================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number                811-7436
                                       --------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  41
          U.S. Large Cap Value Portfolio................................  44
          U.S. Targeted Value Portfolio.................................  45
          U.S. Small Cap Value Portfolio................................  48
          U.S. Core Equity 1 Portfolio..................................  51
          U.S. Core Equity 2 Portfolio..................................  54
          U.S. Vector Equity Portfolio..................................  57
          U.S. Small Cap Portfolio......................................  60
          U.S. Micro Cap Portfolio......................................  63
          DFA Real Estate Securities Portfolio..........................  66
          Large Cap International Portfolio.............................  68
          International Core Equity Portfolio...........................  72
          International Small Company Portfolio.........................  76
          Japanese Small Company Portfolio..............................  77
          Asia Pacific Small Company Portfolio..........................  77
          United Kingdom Small Company Portfolio........................  78
          Continental Small Company Portfolio...........................  78
          DFA International Real Estate Securities Portfolio............  79
          DFA Global Real Estate Securities Portfolio...................  82
          DFA International Small Cap Value Portfolio...................  84
          International Vector Equity Portfolio.........................  88
          World ex U.S. Value Portfolio.................................  92
          World ex U.S. Targeted Value Portfolio........................  93
          World ex U.S. Core Equity Portfolio...........................  98
          World Core Equity Portfolio................................... 104
          Selectively Hedged Global Equity Portfolio.................... 105
          Emerging Markets Portfolio.................................... 106
          Emerging Markets Small Cap Portfolio.......................... 106
          Emerging Markets Value Portfolio.............................. 106
          Emerging Markets Core Equity Portfolio........................ 107
      Statements of Assets and Liabilities.............................. 111
      Statements of Operations.......................................... 118
      Statements of Changes in Net Assets............................... 125
      Financial Highlights.............................................. 135
      Notes to Financial Statements..................................... 154
      Report of Independent Registered Public Accounting Firm........... 184
      Results of the Shareholder Meeting................................ 185

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Charts................................................... 208
    Management's Discussion and Analysis................................. 209
    Consolidated Disclosure of Fund Expenses............................. 210
    Consolidated Disclosure of Portfolio Holdings........................ 211
    Consolidated Schedule of Investments................................. 212
    Consolidated Statement of Assets and Liabilities..................... 217
    Consolidated Statement of Operations................................. 218
    Consolidated Statements of Changes in Net Assets..................... 219
    Consolidated Financial Highlights.................................... 220
    Consolidated Notes to Financial Statements........................... 221
    Report of Independent Registered Public Accounting Firm.............. 233
    Results of the Shareholder Meeting................................... 234
 Dimensional Investment Group Inc.
    Performance Charts................................................... 235
    Management's Discussion and Analysis................................. 237
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 243
        U.S. Large Company Portfolio..................................... 244
    Statements of Assets and Liabilities................................. 247
    Statements of Operations............................................. 248
    Statements of Changes in Net Assets.................................. 249
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 252
    Report of Independent Registered Public Accounting Firm.............. 262
    Results of the Shareholder Meeting................................... 263
 The DFA Investment Trust Company
    Performance Charts................................................... 266
    Management's Discussion and Analysis................................. 271
    Disclosure of Fund Expenses.......................................... 276
    Disclosure of Portfolio Holdings..................................... 278
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 280
        The DFA International Value Series............................... 283
        The Japanese Small Company Series................................ 287
        The Asia Pacific Small Company Series............................ 290
        The United Kingdom Small Company Series.......................... 292
        The Continental Small Company Series............................. 295
        The Canadian Small Company Series................................ 299
        The Emerging Markets Series...................................... 302
        The Emerging Markets Small Cap Series............................ 306
    Statements of Assets and Liabilities................................. 310
    Statements of Operations............................................. 312
    Statements of Changes in Net Assets.................................. 314
    Financial Highlights................................................. 317
    Notes to Financial Statements........................................ 322
    Report of Independent Registered Public Accounting Firm.............. 333
    Results of the Shareholder Meeting................................... 334

TABLE OF CONTENTS
CONTINUED

                                                                    Page
                                                                    ----
        Dimensional Emerging Markets Value Fund
           Performance Charts...................................... 340
           Management's Discussion and Analysis.................... 341
           Disclosure of Fund Expenses............................. 342
           Disclosure of Portfolio Holdings........................ 343
           Summary Schedule of Portfolio Holdings.................. 344
           Statement of Assets and Liabilities..................... 348
           Statement of Operations................................. 349
           Statements of Changes in Net Assets..................... 350
           Financial Highlights.................................... 351
           Notes to Financial Statements........................... 352
           Report of Independent Registered Public Accounting Firm. 358
           Results of the Shareholder Meeting...................... 359
        Fund Management............................................ 360
        Voting Proxies on Fund Portfolio Securities................ 373
        Notice to Shareholders..................................... 374

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                   Enhanced U.S. Large Company
                            Portfolio                   S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2005                    $10,000                         $10,000
11/1/2005                     10,381                          10,378
12/1/2005                     10,381                          10,382
 1/1/2006                     10,660                          10,657
 2/1/2006                     10,660                          10,686
 3/1/2006                     10,794                          10,819
 4/1/2006                     10,923                          10,964
 5/1/2006                     10,600                          10,648
 6/1/2006                     10,611                          10,663
 7/1/2006                     10,675                          10,729
 8/1/2006                     10,923                          10,984
 9/1/2006                     11,203                          11,267
10/1/2006                     11,558                          11,634
11/1/2006                     11,784                          11,855
12/1/2006                     11,941                          12,022
 1/1/2007                     12,111                          12,204
 2/1/2007                     11,873                          11,965
 3/1/2007                     12,009                          12,099
 4/1/2007                     12,529                          12,635
 5/1/2007                     12,958                          13,076
 6/1/2007                     12,732                          12,858
 7/1/2007                     12,348                          12,460
 8/1/2007                     12,517                          12,646
 9/1/2007                     12,983                          13,119
10/1/2007                     13,191                          13,328
11/1/2007                     12,636                          12,771
12/1/2007                     12,546                          12,682
 1/1/2008                     11,760                          11,921
 2/1/2008                     11,379                          11,534
 3/1/2008                     11,328                          11,484
 4/1/2008                     11,861                          12,043
 5/1/2008                     12,026                          12,200
 6/1/2008                     11,005                          11,172
 7/1/2008                     10,915                          11,078
 8/1/2008                     11,082                          11,238
 9/1/2008                     10,061                          10,236
10/1/2008                      8,346                           8,517
11/1/2008                      7,778                           7,906
12/1/2008                      7,869                           7,990
 1/1/2009                      7,210                           7,317
 2/1/2009                      6,422                           6,538
 3/1/2009                      7,006                           7,110
 4/1/2009                      7,697                           7,791
 5/1/2009                      8,157                           8,227
 6/1/2009                      8,186                           8,243
 7/1/2009                      8,834                           8,866
 8/1/2009                      9,179                           9,186
 9/1/2009                      9,540                           9,529
10/1/2009                      9,366                           9,352
11/1/2009                      9,959                           9,913
12/1/2009                     10,130                          10,105
 1/1/2010                      9,782                           9,741
 2/1/2010                     10,101                          10,043
 3/1/2010                     10,696                          10,649
 4/1/2010                     10,870                          10,817
 5/1/2010                     10,014                           9,953
 6/1/2010                      9,499                           9,432
 7/1/2010                     10,169                          10,093
 8/1/2010                      9,718                           9,638
 9/1/2010                     10,587                          10,498
10/1/2010                     10,996                          10,897
11/1/2010                     10,981                          10,898
12/1/2010                     11,716                          11,627
 1/1/2011                     12,009                          11,902
 2/1/2011                     12,404                          12,310
 3/1/2011                     12,404                          12,315
 4/1/2011                     12,798                          12,680
 5/1/2011                     12,681                          12,536
 6/1/2011                     12,462                          12,327
 7/1/2011                     12,228                          12,077
 8/1/2011                     11,555                          11,421
 9/1/2011                     10,736                          10,618
10/1/2011                     11,921                          11,778
11/1/2011                     11,848                          11,752
12/1/2011                     11,980                          11,872
 1/1/2012                     12,542                          12,404
 2/1/2012                     13,089                          12,941
 3/1/2012                     13,533                          13,367
 4/1/2012                     13,459                          13,283
 5/1/2012                     12,645                          12,484
 6/1/2012                     13,176                          12,999
 7/1/2012                     13,399                          13,179
 8/1/2012                     13,710                          13,476
 9/1/2012                     14,062                          13,825
10/1/2012                     13,809                          13,569
11/1/2012                     13,899                          13,648
12/1/2012                     14,012                          13,772
 1/1/2013                     14,730                          14,486
 2/1/2013                     14,939                          14,682
 3/1/2013                     15,492                          15,233
 4/1/2013                     15,792                          15,526
 5/1/2013                     16,150                          15,890
 6/1/2013                     15,903                          15,676
 7/1/2013                     16,742                          16,474
 8/1/2013                     16,248                          15,997
 9/1/2013                     16,757                          16,498
10/1/2013                     17,537                          17,257
11/1/2013                     18,076                          17,783
12/1/2013                     18,511                          18,233
 1/1/2014                     17,896                          17,603
 2/1/2014                     18,706                          18,408
 3/1/2014                     18,851                          18,563
 4/1/2014                     19,001                          18,700
 5/1/2014                     19,467                          19,139
 6/1/2014                     19,841                          19,534
 7/1/2014                     19,555                          19,265
 8/1/2014                     20,353                          20,035
 9/1/2014                     20,052                          19,754
10/1/2014                     20,549                          20,237
11/1/2014                     21,136                          20,781
12/1/2014                     21,019                          20,729
 1/1/2015                     20,450                          20,107
 2/1/2015                     21,587                          21,262
 3/1/2015                     21,277                          20,926
 4/1/2015                     21,467                          21,127
 5/1/2015                     21,760                          21,398
 6/1/2015                     21,300                          20,984
 7/1/2015                     21,766                          21,424
 8/1/2015                     20,403                          20,131         Past performance is not predictive of
 9/1/2015                     19,920                          19,633         future performance.
10/1/2015                     21,628                          21,289         The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                5.25%       14.49%       8.02%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
June 25, 2013-October 31, 2015

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

     6/1/2013             $10,000                    $10,000
     6/1/2013              10,020                     10,130
     7/1/2013              10,550                     10,672
     8/1/2013              10,270                     10,378
     9/1/2013              10,630                     10,740
    10/1/2013              11,101                     11,213
    11/1/2013              11,452                     11,527
    12/1/2013              11,757                     11,838
     1/1/2014              11,333                     11,460
     2/1/2014              11,878                     12,004
     3/1/2014              11,985                     12,080
     4/1/2014              12,046                     12,137
     5/1/2014              12,319                     12,416
     6/1/2014              12,623                     12,699
     7/1/2014              12,410                     12,493
     8/1/2014              12,928                     13,010
     9/1/2014              12,654                     12,781
    10/1/2014              12,899                     13,094
    11/1/2014              13,205                     13,437
    12/1/2014              13,175                     13,405
     1/1/2015              12,775                     13,037
     2/1/2015              13,555                     13,790
     3/1/2015              13,391                     13,619
     4/1/2015              13,463                     13,715
     5/1/2015              13,659                     13,895
     6/1/2015              13,399                     13,634
     7/1/2015              13,564                     13,897           Past performance is not predictive of
     8/1/2015              12,768                     13,061           future performance.
     9/1/2015              12,374                     12,703           The returns shown do not reflect the
    10/1/2015              13,350                     13,731           deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
            Average Annual         One           Since                 redemption of fund shares.
            Total Return           Year        Inception               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2015, all rights
                                   3.49%        13.08%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
 10/31/2005                $10,000                          $10,000
 11/30/2005                 10,398                           10,327
 12/31/2005                 10,411                           10,389
  1/31/2006                 10,904                           10,792
  2/28/2006                 10,866                           10,858
  3/31/2006                 11,057                           11,005
  4/30/2006                 11,369                           11,285
  5/31/2006                 11,158                           11,000
  6/30/2006                 11,255                           11,070
  7/31/2006                 11,091                           11,339
  8/31/2006                 11,269                           11,529
  9/30/2006                 11,581                           11,759
 10/31/2006                 12,039                           12,144
 11/30/2006                 12,266                           12,421
 12/31/2006                 12,513                           12,700
  1/31/2007                 12,875                           12,862
  2/28/2007                 12,681                           12,662
  3/31/2007                 12,764                           12,857
  4/30/2007                 13,306                           13,332
  5/31/2007                 13,852                           13,813
  6/30/2007                 13,627                           13,491
  7/31/2007                 12,780                           12,867
  8/31/2007                 12,536                           13,011
  9/30/2007                 12,860                           13,458
 10/31/2007                 12,930                           13,459
 11/30/2007                 12,206                           12,801
 12/31/2007                 12,167                           12,678
  1/31/2008                 11,700                           12,170
  2/29/2008                 11,338                           11,660
  3/31/2008                 11,232                           11,573
  4/30/2008                 11,937                           12,137
  5/31/2008                 12,221                           12,117
  6/30/2008                 10,882                           10,957
  7/31/2008                 10,760                           10,918
  8/31/2008                 10,971                           11,104
  9/30/2008                  9,985                           10,288
 10/31/2008                  7,735                            8,507
 11/30/2008                  6,976                            7,897
 12/31/2008                  7,203                            8,006
  1/31/2009                  6,349                            7,086
  2/28/2009                  5,457                            6,139
  3/31/2009                  5,994                            6,664
  4/30/2009                  6,964                            7,378
  5/31/2009                  7,498                            7,834
  6/30/2009                  7,407                            7,777
  7/31/2009                  8,105                            8,413
  8/31/2009                  8,656                            8,853
  9/30/2009                  9,033                            9,195
 10/31/2009                  8,645                            8,914
 11/30/2009                  9,131                            9,416
 12/31/2009                  9,377                            9,583
  1/31/2010                  9,157                            9,313
  2/28/2010                  9,553                            9,607
  3/31/2010                 10,298                           10,233
  4/30/2010                 10,623                           10,498
  5/31/2010                  9,714                            9,635
  6/30/2010                  8,980                            9,092
  7/31/2010                  9,682                            9,708
  8/31/2010                  9,090                            9,292
  9/30/2010                  9,981                           10,013
 10/31/2010                 10,349                           10,314
 11/30/2010                 10,271                           10,259
 12/31/2010                 11,269                           11,069
  1/31/2011                 11,633                           11,319
  2/28/2011                 12,260                           11,737
  3/31/2011                 12,316                           11,783
  4/30/2011                 12,625                           12,097
  5/31/2011                 12,445                           11,969
  6/30/2011                 12,219                           11,724
  7/31/2011                 11,661                           11,335
  8/31/2011                 10,675                           10,628
  9/30/2011                  9,596                            9,824
 10/31/2011                 10,921                           10,949
 11/30/2011                 10,830                           10,893
 12/31/2011                 10,916                           11,112
  1/31/2012                 11,457                           11,532
  2/29/2012                 12,119                           11,992
  3/31/2012                 12,341                           12,348
  4/30/2012                 12,083                           12,222
  5/31/2012                 11,225                           11,505
  6/30/2012                 11,828                           12,076
  7/31/2012                 11,943                           12,201
  8/31/2012                 12,414                           12,466
  9/30/2012                 12,867                           12,862
 10/31/2012                 12,902                           12,799
 11/30/2012                 12,931                           12,793
 12/31/2012                 13,323                           13,058
  1/31/2013                 14,248                           13,906
  2/28/2013                 14,428                           14,106
  3/31/2013                 15,121                           14,665
  4/30/2013                 15,273                           14,886
  5/31/2013                 15,903                           15,269
  6/30/2013                 15,720                           15,134
  7/31/2013                 16,663                           15,951
  8/31/2013                 16,165                           15,346
  9/30/2013                 16,643                           15,730
 10/31/2013                 17,484                           16,419
 11/30/2013                 18,214                           16,877
 12/31/2013                 18,695                           17,305
  1/31/2014                 17,956                           16,690
  2/28/2014                 18,559                           17,412
  3/31/2014                 18,994                           17,828
  4/30/2014                 19,118                           17,997
  5/31/2014                 19,533                           18,261
  6/30/2014                 20,066                           18,738
  7/31/2014                 19,917                           18,418
  8/31/2014                 20,548                           19,095
  9/30/2014                 20,036                           18,701
 10/31/2014                 20,192                           19,122
 11/30/2014                 20,425                           19,513
 12/31/2014                 20,576                           19,633
  1/31/2015                 19,553                           18,848
  2/28/2015                 20,933                           19,760
  3/31/2015                 20,532                           19,491
  4/30/2015                 20,951                           19,673
  5/31/2015                 21,176                           19,910
  6/30/2015                 20,833                           19,512              Past performance is not predictive of
  7/31/2015                 20,779                           19,598              future performance.
  8/31/2015                 19,515                           18,430              The returns shown do not reflect the
  9/30/2015                 18,884                           17,874              deduction of taxes that a shareholder
 10/31/2015                 20,425                           19,223              would pay on fund distributions or the
           Average Annual         One          Five           Ten                redemption of fund shares.
           Total Return           Year         Years         Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.16%        14.57%        7.40%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
January 31, 2008-October 31, 2015

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/31/2008             $10,000                            $10,000
 2/29/2008               9,750                              9,603
 3/31/2008               9,821                              9,747
 4/30/2008              10,152                             10,056
 5/31/2008              10,613                             10,400
 6/30/2008               9,538                              9,402
 7/31/2008               9,790                              9,884
 8/31/2008              10,233                             10,353
 9/30/2008               9,575                              9,868
10/31/2008               7,504                              7,897
11/30/2008               6,525                              6,982
12/31/2008               6,946                              7,412
 1/31/2009               5,999                              6,353
 2/28/2009               5,204                              5,471
 3/31/2009               5,777                              5,956
 4/30/2009               6,902                              6,901
 5/31/2009               7,137                              7,051
 6/30/2009               7,107                              7,028
 7/31/2009               7,959                              7,841
 8/31/2009               8,379                              8,212
 9/30/2009               8,844                              8,624
10/31/2009               8,207                              8,051
11/30/2009               8,484                              8,308
12/31/2009               9,150                              8,937
 1/31/2010               8,943                              8,675
 2/28/2010               9,449                              9,077
 3/31/2010              10,229                              9,832
 4/30/2010              10,973                             10,520
 5/31/2010               9,981                              9,631
 6/30/2010               9,031                              8,790
 7/31/2010               9,735                              9,418
 8/31/2010               8,948                              8,710
 9/30/2010              10,044                              9,645
10/31/2010              10,417                             10,019
11/30/2010              10,840                             10,273
12/31/2010              11,805                             11,127
 1/31/2011              11,883                             11,133
 2/28/2011              12,550                             11,698
 3/31/2011              12,792                             11,861
 4/30/2011              12,998                             12,053
 5/31/2011              12,678                             11,837
 6/30/2011              12,397                             11,546
 7/31/2011              11,964                             11,165
 8/31/2011              10,763                             10,178
 9/30/2011               9,425                              9,067
10/31/2011              10,905                             10,373
11/30/2011              10,941                             10,353
12/31/2011              11,049                             10,515
 1/31/2012              11,719                             11,214
 2/29/2012              12,144                             11,380
 3/31/2012              12,369                             11,733
 4/30/2012              12,168                             11,564
 5/31/2012              11,260                             10,857
 6/30/2012              11,715                             11,380
 7/31/2012              11,657                             11,264
 8/31/2012              12,192                             11,612
 9/30/2012              12,577                             12,025
10/31/2012              12,505                             11,874
11/30/2012              12,715                             11,911
12/31/2012              13,155                             12,413
 1/31/2013              14,059                             13,152
 2/28/2013              14,291                             13,303
 3/31/2013              14,987                             13,856
 4/30/2013              14,840                             13,843
 5/31/2013              15,567                             14,257
 6/30/2013              15,460                             14,199
 7/31/2013              16,545                             15,111
 8/31/2013              15,941                             14,443
 9/30/2013              16,826                             15,277
10/31/2013              17,555                             15,773
11/30/2013              18,331                             16,389
12/31/2013              18,804                             16,698
 1/31/2014              17,913                             16,052
 2/28/2014              18,845                             16,787
 3/31/2014              19,217                             16,994
 4/30/2014              18,862                             16,557
 5/31/2014              19,044                             16,662
 6/30/2014              19,852                             17,399
 7/31/2014              18,859                             16,347
 8/31/2014              19,819                             17,058
 9/30/2014              18,629                             15,907
10/31/2014              19,217                             17,018
11/30/2014              19,110                             16,939
12/31/2014              19,348                             17,402
 1/31/2015              18,502                             16,678
 2/28/2015              19,828                             17,452
 3/31/2015              20,100                             17,747
 4/30/2015              19,891                             17,367
 5/31/2015              20,179                             17,511
 6/30/2015              20,105                             17,534              Past performance is not predictive of
 7/31/2015              19,580                             17,051              future performance.
 8/31/2015              18,783                             16,213              The returns shown do not reflect the
 9/30/2015              17,863                             15,652              deduction of taxes that a shareholder
10/31/2015              18,962                             16,528              would pay on fund distributions or the
          Average Annual         One         Five          Since               redemption of fund shares.
          Total Return           Year        Years       Inception             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2015, all rights
                                -1.33%       12.73%        8.61%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
June 30, 2008-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                          $10,000
 7/1/2008                    10,260                           10,513
 8/1/2008                    10,720                           11,012
 9/1/2008                    10,038                           10,496
10/1/2008                     7,860                            8,399
11/1/2008                     6,836                            7,427
12/1/2008                     7,274                            7,883
 1/1/2009                     6,272                            6,757
 2/1/2009                     5,443                            5,819
 3/1/2009                     6,038                            6,335
 4/1/2009                     7,216                            7,341
 5/1/2009                     7,459                            7,499
 6/1/2009                     7,436                            7,476
 7/1/2009                     8,321                            8,340
 8/1/2009                     8,768                            8,735
 9/1/2009                     9,248                            9,173
10/1/2009                     8,585                            8,564
11/1/2009                     8,871                            8,836
12/1/2009                     9,568                            9,506
 1/1/2010                     9,343                            9,227
 2/1/2010                     9,865                            9,655
 3/1/2010                    10,685                           10,458
 4/1/2010                    11,453                           11,190
 5/1/2010                    10,419                           10,244
 6/1/2010                     9,434                            9,350
 7/1/2010                    10,161                           10,017
 8/1/2010                     9,341                            9,264
 9/1/2010                    10,484                           10,259
10/1/2010                    10,874                           10,656
11/1/2010                    11,306                           10,927
12/1/2010                    12,308                           11,835
 1/1/2011                    12,396                           11,841
 2/1/2011                    13,085                           12,443
 3/1/2011                    13,336                           12,615
 4/1/2011                    13,544                           12,820
 5/1/2011                    13,211                           12,591
 6/1/2011                    12,926                           12,281
 7/1/2011                    12,466                           11,875
 8/1/2011                    11,214                           10,826
 9/1/2011                     9,820                            9,644
10/1/2011                    11,364                           11,034
11/1/2011                    11,401                           11,011
12/1/2011                    11,510                           11,184
 1/1/2012                    12,209                           11,927
 2/1/2012                    12,644                           12,105
 3/1/2012                    12,877                           12,480
 4/1/2012                    12,667                           12,299
 5/1/2012                    11,721                           11,548
 6/1/2012                    12,189                           12,105
 7/1/2012                    12,129                           11,981
 8/1/2012                    12,686                           12,351
 9/1/2012                    13,082                           12,791
10/1/2012                    13,007                           12,630
11/1/2012                    13,225                           12,669
12/1/2012                    13,677                           13,203
 1/1/2013                    14,611                           13,989
 2/1/2013                    14,861                           14,149
 3/1/2013                    15,577                           14,738
 4/1/2013                    15,424                           14,724
 5/1/2013                    16,181                           15,164
 6/1/2013                    16,064                           15,102
 7/1/2013                    17,185                           16,073
 8/1/2013                    16,548                           15,362
 9/1/2013                    17,472                           16,249
10/1/2013                    18,223                           16,777
11/1/2013                    19,022                           17,432
12/1/2013                    19,515                           17,760
 1/1/2014                    18,587                           17,073
 2/1/2014                    19,549                           17,855
 3/1/2014                    19,932                           18,076
 4/1/2014                    19,563                           17,611
 5/1/2014                    19,752                           17,723
 6/1/2014                    20,586                           18,507
 7/1/2014                    19,553                           17,387
 8/1/2014                    20,551                           18,143
 9/1/2014                    19,315                           16,919
10/1/2014                    19,918                           18,101
11/1/2014                    19,798                           18,017
12/1/2014                    20,051                           18,509
 1/1/2015                    19,171                           17,739
 2/1/2015                    20,540                           18,563
 3/1/2015                    20,817                           18,876
 4/1/2015                    20,600                           18,473
 5/1/2015                    20,890                           18,626
 6/1/2015                    20,816                           18,650
 7/1/2015                    20,271                           18,136              Past performance is not predictive of
 8/1/2015                    19,443                           17,245              future performance.
 9/1/2015                    18,490                           16,648              The returns shown do not reflect the
10/1/2015                    19,621                           17,580              deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          Average Annual         One         Five           Since                 redemption of fund shares.
          Total Return           Year        Years        Inception               Russell data copyright (C) Russell
          ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                -1.49%       12.53%         9.62%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2005                   $10,000                           $10,000
11/1/2005                    10,465                            10,406
12/1/2005                    10,509                            10,326
 1/1/2006                    11,353                            11,180
 2/1/2006                    11,233                            11,179
 3/1/2006                    11,698                            11,720
 4/1/2006                    11,851                            11,752
 5/1/2006                    11,439                            11,265
 6/1/2006                    11,504                            11,403
 7/1/2006                    11,150                            11,245
 8/1/2006                    11,404                            11,581
 9/1/2006                    11,520                            11,694
10/1/2006                    12,089                            12,290
11/1/2006                    12,503                            12,640
12/1/2006                    12,579                            12,750
 1/1/2007                    12,842                            12,941
 2/1/2007                    12,776                            12,782
 3/1/2007                    12,874                            12,937
 4/1/2007                    13,137                            13,071
 5/1/2007                    13,706                            13,550
 6/1/2007                    13,525                            13,234
 7/1/2007                    12,545                            12,108
 8/1/2007                    12,508                            12,350
 9/1/2007                    12,546                            12,406
10/1/2007                    12,575                            12,541
11/1/2007                    11,679                            11,602
12/1/2007                    11,549                            11,504
 1/1/2008                    10,997                            11,032
 2/1/2008                    10,717                            10,593
 3/1/2008                    10,808                            10,753
 4/1/2008                    11,165                            11,093
 5/1/2008                    11,680                            11,472
 6/1/2008                    10,499                            10,372
 7/1/2008                    10,772                            10,903
 8/1/2008                    11,258                            11,421
 9/1/2008                    10,546                            10,886
10/1/2008                     8,260                             8,711
11/1/2008                     7,185                             7,702
12/1/2008                     7,648                             8,176
 1/1/2009                     6,597                             7,008
 2/1/2009                     5,730                             6,035
 3/1/2009                     6,355                             6,571
 4/1/2009                     7,594                             7,613
 5/1/2009                     7,855                             7,778
 6/1/2009                     7,828                             7,753
 7/1/2009                     8,761                             8,650
 8/1/2009                     9,232                             9,059
 9/1/2009                     9,745                             9,514
10/1/2009                     9,042                             8,882
11/1/2009                     9,343                             9,165
12/1/2009                    10,085                             9,859
 1/1/2010                     9,853                             9,570
 2/1/2010                    10,403                            10,013
 3/1/2010                    11,269                            10,846
 4/1/2010                    12,083                            11,605
 5/1/2010                    10,998                            10,625
 6/1/2010                     9,953                             9,697
 7/1/2010                    10,729                            10,389
 8/1/2010                     9,859                             9,608
 9/1/2010                    11,072                            10,640
10/1/2010                    11,484                            11,052
11/1/2010                    11,943                            11,333
12/1/2010                    13,011                            12,274
 1/1/2011                    13,097                            12,281
 2/1/2011                    13,841                            12,905
 3/1/2011                    14,107                            13,084
 4/1/2011                    14,326                            13,297
 5/1/2011                    13,974                            13,058
 6/1/2011                    13,673                            12,737
 7/1/2011                    13,195                            12,316
 8/1/2011                    11,871                            11,228
 9/1/2011                    10,397                            10,002
10/1/2011                    12,031                            11,443
11/1/2011                    12,070                            11,421
12/1/2011                    12,193                            11,599
 1/1/2012                    12,932                            12,370
 2/1/2012                    13,401                            12,554
 3/1/2012                    13,653                            12,944
 4/1/2012                    13,430                            12,756
 5/1/2012                    12,428                            11,977
 6/1/2012                    12,934                            12,554
 7/1/2012                    12,870                            12,426
 8/1/2012                    13,461                            12,809
 9/1/2012                    13,889                            13,266
10/1/2012                    13,809                            13,099
11/1/2012                    14,041                            13,139
12/1/2012                    14,532                            13,693
 1/1/2013                    15,523                            14,509
 2/1/2013                    15,788                            14,675
 3/1/2013                    16,557                            15,286
 4/1/2013                    16,395                            15,271
 5/1/2013                    17,206                            15,727
 6/1/2013                    17,083                            15,663
 7/1/2013                    18,282                            16,670
 8/1/2013                    17,606                            15,933
 9/1/2013                    18,590                            16,853
10/1/2013                    19,388                            17,400
11/1/2013                    20,254                            18,079
12/1/2013                    20,785                            18,420
 1/1/2014                    19,799                            17,708
 2/1/2014                    20,821                            18,518
 3/1/2014                    21,236                            18,747
 4/1/2014                    20,852                            18,265
 5/1/2014                    21,053                            18,381
 6/1/2014                    21,943                            19,194
 7/1/2014                    20,854                            18,033
 8/1/2014                    21,916                            18,817
 9/1/2014                    20,604                            17,548
10/1/2014                    21,246                            18,774
11/1/2014                    21,136                            18,686
12/1/2014                    21,396                            19,197
 1/1/2015                    20,469                            18,398
 2/1/2015                    21,937                            19,252
 3/1/2015                    22,233                            19,577
 4/1/2015                    22,011                            19,159
 5/1/2015                    22,330                            19,318
 6/1/2015                    22,244                            19,343
 7/1/2015                    21,672                            18,809              Past performance is not predictive of
 8/1/2015                    20,788                            17,886              future performance.
 9/1/2015                    19,775                            17,267              The returns shown do not reflect the
10/1/2015                    20,992                            18,233              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual          One          Five           Ten                 redemption of fund shares.
           Total Return            Year         Years         Years                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -1.20%        12.82%        7.70%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2005               $10,000                          $10,000
11/1/2005                10,421                           10,406
12/1/2005                10,456                           10,326
 1/1/2006                11,378                           11,180
 2/1/2006                11,339                           11,179
 3/1/2006                12,030                           11,720
 4/1/2006                12,148                           11,752
 5/1/2006                11,615                           11,265
 6/1/2006                11,621                           11,403
 7/1/2006                11,186                           11,245
 8/1/2006                11,403                           11,581
 9/1/2006                11,539                           11,694
10/1/2006                12,166                           12,290
11/1/2006                12,535                           12,640
12/1/2006                12,709                           12,750
 1/1/2007                12,988                           12,941
 2/1/2007                12,958                           12,782
 3/1/2007                13,099                           12,937
 4/1/2007                13,336                           13,071
 5/1/2007                13,822                           13,550
 6/1/2007                13,609                           13,234
 7/1/2007                12,568                           12,108
 8/1/2007                12,473                           12,350
 9/1/2007                12,439                           12,406
10/1/2007                12,578                           12,541
11/1/2007                11,481                           11,602
12/1/2007                11,343                           11,504
 1/1/2008                10,896                           11,032
 2/1/2008                10,587                           10,593
 3/1/2008                10,676                           10,753
 4/1/2008                10,853                           11,093
 5/1/2008                11,302                           11,472
 6/1/2008                10,160                           10,372
 7/1/2008                10,370                           10,903
 8/1/2008                10,801                           11,421
 9/1/2008                10,056                           10,886
10/1/2008                 7,830                            8,711
11/1/2008                 6,813                            7,702
12/1/2008                 7,170                            8,176
 1/1/2009                 6,147                            7,008
 2/1/2009                 5,366                            6,035
 3/1/2009                 5,924                            6,571
 4/1/2009                 7,088                            7,613
 5/1/2009                 7,316                            7,778
 6/1/2009                 7,342                            7,753
 7/1/2009                 8,329                            8,650
 8/1/2009                 8,757                            9,059
 9/1/2009                 9,311                            9,514
10/1/2009                 8,611                            8,882
11/1/2009                 8,878                            9,165
12/1/2009                 9,581                            9,859
 1/1/2010                 9,279                            9,570
 2/1/2010                 9,850                           10,013
 3/1/2010                10,723                           10,846
 4/1/2010                11,592                           11,605
 5/1/2010                10,444                           10,625
 6/1/2010                 9,385                            9,697
 7/1/2010                10,200                           10,389
 8/1/2010                 9,346                            9,608
 9/1/2010                10,554                           10,640
10/1/2010                10,994                           11,052
11/1/2010                11,488                           11,333
12/1/2010                12,542                           12,274
 1/1/2011                12,581                           12,281
 2/1/2011                13,371                           12,905
 3/1/2011                13,646                           13,084
 4/1/2011                13,818                           13,297
 5/1/2011                13,386                           13,058
 6/1/2011                13,144                           12,737
 7/1/2011                12,766                           12,316
 8/1/2011                11,415                           11,228
 9/1/2011                 9,980                           10,002
10/1/2011                11,559                           11,443
11/1/2011                11,480                           11,421
12/1/2011                11,596                           11,599
 1/1/2012                12,457                           12,370
 2/1/2012                12,853                           12,554
 3/1/2012                13,148                           12,944
 4/1/2012                12,938                           12,756
 5/1/2012                12,016                           11,977
 6/1/2012                12,543                           12,554
 7/1/2012                12,513                           12,426
 8/1/2012                13,040                           12,809
 9/1/2012                13,472                           13,266
10/1/2012                13,362                           13,099
11/1/2012                13,608                           13,139
12/1/2012                14,115                           13,693
 1/1/2013                15,041                           14,509
 2/1/2013                15,305                           14,675
 3/1/2013                16,056                           15,286
 4/1/2013                15,878                           15,271
 5/1/2013                16,734                           15,727
 6/1/2013                16,617                           15,663
 7/1/2013                17,836                           16,670
 8/1/2013                17,092                           15,933
 9/1/2013                17,988                           16,853
10/1/2013                18,620                           17,400
11/1/2013                19,565                           18,079
12/1/2013                20,097                           18,420
 1/1/2014                19,064                           17,708
 2/1/2014                20,103                           18,518
 3/1/2014                20,341                           18,747
 4/1/2014                19,950                           18,265
 5/1/2014                20,114                           18,381
 6/1/2014                21,007                           19,194
 7/1/2014                19,796                           18,033
 8/1/2014                20,950                           18,817
 9/1/2014                19,488                           17,548
10/1/2014                20,387                           18,774
11/1/2014                20,330                           18,686
12/1/2014                20,797                           19,197
 1/1/2015                19,768                           18,398
 2/1/2015                20,933                           19,252
 3/1/2015                21,305                           19,577
 4/1/2015                21,020                           19,159
 5/1/2015                21,305                           19,318
 6/1/2015                21,316                           19,343
 7/1/2015                20,534                           18,809                  Past performance is not predictive of
 8/1/2015                19,705                           17,886                  future performance.
 9/1/2015                18,817                           17,267                  The returns shown do not reflect the
10/1/2015                19,811                           18,233                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual          One          Five           Ten                redemption of fund shares.
           Total Return            Year         Years         Years               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -2.83%        12.50%        7.08%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2005                $10,000                    $10,000
11/1/2005                 10,407                     10,389
12/1/2005                 10,411                     10,398
 1/1/2006                 10,831                     10,746
 2/1/2006                 10,851                     10,765
 3/1/2006                 11,092                     10,951
 4/1/2006                 11,226                     11,070
 5/1/2006                 10,836                     10,715
 6/1/2006                 10,839                     10,734
 7/1/2006                 10,726                     10,724
 8/1/2006                 10,983                     10,987
 9/1/2006                 11,211                     11,233
10/1/2006                 11,623                     11,637
11/1/2006                 11,900                     11,890
12/1/2006                 12,045                     12,032
 1/1/2007                 12,274                     12,261
 2/1/2007                 12,139                     12,060
 3/1/2007                 12,260                     12,186
 4/1/2007                 12,718                     12,673
 5/1/2007                 13,208                     13,134
 6/1/2007                 12,994                     12,888
 7/1/2007                 12,450                     12,449
 8/1/2007                 12,576                     12,628
 9/1/2007                 12,936                     13,088
10/1/2007                 13,136                     13,328
11/1/2007                 12,457                     12,728
12/1/2007                 12,381                     12,651
 1/1/2008                 11,675                     11,884
 2/1/2008                 11,327                     11,515
 3/1/2008                 11,246                     11,447
 4/1/2008                 11,807                     12,019
 5/1/2008                 12,113                     12,266
 6/1/2008                 11,076                     11,253
 7/1/2008                 11,076                     11,164
 8/1/2008                 11,320                     11,337
 9/1/2008                 10,271                     10,271
10/1/2008                  8,364                      8,449
11/1/2008                  7,657                      7,782
12/1/2008                  7,859                      7,931
 1/1/2009                  7,149                      7,266
 2/1/2009                  6,384                      6,505
 3/1/2009                  6,971                      7,074
 4/1/2009                  7,815                      7,819
 5/1/2009                  8,183                      8,236
 6/1/2009                  8,220                      8,264
 7/1/2009                  8,916                      8,907
 8/1/2009                  9,242                      9,226
 9/1/2009                  9,680                      9,612
10/1/2009                  9,338                      9,365
11/1/2009                  9,808                      9,897
12/1/2009                 10,204                     10,179
 1/1/2010                  9,875                      9,812
 2/1/2010                 10,259                     10,145
 3/1/2010                 10,941                     10,784
 4/1/2010                 11,282                     11,017
 5/1/2010                 10,391                     10,147
 6/1/2010                  9,721                      9,563
 7/1/2010                 10,417                     10,227
 8/1/2010                  9,854                      9,746
 9/1/2010                 10,859                     10,666
10/1/2010                 11,280                     11,083
11/1/2010                 11,424                     11,147
12/1/2010                 12,256                     11,902
 1/1/2011                 12,501                     12,162
 2/1/2011                 13,002                     12,605
 3/1/2011                 13,140                     12,662
 4/1/2011                 13,497                     13,039
 5/1/2011                 13,307                     12,890
 6/1/2011                 13,061                     12,659
 7/1/2011                 12,691                     12,369
 8/1/2011                 11,806                     11,627
 9/1/2011                 10,773                     10,724
10/1/2011                 12,123                     11,959
11/1/2011                 12,100                     11,926
12/1/2011                 12,178                     12,024
 1/1/2012                 12,834                     12,631
 2/1/2012                 13,389                     13,166
 3/1/2012                 13,744                     13,572
 4/1/2012                 13,608                     13,483
 5/1/2012                 12,712                     12,649
 6/1/2012                 13,182                     13,145
 7/1/2012                 13,273                     13,275
 8/1/2012                 13,660                     13,606
 9/1/2012                 14,049                     13,963
10/1/2012                 13,855                     13,723
11/1/2012                 14,004                     13,829
12/1/2012                 14,238                     13,998
 1/1/2013                 15,102                     14,766
 2/1/2013                 15,287                     14,962
 3/1/2013                 15,913                     15,548
 4/1/2013                 16,086                     15,803
 5/1/2013                 16,618                     16,176
 6/1/2013                 16,450                     15,966
 7/1/2013                 17,402                     16,841
 8/1/2013                 16,915                     16,371
 9/1/2013                 17,611                     16,979
10/1/2013                 18,333                     17,701
11/1/2013                 18,927                     18,214
12/1/2013                 19,449                     18,695
 1/1/2014                 18,778                     18,104
 2/1/2014                 19,684                     18,963
 3/1/2014                 19,842                     19,064
 4/1/2014                 19,795                     19,087
 5/1/2014                 20,184                     19,503
 6/1/2014                 20,767                     19,993
 7/1/2014                 20,235                     19,598
 8/1/2014                 21,099                     20,420
 9/1/2014                 20,521                     19,995
10/1/2014                 21,032                     20,545
11/1/2014                 21,471                     21,043
12/1/2014                 21,495                     21,043
 1/1/2015                 20,823                     20,457
 2/1/2015                 22,119                     21,641
 3/1/2015                 21,975                     21,421
 4/1/2015                 22,035                     21,518
 5/1/2015                 22,324                     21,816
 6/1/2015                 21,999                     21,451
 7/1/2015                 22,144                     21,810              Past performance is not predictive of
 8/1/2015                 20,900                     20,493              future performance.
 9/1/2015                 20,213                     19,896              The returns shown do not reflect the
10/1/2015                 21,718                     21,467              deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          Average Annual        One        Five         Ten              redemption of fund shares.
          Total Return          Year       Years       Years             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2015, all rights
                                3.26%      14.00%      8.06%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2005               $10,000                         $10,000
11/1/2005                10,417                          10,389
12/1/2005                10,424                          10,398
 1/1/2006                10,925                          10,746
 2/1/2006                10,945                          10,765
 3/1/2006                11,206                          10,951
 4/1/2006                11,370                          11,070
 5/1/2006                10,961                          10,715
 6/1/2006                10,952                          10,734
 7/1/2006                10,829                          10,724
 8/1/2006                11,075                          10,987
 9/1/2006                11,302                          11,233
10/1/2006                11,734                          11,637
11/1/2006                12,031                          11,890
12/1/2006                12,196                          12,032
 1/1/2007                12,424                          12,261
 2/1/2007                12,299                          12,060
 3/1/2007                12,429                          12,186
 4/1/2007                12,855                          12,673
 5/1/2007                13,375                          13,134
 6/1/2007                13,160                          12,888
 7/1/2007                12,545                          12,449
 8/1/2007                12,659                          12,628
 9/1/2007                12,977                          13,088
10/1/2007                13,113                          13,328
11/1/2007                12,365                          12,728
12/1/2007                12,257                          12,651
 1/1/2008                11,626                          11,884
 2/1/2008                11,258                          11,515
 3/1/2008                11,144                          11,447
 4/1/2008                11,704                          12,019
 5/1/2008                12,031                          12,266
 6/1/2008                10,943                          11,253
 7/1/2008                10,975                          11,164
 8/1/2008                11,219                          11,337
 9/1/2008                10,206                          10,271
10/1/2008                 8,264                           8,449
11/1/2008                 7,516                           7,782
12/1/2008                 7,739                           7,931
 1/1/2009                 6,933                           7,266
 2/1/2009                 6,127                           6,505
 3/1/2009                 6,729                           7,074
 4/1/2009                 7,669                           7,819
 5/1/2009                 8,036                           8,236
 6/1/2009                 8,026                           8,264
 7/1/2009                 8,752                           8,907
 8/1/2009                 9,110                           9,226
 9/1/2009                 9,564                           9,612
10/1/2009                 9,146                           9,365
11/1/2009                 9,560                           9,897
12/1/2009                 9,995                          10,179
 1/1/2010                 9,689                           9,812
 2/1/2010                10,093                          10,145
 3/1/2010                10,815                          10,784
 4/1/2010                11,209                          11,017
 5/1/2010                10,321                          10,147
 6/1/2010                 9,595                           9,563
 7/1/2010                10,299                          10,227
 8/1/2010                 9,683                           9,746
 9/1/2010                10,706                          10,666
10/1/2010                11,104                          11,083
11/1/2010                11,280                          11,147
12/1/2010                12,175                          11,902
 1/1/2011                12,408                          12,162
 2/1/2011                12,963                          12,605
 3/1/2011                13,120                          12,662
 4/1/2011                13,420                          13,039
 5/1/2011                13,209                          12,890
 6/1/2011                12,949                          12,659
 7/1/2011                12,514                          12,369
 8/1/2011                11,566                          11,627
 9/1/2011                10,468                          10,724
10/1/2011                11,879                          11,959
11/1/2011                11,834                          11,926
12/1/2011                11,920                          12,024
 1/1/2012                12,585                          12,631
 2/1/2012                13,125                          13,166
 3/1/2012                13,442                          13,572
 4/1/2012                13,306                          13,483
 5/1/2012                12,393                          12,649
 6/1/2012                12,882                          13,145
 7/1/2012                12,950                          13,275
 8/1/2012                13,358                          13,606
 9/1/2012                13,764                          13,963
10/1/2012                13,639                          13,723
11/1/2012                13,764                          13,829
12/1/2012                14,075                          13,998
 1/1/2013                14,965                          14,766
 2/1/2013                15,150                          14,962
 3/1/2013                15,786                          15,548
 4/1/2013                15,902                          15,803
 5/1/2013                16,504                          16,176
 6/1/2013                16,346                          15,966
 7/1/2013                17,335                          16,841
 8/1/2013                16,800                          16,371
 9/1/2013                17,518                          16,979
10/1/2013                18,229                          17,701
11/1/2013                18,848                          18,214
12/1/2013                19,390                          18,695
 1/1/2014                18,667                          18,104
 2/1/2014                19,544                          18,963
 3/1/2014                19,771                          19,064
 4/1/2014                19,676                          19,087
 5/1/2014                20,020                          19,503
 6/1/2014                20,654                          19,993
 7/1/2014                20,082                          19,598
 8/1/2014                20,916                          20,420
 9/1/2014                20,251                          19,995
10/1/2014                20,742                          20,545
11/1/2014                21,113                          21,043
12/1/2014                21,197                          21,043
 1/1/2015                20,433                          20,457
 2/1/2015                21,754                          21,641
 3/1/2015                21,650                          21,421
 4/1/2015                21,699                          21,518
 5/1/2015                21,978                          21,816
 6/1/2015                21,685                          21,451              Past performance is not predictive of
 7/1/2015                21,648                          21,810              future performance.
 8/1/2015                20,441                          20,493              The returns shown do not reflect the
 9/1/2015                19,707                          19,896              deduction of taxes that a shareholder
10/1/2015                21,140                          21,467              would pay on fund distributions or the
          Average Annual        One         Five          Ten                redemption of fund shares.
          Total Return          Year        Years        Years               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                1.92%       13.74%       7.77%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
December 30, 2005-October 31, 2015

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
12/1/2005                 $10,000                         $10,000
12/1/2005                  10,000                          10,000
 1/1/2006                  10,810                          10,334
 2/1/2006                  10,800                          10,352
 3/1/2006                  11,196                          10,531
 4/1/2006                  11,316                          10,646
 5/1/2006                  10,865                          10,305
 6/1/2006                  10,845                          10,323
 7/1/2006                  10,624                          10,313
 8/1/2006                  10,865                          10,566
 9/1/2006                  11,050                          10,802
10/1/2006                  11,533                          11,191
11/1/2006                  11,865                          11,435
12/1/2006                  12,001                          11,572
 1/1/2007                  12,237                          11,792
 2/1/2007                  12,155                          11,598
 3/1/2007                  12,268                          11,719
 4/1/2007                  12,628                          12,187
 5/1/2007                  13,152                          12,631
 6/1/2007                  12,951                          12,395
 7/1/2007                  12,220                          11,972
 8/1/2007                  12,281                          12,144
 9/1/2007                  12,496                          12,587
10/1/2007                  12,579                          12,818
11/1/2007                  11,762                          12,241
12/1/2007                  11,632                          12,166
 1/1/2008                  11,081                          11,429
 2/1/2008                  10,707                          11,074
 3/1/2008                  10,663                          11,008
 4/1/2008                  11,142                          11,559
 5/1/2008                  11,517                          11,796
 6/1/2008                  10,417                          10,822
 7/1/2008                  10,500                          10,736
 8/1/2008                  10,803                          10,903
 9/1/2008                   9,892                           9,878
10/1/2008                   7,847                           8,126
11/1/2008                   6,987                           7,484
12/1/2008                   7,307                           7,627
 1/1/2009                   6,417                           6,987
 2/1/2009                   5,612                           6,255
 3/1/2009                   6,178                           6,803
 4/1/2009                   7,178                           7,519
 5/1/2009                   7,486                           7,921
 6/1/2009                   7,490                           7,947
 7/1/2009                   8,258                           8,566
 8/1/2009                   8,642                           8,872
 9/1/2009                   9,093                           9,244
10/1/2009                   8,590                           9,006
11/1/2009                   8,911                           9,518
12/1/2009                   9,442                           9,789
 1/1/2010                   9,173                           9,436
 2/1/2010                   9,625                           9,756
 3/1/2010                  10,347                          10,371
 4/1/2010                  10,874                          10,595
 5/1/2010                  10,003                           9,758
 6/1/2010                   9,227                           9,197
 7/1/2010                   9,906                           9,835
 8/1/2010                   9,227                           9,372
 9/1/2010                  10,243                          10,257
10/1/2010                  10,621                          10,658
11/1/2010                  10,881                          10,720
12/1/2010                  11,813                          11,446
 1/1/2011                  11,976                          11,696
 2/1/2011                  12,585                          12,122
 3/1/2011                  12,794                          12,177
 4/1/2011                  13,055                          12,539
 5/1/2011                  12,805                          12,396
 6/1/2011                  12,530                          12,174
 7/1/2011                  12,072                          11,895
 8/1/2011                  11,014                          11,181
 9/1/2011                   9,822                          10,314
10/1/2011                  11,244                          11,501
11/1/2011                  11,189                          11,470
12/1/2011                  11,274                          11,564
 1/1/2012                  11,967                          12,147
 2/1/2012                  12,462                          12,661
 3/1/2012                  12,762                          13,052
 4/1/2012                  12,575                          12,966
 5/1/2012                  11,661                          12,165
 6/1/2012                  12,122                          12,641
 7/1/2012                  12,099                          12,766
 8/1/2012                  12,542                          13,085
 9/1/2012                  12,947                          13,429
10/1/2012                  12,880                          13,197
11/1/2012                  13,035                          13,299
12/1/2012                  13,413                          13,462
 1/1/2013                  14,342                          14,201
 2/1/2013                  14,499                          14,389
 3/1/2013                  15,148                          14,953
 4/1/2013                  15,136                          15,198
 5/1/2013                  15,798                          15,556
 6/1/2013                  15,667                          15,354
 7/1/2013                  16,679                          16,196
 8/1/2013                  16,139                          15,744
 9/1/2013                  16,932                          16,329
10/1/2013                  17,620                          17,023
11/1/2013                  18,296                          17,517
12/1/2013                  18,806                          17,979
 1/1/2014                  18,037                          17,411
 2/1/2014                  18,875                          18,237
 3/1/2014                  19,126                          18,334
 4/1/2014                  18,908                          18,356
 5/1/2014                  19,184                          18,756
 6/1/2014                  19,912                          19,227
 7/1/2014                  19,186                          18,847
 8/1/2014                  20,039                          19,638
 9/1/2014                  19,174                          19,229
10/1/2014                  19,718                          19,758
11/1/2014                  19,845                          20,237
12/1/2014                  20,031                          20,236
 1/1/2015                  19,154                          19,673
 2/1/2015                  20,452                          20,812
 3/1/2015                  20,494                          20,601
 4/1/2015                  20,445                          20,694
 5/1/2015                  20,686                          20,980
 6/1/2015                  20,563                          20,629
 7/1/2015                  20,297                          20,974            Past performance is not predictive of
 8/1/2015                  19,269                          19,708            future performance.
 9/1/2015                  18,469                          19,134            The returns shown do not reflect the
10/1/2015                  19,683                          20,645            deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One        Five          Since               redemption of fund shares.
          Total Return          Year       Years       Inception             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2015, all rights
                               -0.18%      13.13%        7.13%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,485                         10,485
12/1/2005                 10,459                         10,438
 1/1/2006                 11,409                         11,373
 2/1/2006                 11,388                         11,342
 3/1/2006                 11,910                         11,892
 4/1/2006                 11,937                         11,891
 5/1/2006                 11,287                         11,223
 6/1/2006                 11,220                         11,295
 7/1/2006                 10,790                         10,927
 8/1/2006                 11,091                         11,251
 9/1/2006                 11,183                         11,345
10/1/2006                 11,813                         11,998
11/1/2006                 12,110                         12,313
12/1/2006                 12,196                         12,355
 1/1/2007                 12,379                         12,561
 2/1/2007                 12,316                         12,462
 3/1/2007                 12,445                         12,595
 4/1/2007                 12,673                         12,821
 5/1/2007                 13,153                         13,346
 6/1/2007                 13,009                         13,151
 7/1/2007                 12,225                         12,252
 8/1/2007                 12,397                         12,529
 9/1/2007                 12,553                         12,744
10/1/2007                 12,800                         13,110
11/1/2007                 11,847                         12,169
12/1/2007                 11,823                         12,161
 1/1/2008                 11,005                         11,332
 2/1/2008                 10,651                         10,912
 3/1/2008                 10,689                         10,958
 4/1/2008                 11,026                         11,416
 5/1/2008                 11,552                         11,941
 6/1/2008                 10,518                         11,021
 7/1/2008                 10,849                         11,429
 8/1/2008                 11,242                         11,842
 9/1/2008                 10,343                         10,899
10/1/2008                  8,214                          8,632
11/1/2008                  7,211                          7,611
12/1/2008                  7,566                          8,052
 1/1/2009                  6,728                          7,157
 2/1/2009                  5,916                          6,287
 3/1/2009                  6,525                          6,848
 4/1/2009                  7,737                          7,907
 5/1/2009                  8,010                          8,145
 6/1/2009                  8,218                          8,265
 7/1/2009                  9,072                          9,061
 8/1/2009                  9,396                          9,321
 9/1/2009                  9,981                          9,858
10/1/2009                  9,289                          9,189
11/1/2009                  9,526                          9,477
12/1/2009                 10,315                         10,240
 1/1/2010                 10,002                          9,863
 2/1/2010                 10,490                         10,308
 3/1/2010                 11,350                         11,146
 4/1/2010                 12,120                         11,777
 5/1/2010                 11,174                         10,884
 6/1/2010                 10,281                         10,040
 7/1/2010                 11,021                         10,730
 8/1/2010                 10,181                          9,936
 9/1/2010                 11,510                         11,174
10/1/2010                 11,981                         11,631
11/1/2010                 12,484                         12,035
12/1/2010                 13,482                         12,990
 1/1/2011                 13,495                         12,957
 2/1/2011                 14,252                         13,667
 3/1/2011                 14,660                         14,021
 4/1/2011                 15,007                         14,392
 5/1/2011                 14,704                         14,122
 6/1/2011                 14,469                         13,796
 7/1/2011                 13,963                         13,298
 8/1/2011                 12,711                         12,141
 9/1/2011                 11,299                         10,780
10/1/2011                 13,030                         12,411
11/1/2011                 12,986                         12,366
12/1/2011                 13,057                         12,448
 1/1/2012                 13,936                         13,327
 2/1/2012                 14,336                         13,646
 3/1/2012                 14,711                         13,996
 4/1/2012                 14,507                         13,780
 5/1/2012                 13,565                         12,868
 6/1/2012                 14,138                         13,510
 7/1/2012                 14,023                         13,323
 8/1/2012                 14,515                         13,767
 9/1/2012                 14,989                         14,219
10/1/2012                 14,803                         13,911
11/1/2012                 14,976                         13,985
12/1/2012                 15,459                         14,483
 1/1/2013                 16,427                         15,389
 2/1/2013                 16,591                         15,559
 3/1/2013                 17,392                         16,278
 4/1/2013                 17,249                         16,218
 5/1/2013                 18,136                         16,866
 6/1/2013                 18,116                         16,780
 7/1/2013                 19,421                         17,954
 8/1/2013                 18,765                         17,384
 9/1/2013                 19,929                         18,493
10/1/2013                 20,580                         18,958
11/1/2013                 21,546                         19,718
12/1/2013                 21,984                         20,106
 1/1/2014                 21,083                         19,549
 2/1/2014                 22,048                         20,470
 3/1/2014                 22,166                         20,331
 4/1/2014                 21,513                         19,542
 5/1/2014                 21,634                         19,699
 6/1/2014                 22,662                         20,747
 7/1/2014                 21,303                         19,491
 8/1/2014                 22,313                         20,457
 9/1/2014                 21,110                         19,220
10/1/2014                 22,364                         20,487
11/1/2014                 22,442                         20,505
12/1/2014                 22,960                         21,090
 1/1/2015                 22,009                         20,411
 2/1/2015                 23,461                         21,623
 3/1/2015                 23,876                         22,000
 4/1/2015                 23,322                         21,439
 5/1/2015                 23,729                         21,928
 6/1/2015                 23,968                         22,092
 7/1/2015                 23,664                         21,836               Past performance is not predictive of
 8/1/2015                 22,480                         20,463               future performance.
 9/1/2015                 21,619                         19,459               The returns shown do not reflect the
10/1/2015                 22,888                         20,556               deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 2.34%       13.82%       8.63%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,453                          10,485
12/1/2005                    10,472                          10,438
 1/1/2006                    11,429                          11,373
 2/1/2006                    11,458                          11,342
 3/1/2006                    11,979                          11,892
 4/1/2006                    11,929                          11,891
 5/1/2006                    11,227                          11,223
 6/1/2006                    11,127                          11,295
 7/1/2006                    10,744                          10,927
 8/1/2006                    11,042                          11,251
 9/1/2006                    11,104                          11,345
10/1/2006                    11,708                          11,998
11/1/2006                    11,971                          12,313
12/1/2006                    12,164                          12,355
 1/1/2007                    12,304                          12,561
 2/1/2007                    12,242                          12,462
 3/1/2007                    12,367                          12,595
 4/1/2007                    12,553                          12,821
 5/1/2007                    12,948                          13,346
 6/1/2007                    12,905                          13,151
 7/1/2007                    12,066                          12,252
 8/1/2007                    12,206                          12,529
 9/1/2007                    12,386                          12,744
10/1/2007                    12,596                          13,110
11/1/2007                    11,536                          12,169
12/1/2007                    11,530                          12,161
 1/1/2008                    10,648                          11,332
 2/1/2008                    10,314                          10,912
 3/1/2008                    10,346                          10,958
 4/1/2008                    10,560                          11,416
 5/1/2008                    10,980                          11,941
 6/1/2008                     9,986                          11,021
 7/1/2008                    10,433                          11,429
 8/1/2008                    10,786                          11,842
 9/1/2008                     9,991                          10,899
10/1/2008                     7,922                           8,632
11/1/2008                     6,905                           7,611
12/1/2008                     7,296                           8,052
 1/1/2009                     6,427                           7,157
 2/1/2009                     5,584                           6,287
 3/1/2009                     6,119                           6,848
 4/1/2009                     7,182                           7,907
 5/1/2009                     7,429                           8,145
 6/1/2009                     7,634                           8,265
 7/1/2009                     8,383                           9,061
 8/1/2009                     8,612                           9,321
 9/1/2009                     9,108                           9,858
10/1/2009                     8,446                           9,189
11/1/2009                     8,596                           9,477
12/1/2009                     9,343                          10,240
 1/1/2010                     9,069                           9,863
 2/1/2010                     9,467                          10,308
 3/1/2010                    10,232                          11,146
 4/1/2010                    10,976                          11,777
 5/1/2010                    10,161                          10,884
 6/1/2010                     9,426                          10,040
 7/1/2010                    10,099                          10,730
 8/1/2010                     9,293                           9,936
 9/1/2010                    10,423                          11,174
10/1/2010                    10,876                          11,631
11/1/2010                    11,337                          12,035
12/1/2010                    12,266                          12,990
 1/1/2011                    12,132                          12,957
 2/1/2011                    12,845                          13,667
 3/1/2011                    13,262                          14,021
 4/1/2011                    13,485                          14,392
 5/1/2011                    13,227                          14,122
 6/1/2011                    12,941                          13,796
 7/1/2011                    12,593                          13,298
 8/1/2011                    11,469                          12,141
 9/1/2011                    10,255                          10,780
10/1/2011                    11,838                          12,411
11/1/2011                    11,766                          12,366
12/1/2011                    11,867                          12,448
 1/1/2012                    12,693                          13,327
 2/1/2012                    12,935                          13,646
 3/1/2012                    13,321                          13,996
 4/1/2012                    13,133                          13,780
 5/1/2012                    12,217                          12,868
 6/1/2012                    12,843                          13,510
 7/1/2012                    12,726                          13,323
 8/1/2012                    13,122                          13,767
 9/1/2012                    13,672                          14,219
10/1/2012                    13,393                          13,911
11/1/2012                    13,519                          13,985
12/1/2012                    14,032                          14,483
 1/1/2013                    14,830                          15,389
 2/1/2013                    14,993                          15,559
 3/1/2013                    15,724                          16,278
 4/1/2013                    15,599                          16,218
 5/1/2013                    16,406                          16,866
 6/1/2013                    16,481                          16,780
 7/1/2013                    17,703                          17,954
 8/1/2013                    17,087                          17,384
 9/1/2013                    18,292                          18,493
10/1/2013                    18,929                          18,958
11/1/2013                    19,979                          19,718
12/1/2013                    20,356                          20,106
 1/1/2014                    19,455                          19,549
 2/1/2014                    20,275                          20,470
 3/1/2014                    20,472                          20,331
 4/1/2014                    19,773                          19,542
 5/1/2014                    19,794                          19,699
 6/1/2014                    20,653                          20,747
 7/1/2014                    19,445                          19,491
 8/1/2014                    20,328                          20,457
 9/1/2014                    19,170                          19,220
10/1/2014                    20,420                          20,487
11/1/2014                    20,268                          20,505
12/1/2014                    20,951                          21,090
 1/1/2015                    19,923                          20,411
 2/1/2015                    21,124                          21,623
 3/1/2015                    21,606                          22,000
 4/1/2015                    21,184                          21,439
 5/1/2015                    21,476                          21,928
 6/1/2015                    21,826                          22,092
 7/1/2015                    21,294                          21,836           Past performance is not predictive of
 8/1/2015                    20,350                          20,463           future performance.
 9/1/2015                    19,473                          19,459           The returns shown do not reflect the
10/1/2015                    20,646                          20,556           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 1.11%       13.68%       7.52%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2005             $10,000              $10,000              $10,000
11/1/2005              10,450               10,378               10,464
12/1/2005              10,452               10,382               10,475
 1/1/2006              11,255               10,657               11,296
 2/1/2006              11,468               10,686               11,538
 3/1/2006              12,062               10,819               12,128
 4/1/2006              11,606               10,964               11,669
 5/1/2006              11,259               10,648               11,346
 6/1/2006              11,881               10,663               11,992
 7/1/2006              12,289               10,729               12,418
 8/1/2006              12,722               10,984               12,835
 9/1/2006              12,976               11,267               13,085
10/1/2006              13,790               11,634               13,910
11/1/2006              14,446               11,855               14,573
12/1/2006              14,138               12,022               14,243
 1/1/2007              15,362               12,204               15,512
 2/1/2007              15,004               11,965               15,164
 3/1/2007              14,632               12,099               14,776
 4/1/2007              14,618               12,635               14,770
 5/1/2007              14,618               13,076               14,780
 6/1/2007              13,247               12,858               13,392
 7/1/2007              12,204               12,460               12,341
 8/1/2007              12,943               12,646               13,071
 9/1/2007              13,449               13,119               13,582
10/1/2007              13,601               13,328               13,738
11/1/2007              12,213               12,771               12,402
12/1/2007              11,498               12,682               11,743
 1/1/2008              11,503               11,921               11,687
 2/1/2008              11,066               11,534               11,246
 3/1/2008              11,762               11,484               11,994
 4/1/2008              12,455               12,043               12,733
 5/1/2008              12,480               12,200               12,762
 6/1/2008              11,110               11,172               11,348
 7/1/2008              11,432               11,078               11,675
 8/1/2008              11,714               11,238               11,940
 9/1/2008              11,690               10,236               11,890
10/1/2008               8,004                8,517                8,040
11/1/2008               6,152                7,906                6,066
12/1/2008               7,202                7,990                7,140
 1/1/2009               5,924                7,317                5,849
 2/1/2009               4,681                6,538                4,571
 3/1/2009               4,847                7,110                4,718
 4/1/2009               6,365                7,791                6,266
 5/1/2009               6,530                8,227                6,426
 6/1/2009               6,328                8,243                6,202
 7/1/2009               6,992                8,866                6,848
 8/1/2009               7,937                9,186                7,850
 9/1/2009               8,469                9,529                8,400
10/1/2009               8,083                9,352                8,019
11/1/2009               8,638                9,913                8,571
12/1/2009               9,231               10,105                 9,17
 1/1/2010               8,749                9,741                8,647
 2/1/2010               9,231               10,043                 9,13
 3/1/2010              10,169               10,649               10,071
 4/1/2010              10,885               10,817               10,783
 5/1/2010              10,304                9,953               10,202
 6/1/2010               9,770                9,432                9,655
 7/1/2010              10,734               10,093               10,610
 8/1/2010              10,599                9,638               10,468
 9/1/2010              11,058               10,498               10,932
10/1/2010              11,576               10,897               11,437
11/1/2010              11,347               10,898               11,215
12/1/2010              11,877               11,627               11,746
 1/1/2011              12,296               11,902               12,163
 2/1/2011              12,852               12,310               12,719
 3/1/2011              12,660               12,315               12,532
 4/1/2011              13,392               12,680               13,275
 5/1/2011              13,574               12,536               13,482
 6/1/2011              13,128               12,327               13,030
 7/1/2011              13,343               12,077               13,267
 8/1/2011              12,625               11,421               12,540
 9/1/2011              11,238               10,618               11,136
10/1/2011              12,859               11,778               12,772
11/1/2011              12,372               11,752               12,269
12/1/2011              12,940               11,872               12,846
 1/1/2012              13,759               12,404               13,672
 2/1/2012              13,613               12,941               13,520
 3/1/2012              14,314               13,367               14,228
 4/1/2012              14,723               13,283               14,656
 5/1/2012              14,050               12,484               13,987
 6/1/2012              14,842               12,999               14,761
 7/1/2012              15,135               13,179               15,042
 8/1/2012              15,113               13,476               15,001
 9/1/2012              14,831               13,825               14,706
10/1/2012              14,717               13,569               14,571
11/1/2012              14,666               13,648               14,499
12/1/2012              15,203               13,772               15,046
 1/1/2013              15,740               14,486               15,556
 2/1/2013              15,913               14,682               15,686
 3/1/2013              16,351               15,233               16,104
 4/1/2013              17,456               15,526               17,212
 5/1/2013              16,415               15,890               16,181
 6/1/2013              16,108               15,676               15,896
 7/1/2013              16,248               16,474               16,019
 8/1/2013              15,104               15,997               14,920
 9/1/2013              15,575               16,498               15,396
10/1/2013              16,230               17,257               16,023
11/1/2013              15,365               17,783               15,144
12/1/2013              15,414               18,233               15,229
 1/1/2014              16,068               17,603               15,847
 2/1/2014              16,882               18,408               16,658
 3/1/2014              16,992               18,563               16,804
 4/1/2014              17,607               18,700               17,423
 5/1/2014              18,025               19,139               17,852
 6/1/2014              18,213               19,534               18,006
 7/1/2014              18,225               19,265               18,043
 8/1/2014              18,742               20,035               18,546
 9/1/2014              17,616               19,754               17,466
10/1/2014              19,443               20,237               19,339
11/1/2014              19,847               20,781               19,747
12/1/2014              20,210               20,729               20,102
 1/1/2015              21,603               20,107               21,446
 2/1/2015              20,803               21,262               20,678
 3/1/2015              21,171               20,926               21,049
 4/1/2015              19,926               21,127               19,829
 5/1/2015              19,877               21,398               19,822
 6/1/2015              19,006               20,984               18,945            Past performance is not predictive of
 7/1/2015              20,097               21,424               20,069            future performance.
 8/1/2015              18,875               20,131               18,893            The returns shown do not reflect the
 9/1/2015              19,473               19,633               19,530            deduction of taxes that a shareholder
10/1/2015              20,589               21,289               20,668            would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One          Five           Ten                  The S&P data are provided by Standard
           Total Return           Year         Years         Years                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by S&P Dow
                                  5.89%        12.21%        7.49%                 Jones Indices LLC

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2005                  $10,000                     $10,000
11/1/2005                   10,155                      10,265
12/1/2005                   10,685                      10,741
 1/1/2006                   11,309                      11,420
 2/1/2006                   11,234                      11,382
 3/1/2006                   11,648                      11,743
 4/1/2006                   12,213                      12,304
 5/1/2006                   11,772                      11,837
 6/1/2006                   11,726                      11,822
 7/1/2006                   11,851                      11,932
 8/1/2006                   12,162                      12,271
 9/1/2006                   12,157                      12,262
10/1/2006                   12,624                      12,746
11/1/2006                   12,998                      13,126
12/1/2006                   13,341                      13,502
 1/1/2007                   13,512                      13,584
 2/1/2007                   13,551                      13,693
 3/1/2007                   13,926                      14,044
 4/1/2007                   14,418                      14,683
 5/1/2007                   14,865                      15,009
 6/1/2007                   14,837                      15,024
 7/1/2007                   14,557                      14,816
 8/1/2007                   14,457                      14,602
 9/1/2007                   15,250                      15,432
10/1/2007                   15,931                      16,102
11/1/2007                   15,362                      15,473
12/1/2007                   15,004                      15,182
 1/1/2008                   13,867                      13,813
 2/1/2008                   13,856                      14,063
 3/1/2008                   13,807                      13,863
 4/1/2008                   14,538                      14,633
 5/1/2008                   14,842                      14,855
 6/1/2008                   13,660                      13,700
 7/1/2008                   13,163                      13,212
 8/1/2008                   12,601                      12,702
 9/1/2008                   11,069                      10,868
10/1/2008                    8,735                       8,607
11/1/2008                    8,210                       8,140
12/1/2008                    8,786                       8,569
 1/1/2009                    7,799                       7,770
 2/1/2009                    7,014                       6,983
 3/1/2009                    7,554                       7,443
 4/1/2009                    8,413                       8,403
 5/1/2009                    9,588                       9,466
 6/1/2009                    9,455                       9,368
 7/1/2009                   10,363                      10,248
 8/1/2009                   10,769                      10,739
 9/1/2009                   11,228                      11,182
10/1/2009                   10,936                      11,002
11/1/2009                   11,343                      11,275
12/1/2009                   11,478                      11,454
 1/1/2010                   10,884                      10,917
 2/1/2010                   10,957                      10,906
 3/1/2010                   11,648                      11,608
 4/1/2010                   11,421                      11,435
 5/1/2010                   10,176                      10,173
 6/1/2010                   10,010                      10,026
 7/1/2010                   11,044                      10,953
 8/1/2010                   10,664                      10,626
 9/1/2010                   11,713                      11,645
10/1/2010                   12,138                      12,060
11/1/2010                   11,607                      11,549
12/1/2010                   12,539                      12,479
 1/1/2011                   12,823                      12,748
 2/1/2011                   13,326                      13,220
 3/1/2011                   13,021                      12,956
 4/1/2011                   13,766                      13,661
 5/1/2011                   13,375                      13,256
 6/1/2011                   13,185                      13,067
 7/1/2011                   12,916                      12,852
 8/1/2011                   11,833                      11,765
 9/1/2011                   10,530                      10,584
10/1/2011                   11,549                      11,613
11/1/2011                   11,259                      11,076
12/1/2011                   11,000                      10,956
 1/1/2012                   11,664                      11,547
 2/1/2012                   12,230                      12,182
 3/1/2012                   12,209                      12,092
 4/1/2012                   11,974                      11,887
 5/1/2012                   10,648                      10,531
 6/1/2012                   11,354                      11,221
 7/1/2012                   11,387                      11,361
 8/1/2012                   11,772                      11,685
 9/1/2012                   12,123                      12,040
10/1/2012                   12,229                      12,125
11/1/2012                   12,476                      12,380
12/1/2012                   12,952                      12,754
 1/1/2013                   13,477                      13,381
 2/1/2013                   13,296                      13,248
 3/1/2013                   13,477                      13,353
 4/1/2013                   14,057                      13,961
 5/1/2013                   13,686                      13,648
 6/1/2013                   13,284                      13,137
 7/1/2013                   14,017                      13,836
 8/1/2013                   13,811                      13,658
 9/1/2013                   14,787                      14,623
10/1/2013                   15,268                      15,113
11/1/2013                   15,350                      15,206
12/1/2013                   15,632                      15,435
 1/1/2014                   14,934                      14,812
 2/1/2014                   15,812                      15,620
 3/1/2014                   15,768                      15,550
 4/1/2014                   16,026                      15,796
 5/1/2014                   16,249                      16,040
 6/1/2014                   16,474                      16,268
 7/1/2014                   16,093                      15,978
 8/1/2014                   16,163                      15,991
 9/1/2014                   15,475                      15,334
10/1/2014                   15,340                      15,090
11/1/2014                   15,382                      15,276
12/1/2014                   14,814                      14,768
 1/1/2015                   14,814                      14,715
 2/1/2015                   15,715                      15,595
 3/1/2015                   15,439                      15,334
 4/1/2015                   16,134                      15,998
 5/1/2015                   16,077                      15,859
 6/1/2015                   15,624                      15,408
 7/1/2015                   15,747                      15,652
 8/1/2015                   14,636                      14,512           Past performance is not predictive of
 9/1/2015                   13,952                      13,780           future performance.
10/1/2015                   14,864                      14,816           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual         One        Five        Ten              would pay on fund distributions or the
          Total Return           Year       Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -3.10%      4.14%      4.04%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2005               $10,000                            $10,000
11/1/2005                10,213                             10,265
12/1/2005                10,787                             10,741
 1/1/2006                11,490                             11,420
 2/1/2006                11,500                             11,382
 3/1/2006                11,949                             11,743
 4/1/2006                12,519                             12,304
 5/1/2006                12,010                             11,837
 6/1/2006                11,869                             11,822
 7/1/2006                11,930                             11,932
 8/1/2006                12,280                             12,271
 9/1/2006                12,346                             12,262
10/1/2006                12,831                             12,746
11/1/2006                13,283                             13,126
12/1/2006                13,694                             13,502
 1/1/2007                13,944                             13,584
 2/1/2007                14,017                             13,693
 3/1/2007                14,461                             14,044
 4/1/2007                15,002                             14,683
 5/1/2007                15,419                             15,009
 6/1/2007                15,326                             15,024
 7/1/2007                15,063                             14,816
 8/1/2007                14,778                             14,602
 9/1/2007                15,409                             15,432
10/1/2007                16,139                             16,102
11/1/2007                15,254                             15,473
12/1/2007                14,857                             15,182
 1/1/2008                13,737                             13,813
 2/1/2008                13,759                             14,063
 3/1/2008                13,822                             13,863
 4/1/2008                14,394                             14,633
 5/1/2008                14,631                             14,855
 6/1/2008                13,272                             13,700
 7/1/2008                12,745                             13,212
 8/1/2008                12,263                             12,702
 9/1/2008                10,698                             10,868
10/1/2008                 8,274                              8,607
11/1/2008                 7,775                              8,140
12/1/2008                 8,318                              8,569
 1/1/2009                 7,416                              7,770
 2/1/2009                 6,637                              6,983
 3/1/2009                 7,196                              7,443
 4/1/2009                 8,280                              8,403
 5/1/2009                 9,532                              9,466
 6/1/2009                 9,451                              9,368
 7/1/2009                 0,391                             10,248
 8/1/2009                10,968                             10,739
 9/1/2009                11,501                             11,182
10/1/2009                11,153                             11,002
11/1/2009                11,450                             11,275
12/1/2009                11,587                             11,454
 1/1/2010                11,095                             10,917
 2/1/2010                11,107                             10,906
 3/1/2010                11,936                             11,608
 4/1/2010                11,878                             11,435
 5/1/2010                10,482                             10,173
 6/1/2010                10,308                             10,026
 7/1/2010                11,398                             10,953
 8/1/2010                10,934                             10,626
 9/1/2010                12,103                             11,645
10/1/2010                12,545                             12,060
11/1/2010                12,044                             11,549
12/1/2010                13,198                             12,479
 1/1/2011                13,538                             12,748
 2/1/2011                13,995                             13,220
 3/1/2011                13,750                             12,956
 4/1/2011                14,490                             13,661
 5/1/2011                14,044                             13,256
 6/1/2011                13,795                             13,067
 7/1/2011                13,486                             12,852
 8/1/2011                12,294                             11,765
 9/1/2011                10,861                             10,584
10/1/2011                11,856                             11,613
11/1/2011                11,496                             11,076
12/1/2011                11,203                             10,956
 1/1/2012                12,026                             11,547
 2/1/2012                12,643                             12,182
 3/1/2012                12,642                             12,092
 4/1/2012                12,363                             11,887
 5/1/2012                10,885                             10,531
 6/1/2012                11,551                             11,221
 7/1/2012                11,539                             11,361
 8/1/2012                11,946                             11,685
 9/1/2012                12,370                             12,040
10/1/2012                12,507                             12,125
11/1/2012                12,717                             12,380
12/1/2012                13,303                             12,754
 1/1/2013                13,877                             13,381
 2/1/2013                13,727                             13,248
 3/1/2013                13,893                             13,353
 4/1/2013                14,430                             13,961
 5/1/2013                14,106                             13,648
 6/1/2013                13,675                             13,137
 7/1/2013                14,524                             13,836
 8/1/2013                14,372                             13,658
 9/1/2013                15,472                             14,623
10/1/2013                16,007                             15,113
11/1/2013                16,083                             15,206
12/1/2013                16,420                             15,435
 1/1/2014                15,869                             14,812
 2/1/2014                16,804                             15,620
 3/1/2014                16,769                             15,550
 4/1/2014                16,962                             15,796
 5/1/2014                17,143                             16,040
 6/1/2014                17,411                             16,268
 7/1/2014                16,941                             15,978
 8/1/2014                17,006                             15,991
 9/1/2014                16,154                             15,334
10/1/2014                15,919                             15,090
11/1/2014                15,879                             15,276
12/1/2014                15,437                             14,768
 1/1/2015                15,385                             14,715
 2/1/2015                16,374                             15,595
 3/1/2015                16,075                             15,334
 4/1/2015                16,867                             15,998
 5/1/2015                16,893                             15,859
 6/1/2015                16,492                             15,408
 7/1/2015                16,506                             15,652
 8/1/2015                15,488                             14,512            Past performance is not predictive of
 9/1/2015                14,816                             13,780            future performance.
10/1/2015                15,744                             14,816            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                 -1.10%       4.65%       4.64%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                          Portfolio                 Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2005                 $10,000                          $10,000
11/1/2005                  10,195                           10,333
12/1/2005                  10,873                           11,137
 1/1/2006                  11,625                           11,931
 2/1/2006                  11,552                           11,781
 3/1/2006                  12,084                           12,335
 4/1/2006                  12,656                           12,909
 5/1/2006                  12,017                           12,195
 6/1/2006                  11,786                           11,898
 7/1/2006                  11,659                           11,608
 8/1/2006                  11,968                           11,947
 9/1/2006                  12,056                           11,915
10/1/2006                  12,535                           12,388
11/1/2006                  13,101                           12,921
12/1/2006                  13,578                           13,303
 1/1/2007                  13,958                           13,575
 2/1/2007                  14,155                           13,813
 3/1/2007                  14,685                           14,271
 4/1/2007                  15,170                           14,821
 5/1/2007                  15,480                           15,040
 6/1/2007                  15,455                           15,007
 7/1/2007                  15,462                           14,915
 8/1/2007                  14,865                           14,128
 9/1/2007                  15,192                           14,448
10/1/2007                  16,013                           15,423
11/1/2007                  14,842                           14,155
12/1/2007                  14,347                           13,740
 1/1/2008                  13,256                           12,408
 2/1/2008                  13,591                           12,998
 3/1/2008                  13,609                           12,854
 4/1/2008                  13,900                           13,167
 5/1/2008                  14,267                           13,433
 6/1/2008                  13,210                           12,396
 7/1/2008                  12,575                           11,771
 8/1/2008                  12,079                           11,335
 9/1/2008                  10,248                            9,341
10/1/2008                   7,848                            7,035
11/1/2008                   7,442                            6,695
12/1/2008                   8,053                            7,141
 1/1/2009                   7,417                            6,726
 2/1/2009                   6,741                            6,112
 3/1/2009                   7,187                            6,504
 4/1/2009                   8,139                            7,507
 5/1/2009                   9,352                            8,618
 6/1/2009                   9,450                            8,721
 7/1/2009                  10,158                            9,422
 8/1/2009                  10,803                           10,149
 9/1/2009                  11,378                           10,719
10/1/2009                  11,170                           10,554
11/1/2009                  11,322                           10,636
12/1/2009                  11,432                           10,770
 1/1/2010                  11,255                           10,628
 2/1/2010                  11,239                           10,568
 3/1/2010                  12,042                           11,353
 4/1/2010                  12,227                           11,577
 5/1/2010                  10,780                           10,186
 6/1/2010                  10,755                           10,091
 7/1/2010                  11,737                           10,956
 8/1/2010                  11,388                           10,672
 9/1/2010                  12,641                           11,882
10/1/2010                  13,137                           12,372
11/1/2010                  12,771                           12,048
12/1/2010                  14,165                           13,410
 1/1/2011                  14,339                           13,480
 2/1/2011                  14,776                           13,864
 3/1/2011                  14,753                           13,851
 4/1/2011                  15,454                           14,538
 5/1/2011                  15,025                           14,135
 6/1/2011                  14,720                           13,829
 7/1/2011                  14,578                           13,754
 8/1/2011                  13,435                           12,667
 9/1/2011                  11,847                           11,213
10/1/2011                  12,753                           12,123
11/1/2011                  12,351                           11,514
12/1/2011                  11,991                           11,290
 1/1/2012                  13,014                           12,223
 2/1/2012                  13,672                           12,915
 3/1/2012                  13,725                           12,829
 4/1/2012                  13,560                           12,763
 5/1/2012                  11,982                           11,263
 6/1/2012                  12,451                           11,651
 7/1/2012                  12,416                           11,741
 8/1/2012                  12,846                           12,079
 9/1/2012                  13,382                           12,651
10/1/2012                  13,471                           12,713
11/1/2012                  13,585                           12,778
12/1/2012                  14,252                           13,263
 1/1/2013                  14,879                           13,902
 2/1/2013                  14,870                           13,951
 3/1/2013                  15,140                           14,223
 4/1/2013                  15,543                           14,636
 5/1/2013                  15,203                           14,292
 6/1/2013                  14,800                           13,727
 7/1/2013                  15,779                           14,585
 8/1/2013                  15,725                           14,560
 9/1/2013                  17,020                           15,782
10/1/2013                  17,600                           16,248
11/1/2013                  17,682                           16,269
12/1/2013                  18,164                           16,652
 1/1/2014                  17,842                           16,365
 2/1/2014                  18,958                           17,292
 3/1/2014                  18,930                           17,227
 4/1/2014                  18,939                           17,174
 5/1/2014                  19,062                           17,389
 6/1/2014                  19,415                           17,784
 7/1/2014                  18,797                           17,323
 8/1/2014                  18,920                           17,366
 9/1/2014                  17,770                           16,314
10/1/2014                  17,408                           15,900
11/1/2014                  17,236                           15,885
12/1/2014                  17,019                           15,762
 1/1/2015                  16,879                           15,623
 2/1/2015                  17,962                           16,622
 3/1/2015                  17,681                           16,398
 4/1/2015                  18,673                           17,232
 5/1/2015                  18,894                           17,336
 6/1/2015                  18,607                           17,080
 7/1/2015                  18,486                           17,054
 8/1/2015                  17,711                           16,295               Past performance is not predictive of
 9/1/2015                  17,122                           15,709               future performance.
10/1/2015                  17,981                           16,641               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                 would pay on fund distributions or the
           Total Return           Year         Years        Years                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  3.30%        6.48%        6.04%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------

10/1/2005                $10,000                        $10,000
11/1/2005                 10,193                         10,427
12/1/2005                 11,350                         11,838
 1/1/2006                 11,829                         12,215
 2/1/2006                 11,116                         11,419
 3/1/2006                 11,606                         11,932
 4/1/2006                 11,829                         11,991
 5/1/2006                 10,990                         11,029
 6/1/2006                 10,569                         10,684
 7/1/2006                 10,064                          9,977
 8/1/2006                 10,225                         10,243
 9/1/2006                 10,043                         10,019
10/1/2006                  9,963                          9,954
11/1/2006                  9,894                          9,870
12/1/2006                  9,980                          9,928
 1/1/2007                 10,182                         10,121
 2/1/2007                 10,592                         10,520
 3/1/2007                 10,506                         10,423
 4/1/2007                 10,361                         10,245
 5/1/2007                 10,147                         10,001
 6/1/2007                 10,311                         10,066
 7/1/2007                 10,363                         10,064
 8/1/2007                  9,927                          9,451
 9/1/2007                  9,913                          9,393
10/1/2007                  9,977                          9,733
11/1/2007                  9,744                          9,324
12/1/2007                  9,128                          8,766
 1/1/2008                  8,876                          8,335
 2/1/2008                  8,800                          8,427
 3/1/2008                  8,973                          8,430
 4/1/2008                  9,038                          8,534
 5/1/2008                  9,366                          8,797
 6/1/2008                  8,921                          8,257
 7/1/2008                  8,673                          7,987
 8/1/2008                  8,193                          7,634
 9/1/2008                  7,655                          6,889
10/1/2008                  7,097                          6,161
11/1/2008                  7,281                          6,413
12/1/2008                  8,022                          6,912
 1/1/2009                  7,471                          6,550
 2/1/2009                  6,496                          5,689
 3/1/2009                  6,797                          5,890
 4/1/2009                  7,066                          6,191
 5/1/2009                  7,935                          6,949
 6/1/2009                  8,460                          7,391
 7/1/2009                  8,636                          7,576
 8/1/2009                  9,089                          8,000
 9/1/2009                  8,991                          7,969
10/1/2009                  8,665                          7,677
11/1/2009                  8,314                          7,403
12/1/2009                  8,279                          7,265
 1/1/2010                  8,389                          7,421
 2/1/2010                  8,548                          7,562
 3/1/2010                  8,982                          7,906
 4/1/2010                  9,244                          8,120
 5/1/2010                  8,470                          7,557
 6/1/2010                  8,600                          7,590
 7/1/2010                  8,748                          7,682
 8/1/2010                  8,508                          7,520
 9/1/2010                  8,884                          7,827
10/1/2010                  8,693                          7,763
11/1/2010                  8,908                          7,914
12/1/2010                  9,728                          8,713
 1/1/2011                  9,945                          8,816
 2/1/2011                 10,403                          9,171
 3/1/2011                  9,753                          8,605
 4/1/2011                  9,703                          8,613
 5/1/2011                  9,542                          8,485
 6/1/2011                 10,017                          8,801
 7/1/2011                 10,380                          9,167
 8/1/2011                 10,098                          8,792
 9/1/2011                 10,043                          8,800
10/1/2011                  9,525                          8,475
11/1/2011                  9,681                          8,246
12/1/2011                  9,630                          8,374
 1/1/2012                 10,235                          8,718
 2/1/2012                 10,247                          8,813
 3/1/2012                 10,537                          9,048
 4/1/2012                 10,317                          8,917
 5/1/2012                  9,453                          8,176
 6/1/2012                  9,954                          8,525
 7/1/2012                  9,617                          8,392
 8/1/2012                  9,617                          8,344
 9/1/2012                  9,754                          8,575
10/1/2012                  9,544                          8,389
11/1/2012                  9,678                          8,447
12/1/2012                 10,031                          8,710
 1/1/2013                 10,345                          9,036
 2/1/2013                 10,596                          9,342
 3/1/2013                 11,405                         10,097
 4/1/2013                 12,009                         10,761
 5/1/2013                 11,026                          9,908
 6/1/2013                 11,122                          9,881
 7/1/2013                 11,386                         10,042
 8/1/2013                 11,129                          9,906
 9/1/2013                 12,381                         11,035
10/1/2013                 12,413                         10,989
11/1/2013                 12,317                         10,917
12/1/2013                 12,404                         11,004
 1/1/2014                 12,272                         10,973
 2/1/2014                 12,219                         10,729
 3/1/2014                 12,279                         10,756
 4/1/2014                 12,093                         10,557
 5/1/2014                 12,404                         10,903
 6/1/2014                 13,277                         11,675
 7/1/2014                 13,191                         11,737
 8/1/2014                 13,317                         11,653
 9/1/2014                 12,900                         11,264
10/1/2014                 12,662                         10,963
11/1/2014                 12,186                         10,839
12/1/2014                 12,288                         10,952
 1/1/2015                 12,584                         11,320
 2/1/2015                 13,102                         11,728
 3/1/2015                 13,263                         11,954
 4/1/2015                 13,586                         12,178
 5/1/2015                 13,720                         12,322
 6/1/2015                 14,002                         12,502
 7/1/2015                 13,915                         12,453
 8/1/2015                 13,485                         12,027                Past performance is not predictive of
 9/1/2015                 13,075                         11,595                future performance.
10/1/2015                 13,754                         12,369                The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual         One          Five         Ten                would pay on fund distributions or the
           Total Return           Year         Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  8.62%        9.61%       3.24%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Asia Pacific Small Company     MSCI Pacific ex Japan Small Cap
                          Portfolio                  Index (net dividends)
              -------------------------------  --------------------------------

10/1/2005                $10,000                          $10,000
11/1/2005                 10,248                           10,379
12/1/2005                 10,401                           10,583
 1/1/2006                 11,101                           11,189
 2/1/2006                 11,259                           11,301
 3/1/2006                 11,828                           11,779
 4/1/2006                 12,501                           12,539
 5/1/2006                 11,794                           11,899
 6/1/2006                 11,712                           11,754
 7/1/2006                 11,933                           11,875
 8/1/2006                 12,224                           12,262
 9/1/2006                 12,347                           12,465
10/1/2006                 13,356                           13,334
11/1/2006                 14,093                           14,144
12/1/2006                 14,490                           14,672
 1/1/2007                 14,866                           15,045
 2/1/2007                 15,256                           15,332
 3/1/2007                 16,051                           16,123
 4/1/2007                 17,171                           17,241
 5/1/2007                 18,632                           17,918
 6/1/2007                 19,392                           18,384
 7/1/2007                 19,693                           18,379
 8/1/2007                 18,213                           17,196
 9/1/2007                 20,345                           18,722
10/1/2007                 22,120                           20,002
11/1/2007                 20,654                           18,395
12/1/2007                 20,294                           18,142
 1/1/2008                 18,249                           15,711
 2/1/2008                 18,802                           16,644
 3/1/2008                 17,889                           15,594
 4/1/2008                 19,132                           16,637
 5/1/2008                 19,967                           16,817
 6/1/2008                 17,993                           14,935
 7/1/2008                 16,929                           14,249
 8/1/2008                 15,740                           13,091
 9/1/2008                 13,035                           10,536
10/1/2008                  8,695                            6,814
11/1/2008                  7,861                            6,071
12/1/2008                  8,718                            6,776
 1/1/2009                  7,640                            6,030
 2/1/2009                  7,219                            5,655
 3/1/2009                  8,338                            6,466
 4/1/2009                  9,580                            7,623
 5/1/2009                 12,055                            9,451
 6/1/2009                 12,142                            9,717
 7/1/2009                 13,891                           11,121
 8/1/2009                 14,526                           11,692
 9/1/2009                 15,653                           12,671
10/1/2009                 15,994                           12,975
11/1/2009                 16,740                           13,348
12/1/2009                 17,178                           13,882
 1/1/2010                 16,243                           12,994
 2/1/2010                 16,525                           13,157
 3/1/2010                 17,884                           14,241
 4/1/2010                 18,120                           14,639
 5/1/2010                 15,609                           12,429
 6/1/2010                 15,413                           12,358
 7/1/2010                 17,119                           13,615
 8/1/2010                 17,096                           13,585
 9/1/2010                 19,689                           15,625
10/1/2010                 20,530                           16,318
11/1/2010                 20,249                           16,100
12/1/2010                 22,230                           17,725
 1/1/2011                 21,749                           17,210
 2/1/2011                 21,882                           17,304
 3/1/2011                 22,341                           17,835
 4/1/2011                 23,279                           18,557
 5/1/2011                 22,590                           18,132
 6/1/2011                 21,822                           17,487
 7/1/2011                 22,175                           17,745
 8/1/2011                 20,622                           16,511
 9/1/2011                 16,773                           13,509
10/1/2011                 19,382                           15,722
11/1/2011                 18,860                           14,650
12/1/2011                 17,756                           14,180
 1/1/2012                 19,587                           15,653
 2/1/2012                 21,067                           16,870
 3/1/2012                 20,752                           16,342
 4/1/2012                 20,664                           16,430
 5/1/2012                 18,083                           14,297
 6/1/2012                 18,458                           14,497
 7/1/2012                 18,725                           14,974
 8/1/2012                 19,347                           15,213
 9/1/2012                 20,299                           16,023
10/1/2012                 20,755                           16,353
11/1/2012                 21,041                           16,514
12/1/2012                 22,021                           16,929
 1/1/2013                 23,121                           17,826
 2/1/2013                 23,213                           18,038
 3/1/2013                 23,315                           18,083
 4/1/2013                 22,917                           17,940
 5/1/2013                 21,209                           16,619
 6/1/2013                 19,712                           15,198
 7/1/2013                 20,673                           15,806
 8/1/2013                 20,830                           15,942
 9/1/2013                 22,289                           17,169
10/1/2013                 22,927                           17,470
11/1/2013                 22,114                           16,732
12/1/2013                 22,384                           16,811
 1/1/2014                 21,324                           16,033
 2/1/2014                 22,548                           16,895
 3/1/2014                 22,876                           17,207
 4/1/2014                 22,924                           17,320
 5/1/2014                 22,943                           17,461
 6/1/2014                 23,107                           17,556
 7/1/2014                 23,589                           17,938
 8/1/2014                 23,955                           18,076
 9/1/2014                 21,739                           16,415
10/1/2014                 22,047                           16,609
11/1/2014                 21,170                           16,082
12/1/2014                 20,548                           15,679
 1/1/2015                 20,061                           15,370
 2/1/2015                 21,036                           16,116
 3/1/2015                 20,731                           15,826
 4/1/2015                 22,397                           16,734
 5/1/2015                 22,641                           16,652
 6/1/2015                 21,036                           15,454
 7/1/2015                 20,010                           14,756
 8/1/2015                 18,293                           13,380                  Past performance is not predictive of
 9/1/2015                 18,029                           13,104                  future performance.
10/1/2015                 19,360                           14,172                  The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One           Five           Ten                would pay on fund distributions or the
           Total Return            Year          Years         Years               redemption of fund shares.
           ----------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -12.19%        -1.17%        6.83%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


               United Kingdom Small Company         MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,427                         10,499
12/1/2005                 10,883                         10,953
 1/1/2006                 11,731                         11,845
 2/1/2006                 11,889                         12,030
 3/1/2006                 12,083                         12,274
 4/1/2006                 12,687                         12,923
 5/1/2006                 12,425                         12,637
 6/1/2006                 12,411                         12,529
 7/1/2006                 12,497                         12,432
 8/1/2006                 13,018                         12,879
 9/1/2006                 13,394                         13,257
10/1/2006                 14,146                         14,016
11/1/2006                 15,030                         14,924
12/1/2006                 15,846                         15,625
 1/1/2007                 15,947                         15,588
 2/1/2007                 15,943                         15,637
 3/1/2007                 16,682                         16,284
 4/1/2007                 17,253                         17,092
 5/1/2007                 17,480                         17,202
 6/1/2007                 16,835                         16,701
 7/1/2007                 16,738                         16,607
 8/1/2007                 16,635                         15,998
 9/1/2007                 16,056                         15,092
10/1/2007                 17,334                         16,750
11/1/2007                 15,322                         14,812
12/1/2007                 14,510                         14,068
 1/1/2008                 13,530                         12,936
 2/1/2008                 13,721                         13,375
 3/1/2008                 13,664                         13,206
 4/1/2008                 13,891                         13,452
 5/1/2008                 13,927                         13,516
 6/1/2008                 12,815                         12,592
 7/1/2008                 12,360                         12,089
 8/1/2008                 12,151                         11,773
 9/1/2008                 10,272                          9,608
10/1/2008                  7,513                          6,942
11/1/2008                  6,976                          6,298
12/1/2008                  6,816                          6,139
 1/1/2009                  6,652                          6,105
 2/1/2009                  6,375                          5,902
 3/1/2009                  6,648                          6,245
 4/1/2009                  8,039                          7,679
 5/1/2009                  8,859                          8,490
 6/1/2009                  8,898                          8,550
 7/1/2009                  9,668                          9,337
 8/1/2009                 10,417                         10,237
 9/1/2009                 10,719                         10,474
10/1/2009                 10,730                         10,489
11/1/2009                 10,692                         10,380
12/1/2009                 10,912                         10,636
 1/1/2010                 10,802                         10,587
 2/1/2010                 10,431                         10,112
 3/1/2010                 11,301                         11,004
 4/1/2010                 11,711                         11,443
 5/1/2010                 10,382                         10,068
 6/1/2010                 10,578                         10,111
 7/1/2010                 12,002                         11,327
 8/1/2010                 11,555                         11,020
 9/1/2010                 12,785                         12,234
10/1/2010                 13,451                         12,755
11/1/2010                 12,785                         12,224
12/1/2010                 14,085                         13,503
 1/1/2011                 14,286                         13,634
 2/1/2011                 14,712                         13,993
 3/1/2011                 14,432                         13,752
 4/1/2011                 15,706                         15,012
 5/1/2011                 15,605                         14,822
 6/1/2011                 15,106                         14,323
 7/1/2011                 14,999                         14,283
 8/1/2011                 13,498                         12,826
 9/1/2011                 12,132                         11,474
10/1/2011                 13,413                         12,727
11/1/2011                 13,001                         12,233
12/1/2011                 12,592                         11,825
 1/1/2012                 13,700                         13,025
 2/1/2012                 14,818                         14,235
 3/1/2012                 15,131                         14,281
 4/1/2012                 15,388                         14,524
 5/1/2012                 13,649                         12,725
 6/1/2012                 14,313                         13,331
 7/1/2012                 14,550                         13,573
 8/1/2012                 15,341                         14,292
 9/1/2012                 16,125                         15,055
10/1/2012                 16,475                         15,366
11/1/2012                 16,576                         15,372
12/1/2012                 17,481                         16,079
 1/1/2013                 17,787                         16,502
 2/1/2013                 17,943                         16,595
 3/1/2013                 18,473                         17,042
 4/1/2013                 18,935                         17,468
 5/1/2013                 19,103                         17,704
 6/1/2013                 18,682                         17,066
 7/1/2013                 20,255                         18,487
 8/1/2013                 20,394                         18,740
 9/1/2013                 21,765                         20,147
10/1/2013                 22,540                         20,856
11/1/2013                 23,046                         21,347
12/1/2013                 24,310                         22,378
 1/1/2014                 23,729                         21,902
 2/1/2014                 25,848                         24,027
 3/1/2014                 25,048                         23,160
 4/1/2014                 24,629                         22,606
 5/1/2014                 24,598                         22,649
 6/1/2014                 24,569                         22,596
 7/1/2014                 23,797                         21,957
 8/1/2014                 24,149                         22,188
 9/1/2014                 22,769                         20,886
10/1/2014                 22,705                         20,753
11/1/2014                 22,529                         20,760
12/1/2014                 22,885                         21,101
 1/1/2015                 22,360                         20,526
 2/1/2015                 24,454                         22,554
 3/1/2015                 23,175                         21,516
 4/1/2015                 24,634                         22,896
 5/1/2015                 25,864                         23,946
 6/1/2015                 25,787                         23,976
 7/1/2015                 25,835                         24,147
 8/1/2015                 24,737                         23,197            Past performance is not predictive of
 9/1/2015                 23,986                         22,342            future performance.
10/1/2015                 24,847                         23,331            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five          Ten              would pay on fund distributions or the
          Total Return          Year        Years        Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.43%       13.06%       9.53%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2005                $10,000                          $10,000
11/1/2005                 10,032                           10,128
12/1/2005                 10,545                           10,714
 1/1/2006                 11,557                           11,910
 2/1/2006                 11,882                           12,246
 3/1/2006                 12,646                           13,037
 4/1/2006                 13,516                           13,961
 5/1/2006                 12,858                           13,244
 6/1/2006                 12,620                           12,942
 7/1/2006                 12,584                           12,800
 8/1/2006                 12,912                           13,101
 9/1/2006                 13,080                           13,239
10/1/2006                 13,733                           13,946
11/1/2006                 14,679                           14,922
12/1/2006                 15,378                           15,626
 1/1/2007                 16,087                           16,127
 2/1/2007                 16,101                           16,196
 3/1/2007                 17,039                           17,057
 4/1/2007                 17,933                           18,089
 5/1/2007                 18,273                           18,405
 6/1/2007                 18,068                           18,229
 7/1/2007                 17,964                           18,095
 8/1/2007                 17,316                           17,276
 9/1/2007                 17,697                           17,620
10/1/2007                 18,550                           18,675
11/1/2007                 17,173                           17,338
12/1/2007                 16,830                           16,987
 1/1/2008                 15,225                           14,942
 2/1/2008                 15,875                           15,845
 3/1/2008                 16,375                           16,168
 4/1/2008                 16,563                           16,444
 5/1/2008                 16,876                           16,700
 6/1/2008                 15,448                           15,157
 7/1/2008                 14,628                           14,296
 8/1/2008                 14,222                           13,906
 9/1/2008                 11,742                           11,027
10/1/2008                  8,606                            7,924
11/1/2008                  7,933                            7,267
12/1/2008                  8,759                            7,939
 1/1/2009                  7,764                            7,226
 2/1/2009                  7,089                            6,590
 3/1/2009                  7,599                            7,099
 4/1/2009                  8,836                            8,577
 5/1/2009                 10,121                            9,857
 6/1/2009                  9,990                            9,731
 7/1/2009                 10,783                           10,604
 8/1/2009                 11,681                           11,693
 9/1/2009                 12,678                           12,813
10/1/2009                 12,317                           12,464
11/1/2009                 12,686                           12,720
12/1/2009                 12,642                           12,777
 1/1/2010                 12,428                           12,607
 2/1/2010                 12,165                           12,248
 3/1/2010                 13,062                           13,242
 4/1/2010                 12,939                           13,158
 5/1/2010                 11,095                           11,122
 6/1/2010                 11,017                           10,956
 7/1/2010                 12,336                           12,269
 8/1/2010                 11,769                           11,686
 9/1/2010                 13,394                           13,489
10/1/2010                 14,146                           14,354
11/1/2010                 13,043                           13,267
12/1/2010                 14,737                           15,124
 1/1/2011                 15,149                           15,466
 2/1/2011                 15,401                           15,728
 3/1/2011                 15,922                           16,259
 4/1/2011                 16,989                           17,395
 5/1/2011                 16,409                           16,731
 6/1/2011                 15,876                           16,191
 7/1/2011                 14,972                           15,209
 8/1/2011                 13,438                           13,620
 9/1/2011                 11,402                           11,574
10/1/2011                 12,577                           12,842
11/1/2011                 11,736                           11,838
12/1/2011                 11,278                           11,436
 1/1/2012                 12,345                           12,570
 2/1/2012                 13,128                           13,535
 3/1/2012                 13,154                           13,425
 4/1/2012                 12,844                           13,201
 5/1/2012                 11,087                           11,391
 6/1/2012                 11,563                           11,952
 7/1/2012                 11,449                           11,910
 8/1/2012                 11,960                           12,429
 9/1/2012                 12,589                           13,098
10/1/2012                 12,809                           13,324
11/1/2012                 12,968                           13,528
12/1/2012                 13,751                           14,258
 1/1/2013                 14,789                           15,419
 2/1/2013                 14,638                           15,371
 3/1/2013                 14,310                           14,976
 4/1/2013                 14,887                           15,558
 5/1/2013                 15,162                           15,911
 6/1/2013                 14,655                           15,203
 7/1/2013                 15,927                           16,586
 8/1/2013                 15,945                           16,555
 9/1/2013                 17,331                           17,970
10/1/2013                 18,316                           19,052
11/1/2013                 18,642                           19,391
12/1/2013                 19,160                           19,894
 1/1/2014                 19,042                           19,730
 2/1/2014                 20,709                           21,454
 3/1/2014                 20,808                           21,472
 4/1/2014                 20,999                           21,562
 5/1/2014                 21,080                           21,804
 6/1/2014                 20,893                           21,591
 7/1/2014                 19,661                           20,318
 8/1/2014                 19,422                           20,154
 9/1/2014                 18,378                           19,044
10/1/2014                 17,825                           18,422
11/1/2014                 18,249                           18,962
12/1/2014                 17,669                           18,509
 1/1/2015                 17,780                           18,552
 2/1/2015                 18,999                           19,921
 3/1/2015                 18,907                           19,719
 4/1/2015                 19,914                           20,774
 5/1/2015                 19,932                           20,637
 6/1/2015                 19,503                           20,148
 7/1/2015                 20,046                           20,896
 8/1/2015                 19,287                           20,088                 Past performance is not predictive of
 9/1/2015                 18,601                           19,409                 future performance.
10/1/2015                 19,494                           20,519                 The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                  would pay on fund distributions or the
           Total Return           Year         Years        Years                 redemption of fund shares.
           --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                  9.37%        6.62%        6.90%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
March 1, 2007-October 31, 2015

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                  $10,000                            10,000
 3/1/2007                   10,480                            10,343
 4/1/2007                   10,570                            10,492
 5/1/2007                   10,780                            10,647
 6/1/2007                   10,061                             9,995
 7/1/2007                    9,459                             9,513
 8/1/2007                    9,679                             9,662
 9/1/2007                   10,130                            10,149
10/1/2007                   10,211                            10,249
11/1/2007                    9,462                             9,433
12/1/2007                    8,995                             9,061
 1/1/2008                    8,627                             8,529
 2/1/2008                    8,585                             8,635
 3/1/2008                    8,606                             8,552
 4/1/2008                    8,659                             8,703
 5/1/2008                    8,332                             8,348
 6/1/2008                    7,450                             7,505
 7/1/2008                    7,215                             7,301
 8/1/2008                    6,970                             7,088
 9/1/2008                    6,457                             6,368
10/1/2008                    4,461                             4,537
11/1/2008                    4,152                             4,234
12/1/2008                    4,325                             4,363
 1/1/2009                    3,873                             3,947
 2/1/2009                    3,356                             3,433
 3/1/2009                    3,587                             3,636
 4/1/2009                    3,950                             4,053
 5/1/2009                    4,479                             4,503
 6/1/2009                    4,578                             4,610
 7/1/2009                    4,985                             5,022
 8/1/2009                    5,535                             5,634
 9/1/2009                    5,887                             6,017
10/1/2009                    5,766                             5,922
11/1/2009                    5,832                             5,926
12/1/2009                    5,925                             6,027
 1/1/2010                    5,704                             5,831
 2/1/2010                    5,728                             5,809
 3/1/2010                    5,925                             6,011
 4/1/2010                    5,974                             6,082
 5/1/2010                    5,347                             5,414
 6/1/2010                    5,360                             5,435
 7/1/2010                    5,987                             6,026
 8/1/2010                    5,999                             6,044
 9/1/2010                    6,577                             6,624
10/1/2010                    6,859                             6,894
11/1/2010                    6,429                             6,471
12/1/2010                    6,997                             7,046
 1/1/2011                    7,025                             7,045
 2/1/2011                    7,318                             7,329
 3/1/2011                    7,332                             7,348
 4/1/2011                    7,792                             7,804
 5/1/2011                    7,750                             7,761
 6/1/2011                    7,694                             7,685
 7/1/2011                    7,569                             7,575
 8/1/2011                    7,262                             7,261
 9/1/2011                    6,328                             6,367
10/1/2011                    6,830                             6,889
11/1/2011                    6,691                             6,606
12/1/2011                    6,455                             6,440
 1/1/2012                    6,897                             6,857
 2/1/2012                    7,133                             7,133
 3/1/2012                    7,221                             7,159
 4/1/2012                    7,369                             7,331
 5/1/2012                    6,941                             6,853
 6/1/2012                    7,398                             7,322
 7/1/2012                    7,737                             7,719
 8/1/2012                    7,855                             7,792
 9/1/2012                    8,032                             8,000
10/1/2012                    8,356                             8,295
11/1/2012                    8,415                             8,352
12/1/2012                    8,611                             8,495
 1/1/2013                    8,745                             8,714
 2/1/2013                    8,811                             8,792
 3/1/2013                    9,161                             9,125
 4/1/2013                    9,644                             9,604
 5/1/2013                    8,761                             8,738
 6/1/2013                    8,445                             8,368
 7/1/2013                    8,478                             8,386
 8/1/2013                    8,162                             8,091
 9/1/2013                    8,861                             8,784
10/1/2013                    9,128                             9,045
11/1/2013                    8,845                             8,764
12/1/2013                    8,807                             8,696
 1/1/2014                    8,649                             8,539
 2/1/2014                    9,158                             9,013
 3/1/2014                    9,140                             8,980
 4/1/2014                    9,526                             9,339
 5/1/2014                    9,807                             9,618
 6/1/2014                   10,018                             9,863
 7/1/2014                   10,000                             9,879
 8/1/2014                   10,175                            10,042
 9/1/2014                    9,509                             9,368
10/1/2014                    9,877                             9,661
11/1/2014                    9,912                             9,755
12/1/2014                    9,785                             9,647
 1/1/2015                   10,158                             9,968
 2/1/2015                   10,326                            10,149
 3/1/2015                   10,046                             9,857
 4/1/2015                   10,270                            10,074
 5/1/2015                    9,990                             9,793
 6/1/2015                    9,766                             9,546
 7/1/2015                    9,841                             9,650
 8/1/2015                    9,299                             9,107             Past performance is not predictive of
 9/1/2015                    9,374                             9,136             future performance.
10/1/2015                    9,841                             9,665             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual         One         Five          Since                 would pay on fund distributions or the
          Total Return           Year        Years       Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                -0.37%       7.49%        -0.18%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
June 4, 2008-October 31, 2015

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                     $10,000                        $10,000
 6/1/2008                       9,000                          8,970
 7/1/2008                       9,020                          8,995
 8/1/2008                       9,000                          8,979
 9/1/2008                       8,710                          8,552
10/1/2008                       6,040                          5,939
11/1/2008                       5,040                          4,955
12/1/2008                       5,632                          5,465
 1/1/2009                       4,817                          4,698
 2/1/2009                       3,982                          3,887
 3/1/2009                       4,186                          4,070
 4/1/2009                       5,051                          4,921
 5/1/2009                       5,438                          5,235
 6/1/2009                       5,408                          5,208
 7/1/2009                       5,937                          5,716
 8/1/2009                       6,670                          6,460
 9/1/2009                       7,108                          6,889
10/1/2009                       6,874                          6,673
11/1/2009                       7,159                          6,897
12/1/2009                       7,471                          7,199
 1/1/2010                       7,133                          6,884
 2/1/2010                       7,362                          7,066
 3/1/2010                       7,875                          7,557
 4/1/2010                       8,202                          7,887
 5/1/2010                       7,591                          7,270
 6/1/2010                       7,373                          7,054
 7/1/2010                       8,158                          7,772
 8/1/2010                       8,115                          7,722
 9/1/2010                       8,649                          8,231
10/1/2010                       9,031                          8,595
11/1/2010                       8,682                          8,264
12/1/2010                       9,249                          8,789
 1/1/2011                       9,448                          8,947
 2/1/2011                       9,856                          9,334
 3/1/2011                       9,786                          9,258
 4/1/2011                      10,370                          9,804
 5/1/2011                      10,428                          9,853
 6/1/2011                      10,195                          9,617
 7/1/2011                      10,218                          9,647
 8/1/2011                       9,728                          9,153
 9/1/2011                       8,583                          8,093
10/1/2011                       9,588                          9,052
11/1/2011                       9,296                          8,693
12/1/2011                       9,417                          8,843
 1/1/2012                      10,020                          9,412
 2/1/2012                      10,092                          9,489
 3/1/2012                      10,454                          9,791
 4/1/2012                      10,719                         10,055
 5/1/2012                      10,176                          9,518
 6/1/2012                      10,791                         10,090
 7/1/2012                      11,105                         10,413
 8/1/2012                      11,153                         10,448
 9/1/2012                      11,117                         10,424
10/1/2012                      11,249                         10,520
11/1/2012                      11,249                         10,526
12/1/2012                      11,599                         10,822
 1/1/2013                      11,921                         11,170
 2/1/2013                      12,037                         11,290
 3/1/2013                      12,423                         11,651
 4/1/2013                      13,182                         12,361
 5/1/2013                      12,230                         11,472
 6/1/2013                      11,921                         11,139
 7/1/2013                      11,998                         11,213
 8/1/2013                      11,316                         10,573
 9/1/2013                      11,908                         11,121
10/1/2013                      12,346                         11,548
11/1/2013                      11,805                         11,041
12/1/2013                      11,804                         11,010
 1/1/2014                      12,005                         11,195
 2/1/2014                      12,659                         11,773
 3/1/2014                      12,699                         11,783
 4/1/2014                      13,180                         12,205
 5/1/2014                      13,527                         12,519
 6/1/2014                      13,714                         12,718
 7/1/2014                      13,714                         12,724
 8/1/2014                      14,048                         13,028
 9/1/2014                      13,166                         12,200
10/1/2014                      14,195                         13,084
11/1/2014                      14,395                         13,289
12/1/2014                      14,489                         13,381
 1/1/2015                      15,321                         14,107
 2/1/2015                      15,057                         13,878
 3/1/2015                      15,071                         13,866
 4/1/2015                      14,628                         13,456
 5/1/2015                      14,447                         13,286
 6/1/2015                      13,934                         12,771
 7/1/2015                      14,461                         13,264
 8/1/2015                      13,615                         12,462             Past performance is not predictive of
 9/1/2015                      13,934                         12,702             future performance.
10/1/2015                      14,683                         13,423             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual        One         Five           Since                 would pay on fund distributions or the
          Total Return          Year        Years        Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                3.44%       10.21%         5.32%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/1/2005                $10,000                           $10,000
11/1/2005                 10,186                            10,333
12/1/2005                 10,842                            11,137
 1/1/2006                 11,636                            11,931
 2/1/2006                 11,661                            11,781
 3/1/2006                 12,217                            12,335
 4/1/2006                 12,724                            12,909
 5/1/2006                 12,113                            12,195
 6/1/2006                 11,887                            11,898
 7/1/2006                 11,844                            11,608
 8/1/2006                 12,146                            11,947
 9/1/2006                 12,261                            11,915
10/1/2006                 12,799                            12,388
11/1/2006                 13,417                            12,921
12/1/2006                 13,920                            13,303
 1/1/2007                 14,291                            13,575
 2/1/2007                 14,550                            13,813
 3/1/2007                 15,182                            14,271
 4/1/2007                 15,632                            14,821
 5/1/2007                 15,931                            15,040
 6/1/2007                 15,863                            15,007
 7/1/2007                 15,823                            14,915
 8/1/2007                 15,174                            14,128
 9/1/2007                 15,490                            14,448
10/1/2007                 16,100                            15,423
11/1/2007                 14,792                            14,155
12/1/2007                 14,330                            13,740
 1/1/2008                 13,385                            12,408
 2/1/2008                 13,678                            12,998
 3/1/2008                 13,805                            12,854
 4/1/2008                 14,040                            13,167
 5/1/2008                 14,348                            13,433
 6/1/2008                 13,095                            12,396
 7/1/2008                 12,513                            11,771
 8/1/2008                 12,110                            11,335
 9/1/2008                 10,367                             9,341
10/1/2008                  8,111                             7,035
11/1/2008                  7,661                             6,695
12/1/2008                  8,358                             7,141
 1/1/2009                  7,653                             6,726
 2/1/2009                  6,812                             6,112
 3/1/2009                  7,256                             6,504
 4/1/2009                  8,433                             7,507
 5/1/2009                  9,594                             8,618
 6/1/2009                  9,562                             8,721
 7/1/2009                 10,453                             9,422
 8/1/2009                 11,358                            10,149
 9/1/2009                 11,893                            10,719
10/1/2009                 11,470                            10,554
11/1/2009                 11,524                            10,636
12/1/2009                 11,660                            10,770
 1/1/2010                 11,436                            10,628
 2/1/2010                 11,327                            10,568
 3/1/2010                 12,247                            11,353
 4/1/2010                 12,401                            11,577
 5/1/2010                 10,732                            10,186
 6/1/2010                 10,517                            10,091
 7/1/2010                 11,539                            10,956
 8/1/2010                 11,001                            10,672
 9/1/2010                 12,236                            11,882
10/1/2010                 12,619                            12,372
11/1/2010                 12,259                            12,048
12/1/2010                 13,770                            13,410
 1/1/2011                 14,058                            13,480
 2/1/2011                 14,467                            13,864
 3/1/2011                 14,539                            13,851
 4/1/2011                 15,163                            14,538
 5/1/2011                 14,643                            14,135
 6/1/2011                 14,323                            13,829
 7/1/2011                 14,048                            13,754
 8/1/2011                 12,712                            12,667
 9/1/2011                 11,212                            11,213
10/1/2011                 12,065                            12,123
11/1/2011                 11,675                            11,514
12/1/2011                 11,365                            11,290
 1/1/2012                 12,503                            12,223
 2/1/2012                 13,248                            12,915
 3/1/2012                 13,265                            12,829
 4/1/2012                 12,897                            12,763
 5/1/2012                 11,256                            11,263
 6/1/2012                 11,811                            11,651
 7/1/2012                 11,778                            11,741
 8/1/2012                 12,210                            12,079
 9/1/2012                 12,781                            12,651
10/1/2012                 12,900                            12,713
11/1/2012                 13,079                            12,778
12/1/2012                 13,895                            13,263
 1/1/2013                 14,608                            13,902
 2/1/2013                 14,695                            13,951
 3/1/2013                 14,994                            14,223
 4/1/2013                 15,420                            14,636
 5/1/2013                 15,116                            14,292
 6/1/2013                 14,655                            13,727
 7/1/2013                 15,748                            14,585
 8/1/2013                 15,554                            14,560
 9/1/2013                 17,061                            15,782
10/1/2013                 17,775                            16,248
11/1/2013                 17,802                            16,269
12/1/2013                 18,395                            16,652
 1/1/2014                 18,142                            16,365
 2/1/2014                 19,389                            17,292
 3/1/2014                 19,515                            17,227
 4/1/2014                 19,434                            17,174
 5/1/2014                 19,588                            17,389
 6/1/2014                 19,895                            17,784
 7/1/2014                 19,197                            17,323
 8/1/2014                 19,324                            17,366
 9/1/2014                 18,199                            16,314
10/1/2014                 17,798                            15,900
11/1/2014                 17,671                            15,885
12/1/2014                 17,477                            15,762
 1/1/2015                 17,364                            15,623
 2/1/2015                 18,661                            16,622
 3/1/2015                 18,295                            16,398
 4/1/2015                 19,216                            17,232
 5/1/2015                 19,516                            17,336
 6/1/2015                 19,244                            17,080
 7/1/2015                 19,008                            17,054
 8/1/2015                 18,197                            16,295                 Past performance is not predictive of
 9/1/2015                 17,470                            15,709                 future performance.
10/1/2015                 18,388                            16,641                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                   3.31%        7.82%        6.28%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 14, 2008-October 31, 2015

                                     [CHART]

                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 8/1/2008                          $10,000                     $10,000
 8/1/2008                           10,050                      10,052
 9/1/2008                            8,750                       8,601
10/1/2008                            6,740                       6,812
11/1/2008                            6,340                       6,442
12/1/2008                            6,798                       6,782
 1/1/2009                            6,065                       6,149
 2/1/2009                            5,392                       5,527
 3/1/2009                            5,903                       5,891
 4/1/2009                            6,919                       6,650
 5/1/2009                            7,985                       7,491
 6/1/2009                            7,932                       7,414
 7/1/2009                            8,715                       8,110
 8/1/2009                            9,274                       8,499
 9/1/2009                            9,740                       8,849
10/1/2009                            9,404                       8,707
11/1/2009                            9,608                       8,923
12/1/2009                            9,715                       9,065
 1/1/2010                            9,377                       8,640
 2/1/2010                            9,357                       8,631
 3/1/2010                           10,099                       9,187
 4/1/2010                           10,120                       9,050
 5/1/2010                            8,870                       8,051
 6/1/2010                            8,736                       7,935
 7/1/2010                            9,659                       8,668
 8/1/2010                            9,254                       8,409
 9/1/2010                           10,289                       9,216
10/1/2010                           10,684                       9,544
11/1/2010                           10,300                       9,140
12/1/2010                           11,397                       9,876
 1/1/2011                           11,660                      10,089
 2/1/2011                           12,050                      10,463
 3/1/2011                           11,881                      10,253
 4/1/2011                           12,482                      10,812
 5/1/2011                           12,071                      10,491
 6/1/2011                           11,823                      10,342
 7/1/2011                           11,545                      10,171
 8/1/2011                           10,519                       9,311
 9/1/2011                            9,260                       8,376
10/1/2011                           10,045                       9,191
11/1/2011                            9,733                       8,766
12/1/2011                            9,464                       8,670
 1/1/2012                           10,238                       9,138
 2/1/2012                           10,780                       9,641
 3/1/2012                           10,780                       9,570
 4/1/2012                           10,514                       9,407
 5/1/2012                            9,219                       8,335
 6/1/2012                            9,745                       8,881
 7/1/2012                            9,700                       8,991
 8/1/2012                           10,038                       9,248
 9/1/2012                           10,435                       9,529
10/1/2012                           10,537                       9,595
11/1/2012                           10,706                       9,797
12/1/2012                           11,253                      10,093
 1/1/2013                           11,755                      10,590
 2/1/2013                           11,652                      10,484
 3/1/2013                           11,784                      10,567
 4/1/2013                           12,218                      11,049
 5/1/2013                           11,944                      10,801
 6/1/2013                           11,564                      10,397
 7/1/2013                           12,305                      10,950
 8/1/2013                           12,213                      10,809
 9/1/2013                           13,183                      11,573
10/1/2013                           13,648                      11,961
11/1/2013                           13,682                      12,034
12/1/2013                           13,989                      12,215
 1/1/2014                           13,612                      11,722
 2/1/2014                           14,448                      12,362
 3/1/2014                           14,414                      12,306
 4/1/2014                           14,555                      12,501
 5/1/2014                           14,685                      12,694
 6/1/2014                           14,923                      12,874
 7/1/2014                           14,493                      12,645
 8/1/2014                           14,553                      12,655
 9/1/2014                           13,757                      12,135
10/1/2014                           13,505                      11,942
11/1/2014                           13,445                      12,089
12/1/2014                           13,112                      11,687
 1/1/2015                           13,015                      11,646
 2/1/2015                           13,893                      12,342
 3/1/2015                           13,649                      12,135
 4/1/2015                           14,356                      12,661
 5/1/2015                           14,393                      12,551
 6/1/2015                           14,064                      12,194
 7/1/2015                           13,990                      12,387
 8/1/2015                           13,186                      11,485
 9/1/2015                           12,594                      10,905
10/1/2015                           13,351                      11,726

                  Average Annual                 One                 Five                  Since
                  Total Return                   Year                Years               Inception
                  -----------------------------------------------------------------------------------------------
                                                -1.14%               4.56%                 4.09%


























































































Past performance is not predictive of
future performance.
The returns shown do not reflect the
deduction of taxes that a shareholder
Average Annual                would pay on fund distributions or the
Total Return                  redemption of fund shares.
------------------------------MSCI data copyright MSCI 2015, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
August 23, 2010-October 31, 2015

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
 8/1/2010                   $10,000                   $10,000
 8/1/2010                     9,890                     9,920
 9/1/2010                    10,980                    10,906
10/1/2010                    11,350                    11,278
11/1/2010                    10,850                    10,843
12/1/2010                    11,859                    11,692
 1/1/2011                    12,122                    11,807
 2/1/2011                    12,385                    12,118
 3/1/2011                    12,311                    12,090
 4/1/2011                    12,899                    12,681
 5/1/2011                    12,433                    12,315
 6/1/2011                    12,238                    12,136
 7/1/2011                    11,920                    11,971
 8/1/2011                    10,670                    10,945
 9/1/2011                     9,314                     9,727
10/1/2011                    10,261                    10,752
11/1/2011                     9,880                    10,203
12/1/2011                     9,590                    10,089
 1/1/2012                    10,422                    10,774
 2/1/2012                    10,984                    11,379
 3/1/2012                    10,811                    11,222
 4/1/2012                    10,436                    11,045
 5/1/2012                     9,177                     9,791
 6/1/2012                     9,755                    10,369
 7/1/2012                     9,703                    10,515
 8/1/2012                    10,041                    10,735
 9/1/2012                    10,475                    11,136
10/1/2012                    10,538                    11,179
11/1/2012                    10,687                    11,392
12/1/2012                    11,281                    11,787
 1/1/2013                    11,720                    12,266
 2/1/2013                    11,442                    12,137
 3/1/2013                    11,460                    12,161
 4/1/2013                    11,899                    12,608
 5/1/2013                    11,696                    12,316
 6/1/2013                    11,154                    11,782
 7/1/2013                    11,796                    12,298
 8/1/2013                    11,666                    12,128
 9/1/2013                    12,556                    12,971
10/1/2013                    13,026                    13,447
11/1/2013                    12,993                    13,470
12/1/2013                    13,201                    13,589
 1/1/2014                    12,652                    12,972
 2/1/2014                    13,289                    13,623
 3/1/2014                    13,361                    13,658
 4/1/2014                    13,527                    13,839
 5/1/2014                    13,760                    14,108
 6/1/2014                    13,969                    14,345
 7/1/2014                    13,778                    14,203
 8/1/2014                    13,857                    14,281
 9/1/2014                    13,101                    13,590
10/1/2014                    12,921                    13,455
11/1/2014                    12,864                    13,552
12/1/2014                    12,384                    13,064
 1/1/2015                    12,293                    13,044
 2/1/2015                    13,080                    13,742
 3/1/2015                    12,783                    13,520
 4/1/2015                    13,604                    14,203
 5/1/2015                    13,490                    13,981
 6/1/2015                    13,108                    13,591
 7/1/2015                    12,774                    13,553
 8/1/2015                    11,805                    12,517                Past performance is not predictive of
 9/1/2015                    11,128                    11,937                future performance.
10/1/2015                    11,916                    12,825                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           Average Annual          One          Five         Since           would pay on fund distributions or the
           Total Return            Year         Years       Inception        redemption of fund shares.
           -------------------------------------------------                 MSCI data copyright MSCI 2015, all
                                  -7.77%        0.98%        3.44%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2015

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
 11/1/2012           $10,000                          $10,000
 11/1/2012            10,120                           10,013
 12/1/2012            10,735                           10,417
  1/1/2013            11,157                           10,868
  2/1/2013            11,147                           10,925
  3/1/2013            11,278                           11,098
  4/1/2013            11,549                           11,398
  5/1/2013            11,298                           11,175
  6/1/2013            10,766                           10,607
  7/1/2013            11,376                           11,134
  8/1/2013            11,193                           11,038
  9/1/2013            12,191                           11,920
 10/1/2013            12,690                           12,289
 11/1/2013            12,629                           12,257
 12/1/2013            12,872                           12,472
  1/1/2014            12,497                           12,231
  2/1/2014            13,185                           12,888
  3/1/2014            13,404                           12,904
  4/1/2014            13,404                           12,883
  5/1/2014            13,633                           13,090
  6/1/2014            13,888                           13,374
  7/1/2014            13,616                           13,121
  8/1/2014            13,773                           13,215
  9/1/2014            12,908                           12,464
 10/1/2014            12,698                           12,170
 11/1/2014            12,571                           12,119
 12/1/2014            12,294                           11,969
  1/1/2015            12,219                           11,925
  2/1/2015            12,977                           12,575
  3/1/2015            12,710                           12,439
  4/1/2015            13,511                           13,182
  5/1/2015            13,489                           13,256
  6/1/2015            13,224                           12,964
  7/1/2015            12,816                           12,717
  8/1/2015            12,088                           12,007                   Past performance is not predictive of
  9/1/2015            11,599                           11,665                   future performance.
 10/1/2015            12,332                           12,356                   The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -2.88%           7.24%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
April 9, 2013-October 31, 2015

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

     4/1/2013                 $10,000                     $10,000
     4/1/2013                  10,160                      10,415
     5/1/2013                   9,890                      10,174
     6/1/2013                   9,485                       9,733
     7/1/2013                   9,971                      10,159
     8/1/2013                   9,830                      10,019
     9/1/2013                  10,575                      10,715
    10/1/2013                  10,962                      11,108
    11/1/2013                  10,952                      11,127
    12/1/2013                  11,104                      11,225
     1/1/2014                  10,653                      10,715
     2/1/2014                  11,227                      11,254
     3/1/2014                  11,309                      11,282
     4/1/2014                  11,422                      11,431
     5/1/2014                  11,597                      11,654
     6/1/2014                  11,810                      11,850
     7/1/2014                  11,592                      11,732
     8/1/2014                  11,706                      11,797
     9/1/2014                  11,072                      11,226
    10/1/2014                  10,957                      11,115
    11/1/2014                  10,916                      11,195
    12/1/2014                  10,565                      10,791
     1/1/2015                  10,565                      10,775
     2/1/2015                  11,162                      11,351
     3/1/2015                  10,968                      11,168
     4/1/2015                  11,608                      11,732
     5/1/2015                  11,534                      11,549
     6/1/2015                  11,209                      11,227
     7/1/2015                  10,976                      11,196
     8/1/2015                  10,234                      10,340               Past performance is not predictive of
     9/1/2015                   9,847                       9,860               future performance.
    10/1/2015                  10,465                      10,595               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -4.50%           1.79%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2015

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               -------------------------------   -------------------------

  3/1/2012               $10,000                          $10,000
  3/1/2012                10,170                           10,307
  4/1/2012                10,050                           10,189
  5/1/2012                 9,400                            9,276
  6/1/2012                 9,822                            9,734
  7/1/2012                 9,913                            9,867
  8/1/2012                10,175                           10,082
  9/1/2012                10,465                           10,399
 10/1/2012                10,354                           10,330
 11/1/2012                10,425                           10,462
 12/1/2012                10,644                           10,699
  1/1/2013                11,175                           11,192
  2/1/2013                11,266                           11,190
  3/1/2013                11,598                           11,395
  4/1/2013                11,843                           11,720
  5/1/2013                11,986                           11,688
  6/1/2013                11,754                           11,346
  7/1/2013                12,382                           11,890
  8/1/2013                12,053                           11,642
  9/1/2013                12,609                           12,243
 10/1/2013                13,125                           12,735
 11/1/2013                13,477                           12,916
 12/1/2013                13,786                           13,138
  1/1/2014                13,260                           12,613
  2/1/2014                13,902                           13,222
  3/1/2014                14,000                           13,281
  4/1/2014                14,074                           13,407
  5/1/2014                14,359                           13,693
  6/1/2014                14,684                           13,950
  7/1/2014                14,355                           13,781
  8/1/2014                14,726                           14,086
  9/1/2014                14,116                           13,629
 10/1/2014                14,222                           13,725
 11/1/2014                14,340                           13,954
 12/1/2014                14,128                           13,685
  1/1/2015                13,902                           13,471
  2/1/2015                14,731                           14,221
  3/1/2015                14,555                           14,001
  4/1/2015                14,944                           14,407
  5/1/2015                14,987                           14,388
  6/1/2015                14,696                           14,049
  7/1/2015                14,642                           14,171
  8/1/2015                13,729                           13,200             Past performance is not predictive of
  9/1/2015                13,239                           12,722             future performance.
 10/1/2015                14,135                           13,720             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual           One             Since                   would pay on fund distributions or the
             Total Return             Year          Inception                 redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                     -0.61%           9.94%                   rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
November 14, 2011-October 31, 2015

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/1/2011                  $10,000                           $10,000
 11/1/2011                    9,920                             9,873
 12/1/2011                    9,828                             9,853
  1/1/2012                   10,533                            10,426
  2/1/2012                   11,077                            10,951
  3/1/2012                   11,141                            11,024
  4/1/2012                   10,939                            10,898
  5/1/2012                    9,962                             9,921
  6/1/2012                   10,442                            10,410
  7/1/2012                   10,463                            10,553
  8/1/2012                   10,748                            10,782
  9/1/2012                   11,122                            11,122
 10/1/2012                   11,112                            11,048
 11/1/2012                   11,265                            11,189
 12/1/2012                   11,718                            11,443
  1/1/2013                   12,225                            11,970
  2/1/2013                   12,287                            11,968
  3/1/2013                   12,576                            12,187
  4/1/2013                   12,814                            12,535
  5/1/2013                   12,897                            12,501
  6/1/2013                   12,514                            12,135
  7/1/2013                   13,114                            12,716
  8/1/2013                   12,845                            12,451
  9/1/2013                   13,569                            13,094
 10/1/2013                   14,096                            13,621
 11/1/2013                   14,324                            13,813
 12/1/2013                   14,611                            14,052
  1/1/2014                   14,001                            13,490
  2/1/2014                   14,675                            14,141
  3/1/2014                   14,847                            14,204
  4/1/2014                   14,879                            14,339
  5/1/2014                   15,136                            14,644
  6/1/2014                   15,500                            14,920
  7/1/2014                   15,200                            14,739
  8/1/2014                   15,628                            15,065
  9/1/2014                   15,061                            14,576
 10/1/2014                   15,200                            14,679
 11/1/2014                   15,360                            14,924
 12/1/2014                   15,182                            14,636
  1/1/2015                   14,958                            14,408
  2/1/2015                   15,878                            15,210
  3/1/2015                   15,766                            14,974
  4/1/2015                   16,136                            15,409
  5/1/2015                   16,226                            15,388
  6/1/2015                   15,867                            15,026
  7/1/2015                   15,754                            15,157
  8/1/2015                   14,700                            14,118             Past performance is not predictive of
  9/1/2015                   14,172                            13,606             future performance.
 10/1/2015                   15,148                            14,674             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual            One             Since                     would pay on fund distributions or the
              Total Return              Year          Inception                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                       -0.34%          11.05%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/1/2005               $10,000                     $10,000
11/1/2005                10,722                      10,827
12/1/2005                11,340                      11,467
 1/1/2006                12,419                      12,748
 2/1/2006                12,381                      12,733
 3/1/2006                12,549                      12,845
 4/1/2006                13,297                      13,760
 5/1/2006                11,758                      12,318
 6/1/2006                11,740                      12,288
 7/1/2006                11,955                      12,461
 8/1/2006                12,328                      12,779
 9/1/2006                12,494                      12,885
10/1/2006                13,237                      13,497
11/1/2006                14,080                      14,500
12/1/2006                14,647                      15,153
 1/1/2007                14,860                      14,993
 2/1/2007                14,625                      14,904
 3/1/2007                15,291                      15,496
 4/1/2007                16,261                      16,231
 5/1/2007                17,348                      17,019
 6/1/2007                17,631                      17,816
 7/1/2007                18,048                      18,756
 8/1/2007                17,732                      18,358
 9/1/2007                19,295                      20,385
10/1/2007                21,401                      22,659
11/1/2007                20,004                      21,052
12/1/2007                19,923                      21,126
 1/1/2008                18,182                      18,490
 2/1/2008                18,758                      19,855
 3/1/2008                18,172                      18,804
 4/1/2008                19,464                      20,330
 5/1/2008                19,577                      20,707
 6/1/2008                17,562                      18,641
 7/1/2008                17,328                      17,938
 8/1/2008                16,296                      16,506
 9/1/2008                14,023                      13,617
10/1/2008                10,328                       9,890
11/1/2008                 9,389                       9,146
12/1/2008                10,121                       9,859
 1/1/2009                 9,347                       9,222
 2/1/2009                 8,734                       8,702
 3/1/2009                 9,997                       9,953
 4/1/2009                11,473                      11,609
 5/1/2009                13,428                      13,593
 6/1/2009                13,310                      13,409
 7/1/2009                14,828                      14,917
 8/1/2009                14,878                      14,864
 9/1/2009                16,181                      16,213
10/1/2009                15,842                      16,233
11/1/2009                16,784                      16,930
12/1/2009                17,384                      17,599
 1/1/2010                16,432                      16,618
 2/1/2010                16,630                      16,676
 3/1/2010                18,017                      18,022
 4/1/2010                18,120                      18,241
 5/1/2010                16,429                      16,636
 6/1/2010                16,455                      16,514
 7/1/2010                17,899                      17,889
 8/1/2010                17,480                      17,542
 9/1/2010                19,462                      19,491
10/1/2010                20,046                      20,057
11/1/2010                19,592                      19,528
12/1/2010                21,177                      20,921
 1/1/2011                20,625                      20,354
 2/1/2011                20,473                      20,164
 3/1/2011                21,605                      21,349
 4/1/2011                22,358                      22,012
 5/1/2011                21,737                      21,434
 6/1/2011                21,472                      21,104
 7/1/2011                21,298                      21,011
 8/1/2011                19,568                      19,133
 9/1/2011                16,606                      16,344
10/1/2011                18,679                      18,508
11/1/2011                18,021                      17,275
12/1/2011                17,489                      17,067
 1/1/2012                19,366                      19,003
 2/1/2012                20,410                      20,141
 3/1/2012                19,873                      19,468
 4/1/2012                19,513                      19,236
 5/1/2012                17,408                      17,079
 6/1/2012                18,260                      17,738
 7/1/2012                18,408                      18,084
 8/1/2012                18,519                      18,024
 9/1/2012                19,553                      19,111
10/1/2012                19,441                      18,995
11/1/2012                19,695                      19,236
12/1/2012                20,840                      20,177
 1/1/2013                20,946                      20,455
 2/1/2013                20,696                      20,198
 3/1/2013                20,396                      19,850
 4/1/2013                20,616                      20,000
 5/1/2013                19,942                      19,487
 6/1/2013                18,687                      18,246
 7/1/2013                18,954                      18,437
 8/1/2013                18,503                      18,120
 9/1/2013                19,822                      19,298
10/1/2013                20,721                      20,236
11/1/2013                20,406                      19,940
12/1/2013                20,190                      19,652
 1/1/2014                18,782                      18,376
 2/1/2014                19,459                      18,984
 3/1/2014                20,135                      19,567
 4/1/2014                20,252                      19,633
 5/1/2014                20,936                      20,318
 6/1/2014                21,512                      20,858
 7/1/2014                21,762                      21,261
 8/1/2014                22,434                      21,740
 9/1/2014                20,777                      20,129
10/1/2014                20,997                      20,366
11/1/2014                20,785                      20,151
12/1/2014                19,844                      19,222
 1/1/2015                19,971                      19,337
 2/1/2015                20,573                      19,936
 3/1/2015                20,137                      19,652
 4/1/2015                21,477                      21,164
 5/1/2015                20,613                      20,316
 6/1/2015                20,110                      19,789
 7/1/2015                18,814                      18,417
 8/1/2015                17,256                      16,751             Past performance is not predictive of
 9/1/2015                16,787                      16,247             future performance.
10/1/2015                17,798                      17,406             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
         Average Annual        One         Five         Ten             would pay on fund distributions or the
         Total Return          Year        Years       Years            redemption of fund shares.
         ---------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -15.24%      -2.35%      5.93%            rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,713                          10,827
12/1/2005                    11,415                          11,467
 1/1/2006                    12,517                          12,748
 2/1/2006                    12,649                          12,733
 3/1/2006                    12,880                          12,845
 4/1/2006                    13,926                          13,760
 5/1/2006                    12,460                          12,318
 6/1/2006                    11,910                          12,288
 7/1/2006                    12,184                          12,461
 8/1/2006                    12,607                          12,779
 9/1/2006                    12,956                          12,885
10/1/2006                    13,933                          13,497
11/1/2006                    14,993                          14,500
12/1/2006                    15,674                          15,153
 1/1/2007                    15,968                          14,993
 2/1/2007                    16,111                          14,904
 3/1/2007                    16,825                          15,496
 4/1/2007                    18,111                          16,231
 5/1/2007                    19,548                          17,019
 6/1/2007                    20,132                          17,816
 7/1/2007                    21,110                          18,756
 8/1/2007                    20,230                          18,358
 9/1/2007                    21,621                          20,385
10/1/2007                    23,241                          22,659
11/1/2007                    21,377                          21,052
12/1/2007                    21,633                          21,126
 1/1/2008                    19,024                          18,490
 2/1/2008                    19,575                          19,855
 3/1/2008                    18,647                          18,804
 4/1/2008                    19,788                          20,330
 5/1/2008                    19,662                          20,707
 6/1/2008                    17,397                          18,641
 7/1/2008                    17,124                          17,938
 8/1/2008                    16,089                          16,506
 9/1/2008                    13,183                          13,617
10/1/2008                     9,183                           9,890
11/1/2008                     8,621                           9,146
12/1/2008                     9,835                           9,859
 1/1/2009                     9,079                           9,222
 2/1/2009                     8,521                           8,702
 3/1/2009                     9,694                           9,953
 4/1/2009                    11,656                          11,609
 5/1/2009                    14,326                          13,593
 6/1/2009                    14,256                          13,409
 7/1/2009                    16,064                          14,917
 8/1/2009                    16,255                          14,864
 9/1/2009                    17,610                          16,213
10/1/2009                    17,590                          16,233
11/1/2009                    18,618                          16,930
12/1/2009                    19,645                          17,599
 1/1/2010                    18,775                          16,618
 2/1/2010                    19,098                          16,676
 3/1/2010                    20,729                          18,022
 4/1/2010                    21,063                          18,241
 5/1/2010                    18,938                          16,636
 6/1/2010                    19,439                          16,514
 7/1/2010                    21,223                          17,889
 8/1/2010                    21,325                          17,542
 9/1/2010                    23,907                          19,491
10/1/2010                    24,860                          20,057
11/1/2010                    24,184                          19,528
12/1/2010                    25,574                          20,921
 1/1/2011                    24,490                          20,354
 2/1/2011                    23,767                          20,164
 3/1/2011                    25,085                          21,349
 4/1/2011                    26,403                          22,012
 5/1/2011                    25,798                          21,434
 6/1/2011                    25,589                          21,104
 7/1/2011                    25,877                          21,011
 8/1/2011                    23,417                          19,133
 9/1/2011                    19,252                          16,344
10/1/2011                    21,373                          18,508
11/1/2011                    20,329                          17,275
12/1/2011                    19,789                          17,067
 1/1/2012                    22,020                          19,003
 2/1/2012                    23,818                          20,141
 3/1/2012                    23,196                          19,468
 4/1/2012                    22,641                          19,236
 5/1/2012                    20,566                          17,079
 6/1/2012                    21,354                          17,738
 7/1/2012                    21,086                          18,084
 8/1/2012                    21,633                          18,024
 9/1/2012                    22,897                          19,111
10/1/2012                    22,808                          18,995
11/1/2012                    23,200                          19,236
12/1/2012                    24,626                          20,177
 1/1/2013                    25,080                          20,455
 2/1/2013                    25,336                          20,198
 3/1/2013                    25,217                          19,850
 4/1/2013                    25,729                          20,000
 5/1/2013                    25,357                          19,487
 6/1/2013                    23,163                          18,246
 7/1/2013                    23,268                          18,437
 8/1/2013                    22,296                          18,120
 9/1/2013                    23,924                          19,298
10/1/2013                    24,843                          20,236
11/1/2013                    24,489                          19,940
12/1/2013                    24,286                          19,652
 1/1/2014                    23,247                          18,376
 2/1/2014                    24,274                          18,984
 3/1/2014                    25,107                          19,567
 4/1/2014                    25,313                          19,633
 5/1/2014                    26,170                          20,318
 6/1/2014                    26,843                          20,858
 7/1/2014                    26,904                          21,261
 8/1/2014                    27,727                          21,740
 9/1/2014                    26,347                          20,129
10/1/2014                    26,115                          20,366
11/1/2014                    25,810                          20,151
12/1/2014                    25,015                          19,222
 1/1/2015                    25,417                          19,337
 2/1/2015                    26,071                          19,936
 3/1/2015                    25,870                          19,652
 4/1/2015                    27,706                          21,164
 5/1/2015                    27,316                          20,316
 6/1/2015                    26,379                          19,789
 7/1/2015                    24,768                          18,417
 8/1/2015                    22,339                          16,751           Past performance is not predictive of
 9/1/2015                    22,303                          16,247           future performance.
10/1/2015                    23,536                          17,406           The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual         One         Five          Ten                would pay on fund distributions or the
          Total Return           Year        Years        Years               redemption of fund shares.
          ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                -9.88%       -1.09%       8.94%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
January 29, 2008-October 31, 2015

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2                  (net div.)
                   ----------------------       ---------------------------
01/2008                   $10,000                         $10,000
01/2008                    10,050                           9,871
02/2008                    10,450                          10,599
03/2008                    10,097                          10,038
04/2008                    10,872                          10,853
05/2008                    10,962                          11,054
06/2008                     9,677                           9,952
07/2008                     9,489                           9,576
08/2008                     8,674                           8,811
09/2008                     7,174                           7,269
10/2008                     4,949                           5,280
11/2008                     4,569                           4,882
12/2008                     5,120                           5,263
01/2009                     4,675                           4,923
02/2009                     4,262                           4,646
03/2009                     5,002                           5,313
04/2009                     5,996                           6,197
05/2009                     7,342                           7,256
06/2009                     7,241                           7,159
07/2009                     8,197                           7,964
08/2009                     8,265                           7,935
09/2009                     9,035                           8,655
10/2009                     8,823                           8,666
11/2009                     9,388                           9,038
12/2009                     9,847                           9,395
01/2010                     9,297                           8,871
02/2010                     9,347                           8,902
03/2010                    10,147                           9,621
04/2010                    10,246                           9,738
05/2010                     9,147                           8,881
06/2010                     9,199                           8,816
07/2010                    10,085                           9,550
08/2010                     9,864                           9,365
09/2010                    11,031                          10,405
10/2010                    11,444                          10,707
11/2010                    11,031                          10,425
12/2010                    11,960                          11,169
01/2011                    11,583                          10,866
02/2011                    11,391                          10,764
03/2011                    12,043                          11,397
04/2011                    12,466                          11,751
05/2011                    11,990                          11,443
06/2011                    11,738                          11,267
07/2011                    11,639                          11,217
08/2011                    10,454                          10,214
09/2011                     8,577                           8,725
10/2011                     9,701                           9,881
11/2011                     9,206                           9,222
12/2011                     8,875                           9,111
01/2012                    10,102                          10,144
02/2012                    10,714                          10,752
03/2012                    10,253                          10,393
04/2012                     9,918                          10,269
05/2012                     8,817                           9,117
06/2012                     9,214                           9,469
07/2012                     9,155                           9,654
08/2012                     9,279                           9,622
09/2012                     9,873                          10,202
10/2012                     9,849                          10,269
12/2012                    10,564                          10,771
01/2013                    10,734                          10,920
02/2013                    10,550                          10,783
03/2013                    10,459                          10,597
04/2013                    10,547                          10,677
05/2013                    10,243                          10,403
06/2013                     9,377                           9,741
07/2013                     9,559                           9,842
08/2013                     9,356                           9,673
09/2013                    10,045                          10,302
10/2013                    10,497                          10,803
11/2013                    10,242                          10,645
12/2013                    10,137                          10,491
01/2014                     9,424                           9,810
02/2014                     9,634                          10,135
03/2014                    10,060                          10,446
04/2014                    10,122                          10,481
05/2014                    10,533                          10,847
06/2014                    10,806                          11,135
07/2014                    11,008                          11,350
08/2014                    11,250                          11,606
09/2014                    10,328                          10,746
10/2014                    10,313                          10,872
11/2014                    10,139                          10,757
12/2014                     9,665                          10,262
01/2015                     9,586                          10,323
02/2015                     9,924                          10,643
03/2015                     9,643                          10,491
04/2015                    10,597                          11,298
05/2015                    10,123                          10,846
06/2015                     9,800                          10,564
07/2015                     9,012                           9,832
08/2015                     8,193                           8,943              Past performance is not predictive of
09/2015                     7,917                           8,674              future performance.
10/2015                     8,406                           9,292              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          Average Annual        One         Five           From                would pay on fund distributions or the
          Total Return          Year        Years       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                               -18.49%      -5.98%        -2.21%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,738                     10,827
12/1/2005                     11,411                     11,467
 1/1/2006                     12,502                     12,748
 2/1/2006                     12,550                     12,733
 3/1/2006                     12,974                     12,845
 4/1/2006                     14,105                     13,760
 5/1/2006                     12,576                     12,318
 6/1/2006                     12,461                     12,288
 7/1/2006                     12,756                     12,461
 8/1/2006                     12,987                     12,779
 9/1/2006                     13,251                     12,885
10/1/2006                     14,170                     13,497
11/1/2006                     15,206                     14,500
12/1/2006                     15,739                     15,153
 1/1/2007                     15,982                     14,993
 2/1/2007                     16,070                     14,904
 3/1/2007                     16,907                     15,496
 4/1/2007                     18,254                     16,231
 5/1/2007                     19,641                     17,019
 6/1/2007                     20,198                     17,816
 7/1/2007                     21,155                     18,756
 8/1/2007                     20,473                     18,358
 9/1/2007                     22,318                     20,385
10/1/2007                     24,766                     22,659
11/1/2007                     22,959                     21,052
12/1/2007                     22,923                     21,126
 1/1/2008                     20,640                     18,490
 2/1/2008                     21,464                     19,855
 3/1/2008                     20,742                     18,804
 4/1/2008                     22,342                     20,330
 5/1/2008                     22,533                     20,707
 6/1/2008                     19,911                     18,641
 7/1/2008                     19,521                     17,938
 8/1/2008                     17,848                     16,506
 9/1/2008                     14,769                     13,617
10/1/2008                     10,183                      9,890
11/1/2008                      9,410                      9,146
12/1/2008                     10,558                      9,859
 1/1/2009                      9,605                      9,222
 2/1/2009                      8,789                      8,702
 3/1/2009                     10,309                      9,953
 4/1/2009                     12,336                     11,609
 5/1/2009                     15,112                     13,593
 6/1/2009                     14,926                     13,409
 7/1/2009                     16,927                     14,917
 8/1/2009                     17,052                     14,864
 9/1/2009                     18,626                     16,213
10/1/2009                     18,185                     16,233
11/1/2009                     19,343                     16,930
12/1/2009                     20,301                     17,599
 1/1/2010                     19,145                     16,618
 2/1/2010                     19,294                     16,676
 3/1/2010                     20,992                     18,022
 4/1/2010                     21,128                     18,241
 5/1/2010                     18,913                     16,636
 6/1/2010                     19,031                     16,514
 7/1/2010                     20,792                     17,889
 8/1/2010                     20,415                     17,542
 9/1/2010                     22,866                     19,491
10/1/2010                     23,648                     20,057
11/1/2010                     22,879                     19,528
12/1/2010                     24,779                     20,921
 1/1/2011                     24,005                     20,354
 2/1/2011                     23,600                     20,164
 3/1/2011                     24,957                     21,349
 4/1/2011                     25,848                     22,012
 5/1/2011                     24,861                     21,434
 6/1/2011                     24,352                     21,104
 7/1/2011                     24,146                     21,011
 8/1/2011                     21,695                     19,133
 9/1/2011                     17,800                     16,344
10/1/2011                     20,138                     18,508
11/1/2011                     19,118                     17,275
12/1/2011                     18,431                     17,067
 1/1/2012                     20,987                     19,003
 2/1/2012                     22,265                     20,141
 3/1/2012                     21,307                     19,468
 4/1/2012                     20,611                     19,236
 5/1/2012                     18,332                     17,079
 6/1/2012                     19,161                     17,738
 7/1/2012                     19,039                     18,084
 8/1/2012                     19,303                     18,024
 9/1/2012                     20,545                     19,111
10/1/2012                     20,279                     18,995
11/1/2012                     20,502                     19,236
12/1/2012                     22,000                     20,177
 1/1/2013                     22,354                     20,455
 2/1/2013                     21,978                     20,198
 3/1/2013                     21,790                     19,850
 4/1/2013                     21,982                     20,000
 5/1/2013                     21,355                     19,487
 6/1/2013                     19,557                     18,246
 7/1/2013                     19,936                     18,437
 8/1/2013                     19,512                     18,120
 9/1/2013                     20,953                     19,298
10/1/2013                     21,903                     20,236
11/1/2013                     21,372                     19,940
12/1/2013                     21,163                     19,652
 1/1/2014                     19,684                     18,376
 2/1/2014                     20,121                     18,984
 3/1/2014                     21,018                     19,567
 4/1/2014                     21,156                     19,633
 5/1/2014                     22,014                     20,318
 6/1/2014                     22,588                     20,858
 7/1/2014                     23,011                     21,261
 8/1/2014                     23,525                     21,740
 9/1/2014                     21,596                     20,129
10/1/2014                     21,572                     20,366
11/1/2014                     21,216                     20,151
12/1/2014                     20,229                     19,222
 1/1/2015                     20,064                     19,337
 2/1/2015                     20,779                     19,936
 3/1/2015                     20,190                     19,652
 4/1/2015                     22,201                     21,164
 5/1/2015                     21,211                     20,316
 6/1/2015                     20,536                     19,789
 7/1/2015                     18,886                     18,417
 8/1/2015                     17,173                     16,751            Past performance is not predictive of
 9/1/2015                     16,600                     16,247            future performance.
10/1/2015                     17,632                     17,406            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual         One         Five         Ten              would pay on fund distributions or the
          Total Return           Year        Years       Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -18.27%      -5.70%      5.84%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/1/2005                     $10,000                      $10,000
11/1/2005                      10,656                       10,827
12/1/2005                      11,282                       11,467
 1/1/2006                      12,292                       12,748
 2/1/2006                      12,311                       12,733
 3/1/2006                      12,557                       12,845
 4/1/2006                      13,419                       13,760
 5/1/2006                      11,918                       12,318
 6/1/2006                      11,723                       12,288
 7/1/2006                      11,946                       12,461
 8/1/2006                      12,235                       12,779
 9/1/2006                      12,478                       12,885
10/1/2006                      13,294                       13,497
11/1/2006                      14,214                       14,500
12/1/2006                      14,774                       15,153
 1/1/2007                      14,983                       14,993
 2/1/2007                      14,869                       14,904
 3/1/2007                      15,513                       15,496
 4/1/2007                      16,556                       16,231
 5/1/2007                      17,759                       17,019
 6/1/2007                      18,179                       17,816
 7/1/2007                      18,798                       18,756
 8/1/2007                      18,313                       18,358
 9/1/2007                      19,886                       20,385
10/1/2007                      21,953                       22,659
11/1/2007                      20,354                       21,052
12/1/2007                      20,312                       21,126
 1/1/2008                      18,324                       18,490
 2/1/2008                      18,922                       19,855
 3/1/2008                      18,234                       18,804
 4/1/2008                      19,617                       20,330
 5/1/2008                      19,704                       20,707
 6/1/2008                      17,507                       18,641
 7/1/2008                      17,322                       17,938
 8/1/2008                      16,172                       16,506
 9/1/2008                      13,637                       13,617
10/1/2008                       9,783                        9,890
11/1/2008                       9,130                        9,146
12/1/2008                      10,022                        9,859
 1/1/2009                       9,128                        9,222
 2/1/2009                       8,513                        8,702
 3/1/2009                       9,856                        9,953
 4/1/2009                      11,656                       11,609
 5/1/2009                      13,953                       13,593
 6/1/2009                      13,818                       13,409
 7/1/2009                      15,490                       14,917
 8/1/2009                      15,550                       14,864
 9/1/2009                      16,892                       16,213
10/1/2009                      16,580                       16,233
11/1/2009                      17,595                       16,930
12/1/2009                      18,399                       17,599
 1/1/2010                      17,389                       16,618
 2/1/2010                      17,581                       16,676
 3/1/2010                      19,097                       18,022
 4/1/2010                      19,279                       18,241
 5/1/2010                      17,411                       16,636
 6/1/2010                      17,558                       16,514
 7/1/2010                      19,144                       17,889
 8/1/2010                      18,890                       17,542
 9/1/2010                      21,147                       19,491
10/1/2010                      21,770                       20,057
11/1/2010                      21,188                       19,528
12/1/2010                      22,744                       20,921
 1/1/2011                      22,026                       20,354
 2/1/2011                      21,646                       20,164
 3/1/2011                      22,877                       21,349
 4/1/2011                      23,781                       22,012
 5/1/2011                      23,124                       21,434
 6/1/2011                      22,802                       21,104
 7/1/2011                      22,751                       21,011
 8/1/2011                      20,697                       19,133
 9/1/2011                      17,273                       16,344
10/1/2011                      19,466                       18,508
11/1/2011                      18,634                       17,275
12/1/2011                      18,048                       17,067
 1/1/2012                      20,174                       19,003
 2/1/2012                      21,440                       20,141
 3/1/2012                      20,770                       19,468
 4/1/2012                      20,310                       19,236
 5/1/2012                      18,174                       17,079
 6/1/2012                      18,989                       17,738
 7/1/2012                      18,999                       18,084
 8/1/2012                      19,200                       18,024
 9/1/2012                      20,294                       19,111
10/1/2012                      20,156                       18,995
11/1/2012                      20,464                       19,236
12/1/2012                      21,746                       20,177
 1/1/2013                      21,938                       20,455
 2/1/2013                      21,788                       20,198
 3/1/2013                      21,557                       19,850
 4/1/2013                      21,802                       20,000
 5/1/2013                      21,205                       19,487
 6/1/2013                      19,681                       18,246
 7/1/2013                      19,950                       18,437
 8/1/2013                      19,434                       18,120
 9/1/2013                      20,821                       19,298
10/1/2013                      21,719                       20,236
11/1/2013                      21,362                       19,940
12/1/2013                      21,172                       19,652
 1/1/2014                      19,834                       18,376
 2/1/2014                      20,552                       18,984
 3/1/2014                      21,303                       19,567
 4/1/2014                      21,455                       19,633
 5/1/2014                      22,162                       20,318
 6/1/2014                      22,738                       20,858
 7/1/2014                      22,946                       21,261
 8/1/2014                      23,656                       21,740
 9/1/2014                      22,009                       20,129
10/1/2014                      22,130                       20,366
11/1/2014                      21,899                       20,151
12/1/2014                      20,979                       19,222
 1/1/2015                      21,145                       19,337
 2/1/2015                      21,755                       19,936
 3/1/2015                      21,389                       19,652
 4/1/2015                      22,864                       21,164
 5/1/2015                      22,054                       20,316
 6/1/2015                      21,466                       19,789
 7/1/2015                      20,031                       18,417
 8/1/2015                      18,283                       16,751           Past performance is not predictive of
 9/1/2015                      17,898                       16,247           future performance.
10/1/2015                      18,922                       17,406           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.49%       -2.76%       6.59%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with investment grade, short-term fixed income instruments. As of October 31, 2015, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2015, the total return was 5.25% for the Portfolio versus 5.20% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. Large Cap Equity Portfolio

   The U.S. Large Cap Equity Portfolio is designed to capture the returns of U.S. large-cap stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 930 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.49% for the Portfolio and 4.86% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break and value stocks, which contributed to the Portfolio's relative underperformance as these stocks underperformed.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.16% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest market cap value stocks underperformed.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.33% for the Portfolio's Class R1 shares, -1.49% for the Portfolio's Class R2 shares, -1.20% for the Portfolio's Institutional Class shares, and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks outperformed small-caps during the period, which benefited the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio is designed to capture the returns of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.83% for the Portfolio and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio performed in line with the Index. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break, which outperformed during the period and benefited the Portfolio's relative performance. The Portfolio consistently emphasizes deep value stocks. During the period, deep value stocks underperformed and the Portfolio's greater allocation to deep value stocks detracted from the Portfolio's relative performance.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.26% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.92% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -0.18% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio is designed to capture the returns of U.S. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,000 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.34% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to micro-cap stocks. Micro-cap stocks underperformed, which contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio is designed to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,600 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.11% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a substantially larger allocation than the Index to micro-cap stocks. While micro-caps generally underperformed the rest of the small-cap universe, the Portfolio's micro-cap holdings in total outperformed those in the Index and benefited relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period. The Portfolio excluded certain stocks with low profitability. These stocks generally underperformed during the period, which benefited the Portfolio's relative performance.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2015, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were 5.89% for the Portfolio, 6.87% for the Dow Jones U.S. Select REIT Index/SM/, and 5.20% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio held net lease REITs not eligible in the Dow Jones U.S. Select REIT Index/SM/. These securities generally underperformed the overall Index and were a primary driver of the Portfolio's relative underperformance.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

 Global Real Estate Market Review            12 Months Ended October 31, 2015

   Publicly traded global real estate investment trusts (REITs) produced positive overall returns during the period. REITs generally outperformed non-U.S. equity markets but underperformed U.S. equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs overall. Among larger REIT markets, the UK delivered the highest returns while Canada had the weakest performance during the period. As measured by the S&P Global REIT Index, specialized REITs had the biggest gains while hotel and resort REITs had the weakest returns.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                    Return in U.S. Dollars
     -                                              ----------------------
     S&P Global ex U.S. REIT Index (net dividends).         0.04%
     S&P Global REIT Index (net dividends).........         2.59%

----------
Source: Standard and Poor's. Copyright S&P, 2015. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -3.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. For the period, the Portfolio's relative underperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio invests in a broadly diversified group of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

International Small Company Portfolio

   The International Small Company Portfolio is designed to capture the returns of international small-cap stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Funds collectively held approximately 4,100 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.30% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Funds' greater allocation than the Index to micro-cap securities detracted from relative performance as micro-caps generally underperformed other small-cap securities. The Portfolio's underperformance was partially offset by the Master Funds' exclusion of real estate investment trusts (REITs) and small low profitability securities, both of which underperformed during the period. Differences in the valuation timing and methodology between the Master Funds and the Index detracted from the Portfolio's relative performance. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 8.62% for the Portfolio and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Master Fund had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Portfolio's relative performance also benefited from the Master Fund's exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -12.19% for the Portfolio and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's exclusion of small low profitability securities benefited the Portfolio's relative performance as these securities underperformed. The Master Fund's holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Portfolio's relative performance.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio is designed to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.43% for the Portfolio and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Portfolio's relative underperformance. For instance, the Master Fund had a lower allocation to financials, which outperformed and detracted from the Portfolio's relative performance, and a higher allocation to industrials, which underperformed and detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.37% for the Portfolio and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Portfolio's relative performance as the Master Fund's financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2015, the Portfolio held approximately 240 securities in 21 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were -0.37% for the Portfolio and 0.04% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by broad trends in international real estate securities markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. For the period, both the currency and fair value adjustments negatively impacted the Portfolio's relative performance, compared to the Index.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2015, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2015, the Portfolio held approximately 380 securities in 22 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.44% for the Portfolio and 2.59% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by broad trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index were a primary driver of the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds. These securities generally underperformed, and the Portfolio's exclusion of these securities had a beneficial impact on the Portfolio's relative performance.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio is designed to capture the returns of international small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.31% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's focus on value stocks detracted from the Portfolio's relative performance as value underperformed growth-oriented stocks during the period. Differences in the valuation timing and methodology between the Portfolio and the Index also detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.14% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, other than growth-oriented mega-cap securities, while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from relative performance as value stocks generally underperformed during the period.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in international developed and emerging markets. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional (The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds")), or by a combination of securities and Underlying Funds. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 4,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -7.77% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Underlying Funds had greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Small-cap stocks generally outperformed large- and mid-caps during the period, and the Portfolio's greater exposure to small-caps benefited the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Targeted Value Portfolio

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in international developed and emerging markets. Prior to September 8, 2015, the Portfolio purchased shares of the DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). After that date, the Portfolio began purchasing securities directly, and on September 23, 2015, the Portfolio redeemed its last holdings of the Underlying Funds, investing solely in securities. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.88% for the Portfolio and 1.53% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on value stocks and has minimal exposure to growth stocks, while the Index is neutral with regard to value or growth. Growth stocks outperformed during the period, which detracted from the Portfolio's relative performance. In addition, two of the Underlying Funds -- the International Vector Equity Portfolio and the Emerging Markets Value Fund -- can invest in mid-cap and large-cap securities while the Index primarily holds small-caps. This difference in allocations detracted from the Portfolio's relative performance as larger securities generally underperformed.

World ex U.S. Core Equity Portfolio

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 5,800 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -4.50% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Non-U.S. small-cap stocks generally outperformed non-U.S.

large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index.
In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

World Core Equity Portfolio

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of October 31, 2015, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.61% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Underlying Funds' greater exposure to small-cap stocks in the U.S. also detracted from the Portfolio's relative performance as U.S. small-caps underperformed U.S. large-cap stocks for the period.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of October 31, 2015, the mutual funds in which the Portfolio invested include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.34% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the Index to the U.S. and a higher allocation to emerging markets. For the period, U.S. securities significantly outperformed emerging market securities, and the Underlying Funds' country allocation detracted from the Portfolio's relative performance. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging euro and Japanese yen exposure, as both of these currencies depreciated against the U.S. dollar.

Emerging Markets Portfolio

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -15.24% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative underperformance was driven primarily by country allocation differences between the Master Fund and the Index. The Master Fund's lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Portfolio's relative performance. This was partially offset by the Master Fund's greater allocation to Taiwan, which also generally outperformed.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small-cap stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -9.88% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Master Fund's greater exposure to small-caps benefited the Portfolio's relative performance.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large- and small-cap companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -18.49% for the Portfolio's Class R2 shares, -18.27% for the Portfolio's Institutional Class shares, and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Portfolio's relative underperformance.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -14.49% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large- and mid-cap stocks. Emerging markets small-cap stocks generally outperformed emerging markets large- and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Portfolio's smaller allocation than the Index to China, among the best performing emerging markets during the period, also detracted from the Portfolio's relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.50    0.24%    $1.21
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $  991.60    0.19%    $0.95
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.90    0.28%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.79    0.28%    $1.43

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $  953.30    0.48%    $2.36
    Class R2 Shares................. $1,000.00 $  952.50    0.63%    $3.10
    Institutional Class Shares...... $1,000.00 $  953.70    0.38%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.79    0.48%    $2.45
    Class R2 Shares................. $1,000.00 $1,022.03    0.63%    $3.21
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  942.50    0.53%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.53    0.53%    $2.70

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  985.60    0.20%    $1.00
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.20    0.20%    $1.02

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.30    0.23%    $1.14
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.05    0.23%    $1.17

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  962.70    0.33%    $1.63
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.54    0.33%    $1.68

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  981.40    0.38%    $1.90
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/15  10/31/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  974.60    0.53%    $2.64
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.30    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  921.30    0.29%    $1.40
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.74    0.29%    $1.48

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  933.40    0.39%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.24    0.39%    $1.99

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  963.00    0.54%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,012.40    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  864.40    0.55%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,008.70    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.58%    $2.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/15  10/31/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  978.90    0.55%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.55%    $2.80

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  958.20    0.29%    $1.43
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.74    0.29%    $1.48

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,003.80    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.00    0.24%    $1.22

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  956.90    0.69%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.73    0.69%    $3.52

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  930.00    0.51%    $2.48
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  875.90    0.52%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.58    0.52%    $2.65

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  912.80    0.66%    $3.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.88    0.66%    $3.36

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  901.50    0.47%    $2.25
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  945.90    0.35%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.44    0.35%    $1.79

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  938.80    0.40%    $1.95
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  828.70    0.58%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.28    0.58%    $2.96

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  849.50    0.73%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.53    0.73%    $3.72

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  793.30    0.81%    $3.66
 Institutional Class Shares................... $1,000.00 $  794.20    0.56%    $2.53
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.12    0.81%    $4.13
 Institutional Class Shares................... $1,000.00 $1,022.38    0.56%    $2.85

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  827.60    0.63%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.63%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  23.3%
              Foreign Corporate............................  13.6%
              Foreign Government...........................   7.9%
              Government...................................  50.2%
              Supranational................................   5.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   8.5%
              Energy.......................................   7.2%
              Financials...................................  13.8%
              Health Care..................................  13.4%
              Industrials..................................  12.6%
              Information Technology.......................  19.9%
              Materials....................................   4.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.5%
              Consumer Staples.............................   3.2%
              Energy.......................................   8.1%
              Financials...................................  28.3%
              Health Care..................................   5.7%
              Industrials..................................  19.6%
              Information Technology.......................  12.9%
              Materials....................................   6.4%
              Other........................................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.2%
              Financials...................................  27.0%
              Health Care..................................   6.2%
              Industrials..................................  18.2%
              Information Technology.......................  14.4%
              Materials....................................   5.5%
              Other........................................    --
              Telecommunication Services...................   0.8%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  15.0%
              Health Care..................................  11.8%
              Industrials..................................  13.4%
              Information Technology.......................  19.1%
              Materials....................................   4.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.8%
              Financials...................................  17.2%
              Health Care..................................  10.8%
              Industrials..................................  14.4%
              Information Technology.......................  17.4%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.4%
              Energy.......................................   9.0%
              Financials...................................  25.0%
              Health Care..................................   8.3%
              Industrials..................................  15.4%
              Information Technology.......................  14.2%
              Materials....................................   5.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.3%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.1%
              Financials...................................  20.2%
              Health Care..................................   9.7%
              Industrials..................................  17.0%
              Information Technology.......................  17.6%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.3%
              Energy.......................................   2.0%
              Financials...................................  19.6%
              Health Care..................................  11.4%
              Industrials..................................  20.1%
              Information Technology.......................  16.0%
              Materials....................................   5.1%
              Other........................................    --
              Telecommunication Services...................   1.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................  11.1%
              Energy.......................................   6.4%
              Financials...................................  23.0%
              Health Care..................................  10.5%
              Industrials..................................  13.2%
              Information Technology.......................   4.5%
              Materials....................................   8.5%
              Other........................................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.0%
              Financials...................................  20.7%
              Health Care..................................   6.5%
              Industrials..................................  17.2%
              Information Technology.......................   6.1%
              Materials....................................  11.1%
              Other........................................    --
              Telecommunication Services...................   3.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Consumer Staples.............................    --
              Financials...................................    --
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  74.9%
              Common Stocks................................  25.1%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  19.1%
              Consumer Staples.............................   4.5%
              Energy.......................................   4.8%
              Financials...................................  21.7%
              Health Care..................................   1.6%
              Industrials..................................  25.4%
              Information Technology.......................   5.0%
              Materials....................................  17.0%
              Other........................................    --
              Telecommunication Services...................   0.2%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.7%
              Financials...................................  21.9%
              Health Care..................................   4.9%
              Industrials..................................  19.1%
              Information Technology.......................   6.7%
              Materials....................................  12.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.1%
              Energy.......................................   5.5%
              Financials...................................  24.0%
              Health Care..................................   1.8%
              Industrials..................................  21.1%
              Information Technology.......................   6.6%
              Materials....................................  18.0%
              Other........................................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.3%
              Financials...................................  22.1%
              Health Care..................................   5.5%
              Industrials..................................  16.4%
              Information Technology.......................   8.3%
              Materials....................................  10.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   9.0%
              Energy.......................................   5.6%
              Financials...................................  23.6%
              Health Care..................................   4.0%
              Industrials..................................  10.7%
              Information Technology.......................  17.1%
              Materials....................................   9.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (39.7%)
CANADA -- (5.4%)
Ontario, Province of Canada
    1.000%, 07/22/16.............................  $4,000 $ 4,011,076
Quebec, Province of Canada
    5.125%, 11/14/16.............................   1,000   1,044,622
Royal Bank of Canada
    1.450%, 09/09/16.............................   1,000   1,007,051
    1.250%, 06/16/17.............................   2,000   2,001,738
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,452
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   3,900   3,960,333
Other Securities.................................             586,759
                                                          -----------
TOTAL CANADA.....................................          13,633,031
                                                          -----------

FRANCE -- (1.3%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,803,676
Other Securities.................................           1,491,423
                                                          -----------
TOTAL FRANCE.....................................           3,295,099
                                                          -----------

GERMANY -- (2.0%)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,018,370
                                                          -----------

IRELAND -- (0.4%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   1,052   1,051,793
                                                          -----------

JAPAN -- (0.6%)
Sumitomo Mitsui Banking Corp.
    2.650%, 01/12/17.............................   1,000   1,013,196
Other Securities.................................             543,212
                                                          -----------
TOTAL JAPAN......................................           1,556,408
                                                          -----------

NETHERLANDS -- (2.3%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000   5,020,500
Other Securities.................................             852,202
                                                          -----------
TOTAL NETHERLANDS................................           5,872,702
                                                          -----------

NORWAY -- (2.0%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000   5,009,215
                                                          -----------

SPAIN -- (0.2%)
Other Securities.................................             602,954
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.9%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000   4,039,616

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.250%, 10/14/16.............................  $5,000 $ 5,029,075
Other Securities.................................           1,003,084
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          10,071,775
                                                          -----------

SWITZERLAND -- (0.8%)
Credit Suisse New York
    1.375%, 05/26/17.............................   1,400   1,399,221
Other Securities.................................             697,726
                                                          -----------
TOTAL SWITZERLAND................................           2,096,947
                                                          -----------

UNITED KINGDOM -- (2.2%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................   1,000   1,034,871
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500   1,504,178
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,500   1,511,428
Other Securities.................................           1,515,110
                                                          -----------
TOTAL UNITED KINGDOM.............................           5,565,587
                                                          -----------

UNITED STATES -- (18.6%)
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200   1,197,996
Amgen, Inc.
    2.500%, 11/15/16.............................   1,535   1,558,637
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   1,000   1,036,869
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500   1,518,451
Bank of America Corp.
    3.625%, 03/17/16.............................   1,000   1,010,948
Baxter International, Inc.
    1.850%, 01/15/17.............................   1,000   1,007,972
Becton Dickinson and Co.
    1.450%, 05/15/17.............................   1,310   1,309,783
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492   1,561,184
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   1,500   1,519,785
eBay, Inc.
    1.350%, 07/15/17.............................   1,068   1,061,548
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000   1,003,411
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000   1,015,486
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000   1,086,558

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................  $1,000 $1,008,887
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,010,855
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,034,992
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,720,713
Morgan Stanley
    5.450%, 01/09/17.............................   1,000  1,047,606
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800  1,799,244
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,030,588
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100  1,155,331
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,192,068
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,010,960
Stryker Corp.
    2.000%, 09/30/16.............................   1,453  1,469,631
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000  5,053,960
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500  1,613,701

                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      3.676%, 06/15/16............................. $    1,500 $  1,527,963
Other Securities...................................               9,694,069
                                                               ------------
TOTAL UNITED STATES................................              47,259,196
                                                               ------------
TOTAL BONDS........................................             101,033,077
                                                               ------------

U.S. TREASURY OBLIGATIONS -- (40.1%)
U.S. Treasury Notes
      2.375%, 07/31/17.............................      1,000    1,029,206
#     0.875%, 08/15/17.............................     50,000   50,153,000
^^    1.875%, 08/31/17.............................     13,500   13,784,594
      0.625%, 09/30/17.............................     25,000   24,949,700
      0.875%, 10/15/17.............................     12,000   12,029,532
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................             101,946,032
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             202,979,109
                                                               ------------

                                                     Shares
                                                     ------         -

SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@  DFA Short Term Investment Fund...............  4,439,530   51,365,360
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $254,450,056)..............................             $254,344,469
                                                               ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3    Total
                                          -------- ------------ ------- ------------
Bonds
  Canada.................................       -- $ 13,633,031   --    $ 13,633,031
  France.................................       --    3,295,099   --       3,295,099
  Germany................................       --    5,018,370   --       5,018,370
  Ireland................................       --    1,051,793   --       1,051,793
  Japan..................................       --    1,556,408   --       1,556,408
  Netherlands............................       --    5,872,702   --       5,872,702
  Norway.................................       --    5,009,215   --       5,009,215
  Spain..................................       --      602,954   --         602,954
  Supranational Organization Obligations.       --   10,071,775   --      10,071,775
  Switzerland............................       --    2,096,947   --       2,096,947
  United Kingdom.........................       --    5,565,587   --       5,565,587
  United States..........................       --   47,259,196   --      47,259,196
U.S. Treasury Obligations................       --  101,946,032   --     101,946,032
Securities Lending Collateral............       --   51,365,360   --      51,365,360
Futures Contracts**...................... $795,204           --   --         795,204
                                          -------- ------------   --    ------------
TOTAL.................................... $795,204 $254,344,469   --    $255,139,673
                                          ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (95.0%)
  Consumer Discretionary -- (14.6%)
  *   Amazon.com, Inc...................  12,707 $  7,953,311            1.1%
      Comcast Corp. Class A.............  91,505    5,730,043            0.8%
      Home Depot, Inc. (The)............  44,256    5,471,812            0.8%
      McDonald's Corp...................  32,279    3,623,318            0.5%
      Starbucks Corp....................  50,273    3,145,582            0.5%
      Walt Disney Co. (The).............  50,925    5,792,209            0.8%
      Other Securities..................           75,360,107           10.8%
                                                 ------------           -----
  Total Consumer Discretionary..........          107,076,382           15.3%
                                                 ------------           -----
  Consumer Staples -- (8.1%)
      Altria Group, Inc.................  63,751    3,855,023            0.6%
      Coca-Cola Co. (The)............... 106,910    4,527,639            0.6%
      CVS Health Corp...................  40,694    4,019,753            0.6%
      PepsiCo, Inc......................  47,912    4,896,127            0.7%
      Philip Morris International, Inc..  39,911    3,528,132            0.5%
      Procter & Gamble Co. (The)........  74,745    5,709,023            0.8%
      Wal-Mart Stores, Inc..............  68,237    3,905,886            0.6%
      Other Securities..................           28,969,561            4.1%
                                                 ------------           -----
  Total Consumer Staples................           59,411,144            8.5%
                                                 ------------           -----
  Energy -- (6.8%)
      Chevron Corp......................  47,995    4,361,786            0.6%
      Exxon Mobil Corp.................. 128,717   10,650,045            1.5%
      Schlumberger, Ltd.................  48,966    3,827,183            0.6%
      Other Securities..................           30,920,762            4.4%
                                                 ------------           -----
  Total Energy..........................           49,759,776            7.1%
                                                 ------------           -----
  Financials -- (13.1%)
      Bank of America Corp.............. 270,195    4,533,872            0.7%
  *   Berkshire Hathaway, Inc. Class B..  49,224    6,695,448            1.0%
      Citigroup, Inc....................  70,186    3,731,790            0.5%
      JPMorgan Chase & Co...............  95,052    6,107,091            0.9%
      Wells Fargo & Co.................. 160,766    8,703,871            1.2%
      Other Securities..................           66,592,259            9.5%
                                                 ------------           -----
  Total Financials......................           96,364,331           13.8%
                                                 ------------           -----
  Health Care -- (12.7%)
      AbbVie, Inc.......................  56,560    3,368,148            0.5%
  *   Allergan P.L.C....................   9,312    2,872,473            0.4%
      Amgen, Inc........................  23,819    3,767,689            0.5%
  *   Celgene Corp......................  22,627    2,776,559            0.4%
      Gilead Sciences, Inc..............  50,553    5,466,296            0.8%
      Johnson & Johnson.................  90,207    9,113,613            1.3%
      Merck & Co., Inc..................  88,773    4,852,332            0.7%
      Pfizer, Inc....................... 200,860    6,793,085            1.0%
      UnitedHealth Group, Inc...........  35,225    4,148,801            0.6%
      Other Securities..................           49,778,963            7.1%
                                                 ------------           -----
  Total Health Care.....................           92,937,959           13.3%
                                                 ------------           -----
  Industrials -- (12.0%)
      3M Co.............................  21,546    3,387,247            0.5%
      Boeing Co. (The)..................  21,608    3,199,497            0.5%
      General Electric Co............... 256,969    7,431,543            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    26,682 $  2,755,717            0.4%
      Union Pacific Corp.................................    31,610    2,824,353            0.4%
      United Technologies Corp...........................    31,471    3,097,061            0.4%
      Other Securities...................................             65,365,399            9.3%
                                                                    ------------          ------
Total Industrials........................................             88,060,817           12.6%
                                                                    ------------          ------
Information Technology -- (18.9%)
*     Alphabet, Inc. Class A.............................     7,158    5,278,238            0.8%
*     Alphabet, Inc. Class C.............................     7,574    5,383,675            0.8%
      Apple, Inc.........................................   197,174   23,562,293            3.4%
      Cisco Systems, Inc.................................   152,962    4,412,954            0.6%
*     Facebook, Inc. Class A.............................    36,657    3,737,914            0.5%
      Intel Corp.........................................   193,793    6,561,831            0.9%
      International Business Machines Corp...............    31,142    4,362,371            0.6%
      MasterCard, Inc. Class A...........................    34,142    3,379,717            0.5%
      Microsoft Corp.....................................   235,212   12,381,560            1.8%
      Oracle Corp........................................   109,648    4,258,728            0.6%
      QUALCOMM, Inc......................................    48,551    2,884,900            0.4%
#     Visa, Inc. Class A.................................    50,398    3,909,877            0.6%
      Other Securities...................................             58,390,602            8.3%
                                                                    ------------          ------
Total Information Technology.............................            138,504,660           19.8%
                                                                    ------------          ------
Materials -- (3.8%)
      Other Securities...................................             27,799,583            4.0%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                291,933            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc..........................................   237,879    7,971,325            1.1%
      Verizon Communications, Inc........................   174,039    8,158,948            1.2%
      Other Securities...................................              2,757,499            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             18,887,772            2.7%
                                                                    ------------          ------
Utilities -- (2.4%)
      Other Securities...................................             17,396,237            2.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            696,490,594           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,344            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            696,497,938
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.   802,829      802,829            0.1%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 3,120,214   36,100,879            5.2%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $702,110,643)..................................             $733,401,646          104.9%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $107,076,382          --   --    $107,076,382
   Consumer Staples..............   59,411,144          --   --      59,411,144
   Energy........................   49,759,776          --   --      49,759,776
   Financials....................   96,364,331          --   --      96,364,331
   Health Care...................   92,937,959          --   --      92,937,959
   Industrials...................   88,060,817          --   --      88,060,817
   Information Technology........  138,504,660          --   --     138,504,660
   Materials.....................   27,799,583          --   --      27,799,583
   Real Estate Investment Trusts.      291,933          --   --         291,933
   Telecommunication Services....   18,887,772          --   --      18,887,772
   Utilities.....................   17,396,237          --   --      17,396,237
 Rights/Warrants.................           -- $     7,344   --           7,344
 Temporary Cash Investments......      802,829          --   --         802,829
 Securities Lending Collateral...           --  36,100,879   --      36,100,879
                                  ------------ -----------   --    ------------
 TOTAL........................... $697,293,423 $36,108,223   --    $733,401,646
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,873,345,924
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,374,011,829)............................ $15,873,345,924
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (84.4%)
Consumer Discretionary -- (11.4%)
#   GameStop Corp. Class A.............   639,789 $   29,475,079            0.4%
    Goodyear Tire & Rubber Co. (The)...   927,252     30,450,956            0.4%
    Lear Corp..........................   222,589     27,836,980            0.4%
    Penske Automotive Group, Inc.......   543,525     26,545,761            0.4%
    PulteGroup, Inc.................... 1,438,737     26,372,049            0.4%
    Other Securities...................              821,439,162           11.4%
                                                  --------------           -----
Total Consumer Discretionary...........              962,119,987           13.4%
                                                  --------------           -----
Consumer Staples -- (2.7%)
    Ingredion, Inc.....................   366,464     34,836,068            0.5%
    Pinnacle Foods, Inc................   701,837     30,936,975            0.4%
    Other Securities...................              163,112,144            2.3%
                                                  --------------           -----
Total Consumer Staples.................              228,885,187            3.2%
                                                  --------------           -----
Energy -- (6.8%)
#   Helmerich & Payne, Inc.............   630,865     35,498,774            0.5%
*   Newfield Exploration Co............   951,554     38,242,955            0.5%
    Other Securities...................              499,517,266            7.0%
                                                  --------------           -----
Total Energy...........................              573,258,995            8.0%
                                                  --------------           -----
Financials -- (23.9%)
*   Alleghany Corp.....................    61,024     30,284,380            0.4%
    American Financial Group, Inc......   537,365     38,792,379            0.6%
*   Arch Capital Group, Ltd............   346,297     25,934,182            0.4%
    Assurant, Inc......................   516,790     42,133,889            0.6%
    Assured Guaranty, Ltd..............   947,120     25,988,973            0.4%
    Axis Capital Holdings, Ltd.........   606,646     32,758,884            0.5%
    Endurance Specialty Holdings, Ltd..   403,852     25,495,177            0.4%
#   Investors Bancorp, Inc............. 2,118,700     26,504,937            0.4%
    Legg Mason, Inc....................   787,895     35,258,301            0.5%
#   New York Community Bancorp, Inc.... 1,823,148     30,118,405            0.4%
    Old Republic International Corp.... 1,584,645     28,586,996            0.4%
#   PacWest Bancorp....................   625,912     28,191,076            0.4%
    PartnerRe, Ltd.....................   321,083     44,630,537            0.6%
#   People's United Financial, Inc..... 1,913,584     30,521,665            0.4%
    Reinsurance Group of America, Inc..   405,482     36,590,696            0.5%
    RenaissanceRe Holdings, Ltd........   285,827     31,335,214            0.4%
#   WR Berkley Corp....................   609,332     34,019,006            0.5%
#   Zions Bancorporation............... 1,252,188     36,025,449            0.5%
    Other Securities...................            1,432,025,626           19.8%
                                                  --------------           -----
Total Financials.......................            2,015,195,772           28.1%
                                                  --------------           -----
Health Care -- (4.8%)
    Other Securities...................              403,093,740            5.6%
                                                  --------------           -----
Industrials -- (16.5%)
#   ADT Corp. (The).................... 1,020,657     33,722,507            0.5%
#*  AECOM..............................   889,709     26,219,724            0.4%
#   AGCO Corp..........................   530,772     25,684,057            0.4%
    Alaska Air Group, Inc..............   329,109     25,094,561            0.4%
    AMERCO.............................    80,841     32,846,507            0.5%
#*  Avis Budget Group, Inc.............   665,365     33,228,328            0.5%
#   Chicago Bridge & Iron Co. NV.......   629,690     28,254,190            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                            Shares        Value+     of Net Assets**
                                                            ------        ------     ---------------
Industrials -- (Continued)
*     Jacobs Engineering Group, Inc......................     759,998 $   30,506,320            0.4%
*     JetBlue Airways Corp...............................   1,634,709     40,606,172            0.6%
      Owens Corning......................................     721,732     32,860,458            0.5%
#     Trinity Industries, Inc............................   1,101,344     29,813,382            0.4%
      Waste Connections, Inc.............................     622,785     33,929,327            0.5%
      Other Securities...................................              1,022,602,929           14.0%
                                                                      --------------          ------
Total Industrials........................................              1,395,368,462           19.5%
                                                                      --------------          ------
Information Technology -- (10.9%)
#*    ARRIS Group, Inc...................................     886,133     25,042,119            0.4%
*     Arrow Electronics, Inc.............................     563,822     31,004,572            0.4%
      Avnet, Inc.........................................     768,644     34,919,497            0.5%
#*    First Solar, Inc...................................     693,745     39,592,027            0.6%
      Ingram Micro, Inc. Class A.........................     936,279     27,882,389            0.4%
      Other Securities...................................                761,898,741           10.6%
                                                                      --------------          ------
Total Information Technology.............................                920,339,345           12.9%
                                                                      --------------          ------
Materials -- (5.4%)
      Airgas, Inc........................................     355,996     34,232,575            0.5%
      Bemis Co., Inc.....................................     564,312     25,834,203            0.4%
      Reliance Steel & Aluminum Co.......................     451,082     27,046,877            0.4%
      Steel Dynamics, Inc................................   1,485,950     27,445,496            0.4%
      Other Securities...................................                339,817,122            4.7%
                                                                      --------------          ------
Total Materials..........................................                454,376,273            6.4%
                                                                      --------------          ------
Other -- (0.0%)
      Other Securities...................................                         --            0.0%
                                                                      --------------          ------
Telecommunication Services -- (1.0%)
#     Frontier Communications Corp.......................   5,021,391     25,809,950            0.4%
      Other Securities...................................                 62,715,207            0.8%
                                                                      --------------          ------
Total Telecommunication Services.........................                 88,525,157            1.2%
                                                                      --------------          ------
Utilities -- (1.0%)
      UGI Corp...........................................   1,021,803     37,469,516            0.5%
      Other Securities...................................                 42,758,323            0.6%
                                                                      --------------          ------
Total Utilities..........................................                 80,227,839            1.1%
                                                                      --------------          ------
TOTAL COMMON STOCKS......................................              7,121,390,757           99.4%
                                                                      --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    612,821            0.0%
                                                                      --------------          ------
TOTAL INVESTMENT SECURITIES..............................              7,122,003,578
                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%.  40,737,703     40,737,703            0.6%
                                                                      --------------          ------

SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 110,192,574  1,274,928,076           17.8%
                                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,514,657,975)................................               $8,437,669,357          117.8%
                                                                      ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  962,119,987             --   --    $  962,119,987
  Consumer Staples............    228,885,187             --   --       228,885,187
  Energy......................    573,258,995             --   --       573,258,995
  Financials..................  2,015,159,148 $       36,624   --     2,015,195,772
  Health Care.................    403,055,885         37,855   --       403,093,740
  Industrials.................  1,395,368,181            281   --     1,395,368,462
  Information Technology......    920,339,345             --   --       920,339,345
  Materials...................    454,376,273             --   --       454,376,273
  Other.......................             --             --   --                --
  Telecommunication Services..     88,525,157             --   --        88,525,157
  Utilities...................     80,227,839             --   --        80,227,839
Rights/Warrants...............             --        612,821   --           612,821
Temporary Cash Investments....     40,737,703             --   --        40,737,703
Securities Lending Collateral.             --  1,274,928,076   --     1,274,928,076
                               -------------- --------------   --    --------------
TOTAL......................... $7,162,053,700 $1,275,615,657   --    $8,437,669,357
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (13.6%)
#*  Ascena Retail Group, Inc.................... 4,280,777 $   57,019,950            0.5%
#*  CalAtlantic Group, Inc...................... 1,421,260     54,135,793            0.5%
#   Group 1 Automotive, Inc.....................   849,486     73,862,808            0.6%
#*  Helen of Troy, Ltd..........................   837,062     83,044,921            0.7%
#   Scholastic Corp............................. 1,404,546     57,403,795            0.5%
*   Skechers U.S.A., Inc. Class A............... 1,976,565     61,668,828            0.5%
#   Wendy's Co. (The)........................... 7,117,556     65,196,813            0.6%
    Other Securities............................            1,348,328,227           11.5%
                                                           --------------          ------
Total Consumer Discretionary....................            1,800,661,135           15.4%
                                                           --------------          ------
Consumer Staples -- (3.4%)
#   Fresh Del Monte Produce, Inc................ 1,819,097     83,005,396            0.7%
#*  Post Holdings, Inc.......................... 1,122,617     72,150,594            0.6%
*   Seaboard Corp...............................    18,550     62,476,400            0.5%
    Other Securities............................              234,179,162            2.1%
                                                           --------------          ------
Total Consumer Staples..........................              451,811,552            3.9%
                                                           --------------          ------
Energy -- (7.1%)
    Delek US Holdings, Inc...................... 2,325,893     63,264,289            0.5%
    Exterran Holdings, Inc...................... 2,471,443     53,729,171            0.5%
#   PBF Energy, Inc. Class A.................... 1,699,824     57,794,016            0.5%
#*  PDC Energy, Inc............................. 1,473,735     88,925,170            0.8%
    Rowan Cos. P.L.C. Class A................... 3,090,873     60,828,381            0.5%
    Other Securities............................              620,258,968            5.3%
                                                           --------------          ------
Total Energy....................................              944,799,995            8.1%
                                                           --------------          ------
Financials -- (23.3%)
#   American Equity Investment Life Holding Co.. 2,474,561     63,546,727            0.6%
    Argo Group International Holdings, Ltd...... 1,118,731     69,943,062            0.6%
    Aspen Insurance Holdings, Ltd............... 1,626,064     79,042,971            0.7%
#   CNO Financial Group, Inc.................... 7,395,813    142,073,568            1.2%
    Endurance Specialty Holdings, Ltd........... 2,323,417    146,677,315            1.3%
#   First American Financial Corp............... 1,900,916     72,481,927            0.6%
    Fulton Financial Corp....................... 4,402,963     59,087,763            0.5%
#   Hanover Insurance Group, Inc. (The)......... 1,233,815    103,948,914            0.9%
#   Kemper Corp................................. 1,728,535     61,743,270            0.5%
#   MB Financial, Inc........................... 1,742,751     56,186,292            0.5%
#   Selective Insurance Group, Inc.............. 1,864,419     68,032,649            0.6%
    StanCorp Financial Group, Inc...............   882,554    101,246,595            0.9%
    Symetra Financial Corp...................... 1,946,825     61,772,757            0.5%
#   Umpqua Holdings Corp........................ 3,311,477     55,301,666            0.5%
#   Washington Federal, Inc..................... 2,892,699     72,143,913            0.6%
    Webster Financial Corp...................... 2,630,438     97,589,250            0.8%
#   Wintrust Financial Corp..................... 1,522,319     76,861,886            0.7%
    Other Securities............................            1,711,701,886           14.5%
                                                           --------------          ------
Total Financials................................            3,099,382,411           26.5%
                                                           --------------          ------
Health Care -- (5.4%)
#*  Amsurg Corp.................................   949,461     66,547,722            0.6%
*   LifePoint Hospitals, Inc.................... 1,734,382    119,464,232            1.0%
*   Prestige Brands Holdings, Inc............... 1,189,677     58,306,070            0.5%
    Other Securities............................              466,521,087            4.0%
                                                           --------------          ------
Total Health Care...............................              710,839,111            6.1%
                                                           --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (15.7%)
      AMERCO.............................................     338,858 $   137,681,394            1.2%
*     Esterline Technologies Corp........................   1,070,646      82,493,274            0.7%
#     GATX Corp..........................................   1,760,198      82,201,247            0.7%
#*    JetBlue Airways Corp...............................   3,256,949      80,902,613            0.7%
      Other Securities...................................               1,699,786,531           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,083,065,059           17.8%
                                                                      ---------------          ------
Information Technology -- (12.4%)
*     CACI International, Inc. Class A...................     858,360      83,295,254            0.7%
#     Convergys Corp.....................................   3,901,476     100,150,889            0.9%
#*    Fairchild Semiconductor International, Inc.........   4,389,401      73,215,209            0.6%
#     MKS Instruments, Inc...............................   1,702,868      60,009,068            0.5%
#*    Sanmina Corp.......................................   2,983,940      61,678,040            0.5%
#     SYNNEX Corp........................................   1,422,467     125,802,981            1.1%
*     Tech Data Corp.....................................   1,282,420      93,347,352            0.8%
#     Vishay Intertechnology, Inc........................   5,014,564      53,154,378            0.5%
      Other Securities...................................                 996,922,603            8.5%
                                                                      ---------------          ------
Total Information Technology.............................               1,647,575,774           14.1%
                                                                      ---------------          ------
Materials -- (4.7%)
#     Commercial Metals Co...............................   4,284,225      61,564,313            0.5%
      Domtar Corp........................................   1,320,496      54,457,255            0.5%
#*    Louisiana-Pacific Corp.............................   3,892,193      68,736,128            0.6%
      Other Securities...................................                 442,029,237            3.8%
                                                                      ---------------          ------
Total Materials..........................................                 626,786,933            5.4%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                  88,983,200            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   9,819,295            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              11,463,724,465           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   1,849,429            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              11,465,573,894
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.140%. 148,686,557     148,686,557            1.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 143,725,502   1,662,904,060           14.2%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,025,029,544)...............................               $13,277,164,511          113.7%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,800,661,135             --   --    $ 1,800,661,135
  Consumer Staples............     451,811,552             --   --        451,811,552
  Energy......................     944,799,995             --   --        944,799,995
  Financials..................   3,099,328,547 $       53,864   --      3,099,382,411
  Health Care.................     710,839,111             --   --        710,839,111
  Industrials.................   2,083,065,059             --   --      2,083,065,059
  Information Technology......   1,647,575,774             --   --      1,647,575,774
  Materials...................     626,786,933             --   --        626,786,933
  Other.......................              --             --   --                 --
  Telecommunication Services..      88,983,200             --   --         88,983,200
  Utilities...................       9,819,295             --   --          9,819,295
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              --      1,849,429   --          1,849,429
Temporary Cash Investments....     148,686,557             --   --        148,686,557
Securities Lending Collateral.              --  1,662,904,060   --      1,662,904,060
                               --------------- --------------   --    ---------------
TOTAL......................... $11,612,357,158 $1,664,807,353   --    $13,277,164,511
                               =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (14.4%)
*   Amazon.com, Inc...................   185,319 $  115,991,162            0.9%
    Comcast Corp. Class A............. 1,402,855     87,846,780            0.7%
    Home Depot, Inc. (The)............   717,518     88,713,926            0.7%
    McDonald's Corp...................   526,276     59,074,481            0.5%
    NIKE, Inc. Class B................   311,743     40,847,685            0.3%
    Starbucks Corp....................   829,291     51,888,738            0.4%
    Walt Disney Co. (The).............   591,378     67,263,334            0.5%
    Other Securities..................            1,604,211,415           11.9%
                                                 --------------          ------
Total Consumer Discretionary..........            2,115,837,521           15.9%
                                                 --------------          ------

Consumer Staples -- (7.2%)
    Altria Group, Inc................. 1,049,321     63,452,441            0.5%
    Coca-Cola Co. (The)............... 1,870,428     79,212,626            0.6%
    CVS Health Corp...................   545,264     53,861,178            0.4%
    PepsiCo, Inc......................   797,948     81,542,306            0.6%
    Philip Morris International, Inc..   582,594     51,501,310            0.4%
    Procter & Gamble Co. (The)........ 1,064,717     81,323,084            0.6%
    Wal-Mart Stores, Inc..............   806,258     46,150,208            0.4%
    Other Securities..................              596,028,283            4.4%
                                                 --------------          ------
Total Consumer Staples................            1,053,071,436            7.9%
                                                 --------------          ------

Energy -- (6.2%)
    Chevron Corp......................   884,205     80,356,550            0.6%
    Exxon Mobil Corp.................. 2,226,473    184,218,376            1.4%
    Schlumberger, Ltd.................   665,751     52,035,098            0.4%
    Other Securities..................              600,168,919            4.5%
                                                 --------------          ------
Total Energy..........................              916,778,943            6.9%
                                                 --------------          ------

Financials -- (13.4%)
    Bank of America Corp.............. 4,566,691     76,629,075            0.6%
*   Berkshire Hathaway, Inc. Class B..   727,714     98,983,658            0.8%
    Citigroup, Inc.................... 1,319,290     70,146,649            0.5%
    JPMorgan Chase & Co............... 1,744,344    112,074,102            0.9%
    Wells Fargo & Co.................. 2,269,132    122,850,807            0.9%
    Other Securities..................            1,496,349,281           11.2%
                                                 --------------          ------
Total Financials......................            1,977,033,572           14.9%
                                                 --------------          ------

Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     54,464,787            0.4%
*   Allergan P.L.C....................   169,634     52,327,000            0.4%
    Amgen, Inc........................   282,180     44,635,232            0.3%
*   Celgene Corp......................   357,154     43,826,367            0.3%
    Gilead Sciences, Inc..............   785,450     84,930,708            0.7%
    Johnson & Johnson................. 1,140,308    115,205,317            0.9%
    Merck & Co., Inc.................. 1,168,919     63,893,113            0.5%
    Pfizer, Inc....................... 2,477,159     83,777,517            0.6%
    UnitedHealth Group, Inc...........   443,486     52,233,781            0.4%
    Other Securities..................              962,924,785            7.2%
                                                 --------------          ------
Total Health Care.....................            1,558,218,607           11.7%
                                                 --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
Industrials -- (12.1%)
    3M Co.................................   353,746 $    55,612,409            0.4%
    Boeing Co. (The)......................   357,858      52,988,034            0.4%
    General Electric Co................... 3,491,085     100,962,178            0.8%
    Union Pacific Corp....................   439,218      39,244,128            0.3%
#   United Parcel Service, Inc. Class B...   384,869      39,649,204            0.3%
    United Technologies Corp..............   383,146      37,705,398            0.3%
    Other Securities......................             1,449,457,139           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,775,618,490           13.4%
                                                     ---------------          ------

Information Technology -- (17.2%)
*   Alphabet, Inc. Class A................    80,837      59,608,395            0.5%
*   Alphabet, Inc. Class C................    87,094      61,907,286            0.5%
    Apple, Inc............................ 3,282,933     392,310,493            3.0%
    Cisco Systems, Inc.................... 2,001,733      57,749,997            0.4%
*   Facebook, Inc. Class A................   652,044      66,488,927            0.5%
    Intel Corp............................ 3,068,329     103,893,620            0.8%
    International Business Machines Corp..   512,237      71,754,159            0.6%
    MasterCard, Inc. Class A..............   549,236      54,368,872            0.4%
    Microsoft Corp........................ 3,634,247     191,306,762            1.5%
    Oracle Corp........................... 1,433,762      55,687,316            0.4%
#   Visa, Inc. Class A....................   737,983      57,252,721            0.4%
    Other Securities......................             1,358,453,023           10.1%
                                                     ---------------          ------
Total Information Technology..............             2,530,781,571           19.1%
                                                     ---------------          ------

Materials -- (4.0%)
    Other Securities......................               586,061,926            4.4%
                                                     ---------------          ------

Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 7,260,308            0.1%
                                                     ---------------          ------

Telecommunication Services -- (2.0%)
    AT&T, Inc............................. 3,409,800     114,262,398            0.9%
    Verizon Communications, Inc........... 2,337,506     109,582,281            0.8%
    Other Securities......................                69,010,521            0.5%
                                                     ---------------          ------
Total Telecommunication Services..........               292,855,200            2.2%
                                                     ---------------          ------

Utilities -- (2.7%)
    Other Securities......................               403,531,549            3.0%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,217,049,123           99.5%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   387,936            0.0%
                                                     ---------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       539            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES...............            13,217,437,598
                                                     ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,709,717 $    45,709,717            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 125,445,707   1,451,406,834           11.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,437,799,229)...............................               $14,714,554,149          110.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,115,837,521             --   --    $ 2,115,837,521
  Consumer Staples..............   1,053,071,436             --   --      1,053,071,436
  Energy........................     916,778,943             --   --        916,778,943
  Financials....................   1,976,993,501 $       40,071   --      1,977,033,572
  Health Care...................   1,558,216,752          1,855   --      1,558,218,607
  Industrials...................   1,775,616,574          1,916   --      1,775,618,490
  Information Technology........   2,530,781,571             --   --      2,530,781,571
  Materials.....................     586,061,926             --   --        586,061,926
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       7,260,308             --   --          7,260,308
  Telecommunication Services....     292,855,200             --   --        292,855,200
  Utilities.....................     403,531,549             --   --        403,531,549
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        387,936   --            387,936
Bonds
  Financials....................              --            539   --                539
Temporary Cash Investments......      45,709,717             --   --         45,709,717
Securities Lending Collateral...              --  1,451,406,834   --      1,451,406,834
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,262,714,998 $1,451,839,151   --    $14,714,554,149
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.7%)
*   Amazon.com, Inc....................    71,698 $   44,875,778            0.3%
    Comcast Corp. Class A.............. 2,107,315    131,960,065            0.9%
    Ford Motor Co...................... 3,584,736     53,089,940            0.4%
    Time Warner Cable, Inc.............   205,377     38,898,404            0.3%
    Time Warner, Inc...................   853,224     64,281,896            0.4%
    Walt Disney Co. (The)..............   788,924     89,732,216            0.6%
    Other Securities...................            1,890,382,412           12.3%
                                                  --------------          ------
Total Consumer Discretionary...........            2,313,220,711           15.2%
                                                  --------------          ------
Consumer Staples -- (6.0%)
    Coca-Cola Co. (The)................ 1,031,040     43,664,544            0.3%
    CVS Health Corp....................   785,024     77,544,671            0.5%
    PepsiCo, Inc.......................   441,915     45,159,294            0.3%
    Procter & Gamble Co. (The)......... 1,622,423    123,920,669            0.8%
    Wal-Mart Stores, Inc...............   979,771     56,082,092            0.4%
    Walgreens Boots Alliance, Inc......   469,206     39,732,364            0.3%
    Other Securities...................              623,157,057            4.0%
                                                  --------------          ------
Total Consumer Staples.................            1,009,260,691            6.6%
                                                  --------------          ------
Energy -- (7.9%)
    Chevron Corp....................... 1,126,532    102,379,228            0.7%
    ConocoPhillips.....................   950,468     50,707,468            0.3%
    EOG Resources, Inc.................   548,973     47,129,332            0.3%
    Exxon Mobil Corp................... 3,402,966    281,561,407            1.9%
    Schlumberger, Ltd.................. 1,027,329     80,296,035            0.5%
    Other Securities...................              770,247,405            5.1%
                                                  --------------          ------
Total Energy...........................            1,332,320,875            8.8%
                                                  --------------          ------
Financials -- (15.4%)
    American International Group, Inc..   609,355     38,425,926            0.3%
    Bank of America Corp............... 4,315,189     72,408,871            0.5%
*   Berkshire Hathaway, Inc. Class B...   374,001     50,871,616            0.3%
    Citigroup, Inc..................... 1,299,154     69,076,018            0.5%
    Goldman Sachs Group, Inc. (The)....   231,219     43,353,562            0.3%
    JPMorgan Chase & Co................ 2,373,509    152,497,953            1.0%
    U.S. Bancorp....................... 1,034,111     43,618,802            0.3%
    Wells Fargo & Co................... 3,038,209    164,488,635            1.1%
    Other Securities...................            1,966,782,635           12.8%
                                                  --------------          ------
Total Financials.......................            2,601,524,018           17.1%
                                                  --------------          ------
Health Care -- (9.7%)
*   Allergan P.L.C.....................   178,521     55,068,373            0.4%
    Amgen, Inc.........................   233,507     36,936,137            0.3%
    Johnson & Johnson.................. 1,171,060    118,312,192            0.8%
    Medtronic P.L.C....................   543,561     40,180,029            0.3%
    Merck & Co., Inc................... 1,166,009     63,734,052            0.4%
    Pfizer, Inc........................ 3,836,794    129,760,373            0.9%
    UnitedHealth Group, Inc............   576,403     67,888,745            0.5%
    Other Securities...................            1,123,043,021            7.2%
                                                  --------------          ------
Total Health Care......................            1,634,922,922           10.8%
                                                  --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
  Industrials -- (12.8%)
  #       Caterpillar, Inc................   543,284 $    39,654,299            0.3%
          FedEx Corp......................   251,048      39,176,040            0.3%
          General Electric Co............. 5,455,103     157,761,579            1.1%
          Union Pacific Corp..............   689,803      61,633,898            0.4%
          United Technologies Corp........   390,096      38,389,347            0.3%
          Other Securities................             1,839,299,647           11.9%
                                                     ---------------          ------
  Total Industrials.......................             2,175,914,810           14.3%
                                                     ---------------          ------
  Information Technology -- (15.6%)
  *       Alphabet, Inc. Class A..........    81,193      59,870,906            0.4%
  *       Alphabet, Inc. Class C..........    86,171      61,251,209            0.4%
          Apple, Inc...................... 2,232,888     266,830,116            1.8%
          Cisco Systems, Inc.............. 3,101,253      89,471,149            0.6%
          HP, Inc......................... 1,807,285      48,724,404            0.3%
          Intel Corp...................... 4,523,596     153,168,961            1.0%
          Microsoft Corp.................. 3,539,615     186,325,334            1.2%
          Oracle Corp..................... 1,315,382      51,089,437            0.3%
          QUALCOMM, Inc...................   821,925      48,838,783            0.3%
  #       Visa, Inc. Class A..............   547,188      42,450,845            0.3%
          Other Securities................             1,632,006,204           10.8%
                                                     ---------------          ------
  Total Information Technology............             2,640,027,348           17.4%
                                                     ---------------          ------
  Materials -- (4.2%)
          Dow Chemical Co. (The)..........   878,752      45,405,116            0.3%
          Other Securities................               674,820,964            4.4%
                                                     ---------------          ------
  Total Materials.........................               720,226,080            4.7%
                                                     ---------------          ------
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------
  Real Estate Investment Trusts -- (0.1%)
          Other Securities................                10,341,182            0.1%
                                                     ---------------          ------
  Telecommunication Services -- (2.2%)
          AT&T, Inc....................... 5,088,201     170,505,615            1.1%
          Verizon Communications, Inc..... 2,326,885     109,084,369            0.7%
          Other Securities................               101,301,014            0.7%
                                                     ---------------          ------
  Total Telecommunication Services........               380,890,998            2.5%
                                                     ---------------          ------
  Utilities -- (1.9%)
          Other Securities................               331,906,323            2.2%
                                                     ---------------          ------
  TOTAL COMMON STOCKS.....................            15,150,555,958           99.7%
                                                     ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
          Other Securities................                   568,149            0.0%
                                                     ---------------          ------

  BONDS -- (0.0%)
  Financials -- (0.0%)
          Other Securities................                     1,258            0.0%
                                                     ---------------          ------
  TOTAL INVESTMENT SECURITIES.............            15,151,125,365
                                                     ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,061,143 $    45,061,143            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..................... 149,053,678   1,724,551,050           11.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,870,772,552)...............................               $16,920,737,558          111.3%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,313,220,711             --   --    $ 2,313,220,711
  Consumer Staples..............   1,009,260,691             --   --      1,009,260,691
  Energy........................   1,332,320,875             --   --      1,332,320,875
  Financials....................   2,601,396,806 $      127,212   --      2,601,524,018
  Health Care...................   1,634,905,790         17,132   --      1,634,922,922
  Industrials...................   2,175,914,348            462   --      2,175,914,810
  Information Technology........   2,640,027,348             --   --      2,640,027,348
  Materials.....................     720,226,080             --   --        720,226,080
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.      10,341,182             --   --         10,341,182
  Telecommunication Services....     380,890,998             --   --        380,890,998
  Utilities.....................     331,906,323             --   --        331,906,323
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        568,149   --            568,149
Bonds
  Financials....................              --          1,258   --              1,258
Temporary Cash Investments......      45,061,143             --   --         45,061,143
Securities Lending Collateral...              --  1,724,551,050   --      1,724,551,050
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,195,472,295 $1,725,265,263   --    $16,920,737,558
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (85.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A..............   404,565 $ 25,333,860            0.7%
     General Motors Co..................   301,169   10,513,810            0.3%
     Time Warner, Inc...................    94,912    7,150,670            0.2%
     Walt Disney Co. (The)..............   118,253   13,450,096            0.4%
     Other Securities...................            478,413,402           13.0%
                                                   ------------          ------
 Total Consumer Discretionary...........            534,861,838           14.6%
                                                   ------------          ------
 Consumer Staples -- (3.8%)
     CVS Health Corp....................    82,604    8,159,623            0.2%
     Procter & Gamble Co. (The).........   117,650    8,986,107            0.3%
     Other Securities...................            144,049,353            3.9%
                                                   ------------          ------
 Total Consumer Staples.................            161,195,083            4.4%
                                                   ------------          ------
 Energy -- (7.7%)
     Chevron Corp.......................   304,598   27,681,866            0.8%
     ConocoPhillips.....................   216,945   11,574,016            0.3%
     Exxon Mobil Corp...................   620,257   51,320,064            1.4%
     Schlumberger, Ltd..................    96,425    7,536,578            0.2%
     Valero Energy Corp.................   121,946    8,038,680            0.2%
     Other Securities...................            219,015,611            6.0%
                                                   ------------          ------
 Total Energy...........................            325,166,815            8.9%
                                                   ------------          ------
 Financials -- (21.4%)
     American Financial Group, Inc......   113,571    8,198,690            0.2%
     American International Group, Inc..   128,798    8,122,002            0.2%
     Assurant, Inc......................    86,200    7,027,886            0.2%
     Bank of America Corp............... 1,204,998   20,219,866            0.6%
     Citigroup, Inc.....................   374,753   19,925,617            0.6%
     Fifth Third Bancorp................   447,989    8,534,190            0.2%
     Goldman Sachs Group, Inc. (The)....    52,050    9,759,375            0.3%
     JPMorgan Chase & Co................   464,013   29,812,835            0.8%
 #   M&T Bank Corp......................    57,265    6,863,210            0.2%
 *   Markel Corp........................     7,917    6,871,956            0.2%
     PartnerRe, Ltd.....................    50,223    6,980,997            0.2%
     Principal Financial Group, Inc.....   157,281    7,889,215            0.2%
     RenaissanceRe Holdings, Ltd........    64,238    7,042,412            0.2%
     StanCorp Financial Group, Inc......    68,384    7,845,012            0.2%
     Travelers Cos., Inc. (The).........    66,684    7,527,957            0.2%
     Wells Fargo & Co...................   625,091   33,842,427            0.9%
     Other Securities...................            711,139,101           19.5%
                                                   ------------          ------
 Total Financials.......................            907,602,748           24.9%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459   11,863,448            0.3%
     Anthem, Inc........................    51,031    7,100,964            0.2%
     Johnson & Johnson..................    90,854    9,178,980            0.3%
     Merck & Co., Inc...................   149,737    8,184,624            0.2%
     Pfizer, Inc........................   459,005   15,523,549            0.4%
     UnitedHealth Group, Inc............    73,435    8,649,174            0.3%
     Other Securities...................            242,053,193            6.6%
                                                   ------------          ------
 Total Health Care......................            302,553,932            8.3%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.2%)
#     ADT Corp. (The)....................................    221,287 $    7,311,322            0.2%
      AMERCO.............................................     19,095      7,758,489            0.2%
#     Chicago Bridge & Iron Co. NV.......................    178,027      7,988,071            0.2%
      General Electric Co................................    721,688     20,871,217            0.6%
*     JetBlue Airways Corp...............................    413,533     10,272,160            0.3%
      Southwest Airlines Co..............................    156,279      7,234,155            0.2%
      Union Pacific Corp.................................     83,333      7,445,804            0.2%
      Other Securities...................................               489,572,096           13.4%
                                                                     --------------          ------
Total Industrials........................................               558,453,314           15.3%
                                                                     --------------          ------
Information Technology -- (12.2%)
#     Activision Blizzard, Inc...........................    213,323      7,415,107            0.2%
      Apple, Inc.........................................    308,343     36,846,988            1.0%
      Cisco Systems, Inc.................................    334,255      9,643,257            0.3%
      HP, Inc............................................    268,806      7,247,010            0.2%
      Intel Corp.........................................    534,019     18,081,883            0.5%
      Microsoft Corp.....................................    278,222     14,645,606            0.4%
#     Visa, Inc. Class A.................................    116,012      9,000,211            0.3%
      Other Securities...................................               413,911,357           11.3%
                                                                     --------------          ------
Total Information Technology.............................               516,791,419           14.2%
                                                                     --------------          ------
Materials -- (4.5%)
      Other Securities...................................               192,524,787            5.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,534,174            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................  1,013,858     33,974,382            0.9%
      Verizon Communications, Inc........................    259,639     12,171,876            0.3%
      Other Securities...................................                36,213,795            1.1%
                                                                     --------------          ------
Total Telecommunication Services.........................                82,360,053            2.3%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    221,969      8,139,603            0.2%
      Other Securities...................................                37,586,237            1.0%
                                                                     --------------          ------
Total Utilities..........................................                45,725,840            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,628,770,003           99.4%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,655            0.0%
                                                                     --------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities...................................                       277            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,628,980,935
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.140%. 29,018,998     29,018,998            0.8%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 50,303,831    582,015,322           15.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,308,133,308)................................              $4,240,015,255          116.1%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  534,861,838           --   --    $  534,861,838
  Consumer Staples..............    161,195,083           --   --       161,195,083
  Energy........................    325,166,815           --   --       325,166,815
  Financials....................    907,500,833 $    101,915   --       907,602,748
  Health Care...................    302,528,793       25,139   --       302,553,932
  Industrials...................    558,452,686          628   --       558,453,314
  Information Technology........    516,791,419           --   --       516,791,419
  Materials.....................    192,524,787           --   --       192,524,787
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,534,174           --   --         1,534,174
  Telecommunication Services....     82,360,053           --   --        82,360,053
  Utilities.....................     45,725,840           --   --        45,725,840
Rights/Warrants.................             --      210,655   --           210,655
Bonds
  Financials....................             --          277   --               277
Temporary Cash Investments......     29,018,998           --   --        29,018,998
Securities Lending Collateral...             --  582,015,322   --       582,015,322
                                 -------------- ------------   --    --------------
TOTAL........................... $3,657,661,319 $582,353,936   --    $4,240,015,255
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                    Percentage
                                           Shaes       Value+     of Net Assets**
                                           -----       ------     ---------------
COMMON STOCKS -- (82.4%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc...... 1,631,159 $   24,924,110            0.2%
#*  Buffalo Wild Wings, Inc.............   161,348     24,891,156            0.2%
*   Helen of Troy, Ltd..................   248,906     24,693,964            0.2%
    Jack in the Box, Inc................   335,227     24,984,468            0.2%
#   Lithia Motors, Inc. Class A.........   209,723     24,619,383            0.2%
*   Office Depot, Inc................... 3,790,696     28,885,104            0.3%
#   Papa John's International, Inc......   358,678     25,168,435            0.2%
    Pool Corp...........................   361,310     29,461,217            0.3%
    Thor Industries, Inc................   469,312     25,380,393            0.2%
    Vail Resorts, Inc...................   229,928     26,250,880            0.3%
    Other Securities....................            1,630,268,440           15.5%
                                                   --------------           -----
Total Consumer Discretionary............            1,889,527,550           17.8%
                                                   --------------           -----
Consumer Staples -- (3.6%)
    Lancaster Colony Corp...............   234,026     26,613,437            0.3%
#*  Post Holdings, Inc..................   424,561     27,286,535            0.3%
    Other Securities....................              406,135,987            3.7%
                                                   --------------           -----
Total Consumer Staples..................              460,035,959            4.3%
                                                   --------------           -----
Energy -- (2.6%)
#   PBF Energy, Inc. Class A............   755,325     25,681,050            0.3%
    Other Securities....................              306,272,899            2.8%
                                                   --------------           -----
Total Energy............................              331,953,949            3.1%
                                                   --------------           -----
Financials -- (16.7%)
    Aspen Insurance Holdings, Ltd.......   528,040     25,668,024            0.3%
#   Bank of Hawaii Corp.................   377,255     24,702,657            0.2%
#   Bank of the Ozarks, Inc.............   615,807     30,802,666            0.3%
#   Endurance Specialty Holdings, Ltd...   469,806     29,658,853            0.3%
    Hanover Insurance Group, Inc. (The).   334,899     28,215,241            0.3%
    MarketAxess Holdings, Inc...........   284,264     28,798,786            0.3%
#   PrivateBancorp, Inc.................   651,243     27,241,495            0.3%
    StanCorp Financial Group, Inc.......   309,704     35,529,243            0.3%
    Symetra Financial Corp..............   825,630     26,197,240            0.3%
*   Western Alliance Bancorp............   736,332     26,323,869            0.3%
    Other Securities....................            1,850,853,544           17.2%
                                                   --------------           -----
Total Financials........................            2,133,991,618           20.1%
                                                   --------------           -----
Health Care -- (7.9%)
#*  Amsurg Corp.........................   360,280     25,252,025            0.2%
*   Health Net, Inc.....................   483,608     31,076,650            0.3%
    Hill-Rom Holdings, Inc..............   487,678     25,695,754            0.3%
    Other Securities....................              935,807,066            8.8%
                                                   --------------           -----
Total Health Care.......................            1,017,831,495            9.6%
                                                   --------------           -----
Industrials -- (14.0%)
#   Allegiant Travel Co.................   139,363     27,517,224            0.3%
    AMERCO..............................    72,702     29,539,550            0.3%
#   Deluxe Corp.........................   429,771     25,592,863            0.2%
    EMCOR Group, Inc....................   526,833     25,435,497            0.2%
#*  JetBlue Airways Corp................ 1,866,678     46,368,282            0.4%
    Other Securities....................            1,635,079,708           15.5%
                                                   --------------           -----
Total Industrials.......................            1,789,533,124           16.9%
                                                   --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shaes       Value+      of Net Assets**
                                          -----       ------      ---------------
Information Technology -- (14.5%)
    Blackbaud, Inc.....................   401,118 $    25,146,087            0.2%
#*  Ciena Corp......................... 1,043,608      25,192,697            0.2%
*   CoreLogic, Inc.....................   662,683      25,831,383            0.3%
*   EPAM Systems, Inc..................   389,403      30,120,322            0.3%
*   Euronet Worldwide, Inc.............   422,803      33,925,713            0.3%
*   Integrated Device Technology, Inc.. 1,219,213      31,089,931            0.3%
#   j2 Global, Inc.....................   362,759      28,131,960            0.3%
#*  Manhattan Associates, Inc..........   537,725      39,173,266            0.4%
    Mentor Graphics Corp...............   985,050      26,793,360            0.3%
*   Microsemi Corp.....................   765,049      27,549,414            0.3%
#*  Synaptics, Inc.....................   308,564      26,255,711            0.3%
#   SYNNEX Corp........................   312,895      27,672,434            0.3%
#*  ViaSat, Inc........................   392,956      25,919,378            0.3%
    Other Securities...................             1,487,656,195           13.7%
                                                  ---------------           -----
Total Information Technology...........             1,860,457,851           17.5%
                                                  ---------------           -----
Materials -- (3.9%)
    Sensient Technologies Corp.........   393,827      25,705,088            0.3%
    Other Securities...................               470,569,979            4.4%
                                                  ---------------           -----
Total Materials........................               496,275,067            4.7%
                                                  ---------------           -----
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................                     9,746            0.0%
                                                  ---------------           -----
Telecommunication Services -- (0.8%)
    Other Securities...................               103,855,249            1.0%
                                                  ---------------           -----
Utilities -- (3.6%)
#   IDACORP, Inc.......................   394,859      26,396,324            0.3%
#   Piedmont Natural Gas Co., Inc......   632,969      36,275,453            0.3%
    Portland General Electric Co.......   690,542      25,605,297            0.2%
    Southwest Gas Corp.................   410,205      25,211,199            0.2%
#   WGL Holdings, Inc..................   427,325      26,592,435            0.3%
    Other Securities...................               327,628,598            3.1%
                                                  ---------------           -----
Total Utilities........................               467,709,306            4.4%
                                                  ---------------           -----
TOTAL COMMON STOCKS....................            10,551,180,914           99.4%
                                                  ---------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................                   687,901            0.0%
                                                  ---------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities...................                     2,337            0.0%
                                                  ---------------           -----
TOTAL INVESTMENT SECURITIES............            10,551,871,152
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                             Shaes        Value+      of Net Assets**
                                                             -----        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%.  20,271,070 $    20,271,070            0.2%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund..................... 193,218,545   2,235,538,562           21.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,730,571,068)...............................               $12,807,680,784          120.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,889,527,550             --   --    $ 1,889,527,550
  Consumer Staples..............     460,035,959             --   --        460,035,959
  Energy........................     331,944,092 $        9,857   --        331,953,949
  Financials....................   2,133,900,638         90,980   --      2,133,991,618
  Health Care...................   1,017,778,568         52,927   --      1,017,831,495
  Industrials...................   1,789,527,547          5,577   --      1,789,533,124
  Information Technology........   1,860,457,851             --   --      1,860,457,851
  Materials.....................     496,275,067             --   --        496,275,067
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.           9,746             --   --              9,746
  Telecommunication Services....     103,855,249             --   --        103,855,249
  Utilities.....................     467,709,306             --   --        467,709,306
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        687,901   --            687,901
Bonds
  Financials....................              --          2,337   --              2,337
Temporary Cash Investments......      20,271,070             --   --         20,271,070
Securities Lending Collateral...              --  2,235,538,562   --      2,235,538,562
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,571,292,643 $2,236,388,141   --    $12,807,680,784
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (15.0%)
#*  American Axle & Manufacturing Holdings, Inc.. 735,911 $ 16,307,788            0.3%
#   Caleres, Inc................................. 500,753   15,303,012            0.3%
#   Core-Mark Holding Co., Inc................... 213,399   17,347,205            0.4%
    Drew Industries, Inc......................... 259,337   15,516,133            0.3%
#   EW Scripps Co. (The) Class A................. 630,173   13,901,616            0.3%
*   G-III Apparel Group, Ltd..................... 386,892   21,313,880            0.4%
*   Gentherm, Inc................................ 376,060   18,487,110            0.4%
#*  Helen of Troy, Ltd........................... 188,726   18,723,506            0.4%
#   La-Z-Boy, Inc................................ 595,224   16,993,645            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 300,962   16,020,207            0.3%
    Oxford Industries, Inc....................... 189,367   13,789,705            0.3%
#   Papa John's International, Inc............... 370,057   25,966,900            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 276,415   15,600,863            0.3%
#   Sonic Corp................................... 646,038   18,437,925            0.4%
    Other Securities.............................          639,822,307           12.7%
                                                          ------------           -----
Total Consumer Discretionary.....................          883,531,802           17.6%
                                                          ------------           -----

Consumer Staples -- (3.6%)
#   Coca-Cola Bottling Co. Consolidated..........  73,233   15,467,542            0.3%
#*  National Beverage Corp....................... 396,141   14,910,747            0.3%
#*  USANA Health Sciences, Inc................... 135,744   17,456,678            0.4%
#   WD-40 Co..................................... 165,539   15,822,218            0.3%
    Other Securities.............................          148,521,130            2.9%
                                                          ------------           -----
Total Consumer Staples...........................          212,178,315            4.2%
                                                          ------------           -----

Energy -- (1.7%)
    Other Securities.............................          101,159,867            2.0%
                                                          ------------           -----

Financials -- (16.6%)
#   BBCN Bancorp, Inc............................ 831,107   13,954,287            0.3%
#*  BofI Holding, Inc............................ 172,404   13,794,044            0.3%
    FBL Financial Group, Inc. Class A............ 268,740   16,903,746            0.3%
    Horace Mann Educators Corp................... 422,698   14,473,180            0.3%
#   Interactive Brokers Group, Inc. Class A...... 538,284   22,145,004            0.5%
#   Pinnacle Financial Partners, Inc............. 325,102   17,106,867            0.3%
*   Western Alliance Bancorp..................... 426,632   15,252,094            0.3%
    Other Securities.............................          862,836,683           17.2%
                                                          ------------           -----
Total Financials.................................          976,465,905           19.5%
                                                          ------------           -----

Health Care -- (9.7%)
*   AMN Healthcare Services, Inc................. 545,897   15,487,098            0.3%
#*  Cambrex Corp................................. 360,586   16,576,138            0.3%
    Cantel Medical Corp.......................... 278,932   16,535,089            0.3%
#*  Greatbatch, Inc.............................. 287,188   15,350,199            0.3%
*   ICU Medical, Inc............................. 178,732   19,655,158            0.4%
#*  MedAssets, Inc............................... 686,345   16,252,650            0.3%
*   Natus Medical, Inc........................... 377,983   17,209,566            0.3%
    Other Securities.............................          451,325,520            9.2%
                                                          ------------           -----
Total Health Care................................          568,391,418           11.4%
                                                          ------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
Industrials -- (17.0%)
*   American Woodmark Corp...............   186,252 $   13,540,520            0.3%
#   Apogee Enterprises, Inc..............   334,904     16,587,795            0.3%
#   AZZ, Inc.............................   282,948     15,655,513            0.3%
#*  Dycom Industries, Inc................   314,892     23,960,132            0.5%
#   Exponent, Inc........................   287,976     14,804,846            0.3%
#   Forward Air Corp.....................   305,205     13,844,099            0.3%
    G&K Services, Inc. Class A...........   214,304     14,105,489            0.3%
#*  Hawaiian Holdings, Inc...............   590,692     20,497,012            0.4%
    Korn/Ferry International.............   447,861     16,288,705            0.3%
    Mueller Water Products, Inc. Class A. 1,743,221     15,340,345            0.3%
    Other Securities.....................              836,534,713           16.7%
                                                    --------------           -----
Total Industrials........................            1,001,159,169           20.0%
                                                    --------------           -----

Information Technology -- (13.6%)
*   ExlService Holdings, Inc.............   316,589     14,012,229            0.3%
#*  Infinera Corp........................   751,918     14,857,900            0.3%
#*  Manhattan Associates, Inc............   224,890     16,383,237            0.3%
    Methode Electronics, Inc.............   456,176     15,204,346            0.3%
*   OSI Systems, Inc.....................   200,121     17,246,428            0.4%
*   Virtusa Corp.........................   311,174     17,870,723            0.4%
    Other Securities.....................              701,501,504           13.9%
                                                    --------------           -----
Total Information Technology.............              797,076,367           15.9%
                                                    --------------           -----

Materials -- (4.3%)
*   Headwaters, Inc......................   815,396     16,756,388            0.3%
    Other Securities.....................              238,360,733            4.8%
                                                    --------------           -----
Total Materials..........................              255,117,121            5.1%
                                                    --------------           -----

Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

Telecommunication Services -- (1.6%)
    Other Securities.....................               90,875,926            1.8%
                                                    --------------           -----

Utilities -- (1.7%)
    American States Water Co.............   401,996     16,381,337            0.3%
    Other Securities.....................               81,892,895            1.7%
                                                    --------------           -----
Total Utilities..........................               98,274,232            2.0%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,984,230,122           99.5%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                  354,717            0.0%
                                                    --------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    9,926            0.0%
                                                    --------------           -----
TOTAL INVESTMENT SECURITIES..............            4,984,594,765
                                                    --------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%. 30,728,188 $   30,728,188            0.6%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@  DFA Short Term Investment Fund..................... 74,300,070    859,651,815           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,495,466,417)................................              $5,874,974,768          117.3%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  883,531,802           --   --    $  883,531,802
  Consumer Staples............    212,178,315           --   --       212,178,315
  Energy......................    101,123,493 $     36,374   --       101,159,867
  Financials..................    976,123,793      342,112   --       976,465,905
  Health Care.................    568,314,944       76,474   --       568,391,418
  Industrials.................  1,001,157,281        1,888   --     1,001,159,169
  Information Technology......    797,076,367           --   --       797,076,367
  Materials...................    255,117,121           --   --       255,117,121
  Other.......................             --           --   --                --
  Telecommunication Services..     90,875,926           --   --        90,875,926
  Utilities...................     98,274,232           --   --        98,274,232
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      354,717   --           354,717
Bonds
  Financials..................             --        9,926   --             9,926
Temporary Cash Investments....     30,728,188           --   --        30,728,188
Securities Lending Collateral.             --  859,651,815   --       859,651,815
                               -------------- ------------   --    --------------
TOTAL......................... $5,014,501,462 $860,473,306   --    $5,874,974,768
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.1%)
Real Estate Investment Trusts -- (96.1%)
    Alexandria Real Estate Equities, Inc..........   702,724 $   63,062,452            1.0%
    American Campus Communities, Inc.............. 1,079,435     43,792,678            0.7%
    Apartment Investment & Management Co. Class A. 1,485,089     58,200,638            0.9%
    AvalonBay Communities, Inc.................... 1,277,589    223,360,885            3.4%
    BioMed Realty Trust, Inc...................... 1,963,750     45,971,388            0.7%
    Boston Properties, Inc........................ 1,490,533    187,583,578            2.9%
    Camden Property Trust.........................   824,477     60,838,158            0.9%
    CubeSmart..................................... 1,608,251     44,741,543            0.7%
#   DDR Corp...................................... 2,945,706     49,487,861            0.8%
#   Digital Realty Trust, Inc..................... 1,379,259    102,009,996            1.6%
    Douglas Emmett, Inc........................... 1,353,312     41,343,682            0.6%
    Duke Realty Corp.............................. 3,318,928     68,701,810            1.0%
*   Equity Commonwealth........................... 1,169,690     33,581,800            0.5%
    Equity Lifestyle Properties, Inc..............   770,003     46,569,781            0.7%
    Equity Residential............................ 3,454,662    267,114,466            4.1%
    Essex Property Trust, Inc.....................   623,825    137,515,983            2.1%
    Extra Space Storage, Inc...................... 1,108,352     87,825,812            1.3%
#   Federal Realty Investment Trust...............   655,906     94,115,952            1.4%
    General Growth Properties, Inc................ 5,462,416    158,136,943            2.4%
    HCP, Inc...................................... 4,453,629    165,674,999            2.5%
#   Highwoods Properties, Inc.....................   899,605     39,087,837            0.6%
#   Hospitality Properties Trust.................. 1,443,795     38,751,458            0.6%
#   Host Hotels & Resorts, Inc.................... 7,483,191    129,683,700            2.0%
#   Iron Mountain, Inc............................ 1,518,022     46,512,194            0.7%
    Kilroy Realty Corp............................   874,924     57,604,996            0.9%
    Kimco Realty Corp............................. 3,927,935    105,150,820            1.6%
    Liberty Property Trust........................ 1,445,173     49,164,785            0.7%
    Macerich Co. (The)............................ 1,535,271    130,098,865            2.0%
    Mid-America Apartment Communities, Inc........   715,201     60,927,973            0.9%
    National Retail Properties, Inc............... 1,278,673     48,589,574            0.7%
    Omega Healthcare Investors, Inc............... 1,579,449     54,522,579            0.8%
    Prologis, Inc................................. 4,972,521    212,475,822            3.2%
    Public Storage................................ 1,418,576    325,506,449            5.0%
#   Realty Income Corp............................ 2,230,339    110,312,567            1.7%
    Regency Centers Corp..........................   897,051     60,963,586            0.9%
    Retail Properties of America, Inc. Class A.... 2,250,927     33,696,377            0.5%
    Senior Housing Properties Trust............... 2,252,597     34,216,948            0.5%
    Simon Property Group, Inc..................... 2,960,258    596,373,577            9.1%
#   SL Green Realty Corp..........................   946,080    112,224,010            1.7%
    Sovran Self Storage, Inc......................   345,062     34,461,342            0.5%
#   Spirit Realty Capital, Inc.................... 4,189,447     42,648,570            0.7%
*   Strategic Hotels & Resorts, Inc............... 2,482,764     35,006,972            0.5%
    Taubman Centers, Inc..........................   609,676     46,932,858            0.7%
    UDR, Inc...................................... 2,486,085     85,670,489            1.3%
    Ventas, Inc................................... 3,155,009    169,487,084            2.6%
    VEREIT, Inc................................... 8,432,583     69,653,136            1.1%
    Vornado Realty Trust.......................... 1,650,859    165,993,872            2.5%
    Weingarten Realty Investors................... 1,153,006     41,231,495            0.6%
    Welltower, Inc................................ 3,338,919    216,595,676            3.3%
#   WP Carey, Inc.................................   865,190     54,827,090            0.8%
    Other Securities..............................            1,351,663,935           20.9%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            6,539,667,041           99.8%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            6,539,667,041
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%. 10,867,957 $   10,867,957            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..................... 21,782,988    252,029,166            3.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,831,166,636)................................              $6,802,564,164          103.8%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $6,539,667,041           --   --    $6,539,667,041
Temporary Cash Investments......     10,867,957           --   --        10,867,957
Securities Lending Collateral...             -- $252,029,166   --       252,029,166
                                 -------------- ------------   --    --------------
TOTAL........................... $6,550,534,998 $252,029,166   --    $6,802,564,164
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.2%)
#   Australia & New Zealand Banking Group, Ltd.. 611,101 $ 11,818,871            0.4%
    BHP Billiton, Ltd........................... 722,701   11,852,828            0.4%
    Commonwealth Bank of Australia.............. 366,747   19,913,615            0.6%
    National Australia Bank, Ltd................ 538,394   11,497,212            0.4%
    Westpac Banking Corp........................ 473,127   10,538,433            0.3%
    Other Securities............................          108,223,951            3.4%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          173,844,910            5.5%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            5,735,452            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 147,197   17,564,223            0.6%
    Other Securities............................           23,564,979            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           41,129,202            1.3%
                                                         ------------            ----

CANADA -- (7.6%)
#   Royal Bank of Canada........................ 246,120   14,073,411            0.5%
#   Toronto-Dominion Bank (The)................. 270,619   11,109,535            0.4%
    Other Securities............................          226,289,790            7.1%
                                                         ------------            ----
TOTAL CANADA....................................          251,472,736            8.0%
                                                         ------------            ----

DENMARK -- (1.6%)
#   Novo Nordisk A.S. Class B................... 361,605   19,202,481            0.6%
    Other Securities............................           33,115,311            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           52,317,792            1.6%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           28,709,294            0.9%
                                                         ------------            ----

FRANCE -- (8.5%)
    Air Liquide SA..............................  79,185   10,243,917            0.3%
    AXA SA...................................... 365,422    9,752,424            0.3%
    BNP Paribas SA.............................. 204,500   12,392,127            0.4%
    LVMH Moet Hennessy Louis Vuitton SE.........  64,642   12,034,367            0.4%
    Sanofi...................................... 204,621   20,641,311            0.7%
    Total SA.................................... 403,770   19,525,840            0.6%
    Other Securities............................          197,124,102            6.2%
                                                         ------------            ----
TOTAL FRANCE....................................          281,714,088            8.9%
                                                         ------------            ----

GERMANY -- (7.3%)
    Allianz SE..................................  63,808   11,170,721            0.4%
    BASF SE..................................... 198,273   16,243,283            0.5%
    Bayer AG.................................... 162,181   21,624,470            0.7%
    Daimler AG.................................. 234,363   20,322,489            0.6%
    Deutsche Telekom AG......................... 656,623   12,299,590            0.4%
    SAP SE...................................... 160,777   12,674,864            0.4%
    Siemens AG.................................. 145,357   14,600,258            0.5%
    Other Securities............................          133,630,975            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          242,566,650            7.7%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,334,000 $ 13,670,005            0.4%
    Other Securities...................................             71,785,448            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             85,455,453            2.7%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             15,313,449            0.5%
                                                                  ------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   173,152   10,248,867            0.3%
    Other Securities...................................              8,560,595            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,809,462            0.6%
                                                                  ------------           -----

ITALY -- (1.9%)
    Other Securities...................................             64,306,107            2.0%
                                                                  ------------           -----

JAPAN -- (20.7%)
    Honda Motor Co., Ltd...............................   305,692   10,112,425            0.3%
    KDDI Corp..........................................   411,400    9,955,186            0.3%
#   Mizuho Financial Group, Inc........................ 5,216,805   10,745,806            0.4%
    SoftBank Group Corp................................   226,760   12,704,888            0.4%
    Sumitomo Mitsui Financial Group, Inc...............   261,540   10,433,784            0.3%
    Toyota Motor Corp..................................   435,700   26,692,912            0.9%
    Toyota Motor Corp. Sponsored ADR...................    96,721   11,859,929            0.4%
    Other Securities...................................            594,078,588           18.8%
                                                                  ------------           -----
TOTAL JAPAN............................................            686,583,518           21.8%
                                                                  ------------           -----

NETHERLANDS -- (2.5%)
#   Unilever NV........................................   256,547   11,655,083            0.4%
    Other Securities...................................             72,457,240            2.3%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             84,112,323            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              3,415,156            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             21,296,797            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.1%)
    Other Securities...................................              4,117,921            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................             38,963,881            1.2%
                                                                  ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA................................. 2,088,055   11,664,288            0.4%
    Other Securities...................................             81,778,952            2.6%
                                                                  ------------           -----
TOTAL SPAIN............................................             93,443,240            3.0%
                                                                  ------------           -----

SWEDEN -- (2.7%)
    Other Securities...................................             87,840,465            2.8%
                                                                  ------------           -----

SWITZERLAND -- (8.2%)
    Nestle SA..........................................   692,983   52,925,838            1.7%
    Novartis AG........................................   388,810   35,221,774            1.1%
    Roche Holding AG...................................   166,430   45,185,556            1.4%
    Other Securities...................................            139,641,131            4.5%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            272,974,299            8.7%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (17.2%)
      AstraZeneca P.L.C..............................    153,478 $    9,781,536            0.3%
      BG Group P.L.C.................................    671,968     10,616,097            0.3%
      BP P.L.C. Sponsored ADR........................    608,368     21,718,738            0.7%
      British American Tobacco P.L.C.................    322,533     19,161,541            0.6%
      BT Group P.L.C.................................  1,590,578     11,359,130            0.4%
      Diageo P.L.C. Sponsored ADR....................     96,177     11,068,049            0.4%
      GlaxoSmithKline P.L.C..........................    566,003     12,206,254            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR...........    246,846     10,629,189            0.3%
      HSBC Holdings P.L.C............................  1,758,504     13,739,131            0.4%
      HSBC Holdings P.L.C. Sponsored ADR.............    419,137     16,375,682            0.5%
      Reckitt Benckiser Group P.L.C..................    136,968     13,366,769            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.    258,423     13,556,871            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class B.    232,555     12,253,323            0.4%
      SABMiller P.L.C................................    167,523     10,289,828            0.3%
      Other Securities...............................               384,039,776           12.3%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               570,161,914           18.1%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,124,284,109           99.1%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities...............................                 9,211,820            0.3%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                 9,211,820            0.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

IRELAND -- (0.0%)
      Other Securities...............................                    10,844            0.0%
                                                                 --------------          ------

ITALY -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                   114,807            0.0%
                                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................                    70,761            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   196,412            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,133,692,341
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 15,716,941    181,845,002            5.8%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,919,070,825)............................              $3,315,537,343          105.2%
                                                                 ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  5,840,555 $  168,004,355   --    $  173,844,910
  Austria.....................           --      5,735,452   --         5,735,452
  Belgium.....................    4,184,898     36,944,304   --        41,129,202
  Canada......................  251,472,736             --   --       251,472,736
  Denmark.....................    4,931,966     47,385,826   --        52,317,792
  Finland.....................    1,492,600     27,216,694   --        28,709,294
  France......................   10,953,608    270,760,480   --       281,714,088
  Germany.....................   19,069,495    223,497,155   --       242,566,650
  Hong Kong...................      639,367     84,816,086   --        85,455,453
  Ireland.....................    3,515,186     11,798,263   --        15,313,449
  Israel......................   10,999,658      7,809,804   --        18,809,462
  Italy.......................    4,503,311     59,802,796   --        64,306,107
  Japan.......................   39,897,882    646,685,636   --       686,583,518
  Netherlands.................   14,133,017     69,979,306   --        84,112,323
  New Zealand.................           --      3,415,156   --         3,415,156
  Norway......................    1,160,340     20,136,457   --        21,296,797
  Portugal....................           --      4,117,921   --         4,117,921
  Singapore...................           --     38,963,881   --        38,963,881
  Spain.......................   15,004,762     78,438,478   --        93,443,240
  Sweden......................      150,438     87,690,027   --        87,840,465
  Switzerland.................   18,421,967    254,552,332   --       272,974,299
  United Kingdom..............  165,997,039    404,164,875   --       570,161,914
Preferred Stocks
  Germany.....................           --      9,211,820   --         9,211,820
Rights/Warrants
  Australia...................           --             --   --                --
  Ireland.....................           --         10,844   --            10,844
  Italy.......................           --             --   --                --
  Spain.......................           --        114,807   --           114,807
  United Kingdom..............           --         70,761   --            70,761
Securities Lending Collateral.           --    181,845,002   --       181,845,002
                               ------------ --------------   --    --------------
TOTAL......................... $572,368,825 $2,743,168,518   --    $3,315,537,343
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,685,445 $   32,596,996            0.2%
    BHP Billiton, Ltd........................... 2,349,520     38,533,858            0.3%
    Commonwealth Bank of Australia..............   536,081     29,108,105            0.2%
    Macquarie Group, Ltd........................   577,968     34,995,291            0.3%
    National Australia Bank, Ltd................ 1,649,904     35,233,113            0.3%
    Other Securities............................              660,141,369            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              830,608,732            5.8%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               68,025,652            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   357,262     42,630,145            0.3%
    Other Securities............................              188,456,674            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              231,086,819            1.6%
                                                           --------------            ----

CANADA -- (7.3%)
    Suncor Energy, Inc..........................   943,581     28,052,663            0.2%
    Other Securities............................            1,090,435,774            7.6%
                                                           --------------            ----
TOTAL CANADA....................................            1,118,488,437            7.8%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  635,645            0.0%
                                                           --------------            ----

DENMARK -- (1.6%)
    Other Securities............................              243,277,894            1.7%
                                                           --------------            ----
FINLAND -- (1.5%)
    Other Securities............................              235,440,698            1.6%
                                                           --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA..............................   474,135     28,731,249            0.2%
#   Cie de Saint-Gobain.........................   768,958     32,189,386            0.2%
    Cie Generale des Etablissements Michelin....   313,351     31,170,837            0.2%
    Engie SA.................................... 2,052,295     35,916,794            0.3%
    Orange SA................................... 2,005,464     35,359,726            0.3%
#   Total SA.................................... 1,824,836     88,246,912            0.6%
    Other Securities............................              820,846,121            5.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,072,461,025            7.4%
                                                           --------------            ----

GERMANY -- (6.6%)
    BASF SE.....................................   622,420     50,991,028            0.4%
    Bayerische Motoren Werke AG.................   402,269     41,203,752            0.3%
    Daimler AG.................................. 1,005,680     87,206,262            0.6%
    Deutsche Telekom AG......................... 2,503,149     46,887,949            0.3%
    Fresenius SE & Co. KGaA.....................   594,150     43,659,568            0.3%
    Other Securities............................              739,509,796            5.1%
                                                           --------------            ----
TOTAL GERMANY...................................            1,009,458,355            7.0%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd.....................................  6,136,600 $   35,941,455            0.3%
    Other Securities...................................               388,648,325            2.6%
                                                                   --------------           -----
TOTAL HONG KONG........................................               424,589,780            2.9%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,960,816            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    570,084     33,743,272            0.3%
    Other Securities...................................                63,085,871            0.4%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                96,829,143            0.7%
                                                                   --------------           -----

ITALY -- (2.7%)
    Eni SpA............................................  2,230,601     36,426,265            0.3%
    Other Securities...................................               380,198,807            2.6%
                                                                   --------------           -----
TOTAL ITALY............................................               416,625,072            2.9%
                                                                   --------------           -----

JAPAN -- (21.6%)
    Hitachi, Ltd.......................................  5,115,000     29,507,358            0.2%
    Honda Motor Co., Ltd...............................  1,287,400     42,587,753            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,649,300     43,004,547            0.3%
    Mizuho Financial Group, Inc........................ 17,400,060     35,841,415            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    817,470     32,611,856            0.2%
    Toyota Motor Corp..................................  1,311,386     80,341,315            0.6%
#   Toyota Motor Corp. Sponsored ADR...................    384,641     47,164,679            0.3%
    Other Securities...................................             2,996,308,755           20.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,307,367,678           22.9%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               359,836,312            2.5%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                52,450,386            0.4%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               118,381,757            0.8%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                42,454,639            0.3%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               175,763,373            1.2%
                                                                   --------------           -----

SPAIN -- (2.4%)
    Banco Santander SA.................................  5,626,083     31,428,412            0.2%
    Iberdrola SA.......................................  5,929,169     42,281,727            0.3%
    Other Securities...................................               293,318,322            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               367,028,461            2.5%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               430,348,993            3.0%
                                                                   --------------           -----

SWITZERLAND -- (6.6%)
    Cie Financiere Richemont SA........................    372,650     31,953,828            0.2%
    Nestle SA..........................................  2,173,391    165,990,423            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                      Shares       Value++     of Net Assets**
                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG....................................    325,241 $    29,463,144            0.2%
    Novartis AG Sponsored ADR......................    794,013      71,802,596            0.5%
    Roche Holding AG...............................    153,905      41,785,032            0.3%
    Swiss Re AG....................................    354,451      32,903,956            0.2%
    Syngenta AG....................................     92,858      31,197,526            0.2%
    Other Securities...............................                613,885,635            4.3%
                                                               ---------------           -----
TOTAL SWITZERLAND..................................              1,018,982,140            7.1%
                                                               ---------------           -----

UNITED KINGDOM -- (17.0%)
    AstraZeneca P.L.C. Sponsored ADR...............    981,542      31,301,374            0.2%
    Aviva P.L.C....................................  5,592,653      41,797,078            0.3%
    Barclays P.L.C. Sponsored ADR..................  2,016,535      28,695,293            0.2%
    BG Group P.L.C.................................  2,591,251      40,937,921            0.3%
    BP P.L.C.......................................  4,977,533      29,581,406            0.2%
    BP P.L.C. Sponsored ADR........................  2,093,501      74,737,984            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.............  1,784,953      69,738,114            0.5%
    Lloyds Banking Group P.L.C..................... 53,420,611      60,632,937            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.................    929,561      33,938,272            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    618,956      32,470,432            0.2%
#   Royal Dutch Shell P.L.C. Sponsored ADR Class B.  1,354,884      71,388,838            0.5%
    SSE P.L.C......................................  1,401,245      32,599,385            0.2%
    Vodafone Group P.L.C. Sponsored ADR............  1,196,973      39,464,191            0.3%
    Other Securities...............................              2,021,830,527           14.1%
                                                               ---------------           -----
TOTAL UNITED KINGDOM...............................              2,609,113,752           18.1%
                                                               ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                     96,783            0.0%
                                                               ---------------           -----
TOTAL COMMON STOCKS................................             14,304,312,342           99.2%
                                                               ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                 40,348,991            0.3%
                                                               ---------------           -----
TOTAL PREFERRED STOCKS.............................                 40,348,991            0.3%
                                                               ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                        307            0.0%
                                                               ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                    123,810            0.0%
                                                               ---------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                     10,409            0.0%
                                                               ---------------           -----

ITALY -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                    342,559            0.0%
                                                               ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities...............................                    224,611            0.0%
                                                               ---------------           -----
TOTAL RIGHTS/WARRANTS..............................                    701,696            0.0%
                                                               ---------------           -----
TOTAL INVESTMENT SECURITIES........................             14,345,363,029
                                                               ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@   DFA Short Term Investment Fund.. 86,417,697 $   999,852,749            6.9%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,862,667,262).............              $15,345,215,778          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   41,871,962 $   788,736,770   --    $   830,608,732
  Austria.....................         50,610      67,975,042   --         68,025,652
  Belgium.....................     19,699,392     211,387,427   --        231,086,819
  Canada......................  1,118,470,974          17,463   --      1,118,488,437
  China.......................             --         635,645   --            635,645
  Denmark.....................     10,602,550     232,675,344   --        243,277,894
  Finland.....................      3,027,453     232,413,245   --        235,440,698
  France......................     82,787,209     989,673,816   --      1,072,461,025
  Germany.....................     71,091,163     938,367,192   --      1,009,458,355
  Greece......................             --              --   --                 --
  Hong Kong...................      1,180,919     423,408,861   --        424,589,780
  Ireland.....................     15,282,910      59,677,906   --         74,960,816
  Israel......................     38,382,839      58,446,304   --         96,829,143
  Italy.......................     13,888,616     402,736,456   --        416,625,072
  Japan.......................    119,609,938   3,187,757,740   --      3,307,367,678
  Netherlands.................     48,099,898     311,736,414   --        359,836,312
  New Zealand.................         99,993      52,350,393   --         52,450,386
  Norway......................     12,877,085     105,504,672   --        118,381,757
  Portugal....................        266,690      42,187,949   --         42,454,639
  Singapore...................             --     175,763,373   --        175,763,373
  Spain.......................     27,676,373     339,352,088   --        367,028,461
  Sweden......................      5,851,125     424,497,868   --        430,348,993
  Switzerland.................    111,708,629     907,273,511   --      1,018,982,140
  United Kingdom..............    595,818,201   2,013,295,551   --      2,609,113,752
  United States...............         10,710          86,073   --             96,783
Preferred Stocks
  Germany.....................             --      40,348,991   --         40,348,991
Rights/Warrants
  Australia...................             --             307   --                307
  Austria.....................             --              --   --                 --
  France......................             --         123,810   --            123,810
  Hong Kong...................             --          10,409   --             10,409
  Italy.......................             --              --   --                 --
  Spain.......................             --         342,559   --            342,559
  United Kingdom..............             --         224,611   --            224,611
Securities Lending Collateral.             --     999,852,749   --        999,852,749
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,338,355,239 $13,006,860,539   --    $15,345,215,778
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,357,365,041
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,167,401,455
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,026,549,001
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,027,935,040
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    604,238,668
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,450,924,665)...............................  9,183,489,205
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,450,932,574)............................... $9,183,489,205
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,183,489,205   --      --    $9,183,489,205
                                  --------------   --      --    --------------
 TOTAL........................... $9,183,489,205   --      --    $9,183,489,205
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $464,286,736
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $427,037,349)............................... $464,286,736
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $200,339,424
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $239,208,666)............................... $200,339,424
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $35,644,875
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $24,850,927).................................. $35,644,875
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $278,063,634
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,159,253)............................... $278,063,634
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                           Percentage
                                   Shares     Value++    of Net Assets**
                                   ------     -------    ---------------
       COMMON STOCKS -- (96.1%)
       AUSTRALIA -- (18.7%)
           Dexus Property Group.  9,591,650 $ 52,652,093            1.5%
           Federation Centres... 32,434,882   67,002,726            1.9%
           Goodman Group........ 16,772,872   71,961,816            2.0%
           GPT Group (The)...... 17,263,139   58,467,249            1.6%
           Investa Office Fund..  5,781,474   16,547,038            0.5%
           Scentre Group........ 47,816,546  140,252,133            4.0%
           Stockland............ 23,263,706   66,768,008            1.9%
           Westfield Corp....... 19,194,781  139,260,427            3.9%
           Other Securities.....              71,518,574            2.0%
                                            ------------           -----
       TOTAL AUSTRALIA..........             684,430,064           19.3%
                                            ------------           -----

       BELGIUM -- (1.6%)
           Cofinimmo SA.........    191,047   21,289,962            0.6%
           Other Securities.....              35,573,154            1.0%
                                            ------------           -----
       TOTAL BELGIUM............              56,863,116            1.6%
                                            ------------           -----

       CANADA -- (4.8%)
       #   H&R REIT.............  1,346,632   21,606,259            0.6%
           RioCan REIT..........  1,548,553   30,198,915            0.9%
           Other Securities.....             124,592,156            3.5%
                                            ------------           -----
       TOTAL CANADA.............             176,397,330            5.0%
                                            ------------           -----

       CHINA -- (0.2%)
           Other Securities.....               7,969,831            0.2%
                                            ------------           -----

       FRANCE -- (5.2%)
           Fonciere Des Regions.    296,127   27,873,092            0.8%
           Gecina SA............    281,887   35,953,141            1.0%
           ICADE................    357,041   26,384,459            0.8%
           Klepierre............  1,728,238   81,848,906            2.3%
           Other Securities.....              16,644,338            0.4%
                                            ------------           -----
       TOTAL FRANCE.............             188,703,936            5.3%
                                            ------------           -----

       GERMANY -- (0.5%)
           Other Securities.....              19,465,764            0.6%
                                            ------------           -----

       GREECE -- (0.0%)
           Other Securities.....                 880,939            0.0%
                                            ------------           -----

       HONG KONG -- (4.6%)
           Link REIT............ 22,086,805  131,961,584            3.7%
           Other Securities.....              35,928,588            1.1%
                                            ------------           -----
       TOTAL HONG KONG..........             167,890,172            4.8%
                                            ------------           -----

       ISRAEL -- (0.3%)
           Other Securities.....              10,825,228            0.3%
                                            ------------           -----

       ITALY -- (0.4%)
           Other Securities.....              13,972,268            0.4%
                                            ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (17.4%)
#   Advance Residence Investment Corp.....     12,407 $ 26,473,472            0.7%
    Frontier Real Estate Investment Corp..      4,757   19,246,080            0.5%
#   Japan Hotel REIT Investment Corp......     34,306   23,827,453            0.7%
    Japan Prime Realty Investment Corp....      7,813   25,432,715            0.7%
    Japan Real Estate Investment Corp.....     12,514   57,845,721            1.6%
#   Japan Retail Fund Investment Corp.....     23,229   44,989,226            1.3%
#   Kenedix Office Investment Corp........      4,403   20,183,737            0.6%
#   Mori Hills REIT Investment Corp.......     14,868   18,395,740            0.5%
    Mori Trust Sogo Reit, Inc.............     11,422   20,207,445            0.6%
    Nippon Building Fund, Inc.............     13,498   64,105,715            1.8%
#*  Nomura Real Estate Master Fund, Inc...     28,230   35,770,009            1.0%
#   Orix JREIT, Inc.......................     20,963   28,219,769            0.8%
    United Urban Investment Corp..........     24,442   33,910,856            1.0%
    Other Securities......................             219,413,078            6.2%
                                                      ------------           -----
TOTAL JAPAN...............................             638,021,016           18.0%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              20,361,739            0.6%
                                                      ------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion SA de C.V.... 18,142,484   39,782,584            1.1%
    Other Securities......................              21,719,885            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              61,502,469            1.7%
                                                      ------------           -----

NETHERLANDS -- (8.4%)
    Eurocommercial Properties NV..........    371,033   17,695,389            0.5%
    Unibail-Rodamco SE....................    900,650  250,678,672            7.1%
    Wereldhave NV.........................    376,668   23,481,221            0.7%
    Other Securities......................              14,007,761            0.4%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             305,863,043            8.7%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              26,080,825            0.7%
                                                      ------------           -----

SINGAPORE -- (6.8%)
    Ascendas REIT......................... 20,465,000   34,842,228            1.0%
    CapitaLand Commercial Trust, Ltd...... 22,773,500   22,853,709            0.6%
    CapitaLand Mall Trust................. 24,117,400   34,003,434            1.0%
    Suntec REIT........................... 23,403,500   27,489,515            0.8%
    Other Securities......................             129,116,179            3.6%
                                                      ------------           -----
TOTAL SINGAPORE...........................             248,305,065            7.0%
                                                      ------------           -----

SOUTH AFRICA -- (4.3%)
*   Capital Property Fund................. 15,448,502   17,979,709            0.5%
    Growthpoint Properties, Ltd........... 24,304,567   44,525,663            1.3%
    Redefine Properties, Ltd.............. 40,693,736   33,953,422            1.0%
    Resilient Property Income Fund, Ltd...  2,495,718   21,989,579            0.6%
    Other Securities......................              38,054,207            1.0%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             156,502,580            4.4%
                                                      ------------           -----

SPAIN -- (0.4%)
    Other Securities......................              14,185,545            0.4%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              11,753,689            0.3%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.7%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,805,536 $   18,217,426            0.5%
      Other Securities...............................                 8,620,901            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                26,838,327            0.8%
                                                                 --------------          ------

UNITED KINGDOM -- (18.5%)
      British Land Co. P.L.C. (The)..................  9,558,464    128,032,643            3.6%
      Derwent London P.L.C...........................    960,736     57,377,992            1.6%
      Great Portland Estates P.L.C...................  3,250,972     44,523,041            1.3%
      Hammerson P.L.C................................  7,832,305     76,738,627            2.2%
      Intu Properties P.L.C..........................  9,121,214     48,555,292            1.4%
      Land Securities Group P.L.C....................  7,653,993    157,685,268            4.5%
      Segro P.L.C....................................  7,091,371     49,122,850            1.4%
      Shaftesbury P.L.C..............................  2,612,908     37,821,366            1.1%
      Other Securities...............................                78,572,701            2.1%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               678,429,780           19.2%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,515,242,726           99.3%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,515,242,726
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund................. 12,228,630    141,485,249            4.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,406,217,033)............................              $3,656,727,975          103.3%
                                                                 ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  684,430,064   --    $  684,430,064
  Belgium.....................           --     56,863,116   --        56,863,116
  Canada...................... $176,397,330             --   --       176,397,330
  China.......................           --      7,969,831   --         7,969,831
  France......................           --    188,703,936   --       188,703,936
  Germany.....................           --     19,465,764   --        19,465,764
  Greece......................           --        880,939   --           880,939
  Hong Kong...................           --    167,890,172   --       167,890,172
  Israel......................           --     10,825,228   --        10,825,228
  Italy.......................           --     13,972,268   --        13,972,268
  Japan.......................   35,770,009    602,251,007   --       638,021,016
  Malaysia....................           --     20,361,739   --        20,361,739
  Mexico......................   61,502,469             --   --        61,502,469
  Netherlands.................           --    305,863,043   --       305,863,043
  New Zealand.................           --     26,080,825   --        26,080,825
  Singapore...................           --    248,305,065   --       248,305,065
  South Africa................           --    156,502,580   --       156,502,580
  Spain.......................           --     14,185,545   --        14,185,545
  Taiwan......................           --     11,753,689   --        11,753,689
  Turkey......................           --     26,838,327   --        26,838,327
  United Kingdom..............           --    678,429,780   --       678,429,780
Securities Lending Collateral.           --    141,485,249   --       141,485,249
                               ------------ --------------   --    --------------
TOTAL......................... $273,669,808 $3,383,058,167   --    $3,656,727,975
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (22.9%)
UNITED STATES -- (22.9%)
#   Alexandria Real Estate Equities, Inc..........    99,455 $    8,925,092            0.2%
#   American Campus Communities, Inc..............   170,027      6,897,995            0.2%
    Apartment Investment & Management Co. Class A.   240,800      9,436,952            0.2%
#   AvalonBay Communities, Inc....................   189,392     33,111,403            0.8%
    BioMed Realty Trust, Inc......................   306,517      7,175,563            0.2%
    Boston Properties, Inc........................   220,241     27,717,330            0.7%
    Brixmor Property Group, Inc...................   278,180      7,126,972            0.2%
#   Camden Property Trust.........................   132,665      9,789,350            0.2%
#   CubeSmart.....................................   241,263      6,711,937            0.2%
    DDR Corp......................................   450,731      7,572,281            0.2%
#   Digital Realty Trust, Inc.....................   185,167     13,694,951            0.3%
#   Douglas Emmett, Inc...........................   195,128      5,961,160            0.2%
    Duke Realty Corp..............................   503,070     10,413,549            0.3%
*   Equity Commonwealth...........................   208,072      5,973,747            0.2%
    Equity Lifestyle Properties, Inc..............   115,151      6,964,332            0.2%
#   Equity Residential............................   417,247     32,261,538            0.8%
    Essex Property Trust, Inc.....................    99,244     21,877,347            0.5%
#   Extra Space Storage, Inc......................   169,591     13,438,391            0.3%
#   Federal Realty Investment Trust...............   101,070     14,502,534            0.4%
#   General Growth Properties, Inc................   686,012     19,860,047            0.5%
#   HCP, Inc......................................   617,823     22,983,016            0.6%
#   Healthcare Trust of America, Inc. Class A.....   299,242      7,873,057            0.2%
#   Highwoods Properties, Inc.....................   139,811      6,074,788            0.2%
#   Hospitality Properties Trust..................   215,474      5,783,322            0.1%
#   Host Hotels & Resorts, Inc.................... 1,061,025     18,387,563            0.5%
#   Iron Mountain, Inc............................   386,073     11,829,277            0.3%
#   Kilroy Realty Corp............................   131,837      8,680,148            0.2%
#   Kimco Realty Corp.............................   623,764     16,698,162            0.4%
    Liberty Property Trust........................   218,466      7,432,213            0.2%
    Macerich Co. (The)............................   162,586     13,777,538            0.3%
#   Mid-America Apartment Communities, Inc........   107,464      9,154,858            0.2%
#   National Retail Properties, Inc...............   204,740      7,780,120            0.2%
#   Omega Healthcare Investors, Inc...............   269,690      9,309,699            0.2%
#   Prologis, Inc.................................   789,189     33,722,046            0.8%
#   Public Storage................................   200,631     46,036,789            1.1%
#   Realty Income Corp............................   345,474     17,087,144            0.4%
#   Regency Centers Corp..........................   147,208     10,004,256            0.2%
    Senior Housing Properties Trust...............   381,437      5,794,028            0.1%
#   Simon Property Group, Inc.....................   441,239     88,892,009            2.2%
#   SL Green Realty Corp..........................   147,142     17,453,984            0.4%
#   Spirit Realty Capital, Inc....................   898,408      9,145,793            0.2%
    Taubman Centers, Inc..........................    90,238      6,946,521            0.2%
#   UDR, Inc......................................   394,176     13,583,305            0.3%
    Ventas, Inc...................................   538,600     28,933,592            0.7%
#   VEREIT, Inc................................... 1,353,075     11,176,400            0.3%
#   Vornado Realty Trust..........................   238,810     24,012,346            0.6%
#   Welltower, Inc................................   571,650     37,082,936            0.9%
#   WP Carey, Inc.................................   173,796     11,013,453            0.3%
    Other Securities..............................              235,953,482            5.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            1,012,014,316           24.9%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (68.5%)
UNITED STATES -- (68.5%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 274,826,890 $1,448,337,710           35.7%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,657,957  1,574,618,885           38.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,022,956,595           74.5%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED
 INVESTMENT COMPANIES...........................................              3,022,956,595           74.5%
                                                                             --------------          ------

                                                                                Value+
                                                                     -          ------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund............................  32,837,673    379,931,875            9.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,779,531,672).......................................               $4,414,902,786          108.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $1,012,014,316           --   --    $1,012,014,316
Affiliated Investment Companies
  United States.................  3,022,956,595           --   --     3,022,956,595
Securities Lending Collateral...             -- $379,931,875   --       379,931,875
                                 -------------- ------------   --    --------------
TOTAL........................... $4,034,970,911 $379,931,875   --    $4,414,902,786
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                            Percentage
                                    Shares     Value++    of Net Assets**
                                    ------     -------    ---------------
       COMMON STOCKS -- (92.8%)
       AUSTRALIA -- (5.0%)
           BlueScope Steel, Ltd.. 13,025,782 $ 41,051,693            0.3%
           Other Securities......             627,344,050            5.0%
                                             ------------            ----
       TOTAL AUSTRALIA...........             668,395,743            5.3%
                                             ------------            ----

       AUSTRIA -- (0.8%)
           Wienerberger AG.......  2,807,052   51,753,981            0.3%
           Other Securities......              55,433,215            0.5%
                                             ------------            ----
       TOTAL AUSTRIA.............             107,187,196            0.8%
                                             ------------            ----

       BELGIUM -- (1.1%)
           Other Securities......             148,454,988            1.2%
                                             ------------            ----

       CANADA -- (5.7%)
           Other Securities......             767,719,743            6.1%
                                             ------------            ----

       CHINA -- (0.0%)
           Other Securities......                 634,106            0.0%
                                             ------------            ----

       DENMARK -- (1.4%)
           Sydbank A.S...........  1,239,732   40,779,507            0.3%
           Other Securities......             147,966,990            1.2%
                                             ------------            ----
       TOTAL DENMARK.............             188,746,497            1.5%
                                             ------------            ----

       FINLAND -- (2.3%)
           Huhtamaki Oyj.........  1,538,532   54,278,369            0.4%
           Other Securities......             250,205,550            2.0%
                                             ------------            ----
       TOTAL FINLAND.............             304,483,919            2.4%
                                             ------------            ----

       FRANCE -- (4.0%)
           Arkema SA.............    628,877   45,957,483            0.4%
           Teleperformance.......    491,475   38,571,417            0.3%
           Other Securities......             448,775,766            3.5%
                                             ------------            ----
       TOTAL FRANCE..............             533,304,666            4.2%
                                             ------------            ----

       GERMANY -- (6.1%)
           Aareal Bank AG........  1,483,246   56,508,883            0.5%
           Aurubis AG............  1,319,350   88,132,452            0.7%
       #   DMG Mori AG...........  1,341,611   53,268,794            0.4%
           Lanxess AG............    755,957   40,566,731            0.3%
           Rheinmetall AG........  1,225,920   77,106,494            0.6%
           Other Securities......             500,068,108            4.0%
                                             ------------            ----
       TOTAL GERMANY.............             815,651,462            6.5%
                                             ------------            ----

       GREECE -- (0.0%)
           Other Securities......                   1,889            0.0%
                                             ------------            ----

       HONG KONG -- (2.7%)
           Other Securities......             360,409,589            2.9%
                                             ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,674,406 $   47,651,944            0.4%
    Other Securities......................                 11,759,595            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 59,411,539            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 83,495,203            0.7%
                                                       --------------           -----

ITALY -- (4.3%)
    Banca Popolare dell'Emilia Romagna SC.  13,198,406    106,512,216            0.9%
    Banca Popolare di Milano Scarl........ 127,915,973    120,025,491            1.0%
*   Banco Popolare SC.....................   3,508,577     52,429,338            0.4%
#   Italcementi SpA.......................   3,958,034     43,956,701            0.4%
    Unipol Gruppo Finanziario SpA.........   9,228,828     42,987,738            0.4%
    Other Securities......................                215,879,663            1.5%
                                                       --------------           -----
TOTAL ITALY...............................                581,791,147            4.6%
                                                       --------------           -----

JAPAN -- (25.4%)
    Aoyama Trading Co., Ltd...............   1,132,799     41,271,657            0.3%
    Fujikura, Ltd.........................   9,030,000     46,413,448            0.4%
*   Kyushu Financial Group, Inc...........   6,208,495     47,745,781            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,415,900     40,808,997            0.3%
    Other Securities......................              3,228,362,692           25.7%
                                                       --------------           -----
TOTAL JAPAN...............................              3,404,602,575           27.1%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,981,745     61,018,610            0.5%
*   Koninklijke BAM Groep NV..............   7,345,877     40,457,697            0.3%
#*  SBM Offshore NV.......................   3,259,246     44,528,724            0.4%
    Other Securities......................                171,465,260            1.3%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                317,470,291            2.5%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 61,016,560            0.5%
                                                       --------------           -----

NORWAY -- (0.6%)
    Other Securities......................                 75,482,739            0.6%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 36,394,764            0.3%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                178,379,139            1.4%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     539,610     45,267,657            0.4%
    Bankinter SA..........................   6,868,337     49,672,900            0.4%
    Gamesa Corp. Tecnologica SA...........   5,251,272     82,882,676            0.7%
    Other Securities......................                165,199,868            1.2%
                                                       --------------           -----
TOTAL SPAIN...............................                343,023,101            2.7%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   3,045,617     55,117,537            0.4%
    Holmen AB Class B.....................   1,321,774     39,844,648            0.3%
    Trelleborg AB Class B.................   3,502,052     59,003,141            0.5%
    Other Securities......................                259,384,939            2.1%
                                                       --------------           -----
TOTAL SWEDEN..............................                413,350,265            3.3%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Baloise Holding AG..........    332,556 $    39,872,396            0.3%
      Helvetia Holding AG.........    165,730      86,680,411            0.7%
      Other Securities............                376,655,932            3.0%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                503,208,739            4.0%
                                              ---------------           -----

  UNITED KINGDOM -- (18.4%)
  #   Alent P.L.C.................  5,124,302      39,195,769            0.3%
      Amlin P.L.C................. 11,787,486     119,607,720            1.0%
      Barratt Developments P.L.C.. 10,580,896      99,676,961            0.8%
      Beazley P.L.C............... 13,060,807      73,005,996            0.6%
      Bellway P.L.C...............  3,413,413     136,341,269            1.1%
      Bodycote P.L.C..............  5,005,641      39,543,967            0.3%
      Bovis Homes Group P.L.C.....  3,903,677      61,574,477            0.5%
      Dixons Carphone P.L.C.......  8,314,597      59,025,993            0.5%
      DS Smith P.L.C.............. 11,987,755      71,426,767            0.6%
      Greene King P.L.C...........  6,823,885      84,418,489            0.7%
      Hiscox, Ltd.................  7,389,714     109,890,800            0.9%
      Inchcape P.L.C..............  8,303,813     102,124,033            0.8%
      Man Group P.L.C............. 18,990,024      48,741,131            0.4%
      Persimmon P.L.C.............  3,592,202     110,163,844            0.9%
      Redrow P.L.C................  5,753,467      41,061,654            0.3%
      Taylor Wimpey P.L.C......... 35,797,793     109,052,818            0.9%
      Travis Perkins P.L.C........  2,912,406      85,840,797            0.7%
      TUI AG......................  3,333,122      61,908,909            0.5%
      Other Securities............              1,009,140,076            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,461,741,470           19.6%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                    653,582            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,415,010,912           98.7%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  4,442,606            0.1%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  4,442,606            0.1%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  FRANCE -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                      8,633            0.0%
                                              ---------------           -----

  SPAIN -- (0.0%)
      Other Securities............                    224,458            0.0%
                                              ---------------           -----

  UNITED KINGDOM -- (0.0%)
      Other Securities............                     58,603            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    291,694            0.0%
                                              ---------------           -----
  TOTAL INVESTMENT SECURITIES.....             12,419,745,212
                                              ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 82,988,069 $   960,171,959            7.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,064,182,430).............              $13,379,917,171          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------- ------- ---------------
Common Stocks
  Australia................... $  4,311,392 $   664,084,351   --    $   668,395,743
  Austria.....................           --     107,187,196   --        107,187,196
  Belgium.....................           --     148,454,988   --        148,454,988
  Canada......................  767,371,559         348,184   --        767,719,743
  China.......................           --         634,106   --            634,106
  Denmark.....................           --     188,746,497   --        188,746,497
  Finland.....................           --     304,483,919   --        304,483,919
  France......................      141,355     533,163,311   --        533,304,666
  Germany.....................           --     815,651,462   --        815,651,462
  Greece......................           --           1,889   --              1,889
  Hong Kong...................      295,495     360,114,094   --        360,409,589
  Ireland.....................           --      59,411,539   --         59,411,539
  Israel......................           --      83,495,203   --         83,495,203
  Italy.......................           --     581,791,147   --        581,791,147
  Japan.......................   47,747,966   3,356,854,609   --      3,404,602,575
  Netherlands.................           --     317,470,291   --        317,470,291
  New Zealand.................           --      61,016,560   --         61,016,560
  Norway......................           --      75,482,739   --         75,482,739
  Portugal....................           --      36,394,764   --         36,394,764
  Singapore...................           --     178,379,139   --        178,379,139
  Spain.......................           --     343,023,101   --        343,023,101
  Sweden......................           --     413,350,265   --        413,350,265
  Switzerland.................           --     503,208,739   --        503,208,739
  United Kingdom..............           --   2,461,741,470   --      2,461,741,470
  United States...............           --         653,582   --            653,582
Preferred Stocks
  Germany.....................           --       4,442,606   --          4,442,606
Rights/Warrants
  Australia...................           --              --   --                 --
  Austria.....................           --              --   --                 --
  France......................           --              --   --                 --
  Hong Kong...................           --           8,633   --              8,633
  Spain.......................           --         224,458   --            224,458
  United Kingdom..............           --          58,603   --             58,603
Securities Lending Collateral.           --     960,171,959   --        960,171,959
                               ------------ ---------------   --    ---------------
TOTAL......................... $819,867,767 $12,560,049,404   --    $13,379,917,171
                               ============ ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 172,803 $  3,342,060            0.2%
    BHP Billiton, Ltd........................... 314,531    5,158,540            0.3%
    Macquarie Group, Ltd........................  83,903    5,080,233            0.3%
    Woodside Petroleum, Ltd..................... 193,661    4,061,643            0.3%
    Other Securities............................           78,283,032            4.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           95,925,508            6.0%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................            9,475,851            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  73,839    3,256,132            0.2%
    Delhaize Group..............................  43,074    3,996,785            0.3%
    Other Securities............................           23,014,909            1.4%
                                                         ------------            ----
TOTAL BELGIUM...................................           30,267,826            1.9%
                                                         ------------            ----

CANADA -- (7.1%)
    Suncor Energy, Inc..........................  86,334    2,566,710            0.2%
    Other Securities............................          118,766,855            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          121,333,565            7.6%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              220,263            0.0%
                                                         ------------            ----

DENMARK -- (1.5%)
    Other Securities............................           25,804,571            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 218,028    4,081,696            0.3%
    Other Securities............................           28,602,435            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           32,684,131            2.1%
                                                         ------------            ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  65,497    3,968,934            0.3%
#   Cie de Saint-Gobain......................... 101,892    4,265,306            0.3%
    Renault SA..................................  28,549    2,690,004            0.2%
    Sanofi......................................  28,010    2,825,532            0.2%
    SCOR SE.....................................  71,411    2,655,251            0.2%
#   Total SA.................................... 168,814    8,163,646            0.5%
    Other Securities............................           78,142,415            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          102,711,088            6.4%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  25,753    4,508,519            0.3%
    BASF SE.....................................  31,647    2,592,643            0.2%
    Bayerische Motoren Werke AG.................  31,088    3,184,293            0.2%
    Daimler AG..................................  89,896    7,795,217            0.5%
    Other Securities............................           83,286,067            5.2%
                                                         ------------            ----
TOTAL GERMANY...................................          101,366,739            6.4%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
HONG KONG -- (2.9%)
    Other Securities......................           $ 48,886,498            3.1%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................              8,652,296            0.5%
                                                     ------------           -----

ISRAEL -- (0.7%)
    Other Securities......................             12,335,097            0.8%
                                                     ------------           -----

ITALY -- (2.9%)
    Eni SpA...............................   211,731    3,457,620            0.2%
    Other Securities......................             46,303,097            2.9%
                                                     ------------           -----
TOTAL ITALY...............................             49,760,717            3.1%
                                                     ------------           -----

JAPAN -- (22.4%)
    Aeon Co., Ltd.........................   238,219    3,529,512            0.2%
    Honda Motor Co., Ltd..................   108,123    3,576,756            0.2%
    Mitsubishi Chemical Holdings Corp.....   462,400    2,881,471            0.2%
    Mitsubishi UFJ Financial Group, Inc...   817,300    5,285,912            0.4%
    Mizuho Financial Group, Inc........... 1,617,060    3,330,892            0.2%
    Sumitomo Mitsui Financial Group, Inc..    88,341    3,524,244            0.2%
    Toyota Motor Corp.....................    42,780    2,620,892            0.2%
    Other Securities......................            356,800,240           22.3%
                                                     ------------           -----
TOTAL JAPAN...............................            381,549,919           23.9%
                                                     ------------           -----

NETHERLANDS -- (2.3%)
    ING Groep NV..........................   176,818    2,582,787            0.2%
    Other Securities......................             37,165,846            2.3%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             39,748,633            2.5%
                                                     ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................              7,664,165            0.5%
                                                     ------------           -----

NORWAY -- (0.8%)
    Other Securities......................             13,677,480            0.9%
                                                     ------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................              4,995,980            0.3%
                                                     ------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................             21,475,741            1.3%
                                                     ------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................   748,089    4,178,973            0.3%
    Iberdrola SA..........................   577,821    4,120,522            0.3%
    Other Securities......................             31,431,391            1.9%
                                                     ------------           -----
TOTAL SPAIN...............................             39,730,886            2.5%
                                                     ------------           -----

SWEDEN -- (2.9%)
    Boliden AB............................   138,544    2,652,614            0.2%
    Svenska Cellulosa AB SCA Class B......   129,598    3,817,175            0.3%
    Other Securities......................             43,170,542            2.6%
                                                     ------------           -----
TOTAL SWEDEN..............................             49,640,331            3.1%
                                                     ------------           -----

SWITZERLAND -- (6.2%)
    Clariant AG...........................   161,329    2,966,573            0.2%
    Lonza Group AG........................    20,074    2,946,456            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                     Shares      Value++     of Net Assets**
                                                     ------      -------     ---------------

SWITZERLAND -- (Continued)
    Nestle SA......................................    99,124 $    7,570,490            0.5%
    Novartis AG....................................    52,784      4,781,631            0.3%
    Swiss Life Holding AG..........................    12,759      3,040,340            0.2%
    Swiss Re AG....................................    45,227      4,198,457            0.3%
    Zurich Insurance Group AG......................    11,738      3,097,657            0.2%
    Other Securities...............................               77,253,653            4.7%
                                                              --------------           -----
TOTAL SWITZERLAND..................................              105,855,257            6.6%
                                                              --------------           -----

UNITED KINGDOM -- (16.3%)
    Aviva P.L.C....................................   375,059      2,803,027            0.2%
    Barclays P.L.C. Sponsored ADR..................   202,899      2,887,253            0.2%
    Barratt Developments P.L.C.....................   426,314      4,016,076            0.3%
    Berkeley Group Holdings P.L.C..................    51,343      2,620,472            0.2%
    BP P.L.C. Sponsored ADR........................   198,770      7,096,089            0.4%
    HSBC Holdings P.L.C. Sponsored ADR.............   201,400      7,868,698            0.5%
    Lloyds Banking Group P.L.C..................... 3,538,676      4,016,433            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    98,472      5,165,841            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class B.    83,860      4,418,583            0.3%
    Vodafone Group P.L.C...........................   789,204      2,597,217            0.2%
    Vodafone Group P.L.C. Sponsored ADR............    90,424      2,981,285            0.2%
    WM Morrison Supermarkets P.L.C................. 1,339,028      3,472,088            0.2%
    Other Securities...............................              226,813,878           14.1%
                                                              --------------           -----
TOTAL UNITED KINGDOM...............................              276,756,940           17.4%
                                                              --------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                   38,765            0.0%
                                                              --------------           -----
TOTAL COMMON STOCKS................................            1,580,558,247           99.1%
                                                              --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                5,279,835            0.3%
                                                              --------------           -----
TOTAL PREFERRED STOCKS.............................                5,279,835            0.3%
                                                              --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                       35            0.0%
                                                              --------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                   23,853            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                    3,721            0.0%
                                                              --------------           -----

ITALY -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                   46,714            0.0%
                                                              --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

UNITED KINGDOM -- (0.0%)
       Other Securities................            $       29,595            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   103,918            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             1,585,942,000
                                                   --------------

                                                      Value+
                                            -         ------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 10,010,882    115,825,910            7.3%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,625,407,720)..............              $1,701,767,910          106.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,941,523 $   93,983,985   --    $   95,925,508
  Austria.....................           --      9,475,851   --         9,475,851
  Belgium.....................    1,124,555     29,143,271   --        30,267,826
  Canada......................  121,328,898          4,667   --       121,333,565
  China.......................           --        220,263   --           220,263
  Denmark.....................           --     25,804,571   --        25,804,571
  Finland.....................           --     32,684,131   --        32,684,131
  France......................    1,358,284    101,352,804   --       102,711,088
  Germany.....................    3,684,971     97,681,768   --       101,366,739
  Hong Kong...................      257,072     48,629,426   --        48,886,498
  Ireland.....................    2,177,158      6,475,138   --         8,652,296
  Israel......................    3,017,008      9,318,089   --        12,335,097
  Italy.......................      779,481     48,981,236   --        49,760,717
  Japan.......................    5,992,002    375,557,917   --       381,549,919
  Netherlands.................    3,774,238     35,974,395   --        39,748,633
  New Zealand.................        4,405      7,659,760   --         7,664,165
  Norway......................      936,203     12,741,277   --        13,677,480
  Portugal....................           --      4,995,980   --         4,995,980
  Singapore...................          139     21,475,602   --        21,475,741
  Spain.......................      840,935     38,889,951   --        39,730,886
  Sweden......................           --     49,640,331   --        49,640,331
  Switzerland.................    5,442,473    100,412,784   --       105,855,257
  United Kingdom..............   38,805,781    237,951,159   --       276,756,940
  United States...............       14,168         24,597   --            38,765
Preferred Stocks
  Germany.....................           --      5,279,835   --         5,279,835
Rights/Warrants
  Australia...................           --             35   --                35
  Austria.....................           --             --   --                --
  France......................           --         23,853   --            23,853
  Hong Kong...................           --          3,721   --             3,721
  Italy.......................           --             --   --                --
  Spain.......................           --         46,714   --            46,714
  United Kingdom..............           --         29,595   --            29,595
Securities Lending Collateral.           --    115,825,910   --       115,825,910
                               ------------ --------------   --    --------------
TOTAL......................... $191,479,294 $1,510,288,616   --    $1,701,767,910
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $105,020,038
Investment in Dimensional Emerging Markets Value Fund........           33,806,441
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 855,826   16,637,261
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $162,773,485).....................................          155,463,740
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                    Level 1      Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $155,463,740   --      --    $155,463,740
                                    ------------   --      --    ------------
   TOTAL........................... $155,463,740   --      --    $155,463,740
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
  COMMON STOCKS -- (94.0%)
  AUSTRALIA -- (4.1%)
      Origin Energy, Ltd................. 144,639 $   562,039            0.3%
      Other Securities...................           9,258,507            4.0%
                                                  -----------            ----
  TOTAL AUSTRALIA........................           9,820,546            4.3%
                                                  -----------            ----

  AUSTRIA -- (0.7%)
      Other Securities...................           1,647,912            0.7%
                                                  -----------            ----

  BELGIUM -- (1.2%)
      Ageas..............................  26,755   1,179,838            0.5%
      Solvay SA..........................   5,327     601,797            0.2%
      Other Securities...................           1,218,416            0.6%
                                                  -----------            ----
  TOTAL BELGIUM..........................           3,000,051            1.3%
                                                  -----------            ----

  BRAZIL -- (1.1%)
      BM&FBovespa SA..................... 257,800     762,260            0.3%
      Other Securities...................           1,884,851            0.9%
                                                  -----------            ----
  TOTAL BRAZIL...........................           2,647,111            1.2%
                                                  -----------            ----

  CANADA -- (5.4%)
      SNC-Lavalin Group, Inc.............  18,657     597,977            0.3%
      Other Securities...................          12,297,639            5.4%
                                                  -----------            ----
  TOTAL CANADA...........................          12,895,616            5.7%
                                                  -----------            ----

  CHILE -- (0.2%)
      Other Securities...................             407,021            0.2%
                                                  -----------            ----

  CHINA -- (5.9%)
      Evergrande Real Estate Group, Ltd.. 748,000     567,222            0.3%
      Other Securities...................          13,700,061            6.0%
                                                  -----------            ----
  TOTAL CHINA............................          14,267,283            6.3%
                                                  -----------            ----

  COLOMBIA -- (0.0%)
      Other Securities...................              22,933            0.0%
                                                  -----------            ----

  DENMARK -- (1.4%)
      ISS A.S............................  16,131     567,428            0.3%
      Other Securities...................           2,826,636            1.2%
                                                  -----------            ----
  TOTAL DENMARK..........................           3,394,064            1.5%
                                                  -----------            ----

  FINLAND -- (1.8%)
      Stora Enso Oyj Class R.............  61,456     570,078            0.3%
      UPM-Kymmene Oyj....................  59,550   1,114,834            0.5%
      Other Securities...................           2,654,943            1.1%
                                                  -----------            ----
  TOTAL FINLAND..........................           4,339,855            1.9%
                                                  -----------            ----

  FRANCE -- (3.8%)
      Arkema SA..........................   8,266     604,068            0.3%
      SCOR SE............................  23,193     862,377            0.4%
      Technip SA.........................  10,457     544,912            0.3%
      Other Securities...................           7,016,211            3.0%
                                                  -----------            ----
  TOTAL FRANCE...........................           9,027,568            4.0%
                                                  -----------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GERMANY -- (4.6%)
     Aurubis AG............................   9,473 $   632,795            0.3%
     Lanxess AG............................  11,884     637,728            0.3%
     Metro AG..............................  18,544     570,519            0.3%
     Osram Licht AG........................  10,289     604,625            0.3%
     ThyssenKrupp AG.......................  34,152     688,160            0.3%
     Other Securities......................           7,843,877            3.3%
                                                    -----------           -----
 TOTAL GERMANY.............................          10,977,704            4.8%
                                                    -----------           -----

 HONG KONG -- (2.3%)
     Other Securities......................           5,577,645            2.4%
                                                    -----------           -----

 INDIA -- (2.1%)
     Other Securities......................           4,970,637            2.2%
                                                    -----------           -----

 INDONESIA -- (0.4%)
     Other Securities......................             895,220            0.4%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     977,339            0.4%
     Other Securities......................             197,995            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,175,334            0.5%
                                                    -----------           -----

 ISRAEL -- (0.4%)
     Other Securities......................             997,459            0.4%
                                                    -----------           -----

 ITALY -- (2.9%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     800,310            0.4%
     Banca Popolare di Milano Scarl........ 961,134     901,847            0.4%
 *   Banco Popolare SC.....................  46,802     699,371            0.3%
     Enel Green Power SpA.................. 264,337     558,852            0.3%
     Unione di Banche Italiane SpA......... 148,196   1,108,764            0.5%
     Other Securities......................           2,927,809            1.2%
                                                    -----------           -----
 TOTAL ITALY...............................           6,996,953            3.1%
                                                    -----------           -----

 JAPAN -- (17.0%)
     Other Securities......................          40,767,795           17.9%
                                                    -----------           -----

 MALAYSIA -- (0.7%)
     Other Securities......................           1,676,715            0.7%
                                                    -----------           -----

 MEXICO -- (0.8%)
     Other Securities......................           1,826,099            0.8%
                                                    -----------           -----

 NETHERLANDS -- (1.7%)
     Koninklijke DSM NV....................  15,013     800,306            0.4%
     Other Securities......................           3,293,305            1.4%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           4,093,611            1.8%
                                                    -----------           -----

 NEW ZEALAND -- (0.6%)
     Other Securities......................           1,336,990            0.6%
                                                    -----------           -----

 NORWAY -- (0.7%)
     Other Securities......................           1,705,734            0.7%
                                                    -----------           -----

 PHILIPPINES -- (0.2%)
     Other Securities......................             372,771            0.2%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------

  POLAND -- (0.2%)
      Other Securities...................         $   467,954            0.2%
                                                  -----------            ----

  PORTUGAL -- (0.2%)
      Other Securities...................             605,004            0.3%
                                                  -----------            ----

  SINGAPORE -- (1.0%)
      Other Securities...................           2,288,074            1.0%
                                                  -----------            ----

  SOUTH AFRICA -- (1.5%)
      Other Securities...................           3,650,126            1.6%
                                                  -----------            ----

  SOUTH KOREA -- (4.5%)
      Other Securities...................          10,912,546            4.8%
                                                  -----------            ----

  SPAIN -- (2.0%)
      Banco de Sabadell SA............... 372,625     718,906            0.3%
  #   Banco Popular Espanol SA........... 161,626     614,517            0.3%
      Gamesa Corp. Tecnologica SA........  45,657     720,621            0.3%
      Other Securities...................           2,842,780            1.2%
                                                  -----------            ----
  TOTAL SPAIN............................           4,896,824            2.1%
                                                  -----------            ----

  SWEDEN -- (2.2%)
      Other Securities...................           5,364,418            2.4%
                                                  -----------            ----

  SWITZERLAND -- (3.6%)
      Baloise Holding AG.................   5,002     599,724            0.3%
      Clariant AG........................  34,996     643,518            0.3%
  *   Dufry AG...........................   4,813     562,280            0.3%
      Helvetia Holding AG................   1,207     631,287            0.3%
      Swiss Life Holding AG..............   4,475   1,066,347            0.5%
      Other Securities...................           5,177,345            2.1%
                                                  -----------            ----
  TOTAL SWITZERLAND......................           8,680,501            3.8%
                                                  -----------            ----

  TAIWAN -- (3.8%)
      Other Securities...................           9,005,436            3.9%
                                                  -----------            ----

  THAILAND -- (0.5%)
      Other Securities...................           1,293,886            0.6%
                                                  -----------            ----

  TURKEY -- (0.3%)
      Other Securities...................             614,279            0.3%
                                                  -----------            ----

  UNITED KINGDOM -- (13.7%)
      Amlin P.L.C........................  88,569     898,710            0.4%
      Barratt Developments P.L.C.........  93,654     882,264            0.4%
      Bellway P.L.C......................  25,648   1,024,453            0.5%
      Berkeley Group Holdings P.L.C......  15,152     773,336            0.3%
      Direct Line Insurance Group P.L.C.. 169,911   1,030,656            0.5%
      DS Smith P.L.C.....................  98,324     585,845            0.3%
      Greene King P.L.C..................  51,273     634,300            0.3%
      Hiscox, Ltd........................  55,044     818,547            0.4%
      Inchcape P.L.C.....................  64,830     797,309            0.4%
      Investec P.L.C.....................  68,667     572,010            0.3%
      J Sainsbury P.L.C.................. 157,214     644,174            0.3%
      Johnson Matthey P.L.C..............  16,115     640,961            0.3%
      Persimmon P.L.C....................  32,762   1,004,729            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  UNITED KINGDOM -- (Continued)
         Royal Mail P.L.C................    92,970 $    636,944            0.3%
         Smiths Group P.L.C..............    38,362      567,527            0.3%
         Taylor Wimpey P.L.C.............   341,937    1,041,662            0.5%
         Travis Perkins P.L.C............    30,859      909,544            0.4%
         TUI AG..........................    29,840      554,896            0.3%
         Other Securities................             18,842,677            7.8%
                                                    ------------          ------
  TOTAL UNITED KINGDOM...................             32,860,544           14.4%
                                                    ------------          ------
  TOTAL COMMON STOCKS....................            225,480,219           99.0%
                                                    ------------          ------

  PREFERRED STOCKS -- (0.4%)
  BRAZIL -- (0.2%)
         Other Securities................                544,248            0.2%
                                                    ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................                 44,589            0.0%
                                                    ------------          ------

  GERMANY -- (0.2%)
         Other Securities................                332,936            0.2%
                                                    ------------          ------
  TOTAL PREFERRED STOCKS.................                921,773            0.4%
                                                    ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  SOUTH KOREA -- (0.0%)
         Other Securities................                  7,658            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                  1,661            0.0%
                                                    ------------          ------

  TAIWAN -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  UNITED KINGDOM -- (0.0%)
         Other Securities................                  1,932            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                 11,251            0.0%
                                                    ------------          ------
  TOTAL INVESTMENT SECURITIES............            226,413,243
                                                    ------------

                                                      Value+
                                                      ------
  SECURITIES LENDING COLLATERAL -- (5.6%)
  (S)@   DFA Short Term Investment Fund.. 1,158,326   13,401,830            5.9%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)..........
    (Cost $231,165,559)................             $239,815,073          105.3%
                                                    ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    32,395 $  9,788,151   --    $  9,820,546
    Austria.....................          --    1,647,912   --       1,647,912
    Belgium.....................          --    3,000,051   --       3,000,051
    Brazil......................          --    2,647,111   --       2,647,111
    Canada......................  12,895,616           --   --      12,895,616
    Chile.......................      39,606      367,415   --         407,021
    China.......................          --   14,267,283   --      14,267,283
    Colombia....................      22,933           --   --          22,933
    Denmark.....................          --    3,394,064   --       3,394,064
    Finland.....................          --    4,339,855   --       4,339,855
    France......................          --    9,027,568   --       9,027,568
    Germany.....................          --   10,977,704   --      10,977,704
    Hong Kong...................          --    5,577,645   --       5,577,645
    India.......................          --    4,970,637   --       4,970,637
    Indonesia...................          --      895,220   --         895,220
    Ireland.....................          --    1,175,334   --       1,175,334
    Israel......................          --      997,459   --         997,459
    Italy.......................          --    6,996,953   --       6,996,953
    Japan.......................     170,727   40,597,068   --      40,767,795
    Malaysia....................          --    1,676,715   --       1,676,715
    Mexico......................   1,826,099           --   --       1,826,099
    Netherlands.................          --    4,093,611   --       4,093,611
    New Zealand.................          --    1,336,990   --       1,336,990
    Norway......................      53,979    1,651,755   --       1,705,734
    Philippines.................          --      372,771   --         372,771
    Poland......................          --      467,954   --         467,954
    Portugal....................          --      605,004   --         605,004
    Singapore...................          --    2,288,074   --       2,288,074
    South Africa................     364,089    3,286,037   --       3,650,126
    South Korea.................      10,549   10,901,997   --      10,912,546
    Spain.......................          --    4,896,824   --       4,896,824
    Sweden......................          --    5,364,418   --       5,364,418
    Switzerland.................          --    8,680,501   --       8,680,501
    Taiwan......................          --    9,005,436   --       9,005,436
    Thailand....................   1,293,886           --   --       1,293,886
    Turkey......................          --      614,279   --         614,279
    United Kingdom..............          --   32,860,544   --      32,860,544
  Preferred Stocks
    Brazil......................          --      544,248   --         544,248
    Colombia....................      44,589           --   --          44,589
    Germany.....................          --      332,936   --         332,936
  Rights/Warrants
    Australia...................          --           --   --              --
    South Korea.................          --        7,658   --           7,658
    Spain.......................          --        1,661   --           1,661
    Taiwan......................          --           --   --              --
    United Kingdom..............          --        1,932   --           1,932
  Securities Lending Collateral.          --   13,401,830   --      13,401,830
                                 ----------- ------------   --    ------------
  TOTAL......................... $16,754,468 $223,060,605   --    $239,815,073
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                 Percentage
                                                          Shares     Value++   of Net Assets**
                                                          ------     -------   ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    Australia & New Zealand Banking Group, Ltd..........   125,491 $ 2,427,032            0.2%
    BHP Billiton, Ltd...................................   207,411   3,401,693            0.3%
    Commonwealth Bank of Australia......................    34,977   1,899,180            0.2%
    National Australia Bank, Ltd........................   101,115   2,159,275            0.2%
    Westpac Banking Corp................................    85,643   1,907,613            0.2%
    Other Securities....................................            38,105,986            3.2%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            49,900,779            4.3%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             4,995,738            0.4%
                                                                   -----------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................    27,409   3,270,568            0.3%
    Other Securities....................................            10,388,467            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            13,659,035            1.2%
                                                                   -----------            ----

BRAZIL -- (1.0%)
    Other Securities....................................            11,923,283            1.0%
                                                                   -----------            ----

CANADA -- (5.7%)
    Royal Bank of Canada................................    64,900   3,688,267            0.3%
    Other Securities....................................            65,917,595            5.6%
                                                                   -----------            ----
TOTAL CANADA............................................            69,605,862            5.9%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             2,786,833            0.2%
                                                                   -----------            ----

CHINA -- (5.2%)
    China Construction Bank Corp. Class H............... 3,704,000   2,684,496            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,373,621            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   3,007,875            0.3%
    Other Securities....................................            55,878,294            4.7%
                                                                   -----------            ----
TOTAL CHINA.............................................            63,944,286            5.5%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               934,673            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               283,137            0.0%
                                                                   -----------            ----

DENMARK -- (1.2%)
    Other Securities....................................            15,210,927            1.3%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               113,666            0.0%
                                                                   -----------            ----

FINLAND -- (1.1%)
    Other Securities....................................            13,996,507            1.2%
                                                                   -----------            ----

FRANCE -- (5.5%)
    BNP Paribas SA......................................    31,017   1,879,543            0.2%
    Carrefour SA........................................    64,891   2,114,536            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                         Shares     Value++   of Net Assets**
                                                         ------     -------   ---------------
FRANCE -- (Continued)
    Cie de Saint-Gobain................................    48,615 $ 2,035,075            0.2%
    Cie Generale des Etablissements Michelin...........    22,408   2,229,053            0.2%
    Orange SA..........................................   123,640   2,179,983            0.2%
    Sanofi.............................................    30,105   3,036,867            0.3%
    Total SA...........................................   134,040   6,482,016            0.6%
    Other Securities...................................            47,966,935            3.9%
                                                                  -----------            ----
TOTAL FRANCE...........................................            67,924,008            5.8%
                                                                  -----------            ----

GERMANY -- (5.1%)
    Allianz SE.........................................    11,905   2,084,181            0.2%
    BASF SE............................................    46,706   3,826,334            0.3%
    Bayerische Motoren Werke AG........................    23,610   2,418,333            0.2%
    Daimler AG.........................................    63,158   5,476,666            0.5%
    Deutsche Telekom AG................................   180,747   3,385,678            0.3%
    Siemens AG.........................................    19,969   2,005,769            0.2%
    Other Securities...................................            42,995,503            3.6%
                                                                  -----------            ----
TOTAL GERMANY..........................................            62,192,464            5.3%
                                                                  -----------            ----

GREECE -- (0.0%)
    Other Securities...................................               460,028            0.0%
                                                                  -----------            ----

HONG KONG -- (2.2%)
    AIA Group, Ltd.....................................   557,400   3,264,636            0.3%
    Other Securities...................................            23,300,731            2.0%
                                                                  -----------            ----
TOTAL HONG KONG........................................            26,565,367            2.3%
                                                                  -----------            ----

HUNGARY -- (0.0%)
    Other Securities...................................               583,542            0.1%
                                                                  -----------            ----

INDIA -- (1.9%)
    Other Securities...................................            23,970,887            2.0%
                                                                  -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................             5,779,036            0.5%
                                                                  -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................             5,042,903            0.4%
                                                                  -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    38,696   2,290,416            0.2%
    Other Securities...................................             4,000,105            0.3%
                                                                  -----------            ----
TOTAL ISRAEL...........................................             6,290,521            0.5%
                                                                  -----------            ----

ITALY -- (2.2%)
    Assicurazioni Generali SpA.........................   107,535   2,037,418            0.2%
    Eni SpA............................................   166,877   2,725,143            0.3%
    Other Securities...................................            22,007,369            1.8%
                                                                  -----------            ----
TOTAL ITALY............................................            26,769,930            2.3%
                                                                  -----------            ----

JAPAN -- (17.1%)
    Hitachi, Ltd.......................................   389,000   2,244,059            0.2%
    Honda Motor Co., Ltd...............................   104,700   3,463,522            0.3%
    Mitsubishi UFJ Financial Group, Inc................   330,300   2,136,225            0.2%
    Mizuho Financial Group, Inc........................ 1,147,800   2,364,289            0.2%
    Nissan Motor Co., Ltd..............................   198,000   2,052,511            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                       Shares    Value++    of Net Assets**
                                       ------    -------    ---------------
    JAPAN -- (Continued)
        Toyota Motor Corp............. 119,100 $  7,296,594            0.6%
        Other Securities..............          191,581,719           16.3%
                                               ------------           -----
    TOTAL JAPAN.......................          211,138,919           18.0%
                                               ------------           -----

    MALAYSIA -- (0.6%)
        Other Securities..............            7,139,565            0.6%
                                               ------------           -----

    MEXICO -- (0.9%)
        Other Securities..............           10,599,647            0.9%
                                               ------------           -----

    NETHERLANDS -- (1.9%)
        Other Securities..............           23,066,643            2.0%
                                               ------------           -----

    NEW ZEALAND -- (0.3%)
        Other Securities..............            4,138,843            0.4%
                                               ------------           -----

    NORWAY -- (0.6%)
        Other Securities..............            6,918,599            0.6%
                                               ------------           -----

    PERU -- (0.0%)
        Other Securities..............              151,732            0.0%
                                               ------------           -----

    PHILIPPINES -- (0.3%)
        Other Securities..............            3,773,328            0.3%
                                               ------------           -----

    POLAND -- (0.3%)
        Other Securities..............            3,566,533            0.3%
                                               ------------           -----

    PORTUGAL -- (0.3%)
        Other Securities..............            3,080,756            0.3%
                                               ------------           -----

    RUSSIA -- (0.2%)
        Other Securities..............            2,528,624            0.2%
                                               ------------           -----

    SINGAPORE -- (0.9%)
        Other Securities..............           11,499,215            1.0%
                                               ------------           -----

    SOUTH AFRICA -- (1.6%)
        Other Securities..............           19,794,178            1.7%
                                               ------------           -----

    SOUTH KOREA -- (3.9%)
        Samsung Electronics Co., Ltd..   6,080    7,292,508            0.6%
        Other Securities..............           41,265,882            3.6%
                                               ------------           -----
    TOTAL SOUTH KOREA.................           48,558,390            4.2%
                                               ------------           -----

    SPAIN -- (2.1%)
        Banco Santander SA............ 584,900    3,267,370            0.3%
        Iberdrola SA.................. 329,606    2,350,466            0.2%
        Other Securities..............           20,023,143            1.7%
                                               ------------           -----
    TOTAL SPAIN.......................           25,640,979            2.2%
                                               ------------           -----

    SWEDEN -- (2.2%)
        Other Securities..............           26,560,090            2.3%
                                               ------------           -----

    SWITZERLAND -- (5.3%)
        ABB, Ltd...................... 100,719    1,900,134            0.2%
        Nestle SA..................... 147,224   11,244,076            1.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                            Shares     Value++     of Net Assets**
                                                            ------     -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................  46,381 $    4,201,592            0.4%
    Roche Holding AG.......................................  10,869      2,950,921            0.3%
    Syngenta AG............................................   8,330      2,798,632            0.3%
    Zurich Insurance Group AG..............................   7,742      2,043,113            0.2%
    Other Securities.......................................             40,551,910            3.2%
                                                                    --------------           -----
TOTAL SWITZERLAND..........................................             65,690,378            5.6%
                                                                    --------------           -----

TAIWAN -- (3.2%)
    Hon Hai Precision Industry Co., Ltd.................... 709,800      1,886,690            0.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR................................................... 103,887      2,281,358            0.2%
    Other Securities.......................................             35,328,890            3.0%
                                                                    --------------           -----
TOTAL TAIWAN...............................................             39,496,938            3.4%
                                                                    --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................              5,957,938            0.5%
                                                                    --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................              3,808,313            0.3%
                                                                    --------------           -----

UNITED KINGDOM -- (12.9%)
    Barclays P.L.C. Sponsored ADR.......................... 133,292      1,896,745            0.2%
    BP P.L.C. Sponsored ADR................................ 187,448      6,691,894            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..................... 107,775      4,210,769            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR (B03MM73).......  37,236      1,961,965            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR (780259206).....  60,350      3,165,961            0.3%
    SSE P.L.C..............................................  92,601      2,154,324            0.2%
    Other Securities.......................................            139,334,086           11.7%
                                                                    --------------           -----
TOTAL UNITED KINGDOM.......................................            159,415,744           13.6%
                                                                    --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                      2            0.0%
                                                                    --------------           -----
TOTAL COMMON STOCKS........................................          1,155,458,766           98.7%
                                                                    --------------           -----

PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    Other Securities.......................................              4,451,388            0.4%
                                                                    --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                122,188            0.0%
                                                                    --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                137,722            0.0%
                                                                    --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................              3,289,110            0.3%
                                                                    --------------           -----
TOTAL PREFERRED STOCKS.....................................              8,000,408            0.7%
                                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................................                     --            0.0%
                                                                    --------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                    768            0.0%
                                                                    --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

 FRANCE -- (0.0%)
        Other Securities................           $        8,406            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                      293            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                      515            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                    8,997            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   33,686            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                      217            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                   30,781            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   83,663            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)

 INDIA -- (0.0%)
        Other Securities................                      496            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,163,543,333
                                                   --------------

                                                      Value+
                                            -         ------
 SECURITIES LENDING COLLATERAL -- (5.6%)
 (S)@   DFA Short Term Investment Fund.. 5,918,311     68,474,860            5.8%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,288,470,807)..............             $1,232,018,193          105.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                           -------------------------------------------
                             Level 1     Level 2   Level 3    Total
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $ 1,176,985 $48,723,794   --    $49,900,779
           Austria........          --   4,995,738   --      4,995,738
           Belgium........     516,695  13,142,340   --     13,659,035
           Brazil.........   1,359,292  10,563,991   --     11,923,283
           Canada.........  69,605,862          --   --     69,605,862
           Chile..........     662,332   2,124,501   --      2,786,833
           China..........   4,669,005  59,275,281   --     63,944,286
           Colombia.......     934,673          --   --        934,673
           Czech Republic.          --     283,137   --        283,137
           Denmark........     284,194  14,926,733   --     15,210,927

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Egypt....................... $         -- $      113,666   --    $      113,666
  Finland.....................       72,155     13,924,352   --        13,996,507
  France......................    1,996,872     65,927,136   --        67,924,008
  Germany.....................    2,808,596     59,383,868   --        62,192,464
  Greece......................           --        460,028   --           460,028
  Hong Kong...................       57,707     26,507,660   --        26,565,367
  Hungary.....................           --        583,542   --           583,542
  India.......................      970,816     23,000,071   --        23,970,887
  Indonesia...................      119,280      5,659,756   --         5,779,036
  Ireland.....................    1,245,023      3,797,880   --         5,042,903
  Israel......................    2,561,524      3,728,997   --         6,290,521
  Italy.......................      363,923     26,406,007   --        26,769,930
  Japan.......................    3,406,441    207,732,478   --       211,138,919
  Malaysia....................           --      7,139,565   --         7,139,565
  Mexico......................   10,599,647             --   --        10,599,647
  Netherlands.................    2,651,326     20,415,317   --        23,066,643
  New Zealand.................           --      4,138,843   --         4,138,843
  Norway......................      344,925      6,573,674   --         6,918,599
  Peru........................      151,732             --   --           151,732
  Philippines.................       42,678      3,730,650   --         3,773,328
  Poland......................           --      3,566,533   --         3,566,533
  Portugal....................           --      3,080,756   --         3,080,756
  Russia......................       95,634      2,432,990   --         2,528,624
  Singapore...................           --     11,499,215   --        11,499,215
  South Africa................    2,284,807     17,509,371   --        19,794,178
  South Korea.................      881,888     47,676,502   --        48,558,390
  Spain.......................      836,615     24,804,364   --        25,640,979
  Sweden......................       97,660     26,462,430   --        26,560,090
  Switzerland.................    3,314,332     62,376,046   --        65,690,378
  Taiwan......................    2,467,954     37,028,984   --        39,496,938
  Thailand....................    5,957,938             --   --         5,957,938
  Turkey......................       23,784      3,784,529   --         3,808,313
  United Kingdom..............   35,215,634    124,200,110   --       159,415,744
  United States...............            2             --   --                 2
Preferred Stocks
  Brazil......................      907,313      3,544,075   --         4,451,388
  Chile.......................           --        122,188   --           122,188
  Colombia....................      137,722             --   --           137,722
  Germany.....................           --      3,289,110   --         3,289,110
Rights/Warrants
  Australia...................           --             --   --                --
  China.......................           --            768   --               768
  France......................           --          8,406   --             8,406
  Hong Kong...................           --            293   --               293
  Italy.......................           --             --   --                --
  Malaysia....................           --            515   --               515
  South Korea.................           --          8,997   --             8,997
  Spain.......................           --         33,686   --            33,686
  Taiwan......................           --             --   --                --
  Thailand....................           --            217   --               217
  United Kingdom..............           --         30,781   --            30,781
Bonds
  India.......................           --            496   --               496
Securities Lending Collateral.           --     68,474,860   --        68,474,860
                               ------------ --------------   --    --------------
TOTAL......................... $158,822,966 $1,073,195,227   --    $1,232,018,193
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (97.3%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,890,621 $105,442,112
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,554,372   76,620,611
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,208,807   20,320,041
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $208,990,189).................................            202,382,764
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (2.7%)
State Street Institutional Liquid Reserves, 0.140%
  (Cost $5,697,578)...................................... 5,697,578    5,697,578
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $214,687,767).................................           $208,080,342
                                                                    ============

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $202,382,764   --      --    $202,382,764
   Temporary Cash Investments......    5,697,578   --      --       5,697,578
                                    ------------   --      --    ------------
   TOTAL........................... $208,080,342   --      --    $208,080,342
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,427,297 $110,935,143
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,442,857   87,006,993
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,184,234   36,716,980
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $227,605,421).................................            234,659,116
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $227,605,421).................................           $234,659,116
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3    Total
                                   ------------ -------- ------- ------------
  Affiliated Investment Companies. $234,659,116       --   --    $234,659,116
  Futures Contracts**.............      752,227       --   --         752,227
  Forward Currency Contracts**....           -- $108,097   --         108,097
                                   ------------ --------   --    ------------
  TOTAL........................... $235,411,343 $108,097   --    $235,519,440
                                   ============ ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                          EMERGING MARKETS PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $4,321,201,335
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $3,846,697,740)........................................ $4,321,201,335
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,851,811,937
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,059,736,163)............................. $4,851,811,937
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $14,953,939,027
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,008,368,827)............................ $14,953,939,027
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BRAZIL -- (5.1%)
    AMBEV SA ADR........................................  11,551,499 $   56,255,800            0.4%
    BM&FBovespa SA......................................  12,822,223     37,912,586            0.3%
    Ultrapar Participacoes SA...........................   2,067,950     35,904,018            0.3%
    Other Securities....................................                677,447,688            4.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................                807,520,092            5.4%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                228,449,810            1.5%
                                                                     --------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 140,558,702     66,282,044            0.5%
    China Construction Bank Corp. Class H............... 176,997,302    128,279,837            0.9%
    China Mobile, Ltd...................................   3,162,000     37,891,591            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    111,337,748            0.8%
    CNOOC, Ltd..........................................  31,188,000     35,146,131            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    126,095,871            0.9%
    Ping An Insurance Group Co. of China, Ltd. Class H..   9,055,000     50,886,185            0.4%
    Tencent Holdings, Ltd...............................   9,155,700    172,108,303            1.2%
    Other Securities....................................              1,446,186,089            9.3%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,174,213,799           14.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 57,594,705            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,210,536            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 12,754,087            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 55,442,748            0.4%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,959,995            0.3%
                                                                     --------------           -----

INDIA -- (11.8%)
    Axis Bank, Ltd......................................   4,640,161     33,635,620            0.2%
    HDFC Bank, Ltd......................................   2,994,559     50,098,318            0.4%
    Infosys, Ltd........................................   2,076,360     35,933,363            0.3%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     67,337,353            0.5%
    ITC, Ltd............................................   8,357,996     42,673,743            0.3%
    Reliance Industries, Ltd............................   3,562,145     51,525,147            0.4%
    Sun Pharmaceutical Industries, Ltd..................   2,764,476     37,521,895            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,458,783            0.4%
    Other Securities....................................              1,504,703,616            9.9%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,881,887,838           12.7%
                                                                     --------------           -----

INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT................  49,075,100     37,559,907            0.3%
    Other Securities....................................                392,382,097            2.6%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                429,942,004            2.9%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------

MALAYSIA -- (3.9%)
#   Public Bank Bhd.....................................  8,524,711 $   35,839,605            0.3%
    Other Securities....................................               584,110,972            3.9%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               619,950,577            4.2%
                                                                    --------------           -----

MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A......................... 18,261,494     37,854,530            0.3%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     55,819,175            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,630,428     41,838,001            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     62,157,671            0.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,941,097     47,867,222            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 17,375,898     42,351,503            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,756,608     51,187,557            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     43,362,597            0.3%
    Other Securities....................................               413,322,354            2.6%
                                                                    --------------           -----
TOTAL MEXICO............................................               795,760,610            5.3%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                17,650,963            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities....................................               261,764,087            1.8%
                                                                    --------------           -----

POLAND -- (1.7%)
    Other Securities....................................               270,657,622            1.8%
                                                                    --------------           -----

RUSSIA -- (1.3%)
    Gazprom PAO Sponsored ADR...........................  9,142,364     38,528,957            0.3%
    Other Securities....................................               166,424,098            1.1%
                                                                    --------------           -----
TOTAL RUSSIA............................................               204,953,055            1.4%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     35,036,938            0.2%
    Bidvest Group, Ltd. (The)...........................  1,810,062     46,237,232            0.3%
    FirstRand, Ltd...................................... 13,403,743     49,115,838            0.3%
    MTN Group, Ltd......................................  9,901,001    112,719,038            0.8%
    Naspers, Ltd. Class N...............................    495,769     72,379,490            0.5%
    Sanlam, Ltd.........................................  8,202,959     37,058,722            0.3%
    Sasol, Ltd..........................................  1,199,596     38,437,056            0.3%
#   Sasol, Ltd. Sponsored ADR...........................  1,125,382     36,192,285            0.3%
    Standard Bank Group, Ltd............................  5,266,378     54,718,329            0.4%
#   Steinhoff International Holdings, Ltd...............  8,674,816     53,032,943            0.4%
    Other Securities....................................               719,184,696            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,254,112,567            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.4%)
#   Hyundai Motor Co....................................    364,834     49,834,350            0.4%
    Samsung Electronics Co., Ltd........................    369,532    443,226,108            3.0%
#   Samsung Fire & Marine Insurance Co., Ltd............    119,485     33,509,951            0.2%
    SK Hynix, Inc.......................................  1,464,740     39,199,701            0.3%
    Other Securities....................................             1,733,191,527           11.6%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,298,961,637           15.5%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------

TAIWAN -- (13.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,079,095 $   133,113,168            0.9%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     173,382,448            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,310,596      94,660,688            0.7%
    Other Securities.......................................              1,808,124,459           12.1%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,209,280,763           14.9%
                                                                       ---------------           -----

THAILAND -- (3.0%)
    PTT PCL................................................  4,968,880      38,418,275            0.3%
    Other Securities.......................................                440,973,706            2.9%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                479,391,981            3.2%
                                                                       ---------------           -----

TURKEY -- (2.1%)
    Other Securities.......................................                338,179,107            2.3%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             14,470,638,583           97.4%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.0%)

BRAZIL -- (1.9%)
    Itau Unibanco Holding SA...............................  9,694,322      66,580,726            0.5%
    Itau Unibanco Holding SA ADR...........................  7,267,963      49,785,546            0.3%
    Other Securities.......................................                195,486,933            1.3%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                311,853,205            2.1%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  2,999,365            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 12,115,153            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                326,967,723            2.2%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    Other Securities.......................................                     12,422            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    175,959            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    450,531            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                     68,373            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                    707,285            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................            $       109,543            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             14,798,423,134
                                                   ---------------

                                                       Value+
                                            -          ------             -
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 98,907,352   1,144,358,063            7.7%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)..........
  (Cost $17,113,195,507).............              $15,942,781,197          107.3%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  185,698,474 $   621,821,618   --    $   807,520,092
  Chile.......................     71,624,366     156,825,444   --        228,449,810
  China.......................    224,398,662   1,949,815,137   --      2,174,213,799
  Colombia....................     57,594,705              --   --         57,594,705
  Czech Republic..............             --      32,210,536   --         32,210,536
  Egypt.......................             --      12,754,087   --         12,754,087
  Greece......................        616,094      54,826,654   --         55,442,748
  Hungary.....................        249,821      39,710,174   --         39,959,995
  India.......................    128,076,768   1,753,811,070   --      1,881,887,838
  Indonesia...................     18,524,862     411,417,142   --        429,942,004
  Malaysia....................             --     619,950,577   --        619,950,577
  Mexico......................    795,760,393             217   --        795,760,610
  Peru........................     17,650,963              --   --         17,650,963
  Philippines.................      7,501,228     254,262,859   --        261,764,087
  Poland......................             --     270,657,622   --        270,657,622
  Russia......................      5,860,618     199,092,437   --        204,953,055
  South Africa................    121,053,657   1,133,058,910   --      1,254,112,567
  South Korea.................     72,220,097   2,226,741,540   --      2,298,961,637
  Taiwan......................    117,206,656   2,092,074,107   --      2,209,280,763
  Thailand....................    478,931,452         460,529   --        479,391,981
  Turkey......................      2,889,033     335,290,074   --        338,179,107
Preferred Stocks
  Brazil......................    102,755,590     209,097,615   --        311,853,205
  Chile.......................             --       2,999,365   --          2,999,365
  Colombia....................     12,115,153              --   --         12,115,153
Rights/Warrants
  Hong Kong...................             --          12,422   --             12,422
  Malaysia....................             --         175,959   --            175,959
  Poland......................             --              --   --                 --
  South Korea.................             --         450,531   --            450,531
  Taiwan......................             --              --   --                 --
  Thailand....................             --          68,373   --             68,373
Bonds
  India.......................             --         109,543   --            109,543
Securities Lending Collateral.             --   1,144,358,063   --      1,144,358,063
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,420,728,592 $13,522,052,605   --    $15,942,781,197
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                 Enhanced U.S.
                                                                     Large     U.S. Large Cap
                                                                    Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                   Portfolio     Portfolio*   Value Portfolio Value Portfolio*
-                                                                ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   15,873,346              --
Investments at Value (including $50,351, $39,844, $0 and
 $1,517,302 of securities on loan, respectively)................ $    202,979   $    696,498              --    $  7,122,004
Temporary Cash Investments at Value & Cost......................           --            803              --          40,738
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................       51,365         36,101              --       1,274,928
Cash............................................................        5,790             --              --              77
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --          1,129              --          19,632
  Dividends and Tax Reclaims....................................          717            741              --           2,752
  Securities Lending Income.....................................           11             15              --             589
  Fund Shares Sold..............................................          137          1,524          17,123           5,977
Prepaid Expenses and Other Assets...............................           13             16             105              62
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      261,012        736,827      15,890,574       8,466,759
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             20              --              --
  Upon Return of Securities Loaned..............................       51,365         36,101              --       1,274,928
  Investment Securities/Affiliated Investment Company
   Purchased....................................................        5,030            649              --          20,094
  Fund Shares Redeemed..........................................           11            785          80,104           5,692
  Due to Advisor................................................           34             70           1,976           2,099
  Futures Margin Variation......................................          911             --              --              --
Accrued Expenses and Other Liabilities..........................           20             58             559             479
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................       57,371         37,683          82,639       1,303,292
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:.....................................................
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $40,159 and shares outstanding of 0; 0; 0 and 1,861,151,
 respectively...................................................          N/A            N/A             N/A    $      21.58
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $135,412 and shares outstanding of 0; 0; 0 and 6,295,289,
 respectively...................................................          N/A            N/A             N/A    $      21.51
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $203,641;
 $699,144; $15,807,935 and $6,987,896 and shares
 outstanding of 16,234,364; 54,382,736; 475,150,278 and
 324,185,677, respectively...................................... $      12.54   $      12.86  $        33.27    $      21.56
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   11,374,012    $         --
                                                                 ------------   ------------  --------------    ------------
Investments at Cost............................................. $    203,085   $    665,207  $           --    $  6,198,992
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    190,374   $    668,084  $   10,635,005    $  5,936,565
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................           48          1,341          29,922           8,044
Accumulated Net Realized Gain (Loss)............................       12,534         (1,572)        643,674         295,846
Net Unrealized Appreciation (Depreciation)......................          685         31,291       4,499,334         923,012
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,941,525,
 $1,792,626, $2,233,153 and $685,194 of securities
 on loan, respectively)..............................  $   11,465,574  $   13,217,437 $   15,151,126 $    3,628,981
Temporary Cash Investments at Value & Cost...........         148,687          45,710         45,061         29,019
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,662,904       1,451,407      1,724,551        582,015
Cash.................................................              48              --             --             --
Receivables:
  Investment Securities Sold.........................          96,000           5,567          9,899          6,767
  Dividends..........................................           2,849          12,254         14,275          2,817
  Securities Lending Income..........................             811             584            808            278
  Fund Shares Sold...................................          16,622          18,738         13,781          2,096
Prepaid Expenses and Other Assets....................              94             141            179             48
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      13,393,589      14,751,838     16,959,680      4,252,021
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...................................              --             222            195              1
  Upon Return of Securities Loaned...................       1,662,904       1,451,407      1,724,551        582,015
  Investment Securities Purchased....................          38,532          12,325         25,188         14,487
  Fund Shares Redeemed...............................           6,265           9,620          5,902          2,877
  Due to Advisor.....................................           4,928           1,857          2,512            913
Accrued Expenses and Other Liabilities...............             698             633            768            199
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,713,327       1,476,064      1,759,116        600,492
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,680,262; $13,275,774; $15,200,564 and
 $3,651,529 and shares outstanding of
 353,042,332; 741,605,495; 880,670,994 and
 225,076,291, respectively...........................  $        33.08  $        17.90 $        17.26 $        16.22
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,213,439  $    9,940,683 $   11,101,161 $    2,697,099
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,939,098  $    9,817,893 $   10,832,003 $    2,596,160
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           6,188          21,625         25,434          4,454
Accumulated Net Realized Gain (Loss).................         482,841         159,502        293,162        119,033
Net Unrealized Appreciation (Depreciation)...........       2,252,135       3,276,754      4,049,965        931,882
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,328,280, $898,051,
 $354,060 and $179,932 of securities on loan,
 respectively).............................................. $   10,551,871 $    4,984,595 $  6,539,667  $  3,133,692
Temporary Cash Investments at Value & Cost..................         20,271         30,728       10,968            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,235,539        859,652      252,029       181,845
Foreign Currencies at Value.................................             --             --           --         1,300
Cash........................................................             66            100           --         8,959
Receivables:
  Investment Securities Sold................................         30,441         10,470           25            --
  Dividends and Tax Reclaims................................          2,922          1,883        6,050         7,967
  Securities Lending Income.................................            973            479           26           167
  Fund Shares Sold..........................................         18,016          1,423        3,480         1,375
Prepaid Expenses and Other Assets...........................             44             38           63            26
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,860,143      5,889,368    6,812,208     3,335,331
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,235,539        859,652      252,029       181,845
  Investment Securities Purchased...........................            859         19,317        3,094            71
  Fund Shares Redeemed......................................          3,551            906        2,843         2,182
  Due to Advisor............................................          3,097          2,096          740           660
Accrued Expenses and Other Liabilities......................            555            306          310           239
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,243,601        882,277      259,016       184,997
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,616,542; $5,007,091; $6,553,192 and $3,150,334
 and shares outstanding of 344,285,171; 263,465,630;
 198,346,245 and 154,744,046, respectively.................. $        30.84 $        19.00 $      33.04  $      20.36
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    8,474,761 $    3,605,086 $  4,568,269  $  2,737,226
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      1,298
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,043,015 $    3,361,968 $  4,685,103  $  3,035,771
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          7,767          2,845         (120)        8,542
Accumulated Net Realized Gain (Loss)........................        488,650        262,769     (103,189)     (290,399)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           (48)
Net Unrealized Appreciation (Depreciation)..................      2,077,110      1,379,509    1,971,398       396,468
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                              International       Small      Japanese Small    Small
                                                               Core Equity       Company        Company       Company
                                                               Portfolio*       Portfolio      Portfolio     Portfolio
                                                             --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    9,183,489   $    464,287  $    200,339
Investments at Value (including $961,874, $0, $0 and $0
 of securities on loan, respectively)....................... $   14,345,363              --             --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        999,853              --             --            --
Foreign Currencies at Value.................................          4,912              --             --            --
Cash........................................................         73,586             133             --            --
Receivables:
Investment Securities Sold..................................          1,271              --             --            --
  Dividends and Tax Reclaims................................         34,913              --             --            --
  Securities Lending Income.................................          1,400              --             --            --
  Fund Shares Sold..........................................         15,192         146,021              5            --
Unrealized Gain on Foreign Currency Contracts...............            257              --             --            --
Prepaid Expenses and Other Assets...........................            208              43              7             8
                                                             --------------  --------------   ------------  ------------
     Total Assets...........................................     15,476,955       9,329,686        464,299       200,347
                                                             --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        999,853              --             --            --
  Investment Securities Purchased...........................         43,023              --             --            --
  Fund Shares Redeemed......................................          8,242           2,713            134            --
  Due to Advisor............................................          4,223           3,100            157            67
Accrued Expenses and Other Liabilities......................          1,046             381             11            10
                                                             --------------  --------------   ------------  ------------
     Total Liabilities......................................      1,056,387           6,194            302            77
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,420,568; $9,323,492; $463,997 and $200,270 and
 shares outstanding of 1,233,415,586; 524,490,688;
 22,680,456 and 10,509,822, respectively.................... $        11.69  $        17.78   $      20.46  $      19.06
                                                             ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                             ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --  $    8,450,933   $    427,037  $    239,209
                                                             ==============  ==============   ============  ============
Investments at Cost......................................... $   13,862,815  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
Foreign Currencies at Cost.................................. $        4,908  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   14,222,598  $    8,357,634   $    479,514  $    273,164
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,301          34,648          1,497            83
Accumulated Net Realized Gain (Loss)........................       (301,605)        198,899        (54,208)      (34,103)
Net Unrealized Foreign Exchange Gain (Loss).................           (278)           (245)           (56)           (4)
Net Unrealized Appreciation (Depreciation)..................        482,552         732,556         37,250       (38,870)
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                  DFA
                                                   United      Continental   International    DFA Global          DFA
                                                Kingdom Small     Small       Real Estate     Real Estate    International
                                                   Company       Company      Securities      Securities       Small Cap
                                                  Portfolio     Portfolio     Portfolio*       Portfolio    Value Portfolio*
                                                ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies
 at Value...................................... $     35,645  $    278,064              --  $    3,022,957               --
Investments at Value (including $0, $0,
 $110,637, $369,586 and $888,702 of
 securities on loan, respectively).............           --            --  $    3,515,243       1,012,014   $   12,419,745
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost.....................           --            --         141,485         379,932          960,172
Foreign Currencies at Value....................           --            --           6,698              --           44,849
Cash...........................................           --            --           7,462          23,428           27,629
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold................................           --            --              51              --           56,989
  Dividends and Tax Reclaims...................           --            --          12,297           1,005           35,981
  Securities Lending Income....................           --            --              95              33            1,930
  Fund Shares Sold.............................           --            64           1,367           2,204            5,850
Unrealized Gain on Foreign Currency
 Contracts.....................................           --            --               3              --               --
Prepaid Expenses and Other Assets..............            6             7              17              52               97
                                                ------------  ------------  --------------  --------------   --------------
     Total Assets..............................       35,651       278,135       3,684,718       4,441,625       13,553,242
                                                ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............           --            --         141,485         379,932          960,172
  Investment Securities/Affiliated Investment
   Company Purchased...........................           --            --             936              --            4,345
  Fund Shares Redeemed.........................           --             2           1,215           1,611            3,202
  Due to Advisor...............................           11            94             738              17            6,897
Unrealized Loss on Foreign Currency
 Contracts.....................................           --            --              --              --                1
Accrued Expenses and Other Liabilities.........            3            15             252             149            1,050
                                                ------------  ------------  --------------  --------------   --------------
     Total Liabilities.........................           14           111         144,626         381,709          975,667
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $35,637; $278,024; $3,540,092;
 $4,059,916 and $12,577,575 and shares
 outstanding of 1,003,742; 13,403,697;
 671,223,306; 383,278,639 and 647,142,906,
 respectively.................................. $      35.50  $      20.74  $         5.27  $        10.59   $        19.44
                                                ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED....................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies
 at Cost....................................... $     24,851  $    246,159  $           --  $    2,430,621   $           --
                                                ============  ============  ==============  ==============   ==============
Investments at Cost............................ $         --  $          1  $    3,264,732  $      968,979   $   11,104,010
                                                ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost..................... $         --  $         --  $        6,834  $           --   $       44,879
                                                ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $     23,177  $    262,917  $    3,767,966  $    3,412,033   $   11,051,621
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................          207           248        (221,598)         50,527           44,763
Accumulated Net Realized Gain (Loss)...........        1,455       (17,161)       (256,654)        (38,015)         165,223
Net Unrealized Foreign Exchange Gain
 (Loss)........................................            4           116               3              --              263
Net Unrealized Appreciation (Depreciation).....       10,794        31,904         250,375         635,371        1,315,705
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                      International                 World ex U.S.  World ex U.S.  World Core
                                                      Vector Equity  World ex U.S.  Targeted Value  Core Equity     Equity
                                                       Portfolio*   Value Portfolio   Portfolio*    Portfolio*    Portfolio
                                                      ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................           --   $    155,464              --            --  $    202,383
Investments at Value (including $110,906, $0,
 $12,962, $68,252 and $0 of securities on loan,
 respectively)....................................... $  1,585,942             --    $    226,413  $  1,163,543            --
Temporary Cash Investments at Value & Cost...........           --             --              --            --         5,698
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      115,826             --          13,402        68,475            --
Foreign Currencies at Value..........................          820             --             280           883            --
Cash.................................................        4,540             --             385         3,659            --
Receivables:
  Investment Securities Sold.........................          120             --              --            --            --
  Dividends and Tax Reclaims.........................        4,034             --             402         2,266            --
  Securities Lending Income..........................          171             --              21           108            --
  Fund Shares Sold...................................          959            356             563         1,530           195
Prepaid Expenses and Other Assets....................           37             14              35            26            13
                                                      ------------   ------------    ------------  ------------  ------------
    Total Assets.....................................    1,712,449        155,834         241,501     1,240,490       208,289
                                                      ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      115,826             --          13,402        68,475            --
  Investment Securities Purchased....................           33             --             245            24         5,600
  Fund Shares Redeemed...............................          928            465              --           668            20
  Due to Advisor.....................................          603             48             113           306             2
  Line of Credit.....................................           --             12              --            --            --
Accrued Expenses and Other Liabilities...............          145              8              10           189            12
                                                      ------------   ------------    ------------  ------------  ------------
    Total Liabilities................................      117,535            533          13,770        69,662         5,634
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,594,914; $155,301; $227,731; $1,170,828 and
 $202,655 and shares outstanding of
 148,261,851; 15,114,137; 19,907,786;
 119,073,991 and 15,658,706, respectively............ $      10.76   $      10.28    $      11.44  $       9.83  $      12.94
                                                      ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                      ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost................................................ $         --   $    162,773    $         --  $         --  $    208,990
                                                      ============   ============    ============  ============  ============
Investments at Cost.................................. $  1,509,582   $         --    $    217,764  $  1,219,996  $         --
                                                      ============   ============    ============  ============  ============
Foreign Currencies at Cost........................... $        820   $         --    $        280  $        884  $         --
                                                      ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $  1,509,728   $    162,750    $    231,768  $  1,233,283  $    209,879
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        3,889            517              10         3,451           121
Accumulated Net Realized Gain (Loss).................        4,956           (645)        (12,694)       (9,440)         (738)
Net Unrealized Foreign Exchange Gain (Loss)..........          (19)           (37)             (2)          (13)           --
Net Unrealized Appreciation (Depreciation)...........       76,360         (7,284)          8,649       (56,453)       (6,607)
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                              Selectively
                                                             Hedged Global   Emerging      Emerging       Emerging
                                                                Equity        Markets    Markets Small  Markets Value
                                                               Portfolio     Portfolio   Cap Portfolio    Portfolio
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    234,659  $  4,321,201  $  4,851,812  $   14,953,939
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          432            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................        9,883            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends and Tax Reclaims................................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           62         5,058         2,096          11,141
Unrealized Gain on Forward Currency Contracts...............          146            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           19            50            38              98
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      245,201     4,326,309     4,853,946      14,965,178
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           --         3,041         6,724          50,484
  Due to Advisor............................................           --         1,486         1,859           5,126
  Futures Margin Variation..................................           44            --            --              --
Unrealized Loss on Forward Currency Contracts...............           38            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           13           252           189             604
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................           95         4,779         8,772          56,214
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $        N/A  $        N/A  $        N/A  $        22.18
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $      13.50  $      22.17  $      18.51  $        22.22
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    227,605  $  3,846,698  $  5,059,736  $   18,008,369
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    232,888  $  3,963,869  $  5,011,759  $   18,892,127
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        5,058         5,762        14,144          24,502
Accumulated Net Realized Gain (Loss)........................         (754)     (122,460)       25,202        (964,819)
Net Unrealized Foreign Exchange Gain (Loss).................          108          (144)         (465)            166
Net Unrealized Appreciation (Depreciation)..................        7,806       474,503      (205,466)     (3,043,012)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============

                                                                Emerging
                                                              Markets Core
                                                                 Equity
                                                               Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............ $   14,798,423
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,144,358
Segregated Cash for Futures Contracts.......................             --
Foreign Currencies at Value.................................         42,940
Cash........................................................         14,601
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,320
  Dividends and Tax Reclaims................................          8,138
  Securities Lending Income.................................          4,005
  Fund Shares Sold..........................................         30,295
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              5
Prepaid Expenses and Other Assets...........................            187
                                                             --------------
    Total Assets............................................     16,045,272
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,144,358
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         21,673
  Fund Shares Redeemed......................................         13,390
  Due to Advisor............................................          6,930
  Futures Margin Variation..................................             --
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              2
Accrued Expenses and Other Liabilities......................          2,041
                                                             --------------
    Total Liabilities.......................................      1,188,394
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $          N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $        16.81
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   15,968,837
                                                             ==============
Foreign Currencies at Cost.................................. $       42,790
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   16,502,749
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,752
Accumulated Net Realized Gain (Loss)........................       (492,799)
Net Unrealized Foreign Exchange Gain (Loss).................           (560)
Net Unrealized Appreciation (Depreciation)..................     (1,170,264)
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio  Portfolio  Portfolio*   Portfolio
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $0,
   respectively).......................................................       --         --   $ 356,189           --
  Income from Securities Lending.......................................       --         --       3,849           --
  Expenses Allocated from Affiliated Investment Company................       --         --     (17,157)          --
                                                                         -------    -------   ---------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................       --         --     342,881           --
                                                                         -------    -------   ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $24,
   respectively).......................................................  $    91    $10,124          --    $  98,852
  Interest.............................................................    1,522         --          --           --
  Income from Securities Lending.......................................       19        125          --        6,829
                                                                         -------    -------   ---------    ---------
    Total Investment Income............................................    1,632     10,249          --      105,681
                                                                         -------    -------   ---------    ---------
Fund Expenses
  Investment Advisory Services Fees....................................      424        784      10,815       22,368
  Administrative Services Fees.........................................       --         --      16,886           --
  Accounting & Transfer Agent Fees.....................................       17         35          93          368
  S&P 500(R) Fees......................................................        8         --          --           --
  Custodian Fees.......................................................        7         28          --          111
  Shareholder Servicing Fees --
   Class R1 Shares.....................................................       --         --          --           33
   Class R2 Shares.....................................................       --         --          --          274
  Filing Fees..........................................................       20         67         289          293
  Shareholders' Reports................................................        8         15         463          250
  Directors'/Trustees' Fees & Expenses.................................        1          2          76           28
  Professional Fees....................................................        6         10          46          120
  Other................................................................       14         28         835          373
                                                                         -------    -------   ---------    ---------
    Total Expenses.....................................................      505        969      29,503       24,218
                                                                         -------    -------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................       --         25      (4,326)          --
  Fees Paid Indirectly (Note C)........................................       (3)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Expenses.........................................................      502        994      25,177       24,218
                                                                         -------    -------   ---------    ---------
  Net Investment Income (Loss).........................................    1,130      9,255     317,704       81,463
                                                                         -------    -------   ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........................................    4,580     (1,560)    681,400      315,026
   Futures.............................................................   15,372        (12)        (35)        (296)
   Foreign Currency Transactions.......................................      629         --          --           --
   In-Kind Redemptions.................................................       --     10,024          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................   (4,383)    (4,105)   (815,432)    (527,329)
   Futures.............................................................   (6,267)        --           4           --
   Translation of Foreign Currency Denominated Amounts.................     (191)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Realized and Unrealized Gain (Loss)..............................    9,740      4,347    (134,063)    (212,599)
                                                                         -------    -------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $10,870    $13,602   $ 183,641    $(131,136)
                                                                         =======    =======   =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                        U.S. Small  U.S. Core U.S. Core  U.S. Vector
                                                                        Cap Value   Equity 1  Equity 2     Equity
                                                                        Portfolio   Portfolio Portfolio   Portfolio
                                                                       -----------  --------- ---------  -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $68, $56, $58 and $13,
   respectively)...................................................... $   192,300  $226,889  $ 261,847   $  63,066
  Income from Securities Lending......................................      10,045     6,137      8,512       3,215
                                                                       -----------  --------  ---------   ---------
     Total Investment Income..........................................     202,345   233,026    270,359      66,281
                                                                       -----------  --------  ---------   ---------
Expenses
  Investment Advisory Services Fees...................................      59,499    20,824     28,377      10,933
  Accounting & Transfer Agent Fees....................................         674       693        802         211
  Custodian Fees......................................................         182       170        189          65
  Filing Fees.........................................................         255       408        456         107
  Shareholders' Reports...............................................         348       248        306         130
  Directors'/Trustees' Fees & Expenses................................          57        56         66          17
  Professional Fees...................................................         234       232        270          72
  Other...............................................................         737       740        856         237
                                                                       -----------  --------  ---------   ---------
     Total Expenses...................................................      61,986    23,371     31,322      11,772
                                                                       -----------  --------  ---------   ---------
  Net Investment Income (Loss)........................................     140,359   209,655    239,037      54,509
                                                                       -----------  --------  ---------   ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................     522,294   164,919    305,920     127,309
    Futures...........................................................      (2,510)       --      1,793        (811)
    In-Kind Redemptions...............................................      12,630    48,790         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  (1,025,518)  (56,468)  (307,072)   (193,154)
                                                                       -----------  --------  ---------   ---------
  Net Realized and Unrealized Gain (Loss).............................    (493,104)  157,241        641     (66,656)
                                                                       -----------  --------  ---------   ---------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (352,745) $366,896  $ 239,678   $ (12,147)
                                                                       ===========  ========  =========   =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate     Large Cap
                                                                  U.S. Small    U.S. Micro   Securities International
                                                                 Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                 ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $28, $20, $0 and
   $7,836, respectively)........................................   $ 138,012     $  62,002   $ 199,351    $  92,447
  Income from Securities Lending................................      12,245         6,440         546        3,064
                                                                   ---------     ---------   ---------    ---------
     Total Investment Income....................................     150,257        68,442     199,897       95,511
                                                                   ---------     ---------   ---------    ---------
Expenses
  Investment Advisory Services Fees.............................      35,759        25,481      11,597        7,966
  Accounting & Transfer Agent Fees..............................         579           292         389          192
  Custodian Fees................................................         174            97          75          322
  Filing Fees...................................................         246            96         103           86
  Shareholders' Reports.........................................         315           159         259          155
  Directors'/Trustees' Fees & Expenses..........................          47            25          34           16
  Professional Fees.............................................         194            99         137          117
  Other.........................................................         617           325         443          249
                                                                   ---------     ---------   ---------    ---------
     Total Expenses.............................................      37,931        26,574      13,037        9,103
                                                                   ---------     ---------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................          --            --        (755)          --
  Fees Paid Indirectly (Note C).................................          --            --          --          (10)
                                                                   ---------     ---------   ---------    ---------
     Net Expenses...............................................      37,931        26,574      12,282        9,093
                                                                   ---------     ---------   ---------    ---------
  Net Investment Income (Loss)..................................     112,326        41,868     187,615       86,418
                                                                   ---------     ---------   ---------    ---------
Realized and Unrealized Gain (Loss).............................
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     532,485       283,555     119,527      (50,887)
    Futures.....................................................          --        (2,258)         --          769
    Foreign Currency Transactions...............................          --            --          --         (528)
    In-Kind Redemptions.........................................      28,254        12,861     258,319       33,199
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (457,527)     (281,159)   (219,248)    (155,643)
    Translation of Foreign Currency Denominated Amounts.........          --            --          --          142
                                                                   ---------     ---------   ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................     103,212        12,999     158,598     (172,948)
                                                                   ---------     ---------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $ 215,538     $  54,867   $ 346,213    $ (86,530)
                                                                   =========     =========   =========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      International  Japanese  Asia Pacific
                                                                        International     Small       Small       Small
                                                                         Core Equity     Company     Company     Company
                                                                          Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                        ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $17,982, $855 and
   $206, respectively).................................................          --     $ 236,159    $ 7,736     $ 10,001
  Income from Securities Lending.......................................          --        20,345        856          760
  Expenses Allocated from Affiliated Investment Companies..............          --       (11,146)      (600)        (335)
                                                                          ---------     ---------    -------     --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.............................................          --       245,358      7,992       10,426
                                                                          ---------     ---------    -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $31,890, $0, $0 and $0,
   respectively).......................................................   $ 387,187            17         --           --
  Income from Securities Lending.......................................      18,773            --         --           --
                                                                          ---------     ---------    -------     --------
     Total Investment Income...........................................     405,960            17         --           --
                                                                          ---------     ---------    -------     --------
Fund Expenses
  Investment Advisory Services Fees....................................      47,090        10,284        647          282
  Administrative Services Fees.........................................          --        25,866      1,386          794
  Accounting & Transfer Agent Fees.....................................         770            54          4            3
  Custodian Fees.......................................................       1,570             2         --           --
  Filing Fees..........................................................         531           158         19           19
  Shareholders' Reports................................................         408           311          8            8
  Directors'/Trustees' Fees & Expenses.................................          61            43          2            2
  Professional Fees....................................................         340            42          1            1
  Other................................................................         932           491         30           18
                                                                          ---------     ---------    -------     --------
     Total Expenses....................................................      51,702        37,251      2,097        1,127
                                                                          ---------     ---------    -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................          --            --       (129)         (56)
  Fees Paid Indirectly (Note C)........................................         (72)           --         --           --
                                                                          ---------     ---------    -------     --------
  Net Expenses.........................................................      51,630        37,251      1,968        1,071
                                                                          ---------     ---------    -------     --------
  Net Investment Income (Loss).........................................     354,330       208,124      6,024        9,355
                                                                          ---------     ---------    -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................       4,776       376,613     12,888       (2,042)
    Futures............................................................          --        (4,583)        --           --
    Foreign Currency Transactions......................................      (2,904)       (2,876)      (355)        (202)
    In-Kind Redemptions................................................     163,544            --         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    (679,030)     (293,604)    20,984      (43,082)
    Futures............................................................          --           (22)        --           --
    Translation of Foreign Currency Denominated Amounts................         330           344         68           (3)
                                                                          ---------     ---------    -------     --------
  Net Realized and Unrealized Gain (Loss)..............................    (513,284)       75,872     33,585      (45,329)
                                                                          ---------     ---------    -------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................   $(158,954)    $ 283,996    $39,609     $(35,974)
                                                                          =========     =========    =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                   United                    DFA                       DFA
                                                                  Kingdom   Continental International DFA Global  International
                                                                   Small       Small     Real Estate  Real Estate   Small Cap
                                                                  Company     Company    Securities   Securities      Value
                                                                 Portfolio* Portfolio*    Portfolio    Portfolio    Portfolio
                                                                 ---------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $791, $0, $0
   and $0, respectively)........................................   $1,243     $ 5,436            --          --            --
  Income from Securities Lending................................       21         728            --          --            --
  Expenses Allocated from Affiliated Investment Company.........      (40)       (298)           --          --            --
                                                                   ------     -------     ---------    --------     ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................    1,224       5,866            --          --            --
                                                                   ------     -------     ---------    --------     ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $15,269,
   $0 and $21,633, respectively)................................       --          --     $ 127,870    $ 10,901     $ 305,219
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --          --            --     145,117            --
  Income from Securities Lending................................       --          --         2,505          64        18,981
                                                                   ------     -------     ---------    --------     ---------
    Total Fund Investment Income................................       --          --       130,375     156,082       324,200
                                                                   ------     -------     ---------    --------     ---------
Fund Expenses
  Investment Advisory Services Fees.............................       51         390         9,270       8,217        80,364
  Administrative Services Fees..................................      100         620            --          --            --
  Accounting & Transfer Agent Fees..............................        3           2           200          24           708
  Custodian Fees................................................       --          --           376           8         1,867
  Filing Fees...................................................       15          30           131         176           245
  Shareholders' Reports.........................................        3           8           126         200           413
  Directors'/Trustees' Fees & Expenses..........................       --           1            15          17            58
  Professional Fees.............................................        2           1            85          23           303
  Other.........................................................        3          12           208         187           886
                                                                   ------     -------     ---------    --------     ---------
    Total Expenses..............................................      177       1,064        10,411       8,852        84,844
                                                                   ------     -------     ---------    --------     ---------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).....................................................      (11)        (78)           --      (7,007)           --
  Fees Paid Indirectly (Note C).................................       --          --           (16)         --           (32)
                                                                   ------     -------     ---------    --------     ---------
  Net Expenses..................................................      166         986        10,395       1,845        84,812
                                                                   ------     -------     ---------    --------     ---------
  Net Investment Income (Loss)..................................    1,058       4,880       119,980     154,237       239,388
                                                                   ------     -------     ---------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................................    2,661       7,314       (17,379)        188       203,049
   Affiliated Investment Companies Shares Sold..................       --          --            --      (1,351)           --
   Futures......................................................       --        (267)           --          --        (5,555)
   Foreign Currency Transactions................................        3         (64)       (1,791)         --        (4,926)
   In-Kind Redemptions..........................................       --          --            --          --       193,547
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................     (569)      7,186      (116,739)     43,036      (244,703)
   Affiliated Investment Companies Shares.......................       --          --            --     (78,977)           --
   Futures......................................................       --           3            --          --            --
   Translation of Foreign Currency Denominated Amounts..........        1          (4)          284          --         1,015
                                                                   ------     -------     ---------    --------     ---------
  Net Realized and Unrealized Gain (Loss).......................    2,096      14,168      (135,625)    (37,104)      142,427
                                                                   ------     -------     ---------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $3,154     $19,048     $ (15,645)   $117,133     $ 381,815
                                                                   ======     =======     =========    ========     =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      World ex U.S.
                                                          International World ex U.S.   Targeted    World ex U.S. World Core
                                                          Vector Equity     Value         Value      Core Equity    Equity
                                                            Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                          ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $354,
   $205, $0 and $0, respectively)........................         --      $  3,750      $  1,435      $    603          --
  Income Distributions Received from Affiliated
   Investment Companies..................................         --           205         2,306            --     $ 2,837
  Income from Securities Lending.........................         --           138           139            --          --
  Expenses Allocated from Affiliated Investment
   Companies.............................................         --          (239)          (89)           --          --
                                                            --------      --------      --------      --------     -------
    Total Net Investment Income Received from
     Affiliated Investment Companies.....................         --         3,854         3,791           603       2,837
                                                            --------      --------      --------      --------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,513,
   $0, $41, $2,034 and $0, respectively).................   $ 43,258            --           559        21,944           1
  Income from Securities Lending.........................      2,288            --            26           902          --
                                                            --------      --------      --------      --------     -------
    Total Investment Income..............................     45,546            --           585        23,449           1
                                                            --------      --------      --------      --------     -------
Fund Expenses
  Investment Advisory Services Fees......................      6,833           609         1,181         3,142         430
  Accounting & Transfer Agent Fees.......................        101             2             5            46           4
  Custodian Fees.........................................        291            --             3           473           1
  Filing Fees............................................         90            24            42           123          32
  Shareholders' Reports..................................         85             4             7            46           3
  Directors'/Trustees' Fees & Expenses...................          7             1             1             2          --
  Professional Fees......................................         34             4             5            18           1
  Other..................................................        126             7            13            35           8
                                                            --------      --------      --------      --------     -------
    Total Expenses.......................................      7,567           651         1,257         3,885         479
                                                            --------      --------      --------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)..............................................         --          (281)         (839)         (418)       (429)
  Fees Paid Indirectly (Note C)..........................         (8)           --            (2)          (11)         --
                                                            --------      --------      --------      --------     -------
  Net Expenses...........................................      7,559           370           416         3,456          50
                                                            --------      --------      --------      --------     -------
  Net Investment Income (Loss)...........................     37,987         3,484         3,960        19,993       2,788
                                                            --------      --------      --------      --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --           169         1,932            --         171
  Net Realized Gain (Loss) on:
   Investment Securities Sold............................      5,992            --          (356)          534          --
   Affiliated Investment Companies Shares Sold...........         --         1,061       (13,958)       (9,894)       (905)
   Futures...............................................         --            --          (347)          171          --
   Foreign Currency Transactions.........................       (490)          (65)         (169)         (238)         --
   In-Kind Redemptions...................................     10,623            --            --            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............    (79,483)           --         8,649       (56,453)         --
   Affiliated Investment Companies Shares................         --       (16,458)       (6,911)        2,100      (4,000)
   Translation of Foreign Currency Denominated
    Amounts..............................................         54             7            (2)          (13)         --
                                                            --------      --------      --------      --------     -------
  Net Realized and Unrealized Gain (Loss)................    (63,304)      (15,286)      (11,162)      (63,793)     (4,734)
                                                            --------      --------      --------      --------     -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations.........................................   $(25,317)     $(11,802)     $ (7,202)     $(43,800)    $(1,946)
                                                            ========      ========      ========      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                    Selectively              Emerging    Emerging     Emerging
                                                                      Hedged      Emerging   Markets     Markets    Markets Core
                                                                   Global Equity  Markets   Small Cap     Value        Equity
                                                                     Portfolio   Portfolio* Portfolio*  Portfolio*   Portfolio
                                                                   ------------- ---------- ---------- -----------  ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $14,265,
   $14,169, $64,712 and $0, respectively).........................         --    $ 100,258  $ 113,812  $   427,851           --
  Income from Securities Lending..................................         --        5,746     32,202       31,014           --
  Expenses Allocated from Affiliated Investment Companies.........         --       (6,573)   (13,417)     (26,115)          --
                                                                      -------    ---------  ---------  -----------  -----------
    Total Net Investment Income Received from Affiliated
     Investment Companies.........................................         --       99,431    132,597      432,750           --
                                                                      -------    ---------  ---------  -----------  -----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0
   and $52,606, respectively).....................................    $     8           --         --           --  $   376,751
  Income Distributions Received from Affiliated Investment
   Companies......................................................      3,868           --         --           --           --
  Income from Securities Lending..................................         --           --         --           --       44,994
                                                                      -------    ---------  ---------  -----------  -----------
    Total Fund Investment Income..................................      3,876           --         --           --      421,745
                                                                      -------    ---------  ---------  -----------  -----------
Fund Expenses
  Investment Advisory Services Fees...............................        583        6,014      8,840       21,198       86,533
  Administrative Services Fees....................................         --       11,841     16,666       51,318           --
  Accounting & Transfer Agent Fees................................          4           27         33          105          899
  Custodian Fees..................................................          1           --         --           --        6,783
  Shareholder Servicing Fees -- Class R2 Shares...................         --           --         --          237           --
  Filing Fees.....................................................         31          169        156          145          410
  Shareholders' Reports...........................................          7          193        135          365          552
  Directors'/Trustees' Fees & Expenses............................          1           20         24           89           77
  Professional Fees...............................................          3           14         17           57          549
  Other...........................................................          9          220        302          959        1,176
                                                                      -------    ---------  ---------  -----------  -----------
    Total Expenses................................................        639       18,498     26,173       74,473       96,979
                                                                      -------    ---------  ---------  -----------  -----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (508)      (1,203)    (2,720)      (4,240)          --
  Fees Paid Indirectly (Note C)...................................         --           --         --           --          (94)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Expenses....................................................        131       17,295     23,453       70,233       96,885
                                                                      -------    ---------  ---------  -----------  -----------
  Net Investment Income (Loss)....................................      3,745       82,136    109,144      362,517      324,860
                                                                      -------    ---------  ---------  -----------  -----------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        469           --         --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................         --      (98,317)    46,152     (409,296)    (327,586)
   Affiliated Investment Companies Shares Sold....................       (251)          --         --           --           --
   Futures........................................................       (402)       2,417         --           --           --
   Foreign Currency Transactions..................................      3,159       (2,155)    (4,493)      (7,810)      (8,472)
   In-Kind Redemptions............................................         --           --         --           --       29,647
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................         --     (669,787)  (681,504)  (3,279,764)  (2,517,402)
   Affiliated Investment Companies Shares.........................     (9,320)          --         --           --           --
   Futures........................................................        701            4         --           --           --
   Translation of Foreign Currency Denominated Amounts............       (530)         (93)      (237)         107         (300)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Realized and Unrealized Gain (Loss).........................     (6,174)    (767,931)  (640,082)  (3,696,763)  (2,824,113)
                                                                      -------    ---------  ---------  -----------  -----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $(2,429)   $(685,795) $(530,938) $(3,334,246) $(2,499,253)
                                                                      =======    =========  =========  ===========  ===========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Enhanced U.S. Large U.S. Large Cap Equity   U.S. Large Cap Value
                                                 Company Portfolio       Portfolio                Portfolio
                                                ------------------  -------------------   ------------------------
                                                  Year      Year       Year       Year        Year         Year
                                                 Ended     Ended      Ended      Ended       Ended        Ended
                                                Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,     Oct. 31,
                                                  2015      2014       2015       2014        2015         2014
                                                --------  --------  ---------   --------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  1,130  $  1,136  $   9,255   $  3,451  $   317,704  $   238,575
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    4,580       643     (1,560)       563      681,400      600,495
    Futures....................................   15,372    31,175        (12)        --          (35)          --
    Foreign Currency Transactions..............      629      (151)        --         --           --           --
    In-Kind Redemptions........................       --        --     10,024         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   (4,379)      332     (4,105)    24,836     (815,432)   1,088,709
    Futures....................................   (6,271)     (852)        --         --            4           --
    Translation of Foreign Currency
     Denominated Amounts.......................     (191)      408         --         --           --           --
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   10,870    32,691     13,602     28,850      183,641    1,927,779
                                                --------  --------  ---------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................     (799)     (903)    (8,112)    (3,170)    (302,945)    (230,364)
  Net Short-Term Gains:
    Institutional Class Shares.................  (10,591)       --       (285)       (40)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................  (16,610)       --       (266)        --      (86,223)          --
                                                --------  --------  ---------   --------  -----------  -----------
     Total Distributions.......................  (28,000)     (903)    (8,663)    (3,210)    (389,168)    (230,364)
                                                --------  --------  ---------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   39,673    36,703    595,263    134,371    3,716,590    3,477,302
  Shares Issued in Lieu of Cash Distributions..   24,405       757      8,492      3,180      359,045      209,934
  Shares Redeemed..............................  (60,026)  (65,369)  (184,505)   (23,643)  (3,209,154)  (2,200,742)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    4,052   (27,909)   419,250    113,908      866,481    1,486,494
                                                --------  --------  ---------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................  (13,078)    3,879    424,189    139,548      660,954    3,183,909
Net Assets
  Beginning of Period..........................  216,719   212,840    274,955    135,407   15,146,981   11,963,072
                                                --------  --------  ---------   --------  -----------  -----------
  End of Period................................ $203,641  $216,719  $ 699,144   $274,955  $15,807,935  $15,146,981
                                                ========  ========  =========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................    3,122     2,890     46,215     11,205      110,785      108,157
  Shares Issued in Lieu of Cash Distributions..    2,085        60        675        265       10,996        6,479
  Shares Redeemed..............................   (4,848)   (5,263)   (14,242)    (1,962)     (95,477)     (68,360)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      359    (2,313)    32,648      9,508       26,304       46,276
                                                ========  ========  =========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $     48  $    149  $   1,341   $    502  $    29,922  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Targeted Value      U.S. Small Cap Value
                                                  Portfolio                 Portfolio         U.S. Core Equity 1 Portfolio
                                           -----------------------  ------------------------  ---------------------------
                                               Year        Year         Year         Year         Year           Year
                                              Ended       Ended        Ended        Ended        Ended          Ended
                                             Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                               2015        2014         2015         2014         2015           2014
                                           -----------  ----------  -----------  -----------   -----------   -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    81,463  $   44,264  $   140,359  $    70,490  $   209,655    $   146,885
   Net Realized Gain (Loss) on:
   Investment Securities Sold.............     315,026     262,739      522,294      462,894      164,919         51,551
   Futures................................        (296)         --       (2,510)     (12,757)          --             --
   In-Kind Redemptions....................          --          --       12,630           --       48,790             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (527,329)    116,751   (1,025,518)     404,462      (56,468)     1,034,068
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (131,136)    423,754     (352,745)     925,089      366,896      1,232,504
                                           -----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares........................        (374)        (80)          --           --           --             --
   Class R2 Shares........................      (1,058)       (330)          --           --           --             --
   Institutional Class Shares.............     (74,793)    (37,254)    (130,190)     (63,952)    (200,298)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares........................         (49)        (32)          --           --           --             --
   Class R2 Shares........................        (144)        (84)          --           --           --             --
   Institutional Class Shares.............      (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares........................      (1,235)       (544)          --           --           --             --
   Class R2 Shares........................      (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares.............    (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions..................    (323,484)   (289,023)    (557,305)    (510,257)    (249,767)      (170,606)
                                           -----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,861,668   1,893,177    2,562,626    2,936,905    4,137,187      3,297,271
  Shares Issued in Lieu of Cash
   Distributions..........................     306,474     271,172      501,839      463,121      236,854        161,062
  Shares Redeemed.........................  (1,140,962)   (921,922)  (1,986,459)  (1,829,533)  (1,996,226)    (1,305,580)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   2,027,180   1,242,427    1,078,006    1,570,493    2,377,815      2,152,753
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,572,560   1,377,158      167,956    1,985,325    2,494,944      3,214,651
Net Assets
  Beginning of Year.......................   5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                           -----------  ----------  -----------  -----------   -----------   -----------
  End of Year............................. $ 7,163,467  $5,590,907  $11,680,262  $11,512,306  $13,275,774    $10,780,830
                                           ===========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     127,780      83,026       73,971       83,520      230,659        195,985
  Shares Issued in Lieu of Cash
   Distributions..........................      14,559      12,467       15,227       13,724       13,516          9,673
  Shares Redeemed.........................     (51,364)    (40,542)     (57,511)     (52,171)    (111,260)       (77,540)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      90,975      54,951       31,688       45,073      132,915        128,118
                                           ===========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $     8,044  $    6,119  $     6,188  $     3,960  $    21,625    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                       U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                       ---------------------------  ---------------------------  ------------------------
                                           Year           Year         Year           Year           Year         Year
                                          Ended          Ended        Ended          Ended          Ended        Ended
                                         Oct. 31,       Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,     Oct. 31,
                                           2015           2014         2015           2014           2015         2014
                                        -----------   -----------    ----------     ----------   -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $   239,037    $   177,308   $   54,509     $   40,510    $   112,326  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold........     305,920         91,185      127,309        115,011        532,485      281,378
    Futures...........................       1,793             --         (811)            --             --           --
    In-Kind Redemptions...............          --             --           --             --         28,254           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............    (307,072)     1,187,562     (193,154)       197,283       (457,527)     332,001
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     239,678      1,456,055      (12,147)       352,804        215,538      685,496
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (228,075)      (165,687)     (51,799)       (37,709)      (105,110)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares........          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares........     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (317,932)      (268,950)    (160,844)       (78,167)      (373,422)    (304,305)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   4,082,819      2,965,961      848,464        798,485      2,815,856    2,450,541
  Shares Issued in Lieu of Cash
   Distributions......................     313,194        265,683      159,804         77,784        351,264      285,840
  Shares Redeemed.....................  (2,036,371)    (1,489,137)    (685,067)      (543,429)    (1,640,410)  (1,316,683)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   2,359,642      1,742,507      323,201        332,840      1,526,710    1,419,698
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   2,281,388      2,929,612      150,210        607,477      1,368,826    1,800,889
Net Assets
  Beginning of Year...................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $15,200,564    $12,919,176   $3,651,529     $3,501,319    $10,616,542  $ 9,247,716
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.......................     234,298        178,876       51,015         48,426         90,041       80,252
  Shares Issued in Lieu of Cash
   Distributions......................      18,413         16,353       10,033          4,849         11,800        9,623
  Shares Redeemed.....................    (116,908)       (89,926)     (41,495)       (33,059)       (52,277)     (43,155)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................     135,803        105,303       19,553         20,216         49,563       46,720
                                        ===========   ===========    ==========     ==========   ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $    25,434    $    22,013   $    4,454     $    4,499    $     7,767  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    DFA Real Estate Securities Large Cap International
                                           U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                           ----------------------   -------------------------  ----------------------
                                              Year         Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                              2015         2014         2015         2014         2015        2014
                                           ----------   ----------  -----------   ----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   41,868   $   33,465  $   187,615   $  135,078   $   86,418  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    283,555      293,787      119,527       51,264      (50,887)     (5,883)
    Futures...............................     (2,258)        (692)          --         (553)         769          --
    Foreign Currency Transactions.........         --           --           --           --         (528)     (1,034)
    In-Kind Redemptions...................     12,861           --      258,319           --       33,199          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (281,159)      40,078     (219,248)     857,969     (155,643)    (85,773)
    Translation of Foreign Currency
     Denominated Amounts..................         --           --           --           --          142        (232)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     54,867      366,638      346,213    1,043,758      (86,530)      7,224
                                           ----------   ----------  -----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (39,933)     (30,943)    (220,092)    (156,934)     (85,101)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares............         --      (12,783)          --           --           --          --
  Net Long-Term Gains:
    Institutional Class Shares............   (278,652)    (200,738)          --           --           --          --
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Distributions..................   (318,585)    (244,464)    (220,092)    (156,934)     (85,101)    (98,177)
                                           ----------   ----------  -----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    657,708      732,739    1,268,079    1,531,390    1,019,845     711,014
  Shares Issued in Lieu of Cash
   Distributions..........................    296,069      228,631      216,090      154,320       76,483      89,712
  Shares Redeemed.........................   (711,995)    (750,348)  (1,664,857)    (642,193)    (902,210)   (337,040)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    241,782      211,022     (180,688)   1,043,517      194,118     463,686
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    (21,936)     333,196      (54,567)   1,930,341       22,487     372,733
Net Assets
  Beginning of Year.......................  5,029,027    4,695,831    6,607,759    4,677,418    3,127,847   2,755,114
                                           ----------   ----------  -----------   ----------   ----------  ----------
  End of Year............................. $5,007,091   $5,029,027  $ 6,553,192   $6,607,759   $3,150,334  $3,127,847
                                           ==========   ==========  ===========   ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     33,975       37,333       38,538       53,449       48,288      31,887
  Shares Issued in Lieu of Cash
   Distributions..........................     16,153       11,975        6,758        5,604        3,639       3,956
  Shares Redeemed.........................    (36,869)     (38,226)     (51,930)     (22,496)     (42,081)    (15,048)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     13,259       11,082       (6,634)      36,557        9,846      20,795
                                           ==========   ==========  ===========   ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    2,845   $    2,541  $      (120)  $   23,541   $    8,542  $    7,583

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         International Core Equity    International Small    Japanese Small Company
                                                 Portfolio             Company Portfolio          Portfolio
                                         ------------------------  ------------------------  ---------------------
                                             Year         Year         Year         Year        Year       Year
                                            Ended        Ended        Ended        Ended       Ended      Ended
                                           Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                             2015         2014         2015         2014        2015       2014
                                         -----------  -----------  -----------  -----------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   354,330  $   335,306  $   208,124  $   194,864  $   6,024   $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........       4,776     (183,788)     376,613      303,846     12,888      9,738
    Futures.............................          --           --       (4,583)        (945)        --         --
    Foreign Currency Transactions.......      (2,904)      (1,661)      (2,876)        (909)      (355)      (118)
    In-Kind Redemptions.................     163,544           --           --           --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................    (679,030)    (293,395)    (293,604)    (612,635)    20,984     (8,349)
    Futures.............................          --           --          (22)          --         --         --
    Translation of Foreign Currency
     Denominated Amounts................         330         (699)         344         (606)        68       (112)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................    (158,954)    (144,237)     283,996     (116,385)    39,609      6,660
                                         -----------  -----------  -----------  -----------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (367,607)    (320,068)    (208,535)    (190,299)    (7,758)   (11,539)
  Net Short-Term Gains:
    Institutional Class Shares..........          --           --      (27,069)     (27,834)        --         --
  Net Long-Term Gains:
    Institutional Class Shares..........          --           --     (250,320)    (211,626)        --         --
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Distributions................    (367,607)    (320,068)    (485,924)    (429,759)    (7,758)   (11,539)
                                         -----------  -----------  -----------  -----------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.........................   5,383,645    4,323,558    1,961,417    1,513,008     20,159    176,108
  Shares Issued in Lieu of Cash
   Distributions........................     349,000      309,979      472,853      418,230      7,251     10,648
  Shares Redeemed.......................  (3,080,058)  (1,383,156)  (1,753,367)  (1,061,294)  (103,454)   (87,819)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................   2,652,587    3,250,381      680,903      869,944    (76,044)    98,937
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Increase (Decrease) in
      Net Assets........................   2,126,026    2,786,076      478,975      323,800    (44,193)    94,058
Net Assets
  Beginning of Year.....................  12,294,542    9,508,466    8,844,517    8,520,717    508,190    414,132
                                         -----------  -----------  -----------  -----------  ---------   --------
  End of Year........................... $14,420,568  $12,294,542  $ 9,323,492  $ 8,844,517  $ 463,997   $508,190
                                         ===========  ===========  ===========  ===========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     449,331      340,141      110,551       78,077      1,017      9,215
  Shares Issued in Lieu of Cash
   Distributions........................      29,177       23,911       28,178       22,420        406        579
  Shares Redeemed.......................    (256,979)    (108,799)     (99,058)     (54,917)    (5,278)    (4,681)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................     221,528      255,253       39,671       45,580     (3,855)     5,113
                                         ===========  ===========  ===========  ===========  =========   ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).............. $    17,301  $    40,713  $    34,648  $    36,226  $   1,497   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                        Portfolio             Company Portfolio         Portfolio
                                                   -------------------------  -------------------  ------------------------
                                                                                          Year
                                                      Year         Year         Year      Ended      Year         Year
                                                     Ended        Ended        Ended      Oct.      Ended        Ended
                                                    Oct. 31,     Oct. 31,     Oct. 31,     31,     Oct. 31,     Oct. 31,
                                                      2015         2014         2015      2014       2015         2014
                                                    ---------    --------     --------   -------   --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   9,355     $ 13,132     $ 1,058    $   952   $  4,880     $  3,584
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    (2,042)         227       2,661      2,353      7,314        5,664
   Futures........................................        --           --          --         --       (267)         (53)
   Foreign Currency Transactions..................      (202)          --           3         (4)       (64)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................   (43,082)     (25,748)       (569)    (2,920)     7,186      (13,937)
   Futures........................................        --           --          --         --          3           --
   Translation of Foreign Currency Denominated
    Amounts.......................................        (3)          (4)          1         (1)        (4)          (9)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   (35,974)     (12,393)      3,154        380     19,048       (4,771)
                                                    ---------     --------    -------    -------    --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................   (16,487)     (12,860)     (1,011)      (919)    (4,771)      (3,660)
  Net Short-Term Gains:
   Institutional Class Shares.....................        --           --         (57)        --         --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................        --           --      (2,151)      (406)        --           --
                                                    ---------     --------    -------    -------    --------     --------
    Total Distributions...........................   (16,487)     (12,860)     (3,219)    (1,325)    (4,771)      (3,660)
                                                    ---------     --------    -------    -------    --------     --------
Capital Share Transactions (1):
  Shares Issued...................................    13,081       80,887       4,028      5,784    112,313       23,560
  Shares Issued in Lieu of Cash Distributions.....    15,524       12,189       2,521      1,013      4,167        3,003
  Shares Redeemed.................................  (139,991)     (34,872)     (5,897)    (7,898)   (21,694)     (19,977)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Capital Share
     Transactions.................................  (111,386)      58,204         652     (1,101)    94,786        6,586
                                                    ---------     --------    -------    -------    --------     --------
    Total Increase (Decrease) in Net Assets.......  (163,847)      32,951         587     (2,046)   109,063       (1,845)
Net Assets
  Beginning of Year...............................   364,117      331,166      35,050     37,096    168,961      170,806
                                                    ---------     --------    -------    -------    --------     --------
  End of Year..................................... $ 200,270     $364,117     $35,637    $35,050   $278,024     $168,961
                                                    =========     ========    =======    =======    ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued...................................       643        3,484         117        151      5,532        1,098
  Shares Issued in Lieu of Cash Distributions.....       792          549          78         27        199          133
  Shares Redeemed.................................    (6,841)      (1,459)       (167)      (206)    (1,061)        (926)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................    (5,406)       2,574          28        (28)     4,670          305
                                                    =========     ========    =======    =======    ========     ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $      83     $  7,045     $   207    $   106   $    248     $    119

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                              Year          Year          Year        Year         Year         Year
                                             Ended         Ended         Ended       Ended        Ended        Ended
                                            Oct. 31,      Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                              2015          2014          2015        2014         2015         2014
                                            ----------    ----------   ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  119,980    $  105,809    $  154,237  $   82,794  $   239,388  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,379)        3,629          (188)     (2,790)     203,049      220,979
    Affiliated Investment Companies
     Shares Sold..........................                                 (1,351)
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........     (1,791)         (581)           --          --       (4,926)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      193,547           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (116,739)       99,706       (43,036)    305,008     (244,703)    (457,867)
    Affiliated Investment Companies
     Shares...............................                                (78,977)
    Translation of Foreign Currency
     Denominated Amounts..................        284          (267)           --          --        1,015         (878)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (15,645)      208,296       117,133     385,012      381,815      (26,745)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (224,376)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (431,456)    (367,312)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    886,775     1,020,832     1,347,820   1,203,232    2,629,814    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      392,052      335,987
  Shares Redeemed.........................   (417,939)     (298,766)     (708,136)   (364,111)  (2,079,421)  (1,528,972)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    650,085       827,366       761,592     909,789      942,445      929,929
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    451,716       929,399       754,444   1,222,765      892,804      535,872
Net Assets
  Beginning of Year.......................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                            ----------    ----------   ----------  ----------  -----------  -----------
  End of Year............................. $3,540,092    $3,088,376    $4,059,916  $3,305,472  $12,577,575  $11,684,771
                                            ==========    ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................    166,717       190,067       127,842     123,414      135,446      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       21,362       16,875
  Shares Redeemed.........................    (79,211)      (56,784)      (67,340)    (37,911)     107,415      (74,184)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................    122,497       154,773        72,386      93,711       49,393       45,110
                                            ==========    ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (221,598)   $ (153,170)   $   50,527  $   21,784  $    44,763  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity World ex U.S. Value World ex U.S. Targeted
                                                            Portfolio                 Portfolio        Value Portfolio
                                                     --------------------------  ------------------  ---------------------
                                                        Year          Year         Year      Year       Year       Year
                                                       Ended         Ended        Ended     Ended      Ended      Ended
                                                      Oct. 31,      Oct. 31,     Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,
                                                        2015          2014         2015      2014       2015       2014
                                                      ----------    ----------   --------  --------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   37,987    $   32,958    $  3,484  $  4,175  $   3,960   $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --         169       157      1,932        983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      5,992        14,492          --     1,007       (356)    (2,175)
    Affiliated Investment Companies Shares
     Sold...........................................                                1,061              (13,958)
    Futures.........................................         --            --          --         1       (347)         1
    Foreign Currency Transactions...................       (490)         (376)        (65)      (40)      (169)        (9)
    In-Kind Redemptions.............................     10,623            --          --        --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency......    (79,483)      (66,559)         --    (6,120)     8,649     (4,735)
    Affiliated Investment Companies Shares..........                              (16,458)              (6,911)
    Futures.........................................         --            --          --         1         --         --
    Translation of Foreign Currency Denominated
     Amounts........................................         54           (93)          7       (12)        (2)        --
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    (25,317)      (19,578)    (11,802)     (831)    (7,202)    (3,358)
                                                      ----------    ----------   --------  --------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................    (36,861)      (31,342)     (3,283)   (4,113)    (3,896)    (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)         --        --         --        (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)         --        --       (408)    (1,147)
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Distributions............................    (49,046)      (39,235)     (3,283)   (4,113)    (4,304)    (3,677)
                                                      ----------    ----------   --------  --------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    757,055       399,996      65,656    10,506    204,717     99,296
  Shares Issued in Lieu of Cash Distributions.......     48,618        38,822       3,281     4,102      4,301      3,678
  Shares Redeemed...................................   (441,949)     (165,226)    (12,502)  (13,300)  (120,877)   (40,853)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    363,724       273,592      56,435     1,308     88,141     62,121
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Increase (Decrease) in Net Assets........    289,361       214,779      41,350    (3,636)    76,635     55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774     113,951   117,587    151,096     96,010
                                                      ----------    ----------   --------  --------  ---------   --------
  End of Period..................................... $1,594,914    $1,305,553    $155,301  $113,951  $ 227,731   $151,096
                                                      ==========    ==========   ========  ========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     68,272        33,823       6,010       889     17,665      7,921
  Shares Issued in Lieu of Cash Distributions.......      4,463         3,246         303       340        377        299
  Shares Redeemed...................................    (40,404)      (13,983)     (1,167)   (1,114)   (10,646)    (3,412)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     32,331        23,086       5,146       115      7,396      4,808
                                                      ==========    ==========   ========  ========  =========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    3,889    $    4,680    $    517  $    343  $      10   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                     World ex U.S. Core Equity                             Selectively Hedged Global
                                           Portfolio           World Core Equity Portfolio  Equity Portfolio
                                     ------------------------  --------------------------  ------------------------
                                        Year         Year        Year           Year         Year         Year
                                       Ended        Ended       Ended          Ended        Ended        Ended
                                      Oct. 31,     Oct. 31,    Oct. 31,       Oct. 31,     Oct. 31,     Oct. 31,
                                        2015         2014        2015           2014         2015         2014
                                      ----------   --------    --------       --------     --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $   19,993    $  6,084    $  2,788       $   341      $  3,745     $  2,127
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --          --         171             3           469          342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......        534        (107)         --           247            --        1,409
   Affiliated Investment
    Companies Shares Sold...........     (9,894)                   (905)                       (251)
   Futures..........................        171          --          --            --          (402)         572
   Foreign Currency
    Transactions....................       (238)         --          --            --         3,159        1,469
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (56,453)    (13,820)         --        (2,851)           --        1,003
   Affiliated Investment
    Companies Shares................      2,100                  (4,000)                     (9,320)
   Futures..........................         --          --          --            --           701          (82)
   Translation of Foreign
    Currency Denominated
    Amounts.........................        (13)         --          --            --          (530)         610
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (43,800)     (7,843)     (1,946)       (2,260)       (2,429)       7,450
                                      ----------    --------     --------     -------       --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (15,824)     (6,099)     (2,667)         (348)       (4,603)      (1,858)
  Net Short-Term Gains:
   Institutional Class Shares.......         --         (64)        (12)          (10)         (365)        (281)
  Net Long-Term Gains:
   Institutional Class Shares.......         --          --        (232)          (14)       (1,915)        (539)
                                      ----------    --------     --------     -------       --------     --------
    Total Distributions.............    (15,824)     (6,163)     (2,911)         (372)       (6,883)      (2,678)
                                      ----------    --------     --------     -------       --------     --------
Capital Share Transactions (1):
  Shares Issued.....................    946,814     312,847     143,661        79,069       130,229       71,131
  Shares Issued in Lieu of Cash
   Distributions....................     15,654       6,153       2,860           372         6,883        2,678
  Shares Redeemed...................   (138,664)    (28,066)    (14,716)       (2,830)      (29,970)     (22,653)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    823,804     290,934     131,805        76,611       107,142       51,156
                                      ----------    --------     --------     -------       --------     --------
    Total Increase (Decrease) in
     Net Assets.....................    764,180     276,928     126,948        73,979        97,830       55,928
Net Assets
  Beginning of Period...............    406,648     129,720      75,707         1,728       147,276       91,348
                                      ----------    --------     --------     -------       --------     --------
  End of Period..................... $1,170,828    $406,648    $202,655       $75,707      $245,106     $147,276
                                      ==========    ========     ========     =======       ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................     92,639      28,743      10,926         5,733         9,466        5,123
  Shares Issued in Lieu of Cash
   Distributions....................      1,533         556         220            27           532          205
  Shares Redeemed...................    (13,850)     (2,595)     (1,167)         (216)       (2,213)      (1,662)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     80,322      26,704       9,979         5,544         7,785        3,666
                                      ==========    ========     ========     =======       ========     ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $    3,451    $     (2)   $    121       $    --      $  5,058     $  3,031

                                     Emerging Markets Portfolio
                                     -------------------------
                                         Year         Year
                                        Ended        Ended
                                       Oct. 31,     Oct. 31,
                                         2015         2014
                                     -----------   ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $    82,136   $   81,253
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............          --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (98,317)     (24,604)
   Affiliated Investment
    Companies Shares Sold...........
   Futures..........................       2,417           --
   Foreign Currency
    Transactions....................      (2,155)        (658)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (669,787)      12,634
   Affiliated Investment
    Companies Shares................
   Futures..........................           4           --
   Translation of Foreign
    Currency Denominated
    Amounts.........................         (93)         (12)
                                     -----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (685,795)      68,613
                                     -----------   ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......     (73,891)     (77,881)
  Net Short-Term Gains:
   Institutional Class Shares.......          --           --
  Net Long-Term Gains:
   Institutional Class Shares.......          --      (21,358)
                                     -----------   ----------
    Total Distributions.............     (73,891)     (99,239)
                                     -----------   ----------
Capital Share Transactions (1):
  Shares Issued.....................   2,348,904    1,057,534
  Shares Issued in Lieu of Cash
   Distributions....................      68,708       92,820
  Shares Redeemed...................  (1,410,094)    (701,770)
                                     -----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................   1,007,518      448,584
                                     -----------   ----------
    Total Increase (Decrease) in
     Net Assets.....................     247,832      417,958
Net Assets
  Beginning of Period...............   4,073,698    3,655,740
                                     -----------   ----------
  End of Period..................... $ 4,321,530   $4,073,698
                                     ===========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.....................      98,569       40,611
  Shares Issued in Lieu of Cash
   Distributions....................       3,055        3,453
  Shares Redeemed...................     (59,625)     (26,688)
                                     -----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      41,999       17,376
                                     ===========   ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $     5,762   $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                          Cap Portfolio              Portfolio             Equity Portfolio
                                                     ----------------------  ------------------------  ------------------------
                                                        Year        Year         Year         Year         Year         Year
                                                       Ended       Ended        Ended        Ended        Ended        Ended
                                                      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                        2015        2014         2015         2014         2015         2014
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  109,144  $   89,085  $   362,517  $   447,291  $   324,860  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     46,152      98,856     (409,296)    (519,942)    (327,586)    (111,516)
   Futures..........................................         --          --           --          499           --           --
   Foreign Currency Transactions....................     (4,493)       (968)      (7,810)      (4,493)      (8,472)      (2,722)
   In-Kind Redemptions..............................         --          --           --           --       29,647           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   (681,504)     21,383   (3,279,764)    (179,006)  (2,517,402)     123,834
   Futures..........................................         --          (4)          --           --           --           --
   Translation of Foreign Currency Denominated
    Amounts.........................................       (237)       (137)         107          (29)        (300)        (212)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   (530,938)    208,215   (3,334,246)    (255,680)  (2,499,253)     312,264
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..................................         --          --       (1,822)      (1,989)          --           --
   Institutional Class Shares.......................    (99,603)    (83,100)    (349,391)    (405,752)    (304,141)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares..................................         --          --           --          (62)          --           --
   Institutional Class Shares.......................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares..................................         --          --           --       (1,472)          --           --
   Institutional Class Shares.......................    (88,636)    (63,095)          --     (262,348)          --           --
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions............................   (191,603)   (146,195)    (351,213)    (682,745)    (304,141)    (287,956)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  1,309,981   1,042,130    3,635,785    3,257,115    6,175,578    4,643,693
  Shares Issued in Lieu of Cash Distributions.......    180,085     135,989      332,144      647,473      282,610      266,070
  Shares Redeemed...................................   (782,954)   (421,399)  (4,119,848)  (3,488,728)  (4,525,463)  (2,227,486)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    707,112     756,720     (151,919)     415,860    1,932,725    2,682,277
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets........    (15,429)    818,740   (3,837,378)    (522,565)    (870,669)   2,706,585
Net Assets
  Beginning of Year.................................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                                     ----------  ----------  -----------  -----------  -----------  -----------
  End of Year....................................... $4,845,174  $4,860,603  $14,908,964  $18,746,342  $14,856,878  $15,727,547
                                                     ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     65,569      49,106      147,429      116,998      339,318      235,819
  Shares Issued in Lieu of Cash Distributions.......      9,583       6,569       14,339       23,036       16,465       12,932
  Shares Redeemed...................................    (40,423)    (20,277)    (164,669)    (124,198)    (255,411)    (113,406)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     34,729      35,398       (2,901)      15,836      100,372      135,345
                                                     ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   14,068  $    7,565  $    24,502  $    37,443  $    17,752  $    28,530

----------
* Net of foreign capital gain taxes withheld of $0, $1,357, $0, $0, $0 and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 Enhanced U.S. Large Company Portfolio         U.S. Large Cap Equity Portfolio
                           ------------------------------------------------  -----------------------------
                                                                                                     Period
                             Year      Year      Year      Year      Year      Year      Year       June 25,
                            Ended     Ended     Ended     Ended     Ended     Ended     Ended      2013(a) to
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                             2015      2014      2013      2012      2011      2015      2014         2013
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.65  $  11.70  $   9.29  $   8.15  $   7.53  $  12.65  $  11.07   $  10.00
                           --------  --------  --------  --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.07      0.07      0.07      0.07      0.07      0.23      0.21       0.06
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.53      1.94      2.42      1.20      0.56      0.21      1.57       1.04
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total from Investment
    Operations............     0.60      2.01      2.49      1.27      0.63      0.44      1.78       1.10
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.05)    (0.06)    (0.08)    (0.13)    (0.01)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.......    (1.66)       --        --        --        --     (0.02)       --         --
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total Distributions....    (1.71)    (0.06)    (0.08)    (0.13)    (0.01)    (0.23)    (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15  $  12.86  $  12.65   $  11.07
========================   ========  ========  ========  ========  ========  ========  ========  ==========
Total Return..............     5.25%    17.18%    26.99%    15.84%     8.41%     3.49%    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $203,641  $216,719  $212,840  $190,011  $171,128  $699,144  $274,955   $135,407
Ratio of Expenses to
 Average Net Assets.......     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     0.53%     0.55%     0.63%     0.80%     0.86%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...      223%      202%      139%       76%      140%       12%        1%         0%(D)
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Large Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year        Year
                              Ended        Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2015         2014         2013        2012        2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.32)        4.02         7.38        3.04        0.70
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.37         4.58         7.85        3.45        1.03
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.......       (0.19)          --           --          --          --
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=========================  ===========  ===========  ===========  ==========  ==========
Total Return..............        1.16%       15.49%       35.52%      18.14%       5.53%
-----------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to
 Average Net Assets(B)....        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)(B).        0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.04%        1.75%        1.82%       1.99%       1.63%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           U.S. Targeted Value Portfolio-Class R1 Shares U.S. Targeted Value Portfolio-Class R2 Shares
                           --------------------------------------------  ---------------------------------------------
                             Year      Year     Year     Year     Year      Year      Year     Year     Year     Year
                            Ended     Ended    Ended    Ended    Ended     Ended     Ended    Ended    Ended    Ended
                           Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                             2015      2014     2013     2012     2011      2015      2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75  $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.26      0.18     0.27     0.15     0.10      0.23      0.15     0.19     0.13     0.07
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (0.61)     1.86     6.28     2.06     0.60     (0.61)     1.84     6.31     2.05     0.60
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total from Investment
    Operations............   (0.35)     2.04     6.55     2.21     0.70     (0.38)     1.99     6.50     2.18     0.67
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.25)    (0.16)   (0.22)   (0.13)   (0.10)    (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
 Net Realized Gains.......   (1.01)    (1.32)   (0.98)   (0.12)   (0.03)    (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total Distributions....   (1.26)    (1.48)   (1.20)   (0.25)   (0.13)    (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32  $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
========================   ========  ======== ======== ======== ======== ========   ======== ======== ======== ========
Total Return..............   (1.33)%    9.47%   40.39%   14.67%    4.69%    (1.49)%    9.30%   40.10%   14.46%    4.50%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $40,159   $16,971   $9,470  $49,423  $45,132  $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to
 Average Net Assets.......    0.47%     0.47%    0.47%    0.48%    0.48%     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.15%     0.79%    1.42%    0.93%    0.61%     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate...      15%       10%      16%      20%      23%       15%       10%      16%      20%      23%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                             U.S. Targeted Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------  -------------
                               Year        Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    23.16   $    22.60  $    17.28  $    15.32  $    14.76  $     35.82
                           ----------   ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.29         0.21        0.24        0.17        0.12         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.61)        1.85        6.31        2.06        0.59        (1.44)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............      (0.32)        2.06        6.55        2.23        0.71        (1.03)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.18)      (0.25)      (0.15)      (0.12)       (0.38)
 Net Realized Gains.......      (1.01)       (1.32)      (0.98)      (0.12)      (0.03)       (1.33)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total Distributions....      (1.28)       (1.50)      (1.23)      (0.27)      (0.15)       (1.71)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.56   $    23.16  $    22.60  $    17.28  $    15.32  $     33.08
========================   ==========   ==========  ==========  ==========  ==========  ===========
Total Return..............      (1.20)%       9.58%      40.40%      14.78%       4.76%       (2.83)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,987,896   $5,490,959  $4,180,974  $2,989,632  $2,487,929  $11,680,262
Ratio of Expenses to
 Average Net Assets.......       0.37%        0.37%       0.37%       0.38%       0.38%        0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.28%        0.90%       1.25%       1.03%       0.71%        1.18%
Portfolio Turnover Rate...         15%          10%         16%         20%         23%          17%
------------------------------------------------------------------------------------------------------

                              U.S. Small Cap Value Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     34.48  $    26.57  $    23.50  $    22.49
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.23        0.39        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        2.93        9.41        3.38        1.00
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        3.16        9.80        3.58        1.16
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.22)      (0.37)      (0.18)      (0.15)
 Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (1.82)      (1.89)      (0.51)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     35.82  $    34.48  $    26.57  $    23.50
========================   ===========  ==========  ==========  ==========
Total Return..............        9.49%      39.35%      15.60%       5.13%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to
 Average Net Assets.......        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate...           9%         14%         15%         14%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------  ------------
                               Year         Year        Year        Year        Year         Year
                              Ended        Ended       Ended       Ended       Ended        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     17.71  $     15.74  $    12.11  $    10.78  $    10.18  $     17.34
                           -----------  -----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.31         0.27        0.25        0.21        0.17         0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.26         2.02        3.62        1.32        0.59         0.02
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............        0.57         2.29        3.87        1.53        0.76         0.32
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.30)       (0.25)      (0.24)      (0.20)      (0.16)       (0.28)
 Net Realized Gains.......       (0.08)       (0.07)         --          --          --        (0.12)
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.38)       (0.32)      (0.24)      (0.20)      (0.16)       (0.40)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.90  $     17.71  $    15.74  $    12.11  $    10.78  $     17.26
========================   ===========  ===========  ==========  ==========  ==========  ===========
Total Return..............        3.26%       14.72%      32.32%      14.29%       7.47%        1.92%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $13,275,774  $10,780,830  $7,566,179  $4,876,973  $3,731,411  $15,200,564
Ratio of Expenses to
 Average Net Assets.......        0.19%        0.19%       0.19%       0.19%       0.20%        0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.71%        1.61%       1.79%       1.79%       1.49%        1.68%
Portfolio Turnover Rate...           4%           5%          1%          3%          5%           5%
------------------------------------------------------------------------------------------------------

                               U.S. Core Equity 2 Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     15.62  $    11.99  $    10.61  $    10.06
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        2.12        3.97        1.56        0.70
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.24)      (0.24)      (0.18)      (0.15)
 Net Realized Gains.......       (0.16)      (0.10)         --          --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.34  $    15.62  $    11.99  $    10.61
========================   ===========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%
Portfolio Turnover Rate...           6%          3%          5%          9%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Vector Equity Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.30)        1.62        4.03        1.32        0.46
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.......      (0.53)       (0.22)      (0.02)         --          --
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate...         10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             U.S. Small Cap Portfolio
                           -----------------------------------------------------------  -----------
                               Year        Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011        2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    20.10
                           -----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.35        0.26        0.35        0.25        0.18        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.33        2.27        8.13        2.53        1.49        0.02
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............        0.68        2.53        8.48        2.78        1.67        0.18
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.16)
 Net Realized Gains.......       (0.89)      (0.94)      (1.20)         --          --       (1.12)
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....       (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.28)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    19.00
========================   ===========  ==========  ==========  ==========  ==========  ==========
Total Return..............        2.34%       8.67%      39.03%      13.61%       8.76%       1.11%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $5,007,091
Ratio of Expenses to
 Average Net Assets.......        0.37%       0.37%       0.37%       0.37%       0.37%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.10%       0.86%       1.33%       1.14%       0.84%       0.82%
Portfolio Turnover Rate...          11%          9%         10%         16%         23%         14%
----------------------------------------------------------------------------------------------------

                                 U.S. Micro Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year        Year
                             Ended       Ended       Ended       Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                              2014        2013        2012        2011
--------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    19.64  $    14.84  $    13.24  $    12.25
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.14        0.19        0.14        0.09
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.35        5.57        1.59        0.99
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.49        5.76        1.73        1.08
--------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.13)      (0.20)      (0.13)      (0.09)
 Net Realized Gains.......      (0.90)      (0.76)         --          --
                           ----------  ----------  ----------  ----------
   Total Distributions....      (1.03)      (0.96)      (0.13)      (0.09)
--------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    20.10  $    19.64  $    14.84  $    13.24
========================   ==========  ==========  ==========  ==========
Total Return..............       7.88%      41.34%      13.13%       8.85%
--------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to
 Average Net Assets.......       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate...         12%         11%         15%         14%
--------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                      DFA Real Estate Securities Portfolio
                           ----------------------------------------------------------  ------------
                              Year        Year        Year        Year        Year         Year
                             Ended       Ended       Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014        2013        2012        2011         2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    21.59
                           ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.90        0.72        0.67        0.57        0.40        0.58
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.95        4.62        1.95        2.74        1.93       (1.24)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.85        5.34        2.62        3.31        2.33       (0.66)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    20.36
========================   ==========  ==========  ==========  ==========  ==========  ==========
Total Return..............       5.89%      19.80%      10.28%      14.45%      11.09%      (3.10)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,150,334
Ratio of Expenses to
 Average Net Assets.......       0.18%       0.18%       0.18%       0.22%       0.32%       0.29%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.19%       0.19%       0.19%       0.23%       0.32%       0.29%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.75%       2.48%       2.42%       2.29%       1.76%       2.71%
Portfolio Turnover Rate...          4%          0%          1%          0%          3%         10%
----------------------------------------------------------------------------------------------------

                             Large Cap International Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    22.20  $    18.33  $    17.91  $    19.42
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.75        0.58        0.60        0.63
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.62)       3.90        0.40       (1.53)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       0.13        4.48        1.00       (0.90)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.74)      (0.61)      (0.58)      (0.61)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.74)      (0.61)      (0.58)      (0.61)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.59  $    22.20  $    18.33  $    17.91
========================   ==========  ==========  ==========  ==========
Total Return..............       0.47%      24.85%       5.89%      (4.86)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to
 Average Net Assets.......       0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate...          4%          5%          4%          3%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         International Core Equity Portfolio
                           --------------------------------------------------------------
                               Year          Year         Year        Year         Year
                              Ended         Ended        Ended       Ended        Ended
                             Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015          2014         2013        2012         2011
-------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                           -----------   -----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.45)        (0.43)        2.47        0.20       (0.89)
                           -----------   -----------   ----------  ----------  ----------
   Total from Investment
    Operations............       (0.13)        (0.05)        2.78        0.51       (0.56)
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                           -----------   -----------   ----------  ----------  ----------
   Total Distributions....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
========================   ===========   ===========   ==========  ==========  ==========
Total Return..............       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
-------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to
 Average Net Assets.......        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate...           4%            7%           3%          5%          3%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       International Small Company Portfolio
                           -----------------------------------------------------------
                              Year         Year        Year        Year         Year
                             Ended        Ended       Ended       Ended        Ended
                            Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                           ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.41        0.42         0.42        0.38        0.40
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.12       (0.62)        4.16        0.39       (0.83)
                           ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations............       0.53       (0.20)        4.58        0.77       (0.43)
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
 Net Realized Gains.......      (0.57)      (0.54)       (0.09)      (0.28)         --
                           ----------  ----------   ----------  ----------  ----------
   Total Distributions....      (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================   ==========  ==========   ==========  ==========  ==========
Total Return..............       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to
 Average Net Assets (B)...       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.30%       2.15%        2.47%       2.58%       2.37%
-----------------------------------------------------------------------------------------

                                   Japanese Small Company Portfolio
                           ------------------------------------------------
                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                             2015      2014      2013      2012      2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                           --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.25      0.24      0.26      0.29      0.27
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.36      0.13      4.21     (0.26)     1.08
                           --------  --------  --------  --------  --------
   Total from Investment
    Operations............     1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
 Net Realized Gains.......       --        --        --        --        --
                           --------  --------  --------  --------  --------
   Total Distributions....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================   ========  ========  ========  ========  ========
Total Return..............     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to
 Average Net Assets (B)...     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                   Asia Pacific Small Company Portfolio            United Kingdom Small Company Portfolio
                           --------------------------------------------------   -------------------------------------------
                              Year       Year      Year      Year       Year      Year     Year     Year     Year     Year
                             Ended      Ended     Ended     Ended      Ended     Ended    Ended    Ended    Ended    Ended
                            Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                              2015       2014      2013      2012       2011      2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  22.88   $  24.82   $  23.22  $  23.04  $  25.64   $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.75       0.83       1.01      0.87      0.85      1.06     0.95     0.88     0.69     0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (3.51)     (1.81)      1.37      0.58     (2.16)     1.95    (0.65)    9.17     4.47    (0.85)
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total from Investment
    Operations............    (2.76)     (0.98)      2.38      1.45     (1.31)     3.01     0.30    10.05     5.16    (0.03)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
 Net Realized Gains.......       --         --         --        --        --     (2.38)   (0.41)      --       --       --
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total Distributions....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  19.06   $  22.88   $  24.82  $  23.22  $  23.04   $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
========================   ========   ========   ========  ========  ========   ======== ======== ======== ======== ========
Total Return..............   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%    9.43%    0.73%   36.81%   22.82%   (0.28)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $200,270   $364,117   $331,166  $238,191  $139,262   $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to
 Average Net Assets (B)...     0.55%      0.55%      0.57%     0.59%     0.60%     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%      0.55%      0.57%     0.59%     0.60%     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.67%      3.53%      4.26%     3.91%     3.34%     2.99%    2.50%    2.79%    2.83%    3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         Continental Small Company Portfolio
                           ------------------------------------------------------------
                               Year         Year         Year         Year         Year
                              Ended        Ended        Ended        Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                               2015         2014         2013         2012         2011
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                           --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.43         0.42         0.37         0.39         0.39
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.38        (0.90)        5.78        (0.17)       (2.20)
                           --------     --------     --------     --------     --------
   Total from Investment
    Operations............     1.81        (0.48)        6.15         0.22        (1.81)
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                           --------     --------     --------     --------     --------
   Total Distributions....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
--------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
========================   ========     ========     ========     ========     ========
Total Return..............     9.37%       (2.68)%      42.99%        1.85%      (11.09)%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to
 Average Net Assets.......     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate...      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------

                                DFA International Real Estate Securities Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.19         0.22        0.22        0.27        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.22)        0.19        0.25        0.75       (0.33)
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.03)        0.41        0.47        1.02       (0.03)
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate...          2%           1%          5%          3%          7%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                           --------------------------------------------------------------------
                                Year           Year           Year           Year          Year
                               Ended          Ended          Ended          Ended         Ended
                              Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,
                                2015           2014           2013           2012          2011
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                           ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.09)          1.05           0.37           1.07         0.06
                           ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations............       0.35           1.36           0.86           1.36         0.47
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains.......         --             --             --             --           --
                           ----------     ----------     ----------     ----------     --------
   Total Distributions....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
========================   ==========     ==========     ==========     ==========     ========
Total Return..............       3.44%         14.98%          9.74%         17.33%        6.17%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to
 Average Net Assets.......       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate...          1%           N/A            N/A            N/A          N/A
----------------------------------------------------------------------------------------------------

                                     DFA International Small Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year         Year
                              Ended        Ended        Ended       Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.22        (0.34)        5.21        0.61       (0.98)
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.60         0.03         5.58        0.95       (0.64)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains.......       (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
========================   ===========  ===========  ===========  ==========  ==========
Total Return..............        3.31%        0.13%       37.79%       6.92%      (4.39)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to
 Average Net Assets.......        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate...          18%           8%           9%         18%         16%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     International Vector Equity Portfolio
                           --------------------------------------------------------   ------------
                               Year         Year        Year       Year       Year        Year
                              Ended        Ended       Ended      Ended      Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,
                               2015         2014        2013       2012       2011        2015
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $    11.26   $    11.75   $     9.33  $   9.34  $  10.28   $  11.43
                           ----------   ----------   ----------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.28         0.32         0.26      0.27      0.29       0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.41)       (0.43)        2.44      0.14     (0.87)     (1.18)
                           ----------   ----------   ----------  --------  --------   --------
   Total from Investment
    Operations............      (0.13)       (0.11)        2.70      0.41     (0.58)     (0.88)
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.30)       (0.25)    (0.27)    (0.29)     (0.27)
 Net Realized Gains.......      (0.10)       (0.08)       (0.03)    (0.15)    (0.07)        --
                           ----------   ----------   ----------  --------  --------   --------
   Total Distributions....      (0.37)       (0.38)       (0.28)    (0.42)    (0.36)     (0.27)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    10.76   $    11.26   $    11.75  $   9.33  $   9.34   $  10.28
========================   ==========   ==========   ==========  ========  ========   ========
Total Return..............      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%    (7.77)%
---------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580   $155,301
Ratio of Expenses to
 Average Net Assets.......       0.50%        0.49%        0.51%     0.54%     0.54%      0.53%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.50%        0.49%        0.51%     0.54%     0.54%      0.75%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.50%        2.64%        2.51%     2.94%     2.73%      2.69%
Portfolio Turnover Rate...          8%           8%           2%        5%       10%       N/A
---------------------------------------------------------------------------------------------------

                               World ex U.S. Value Portfolio
                           ----------------------------------------------
                               Year         Year        Year        Year
                              Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2014         2013        2012        2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  11.93     $   9.94     $  9.96     $ 11.35
                           --------     --------     -------     -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.42         0.29        0.29        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.50)        2.02       (0.05)      (1.35)
                           --------     --------     -------     -------
   Total from Investment
    Operations............    (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.42)       (0.32)      (0.26)      (0.26)
 Net Realized Gains.......       --           --          --       (0.08)
                           --------     --------     -------     -------
   Total Distributions....    (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.43     $  11.93     $  9.94     $  9.96
========================   ========     ========     ========    ========
Total Return..............    (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to
 Average Net Assets.......     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate...      N/A          N/A         N/A         N/A
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           World ex U.S. Targeted Value Portfolio   World ex U.S. Core Equity Portfolio
                           -----------------------------          ---------------------------------
                                                      Period                                  Period
                              Year        Year       Nov. 1,          Year        Year       April 9,
                             Ended       Ended      2012(a) to       Ended       Ended      2013(a) to
                            Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014         2013           2015        2014         2013
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.08     $  12.46   $ 10.00        $    10.49   $  10.77    $  10.00
                           --------     --------   -------        ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.23         0.23      0.20              0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.58)       (0.22)     2.46             (0.72)     (0.27)       0.77
                           --------     --------   -------        ----------   --------    --------
   Total from Investment
    Operations............    (0.35)        0.01      2.66             (0.46)      0.01        0.95
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)       (0.24)    (0.20)            (0.20)     (0.28)      (0.18)
 Net Realized Gains.......    (0.03)       (0.15)       --                --      (0.01)         --
                           --------     --------   -------        ----------   --------    --------
   Total Distributions....    (0.29)       (0.39)    (0.20)            (0.20)     (0.29)      (0.18)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.44     $  12.08   $ 12.46        $     9.83   $  10.49    $  10.77
========================   ========     ========  ==========      ==========   ========   ==========
Total Return..............    (2.88)%       0.06%    26.90%(D)         (4.50)%    (0.04)%      9.62%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $227,731     $151,096   $96,010        $1,170,828   $406,648    $129,720
Ratio of Expenses to
 Average Net Assets (B)...     0.65%        0.69%     0.79%(C)(E)       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     1.06%        1.17%     1.27%(C)(E)       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.95%        1.84%     1.78%(C)(E)       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...        1%         N/A       N/A                 1%       N/A         N/A
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    World Core Equity Portfolio             Selectively Hedged Global Equity Portfolio
                           ---------------------------------------        ----------------------------------------
                                                             Period                                           Period
                              Year       Year      Year     March 7,         Year       Year      Year       Nov. 14,
                             Ended      Ended     Ended    2012(a) to       Ended      Ended     Ended      2011(a) to
                            Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,       Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                              2015       2014      2013       2012           2015       2014      2013         2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $   13.33   $  12.71  $ 10.24    $10.00        $  14.20   $   13.63  $  10.87   $ 10.00
                           ---------   --------  -------    ------        --------   ---------  --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............      0.26       0.17     0.23      0.16            0.27        0.27      0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     (0.35)      0.87     2.47      0.19           (0.34)       0.76      2.65      0.87
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total from Investment
    Operations............     (0.09)      1.04     2.70      0.35           (0.07)       1.03      2.89      1.09
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....     (0.26)     (0.24)   (0.23)    (0.11)          (0.42)      (0.32)    (0.10)    (0.22)
 Net Realized Gains.......     (0.04)     (0.18)      --     (0.00)          (0.21)      (0.14)    (0.03)       --
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total Distributions....     (0.30)     (0.42)   (0.23)    (0.11)          (0.63)      (0.46)    (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $   12.94   $  13.33  $ 12.71    $10.24        $  13.50   $   14.20  $  13.63   $ 10.87
========================   =========   ========  ======== ==========      ========   =========  ========  ==========
Total Return..............     (0.61)%     8.36%   26.77%     3.54%(D)       (0.34)%      7.83%    26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $ 202,655   $ 75,707  $ 1,728    $  191        $245,106   $ 147,276  $ 91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...      0.35%      0.35%    0.40%     0.40%(C)(E)     0.40%       0.40%     0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............      0.65%      0.97%    5.71%    52.27%(C)(E)     0.66%       0.69%     0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................      1.95%      1.27%    2.01%     2.40%(C)(E)     1.93%       1.94%     1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            Emerging Markets Portfolio
                           -----------------------------------------------------------   ------------
                               Year        Year        Year        Year         Year         Year
                              Ended       Ended       Ended       Ended        Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    21.42
                           ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.49         0.56        0.52        0.55        0.61         0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (4.54)       (0.20)       1.17        0.37       (2.53)       (2.53)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations............      (4.05)        0.36        1.69        0.92       (1.92)       (2.10)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.41)
 Net Realized Gains.......         --        (0.16)      (0.28)      (1.04)      (1.77)       (0.40)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions....      (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.81)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.51
========================   ==========   ==========  ==========  ==========  ==========   ==========
Total Return..............     (15.24)%       1.33%       6.58%       4.08%      (6.82)%      (9.88)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $4,845,174
Ratio of Expenses to
 Average Net Assets (B)...       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.60%        0.56%       0.57%       0.61%       0.61%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.97%        2.11%       1.97%       2.14%       2.07%        2.16%
------------------------------------------------------------------------------------------------------

                           Emerging Markets Small Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    21.10  $    20.33  $    19.85  $    24.26
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.43        0.40        0.40        0.42
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.62        1.37        0.83       (3.67)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.05        1.77        1.23       (3.25)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.40)      (0.39)      (0.35)      (0.40)
 Net Realized Gains.......      (0.33)      (0.61)      (0.40)      (0.76)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.73)      (1.00)      (0.75)      (1.16)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.42  $    21.10  $    20.33  $    19.85
========================   ==========  ==========  ==========  ==========
Total Return..............       5.12%       8.92%       6.71%     (14.03)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to
 Average Net Assets (B)...       0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.02%       1.91%       2.01%       1.86%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           Emerging Markets Value Portfolio-Class R2 Shares
                           ----------------------------------------------
                             Year      Year      Year      Year     Year
                            Ended     Ended     Ended     Ended    Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                             2015      2014      2013      2012     2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                           -------   -------   --------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.49      0.59       0.47     0.50     0.20
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (5.61)    (1.10)      1.68    (0.45)   (5.45)
                           -------   -------   --------  -------  -------
   Total from Investment
    Operations............   (5.12)    (0.51)      2.15     0.05    (5.25)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
 Net Realized Gains.......      --     (0.42)     (0.59)   (0.39)   (1.63)
                           -------   -------   --------  -------  -------
   Total Distributions....   (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
========================   ========  ========  ========  ======== ========
Total Return..............  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to
 Average Net Assets (B)...    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.93%     2.09%      1.65%    1.78%    1.56%
----------------------------------------------------------------------------

                               Emerging Markets Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------------
                               Year          Year          Year         Year         Year
                              Ended         Ended         Ended        Ended        Ended
                             Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                               2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                           -----------   -----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.54          0.66          0.55         0.57         0.64
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (5.60)        (1.10)         1.67        (0.44)       (5.72)
                           -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations............       (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
 Net Realized Gains.......          --         (0.42)        (0.59)       (0.39)       (1.63)
                           -----------   -----------   -----------  -----------  -----------
   Total Distributions....       (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
========================   ===========   ===========   ===========  ===========  ===========
Total Return..............      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to
 Average Net Assets (B)...        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       Emerging Markets Core Equity Portfolio
                          --------------------------------------------------------------
                              Year          Year         Year        Year         Year
                             Ended         Ended        Ended       Ended        Ended
                            Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                              2015          2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year....... $     20.08   $     20.09  $     19.00  $    18.73  $    21.31
                          -----------   -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)............        0.39          0.42         0.39        0.41        0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       (3.29)        (0.03)        1.07        0.23       (2.65)
                          -----------   -----------  -----------  ----------  ----------
 Total from Investment
   Operations............       (2.90)         0.39         1.46        0.64       (2.22)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
                          -----------   -----------  -----------  ----------  ----------
 Total Distributions.....       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year.................... $     16.81   $     20.08  $     20.09  $    19.00  $    18.73
========================  ===========   ===========  ===========  ==========  ==========
Total Return.............      (14.49)%        1.89%        7.75%       3.55%     (10.59)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $14,856,878   $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to
 Average Net Assets......        0.62%         0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly).............        0.62%         0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.06%         2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate..           5%            2%           1%          1%          1%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            Percentage
                                                                                             Ownership
Feeder Funds                                   Master Funds                                 at 10/31/15
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  83%
Japanese Small Company Portfolio               The Japanese Small Company Series                18%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              8%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

Fund of Funds
-------------                                  -
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                82%
                                               The United Kingdom Small Company Series          98%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             24%
                                               DFA International Real Estate Securities         41%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and fund of funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. International Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, DFA Global Real Estate Securities Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2015, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $38,474 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and
June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Fund, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each non-Feeder Fund's previous investment advisory agreement, investment management agreement or investment advisory and administration agreements (i.e., with respect to the International Small Company Portfolio), with the Advisor. For the Feeder Funds, the new investment management agreement replaced each Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent a Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive a Feeder Fund's investment management fee in the circumstances described in the notes below.

   For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                  Enhanced U.S. Large Company Portfolio. 0.20%
                  U.S. Large Cap Equity Portfolio....... 0.15%
                  U.S. Targeted Value Portfolio......... 0.35%
                  U.S. Small Cap Value Portfolio........ 0.50%
                  U.S. Core Equity 1 Portfolio.......... 0.17%
                  U.S. Core Equity 2 Portfolio.......... 0.20%

           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.28%
           DFA Global Real Estate Securities Portfolio*........ 0.22%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.40%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Core Equity Portfolio.............. 0.55%

* The investment advisory services/management fees have been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   Prior to July 21, 2015, the Feeder Funds and International Small Company Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Effective July 21, 2015, the Feeder Funds' and International Small Company Portfolio's investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.25%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.50%
                 Asia Pacific Small Company Portfolio... 0.50%
                 United Kingdom Small Company Portfolio. 0.50%
                 Continental Small Company Portfolio.... 0.50%
                 Emerging Markets Portfolio............. 0.50%
                 Emerging Markets Small Cap Portfolio... 0.65%
                 Emerging Markets Value Portfolio....... 0.50%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee

Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1).............    0.19%         $49             $    28
U.S. Large Cap Value Portfolio (2)..............    0.25%          --                  --
U.S. Targeted Value Portfolio (3)...............    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1)................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1)................    0.26%          --                  --
U.S. Vector Equity Portfolio (1)................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)........    0.18%           7               1,679
International Core Equity Portfolio (1).........    0.49%          --                  --
International Small Company Portfolio (4).......    0.45%          --                  --
Japanese Small Company Portfolio (5)............    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)........    0.47%          --                  --
United Kingdom Small Company Portfolio (5)......    0.47%           4                  28
Continental Small Company Portfolio (5).........    0.47%          --                  --
DFA International Real Estate Securities
  Portfolio (6).................................    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7).    0.24%          61              16,668
International Vector Equity Portfolio (1).......    0.60%          --                  --
World ex U.S. Value Portfolio (8)...............    0.60%          --                 720
World ex U.S. Targeted Value Portfolio (9)......    0.80%          --               1,777
World ex U.S. Core Equity Portfolio (10)........    0.47%          38               1,541
World Core Equity Portfolio (11)................    0.35%           1                 555
Selectively Hedged Global Equity Portfolio (12).    0.40%          77               1,102
Emerging Markets Portfolio (2)..................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)........    0.65%          --                  --
Emerging Markets Value Portfolio (2)............    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1)......    0.85%          --                  --
Class R1 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.62%          --                  --
Class R2 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.77%          --                  --
Emerging Markets Value Portfolio (14)...........    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation

Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume other Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within 36 months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 3
         Large Cap International Portfolio..................     10
         International Core Equity Portfolio................     72
         DFA International Real Estate Securities Portfolio.     16
         DFA International Small Cap Value Portfolio........     32
         International Vector Equity Portfolio..............      8
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............      2
         World ex U.S. Core Equity Portfolio................     11
         Emerging Markets Core Equity Portfolio.............     94

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  8
            U.S. Large Cap Equity Portfolio....................    2
            U.S. Large Cap Value Portfolio.....................  330
            U.S. Targeted Value Portfolio......................   98
            U.S. Small Cap Value Portfolio.....................  300
            U.S. Core Equity 1 Portfolio.......................  153
            U.S. Core Equity 2 Portfolio.......................  234
            U.S. Vector Equity Portfolio.......................   71
            U.S. Small Cap Portfolio...........................  164
            U.S. Micro Cap Portfolio...........................  148
            DFA Real Estate Securities Portfolio...............  121
            Large Cap International Portfolio..................   76
            International Core Equity Portfolio................  219
            International Small Company Portfolio..............  227
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   46
            DFA Global Real Estate Securities Portfolio........   35
            DFA International Small Cap Value Portfolio........  333
            International Vector Equity Portfolio..............   19
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  102
            Emerging Markets Small Cap Portfolio...............   80
            Emerging Markets Value Portfolio...................  444
            Emerging Markets Core Equity Portfolio.............  223

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government     Other Investment
                                           Securities          Securities
                                       ------------------ ---------------------
                                       Purchases  Sales   Purchases    Sales
                                       --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio. $398,312  $382,868 $   66,293 $   88,992
U.S. Large Cap Equity Portfolio.......       --        --    533,457     59,766
U.S. Targeted Value Portfolio.........       --        --  2,907,716    933,338
U.S. Small Cap Value Portfolio........       --        --  2,865,506  1,961,319
U.S. Core Equity 1 Portfolio..........       --        --  3,071,299    483,948

                                                    U.S. Government   Other Investment
                                                      Securities         Securities
                                                    --------------- ---------------------
                                                    Purchases Sales Purchases    Sales
                                                    --------- ----- ---------- ----------
U.S. Core Equity 2 Portfolio.......................    --      --   $3,291,603 $  753,660
U.S. Vector Equity Portfolio.......................    --      --      661,294    368,476
U.S. Small Cap Portfolio...........................    --      --    2,694,919  1,099,360
U.S. Micro Cap Portfolio...........................    --      --      765,172    725,356
DFA Real Estate Securities Portfolio...............    --      --      624,614    285,608
Large Cap International Portfolio..................    --      --      501,159    304,319
International Core Equity Portfolio................    --      --    3,165,876    506,182
DFA International Real Estate Securities Portfolio.    --      --      648,879     63,653
DFA Global Real Estate Securities Portfolio........    --      --      972,852      4,106
DFA International Small Cap Value Portfolio........    --      --    3,357,177  2,230,599
International Vector Equity Portfolio..............    --      --      480,413    123,391
World ex U.S. Targeted Value Portfolio.............    --      --      130,463        478
World ex U.S. Core Equity Portfolio................    --      --    1,226,595      7,252
Emerging Markets Core Equity Portfolio.............    --      --    2,795,211    731,558

   For the year ended October 31, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                            DFA Global Real Estate Securities Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $1,574,619 $189,582  $657,800 $ 69,748          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,448,338  278,337     7,000   75,369          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $3,300,166 $3,022,957 $467,918  $664,800 $145,117          --
                                 ========== ========== ========  ======== ========      ======

                                                   World ex U.S. Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $    9,588 $   16,637 $  8,964  $  1,809 $    205      $  169

                                               World ex U.S. Targeted Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $   93,592         -- $ 60,225  $149,563 $  1,871      $1,797
International Vector Equity
  Portfolio.....................     13,571         --    9,476    21,182      435         135
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  107,163         -- $ 69,701  $170,745 $  2,306      $1,932
                                 ========== ========== ========  ======== ========      ======

                                                World ex U.S. Core Equity Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
International Core Equity
  Portfolio..................... $  312,519         -- $  4,047  $313,486 $      7          --
Emerging Markets Core Equity
  Portfolio.....................     93,258         --   44,501   133,044      596          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  405,777         -- $ 48,548  $446,530 $    603          --
                                 ========== ========== ========  ======== ========      ======

                                                    World Core Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 1 Portfolio...  $ 38,342   $105,442  $ 71,217  $ 4,192  $1,107        $171
 International Core Equity
   Portfolio....................    29,208     76,621    54,462    4,963   1,422          --
 Emerging Markets Core Equity
   Portfolio....................     8,097     20,320    16,277    1,159     308          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $ 75,647   $202,383  $141,956  $10,314  $2,837        $171
                                  ========   ========  ========  =======  ======        ====

                                            Selectively Hedged Global Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 2 Portfolio...  $ 64,220   $110,935  $ 48,134  $   667  $1,350        $469
 International Core Equity
   Portfolio....................    53,147     87,007    37,779      978   1,883          --
 Emerging Markets Core Equity
   Portfolio....................    23,899     36,717    19,717    1,022     635          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $141,266   $234,659  $105,630  $ 2,667  $3,868        $469
                                  ========   ========  ========  =======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Large Cap International Portfolio..................    $ 32,450        $   (358)     $ (32,092)
International Core Equity Portfolio................     170,340         (10,135)      (160,205)
International Small Company Portfolio..............     162,737          (1,167)      (161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio
2014...............................................    $ 39,201      $ 38,966    $ 78,167
2015...............................................      51,799       109,045     160,844
U.S. Small Cap Portfolio
2014...............................................      85,510       218,795     304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Targeted Value Portfolio
2014.......................................    $  2,537      $  1,141    $  3,678
2015.......................................       3,902           402       4,304
World ex U.S. Core Equity Portfolio
2014.......................................       6,163            --       6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358            14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and   Long-Term
                                                      Short-Term    Capital
                                                    Capital Gains    Gains    Total
                                                    -------------- --------- -------
Enhanced U.S. Large Company Portfolio..............    $   412      $ 1,004  $ 1,416
U.S. Large Cap Equity Portfolio....................        304           --      304
U.S. Large Cap Value Portfolio.....................     17,499       37,534   55,033
U.S. Targeted Value Portfolio......................      4,987       16,422   21,409
U.S. Small Cap Value Portfolio.....................      7,990       28,335   36,325
U.S. Core Equity 1 Portfolio.......................      6,903        5,449   12,352
U.S. Core Equity 2 Portfolio.......................      8,413       10,793   19,206
U.S. Vector Equity Portfolio.......................      2,934        6,801    9,735
U.S. Small Cap Portfolio...........................      5,559       25,529   31,088
U.S. Micro Cap Portfolio...........................      1,827       11,982   13,809
DFA Real Estate Securities Portfolio...............         --           --       --
International Core Equity Portfolio................      8,245           --    8,245
International Small Company Portfolio..............     11,013       11,430   22,443
United Kingdom Small Company Portfolio.............         39           62      101
DFA International Real Estate Securities Portfolio.        440           --      440
DFA Global Real Estate Securities Portfolio........      1,213           --    1,213
DFA International Small Cap Value Portfolio........     12,637        9,492   22,129

                                                    Net Investment
                                                      Income and
                                                      Short-Term
                                                      Long-Term    Capital
                                                    Capital Gains   Gains   Total
                                                    -------------- ------- -------
DFA International Real Estate Securities Portfolio.    $   440         --  $   440
International Vector Equity Portfolio..............      1,612     $  255    1,867
World ex U.S. Targeted Value Portfolio.............        147         --      147
World ex U.S. Core Equity Portfolio................        479         --      479
Selectively Hedged Global Equity Portfolio.........        278         28      306
Emerging Markets Portfolio.........................      7,227         --    7,227
Emerging Markets Small Cap Portfolio...............      6,063      2,037    8,100
Emerging Markets Value Portfolio...................     26,840         --   26,840
Emerging Markets Core Equity Portfolio.............     23,989         --   23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --     $     (111)   $   13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070        31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039     5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409     1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303     2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015     3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832     4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331     1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529     2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067     1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171     1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692       114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496       198,190
International Small Company
  Portfolio..............................      94,660       205,951             --        665,626       966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782       (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)      (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389        12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682        15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)     (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569       647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732     1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001        85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)       (7,437)
World ex U.S. Targeted Value
  Portfolio..............................         154            --        (12,694)         8,504        (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)      (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)       (7,223)

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Selectively Hedged Global Equity
  Portfolio......................    $  5,273       $   620             --    $     6,326    $    12,219
Emerging Markets Portfolio.......      22,683            --      $(120,360)       455,503        357,826
Emerging Markets Small Cap
  Portfolio......................      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio......................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                     Expires on October 31,
                                                    --------------------------------------------------------
                                                     2016     2017    2018    2019   2020 Unlimited  Total
                                                    ------- -------- ------- ------- ---- --------- --------
Enhanced U.S. Large Company Portfolio..............      --       --      --      --  --        --        --
U.S. Large Cap Equity Portfolio....................      --       --      --      --  --  $  1,351  $  1,351
U.S. Large Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Targeted Value Portfolio......................      --       --      --      --  --        --        --
U.S. Small Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Core Equity 1 Portfolio.......................      --       --      --      --  --        --        --
U.S. Core Equity 2 Portfolio.......................      --       --      --      --  --        --        --
U.S. Vector Equity Portfolio.......................      --       --      --      --  --        --        --
U.S. Small Cap Portfolio...........................      --       --      --      --  --        --        --
U.S. Micro Cap Portfolio...........................      --       --      --      --  --        --        --
DFA Real Estate Securities Portfolio...............      --       --      -- $19,021  --        --    19,021
Large Cap International Portfolio.................. $19,004 $135,393 $14,311  12,549  --    87,627   268,884
International Core Equity Portfolio................      --   53,176      --      --  --   243,475   296,651
International Small Company Portfolio..............      --       --      --      --  --        --        --
Japanese Small Company Portfolio...................  19,909   13,952  12,208   5,543  --        --    51,612
Asia Pacific Small Company Portfolio...............  16,317    8,261      --      --  --     9,216    33,794
United Kingdom Small Company Portfolio.............      --       --      --      --  --        --        --
Continental Small Company Portfolio................   4,536    7,224   5,252      --  --        --    17,012
DFA International Real Estate Securities Portfolio.  13,446   34,576  38,689  69,466  --    59,280   215,457
DFA Global Real Estate Securities Portfolio........      --       --     774      --  --       439     1,213
DFA International Small Cap Value Portfolio........      --       --      --      --  --        --        --
International Vector Equity Portfolio..............      --       --      --      --  --        --        --
World ex U.S. Value Portfolio......................      --       --      --     345  --        --       345
World ex U.S. Targeted Value Portfolio.............      --       --      --      --  --    12,694    12,694
World ex U.S. Core Equity Portfolio................      --       --      --      --  --     9,432     9,432
World Core Equity Portfolio........................      --       --      --      --  --        --        --
Selectively Hedged Global Equity Portfolio.........      --       --      --      --  --        --        --
Emerging Markets Portfolio.........................      --       --      --      --  --   120,360   120,360
Emerging Markets Small Cap Portfolio...............      --       --      --      --  --        --        --
Emerging Markets Value Portfolio...................      --       --      --      --  --   948,015   948,015
Emerging Markets Core Equity Portfolio.............   7,080   26,444      --      --  --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   254,451  $       99  $      (205)  $      (106)
U.S. Large Cap Equity Portfolio....................     702,331      62,658      (31,588)       31,070
U.S. Large Cap Value Portfolio.....................  11,374,302   4,499,044           --     4,499,044
U.S. Targeted Value Portfolio......................   7,515,260   1,615,681     (693,272)      922,409
U.S. Small Cap Value Portfolio.....................  11,049,862   3,443,849   (1,216,546)    2,227,303
U.S. Core Equity 1 Portfolio.......................  11,439,540   3,779,487     (504,472)    3,275,015
U.S. Core Equity 2 Portfolio.......................  12,873,905   4,739,713     (692,881)    4,046,832
U.S. Vector Equity Portfolio.......................   3,308,684   1,196,493     (265,162)      931,331
U.S. Small Cap Portfolio...........................  10,750,151   2,874,601     (817,072)    2,057,529
U.S. Micro Cap Portfolio...........................   4,503,908   1,849,153     (478,086)    1,371,067
DFA Real Estate Securities Portfolio...............   4,915,331   2,012,053     (124,820)    1,887,233
Large Cap International Portfolio..................   2,943,799     681,190     (309,452)      371,738
International Core Equity Portfolio................  14,878,358   2,409,610   (1,942,753)      466,857
International Small Company Portfolio..............   8,517,618     665,871           --       665,871
Japanese Small Company Portfolio...................     434,450      29,837           --        29,837
Asia Pacific Small Company Portfolio...............     246,500          --      (46,161)      (46,161)
United Kingdom Small Company Portfolio.............      25,260      10,385           --        10,385
Continental Small Company Portfolio................     246,497      31,566           --        31,566
DFA International Real Estate Securities Portfolio.   3,705,640     124,793     (173,705)      (48,912)
DFA Global Real Estate Securities Portfolio........   3,816,334     615,309      (16,740)      598,569
DFA International Small Cap Value Portfolio........  12,181,419   3,009,624   (1,811,126)    1,198,498
International Vector Equity Portfolio..............   1,627,747     283,325     (209,304)       74,021
World ex U.S. Value Portfolio......................     163,302          --       (7,838)       (7,838)
World ex U.S. Targeted Value Portfolio.............     231,309      12,875       (4,369)        8,506
World ex U.S. Core Equity Portfolio................   1,288,644      61,184     (117,810)      (56,626)
World Core Equity Portfolio........................     215,558         633       (8,110)       (7,477)
Selectively Hedged Global Equity Portfolio.........     228,343      11,344       (5,028)        6,316
Emerging Markets Portfolio.........................   3,865,581     455,620           --       455,620
Emerging Markets Small Cap Portfolio...............   5,106,524          --     (254,711)     (254,711)
Emerging Markets Value Portfolio...................  18,177,759          --   (3,223,820)   (3,223,820)
Emerging Markets Core Equity Portfolio.............  17,167,174   2,426,299   (3,650,692)   (1,224,393)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             Year Ended             Year Ended
                                                           Oct. 31, 2015           Oct. 31,2014
                                                       ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                       -----------  --------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    32,126     1,408  $     9,171       406
 Shares Issued in Lieu of Cash Distributions..........       1,658        78          657        30
 Shares Redeemed......................................      (7,954)     (357)      (2,817)     (123)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    25,830     1,129  $     7,011       313
                                                       ===========  ========  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    91,125     4,038  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,855       231        1,832        84
 Shares Redeemed......................................     (35,030)   (1,563)     (21,767)     (957)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    60,950     2,706  $    57,685     2,556
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,738,417   122,334  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     299,961    14,250      268,683    12,353
 Shares Redeemed......................................  (1,098,528)  (49,444)    (897,338)  (39,462)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,939,850    87,140  $ 1,177,731    52,082
                                                       ===========  ========  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    30,224     1,180  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,822        79        3,524       126
 Shares Redeemed......................................     (36,071)   (1,484)     (43,702)   (1,563)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (4,025)     (225) $    (1,613)      (59)
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 3,605,561   146,249  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     330,322    14,260      643,949    22,910
 Shares Redeemed......................................  (4,083,777) (163,185)  (3,445,026) (122,635)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (147,894)   (2,676) $   417,473    15,895
                                                       ===========  ========  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                            Unrealized
                                                                                              Foreign
Settlement  Currency                                             Contract      Value at      Exchange
   Date     Amount**     Currency           Counterparty          Amount   October 31, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  ---------------- -----------
 11/27/15      (9,018) Denmark Krone JP Morgan                   $ (1,341)     $ (1,331)       $ 10
 12/02/15     (19,485) Euro          State Street Bank and Trust  (21,479)      (21,435)         44
 12/02/15  (2,186,275) Japanese Yen  State Street Bank and Trust  (18,084)      (18,122)        (38)
 11/23/15     (19,022) Swedish Krona Citibank, N.A.                (2,294)       (2,227)         67
 11/25/15      (5,386) Swiss Franc   JP Morgan                     (5,477)       (5,452)         25
                                                                 --------      --------        ----
                                                                 $(48,675)     $(48,567)       $108
                                                                 ========      ========        ====

* During the year ended October 31, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $47,372 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)        12/17/15     392     $203,223   $  795         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  12/18/15      94        9,746      752       $432
                                                                        --------   ------       ----
                                                                        $212,969   $1,547       $432
                                                                        ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,190 and $7,322 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......       $795           --      $795*
Selectively Hedged Global Equity Portfolio.        898         $146       752*

                                                Liability Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Selectively Hedged Global Equity Portfolio.       $(38)        $(38)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $15,988     $  616     $15,372
   U.S. Large Cap Equity Portfolio*.............     (12)        --         (12)
   U.S. Targeted Value Portfolio*...............    (296)        --        (296)
   U.S. Small Cap Value Portfolio*..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio*................   1,793         --       1,793
   U.S. Vector Equity Portfolio*................    (811)        --        (811)
   U.S. Micro Cap Portfolio**...................  (2,258)        --      (2,258)
   Large Cap International Portfolio*...........     769         --         769
   DFA International Small Cap Value Portfolio*.  (5,555)        --      (5,555)
   World ex U.S. Targeted Value Portfolio*......    (347)        --        (347)
   World ex U.S. Core Equity Portfolio*.........     172          1         171
   Selectively Hedged Global Equity Portfolio...   2,757      3,159        (402)

                                                     Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $(6,472)    $ (205)    $(6,267)
   Selectively Hedged Global Equity Portfolio...     171       (530)        701

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Portfolios had limited activity in futures contracts.

**During the year ended October 31, 2015, U.S. Micro Cap Portfolio's average notional contract amount of outstanding futures contracts was $6,352 (in thousands).

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2015 (Amounts in thousands):

                                    Gross Amounts Not                                     Gross Amounts Not
                                 Offset in the Statements                              Offset in the Statements
                                of Assets and Liabilities                             of Assets and Liabilities
                                --------------------------                            --------------------------
                  Gross Amounts                    Cash                Gross Amounts                     Cash
                  of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral    Net
Description        Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged   Amount (e)
-----------       ------------- --------------- ---------- ---------- --------------- --------------- ---------- ----------
                                        Assets                                             Liabilities
                  --------------------------------------------------- -----------------------------------------------------
Selectively Hedged Global Equity Portfolio
Forward Currency
 Contracts.......     $146           $(38)          --        $108          $38            $(38)          --         --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

NoteJ contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average    Average Loan     Days     Expense  Borrowed During
                                 Interest Rate   Balance    Outstanding* Incurred   The Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.87%       $ 1,775         25        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.88%         6,572          6          1          9,772
U.S. Small Cap Value Portfolio..     0.84%        16,106          4          1         19,998
U.S. Core Equity 1 Portfolio....     0.88%        54,145          5          7         85,542
U.S. Core Equity 2 Portfolio....     0.88%           474          1         --            474
U.S. Vector Equity Portfolio....     0.88%         4,276         32          3          9,743

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average    Average Loan     Days     Expense  Borrowed During
                                          Interest Rate   Balance    Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Small Cap Portfolio.................     0.87%       $11,063          7        $ 2       $ 29,254
U.S. Micro Cap Portfolio.................     0.88%         3,340         27          2         16,624
DFA Real Estate Securities Portfolio.....     0.88%        21,674         50         27        126,767
Large Cap International Portfolio........     0.88%         8,544         13          3         30,988
International Small Company Portfolio....     0.88%         7,600         14          3         23,012
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.88%         5,943         14          2         29,110
International Vector Equity Portfolio....     0.88%         9,096         26          6         33,723
World ex U.S. Value Portfolio............     0.87%           137         55         --            575
World ex U.S. Targeted Value Portfolio...     0.88%         1,328         47          2          8,741
World ex U.S. Core Equity Portfolio......     0.87%         1,527          3         --          1,614
World Core Equity Portfolio..............     0.88%           158         22         --            883
Selectively Hedged Global Equity
  Portfolio..............................     0.89%         2,230          4         --          3,193
Emerging Markets Core Equity Portfolio...     0.76%        38,623         27         26        231,513

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   At October 31, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $12 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2015, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest  Maximum Amount
                              Borrower or    Average    Average Loan     Days     Expense/  Borrowed/Loaned
                                Lender    Interest Rate   Balance    Outstanding*  Income  During The Period
                              ----------- ------------- ------------ ------------ -------- -----------------
Emerging Markets Core Equity
  Portfolio..................  Borrower       0.49%       $304,214        4         $17        $311,958

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio utilized an interfund loan.

   The Portfolios had no outstanding interfund loans as of October 31, 2015.

J. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

        Portfolio                                    Purchases  Sales
        ---------                                    --------- --------
        DFA Real Estate Securities Portfolio........ $    766  $ 93,185
        International Core Equity Portfolio.........  104,379        12
        Emerging Markets Core Equity Portfolio......    2,044       213
        DFA Global Real Estate Securities Portfolio.   95,016        --
        World ex U.S. Targeted Value Portfolio......    4,220        --
        U.S. Core Equity 1 Portfolio................  173,893    50,678
        U.S. Core Equity 2 Portfolio................  149,485    37,250
        International Vector Equity Portfolio.......    9,300    11,532
        Large Cap International Portfolio...........   11,026    13,287
        DFA International Small Cap Value Portfolio.   69,151   169,181
        U.S. Targeted Value Portfolio...............  125,939   134,815
        U.S. Vector Equity Portfolio................   37,056    43,979
        U.S. Small Cap Portfolio....................  102,692    60,286
        U.S. Small Cap Value Portfolio..............   31,225   290,146
        U.S. Micro Cap Portfolio....................   30,321    72,112
        World ex U.S. Core Equity Portfolio.........   11,256        44
        U.S. Large Cap Equity Portfolio.............   16,226    10,925

K. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  4,556
          U.S. Targeted Value Portfolio......................  263,396
          U.S. Small Cap Value Portfolio.....................  315,108
          U.S. Core Equity 1 Portfolio.......................  368,724
          U.S. Core Equity 2 Portfolio.......................  531,265
          U.S. Vector Equity Portfolio.......................  117,461
          U.S. Small Cap Portfolio...........................  156,455
          U.S. Micro Cap Portfolio...........................   64,402
          DFA Real Estate Securities Portfolio...............   99,650
          Large Cap International Portfolio..................    8,107
          International Core Equity Portfolio................   21,777
          DFA International Real Estate Securities Portfolio.    2,384
          DFA International Small Cap Value Portfolio........    8,028
          International Vector Equity Portfolio..............    3,036
          World ex U.S. Targeted Value Portfolio.............      868
          World ex U.S. Core Equity Portfolio................    6,157
          Emerging Markets Core Equity Portfolio.............  708,338

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, the Portfolios' realized net gains on in-kind redemptions as follows:

                 U.S. Large Cap Equity Portfolio...... $ 10,024
                 U.S. Small Cap Value Portfolio.......   12,630
                 U.S. Core Equity 1 Portfolio.........   48,790
                 U.S. Small Cap Portfolio.............   28,254
                 U.S. Micro Cap Portfolio.............   12,861
                 DFA Real Estate Securities Portfolio.  258,319
                 Large Cap International Portfolio....   33,199

             International Core Equity Portfolio......... $163,544
             DFA International Small Cap Value Portfolio.  193,547
             International Vector Equity Portfolio.......   10,623
             Emerging Markets Core Equity Portfolio......   29,647

O. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      4             75%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             85%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             59%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             77%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             82%
Large Cap International Portfolio -- Institutional Class Shares.....      3             67%
International Core Equity Portfolio.................................      4             72%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             86%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             92%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             77%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             61%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      7             93%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             98%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      4             86%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      3             88%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%

                                                                              Approximate
                                                                               Percentage
                                                                 Number of   of Outstanding
                                                                Shareholders     Shares
                                                                ------------ --------------
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares.......................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares............      2             82%
Emerging Markets Value Portfolio -- Institutional Class Shares.      2             32%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

Asia Pacific Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,639,893 99.82%  92.04%  21,538   0.18%     0.17%
(b) George M. Constantinides. 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(c) John P. Gould............ 11,641,603 99.83%  92.06%  19,828   0.17%     0.16%
(d) Roger G. Ibbotson........ 11,640,265 99.82%  92.05%  21,166   0.18%     0.17%
(e) Edward P. Lazear......... 11,634,513 99.77%  92.00%  26,917   0.23%     0.21%
(f) Eduardo A. Repetto....... 11,629,958 99.73%  91.96%  31,471   0.27%     0.25%
(g) Myron S. Scholes......... 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(h) Abbie J. Smith........... 11,619,829 99.64%  91.88%  41,601   0.36%     0.33%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,349  88.71%  81.80% 18,073   0.15%    0.14%   28,024   0.24%    0.22%   1,270,985  10.90%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,358,228  88.82%  81.91%  3,954   0.03%    0.03%   28,264   0.24%    0.22%   1,270,984  10.90%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,214  88.70%  81.80% 10,804   0.09%    0.09%   35,427   0.30%    0.28%   1,270,985  10.90%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,605,130 99.52%  91.77%  56,301   0.48%     0.45%
(b) George M. Constantinides. 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(c) John P. Gould............ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(d) Roger G. Ibbotson........ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(e) Edward P. Lazear......... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(f) Eduardo A. Repetto....... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(g) Myron S. Scholes......... 11,580,590 99.31%  91.57%  80,839   0.69%     0.64%
(h) Abbie J. Smith........... 11,581,929 99.32%  91.58%  79,501   0.68%     0.63%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,338,848  88.66%  81.75% 23,574   0.20%    0.19%   28,024   0.24%    0.22%   1,270,984  10.90%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,346,245  88.72%  81.81% 15,759   0.14%    0.12%   28,441   0.24%    0.22%   1,270,985  10.90%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,336,271  88.64%  81.73% 18,747   0.16%    0.15%   35,427   0.30%    0.28%   1,270,985  10.90%

Continental Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,441,688 99.64%  78.17%  30,293   0.36%     0.28%
(b) George M. Constantinides. 8,422,910 99.42%  78.00%  49,071   0.58%     0.45%
(c) John P. Gould............ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(d) Roger G. Ibbotson........ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(e) Edward P. Lazear......... 8,429,351 99.50%  78.06%  42,630   0.50%     0.39%
(f) Eduardo A. Repetto....... 8,413,116 99.31%  77.91%  58,865   0.69%     0.55%
(g) Myron S. Scholes......... 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(h) Abbie J. Smith........... 8,444,227 99.67%  78.20%  27,754   0.33%     0.26%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,371,613  75.21%  59.00% 20,656   0.24%    0.19%   16,634   0.20%    0.15%   2,063,078  24.35%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,387,842  75.40%  59.15%  4,425   0.05%    0.04%   16,634   0.20%    0.15%   2,063,080  24.35%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,366,860  75.15%  58.96% 11,307   0.13%    0.10%   30,732   0.36%    0.28%   2,063,082  24.35%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(b) George M. Constantinides. 8,419,216 99.38%  77.96%  52,765   0.62%     0.49%
(c) John P. Gould............ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(d) Roger G. Ibbotson........ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(e) Edward P. Lazear......... 8,425,658 99.45%  78.02%  46,323   0.55%     0.43%
(f) Eduardo A. Repetto....... 8,409,422 99.26%  77.87%  62,559   0.74%     0.58%
(g) Myron S. Scholes......... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(h) Abbie J. Smith........... 8,440,533 99.63%  78.16%  31,449   0.37%     0.29%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,369,238  75.18%  58.98% 22,696   0.27%    0.21%   16,970   0.20%    0.16%   2,063,077  24.35%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,382,228  75.33%  59.10%  9,706   0.11%    0.09%   16,970   0.20%    0.16%   2,063,078  24.35%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,365,260  75.13%  58.94% 12,794   0.15%    0.12%   30,846   0.36%    0.29%   2,063,081  24.35%

DFA Global Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 196,334,605 98.51%  56.80% 2,972,544  1.49%     0.86%
(b) George M. Constantinides. 196,344,233 98.51%  56.81% 2,962,916  1.49%     0.86%
(c) John P. Gould............ 196,145,844 98.41%  56.75% 3,161,305  1.59%     0.91%
(d) Roger G. Ibbotson........ 196,217,006 98.45%  56.77% 3,089,843  1.55%     0.89%
(e) Edward P. Lazear......... 196,317,237 98.50%  56.80% 2,989,922  1.50%     0.87%
(f) Eduardo A. Repetto....... 196,341,045 98.51%  56.80% 2,966,104  1.49%     0.86%
(g) Myron S. Scholes......... 196,199,379 98.44%  56.76% 3,107,770  1.56%     0.90%
(h) Abbie J. Smith........... 196,341,527 98.51%  56.81% 2,962,622  1.49%     0.86%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,279,926  78.91%  45.50% 1,641,318  0.82%    0.47%   2,488,787  1.25%    0.72%   37,897,118  19.01%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,824,666  79.19%  45.66% 1,109,781  0.56%    0.32%   2,475,590  1.24%    0.72%   37,897,118  19.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,349,082  78.95%  45.52% 1,514,657  0.76%    0.44%   2,546,296  1.28%    0.74%   37,897,118  19.01%

DFA International Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 561,678,588 95.77%  93.60% 24,793,023  4.23%     4.13%
(b) George M. Constantinides. 561,981,532 95.82%  93.65% 24,490,079  4.18%     4.08%
(c) John P. Gould............ 560,888,867 95.64%  93.47% 25,582,744  4.36%     4.26%
(d) Roger G. Ibbotson........ 561,794,150 95.79%  93.62% 24,677,461  4.21%     4.11%
(e) Edward P. Lazear......... 561,973,443 95.82%  93.65% 24,498,168  4.18%     4.08%
(f) Eduardo A. Repetto....... 561,922,004 95.81%  93.64% 24,549,607  4.19%     4.09%
(g) Myron S. Scholes......... 560,031,549 95.49%  93.33% 26,440,062  4.51%     4.41%
(h) Abbie J. Smith........... 560,547,754 95.58%  93.41% 25,923,857  4.42%     4.32%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
395,312,237  67.41%  65.88% 13,375,891  2.28%    2.23%   1,329,601  0.23%    0.22%   176,453,881  30.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- ------- ------- --------- ----------- --------
407,779,823  69.53%  67.96% 1,958,803  0.33%    0.33%   916,453  0.16%    0.15%   176,453,881  30.09%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
401,838,344  68.52%  66.97% 7,626,240  1.30%    1.27%   1,024,231  0.17%    0.17%   176,453,881  30.09%

DFA International Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 427,156,861 98.85%  67.25%  4,980,197  1.15%     0.78%
(b) George M. Constantinides. 422,926,419 97.87%  66.58%  9,210,639  2.13%     1.45%
(c) John P. Gould............ 422,857,346 97.85%  66.57%  9,279,712  2.15%     1.46%
(d) Roger G. Ibbotson........ 422,925,804 97.87%  66.58%  9,211,254  2.13%     1.45%
(e) Edward P. Lazear......... 426,983,290 98.81%  67.22%  5,153,768  1.19%     0.81%
(f) Eduardo A. Repetto....... 427,862,025 99.01%  67.36%  4,275,032  0.99%     0.67%
(g) Myron S. Scholes......... 422,222,885 97.71%  66.47%  9,914,173  2.29%     1.56%
(h) Abbie J. Smith........... 422,043,801 97.66%  66.44% 10,093,257  2.34%     1.59%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
356,776,802  82.56%  56.17% 1,961,095  0.45%    0.31%   2,775,227  0.64%    0.44%   70,623,934  16.34%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
351,259,092  81.28%  55.30% 7,515,999  1.74%    1.18%   2,738,029  0.63%    0.43%   70,623,934  16.34%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
341,377,618  79.00%  53.74% 7,915,885  1.83%    1.25%   12,219,623  2.83%    1.92%   70,623,934  16.34%

DFA Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 191,920,682 98.83%  91.83% 2,264,670  1.17%     1.08%
(b) George M. Constantinides. 191,902,366 98.82%  91.83% 2,282,986  1.18%     1.09%
(c) John P. Gould............ 191,763,038 98.75%  91.76% 2,422,314  1.25%     1.16%
(d) Roger G. Ibbotson........ 191,825,358 98.78%  91.79% 2,359,995  1.22%     1.13%
(e) Edward P. Lazear......... 191,902,512 98.82%  91.83% 2,282,840  1.18%     1.09%
(f) Eduardo A. Repetto....... 191,928,738 98.84%  91.84% 2,256,615  1.16%     1.08%
(g) Myron S. Scholes......... 191,780,253 98.76%  91.77% 2,405,100  1.24%     1.15%
(h) Abbie J. Smith........... 191,898,940 98.82%  91.82% 2,286,412  1.18%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
119,145,720  61.36%  57.01% 630,060  0.32%    0.30%   1,088,788  0.56%    0.52%   73,320,785  37.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
118,519,077  61.03%  56.71% 1,149,844  0.59%    0.55%   1,195,649  0.62%    0.57%   73,320,785  37.76%

Emerging Markets Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 512,759,977 98.37%  62.55% 8,516,861  1.63%     1.04%
(b) George M. Constantinides. 515,089,575 98.81%  62.83% 6,187,264  1.19%     0.75%
(c) John P. Gould............ 514,911,112 98.78%  62.81% 6,365,726  1.22%     0.78%
(d) Roger G. Ibbotson........ 515,017,546 98.80%  62.82% 6,259,293  1.20%     0.76%
(e) Edward P. Lazear......... 513,759,991 98.56%  62.67% 7,516,848  1.44%     0.92%
(f) Eduardo A. Repetto....... 517,616,872 99.30%  63.14% 3,659,966  0.70%     0.45%
(g) Myron S. Scholes......... 514,411,933 98.68%  62.75% 6,864,906  1.32%     0.84%
(h) Abbie J. Smith........... 513,816,585 98.57%  62.67% 7,460,253  1.43%     0.91%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
404,285,402  77.56%  49.31% 1,302,733  0.25%    0.16%   2,940,754  0.56%    0.36%   112,747,949  21.63%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ----------- --------
405,404,387  77.77%  49.45% 994,390  0.19%    0.12%   2,130,114  0.41%    0.26%   112,747,949  21.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
393,922,183  75.57%  48.05% 12,329,911  2.37%    1.50%   2,276,799  0.44%    0.28%   112,747,949  21.63%

Emerging Markets Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,388,981 98.90%  54.16%   983,573  1.10%     0.60%
(b) George M. Constantinides. 88,435,609 98.95%  54.19%   936,946  1.05%     0.57%
(c) John P. Gould............ 88,423,087 98.94%  54.18%   949,468  1.06%     0.58%
(d) Roger G. Ibbotson........ 88,436,075 98.95%  54.19%   936,481  1.05%     0.57%
(e) Edward P. Lazear......... 88,449,188 98.97%  54.20%   923,366  1.03%     0.57%
(f) Eduardo A. Repetto....... 88,432,309 98.95%  54.19%   940,246  1.05%     0.58%
(g) Myron S. Scholes......... 88,352,635 98.86%  54.14% 1,019,918  1.14%     0.62%
(h) Abbie J. Smith........... 85,852,822 96.06%  52.61% 3,519,734  3.94%     2.16%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,549,600  81.18%  44.46% 405,536  0.45%    0.25%   1,437,349  1.61%    0.88%   14,980,069  16.76%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,674,175  81.32%  44.53% 315,478  0.35%    0.19%   1,402,835  1.57%    0.86%   14,980,069  16.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,427,115  81.04%  44.38% 534,224  0.60%    0.33%   1,431,148  1.60%    0.88%   14,980,069  16.76%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,238,439 98.73%  54.07% 1,134,113  1.27%     0.69%
(b) George M. Constantinides. 88,284,738 98.78%  54.10% 1,087,815  1.22%     0.67%
(c) John P. Gould............ 88,270,500 98.77%  54.09% 1,102,055  1.23%     0.68%
(d) Roger G. Ibbotson........ 88,293,265 98.79%  54.10% 1,079,289  1.21%     0.66%
(e) Edward P. Lazear......... 88,291,531 98.79%  54.10% 1,081,023  1.21%     0.66%
(f) Eduardo A. Repetto....... 88,298,866 98.80%  54.11% 1,073,687  1.20%     0.66%
(g) Myron S. Scholes......... 88,202,636 98.69%  54.05% 1,169,918  1.31%     0.72%
(h) Abbie J. Smith........... 85,692,772 95.88%  52.51% 3,679,783  4.12%     2.25%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,564,182  81.19%  44.47% 373,437  0.42%    0.23%   1,454,869  1.63%    0.89%   14,980,069  16.76%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,628,505  81.26%  44.50% 318,602  0.36%    0.20%   1,445,382  1.62%    0.89%   14,980,069  16.76%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,419,117  81.03%  44.38% 519,772  0.58%    0.32%   1,453,597  1.63%    0.89%   14,980,069  16.76%

Emerging Markets Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,147,712 99.40%  74.17% 1,118,464  0.60%     0.45%
(b) George M. Constantinides. 185,307,384 99.49%  74.23%   958,793  0.51%     0.38%
(c) John P. Gould............ 185,288,443 99.48%  74.22%   977,732  0.52%     0.39%
(d) Roger G. Ibbotson........ 185,326,659 99.50%  74.24%   939,515  0.50%     0.38%
(e) Edward P. Lazear......... 185,323,042 99.49%  74.24%   943,134  0.51%     0.38%
(f) Eduardo A. Repetto....... 185,279,382 99.47%  74.22%   986,795  0.53%     0.40%
(g) Myron S. Scholes......... 184,885,129 99.26%  74.06% 1,381,046  0.74%     0.55%
(h) Abbie J. Smith........... 185,053,038 99.35%  74.13% 1,213,137  0.65%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,980,346  82.67%  61.68% 10,395,426  5.58%    4.16%   574,863  0.31%    0.23%   21,315,541  11.44%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,314,155  82.85%  61.82% 10,093,030  5.42%    4.04%   543,451  0.29%    0.22%   21,315,541  11.44%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
150,442,770  80.77%  60.26% 13,919,093  7.47%    5.58%   588,769  0.32%    0.24%   21,315,541  11.44%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,009,624 99.33%  74.11% 1,256,550  0.67%     0.50%
(b) George M. Constantinides. 185,207,198 99.43%  74.19% 1,058,976  0.57%     0.42%
(c) John P. Gould............ 185,200,140 99.43%  74.19% 1,066,035  0.57%     0.43%
(d) Roger G. Ibbotson........ 185,214,554 99.44%  74.19% 1,051,620  0.56%     0.42%
(e) Edward P. Lazear......... 185,223,508 99.44%  74.20% 1,042,666  0.56%     0.42%
(f) Eduardo A. Repetto....... 185,206,809 99.43%  74.19% 1,059,366  0.57%     0.42%
(g) Myron S. Scholes......... 184,799,998 99.21%  74.03% 1,466,174  0.79%     0.59%
(h) Abbie J. Smith........... 184,974,100 99.31%  74.10% 1,292,075  0.69%     0.52%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,968,431  82.66%  61.68% 10,349,752  5.56%    4.15%   632,449  0.34%    0.25%   21,315,541  11.44%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,225,646  82.80%  61.78% 10,094,160  5.42%    4.04%   630,831  0.34%    0.25%   21,315,541  11.44%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
151,263,245  81.21%  60.59% 13,043,292  7.00%    5.22%   644,095  0.35%    0.26%   21,315,541  11.44%

Emerging Markets Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 357,516,538 99.11%  52.58% 3,211,557  0.89%     0.47%
(b) George M. Constantinides. 357,795,563 99.19%  52.62% 2,932,528  0.81%     0.43%
(c) John P. Gould............ 358,234,609 99.31%  52.69% 2,493,486  0.69%     0.37%
(d) Roger G. Ibbotson........ 358,786,097 99.46%  52.77% 1,941,997  0.54%     0.29%
(e) Edward P. Lazear......... 358,269,076 99.32%  52.69% 2,459,017  0.68%     0.36%
(f) Eduardo A. Repetto....... 358,852,650 99.48%  52.78% 1,875,441  0.52%     0.28%
(g) Myron S. Scholes......... 358,316,099 99.33%  52.70% 2,411,996  0.67%     0.35%
(h) Abbie J. Smith........... 356,199,378 98.74%  52.39% 4,528,715  1.26%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
276,840,818  76.75%  40.72% 757,656  0.21%    0.11%   2,870,762  0.80%    0.42%   80,258,859  22.25%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
268,755,985  74.50%  39.53% 9,796,983  2.72%    1.44%   1,916,267  0.53%    0.28%   80,258,859  22.25%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ---------- --------
252,757,486  70.07%  37.17% 25,473,479  7.06%    3.75%   2,238,267  0.62%    0.33%   80,258,859  22.25%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 347,379,757 96.30%  51.09% 13,348,337  3.70%     1.96%
(b) George M. Constantinides. 347,650,162 96.37%  51.13% 13,077,932  3.63%     1.92%
(c) John P. Gould............ 348,112,510 96.50%  51.20% 12,615,585  3.50%     1.86%
(d) Roger G. Ibbotson........ 348,642,595 96.65%  51.28% 12,085,500  3.35%     1.78%
(e) Edward P. Lazear......... 348,120,240 96.50%  51.20% 12,607,855  3.50%     1.85%
(f) Eduardo A. Repetto....... 348,652,651 96.65%  51.28% 12,075,444  3.35%     1.78%
(g) Myron S. Scholes......... 348,193,112 96.53%  51.21% 12,534,980  3.47%     1.84%
(h) Abbie J. Smith........... 346,479,809 96.05%  50.96% 14,248,284  3.95%     2.10%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- ---------- --------
267,220,253  74.08%  39.30% 534,811  0.15%    0.08%   12,714,171  3.52%    1.87%   80,258,859  22.25%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
259,098,849  71.83%  38.11% 9,809,935  2.72%    1.44%   11,560,452  3.20%    1.70%   80,258,859  22.25%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- ---------- --------
243,144,637  67.40%  35.76% 25,471,297  7.06%    3.75%   11,853,301  3.29%    1.74%   80,258,859  22.25%

Enhanced U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(b) George M. Constantinides. 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(c) John P. Gould............ 11,162,115 98.87%  62.34% 127,972   1.13%     0.71%
(d) Roger G. Ibbotson........ 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(e) Edward P. Lazear......... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(f) Eduardo A. Repetto....... 11,181,193 99.04%  62.45% 108,894   0.96%     0.61%
(g) Myron S. Scholes......... 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(h) Abbie J. Smith........... 11,169,715 98.93%  62.38% 120,372   1.07%     0.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,623,226  85.24%  53.75% 33,611   0.30%    0.19%   86,371   0.77%    0.48%   1,546,879  13.70%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,585,717  84.90%  53.54% 52,238   0.46%    0.29%   105,254  0.93%    0.59%   1,546,879  13.70%

International Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 672,856,326 98.09%  62.06% 13,123,890  1.91%     1.21%
(b) George M. Constantinides. 675,768,218 98.51%  62.33% 10,211,998  1.49%     0.94%
(c) John P. Gould............ 675,497,502 98.47%  62.30% 10,482,714  1.53%     0.97%
(d) Roger G. Ibbotson........ 675,527,701 98.48%  62.30% 10,452,515  1.52%     0.96%
(e) Edward P. Lazear......... 675,789,759 98.51%  62.33% 10,190,457  1.49%     0.94%
(f) Eduardo A. Repetto....... 675,843,876 98.52%  62.33% 10,136,340  1.48%     0.93%
(g) Myron S. Scholes......... 675,515,698 98.47%  62.30% 10,464,518  1.53%     0.97%
(h) Abbie J. Smith........... 675,648,212 98.49%  62.31% 10,332,004  1.51%     0.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
544,698,329  79.40%  50.24% 5,115,788  0.75%    0.47%   8,657,170  1.26%    0.80%   127,508,929  18.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
546,088,004  79.61%  50.37% 3,747,948  0.55%    0.35%   8,635,335  1.26%    0.80%   127,508,929  18.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
542,811,703  79.13%  50.06% 6,562,991  0.96%    0.61%   9,096,594  1.33%    0.84%   127,508,929  18.59%

International Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 304,745,989 99.09%  61.29% 2,783,648  0.91%     0.56%
(b) George M. Constantinides. 305,217,121 99.25%  61.39% 2,312,515  0.75%     0.47%
(c) John P. Gould............ 305,033,768 99.19%  61.35% 2,495,868  0.81%     0.50%
(d) Roger G. Ibbotson........ 305,219,666 99.25%  61.39% 2,309,970  0.75%     0.46%
(e) Edward P. Lazear......... 304,381,872 98.98%  61.22% 3,147,765  1.02%     0.63%
(f) Eduardo A. Repetto....... 305,225,040 99.25%  61.39% 2,304,596  0.75%     0.46%
(g) Myron S. Scholes......... 305,045,984 99.19%  61.35% 2,483,652  0.81%     0.50%
(h) Abbie J. Smith........... 304,176,100 98.91%  61.18% 3,353,536  1.09%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
264,084,888  85.87%  53.12% 1,214,060  0.39%    0.24%   2,018,223  0.66%    0.41%   40,212,465  13.08%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
264,517,293  86.01%  53.20% 855,488  0.28%    0.17%   1,944,388  0.63%    0.39%   40,212,465  13.08%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
252,039,805  81.96%  50.69% 2,199,911  0.72%    0.44%   13,077,456  4.25%    2.63%   40,212,465  13.08%

International Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 76,129,403 97.27%  59.52% 2,136,729  2.73%     1.67%
(b) George M. Constantinides. 77,246,959 98.70%  60.39% 1,019,172  1.30%     0.80%
(c) John P. Gould............ 77,230,969 98.68%  60.38% 1,035,163  1.32%     0.81%
(d) Roger G. Ibbotson........ 77,258,097 98.71%  60.40% 1,008,035  1.29%     0.79%
(e) Edward P. Lazear......... 77,242,828 98.69%  60.39% 1,023,304  1.31%     0.80%
(f) Eduardo A. Repetto....... 77,251,917 98.70%  60.39% 1,014,215  1.30%     0.79%
(g) Myron S. Scholes......... 77,241,592 98.69%  60.39% 1,024,540  1.31%     0.80%
(h) Abbie J. Smith........... 77,241,431 98.69%  60.39% 1,024,700  1.31%     0.80%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,942,721  77.87%  47.64% 497,071  0.64%    0.39%   1,058,692  1.35%    0.83%   15,767,648  20.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
61,199,712  78.19%  47.84% 292,739  0.37%    0.23%   1,006,027  1.29%    0.79%   15,767,648  20.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,533,080  77.34%  47.32% 399,172  0.51%    0.31%   1,566,230  2.00%    1.22%   15,767,648  20.15%

Japanese Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745  96.40%  69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458   3.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745   96.40% 69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458    3.49%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Large Cap International Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 80,552,555 99.02%  52.96%   795,293  0.98%     0.52%
(b) George M. Constantinides. 80,544,448 99.01%  52.96%   803,400  0.99%     0.53%
(c) John P. Gould............ 80,530,857 99.00%  52.95%   816,990  1.00%     0.54%
(d) Roger G. Ibbotson........ 80,567,292 99.04%  52.97%   780,555  0.96%     0.51%
(e) Edward P. Lazear......... 80,559,995 99.03%  52.97%   787,852  0.97%     0.52%
(f) Eduardo A. Repetto....... 80,573,093 99.05%  52.98%   774,754  0.95%     0.51%
(g) Myron S. Scholes......... 80,508,645 98.97%  52.93%   839,202  1.03%     0.55%
(h) Abbie J. Smith........... 80,018,260 98.37%  52.61% 1,329,587  1.63%     0.87%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ---------- ------- --------- --------- --------
65,339,524  80.32%  42.96% 699,791  0.86%    0.46%   11,158,077 13.72%    7.34%   4,150,456  5.10%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
76,004,612  93.43%  49.97% 450,751  0.55%    0.30%   742,028  0.91%    0.49%   4,150,456  5.10%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
75,546,871  92.87%  49.67% 833,703  1.02%    0.55%   816,816  1.00%    0.54%   4,150,456  5.10%

Selectively Hedged Global Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 12,529,536 99.46%  98.62%  67,965   0.54%     0.53%
(b) George M. Constantinides. 12,518,883 99.38%  98.54%  78,618   0.62%     0.62%
(c) John P. Gould............ 12,477,966 99.05%  98.21% 119,535   0.95%     0.94%
(d) Roger G. Ibbotson........ 12,502,373 99.24%  98.41%  95,128   0.76%     0.75%
(e) Edward P. Lazear......... 12,508,227 99.29%  98.45%  89,274   0.71%     0.70%
(f) Eduardo A. Repetto....... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%
(g) Myron S. Scholes......... 12,534,214 99.50%  98.66%  63,287   0.50%     0.50%
(h) Abbie J. Smith........... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,148,402  56.74%  56.27% 77,840   0.62%    0.61%    6,087   0.05%    0.05%   5,365,172  42.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,161,329  56.85%  56.37% 64,492   0.51%    0.51%    6,507   0.05%    0.05%   5,365,172  42.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,081,180  56.21%  55.74% 138,063  1.10%    1.09%   13,086   0.10%    0.10%   5,365,172  42.59%

U.S. Core Equity 1 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 434,285,920 98.68%  65.45% 5,830,894  1.32%     0.88%
(b) George M. Constantinides. 434,423,658 98.71%  65.47% 5,693,157  1.29%     0.86%
(c) John P. Gould............ 434,186,528 98.65%  65.44% 5,930,286  1.35%     0.89%
(d) Roger G. Ibbotson........ 434,310,696 98.68%  65.45% 5,806,119  1.32%     0.88%
(e) Edward P. Lazear......... 434,411,627 98.70%  65.47% 5,705,188  1.30%     0.86%
(f) Eduardo A. Repetto....... 434,421,142 98.71%  65.47% 5,695,672  1.29%     0.86%
(g) Myron S. Scholes......... 434,320,913 98.68%  65.46% 5,795,902  1.32%     0.87%
(h) Abbie J. Smith........... 434,333,997 98.69%  65.46% 5,782,817  1.31%     0.87%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
343,654,597  78.08%  51.79% 2,088,172  0.47%    0.31%   4,389,310  1.00%    0.66%   89,984,736  20.45%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
342,639,859  77.85%  51.64% 2,903,674  0.66%    0.44%   4,588,541  1.04%    0.69%   89,984,736  20.45%

U.S. Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 498,383,326 98.39%  63.74% 8,157,825  1.61%     1.04%
(b) George M. Constantinides. 498,667,272 98.45%  63.78% 7,873,879  1.55%     1.01%
(c) John P. Gould............ 498,427,452 98.40%  63.74% 8,113,699  1.60%     1.04%
(d) Roger G. Ibbotson........ 498,324,654 98.38%  63.73% 8,216,497  1.62%     1.05%
(e) Edward P. Lazear......... 498,722,118 98.46%  63.78% 7,819,033  1.54%     1.00%
(f) Eduardo A. Repetto....... 498,683,770 98.45%  63.78% 7,857,381  1.55%     1.00%
(g) Myron S. Scholes......... 498,461,661 98.40%  63.75% 8,079,491  1.60%     1.03%
(h) Abbie J. Smith........... 498,439,348 98.40%  63.75% 8,101,803  1.60%     1.04%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
410,681,752  81.08%  52.52% 3,273,472  0.65%    0.42%   7,896,659  1.56%    1.01%   84,689,269  16.72%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
408,263,526  80.60%  52.21% 5,055,730  1.00%    0.65%   8,532,625  1.68%    1.09%   84,689,269  16.72%

U.S. Large Cap Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 27,875,576 97.86%  68.31% 609,371   2.14%     1.49%
(b) George M. Constantinides. 27,873,892 97.85%  68.31% 611,055   2.15%     1.50%
(c) John P. Gould............ 27,864,502 97.82%  68.28% 620,445   2.18%     1.52%
(d) Roger G. Ibbotson........ 27,856,762 97.79%  68.26% 628,185   2.21%     1.54%
(e) Edward P. Lazear......... 27,858,695 97.80%  68.27% 626,252   2.20%     1.53%
(f) Eduardo A. Repetto....... 27,857,357 97.80%  68.27% 627,590   2.20%     1.54%
(g) Myron S. Scholes......... 27,857,965 97.80%  68.27% 626,982   2.20%     1.54%
(h) Abbie J. Smith........... 27,832,973 97.71%  68.21% 651,974   2.29%     1.60%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,216,448  70.97%  49.54% 267,282  0.94%    0.65%   233,475  0.82%    0.57%   7,767,742  27.27%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,154,331  70.75%  49.39% 288,542  1.01%    0.71%   274,332  0.96%    0.67%   7,767,742  27.27%

U.S. Large Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 231,588,649 96.26%  49.72% 9,002,650  3.74%     1.93%
(b) George M. Constantinides. 231,663,700 96.29%  49.74% 8,927,600  3.71%     1.92%
(c) John P. Gould............ 231,658,481 96.29%  49.74% 8,932,820  3.71%     1.92%
(d) Roger G. Ibbotson........ 231,646,129 96.28%  49.73% 8,945,172  3.72%     1.92%
(e) Edward P. Lazear......... 231,302,147 96.14%  49.66% 9,289,152  3.86%     1.99%
(f) Eduardo A. Repetto....... 231,728,793 96.32%  49.75% 8,862,508  3.68%     1.90%
(g) Myron S. Scholes......... 231,671,603 96.29%  49.74% 8,919,698  3.71%     1.92%
(h) Abbie J. Smith........... 230,852,486 95.95%  49.56% 9,738,814  4.05%     2.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
188,848,520  78.49%  40.54% 1,256,726  0.52%    0.27%   11,248,894  4.68%    2.42%   39,237,159  16.31%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
190,051,397  78.99%  40.80% 2,578,696  1.07%    0.55%   8,724,045  3.63%    1.87%   39,237,159  16.31%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 230,999,779 96.01%  49.59%  9,591,521  3.99%     2.06%
(b) George M. Constantinides. 231,121,330 96.06%  49.62%  9,469,970  3.94%     2.03%
(c) John P. Gould............ 231,123,442 96.06%  49.62%  9,467,856  3.94%     2.03%
(d) Roger G. Ibbotson........ 231,111,281 96.06%  49.62%  9,480,020  3.94%     2.04%
(e) Edward P. Lazear......... 231,164,676 96.08%  49.63%  9,426,623  3.92%     2.02%
(f) Eduardo A. Repetto....... 231,172,012 96.08%  49.63%  9,419,286  3.92%     2.02%
(g) Myron S. Scholes......... 231,037,213 96.03%  49.60%  9,554,083  3.97%     2.05%
(h) Abbie J. Smith........... 230,304,151 95.72%  49.45% 10,289,440  4.28%     2.21%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
191,481,360  79.59%  41.11% 1,260,262  0.52%    0.27%   8,612,516  3.58%    1.85%   39,237,159  16.31%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
187,130,671  77.78%  40.18% 2,459,641  1.02%    0.53%   11,763,829  4.89%    2.53%   39,237,159  16.31%

U.S. Micro Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 164,271,139 98.46%  62.21% 2,575,435  1.54%     0.98%
(b) George M. Constantinides. 164,975,158 98.88%  62.47% 1,871,416  1.12%     0.71%
(c) John P. Gould............ 165,003,555 98.90%  62.48% 1,843,019  1.10%     0.70%
(d) Roger G. Ibbotson........ 164,878,237 98.82%  62.44% 1,968,337  1.18%     0.75%
(e) Edward P. Lazear......... 164,512,831 98.60%  62.30% 2,333,743  1.40%     0.88%
(f) Eduardo A. Repetto....... 165,061,558 98.93%  62.51% 1,785,016  1.07%     0.68%
(g) Myron S. Scholes......... 164,334,734 98.49%  62.23% 2,511,839  1.51%     0.95%
(h) Abbie J. Smith........... 162,817,945 97.59%  61.66% 4,028,629  2.41%     1.53%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
154,745,467  92.75%  58.60% 652,520  0.39%    0.25%   1,518,424  0.91%    0.58%   9,930,163  5.95%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- --------- --------
138,828,378  83.21%  52.57% 16,378,930  9.82%    6.20%   1,709,098  1.02%    0.65%   9,930,163  5.95%

U.S. Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 174,580,799 98.68%  54.07% 2,339,271  1.32%     0.72%
(b) George M. Constantinides. 174,859,505 98.84%  54.16% 2,060,564  1.16%     0.64%
(c) John P. Gould............ 174,768,633 98.78%  54.13% 2,151,437  1.22%     0.67%
(d) Roger G. Ibbotson........ 174,864,847 98.84%  54.16% 2,055,222  1.16%     0.64%
(e) Edward P. Lazear......... 174,728,379 98.76%  54.12% 2,191,730  1.24%     0.68%
(f) Eduardo A. Repetto....... 174,864,349 98.84%  54.16% 2,055,761  1.16%     0.64%
(g) Myron S. Scholes......... 174,805,168 98.80%  54.14% 2,114,902  1.20%     0.66%
(h) Abbie J. Smith........... 173,268,805 97.94%  53.67% 3,651,264  2.06%     1.13%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
133,640,799  75.54%  41.39% 596,340  0.34%    0.18%   1,247,401  0.71%    0.39%   41,435,530  23.42%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
125,213,629  70.77%  38.78% 8,824,180  4.99%    2.73%   1,446,725  0.82%    0.45%   41,435,530  23.42%

U.S. Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 181,429,457 98.32%  53.41% 3,103,192  1.68%     0.91%
(b) George M. Constantinides. 181,508,828 98.36%  53.43% 3,023,821  1.64%     0.89%
(c) John P. Gould............ 181,518,665 98.37%  53.44% 3,013,983  1.63%     0.89%
(d) Roger G. Ibbotson........ 181,553,109 98.39%  53.45% 2,979,540  1.61%     0.88%
(e) Edward P. Lazear......... 181,131,546 98.16%  53.32% 3,401,103  1.84%     1.00%
(f) Eduardo A. Repetto....... 181,531,573 98.37%  53.44% 3,001,075  1.63%     0.88%
(g) Myron S. Scholes......... 181,130,106 98.16%  53.32% 3,402,543  1.84%     1.00%
(h) Abbie J. Smith........... 180,574,521 97.86%  53.16% 3,958,128  2.14%     1.17%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
131,525,544   71.27% 38.72% 756,489  0.41%    0.22%   2,175,042  1.18%    0.64%   50,075,574  27.14%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
130,415,931   70.67% 38.39% 1,507,334  0.82%    0.44%   2,533,810  1.37%    0.75%   50,075,574  27.14%

U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 140,843,340 98.95%  52.08% 1,499,845  1.05%     0.55%
(b) George M. Constantinides. 140,908,340 98.99%  52.10% 1,434,845  1.01%     0.53%
(c) John P. Gould............ 140,871,483 98.97%  52.09% 1,471,702  1.03%     0.54%
(d) Roger G. Ibbotson........ 140,939,213 99.01%  52.12% 1,403,972  0.99%     0.52%
(e) Edward P. Lazear......... 140,927,444 99.01%  52.11% 1,415,741  0.99%     0.52%
(f) Eduardo A. Repetto....... 141,044,929 99.09%  52.15% 1,298,256  0.91%     0.48%
(g) Myron S. Scholes......... 138,910,654 97.59%  51.37% 3,432,531  2.41%     1.27%
(h) Abbie J. Smith........... 141,062,863 99.10%  52.16% 1,280,323  0.90%     0.47%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
113,050,056  79.42%  41.80% 411,624  0.29%    0.15%   1,031,579  0.72%    0.38%   27,849,926  19.57%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
112,711,306  79.18%  41.68% 656,703  0.46%    0.24%   1,125,248  0.79%    0.42%   27,849,926  19.57%

U.S. Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 134,896,173 98.40%  62.59% 2,199,013  1.60%     1.02%
(b) George M. Constantinides. 135,040,705 98.50%  62.66% 2,054,481  1.50%     0.95%
(c) John P. Gould............ 134,970,749 98.45%  62.62% 2,124,437  1.55%     0.99%
(d) Roger G. Ibbotson........ 135,008,396 98.48%  62.64% 2,086,790  1.52%     0.97%
(e) Edward P. Lazear......... 135,049,352 98.51%  62.66% 2,045,834  1.49%     0.95%
(f) Eduardo A. Repetto....... 135,033,195 98.50%  62.65% 2,061,991  1.50%     0.96%
(g) Myron S. Scholes......... 135,008,614 98.48%  62.64% 2,086,572  1.52%     0.97%
(h) Abbie J. Smith........... 135,030,860 98.49%  62.65% 2,064,326  1.51%     0.96%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
100,815,253  73.54%  46.78% 984,954  0.72%    0.46%   1,528,546  1.11%    0.71%   33,766,434  24.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
100,164,642   73.06% 46.48% 1,253,230  0.91%    0.58%   1,910,877  1.39%    0.89%   33,766,434  24.63%

United Kingdom Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(b) George M. Constantinides. 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(c) John P. Gould............ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(d) Roger G. Ibbotson........ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(e) Edward P. Lazear.........   996,866 99.18%  98.40%  8,240    0.82%     0.81%
(f) Eduardo A. Repetto.......   998,833 99.38%  98.59%  6,273    0.62%     0.62%
(g) Myron S. Scholes......... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(h) Abbie J. Smith........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%

Proposal 2: Approval of a "Manager of Managers" Structure

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
664,471  66.11%  65.59%  7,608   0.76%    0.75%     607    0.06%    0.06%   332,421   33.07%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,082  66.77%  66.24%  1,054   0.10%    0.10%     551    0.05%    0.05%   332,421   33.07%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,817  66.34%  65.82%  1,247   0.12%    0.12%    4,622   0.46%    0.46%   332,421   33.07%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(b) George M. Constantinides. 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(c) John P. Gould............ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(d) Roger G. Ibbotson........ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(e) Edward P. Lazear.........   998,769 99.37%  98.59%  6,337    0.63%     0.63%
(f) Eduardo A. Repetto....... 1,000,054 99.50%  98.72%  5,052    0.50%     0.50%
(g) Myron S. Scholes......... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(h) Abbie J. Smith........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
667,365  66.40%  65.88%  4,714   0.47%    0.47%     607    0.06%    0.06%   332,421   33.07%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,239  66.78%  66.26%   841    0.08%    0.08%     607    0.06%    0.06%   332,421   33.07%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,761  66.34%  65.82%  1,247   0.12%    0.12%    4,678   0.47%    0.46%   332,421   33.07%

World Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(b) George M. Constantinides. 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(c) John P. Gould............ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(d) Roger G. Ibbotson........ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(e) Edward P. Lazear......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(f) Eduardo A. Repetto....... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(g) Myron S. Scholes......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(h) Abbie J. Smith........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

World ex U.S. Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 56,997,599 99.46%  96.06% 307,436   0.54%     0.52%
(b) George M. Constantinides. 56,995,122 99.46%  96.06% 309,913   0.54%     0.52%
(c) John P. Gould............ 56,995,553 99.46%  96.06% 309,482   0.54%     0.52%
(d) Roger G. Ibbotson........ 57,004,740 99.48%  96.08% 300,295   0.52%     0.51%
(e) Edward P. Lazear......... 56,999,080 99.47%  96.07% 305,955   0.53%     0.52%
(f) Eduardo A. Repetto....... 56,999,309 99.47%  96.07% 305,726   0.53%     0.52%
(g) Myron S. Scholes......... 56,989,462 99.45%  96.05% 315,573   0.55%     0.53%
(h) Abbie J. Smith........... 56,979,314 99.43%  96.03% 325,721   0.57%     0.55%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,832,446  64.27%  62.08% 196,814  0.34%    0.33%   409,951  0.72%    0.69%   19,865,824  34.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,932,575  64.45%  62.25% 98,485   0.17%    0.17%   408,152  0.71%    0.69%   19,865,824  34.67%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,814,236  64.24%  62.05% 128,613  0.22%    0.22%   496,365  0.87%    0.84%   19,865,824  34.67%

World ex U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(b) George M. Constantinides. 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(c) John P. Gould............ 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(d) Roger G. Ibbotson........ 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(e) Edward P. Lazear......... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(f) Eduardo A. Repetto....... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(g) Myron S. Scholes......... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(h) Abbie J. Smith........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,767,677  69.89%  41.33% 134,642  1.39%    0.82%   119,151  1.23%    0.73%   2,661,636  27.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,838,990  70.63%  41.76% 103,910  1.07%    0.63%   78,572   0.81%    0.48%   2,661,636  27.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,741,608  69.62%  41.17% 146,443  1.51%    0.89%   133,419  1.38%    0.81%   2,661,636  27.49%

World ex U.S. Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(b) George M. Constantinides. 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(c) John P. Gould............ 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(d) Roger G. Ibbotson........ 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(e) Edward P. Lazear......... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(f) Eduardo A. Repetto....... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(g) Myron S. Scholes......... 9,323,189 99.48%  89.75%  48,949   0.52%     0.47%
(h) Abbie J. Smith........... 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,927,565  73.92%  66.69% 10,437   0.11%    0.10%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,930,042  73.94%  66.71%  7,961   0.08%    0.08%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,904,489  73.67%  66.46% 32,375   0.35%    0.31%   17,125   0.18%    0.16%   2,418,149  25.80%

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
November 9, 2010-October 31, 2015

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------    -----------------------------
11/1/2010               $10,000                      $10,000
11/1/2010                 9,480                        9,414
12/1/2010                10,464                       10,420
 1/1/2011                10,584                       10,525
 2/1/2011                10,804                       10,664
 3/1/2011                11,010                       10,884
 4/1/2011                11,440                       11,261
 5/1/2011                10,889                       10,691
 6/1/2011                10,337                       10,152
 7/1/2011                10,678                       10,452
 8/1/2011                10,788                       10,557
 9/1/2011                 9,187                        9,001
10/1/2011                 9,798                        9,597
11/1/2011                 9,538                        9,384
12/1/2011                 9,199                        9,032
 1/1/2012                 9,480                        9,256
 2/1/2012                 9,752                        9,506
 3/1/2012                 9,360                        9,112
 4/1/2012                 9,299                        9,074
 5/1/2012                 8,494                        8,245
 6/1/2012                 8,889                        8,698
 7/1/2012                 9,494                        9,261
 8/1/2012                 9,676                        9,381
 9/1/2012                 9,840                        9,541
10/1/2012                 9,497                        9,171
11/1/2012                 9,547                        9,176
12/1/2012                 9,321                        8,937
 1/1/2013                 9,544                        9,151
 2/1/2013                 9,169                        8,777
 3/1/2013                 9,229                        8,836
 4/1/2013                 8,996                        8,590
 5/1/2013                 8,763                        8,397
 6/1/2013                 8,304                        8,001
 7/1/2013                 8,436                        8,110
 8/1/2013                 8,730                        8,386
 9/1/2013                 8,529                        8,172
10/1/2013                 8,438                        8,051
11/1/2013                 8,397                        7,987
12/1/2013                 8,473                        8,086
 1/1/2014                 8,565                        8,110
 2/1/2014                 9,156                        8,616
 3/1/2014                 9,200                        8,651
 4/1/2014                 9,435                        8,862
 5/1/2014                 9,200                        8,607
 6/1/2014                 9,271                        8,658
 7/1/2014                 8,822                        8,227
 8/1/2014                 8,750                        8,141
 9/1/2014                 8,208                        7,634
10/1/2014                 8,178                        7,573
11/1/2014                 7,789                        7,265
12/1/2014                 7,234                        6,711
 1/1/2015                 7,028                        6,486
 2/1/2015                 7,203                        6,654
 3/1/2015                 6,853                        6,312
 4/1/2015                 7,234                        6,674
 5/1/2015                 7,028                        6,494
 6/1/2015                 7,141                        6,606
 7/1/2015                 6,378                        5,904
 8/1/2015                 6,306                        5,850               Past performance is not predictive of
 9/1/2015                 6,120                        5,650               future performance.
10/1/2015                 6,120                        5,625               The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
           Average Annual          One             Since                   would pay on fund distributions or the
           Total Return            Year          Inception                 redemption of fund shares.
           -------------------------------------------------------         Bloomberg data provided by Bloomberg
                                  -25.16%         -9.40%                   Finance L.P.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)



 Commodity Market Review                     12 Months Ended October 31, 2015

   During the fiscal year ended October 31, 2015, the Bloomberg Commodity Index Total Return fell 25.72%. The energy sector experienced a decline of 46.7%. Industrial metals fell 28.4% and agriculture was down 15.1%. Livestock declined 18.7%. Precious metals was the best performing sector of the group with a drop of 3.5%. Of the 22 components in the Index, no single component posted a positive return during the period.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2015, the total return was -25.16% for the Portfolio versus -25.72% for the Bloomberg Commodity Index Total Return. The Portfolio's relative outperformance was attributable to the combination of differences in the management of futures contracts and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Bloomberg Commodity Index, whose returns for the period ranged from -1.3% (cotton) to -51.1% (natural gas). In addition, the Portfolio also invests in fixed income securities. The Portfolio's fixed income duration decreased slightly from 1.85 to 1.84 years during the period. The Portfolio benefited from exposure to longer-term bonds relative to its shorter-term obligations on its commodity swap and futures contracts.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  845.90    0.34%    $1.58
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  36.0%
              Foreign Corporate............................  13.5%
              Foreign Government...........................  22.7%
              Government...................................  19.8%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (71.7%)
AUSTRALIA -- (3.9%)
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................. $ 4,500 $ 4,514,711
     1.250%, 06/13/17..............................  10,000  10,001,150
BHP Billiton Finance USA, Ltd.
     1.625%, 02/24/17..............................   5,000   5,019,565
Commonwealth Bank of Australia
     1.125%, 03/13/17..............................   3,737   3,741,200
     1.900%, 09/18/17..............................   7,000   7,069,405
National Australia Bank, Ltd.
     1.300%, 07/25/16..............................   5,000   5,024,940
Westpac Banking Corp.
     1.200%, 05/19/17..............................   7,500   7,503,645
     2.000%, 08/14/17..............................   3,000   3,031,521
                                                            -----------
TOTAL AUSTRALIA....................................          45,906,137
                                                            -----------

CANADA -- (4.4%)
Canadian National Railway Co.
     1.450%, 12/15/16..............................   1,775   1,787,814
Canadian Natural Resources, Ltd.
     5.700%, 05/15/17..............................   3,000   3,157,101
Ontario, Province of Canada
     1.100%, 10/25/17..............................  10,000   9,987,910
     1.200%, 02/14/18..............................  15,000  14,981,790
Royal Bank of Canada
     1.500%, 01/16/18..............................   6,180   6,177,571
Thomson Reuters Corp.
     1.650%, 09/29/17..............................   5,092   5,090,997
Toronto-Dominion Bank (The)
     1.400%, 04/30/18..............................  10,000   9,978,600
                                                            -----------
TOTAL CANADA.......................................          51,161,783
                                                            -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................  15,000  15,149,670
                                                            -----------

FRANCE -- (1.6%)
BNP Paribas SA
     2.375%, 09/14/17..............................   6,140   6,237,755
Orange SA
     2.750%, 09/14/16..............................   4,000   4,061,004
Societe Generale SA
     2.750%, 10/12/17..............................   7,000   7,139,902
Total Capital International SA
     1.550%, 06/28/17..............................   1,040   1,048,300
                                                            -----------
TOTAL FRANCE.......................................          18,486,961
                                                            -----------

GERMANY -- (1.3%)
Deutsche Bank AG
     6.000%, 09/01/17..............................   4,300   4,620,655

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
     2.250%, 07/15/16.............................. $10,000 $10,118,700
                                                            -----------
TOTAL GERMANY......................................          14,739,355
                                                            -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..............................   1,500   1,548,308
                                                            -----------

JAPAN -- (3.1%)
Japan Bank for International Cooperation
     1.125%, 07/19/17..............................  15,000  15,012,510
Japan Finance Organization for Municipalities
     1.500%, 09/12/17..............................  13,000  13,035,204
Mizuho Bank, Ltd.
     1.550%, 10/17/17..............................   7,700   7,670,524
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................   1,000   1,005,949
                                                            -----------
TOTAL JAPAN........................................          36,724,187
                                                            -----------

NETHERLANDS -- (3.1%)
Aegon NV
     4.625%, 12/01/15..............................   2,149   2,156,923
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17..............................  10,000  10,071,260
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.700%, 03/19/18..............................   2,800   2,814,473
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     760     773,977
Enel Finance International NV
     6.250%, 09/15/17..............................   4,300   4,646,408
Heineken NV
     1.400%, 10/01/17..............................   2,500   2,501,120
Koninklijke Philips NV
     5.750%, 03/11/18..............................   6,725   7,288,508
Shell International Finance BV
     1.125%, 08/21/17..............................   6,000   6,010,644
                                                            -----------
TOTAL NETHERLANDS..................................          36,263,313
                                                            -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
     6.221%, 07/03/17..............................   2,000   2,149,464
     3.192%, 04/27/18..............................   4,800   4,923,192
                                                            -----------
TOTAL SPAIN........................................           7,072,656
                                                            -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................  $5,000 $ 4,990,285
                                                          -----------

SWEDEN -- (1.3%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,548,258
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,054,695
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,160,687
    1.625%, 03/21/18.............................   5,000   5,003,250
                                                          -----------
TOTAL SWEDEN.....................................          15,766,890
                                                          -----------

SWITZERLAND -- (1.3%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   3,997,776
    1.700%, 04/27/18.............................   2,000   1,993,618
UBS AG
    5.875%, 12/20/17.............................   6,104   6,617,572
    1.800%, 03/26/18.............................   2,000   2,003,412
                                                          -----------
TOTAL SWITZERLAND................................          14,612,378
                                                          -----------

UNITED KINGDOM -- (2.7%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     724,410
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,063,630
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,199,609
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,082,460
    1.500%, 05/11/17.............................   6,500   6,518,102
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,038,095
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,022,206
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,519,417
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,951,010
    1.625%, 03/20/17.............................   1,000     999,876
    1.250%, 09/26/17.............................     750     745,525
                                                          -----------
TOTAL UNITED KINGDOM.............................          31,864,340
                                                          -----------

UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   3,000   3,000,120
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   2,345   2,347,490
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,487,475

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,000 $ 3,025,848
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,632,714
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,633,055
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     814,106
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,532,820
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   5,000   5,184,345
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,268,755
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000     996,552
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,308,373
Apple, Inc.
    1.050%, 05/05/17.............................  10,000  10,034,220
    1.000%, 05/03/18.............................   5,000   4,985,830
Assurant, Inc.
    2.500%, 03/15/18.............................     203     204,826
AT&T, Inc.
    1.400%, 12/01/17.............................   3,400   3,400,010
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500   2,589,490
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200   1,223,188
    3.875%, 03/22/17.............................   3,600   3,720,132
    2.000%, 01/11/18.............................   1,000   1,004,372
Baxter International, Inc.
    1.850%, 06/15/18.............................   2,800   2,801,988
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,246,955
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,510,736
    1.450%, 05/15/17.............................   2,000   1,999,668
    1.800%, 12/15/17.............................   6,340   6,374,990
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,520,775
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600   2,594,868
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,034,835
    1.700%, 03/15/18.............................   5,239   5,245,591
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883   1,930,887
Chevron Corp.
    1.104%, 12/05/17.............................   3,500   3,502,415
    1.718%, 06/24/18.............................   1,425   1,440,166
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   1,998,776
    6.000%, 08/15/17.............................   6,860   7,381,641

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Comcast Corp.
    4.950%, 06/15/16............................. $ 1,700 $ 1,744,936
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147   7,608,174
    1.900%, 01/25/18.............................   2,594   2,580,166
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,493
    1.500%, 05/15/18.............................   6,500   6,494,956
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,229,403
    5.950%, 03/15/17.............................   3,150   3,341,759
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,335,901
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,207,606
Daimler Finance North America LLC
    1.650%, 03/02/18.............................  10,860  10,797,012
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,007,594
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   5,044   5,110,530
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,022,631
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,033,738
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,951,672
EMC Corp.
    1.875%, 06/01/18.............................   9,465   9,048,483
EOG Resources, Inc.
    2.500%, 02/01/16.............................   6,000   6,020,466
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975   1,998,202
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,552,420
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   1,999,232
    1.450%, 02/28/18.............................   8,000   7,936,552
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,488,039
    5.000%, 05/15/18.............................   1,500   1,593,069
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,719,961
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,617,223
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,136,290
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,259,674
    5.950%, 01/18/18.............................   3,000   3,271,011
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,430,750
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,306,155

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $5,625 $5,575,933
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,647,646
Intel Corp.
    1.350%, 12/15/17.............................   6,000  6,027,234
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    397,563
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282  1,292,916
    2.600%, 12/01/16.............................   3,475  3,525,540
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   9,750  9,836,648
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,007,961
    1.750%, 05/17/17.............................   3,000  3,017,490
KeyBank NA
    1.100%, 11/25/16.............................   6,000  6,008,094
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830    864,004
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,230,758
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,060,858
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,140,000
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    689,054
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,925,968
McDonald's Corp.
    5.800%, 10/15/17.............................     900    974,416
    5.350%, 03/01/18.............................   2,000  2,170,406
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,946,054
Morgan Stanley
    3.800%, 04/29/16.............................   2,400  2,436,420
    4.750%, 03/22/17.............................   2,430  2,539,297
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  6,980,211
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,240,320
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,807,557
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,735,702
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     750    766,081
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   3,220  3,170,995
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,019,515
    5.750%, 04/15/18.............................   1,500  1,655,130

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18............................. $ 1,900 $ 1,907,788
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550   3,820,805
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,001,178
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222   1,234,703
    5.650%, 05/16/18.............................   6,500   7,168,226
Phillips 66
    2.950%, 05/01/17.............................   5,000   5,113,630
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450   3,638,991
PNC Bank NA
    1.500%, 02/23/18.............................   8,560   8,553,657
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050   2,055,217
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,693,991
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700   2,941,801
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   9,000   8,959,491
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000   4,062,964
    6.750%, 06/15/17.............................   4,500   4,849,695
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,481,672
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,054,800
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   2,985,519
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000   4,041,324
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,301,734
Thermo Fisher Scientific, Inc.
    2.250%, 08/15/16.............................   1,969   1,984,496
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047   2,158,881
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,496,016
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................  10,500  10,521,084
US Bancorp
    1.650%, 05/15/17.............................   3,250   3,278,434
US Bank NA
    1.100%, 01/30/17.............................   6,000   6,014,466
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370   2,370,000
    3.650%, 09/14/18.............................   5,000   5,273,610
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,023,726

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Walt Disney Co. (The)
      1.125%, 02/15/17............................. $  2,000 $    2,010,200
      1.500%, 09/17/18.............................    5,000      5,020,865
Wells Fargo & Co.
      2.625%, 12/15/16.............................    6,000      6,112,938
      1.500%, 01/16/18.............................    2,700      2,709,777
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,443,395
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      1,999,712
Whirpool Corp.
      1.650%, 11/01/17.............................    8,000      8,010,984
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,534,580
                                                             --------------
TOTAL UNITED STATES................................             546,326,231
                                                             --------------
TOTAL BONDS........................................             840,612,494
                                                             --------------

AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17                                10,000     10,265,200
Federal Home Loan Mortgage Corporation
      1.000%, 07/28/17.............................   10,000     10,031,070
                                                             --------------
TOTAL AGENCY OBLIGATIONS...........................              20,296,270
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (26.4%)
U.S. Treasury Notes
^^++  0.500%, 07/31/17.............................  159,000    158,536,197
      1.375%, 06/30/18.............................  149,000    150,590,873
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             309,127,070
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,170,035,834
                                                             --------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@  DFA Short Term Investment Fund...............  202,658      2,344,750
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,172,601,409)............................           $1,172,380,584
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                          ---------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                          -----------  --------------  ------- --------------
Bonds
  Australia..............................          --  $   45,906,137    --    $   45,906,137
  Canada.................................          --      51,161,783    --        51,161,783
  Finland................................          --      15,149,670    --        15,149,670
  France.................................          --      18,486,961    --        18,486,961
  Germany................................          --      14,739,355    --        14,739,355
  Italy..................................          --       1,548,308    --         1,548,308
  Japan..................................          --      36,724,187    --        36,724,187
  Netherlands............................          --      36,263,313    --        36,263,313
  Spain..................................          --       7,072,656    --         7,072,656
  Supranational Organization Obligations.          --       4,990,285    --         4,990,285
  Sweden.................................          --      15,766,890    --        15,766,890
  Switzerland............................          --      14,612,378    --        14,612,378
  United Kingdom.........................          --      31,864,340    --        31,864,340
  United States..........................          --     546,326,231    --       546,326,231
Agency Obligations.......................          --      20,296,270    --        20,296,270
U.S. Treasury Obligations................          --     309,127,070    --       309,127,070
Securities Lending Collateral............          --       2,344,750    --         2,344,750
Swap Agreements**........................          --      (1,364,377)   --        (1,364,377)
Futures Contracts**...................... $(1,133,454)             --    --        (1,133,454)
                                          -----------  --------------    --    --------------
TOTAL.................................... $(1,133,454) $1,171,016,207    --    $1,169,882,753
                                          ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,297 of securities on loan).......................... $  1,170,036
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        2,345
Segregated Cash for Swaps Contracts....................................................        3,162
Cash...................................................................................       26,570
Receivables:
  Investment Securities Sold...........................................................        3,583
  Interest.............................................................................        6,242
  Fund Shares Sold.....................................................................        1,835
  Futures Margin Variation.............................................................          339
Unrealized Gain on Swap Contracts......................................................        4,423
Prepaid Expenses and Other Assets......................................................           50
                                                                                        ------------
     Total Assets......................................................................    1,218,585
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        2,345
  Fund Shares Redeemed.................................................................        2,994
  Due to Advisor.......................................................................          311
Unrealized Loss on Swap Contracts......................................................        5,787
Accrued Expenses and Other Liabilities.................................................           77
                                                                                        ------------
     Total Liabilities.................................................................       11,514
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  203,423,046
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.93
                                                                                        ============
Investments at Cost.................................................................... $  1,170,257
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,209,741
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).         (102)
Accumulated Net Realized Gain (Loss)...................................................          155
Net Unrealized Appreciation (Depreciation).............................................       (2,723)
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $  13,266
  Income from Securities Lending....................................................................        16
                                                                                                     ---------
     Total Investment Income........................................................................    13,282
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     4,385
  Accounting & Transfer Agent Fees..................................................................        73
  Custodian Fees....................................................................................        50
  Filing Fees.......................................................................................       131
  Shareholders' Reports.............................................................................        82
  Directors'/Trustees' Fees & Expenses..............................................................         6
  Professional Fees.................................................................................        26
  Other.............................................................................................        72
                                                                                                     ---------
     Total Expenses.................................................................................     4,825
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (793)
  Fees Paid Indirectly (Note C).....................................................................       (17)
                                                                                                     ---------
  Net Expenses......................................................................................     4,015
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     9,267
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (8,732)
    Futures.........................................................................................   (17,337)
    Swap Contracts..................................................................................  (339,100)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     4,896
    Futures.........................................................................................        84
    Swap Contracts..................................................................................    11,136
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (345,070)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(335,803)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   Year        Year
                                                                                  Ended       Ended
                                                                                 Oct. 31,    Oct. 31,
                                                                                   2015        2014
                                                                                ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $    9,267  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................................     (8,732)      2,967
    Futures....................................................................    (17,337)     (2,034)
    Swap Contracts.............................................................   (339,100)    (49,078)
    Foreign Currency Transactions..............................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................      4,896      (7,904)
    Futures....................................................................         84        (649)
    Swap Contracts.............................................................     11,136      (6,914)
    Translation of Foreign Currency Denominated Amounts........................     (1,816)      2,590
                                                                                ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   (335,803)    (51,595)
                                                                                ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.................................................       (889)       (474)
                                                                                ----------  ----------
     Total Distributions.......................................................     (9,974)     (5,007)
                                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................................................  1,078,341     761,756
  Shares Issued in Lieu of Cash Distributions..................................      9,738       4,915
  Shares Redeemed..............................................................   (729,422)   (302,192)
                                                                                ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...................    358,657     464,479
                                                                                ----------  ----------
     Total Increase (Decrease) in Net Assets...................................     12,880     407,877
Net Assets
  Beginning of Year............................................................  1,194,191     786,314
                                                                                ----------  ----------
  End of Year.................................................................. $1,207,071  $1,194,191
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................    159,948      90,096
  Shares Issued in Lieu of Cash Distributions..................................      1,339         566
  Shares Redeemed..............................................................   (107,182)    (36,041)
                                                                                ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     54,105      54,621
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $     (102) $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Year         Year        Year       Year
                                                                                Ended        Ended       Ended      Ended
                                                                               Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                                                                 2015         2014        2013       2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $     8.00   $     8.30   $   9.40   $   9.77
                                                                             ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................       0.05         0.06       0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................      (2.05)       (0.31)     (1.10)     (0.37)
                                                                             ----------   ----------   --------   --------
   Total from Investment Operations.........................................      (2.00)       (0.25)     (1.04)     (0.30)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................      (0.06)       (0.04)     (0.04)     (0.06)
  Net Realized Gains........................................................      (0.01)       (0.01)     (0.02)     (0.01)
                                                                             ----------   ----------   --------   --------
   Total Distributions......................................................      (0.07)       (0.05)     (0.06)     (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $     5.93   $     8.00   $   8.30   $   9.40
============================================================================ ==========   ==========   ========   ========
Total Return................................................................     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets.....................................       0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................       0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets........................       0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate.....................................................        124%         104%        64%        69%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Period
                                                                             Nov. 9, 2010(a)
                                                                               to Oct. 31,
                                                                                  2011
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................    $  10.00
                                                                                --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................       (0.27)
                                                                                --------
   Total from Investment Operations.........................................       (0.20)
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................       (0.03)
  Net Realized Gains........................................................          --
                                                                                --------
   Total Distributions......................................................       (0.03)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................    $   9.77
============================================================================ ===============
Total Return................................................................       (2.02)%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................    $230,781
Ratio of Expenses to Average Net Assets.....................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets........................        0.64%(C)(E)
Portfolio Turnover Rate.....................................................          50%(D)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the consolidated Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2015, the Portfolio held a $271,362,060 investment in the Subsidiary, representing 22.27% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolio approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Portfolio. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2015, approximately $793 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $17

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                     U.S. Government Securities Other Investment Securities
                                     -------------------------- ---------------------------
                                     Purchases       Sales      Purchases       Sales
                                      ----------    ----------  ---------        --------
   DFA Commodity Strategy Portfolio. $1,165,246    $1,076,910   $564,792       $355,143

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $--            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.      $--           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                        Net Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,172,601     $1,225      $(1,446)       $(221)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  12/16/15       91    $ 4,578    $   (67)
     CBT Wheat Futures..........  12/14/15       76      1,984         79
     Coffee 'C' Futures.........  12/18/15       22        998        (43)
     Copper Futures.............  12/29/15       72      4,172        (25)
     Corn Futures...............  12/14/15      242      4,625         26
     Cotton No.2 Futures........  12/08/15       33      1,045          8
     Gasoline RBOB Futures......  12/31/15       42      2,419         60
     Gold 100 oz Futures........  12/29/15       65      7,419          1
     KCB Wheat Futures..........  12/14/15       25        617         --
     LME Nickel Futures.........  11/16/15       43      2,591       (145)
     LME Nickel Futures.........  01/18/16       15        905         (2)
     LME Nickel Futures.........  11/16/15      (43)    (2,591)        43
     LME Prime Aluminum Futures.  11/16/15      185      6,719       (666)
     LME Prime Aluminum Futures.  01/18/16       68      2,516       (161)
     LME Prime Aluminum Futures.  11/16/15     (185)    (6,719)       523
     LME Zinc Futures...........  11/16/15       81      3,431       (326)
     LME Zinc Futures...........  01/18/16       30      1,281         12
     LME Zinc Futures...........  11/16/15      (81)    (3,431)        77
     Lean Hogs Futures..........  12/14/15       40        947        (95)
     Live Cattle Futures........  12/31/15       33      1,871         24
     NY Harbor ULSD Futures.....  12/31/15       35      2,269        (42)
     Natural Gas Futures........  12/29/15      202      5,030       (774)
     Silver Futures.............  12/29/15       34      2,646         79
     Soybean Futures............  01/14/16       71      3,144        (17)
     Soybean Meal Futures.......  01/14/16       51      1,546        (12)
     Soybean Oil Futures........  01/14/16       93      1,591          9
     Sugar #11 Futures..........  02/29/16      160      2,602        311
     WTI Crude Futures..........  12/21/15       12        570        (10)
                                                       -------    -------
                                                       $54,775    $(1,133)
                                                       =======    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $83,356 (in thousands).

   At October 31, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  12/31/15    USD    $  (225,674)    $  (507)
Citibank, N.A...................   Index**  12/31/15    USD       (250,207)       (644)
Credit Suisse...................   Index**  11/25/15    USD       (218,487)       (537)
Deutsche Bank AG, London Branch.   Index**  11/25/15    USD       (253,450)       (624)
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD         64,693       4,122
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD          6,188         301
Deutsche Bank AG, London Branch.   Index**  05/26/16    USD         (6,462)       (216)
Deutsche Bank AG, London Branch.     Oil    05/27/16    USD        (67,041)     (2,769)
UBS AG..........................   Index**  01/29/16    USD       (200,146)       (490)
                                                               -----------     -------
                                                               $(1,150,586)    $(1,364)
                                                               ===========     =======

* During the year ended October 31, 2015 the Subsidiary's average notional value of outstanding swap contracts was ($1,177,391) (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type                                       Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                 Asset Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $ 5,675       $ 1,252*   $ 4,423

                                               Liability Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $(8,172)      $(2,385)*  $(5,787)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                             Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts
Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(350,666)  $ 5,771  $(17,337) $(339,100)

                                                    Change in Unrealized
                                               Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $   9,308   $(1,912) $     84  $  11,136

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2015 (Amounts in thousands):

                                  Gross Amounts Not                                      Gross Amounts Not
                              Offset in the Consolidated                             Offset in the Consolidated
                                 Statements of Assets                                   Statements of Assets
                                   and Liabilities                                        and Liabilities
                              --------------------------                            ------------------------
                Gross Amounts                    Cash                Gross Amounts                     Cash
                of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral      Net
Description      Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged     Amount (e)
-----------     ------------- --------------- ---------- ---------- --------------- --------------- ----------   ----------
                                              Assets                                              Liabilities
                ------------------------------------------------------------------- ---------------------------------------
DFA Commodity Strategy Portfolio
Swap Contracts.    $4,423         $(3,609)       $--        $814        $5,787          $(3,609)     $(2,178)(f)    $--

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral pledged is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2015, three shareholders held 83% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615  98.22% 63.03% 178,323,699   1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266  98.34% 63.11% 165,912,043   1.66%     1.07%
(c) John P. Gould............ 9,821,346,669  98.30% 63.09% 170,280,645   1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982  98.33% 63.11% 166,542,033   1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836  98.33% 63.11% 166,991,519   1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256  98.45% 63.18% 155,159,090   1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833  98.25% 63.06% 174,897,480   1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531  98.15% 62.99% 184,978,779   1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA Commodity Strategy Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 100,488,767  99.04% 57.87%   969,881   0.96%     0.56%
(b) George M. Constantinides. 100,459,998  99.02% 57.86%   998,650   0.98%     0.58%
(c) John P. Gould............ 100,462,116  99.02% 57.86%   996,532   0.98%     0.57%
(d) Roger G. Ibbotson........ 100,454,316  99.01% 57.85% 1,004,332   0.99%     0.58%
(e) Edward P. Lazear......... 100,487,404  99.04% 57.87%   971,244   0.96%     0.56%
(f) Eduardo A. Repetto....... 100,479,753  99.04% 57.87%   978,895   0.96%     0.56%
(g) Myron S. Scholes......... 100,491,501  99.05% 57.88%   967,147   0.95%     0.56%
(h) Abbie J. Smith........... 100,473,688  99.03% 57.87%   984,960   0.97%     0.57%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,444,079  75.35%  44.03% 748,789  0.74%    0.43%   875,040  0.86%    0.50%   23,390,740  23.05%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,650,721  75.55%  44.14% 585,567  0.58%    0.34%   831,622  0.82%    0.48%   23,390,740  23.05%

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
April 30, 2008-October 31, 2015

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
 4/1/2008                  $10,000                    $10,000
 5/1/2008                   10,000                     10,152
 6/1/2008                    9,006                      9,362
 7/1/2008                    8,752                      9,029
 8/1/2008                    8,381                      8,680
 9/1/2008                    7,404                      7,427
10/1/2008                    5,537                      5,882
11/1/2008                    5,194                      5,563
12/1/2008                    5,594                      5,856
 1/1/2009                    4,819                      5,310
 2/1/2009                    4,220                      4,772
 3/1/2009                    4,686                      5,087
 4/1/2009                    5,539                      5,743
 5/1/2009                    6,361                      6,469
 6/1/2009                    6,268                      6,402
 7/1/2009                    7,007                      7,003
 8/1/2009                    7,404                      7,339
 9/1/2009                    7,789                      7,641
10/1/2009                    7,467                      7,519
11/1/2009                    7,685                      7,705
12/1/2009                    7,769                      7,828
 1/1/2010                    7,316                      7,461
 2/1/2010                    7,340                      7,453
 3/1/2010                    7,920                      7,933
 4/1/2010                    7,781                      7,815
 5/1/2010                    6,874                      6,952
 6/1/2010                    6,751                      6,852
 7/1/2010                    7,584                      7,485
 8/1/2010                    7,209                      7,261
 9/1/2010                    7,990                      7,958
10/1/2010                    8,259                      8,241
11/1/2010                    7,836                      7,892
12/1/2010                    8,567                      8,528
 1/1/2011                    8,931                      8,712
 2/1/2011                    9,224                      9,035
 3/1/2011                    8,966                      8,854
 4/1/2011                    9,443                      9,336
 5/1/2011                    9,097                      9,059
 6/1/2011                    8,968                      8,930
 7/1/2011                    8,679                      8,783
 8/1/2011                    7,744                      8,040
 9/1/2011                    6,896                      7,233
10/1/2011                    7,555                      7,936
11/1/2011                    7,306                      7,569
12/1/2011                    7,106                      7,487
 1/1/2012                    7,579                      7,891
 2/1/2012                    7,974                      8,325
 3/1/2012                    7,907                      8,263
 4/1/2012                    7,622                      8,123
 5/1/2012                    6,676                      7,197
 6/1/2012                    7,146                      7,669
 7/1/2012                    7,112                      7,764
 8/1/2012                    7,407                      7,986
 9/1/2012                    7,665                      8,228
10/1/2012                    7,759                      8,286
11/1/2012                    7,877                      8,460
12/1/2012                    8,263                      8,716
 1/1/2013                    8,646                      9,144
 2/1/2013                    8,382                      9,053
 3/1/2013                    8,408                      9,125
 4/1/2013                    8,817                      9,541
 5/1/2013                    8,707                      9,327
 6/1/2013                    8,400                      8,978
 7/1/2013                    8,968                      9,455
 8/1/2013                    8,902                      9,333
 9/1/2013                    9,570                      9,993
10/1/2013                    9,901                     10,328
11/1/2013                    9,931                     10,391
12/1/2013                   10,149                     10,548
 1/1/2014                    9,775                     10,122
 2/1/2014                   10,328                     10,675
 3/1/2014                   10,249                     10,627
 4/1/2014                   10,420                     10,794
 5/1/2014                   10,529                     10,961
 6/1/2014                   10,661                     11,117
 7/1/2014                   10,419                     10,919
 8/1/2014                   10,419                     10,928
 9/1/2014                    9,956                     10,479
10/1/2014                    9,782                     10,312
11/1/2014                    9,787                     10,439
12/1/2014                    9,412                     10,092
 1/1/2015                    9,348                     10,056
 2/1/2015                   10,014                     10,657
 3/1/2015                    9,801                     10,479
 4/1/2015                   10,334                     10,933
 5/1/2015                   10,334                     10,838
 6/1/2015                   10,032                     10,530
 7/1/2015                    9,934                     10,697
 8/1/2015                    9,191                      9,917                Past performance is not predictive of
 9/1/2015                    8,557                      9,417                future performance.
10/1/2015                    9,216                     10,125                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One        Five         Since               would pay on fund distributions or the
          Total Return           Year       Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -5.78%      2.22%       -1.08%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/1/2005                 $10,000                         $10,000
11/1/2005                  10,179                          10,265
12/1/2005                  10,673                          10,741
 1/1/2006                  11,401                          11,420
 2/1/2006                  11,507                          11,382
 3/1/2006                  11,992                          11,743
 4/1/2006                  12,595                          12,304
 5/1/2006                  12,086                          11,837
 6/1/2006                  12,004                          11,822
 7/1/2006                  12,190                          11,932
 8/1/2006                  12,603                          12,271
 9/1/2006                  12,780                          12,262
10/1/2006                  13,344                          12,746
11/1/2006                  13,781                          13,126
12/1/2006                  14,318                          13,502
 1/1/2007                  14,584                          13,584
 2/1/2007                  14,572                          13,693
 3/1/2007                  15,039                          14,044
 4/1/2007                  15,794                          14,683
 5/1/2007                  16,333                          15,009
 6/1/2007                  16,214                          15,024
 7/1/2007                  15,761                          14,816
 8/1/2007                  15,578                          14,602
 9/1/2007                  16,389                          15,432
10/1/2007                  17,180                          16,102
11/1/2007                  16,136                          15,473
12/1/2007                  15,784                          15,182
 1/1/2008                  14,506                          13,813
 2/1/2008                  14,318                          14,063
 3/1/2008                  14,490                          13,863
 4/1/2008                  15,133                          14,633
 5/1/2008                  15,140                          14,855
 6/1/2008                  13,637                          13,700
 7/1/2008                  13,251                          13,212
 8/1/2008                  12,692                          12,702
 9/1/2008                  11,210                          10,868
10/1/2008                   8,398                           8,607
11/1/2008                   7,882                           8,140
12/1/2008                   8,471                           8,569
 1/1/2009                   7,304                           7,770
 2/1/2009                   6,407                           6,983
 3/1/2009                   7,103                           7,443
 4/1/2009                   8,408                           8,403
 5/1/2009                   9,658                           9,466
 6/1/2009                   9,513                           9,368
 7/1/2009                  10,639                          10,248
 8/1/2009                  11,243                          10,739
 9/1/2009                  11,821                          11,182
10/1/2009                  11,346                          11,002
11/1/2009                  11,677                          11,275
12/1/2009                  11,813                          11,454
 1/1/2010                  11,127                          10,917
 2/1/2010                  11,162                          10,906
 3/1/2010                  12,052                          11,608
 4/1/2010                  11,844                          11,435
 5/1/2010                  10,450                          10,173
 6/1/2010                  10,268                          10,026
 7/1/2010                  11,549                          10,953
 8/1/2010                  10,979                          10,626
 9/1/2010                  12,155                          11,645
10/1/2010                  12,586                          12,060
11/1/2010                  11,943                          11,549
12/1/2010                  13,062                          12,479
 1/1/2011                  13,616                          12,748
 2/1/2011                  14,064                          13,220
 3/1/2011                  13,676                          12,956
 4/1/2011                  14,403                          13,661
 5/1/2011                  13,883                          13,256
 6/1/2011                  13,689                          13,067
 7/1/2011                  13,247                          12,852
 8/1/2011                  11,827                          11,765
 9/1/2011                  10,533                          10,584
10/1/2011                  11,532                          11,613
11/1/2011                  11,160                          11,076
12/1/2011                  10,861                          10,956
 1/1/2012                  11,591                          11,547
 2/1/2012                  12,188                          12,182
 3/1/2012                  12,093                          12,092
 4/1/2012                  11,657                          11,887
 5/1/2012                  10,218                          10,531
 6/1/2012                  10,937                          11,221
 7/1/2012                  10,892                          11,361
 8/1/2012                  11,336                          11,685
 9/1/2012                  11,739                          12,040
10/1/2012                  11,890                          12,125
11/1/2012                  12,072                          12,380
12/1/2012                  12,666                          12,754
 1/1/2013                  13,253                          13,381
 2/1/2013                  12,856                          13,248
 3/1/2013                  12,894                          13,353
 4/1/2013                  13,529                          13,961
 5/1/2013                  13,360                          13,648
 6/1/2013                  12,889                          13,137
 7/1/2013                  13,769                          13,836
 8/1/2013                  13,668                          13,658
 9/1/2013                  14,699                          14,623
10/1/2013                  15,207                          15,113
11/1/2013                  15,262                          15,206
12/1/2013                  15,593                          15,435
 1/1/2014                  15,019                          14,812
 2/1/2014                  15,876                          15,620
 3/1/2014                  15,762                          15,550
 4/1/2014                  16,025                          15,796
 5/1/2014                  16,201                          16,040
 6/1/2014                  16,396                          16,268
 7/1/2014                  16,031                          15,978
 8/1/2014                  16,031                          15,991
 9/1/2014                  15,329                          15,334
10/1/2014                  15,060                          15,090
11/1/2014                  15,068                          15,276
12/1/2014                  14,503                          14,768
 1/1/2015                  14,405                          14,715
 2/1/2015                  15,432                          15,595
 3/1/2015                  15,103                          15,334
 4/1/2015                  15,933                          15,998
 5/1/2015                  15,941                          15,859
 6/1/2015                  15,477                          15,408
 7/1/2015                  15,327                          15,652
 8/1/2015                  14,181                          14,512               Past performance is not predictive of
 9/1/2015                  13,211                          13,780               future performance.
10/1/2015                  14,220                          14,816               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.58%        2.47%       3.58%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
October 31, 2005-October 31, 2015

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/1/2005            $10,000            $10,000
11/1/2005             10,381             10,378
12/1/2005             10,383             10,382
 1/1/2006             10,660             10,657
 2/1/2006             10,681             10,686
 3/1/2006             10,815             10,819
 4/1/2006             10,965             10,964
 5/1/2006             10,645             10,648
 6/1/2006             10,666             10,663
 7/1/2006             10,730             10,729
 8/1/2006             10,987             10,984
 9/1/2006             11,264             11,267
10/1/2006             11,630             11,634
11/1/2006             11,846             11,855
12/1/2006             12,016             12,022
 1/1/2007             12,200             12,204
 2/1/2007             11,962             11,965
 3/1/2007             12,088             12,099
 4/1/2007             12,631             12,635
 5/1/2007             13,066             13,076
 6/1/2007             12,855             12,858
 7/1/2007             12,451             12,460
 8/1/2007             12,637             12,646
 9/1/2007             13,110             13,119
10/1/2007             13,319             13,328
11/1/2007             12,759             12,771
12/1/2007             12,679             12,682
 1/1/2008             11,917             11,921
 2/1/2008             11,530             11,534
 3/1/2008             11,487             11,484
 4/1/2008             12,041             12,043
 5/1/2008             12,196             12,200
 6/1/2008             11,173             11,172
 7/1/2008             11,084             11,078
 8/1/2008             11,240             11,238
 9/1/2008             10,250             10,236
10/1/2008              8,536              8,517
11/1/2008              7,931              7,906
12/1/2008              8,018              7,990
 1/1/2009              7,350              7,317
 2/1/2009              6,569              6,538
 3/1/2009              7,145              7,110
 4/1/2009              7,829              7,791
 5/1/2009              8,273              8,227
 6/1/2009              8,283              8,243
 7/1/2009              8,913              8,866
 8/1/2009              9,234              9,186
 9/1/2009              9,580              9,529
10/1/2009              9,396              9,352
11/1/2009              9,960              9,913
12/1/2009             10,153             10,105
 1/1/2010              9,793              9,741
 2/1/2010             10,095             10,043
 3/1/2010             10,706             10,649
 4/1/2010             10,869             10,817
 5/1/2010              9,997              9,953
 6/1/2010              9,474              9,432
 7/1/2010             10,139             10,093
 8/1/2010              9,684              9,638
 9/1/2010             10,545             10,498
10/1/2010             10,944             10,897
11/1/2010             10,944             10,898
12/1/2010             11,675             11,627
 1/1/2011             11,958             11,902
 2/1/2011             12,359             12,310
 3/1/2011             12,373             12,315
 4/1/2011             12,728             12,680
 5/1/2011             12,586             12,536
 6/1/2011             12,373             12,327
 7/1/2011             12,123             12,077
 8/1/2011             11,470             11,421
 9/1/2011             10,658             10,618
10/1/2011             11,829             11,778
11/1/2011             11,793             11,752
12/1/2011             11,921             11,872
 1/1/2012             12,450             12,404
 2/1/2012             12,980             12,941
 3/1/2012             13,415             13,367
 4/1/2012             13,330             13,283
 5/1/2012             12,521             12,484
 6/1/2012             13,039             12,999
 7/1/2012             13,221             13,179
 8/1/2012             13,512             13,476
 9/1/2012             13,861             13,825
10/1/2012             13,605             13,569
11/1/2012             13,691             13,648
12/1/2012             13,806             13,772
 1/1/2013             14,520             14,486
 2/1/2013             14,717             14,682
 3/1/2013             15,270             15,233
 4/1/2013             15,566             15,526
 5/1/2013             15,924             15,890
 6/1/2013             15,717             15,676
 7/1/2013             16,510             16,474
 8/1/2013             16,027             15,997
 9/1/2013             16,531             16,498
10/1/2013             17,292             17,257
11/1/2013             17,816             17,783
12/1/2013             18,270             18,233
 1/1/2014             17,630             17,603
 2/1/2014             18,446             18,408
 3/1/2014             18,596             18,563
 4/1/2014             18,734             18,700
 5/1/2014             19,162             19,139
 6/1/2014             19,557             19,534
 7/1/2014             19,291             19,265
 8/1/2014             20,063             20,035
 9/1/2014             19,778             19,754
10/1/2014             20,261             20,237
11/1/2014             20,807             20,781
12/1/2014             20,742             20,729
 1/1/2015             20,116             20,107
 2/1/2015             21,279             21,262
 3/1/2015             20,941             20,926
 4/1/2015             21,133             21,127
 5/1/2015             21,403             21,398
 6/1/2015             20,995             20,984
 7/1/2015             21,433             21,424
 8/1/2015             20,144             20,131       Past performance is not predictive of
 9/1/2015             19,645             19,633       future performance.
10/1/2015             21,292             21,289       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       Average Annual    One     Five      Ten        would pay on fund distributions or the
       Total Return      Year    Years    Years       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         5.09%   14.24%   7.85%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

   The DFA International Value Portfolio is designed to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.78% for the Portfolio's Class R2 shares, -5.58% for the Portfolio's Institutional Class shares, and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, the total return was 5.09% for the Portfolio and 5.20% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/15  10/31/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  891.80    0.69%    $3.29
   Institutional Class Shares......... $1,000.00 $  892.50    0.44%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.73    0.69%    $3.52
   Institutional Class Shares......... $1,000.00 $1,022.99    0.44%    $2.24

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/15  10/31/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,007.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  13.2%
              Consumer Staples.............................   9.7%
              Energy.......................................   7.1%
              Financials...................................  13.6%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  20.8%
              Materials....................................   2.9%
              Real Estate Investment Trusts................   2.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,804,066,681
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $6,822,176,914)............................. $6,804,066,681
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.3%)
 Consumer Discretionary -- (12.4%)
 *   Amazon.com, Inc...................   121,224 $ 75,874,102            1.3%
     Comcast Corp. Class A.............   668,443   41,857,901            0.7%
     Home Depot, Inc. (The)............   405,880   50,183,003            0.9%
     McDonald's Corp...................   297,688   33,415,478            0.6%
     NIKE, Inc. Class B................   214,269   28,075,667            0.5%
     Starbucks Corp....................   469,127   29,353,276            0.5%
     Walt Disney Co. (The).............   490,819   55,825,753            1.0%
     Other Securities..................            447,404,205            7.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            761,989,385           13.1%
                                                  ------------           -----
 Consumer Staples -- (9.1%)
     Altria Group, Inc.................   619,738   37,475,557            0.6%
     Coca-Cola Co. (The)............... 1,237,457   52,406,304            0.9%
     CVS Health Corp...................   352,268   34,797,033            0.6%
     PepsiCo, Inc......................   464,320   47,448,861            0.8%
     Philip Morris International, Inc..   489,668   43,286,651            0.7%
     Procter & Gamble Co. (The)........   857,388   65,487,295            1.1%
     Wal-Mart Stores, Inc..............   498,797   28,551,140            0.5%
     Other Securities..................            252,221,401            4.5%
                                                  ------------           -----
 Total Consumer Staples................            561,674,242            9.7%
                                                  ------------           -----
 Energy -- (6.7%)
     Chevron Corp......................   594,780   54,053,606            0.9%
     Exxon Mobil Corp.................. 1,317,882  109,041,557            1.9%
     Schlumberger, Ltd.................   399,984   31,262,749            0.5%
     Other Securities..................            217,633,823            3.8%
                                                  ------------           -----
 Total Energy..........................            411,991,735            7.1%
                                                  ------------           -----
 Financials -- (12.8%)
     Bank of America Corp.............. 3,308,905   55,523,426            1.0%
 *   Berkshire Hathaway, Inc. Class B..   592,145   80,543,563            1.4%
     Citigroup, Inc....................   951,354   50,583,492            0.9%
     JPMorgan Chase & Co............... 1,168,888   75,101,054            1.3%
     Wells Fargo & Co.................. 1,476,526   79,939,118            1.4%
     Other Securities..................            444,909,043            7.5%
                                                  ------------           -----
 Total Financials......................            786,599,696           13.5%
                                                  ------------           -----
 Health Care -- (13.7%)
     AbbVie, Inc.......................   523,201   31,156,620            0.5%
 *   Allergan P.L.C....................   124,421   38,380,146            0.7%
     Amgen, Inc........................   239,668   37,910,684            0.7%
     Bristol-Myers Squibb Co...........   527,066   34,760,003            0.6%
 *   Celgene Corp......................   249,874   30,662,038            0.5%
     Gilead Sciences, Inc..............   463,882   50,159,561            0.9%
     Johnson & Johnson.................   875,261   88,427,619            1.5%
     Medtronic P.L.C...................   446,998   33,042,092            0.6%
     Merck & Co., Inc..................   890,284   48,662,923            0.8%
     Pfizer, Inc....................... 1,949,380   65,928,032            1.1%
     UnitedHealth Group, Inc...........   301,403   35,499,245            0.6%
     Other Securities..................            350,259,076            6.0%
                                                  ------------           -----
 Total Health Care.....................            844,848,039           14.5%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (9.6%)
      3M Co..............................................    197,470 $   31,044,259            0.5%
#     Boeing Co. (The)...................................    201,889     29,893,704            0.5%
      General Electric Co................................  3,191,286     92,291,991            1.6%
      Other Securities...................................               436,997,169            7.6%
                                                                     --------------          ------
Total Industrials........................................               590,227,123           10.2%
                                                                     --------------          ------
Information Technology -- (19.7%)
*     Alphabet, Inc. Class A.............................     91,627     67,564,834            1.1%
*     Alphabet, Inc. Class C.............................     93,490     66,453,627            1.1%
      Apple, Inc.........................................  1,802,520    215,401,140            3.7%
      Cisco Systems, Inc.................................  1,607,551     46,377,846            0.8%
*     Facebook, Inc. Class A.............................    714,259     72,832,990            1.2%
      Intel Corp.........................................  1,502,648     50,879,661            0.9%
      International Business Machines Corp...............    284,842     39,900,667            0.7%
      MasterCard, Inc. Class A...........................    315,447     31,226,099            0.5%
      Microsoft Corp.....................................  2,528,007    133,074,289            2.3%
      Oracle Corp........................................  1,027,913     39,924,141            0.7%
      QUALCOMM, Inc......................................    496,627     29,509,576            0.5%
#     Visa, Inc. Class A.................................    616,796     47,851,034            0.8%
      Other Securities...................................               366,789,748            6.5%
                                                                     --------------          ------
Total Information Technology.............................             1,207,785,652           20.8%
                                                                     --------------          ------
Materials -- (2.8%)
      Other Securities...................................               170,817,708            3.0%
                                                                     --------------          ------

Real Estate Investment Trusts -- (2.5%)
      Other Securities...................................               151,353,159            2.6%
                                                                     --------------          ------

Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,944,212     65,150,544            1.1%
      Verizon Communications, Inc........................  1,285,086     60,244,832            1.1%
      Other Securities...................................                11,559,523            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,954,899            2.4%
                                                                     --------------          ------

Utilities -- (2.8%)
      Other Securities...................................               170,028,291            2.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,794,269,929           99.8%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,794,269,929
                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.  6,681,027      6,681,027            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 29,734,142    344,024,017            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,253,320,307)................................              $6,144,974,973          105.8%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  761,989,385           --   --    $  761,989,385
  Consumer Staples..............    561,674,242           --   --       561,674,242
  Energy........................    411,991,735           --   --       411,991,735
  Financials....................    786,599,696           --   --       786,599,696
  Health Care...................    844,848,039           --   --       844,848,039
  Industrials...................    590,227,123           --   --       590,227,123
  Information Technology........  1,207,785,652           --   --     1,207,785,652
  Materials.....................    170,817,708           --   --       170,817,708
  Real Estate Investment Trusts.    151,353,159           --   --       151,353,159
  Telecommunication Services....    136,954,899           --   --       136,954,899
  Utilities.....................    170,028,291           --   --       170,028,291
Temporary Cash Investments......      6,681,027           --   --         6,681,027
Securities Lending Collateral...             -- $344,024,017   --       344,024,017
Futures Contracts**.............        258,734           --   --           258,734
                                 -------------- ------------   --    --------------
TOTAL........................... $5,801,209,690 $344,024,017   --    $6,145,233,707
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,804,067            --
Investments at Value (including $0 and $528,878 of securities on loan, respectively).             --  $  5,794,270
Temporary Cash Investments at Value & Cost...........................................             --         6,681
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       344,024
Segregated Cash for Futures Contracts................................................             --           745
Cash.................................................................................             --         3,433
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         6,763
  Securities Lending Income..........................................................             --            66
  Fund Shares Sold...................................................................          7,118         2,201
  Prepaid Expenses and Other Assets..................................................             76            69
                                                                                      --------------  ------------
     Total Assets....................................................................      6,811,261     6,158,252
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       344,024
  Fund Shares Redeemed...............................................................          3,885         2,810
  Due to Advisor.....................................................................          1,149            21
  Futures Margin Variation...........................................................             --            76
Accrued Expenses and Other Liabilities...............................................            342           578
                                                                                      --------------  ------------
     Total Liabilities...............................................................          5,376       347,509
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,404 and $0 and shares outstanding of
 614,669 and 0, respectively......................................................... $        16.93           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,795,481 and $5,810,743 and
 shares outstanding of 401,523,749 and 353,808,210, respectively..................... $        16.92  $      16.42
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,822,177  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,902,615
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    7,101,251  $  3,032,515
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         27,926        10,643
Accumulated Net Realized Gain (Loss).................................................       (304,989)     (124,327)
Net Unrealized Foreign Exchange Gain (Loss)..........................................           (193)           --
Net Unrealized Appreciation (Depreciation)...........................................        (18,110)    2,891,912
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International U.S. Large
                                                                                                 Value      Company
                                                                                              Portfolio*   Portfolio
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $19,467 and $0, respectively).................   $ 241,687          --
  Income from Securities Lending............................................................       6,887          --
  Expenses Allocated from Affiliated Investment Company.....................................     (15,416)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     233,158          --
                                                                                               ---------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $9, respectively)......................          --    $120,383
  Income from Securities Lending............................................................          --         600
                                                                                               ---------    --------
     Total Investment Income................................................................          --     120,983
                                                                                               ---------    --------
Expenses
  Investment Advisory Services Fees.........................................................       7,652       3,413
  Administrative Services Fees..............................................................      10,266          --
  Accounting & Transfer Agent Fees..........................................................          44         324
  S&P 500(R) Fees...........................................................................          --         103
  Custodian Fees............................................................................          --          91
  Shareholder Servicing Fees -- Class R2 Shares.............................................          27          --
  Filing Fees...............................................................................         167          75
  Shareholders' Reports.....................................................................         284         141
  Directors'/Trustees' Fees & Expenses......................................................          34          28
  Professional Fees.........................................................................          22         477
  Other.....................................................................................         394         377
                                                                                               ---------    --------
     Total Expenses.........................................................................      18,890       5,029
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................      (3,826)       (478)
                                                                                               ---------    --------
  Net Expenses..............................................................................      15,064       4,551
                                                                                               ---------    --------
  Net Investment Income (Loss)..............................................................     218,094     116,432
                                                                                               ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     185,379     174,452
    Futures.................................................................................          --       2,961
    Foreign Currency Transactions...........................................................      (4,394)         --
    In-Kind Redemptions.....................................................................          --      70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (768,572)    (67,093)
    Futures.................................................................................          --      (2,353)
    Translation of Foreign Currency Denominated Amounts.....................................         490          --
                                                                                               ---------    --------
  Net Realized and Unrealized Gain (Loss)...................................................    (587,097)    178,842
                                                                                               ---------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $(369,003)   $295,274
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  ----------------------
                                                                     Year         Year        Year        Year
                                                                    Ended        Ended       Ended       Ended
                                                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                     2015         2014        2015        2014
                                                                 -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   218,094  $   299,034  $  116,432  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     185,379      130,787     174,452      90,274
    Futures.....................................................          --           --       2,961      12,101
    Foreign Currency Transactions...............................      (4,394)      (1,306)         --          --
    In-Kind Redemptions.........................................          --           --      70,875          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (768,572)    (506,381)    (67,093)    634,795
    Futures.....................................................          --          (25)     (2,353)        345
    Translation of Foreign Currency Denominated Amounts.........         490       (1,031)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (369,003)     (78,922)    295,274     840,887
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (293)        (347)         --          --
    Institutional Class Shares..................................    (210,745)    (295,058)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (211,038)    (295,405)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,877,719    1,652,421   1,080,396     787,937
  Shares Issued in Lieu of Cash Distributions...................     204,539      286,790      95,812      89,598
  Shares Redeemed...............................................  (1,698,746)  (1,090,342)  1,218,173    (864,648)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     383,512      848,869     (41,965)     12,887
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    (196,529)     474,542     142,368     751,038
Net Assets
  Beginning of Year.............................................   7,002,414    6,527,872   5,668,374   4,917,336
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,805,885  $ 7,002,414  $5,810,743  $5,668,374
                                                                 ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     105,639       84,840      66,846      52,855
  Shares Issued in Lieu of Cash Distributions...................      11,317       14,488       6,038       6,016
  Shares Redeemed...............................................     (93,840)     (55,963)    (74,737)    (57,748)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      23,116       43,365      (1,853)      1,123
                                                                 ===========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    27,926  $    22,455  $   10,643  $   10,292

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA International Value Portfolio-Class R2 Shares
                                                                    --------------------------------------------
                                                                                            Year
                                                                      Year         Year     Ended    Year     Year
                                                                     Ended        Ended     Oct.    Ended    Ended
                                                                    Oct. 31,     Oct. 31,    31,   Oct. 31, Oct. 31,
                                                                      2015         2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $ 18.48      $ 19.46   $15.72   $15.83  $ 17.82
                                                                    -------      -------   ------   ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................    0.51         0.74     0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized and Unrealized).......   (1.55)       (0.93)    3.77    (0.13)   (2.00)
                                                                    -------      -------   ------   ------  -------
   Total from Investment Operations................................   (1.04)       (0.19)    4.26     0.38    (1.47)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
                                                                    -------      -------   ------   ------  -------
   Total Distributions.............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $ 16.93      $ 18.48   $19.46   $15.72  $ 15.83
=================================================================== ========     ========  ======  ======== ========
Total Return.......................................................   (5.78)%      (1.21)%  27.61%    2.70%   (8.53)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $10,404      $11,200   $5,517   $6,407  $ 6,102
Ratio of Expenses to Average Net Assets (B)........................    0.68%        0.68%    0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................    0.73%        0.68%    0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net Assets...............    2.81%        3.79%    2.84%    3.33%    2.97%
----------------------------------------------------------------------------------------------------------------------

                                                                     DFA International Value Portfolio-Institutional Class Shares
                                                                    ------------------------------------------------------------

                                                                        Year         Year        Year        Year         Year
                                                                       Ended        Ended       Ended       Ended        Ended
                                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                        2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                                                    ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized).......      (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations................................      (1.00)       (0.14)        4.30        0.42       (1.41)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total Distributions.............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
=================================================================== ==========   ==========   ==========  ==========  ==========
Total Return.......................................................      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets (B)........................       0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................       0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets...............       3.10%        4.29%        3.00%       3.54%       3.26%
----------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            U.S. Large Company Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2015        2014        2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33        0.29        0.27        0.22        0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.47        2.07        2.71        1.25        0.56
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.80        2.36        2.98        1.47        0.75
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       5.09%      17.17%      27.10%      15.02%       8.09%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,810,743  $5,668,374  $4,917,336  $4,037,336  $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.09%       0.10%       0.10%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor)...............       0.09%       0.08%       0.10%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.05%       1.95%       2.13%       2.10%       1.95%
Portfolio Turnover Rate.....................................          2%          3%          3%          4%          4%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the U.S. Large Company Portfolio Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. Prior to July 21, 2015, the Advisor received no additional compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and June 10, 2015 at a Special

Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For the U.S. Large Company Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment management agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the U.S. Large Company Portfolio's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% of the Portfolio's average daily net assets.

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.20% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the Feeder Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
Institutional Class Shares             Limitation Amount    Assumed        Recovery
--------------------------             ----------------- ------------- -----------------
U.S. Large Company Portfolio (1)......       0.08%            $57            $875
DFA International Value Portfolio (2).       0.40%             --              --

Class R2 Shares
---------------
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $214
                    U.S. Large Company Portfolio......  266

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                -                             --------- -------
                U.S. Large Company Portfolio. $440,238  $87,873

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                         Income
                                     and Short-Term   Long-Term
                                     Capital Gains  Capital Gains  Total
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                   2016       Total
                                                  --------    --------
              DFA International Value Portfolio. $303,109    $303,109
              U.S. Large Company Portfolio......       --          --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         Net Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $6,830,145           --    $(26,079)    $  (26,079)
U.S. Large Company Portfolio......  3,425,240   $2,812,502     (92,767)     2,719,735

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                             Oct. 31,              Oct. 31,
                                                               2015                  2014
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,876      214  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........         293       16          347       17
 Shares Redeemed......................................      (4,082)    (221)      (5,810)    (293)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $        87        9  $     6,278      322
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,873,843  105,425  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........     204,246   11,301      286,443   14,471
 Shares Redeemed......................................  (1,694,664) (93,619)  (1,084,532) (55,670)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   383,425   23,107  $   842,591   43,043
                                                       ===========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)   12/18/15     151     $15,656     $259        $745

* During the year ended October 31, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $13,890 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                            Total Value
                                                 at          Equity
                                          October 31, 2015  Contracts
                                          ----------------  ---------
            U.S. Large Company Portfolio.       $259          $259

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,961          $ 2,961
                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,352)         $(2,352)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average    Average Loan     Days     Expense  Borrowed During
                              Interest Rate   Balance    Outstanding* Incurred   The Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $15,575         27        $10        $73,868

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

J. Securities Lending:

   As of October 31, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $184,929 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, U.S. Large Company Portfolio realized net gains on in-kind redemptions in the amount of $70,875 (amount in thousands).

N. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                              Percentage of
                                                                  Number of    Outstanding
                                                                 Shareholders    Shares
-                                                                ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      3            93%
DFA International Value Portfolio -- Institutional Class Shares.      3            73%
U.S. Large Company Portfolio....................................      4            80%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

DFA International Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,343,416 98.06%  52.40% 4,081,532  1.94%     1.04%
(b) George M. Constantinides. 206,448,720 98.11%  52.42% 3,976,229  1.89%     1.01%
(c) John P. Gould............ 206,392,175 98.08%  52.41% 4,032,772  1.92%     1.02%
(d) Roger G. Ibbotson........ 206,417,557 98.10%  52.41% 4,007,393  1.90%     1.02%
(e) Edward P. Lazear......... 206,363,295 98.07%  52.40% 4,061,653  1.93%     1.03%
(f) Eduardo A. Repetto....... 206,462,732 98.12%  52.43% 3,962,216  1.88%     1.01%
(g) Myron S. Scholes......... 205,949,550 97.87%  52.30% 4,475,396  2.13%     1.14%
(h) Abbie J. Smith........... 204,928,341 97.39%  52.04% 5,496,608  2.61%     1.40%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,148,727  80.38%  42.95% 4,127,770  1.96%    1.05%   3,156,848  1.50%    0.80%   33,991,603  16.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,790,492  81.64%  43.62% 1,161,453  0.55%    0.29%   3,481,404  1.65%    0.88%   33,991,603  16.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,594,952  81.55%  43.57% 1,367,552  0.65%    0.35%   3,470,841  1.65%    0.88%   33,991,603  16.15%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,098,750 97.94%  52.33% 4,326,198  2.06%     1.10%
(b) George M. Constantinides. 206,246,418 98.01%  52.37% 4,178,527  1.99%     1.06%
(c) John P. Gould............ 206,198,706 97.99%  52.36% 4,226,243  2.01%     1.07%
(d) Roger G. Ibbotson........ 206,218,762 98.00%  52.36% 4,206,187  2.00%     1.07%
(e) Edward P. Lazear......... 206,096,489 97.94%  52.33% 4,328,459  2.06%     1.10%
(f) Eduardo A. Repetto....... 206,268,623 98.02%  52.38% 4,156,325  1.98%     1.06%
(g) Myron S. Scholes......... 205,687,646 97.75%  52.23% 4,737,302  2.25%     1.20%
(h) Abbie J. Smith........... 204,724,182 97.29%  51.98% 5,700,767  2.71%     1.45%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,242,255  80.43%  42.97% 1,492,817  0.71%    0.38%   5,698,274  2.71%    1.45%   33,991,603  16.15%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,599,143  81.55%  43.57% 1,288,705  0.61%    0.33%   3,545,498  1.68%    0.90%   33,991,603  16.15%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,527,786  81.51%  43.55% 1,446,514  0.69%    0.37%   3,459,044  1.64%    0.88%   33,991,603  16.15%

U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 212,041,354 98.41%  60.38% 3,433,906  1.59%     0.98%
(b) George M. Constantinides. 212,055,228 98.41%  60.38% 3,420,032  1.59%     0.97%
(c) John P. Gould............ 211,890,480 98.34%  60.33% 3,584,780  1.66%     1.02%
(d) Roger G. Ibbotson........ 212,100,718 98.43%  60.39% 3,374,543  1.57%     0.96%
(e) Edward P. Lazear......... 212,072,126 98.42%  60.38% 3,403,134  1.58%     0.97%
(f) Eduardo A. Repetto....... 212,084,138 98.43%  60.39% 3,391,122  1.57%     0.97%
(g) Myron S. Scholes......... 212,026,364 98.40%  60.37% 3,448,896  1.60%     0.98%
(h) Abbie J. Smith........... 211,957,852 98.37%  60.35% 3,517,408  1.63%     1.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
158,935,073  73.76%  45.25% 1,394,185  0.65%    0.40%   2,647,363  1.23%    0.75%   52,498,639  24.36%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,250,246  72.98%  44.77% 2,868,976  1.33%    0.82%   2,857,398  1.33%    0.81%   52,498,639  24.36%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
10/1/2005              $10,000                 $10,000
11/1/2005               10,399                  10,327
12/1/2005               10,413                  10,389
 1/1/2006               10,910                  10,792
 2/1/2006               10,873                  10,858
 3/1/2006               11,067                  11,005
 4/1/2006               11,377                  11,285
 5/1/2006               11,170                  11,000
 6/1/2006               11,266                  11,070
 7/1/2006               11,104                  11,339
 8/1/2006               11,286                  11,529
 9/1/2006               11,599                  11,759
10/1/2006               12,059                  12,144
11/1/2006               12,288                  12,421
12/1/2006               12,534                  12,700
 1/1/2007               12,900                  12,862
 2/1/2007               12,706                  12,662
 3/1/2007               12,795                  12,857
 4/1/2007               13,339                  13,332
 5/1/2007               13,889                  13,813
 6/1/2007               13,665                  13,491
 7/1/2007               12,819                  12,867
 8/1/2007               12,573                  13,011
 9/1/2007               12,901                  13,458
10/1/2007               12,974                  13,459
11/1/2007               12,249                  12,801
12/1/2007               12,208                  12,678
 1/1/2008               11,742                  12,170
 2/1/2008               11,382                  11,660
 3/1/2008               11,276                  11,573
 4/1/2008               11,986                  12,137
 5/1/2008               12,274                  12,117
 6/1/2008               10,929                  10,957
 7/1/2008               10,810                  10,918
 8/1/2008               11,019                  11,104
 9/1/2008               10,029                  10,288
10/1/2008                7,775                   8,507
11/1/2008                7,012                   7,897
12/1/2008                7,240                   8,006
 1/1/2009                6,381                   7,086
 2/1/2009                5,486                   6,139
 3/1/2009                6,029                   6,664
 4/1/2009                7,004                   7,378
 5/1/2009                7,540                   7,834
 6/1/2009                7,448                   7,777
 7/1/2009                8,157                   8,413
 8/1/2009                8,711                   8,853
 9/1/2009                9,092                   9,195
10/1/2009                8,700                   8,914
11/1/2009                9,190                   9,416
12/1/2009                9,444                   9,583
 1/1/2010                9,225                   9,313
 2/1/2010                9,623                   9,607
 3/1/2010               10,373                  10,233
 4/1/2010               10,702                  10,498
 5/1/2010                9,784                   9,635
 6/1/2010                9,046                   9,092
 7/1/2010                9,755                   9,708
 8/1/2010                9,167                   9,292
 9/1/2010               10,061                  10,013
10/1/2010               10,436                  10,314
11/1/2010               10,355                  10,259
12/1/2010               11,365                  11,069
 1/1/2011               11,728                  11,319
 2/1/2011               12,363                  11,737
 3/1/2011               12,421                  11,783
 4/1/2011               12,738                  12,097
 5/1/2011               12,553                  11,969
 6/1/2011               12,334                  11,724
 7/1/2011               11,769                  11,335
 8/1/2011               10,777                  10,628
 9/1/2011                9,686                   9,824
10/1/2011               11,030                  10,949
11/1/2011               10,938                  10,893
12/1/2011               11,025                  11,112
 1/1/2012               11,573                  11,532
 2/1/2012               12,242                  11,992
 3/1/2012               12,467                  12,348
 4/1/2012               12,213                  12,222
 5/1/2012               11,348                  11,505
 6/1/2012               11,959                  12,076
 7/1/2012               12,075                  12,201
 8/1/2012               12,553                  12,466
 9/1/2012               13,015                  12,862
10/1/2012               13,050                  12,799
11/1/2012               13,078                  12,793
12/1/2012               13,476                  13,058
 1/1/2013               14,417                  13,906
 2/1/2013               14,601                  14,106
 3/1/2013               15,299                  14,665
 4/1/2013               15,461                  14,886
 5/1/2013               16,096                  15,269
 6/1/2013               15,917                  15,134
 7/1/2013               16,869                  15,951
 8/1/2013               16,372                  15,346
 9/1/2013               16,851                  15,730
10/1/2013               17,705                  16,419
11/1/2013               18,449                  16,877
12/1/2013               18,940                  17,305
 1/1/2014               18,190                  16,690
 2/1/2014               18,807                  17,412
 3/1/2014               19,251                  17,828
 4/1/2014               19,378                  17,997
 5/1/2014               19,805                  18,261
 6/1/2014               20,342                  18,738
 7/1/2014               20,197                  18,418
 8/1/2014               20,838                  19,095
 9/1/2014               20,324                  18,701
10/1/2014               20,480                  19,122
11/1/2014               20,722                  19,513
12/1/2014               20,878                  19,633
 1/1/2015               19,845                  18,848
 2/1/2015               21,247                  19,760
 3/1/2015               20,843                  19,491
 4/1/2015               21,265                  19,673
 5/1/2015               21,501                  19,910
 6/1/2015               21,155                  19,512
 7/1/2015               21,103                  19,598           Past performance is not predictive of
 8/1/2015               19,822                  18,430           future performance.
 9/1/2015               19,188                  17,874           The returns shown do not reflect the
10/1/2015               20,751                  19,223           deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        Average Annual      One       Five        Ten            redemption of fund shares.
        Total Return        Year      Years      Years           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2015, all rights
                            1.32%     14.74%     7.57%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
10/1/2005                      $10,000                    $10,000
11/1/2005                       10,178                     10,265
12/1/2005                       10,677                     10,741
 1/1/2006                       11,406                     11,420
 2/1/2006                       11,515                     11,382
 3/1/2006                       12,001                     11,743
 4/1/2006                       12,609                     12,304
 5/1/2006                       12,098                     11,837
 6/1/2006                       12,022                     11,822
 7/1/2006                       12,207                     11,932
 8/1/2006                       12,627                     12,271
 9/1/2006                       12,802                     12,262
10/1/2006                       13,370                     12,746
11/1/2006                       13,815                     13,126
12/1/2006                       14,354                     13,502
 1/1/2007                       14,624                     13,584
 2/1/2007                       14,611                     13,693
 3/1/2007                       15,084                     14,044
 4/1/2007                       15,845                     14,683
 5/1/2007                       16,387                     15,009
 6/1/2007                       16,267                     15,024
 7/1/2007                       15,815                     14,816
 8/1/2007                       15,638                     14,602
 9/1/2007                       16,454                     15,432
10/1/2007                       17,252                     16,102
11/1/2007                       16,207                     15,473
12/1/2007                       15,858                     15,182
 1/1/2008                       14,573                     13,813
 2/1/2008                       14,388                     14,063
 3/1/2008                       14,560                     13,863
 4/1/2008                       15,211                     14,633
 5/1/2008                       15,218                     14,855
 6/1/2008                       13,713                     13,700
 7/1/2008                       13,325                     13,212
 8/1/2008                       12,768                     12,702
 9/1/2008                       11,277                     10,868
10/1/2008                        8,449                      8,607
11/1/2008                        7,931                      8,140
12/1/2008                        8,530                      8,569
 1/1/2009                        7,353                      7,770
 2/1/2009                        6,450                      6,983
 3/1/2009                        7,153                      7,443
 4/1/2009                        8,471                      8,403
 5/1/2009                        9,730                      9,466
 6/1/2009                        9,582                      9,368
 7/1/2009                       10,722                     10,248
 8/1/2009                       11,337                     10,739
 9/1/2009                       11,914                     11,182
10/1/2009                       11,440                     11,002
11/1/2009                       11,781                     11,275
12/1/2009                       11,914                     11,454
 1/1/2010                       11,226                     10,917
 2/1/2010                       11,270                     10,906
 3/1/2010                       12,159                     11,608
 4/1/2010                       11,951                     11,435
 5/1/2010                       10,552                     10,173
 6/1/2010                       10,367                     10,026
 7/1/2010                       11,663                     10,953
 8/1/2010                       11,092                     10,626
 9/1/2010                       12,285                     11,645
10/1/2010                       12,714                     12,060
11/1/2010                       12,077                     11,549
12/1/2010                       13,203                     12,479
 1/1/2011                       13,765                     12,748
 2/1/2011                       14,225                     13,220
 3/1/2011                       13,832                     12,956
 4/1/2011                       14,573                     13,661
 5/1/2011                       14,047                     13,256
 6/1/2011                       13,854                     13,067
 7/1/2011                       13,410                     12,852
 8/1/2011                       11,974                     11,765
 9/1/2011                       10,663                     10,584
10/1/2011                       11,692                     11,613
11/1/2011                       11,307                     11,076
12/1/2011                       11,004                     10,956
 1/1/2012                       11,744                     11,547
 2/1/2012                       12,359                     12,182
 3/1/2012                       12,255                     12,092
 4/1/2012                       11,818                     11,887
 5/1/2012                       10,359                     10,531
 6/1/2012                       11,092                     11,221
 7/1/2012                       11,048                     11,361
 8/1/2012                       11,507                     11,685
 9/1/2012                       11,914                     12,040
10/1/2012                       12,062                     12,125
11/1/2012                       12,255                     12,380
12/1/2012                       12,855                     12,754
 1/1/2013                       13,462                     13,381
 2/1/2013                       13,055                     13,248
 3/1/2013                       13,099                     13,353
 4/1/2013                       13,743                     13,961
 5/1/2013                       13,580                     13,648
 6/1/2013                       13,099                     13,137
 7/1/2013                       13,995                     13,836
 8/1/2013                       13,899                     13,658
 9/1/2013                       14,943                     14,623
10/1/2013                       15,461                     15,113
11/1/2013                       15,520                     15,206
12/1/2013                       15,861                     15,435
 1/1/2014                       15,283                     14,812
 2/1/2014                       16,157                     15,620
 3/1/2014                       16,039                     15,550
 4/1/2014                       16,313                     15,796
 5/1/2014                       16,498                     16,040
 6/1/2014                       16,698                     16,268
 7/1/2014                       16,328                     15,978
 8/1/2014                       16,335                     15,991
 9/1/2014                       15,617                     15,334
10/1/2014                       15,350                     15,090
11/1/2014                       15,358                     15,276
12/1/2014                       14,787                     14,768
 1/1/2015                       14,691                     14,715
 2/1/2015                       15,743                     15,595
 3/1/2015                       15,409                     15,334
 4/1/2015                       16,253                     15,998
 5/1/2015                       16,261                     15,859
 6/1/2015                       15,794                     15,408
 7/1/2015                       15,639                     15,652
 8/1/2015                       14,476                     14,512              Past performance is not predictive of
 9/1/2015                       13,492                     13,780              future performance.
10/1/2015                       14,528                     14,816              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual          One         Five         Ten                would pay on fund distributions or the
           Total Return            Year        Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.35%       2.70%       3.81%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------
10/1/2005                  $10,000                      $10,000
11/1/2005                   10,200                       10,427
12/1/2005                   11,350                       11,838
 1/1/2006                   11,835                       12,215
 2/1/2006                   11,129                       11,419
 3/1/2006                   11,624                       11,932
 4/1/2006                   11,857                       11,991
 5/1/2006                   11,023                       11,029
 6/1/2006                   10,601                       10,684
 7/1/2006                   10,095                        9,977
 8/1/2006                   10,264                       10,243
 9/1/2006                   10,105                       10,019
10/1/2006                   10,032                        9,954
11/1/2006                    9,968                        9,870
12/1/2006                   10,053                        9,928
 1/1/2007                   10,264                       10,121
 2/1/2007                   10,675                       10,520
 3/1/2007                   10,601                       10,423
 4/1/2007                   10,454                       10,245
 5/1/2007                   10,243                       10,001
 6/1/2007                   10,411                       10,066
 7/1/2007                   10,475                       10,064
 8/1/2007                   10,032                        9,451
 9/1/2007                   10,021                        9,393
10/1/2007                   10,084                        9,733
11/1/2007                    9,852                        9,324
12/1/2007                    9,241                        8,766
 1/1/2008                    8,977                        8,335
 2/1/2008                    8,914                        8,427
 3/1/2008                    9,093                        8,430
 4/1/2008                    9,156                        8,534
 5/1/2008                    9,494                        8,797
 6/1/2008                    9,051                        8,257
 7/1/2008                    8,797                        7,987
 8/1/2008                    8,312                        7,634
 9/1/2008                    7,774                        6,889
10/1/2008                    7,205                        6,161
11/1/2008                    7,395                        6,413
12/1/2008                    8,154                        6,912
 1/1/2009                    7,595                        6,550
 2/1/2009                    6,614                        5,689
 3/1/2009                    6,909                        5,890
 4/1/2009                    7,194                        6,191
 5/1/2009                    8,080                        6,949
 6/1/2009                    8,618                        7,391
 7/1/2009                    8,797                        7,576
 8/1/2009                    9,262                        8,000
 9/1/2009                    9,167                        7,969
10/1/2009                    8,840                        7,677
11/1/2009                    8,481                        7,403
12/1/2009                    8,449                        7,265
 1/1/2010                    8,565                        7,421
 2/1/2010                    8,734                        7,562
 3/1/2010                    9,177                        7,906
 4/1/2010                    9,451                        8,120
 5/1/2010                    8,660                        7,557
 6/1/2010                    8,797                        7,590
 7/1/2010                    8,956                        7,682
 8/1/2010                    8,713                        7,520
 9/1/2010                    9,093                        7,827
10/1/2010                    8,903                        7,763
11/1/2010                    9,124                        7,914
12/1/2010                    9,968                        8,713
 1/1/2011                   10,200                        8,816
 2/1/2011                   10,675                        9,171
 3/1/2011                   10,011                        8,605
 4/1/2011                    9,958                        8,613
 5/1/2011                    9,789                        8,485
 6/1/2011                   10,285                        8,801
 7/1/2011                   10,665                        9,167
 8/1/2011                   10,380                        8,792
 9/1/2011                   10,327                        8,800
10/1/2011                    9,800                        8,475
11/1/2011                    9,958                        8,246
12/1/2011                    9,905                        8,374
 1/1/2012                   10,538                        8,718
 2/1/2012                   10,549                        8,813
 3/1/2012                   10,854                        9,048
 4/1/2012                   10,633                        8,917
 5/1/2012                    9,747                        8,176
 6/1/2012                   10,264                        8,525
 7/1/2012                    9,916                        8,392
 8/1/2012                    9,926                        8,344
 9/1/2012                   10,063                        8,575
10/1/2012                    9,852                        8,389
11/1/2012                   10,000                        8,447
12/1/2012                   10,369                        8,710
 1/1/2013                   10,696                        9,036
 2/1/2013                   10,960                        9,342
 3/1/2013                   11,804                       10,097
 4/1/2013                   12,426                       10,761
 5/1/2013                   11,414                        9,908
 6/1/2013                   11,519                        9,881
 7/1/2013                   11,793                       10,042
 8/1/2013                   11,530                        9,906
 9/1/2013                   12,838                       11,035
10/1/2013                   12,869                       10,989
11/1/2013                   12,774                       10,917
12/1/2013                   12,869                       11,004
 1/1/2014                   12,743                       10,973
 2/1/2014                   12,690                       10,729
 3/1/2014                   12,753                       10,756
 4/1/2014                   12,563                       10,557
 5/1/2014                   12,890                       10,903
 6/1/2014                   13,808                       11,675
 7/1/2014                   13,724                       11,737
 8/1/2014                   13,850                       11,653
 9/1/2014                   13,428                       11,264
10/1/2014                   13,186                       10,963
11/1/2014                   12,690                       10,839
12/1/2014                   12,806                       10,952
 1/1/2015                   13,122                       11,320
 2/1/2015                   13,660                       11,728
 3/1/2015                   13,840                       11,954
 4/1/2015                   14,177                       12,178
 5/1/2015                   14,325                       12,322
 6/1/2015                   14,620                       12,502
 7/1/2015                   14,536                       12,453
 8/1/2015                   14,093                       12,027              Past performance is not predictive of
 9/1/2015                   13,660                       11,595              future performance.
10/1/2015                   14,378                       12,369              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                9.04%       10.06%       3.70%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/1/2005             $10,000                      $10,000
11/1/2005              10,247                       10,379
12/1/2005              10,408                       10,583
 1/1/2006              11,113                       11,189
 2/1/2006              11,274                       11,301
 3/1/2006              11,849                       11,779
 4/1/2006              12,529                       12,539
 5/1/2006              11,818                       11,899
 6/1/2006              11,744                       11,754
 7/1/2006              11,973                       11,875
 8/1/2006              12,270                       12,262
 9/1/2006              12,400                       12,465
10/1/2006              13,420                       13,334
11/1/2006              14,168                       14,144
12/1/2006              14,576                       14,672
 1/1/2007              14,954                       15,045
 2/1/2007              15,356                       15,332
 3/1/2007              16,160                       16,123
 4/1/2007              17,291                       17,241
 5/1/2007              18,776                       17,918
 6/1/2007              19,549                       18,384
 7/1/2007              19,858                       18,379
 8/1/2007              18,380                       17,196
 9/1/2007              20,532                       18,722
10/1/2007              22,331                       20,002
11/1/2007              20,860                       18,395
12/1/2007              20,507                       18,142
 1/1/2008              18,448                       15,711
 2/1/2008              19,017                       16,644
 3/1/2008              18,095                       15,594
 4/1/2008              19,363                       16,637
 5/1/2008              20,210                       16,817
 6/1/2008              18,225                       14,935
 7/1/2008              17,155                       14,249
 8/1/2008              15,955                       13,091
 9/1/2008              13,216                       10,536
10/1/2008               8,825                        6,814
11/1/2008               7,978                        6,071
12/1/2008               8,850                        6,776
 1/1/2009               7,761                        6,030
 2/1/2009               7,335                        5,655
 3/1/2009               8,472                        6,466
 4/1/2009               9,740                        7,623
 5/1/2009              12,257                        9,451
 6/1/2009              12,356                        9,717
 7/1/2009              14,143                       11,121
 8/1/2009              14,787                       11,692
 9/1/2009              15,943                       12,671
10/1/2009              16,302                       12,975
11/1/2009              17,062                       13,348
12/1/2009              17,514                       13,882
 1/1/2010              16,568                       12,994
 2/1/2010              16,865                       13,157
 3/1/2010              18,256                       14,241
 4/1/2010              18,510                       14,639
 5/1/2010              15,949                       12,429
 6/1/2010              15,758                       12,358
 7/1/2010              17,508                       13,615
 8/1/2010              17,489                       13,585
 9/1/2010              20,142                       15,625
10/1/2010              21,014                       16,318
11/1/2010              20,736                       16,100
12/1/2010              22,771                       17,725
 1/1/2011              22,288                       17,210
 2/1/2011              22,430                       17,304
 3/1/2011              22,907                       17,835
 4/1/2011              23,884                       18,557
 5/1/2011              23,179                       18,132
 6/1/2011              22,400                       17,487
 7/1/2011              22,771                       17,745
 8/1/2011              21,187                       16,511
 9/1/2011              17,236                       13,509
10/1/2011              19,932                       15,722
11/1/2011              19,400                       14,650
12/1/2011              18,268                       14,180
 1/1/2012              20,161                       15,653
 2/1/2012              21,682                       16,870
 3/1/2012              21,373                       16,342
 4/1/2012              21,286                       16,430
 5/1/2012              18,633                       14,297
 6/1/2012              19,029                       14,497
 7/1/2012              19,314                       14,974
 8/1/2012              19,963                       15,213
 9/1/2012              20,952                       16,023
10/1/2012              21,422                       16,353
11/1/2012              21,732                       16,514
12/1/2012              22,752                       16,929
 1/1/2013              23,896                       17,826
 2/1/2013              24,001                       18,038
 3/1/2013              24,106                       18,083
 4/1/2013              23,711                       17,940
 5/1/2013              21,954                       16,619
 6/1/2013              20,402                       15,198
 7/1/2013              21,410                       15,806
 8/1/2013              21,583                       15,942
 9/1/2013              23,098                       17,169
10/1/2013              23,760                       17,470
11/1/2013              22,938                       16,732
12/1/2013              23,222                       16,811
 1/1/2014              22,127                       16,033
 2/1/2014              23,408                       16,895
 3/1/2014              23,754                       17,207
 4/1/2014              23,816                       17,320
 5/1/2014              23,840                       17,461
 6/1/2014              24,026                       17,556
 7/1/2014              24,533                       17,938
 8/1/2014              24,917                       18,076
 9/1/2014              22,622                       16,415
10/1/2014              22,950                       16,609
11/1/2014              22,047                       16,082
12/1/2014              21,410                       15,679
 1/1/2015              20,903                       15,370
 2/1/2015              21,923                       16,116
 3/1/2015              21,620                       15,826
 4/1/2015              23,370                       16,734
 5/1/2015              23,630                       16,652
 6/1/2015              21,967                       15,454
 7/1/2015              20,897                       14,756
 8/1/2015              19,116                       13,380                  Past performance is not predictive of
 9/1/2015              18,844                       13,104                  future performance.
10/1/2015              20,235                       14,172                  The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual         One          Five         Ten              would pay on fund distributions or the
          Total Return           Year         Years       Years             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -11.83%       -0.75%      7.30%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                 [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
10/1/2005               $10,000                 $10,000
11/1/2005                10,434                  10,499
12/1/2005                10,893                  10,953
 1/1/2006                11,746                  11,845
 2/1/2006                11,907                  12,030
 3/1/2006                12,104                  12,274
 4/1/2006                12,715                  12,923
 5/1/2006                12,458                  12,637
 6/1/2006                12,454                  12,529
 7/1/2006                12,542                  12,432
 8/1/2006                13,069                  12,879
 9/1/2006                13,451                  13,257
10/1/2006                14,216                  14,016
11/1/2006                15,109                  14,924
12/1/2006                15,933                  15,625
 1/1/2007                16,046                  15,588
 2/1/2007                16,042                  15,637
 3/1/2007                16,798                  16,284
 4/1/2007                17,377                  17,092
 5/1/2007                17,611                  17,202
 6/1/2007                16,967                  16,701
 7/1/2007                16,879                  16,607
 8/1/2007                16,782                  15,998
 9/1/2007                16,203                  15,092
10/1/2007                17,498                  16,750
11/1/2007                15,475                  14,812
12/1/2007                14,658                  14,068
 1/1/2008                13,673                  12,936
 2/1/2008                13,874                  13,375
 3/1/2008                13,821                  13,206
 4/1/2008                14,055                  13,452
 5/1/2008                14,095                  13,516
 6/1/2008                12,973                  12,592
 7/1/2008                12,518                  12,089
 8/1/2008                12,317                  11,773
 9/1/2008                10,414                   9,608
10/1/2008                 7,619                   6,942
11/1/2008                 7,080                   6,298
12/1/2008                 6,923                   6,139
 1/1/2009                 6,754                   6,105
 2/1/2009                 6,476                   5,902
 3/1/2009                 6,758                   6,245
 4/1/2009                 8,174                   7,679
 5/1/2009                 9,010                   8,490
 6/1/2009                 9,055                   8,550
 7/1/2009                 9,839                   9,337
 8/1/2009                10,607                  10,237
 9/1/2009                10,917                  10,474
10/1/2009                10,933                  10,489
11/1/2009                10,901                  10,380
12/1/2009                11,130                  10,636
 1/1/2010                11,022                  10,587
 2/1/2010                10,644                  10,112
 3/1/2010                11,537                  11,004
 4/1/2010                11,963                  11,443
 5/1/2010                10,611                  10,068
 6/1/2010                10,813                  10,111
 7/1/2010                12,273                  11,327
 8/1/2010                11,822                  11,020
 9/1/2010                13,085                  12,234
10/1/2010                13,769                  12,755
11/1/2010                13,093                  12,224
12/1/2010                14,433                  13,503
 1/1/2011                14,642                  13,634
 2/1/2011                15,084                  13,993
 3/1/2011                14,807                  13,752
 4/1/2011                16,118                  15,012
 5/1/2011                16,022                  14,822
 6/1/2011                15,511                  14,323
 7/1/2011                15,410                  14,283
 8/1/2011                13,874                  12,826
 9/1/2011                12,474                  11,474
10/1/2011                13,797                  12,727
11/1/2011                13,379                  12,233
12/1/2011                12,965                  11,825
 1/1/2012                14,111                  13,025
 2/1/2012                15,261                  14,235
 3/1/2012                15,595                  14,281
 4/1/2012                15,865                  14,524
 5/1/2012                14,079                  12,725
 6/1/2012                14,771                  13,331
 7/1/2012                15,020                  13,573
 8/1/2012                15,845                  14,292
 9/1/2012                16,661                  15,055
10/1/2012                17,027                  15,366
11/1/2012                17,136                  15,372
12/1/2012                18,081                  16,079
 1/1/2013                18,403                  16,502
 2/1/2013                18,572                  16,595
 3/1/2013                19,127                  17,042
 4/1/2013                19,614                  17,468
 5/1/2013                19,799                  17,704
 6/1/2013                19,364                  17,066
 7/1/2013                21,006                  18,487
 8/1/2013                21,158                  18,740
 9/1/2013                22,591                  20,147
10/1/2013                23,399                  20,856
11/1/2013                23,934                  21,347
12/1/2013                25,257                  22,378
 1/1/2014                24,662                  21,902
 2/1/2014                26,879                  24,027
 3/1/2014                26,054                  23,160
 4/1/2014                25,628                  22,606
 5/1/2014                25,607                  22,649
 6/1/2014                25,587                  22,596
 7/1/2014                24,795                  21,957
 8/1/2014                25,173                  22,188
 9/1/2014                23,737                  20,886
10/1/2014                23,685                  20,753
11/1/2014                23,504                  20,760
12/1/2014                23,886                  21,101
 1/1/2015                23,351                  20,526
 2/1/2015                25,547                  22,554
 3/1/2015                24,224                  21,516
 4/1/2015                25,752                  22,896
 5/1/2015                27,051                  23,946
 6/1/2015                26,983                  23,976
 7/1/2015                27,039                  24,147
 8/1/2015                25,905                  23,197             Past performance is not predictive of
 9/1/2015                25,125                  22,342             future performance.
10/1/2015                26,042                  23,331             The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         Average Annual       One       Five        Ten             would pay on fund distributions or the
         Total Return         Year      Years      Years            redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2015, all
                              9.95%     13.59%     10.04%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
10/1/2005               $10,000                        $10,000
11/1/2005                10,037                         10,128
12/1/2005                10,557                         10,714
 1/1/2006                11,570                         11,910
 2/1/2006                11,905                         12,246
 3/1/2006                12,675                         13,037
 4/1/2006                13,549                         13,961
 5/1/2006                12,899                         13,244
 6/1/2006                12,659                         12,942
 7/1/2006                12,632                         12,800
 8/1/2006                12,967                         13,101
 9/1/2006                13,143                         13,239
10/1/2006                13,804                         13,946
11/1/2006                14,765                         14,922
12/1/2006                15,469                         15,626
 1/1/2007                16,187                         16,127
 2/1/2007                16,214                         16,196
 3/1/2007                17,162                         17,057
 4/1/2007                18,067                         18,089
 5/1/2007                18,418                         18,405
 6/1/2007                18,218                         18,229
 7/1/2007                18,119                         18,095
 8/1/2007                17,476                         17,276
 9/1/2007                17,867                         17,620
10/1/2007                18,729                         18,675
11/1/2007                17,347                         17,338
12/1/2007                17,014                         16,987
 1/1/2008                15,396                         14,942
 2/1/2008                16,057                         15,845
 3/1/2008                16,568                         16,168
 4/1/2008                16,768                         16,444
 5/1/2008                17,091                         16,700
 6/1/2008                15,651                         15,157
 7/1/2008                14,823                         14,296
 8/1/2008                14,420                         13,906
 9/1/2008                11,911                         11,027
 0/1/2008                 8,732                          7,924
 1/1/2008                 8,052                          7,267
 2/1/2008                 8,892                          7,939
 1/1/2009                 7,882                          7,226
 2/1/2009                 7,202                          6,590
 3/1/2009                 7,725                          7,099
 4/1/2009                 8,990                          8,577
 5/1/2009                10,292                          9,857
 6/1/2009                10,166                          9,731
 7/1/2009                10,976                         10,604
 8/1/2009                11,896                         11,693
 9/1/2009                12,915                         12,813
 0/1/2009                12,555                         12,464
11/1/2009                12,936                         12,720
12/1/2009                12,896                         12,777
 1/1/2010                12,684                         12,607
 2/1/2010                12,416                         12,248
 3/1/2010                13,339                         13,242
 4/1/2010                13,213                         13,158
 5/1/2010                11,336                         11,122
 6/1/2010                11,265                         10,956
 7/1/2010                12,613                         12,269
 8/1/2010                12,038                         11,686
 9/1/2010                13,693                         13,489
 0/1/2010                14,484                         14,354
11/1/2010                13,361                         13,267
12/1/2010                15,094                         15,124
 1/1/2011                15,525                         15,466
 2/1/2011                15,793                         15,728
 3/1/2011                16,325                         16,259
 4/1/2011                17,430                         17,395
 5/1/2011                16,842                         16,731
 6/1/2011                16,300                         16,191
 7/1/2011                15,380                         15,209
 8/1/2011                13,801                         13,620
 9/1/2011                11,724                         11,574
10/1/2011                12,927                         12,842
11/1/2011                12,074                         11,838
12/1/2011                11,600                         11,436
 1/1/2012                12,705                         12,570
 2/1/2012                13,521                         13,535
 3/1/2012                13,546                         13,425
 4/1/2012                13,232                         13,201
 5/1/2012                11,425                         11,391
 6/1/2012                11,927                         11,952
 7/1/2012                11,807                         11,910
 8/1/2012                12,345                         12,429
 9/1/2012                12,998                         13,098
10/1/2012                13,223                         13,324
11/1/2012                13,401                         13,528
12/1/2012                14,211                         14,258
 1/1/2013                15,288                         15,419
 2/1/2013                15,137                         15,371
 3/1/2013                14,798                         14,976
 4/1/2013                15,408                         15,558
 5/1/2013                15,694                         15,911
 6/1/2013                15,177                         15,203
 7/1/2013                16,500                         16,586
 8/1/2013                16,522                         16,555
 9/1/2013                17,969                         17,970
10/1/2013                18,997                         19,052
11/1/2013                19,341                         19,391
12/1/2013                19,886                         19,894
 1/1/2014                19,763                         19,730
 2/1/2014                21,502                         21,454
 3/1/2014                21,613                         21,472
 4/1/2014                21,825                         21,562
 5/1/2014                21,914                         21,804
 6/1/2014                21,724                         21,591
 7/1/2014                20,456                         20,318
 8/1/2014                20,212                         20,154
 9/1/2014                19,135                         19,044
10/1/2014                18,569                         18,422
11/1/2014                19,015                         18,962
12/1/2014                18,412                         18,509
 1/1/2015                18,538                         18,552
 2/1/2015                19,818                         19,921
 3/1/2015                19,723                         19,719
 4/1/2015                20,779                         20,774
 5/1/2015                20,803                         20,637
 6/1/2015                20,369                         20,148
 7/1/2015                20,942                         20,896
 8/1/2015                20,160                         20,088
 9/1/2015                19,449                         19,409             Past performance is not predictive of
10/1/2015                20,391                         20,519             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.81%       7.08%       7.38%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
April 2, 2007-October 31, 2015

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813             Past performance is not predictive of
 9/1/2015                   7,770                          8,286             future performance.
10/1/2015                   8,280                          8,732             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
         Average Annual        One         Five          Since               would pay on fund distributions or the
         Total Return          Year        Years       Inception             redemption of fund shares.
         -------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                              -25.00%      -5.71%       -2.18%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,723                     10,827
12/1/2005                     11,345                     11,467
 1/1/2006                     12,432                     12,748
 2/1/2006                     12,397                     12,733
 3/1/2006                     12,565                     12,845
 4/1/2006                     13,320                     13,760
 5/1/2006                     11,784                     12,318
 6/1/2006                     11,771                     12,288
 7/1/2006                     11,988                     12,461
 8/1/2006                     12,366                     12,779
 9/1/2006                     12,539                     12,885
10/1/2006                     13,289                     13,497
11/1/2006                     14,141                     14,500
12/1/2006                     14,714                     15,153
 1/1/2007                     14,931                     14,993
 2/1/2007                     14,705                     14,904
 3/1/2007                     15,375                     15,496
 4/1/2007                     16,360                     16,231
 5/1/2007                     17,457                     17,019
 6/1/2007                     17,745                     17,816
 7/1/2007                     18,176                     18,756
 8/1/2007                     17,865                     18,358
 9/1/2007                     19,441                     20,385
10/1/2007                     21,576                     22,659
11/1/2007                     20,169                     21,052
12/1/2007                     20,098                     21,126
 1/1/2008                     18,349                     18,490
 2/1/2008                     18,935                     19,855
 3/1/2008                     18,349                     18,804
 4/1/2008                     19,663                     20,330
 5/1/2008                     19,778                     20,707
 6/1/2008                     17,750                     18,641
 7/1/2008                     17,519                     17,938
 8/1/2008                     16,480                     16,506
 9/1/2008                     14,190                     13,617
10/1/2008                     10,453                      9,890
11/1/2008                      9,507                      9,146
12/1/2008                     10,253                      9,859
 1/1/2009                      9,467                      9,222
 2/1/2009                      8,855                      8,702
 3/1/2009                     10,133                      9,953
 4/1/2009                     11,638                     11,609
 5/1/2009                     13,622                     13,593
 6/1/2009                     13,506                     13,409
 7/1/2009                     15,055                     14,917
 8/1/2009                     15,109                     14,864
 9/1/2009                     16,445                     16,213
10/1/2009                     16,103                     16,233
11/1/2009                     17,066                     16,930
12/1/2009                     17,683                     17,599
 1/1/2010                     16,720                     16,618
 2/1/2010                     16,924                     16,676
 3/1/2010                     18,344                     18,022
 4/1/2010                     18,455                     18,241
 5/1/2010                     16,742                     16,636
 6/1/2010                     16,769                     16,514
 7/1/2010                     18,247                     17,889
 8/1/2010                     17,825                     17,542
 9/1/2010                     19,854                     19,491
10/1/2010                     20,457                     20,057
11/1/2010                     20,000                     19,528
12/1/2010                     21,629                     20,921
 1/1/2011                     21,070                     20,354
 2/1/2011                     20,923                     20,164
 3/1/2011                     22,091                     21,349
 4/1/2011                     22,863                     22,012
 5/1/2011                     22,233                     21,434
 6/1/2011                     21,971                     21,104
 7/1/2011                     21,802                     21,011
 8/1/2011                     20,040                     19,133
 9/1/2011                     17,008                     16,344
10/1/2011                     19,139                     18,508
11/1/2011                     18,478                     17,275
12/1/2011                     17,941                     17,067
 1/1/2012                     19,862                     19,003
 2/1/2012                     20,941                     20,141
 3/1/2012                     20,399                     19,468
 4/1/2012                     20,036                     19,236
 5/1/2012                     17,878                     17,079
 6/1/2012                     18,766                     17,738
 7/1/2012                     18,917                     18,084
 8/1/2012                     19,046                     18,024
 9/1/2012                     20,111                     19,111
10/1/2012                     20,009                     18,995
11/1/2012                     20,271                     19,236
12/1/2012                     21,460                     20,177
 1/1/2013                     21,571                     20,455
 2/1/2013                     21,323                     20,198
 3/1/2013                     21,021                     19,850
 4/1/2013                     21,261                     20,000
 5/1/2013                     20,573                     19,487
 6/1/2013                     19,281                     18,246
 7/1/2013                     19,565                     18,437
 8/1/2013                     19,108                     18,120
 9/1/2013                     20,470                     19,298
10/1/2013                     21,407                     20,236
11/1/2013                     21,087                     19,940
12/1/2013                     20,874                     19,652
 1/1/2014                     19,427                     18,376
 2/1/2014                     20,133                     18,984
 3/1/2014                     20,843                     19,567
 4/1/2014                     20,968                     19,633
 5/1/2014                     21,682                     20,318
 6/1/2014                     22,286                     20,858
 7/1/2014                     22,552                     21,261
 8/1/2014                     23,258                     21,740
 9/1/2014                     21,549                     20,129
10/1/2014                     21,780                     20,366
11/1/2014                     21,571                     20,151
12/1/2014                     20,599                     19,222
 1/1/2015                     20,737                     19,337
 2/1/2015                     21,372                     19,936
 3/1/2015                     20,928                     19,652
 4/1/2015                     22,330                     21,164
 5/1/2015                     21,434                     20,316
 6/1/2015                     20,919                     19,789
 7/1/2015                     19,578                     18,417
 8/1/2015                     17,963                     16,751              Past performance is not predictive of
 9/1/2015                     17,483                     16,247              future performance.
10/1/2015                     18,544                     17,406              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.86%       -1.94%       6.37%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                             CHART


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2005          $10,000                     $10,000
11/1/2005           10,714                      10,827
12/1/2005           11,419                      11,467
 1/1/2006           12,529                      12,748
 2/1/2006           12,669                      12,733
 3/1/2006           12,898                      12,845
 4/1/2006           13,957                      13,760
 5/1/2006           12,492                      12,318
 6/1/2006           11,946                      12,288
 7/1/2006           12,221                      12,461
 8/1/2006           12,650                      12,779
 9/1/2006           13,010                      12,885
10/1/2006           13,994                      13,497
11/1/2006           15,058                      14,500
12/1/2006           15,754                      15,153
 1/1/2007           16,066                      14,993
 2/1/2007           16,202                      14,904
 3/1/2007           16,934                      15,496
 4/1/2007           18,231                      16,231
 5/1/2007           19,687                      17,019
 6/1/2007           20,280                      17,816
 7/1/2007           21,274                      18,756
 8/1/2007           20,397                      18,358
 9/1/2007           21,801                      20,385
10/1/2007           23,453                      22,659
11/1/2007           21,582                      21,052
12/1/2007           21,834                      21,126
 1/1/2008           19,216                      18,490
 2/1/2008           19,771                      19,855
 3/1/2008           18,852                      18,804
 4/1/2008           20,000                      20,330
 5/1/2008           19,888                      20,707
 6/1/2008           17,597                      18,641
 7/1/2008           17,331                      17,938
 8/1/2008           16,286                      16,506
 9/1/2008           13,355                      13,617
10/1/2008            9,309                       9,890
11/1/2008            8,745                       9,146
12/1/2008            9,986                       9,859
 1/1/2009            9,225                       9,222
 2/1/2009            8,661                       8,702
 3/1/2009            9,855                       9,953
 4/1/2009           11,853                      11,609
 5/1/2009           14,545                      13,593
 6/1/2009           14,475                      13,409
 7/1/2009           16,328                      14,917
 8/1/2009           16,524                      14,864
 9/1/2009           17,905                      16,213
10/1/2009           17,891                      16,233
11/1/2009           18,955                      16,930
12/1/2009           20,000                      17,599
 1/1/2010           19,123                      16,618
 2/1/2010           19,454                      16,676
 3/1/2010           21,120                      18,022
 4/1/2010           21,470                      18,241
 5/1/2010           19,319                      16,636
 6/1/2010           19,837                      16,514
 7/1/2010           21,666                      17,889
 8/1/2010           21,773                      17,542
 9/1/2010           24,424                      19,491
10/1/2010           25,399                      20,057
11/1/2010           24,722                      19,528
12/1/2010           26,146                      20,921
 1/1/2011           25,049                      20,354
 2/1/2011           24,321                      20,164
 3/1/2011           25,679                      21,349
 4/1/2011           27,037                      22,012
 5/1/2011           26,435                      21,434
 6/1/2011           26,430                      21,104
 7/1/2011           26,734                      21,011
 8/1/2011           24,204                      19,133
 9/1/2011           19,907                      16,344
10/1/2011           22,114                      18,508
11/1/2011           21,045                      17,275
12/1/2011           20,485                      17,067
 1/1/2012           22,804                      19,003
 2/1/2012           24,676                      20,141
 3/1/2012           24,050                      19,468
 4/1/2012           23,476                      19,236
 5/1/2012           21,339                      17,079
 6/1/2012           22,156                      17,738
 7/1/2012           21,895                      18,084
 8/1/2012           22,469                      18,024
 9/1/2012           23,784                      19,111
10/1/2012           23,705                      18,995
11/1/2012           24,125                      19,236
12/1/2012           25,618                      20,177
 1/1/2013           26,099                      20,455
 2/1/2013           26,374                      20,198
 3/1/2013           26,262                      19,850
 4/1/2013           26,799                      20,000
 5/1/2013           26,430                      19,487
 6/1/2013           24,144                      18,246
 7/1/2013           24,265                      18,437
 8/1/2013           23,262                      18,120
 9/1/2013           24,970                      19,298
10/1/2013           25,936                      20,236
11/1/2013           25,576                      19,940
12/1/2013           25,376                      19,652
 1/1/2014           24,298                      18,376
 2/1/2014           25,390                      18,984
 3/1/2014           26,267                      19,567
 4/1/2014           26,486                      19,633
 5/1/2014           27,396                      20,318
 6/1/2014           28,115                      20,858
 7/1/2014           28,185                      21,261
 8/1/2014           29,062                      21,740
 9/1/2014           27,629                      20,129
10/1/2014           27,387                      20,366
11/1/2014           27,088                      20,151
12/1/2014           26,262                      19,222
 1/1/2015           26,692                      19,337
 2/1/2015           27,382                      19,936
 3/1/2015           27,182                      19,652
 4/1/2015           29,123                      21,164
 5/1/2015           28,731                      20,316
 6/1/2015           27,755                      19,789
 7/1/2015           26,062                      18,417
 8/1/2015           23,518                      16,751           Past performance is not predictive of
 9/1/2015           23,486                      16,247           future performance.
10/1/2015           24,806                      17,406           The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five        Ten           would pay on fund distributions or the
        Total Return         Year      Years      Years          redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2015, all
                            -9.42%     -0.47%     9.51%          rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index ....................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks) .... 0.34%
              Russell 1000(R) Index (large-cap stocks) .... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's relative performance as the largest market cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.04% for the Series and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Series had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Series' relative performance also benefited from the exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -11.83% for the Series and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' exclusion of small low profitability securities benefited relative performance as these securities underperformed. The Series' holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Series' relative performance.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series is designed to capture the returns of U.K. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.95% for the Series and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Series diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts (REITs) detracted from the Series' relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Series' relative underperformance. For instance, the Series had a lower allocation to financials, which outperformed and detracted from the Series' relative performance, and a higher allocation to industrials, which underperformed and detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small-cap stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.81% for the Series and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Series' relative performance as the Series' financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series is designed to capture the returns of Canadian small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -25.00% for the Series and -24.73% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market. The Series had a greater allocation to micro-cap securities than the Index, which detracted from the Series relative performance as micro-caps underperformed other small-cap securities. The Series held a higher weighting in energy companies, which underperformed, detracting from the Series' relative performance. The Series' exclusion of real estate investment trusts (REITs) also detracted from the Series' relative performance as REITs outperformed the Index total return. The Series' underperformance was partially offset by the exclusion of small low profitability growth securities, which underperformed during the period.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -14.86% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative underperformance was driven primarily by country allocation differences between the Series and the Index. The Series' lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Series' relative performance. This was partially offset by the Series' greater allocation to Taiwan, which also generally outperformed.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series is designed to capture the returns of small-cap stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -9.42% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Series' greater exposure to small-caps benefited the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/15  10/31/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $  975.90    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  893.80    0.22%    $1.05
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,014.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  865.80    0.13%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,011.20    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $  981.30    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  781.10    0.12%    $0.54
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $  830.50    0.16%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.40    0.16%    $0.82

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  851.80    0.26%    $1.21
Hypothetical 5% Annual Return........... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   5.2%
Energy.......................................  16.1%
Financials...................................  21.5%
Health Care..................................  11.8%
Industrials..................................  12.3%
Information Technology.......................  10.8%
Materials....................................   3.3%
Other........................................    --
Telecommunication Services...................   4.7%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................  12.4%
Consumer Staples.............................   3.7%
Energy.......................................  14.4%
Financials...................................  34.7%
Health Care..................................   0.9%
Industrials..................................  10.4%
Information Technology.......................   3.3%
Materials....................................  11.8%
Other........................................    --
Telecommunication Services...................   5.9%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         The Japanese Small Company Series
Consumer Discretionary.......................  20.3%
Consumer Staples.............................   9.2%
Energy.......................................   1.0%
Financials...................................  12.1%
Health Care..................................   4.9%
Industrials..................................  28.7%
Information Technology.......................  11.4%
Materials....................................  11.7%
Telecommunication Services...................   0.1%
Utilities....................................   0.6%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       The Asia Pacific Small Company Series
Consumer Discretionary.......................  28.7%
Consumer Staples.............................   5.5%
Energy.......................................   2.8%
Financials...................................  16.1%
Health Care..................................   7.6%
Industrials..................................  16.6%
Information Technology.......................   5.3%
Materials....................................  11.1%
Other........................................    --
Telecommunication Services...................   3.3%
Utilities....................................   3.0%
                                              -----
                                              100.0%

      The United Kingdom Small Company Series
Consumer Discretionary.......................  28.0%
Consumer Staples.............................   5.4%
Energy.......................................   4.1%
Financials...................................  15.6%
Health Care..................................   2.9%
Industrials..................................  24.0%
Information Technology.......................   8.5%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   2.1%
Utilities....................................   1.8%
                                              -----
                                              100.0%

       The Continental Small Company Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  17.6%
Health Care..................................   9.8%
Industrials..................................  27.0%
Information Technology.......................   8.8%
Materials....................................   9.4%
Other........................................    --
Telecommunication Services...................   2.0%
Utilities....................................   2.3%
                                              -----
                                              100.0%

         The Canadian Small Company Series
Consumer Discretionary.......................  12.2%
Consumer Staples.............................   4.6%
Energy.......................................  20.6%
Financials...................................   9.2%
Health Care..................................   1.6%
Industrials..................................  14.9%
Information Technology.......................   5.5%
Materials....................................  23.3%
Telecommunication Services...................   0.6%
Utilities....................................   7.5%
                                              -----
                                              100.0%

            The Emerging Markets Series
Consumer Discretionary.......................  10.0%
Consumer Staples.............................   9.5%
Energy.......................................   6.6%
Financials...................................  26.3%
Health Care..................................   3.2%
Industrials..................................   8.1%
Information Technology.......................  18.6%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   6.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

       The Emerging Markets Small Cap Series
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   9.7%
Energy.......................................   1.9%
Financials...................................  15.8%
Health Care..................................   6.4%
Industrials..................................  16.5%
Information Technology.......................  14.8%
Materials....................................  12.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   1.1%
Utilities....................................   4.6%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----
Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----
Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----
Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,268,522 $   165,897,307            0.9%
      Other Securities...................................                411,377,957            2.1%
                                                                     ---------------          ------
Total Health Care........................................              2,257,242,536           11.8%
                                                                     ---------------          ------
Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618     145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------
Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------
Materials -- (3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,076,197)...............................              $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
Rights/Warrants...............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------            ----

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------            ----

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------            ----

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------            ----
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------            ----

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------            ----
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------            ----

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------            ----

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------            ----

  ISRAEL -- (0.4%)
      Other Securities.................             35,459,088            0.4%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146 $   69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------           -----

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------           -----
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------           -----
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%
    Zurich Insurance Group AG...............    343,651     90,689,469            1.0%
    Other Securities........................               316,311,917            3.4%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               822,016,885            8.9%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338 $   72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,600,064,667)............................              $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.4%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 11,185,037            0.4%
    Calsonic Kansei Corp........................ 1,015,000    8,089,220            0.3%
    Nifco, Inc..................................   287,200   11,071,328            0.4%
    Wacoal Holdings Corp........................   675,000    8,470,224            0.3%
    Other Securities............................            492,737,107           18.8%
                                                           ------------           -----
Total Consumer Discretionary....................            531,552,916           20.2%
                                                           ------------           -----
Consumer Staples -- (8.4%)
    Nichirei Corp............................... 1,501,000    9,763,287            0.4%
    Sapporo Holdings, Ltd....................... 1,981,000    8,164,430            0.3%
    Takara Holdings, Inc........................   980,300    7,041,270            0.3%
#   UNY Group Holdings Co., Ltd................. 1,468,300    8,117,716            0.3%
    Other Securities............................            209,088,023            7.9%
                                                           ------------           -----
Total Consumer Staples..........................            242,174,726            9.2%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,382,203            0.9%
                                                           ------------           -----
Financials -- (11.0%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    9,051,406            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,630,038            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    8,930,735            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    7,124,460            0.3%
#*  Kyushu Financial Group, Inc................. 2,191,820   16,855,962            0.6%
*   Leopalace21 Corp............................ 1,960,700   10,446,456            0.4%
    Musashino Bank, Ltd. (The)..................   198,700    7,559,611            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,763,381            0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)............. 1,955,000    7,617,921            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    8,843,998            0.3%
#   Shiga Bank, Ltd. (The)...................... 1,328,000    7,097,991            0.3%
    Other Securities............................            218,221,945            8.3%
                                                           ------------           -----
Total Financials................................            317,143,904           12.0%
                                                           ------------           -----
Health Care -- (4.4%)
    Asahi Intecc Co., Ltd.......................   246,000    9,502,389            0.4%
    Nichi-iko Pharmaceutical Co., Ltd...........   264,250    7,334,079            0.3%
    Nipro Corp..................................   702,100    7,870,821            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,236,034            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,116,998            0.3%
#   Tsumura & Co................................   348,700    8,402,296            0.3%
    Other Securities............................             79,819,292            3.0%
                                                           ------------           -----
Total Health Care...............................            128,281,909            4.9%
                                                           ------------           -----
Industrials -- (25.9%)
    Daifuku Co., Ltd............................   579,400    8,575,019            0.3%
    Fujikura, Ltd............................... 1,984,000   10,197,595            0.4%
    Furukawa Electric Co., Ltd.................. 4,806,000    8,795,085            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,413,614            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,034,679            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,865,398            0.3%
    Nihon M&A Center, Inc.......................   198,100    8,171,293            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,852,000    9,576,171            0.4%
    Nishimatsu Construction Co., Ltd............ 1,803,000    7,157,647            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Nisshinbo Holdings, Inc............    903,000 $   12,263,296            0.5%
#     OSG Corp...........................    444,300      8,357,354            0.3%
      Penta-Ocean Construction Co., Ltd..  1,684,400      7,649,195            0.3%
      Pilot Corp.........................    188,800      7,993,821            0.3%
      Sankyu, Inc........................  1,540,000      8,675,182            0.3%
      Sanwa Holdings Corp................  1,232,600      9,970,181            0.4%
      Other Securities...................               620,295,391           23.5%
                                                     --------------          ------
Total Industrials........................               749,990,921           28.5%
                                                     --------------          ------
Information Technology -- (10.3%)
#     Horiba, Ltd........................    212,650      8,367,458            0.3%
      IT Holdings Corp...................    505,101     12,486,557            0.5%
      Oki Electric Industry Co., Ltd.....  4,751,000      8,018,926            0.3%
#     Taiyo Yuden Co., Ltd...............    642,700      9,049,909            0.4%
      Other Securities...................               261,448,961            9.9%
                                                     --------------          ------
Total Information Technology.............               299,371,811           11.4%
                                                     --------------          ------
Materials -- (10.6%)
      ADEKA Corp.........................    523,000      7,685,910            0.3%
      Denka Co., Ltd.....................  1,753,000      8,134,823            0.3%
      Lintec Corp........................    303,800      7,116,523            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000     10,219,547            0.4%
      Toyobo Co., Ltd....................  5,776,000      8,466,741            0.3%
      Ube Industries, Ltd................  5,257,000     11,038,445            0.4%
      Other Securities...................               252,728,193            9.6%
                                                     --------------          ------
Total Materials..........................               305,390,182           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities...................                 1,411,756            0.1%
                                                     --------------          ------
Utilities -- (0.5%)
      Other Securities...................                15,060,469            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,615,760,797           99.4%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..... 23,923,381    276,793,521           10.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,682,924,757)................              $2,892,554,318          109.9%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......          -- $  531,552,916   --    $  531,552,916
  Consumer Staples............          --    242,174,726   --       242,174,726
  Energy......................          --     25,382,203   --        25,382,203
  Financials.................. $16,855,962    300,287,942   --       317,143,904
  Health Care.................          --    128,281,909   --       128,281,909
  Industrials.................     160,255    749,830,666   --       749,990,921
  Information Technology......          --    299,371,811   --       299,371,811
  Materials...................          --    305,390,182   --       305,390,182
  Telecommunication Services..          --      1,411,756   --         1,411,756
  Utilities...................          --     15,060,469   --        15,060,469
Securities Lending Collateral.          --    276,793,521   --       276,793,521
                               ----------- --------------   --    --------------
TOTAL......................... $17,016,217 $2,875,538,101   --    $2,892,554,318
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd................  3,668,074 $ 10,895,362            0.9%
    Ansell, Ltd...........................    528,919    7,526,506            0.6%
    Aristocrat Leisure, Ltd...............  2,730,539   18,024,062            1.5%
#   Blackmores, Ltd.......................     81,784    9,736,025            0.8%
    BlueScope Steel, Ltd..................  2,315,186    7,296,478            0.6%
#   carsales.com, Ltd.....................  1,702,940   11,841,536            1.0%
    CSR, Ltd..............................  3,350,138    6,558,528            0.5%
    Domino's Pizza Enterprises, Ltd.......    286,872    9,487,341            0.8%
    Downer EDI, Ltd.......................  2,910,872    7,314,747            0.6%
    DuluxGroup, Ltd.......................  3,101,823   12,968,193            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,207,176            1.2%
    Fairfax Media, Ltd.................... 14,257,034    9,535,328            0.8%
    GrainCorp, Ltd. Class A...............  1,251,687    8,024,096            0.7%
#   InvoCare, Ltd.........................    901,024    7,092,641            0.6%
#   IOOF Holdings, Ltd....................  1,900,338   12,575,892            1.0%
#   IRESS, Ltd............................  1,073,207    7,147,613            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   10,638,353            0.9%
#   M2 Group, Ltd.........................  1,294,182    9,057,218            0.7%
    Magellan Financial Group, Ltd.........    466,192    7,424,460            0.6%
#   nib holdings, Ltd.....................  2,713,689    6,957,146            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    9,379,703            0.8%
    Nufarm, Ltd...........................  1,141,199    6,760,389            0.6%
    OZ Minerals, Ltd......................  2,198,276    6,746,035            0.6%
#   Perpetual, Ltd........................    356,426   11,333,090            0.9%
#   Primary Health Care, Ltd..............  3,292,878    8,651,241            0.7%
    Qantas Airways, Ltd...................  3,453,909    9,728,779            0.8%
#   Sims Metal Management, Ltd............  1,382,214    9,617,546            0.8%
    Sirtex Medical, Ltd...................    412,322   11,111,408            0.9%
#   Spark Infrastructure Group............ 10,385,907   15,315,541            1.3%
#   Super Retail Group, Ltd...............  1,280,749    8,747,020            0.7%
    Tabcorp Holdings, Ltd.................  3,586,818   11,987,416            1.0%
#   Vocus Communications, Ltd.............  1,634,058    7,551,430            0.6%
    Other Securities......................             303,631,752           24.4%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             615,870,051           50.2%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,340,267            0.1%
                                                      ------------           -----

HONG KONG -- (23.1%)
#   Cafe de Coral Holdings, Ltd...........  1,938,000    6,555,133            0.5%
#   Dah Sing Banking Group, Ltd...........  3,457,116    6,551,159            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    6,646,674            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   15,382,852            1.3%
    Hopewell Holdings, Ltd................  2,920,000   10,536,375            0.9%
#*  Kingston Financial Group, Ltd......... 19,023,000    7,513,039            0.6%
#   Luk Fook Holdings International, Ltd..  2,862,000    7,364,606            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    6,505,575            0.5%
    Pacific Textiles Holdings, Ltd........  4,820,000    6,868,128            0.6%
    Vitasoy International Holdings, Ltd...  4,703,000    7,807,201            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000    8,455,001            0.7%
    Other Securities......................             257,861,931           20.9%
                                                      ------------           -----
TOTAL HONG KONG...........................             348,047,674           28.3%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.5%)
      Air New Zealand, Ltd...................  3,693,701 $    7,265,664            0.6%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     22,103,908            1.8%
      Infratil, Ltd..........................  3,201,309      6,723,662            0.6%
#     Ryman Healthcare, Ltd..................  2,338,582     12,477,577            1.0%
#     SKY Network Television, Ltd............  2,080,268      6,386,562            0.5%
      SKYCITY Entertainment Group, Ltd.......  4,473,046     12,134,063            1.0%
      Other Securities.......................                60,983,395            4.9%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               128,074,831           10.4%
                                                         --------------          ------

SINGAPORE -- (8.8%)
      Venture Corp., Ltd.....................  1,654,300      9,749,130            0.8%
      Other Securities.......................               123,013,455           10.0%
                                                         --------------          ------
TOTAL SINGAPORE..............................               132,762,585           10.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,226,095,408           99.8%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                     2,373            0.0%
                                                         --------------          ------

HONG KONG -- (0.0%)
      Other Securities.......................                    23,333            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                    25,706            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,226,121,114
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund......... 24,403,671    282,350,469           23.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,727,795,864)....................              $1,508,471,583          122.8%
                                                         ==============          ======

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $ 9,728,779 $  606,141,272   --    $  615,870,051
  China.......................          --      1,340,267   --         1,340,267
  Hong Kong...................     315,879    347,731,795   --       348,047,674
  New Zealand.................          --    128,074,831   --       128,074,831
  Singapore...................     581,005    132,181,580   --       132,762,585
Rights/Warrants
  Australia...................          --          2,373   --             2,373
  Hong Kong...................          --         23,333   --            23,333
Securities Lending Collateral.          --    282,350,469   --       282,350,469
                               ----------- --------------   --    --------------
TOTAL......................... $10,625,663 $1,497,845,920   --    $1,508,471,583
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.1%)
 Consumer Discretionary -- (27.2%)
     Bellway P.L.C.....................   634,613 $ 25,348,219            1.2%
     Berkeley Group Holdings P.L.C.....   664,403   33,910,166            1.6%
     Betfair Group P.L.C...............   337,205   16,751,925            0.8%
     Daily Mail & General Trust P.L.C.. 1,406,012   16,198,309            0.8%
     Domino's Pizza Group P.L.C........   845,611   14,211,052            0.7%
     Greene King P.L.C................. 1,786,209   22,097,245            1.1%
     Howden Joinery Group P.L.C........ 3,331,582   23,761,899            1.1%
     Inchcape P.L.C.................... 2,234,351   27,479,055            1.3%
     Informa P.L.C..................... 3,309,192   28,940,061            1.4%
     Rightmove P.L.C...................   477,301   28,190,029            1.4%
     Taylor Wimpey P.L.C............... 8,920,064   27,173,690            1.3%
 *   Thomas Cook Group P.L.C........... 7,258,705   13,727,552            0.7%
     UBM P.L.C......................... 2,265,761   17,849,269            0.9%
     WH Smith P.L.C....................   680,498   17,851,799            0.9%
     William Hill P.L.C................ 4,450,569   21,715,526            1.0%
     Other Securities..................            244,476,363           11.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            579,682,159           27.8%
                                                  ------------           -----
 Consumer Staples -- (5.2%)
     Booker Group P.L.C................ 7,899,680   22,625,829            1.1%
     Britvic P.L.C..................... 1,223,553   13,153,355            0.6%
     Tate & Lyle P.L.C................. 2,291,490   21,033,777            1.0%
     Other Securities..................             54,614,683            2.7%
                                                  ------------           -----
 Total Consumer Staples................            111,427,644            5.4%
                                                  ------------           -----
 Energy -- (3.9%)
     Amec Foster Wheeler P.L.C......... 1,933,881   21,160,938            1.0%
     John Wood Group P.L.C............. 1,939,124   17,801,885            0.9%
     Petrofac, Ltd..................... 1,323,447   17,172,041            0.8%
     Other Securities..................             28,333,340            1.4%
                                                  ------------           -----
 Total Energy..........................             84,468,204            4.1%
                                                  ------------           -----
 Financials -- (15.2%)
     Amlin P.L.C....................... 2,732,771   27,729,450            1.3%
     Beazley P.L.C..................... 2,583,691   14,442,058            0.7%
     Close Brothers Group P.L.C........   775,985   17,484,739            0.8%
     Henderson Group P.L.C............. 5,673,481   25,007,836            1.2%
     Hiscox, Ltd....................... 1,480,745   22,019,824            1.1%
     ICAP P.L.C........................ 2,825,338   19,125,468            0.9%
     IG Group Holdings P.L.C........... 1,862,861   21,652,988            1.0%
     Jupiter Fund Management P.L.C..... 1,950,736   13,530,577            0.7%
     Man Group P.L.C................... 9,267,447   23,786,481            1.1%
     Phoenix Group Holdings............ 1,072,614   14,104,792            0.7%
     Other Securities..................            125,090,160            6.0%
                                                  ------------           -----
 Total Financials......................            323,974,373           15.5%
                                                  ------------           -----
 Health Care -- (2.8%)
     Other Securities..................             59,295,843            2.9%
                                                  ------------           -----
 Industrials -- (23.3%)
 *   Balfour Beatty P.L.C.............. 3,705,993   14,204,180            0.7%
     BBA Aviation P.L.C................ 5,822,256   17,104,109            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Berendsen P.L.C........................    870,366 $   13,722,600            0.7%
      Cobham P.L.C...........................  5,746,923     24,536,962            1.2%
      DCC P.L.C..............................    392,281     31,446,253            1.5%
      Hays P.L.C.............................  7,141,914     15,472,894            0.7%
      Melrose Industries P.L.C...............  5,163,700     21,125,329            1.0%
      Regus P.L.C............................  3,349,423     17,246,433            0.8%
      Rentokil Initial P.L.C.................  9,277,900     22,069,212            1.1%
      Spirax-Sarco Engineering P.L.C.........    372,620     17,467,332            0.8%
      Other Securities.......................               302,515,450           14.5%
                                                         --------------          ------
Total Industrials............................               496,910,754           23.8%
                                                         --------------          ------
Information Technology -- (8.3%)
      Halma P.L.C............................  1,951,180     22,935,335            1.1%
      Playtech P.L.C.........................  1,066,825     14,055,843            0.7%
      Spectris P.L.C.........................    607,600     15,583,280            0.8%
      Telecity Group P.L.C...................  1,011,062     18,287,574            0.9%
      Other Securities.......................               106,426,042            5.0%
                                                         --------------          ------
Total Information Technology.................               177,288,074            8.5%
                                                         --------------          ------
Materials -- (7.4%)
      Croda International P.L.C..............    447,752     19,972,880            1.0%
      DS Smith P.L.C.........................  4,938,232     29,423,520            1.4%
      Essentra P.L.C.........................  1,311,927     16,996,260            0.8%
      Other Securities.......................                91,750,794            4.4%
                                                         --------------          ------
Total Materials..............................               158,143,454            7.6%
                                                         --------------          ------
Telecommunication Services -- (2.1%)
      Cable & Wireless Communications P.L.C.. 17,713,479     20,055,908            0.9%
      Other Securities.......................                24,630,015            1.2%
                                                         --------------          ------
Total Telecommunication Services.............                44,685,923            2.1%
                                                         --------------          ------
Utilities -- (1.7%)
      Pennon Group P.L.C.....................  1,974,654     24,639,490            1.2%
      Other Securities.......................                12,190,545            0.6%
                                                         --------------          ------
Total Utilities..............................                36,830,035            1.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,072,706,463           99.5%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    25,210            0.0%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................                   125,696            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             2,072,857,369
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund.........  5,271,316     60,989,129            2.9%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,629,459,086)....................              $2,133,846,498          102.4%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  579,682,159   --    $  579,682,159
    Consumer Staples............   --       111,427,644   --       111,427,644
    Energy......................   --        84,468,204   --        84,468,204
    Financials..................   --       323,974,373   --       323,974,373
    Health Care.................   --        59,295,843   --        59,295,843
    Industrials.................   --       496,910,754   --       496,910,754
    Information Technology......   --       177,288,074   --       177,288,074
    Materials...................   --       158,143,454   --       158,143,454
    Telecommunication Services..   --        44,685,923   --        44,685,923
    Utilities...................   --        36,830,035   --        36,830,035
  Preferred Stocks..............   --            25,210   --            25,210
  Rights/Warrants...............   --           125,696   --           125,696
  Securities Lending Collateral.   --        60,989,129   --        60,989,129
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,133,846,498   --    $2,133,846,498
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (91.6%)
     AUSTRIA -- (2.5%)
         Other Securities..........           $100,876,537            2.8%
                                              ------------           -----

     BELGIUM -- (4.1%)
         Ackermans & van Haaren NV.   134,383   20,449,775            0.6%
         Umicore SA................   434,045   18,428,703            0.5%
         Other Securities..........            121,939,006            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            160,817,484            4.4%
                                              ------------           -----

     DENMARK -- (4.6%)
     *   Genmab A.S................   217,338   21,447,065            0.6%
         GN Store Nord A.S.........   826,732   15,079,315            0.4%
         Other Securities..........            143,585,420            3.9%
                                              ------------           -----
     TOTAL DENMARK.................            180,111,800            4.9%
                                              ------------           -----

     FINLAND -- (6.5%)
         Amer Sports Oyj...........   641,324   17,999,126            0.5%
         Elisa Oyj.................   734,075   27,657,200            0.8%
         Huhtamaki Oyj.............   467,536   16,494,354            0.5%
         Nokian Renkaat Oyj........   623,433   23,519,989            0.6%
         Orion Oyj Class B.........   420,544   15,020,765            0.4%
         Other Securities..........            156,297,508            4.2%
                                              ------------           -----
     TOTAL FINLAND.................            256,988,942            7.0%
                                              ------------           -----

     FRANCE -- (11.6%)
         Arkema SA.................   203,698   14,885,975            0.4%
         Eiffage SA................   229,296   14,285,485            0.4%
         Eurofins Scientific SE....    47,119   17,044,767            0.5%
         Lagardere SCA.............   619,304   18,018,902            0.5%
         Rexel SA.................. 1,044,821   14,259,517            0.4%
         Rubis SCA.................   195,671   15,682,855            0.4%
         Teleperformance...........   348,982   27,388,433            0.8%
     *   UBISOFT Entertainment.....   521,852   15,635,374            0.4%
         Other Securities..........            319,929,212            8.7%
                                              ------------           -----
     TOTAL FRANCE..................            457,130,520           12.5%
                                              ------------           -----

     GERMANY -- (15.2%)
         Aareal Bank AG............   409,233   15,591,008            0.4%
         Freenet AG................   652,809   22,021,682            0.6%
         Gerresheimer AG...........   201,267   15,693,760            0.4%
         Lanxess AG................   467,967   25,112,396            0.7%
         LEG Immobilien AG.........   289,571   23,086,112            0.6%
         MTU Aero Engines AG.......   247,538   22,899,395            0.6%
         Osram Licht AG............   342,154   20,106,408            0.6%
         Rheinmetall AG............   223,411   14,051,846            0.4%
         Other Securities..........            443,685,211           12.2%
                                              ------------           -----
     TOTAL GERMANY.................            602,247,818           16.5%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities..........                    742            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               Percentage
                                                      Shares      Value++    of Net Assets**
                                                      ------      -------    ---------------
IRELAND -- (1.9%)
    Glanbia P.L.C..................................     700,613 $ 13,558,923            0.4%
    Kingspan Group P.L.C...........................     580,389   14,039,062            0.4%
    Paddy Power P.L.C..............................     157,699   18,373,777            0.5%
    Smurfit Kappa Group P.L.C......................     546,377   15,549,351            0.4%
    Other Securities...............................               14,138,142            0.4%
                                                                ------------           -----
TOTAL IRELAND......................................               75,659,255            2.1%
                                                                ------------           -----

ISRAEL -- (2.0%)
    Other Securities...............................               78,082,129            2.1%
                                                                ------------           -----

ITALY -- (9.5%)
    Azimut Holding SpA.............................     573,550   13,795,599            0.4%
    Banca Popolare dell'Emilia Romagna SC..........   2,548,728   20,568,444            0.6%
    Banca Popolare di Milano Scarl.................  22,383,595   21,002,866            0.6%
    Mediaset SpA...................................   3,022,390   15,340,452            0.4%
    Prysmian SpA...................................     991,595   21,413,784            0.6%
    Other Securities...............................              285,690,284            7.7%
                                                                ------------           -----
TOTAL ITALY........................................              377,811,429           10.3%
                                                                ------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................     558,677   18,112,490            0.5%
    TNT Express NV.................................   2,218,089   18,638,648            0.5%
    Other Securities...............................              151,518,075            4.2%
                                                                ------------           -----
TOTAL NETHERLANDS..................................              188,269,213            5.2%
                                                                ------------           -----

NORWAY -- (2.0%)
    Other Securities...............................               77,623,382            2.1%
                                                                ------------           -----

PORTUGAL -- (1.5%)
#*  Banco Comercial Portugues SA Class R........... 315,057,219   18,059,890            0.5%
    Other Securities...............................               42,154,226            1.2%
                                                                ------------           -----
TOTAL PORTUGAL.....................................               60,214,116            1.7%
                                                                ------------           -----

SPAIN -- (5.5%)
#   Bolsas y Mercados Espanoles SHMSF SA...........     410,153   14,715,419            0.4%
    Distribuidora Internacional de Alimentacion SA.   2,594,077   16,481,708            0.5%
    Gamesa Corp. Tecnologica SA....................   1,266,922   19,996,276            0.6%
    Other Securities...............................              166,329,841            4.5%
                                                                ------------           -----
TOTAL SPAIN........................................              217,523,244            6.0%
                                                                ------------           -----

SWEDEN -- (7.9%)
    Intrum Justitia AB.............................     385,511   13,831,068            0.4%
    Other Securities...............................              299,508,152            8.2%
                                                                ------------           -----
TOTAL SWEDEN.......................................              313,339,220            8.6%
                                                                ------------           -----

SWITZERLAND -- (12.0%)
    Clariant AG....................................     762,046   14,012,763            0.4%
    Flughafen Zuerich AG...........................      22,078   16,710,360            0.5%
#   Galenica AG....................................      10,976   16,078,707            0.4%
    GAM Holding AG.................................     925,197   16,924,123            0.5%
    Georg Fischer AG...............................      22,511   13,830,804            0.4%
    Helvetia Holding AG............................      35,945   18,800,020            0.5%
    PSP Swiss Property AG..........................     172,407   14,997,704            0.4%
    Straumann Holding AG...........................      55,594   15,730,952            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
SWITZERLAND -- (Continued)
       Temenos Group AG................    318,043 $   14,857,171            0.4%
       Other Securities................               333,945,678            9.1%
                                                   --------------          ------
TOTAL SWITZERLAND......................               475,888,282           13.0%
                                                   --------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   543,382            0.0%
                                                   --------------          ------

UNITED STATES -- (0.0%)
       Other Securities................                   683,752            0.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,623,811,247           99.2%
                                                   --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
       Other Securities................                22,467,308            0.6%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................                22,467,308            0.6%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

FRANCE -- (0.0%)
       Other Securities................                   365,262            0.0%
                                                   --------------          ------

ITALY -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                    54,381            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   419,643            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,646,698,198
                                                   --------------

                                                      Value+
                                                      ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@   DFA Short Term Investment Fund.. 26,763,766    309,656,768            8.5%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,379,161,142)..............              $3,956,354,966          108.3%
                                                   ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3      Total
                               ----------  -------------- ------- --------------
Common Stocks
  Austria.....................         --  $  100,876,537   --    $  100,876,537
  Belgium.....................         --     160,817,484   --       160,817,484
  Denmark.....................         --     180,111,800   --       180,111,800
  Finland.....................         --     256,988,942   --       256,988,942
  France...................... $   13,584     457,116,936   --       457,130,520
  Germany.....................         --     602,247,818   --       602,247,818
  Greece......................         --             742   --               742
  Ireland.....................         --      75,659,255   --        75,659,255
  Israel......................         --      78,082,129   --        78,082,129
  Italy.......................         --     377,811,429   --       377,811,429
  Netherlands.................         --     188,269,213   --       188,269,213
  Norway......................         --      77,623,382   --        77,623,382
  Portugal....................         --      60,214,116   --        60,214,116
  Spain.......................         --     217,523,244   --       217,523,244
  Sweden......................         --     313,339,220   --       313,339,220
  Switzerland.................         --     475,888,282   --       475,888,282
  United Kingdom..............    543,382              --   --           543,382
  United States...............    683,736              16   --           683,752
Preferred Stocks
  Germany.....................         --      22,467,308   --        22,467,308
Rights/Warrants
  Austria.....................         --              --   --                --
  France......................         --         365,262   --           365,262
  Italy.......................         --              --   --                --
  Spain.......................         --          54,381   --            54,381
Securities Lending Collateral.         --     309,656,768   --       309,656,768
Futures Contracts**...........    (18,791)             --   --           (18,791)
                               ----------  --------------   --    --------------
TOTAL......................... $1,221,911  $3,955,114,264   --    $3,956,336,175
                               ==========  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.9%)
Consumer Discretionary -- (9.4%)
    Cineplex, Inc........................   294,735 $ 11,357,981            1.8%
#   Corus Entertainment, Inc. Class B....   468,941    4,472,082            0.7%
    Dorel Industries, Inc. Class B.......   169,797    4,317,643            0.7%
#   EnerCare, Inc........................   438,600    5,121,919            0.8%
*   IMAX Corp............................   259,917    9,978,214            1.6%
    RONA, Inc............................   676,245    7,059,303            1.1%
    Uni-Select, Inc......................   105,935    5,249,761            0.8%
    Other Securities.....................             28,364,533            4.7%
                                                    ------------           -----
Total Consumer Discretionary.............             75,921,436           12.2%
                                                    ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp............................   509,721    5,320,963            0.9%
    Maple Leaf Foods, Inc................   317,864    5,053,833            0.8%
    North West Co., Inc. (The)...........   242,310    5,373,960            0.9%
    Other Securities.....................             12,998,040            2.0%
                                                    ------------           -----
Total Consumer Staples...................             28,746,796            4.6%
                                                    ------------           -----
Energy -- (15.8%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,118,737            1.0%
#   Enbridge Income Fund Holdings, Inc...   251,755    6,187,982            1.0%
#   Enerflex, Ltd........................   436,563    4,213,387            0.7%
    Ensign Energy Services, Inc..........   758,725    4,769,593            0.8%
#   Mullen Group, Ltd....................   536,825    7,168,067            1.2%
*   Parex Resources, Inc.................   586,904    4,407,615            0.7%
#   Parkland Fuel Corp...................   414,677    7,214,669            1.2%
    Pason Systems, Inc...................   356,252    5,241,885            0.8%
    Precision Drilling Corp.............. 1,736,481    6,905,553            1.1%
#   Secure Energy Services, Inc..........   631,339    4,195,729            0.7%
    ShawCor, Ltd.........................   233,800    4,961,724            0.8%
    Other Securities.....................             66,659,087           10.6%
                                                    ------------           -----
Total Energy.............................            128,044,028           20.6%
                                                    ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank................   436,532    8,389,453            1.3%
    Colliers International Group, Inc....   161,848    8,024,324            1.3%
    FirstService Corp....................   150,648    5,299,639            0.9%
    Laurentian Bank of Canada............   191,320    7,750,245            1.2%
    Other Securities.....................             27,591,111            4.5%
                                                    ------------           -----
Total Financials.........................             57,054,772            9.2%
                                                    ------------           -----
Health Care -- (1.2%)
    Other Securities.....................             10,141,928            1.6%
                                                    ------------           -----
Industrials -- (11.4%)
    Aecon Group, Inc.....................   408,101    4,715,820            0.8%
*   ATS Automation Tooling Systems, Inc..   522,530    5,502,629            0.9%
#   Russel Metals, Inc...................   350,655    5,470,604            0.9%
    Stantec, Inc.........................   453,829   11,390,844            1.8%
    Toromont Industries, Ltd.............   376,225    9,791,172            1.6%
    Transcontinental, Inc. Class A.......   359,276    5,536,411            0.9%
    TransForce, Inc......................   432,009    8,451,201            1.4%
#   Westshore Terminals Investment Corp..   318,149    5,306,538            0.8%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
Industrials -- (Continued)
      Other Securities....................            $ 36,289,095            5.7%
                                                      ------------          ------
Total Industrials.........................              92,454,314           14.8%
                                                      ------------          ------
Information Technology -- (4.2%)
*     Descartes Systems Group, Inc. (The).    255,838    4,476,578            0.7%
      Enghouse Systems, Ltd...............     97,257    4,435,175            0.7%
      Other Securities....................              24,978,842            4.0%
                                                      ------------          ------
Total Information Technology..............              33,890,595            5.4%
                                                      ------------          ------
Materials -- (17.9%)
      Alamos Gold, Inc. Class A...........  1,545,462    5,944,994            1.0%
#*    B2Gold Corp.........................  5,268,073    5,680,623            0.9%
      Centerra Gold, Inc..................    999,634    5,626,573            0.9%
      Dominion Diamond Corp...............    487,201    5,152,944            0.8%
      HudBay Minerals, Inc................  1,398,004    7,259,443            1.2%
#*    IAMGOLD Corp........................  2,443,241    4,409,643            0.7%
*     New Gold, Inc.......................  2,304,655    5,710,525            0.9%
#     Pan American Silver Corp............    990,673    7,515,659            1.2%
      Stella-Jones, Inc...................    187,800    6,911,086            1.1%
      Other Securities....................              90,283,382           14.5%
                                                      ------------          ------
Total Materials...........................             144,494,872           23.2%
                                                      ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities....................               3,980,520            0.6%
                                                      ------------          ------
Utilities -- (5.8%)
      Algonquin Power & Utilities Corp....  1,054,815    8,139,403            1.3%
      Capital Power Corp..................    523,509    7,522,740            1.2%
#     Innergex Renewable Energy, Inc......    512,927    4,150,174            0.7%
#     Just Energy Group, Inc..............    727,176    5,344,265            0.9%
#     Northland Power, Inc................    536,896    6,939,081            1.1%
#     Superior Plus Corp..................    689,743    5,633,569            0.9%
      Other Securities....................               8,948,810            1.4%
                                                      ------------          ------
Total Utilities...........................              46,678,042            7.5%
                                                      ------------          ------
TOTAL COMMON STOCKS.......................             621,407,303           99.7%
                                                      ------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (23.1%)
(S)@  DFA Short Term Investment Fund...... 16,142,002  186,762,963           30.0%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,564,629).................              $808,170,266          129.7%
                                                      ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,921,436           --   --    $ 75,921,436
   Consumer Staples............   28,746,796           --   --      28,746,796
   Energy......................  128,044,019 $          9   --     128,044,028
   Financials..................   57,054,772           --   --      57,054,772
   Health Care.................   10,135,001        6,927   --      10,141,928
   Industrials.................   92,454,314           --   --      92,454,314
   Information Technology......   33,890,595           --   --      33,890,595
   Materials...................  144,490,019        4,853   --     144,494,872
   Telecommunication Services..    3,980,520           --   --       3,980,520
   Utilities...................   46,678,042           --   --      46,678,042
 Securities Lending Collateral.           --  186,762,963   --     186,762,963
                                ------------ ------------   --    ------------
 TOTAL......................... $621,395,514 $186,774,752   --    $808,170,266
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA ADR........................................  5,984,451 $ 29,144,276            0.7%
    Other Securities....................................             171,710,417            3.9%
                                                                    ------------          ------
TOTAL BRAZIL............................................             200,854,693            4.6%
                                                                    ------------          ------

CHILE -- (1.4%)
    Other Securities....................................              66,291,852            1.5%
                                                                    ------------          ------

CHINA -- (14.4%)
    Bank of China, Ltd. Class H......................... 61,469,181   28,986,487            0.7%
    China Construction Bank Corp. Class H............... 67,009,590   48,565,595            1.1%
#   China Life Insurance Co., Ltd. ADR..................    859,836   15,528,638            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    914,028   55,125,029            1.3%
#   CNOOC, Ltd. Sponsored ADR...........................    127,716   14,518,755            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   45,181,034            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,976,962            0.6%
    Tencent Holdings, Ltd...............................  4,351,400   81,797,358            1.9%
    Other Securities....................................             351,334,782            7.8%
                                                                    ------------          ------
TOTAL CHINA.............................................             667,014,640           15.1%
                                                                    ------------          ------

COLOMBIA -- (0.5%)
    Other Securities....................................              22,932,415            0.5%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,061,923            0.2%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               5,936,662            0.1%
                                                                    ------------          ------

GREECE -- (0.3%)
    Other Securities....................................              15,529,848            0.4%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,756,313            0.3%
                                                                    ------------          ------

INDIA -- (11.6%)
    Axis Bank, Ltd......................................  1,931,821   14,003,393            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,612,509            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   14,073,935            0.3%
    Infosys, Ltd........................................  1,851,162   32,036,099            0.7%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,397,646            0.4%
    ITC, Ltd............................................  3,140,460   16,034,368            0.4%
    Reliance Industries, Ltd............................  1,666,009   24,098,221            0.6%
    Sun Pharmaceutical Industries, Ltd..................  1,065,601   14,463,279            0.3%
    Tata Consultancy Services, Ltd......................    716,717   27,377,531            0.6%
    Other Securities....................................             353,705,076            8.0%
                                                                    ------------          ------
TOTAL INDIA.............................................             536,802,057           12.2%
                                                                    ------------          ------

INDONESIA -- (2.8%)
    Bank Central Asia Tbk PT............................ 15,447,700   14,511,990            0.3%
    Other Securities....................................             115,662,446            2.7%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             130,174,436            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (3.9%)
#   Public Bank Bhd...........................  3,537,614 $ 14,872,843            0.3%
    Other Securities..........................             167,210,332            3.8%
                                                          ------------          ------
TOTAL MALAYSIA................................             182,083,175            4.1%
                                                          ------------          ------

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A...............  7,756,508   16,078,584            0.4%
    America Movil S.A.B. de C.V. Series L..... 46,329,297   41,230,713            0.9%
    Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,701,267            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  5,018,245   26,865,769            0.6%
    Grupo Mexico S.A.B. de C.V. Series B......  6,016,393   14,664,179            0.3%
    Grupo Televisa S.A.B. Series CPO..........  3,235,650   18,832,737            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  7,054,235   18,684,255            0.4%
    Other Securities..........................             108,728,773            2.6%
                                                          ------------          ------
TOTAL MEXICO..................................             262,786,277            6.0%
                                                          ------------          ------

PERU -- (0.2%)
    Other Securities..........................               9,743,908            0.2%
                                                          ------------          ------

PHILIPPINES -- (1.9%)
    Other Securities..........................              85,662,053            1.9%
                                                          ------------          ------

POLAND -- (1.7%)
    Other Securities..........................              79,130,660            1.8%
                                                          ------------          ------

RUSSIA -- (1.7%)
    Gazprom PAO Sponsored ADR.................  5,214,789   21,976,852            0.5%
    Other Securities..........................              58,429,365            1.3%
                                                          ------------          ------
TOTAL RUSSIA..................................              80,406,217            1.8%
                                                          ------------          ------

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The).................    648,157   16,556,883            0.4%
#   FirstRand, Ltd............................  4,702,056   17,229,920            0.4%
#   MTN Group, Ltd............................  2,516,919   28,654,142            0.7%
    Naspers, Ltd. Class N.....................    355,437   51,891,806            1.2%
    Sasol, Ltd. Sponsored ADR.................    736,675   23,691,468            0.5%
    Standard Bank Group, Ltd..................  1,835,594   19,072,052            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   18,743,536            0.4%
    Other Securities..........................             191,056,135            4.3%
                                                          ------------          ------
TOTAL SOUTH AFRICA............................             366,895,942            8.3%
                                                          ------------          ------

SOUTH KOREA -- (15.2%)
    Hyundai Motor Co..........................    175,874   24,023,437            0.6%
    Kia Motors Corp...........................    293,465   14,324,640            0.3%
#   NAVER Corp................................     33,801   17,748,056            0.4%
    Samsung Electronics Co., Ltd..............     97,289  116,690,919            2.7%
    Samsung Electronics Co., Ltd. GDR.........     52,509   31,372,488            0.7%
    SK Holdings Co., Ltd......................     64,669   15,116,455            0.4%
    SK Hynix, Inc.............................    705,494   18,880,589            0.4%
    Other Securities..........................             464,372,185           10.5%
                                                          ------------          ------
TOTAL SOUTH KOREA.............................             702,528,769           16.0%
                                                          ------------          ------

TAIWAN -- (14.3%)
#   Advanced Semiconductor Engineering, Inc... 13,107,929   15,132,511            0.4%
    Fubon Financial Holding Co., Ltd..........  8,611,233   13,918,518            0.3%
    Hon Hai Precision Industry Co., Ltd....... 15,085,867   40,099,117            0.9%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          Percentage
                                                                Shares      Value++     of Net Assets**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808 $  106,137,215            2.4%
#     Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,672,158     36,720,590            0.8%
#     United Microelectronics Corp........................... 39,806,000     14,517,893            0.3%
      Other Securities.......................................               436,017,779            9.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................               662,543,623           15.0%
                                                                         --------------          ------

THAILAND -- (2.7%)
      Other Securities.......................................               122,614,666            2.8%
                                                                         --------------          ------

TURKEY -- (1.8%)
      Other Securities.......................................                83,447,887            1.9%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             4,304,198,016           97.7%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Banco Bradesco SA......................................  3,343,289     18,213,688            0.4%
      Itau Unibanco Holding SA...............................  4,198,270     28,833,771            0.7%
      Other Securities.......................................                38,228,983            0.9%
                                                                         --------------          ------
TOTAL BRAZIL.................................................                85,276,442            2.0%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   416,755            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 4,405,111            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................                90,098,308            2.1%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    86,734            0.0%
                                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities.......................................                    94,316            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   181,050            0.0%
                                                                         --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.......................................                    38,152            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             4,394,515,526
                                                                         --------------

                                                                            Value+
                                                                            ------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund......................... 20,193,192    233,635,232            5.3%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,090,568,631)....................................              $4,628,150,758          105.1%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $ 72,351,895 $  128,502,798   --    $  200,854,693
  Chile.......................   29,417,791     36,874,061   --        66,291,852
  China.......................  119,678,667    547,335,973   --       667,014,640
  Colombia....................   22,932,415             --   --        22,932,415
  Czech Republic..............           --      8,061,923   --         8,061,923
  Egypt.......................           --      5,936,662   --         5,936,662
  Greece......................           --     15,529,848   --        15,529,848
  Hungary.....................           --     12,756,313   --        12,756,313
  India.......................   36,809,493    499,992,564   --       536,802,057
  Indonesia...................    3,914,328    126,260,108   --       130,174,436
  Malaysia....................           --    182,083,175   --       182,083,175
  Mexico......................  262,786,277             --   --       262,786,277
  Peru........................    9,743,908             --   --         9,743,908
  Philippines.................    2,373,039     83,289,014   --        85,662,053
  Poland......................           --     79,130,660   --        79,130,660
  Russia......................    2,164,213     78,242,004   --        80,406,217
  South Africa................   47,016,645    319,879,297   --       366,895,942
  South Korea.................   21,125,090    681,403,679   --       702,528,769
  Taiwan......................   45,371,102    617,172,521   --       662,543,623
  Thailand....................  122,614,666             --   --       122,614,666
  Turkey......................      731,735     82,716,152   --        83,447,887
Preferred Stocks
  Brazil......................    8,075,458     77,200,984   --        85,276,442
  Chile.......................           --        416,755   --           416,755
  Colombia....................    4,405,111             --   --         4,405,111
Rights/Warrants
  South Korea.................           --         86,734   --            86,734
  Thailand....................           --         94,316   --            94,316
Bonds
  India.......................           --         38,152   --            38,152
Securities Lending Collateral.           --    233,635,232   --       233,635,232
                               ------------ --------------   --    --------------
TOTAL......................... $811,511,833 $3,816,638,925   --    $4,628,150,758
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (85.5%)
BRAZIL -- (5.3%)
    BR Malls Participacoes SA...............................   4,365,623 $ 12,667,039            0.3%
    CETIP SA - Mercados Organizados.........................     945,300    8,362,006            0.2%
    Equatorial Energia SA...................................   2,116,094   18,862,875            0.4%
    Estacio Participacoes SA................................   3,262,816   13,083,483            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............   1,004,900   10,956,466            0.2%
    Sul America SA..........................................   2,719,051   13,340,635            0.3%
    Totvs SA................................................   1,252,487   11,096,760            0.2%
    Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao S.A..........................     812,887    9,228,230            0.2%
    Other Securities........................................              202,114,858            4.0%
                                                                         ------------           -----
TOTAL BRAZIL................................................              299,712,352            6.1%
                                                                         ------------           -----

CHILE -- (1.2%)
    Parque Arauco SA........................................   7,176,122   12,017,573            0.3%
    Vina Concha y Toro SA...................................   5,059,858    8,607,306            0.2%
    Other Securities........................................               48,148,087            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               68,772,966            1.4%
                                                                         ------------           -----

CHINA -- (12.8%)
    Beijing Capital International Airport Co., Ltd. Class H.   9,730,000   10,401,993            0.2%
#   GCL-Poly Energy Holdings, Ltd...........................  57,432,000   11,936,202            0.3%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   15,308,334            0.3%
    GOME Electrical Appliances Holding, Ltd.................  57,831,000   10,567,435            0.2%
    Semiconductor Manufacturing International Corp.......... 118,116,000   10,942,227            0.2%
    Shenzhen International Holdings, Ltd....................   6,618,751   10,085,178            0.2%
    Other Securities........................................              650,002,466           13.3%
                                                                         ------------           -----
TOTAL CHINA.................................................              719,243,835           14.7%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                8,013,135            0.2%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               24,025,225            0.5%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  153,052            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                   66,875            0.0%
                                                                         ------------           -----

INDIA -- (12.7%)
    Arvind, Ltd.............................................   1,986,900    8,423,181            0.2%
    Ashok Leyland, Ltd......................................   8,562,959   12,246,273            0.3%
    Crompton Greaves, Ltd...................................   3,403,119    9,041,818            0.2%
    MindTree, Ltd...........................................     369,188    8,860,991            0.2%
    Torrent Pharmaceuticals, Ltd............................     365,996    8,561,908            0.2%
    TVS Motor Co., Ltd......................................   2,128,314    8,649,681            0.2%
    Other Securities........................................              660,475,554           13.3%
                                                                         ------------           -----
TOTAL INDIA.................................................              716,259,406           14.6%
                                                                         ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
INDONESIA -- (2.4%)
    Other Securities........................................           $136,140,527            2.8%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      3            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.1%)
    Top Glove Corp. Bhd..................................... 4,640,460   10,249,436            0.2%
    Other Securities........................................            220,670,754            4.5%
                                                                       ------------           -----
TOTAL MALAYSIA..............................................            230,920,190            4.7%
                                                                       ------------           -----

MEXICO -- (4.0%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   20,475,027            0.4%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,160,290   11,564,061            0.2%
    Bolsa Mexicana de Valores S.A.B. de C.V................. 5,064,811    8,462,918            0.2%
    Gentera S.A.B. de C.V................................... 5,740,334   10,543,882            0.2%
    Gruma S.A.B. de C.V. Class B............................   630,764    9,680,386            0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,295,436   11,789,996            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   19,089,198            0.4%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    77,098   11,930,144            0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..   560,664    8,688,734            0.2%
    Promotora y Operadora de Infraestructura S.A.B. de C.V..   860,979   10,824,656            0.2%
    Other Securities........................................            104,284,983            2.0%
                                                                       ------------           -----
TOTAL MEXICO................................................            227,333,985            4.6%
                                                                       ------------           -----

PHILIPPINES -- (1.6%)
    Other Securities........................................             87,592,060            1.8%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   656,782    9,694,556            0.2%
    Other Securities........................................             97,515,775            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            107,210,331            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (7.4%)
    AVI, Ltd................................................ 3,423,460   21,778,850            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,507,021            0.3%
    Clicks Group, Ltd....................................... 2,757,159   20,110,337            0.4%
    Coronation Fund Managers, Ltd........................... 1,712,568    9,025,549            0.2%
    DataTec, Ltd............................................ 2,057,155    8,796,353            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   12,335,864            0.3%
    Foschini Group, Ltd. (The).............................. 1,326,741   13,535,578            0.3%
    JSE, Ltd................................................   892,197    8,594,827            0.2%
    Pick n Pay Stores, Ltd.................................. 2,349,050   11,357,965            0.2%
#   Pioneer Foods Group, Ltd................................   585,511    8,388,455            0.2%
    PSG Group, Ltd..........................................   779,309   15,027,211            0.3%
    Sappi, Ltd.............................................. 5,914,259   23,337,101            0.5%
    Sibanye Gold, Ltd....................................... 5,404,425    9,026,607            0.2%
    Spar Group, Ltd. (The).................................. 1,734,010   24,890,644            0.5%
    Telkom SA SOC, Ltd...................................... 2,115,604   11,109,437            0.2%
    Other Securities........................................            205,833,838            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            415,655,637            8.5%
                                                                       ------------           -----

SOUTH KOREA -- (13.0%)
#   Hanmi Pharm Co., Ltd....................................    21,759    9,813,411            0.2%
    Other Securities........................................            725,260,622           14.8%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            735,074,033           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
TAIWAN -- (13.3%)
        Other Securities................            $  751,411,922           15.3%
                                                    --------------          ------

THAILAND -- (3.3%)
        Other Securities................               186,002,621            3.8%
                                                    --------------          ------

TURKEY -- (2.0%)
        Other Securities................               110,141,265            2.3%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,823,729,420           98.5%
                                                    --------------          ------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (1.0%)
        Other Securities................                57,198,535            1.2%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                 1,718,458            0.0%
                                                    --------------          ------

COLOMBIA -- (0.0%)
        Other Securities................                 1,364,188            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                60,281,181            1.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
        Other Securities................                    11,029            0.0%
                                                    --------------          ------

HONG KONG -- (0.0%)
        Other Securities................                    14,800            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                   270,015            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH AFRICA -- (0.0%)
        Other Securities................                     6,990            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   196,769            0.0%
                                                    --------------          ------

TAIWAN -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                    80,818            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   580,421            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,884,591,022
                                                    --------------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@    DFA Short Term Investment Fund.. 65,613,226    759,145,027           15.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,854,413,829)...............              $5,643,736,049          115.2%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $  6,309,056 $  293,403,296   --    $  299,712,352
  Chile.......................    1,181,529     67,591,437   --        68,772,966
  China.......................    4,149,964    715,093,871   --       719,243,835
  Colombia....................    8,013,135             --   --         8,013,135
  Greece......................           --     24,025,225   --        24,025,225
  Hong Kong...................       85,103         67,949   --           153,052
  Hungary.....................           --         66,875   --            66,875
  India.......................    3,268,799    712,990,607   --       716,259,406
  Indonesia...................    1,885,745    134,254,782   --       136,140,527
  Israel......................           --              3   --                 3
  Malaysia....................           --    230,920,190   --       230,920,190
  Mexico......................  227,333,727            258   --       227,333,985
  Philippines.................           --     87,592,060   --        87,592,060
  Poland......................           --    107,210,331   --       107,210,331
  South Africa................    9,407,926    406,247,711   --       415,655,637
  South Korea.................    1,253,893    733,820,140   --       735,074,033
  Taiwan......................        5,748    751,406,174   --       751,411,922
  Thailand....................  185,128,553        874,068   --       186,002,621
  Turkey......................           --    110,141,265   --       110,141,265
Preferred Stocks
  Brazil......................       80,153     57,118,382   --        57,198,535
  Chile.......................           --      1,718,458   --         1,718,458
  Colombia....................    1,364,188             --   --         1,364,188
Rights/Warrants
  China.......................           --         11,029   --            11,029
  Hong Kong...................           --         14,800   --            14,800
  Malaysia....................           --        270,015   --           270,015
  Poland......................           --             --   --                --
  South Africa................           --          6,990   --             6,990
  South Korea.................           --        196,769   --           196,769
  Taiwan......................           --             --   --                --
  Thailand....................           --         80,818   --            80,818
Securities Lending Collateral.           --    759,145,027   --       759,145,027
                               ------------ --------------   --    --------------
TOTAL......................... $449,467,519 $5,194,268,530   --    $5,643,736,049
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*   Series*       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,499,202, $418,689,
 $257,168 and $277,326 of securities on loan,
 respectively)..............................................  $19,083,301    $9,188,447    $2,615,760   $1,226,122
Temporary Cash Investments at Value & Cost..................        9,755            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      916,343       434,245       276,794      282,350
Foreign Currencies at Value.................................           --        12,800            74        1,272
Cash........................................................        9,912         2,677         1,047        2,067
Receivables:
  Investment Securities Sold................................           --        10,770         2,158          211
  Dividends, Interest and Tax Reclaims......................       27,939        27,006        14,430        1,517
  Securities Lending Income.................................          539           392           396          316
Unrealized Gain on Foreign Currency Contracts...............           --             7            --            3
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,038,034     9,676,344     2,910,659    1,513,858
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      916,343       434,245       276,794      282,350
  Investment Securities Purchased...........................       25,249        12,024         1,759        3,026
  Due to Advisor............................................        1,585         1,559           221          103
Unrealized Loss on Foreign Currency Contracts...............           --             1             2           --
Accrued Expenses and Other Liabilities......................          800           610           195          105
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      943,977       448,439       278,971      285,584
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,094,057    $9,227,905    $2,631,688   $1,228,274
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $13,435,978    $9,165,820    $2,406,131   $1,445,445
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   12,765    $       74   $    1,275
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $47,716,
 $291,731, $179,848, $377,198 and
 $1,018,169 of securities on loan,
 respectively)..............................  $2,072,857   $3,646,698    $621,407     $4,394,516     $4,884,591
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      60,989      309,657     186,763        233,635        759,145
Foreign Currencies at Value.................       4,555        7,024         276          2,861          3,827
Cash........................................         184        4,436       1,019             --            900
Receivables:
  Investment Securities Sold................       2,554       10,288          --         32,225          4,730
  Dividends, Interest and Tax Reclaims......       5,617        2,413         635          2,332          3,353
  Securities Lending Income.................         146          896         211            779          2,929
Unrealized Gain on Foreign Currency
 Contracts..................................          --           22           2              2             --
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,146,902    3,981,434     810,313      4,666,350      5,659,475
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Due to Custodian..........................          --           --          --             58             --
  Upon Return of Securities Loaned..........      60,989      309,657     186,763        233,635        759,145
  Investment Securities Purchased...........       1,520       17,467         322          1,215            550
  Due to Advisor............................         177          308          54            379            834
  Line of Credit............................          --           --          --         26,899             --
  Futures Margin Variation..................          --           19          --             --             --
Unrealized Loss on Foreign Currency
 Contracts..................................          --            1          --             30              1
Accrued Expenses and Other Liabilities......         103          239          42            579            638
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      62,789      327,691     187,181        262,795        761,168
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $2,084,113   $3,653,743    $623,132     $4,403,555     $4,898,307
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,568,470   $3,069,504    $988,802     $3,856,933     $5,095,269
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,536   $    7,038    $    276     $    2,854     $    3,846
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                                The U.S.      The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                              Value Series Value Series     Series       Series
                                                              ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $23, $26,207,
   $4,631 and $1,080, respectively).......................... $   429,780   $   325,317    $ 41,882     $  52,670
  Income from Securities Lending.............................       4,643         9,274       4,601         3,945
                                                              -----------   -----------    --------     ---------
     Total Investment Income.................................     434,423       334,591      46,483        56,615
                                                              -----------   -----------    --------     ---------
Expenses
  Investment Advisory Services Fees..........................      18,802        18,962       2,561         1,317
  Accounting & Transfer Agent Fees...........................         947           488         133            77
  Custodian Fees.............................................         199           857         422           267
  Shareholders' Reports......................................          47            24           6             4
  Directors'/Trustees' Fees & Expenses.......................          92            46          12             7
  Professional Fees..........................................         350           252          48            26
  Other......................................................         262           155          41            28
                                                              -----------   -----------    --------     ---------
     Total Expenses..........................................      20,699        20,784       3,223         1,726
                                                              -----------   -----------    --------     ---------
  Fees Paid Indirectly (Note C)..............................          --           (19)         (4)           (2)
                                                              -----------   -----------    --------     ---------
  Net Expenses...............................................      20,699        20,765       3,219         1,724
                                                              -----------   -----------    --------     ---------
  Net Investment Income (Loss)...............................     413,724       313,826      43,264        54,891
                                                              -----------   -----------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................     858,150       244,684      69,828       (15,143)
    Futures..................................................         (43)           --          --            --
    Foreign Currency Transactions............................          --        (5,879)     (1,869)         (913)
    In-Kind Redemptions......................................          --            --      27,130        18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............  (1,018,426)   (1,034,230)     85,013      (224,570)
    Translation of Foreign Currency Denominated Amounts......          --           654         382           (13)
                                                              -----------   -----------    --------     ---------
  Net Realized and Unrealized Gain (Loss)....................    (160,319)     (794,771)    180,484      (222,612)
                                                              -----------   -----------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................. $   253,405   $  (480,945)   $223,748     $(167,721)
                                                              ===========   ===========    ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0,
   $11,182, $3,094, $14,586 and $14,338,
   respectively)...................................  $ 72,683   $ 76,800    $  18,127    $ 102,539    $ 115,180
  Income from Securities Lending...................     1,244     10,424        2,627        5,876       32,586
                                                     --------   --------    ---------    ---------    ---------
     Total Investment Income.......................    73,927     87,224       20,754      108,415      147,766
                                                     --------   --------    ---------    ---------    ---------
Expenses
  Investment Advisory Services Fees................     2,081      3,391          730        4,259       10,250
  Accounting & Transfer Agent Fees.................       110        181           38          226          269
  Custodian Fees...................................        91        549           55        1,963        2,748
  Shareholders' Reports............................         6         10            2           10           11
  Directors'/Trustees' Fees & Expenses.............        10         15            4           20           25
  Professional Fees................................        38        136           14          172          207
  Other............................................        36         65           11          105           82
                                                     --------   --------    ---------    ---------    ---------
     Total Expenses................................     2,372      4,347          854        6,755       13,592
                                                     --------   --------    ---------    ---------    ---------
  Fees Paid Indirectly (Note C)....................        --        (10)          (2)         (31)         (15)
                                                     --------   --------    ---------    ---------    ---------
  Net Expenses.....................................     2,372      4,337          852        6,724       13,577
                                                     --------   --------    ---------    ---------    ---------
  Net Investment Income (Loss).....................    71,555     82,887       19,902      101,691      134,189
                                                     --------   --------    ---------    ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................    82,685    115,635       (9,138)     (99,010)      49,962
    Futures........................................        --     (4,875)          --        2,478           --
    Foreign Currency Transactions..................       144     (1,002)         149       (2,204)      (4,548)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................      (104)    55,052     (228,267)    (686,412)    (693,734)
    Futures........................................        --        (19)          --           --           --
    Translation of Foreign Currency Denominated
     Amounts.......................................        86        (57)          11          (95)        (241)
                                                     --------   --------    ---------    ---------    ---------
  Net Realized and Unrealized Gain (Loss)..........   125,104    223,468     (229,203)    (785,243)    (648,561)
                                                     --------   --------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $196,659   $306,355    $(209,301)   $(683,552)   $(514,372)
                                                     ========   ========    =========    =========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                              Year         Year         Year        Year        Year        Year
                                             Ended        Ended        Ended       Ended       Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015         2014         2015        2014        2015        2014
                                          -----------  -----------  -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   413,724  $   318,905  $   313,826  $  419,781  $   43,264  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     858,150      755,725      244,684     173,096      69,828      97,004
    Futures..............................         (43)          --           --          --          --          --
    Foreign Currency Transactions........          --           --       (5,879)     (1,763)     (1,869)       (567)
    In-Kind Redemptions..................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................  (1,018,426)   1,319,300   (1,034,230)   (672,491)     85,013     (82,784)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          654      (1,379)        382        (535)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     253,405    2,393,930     (480,945)    (82,756)    223,748      53,246
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,769,181    1,721,914    1,070,207   1,022,273     102,092     296,221
  Withdrawals............................  (1,305,211)    (578,150)    (705,023)   (387,981)   (199,561)   (125,682)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     463,970    1,143,764      365,184     634,292     (97,469)    170,539
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     717,375    3,537,694     (115,761)    551,536     126,279     223,785
Net Assets
  Beginning of Year......................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $19,094,057  $18,376,682  $ 9,227,905  $9,343,666  $2,631,688  $2,505,409
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                              Year        Year        Year         Year        Year        Year
                                             Ended       Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2015        2014        2015         2014        2015        2014
                                           ----------  ----------  ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   54,891  $   55,094  $   71,555   $   62,544  $   82,887  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (15,143)        882      82,685      111,297     115,635     116,406
    Futures...............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions.........       (913)        (18)        144         (238)     (1,002)       (321)
    In-Kind Redemptions...................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (224,570)   (101,865)       (104)    (148,584)     55,052    (269,561)
    Futures...............................         --          --          --           --         (19)         --
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (11)         86          (41)        (57)       (151)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   (167,721)    (45,918)    196,659       24,978     306,355     (72,800)
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    119,899     315,024      12,907       17,172     454,912     106,051
  Withdrawals.............................   (177,690)    (80,818)   (121,351)     (34,539)   (259,801)    (98,740)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (57,791)    234,206    (108,444)     (17,367)    195,111       7,311
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   (225,512)    188,288      88,215        7,611     501,466     (65,489)
Net Assets
  Beginning of Year.......................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,228,274  $1,453,786  $2,084,113   $1,995,898  $3,653,743  $3,152,277
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The Canadian Small   The Emerging Markets    The Emerging Markets
                                              Company Series            Series             Small Cap Series
                                           -------------------  ----------------------  ----------------------
                                              Year      Year       Year        Year        Year        Year
                                             Ended     Ended      Ended       Ended       Ended       Ended
                                            Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015      2014       2015        2014        2015        2014
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  19,902  $ 20,745  $  101,691  $   99,780  $  134,189  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (9,138)   (2,865)    (99,010)    (24,811)     49,962     101,054
    Futures...............................        --        --       2,478          --          --          --
    Foreign Currency Transactions.........       149        86      (2,204)       (653)     (4,548)       (980)
    In-Kind Redemptions...................     8,042        --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  (228,267)  (64,673)   (686,412)     12,344    (693,734)     20,955
    Translation of Foreign Currency
     Denominated Amounts..................        11         5         (95)        (12)       (241)       (139)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  (209,301)  (46,702)   (683,552)     86,648    (514,372)    231,618
                                           ---------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    20,480   159,436   1,463,845     527,157     792,529     773,201
  Withdrawals.............................   (37,476)   (4,509)   (562,189)   (194,514)   (301,288)   (174,904)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............   (16,996)  154,927     901,656     332,643     491,241     598,297
                                           ---------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  (226,297)  108,225     218,104     419,291     (23,131)    829,915
Net Assets
  Beginning of Year.......................   849,429   741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           ---------  --------  ----------  ----------  ----------  ----------
  End of Year............................. $ 623,132  $849,429  $4,403,555  $4,185,451  $4,898,307  $4,921,438
                                           =========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The U.S. Large Cap Value Series
                                                      --------------------------------------------------------------
                                                          Year         Year         Year         Year        Year
                                                         Ended        Ended        Ended        Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                          2015         2014         2013         2012        2011
---------------------------------------------------------------------------------------------------------------------
Total Return.........................................        1.32%       15.67%       35.68%       18.31%       5.69%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate..............................          16%          15%          15%          10%         14%
---------------------------------------------------------------------------------------------------------------------

                                                                            The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year         Year
                                                                 Ended        Ended       Ended       Ended        Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................         21%          17%          15%         14%          9%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           The Japanese Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.04%       2.46%      30.62%       0.54%      10.07%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average Net Assets.........       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate......................................          6%          9%         16%          7%          5%
-------------------------------------------------------------------------------------------------------------------------

                                                                         The Asia Pacific Small Company Series
                                                              ----------------------------------------------------------
                                                                  Year         Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2015         2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets......................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate......................................          7%           7%           9%         18%       17%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The United Kingdom Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets......................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate......................................         10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          The Continental Small Company Series
                                                              -----------------------------------------------------------
                                                                 Year         Year        Year        Year         Year
                                                                Ended        Ended       Ended       Ended        Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                 2015         2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate......................................         14%         13%          13%          9%         10%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Canadian Small Company Series
                                                              ---------------------------------------------------
                                                                 Year       Year      Year       Year      Year
                                                                Ended      Ended     Ended      Ended     Ended
                                                               Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                 2015       2014      2013       2012      2011
------------------------------------------------------------------------------------------------------------------
Total Return.................................................   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................       18%         5%        14%       22%        24%
------------------------------------------------------------------------------------------------------------------

                                                                               The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets......................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate......................................          9%           5%          4%          5%         16%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The Emerging Markets Small Cap Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets......................       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate......................................         18%           9%         11%         13%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2015, The Asia Pacific Small Company Series had significant transfers of securities with a total value of $17,780 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
              -                                        ----------
              The DFA International Value Series......    $19
              The Japanese Small Company Series.......      4
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....     10
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     31
              The Emerging Markets Small Cap Series...     15

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $417
                 The DFA International Value Series......  293
                 The Japanese Small Company Series.......   66
                 The Asia Pacific Small Company Series...   35
                 The United Kingdom Small Company Series.   45
                 The Continental Small Company Series....   82
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  108
                 The Emerging Markets Small Cap Series...   82

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
         -                                        ---------- ----------
         The U.S. Large Cap Value Series......... $4,001,677 $2,985,119
         The DFA International Value Series......  2,665,270  1,984,575
         The Japanese Small Company Series.......    198,581    159,333
         The Asia Pacific Small Company Series...    102,735     88,864
         The United Kingdom Small Company Series.    276,034    206,995
         The Continental Small Company Series....    867,842    463,002
         The Canadian Small Company Series.......    164,506    133,407
         The Emerging Markets Series.............  1,395,127    380,617
         The Emerging Markets Small Cap Series...  1,539,086    903,678

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
-                                        ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,362,443  $6,266,359   $(163,399)    $6,102,960
The DFA International Value Series......   9,610,599   1,293,660    (600,495)       693,165
The Japanese Small Company Series.......   2,709,273     491,340    (286,920)       204,420
The Asia Pacific Small Company Series...   1,756,672     212,258    (316,853)      (104,595)
The United Kingdom Small Company Series.   1,644,221     677,996    (141,289)       536,707
The Continental Small Company Series....   3,384,646   1,044,611    (434,069)       610,542
The Canadian Small Company Series.......   1,178,046      63,334    (279,097)      (215,763)
The Emerging Markets Series.............   4,110,214   1,080,042    (266,689)       813,353
The Emerging Markets Small Cap Series...   5,902,664     891,995    (680,957)       211,038

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                       Expiration Number of  Contract Unrealized
                                    Description           Date    Contracts*  Value   Gain (Loss)
                               ----------------------- ---------- ---------- -------- -----------
The Continental Small Company
  Series...................... S&P 500 Emini Index(R)   12/18/15    1,165    $120,793    $(19)

* During the year ended October 31, 2015, The Continental Small Company Series' average notional contract amount of outstanding futures contracts was $10,068 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2015:

                                  Location on the Statements of
                                     Assets and Liabilities
                                ----------------------------------
              Derivative Type         Liability Derivatives
              ---------------   ----------------------------------
              Equity contracts  Payables: Futures Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                              Liability Derivatives Value
        -                                     ------------------------
                                                Total Value
                                                     at          Equity
                                              October 31, 2015  Contracts
        -                                     ----------------  ---------
        The Continental Small Company Series.       $(19)         $(19)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain (Loss) on: Futures

                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                               Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                              Total     Contracts  Contracts
                                              -------   ---------  ---------
      The U.S. Large Cap Value Series*...... $   (43)       --      $   (43)
      The DFA International Value Series....      14       $14           --
      The Continental Small Company Series..  (4,875)       --       (4,875)
      The Emerging Markets Series**.........   2,474        (4)       2,478
      The Emerging Markets Small Cap Series.       1         1           --

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                             Total      Contracts  Contracts
                                              -------   ---------  ---------
      The Continental Small Company Series.. $   (19)       --      $   (19)

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

**As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.96%       $31,642         68        $60       $162,215
The DFA International Value Series......     0.87%         7,575         44          8         54,121
The Japanese Small Company Series.......     0.87%         5,552         10          1         17,597
The Asia Pacific Small Company Series...     0.86%         2,621         26          2         10,948
The United Kingdom Small Company Series.     0.85%         4,186         11          1         23,419
The Continental Small Company Series....     0.86%           247          7         --            630
The Emerging Markets Series.............     0.92%        16,820         30         12         73,594
The Emerging Markets Small Cap Series...     0.87%         7,134         28          5         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   As of October 31, 2015, The Emerging Markets Series had a loan outstanding in the amount of $26,898 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

           Portfolio                              Purchases  Sales
           ---------                              --------- --------
           The U.S. Large Cap Value Series....... $202,520  $158,986
           The Canadian Small Company Series.....   11,242       211
           The Continental Small Company Series..   39,639    27,329
           The Emerging Markets Series...........       92     2,682
           The Asia Pacific Small Company Series.   10,200        48
           The Japanese Small Company Series.....    4,576       365
           The Emerging Markets Small Cap Series.      112     2,660
           The DFA International Value Series....   13,246    27,621

J. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $583,516
                The DFA International Value Series....    3,425
                The Japanese Small Company Series.....    8,228
                The Asia Pacific Small Company Series.   17,196
                The Canadian Small Company Series.....    3,527
                The Emerging Markets Series...........  168,133
                The Emerging Markets Small Cap Series.  341,796

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes.

   During the year ended October 31, 2015, the Series realized net gains (losses) on in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The Asia Pacific Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 37,825,591 99.09%  99.09% 345,511   0.91%     0.91%
(b) George M. Constantinides. 37,884,069 99.25%  99.25% 287,033   0.75%     0.75%
(c) John P. Gould............ 37,861,311 99.19%  99.19% 309,791   0.81%     0.81%
(d) Roger G. Ibbotson........ 37,884,385 99.25%  99.25% 286,717   0.75%     0.75%
(e) Edward P. Lazear......... 37,780,396 98.98%  98.98% 390,706   1.02%     1.02%
(f) Eduardo A. Repetto....... 37,885,052 99.25%  99.25% 286,050   0.75%     0.75%
(g) Myron S. Scholes......... 37,862,827 99.19%  99.19% 308,275   0.81%     0.81%
(h) Abbie J. Smith........... 37,754,855 98.91%  98.91% 416,247   1.09%     1.09%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,709,554  98.79%  98.79% 173,360  0.45%    0.45%   288,189  0.75%    0.75%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,771,298  98.95%  98.95% 122,158  0.32%    0.32%   277,646  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
35,989,596  94.28%  94.28% 314,133  0.82%    0.82%   1,867,373  4.89%    4.89%      0      0.00%

The Canadian Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 74,114,863 99.09%  99.09% 676,990   0.91%     0.91%
(b) George M. Constantinides. 74,229,444 99.25%  99.25% 562,409   0.75%     0.75%
(c) John P. Gould............ 74,184,852 99.19%  99.19% 607,001   0.81%     0.81%
(d) Roger G. Ibbotson........ 74,230,063 99.25%  99.25% 561,790   0.75%     0.75%
(e) Edward P. Lazear......... 74,026,309 98.98%  98.98% 765,544   1.02%     1.02%
(f) Eduardo A. Repetto....... 74,231,370 99.25%  99.25% 560,483   0.75%     0.75%
(g) Myron S. Scholes......... 74,187,823 99.19%  99.19% 604,030   0.81%     0.81%
(h) Abbie J. Smith........... 73,976,265 98.91%  98.91% 815,588   1.09%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
74,008,482  98.95%  98.95% 239,355  0.32%    0.32%   544,016  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
70,517,448  94.28%  94.28% 615,506  0.82%    0.82%   3,658,897  4.89%    4.89%      0      0.00%

The Continental Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(b) George M. Constantinides. 49,714,697 99.38%  99.38% 311,571   0.62%     0.62%
(c) John P. Gould............ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(d) Roger G. Ibbotson........ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(e) Edward P. Lazear......... 49,752,736 99.45%  99.45% 273,532   0.55%     0.55%
(f) Eduardo A. Repetto....... 49,656,864 99.26%  99.26% 369,404   0.74%     0.74%
(g) Myron S. Scholes......... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(h) Abbie J. Smith........... 49,840,567 99.63%  99.63% 185,701   0.37%     0.37%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,716,647  99.38%  99.38% 177,160  0.35%    0.35%   132,461  0.26%    0.26%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,818,048  99.58%  99.58% 75,760   0.15%    0.15%   132,461  0.26%    0.26%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,685,627  99.32%  99.32% 99,864   0.20%    0.20%   240,777  0.48%    0.48%      0      0.00%

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126 98.04%  98.04%  9,076,149  1.96%     1.96%
(b) George M. Constantinides. 453,092,853 98.03%  98.03%  9,091,422  1.97%     1.97%
(c) John P. Gould............ 453,054,483 98.02%  98.02%  9,129,792  1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273 98.07%  98.07%  8,926,002  1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321 97.98%  97.98%  9,327,954  2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258 98.06%  98.06%  8,945,017  1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790 97.91%  97.91%  9,675,485  2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977 97.65%  97.65% 10,882,298  2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866  96.66%  96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642  97.60%  97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784  97.51%  97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0      0.00%

The Emerging Markets Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 87,739,395 98.78%  98.78% 1,079,518  1.22%     1.22%
(b) George M. Constantinides. 87,783,464 98.83%  98.83% 1,035,449  1.17%     1.17%
(c) John P. Gould............ 87,769,909 98.82%  98.82% 1,049,004  1.18%     1.18%
(d) Roger G. Ibbotson........ 87,791,579 98.84%  98.84% 1,027,334  1.16%     1.16%
(e) Edward P. Lazear......... 87,789,929 98.84%  98.84% 1,028,984  1.16%     1.16%
(f) Eduardo A. Repetto....... 87,796,912 98.85%  98.85% 1,022,001  1.15%     1.15%
(g) Myron S. Scholes......... 87,705,313 98.75%  98.75% 1,113,600  1.25%     1.25%
(h) Abbie J. Smith........... 85,316,269 96.06%  96.06% 3,502,644  3.94%     3.94%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,745,802  97.67%  97.67% 423,439  0.48%    0.48%   1,649,672  1.86%    1.86%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,818,736  97.75%  97.75% 361,262  0.41%    0.41%   1,638,915  1.85%    1.85%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,581,315  97.48%  97.48% 589,368  0.66%    0.66%   1,648,230  1.86%    1.86%      0      0.00%

The Emerging Markets Small Cap Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 86,064,678 99.33%  99.33% 584,535   0.67%     0.67%
(b) George M. Constantinides. 86,156,588 99.43%  99.43% 492,625   0.57%     0.57%
(c) John P. Gould............ 86,153,304 99.43%  99.43% 495,909   0.57%     0.57%
(d) Roger G. Ibbotson........ 86,160,010 99.44%  99.44% 489,203   0.56%     0.56%
(e) Edward P. Lazear......... 86,164,175 99.44%  99.44% 485,038   0.56%     0.56%
(f) Eduardo A. Repetto....... 86,156,406 99.43%  99.43% 492,807   0.57%     0.57%
(g) Myron S. Scholes......... 85,967,163 99.21%  99.21% 682,050   0.79%     0.79%
(h) Abbie J. Smith........... 86,048,153 99.31%  99.31% 601,060   0.69%     0.69%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
80,880,220  93.34%  93.34% 5,436,765  6.27%    6.27%   332,228  0.38%    0.38%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
81,015,334  93.50%  93.50% 5,302,501  6.12%    6.12%   331,378  0.38%    0.38%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
79,459,175  91.70%  91.70% 6,851,692  7.91%    7.91%   338,346  0.39%    0.39%      0      0.00%

The Japanese Small Company Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 193,237,882 97.35%  97.35% 5,252,567  2.65%     2.65%
(b) George M. Constantinides. 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(c) John P. Gould............ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(d) Roger G. Ibbotson........ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(e) Edward P. Lazear......... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(f) Eduardo A. Repetto....... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(g) Myron S. Scholes......... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(h) Abbie J. Smith........... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,276,661  99.89%  99.89% 161,294  0.08%    0.08%   52,494   0.03%    0.03%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,399,694  99.95%  99.95% 47,095   0.02%    0.02%   43,660   0.02%    0.02%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,275,868  99.89%  99.89% 85,473   0.04%    0.04%   129,108  0.07%    0.07%      0      0.00%

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059 96.62%  96.62% 17,618,695  3.38%     3.38%
(b) George M. Constantinides. 503,597,746 96.65%  96.65% 17,455,008  3.35%     3.35%
(c) John P. Gould............ 503,629,830 96.66%  96.66% 17,422,924  3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033 96.65%  96.65% 17,459,721  3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656 96.68%  96.68% 17,307,098  3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147 96.67%  96.67% 17,352,607  3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500 96.63%  96.63% 17,541,254  3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591 96.43%  96.43% 18,608,163  3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394  95.80%  95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537  94.17%  94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0      0.00%

The United Kingdom Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(b) George M. Constantinides. 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(c) John P. Gould............ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(d) Roger G. Ibbotson........ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(e) Edward P. Lazear......... 32,446,368 99.37%  99.37% 205,865   0.63%     0.63%
(f) Eduardo A. Repetto....... 32,488,097 99.50%  99.50% 164,136   0.50%     0.50%
(g) Myron S. Scholes......... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(h) Abbie J. Smith........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,393,955  99.21%  99.21% 228,811  0.70%    0.70%   29,468   0.09%    0.09%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,581,959  99.78%  99.78% 40,807   0.12%    0.12%   29,467   0.09%    0.09%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,364,627  99.12%  99.12% 60,545   0.19%    0.19%   227,061  0.70%    0.70%      0      0.00%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
10/1/2005               $10,000                    $10,000
11/1/2005                10,742                     10,827
12/1/2005                11,420                     11,467
 1/1/2006                12,517                     12,748
 2/1/2006                12,568                     12,733
 3/1/2006                12,998                     12,845
 4/1/2006                14,133                     13,760
 5/1/2006                12,609                     12,318
 6/1/2006                12,497                     12,288
 7/1/2006                12,798                     12,461
 8/1/2006                13,031                     12,779
 9/1/2006                13,301                     12,885
10/1/2006                14,229                     13,497
11/1/2006                15,273                     14,500
12/1/2006                15,814                     15,153
 1/1/2007                16,063                     14,993
 2/1/2007                16,159                     14,904
 3/1/2007                17,006                     15,496
 4/1/2007                18,367                     16,231
 5/1/2007                19,769                     17,019
 6/1/2007                20,337                     17,816
 7/1/2007                21,307                     18,756
 8/1/2007                20,627                     18,358
 9/1/2007                22,489                     20,385
10/1/2007                24,965                     22,659
11/1/2007                23,153                     21,052
12/1/2007                23,124                     21,126
 1/1/2008                20,831                     18,490
 2/1/2008                21,669                     19,855
 3/1/2008                20,945                     18,804
 4/1/2008                22,567                     20,330
 5/1/2008                22,769                     20,707
 6/1/2008                20,128                     18,641
 7/1/2008                19,739                     17,938
 8/1/2008                18,057                     16,506
 9/1/2008                14,944                     13,617
10/1/2008                10,308                      9,890
11/1/2008                 9,530                      9,146
12/1/2008                10,706                      9,859
 1/1/2009                 9,744                      9,222
 2/1/2009                 8,916                      8,702
 3/1/2009                10,463                      9,953
 4/1/2009                12,522                     11,609
 5/1/2009                15,347                     13,593
 6/1/2009                15,161                     13,409
 7/1/2009                17,201                     14,917
 8/1/2009                17,337                     14,864
 9/1/2009                18,942                     16,213
10/1/2009                18,497                     16,233
11/1/2009                19,684                     16,930
12/1/2009                20,667                     17,599
 1/1/2010                19,497                     16,618
 2/1/2010                19,655                     16,676
 3/1/2010                21,388                     18,022
 4/1/2010                21,534                     18,241
 5/1/2010                19,287                     16,636
 6/1/2010                19,408                     16,514
 7/1/2010                21,214                     17,889
 8/1/2010                20,833                     17,542
 9/1/2010                23,343                     19,491
10/1/2010                24,149                     20,057
11/1/2010                23,376                     19,528
12/1/2010                25,327                     20,921
 1/1/2011                24,538                     20,354
 2/1/2011                24,141                     20,164
 3/1/2011                25,534                     21,349
 4/1/2011                26,453                     22,012
 5/1/2011                25,453                     21,434
 6/1/2011                24,934                     21,104
 7/1/2011                24,736                     21,011
 8/1/2011                22,234                     19,133
 9/1/2011                18,250                     16,344
10/1/2011                20,655                     18,508
11/1/2011                19,615                     17,275
12/1/2011                18,918                     17,067
 1/1/2012                21,550                     19,003
 2/1/2012                22,866                     20,141
 3/1/2012                21,890                     19,468
 4/1/2012                21,186                     19,236
 5/1/2012                18,846                     17,079
 6/1/2012                19,704                     17,738
 7/1/2012                19,586                     18,084
 8/1/2012                19,866                     18,024
 9/1/2012                21,149                     19,111
10/1/2012                20,882                     18,995
11/1/2012                21,121                     19,236
12/1/2012                22,667                     20,177
 1/1/2013                23,040                     20,455
 2/1/2013                22,663                     20,198
 3/1/2013                22,477                     19,850
 4/1/2013                22,679                     20,000
 5/1/2013                22,040                     19,487
 6/1/2013                20,190                     18,246
 7/1/2013                20,590                     18,437
 8/1/2013                20,161                     18,120
 9/1/2013                21,655                     19,298
10/1/2013                22,643                     20,236
11/1/2013                22,109                     19,940
12/1/2013                21,894                     19,652
 1/1/2014                20,372                     18,376
 2/1/2014                20,829                     18,984
 3/1/2014                21,765                     19,567
 4/1/2014                21,914                     19,633
 5/1/2014                22,813                     20,318
 6/1/2014                23,416                     20,858
 7/1/2014                23,866                     21,261
 8/1/2014                24,404                     21,740
 9/1/2014                22,416                     20,129
10/1/2014                22,396                     20,366
11/1/2014                22,032                     20,151
12/1/2014                21,016                     19,222
 1/1/2015                20,850                     19,337
 2/1/2015                21,599                     19,936
 3/1/2015                20,999                     19,652
 4/1/2015                23,088                     21,164
 5/1/2015                22,068                     20,316
 6/1/2015                21,376                     19,789
 7/1/2015                19,671                     18,417
 8/1/2015                17,890                     16,751           Past performance is not predictive of
 9/1/2015                17,299                     16,247           future performance.
10/1/2015                18,376                     17,406           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five        Ten            would pay on fund distributions or the
         Total Return          Year       Years      Years           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -17.95%     -5.32%     6.27%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small Cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -17.95% for the Fund and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Fund's relative underperformance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $  795.90    0.15%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.8%
              Consumer Staples.............................   5.4%
              Energy.......................................  11.9%
              Financials...................................  33.9%
              Health Care..................................   0.5%
              Industrials..................................  11.9%
              Information Technology.......................   8.1%
              Materials....................................  15.6%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.7%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.3%)
    BM&FBovespa SA......................................  27,909,603 $   82,522,759            0.6%
#*  Petroleo Brasileiro SA Sponsored ADR................  21,223,195    103,569,192            0.7%
    Vale SA Sponsored ADR...............................  19,427,065     84,702,003            0.6%
    Other Securities....................................                426,443,780            2.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................                697,237,734            4.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,571,144     73,817,658            0.5%
    Other Securities....................................                164,305,871            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                238,123,529            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 199,469,000     81,821,460            0.6%
    Bank of China, Ltd. Class H......................... 579,431,817    273,237,620            1.8%
    China Construction Bank Corp. Class H............... 567,119,101    411,022,909            2.7%
    China Petroleum & Chemical Corp. ADR................   1,111,578     80,122,528            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,257,121     89,117,446            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 315,696,996    200,248,210            1.3%
    Other Securities....................................              1,129,151,994            7.5%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,264,722,167           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 27,307,607            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 39,873,421            0.3%
                                                                     --------------           -----

GREECE -- (0.1%)
    Other Securities....................................                 11,242,260            0.1%
                                                                     --------------           -----

HUNGARY -- (0.5%)
    OTP Bank P.L.C......................................   3,475,169     67,250,529            0.4%
    Other Securities....................................                 10,499,068            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 77,749,597            0.5%
                                                                     --------------           -----

INDIA -- (10.5%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    144,149,070            1.0%
    Reliance Industries, Ltd............................  20,856,155    301,676,785            2.0%
    State Bank of India.................................  19,322,648     69,888,011            0.5%
*   Tata Motors, Ltd....................................  10,219,832     60,331,831            0.4%
    Other Securities....................................              1,121,959,003            7.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,698,004,700           11.3%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                390,190,631            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                          3            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.5%)
    Other Securities....................................                566,388,312            3.7%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (6.2%)
    Alfa S.A.B. de C.V. Class A.........................  36,207,006 $   75,054,056            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  13,933,905     87,922,941            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,168,951    214,921,354            1.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,258,812    113,811,570            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  27,784,953     67,722,227            0.5%
    Other Securities....................................                439,975,580            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                999,407,728            6.6%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                199,749,737            1.3%
                                                                     --------------           -----

POLAND -- (1.9%)
    KGHM Polska Miedz SA................................   2,445,575     56,776,719            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,763,329     54,952,558            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   4,821,675     78,224,224            0.5%
    Other Securities....................................                122,739,035            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                312,692,536            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom PAO Sponsored ADR...........................  65,148,616    274,557,897            1.8%
    Other Securities....................................                 59,528,568            0.4%
                                                                     --------------           -----
TOTAL RUSSIA............................................                334,086,465            2.2%
                                                                     --------------           -----

SOUTH AFRICA -- (7.8%)
    Barclays Africa Group, Ltd..........................   5,869,836     75,226,902            0.5%
    Nedbank Group, Ltd..................................   3,612,203     60,045,689            0.4%
    Sanlam, Ltd.........................................  16,663,544     75,281,328            0.5%
    Sasol, Ltd..........................................   2,355,745     75,481,998            0.5%
    Standard Bank Group, Ltd............................  17,509,455    181,925,436            1.2%
#   Steinhoff International Holdings, Ltd...............  27,223,846    166,431,274            1.1%
    Other Securities....................................                633,912,893            4.2%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,268,305,520            8.4%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
#   Hana Financial Group, Inc...........................   3,334,337     81,087,678            0.6%
#   Hyundai Motor Co....................................   1,078,089    147,261,123            1.0%
    KB Financial Group, Inc.............................   1,730,536     54,825,731            0.4%
    KB Financial Group, Inc. ADR........................   3,077,876     97,045,430            0.7%
#   LG Corp.............................................   1,044,400     60,430,868            0.4%
#   LG Electronics, Inc.................................   1,776,548     76,270,868            0.5%
#   POSCO...............................................     632,815    101,763,525            0.7%
#   POSCO ADR...........................................   1,579,642     63,233,069            0.4%
    Shinhan Financial Group Co., Ltd....................   3,885,795    148,302,300            1.0%
#   Shinhan Financial Group Co., Ltd. ADR...............   1,556,685     59,698,869            0.4%
    SK Holdings Co., Ltd................................     292,740     68,428,148            0.5%
*   SK Innovation Co., Ltd..............................     640,023     66,363,000            0.5%
    Other Securities....................................              1,340,729,543            8.6%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,365,440,152           15.7%
                                                                     --------------           -----

TAIWAN -- (14.6%)
#   First Financial Holding Co., Ltd.................... 146,481,416     70,941,315            0.5%
#   Fubon Financial Holding Co., Ltd....................  91,243,471    147,478,747            1.0%
#   Mega Financial Holding Co., Ltd..................... 121,989,915     88,888,270            0.6%
#   Pegatron Corp.......................................  27,193,998     66,452,937            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
#     United Microelectronics Corp......... 217,495,681 $    79,324,196            0.5%
      Other Securities.....................               1,904,549,200           12.5%
                                                        ---------------          ------
TOTAL TAIWAN...............................               2,357,634,665           15.6%
                                                        ---------------          ------

THAILAND -- (3.0%)
      PTT PCL..............................  19,096,000     147,646,025            1.0%
      Other Securities.....................                 340,353,667            2.2%
                                                        ---------------          ------
TOTAL THAILAND.............................                 487,999,692            3.2%
                                                        ---------------          ------

TURKEY -- (1.8%)
      Other Securities.....................                 282,663,633            1.9%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              14,618,820,089           96.9%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.2%)
#*    Petroleo Brasileiro SA Sponsored ADR.  22,171,529      88,464,401            0.6%
      Vale SA..............................  26,922,000      97,935,556            0.7%
      Other Securities.....................                 178,526,745            1.1%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 364,926,702            2.4%
                                                        ---------------          ------

CHILE -- (0.0%)
      Other Securities.....................                      58,113            0.0%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  12,507,410            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 377,492,225            2.5%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                      32,066            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     247,122            0.0%
                                                        ---------------          ------

POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                     880,170            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                          --            0.0%
TOTAL RIGHTS/WARRANTS......................                   1,159,358            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              14,997,471,672
                                                        ---------------

SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 101,513,583   1,174,512,160            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,193,170,809).................               $16,171,983,832          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  269,349,848 $   427,887,886   --    $   697,237,734
  Chile.......................     80,710,975     157,412,554   --        238,123,529
  China.......................    198,523,609   2,066,198,558   --      2,264,722,167
  Colombia....................     27,307,607              --   --         27,307,607
  Czech Republic..............             --      39,873,421   --         39,873,421
  Greece......................             --      11,242,260   --         11,242,260
  Hungary.....................             --      77,749,597   --         77,749,597
  India.......................    159,698,710   1,538,305,990   --      1,698,004,700
  Indonesia...................      5,925,352     384,265,279   --        390,190,631
  Israel......................             --               3   --                  3
  Malaysia....................             --     566,388,312   --        566,388,312
  Mexico......................    999,406,808             920   --        999,407,728
  Philippines.................             --     199,749,737   --        199,749,737
  Poland......................             --     312,692,536   --        312,692,536
  Russia......................        431,452     333,655,013   --        334,086,465
  South Africa................    148,029,244   1,120,276,276   --      1,268,305,520
  South Korea.................    258,167,871   2,107,272,281   --      2,365,440,152
  Taiwan......................     26,998,912   2,330,635,753   --      2,357,634,665
  Thailand....................    484,976,089       3,023,603   --        487,999,692
  Turkey......................             --     282,663,633   --        282,663,633
Preferred Stocks
  Brazil......................    141,080,149     223,846,553   --        364,926,702
  Chile.......................             --          58,113   --             58,113
  Colombia....................     12,507,410              --   --         12,507,410
Rights/Warrants
  Hong Kong...................             --          32,066   --             32,066
  Malaysia....................             --         247,122   --            247,122
  Poland......................             --              --   --                 --
  South Korea.................             --         880,170   --            880,170
  Taiwan......................             --              --   --                 --
Securities Lending Collateral.             --   1,174,512,160   --      1,174,512,160
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,813,114,036 $13,358,869,796   --    $16,171,983,832
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,522,191 of securities on loan)*....... $14,997,472
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,174,512
Foreign Currencies at Value..............................................      31,573
Cash.....................................................................      33,844
Receivables:
  Investment Securities Sold.............................................      45,382
  Dividends, Interest and Tax Reclaims...................................       2,696
  Securities Lending Income..............................................       2,964
Unrealized Gain on Foreign Currency Contracts............................           2
                                                                          -----------
     Total Assets........................................................  16,288,445
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,174,512
  Investment Securities Purchased........................................      22,801
  Due to Advisor.........................................................       1,293
Unrealized Loss on Foreign Currency Contracts............................          14
Accrued Expenses and Other Liabilities...................................       1,767
                                                                          -----------
     Total Liabilities...................................................   1,200,387
                                                                          -----------
NET ASSETS............................................................... $15,088,058
                                                                          ===========
Investments at Cost...................................................... $18,018,659
                                                                          ===========
Foreign Currencies at Cost............................................... $    31,578
                                                                          ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

 Investment Income
   Dividends (Net of Foreign Taxes Withheld of $65,430).......... $   432,618
   Income from Securities Lending................................      31,345
                                                                  -----------
      Total Investment Income....................................     463,963
                                                                  -----------
 Expenses
   Investment Advisory Services Fees.............................      17,254
   Accounting & Transfer Agent Fees..............................         909
   Custodian Fees................................................       7,106
   Shareholders' Reports.........................................          45
   Directors'/Trustees' Fees & Expenses..........................          90
   Professional Fees.............................................         533
   Other.........................................................         500
                                                                  -----------
      Total Expenses.............................................      26,437
                                                                  -----------
   Fees Paid Indirectly (Note C).................................         (45)
                                                                  -----------
   Net Expenses..................................................      26,392
                                                                  -----------
   Net Investment Income (Loss)..................................     437,571
                                                                  -----------
 Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:..................................
     Investment Securities Sold..................................    (413,376)
     Foreign Currency Transactions...............................      (7,896)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency..................  (3,319,869)
     Translation of Foreign Currency Denominated Amounts.........         108
                                                                  -----------
   Net Realized and Unrealized Gain (Loss).......................  (3,741,033)
                                                                  -----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $(3,303,462)
                                                                  ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Year         Year
                                                                            Ended        Ended
                                                                           Oct. 31,     Oct. 31,
                                                                             2015         2014
                                                                         -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   437,571  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    (413,376)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (7,896)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  (3,319,869)    (181,244)
    Translation of Foreign Currency Denominated Amounts.................         108          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  (3,303,462)    (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,713,486    1,596,852
  Withdrawals...........................................................  (2,249,483)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (535,997)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................  (3,839,459)    (499,769)
Net Assets
  Beginning of Year.....................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Year........................................................... $15,088,058  $18,927,517
                                                                         ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                       Dimensional Emerging Markets Value Fund
                                                         -----------------------------------------------------------------
                                                             Year          Year          Year         Year         Year
                                                            Ended         Ended         Ended        Ended        Ended
                                                           Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                                             2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................................          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2015, the Fund had significant transfers of securities with a total value of $9,729 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $461 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Fund approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Fund. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Fund's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Fund's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2015, expenses reduced were $45 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,411,626 $2,482,924

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,364,038  $2,194,596  $(3,225,544)  $(1,030,948)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.88%       $20,486         88        $44        $75,363

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2015.

H. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

            Portfolio                                Purchases Sales
            ---------                                --------- -----
            Dimensional Emerging Markets Value Fund.  $2,761   $175

I. Securities Lending:

   As of October 31, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $487,943 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Emerging Markets Value Fund ("DEM") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DEM, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of DEM approved each of the applicable proposals for DEM presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by DEM. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DEM

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 323,015,541 96.30%  96.30% 12,412,123  3.70%     3.70%
(b) George M. Constantinides. 323,266,980 96.37%  96.37% 12,160,684  3.63%     3.63%
(c) John P. Gould............ 323,696,899 96.50%  96.50% 11,730,765  3.50%     3.50%
(d) Roger G. Ibbotson........ 324,189,806 96.65%  96.65% 11,237,858  3.35%     3.35%
(e) Edward P. Lazear......... 323,704,087 96.50%  96.50% 11,723,577  3.50%     3.50%
(f) Eduardo A. Repetto....... 324,199,157 96.65%  96.65% 11,228,507  3.35%     3.35%
(g) Myron S. Scholes......... 323,771,851 96.53%  96.53% 11,655,813  3.47%     3.47%
(h) Abbie J. Smith........... 322,178,714 96.05%  96.05% 13,248,950  3.95%     3.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- -------- --------
319,582,522  95.28%  95.28% 639,608  0.19%    0.19%   15,205,534  4.53%    4.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
309,869,713  92.38%  92.38% 11,732,208  3.50%    3.50%   13,825,743  4.12%    4.12%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
290,789,247. 86.69%  86.69% 30,462,441  9.08%    9.08%   14,175,976  4.23%    4.23%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides    DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and      DIG-Since 1993        investment companies   Chicago Booth School of Business.
DIG. Trustee of DFAITC      DFAITC-Since 1992
and DEM. The University     DEM-Since 1993
of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould               DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and      DIG-Since 1993        investment companies   Service Professor of Economics, University of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
and DEM                     DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
The University of Chicago                                                Council, Chicago Mercantile Exchange (futures
Booth School of Business                                                 trading exchange) (since 2004). Trustee, Harbor
5807 S. Woodlawn                                                         Fund (registered investment company) (29
Avenue                                                                   Portfolios) (since 1994). Formerly, Member of the
Chicago, IL 60637                                                        Board of Milwaukee Insurance Company
1939                                                                     (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
and DEM.                    DEM-Since 1993                               fund and asset manager) (since 2001). Consultant to
Yale School of                                                           Morningstar Inc. (since 2006). Formerly, Director,
Management                                                               BIRR Portfolio Analysis, Inc. (software products)
P.O. Box 208200                                                          (1990-2010).
New Haven, CT 06520-
8200
1943
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear            DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DIG-Since 2010        investment companies   (since 2002). Jack Steele Parker Professor of
DIG. Trustee of DFAITC      DFAITC-Since 2010                            Human Resources Management and Economics,
and DEM.                    DEM-Since 2010                               Graduate School of Business, Stanford University
Stanford University                                                      (since 1995). Cornerstone Research (expert
Graduate School of                                                       testimony and economic and financial analysis)
Business                                                                 (since 2009). Formerly, Chairman of the President
518 Memorial Way                                                         George W. Bush's Council of Economic Advisers
Stanford, CA 94305-5015                                                  (2006-2009). Formerly, Council of Economic
1948                                                                     Advisors, State of California (2005-2006). Formerly,
                                                                         Commissioner, White House Panel on Tax Reform
                                                                         (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes            DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and      DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
and DEM.                    DEM-Since 1993                               Stanford University (since 1981). Chairman, Ruapay
c/o Dimensional Fund                                                     Inc. (since 2013). Formerly, Chairman, Platinum
Advisors, LP                                                             Grove Asset Management, L.P. (hedge fund)
6300 Bee Cave Road                                                       (formerly, Oak Hill Platinum Partners) (1999-2009).
Building 1                                                               Formerly, Director, American Century Fund Complex
Austin, TX 78746                                                         (registered investment companies) (43 Portfolios)
1941                                                                     (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith              DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago Booth
DIG.                        DFAITC-Since 2000                            School of Business (since 1980). Director, HNI
Trustee of DFAITC and       DEM-Since 2000                               Corporation (formerly known as HON Industries Inc.)
DEM.                                                                     (office furniture) (since 2000). Director, Ryder
The University of Chicago                                                System Inc. (transportation, logistics and supply-
Booth School of Business                                                 chain management) (since 2003). Trustee, UBS
5807 S. Woodlawn                                                         Funds (4 investment companies within the fund
Avenue                                                                   complex) (33 portfolios) (since 2009). Formerly,
Chicago, IL 60637                                                        Co-Director Investment Research, Fundamental
1953                                                                     Investment Advisors (hedge fund) (2008-2011).

      Name, Position                             Portfolios within the
      with the Fund,        Term of Office1 and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service          Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth              DFAIDG-Since 1981    122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/         DIG-Since 1992       investment companies   Executive Officer and formerly, Chief Executive
Trustee, President and      DFAITC-Since 1992                           Officer (until 1/1/2010) of the following companies:
Co-Chief Executive          DEM-Since 1993                              Dimensional Holdings Inc., Dimensional Fund
Officer                                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
6300 Bee Cave Road,                                                     DIG and DFAITC (collectively, the "DFA Entities").
Building One Austin,                                                    Director of Dimensional Fund Advisors Ltd. and
TX 78746                                                                formerly, Chief Investment Officer. Director of DFA
1946                                                                    Australia Limited and formerly, President and Chief
                                                                        Investment Officer. Director of Dimensional Advisors
                                                                        Ltd., Dimensional Funds plc and Dimensional Funds
                                                                        II plc. Formerly, President, Dimensional SmartNest
                                                                        (US) LLC (2009-2014). Formerly, Limited Partner,
                                                                        Oak Hill Partners (2001- 2010). Limited Partner, VSC
                                                                        Investors, LLC (since 2007). Trustee, University of
                                                                        Chicago. Trustee, University of Kansas Endowment
                                                                        Association. Formerly, Director, SA Funds
                                                                        (registered investment company). Chairman, Director
                                                                        and Co- Chief Executive Officer of Dimensional Fund
                                                                        Advisors Canada ULC. Director and President
                                                                        (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                        Director, President and Co-Chief Executive Officer of
                                                                        Dimensional Cayman Commodity Fund I Ltd.
                                                                        (since 2010).
------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto          DFAIDG-Since 2009    122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief  DIG-Since 2009       investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-   DFAITC-Since 2009                           2014), Director/Trustee, and formerly, Chief
Chief Investment Officer    DEM-Since 2009                              Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                     DFA Entities. Director, Co-Chief Executive Officer
Building One                                                            and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                        Dimensional Cayman Commodity Fund I Ltd.
1967                                                                    Director, Co-Chief Executive Officer, President and
                                                                        Co-Chief Investment Officer of Dimensional Fund
                                                                        Advisors Canada ULC and formerly, Chief
                                                                        Investment Officer (until April 2014). Co-Chief
                                                                        Investment Officer, Vice President, and Director of
                                                                        DFA Australia Limited and formerly, Chief
                                                                        Investment Officer (until April 2014). Director of
                                                                        Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                        plc, Dimensional Funds II plc and Dimensional
                                                                        Advisors Ltd. Formerly, Vice President of the DFA
                                                                        Entities and Dimensional Fund Advisors Canada
                                                                        ULC. Director and Chief Investment Officer (since
                                                                        December 2012) of Dimensional Japan Ltd.

/1 /Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013).
-----------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional
                                                               Fund Advisors LP (January 2011-January 2014);
                                                               Partner at Stonehouse Consulting (2010).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President and Assistant
                                                               Secretary of Dimensional Fund Advisors Canada
                                                               ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012); Regional
                                                               Director at Russell Investments (April 2006-
                                                               December 2010).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               and Senior Associate (July 2008-December 2009)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011); Wealth Management
                                                               Consultant for Saybrus Partners (May 2008-
                                                               October 2010).
-----------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive
                                                               for Vanguard (2004-June 2011).
------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2008-2010).
------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager for Dimensional Fund Advisors
                                                               LP (October 2005 to January 2012).
------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA
1972                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC. Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Head of Institutional,
                                                               North America (March 2012 to December 2013)
                                                               and Head of Portfolio Management (January 2006
                                                               to March 2012) for Dimensional Fund Advisors
                                                               LP.
------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (September 2011-March 2013); Vice President
                                                               at MullinTBG (2005-2011).
------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2010-March 2014); Vice President,
                                                               Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009-2010); Vice President at Credit
                                                               Suisse (2007-2009).
------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2003-March 2014).
------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2002-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                           Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                     Limited and Dimensional Fund Advisors Ltd. Vice
                                                               President, Chief Compliance Officer and Chief
                                                               Privacy Officer of Dimensional Fund Advisors
                                                               Canada ULC. Formerly, Vice President and
                                                               Global Chief Compliance Officer for Dimensional
                                                               SmartNest (US) LLC (October 2010-2014).
------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC.
------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014)
                                                               and Senior Associate (August 2010-December
                                                               2011) for Dimensional Fund Advisors LP; MBA
                                                               and MPA at the University of Texas at Austin
                                                               (August 2007-May 2010).
------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                           Senior Associate, Research (November 2012-
                                                               January 2015) for Dimensional Fund Advisors LP;
                                                               Senior Consultant, NERA Economic Consulting,
                                                               New York (May 2010-November 2012).
------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010)
                                                               and Research Assistant (April 2006-August 2008)
                                                               for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP
                                                               (since February 2013). Formerly, Senior Manager
                                                               of Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director
                                                               of Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Ltd. (July 2008-March 2013).
------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager of Dimensional Fund Advisors
                                                               LP (September 2004-January 2012).
------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2011-January 2014); Senior Vice
                                                               President of First Trust Advisors L.P. (2007-
                                                               July 2011).
------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President        Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                         Vice President for Dimensional SmartNest (US)
                                                             LLC (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
---------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
---------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
---------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior
1975                                                         Trader for Dimensional Fund Advisors LP (since
                                                             2012). Formerly, Senior Trader (2009-2012).
---------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President and
                                                             Senior Counsel for State Street Global Advisors
                                                             (November 2008-January 2011).
---------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA
1958                  Controller                             Entities. Formerly, Vice President of T. Rowe
                                                             Price Group, Inc. and Director of Investment
                                                             Treasury and Treasurer of the T. Rowe Price
                                                             Funds (March 2008-July 2015).
---------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
---------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-
                                                             January 2015) for Dimensional Fund Advisors LP;
                                                             Senior Compliance Manager for Janus Capital
                                                             Group, Inc. (March 2004-November 2010).
---------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems
                                                             (January 2011-January 2014) and Project
                                                             Manager (2007-2010) for Dimensional Fund
                                                             Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for
                                                             Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                    Operations for Financial Advisor Services for
                                                        Dimensional Fund Advisors LP (since July 2014).
                                                        Formerly, Counsel of Dimensional Fund Advisors
                                                        LP (August 2011-January 2014); Associate at
                                                        Andrews Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice
                                                        President, and Chief Privacy Officer of
                                                        Dimensional Fund Advisors Canada ULC (until
                                                        February 2015); Director of DFA Australia Limited,
                                                        Dimensional Fund Advisors Ltd. and Dimensional
                                                        Advisors Ltd. (until February 2015); Director and
                                                        Vice President of Dimensional Hong Kong Limited
                                                        and Dimensional Fund Advisors Pte. Ltd. (until
                                                        February 2015); and Director, Vice President and
                                                        Chief Operating Officer of Dimensional Japan Ltd.
                                                        (until May 2015).
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (April 2006-January 2012).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2007-2010).
-----------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service             Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President           Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                         Chief Executive Officer for Dimensional
                                                             SmartNest (US) LLC (July 2012-November 2014).
----------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                         Vice President-Global Operations at Janus
                                                             Capital Group (2005-2011).
----------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012)
                                                             and Trader (2000-2009) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund
                                                             Advisors LP (July 2008-2010).
----------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
----------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January
                                                             2015) for Dimensional Fund Advisors LP; Vice
                                                             President and Tax Manager, North America
                                                             (August 2006-April 2012) for Pacific Investment
                                                             Management Company.
----------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2011-January 2014); Vice President
                                                             at Columbia Management (2004-2010).
----------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
----------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and
1956               Financial Officer and                     Treasurer of all the DFA Entities and Dimensional
                   Treasurer                                 Cayman Commodity Fund I Ltd. Director, Vice
                                                             President, Chief Financial Officer and Treasurer
                                                             of Dimensional Fund Advisors Ltd., DFA Australia
                                                             Limited, Dimensional Advisors Pte. Ltd.,
                                                             Dimensional Hong Kong Limited, and
                                                             Dimensional Fund Advisors Canada ULC.
                                                             Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of
                                                             Dimensional SmartNest (US) LLC (October 2010-
                                                             November 2014).
----------------------------------------------------------------------------------------------------------------

                                           Term of Office/1/
 Name and Year of                            and Length of
       Birth              Position              Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1965                                                            Senior Compliance Officer (May 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Chief
                                                                Compliance Officer (April 2010-April 2012) for Al
                                                                Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1975                                                            Regional Director of Dimensional Fund Advisors
                                                                LP (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1984                                                            Regional Director (January 2009-January 2014)
                                                                and Senior Associate (2011) for Dimensional
                                                                Fund Advisors LP; Investment Consultant (March
                                                                2010-December 2010) and Investment Analyst
                                                                (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President       Since 2015            Vice President of all the DFA Entities. Portfolio
1981                                                            Manager (since September 2011) for Dimensional
                                                                Fund Advisors LP. Formerly, Portfolio Manager
                                                                for Wells Capital Management (October 2004-
                                                                September 2011).
--------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1971                                                            Manager, Investment Systems (2011-January
                                                                2013) and Project Manager (2007-2010) for
                                                                Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008--2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President of all the DFA Entities. Deputy
1961                 Deputy Chief                               Chief Compliance Officer of Dimensional Fund
                     Compliance Officer                         Advisors LP (since December 2012). Formerly,
                                                                Chief Compliance Officer of Wellington
                                                                Management Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities and
1974                                                            Dimensional Cayman Commodity Fund I Ltd.
                                                                Deputy General Counsel, Funds (since 2011).
                                                                Formerly, Counsel for Dimensional Fund Advisors
                                                                LP (2007-2010).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities and Dimensional Fund
                     Officer              Investment Officer    Advisors Canada ULC. Director of Dimensional
                                          since 2014            Funds plc and Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1973                                                   Manager for Dimensional Fund Advisors LP
                                                       (since July 2005).
-----------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1978                                                   Senior Compliance Officer (January 2008-January
                                                       2010) and Compliance Officer (February 2006-
                                                       December 2007) for Dimensional Fund Advisors
                                                       LP.
-----------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (2012-January 2013); Senior Consultant (June
                                                       2011-December 2011) and Senior Investment
                                                       Analyst and Consultant (July 2008-June 2011) at
                                                       Hewitt EnnisKnupp.
-----------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                   Manager, Advisor Benchmarking (since January
                                                       2015) for Dimensional Fund Advisors LP.
                                                       Formerly, Manager, Advisor Benchmarking (April
                                                       2012-December 2014) for Dimensional Fund
                                                       Advisors LP; Senior Manager, Research and
                                                       Consulting (October 2010-April 2012) for Crain
                                                       Communications Inc.; Senior Manager, Revenue
                                                       Planning and Strategy (April 2007-October 2010)
                                                       for T-Mobile.
-----------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                   Regional Director (May 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Investment
                                                       Counselor/Regional Director for Halbert Hargrove
                                                       (2008-May 2011).
-----------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                   Dimensional Fund Advisors LP (since February
                                                       2015). Formerly, Chief Financial Officer and
                                                       General Counsel for Relentless (March 2014-
                                                       January 2015); Vice President of all the DFA
                                                       Entities (January 2013-March 2014); Counsel for
                                                       Dimensional Fund Advisors LP (January 2009-
                                                       March 2014).
-----------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                   Australia Limited, Dimensional Fund Advisors Ltd.
                                                       and Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Allen Pu            Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                   Portfolio Manager for Dimensional Fund Advisors
                                                       LP (since January 2015). Formerly, Portfolio
                                                       Manager for Dimensional Fund Advisors LP
                                                       (2006-January 2015).
-----------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (January 2011-January 2014); Vice President
                                                       at BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                   Planning and Analysis Manager for Dimensional
                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                   Regional Director (March 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Regional Vice
                                                       President (2003-March 2011) for Invesco
                                                       PowerShares.
-----------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                   Research Associate (June 2011-January 2012)
                                                       for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service            Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
----------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
----------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate,
                                                        Investment Analytics and Data (January 2013-
                                                        January 2014), Associate, Investment Analytics
                                                        and Data (January 2012-January 2013), and
                                                        Investment Data Analyst (April 2010-January
                                                        2012) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July
                                                        2008).
----------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS
                                                        Associates (April 2008-November 2010).
----------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January
                                                        2015) and Senior Associate (September 2008-
                                                        September 2009) for Dimensional Fund Advisors
                                                        LP.
----------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
----------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager (January 2012-January 2015) and
                                                        Investment Associate for Dimensional Fund
                                                        Advisors LP (August 2010-December 2011).
----------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
----------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
----------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors
                                                        LP (2007-2010).
----------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and
                                                         Senior Associate (2007-2009) for Dimensional
                                                         Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008--January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP; Research
                                                         Assistant at Dartmouth College (2009-2011).
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011); Program Director for RevEurope
                                                         Payments (November 2008-October 2010).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP.
                                                         Formerly, Senior Manager, Recruiting (December
                                                         2012-June 2014) for Dimensional Fund Advisors
                                                         LP; Co-Head of Global Recruiting (May 2009-
                                                         November 2012) for Two Sigma Investments.
-----------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-----------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (2005-2010).
-----------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio............................        3%          37%           60%        --        --          100%          --
US Large Cap Equity Portfolio.........       94%           3%           --         --        --          100%         100%
U.S. Large Cap Value Portfolio........       72%          --            28%        --        --          100%         100%
U.S. Targeted Value Portfolio.........       23%           3%           74%        --        --          100%         100%
U.S. Small Cap Value Portfolio........       23%          --            77%        --        --          100%         100%
U.S. Core Equity 1 Portfolio..........       79%          --            21%        --        --          100%         100%
U.S. Core Equity 2 Portfolio..........       70%          --            30%        --        --          100%         100%
U.S. Vector Equity Portfolio..........       32%          --            68%        --        --          100%         100%
U.S. Small Cap Portfolio..............       27%          --            73%        --        --          100%         100%
U.S. Micro Cap Portfolio..............       13%          --            87%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio.....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio...      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio............................       43%           5%           51%        --        --          100%         100%
Japanese Small Company Portfolio......      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio............................       32%           1%           67%        --        --          100%         100%
Continental Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio.................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio............................       52%          --            48%        --        --          100%         100%
International Vector Equity Portfolio.       76%           2%           22%        --        --          100%         100%
World ex U.S. Value Portfolio.........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**..........................       91%          --             9%        --        --          100%         100%
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio............................     --          5%        --         --       100%       100%
US Large Cap Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio..........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio..........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio..........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio..............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio..............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio............................    100%        --         --         --       100%       100%
Large Cap International Portfolio.....    100%        --          4%       100%      100%       100%
International Core Equity Portfolio...    100%        --          4%       100%      100%       100%
International Small Company
 Portfolio............................    100%        --          5%       100%      100%       100%
Japanese Small Company Portfolio......    100%        --         12%       100%      100%       100%
Asia Pacific Small Company
 Portfolio............................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio............................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio............................    100%        --          8%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio.................    100%        --         10%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio............................    100%        --          2%         3%      100%       100%
DFA International Small Cap Value
 Portfolio............................    100%        --          5%       100%      100%       100%
International Vector Equity Portfolio.    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio.........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**..........................    100%        --          3%        59%      100%       100%
World ex U.S. Core Equity
 Portfolio**..........................    100%        --         --          0%      100%       100%

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       92%          --             8%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       68%           5%           27%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       53%           2%           45%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy Portfolio......       91%          --             9%        --        --          100%         100%
Dimensional Investment Group
 Inc.                                                                              --
DFA International Value Portfolio.....      100%          --            --         --        --          100%         100%
U.S. Large Company Portfolio..........       94%          --             6%        --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          3%        62%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          2%        39%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          4%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy Portfolio......    100%        15%        --         --       100%       100%
Dimensional Investment Group
 Inc.
DFA International Value Portfolio.....    100%        --          4%       100%      100%       100%
U.S. Large Company Portfolio..........    100%        --         --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-001A
 [LOGO]                                                              00157599

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                                 Page
                                                                                 ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes......................................   1
DFA Investment Dimensions Group Inc.
   Performance Charts...........................................................   2
   Management's Discussion and Analysis.........................................   6
   Disclosure of Fund Expenses..................................................  11
   Disclosure of Portfolio Holdings.............................................  13
   Schedule of Investments/Summary Schedules of Portfolio Holdings..............  15
       Tax-Managed U.S. Marketwide Value Portfolio..............................  15
       Tax-Managed U.S. Equity Portfolio........................................  16
       Tax-Managed U.S. Targeted Value Portfolio................................  19
       Tax-Managed U.S. Small Cap Portfolio.....................................  22
       T.A. U.S. Core Equity 2 Portfolio........................................  25
       Tax-Managed DFA International Value Portfolio............................  28
       T.A. World ex U.S. Core Equity Portfolio.................................  32
   Statements of Assets and Liabilities.........................................  38
   Statements of Operations.....................................................  40
   Statements of Changes in Net Assets..........................................  42
   Financial Highlights.........................................................  44
   Notes to Financial Statements................................................  48
   Report of Independent Registered Public Accounting Firm......................  61
   Results of the Shareholder Meeting...........................................  62
The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide Value Series
   Performance Chart............................................................  67
   Management's Discussion and Analysis.........................................  68
   Disclosure of Fund Expenses..................................................  69
   Disclosure of Portfolio Holdings.............................................  70
   Summary Schedule of Portfolio Holdings.......................................  71
   Statement of Assets and Liabilities..........................................  74
   Statement of Operations......................................................  75
   Statements of Changes in Net Assets..........................................  76
   Financial Highlights.........................................................  77
   Notes to Financial Statements................................................  78
   Report of Independent Registered Public Accounting Firm......................  84
   Results of the Shareholder Meeting...........................................  85
Fund Management.................................................................  86
Voting Proxies on Fund Portfolio Securities..................................... 100
Notice to Shareholders.......................................................... 101

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000/R/
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/05              $10,000                     $10,000
11/30/05               10,402                      10,334
12/31/05               10,446                      10,383
 1/31/06               11,029                      10,826
 2/28/06               10,995                      10,886
 3/31/06               11,258                      11,068
 4/30/06               11,533                      11,326
 5/31/06               11,210                      11,023
 6/30/06               11,282                      11,099
 7/31/06               11,213                      11,330
 8/31/06               11,268                      11,533
 9/30/06               11,485                      11,752
10/31/06               11,928                      12,156
11/30/06               12,218                      12,440
12/31/06               12,454                      12,703
 1/31/07               12,774                      12,868
 2/28/07               12,614                      12,672
 3/31/07               12,754                      12,864
 4/30/07               13,207                      13,308
 5/31/07               13,827                      13,789
 6/30/07               13,532                      13,467
 7/31/07               12,791                      12,799
 8/31/07               12,721                      12,952
 9/30/07               13,042                      13,365
10/31/07               13,049                      13,378
11/30/07               12,284                      12,697
12/31/07               12,229                      12,575
 1/31/08               11,742                      12,070
 2/29/08               11,313                      11,567
 3/31/08               11,112                      11,500
 4/30/08               11,737                      12,045
 5/31/08               11,995                      12,059
 6/30/08               10,671                      10,905
 7/31/08               10,584                      10,912
 8/31/08               10,800                      11,124
 9/30/08                9,883                      10,332
10/31/08                7,673                       8,519
11/30/08                6,913                       7,878
12/31/08                7,144                       8,016
 1/31/09                6,212                       7,076
 2/28/09                5,376                       6,128
 3/31/09                5,941                       6,654
 4/30/09                6,966                       7,394
 5/31/09                7,489                       7,827
 6/30/09                7,391                       7,772
 7/31/09                8,140                       8,428
 8/31/09                8,681                       8,866
 9/30/09                9,074                       9,216
10/31/09                8,636                       8,908
11/30/09                9,037                       9,393
12/31/09                9,363                       9,601
 1/31/10                9,102                       9,330
 2/28/10                9,520                       9,635
 3/31/10               10,270                      10,277
 4/30/10               10,667                      10,581
 5/31/10                9,754                       9,709
 6/30/10                9,007                       9,137
 7/31/10                9,728                       9,758
 8/31/10                9,090                       9,316
 9/30/10                9,993                      10,060
10/31/10               10,377                      10,369
11/30/10               10,399                      10,339
12/31/10               11,383                      11,158
 1/31/11               11,663                      11,391
 2/28/11               12,322                      11,824
 3/31/11               12,398                      11,880
 4/30/11               12,687                      12,186
 5/31/11               12,489                      12,050
 6/30/11               12,270                      11,799
 7/31/11               11,745                      11,408
 8/31/11               10,764                      10,671
 9/30/11                9,670                       9,836
10/31/11               11,015                      10,985
11/30/11               10,931                      10,931
12/31/11               11,034                      11,147
 1/31/12               11,610                      11,594
 2/29/12               12,226                      12,033
 3/31/12               12,482                      12,391
 4/30/12               12,251                      12,260
 5/31/12               11,388                      11,539
 6/30/12               11,986                      12,110
 7/31/12               12,086                      12,217
 8/31/12               12,543                      12,490
 9/30/12               12,996                      12,891
10/31/12               13,035                      12,820
11/30/12               13,112                      12,818
12/31/12               13,487                      13,103
 1/31/13               14,380                      13,949
 2/28/13               14,600                      14,147
 3/31/13               15,325                      14,709
 4/30/13               15,427                      14,913
 5/31/13               15,930                      15,301
 6/30/13               15,832                      15,171
 7/31/13               16,794                      16,003
 8/31/13               16,297                      15,388
 9/30/13               16,890                      15,813
10/31/13               17,690                      16,491
11/30/13               18,418                      16,966
12/31/13               18,923                      17,386
 1/31/14               18,175                      16,764
 2/28/14               18,843                      17,493
 3/31/14               19,114                      17,894
 4/30/14               19,162                      18,014
 5/31/14               19,608                      18,266
 6/30/14               20,114                      18,769
 7/31/14               19,794                      18,383
 8/31/14               20,522                      19,068
 9/30/14               19,994                      18,605
10/31/14               20,339                      19,090
11/30/14               20,604                      19,443
12/31/14               20,801                      19,594
 1/31/15               19,760                      18,808
 2/28/15               21,188                      19,715
 3/31/15               20,981                      19,493
 4/30/15               21,192                      19,628
 5/31/15               21,516                      19,858
 6/30/15               21,292                      19,494
 7/31/15               21,349                      19,528         Past performance is not predictive of
 8/31/15               20,000                      18,381         future performance.
 9/30/15               19,369                      17,820         The returns shown do not reflect the
10/31/15               20,895                      19,136         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
         Average Annual      One       Five        Ten            redemption of fund shares.
         Total Return        Year      Years      Years           Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2015, all rights
                             2.73%     15.03%     7.65%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

                 Tax-Managed U.S. Equity         Russell 3000/R/
                        Portfolio                    Index
              ---------------------------      ----------------
10/31/05                $10,000                     $10,000
11/30/05                 10,392                      10,389
12/31/05                 10,388                      10,398
 1/31/06                 10,711                      10,746
 2/28/06                 10,734                      10,765
 3/31/06                 10,906                      10,951
 4/30/06                 11,025                      11,070
 5/31/06                 10,669                      10,715
 6/30/06                 10,669                      10,734
 7/31/06                 10,653                      10,724
 8/31/06                 10,899                      10,987
 9/30/06                 11,146                      11,233
10/31/06                 11,503                      11,637
11/30/06                 11,726                      11,890
12/31/06                 11,882                      12,032
 1/31/07                 12,090                      12,261
 2/28/07                 11,898                      12,060
 3/31/07                 12,036                      12,186
 4/30/07                 12,517                      12,673
 5/31/07                 12,974                      13,134
 6/30/07                 12,759                      12,888
 7/31/07                 12,325                      12,449
 8/31/07                 12,494                      12,628
 9/30/07                 12,937                      13,088
10/31/07                 13,155                      13,328
11/30/07                 12,573                      12,728
12/31/07                 12,506                      12,651
 1/31/08                 11,751                      11,884
 2/29/08                 11,410                      11,515
 3/31/08                 11,349                      11,447
 4/30/08                 11,911                      12,019
 5/31/08                 12,156                      12,266
 6/30/08                 11,196                      11,253
 7/31/08                 11,130                      11,164
 8/31/08                 11,302                      11,337
 9/30/08                 10,271                      10,271
10/31/08                  8,513                       8,449
11/30/08                  7,921                       7,782
12/31/08                  8,063                       7,931
 1/31/09                  7,390                       7,266
 2/28/09                  6,643                       6,505
 3/31/09                  7,188                       7,074
 4/30/09                  7,781                       7,819
 5/31/09                  8,157                       8,236
 6/30/09                  8,199                       8,264
 7/31/09                  8,812                       8,907
 8/31/09                  9,072                       9,226
 9/30/09                  9,438                       9,612
10/31/09                  9,219                       9,365
11/30/09                  9,733                       9,897
12/31/09                 10,010                      10,179
 1/31/10                  9,646                       9,812
 2/28/10                  9,968                      10,145
 3/31/10                 10,590                      10,784
 4/30/10                 10,802                      11,017
 5/31/10                  9,953                      10,147
 6/30/10                  9,388                       9,563
 7/31/10                 10,045                      10,227
 8/31/10                  9,559                       9,746
 9/30/10                 10,468                      10,666
10/31/10                 10,888                      11,083
11/30/10                 10,957                      11,147
12/31/10                 11,692                      11,902
 1/31/11                 11,942                      12,162
 2/28/11                 12,373                      12,605
 3/31/11                 12,429                      12,662
 4/30/11                 12,801                      13,039
 5/31/11                 12,645                      12,890
 6/30/11                 12,435                      12,659
 7/31/11                 12,149                      12,369
 8/31/11                 11,420                      11,627
 9/30/11                 10,573                      10,724
10/31/11                 11,750                      11,959
11/30/11                 11,741                      11,926
12/31/11                 11,830                      12,024
 1/31/12                 12,400                      12,631
 2/29/12                 12,944                      13,166
 3/31/12                 13,330                      13,572
 4/30/12                 13,234                      13,483
 5/31/12                 12,406                      12,649
 6/30/12                 12,881                      13,145
 7/31/12                 13,023                      13,275
 8/31/12                 13,350                      13,606
 9/30/12                 13,710                      13,963
10/31/12                 13,462                      13,723
11/30/12                 13,568                      13,829
12/31/12                 13,721                      13,998
 1/31/13                 14,473                      14,766
 2/28/13                 14,661                      14,962
 3/31/13                 15,235                      15,548
 4/30/13                 15,469                      15,803
 5/31/13                 15,882                      16,176
 6/30/13                 15,687                      15,966
 7/31/13                 16,553                      16,841
 8/31/13                 16,084                      16,371
 9/30/13                 16,670                      16,979
10/31/13                 17,385                      17,701
11/30/13                 17,938                      18,214
12/31/13                 18,409                      18,695
 1/31/14                 17,781                      18,104
 2/28/14                 18,609                      18,963
 3/31/14                 18,727                      19,064
 4/30/14                 18,736                      19,087
 5/31/14                 19,147                      19,503
 6/30/14                 19,617                      19,993
 7/31/14                 19,232                      19,598
 8/31/14                 20,029                      20,420
 9/30/14                 19,651                      19,995
10/31/14                 20,148                      20,545
11/30/14                 20,636                      21,043
12/31/14                 20,617                      21,043
 1/31/15                 19,978                      20,457
 2/28/15                 21,200                      21,641
 3/31/15                 20,945                      21,421
 4/30/15                 21,094                      21,518
 5/31/15                 21,391                      21,816
 6/30/15                 21,037                      21,451
 7/31/15                 21,373                      21,810
 8/31/15                 20,086                      20,493
 9/30/15                 19,493                      19,896         Past performance is not predictive of
10/31/15                 21,049                      21,467         future performance.
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         Average Annual       One        Five        Ten            redemption of fund shares.
         Total Return         Year       Years      Years           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2015, all rights
                              4.47%      14.09%     7.73%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000/R/
                  Value Portfolio                 Value Index
             ---------------------------        -----------------
 10/31/05             $10,000                       $10,000
 11/30/05              10,458                        10,406
 12/31/05              10,478                        10,326
  1/31/06              11,385                        11,180
  2/28/06              11,309                        11,179
  3/31/06              11,923                        11,720
  4/30/06              12,057                        11,752
  5/31/06              11,507                        11,265
  6/30/06              11,511                        11,403
  7/31/06              11,085                        11,245
  8/31/06              11,300                        11,581
  9/30/06              11,414                        11,694
 10/31/06              11,999                        12,290
 11/30/06              12,309                        12,640
 12/31/06              12,453                        12,750
  1/31/07              12,710                        12,941
  2/28/07              12,646                        12,782
  3/31/07              12,799                        12,937
  4/30/07              13,047                        13,071
  5/31/07              13,547                        13,550
  6/30/07              13,342                        13,234
  7/31/07              12,370                        12,108
  8/31/07              12,355                        12,350
  9/30/07              12,360                        12,406
 10/31/07              12,469                        12,541
 11/30/07              11,498                        11,602
 12/31/07              11,389                        11,504
  1/31/08              10,846                        11,032
  2/29/08              10,553                        10,593
  3/31/08              10,649                        10,753
  4/30/08              10,969                        11,093
  5/31/08              11,422                        11,472
  6/30/08              10,346                        10,372
  7/31/08              10,415                        10,903
  8/31/08              10,773                        11,421
  9/30/08               9,853                        10,886
 10/31/08               7,721                         8,711
 11/30/08               6,719                         7,702
 12/31/08               7,088                         8,176
  1/31/09               6,126                         7,008
  2/28/09               5,277                         6,035
  3/31/09               5,757                         6,571
  4/30/09               6,835                         7,613
  5/31/09               7,112                         7,778
  6/30/09               7,081                         7,753
  7/31/09               7,912                         8,650
  8/31/09               8,292                         9,059
  9/30/09               8,731                         9,514
 10/31/09               8,138                         8,882
 11/30/09               8,410                         9,165
 12/31/09               9,048                         9,859
  1/31/10               8,824                         9,570
  2/28/10               9,332                        10,013
  3/31/10              10,088                        10,846
  4/30/10              10,836                        11,605
  5/31/10               9,913                        10,625
  6/30/10               9,016                         9,697
  7/31/10               9,721                        10,389
  8/31/10               8,956                         9,608
  9/30/10              10,013                        10,640
 10/31/10              10,451                        11,052
 11/30/10              10,857                        11,333
 12/31/10              11,801                        12,274
  1/31/11              11,851                        12,281
  2/28/11              12,521                        12,905
  3/31/11              12,752                        13,084
  4/30/11              12,977                        13,297
  5/31/11              12,669                        13,058
  6/30/11              12,418                        12,737
  7/31/11              12,027                        12,316
  8/31/11              10,817                        11,228
  9/30/11               9,530                        10,002
 10/31/11              11,035                        11,443
 11/30/11              11,013                        11,421
 12/31/11              11,120                        11,599
  1/31/12              11,834                        12,370
  2/29/12              12,277                        12,554
  3/31/12              12,528                        12,944
  4/30/12              12,323                        12,756
  5/31/12              11,421                        11,977
  6/30/12              11,872                        12,554
  7/31/12              11,828                        12,426
  8/31/12              12,361                        12,809
  9/30/12              12,761                        13,266
 10/31/12              12,733                        13,099
 11/30/12              12,978                        13,139
 12/31/12              13,444                        13,693
  1/31/13              14,357                        14,509
  2/28/13              14,615                        14,675
  3/31/13              15,321                        15,286
  4/30/13              15,201                        15,271
  5/31/13              15,936                        15,727
  6/30/13              15,824                        15,663
  7/31/13              16,946                        16,670
  8/31/13              16,319                        15,933
  9/30/13              17,234                        16,853
 10/31/13              17,903                        17,400
 11/30/13              18,802                        18,079
 12/31/13              19,340                        18,420
  1/31/14              18,396                        17,708
  2/28/14              19,310                        18,518
  3/31/14              19,573                        18,747
  4/30/14              19,223                        18,265
  5/31/14              19,490                        18,381
  6/30/14              20,287                        19,194
  7/31/14              19,292                        18,033
  8/31/14              20,305                        18,817
  9/30/14              19,144                        17,548
 10/31/14              19,889                        18,774
 11/30/14              19,865                        18,686
 12/31/14              20,153                        19,197
  1/31/15              19,289                        18,398
  2/28/15              20,651                        19,252
  3/31/15              21,022                        19,577
  4/30/15              20,723                        19,159
  5/31/15              21,072                        19,318
  6/30/15              21,096                        19,343
  7/31/15              20,809                        18,809
  8/31/15              19,929                        17,886
  9/30/15              19,168                        17,267          Past performance is not predictive of
 10/31/15              20,265                        18,233          future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         Average Annual       One        Five         Ten            redemption of fund shares.
         Total Return         Year       Years       Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2015, all rights
                              1.89%      14.16%      7.32%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]

                  Tax-Managed U.S. Small         Russell 2000/R/
                     Cap Portfolio                   Index
               ---------------------------      ----------------
10/31/05                $10,000                     $10,000
11/30/05                 10,479                      10,485
12/31/05                 10,485                      10,438
 1/31/06                 11,427                      11,373
 2/28/06                 11,363                      11,342
 3/31/06                 11,886                      11,892
 4/30/06                 11,946                      11,891
 5/31/06                 11,269                      11,223
 6/30/06                 11,220                      11,295
 7/31/06                 10,771                      10,927
 8/31/06                 11,014                      11,251
 9/30/06                 11,090                      11,345
10/31/06                 11,690                      11,998
11/30/06                 12,038                      12,313
12/31/06                 12,109                      12,355
 1/31/07                 12,329                      12,561
 2/28/07                 12,302                      12,462
 3/31/07                 12,470                      12,595
 4/30/07                 12,755                      12,821
 5/31/07                 13,288                      13,346
 6/30/07                 13,151                      13,151
 7/31/07                 12,365                      12,252
 8/31/07                 12,452                      12,529
 9/30/07                 12,658                      12,744
10/31/07                 12,930                      13,110
11/30/07                 11,925                      12,169
12/31/07                 11,912                      12,161
 1/31/08                 11,043                      11,332
 2/29/08                 10,755                      10,912
 3/31/08                 10,756                      10,958
 4/30/08                 11,095                      11,416
 5/31/08                 11,606                      11,941
 6/30/08                 10,690                      11,021
 7/31/08                 10,954                      11,429
 8/31/08                 11,223                      11,842
 9/30/08                 10,190                      10,899
10/31/08                  8,046                       8,632
11/30/08                  7,029                       7,611
12/31/08                  7,334                       8,052
 1/31/09                  6,473                       7,157
 2/28/09                  5,680                       6,287
 3/31/09                  6,231                       6,848
 4/30/09                  7,252                       7,907
 5/31/09                  7,473                       8,145
 6/30/09                  7,656                       8,265
 7/31/09                  8,381                       9,061
 8/31/09                  8,535                       9,321
 9/30/09                  8,994                       9,858
10/31/09                  8,366                       9,189
11/30/09                  8,561                       9,477
12/31/09                  9,260                      10,240
 1/31/10                  8,955                       9,863
 2/28/10                  9,353                      10,308
 3/31/10                 10,101                      11,146
 4/30/10                 10,762                      11,777
 5/31/10                  9,926                      10,884
 6/30/10                  9,163                      10,040
 7/31/10                  9,814                      10,730
 8/31/10                  9,039                       9,936
 9/30/10                 10,162                      11,174
10/31/10                 10,592                      11,631
11/30/10                 11,047                      12,035
12/31/10                 11,908                      12,990
 1/31/11                 11,897                      12,957
 2/28/11                 12,577                      13,667
 3/31/11                 12,968                      14,021
 4/30/11                 13,238                      14,392
 5/31/11                 12,963                      14,122
 6/30/11                 12,754                      13,796
 7/31/11                 12,354                      13,298
 8/31/11                 11,226                      12,141
 9/30/11                  9,977                      10,780
10/31/11                 11,492                      12,411
11/30/11                 11,451                      12,366
12/31/11                 11,546                      12,448
 1/31/12                 12,325                      13,327
 2/29/12                 12,629                      13,646
 3/31/12                 12,989                      13,996
 4/30/12                 12,812                      13,780
 5/31/12                 11,985                      12,868
 6/30/12                 12,509                      13,510
 7/31/12                 12,420                      13,323
 8/31/12                 12,845                      13,767
 9/30/12                 13,289                      14,219
10/31/12                 13,095                      13,911
11/30/12                 13,237                      13,985
12/31/12                 13,687                      14,483
 1/31/13                 14,516                      15,389
 2/28/13                 14,691                      15,559
 3/31/13                 15,376                      16,278
 4/30/13                 15,254                      16,218
 5/31/13                 16,024                      16,866
 6/30/13                 16,030                      16,780
 7/31/13                 17,226                      17,954
 8/31/13                 16,679                      17,384
 9/30/13                 17,737                      18,493
10/31/13                 18,274                      18,958
11/30/13                 19,223                      19,718
12/31/13                 19,624                      20,106
 1/31/14                 18,780                      19,549
 2/28/14                 19,608                      20,470
 3/31/14                 19,742                      20,331
 4/30/14                 19,122                      19,542
 5/31/14                 19,218                      19,699
 6/30/14                 20,039                      20,747
 7/31/14                 18,856                      19,491
 8/31/14                 19,766                      20,457
 9/30/14                 18,711                      19,220
10/31/14                 19,843                      20,487
11/30/14                 19,865                      20,505
12/31/14                 20,386                      21,090
 1/31/15                 19,513                      20,411
 2/28/15                 20,770                      21,623
 3/31/15                 21,160                      22,000
 4/30/15                 20,693                      21,439
 5/31/15                 21,039                      21,928
 6/30/15                 21,261                      22,092
 7/31/15                 20,925                      21,836
 8/31/15                 19,906                      20,463
 9/30/15                 19,169                      19,459         Past performance is not predictive of
10/31/15                 20,301                      20,556         future performance.
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         Average Annual       One        Five        Ten            redemption of fund shares.
         Total Return         Year       Years      Years           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2015, all rights
                              2.31%      13.90%     7.34%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 4, 2007-October 31, 2015

                                   [CHART]

               T.A. U.S. Core Equity          Russell 3000/R/
                    2 Portfolio                   Index
             -------------------------       -----------------
 10/04/07            $10,000                      $10,000
 10/31/07              9,950                       10,057
 11/30/07              9,400                        9,604
 12/31/07              9,305                        9,546
  1/31/08              8,874                        8,968
  2/29/08              8,613                        8,689
  3/31/08              8,525                        8,637
  4/30/08              8,937                        9,069
  5/31/08              9,189                        9,255
  6/30/08              8,339                        8,491
  7/31/08              8,420                        8,424
  8/31/08              8,642                        8,555
  9/30/08              7,905                        7,750
 10/31/08              6,377                        6,376
 11/30/08              5,810                        5,872
 12/31/08              5,991                        5,985
  1/31/09              5,370                        5,482
  2/28/09              4,748                        4,908
  3/31/09              5,221                        5,338
  4/30/09              5,927                        5,900
  5/31/09              6,183                        6,215
  6/30/09              6,188                        6,236
  7/31/09              6,743                        6,721
  8/31/09              7,021                        6,961
  9/30/09              7,363                        7,253
 10/31/09              7,043                        7,066
 11/30/09              7,363                        7,468
 12/31/09              7,710                        7,681
  1/31/10              7,461                        7,404
  2/28/10              7,772                        7,655
  3/31/10              8,327                        8,137
  4/30/10              8,638                        8,313
  5/31/10              7,942                        7,656
  6/30/10              7,384                        7,216
  7/31/10              7,936                        7,717
  8/31/10              7,457                        7,354
  9/30/10              8,243                        8,048
 10/31/10              8,557                        8,363
 11/30/10              8,703                        8,411
 12/31/10              9,380                        8,981
  1/31/11              9,570                        9,177
  2/28/11             10,001                        9,511
  3/31/11             10,123                        9,554
  4/30/11             10,365                        9,839
  5/31/11             10,197                        9,726
  6/30/11              9,996                        9,552
  7/31/11              9,658                        9,333
  8/31/11              8,929                        8,773
  9/30/11              8,082                        8,092
 10/31/11              9,154                        9,024
 11/30/11              9,122                        8,999
 12/31/11              9,197                        9,073
  1/31/12              9,698                        9,531
  2/29/12             10,125                        9,934
  3/31/12             10,367                       10,241
  4/30/12             10,261                       10,174
  5/31/12              9,555                        9,545
  6/30/12              9,933                        9,919
  7/31/12              9,976                       10,017
  8/31/12             10,298                       10,267
  9/30/12             10,607                       10,536
 10/31/12             10,510                       10,355
 11/30/12             10,618                       10,435
 12/31/12             10,846                       10,563
  1/31/13             11,542                       11,142
  2/28/13             11,673                       11,290
  3/31/13             12,166                       11,732
  4/30/13             12,264                       11,924
  5/31/13             12,711                       12,206
  6/30/13             12,596                       12,047
  7/31/13             13,351                       12,708
  8/31/13             12,935                       12,353
  9/30/13             13,490                       12,812
 10/31/13             14,039                       13,356
 11/30/13             14,512                       13,744
 12/31/13             14,919                       14,107
  1/31/14             14,373                       13,661
  2/28/14             15,052                       14,309
  3/31/14             15,214                       14,385
  4/30/14             15,136                       14,402
  5/31/14             15,415                       14,717
  6/30/14             15,896                       15,086
  7/31/14             15,448                       14,788
  8/31/14             16,098                       15,409
  9/30/14             15,583                       15,087
 10/31/14             15,988                       15,503
 11/30/14             16,269                       15,878
 12/31/14             16,345                       15,878
  1/31/15             15,749                       15,436
  2/28/15             16,769                       16,330
  3/31/15             16,705                       16,164
  4/30/15             16,740                       16,237
  5/31/15             16,958                       16,462
  6/30/15             16,745                       16,186
  7/31/15             16,745                       16,457         Past performance is not predictive of
  8/31/15             15,799                       15,463         future performance.
  9/30/15             15,252                       15,013         The returns shown do not reflect the
 10/31/15             16,330                       16,199         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual      One       Five        Since           redemption of fund shares.
        Total Return        Year      Years     Inception         Russell data copyright (C) Russell
        -----------------------------------------------------     Investment Group 1995-2015, all rights
                            2.14%     13.80%      6.26%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/31/05             $10,000                          $10,000
11/30/05              10,164                           10,265
12/31/05              10,683                           10,741
 1/31/06              11,419                           11,420
 2/28/06              11,533                           11,382
 3/31/06              11,975                           11,743
 4/30/06              12,590                           12,304
 5/31/06              12,075                           11,837
 6/30/06              11,973                           11,822
 7/31/06              12,164                           11,932
 8/31/06              12,565                           12,271
 9/30/06              12,712                           12,262
10/31/06              13,275                           12,746
11/30/06              13,722                           13,126
12/31/06              14,250                           13,502
 1/31/07              14,525                           13,584
 2/28/07              14,503                           13,693
 3/31/07              14,987                           14,044
 4/30/07              15,723                           14,683
 5/31/07              16,250                           15,009
 6/30/07              16,119                           15,024
 7/31/07              15,687                           14,816
 8/31/07              15,504                           14,602
 9/30/07              16,331                           15,432
10/31/07              17,126                           16,102
11/30/07              16,125                           15,473
12/31/07              15,789                           15,182
 1/31/08              14,472                           13,813
 2/29/08              14,262                           14,063
 3/31/08              14,466                           13,863
 4/30/08              15,096                           14,633
 5/31/08              15,104                           14,855
 6/30/08              13,640                           13,700
 7/31/08              13,285                           13,212
 8/31/08              12,722                           12,702
 9/30/08              11,354                           10,868
10/31/08               8,775                            8,607
11/30/08               8,201                            8,140
12/31/08               8,781                            8,569
 1/31/09               7,610                            7,770
 2/28/09               6,649                            6,983
 3/31/09               7,311                            7,443
 4/30/09               8,628                            8,403
 5/31/09               9,912                            9,466
 6/30/09               9,779                            9,368
 7/31/09              10,918                           10,248
 8/31/09              11,510                           10,739
 9/30/09              12,071                           11,182
10/31/09              11,607                           11,002
11/30/09              11,951                           11,275
12/31/09              12,100                           11,454
 1/31/10              11,382                           10,917
 2/28/10              11,417                           10,906
 3/31/10              12,280                           11,608
 4/30/10              12,072                           11,435
 5/31/10              10,661                           10,173
 6/30/10              10,480                           10,026
 7/31/10              11,728                           10,953
 8/31/10              11,166                           10,626
 9/30/10              12,357                           11,645
10/31/10              12,807                           12,060
11/30/10              12,199                           11,549
12/31/10              13,335                           12,479
 1/31/11              13,902                           12,748
 2/28/11              14,362                           13,220
 3/31/11              13,982                           12,956
 4/30/11              14,710                           13,661
 5/31/11              14,151                           13,256
 6/30/11              13,917                           13,067
 7/31/11              13,475                           12,852
 8/31/11              12,048                           11,765
 9/30/11              10,743                           10,584
10/31/11              11,806                           11,613
11/30/11              11,433                           11,076
12/31/11              11,106                           10,956
 1/31/12              11,849                           11,547
 2/29/12              12,500                           12,182
 3/31/12              12,394                           12,092
 4/30/12              11,935                           11,887
 5/31/12              10,446                           10,531
 6/30/12              11,189                           11,221
 7/31/12              11,133                           11,361
 8/31/12              11,591                           11,685
 9/30/12              11,993                           12,040
10/31/12              12,134                           12,125
11/30/12              12,312                           12,380
12/31/12              12,922                           12,754
 1/31/13              13,556                           13,381
 2/28/13              13,130                           13,248
 3/31/13              13,152                           13,353
 4/30/13              13,787                           13,961
 5/31/13              13,598                           13,648
 6/30/13              13,111                           13,137
 7/31/13              13,987                           13,836
 8/31/13              13,891                           13,658
 9/30/13              14,954                           14,623
10/31/13              15,457                           15,113
11/30/13              15,515                           15,206
12/31/13              15,848                           15,435
 1/31/14              15,266                           14,812
 2/28/14              16,120                           15,620
 3/31/14              16,010                           15,550
 4/30/14              16,247                           15,796
 5/31/14              16,425                           16,040
 6/30/14              16,629                           16,268
 7/31/14              16,248                           15,978
 8/31/14              16,238                           15,991
 9/30/14              15,509                           15,334
10/31/14              15,258                           15,090
11/30/14              15,248                           15,276
12/31/14              14,654                           14,768
 1/31/15              14,553                           14,715
 2/28/15              15,595                           15,595
 3/31/15              15,255                           15,334
 4/30/15              16,076                           15,998
 5/31/15              16,076                           15,859
 6/30/15              15,619                           15,408
 7/31/15              15,465                           15,652
 8/31/15              14,321                           14,512
 9/30/15              13,318                           13,780
10/31/15              14,353                           14,816               Past performance is not predictive of
                                                                            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual         One         Five         Ten               would pay on fund distributions or the
          Total Return           Year        Years       Years              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -5.93%       2.31%       3.68%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
March 6, 2008-October 31, 2015

                                    [CHART]

              T.A. World Ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
 3/06/08            $10,000                        $10,000
 3/31/08             10,160                          9,940
 4/30/08             10,630                         10,541
 5/31/08             10,750                         10,708
 6/30/08              9,681                          9,828
 7/31/08              9,357                          9,474
 8/31/08              8,942                          9,031
 9/30/08              7,757                          7,674
10/31/08              5,929                          5,985
11/30/08              5,584                          5,638
12/31/08              6,015                          5,960
 1/31/09              5,382                          5,433
 2/28/09              4,841                          4,926
 3/31/09              5,344                          5,321
 4/30/09              6,193                          6,046
 5/31/09              7,186                          6,865
 6/30/09              7,119                          6,789
 7/31/09              7,884                          7,453
 8/31/09              8,205                          7,729
 9/30/09              8,681                          8,126
10/31/09              8,442                          8,025
11/30/09              8,743                          8,255
12/31/09              8,924                          8,430
 1/31/10              8,486                          8,018
 2/28/10              8,528                          8,018
 3/31/10              9,183                          8,563
 4/30/10              9,152                          8,488
 5/31/10              8,129                          7,595
 6/30/10              8,051                          7,497
 7/31/10              8,874                          8,174
 8/31/10              8,579                          7,950
 9/30/10              9,531                          8,741
10/31/10              9,859                          9,038
11/30/10              9,488                          8,689
12/31/10             10,314                          9,370
 1/31/11             10,431                          9,462
 2/28/11             10,644                          9,711
 3/31/11             10,649                          9,689
 4/30/11             11,182                         10,162
 5/31/11             10,851                          9,869
 6/30/11             10,663                          9,726
 7/31/11             10,490                          9,593
 8/31/11              9,530                          8,771
 9/30/11              8,278                          7,795
10/31/11              9,115                          8,617
11/30/11              8,799                          8,177
12/31/11              8,560                          8,086
 1/31/12              9,294                          8,634
 2/29/12              9,809                          9,119
 3/31/12              9,721                          8,994
 4/30/12              9,502                          8,852
 5/31/12              8,405                          7,847
 6/30/12              8,878                          8,309
 7/31/12              8,867                          8,427
 8/31/12              9,123                          8,603
 9/30/12              9,494                          8,925
10/31/12              9,561                          8,959
11/30/12              9,729                          9,130
12/31/12             10,221                          9,446
 1/31/13             10,581                          9,830
 2/28/13             10,480                          9,726
 3/31/13             10,548                          9,746
 4/30/13             10,886                         10,104
 5/31/13             10,638                          9,870
 6/30/13             10,191                          9,442
 7/31/13             10,704                          9,856
 8/31/13             10,556                          9,720
 9/30/13             11,347                         10,395
10/31/13             11,749                         10,777
11/30/13             11,760                         10,795
12/31/13             11,919                         10,890
 1/31/14             11,433                         10,396
 2/28/14             12,058                         10,918
 3/31/14             12,110                         10,946
 4/30/14             12,238                         11,090
 5/31/14             12,412                         11,306
 6/30/14             12,634                         11,496
 7/31/14             12,399                         11,382
 8/31/14             12,517                         11,445
 9/30/14             11,837                         10,891
10/31/14             11,719                         10,783
11/30/14             11,684                         10,861
12/31/14             11,327                         10,469
 1/31/15             11,315                         10,454
 2/28/15             11,944                         11,013
 3/31/15             11,742                         10,835
 4/30/15             12,431                         11,382
 5/31/15             12,336                         11,204
 6/30/15             12,008                         10,892
 7/31/15             11,791                         10,862
 8/31/15             10,999                         10,031
 9/30/15             10,581                          9,566
10/31/15             11,234                         10,278                    Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual         One         Five         Since               would pay on fund distributions or the
          Total Return           Year        Years      Inception             redemption of fund shares.
          -------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -4.15%       2.65%        1.53%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)



 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

            Total Return for 12 Months Ended October 31, 2015
            -------------------------------------------------

              Russell 3000(R) Index........................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks).... 0.82%
              Russell 2000(R) Index (small-cap stocks)........ 0.34%
              Russell 1000(R) Index (large-cap stocks)........ 4.86%
              Dow Jones U.S. Select REIT Index/SM/............ 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

        Russell 2000(R) Value Index (small-cap value stocks) .... -2.88%
        Russell 2000(R) Growth Index (small-cap growth stocks) ..  3.52%
        Russell 1000(R) Value Index (large-cap value stocks) ....  0.53%
        Russell 1000(R) Growth Index (large-cap growth stocks) ..  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 2.73% for the Portfolio and 0.24% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible universe, which benefited the Portfolio's relative performance as the largest-market-cap value stocks underperformed.

Tax-Managed U.S. Equity Portfolio

   The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks while considering federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 4.47% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio performed in line with the Index.

Tax-Managed U.S. Targeted Value Portfolio

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.89% for the Portfolio and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks outperformed small caps during the period, which benefited the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period.

Tax-Managed U.S. Small Cap Portfolio

   The Tax-Managed U.S. Small Cap Portfolio invests in U.S. small-cap stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.31% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to micro-cap stocks. Micro-cap stocks underperformed, which contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period.

T.A. U.S. Core Equity 2 Portfolio

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. equity securities, with increased exposure to smaller cap stocks and value stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,650 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.14% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
                           -                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small Cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of international large-cap value stocks. Value is measured primarily by book-to-market ratio. The tax managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 480 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -5.93% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

T.A. World ex U.S. Core Equity Portfolio

   The T.A. World ex U.S. Core Equity Portfolio invests in a broadly diversified group of international stocks in developed and emerging markets, with increased exposure to smaller cap stocks and those with value characteristics as measured by book-to-market ratio, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 7,300 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -4.15% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Non-U.S. small- cap stocks generally outperformed non-U.S. large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  986.00    0.38%    $1.90
Hypothetical 5% Annual Return................. $1,000.00 $1,023.29    0.38%    $1.94

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  997.90    0.22%    $1.11
Hypothetical 5% Annual Return................. $1,000.00 $1,024.10    0.22%    $1.12

Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $  977.90    0.45%    $2.24
Hypothetical 5% Annual Return................. $1,000.00 $1,022.94    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $  981.10    0.53%    $2.65
Hypothetical 5% Annual Return................. $1,000.00 $1,022.53    0.53%    $2.70

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  975.50    0.25%    $1.24
Hypothetical 5% Annual Return................. $1,000.00 $1,023.95    0.25%    $1.28

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  892.80    0.54%    $2.58
Hypothetical 5% Annual Return................. $1,000.00 $1,022.48    0.54%    $2.75

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $  903.70    0.46%    $2.21
Hypothetical 5% Annual Return................. $1,000.00 $1,022.89    0.46%    $2.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   9.2%
              Energy.......................................   6.8%
              Financials...................................  14.5%
              Health Care..................................  14.6%
              Industrials..................................  11.1%
              Information Technology.......................  20.9%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.4%
              Consumer Staples.............................   3.6%
              Energy.......................................   5.5%
              Financials...................................  29.6%
              Health Care..................................   6.4%
              Industrials..................................  18.3%
              Information Technology.......................  12.9%
              Materials....................................   7.5%
              Other........................................    --
              Telecommunication Services...................   1.0%
              Utilities....................................   0.8%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   4.1%
              Energy.......................................   4.1%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  17.3%
              Information Technology.......................  16.2%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   1.1%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   6.8%
              Energy.......................................   7.4%
              Financials...................................  18.1%
              Health Care..................................  11.2%
              Industrials..................................  14.5%
              Information Technology.......................  17.1%
              Materials....................................   4.5%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   3.5%
              Energy.......................................  14.5%
              Financials...................................  34.9%
              Health Care..................................   1.1%
              Industrials..................................  10.7%
              Information Technology.......................   3.2%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   5.7%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   7.8%
              Energy.......................................   6.5%
              Financials...................................  22.0%
              Health Care..................................   5.8%
              Industrials..................................  16.5%
              Information Technology.......................   8.1%
              Materials....................................  11.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                    Value+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $3,861,152,161
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,205,424,841).................................... $3,861,152,161
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (92.1%)
 Consumer Discretionary -- (13.0%)
 *   Amazon.com, Inc...................    47,000 $ 29,417,300            1.2%
     Comcast Corp. Class A.............   246,803   15,454,804            0.6%
     Home Depot, Inc. (The)............   152,382   18,840,510            0.8%
     McDonald's Corp...................   111,275   12,490,619            0.5%
     NIKE, Inc. Class B................    80,163   10,503,758            0.4%
     Starbucks Corp....................   173,715   10,869,348            0.5%
     Walt Disney Co. (The).............   188,861   21,481,050            0.9%
     Other Securities..................            232,960,501            9.2%
                                                  ------------           -----
 Total Consumer Discretionary..........            352,017,890           14.1%
                                                  ------------           -----
 Consumer Staples -- (8.4%)
     Altria Group, Inc.................   231,126   13,976,189            0.6%
     Coca-Cola Co. (The)...............   488,954   20,707,202            0.8%
     CVS Health Corp...................   132,004   13,039,355            0.5%
     PepsiCo, Inc......................   173,987   17,779,732            0.7%
     Philip Morris International, Inc..   183,738   16,242,439            0.7%
     Procter & Gamble Co. (The)........   322,075   24,600,089            1.0%
     Wal-Mart Stores, Inc..............   186,437   10,671,654            0.4%
     Other Securities..................            110,591,390            4.4%
                                                  ------------           -----
 Total Consumer Staples................            227,608,050            9.1%
                                                  ------------           -----
 Energy -- (6.3%)
     Chevron Corp......................   221,279   20,109,836            0.8%
     Exxon Mobil Corp..................   494,318   40,899,871            1.7%
     Schlumberger, Ltd.................   149,255   11,665,771            0.5%
     Other Securities..................             97,343,300            3.8%
                                                  ------------           -----
 Total Energy..........................            170,018,778            6.8%
                                                  ------------           -----
 Financials -- (13.4%)
     Bank of America Corp.............. 1,238,484   20,781,762            0.9%
 *   Berkshire Hathaway, Inc. Class B..   222,171   30,219,699            1.2%
     Citigroup, Inc....................   358,535   19,063,306            0.8%
     JPMorgan Chase & Co...............   441,259   28,350,891            1.2%
     Wells Fargo & Co..................   580,283   31,416,522            1.3%
     Other Securities..................            231,477,893            9.1%
                                                  ------------           -----
 Total Financials......................            361,310,073           14.5%
                                                  ------------           -----
 Health Care -- (13.4%)
     AbbVie, Inc.......................   200,097   11,915,776            0.5%
 *   Allergan P.L.C....................    46,361   14,300,978            0.6%
     Amgen, Inc........................    88,933   14,067,422            0.6%
     Bristol-Myers Squibb Co...........   195,811   12,913,735            0.5%
 *   Celgene Corp......................    93,093   11,423,442            0.5%
     Gilead Sciences, Inc..............   173,962   18,810,511            0.8%
     Johnson & Johnson.................   328,026   33,140,467            1.3%
     Medtronic P.L.C...................   165,349   12,222,598            0.5%
     Merck & Co., Inc..................   330,670   18,074,422            0.7%
     Pfizer, Inc.......................   731,353   24,734,358            1.0%
     UnitedHealth Group, Inc...........   112,727   13,276,986            0.6%
     Other Securities..................            178,390,791            7.0%
                                                  ------------           -----
 Total Health Care.....................            363,271,486           14.6%
                                                  ------------           -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (10.2%)
      3M Co..............................................     73,367 $   11,534,026            0.5%
#     Boeing Co. (The)...................................     75,285     11,147,450            0.5%
      General Electric Co................................  1,198,483     34,660,128            1.4%
      Other Securities...................................               219,172,562            8.7%
                                                                     --------------          ------
Total Industrials........................................               276,514,166           11.1%
                                                                     --------------          ------
Information Technology -- (19.3%)
*     Alphabet, Inc. Class A.............................     34,199     25,218,001            1.0%
*     Alphabet, Inc. Class C.............................     36,478     25,928,927            1.1%
      Apple, Inc.........................................    678,923     81,131,298            3.3%
      Cisco Systems, Inc.................................    595,177     17,170,856            0.7%
*     Facebook, Inc. Class A.............................    255,811     26,085,048            1.1%
      Intel Corp.........................................    551,173     18,662,718            0.8%
      International Business Machines Corp...............    110,693     15,505,875            0.6%
      MasterCard, Inc. Class A...........................    117,007     11,582,523            0.5%
      Microsoft Corp.....................................    904,375     47,606,300            1.9%
      Oracle Corp........................................    406,178     15,775,954            0.6%
      QUALCOMM, Inc......................................    185,425     11,017,954            0.5%
#     Visa, Inc. Class A.................................    231,987     17,997,551            0.7%
      Other Securities...................................               207,232,748            8.1%
                                                                     --------------          ------
Total Information Technology.............................               520,915,753           20.9%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................                83,150,634            3.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................    728,362     24,407,411            1.0%
      Verizon Communications, Inc........................    480,912     22,545,154            0.9%
      Other Securities...................................                 8,937,348            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................                55,889,913            2.2%
                                                                     --------------          ------
Utilities -- (2.9%)
      Other Securities...................................                78,958,698            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,489,655,441           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    50,152            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             2,489,705,593
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%.  5,799,328      5,799,328            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..................... 17,933,941    207,495,694            8.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,473,062,946)................................              $2,703,000,615          108.4%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  352,017,890           --   --    $  352,017,890
  Consumer Staples............    227,608,050           --   --       227,608,050
  Energy......................    170,018,778           --   --       170,018,778
  Financials..................    361,310,073           --   --       361,310,073
  Health Care.................    363,269,337 $      2,149   --       363,271,486
  Industrials.................    276,514,166           --   --       276,514,166
  Information Technology......    520,915,753           --   --       520,915,753
  Materials...................     83,150,634           --   --        83,150,634
  Other.......................             --           --   --                --
  Telecommunication Services..     55,889,913           --   --        55,889,913
  Utilities...................     78,958,698           --   --        78,958,698
                               -------------- ------------   --    --------------
Rights/Warrants...............             --       50,152   --            50,152
Temporary Cash Investments....      5,799,328           --   --         5,799,328
Securities Lending Collateral.             --  207,495,694   --       207,495,694
                               -------------- ------------   --    --------------
TOTAL......................... $2,495,452,620 $207,547,995   --    $2,703,000,615
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (12.5%)
#   Dillard's, Inc. Class A................   169,983 $   15,210,079            0.4%
#   GameStop Corp. Class A.................   431,501     19,879,251            0.5%
*   Helen of Troy, Ltd.....................   137,895     13,680,563            0.4%
    Lear Corp..............................   124,888     15,618,493            0.4%
    Service Corp. International............   469,211     13,259,903            0.4%
*   Skechers U.S.A., Inc. Class A..........   455,595     14,214,564            0.4%
    Other Securities.......................              432,645,119           11.8%
                                                      --------------           -----
Total Consumer Discretionary...............              524,507,972           14.3%
                                                      --------------           -----
Consumer Staples -- (3.1%)
    Ingredion, Inc.........................   176,275     16,756,701            0.5%
    Other Securities.......................              113,265,051            3.0%
                                                      --------------           -----
Total Consumer Staples.....................              130,021,752            3.5%
                                                      --------------           -----
Energy -- (4.8%)
#   Helmerich & Payne, Inc.................   290,709     16,358,195            0.5%
*   Newfield Exploration Co................   339,479     13,643,661            0.4%
    Tesoro Corp............................   123,815     13,239,538            0.4%
    Western Refining, Inc..................   378,467     15,751,797            0.4%
    Other Securities.......................              141,565,879            3.7%
                                                      --------------           -----
Total Energy...............................              200,559,070            5.4%
                                                      --------------           -----
Financials -- (25.6%)
    Allied World Assurance Co. Holdings AG.   454,224     16,515,585            0.5%
    American Financial Group, Inc..........   370,385     26,738,093            0.7%
    Assurant, Inc..........................   319,133     26,018,913            0.7%
    Axis Capital Holdings, Ltd.............   302,382     16,328,628            0.5%
#   CNO Financial Group, Inc............... 1,216,884     23,376,342            0.6%
*   E*TRADE Financial Corp.................   675,869     19,269,025            0.5%
    Endurance Specialty Holdings, Ltd......   348,737     22,015,767            0.6%
    Everest Re Group, Ltd..................   104,016     18,511,728            0.5%
    Legg Mason, Inc........................   349,011     15,618,242            0.4%
    Nasdaq, Inc............................   398,380     23,062,218            0.6%
#   New York Community Bancorp, Inc........   934,803     15,442,946            0.4%
#   Old Republic International Corp........   703,034     12,682,733            0.4%
    PartnerRe, Ltd.........................   163,753     22,761,667            0.6%
#   People's United Financial, Inc.........   830,491     13,246,331            0.4%
    Reinsurance Group of America, Inc......   235,808     21,279,314            0.6%
#   RenaissanceRe Holdings, Ltd............   129,437     14,190,178            0.4%
#   Zions Bancorporation...................   531,110     15,280,035            0.4%
    Other Securities.......................              755,814,963           20.6%
                                                      --------------           -----
Total Financials...........................            1,078,152,708           29.4%
                                                      --------------           -----
Health Care -- (5.5%)
*   Hologic, Inc...........................   388,373     15,092,175            0.4%
*   LifePoint Hospitals, Inc...............   217,249     14,964,111            0.4%
#*  Prestige Brands Holdings, Inc..........   268,318     13,150,265            0.4%
    Other Securities.......................              188,869,189            5.1%
                                                      --------------           -----
Total Health Care..........................              232,075,740            6.3%
                                                      --------------           -----
Industrials -- (15.8%)
#   ADT Corp. (The)........................   438,656     14,493,194            0.4%
    AMERCO.................................    88,302     35,877,986            1.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
*     Avis Budget Group, Inc.............................    417,565 $   20,853,196            0.6%
      Curtiss-Wright Corp................................    182,346     12,683,988            0.4%
*     JetBlue Airways Corp...............................  1,383,605     34,368,748            0.9%
      Owens Corning......................................    367,806     16,746,207            0.5%
#     Ryder System, Inc..................................    233,530     16,762,783            0.5%
#     Trinity Industries, Inc............................    554,828     15,019,194            0.4%
      Other Securities...................................               500,459,559           13.5%
                                                                     --------------          ------
Total Industrials........................................               667,264,855           18.2%
                                                                     --------------          ------
Information Technology -- (11.2%)
#*    ARRIS Group, Inc...................................    449,224     12,695,070            0.4%
*     Arrow Electronics, Inc.............................    351,633     19,336,299            0.5%
      Avnet, Inc.........................................    383,473     17,421,178            0.5%
#     Convergys Corp.....................................    551,669     14,161,343            0.4%
*     First Solar, Inc...................................    266,945     15,234,551            0.4%
      Ingram Micro, Inc. Class A.........................    553,452     16,481,801            0.5%
#     SYNNEX Corp........................................    181,005     16,008,082            0.4%
#*    Virtusa Corp.......................................    274,683     15,775,045            0.4%
      Other Securities...................................               343,758,911            9.3%
                                                                     --------------          ------
Total Information Technology.............................               470,872,280           12.8%
                                                                     --------------          ------
Materials -- (6.5%)
      Airgas, Inc........................................    139,912     13,453,938            0.4%
      WestRock Co........................................    417,134     22,425,124            0.6%
      Other Securities...................................               238,813,393            6.5%
                                                                     --------------          ------
Total Materials..........................................               274,692,455            7.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                36,979,085            1.0%
                                                                     --------------          ------
Utilities -- (0.7%)
      UGI Corp...........................................    395,697     14,510,209            0.4%
      Other Securities...................................                13,837,348            0.4%
                                                                     --------------          ------
Total Utilities..........................................                28,347,557            0.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,643,473,474           99.2%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   280,697            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,643,754,171
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.140%. 39,162,133     39,162,133            1.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 45,352,241    524,725,426           14.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,815,215,720)................................              $4,207,641,730          114.6%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  524,507,972           --   --    $  524,507,972
  Consumer Staples............    130,021,752           --   --       130,021,752
  Energy......................    200,559,070           --   --       200,559,070
  Financials..................  1,078,096,487 $     56,221   --     1,078,152,708
  Health Care.................    232,056,081       19,659   --       232,075,740
  Industrials.................    667,264,855           --   --       667,264,855
  Information Technology......    470,872,280           --   --       470,872,280
  Materials...................    274,692,455           --   --       274,692,455
  Other.......................             --           --   --                --
  Telecommunication Services..     36,979,085           --   --        36,979,085
  Utilities...................     28,347,557           --   --        28,347,557
Rights/Warrants...............             --      280,697   --           280,697
Temporary Cash Investments....     39,162,133           --   --        39,162,133
Securities Lending Collateral.             --  524,725,426   --       524,725,426
                               -------------- ------------   --    --------------
TOTAL......................... $3,682,559,727 $525,082,003   --    $4,207,641,730
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (13.3%)
#   American Eagle Outfitters, Inc................. 355,227 $  5,427,869            0.3%
#   Core-Mark Holding Co., Inc.....................  57,794    4,698,074            0.2%
#   Lithia Motors, Inc. Class A....................  51,735    6,073,172            0.3%
*   Office Depot, Inc.............................. 836,472    6,373,917            0.3%
    Vail Resorts, Inc..............................  41,800    4,772,306            0.2%
    Other Securities...............................          329,739,657           15.0%
                                                            ------------           -----
Total Consumer Discretionary.......................          357,084,995           16.3%
                                                            ------------           -----
Consumer Staples -- (3.4%)
#*  Post Holdings, Inc.............................  89,128    5,728,257            0.3%
    Other Securities...............................           84,543,803            3.8%
                                                            ------------           -----
Total Consumer Staples.............................           90,272,060            4.1%
                                                            ------------           -----
Energy -- (3.3%)
#   PBF Energy, Inc. Class A....................... 149,766    5,092,044            0.2%
#*  PDC Energy, Inc................................ 108,505    6,547,192            0.3%
    Western Refining, Inc.......................... 149,332    6,215,198            0.3%
    Other Securities...............................           71,134,837            3.3%
                                                            ------------           -----
Total Energy.......................................           88,989,271            4.1%
                                                            ------------           -----
Financials -- (18.4%)
#   Amtrust Financial Services, Inc................  73,116    4,987,974            0.2%
    Aspen Insurance Holdings, Ltd.................. 107,257    5,213,763            0.2%
#   Associated Banc-Corp........................... 294,434    5,694,354            0.3%
#   Bank of Hawaii Corp............................  77,207    5,055,514            0.2%
#   Bank of the Ozarks, Inc........................  96,918    4,847,838            0.2%
    Cathay General Bancorp......................... 161,692    5,060,960            0.2%
#   CNO Financial Group, Inc....................... 336,171    6,457,845            0.3%
    Endurance Specialty Holdings, Ltd.............. 121,838    7,691,633            0.4%
    Hanover Insurance Group, Inc. (The)............  63,118    5,317,692            0.3%
#   Home BancShares, Inc........................... 115,078    4,939,148            0.2%
    MarketAxess Holdings, Inc......................  48,452    4,908,672            0.2%
#*  PRA Group, Inc.................................  91,618    5,020,666            0.2%
    PrivateBancorp, Inc............................ 130,534    5,460,237            0.3%
#   Radian Group, Inc.............................. 324,032    4,688,743            0.2%
    StanCorp Financial Group, Inc..................  65,152    7,474,237            0.3%
    Symetra Financial Corp......................... 175,375    5,564,649            0.3%
#   United Bankshares, Inc......................... 121,967    4,823,795            0.2%
#   Webster Financial Corp......................... 144,207    5,350,080            0.3%
*   Western Alliance Bancorp....................... 163,870    5,858,353            0.3%
    Wintrust Financial Corp........................  93,419    4,716,725            0.2%
    Other Securities...............................          382,317,994           17.4%
                                                            ------------           -----
Total Financials...................................          491,450,872           22.4%
                                                            ------------           -----
Health Care -- (7.9%)
*   Allscripts Healthcare Solutions, Inc........... 330,747    4,650,303            0.2%
*   Amsurg Corp....................................  71,995    5,046,130            0.2%
#   Cantel Medical Corp............................  83,217    4,933,104            0.2%
*   Charles River Laboratories International, Inc..  70,800    4,618,992            0.2%
*   Health Net, Inc................................  96,107    6,175,836            0.3%
*   Prestige Brands Holdings, Inc.................. 110,081    5,395,070            0.3%
    Other Securities...............................          180,808,992            8.3%
                                                            ------------           -----
Total Health Care..................................          211,628,427            9.7%
                                                            ------------           -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (14.1%)
      AMERCO.............................................     23,960 $    9,735,188            0.4%
*     Dycom Industries, Inc..............................     72,056      5,482,741            0.3%
      EMCOR Group, Inc...................................    108,525      5,239,587            0.2%
#*    Hawaiian Holdings, Inc.............................    137,064      4,756,121            0.2%
#*    JetBlue Airways Corp...............................    324,746      8,066,691            0.4%
      Other Securities...................................               343,527,199           15.7%
                                                                     --------------          ------
Total Industrials........................................               376,807,527           17.2%
                                                                     --------------          ------
Information Technology -- (13.1%)
#*    Euronet Worldwide, Inc.............................     57,470      4,611,393            0.2%
*     Integrated Device Technology, Inc..................    216,250      5,514,375            0.3%
*     Manhattan Associates, Inc..........................    103,202      7,518,266            0.3%
#     Mentor Graphics Corp...............................    206,641      5,620,635            0.3%
      SYNNEX Corp........................................     63,951      5,655,826            0.3%
#*    Take-Two Interactive Software, Inc.................    153,713      5,103,272            0.2%
      Other Securities...................................               318,079,048           14.5%
                                                                     --------------          ------
Total Information Technology.............................               352,102,815           16.1%
                                                                     --------------          ------
Materials -- (4.0%)
*     Chemtura Corp......................................    175,823      5,615,787            0.3%
#*    Louisiana-Pacific Corp.............................    261,688      4,621,410            0.2%
      Sensient Technologies Corp.........................     70,854      4,624,641            0.2%
      Other Securities...................................                91,062,096            4.1%
                                                                     --------------          ------
Total Materials..........................................               105,923,934            4.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                24,156,493            1.1%
                                                                     --------------          ------
Utilities -- (2.9%)
#     WGL Holdings, Inc..................................     82,214      5,116,177            0.2%
      Other Securities...................................                73,354,820            3.4%
                                                                     --------------          ------
Total Utilities..........................................                78,470,997            3.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,176,887,391           99.4%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    86,977            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES                                           2,176,974,368
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.140%. 11,578,254     11,578,254            0.5%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@  DFA Short Term Investment Fund..................... 42,159,593    487,786,489           22.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,798,847,801)................................              $2,676,339,111          122.2%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  357,084,995           --   --    $  357,084,995
  Consumer Staples............     90,272,060           --   --        90,272,060
  Energy......................     88,989,271           --   --        88,989,271
  Financials..................    491,423,242 $     27,630   --       491,450,872
  Health Care.................    211,623,610        4,817   --       211,628,427
  Industrials.................    376,806,808          719   --       376,807,527
  Information Technology......    352,102,815           --   --       352,102,815
  Materials...................    105,923,934           --   --       105,923,934
  Other.......................             --           --   --                --
  Telecommunication Services..     24,156,493           --   --        24,156,493
  Utilities...................     78,470,997           --   --        78,470,997
Rights/Warrants...............             --       86,977   --            86,977
Temporary Cash Investments....     11,578,254           --   --        11,578,254
Securities Lending Collateral.             --  487,786,489   --       487,786,489
                               -------------- ------------   --    --------------
TOTAL......................... $2,188,432,479 $487,906,632   --    $2,676,339,111
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (88.7%)
 Consumer Discretionary -- (14.0%)
 *   Amazon.com, Inc....................    25,106 $ 15,713,845            0.3%
     Comcast Corp. Class A..............   714,195   44,722,891            0.8%
     Ford Motor Co...................... 1,208,971   17,904,861            0.3%
     Home Depot, Inc. (The).............   110,670   13,683,239            0.3%
     Lowe's Cos., Inc...................   216,161   15,959,167            0.3%
     Time Warner Cable, Inc.............    88,298   16,723,641            0.3%
     Time Warner, Inc...................   218,287   16,445,743            0.3%
     Walt Disney Co. (The)..............   365,590   41,582,207            0.8%
     Other Securities...................            688,379,766           12.3%
                                                   ------------           -----
 Total Consumer Discretionary...........            871,115,360           15.7%
                                                   ------------           -----
 Consumer Staples -- (6.0%)
     Coca-Cola Co. (The)................   340,507   14,420,471            0.3%
     CVS Health Corp....................   278,252   27,485,733            0.5%
     PepsiCo, Inc.......................   155,127   15,852,428            0.3%
     Procter & Gamble Co. (The).........   558,831   42,683,512            0.8%
     Wal-Mart Stores, Inc...............   422,794   24,200,729            0.4%
     Other Securities...................            250,455,110            4.5%
                                                   ------------           -----
 Total Consumer Staples.................            375,097,983            6.8%
                                                   ------------           -----
 Energy -- (6.5%)
     Chevron Corp.......................   374,591   34,042,830            0.6%
     ConocoPhillips.....................   258,834   13,808,794            0.3%
     Exxon Mobil Corp................... 1,207,049   99,871,234            1.8%
     Schlumberger, Ltd..................   363,135   28,382,632            0.5%
     Other Securities...................            231,581,262            4.1%
                                                   ------------           -----
 Total Energy...........................            407,686,752            7.3%
                                                   ------------           -----
 Financials -- (16.0%)
     American International Group, Inc..   269,115   16,970,392            0.3%
     Bank of America Corp............... 1,703,565   28,585,821            0.5%
 *   Berkshire Hathaway, Inc. Class B...   123,379   16,782,012            0.3%
     Citigroup, Inc.....................   539,405   28,680,164            0.5%
     Goldman Sachs Group, Inc. (The)....    78,303   14,681,812            0.3%
     JPMorgan Chase & Co................   881,154   56,614,144            1.0%
     U.S. Bancorp.......................   381,670   16,098,841            0.3%
     Wells Fargo & Co................... 1,199,886   64,961,828            1.2%
     Other Securities...................            753,575,568           13.6%
                                                   ------------           -----
 Total Financials.......................            996,950,582           18.0%
                                                   ------------           -----
 Health Care -- (10.0%)
 *   Allergan P.L.C.....................    62,046   19,139,330            0.4%
     Amgen, Inc.........................    94,613   14,965,884            0.3%
 *   Express Scripts Holding Co.........   163,258   14,102,226            0.3%
     Johnson & Johnson..................   406,645   41,083,344            0.8%
     Medtronic P.L.C....................   180,244   13,323,636            0.3%
     Merck & Co., Inc...................   600,469   32,821,636            0.6%
     Pfizer, Inc........................ 1,336,317   45,194,241            0.8%
     UnitedHealth Group, Inc............   220,408   25,959,654            0.5%
     Other Securities...................            414,867,456            7.2%
                                                   ------------           -----
 Total Health Care......................            621,457,407           11.2%
                                                   ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (12.9%)
#     Caterpillar, Inc...................................    197,251 $   14,397,350            0.3%
      General Electric Co................................  2,012,725     58,208,007            1.1%
      Southwest Airlines Co..............................    327,864     15,176,825            0.3%
      Union Pacific Corp.................................    227,850     20,358,397            0.4%
      Other Securities...................................               693,649,652           12.3%
                                                                     --------------          ------
Total Industrials........................................               801,790,231           14.4%
                                                                     --------------          ------
Information Technology -- (15.2%)
*     Alphabet, Inc. Class A.............................     27,256     20,098,302            0.4%
*     Alphabet, Inc. Class C.............................     29,089     20,676,752            0.4%
      Apple, Inc.........................................    845,964    101,092,698            1.8%
      Cisco Systems, Inc.................................  1,036,246     29,895,697            0.6%
      EMC Corp...........................................    508,394     13,330,091            0.3%
      HP, Inc............................................    616,923     16,632,244            0.3%
      Intel Corp.........................................  1,568,532     53,110,493            1.0%
      Microsoft Corp.....................................  1,187,445     62,507,105            1.1%
      Oracle Corp........................................    475,083     18,452,224            0.3%
#     Visa, Inc. Class A.................................    285,324     22,135,436            0.4%
      Other Securities...................................               589,006,449           10.5%
                                                                     --------------          ------
Total Information Technology.............................               946,937,491           17.1%
                                                                     --------------          ------
Materials -- (4.0%)
      Dow Chemical Co. (The).............................    290,047     14,986,728            0.3%
      Other Securities...................................               232,086,624            4.1%
                                                                     --------------          ------
Total Materials..........................................               247,073,352            4.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,899,271     63,644,571            1.2%
      Verizon Communications, Inc........................    806,877     37,826,394            0.7%
      Other Securities...................................                35,237,391            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,708,356            2.5%
                                                                     --------------          ------
Utilities -- (1.9%)
      Other Securities...................................               116,541,399            2.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,521,358,913           99.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   238,392            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES.........................................  5,521,597,305
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.140%. 26,773,893     26,773,893            0.5%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund..................... 58,219,036    673,594,244           12.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,156,802,107)................................              $6,221,965,442          112.1%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  871,115,360           --   --    $  871,115,360
  Consumer Staples............    375,097,983           --   --       375,097,983
  Energy......................    407,686,752           --   --       407,686,752
  Financials..................    996,935,030 $     15,552   --       996,950,582
  Health Care.................    621,445,735       11,672   --       621,457,407
  Industrials.................    801,789,444          787   --       801,790,231
  Information Technology......    946,937,491           --   --       946,937,491
  Materials...................    247,073,352           --   --       247,073,352
  Other.......................             --           --   --                --
  Telecommunication Services..    136,708,356           --   --       136,708,356
  Utilities...................    116,541,399           --   --       116,541,399
Rights/Warrants...............             --      238,392   --           238,392
Temporary Cash Investments....     26,773,893           --   --        26,773,893
Securities Lending Collateral.             --  673,594,244   --       673,594,244
                               -------------- ------------   --    --------------
TOTAL......................... $5,548,104,795 $673,860,647   --    $6,221,965,442
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (98.0%)
  AUSTRALIA -- (5.7%)
      BHP Billiton, Ltd................ 1,497,884 $ 24,566,401            0.8%
      BHP Billiton, Ltd. Sponsored ADR.   563,499   18,533,482            0.6%
      Macquarie Group, Ltd.............   357,292   21,633,620            0.7%
      Woodside Petroleum, Ltd..........   714,538   14,985,973            0.5%
      Other Securities.................             91,994,908            3.1%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            171,714,384            5.7%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................              3,423,783            0.1%
                                                  ------------            ----

  BELGIUM -- (1.7%)
      Other Securities.................             51,000,241            1.7%
                                                  ------------            ----

  CANADA -- (8.0%)
      Bank of Montreal.................   382,730   22,232,786            0.7%
      Canadian Natural Resources, Ltd..   717,719   16,665,435            0.5%
      Manulife Financial Corp..........   982,780   16,294,486            0.5%
      Suncor Energy, Inc............... 1,078,999   32,107,564            1.1%
      Other Securities.................            153,031,848            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            240,332,119            8.0%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................             49,260,262            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             18,850,962            0.6%
                                                  ------------            ----

  FRANCE -- (9.6%)
      AXA SA...........................   632,808   16,888,451            0.6%
      BNP Paribas SA...................   398,334   24,137,924            0.8%
      Cie de Saint-Gobain..............   606,622   25,393,831            0.9%
      Engie SA......................... 1,112,207   19,464,507            0.7%
      Orange SA........................ 1,800,527   31,746,339            1.1%
      Renault SA.......................   255,508   24,075,010            0.8%
      Societe Generale SA..............   670,289   31,130,367            1.0%
  #   Total SA......................... 1,043,436   50,459,332            1.7%
      Other Securities.................             65,463,983            2.1%
                                                  ------------            ----
  TOTAL FRANCE.........................            288,759,744            9.7%
                                                  ------------            ----

  GERMANY -- (7.6%)
      Allianz SE.......................   217,369   38,054,294            1.3%
      Bayerische Motoren Werke AG......   291,133   29,820,274            1.0%
      Daimler AG.......................   735,745   63,799,192            2.1%
      Other Securities.................             96,270,314            3.2%
                                                  ------------            ----
  TOTAL GERMANY........................            227,944,074            7.6%
                                                  ------------            ----

  HONG KONG -- (2.4%)
      Other Securities.................             71,374,309            2.4%
                                                  ------------            ----

  IRELAND -- (0.2%)
      Other Securities.................              6,324,252            0.2%
                                                  ------------            ----

  ISRAEL -- (0.4%)
      Other Securities.................             12,626,321            0.4%
                                                  ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------

ITALY -- (1.5%)
    UniCredit SpA...........................  3,923,002 $ 25,331,080            0.8%
    Other Securities........................              21,620,746            0.8%
                                                        ------------           -----
TOTAL ITALY.................................              46,951,826            1.6%
                                                        ------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd............................  2,626,000   15,148,841            0.5%
    Honda Motor Co., Ltd....................  1,111,000   36,752,365            1.2%
    ITOCHU Corp.............................  1,199,100   15,004,312            0.5%
    Mitsubishi UFJ Financial Group, Inc.....  4,974,134   32,170,361            1.1%
    Mizuho Financial Group, Inc............. 17,014,000   35,046,192            1.2%
    Nissan Motor Co., Ltd...................  1,904,600   19,743,501            0.7%
    Sumitomo Mitsui Financial Group, Inc....    935,627   37,325,571            1.3%
    Other Securities........................             456,654,178           15.1%
                                                        ------------           -----
TOTAL JAPAN.................................             647,845,321           21.6%
                                                        ------------           -----

NETHERLANDS -- (2.7%)
    ING Groep NV............................  1,482,595   21,656,319            0.7%
    Koninklijke Philips NV..................    657,718   17,731,248            0.6%
    Other Securities........................              42,058,282            1.4%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              81,445,849            2.7%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               2,102,556            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities........................              20,157,191            0.7%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,278,387            0.1%
                                                        ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................              29,904,401            1.0%
                                                        ------------           -----

SPAIN -- (3.1%)
    Banco Santander SA......................  6,307,741   35,236,291            1.2%
    Iberdrola SA............................  4,994,430   35,615,972            1.2%
    Other Securities........................              23,015,415            0.7%
                                                        ------------           -----
TOTAL SPAIN.................................              93,867,678            3.1%
                                                        ------------           -----

SWEDEN -- (3.1%)
    Svenska Cellulosa AB SCA Class B........    638,814   18,815,604            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  1,804,113   17,558,535            0.6%
    Other Securities........................              57,055,768            1.9%
                                                        ------------           -----
TOTAL SWEDEN................................              93,429,907            3.1%
                                                        ------------           -----

SWITZERLAND -- (9.3%)
    ABB, Ltd................................  1,777,778   33,539,017            1.1%
    Adecco SA...............................    226,315   16,823,192            0.6%
    Cie Financiere Richemont SA.............    432,894   37,119,604            1.2%
    Credit Suisse Group AG..................    654,896   16,333,905            0.5%
    Swiss Re AG.............................    347,731   32,280,133            1.1%
    UBS Group AG............................  1,117,274   22,314,673            0.7%
    Zurich Insurance Group AG...............    111,445   29,410,326            1.0%
    Other Securities........................              91,945,214            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND...........................             279,766,064            9.3%
                                                        ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
UNITED KINGDOM -- (17.1%)
      Barclays P.L.C. Sponsored ADR.....................  1,306,720 $   18,594,626            0.6%
      BP P.L.C. Sponsored ADR...........................  3,011,984    107,527,828            3.6%
      HSBC Holdings P.L.C...............................  2,880,038     22,501,637            0.7%
      HSBC Holdings P.L.C. Sponsored ADR................  1,498,305     58,538,776            2.0%
      Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)...    943,951     49,736,778            1.7%
      Royal Dutch Shell P.L.C. Sponsored ADR(780259206).    624,316     32,751,617            1.1%
      Standard Chartered P.L.C..........................  1,823,247     20,239,198            0.7%
      Vodafone Group P.L.C.............................. 24,834,340     81,728,127            2.7%
      Vodafone Group P.L.C. Sponsored ADR...............    741,273     24,439,759            0.8%
      Other Securities..................................                99,377,921            3.3%
                                                                    --------------          ------
TOTAL UNITED KINGDOM....................................               515,436,267           17.2%
                                                                    --------------          ------
TOTAL COMMON STOCKS.....................................             2,953,795,898           98.6%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Volkswagen AG.....................................    152,281     18,279,057            0.6%
      Other Securities..................................                 4,779,937            0.2%
                                                                    --------------          ------
TOTAL GERMANY...........................................                23,058,994            0.8%
                                                                    --------------          ------
TOTAL PREFERRED STOCKS..................................                23,058,994            0.8%
                                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................................                        --            0.0%
                                                                    --------------          ------

SPAIN -- (0.0%)
      Other Securities..................................                   346,815            0.0%
                                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................................                   346,815            0.0%
                                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............................             2,977,201,707
                                                                    --------------

                                                                       Value+
                                                                       ------

SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund....................  3,273,011     37,868,737            1.3%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,048,231,996)...............................              $3,015,070,444          100.7%
                                                                    ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $ 21,096,402 $  150,617,982   --    $  171,714,384
  Austria.....................           --      3,423,783   --         3,423,783
  Belgium.....................      984,528     50,015,713   --        51,000,241
  Canada......................  240,332,119             --   --       240,332,119
  Denmark.....................           --     49,260,262   --        49,260,262
  Finland.....................           --     18,850,962   --        18,850,962
  France......................   10,632,352    278,127,392   --       288,759,744
  Germany.....................   21,708,782    206,235,292   --       227,944,074
  Hong Kong...................           --     71,374,309   --        71,374,309
  Ireland.....................    1,230,250      5,094,002   --         6,324,252
  Israel......................    1,751,255     10,875,066   --        12,626,321
  Italy.......................    1,781,924     45,169,902   --        46,951,826
  Japan.......................   16,211,453    631,633,868   --       647,845,321
  Netherlands.................    7,516,170     73,929,679   --        81,445,849
  New Zealand.................           --      2,102,556   --         2,102,556
  Norway......................    5,021,947     15,135,244   --        20,157,191
  Portugal....................           --      1,278,387   --         1,278,387
  Singapore...................           --     29,904,401   --        29,904,401
  Spain.......................       11,357     93,856,321   --        93,867,678
  Sweden......................           --     93,429,907   --        93,429,907
  Switzerland.................    6,756,546    273,009,518   --       279,766,064
  United Kingdom..............  301,428,910    214,007,357   --       515,436,267
Preferred Stocks
  Germany.....................           --     23,058,994   --        23,058,994
Rights/Warrants
  Australia...................           --             --   --                --
  Spain.......................           --        346,815   --           346,815
Securities Lending Collateral.           --     37,868,737   --        37,868,737
                               ------------ --------------   --    --------------
TOTAL......................... $636,463,995 $2,378,606,449   --    $3,015,070,444
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (4.3%)
    Australia & New Zealand Banking Group, Ltd..........    191,078 $  3,695,504            0.2%
    BHP Billiton, Ltd...................................    328,023    5,379,819            0.3%
    Macquarie Group, Ltd................................     70,545    4,271,431            0.2%
    National Australia Bank, Ltd........................    182,192    3,890,645            0.2%
    Woodside Petroleum, Ltd.............................    173,023    3,628,803            0.2%
    Other Securities....................................              72,134,415            3.3%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................              93,000,617            4.4%
                                                                    ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................               8,783,316            0.4%
                                                                    ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.............................     32,055    3,824,950            0.2%
    Other Securities....................................              23,112,853            1.1%
                                                                    ------------            ----
TOTAL BELGIUM...........................................              26,937,803            1.3%
                                                                    ------------            ----

BRAZIL -- (1.0%)
    Other Securities....................................              21,454,622            1.0%
                                                                    ------------            ----

CANADA -- (5.8%)
    Toronto-Dominion Bank (The).........................     92,478    3,796,435            0.2%
    Other Securities....................................             122,325,155            5.7%
                                                                    ------------            ----
TOTAL CANADA............................................             126,121,590            5.9%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................               5,578,366            0.3%
                                                                    ------------            ----

CHINA -- (5.4%)
    China Construction Bank Corp. Class H...............  9,844,200    7,134,642            0.4%
    China Mobile, Ltd. Sponsored ADR....................     71,602    4,318,317            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    6,386,475            0.3%
    Other Securities....................................              98,461,483            4.6%
                                                                    ------------            ----
TOTAL CHINA.............................................             116,300,917            5.5%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               1,344,466            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 562,283            0.0%
                                                                    ------------            ----

DENMARK -- (1.3%)
    Other Securities....................................              27,492,656            1.3%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 139,548            0.0%
                                                                    ------------            ----

FINLAND -- (1.2%)
    UPM-Kymmene Oyj.....................................    189,105    3,540,229            0.2%
    Other Securities....................................              23,153,443            1.1%
                                                                    ------------            ----
TOTAL FINLAND...........................................              26,693,672            1.3%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
FRANCE -- (5.6%)
    BNP Paribas SA.....................................    66,145 $  4,008,202            0.2%
    Cie Generale des Etablissements Michelin...........    36,347    3,615,646            0.2%
    Engie SA...........................................   232,710    4,072,610            0.2%
    Orange SA..........................................   252,114    4,445,197            0.2%
    Sanofi.............................................    34,882    3,518,750            0.2%
    Total SA...........................................   182,093    8,805,802            0.4%
    Total SA Sponsored ADR.............................    86,536    4,173,631            0.2%
    Other Securities...................................             89,031,773            4.1%
                                                                  ------------           -----
TOTAL FRANCE...........................................            121,671,611            5.7%
                                                                  ------------           -----

GERMANY -- (5.1%)
    Allianz SE.........................................    20,893    3,657,690            0.2%
    BASF SE............................................    45,568    3,733,105            0.2%
    Bayerische Motoren Werke AG........................    44,033    4,510,228            0.2%
    Daimler AG.........................................    98,349    8,528,208            0.4%
    Deutsche Telekom AG................................   235,891    4,418,612            0.2%
    Fresenius SE & Co. KGaA............................    58,466    4,296,222            0.2%
    Siemens AG.........................................    35,964    3,612,373            0.2%
    Other Securities...................................             76,991,133            3.6%
                                                                  ------------           -----
TOTAL GERMANY..........................................            109,747,571            5.2%
                                                                  ------------           -----

GREECE -- (0.1%)
    Other Securities...................................              1,991,096            0.1%
                                                                  ------------           -----

HONG KONG -- (2.3%)
    Other Securities...................................             48,953,952            2.3%
                                                                  ------------           -----

HUNGARY -- (0.1%)
    Other Securities...................................              1,227,085            0.1%
                                                                  ------------           -----

INDIA -- (2.2%)
    Other Securities...................................             47,034,541            2.2%
                                                                  ------------           -----

INDONESIA -- (0.5%)
    Other Securities...................................             10,659,017            0.5%
                                                                  ------------           -----

IRELAND -- (0.4%)
    Other Securities...................................              9,440,240            0.4%
                                                                  ------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    67,449    3,992,306            0.2%
    Other Securities...................................              8,030,239            0.4%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             12,022,545            0.6%
                                                                  ------------           -----

ITALY -- (2.1%)
    Other Securities...................................             45,876,365            2.2%
                                                                  ------------           -----

JAPAN -- (17.3%)
    Honda Motor Co., Ltd...............................   146,500    4,846,284            0.3%
    Mitsubishi UFJ Financial Group, Inc................   615,500    3,980,765            0.2%
    Mizuho Financial Group, Inc........................ 1,805,055    3,718,132            0.2%
    Nissan Motor Co., Ltd..............................   336,000    3,483,050            0.2%
    Sumitomo Mitsui Financial Group, Inc...............   110,183    4,395,601            0.2%
    Toyota Motor Corp..................................   117,055    7,171,308            0.4%
    Toyota Motor Corp. Sponsored ADR...................    41,028    5,030,853            0.3%
    Other Securities...................................            343,393,820           15.9%
                                                                  ------------           -----
TOTAL JAPAN............................................            376,019,813           17.7%
                                                                  ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
   MALAYSIA -- (0.7%)
       Other Securities..................         $14,708,392            0.7%
                                                  -----------            ----

   MEXICO -- (1.0%)
       Other Securities..................          21,971,435            1.0%
                                                  -----------            ----

   NETHERLANDS -- (1.9%)
       Akzo Nobel NV.....................  49,228   3,481,914            0.2%
       ING Groep NV Sponsored ADR........ 240,205   3,475,766            0.2%
       Other Securities..................          35,090,835            1.6%
                                                  -----------            ----
   TOTAL NETHERLANDS.....................          42,048,515            2.0%
                                                  -----------            ----

   NEW ZEALAND -- (0.3%)
       Other Securities..................           7,130,826            0.3%
                                                  -----------            ----

   NORWAY -- (0.5%)
       Other Securities..................          11,877,537            0.6%
                                                  -----------            ----

   PERU -- (0.0%)
       Other Securities..................             425,671            0.0%
                                                  -----------            ----

   PHILIPPINES -- (0.3%)
       Other Securities..................           7,033,958            0.3%
                                                  -----------            ----

   POLAND -- (0.3%)
       Other Securities..................           7,154,098            0.3%
                                                  -----------            ----

   PORTUGAL -- (0.2%)
       Other Securities..................           5,198,037            0.2%
                                                  -----------            ----

   RUSSIA -- (0.2%)
       Other Securities..................           5,223,308            0.2%
                                                  -----------            ----

   SINGAPORE -- (0.9%)
       Other Securities..................          20,197,644            1.0%
                                                  -----------            ----

   SOUTH AFRICA -- (1.7%)
       Other Securities..................          36,491,709            1.7%
                                                  -----------            ----

   SOUTH KOREA -- (3.8%)
       Samsung Electronics Co., Ltd......   3,795   4,551,811            0.2%
       Samsung Electronics Co., Ltd. GDR.   6,979   4,169,735            0.2%
       Other Securities..................          74,846,732            3.5%
                                                  -----------            ----
   TOTAL SOUTH KOREA.....................          83,568,278            3.9%
                                                  -----------            ----

   SPAIN -- (1.9%)
       Iberdrola SA...................... 672,516   4,795,805            0.2%
       Other Securities..................          36,102,351            1.7%
                                                  -----------            ----
   TOTAL SPAIN...........................          40,898,156            1.9%
                                                  -----------            ----

   SWEDEN -- (2.3%)
       Other Securities..................          50,570,422            2.4%
                                                  -----------            ----

   SWITZERLAND -- (5.4%)
       ABB, Ltd.......................... 219,337   4,137,945            0.2%
       Nestle SA......................... 200,781  15,334,435            0.7%
       Novartis AG Sponsored ADR......... 117,451  10,621,094            0.5%
       Roche Holding AG..................  19,398   5,266,535            0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                       Shares     Value++     of Net Assets**
                                                       ------     -------     ---------------
SWITZERLAND -- (Continued)
    Syngenta AG.......................................  10,331 $    3,470,909            0.2%
    Other Securities..................................             77,772,527            3.6%
                                                               --------------           -----
TOTAL SWITZERLAND.....................................            116,603,445            5.5%
                                                               --------------           -----

TAIWAN -- (3.4%)
    Other Securities..................................             74,579,052            3.5%
                                                               --------------           -----

THAILAND -- (0.6%)
    Other Securities..................................             11,997,039            0.6%
                                                               --------------           -----

TURKEY -- (0.4%)
    Other Securities..................................              7,757,038            0.4%
                                                               --------------           -----

UNITED KINGDOM -- (13.7%)
    BG Group P.L.C.................................... 331,326      5,234,459            0.3%
    BP P.L.C. Sponsored ADR........................... 302,198     10,788,469            0.5%
    HSBC Holdings P.L.C. Sponsored ADR................ 156,520      6,115,236            0.3%
#   Rio Tinto P.L.C. Sponsored ADR.................... 112,860      4,120,519            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)... 149,242      7,863,561            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206).  65,742      3,448,825            0.2%
    Vodafone Group P.L.C. Sponsored ADR............... 137,812      4,543,677            0.2%
    Other Securities..................................            255,768,560           11.9%
                                                               --------------           -----
TOTAL UNITED KINGDOM..................................            297,883,306           14.0%
                                                               --------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                 35,339            0.0%
                                                               --------------           -----
TOTAL COMMON STOCKS...................................          2,102,406,897           99.0%
                                                               --------------           -----

PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    Other Securities..................................              6,890,173            0.3%
                                                               --------------           -----

CHILE -- (0.0%)
    Other Securities..................................                 65,480            0.0%
                                                               --------------           -----

COLOMBIA -- (0.0%)
    Other Securities..................................                180,838            0.0%
                                                               --------------           -----

GERMANY -- (0.3%)
    Other Securities..................................              4,781,362            0.2%
                                                               --------------           -----

ITALY -- (0.0%)
    Other Securities..................................                     --            0.0%
                                                               --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                 30,441            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS................................             11,948,294            0.5%
                                                               --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     --            0.0%
                                                               --------------           -----

AUSTRIA -- (0.0%)
    Other Securities..................................                     --            0.0%
                                                               --------------           -----

CHINA -- (0.0%)
    Other Securities..................................                  1,237            0.0%
                                                               --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 FRANCE -- (0.0%)
        Other Securities................           $       11,702            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                    1,463            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                    3,411            0.0%
                                                   --------------          ------

 SOUTH AFRICA -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                   16,638            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   30,913            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                    1,303            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                    1,602            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   68,269            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)

 INDIA -- (0.0%)
        Other Securities................                    1,976            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            2,114,425,436
                                                   --------------

                                                      Value+
                                                      ------
 SECURITIES LENDING COLLATERAL -- (2.6%)
 (S)@   DFA Short Term Investment Fund.. 4,918,043     56,901,754            2.7%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,984,046,857)..............             $2,171,327,190          102.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,898,635 $ 90,101,982   --    $ 93,000,617
          Austria........           --    8,783,316   --       8,783,316
          Belgium........    2,682,995   24,254,808   --      26,937,803
          Brazil.........    3,862,431   17,592,191   --      21,454,622
          Canada.........  126,115,809        5,781   --     126,121,590
          Chile..........    1,748,144    3,830,222   --       5,578,366
          China..........   11,135,690  105,165,227   --     116,300,917
          Colombia.......    1,344,466           --   --       1,344,466
          Czech Republic.           --      562,283   --         562,283

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
Common Stocks (Continued)      ------------ -------------- ------- --------------
  Denmark..................... $  1,107,208 $   26,385,448   --    $   27,492,656
  Egypt.......................           --        139,548   --           139,548
  Finland.....................       45,999     26,647,673   --        26,693,672
  France......................    8,999,406    112,672,205   --       121,671,611
  Germany.....................    6,134,914    103,612,657   --       109,747,571
  Greece......................           --      1,991,096   --         1,991,096
  Hong Kong...................      249,310     48,704,642   --        48,953,952
  Hungary.....................       28,828      1,198,257   --         1,227,085
  India.......................    2,045,420     44,989,121   --        47,034,541
  Indonesia...................      279,047     10,379,970   --        10,659,017
  Ireland.....................    1,688,585      7,751,655   --         9,440,240
  Israel......................    4,764,033      7,258,512   --        12,022,545
  Italy.......................    2,185,510     43,690,855   --        45,876,365
  Japan.......................   16,153,153    359,866,660   --       376,019,813
  Malaysia....................           --     14,708,392   --        14,708,392
  Mexico......................   21,971,426              9   --        21,971,435
  Netherlands.................    8,808,769     33,239,746   --        42,048,515
  New Zealand.................       20,853      7,109,973   --         7,130,826
  Norway......................    1,346,029     10,531,508   --        11,877,537
  Peru........................      425,671             --   --           425,671
  Philippines.................       47,420      6,986,538   --         7,033,958
  Poland......................           --      7,154,098   --         7,154,098
  Portugal....................           --      5,198,037   --         5,198,037
  Russia......................      200,356      5,022,952   --         5,223,308
  Singapore...................           --     20,197,644   --        20,197,644
  South Africa................    4,184,713     32,306,996   --        36,491,709
  South Korea.................    3,690,406     79,877,872   --        83,568,278
  Spain.......................    3,837,012     37,061,144   --        40,898,156
  Sweden......................      893,920     49,676,502   --        50,570,422
  Switzerland.................   17,617,957     98,985,488   --       116,603,445
  Taiwan......................    2,923,739     71,655,313   --        74,579,052
  Thailand....................   11,983,685         13,354   --        11,997,039
  Turkey......................       90,746      7,666,292   --         7,757,038
  United Kingdom..............   64,218,309    233,664,997   --       297,883,306
  United States...............        6,349         28,990   --            35,339
Preferred Stocks
  Brazil......................    1,333,601      5,556,572   --         6,890,173
  Chile.......................           --         65,480   --            65,480
  Colombia....................      180,838             --   --           180,838
  Germany.....................           --      4,781,362   --         4,781,362
  Italy.......................           --             --   --                --
  United Kingdom..............           --         30,441   --            30,441
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  China.......................           --          1,237   --             1,237
  France......................           --         11,702   --            11,702
  Hong Kong...................           --          1,463   --             1,463
  Italy.......................           --             --   --                --
  Malaysia....................           --          3,411   --             3,411
  South Africa................           --             --   --                --
  South Korea.................           --         16,638   --            16,638
  Spain.......................           --         30,913   --            30,913
  Taiwan......................           --             --   --                --
  Thailand....................           --          1,303   --             1,303
  United Kingdom..............           --          1,602   --             1,602
Bonds
  India.......................           --          1,976   --             1,976
Securities Lending Collateral.           --     56,901,754   --        56,901,754
                               ------------ --------------   --    --------------
TOTAL......................... $337,251,382 $1,834,075,808   --    $2,171,327,190
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                       Tax-Managed
                                                                          U.S.        Tax-Managed    Tax-Managed
                                                                       Marketwide     U.S. Equity   U.S. Targeted
                                                                     Value Portfolio  Portfolio*   Value Portfolio*
                                                                     --------------- ------------  ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............  $  3,861,152             --              --
Investments at Value (including $0, $278,895, $598,371 and
 $527,605 of securities on loan, respectively)......................            --   $  2,489,706    $  3,643,755
Temporary Cash Investments at Value & Cost..........................            --          5,799          39,162
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................            --        207,496         524,725
Cash................................................................            --             --              78
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........            --            690          14,043
  Dividends, Interest and Tax Reclaims..............................            --          2,518           1,286
  Securities Lending Income.........................................            --             65             237
  Fund Shares Sold..................................................         1,079            936             835
Prepaid Expenses and Other Assets...................................            34             24              42
                                                                      ------------   ------------    ------------
     Total Assets...................................................     3,862,265      2,707,234       4,224,163
                                                                      ------------   ------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            --             49              --
  Upon Return of Securities Loaned..................................            --        207,496         524,725
  Investment Securities/Affiliated Investment Company
   Purchased........................................................            --          4,708          26,670
  Fund Shares Redeemed..............................................           773            312             796
  Due to Advisor....................................................           481            345           1,293
Accrued Expenses and Other Liabilities..............................           140            171             207
                                                                      ------------   ------------    ------------
     Total Liabilities..............................................         1,394        213,081         553,691
                                                                      ------------   ------------    ------------
NET ASSETS..........................................................  $  3,860,871   $  2,494,153    $  3,670,472
                                                                      ============   ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   150,801,659    111,032,852     113,488,394
                                                                      ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE..........................................................  $      25.60   $      22.46    $      32.34
                                                                      ============   ============    ============
Investments in Affiliated Investment Company at Cost................  $  2,205,425   $         --    $         --
                                                                      ------------   ------------    ------------
Investments at Cost.................................................  $         --   $  1,259,768    $  2,251,329
                                                                      ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,234,908   $  1,582,207    $  2,146,037
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         7,827          5,563           3,851
Accumulated Net Realized Gain (Loss)................................       (37,591)      (323,555)        128,158
Net Unrealized Appreciation (Depreciation)..........................     1,655,727      1,229,938       1,392,426
                                                                      ------------   ------------    ------------
NET ASSETS..........................................................  $  3,860,871   $  2,494,153    $  3,670,472
                                                                      ============   ============    ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   700,000,000    500,000,000     700,000,000
                                                                      ============   ============    ============

                                                                      Tax-Managed
                                                                     U.S. Small Cap
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Company at Value...............            --
Investments at Value (including $0, $278,895, $598,371 and
 $527,605 of securities on loan, respectively)......................  $  2,176,975
Temporary Cash Investments at Value & Cost..........................        11,578
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       487,786
Cash................................................................            21
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........         5,888
  Dividends, Interest and Tax Reclaims..............................           744
  Securities Lending Income.........................................           169
  Fund Shares Sold..................................................           636
Prepaid Expenses and Other Assets...................................            26
                                                                      ------------
     Total Assets...................................................     2,683,823
                                                                      ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            --
  Upon Return of Securities Loaned..................................       487,786
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         4,398
  Fund Shares Redeemed..............................................           291
  Due to Advisor....................................................           917
Accrued Expenses and Other Liabilities..............................           123
                                                                      ------------
     Total Liabilities..............................................       493,515
                                                                      ------------
NET ASSETS..........................................................  $  2,190,308
                                                                      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    59,575,503
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE..........................................................  $      36.77
                                                                      ============
Investments in Affiliated Investment Company at Cost................  $         --
                                                                      ------------
Investments at Cost.................................................  $  1,299,484
                                                                      ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  1,217,453
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         1,473
Accumulated Net Realized Gain (Loss)................................        93,891
Net Unrealized Appreciation (Depreciation)..........................       877,491
                                                                      ------------
NET ASSETS..........................................................  $  2,190,308
                                                                      ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000
                                                                      ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                               Tax-Managed    T.A. World ex
                                                                             T.A. U.S. Core        DFA          U.S. Core
                                                                                Equity 2      International      Equity
                                                                               Portfolio*    Value Portfolio*  Portfolio*
                                                                             --------------  ---------------- -------------
ASSETS:
Investments at Value (including $772,032, $38,495 and $68,102 of securities
 on loan, respectively)..................................................... $    5,521,597    $  2,977,201   $  2,114,425
Temporary Cash Investments at Value & Cost..................................         26,774              --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost....        673,594          37,869         56,902
Foreign Currencies at Value.................................................             --           2,740          2,618
Cash........................................................................             --           4,418          9,056
Receivables:
  Investment Securities Sold................................................          2,985           1,955             77
  Dividends, Interest and Tax Reclaims......................................          4,941           9,345          4,547
  Securities Lending Income.................................................            215             106            157
  Fund Shares Sold..........................................................          4,319           4,829          2,498
Unrealized Gain on Foreign Currency Contracts...............................             --               2              1
Prepaid Expenses and Other Assets...........................................             61              54             39
                                                                             --------------    ------------   ------------
     Total Assets...........................................................      6,234,486       3,038,519      2,190,320
                                                                             --------------    ------------   ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................................             50              --             --
  Upon Return of Securities Loaned..........................................        673,594          37,869         56,902
  Investment Securities Purchased...........................................          9,363           1,336          6,745
  Fund Shares Redeemed......................................................          1,051           2,883          1,405
  Due to Advisor............................................................          1,008           1,259            714
Unrealized Loss on Foreign Currency Contracts...............................             --              --              5
Accrued Expenses and Other Liabilities......................................            267             241            236
                                                                             --------------    ------------   ------------
     Total Liabilities......................................................        685,333          43,588         66,007
                                                                             --------------    ------------   ------------
NET ASSETS.................................................................. $    5,549,153    $  2,994,931   $  2,124,313
                                                                             ==============    ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................    393,732,364     215,863,972    228,416,071
                                                                             ==============    ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE...................................................................... $        14.09    $      13.87   $       9.30
                                                                             ==============    ============   ============
Investments at Cost......................................................... $    3,456,434    $  3,010,363   $  1,927,145
                                                                             ==============    ============   ============
Foreign Currencies at Cost.................................................. $           --    $      2,736   $      2,613
                                                                             ==============    ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $    3,476,006    $  3,045,027   $  1,959,252
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................         10,700          10,536          6,297
Accumulated Net Realized Gain (Loss)........................................         (2,716)        (27,393)       (28,467)
Net Unrealized Foreign Exchange Gain (Loss).................................             --             (81)           (54)
Net Unrealized Appreciation (Depreciation)..................................      2,065,163         (33,158)       187,285
                                                                             --------------    ------------   ------------
NET ASSETS.................................................................. $    5,549,153    $  2,994,931   $  2,124,313
                                                                             ==============    ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................................  1,000,000,000     700,000,000    500,000,000
                                                                             ==============    ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                          Tax-Managed
                                                                             U.S.                  Tax-Managed
                                                                          Marketwide  Tax-Managed U.S. Targeted  Tax-Managed
                                                                             Value    U.S. Equity     Value      U.S. Small
                                                                          Portfolio*   Portfolio    Portfolio   Cap Portfolio
                                                                          ----------- ----------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0,
   respectively).........................................................  $ 76,152          --            --           --
  Interest...............................................................         7          --            --           --
  Income from Securities Lending.........................................       967          --            --           --
  Expenses Allocated from Affiliated Investment Company..................    (8,006)         --            --           --
                                                                           --------    --------     ---------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    69,120          --            --           --
                                                                           --------    --------     ---------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $6, $10 and $5,
   respectively).........................................................        --    $ 47,837     $  56,477     $ 29,802
  Interest...............................................................        --           9            46           --
  Income from Securities Lending.........................................        --         650         2,937        2,418
                                                                           --------    --------     ---------     --------
     Total Investment Income.............................................        --      48,496        59,460       32,220
                                                                           --------    --------     ---------     --------
Fund Expenses
  Investment Advisory Services Fees......................................     3,707       4,813        15,351       10,883
  Administrative Services Fees...........................................     4,124          --            --           --
  Accounting & Transfer Agent Fees.......................................        24         139           211          128
  Custodian Fees.........................................................        --          35            51           39
  Filing Fees............................................................        83          53            91           57
  Shareholders' Reports..................................................        97          52            92           62
  Directors'/Trustees' Fees & Expenses...................................        18          12            18           10
  Professional Fees......................................................         8          46            73           43
  Other..................................................................       203         161           231          141
                                                                           --------    --------     ---------     --------
     Total Expenses......................................................     8,264       5,311        16,118       11,363
                                                                           --------    --------     ---------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................    (2,118)        (16)           --           --
                                                                           --------    --------     ---------     --------
  Net Expenses...........................................................     6,146       5,295        16,118       11,363
                                                                           --------    --------     ---------     --------
  Net Investment Income (Loss)...........................................    62,974      43,201        43,342       20,857
                                                                           --------    --------     ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    62,518      42,709       135,620       98,224
    Futures..............................................................        --          --        (2,054)        (328)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (23,233)     20,870      (114,884)     (72,674)
                                                                           --------    --------     ---------     --------
  Net Realized and Unrealized Gain (Loss)................................    39,285      63,579        18,682       25,222
                                                                           --------    --------     ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations..............................................................  $102,259    $106,780     $  62,024     $ 46,079
                                                                           ========    ========     =========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                        Tax-Managed
                                                                                            DFA      T.A. World ex
                                                                        T.A. U.S. Core International   U.S. Core
                                                                           Equity 2        Value        Equity
                                                                          Portfolio      Portfolio     Portfolio
                                                                        -------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $20, $8,657 and $5,511,
   respectively).......................................................    $ 98,968      $ 108,023     $  59,455
  Interest.............................................................          75             --             1
  Income from Securities Lending.......................................       2,683          1,184         1,522
                                                                           --------      ---------     ---------
     Total Investment Income...........................................     101,726        109,207        60,978
                                                                           --------      ---------     ---------
Fund Expenses
  Investment Advisory Services Fees....................................      11,843         15,494         8,486
  Accounting & Transfer Agent Fees.....................................         309            190           135
  Custodian Fees.......................................................          82            293           533
  Filing Fees..........................................................         169            104            92
  Shareholders' Reports................................................         100            104            61
  Directors'/Trustees' Fees & Expenses.................................          26             15            10
  Professional Fees....................................................         106             93           123
  Other................................................................         341            249           179
                                                                           --------      ---------     ---------
     Total Expenses....................................................      12,976         16,542         9,619
                                                                           --------      ---------     ---------
  Fees Paid Indirectly (Note C)........................................          --             (6)           (6)
                                                                           --------      ---------     ---------
  Net Expenses.........................................................      12,976         16,536         9,613
                                                                           --------      ---------     ---------
  Net Investment Income (Loss).........................................      88,750         92,671        51,365
                                                                           --------      ---------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................         (24)       (21,424)      (19,292)
    Foreign Currency Transactions......................................          --         (2,134)         (877)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................      16,434       (256,082)     (129,015)
    Translation of Foreign Currency Denominated Amounts................          --            202            68
                                                                           --------      ---------     ---------
  Net Realized and Unrealized Gain (Loss)..............................      16,410       (279,438)     (149,116)
                                                                           --------      ---------     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $105,160      $(186,767)    $ (97,751)
                                                                           ========      =========     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                       Marketwide Value Portfolio        Portfolio            Value Portfolio
                                       -------------------------  ----------------------  ------------------------
                                          Year          Year         Year        Year        Year         Year
                                         Ended         Ended        Ended       Ended       Ended        Ended
                                        Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                          2015          2014         2015        2014        2015         2014
                                        ----------   ----------   ----------  ----------  ----------   ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   62,974    $   49,619   $   43,201  $   35,813  $   43,342   $   27,195
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     62,518        13,291       42,709      27,514     135,620      131,281
   Futures............................         --            --           --          --      (2,054)        (690)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    (23,233)      407,407       20,870     253,351    (114,884)     194,442
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................    102,259       470,317      106,780     316,678      62,024      352,228
                                        ----------   ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (60,761)      (49,288)     (42,330)    (35,329)    (40,745)     (28,250)
  Net Short-Term Gains................         --            --           --          --         (76)          --
  Net Long-Term Gains.................         --            --           --          --    (125,781)     (83,909)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (60,761)      (49,288)     (42,330)    (35,329)   (166,602)    (112,159)
                                        ----------   ----------   ----------  ----------  ----------   ----------
  Capital Share Transactions (1):
  Shares Issued.......................    548,871       485,118      326,467     243,147     498,985      421,700
  Shares Issued in Lieu of Cash
   Distributions......................     59,551        48,347       39,973      33,504     164,498      110,967
  Shares Redeemed.....................   (453,223)     (400,756)    (248,188)   (238,010)   (460,740)    (401,482)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    155,199       132,709      118,252      38,641     202,743      131,185
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease) in
     Net Assets.......................    196,697       553,738      182,702     319,990      98,165      371,254
Net Assets
  Beginning of Year...................  3,664,174     3,110,436    2,311,451   1,991,461   3,572,307    3,201,053
                                        ----------   ----------   ----------  ----------  ----------   ----------
  End of Year......................... $3,860,871    $3,664,174   $2,494,153  $2,311,451  $3,670,472   $3,572,307
                                        ==========   ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................     21,617        20,163       14,775      11,836      15,381       13,051
  Shares Issued in Lieu of Cash
   Distributions......................      2,373         1,996        1,830       1,626       5,326        3,550
  Shares Redeemed.....................    (17,856)      (16,683)     (11,187)    (11,547)    (14,363)     (12,503)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      6,134         5,476        5,418       1,915       6,344        4,098
                                        ==========   ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    7,827    $    7,038   $    5,563  $    4,691  $    3,851   $    2,763

                                       Tax-Managed U.S. Small
                                            Cap Portfolio
                                       ----------------------
                                          Year        Year
                                         Ended       Ended
                                        Oct. 31,    Oct. 31,
                                          2015        2014
                                       ----------  ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   20,857  $   14,001
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     98,224      42,026
   Futures............................       (328)         --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    (72,674)    105,851
                                       ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................     46,079     161,878
                                       ----------  ----------
Distributions From:
  Net Investment Income...............    (19,869)    (14,279)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (38,979)         --
                                       ----------  ----------
    Total Distributions...............    (58,848)    (14,279)
                                       ----------  ----------
  Capital Share Transactions (1):
  Shares Issued.......................    310,541     293,195
  Shares Issued in Lieu of Cash
   Distributions......................     57,581      14,005
  Shares Redeemed.....................   (257,603)   (235,176)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    110,519      72,024
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................     97,750     219,623
Net Assets
  Beginning of Year...................  2,092,558   1,872,935
                                       ----------  ----------
  End of Year......................... $2,190,308  $2,092,558
                                       ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................      8,383       8,159
  Shares Issued in Lieu of Cash
   Distributions......................      1,619         389
  Shares Redeemed.....................     (6,992)     (6,577)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      3,010       1,971
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    1,473  $    1,238

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                       Portfolio        International Value Portfolio    Equity Portfolio
                                                ----------------------  ----------------------------  ----------------------
                                                   Year        Year        Year           Year           Year        Year
                                                  Ended       Ended       Ended          Ended          Ended       Ended
                                                 Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,       Oct. 31,    Oct. 31,
                                                   2015        2014        2015           2014           2015        2014
                                                ----------  ----------   ----------     ----------    ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   88,750  $   69,567  $   92,671     $  123,404     $   51,365  $   52,096
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................        (24)     67,738     (21,424)        11,012        (19,292)     (3,177)
    Foreign Currency Transactions..............         --          --      (2,134)          (985)          (877)       (438)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     16,434     447,786    (256,082)      (180,297)      (129,015)    (61,190)
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --         202           (361)            68        (161)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    105,160     585,091    (186,767)       (47,227)       (97,751)    (12,870)
                                                ----------  ----------   ----------     ----------    ----------  ----------
Distributions From:
    Net Investment Income......................    (85,159)    (66,232)    (85,979)      (120,029)       (50,580)    (50,359)
    Net Long-Term Gains........................    (65,625)    (39,638)     (2,413)            --             --      (4,097)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Distributions.......................   (150,784)   (105,870)    (88,392)      (120,029)       (50,580)    (54,456)
                                                ----------  ----------   ----------     ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................  1,219,843     947,444     951,472        644,899        839,761     573,754
  Shares Issued in Lieu of Cash
   Distributions...............................    150,133     105,601      87,115        118,507         50,399      54,321
  Shares Redeemed..............................   (831,410)   (579,808)   (745,754)      (377,277)      (613,016)   (291,144)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    538,566     473,237     292,833        386,129        277,144     336,931
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    492,942     952,458      17,674        218,873        128,813     269,605
Net Assets
  Beginning of Year............................  5,056,211   4,103,753   2,977,257      2,758,384      1,995,500   1,725,895
                                                ----------  ----------   ----------     ----------    ----------  ----------
  End of Year.................................. $5,549,153  $5,056,211  $2,994,931     $2,977,257     $2,124,313  $1,995,500
                                                ==========  ==========   ==========     ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     86,397      69,846      66,366         40,390         87,442      55,671
  Shares Issued in Lieu of Cash
   Distributions...............................     10,899       7,944       5,863          7,273          5,244       5,218
  Shares Redeemed..............................    (59,495)    (43,069)    (52,624)       (23,934)       (65,047)    (28,483)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     37,801      34,721      19,605         23,729         27,639      32,406
                                                ==========  ==========   ==========     ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $   10,700  $    7,977  $   10,536     $    5,745     $    6,297  $    7,102

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             Tax-Managed U.S. Marketwide Value Portfolio
                              ----------------------------------------------------------------------     -----------
                                   Year           Year           Year           Year           Year         Year
                                  Ended          Ended          Ended          Ended          Ended        Ended
                                 Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,     Oct. 31,
                                   2015           2014           2013           2012           2011         2015
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $    25.33     $    22.35     $    16.76     $    14.42     $    13.78     $    21.89
                              ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................       0.43           0.35           0.32           0.28           0.22           0.40
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.25           2.98           5.60           2.33           0.63           0.56
                              ----------     ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations...............       0.68           3.33           5.92           2.61           0.85           0.96
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......      (0.41)         (0.35)         (0.33)         (0.27)         (0.21)         (0.39)
   Total Distributions.......      (0.41)         (0.35)         (0.33)         (0.27)         (0.21)         (0.39)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $    25.60     $    25.33     $    22.35     $    16.76     $    14.42     $    22.46
============================  ==========     ==========     ==========     ==========     ==========     ==========
Total Return.................       2.73%         14.98%         35.71%         18.34%          6.15%          4.47%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $3,860,871     $3,664,174     $3,110,436     $2,345,296     $2,063,119     $2,494,153
Ratio of Expenses to
 Average Net Assets..........       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.22%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)..       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.22%
Ratio of Net Investment
 Income to Average Net
 Assets......................       1.65%          1.45%          1.66%          1.83%          1.45%          1.79%
Portfolio Turnover Rate......        N/A            N/A            N/A            N/A            N/A              1%
---------------------------------------------------------------------------------------------------------------------

                                  Tax-Managed U.S. Equity Portfolio
                              --------------------------------------------------
                                  Year         Year         Year         Year
                                 Ended        Ended        Ended        Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2014         2013         2012         2011
----------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     19.20  $     15.16  $     13.48  $    12.70
                              -----------  -----------  -----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.34         0.32         0.27        0.23
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        2.69         4.05         1.67        0.77
                              -----------  -----------  -----------  ----------
   Total from Investment
    Operations...............        3.03         4.37         1.94        1.00
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.34)       (0.33)       (0.26)      (0.22)
   Total Distributions.......       (0.34)       (0.33)       (0.26)      (0.22)
----------------------------------------------------------------------------------
Net Asset Value, End of Year. $     21.89  $     19.20  $     15.16  $    13.48
============================  ===========  ===========  ===========  ==========
Total Return.................       15.89%       29.15%       14.57%       7.92%
----------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 2,311,451  $ 1,991,461  $ 1,522,411  $1,364,068
Ratio of Expenses to
 Average Net Assets..........        0.22%        0.22%        0.22%       0.22%**
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)..        0.22%        0.22%        0.22%       0.23%**
Ratio of Net Investment
 Income to Average Net
 Assets......................        1.66%        1.89%        1.87%       1.65%
Portfolio Turnover Rate......           2%           3%           7%         11%*
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                         Tax-Managed U.S. Targeted Value Portfolio
                              ---------------------------------------------------------------  -----------
                                  Year         Year         Year         Year         Year        Year
                                 Ended        Ended        Ended        Ended        Ended       Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                  2015         2014         2013         2012         2011        2015
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     33.34  $     31.06  $     22.89  $     20.02  $     19.09  $    36.99
                              -----------  -----------  -----------  -----------  -----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.39         0.26         0.33         0.21         0.14        0.36
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        0.16         3.11         8.69         2.85         0.93        0.45
                              -----------  -----------  -----------  -----------  -----------  ----------
   Total from Investment
    Operations...............        0.55         3.37         9.02         3.06         1.07        0.81
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.37)       (0.27)       (0.34)       (0.19)       (0.14)      (0.34)
 Net Realized Gains..........       (1.18)       (0.82)       (0.51)          --           --       (0.69)
                              -----------  -----------  -----------  -----------  -----------  ----------
   Total Distributions.......       (1.55)       (1.09)       (0.85)       (0.19)       (0.14)      (1.03)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $     32.34  $     33.34  $     31.06  $     22.89  $     20.02  $    36.77
============================  ===========  ===========  ===========  ===========  ===========  ==========
Total Return.................        1.89%       11.10%       40.60%       15.39%        5.58%       2.31%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 3,670,472  $ 3,572,307  $ 3,201,053  $ 2,378,567  $ 2,191,055  $2,190,308
Ratio of Expenses to
 Average Net Assets..........        0.44%        0.43%        0.44%        0.44%        0.44%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets......................        1.19%        0.80%        1.24%        0.98%        0.66%       0.96%
Portfolio Turnover Rate......          14%           7%           6%          12%          21%          8%
-----------------------------------------------------------------------------------------------------------

                                Tax-Managed U.S. Small Cap Portfolio
                              ---------------------------------------------------
                                  Year         Year         Year         Year
                                 Ended        Ended        Ended        Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2014         2013         2012         2011
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     34.31  $     24.93  $     22.07  $     20.47
                              -----------  -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.25         0.35         0.21         0.15
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        2.69         9.40         2.85         1.59
                              -----------  -----------  -----------  -----------
   Total from Investment
    Operations...............        2.94         9.75         3.06         1.74
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.26)       (0.37)       (0.20)       (0.14)
 Net Realized Gains..........          --           --           --           --
                              -----------  -----------  -----------  -----------
   Total Distributions.......       (0.26)       (0.37)       (0.20)       (0.14)
---------------------------------------------------------------------------------
Net Asset Value, End of Year. $     36.99  $     34.31  $     24.93  $     22.07
============================  ===========  ===========  ===========  ===========
Total Return.................        8.58%       39.55%       13.95%        8.50%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 2,092,558  $ 1,872,935  $ 1,331,266  $ 1,212,285
Ratio of Expenses to
 Average Net Assets..........        0.52%        0.52%        0.53%        0.53%
Ratio of Net Investment
 Income to Average Net
 Assets......................        0.70%        1.20%        0.90%        0.64%
Portfolio Turnover Rate......           7%           7%          17%          22%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             T.A. U.S. Core Equity 2 Portfolio
                              ---------------------------------------------------------------
                                  Year         Year         Year         Year         Year
                                 Ended        Ended        Ended        Ended        Ended
                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2015         2014         2013         2012         2011
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     14.21  $     12.78  $      9.75  $      8.63  $      8.18
                              -----------  -----------  -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.24         0.20         0.19         0.16         0.12
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............        0.05         1.55         3.04         1.11         0.45
                              -----------  -----------  -----------  -----------  -----------
   Total from Investment
    Operations...............        0.29         1.75         3.23         1.27         0.57
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.23)       (0.20)       (0.19)       (0.15)       (0.12)
 Net Realized Gains..........       (0.18)       (0.12)       (0.01)          --           --
                              -----------  -----------  -----------  -----------  -----------
   Total Distributions.......       (0.41)       (0.32)       (0.20)       (0.15)       (0.12)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $     14.09  $     14.21  $     12.78  $      9.75  $      8.63
============================  ===========  ===========  ===========  ===========  ===========
Total Return.................        2.14%       13.88%       33.58%       14.82%        6.97%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 5,549,153  $ 5,056,211  $ 4,103,753  $ 2,853,234  $ 2,432,872
Ratio of Expenses to
 Average Net Assets..........        0.24%        0.24%        0.24%        0.24%        0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...        0.24%        0.24%        0.24%        0.24%        0.24%
Ratio of Net Investment
 Income to Average Net
 Assets......................        1.65%        1.51%        1.72%        1.71%        1.39%
Portfolio Turnover Rate......           7%           7%           2%           6%           6%
-----------------------------------------------------------------------------------------------

                                        Tax-Managed DFA International Value Portfolio
                              ----------------------------------------------------------------
                                  Year         Year          Year         Year         Year
                                 Ended        Ended         Ended        Ended        Ended
                                Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                  2015         2014          2013         2012         2011
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $    15.17   $     15.99   $     12.91  $     12.99  $     14.53
                              ----------   -----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................       0.44          0.66          0.39         0.42         0.46
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............      (1.32)        (0.83)         3.09        (0.10)       (1.55)
                              ----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations...............      (0.88)        (0.17)         3.48         0.32        (1.09)
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......      (0.41)        (0.65)        (0.40)       (0.40)       (0.45)
 Net Realized Gains..........      (0.01)           --            --           --           --
                              ----------   -----------   -----------  -----------  -----------
   Total Distributions.......      (0.42)        (0.65)        (0.40)       (0.40)       (0.45)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $    13.87   $     15.17   $     15.99  $     12.91  $     12.99
============================  ==========   ===========   ===========  ===========  ===========
Total Return.................      (5.93)%       (1.29)%       27.39%        2.77%       (7.81)%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $2,994,931   $ 2,977,257   $ 2,758,384  $ 1,971,388  $ 1,843,496
Ratio of Expenses to
 Average Net Assets..........       0.53%         0.53%         0.53%        0.55%        0.55%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...       0.53%         0.53%         0.53%        0.55%        0.55%
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.99%         4.13%         2.70%        3.32%        3.16%
Portfolio Turnover Rate......         25%           13%           12%          18%          16%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                           T.A. World ex U.S. Core Equity Portfolio
                              ----------------------------------------------------------------
                                  Year          Year         Year         Year         Year
                                 Ended         Ended        Ended        Ended        Ended
                                Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                  2015          2014         2013         2012         2011
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $      9.94   $    10.25   $      8.56  $      8.39  $      9.31
                              -----------   ----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................        0.24         0.28          0.23         0.23         0.25
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       (0.65)       (0.30)         1.70         0.16        (0.93)
                              -----------   ----------   -----------  -----------  -----------
   Total from Investment
    Operations...............       (0.41)       (0.02)         1.93         0.39        (0.68)
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......       (0.23)       (0.27)        (0.24)       (0.22)       (0.24)
 Net Realized Gains..........          --        (0.02)           --           --           --
                              -----------   ----------   -----------  -----------  -----------
   Total Distributions.......       (0.23)       (0.29)        (0.24)       (0.22)       (0.24)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $      9.30   $     9.94   $     10.25  $      8.56  $      8.39
============================  ===========   ==========   ===========  ===========  ===========
Total Return.................       (4.15)%      (0.25)%       22.88%        4.90%       (7.55)%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $ 2,124,313   $1,995,500   $ 1,725,895  $ 1,240,607  $ 1,042,981
Ratio of Expenses to
 Average Net Assets..........        0.45%        0.45%         0.46%        0.49%        0.48%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...        0.45%        0.45%         0.46%        0.49%        0.48%
Ratio of Net Investment
 Income to Average Net
 Assets......................        2.42%        2.71%         2.45%        2.77%        2.63%
Portfolio Turnover Rate......           5%           8%            2%           3%           5%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining seventy-four portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the

International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the secured is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each Portfolio's previous investment advisory or management agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                           Advisory
                                                         Services Fees
          -                                              -------------
          Tax-Managed U.S. Equity Portfolio.............     0.20%
          Tax-Managed U.S. Targeted Value Portfolio.....     0.42%
          Tax-Managed U.S. Small Cap Portfolio..........     0.50%
          T.A. U.S. Core Equity 2 Portfolio.............     0.22%
          Tax-Managed DFA International Value Portfolio.     0.50%
          T.A. World ex U.S. Core Equity Portfolio......     0.40%

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.15% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.35% of the Feeder Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended
October 31, 2015, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio (1).    0.35%          --                --
Tax-Managed U.S. Equity Portfolio (2)...........    0.22%         $80              $125
T.A. U.S. Core Equity 2 Portfolio (3)...........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (4)....    0.60%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolio's custody expenses entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $6
           T.A. World ex U.S. Core Equity Portfolio......      6

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid to the CCO by the Fund were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $ 89
              Tax-Managed U.S. Equity Portfolio.............  100
              Tax-Managed U.S. Targeted Value Portfolio.....   93
              Tax-Managed U.S. Small Cap Portfolio..........   54
              T.A. U.S. Core Equity 2 Portfolio.............   93
              Tax-Managed DFA International Value Portfolio.   82
              T.A. World ex U.S. Core Equity Portfolio......   40

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases   Sales
                                                      ---------- --------
       Tax-Managed U.S. Equity Portfolio............. $  179,870 $ 25,310
       Tax-Managed U.S. Targeted Value Portfolio.....    588,900  490,494
       Tax-Managed U.S. Small Cap Portfolio..........    293,430  179,179
       T.A. U.S. Core Equity 2 Portfolio.............    911,247  359,380
       Tax-Managed DFA International Value Portfolio.  1,059,971  768,512
       T.A. World ex U.S. Core Equity Portfolio......    396,301  111,959

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424         $(1,424)            --
Tax-Managed U.S. Equity Portfolio.............         --               1        $    (1)
Tax-Managed U.S. Targeted Value Portfolio.....      6,446          (1,509)        (4,937)
Tax-Managed U.S. Small Cap Portfolio..........      4,457            (753)        (3,704)
T.A. U.S. Core Equity 2 Portfolio.............        882            (868)           (14)
Tax-Managed DFA International Value Portfolio.      1,465          (1,901)           436
T.A. World ex U.S. Core Equity Portfolio......      1,749          (1,590)          (159)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term   Tax Exempt
                                               Capital Gains  Capital Gains   Income    Total
                                               -------------- ------------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2014..........................................    $ 49,288            --        --     $ 49,288
2015..........................................      60,761            --        --       60,761
Tax-Managed U.S. Equity Portfolio
2014..........................................      35,329            --        --       35,329
2015..........................................      42,330            --        --       42,330
Tax-Managed U.S. Targeted Value Portfolio
2014..........................................      28,250      $ 83,909        --      112,159
2015..........................................      40,821       125,781        --      166,602
Tax-Managed U.S. Small Cap Portfolio
2014..........................................      14,279            --        --       14,279
2015..........................................      19,870        38,979        --       58,849
T.A. U.S. Core Equity 2 Portfolio
2014..........................................      66,232        39,638        --      105,870
2015..........................................      85,159        65,625        --      150,784
Tax-Managed DFA International Value Portfolio
2014..........................................     120,029            --        --      120,029
2015..........................................      85,981         2,411        --       88,392
T.A. World ex U.S. Core Equity Portfolio
2014..........................................      50,468         3,988        --       54,456
2015..........................................      50,580            --        --       50,580

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424            --     $1,424
Tax-Managed U.S. Targeted Value Portfolio.....      1,580        $4,866      6,446
Tax-Managed U.S. Small Cap Portfolio..........        783         3,674      4,457
T.A. U.S. Core Equity 2 Portfolio.............        876             2        878
Tax-Managed DFA International Value Portfolio.      1,465            --      1,465
T.A. World ex U.S. Core Equity Portfolio......      1,749            --      1,749

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................    $ 7,971             --      $ (37,141)    $1,655,277    $1,626,107
Tax-Managed U.S. Equity Portfolio...      5,661             --       (322,969)     1,229,681       912,373
Tax-Managed U.S. Targeted Value
  Portfolio.........................      3,943       $128,577             --      1,392,007     1,524,527
Tax-Managed U.S. Small Cap
  Portfolio.........................      1,526         94,181             --        877,201       972,908
T.A. U.S. Core Equity 2 Portfolio...     10,796            163             --      2,062,284     2,073,243
Tax-Managed DFA International Value
  Portfolio.........................     10,616             --        (23,126)       (37,505)      (50,015)
T.A. World ex U.S. Core Equity
  Portfolio.........................      7,982             --        (25,489)       182,607       165,100

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                   ---------------------------------------------------
                                    2016     2017   2018 2019 2020 2021 2022 Unlimited  Total
                                   ------- -------- ---- ---- ---- ---- ---- --------- --------
Tax-Managed U.S. Marketwide
  Value Portfolio.................      -- $ 37,141  --   --   --   --   --        --  $ 37,141
Tax-Managed U.S. Equity
  Portfolio....................... $36,404  286,566  --   --   --   --   --        --   322,970
Tax-Managed U.S. Targeted Value
  Portfolio.......................      --       --  --   --   --   --   --        --        --
Tax-Managed U.S. Small Cap
  Portfolio.......................      --       --  --   --   --   --   --        --        --
T.A. U.S. Core Equity 2 Portfolio.      --       --  --   --   --   --   --        --        --
Tax-Managed DFA International
  Value Portfolio.................      --       --  --   --   --   --   --   $23,126    23,126
T.A. World ex U.S. Core Equity
  Portfolio.......................      --       --  --   --   --   --   --    25,489    25,489

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $62,521
              Tax-Managed U.S. Equity Portfolio...........  42,514

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,205,875  $1,655,352   $     (75)    $1,655,277
Tax-Managed U.S. Equity Portfolio.............  1,473,320   1,271,544     (41,863)     1,229,681
Tax-Managed U.S. Targeted Value Portfolio.....  2,815,635   1,552,340    (160,333)     1,392,007
Tax-Managed U.S. Small Cap Portfolio..........  1,799,138     951,170     (73,969)       877,201
T.A. U.S. Core Equity 2 Portfolio.............  4,159,682   2,153,546     (91,263)     2,062,283
Tax-Managed DFA International Value Portfolio.  3,052,499     357,791    (395,220)       (37,429)
T.A. World ex U.S. Core Equity Portfolio......  1,988,671     471,198    (288,542)       182,656

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to adjust market exposure on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolio deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements.

The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                     Realized Gain (Loss) on
                                                     Derivatives Recognized in Income
                                                     -------------------------------
                                                                      Equity
                                                      Total          Contracts
                                                        -------      ---------
         Tax-Managed U.S. Targeted Value Portfolio*. $(2,054)         $(2,054)
         Tax-Managed U.S. Small Cap Portfolio**.....    (328)            (328)

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Portfolios had limited activity in futures contracts.

**During the year ended October 31, 2015, Tax-Managed U.S. Small Cap Portolio's average notional contract amount of outstanding futures contracts was $835 (in thousands).

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.87%       $ 1,538         16        $ 1        $ 3,717
Tax-Managed U.S. Targeted Value
  Portfolio..............................     0.89%         1,706          5         --          3,247
Tax-Managed U.S. Small Cap Portfolio.....     0.88%           282          3         --            507
T.A. U.S. Core Equity 2 Portfolio........     0.88%        12,456         18          5         19,332
Tax-Managed DFA International Value
  Portfolio..............................     0.79%         9,774         29          7         52,292
T.A. World ex U.S. Core Equity Portfolio.     0.88%         8,583         41          9         31,984

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2015, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

                               Borrower   Weighted      Weighted    Number of   Interest  Maximum Amount
                                  or       Average      Average        Days     Expense/  Borrowed/Loaned
                                Lender  Interest Rate Loan Balance Outstanding*  Income  During The Period
                               -------- ------------- ------------ ------------ -------- -----------------
Tax-Managed DFA International
  Value Portfolio............. Borrower     0.50%       $53,403         3          $2         $53,403

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio utilized an interfund loan.

   The Portfolios had no outstanding interfund loans as of October 31, 2015.

I. Affiliated Trades

   Cross trades for the year ended October 31, 2015 if any, were executed by the Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Dimensional Fund Advisors LP (or an affiliate) serves as investment adviser. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7."

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows:

        Portfolio                                      Purchases  Sales
        ---------                                      --------- -------
        Tax-Managed U.S. Equity Portfolio.............  $17,894  $   284
        Tax-Managed U.S. Targeted Value Portfolio.....   11,289   28,864
        Tax-Managed U.S. Small Cap Portfolio..........   11,874    7,033
        T.A. U.S. Core Equity 2 Portfolio.............   28,074   37,468
        Tax-Managed DFA International Value Portfolio.    2,161   20,471
        T.A. World ex U.S. Core Equity Portfolio......    2,662      688

J. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                            Market
                                                            Value
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $ 73,987
            Tax-Managed U.S. Targeted Value Portfolio.....   85,963
            Tax-Managed U.S. Small Cap Portfolio..........   53,829
            T.A. U.S. Core Equity 2 Portfolio.............  112,350
            Tax-Managed DFA International Value Portfolio.    2,202
            T.A. World ex U.S. Core Equity Portfolio......   18,196

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             90%
   Tax-Managed U.S. Equity Portfolio.............      3             87%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             95%
   Tax-Managed U.S. Small Cap Portfolio..........      3             92%
   T.A. U.S. Core Equity 2 Portfolio.............      3             91%
   Tax-Managed DFA International Value Portfolio.      3             93%
   T.A. World ex U.S. Core Equity Portfolio......      3             91%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits might be that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

T.A. U.S. Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 200,590,604 97.64%  53.80% 4,852,757  2.36%     1.30%
(b) George M. Constantinides. 200,686,642 97.68%  53.83% 4,756,719  2.32%     1.28%
(c) John P. Gould............ 200,667,587 97.68%  53.82% 4,775,774  2.32%     1.28%
(d) Roger G. Ibbotson........ 200,682,098 97.68%  53.82% 4,761,263  2.32%     1.28%
(e) Edward P. Lazear......... 200,735,681 97.71%  53.84% 4,707,680  2.29%     1.26%
(f) Eduardo A. Repetto....... 200,781,476 97.73%  53.85% 4,661,885  2.27%     1.25%
(g) Myron S. Scholes......... 200,739,415 97.71%  53.84% 4,703,946  2.29%     1.26%
(h) Abbie J. Smith........... 200,607,397 97.65%  53.80% 4,835,964  2.35%     1.30%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
154,361,611  75.14%  41.40% 1,099,556  0.54%    0.29%   4,473,573  2.18%    1.20%   45,508,621  22.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
153,202,297  74.57%  41.09% 1,783,615  0.87%    0.48%   4,948,828  2.41%    1.33%   45,508,621  22.15%

T.A. World ex U.S. Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 122,966,694 97.06%  57.83% 3,726,773  2.94%     1.75%
(b) George M. Constantinides. 123,402,099 97.40%  58.04% 3,291,368  2.60%     1.55%
(c) John P. Gould............ 123,252,286 97.28%  57.97% 3,441,181  2.72%     1.62%
(d) Roger G. Ibbotson........ 123,374,550 97.38%  58.02% 3,318,917  2.62%     1.56%
(e) Edward P. Lazear......... 123,413,635 97.41%  58.04% 3,279,832  2.59%     1.54%
(f) Eduardo A. Repetto....... 123,418,105 97.41%  58.04% 3,275,362  2.59%     1.54%
(g) Myron S. Scholes......... 123,400,542 97.40%  58.04% 3,292,925  2.60%     1.55%
(h) Abbie J. Smith........... 123,430,888 97.42%  58.05% 3,262,579  2.58%     1.53%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
92,512,845  73.02%  43.51% 964,725  0.76%    0.45%   3,077,710  2.43%    1.45%   30,138,187  23.79%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
92,912,894  73.34%  43.70% 604,097  0.48%    0.28%   3,038,291  2.40%    1.43%   30,138,187  23.79%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
92,359,838  72.90%  43.44% 1,010,281  0.80%    0.48%   3,185,161  2.51%    1.50%   30,138,187  23.79%

Tax-Managed DFA International Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 113,746,710 97.45%  55.05% 2,971,821  2.55%     1.44%
(b) George M. Constantinides. 114,446,179 98.05%  55.39% 2,272,352  1.95%     1.10%
(c) John P. Gould............ 114,435,228 98.04%  55.38% 2,283,303  1.96%     1.11%
(d) Roger G. Ibbotson........ 114,445,124 98.05%  55.39% 2,273,407  1.95%     1.10%
(e) Edward P. Lazear......... 114,417,171 98.03%  55.37% 2,301,360  1.97%     1.11%
(f) Eduardo A. Repetto....... 114,422,890 98.03%  55.38% 2,295,641  1.97%     1.11%
(g) Myron S. Scholes......... 114,429,173 98.04%  55.38% 2,289,358  1.96%     1.11%
(h) Abbie J. Smith........... 114,422,224 98.03%  55.37% 2,296,307  1.97%     1.11%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
97,391,518  83.44%  47.13% 1,782,515  1.53%    0.86%   1,845,360  1.58%    0.89%   15,699,138  13.45%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
97,606,876  83.63%  47.24% 1,579,212  1.35%    0.76%   1,833,306  1.57%    0.89%   15,699,138  13.45%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
97,301,550  83.36%  47.09% 1,804,767  1.55%    0.87%   1,913,076  1.64%    0.93%   15,699,138  13.45%

Tax-Managed U.S. Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 54,909,557 98.58%  51.43% 788,958   1.42%     0.74%
(b) George M. Constantinides. 54,955,600 98.67%  51.47% 742,915   1.33%     0.70%
(c) John P. Gould............ 54,876,342 98.52%  51.40% 822,173   1.48%     0.77%
(d) Roger G. Ibbotson........ 54,959,042 98.67%  51.47% 739,473   1.33%     0.69%
(e) Edward P. Lazear......... 54,926,631 98.61%  51.44% 771,884   1.39%     0.72%
(f) Eduardo A. Repetto....... 54,915,429 98.59%  51.43% 783,086   1.41%     0.73%
(g) Myron S. Scholes......... 54,925,725 98.61%  51.44% 772,790   1.39%     0.72%
(h) Abbie J. Smith........... 54,929,208 98.62%  51.45% 769,307   1.38%     0.72%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
46,303,005  83.13%  43.37% 546,758  0.98%    0.51%   902,903  1.62%    0.85%   7,945,849  14.27%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
45,989,148  82.57%  43.07% 785,131  1.41%    0.74%   978,387  1.76%    0.92%   7,945,849  14.27%

Tax-Managed U.S. Marketwide Value Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 85,219,273 98.29%  57.66% 1,485,659  1.71%     1.01%
(b) George M. Constantinides. 85,373,910 98.46%  57.76% 1,331,020  1.54%     0.90%
(c) John P. Gould............ 85,374,928 98.47%  57.76% 1,330,003  1.53%     0.90%
(d) Roger G. Ibbotson........ 85,393,077 98.49%  57.77% 1,311,854  1.51%     0.89%
(e) Edward P. Lazear......... 84,318,454 97.25%  57.05% 2,386,476  2.75%     1.61%
(f) Eduardo A. Repetto....... 85,379,748 98.47%  57.77% 1,325,183  1.53%     0.90%
(g) Myron S. Scholes......... 85,374,652 98.47%  57.76% 1,330,279  1.53%     0.90%
(h) Abbie J. Smith........... 85,387,912 98.48%  57.77% 1,317,018  1.52%     0.89%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
71,905,130  82.93%  48.65% 936,845  1.08%    0.63%   1,229,143  1.42%    0.83%   12,633,814  14.57%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
71,728,631  82.73%  48.53% 1,031,877  1.19%    0.70%   1,310,609  1.51%    0.89%   12,633,814  14.57%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 84,892,788 97.91%  57.44% 1,812,142  2.09%     1.23%
(b) George M. Constantinides. 85,037,722 98.08%  57.53% 1,667,209  1.92%     1.13%
(c) John P. Gould............ 85,034,440 98.07%  57.53% 1,670,490  1.93%     1.13%
(d) Roger G. Ibbotson........ 85,052,680 98.09%  57.54% 1,652,251  1.91%     1.12%
(e) Edward P. Lazear......... 83,985,432 96.86%  56.82% 2,719,499  3.14%     1.84%
(f) Eduardo A. Repetto....... 85,035,714 98.07%  57.53% 1,669,217  1.93%     1.13%
(g) Myron S. Scholes......... 85,032,649 98.07%  57.53% 1,672,280  1.93%     1.13%
(h) Abbie J. Smith........... 85,054,135 98.10%  57.55% 1,650,796  1.90%     1.12%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
71,772,115  82.78%  48.56% 958,102  1.11%    0.65%   1,340,901  1.55%    0.91%   12,633,814  14.57%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund.

            % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
71,669,401  82.66%  48.49% 1,024,499  1.18%    0.69%   1,377,215  1.59%    0.93%   12,633,814  14.57%

Tax-Managed U.S. Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 30,899,581 98.81%  53.24% 373,142   1.19%     0.64%
(b) George M. Constantinides. 30,946,729 98.96%  53.32% 325,994   1.04%     0.56%
(c) John P. Gould............ 30,941,608 98.94%  53.31% 331,115   1.06%     0.57%
(d) Roger G. Ibbotson........ 30,949,172 98.97%  53.32% 323,551   1.03%     0.56%
(e) Edward P. Lazear......... 30,617,195 97.90%  52.75% 655,528   2.10%     1.13%
(f) Eduardo A. Repetto....... 30,926,245 98.89%  53.28% 346,478   1.11%     0.60%
(g) Myron S. Scholes......... 30,939,486 98.93%  53.31% 333,237   1.07%     0.57%
(h) Abbie J. Smith........... 30,929,445 98.90%  53.29% 343,278   1.10%     0.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,919,243  86.08%  46.38% 146,506  0.47%    0.25%   450,097  1.44%    0.78%   3,756,877  12.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
26,681,418  85.32%  45.97% 345,304  1.10%    0.59%   489,122  1.56%    0.84%   3,756,877  12.01%

Tax-Managed U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 56,416,226 97.58%  50.94% 1,399,159  2.42%     1.26%
(b) George M. Constantinides. 56,480,285 97.69%  51.00% 1,335,100  2.31%     1.21%
(c) John P. Gould............ 56,482,299 97.69%  51.00% 1,333,086  2.31%     1.20%
(d) Roger G. Ibbotson........ 56,500,223 97.73%  51.02% 1,315,162  2.27%     1.19%
(e) Edward P. Lazear......... 55,674,872 96.30%  50.28% 2,140,513  3.70%     1.93%
(f) Eduardo A. Repetto....... 56,475,480 97.68%  51.00% 1,339,905  2.32%     1.21%
(g) Myron S. Scholes......... 56,484,642 97.70%  51.01% 1,330,743  2.30%     1.20%
(h) Abbie J. Smith........... 56,493,523 97.71%  51.01% 1,321,862  2.29%     1.19%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
48,299,907  83.54%  43.62% 804,130  1.39%    0.73%   1,174,260  2.03%    1.06%   7,537,088  13.04%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
48,119,786  83.23%  43.45% 937,342  1.62%    0.85%   1,221,167  2.11%    1.10%   7,537,088  13.04%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]

            The Tax-Managed U.S. Marketwide         Russell 3000/R/
                     Value Series                     Value Index
            -------------------------------       -------------------
10/31/05               $10,000                           $10,000
11/30/05                10,397                            10,334
12/31/05                10,447                            10,383
 1/31/06                11,027                            10,826
 2/28/06                11,002                            10,886
 3/31/06                11,260                            11,068
 4/30/06                11,544                            11,326
 5/31/06                11,216                            11,023
 6/30/06                11,292                            11,099
 7/31/06                11,222                            11,330
 8/31/06                11,279                            11,533
 9/30/06                11,500                            11,752
10/31/06                11,941                            12,156
11/30/06                12,237                            12,440
12/31/06                12,470                            12,703
 1/31/07                12,798                            12,868
 2/28/07                12,634                            12,672
 3/31/07                12,779                            12,864
 4/30/07                13,233                            13,308
 5/31/07                13,856                            13,789
 6/30/07                13,560                            13,467
 7/31/07                12,823                            12,799
 8/31/07                12,754                            12,952
 9/30/07                13,075                            13,365
10/31/07                13,088                            13,378
11/30/07                12,319                            12,697
12/31/07                12,268                            12,575
 1/31/08                11,783                            12,070
 2/29/08                11,355                            11,567
 3/31/08                11,147                            11,500
 4/30/08                11,777                            12,045
 5/31/08                12,042                            12,059
 6/30/08                10,712                            10,905
 7/31/08                10,630                            10,912
 8/31/08                10,844                            11,124
 9/30/08                 9,924                            10,332
10/31/08                 7,706                             8,519
11/30/08                 6,944                             7,878
12/31/08                 7,177                             8,016
 1/31/09                 6,244                             7,076
 2/28/09                 5,406                             6,128
 3/31/09                 5,974                             6,654
 4/30/09                 7,007                             7,394
 5/31/09                 7,536                             7,827
 6/30/09                 7,429                             7,772
 7/31/09                 8,192                             8,428
 8/31/09                 8,733                             8,866
 9/30/09                 9,124                             9,216
10/31/09                 8,689                             8,908
11/30/09                 9,093                             9,393
12/31/09                 9,427                             9,601
 1/31/10                 9,162                             9,330
 2/28/10                 9,584                             9,635
 3/31/10                10,340                            10,277
 4/30/10                10,744                            10,581
 5/31/10                 9,824                             9,709
 6/30/10                 9,074                             9,137
 7/31/10                 9,798                             9,758
 8/31/10                 9,156                             9,316
 9/30/10                10,069                            10,060
10/31/10                10,460                            10,369
11/30/10                10,485                            10,339
12/31/10                11,474                            11,158
 1/31/11                11,758                            11,391
 2/28/11                12,420                            11,824
 3/31/11                12,502                            11,880
 4/30/11                12,798                            12,186
 5/31/11                12,596                            12,050
 6/30/11                12,376                            11,799
 7/31/11                11,853                            11,408
 8/31/11                10,863                            10,671
 9/30/11                 9,761                             9,836
10/31/11                11,122                            10,985
11/30/11                11,033                            10,931
12/31/11                11,147                            11,147
 1/31/12                11,727                            11,594
 2/29/12                12,344                            12,033
 3/31/12                12,609                            12,391
 4/30/12                12,376                            12,260
 5/31/12                11,506                            11,539
 6/30/12                12,111                            12,110
 7/31/12                12,218                            12,217
 8/31/12                12,678                            12,490
 9/30/12                13,132                            12,891
10/31/12                13,176                            12,820
11/30/12                13,258                            12,818
12/31/12                13,642                            13,103
 1/31/13                14,543                            13,949
 2/28/13                14,770                            14,147
 3/31/13                15,501                            14,709
 4/30/13                15,608                            14,913
 5/31/13                16,118                            15,301
 6/30/13                16,024                            15,171
 7/31/13                17,001                            16,003
 8/31/13                16,497                            15,388
 9/30/13                17,101                            15,813
10/31/13                17,908                            16,491
11/30/13                18,652                            16,966
12/31/13                19,168                            17,386
 1/31/14                18,412                            16,764
 2/28/14                19,086                            17,493
 3/31/14                19,370                            17,894
 4/30/14                19,414                            18,014
 5/31/14                19,874                            18,266
 6/30/14                20,384                            18,769
 7/31/14                20,069                            18,383
 8/31/14                20,807                            19,068
 9/30/14                20,277                            18,605
10/31/14                20,624                            19,090
11/30/14                20,895                            19,443
12/31/14                21,103                            19,594
 1/31/15                20,044                            18,808
 2/28/15                21,500                            19,715
 3/31/15                21,292                            19,493
 4/30/15                21,512                            19,628
 5/31/15                21,840                            19,858
 6/30/15                21,613                            19,494
 7/31/15                21,676                            19,528
 8/31/15                20,309                            18,381         Past performance is not predictive of
 9/30/15                19,672                            17,820         future performance.
10/31/15                21,229                            19,136         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          Average Annual        One        Five         Ten              redemption of fund shares.
          Total Return          Year       Years       Years             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2015, all rights
                                2.93%      15.21%      7.82%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 2.93% for the Series and 0.24% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible universe, which benefited relative performance as the largest market cap value stocks underperformed.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    Six Months Ended October 31, 2015
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/15  10/31/15    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $  986.80    0.21%    $1.05
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   7.9%
              Energy.......................................  14.0%
              Financials...................................  19.3%
              Health Care..................................  11.4%
              Industrials..................................  13.2%
              Information Technology.......................   8.5%
              Materials....................................   2.4%
              Other........................................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                             Percentage
                                                   Shares       Value+     of Net Assets**
                                                   ------       ------     ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (17.7%)
    Carnival Corp................................   489,649 $   26,480,218            0.5%
    Comcast Corp. Class A........................ 3,446,875    215,843,312            4.0%
    Comcast Corp. Special Class A................ 1,088,341     68,249,864            1.3%
    General Motors Co............................   802,642     28,020,232            0.5%
*   Liberty Interactive Corp., QVC Group Class A.   882,463     24,153,012            0.5%
#   Royal Caribbean Cruises, Ltd.................   322,500     31,717,875            0.6%
    Time Warner Cable, Inc.......................   693,942    131,432,615            2.5%
    Time Warner, Inc............................. 1,534,860    115,636,352            2.2%
    Twenty-First Century Fox, Inc. Class A....... 1,287,383     39,509,784            0.8%
    Other Securities.............................              327,779,700            6.0%
                                                            --------------           -----
Total Consumer Discretionary.....................            1,008,822,964           18.9%
                                                            --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co....................   813,476     37,143,314            0.7%
    Constellation Brands, Inc. Class A...........   249,042     33,570,862            0.6%
    CVS Health Corp.............................. 1,510,745    149,231,391            2.8%
    Mondelez International, Inc. Class A......... 2,081,099     96,063,530            1.8%
    Other Securities.............................              107,874,928            2.0%
                                                            --------------           -----
Total Consumer Staples...........................              423,884,025            7.9%
                                                            --------------           -----
Energy -- (13.1%)
    Anadarko Petroleum Corp......................   845,068     56,518,148            1.1%
    Chevron Corp................................. 1,027,290     93,360,115            1.8%
#   ConocoPhillips............................... 1,728,838     92,233,507            1.7%
    Exxon Mobil Corp............................. 2,043,508    169,079,852            3.2%
    Marathon Petroleum Corp......................   903,936     46,823,885            0.9%
    Phillips 66..................................   883,414     78,668,017            1.5%
    Valero Energy Corp...........................   605,899     39,940,862            0.8%
    Other Securities.............................              169,659,429            3.0%
                                                            --------------           -----
Total Energy.....................................              746,283,815           14.0%
                                                            --------------           -----
Financials -- (18.0%)
    American International Group, Inc............   899,581     56,727,578            1.1%
    Bank of America Corp......................... 5,529,894     92,791,621            1.7%
    Capital One Financial Corp...................   373,787     29,491,794            0.6%
    Citigroup, Inc............................... 2,143,604    113,975,425            2.1%
    CME Group, Inc...............................   414,385     39,146,951            0.7%
    Goldman Sachs Group, Inc. (The)..............   209,155     39,216,562            0.7%
    JPMorgan Chase & Co.......................... 2,120,954    136,271,294            2.6%
    MetLife, Inc................................. 1,125,923     56,724,001            1.1%
    Morgan Stanley............................... 1,476,248     48,671,897            0.9%
    Prudential Financial, Inc....................   497,625     41,054,062            0.8%
    Other Securities.............................              375,910,559            7.0%
                                                            --------------           -----
Total Financials.................................            1,029,981,744           19.3%
                                                            --------------           -----
Health Care -- (10.7%)
    Aetna, Inc...................................   558,462     64,100,268            1.2%
*   Allergan P.L.C...............................   117,350     36,198,954            0.7%
    Anthem, Inc..................................   504,640     70,220,656            1.3%
*   Express Scripts Holding Co...................   501,076     43,282,945            0.8%
    Humana, Inc..................................   236,814     42,302,085            0.8%
    Medtronic P.L.C..............................   324,690     24,001,085            0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Health Care -- (Continued)
      Pfizer, Inc........................................  4,448,466 $  150,447,120            2.8%
      Thermo Fisher Scientific, Inc......................    499,520     65,327,226            1.2%
      Other Securities...................................               114,818,331            2.1%
                                                                     --------------          ------
Total Health Care........................................               610,698,670           11.4%
                                                                     --------------          ------
Industrials -- (12.4%)
      CSX Corp...........................................  1,242,950     33,547,220            0.6%
      FedEx Corp.........................................    142,324     22,209,660            0.4%
      General Electric Co................................  5,637,788    163,044,829            3.1%
      Norfolk Southern Corp..............................    545,229     43,634,677            0.8%
      Northrop Grumman Corp..............................    175,493     32,948,811            0.6%
      Southwest Airlines Co..............................    645,761     29,892,277            0.6%
      Union Pacific Corp.................................    888,128     79,354,237            1.5%
      Other Securities...................................               302,802,363            5.6%
                                                                     --------------          ------
Total Industrials........................................               707,434,074           13.2%
                                                                     --------------          ------
Information Technology -- (8.0%)
#     Activision Blizzard, Inc...........................    982,162     34,139,951            0.7%
      Cisco Systems, Inc.................................  2,617,806     75,523,703            1.4%
      Intel Corp.........................................  1,924,139     65,151,347            1.2%
*     Yahoo!, Inc........................................  1,048,770     37,357,187            0.7%
      Other Securities...................................               244,731,539            4.5%
                                                                     --------------          ------
Total Information Technology.............................               456,903,727            8.5%
                                                                     --------------          ------
Materials -- (2.3%)
      Other Securities...................................               130,435,325            2.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (3.9%)
      AT&T, Inc..........................................  5,441,020    182,328,580            3.4%
      Other Securities...................................                41,398,339            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               223,726,919            4.2%
                                                                     --------------          ------
Utilities -- (0.1%)
      Other Securities...................................                 8,105,423            0.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,346,276,686          100.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   183,722            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,346,460,408
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.  3,231,849      3,231,849            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund..................... 31,241,165    361,460,278            6.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,382,943,498)................................              $5,711,152,535          106.8%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,008,822,964           --   --    $1,008,822,964
  Consumer Staples............    423,884,025           --   --       423,884,025
  Energy......................    746,283,815           --   --       746,283,815
  Financials..................  1,029,981,744           --   --     1,029,981,744
  Health Care.................    610,698,670           --   --       610,698,670
  Industrials.................    707,434,074           --   --       707,434,074
  Information Technology......    456,903,727           --   --       456,903,727
  Materials...................    130,435,325           --   --       130,435,325
  Other.......................             --           --   --                --
  Telecommunication Services..    223,726,919           --   --       223,726,919
  Utilities...................      8,105,423           --   --         8,105,423
Rights/Warrants...............             -- $    183,722   --           183,722
Temporary Cash Investments....      3,231,849           --   --         3,231,849
Securities Lending Collateral.             --  361,460,278   --       361,460,278
                               -------------- ------------   --    --------------
TOTAL......................... $5,349,508,535 $361,644,000   --    $5,711,152,535
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $512,345 of securities on loan)*......... $5,346,461
Temporary Cash Investments at Value & Cost...............................      3,232
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    361,460
Receivables:
  Dividends..............................................................      6,553
  Securities Lending Income..............................................        122
                                                                          ----------
     Total Assets........................................................  5,717,828
                                                                          ----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................          3
  Upon Return of Securities Loaned.......................................    361,460
  Investment Securities Purchased........................................      6,823
  Due to Advisor.........................................................        889
Accrued Expenses and Other Liabilities...................................        241
                                                                          ----------
     Total Liabilities...................................................    369,416
                                                                          ----------
NET ASSETS............................................................... $5,348,412
                                                                          ==========
Investments at Cost...................................................... $3,018,251
                                                                          ==========

----------
* See Note G in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

   Investment Income
     Dividends..................................................... $106,292
     Income from Securities Lending................................    1,349
                                                                    --------
        Total Investment Income....................................  107,641
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................   10,630
     Accounting & Transfer Agent Fees..............................      269
     Custodian Fees................................................       60
     Shareholders' Reports.........................................       21
     Directors'/Trustees' Fees & Expenses..........................       26
     Professional Fees.............................................       98
     Other.........................................................       68
                                                                    --------
        Total Expenses.............................................   11,172
                                                                    --------
     Net Expenses..................................................   11,172
                                                                    --------
     Net Investment Income (Loss)..................................   96,469
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   88,248
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  (36,271)
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................   51,977
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $148,446
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                            Year        Year
                                                                           Ended       Ended
                                                                          Oct. 31,    Oct. 31,
                                                                            2015        2014
                                                                         ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   96,469  $   77,511
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     88,248      18,712
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    (36,271)    573,756
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    148,446     669,979
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    247,754     209,662
  Withdrawals...........................................................   (191,765)   (125,419)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     55,989      84,243
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    204,435     754,222
Net Assets
  Beginning of Year.....................................................  5,143,977   4,389,755
                                                                         ----------  ----------
  End of Year........................................................... $5,348,412  $5,143,977
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015        2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................       2.93%      15.17%      35.92%      18.47%       6.33%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,348,412  $5,143,977  $4,389,755  $3,306,476  $2,901,325
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.21%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.82%       1.61%       1.82%       1.99%       1.61%
Portfolio Turnover Rate..............................          6%          2%          5%         10%         20%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $125 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Series. The rate charged to the Series under the new investment management agreement for investment management services is equal to the rate charged under the Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid to the CCO by the Trust were $84 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $484,934  $292,557

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                               Federal    Unrealized   Unrealized   Appreciation
                                               Tax Cost  Appreciation Depreciation (Depreciation)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,383,550  $2,448,275   $(120,672)    $2,327,603

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide
  Value Series..................     0.90%        $4,431         45         $5        $17,595

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2015.

G. Affiliated Trades

Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

          Portfolio                                 Purchases  Sales
          ---------                                 --------- -------
          Tax-Managed U.S. Marketwide Value Series.  $7,633   $18,842

H. Securities Lending:

   As of October 31, 2015, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $152,485 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Tax-Managed U.S. Marketwide Value Series:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The Tax-Managed U.S. Marketwide Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 155,088,932 97.81%  97.81% 3,475,575  2.19%     2.19%
(b) George M. Constantinides. 155,343,434 97.97%  97.97% 3,221,073  2.03%     2.03%
(c) John P. Gould............ 155,351,750 97.97%  97.97% 3,212,757  2.03%     2.03%
(d) Roger G. Ibbotson........ 155,273,889 97.92%  97.92% 3,290,618  2.08%     2.08%
(e) Edward P. Lazear......... 153,782,204 96.98%  96.98% 4,782,303  3.02%     3.02%
(f) Eduardo A. Repetto....... 155,215,286 97.89%  97.89% 3,349,221  2.11%     2.11%
(g) Myron S. Scholes......... 155,268,867 97.92%  97.92% 3,295,640  2.08%     2.08%
(h) Abbie J. Smith........... 155,357,638 97.98%  97.98% 3,206,869  2.02%     2.02%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
153,418,344  96.75%  96.75% 1,946,325  1.23%    1.23%   3,199,838  2.02%    2.02%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
153,170,946  96.60%  96.60% 2,083,715  1.31%    1.31%   3,309,846  2.09%    2.09%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the   Principal Occupation(s) During Past 5
   with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/    Years and Other Directorships of Public
     and Year of Birth         Length of Service           Overseen                     Companies Held
--------------------------------------------------------------------------------------------------------------------
                                         Disinterested Trustees/Directors
--------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
--------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                            Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                               School of Business (since 1965). Member
Booth School of Business                                                    and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                     Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                           (futures trading exchange) (since
1939                                                                        2004). Trustee, Harbor Fund (registered
                                                                            investment company) (29 Portfolios)
                                                                            (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company
                                                                            (1997-2010).
--------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                               Capital Management, LLC (hedge fund and
P.O. Box 208200                                                             asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                    to Morningstar Inc. (since 2006).
1943                                                                        Formerly, Director, BIRR Portfolio
                                                                            Analysis, Inc. (software products)
                                                                            (1990-2010).
--------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010        investment companies   Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                            Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                               Management and Economics, Graduate
School of Business                                                          School of Business, Stanford University
518 Memorial Way                                                            (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                     (expert testimony and economic and
1948                                                                        financial analysis) (since 2009).
                                                                            Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council
                                                                            of Economic Advisors, State of
                                                                            California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax
                                                                            Reform (2005)
--------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993        investment companies   Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                            E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                               Graduate School of Business, Stanford
Advisors, LP                                                                University (since 1981). Chairman,
6300 Bee Cave Road                                                          Ruapay Inc. (since 2013). Formerly,
Building 1                                                                  Chairman, Platinum Grove Asset
Austin, TX 78746                                                            Management, L.P. (hedge fund)
1941                                                                        (formerly, Oak Hill Platinum Partners)
                                                                            (1999-2009). Formerly, Director,
                                                                            American Century Fund Complex
                                                                            (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
--------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000        investment companies   Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                            University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                               Business (since 1980). Director, HNI
Booth School of Business                                                    Corporation (formerly known as HON
5807 S. Woodlawn                                                            Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                    (since 2000). Director, Ryder System
1953                                                                        Inc. (transportation, logistics and
                                                                            supply-chain management) (since 2003).
                                                                            Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research,
                                                                            Fundamental Investment Advisors (hedge
                                                                            fund) (2008-2011).

      Name, Position                                Portfolios within the   Principal Occupation(s) During Past 5
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/    Years and Other Directorships of Public
     and Year of Birth        Length of Service           Overseen                     Companies Held
-------------------------------------------------------------------------------------------------------------------
                                          Interested Trustees/Directors*
-------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Co-Chief Executive Officer and
President and Co-Chief        DFAITC-Since 1992                            formerly, Chief Executive Officer
Executive Officer             DEM-Since 1993                               (until 1/1/2010) of the following
6300 Bee Cave Road,                                                        companies: Dimensional Holdings Inc.,
Building One                                                               Dimensional Fund Advisors LP, DFA
Austin, TX 78746                                                           Securities LLC, DEM, DFAIDG, DIG and
1946                                                                       DFAITC (collectively, the "DFA
                                                                           Entities"). Director of Dimensional
                                                                           Fund Advisors Ltd. and formerly, Chief
                                                                           Investment Officer. Director of DFA
                                                                           Australia Limited and formerly,
                                                                           President and Chief Investment Officer.
                                                                           Director of Dimensional Advisors Ltd.,
                                                                           Dimensional Funds plc and Dimensional
                                                                           Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner,
                                                                           Oak Hill Partners (2001- 2010). Limited
                                                                           Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago.
                                                                           Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA
                                                                           Funds (registered investment company).
                                                                           Chairman, Director and Co- Chief
                                                                           Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and
                                                                           President (since 2012) of Dimensional
                                                                           Japan Ltd. Chairman, Director,
                                                                           President and Co-Chief Executive
                                                                           Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   January 2010), Co-Chief Investment
Executive Officer and Co-     DFAITC-Since 2009                            Officer (since June 2014),
Chief Investment Officer      DEM-Since 2009                               Director/Trustee, and formerly, Chief
6300 Bee Cave Road,                                                        Investment Officer (March 2007 - June
Building One                                                               2014) of the DFA Entities. Director,
Austin, TX 78746                                                           Co-Chief Executive Officer and Chief
1967                                                                       Investment Officer (since 2010) of
                                                                           Dimensional Cayman Commodity Fund I
                                                                           Ltd. Director, Co-Chief Executive
                                                                           Officer, President and Co-Chief
                                                                           Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014).
                                                                           Co-Chief Investment Officer, Vice
                                                                           President, and Director of DFA
                                                                           Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014).
                                                                           Director of Dimensional Fund Advisors
                                                                           Ltd., Dimensional Funds plc,
                                                                           Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly,
                                                                           Vice President of the DFA Entities and
                                                                           Dimensional Fund Advisors Canada ULC.
                                                                           Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional
                                                                           Japan Ltd.
-------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
  April A. Aandal       Vice President         Since 2008       Vice President of all the DFA Entities.
  1963
------------------------------------------------------------------------------------------------------------------
  Robyn G. Alcorta      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
  1974                                                          Vice President, Business Development at
                                                                Capson Physicians Insurance Company
                                                                (2010-2012); Vice President at Charles Schwab
                                                                (2007-2010).
------------------------------------------------------------------------------------------------------------------
  Darryl D. Avery       Vice President         Since 2005       Vice President of all the DFA Entities.
  1966
------------------------------------------------------------------------------------------------------------------
  Arthur H. Barlow      Vice President         Since 1993       Vice President of all the DFA Entities. Director
  1955                                                          and Managing Director of Dimensional Fund
                                                                Advisors Ltd (since September 2013).
------------------------------------------------------------------------------------------------------------------
  Peter Bergan          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1974                                                          Senior Infrastructure Manager for Dimensional
                                                                Fund Advisors LP (January 2011-January
                                                                2014); Partner at Stonehouse Consulting
                                                                (2010).
------------------------------------------------------------------------------------------------------------------
  Lana Bergstein        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1974                                                          Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
------------------------------------------------------------------------------------------------------------------
  Stanley W. Black      Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1970                                                          Senior Research Associate (January 2012-
                                                                January 2014) and Research Associate
                                                                (2006-2011) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
  Aaron T. Borders      Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1973                                                          Regional Director for Dimensional Fund
                                                                Advisors LP (April 2008-January 2014).
------------------------------------------------------------------------------------------------------------------
  Scott A. Bosworth     Vice President         Since 2007       Vice President of all the DFA Entities.
  1968
------------------------------------------------------------------------------------------------------------------
  Valerie A. Brown      Vice President and     Since 2001       Vice President and Assistant Secretary of all the
  1967                  Assistant Secretary                     DFA Entities, DFA Australia Limited,
                                                                Dimensional Fund Advisors Ltd., Dimensional
                                                                Cayman Commodity Fund I Ltd., Dimensional
                                                                Fund Advisors Pte. and Dimensional Hong Kong
                                                                Limited. Director, Vice President and Assistant
                                                                Secretary of Dimensional Fund Advisors
                                                                Canada ULC.
------------------------------------------------------------------------------------------------------------------
  David P. Butler       Vice President         Since 2007       Vice President of all the DFA Entities. Head of
  1964                                                          Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
------------------------------------------------------------------------------------------------------------------
  Douglas M. Byrkit     Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
  1970                                                          Regional Director for Dimensional Fund
                                                                Advisors LP (December 2010-January 2012);
                                                                Regional Director at Russell Investments
                                                                (April 2006-December 2010).
------------------------------------------------------------------------------------------------------------------
  Hunt M. Cairns        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
  1973                                                          Regional Director (January 2010-January 2014)
                                                                and Senior Associate (July 2008-December
                                                                2009) for Dimensional Fund Advisors LP.

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                       Regional Director (January 2012-January 2015)
                                                           for Dimensional Fund Advisors LP; Principal for
                                                           Chamberlain Financial Group (October 2010-
                                                           December 2011); Wealth Management
                                                           Consultant for Saybrus Partners (May 2008-
                                                           October 2010).
-------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Sales Executive
                                                           for Vanguard (2004-June 2011).
-------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (2008-2010).
-------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head
1966                                                       of Portfolio Management (since March 2012)
                                                           and Senior Portfolio Manager (since January
                                                           2012) for Dimensional Fund Advisors LP.
                                                           Formerly, Portfolio Manager for Dimensional
                                                           Fund Advisors LP (October 2005 to
                                                           January 2012).
-------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                       Counsel for Dimensional Fund Advisors LP
                                                           (April 2012-January 2014); Vice President and
                                                           Counsel for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President    Since 2004       Vice President of all the DFA Entities, DFA
1972                                                       Australia Limited and Dimensional Fund
                                                           Advisors Canada ULC. Head of Global
                                                           Institutional Services for Dimensional Fund
                                                           Advisors LP (since January 2014). Formerly,
                                                           Head of Institutional, North America (March
                                                           2012 to December 2013) and Head of Portfolio
                                                           Management (January 2006 to March 2012) for
                                                           Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (September 2011-March 2013);
                                                           Vice President at MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (August 2010-March 2014); Vice
                                                           President, Sales and Business Development at
                                                           AdvisorsIG (PPMG) (2009-2010); Vice President
                                                           at Credit Suisse (2007-2009).
-------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (2003-March 2014).
-------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                       Senior Vice President and Managing Director at
                                                           State Street Bank & Trust Company
                                                           (2007-2008).

                                             Term of Office/1/
                                              and Length of
Name and Year of Birth       Position            Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                            Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                      Limited and Dimensional Fund Advisors Ltd.
                                                                Vice President, Chief Compliance Officer and
                                                                Chief Privacy Officer of Dimensional Fund
                                                                Advisors Canada ULC. Formerly, Vice President
                                                                and Global Chief Compliance Officer for
                                                                Dimensional SmartNest (US) LLC
                                                                (October 2010-2014).
------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                            Australia Limited and Dimensional Fund
                                                                Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014)
                                                                and Senior Associate (August 2010-December
                                                                2011) for Dimensional Fund Advisors LP; MBA
                                                                and MPA at the University of Texas at Austin
                                                                (August 2007-May 2010).
------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                            Senior Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors
                                                                LP; Senior Consultant, NERA Economic
                                                                Consulting, New York (May 2010-November
                                                                2012).
------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                            Research Associate (August 2008-March 2010)
                                                                and Research Assistant (April 2006-August
                                                                2008) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP
                                                                (since February 2013). Formerly, Senior
                                                                Manager of Research and Marketing for
                                                                Dimensional Fund Advisors LP (June 2012-
                                                                January 2013); Director of Mutual Fund Analysis
                                                                at Morningstar (January 2008-May 2012).
------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Ltd. (July 2008-March 2013).

                                            Term of Office/1/
                                             and Length of
Name and Year of Birth       Position           Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President        Since 2004       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President        Since 2008       Vice President of all the DFA Entities. Co-Head
1974                                                           of Portfolio Management (since March 2012)
                                                               and Senior Portfolio Manager (since January
                                                               2012) of Dimensional Fund Advisors LP.
                                                               Formerly, Portfolio Manager of Dimensional
                                                               Fund Advisors LP (September 2004-
                                                               January 2012).
-----------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund
                                                               Advisors LP (August 2011-January 2014);
                                                               Senior Vice President of First Trust Advisors
                                                               L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President        Since 2009       Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                           Vice President for Dimensional SmartNest (US)
                                                               LLC (January 2012-November 2014); Senior
                                                               Vice President for Morningstar (July 2004-
                                                               July 2011).
-----------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                           Managing Director at BlackRock (2004-January
                                                               2012).
-----------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President        Since 2000       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President        Since 2007       Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President        Since 2011       Vice President of all the DFA Entities. Senior
1975                                                           Trader for Dimensional Fund Advisors LP (since
                                                               2012). Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Counsel for Dimensional Fund Advisors LP
                                                               (January 2011-January 2014); Vice President
                                                               and Senior Counsel for State Street Global
                                                               Advisors (November 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President        Since 2007       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President        Since 2005       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President and    Since 2015       Vice President and Controller of all the DFA
1958                    Controller                             Entities. Formerly, Vice President of T. Rowe
                                                               Price Group, Inc. and Director of Investment
                                                               Treasury and Treasurer of the T. Rowe Price
                                                               Funds (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President        Since 2004       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                           Managing Director, Co-Head Global Consultant
                                                               Relations at BlackRock (2004-2011).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Mark A. Hunter         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors
                                                           LP; Senior Compliance Manager for Janus
                                                           Capital Group, Inc. (March 2004-November
                                                           2010).
-------------------------------------------------------------------------------------------------------------
 Jeff J. Jeon           Vice President    Since 2004       Vice President of all the DFA Entities and
 1973                                                      Dimensional Cayman Commodity Fund I Ltd.
-------------------------------------------------------------------------------------------------------------
 Garret D. Jones        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) and Project
                                                           Manager (2007-2010) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Stephen W. Jones       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1968                                                      Facilities Manager for Dimensional Fund
                                                           Advisors LP (October 2008-January 2012).
-------------------------------------------------------------------------------------------------------------
 Scott P. Kaup          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1975                                                      Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014)
                                                           for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 David M. Kavanaugh     Vice President    Since 2014       Vice President of all the DFA Entities. Head of
 1978                                                      Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July
                                                           2014). Formerly, Counsel of Dimensional Fund
                                                           Advisors LP (August 2011-January 2014);
                                                           Associate at Andrews Kurth LLP (2006-2011).
-------------------------------------------------------------------------------------------------------------
 Patrick M. Keating     Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
 1954                                                      Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman
                                                           Commodity Fund I Ltd. and Dimensional
                                                           Advisors Ltd (until February 2015); Chief
                                                           Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund
                                                           Advisors LP, Dimensional Cayman Commodity
                                                           Fund I Ltd., Dimensional Advisors Ltd. and
                                                           Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015); Director, Vice President, and
                                                           Chief Privacy Officer of Dimensional Fund
                                                           Advisors Canada ULC (until February 2015);
                                                           Director of DFA Australia Limited, Dimensional
                                                           Fund Advisors Ltd. and Dimensional Advisors
                                                           Ltd. (until February 2015); Director and Vice
                                                           President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015); and Director, Vice President
                                                           and Chief Operating Officer of Dimensional
                                                           Japan Ltd. (until May 2015).
-------------------------------------------------------------------------------------------------------------
 Andrew K. Keiper       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1977                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (October 2004-January 2013).
-------------------------------------------------------------------------------------------------------------
 Glenn E. Kemp          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1948                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (April 2006-January 2012).
-------------------------------------------------------------------------------------------------------------
 David M. Kershner      Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
 1971                                                      Manager for Dimensional Fund Advisors LP
                                                           (since June 2004).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors
                                                           LP (September 2012-January 2014); Vice
                                                           President and Global Creative Director at
                                                           Morgan Stanley (2007-2012); Visiting Assistant
                                                           Professor, Graduate Communications Design at
                                                           Pratt Institute (2004-2012).
-------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional
                                                           Fund Advisors LP (since August 2010).
-------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors
                                                           LP (since January 2012). Formerly, Portfolio
                                                           Manager for Dimensional (April 2001-January
                                                           2012).
-------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and
                                                           Data (January 2012-December 2012) and
                                                           Systems Developer (June 2007-December
                                                           2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (2007-2010).
-------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional
                                                           SmartNest (US) LLC (July 2012-November
                                                           2014).
-------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1969                                                      Vice President-Global Operations at Janus
                                                           Capital Group (2005-2011).
-------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012)
                                                           and Trader (2000-2009) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
-------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1980                                                      Research Associate for Dimensional Fund
                                                           Advisors LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief
                                                           Investment Officer (April 2005-April 2013) for
                                                           First Citizens Bancorporation.
-------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January
                                                           2015) for Dimensional Fund Advisors LP; Vice
                                                           President and Tax Manager, North America
                                                           (August 2006-April 2012) for Pacific Investment
                                                           Management Company.
-------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969

                                         Term of Office/1/
                                          and Length of
Name and Year of Birth     Position          Service            Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
 1972                                                       Senior Manager, Marketing Operations (January
                                                            2014-January 2015), Manager, Client Systems
                                                            (October 2011-January 2014) and RFP
                                                            Manager (April 2010-October 2011) for
                                                            Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
 1969                                                       Regional Director for Dimensional Fund
                                                            Advisors LP (January 2011-January 2014); Vice
                                                            President at Columbia Management
                                                            (2004-2010).
--------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President     Since 2010       Vice President of all the DFA Entities and
 1972                                                       Dimensional Cayman Commodity Fund I Ltd.
                                                            Formerly, Counsel for Dimensional Fund
                                                            Advisors LP (September 2006-January 2010).
--------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President     Since 2008       Vice President of all DFA Entities and Head of
 1970                                                       Global Human Resources for Dimensional Fund
                                                            Advisors LP.
--------------------------------------------------------------------------------------------------------------
 David R. Martin        Vice President,    Since 2007       Vice President, Chief Financial Officer and
 1956                   Chief Financial                     Treasurer of all the DFA Entities and
                        Officer and                         Dimensional Cayman Commodity Fund I Ltd.
                        Treasurer                           Director, Vice President, Chief Financial Officer
                                                            and Treasurer of Dimensional Fund Advisors
                                                            Ltd., DFA Australia Limited, Dimensional
                                                            Advisors Pte. Ltd., Dimensional Hong Kong
                                                            Limited and Dimensional Fund Advisors Canada
                                                            ULC. Director of Dimensional Funds plc and
                                                            Dimensional Funds II plc. Statutory Auditor of
                                                            Dimensional Japan Ltd. Formerly, Chief
                                                            Financial Officer, Treasurer and Vice President
                                                            of Dimensional SmartNest (US) LLC (October
                                                            2010-November 2014).
--------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President     Since 2015       Vice President of all the DFA Entities. Formerly,
 1965                                                       Senior Compliance Officer (May 2012-January
                                                            2015) for Dimensional Fund Advisors LP; Chief
                                                            Compliance Officer (April 2010-April 2012) for Al
                                                            Frank Asset Management.
--------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
 1975                                                       Regional Director of Dimensional Fund Advisors
                                                            LP (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President     Since 2014       Vice President of all the DFA Entities. Formerly,
 1984                                                       Regional Director (January 2009-January 2014)
                                                            and Senior Associate (2011) for Dimensional
                                                            Fund Advisors LP; Investment Consultant
                                                            (March 2010-December 2010) and Investment
                                                            Analyst (December 2007-March 2010) at
                                                            Towers Watson.
--------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President     Since 2015       Vice President of all the DFA Entities. Portfolio
 1981                                                       Manager (since September 2011) for
                                                            Dimensional Fund Advisors LP. Formerly,
                                                            Portfolio Manager for Wells Capital
                                                            Management (October 2004-September 2011).
--------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President     Since 2013       Vice President of all the DFA Entities. Formerly,
 1971                                                       Manager, Investment Systems (2011-January
                                                            2013) and Project Manager (2007-2010) for
                                                            Dimensional Fund Advisors LP.

                                                Term of Office/1/
                                                  and Length of
Name and Year of Birth       Position                Service               Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA
 1964                   Secretary           and Secretary since 2000   Entities. Director, Vice President and Secretary
                                                                       of DFA Australia Limited and Dimensional Fund
                                                                       Advisors Ltd. (since February 2002, April 1997,
                                                                       and May 2002, respectively). Vice President and
                                                                       Secretary of Dimensional Fund Advisors
                                                                       Canada ULC (since June 2003), Dimensional
                                                                       Cayman Commodity Fund I Ltd., Dimensional
                                                                       Japan Ltd (since February 2012), Dimensional
                                                                       Advisors Ltd (since March 2012), Dimensional
                                                                       Fund Advisors Pte. Ltd. (since June 2012).
                                                                       Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan
                                                                       Ltd., Dimensional Advisors Ltd., Dimensional
                                                                       Fund Advisors Pte. Ltd. and Dimensional Hong
                                                                       Kong Limited (since August 2012 and July
                                                                       2012). Formerly, Vice President and Secretary
                                                                       of Dimensional SmartNest (US) LLC (October
                                                                       2010-November 2014).
-------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive
                                                                       for Vanguard (July 2008-May 2011).
-------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                  Portfolio Manager for Dimensional Fund
                                                                       Advisors LP (2008-2010).
-------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and  Since 2013                 Vice President of all the DFA Entities. Deputy
 1961                   Deputy Chief                                   Chief Compliance Officer of Dimensional Fund
                        Compliance Officer                             Advisors LP (since December 2012). Formerly,
                                                                       Chief Compliance Officer of Wellington
                                                                       Management Company, LLP (2004-2011).
-------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President      Since 2010                 Vice President of all the DFA Entities and
 1974                                                                  Dimensional Cayman Commodity Fund I Ltd.
                                                                       Deputy General Counsel, Funds (since 2011).
                                                                       Formerly, Counsel for Dimensional Fund
                                                                       Advisors LP (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and  Vice President since 2007  Vice President and Co-Chief Investment Officer
 1976                   Co-Chief            and Co-Chief Investment    of all the DFA Entities and Dimensional Fund
                        Investment Officer  Officer since 2014         Advisors Canada ULC. Director of Dimensional
                                                                       Funds plc and Dimensional Fund II plc.
-------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President      Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                  Manager for Dimensional Fund Advisors LP
                                                                       (since July 2005).
-------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President      Since 2010                 Vice President of all the DFA Entities. Formerly,
 1978                                                                  Senior Compliance Officer (January 2008-
                                                                       January 2010) and Compliance Officer
                                                                       (February 2006-December 2007) for
                                                                       Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director for Dimensional Fund
                                                                       Advisors LP (2012-January 2013); Senior
                                                                       Consultant (June 2011-December 2011) and
                                                                       Senior Investment Analyst and Consultant (July
                                                                       2008-June 2011) at Hewitt EnnisKnupp.

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President    Since 2015       Vice President of all the DFA Entities. Senior
 1984                                                      Manager, Advisor Benchmarking (since January
                                                           2015) for Dimensional Fund Advisors LP.
                                                           Formerly, Manager, Advisor Benchmarking
                                                           (April 2012-December 2014) for Dimensional
                                                           Fund Advisors LP; Senior Manager, Research
                                                           and Consulting (October 2010-April 2012) for
                                                           Crain Communications Inc.; Senior Manager,
                                                           Revenue Planning and Strategy (April 2007-
                                                           October 2010) for T-Mobile.
-------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1974                                                      Regional Director (May 2011-January 2015) for
                                                           Dimensional Fund Advisors LP; Investment
                                                           Counselor/Regional Director for Halbert
                                                           Hargrove (2008-May 2011).
-------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President    Since 2015       Vice President of all the DFA Entities. Counsel
 1976                                                      for Dimensional Fund Advisors LP (since
                                                           February 2015). Formerly, Chief Financial
                                                           Officer and General Counsel for Relentless
                                                           (March 2014-January 2015); Vice President of
                                                           all the DFA Entities (January 2013-March 2014);
                                                           Counsel for Dimensional Fund Advisors LP
                                                           (January 2009-March 2014).
-------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President    Since 1993       Vice President of all the DFA Entities, DFA
 1961                                                      Australia Limited, Dimensional Fund Advisors
                                                           Ltd. and Dimensional Fund Advisors Canada
                                                           ULC.
-------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President    Since 2011       Vice President of all the DFA Entities. Senior
 1970                                                      Portfolio Manager for Dimensional Fund
                                                           Advisors LP (since January 2015). Formerly,
                                                           Portfolio Manager for Dimensional Fund
                                                           Advisors LP (2006-January 2015).
-------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (January 2011-January 2014); Vice
                                                           President at BlackRock (2009-2010).
-------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015)
                                                           for Dimensional Fund Advisors LP; Regional
                                                           Vice President (2003-March 2011) for Invesco
                                                           PowerShares.
-------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012)
                                                           for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors
                                                           LP; Senior Financial Consultant and Chief
                                                           Accounting Officer (July 2002-July 2013) for
                                                           MFS Investment Management.
-------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
-------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Vice President for Dimensional SmartNest (US)
                                                           LLC (September 2010-November 2014).

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for
                                                           Dimensional Fund Advisors LP (January 2012-
                                                           January 2014); Director of Human Resources at
                                                           Spansion, Inc. (March 2009-December 2011).
-------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data
                                                           (January 2014-January 2015), Senior Associate,
                                                           Investment Analytics and Data (January 2013-
                                                           January 2014), Associate, Investment Analytics
                                                           and Data (January 2012-January 2013), and
                                                           Investment Data Analyst (April 2010-January
                                                           2012) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
 1959                                                      Client Systems Manager for Dimensional Fund
                                                           Advisors LP (July 2008-January 2010); Senior
                                                           Manager at Vanguard (November 1997-July
                                                           2008).
-------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP; Associate Consultant for ZS
                                                           Associates (April 2008-November 2010).
-------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January
                                                           2015) and Senior Associate (September 2008-
                                                           September 2009) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
 1965                                                      Investment Operations Manager for Dimensional
                                                           Fund Advisors LP (May 2007-January 2009).
-------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
-------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior
 1981                                                      Portfolio Manager for Dimensional Fund
                                                           Advisors LP (since January 2015). Formerly,
                                                           Portfolio Manager (January 2012-January 2015)
                                                           and Investment Associate for Dimensional Fund
                                                           Advisors LP (August 2010-December 2011).
-------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
-------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP
                                                           (since January 2010).
-------------------------------------------------------------------------------------------------------------
 Andrew D. Smith        Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
 1968                                                      Project Manager for Dimensional Fund Advisors
                                                           LP (2007-2010).
-------------------------------------------------------------------------------------------------------------
 Grady M. Smith         Vice President    Since 2004       Vice President of all the DFA Entities and
 1956                                                      Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------
 Lawrence R. Spieth     Vice President    Since 2004       Vice President of all the DFA Entities.
 1947
-------------------------------------------------------------------------------------------------------------
 Richard H. Tatlow V    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director for Dimensional Fund
                                                           Advisors LP (April 2010-January 2013).
-------------------------------------------------------------------------------------------------------------
 Blake T. Tatsuta       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1973                                                      Manager, Investment Analytics and Data
                                                           (2012-January 2013) and Research Assistant
                                                           (2002-2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------

                                        Term of Office/1/
                                         and Length of
Name and Year of Birth     Position         Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) and
                                                           Senior Associate (2007-2009) for Dimensional
                                                           Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (January 2008-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015)
                                                           for Dimensional Fund Advisors LP; Research
                                                           Assistant at Dartmouth College (2009-2011).
-------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                       Australia Limited, Dimensional Fund Advisors
                                                           Ltd., and Dimensional Fund Advisors Canada
                                                           ULC.
-------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (September 2008-January 2014).
-------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP
                                                           (since 2004).
-------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015)
                                                           for Dimensional Fund Advisors LP; Director of
                                                           Marketing and Investor Relations for Treaty Oak
                                                           Capital Management (July 2011-October 2011);
                                                           Vice President for Rockspring Capital (October
                                                           2010-July 2011); Program Director for
                                                           RevEurope Payments (November 2008-October
                                                           2010).
-------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since June
                                                           2014) for Dimensional Fund Advisors LP.
                                                           Formerly, Senior Manager, Recruiting
                                                           (December 2012-June 2014) for Dimensional
                                                           Fund Advisors LP; Co-Head of Global
                                                           Recruiting (May 2009-November 2012) for Two
                                                           Sigma Investments.
-------------------------------------------------------------------------------------------------------------
Paul E. Wise            Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund
                                                           Advisors LP (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                        Qualifying
                                                                                                           For
                                                    Net                                                 Corporate
                                                Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                                  Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.           Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------           ------------- ------------- ------------- ------------- ------------ ----------
Tax-Managed U.S. Marketwide Value Portfolio...      100%          --            --            100%         100%        100%
Tax-Managed U.S. Equity Portfolio.............      100%          --            --            100%         100%        100%
Tax-Managed U.S. Targeted Value Portfolio.....       24%          --            75%           100%         100%        100%
Tax-Managed U.S. Small Cap Portfolio..........       33%          --            67%           100%         100%        100%
T.A. U.S. Core Equity 2 Portfolio.............       57%          --            43%           100%         100%        100%
Tax-Managed DFA International Value Portfolio.       97%          --             3%           100%         100%        100%
T.A. World ex U.S. Core Equity Portfolio......      100%          --            --            100%         100%        100%

                                                                              Qualifying
                                                                                Short-
                                                Foreign   Foreign  Qualifying    Term
                                                  Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.           Credit(3) Income(4) Income(5)   Gain(6)
------------------------------------           --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide Value Portfolio...    --          5%      100%       100%
Tax-Managed U.S. Equity Portfolio.............    --         --       100%       100%
Tax-Managed U.S. Targeted Value Portfolio.....    --         --       100%       100%
Tax-Managed U.S. Small Cap Portfolio..........    --         --       100%       100%
T.A. U.S. Core Equity 2 Portfolio.............    --         --       100%       100%
Tax-Managed DFA International Value Portfolio.     8%       100%      100%       100%
T.A. World ex U.S. Core Equity Portfolio......     9%       100%      100%       100%

----------

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-002A
 [LOGO]                                                              00157600

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2015

                               TABLE OF CONTENTS


INVESTMENT SUMMARY                                                                1

SCHEDULE OF PORTFOLIO HOLDINGS                                                    2

SCHEDULE OF INVESTMENTS                                                           3

STATEMENT OF ASSETS AND LIABILITIES                                               8

STATEMENT OF OPERATIONS                                                           9

STATEMENTS OF CHANGES IN NET ASSETS                                              10

FINANCIAL HIGHLIGHTS                                                             11

NOTES TO FINANCIAL STATEMENTS                                                    12

SUPPLEMENTAL INFORMATION                                                         17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                          20

FUND MANAGEMENT                                                                  21

                              INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/15

                                              1 YEAR SINCE INCEPTION 7-DAY YIELD
                                              ------ --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND             0.11%      0.15%         0.15%
CITIGROUP ONE-MONTH U.S. TREASURY BILL INDEX   0.01%      0.05%           --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
October 31, 2015

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2015:

                                                                                 PERCENT OF
SECURITY ALLOCATION                                                              INVESTMENTS
-------------------                                                              -----------
Commercial Paper                                                                     49.8%
Repurchase Agreements                                                                15.1
U.S. Government Agency Securities                                                    14.6
Certificates of Deposit                                                              13.6
Yankee Bonds                                                                          2.2
U.S. Treasury Obligations                                                             1.8
Yankee Certificates of Deposit                                                        1.6
Corporate Bonds                                                                       1.3
                                                                                    -----
TOTAL INVESTMENTS                                                                   100.0%

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
October 31, 2015

SECURITY DESCRIPTION                        Rate  Maturity Face Amount $ Fair Value $
--------------------                        ----  -------- ------------- ------------
CORPORATE BONDS--1.3%
(r)General Electric Capital Corp.           0.52% 01/08/16   15,296,000   15,299,013
(r)General Electric Capital Corp.           0.55% 01/14/16   40,000,000   40,006,360
(r)General Electric Capital Corp.           0.51% 05/11/16   36,280,000   36,296,326
(r)IBM Corp.                                0.37% 02/05/16   12,970,000   12,971,686
(r)Merck & Co., Inc.                        0.51% 05/18/16   10,000,000   10,007,370
(r)Toyota Motor Credit Corp.                0.39% 12/09/15   11,000,000   10,999,483
(r)Toyota Motor Credit Corp.                0.61% 05/17/16   14,038,000   14,053,442
(r)Toyota Motor Credit Corp.                0.36% 06/13/16  150,000,000  149,938,200
                                                            -----------  -----------
TOTAL CORPORATE BONDS (Cost $289,679,303)                   289,584,000  289,571,880
                                                            -----------  -----------
YANKEE BONDS--2.2%
(r)Bank of Nova Scotia                      0.49% 06/20/16   42,000,000   41,994,918
(r)Commonwealth Bank of Australia           0.54% 12/04/15   25,000,000   25,001,075
(r)Royal Bank of Canada                     0.56% 12/16/15   51,000,000   51,004,845
(r)Royal Bank of Canada                     0.70% 03/08/16   25,000,000   25,022,850
(r)Royal Bank of Canada                     0.79% 09/09/16   19,436,000   19,470,752
(r)Royal Bank of Canada NY                  0.31% 04/08/16   40,000,000   39,996,520
(r)Svenska Handelsbanken AB                 0.80% 03/21/16   81,497,000   81,590,966
(r)Svenska Handelsbanken AB                 0.80% 09/23/16    4,525,000    4,534,068
(r)Toronto Dominion Bank                    0.50% 11/06/15   50,000,000   50,000,400
(r)Toronto Dominion Bank NY                 0.35% 05/23/16   50,000,000   49,996,900
(r)Total Capital Canada, Ltd.               0.70% 01/15/16  101,109,000  101,175,125
                                                            -----------  -----------
TOTAL YANKEE BONDS (Cost $489,901,889)                      489,567,000  489,788,419
                                                            -----------  -----------
COMMERCIAL PAPER--49.8%
(y)++3M Co.                                 0.18% 12/16/15  100,000,000   99,977,414
(y)++ANZ National International Ltd.        0.31% 03/16/16  100,000,000   99,882,700
(r)++ANZ New Zealand International Ltd.     0.31% 04/08/16  100,000,000   99,991,200
(y)++Apple, Inc.                            0.14% 11/05/15   82,000,000   81,998,360
(y)++Apple, Inc.                            0.17% 12/15/15  100,000,000   99,978,150
(y)++Apple, Inc.                            0.18% 12/21/15   50,000,000   49,987,072
(y)++Apple, Inc.                            0.21% 01/08/16   20,000,000   19,992,106
(y)++Archer-Daniels-Midland                 0.16% 11/16/15   20,000,000   19,998,555
(y)++Archer-Daniels-Midland                 0.17% 11/20/15   75,000,000   74,993,000
(y)++Archer-Daniels-Midland                 0.19% 11/30/15   70,000,000   69,989,090
(y)++AstraZeneca PLC                        0.17% 12/07/15   90,000,000   89,984,705
(y)++Australia & New Zealand Banking Group  0.24% 12/03/15  100,000,000   99,978,183
(y)++Australia & New Zealand Banking Group  0.29% 02/26/16   83,700,000   83,620,595
(r)Australia & New Zealand Banking Group    0.40% 07/06/16  100,000,000   99,986,600
(y)++Bank Nederlandse Gemeenten NV          0.17% 12/09/15   28,000,000   27,994,929
(y)Banque et Caisse d'Epargne de I'Etat     0.35% 11/17/15   20,000,000   19,996,700
(y)Banque et Caisse d'Epargne de I'Etat     0.36% 12/02/15  100,000,000   99,968,375
(y)Banque et Caisse d'Epargne de I'Etat     0.36% 12/03/15   39,830,000   39,816,984
(y)Banque et Caisse d'Epargne de I'Etat     0.40% 01/21/16   50,000,000   49,954,466
(y)Banque et Caisse d'Epargne de I'Etat     0.41% 01/28/16  100,000,000   99,899,500
(y)Banque et Caisse d'Epargne de I'Etat     0.47% 04/06/16  100,000,000   99,791,975
(y)++Basin Electric Power Cooperative       0.19% 12/03/15   14,000,000   13,997,554
(y)++Basin Electric Power Cooperative       0.20% 12/07/15   15,000,000   14,996,976
(y)++Bristol-Myers Squibb Co.               0.17% 12/11/15   22,200,000   22,195,701
(y)Caisse des Depots et Consignations       0.11% 11/03/15   75,000,000   74,999,325
(y)++Caisse des Depots et Consignations     0.09% 11/16/15  194,000,000  193,992,121
(y)Caisse des Depots et Consignations       0.09% 11/25/15  100,000,000   99,993,572
(y)Caisse des Depots et Consignations       0.10% 12/08/15  100,000,000   99,989,925
(y)Caisse des Depots et Consignations       0.10% 12/22/15  100,000,000   99,985,572
(y)Caisse des Depots et Consignations       0.29% 02/16/16  100,000,000   99,911,961
(y)Caisse des Depots et Consignations       0.34% 03/15/16   45,000,000   44,942,117
(y)Caterpillar Financial Services Corp.     0.13% 11/04/15   87,000,000   86,998,707
(y)Caterpillar Financial Services Corp.     0.23% 01/27/16   75,000,000   74,957,725
(y)++Commonwealth Bank of Australia         0.07% 11/10/15   75,000,000   74,998,533
(y)++Commonwealth Bank of Australia         0.09% 12/01/15  100,000,000   99,991,822
(r)++Commonwealth Bank of Australia         0.31% 04/13/16   40,000,000   39,996,240
(r)Commonwealth Bank of Australia           0.31% 05/04/16   50,000,000   49,997,400
(r)++Commonwealth Bank of Australia         0.40% 06/29/16  100,000,000   99,986,800
(r)Commonwealth Bank of Australia           0.41% 07/11/16  100,000,000   99,986,400
(r)++Commonwealth Bank of Australia         0.00% 10/27/16   90,000,000   90,000,000
(y) ++CPPIB Capital, Inc.                   0.15% 11/04/15   75,000,000   74,998,750


                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
October 31, 2015

SECURITY DESCRIPTION                  Rate  Maturity Face Amount $ Fair Value $
--------------------                  ----  -------- ------------- ------------
COMMERCIAL PAPER--49.8% (CONTINUED)
(y)++CPPIB Capital, Inc.              0.14% 11/23/15   50,000,000   49,995,434
(y)++CPPIB Capital, Inc.              0.16% 12/04/15  100,000,000   99,984,736
(y)++CPPIB Capital, Inc.              0.21% 01/07/16  100,000,000   99,961,283
(y)++CPPIB Capital, Inc.              0.27% 02/16/16  100,000,000   99,918,856
(y)++CPPIB Capital, Inc.              0.27% 02/17/16  100,000,000   99,917,500
(y)++CPPIB Capital, Inc.              0.27% 02/18/16  100,000,000   99,916,133
(y)++CPPIB Capital, Inc.              0.36% 04/15/16   75,000,000   74,876,100
(y)++DBS Bank Ltd.                    0.13% 11/09/15  168,700,000  168,694,376
(y)++DBS Bank Ltd.                    0.13% 11/10/15   95,000,000   94,996,516
(y)++DBS Bank Ltd.                    0.13% 11/12/15   50,000,000   49,997,834
(y)++DBS Bank Ltd.                    0.20% 01/05/16  100,000,000   99,962,964
(y)++DBS Bank Ltd.                    0.25% 02/05/16  100,000,000   99,933,033
(y)++EMC Corp.                        0.20% 11/03/15   17,800,000   17,799,703
(y)++EMC Corp.                        0.18% 11/24/15   50,000,000   49,994,132
(y)++EMC Corp.                        0.19% 12/02/15   23,990,000   23,985,954
(y)++EMC Corp.                        0.19% 12/03/15  100,000,000   99,982,528
(y)++Emerson Electric Co.             0.20% 01/25/16   30,000,000   29,985,863
(y)++Erste Abwicklungsanstalt         0.13% 11/19/15   15,500,000   15,498,898
(y)++Erste Abwicklungsanstalt         0.15% 11/25/15  100,000,000   99,989,817
(y)++Erste Abwicklungsanstalt         0.16% 11/30/15   85,000,000   84,988,947
(y)++Erste Abwicklungsanstalt         0.16% 12/01/15   75,000,000   74,989,800
(y)++Erste Abwicklungsanstalt         0.18% 12/16/15  100,000,000   99,977,414
(y)++Erste Abwicklungsanstalt         0.29% 02/26/16   50,000,000   49,952,400
(y)++Erste Abwicklungsanstalt         0.32% 03/16/16   50,000,000   49,939,817
(y)European Investment Bank           0.02% 11/17/15  100,000,000   99,998,899
(y)Exxon Mobil Corp.                  0.13% 11/16/15  100,000,000   99,994,192
(y)General Electric Capital Corp.     0.18% 12/17/15  100,000,000   99,976,800
(y)General Electric Co.               0.17% 12/15/15  150,000,000  149,967,224
(y)General Electric Co.               0.18% 12/17/15   50,000,000   49,988,400
(y)Government of Canada               0.02% 11/05/15   75,000,000   74,999,750
(y)Government of Canada               0.13% 01/14/16  100,000,000   99,972,344
(y)Government of Canada               0.15% 01/25/16   50,000,000   49,982,359
(y)Government of Canada               0.15% 02/02/16  100,000,000   99,959,889
(y)++Honeywell International, Inc.    0.16% 12/01/15   49,743,000   49,736,323
(y)++Honeywell International, Inc.    0.16% 12/03/15   50,000,000   49,992,775
(y)++John Deere Capital Corp.         0.16% 12/04/15   33,640,000   33,634,996
(y)++Koch Resources LLC               0.18% 11/02/15   10,000,000    9,999,900
(y)++Microsoft Corp.                  0.06% 11/12/15  100,000,000   99,998,014
(y)++National Australia Bank Ltd.     0.07% 11/04/15  150,000,000  149,998,853
(y)++National Australia Bank Ltd.     0.07% 11/05/15   50,000,000   49,999,534
(y)++National Australia Bank Ltd.     0.07% 11/06/15   50,000,000   49,999,446
(y)++National Australia Bank Ltd.     0.09% 12/09/15  100,000,000   99,990,000
(y)++National Australia Bank Ltd.     0.11% 12/28/15  100,000,000   99,982,136
(r)++National Australia Bank Ltd.     0.35% 03/08/16   50,000,000   49,996,650
(y)++National Australia Bank Ltd.     0.41% 04/20/16  100,000,000   99,804,414
(y)++Nederlandse Waterschaps          0.15% 11/09/15  100,000,000   99,996,361
(y)++Nederlandse Waterschaps          0.17% 11/24/15  100,000,000   99,988,819
(y)++Nestle Capital Corp.             0.10% 11/04/15  100,000,000   99,998,943
(y)++Nestle Capital Corp.             0.11% 12/07/15   30,000,000   29,996,707
(y)Nestle Finance International Ltd.  0.17% 02/08/16   41,000,000   40,980,100
(y)++Nordea Bank AB                   0.23% 01/21/16   12,400,000   12,393,482
(y)++Nordea Bank AB                   0.26% 02/05/16  100,000,000   99,931,128
(y)++Nordea Bank AB                   0.27% 02/16/16   40,000,000   39,967,058
(y)++Nordea Bank AB                   0.41% 04/06/16  100,000,000   99,821,125
(y)++Nordea North America, Inc.       0.12% 11/06/15   50,000,000   49,999,009
(y)++Nordea North America, Inc.       0.12% 11/12/15   40,000,000   39,998,382
(y)++Nordea North America, Inc.       0.14% 11/24/15   35,000,000   34,996,792
(y)++Nordea North America, Inc.       0.15% 12/02/15  100,000,000   99,986,708
(y)++Nordea North America, Inc.       0.17% 12/17/15   50,000,000   49,988,667
(y)++Novartis Finance Corp.           0.14% 11/24/15   40,000,000   39,996,139
(y)++NRW.Bank AG                      0.09% 11/02/15  180,000,000  179,999,054
(y)++NRW.Bank AG                      0.08% 11/06/15   80,000,000   79,998,911
(y)++NRW.Bank AG                      0.12% 12/03/15  100,000,000   99,988,950

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
October 31, 2015

SECURITY DESCRIPTION                           Rate  Maturity Face Amount $   Fair Value $
--------------------                           ----  -------- -------------- --------------
COMMERCIAL PAPER--49.8% (CONTINUED)
(y)++NRW.Bank AG                               0.12% 12/04/15    100,000,000     99,988,431
(y)++NRW.Bank AG                               0.13% 12/09/15    100,000,000     99,985,889
(y)++NRW.Bank AG                               0.19% 01/12/16     50,000,000     49,980,781
(y)Oversea-Chinese Banking Corp. Ltd.          0.13% 11/12/15     50,000,000     49,997,834
(y)Oversea-Chinese Banking Corp. Ltd.          0.25% 02/05/16     50,000,000     49,966,517
(y)PACCAR Financial Corp.                      0.16% 11/10/15     31,300,000     31,298,566
(y)++Pfizer, Inc.                              0.13% 01/04/16     12,000,000     11,997,140
(y)++Pfizer, Inc.                              0.18% 02/08/16    100,000,000     99,951,183
(y)++Province of Quebec                        0.21% 01/11/16    150,000,000    149,937,037
(y)++Province of Quebec                        0.24% 02/02/16    100,000,000     99,936,667
(y)++PSP Capital, Inc.                         0.13% 11/16/15     50,000,000     49,997,096
(y)++PSP Capital, Inc.                         0.14% 11/24/15     50,000,000     49,995,174
(y)++PSP Capital, Inc.                         0.18% 12/17/15     15,000,000     14,996,520
(y)++PSP Capital, Inc.                         0.21% 01/13/16     35,000,000     34,984,688
(y)++PSP Capital, Inc.                         0.22% 01/21/16     62,000,000     61,968,409
(y)++PSP Capital, Inc.                         0.29% 02/24/16     50,000,000     49,953,850
(y)++Qualcomm, Inc.                            0.22% 01/20/16     10,000,000      9,995,012
(y)++Siemens Capital Co. LLC                   0.19% 12/28/15    100,000,000     99,969,025
(y)++Standard Chartered Bank PLC               0.18% 11/24/15    100,000,000     99,988,333
(y)++Standard Chartered Bank PLC               0.19% 12/03/15    100,000,000     99,982,150
(y)++Standard Chartered Bank PLC               0.27% 01/05/16     50,000,000     49,975,434
(y)++Standard Chartered Bank PLC               0.28% 01/11/16    100,000,000     99,944,033
(y)++Svenska Handelsbank, Inc.                 0.16% 11/04/15     75,000,000     74,998,656
(y)++Svenska Handelsbank, Inc.                 0.18% 12/02/15     30,000,000     29,995,187
(y)++Svenska Handelsbank, Inc.                 0.20% 12/17/15    100,000,000     99,973,333
(y)++Svenska Handelsbank, Inc.                 0.30% 02/10/16     50,000,000     49,958,228
(y)Svenska Handelsbank, Inc.                   0.34% 03/04/16    100,000,000     99,882,750
(y)++Total Capital Canada, Ltd.                0.13% 11/12/15     13,000,000     12,999,437
(y)++Total Capital Canada, Ltd.                0.16% 12/01/15     73,500,000     73,490,004
(y)++Total Capital Canada, Ltd.                0.22% 01/15/16     50,000,000     49,977,221
(y)++Total Capital Canada, Ltd.                0.23% 01/25/16    150,000,000    149,918,074
(y)++Total Capital Canada, Ltd.                0.28% 02/22/16     75,000,000     74,932,917
(y)++Total Capital SA                          0.18% 11/02/15    125,000,000    124,998,749
(y)Toyota Motor Credit Corp.                   0.13% 12/04/15     40,000,000     39,994,944
(y)Toyota Motor Credit Corp.                   0.24% 01/27/16     75,000,000     74,955,871
(y)Toyota Motor Credit Corp.                   0.27% 02/10/16    100,000,000     99,923,894
(y)Toyota Motor Credit Corp.                   0.39% 04/27/16     50,000,000     49,902,250
(y)++United Overseas Bank                      0.13% 11/19/15    100,000,000     99,992,889
(y)++United Overseas Bank                      0.14% 11/20/15     50,000,000     49,996,209
(y)++United Overseas Bank                      0.16% 12/04/15     68,000,000     67,989,620
(y)++United Overseas Bank                      0.24% 02/03/16     50,000,000     49,967,734
(y)++United Technologies Corp.                 0.27% 11/20/15     21,224,000     21,220,781
(y)++United Technologies Corp.                 0.28% 11/24/15     25,000,000     24,995,330
(y)++Wal-Mart Stores, Inc.                     0.06% 11/10/15    100,000,000     99,998,472
(y)++Westpac Banking Corp.                     0.20% 02/04/16     40,000,000     39,978,229
(r)++Westpac Banking Corp.                     0.31% 03/24/16     70,000,000     69,994,540
(r)++Westpac Banking Corp.                     0.40% 07/05/16    100,000,000     99,986,600
                                                              -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $11,080,264,617)                 11,084,527,000 11,080,748,819
                                                              -------------- --------------
CERTIFICATES OF DEPOSIT--13.6%
Bank of Montreal                               0.29% 12/10/15    100,000,000    100,013,770
(r)Bank of Montreal                            0.31% 12/11/15     75,000,000     74,998,275
(r)Bank of Montreal                            0.31% 01/05/16    100,000,000     99,995,900
(r)Bank of Montreal                            0.35% 05/09/16    150,000,000    149,992,200
(r)Bank of Montreal                            0.48% 10/05/16    150,000,000    149,972,550
(r)Bank of Nova Scotia                         0.46% 02/22/16     10,000,000     10,001,850
(r)Bank of Nova Scotia                         0.41% 03/04/16     40,000,000     39,997,240
(r)Bank of Nova Scotia                         0.38% 03/10/16    150,000,000    149,992,500
(r)Bank of Nova Scotia                         0.74% 03/15/16     56,027,000     56,080,954
(r)Bank of Nova Scotia                         0.33% 03/21/16    100,000,000     99,995,200
(r)Bank of Nova Scotia                         0.47% 03/23/16     41,000,000     40,991,349
(r)Bank of Nova Scotia                         0.37% 04/25/16    100,000,000     99,982,100
(r)Bank of Nova Scotia                         0.84% 07/15/16     54,562,000     54,669,433
(r)Bank of Nova Scotia                         0.42% 07/15/16    100,000,000     99,986,300

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
October 31, 2015

SECURITY DESCRIPTION                        Rate  Maturity Face Amount $ Fair Value $
--------------------                        ----  -------- ------------- -------------
CERTIFICATES OF DEPOSIT--13.6% (CONTINUED)
(r)Nordea Bank Finland NY                   0.51% 01/21/16    15,845,000    15,845,919
(r)Royal Bank of Canada NY                  0.32% 02/12/16   100,000,000    99,993,500
(r)Royal Bank of Canada NY                  0.31% 02/23/16    40,000,000    39,998,320
(r)Royal Bank of Canada NY                  0.31% 03/16/16    75,000,000    74,994,150
(r)Royal Bank of Canada NY                  0.36% 04/08/16   100,000,000    99,991,500
(r)Royal Bank of Canada NY                  0.34% 05/04/16   100,000,000    99,995,000
(r)Royal Bank of Canada NY                  0.34% 05/20/16   100,000,000    99,994,000
Svenska Handelsbanken NY                    0.30% 11/12/15   100,000,000   100,006,100
Svenska Handelsbanken NY                    0.47% 04/14/16   100,000,000   100,012,921
(r)Svenska Handelsbanken NY                 0.36% 04/15/16   100,000,000    99,990,900
(r)Toronto Dominion Bank NY                 0.35% 04/04/16   200,000,000   199,973,000
(r)Toronto Dominion Bank NY                 0.33% 05/02/16    90,000,000    89,991,090
(r)Toronto Dominion Bank NY                 0.43% 06/06/16   100,000,000    99,988,200
(r)Toronto Dominion Bank NY                 0.57% 10/17/16   100,000,000    99,979,400
(r)Toronto Dominion Bank NY                 0.46% 11/04/16    50,000,000    49,990,050
(r)Westpac Banking Corp.                    0.35% 04/06/16   250,000,000   249,964,500
(r)Westpac Banking Corp.                    0.50% 04/15/16    16,600,000    16,602,639
(r)Westpac Banking Corp.                    0.31% 05/04/16   100,000,000    99,990,000
(r)Westpac Banking Corp.                    0.36% 05/09/16    50,000,000    49,994,900
                                                           ------------- -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $3,014,290,107)                                    3,014,034,000 3,013,965,710
                                                           ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT--1.6%
(r)Canadian Imperial Holdings               0.41% 11/13/15     5,000,000     4,999,925
(r)Nordea Bank Finland NY                   0.42% 11/09/15   148,000,000   147,998,964
(r)Royal Bank of Canada NY                  0.28% 12/03/15    50,000,000    49,999,200
(r)Toronto Dominion Bank NY                 0.29% 11/18/15   100,000,000    99,997,500
(r)Westpac Banking Corp.                    0.29% 11/03/15    60,000,000    60,000,000
                                                           ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $363,003,390)                                        363,000,000   362,995,589
                                                           ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES--14.6%
(y)Federal Home Loan Bank                   0.01% 11/04/15   200,000,000   199,999,800
(y)Federal Home Loan Bank                   0.01% 11/05/15   100,000,000    99,999,800
(y)Federal Home Loan Bank                   0.02% 11/06/15   200,000,000   199,999,400
(y)Federal Home Loan Bank                   0.02% 11/09/15   200,000,000   199,999,000
(y)Federal Home Loan Bank                   0.02% 11/12/15   200,000,000   199,998,600
(y)Federal Home Loan Bank                   0.02% 11/13/15   200,000,000   199,998,400
(y)Federal Home Loan Bank                   0.02% 11/18/15   100,000,000    99,998,900
(y)Federal Home Loan Bank                   0.02% 11/20/15   100,000,000    99,998,700
(y)Federal Home Loan Bank                   0.02% 11/27/15    83,000,000    82,998,589
(y)Federal Home Loan Bank                   0.04% 12/02/15   100,000,000    99,996,700
(y)Federal Home Loan Bank                   0.04% 12/03/15   200,000,000   199,993,200
(y)Federal Home Loan Bank                   0.04% 12/04/15   100,000,000    99,996,400
(y)Federal Home Loan Bank                   0.04% 12/07/15    50,000,000    49,998,050
(y)Federal Home Loan Bank                   0.04% 12/08/15   100,000,000    99,996,000
(y)Federal Home Loan Bank                   0.04% 12/09/15   100,000,000    99,995,900
(y)Federal Home Loan Bank                   0.04% 12/11/15   118,250,000   118,244,915
(y)Federal Home Loan Bank                   0.04% 12/14/15   100,000,000    99,995,300
(y)Federal Home Loan Bank                   0.04% 12/16/15   150,000,000   149,992,650
(y)Federal Home Loan Bank                   0.04% 12/18/15   200,000,000   199,989,800
(y)Federal Home Loan Bank                   0.04% 12/21/15   100,000,000    99,994,600
(y)Federal Home Loan Bank                   0.04% 12/22/15    50,000,000    49,997,200
(y)Federal Home Loan Bank                   0.04% 12/23/15   100,000,000    99,994,300
(y)Federal Home Loan Bank                   0.04% 12/28/15   100,000,000    99,993,800
(y)Federal Home Loan Bank                   0.04% 12/29/15   100,000,000    99,993,700
(y)Federal Home Loan Bank                   0.09% 01/27/16   100,000,000    99,978,500
(y)Federal Home Loan Bank                   0.09% 01/29/16   100,000,000    99,978,000
                                                           ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $3,250,993,026)                                    3,251,250,000 3,251,120,204
                                                           ------------- -------------

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (concluded)
October 31, 2015

SECURITY DESCRIPTION                                                         Rate  Maturity Face Amount $  Fair Value $
--------------------                                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS--15.1%
Bank of America Corp. (Purchased on 10/30/15, Proceeds at maturity
  $150,000,875 collateralized by U.S. Treasury Securities, 1.38%, 04/30/20,
  market value $153,000,006)                                                 0.07% 11/02/15   150,000,000     150,000,000
Barclays Capital Group (Purchased on 10/30/15, Proceeds at maturity
  $1,100,005,500 collateralized by U.S. Treasury Securities, 0.00%--7.63%,
  11/05/15--08/15/25, market value $1,122,000,025)                           0.06% 11/02/15 1,100,000,000   1,100,000,000
Federal Reserve Bank of New York (Purchased on 10/30/15, Proceeds at
  maturity $425,001,771 collateralized by U.S. Treasury Securities, 2.63%--
  3.63%, 05/15/20--08/15/43, market value $425,001,873)                      0.05% 11/02/15   425,000,000     425,000,000
Goldman Sachs & Co. (Purchased on 10/30/15, Proceeds at maturity
  $200,001,167 collateralized by U.S. Government Agency Backed
  Securities, 3.00%--5.75%, 08/20/30--10/20/45, market value $204,000,001)   0.07% 11/02/15   200,000,000     200,000,000
HSBC Securities (USA), Inc. (Purchased on 10/30/15, Proceeds at maturity
  $150,000,750 collateralized by U.S. Treasury Securities, 0.00%, 02/15/17--
  02/15/24, market value $153,001,419)                                       0.06% 11/02/15   150,000,000     150,000,000
JPMorgan Securities (Purchased on 10/30/15, Proceeds at maturity
  $350,002,042 collateralized by U.S. Government Agency Backed Securities,
  0.00%--6.25%, 02/01/16--07/15/25, market value $357,003,517)               0.07% 11/02/15   350,000,000     350,000,000
Mizuho Securities USA, Inc. (Purchased on 10/30/15, Proceeds at maturity
  $350,002,625 collateralized by U.S. Treasury Securities, 0.50%--1.00%,
  06/15/16--05/31/18, market value $357,000,083)                             0.09% 11/02/15   350,000,000     350,000,000
RBC Capital Markets LLC (Purchased on 10/30/15, Proceeds at maturity
  $125,000,729 collateralized by U.S. Treasury Securities, 0.00%--9.88%,
  11/15/15--08/15/25, market value $127,500,001)                             0.07% 11/02/15   125,000,000     125,000,000
Toronto Dominion Bank (Purchased on 10/30/15, Proceeds at maturity
  $500,003,333 collateralized by U.S. Government Agency Backed Securities,
  0.00%--5.38%, 12/21/15--07/15/25, market value $510,000,053)               0.08% 11/02/15   500,000,000     500,000,000
                                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,350,000,000)                                           3,350,000,000   3,350,000,000
                                                                                            ------------- ---------------
U.S. TREASURY OBLIGATIONS--1.8%
(y)U.S. Treasury Bill                                                        0.01% 11/12/15   100,000,000      99,999,700
(y)U.S. Treasury Bill                                                        0.03% 12/10/15   100,000,000      99,997,100
(y)U.S. Treasury Bill                                                        0.07% 02/18/16   100,000,000      99,977,900
(y)U.S. Treasury Bill                                                        0.20% 04/21/16   100,000,000      99,903,800
                                                                                            ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $399,875,185)                                           400,000,000     399,878,500
                                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost $22,238,007,517)--100.0%                                                          $22,238,069,121
                                                                                                          ===============

AB--Aktiebolag (Swedish Stock Company)
AG--Aktiengesellschaft (German & Swiss stock corporation)
LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2015 was $8,377,828,932 which represented 37.7% of the total investments of the Fund.
(r) The adjustable/variable rate shown is effective as of 10/31/15.
(y) The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015

ASSETS:
Investments, at value                                                                $ 18,888,069,121
Repurchase agreements, at value                                                         3,350,000,000
                                                                                     ----------------
       Total Investments                                                               22,238,069,121
                                                                                     ----------------
Cash                                                                                    1,085,589,842
Interest receivable                                                                         1,787,783
                                                                                     ----------------
       Total Assets                                                                    23,325,446,746
                                                                                     ----------------
LIABILITIES:
Payable for investments purchased                                                          90,000,000
Distributions payable                                                                       3,120,370
Accrued expenses and other payables:
   Investment Advisory Fees                                                                 1,039,540
   Director/Trustee Fees                                                                      391,880
   Administration Fees                                                                         47,477
   Professional Fees                                                                           52,881
   CCO Fees                                                                                     2,171
   Other Expenses                                                                             137,752
                                                                                     ----------------
       Total Liabilities                                                                   94,792,071
                                                                                     ----------------
Net Assets                                                                           $ 23,230,654,675
                                                                                     ================
NET ASSETS CONSIST OF:
Capital                                                                              $ 23,230,449,719
Undistributed Net Investment Income                                                            30,238
Accumulated Net Realized Gains from Investment Transactions                                   113,114
Net Unrealized Appreciation on Investments                                                     61,604
                                                                                     ----------------
NET ASSETS                                                                           $ 23,230,654,675
                                                                                     ================
Shares of Beneficial Interest (Unlimited Number of Shares
   Authorized, No Par value)                                                            2,007,817,608
                                                                                     ================
Net Asset Value (Offering and Redemption Price Per Share)                            $          11.57
                                                                                     ================
Investments at cost                                                                  $ 22,238,007,517

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
OCTOBER 31, 2015

INVESTMENT INCOME:
Interest                                                                         $ 39,893,454
   Total Investment Income                                                         39,893,454
                                                                                 ------------
EXPENSES:
Investment Advisory Fees                                                           11,965,496
Administration Fees                                                                 1,675,292
Professional Fees                                                                     149,199
Director/Trustee Fees                                                                 141,283
CCO Fees                                                                               26,720
Other Expenses                                                                        241,325
                                                                                 ------------
   Total Expenses Before Fee Reductions                                            14,199,315
                                                                                 ------------
Fees Paid Indirectly                                                                 (858,961)
                                                                                 ------------
   Net Expenses                                                                    13,340,354
                                                                                 ------------
Net Investment Income                                                              26,553,100
                                                                                 ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains (Losses) from Investment Transactions                              112,826
Change in Unrealized Appreciation/(Depreciation) on Investments                       135,213
                                                                                 ------------
Net Realized/Unrealized Gains (Losses) from Investments                               248,039
                                                                                 ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 26,801,139
                                                                                 ============

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR ENDED FOR THE YEAR ENDED
                                                                        OCTOBER 31, 2015   OCTOBER 31, 2014
                                                                       ------------------ ------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                               $      26,553,100   $     17,164,520
   Net Realized Gains from Investment Transactions                               112,826            273,009
   Net Change in Unrealized Appreciation/Depreciation on Investments             135,213           (310,483)
                                                                       -----------------   ----------------
   Change in net assets resulting from operations                             26,801,139         17,127,046
                                                                       -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                     (26,578,328)       (17,165,353)
   Net Realized Gain                                                            (271,610)          (141,343)
                                                                       -----------------   ----------------
   Change in Net Assets from Distributions to Shareholders                   (26,849,938)       (17,306,696)
                                                                       -----------------   ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                           101,728,152,398     90,276,127,859
   Dividends Reinvested                                                            1,618                 --
   Cost of Shares Redeemed                                              (102,841,116,699)   (85,424,738,245)
                                                                       -----------------   ----------------
Change in Net Assets from Capital Transactions                            (1,112,962,683)     4,851,389,614
                                                                       -----------------   ----------------
Change in Net Assets                                                      (1,113,011,482)     4,851,209,964
NET ASSETS:
Beginning of Period                                                       24,343,666,157     19,492,456,193
                                                                       -----------------   ----------------
End of Period                                                          $  23,230,654,675   $ 24,343,666,157
                                                                       =================   ================
Accumulated Net Investment Income                                      $          30,238   $         55,466
                                                                       =================   ================
SHARES TRANSACTIONS:
   Shares Issued                                                           8,792,407,295      7,802,603,963
   Reinvested                                                                        140                 --
   Shares Redeemed                                                        (8,888,601,270)    (7,383,296,305)
                                                                       -----------------   ----------------
Change in Shares                                                             (96,193,835)       419,307,658
                                                                       =================   ================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                 OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                    2015             2014             2013             2012+            2011+
                               -----------      -----------      -----------      -----------      -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD                       $     11.57      $     11.57      $     11.57      $     11.57      $     11.57
                               -----------      -----------      -----------      -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income              0.01             0.01             0.01             0.02             0.02
   Net Realized and
     Unrealized Gain/(Losses)
     on Investments                     --/(a)/          --/(a)/          --/(a)/          --/(a)/          --/(a)/
                               -----------      -----------      -----------      -----------      -----------
Total from Investment
  Activities                          0.01             0.01             0.01             0.02             0.02
                               -----------      -----------      -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
   Net Investment Income             (0.01)           (0.01)           (0.01)           (0.02)           (0.02)
   Net Realized Gains                   --/(a)/          --/(a)/          --/(a)/          --/(a)/          --/(a)/
                               -----------      -----------      -----------      -----------      -----------
TOTAL DISTRIBUTIONS                  (0.01)           (0.01)           (0.01)           (0.02)           (0.02)
                               -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of Period $     11.57      $     11.57      $     11.57      $     11.57      $     11.57
                               ===========      ===========      ===========      ===========      ===========
Total Return                          0.11%            0.08%            0.13%            0.21%            0.18%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD
  (000's)                      $23,230,655      $24,343,666      $19,492,456      $14,443,787      $15,219,622
Ratios to Average Net Assets:
Net Investment Income                 0.11%            0.08%            0.12%            0.21%            0.18%
Gross Expenses                        0.06%            0.06%            0.06%            0.06%            0.06%
Net Expenses/(b)/                     0.06%            0.06%            0.06%            0.06%            0.06%

+ As described in Note H, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a) Amount less than $0.005.
(b) Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements
October 31, 2015

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services--Investment Companies." The Trust consists of eleven portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1  -   quoted prices in active markets for identical securities

.. Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3  -   significant unobservable inputs (including the Fund's own
               assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated bid-side prices provided by one or more independent pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the year ended October 31, 2015, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

For the year ended October 31, 2015, there were no transfers between Level 1 and Level 2, and no Level 3 investments were held by the Fund.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2015


When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2015:

Summary of inputs used to value the Fund's investments as of October 31, 2015 is as follows (See Security Valuation Note):

                                       LEVEL 1        LEVEL 2        LEVEL 3
                                     INVESTMENTS    INVESTMENTS    INVESTMENTS
THE DFA SHORT TERM INVESTMENT FUND  IN SECURITIES  IN SECURITIES  IN SECURITIES
----------------------------------  ------------- --------------- -------------
Corporate Bonds                         $ --      $   289,571,880     $ --
Yankee Bonds                              --          489,788,419       --
Commercial Paper                          --       11,080,748,819       --
Certificates of Deposit                   --        3,013,965,710       --
Yankee Certificates of Deposit            --          362,995,589       --
U.S. Government Agency Securities         --        3,251,120,204       --
Repurchase Agreements                     --        3,350,000,000       --
U.S. Treasury Obligations                 --          399,878,500       --
                                        ----      ---------------     ----
   Total Investments                    $ --      $22,238,069,121     $ --
                                        ====      ===============     ====

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2015, the Fund's total liability of $328,070 for deferred compensation to Trustees is included in "Director/Trustee Fees" payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the effective yield method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2015


4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective funds in the Trust based upon relative net assets or on another reasonable basis.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2015 attributable to distribution redesignations.

As of October 31, 2015, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2015 and October 31, 2014 were as follows:

                                              Distributions Paid From
                                        ------------------------------------
                                           Net                     Total
                                        Investment  Tax-Exempt Distributions
                                          Income      Income       Paid
                                        ----------- ---------- -------------
    The DFA Short Term Investment Fund
    2015                                $25,237,522    $ --     $25,237,522
    2014                                $17,306,696    $ --     $17,306,696

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                               Undistributed
                                      --------------------------------                                              Total
                                                 Long-Term                           Accumulated    Unrealized   Accumulated
                                       Ordinary   Capital  Accumulated Distributions Capital and   Appreciation   Earnings
                                        Income     Gains    Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                                      ---------- --------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund    $3,691,392  $1,483   $3,692,875   $(3,120,370)     $ --        $61,606      $634,111

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2015

These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Repurchase agreement transactions ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator, and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 8, 2016. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2015.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2015


Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

For the year ended October 31, 2015, activity by the Fund under the unterfund lending program was as follows (amounts in thousands, except percentages and days):

                                                                                                         MAXIMUM
                                                              WEIGHTED WEIGHTED                          AMOUNT
                                                              AVERAGE  AVERAGE   NUMBER OF   INTEREST   BORROWED/
                                                              INTEREST   LOAN       DAYS     EXPENSE/ LOANED DURING
           LENDER                        BORROWER               RATE   BALANCE  OUTSTANDING*  INCOME   THE PERIOD
------------------------------ ------------------------------ -------- -------- ------------ -------- -------------
The DFA Short Term Investment  Emerging Markets Core Equity
  Fund                           Portfolio                      0.49%  $304,214      4         $17      $311,958
The DFA Short Term Investment  Tax-Managed DFA International
  Fund                           Value Portfolio                0.50%  $ 53,403      3         $ 2      $ 53,403

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Fund utilized an interfund loan.

The Fund had no outstanding interfund loans as of October 31, 2015.

H. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

I. MONEY MARKET REFORM

In July 2014 and September 2015, the Securities and Exchange Commission ("SEC") issued final rules that will alter and increase the regulations to which money market funds, including the Fund, are subject. The SEC's new rules have varying implementation dates, ranging from July 2015 to October 2016 and are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules will replace much of the current Rule 2a-7 under the Investment Company Act of 1940 and add new Rule 30b1-8 ("Form N-CR"). Additionally, Forms N-MFP and N-PF, along with the instructions to Form N-1A, have been revised as part of this reform. The new rules will also remove references to credit ratings of securities held by the Fund, adopt a uniform standard to refer an "eligible security" as security that has been determined to present minimal credit risks, and require that the Fund engage in ongoing monitoring of its portfolio securities and perform stress testing for credit deterioration rather than for a ratings downgrade.

Certain government and U.S. treasury money market funds will not be subject to many of the new structural changes. The Fund's management has been and continues to review and access effect of the new rules. Further information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information-(Unaudited)
October 31, 2015


OTHER FEDERAL TAX INFORMATION

For the year ended October 31, 2015, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2015 Form 1099-DIV.

For the year ended October 31, 2015, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871
(k) (2) and 881 (a) of the Internal Revenue Code:

                                                       Amount
                                                      --------
                  The DFA Short Term Investment Fund  $271,610

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015


EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       5/1/15       10/31/15    5/1/15 - 10/31/15 5/1/15 - 10/31/15
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,000.60         $0.30             0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2015 to October 31, 2015 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       5/1/15       10/31/15    5/1/15 - 10/31/15 5/1/15 - 10/31/15
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.90         $0.31             0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2015 to October 31, 2015 divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400 and on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional. com and reflects the twelve-month period beginning July 1st and ending
June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on September 29, 2015. The Forms N-Q are available upon request, without charge, by calling collect:
(512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The DFA Short Term Investment Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2015

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015


                                FUND MANAGEMENT

                                  (UNAUDITED)

Trustees/Directors

Each Board Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company (DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of FAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAl") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAl and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

                                                        POSITION WITHIN THE
NAME, POSITION WITH THE FUND,    TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH        LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------    -------------------    --------------------- -------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides         DFAIDG-Since 1983      122 portfolios in 4   Leo Melamed Professor of Finance, University of
Director of DFAIDG and DIG.      DIG-Since 1993         investment companies  Chicago Booth School of Business.
Trustee of DFAITC and DEM.       DFAITC-Since 1992
The University of Chicago Booth  DEM-Since 1993
School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947

John P. Gould                    DFAIDG-Since 1986      122 portfolios in 4   Steven G.Rothmeier Professor and Distinguished
Director of DFAIDG and DIG.      DIG-Since 1993         investment companies  Service Professor of Economics, University of
Trustee of DFAITC and DEM.       DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
The University of Chicago        DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
Booth School of Business                                                      Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                       trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                             Fund (registered investment company) (29
1939                                                                          Portfolios) (since 1994). Formerly, Member of the
                                                                              Board of Milwaukee Insurance Company (1997-2010).

Roger G. Ibbotson.               DFAIDG-Since 1981      122 portfolios in 4   Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.      DIG-Since 1993         investment companies  Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.       DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
Yale School of Management        DEM-Since 1993                               fund and asset manager) (since 2001 ). Consultant
P.O. Box 208200 ,                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                      Director BIRR Portfolio Analysis, Inc. (software
1943                                                                          products) (1990-201 0).

Edward P. Lazear                 DFAIDG-Since 2010      122 portfolios in 4   Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.      DIG-Since 2010         investment companies  Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.       DFAITC-Since 2010                            Professor of Human Resources Management and
Stanford University Graduate     DEM-Since 2010                               Economics, Graduate Stanford University School of
School of Business,                                                           Business (since 1995). Cornerstone Research
518 Memorial Way                                                              (expert testimony and economic and financial
Stanford, CA 94305-5015                                                       analysis) (since 2009). Formerly, Chairman of the
1948                                                                          President George W. Bush's Council of Economic
                                                                              Advisers (2006-2009). Formerly, Council of
                                                                              Economic Advisors, State of California
                                                                              (2005-2006). Formerly, Commissioner, White House
                                                                              Panel on Tax Reform (2005)

Myron S. Scholes                 DFAIDG-Since 1981      122 portfolios in 4   Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG.      DIG-Since 1993         investment companies  Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM.       DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund             DEM-Since 1993                               Stanford University (since 1981). Chairman,
Advisors, LP                                                                  Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road Building 1                                                 Platinum Grove Asset Management, L.P. (hedge
Austin, TX 78746                                                              fund) (formerly, Oak Hill Platinum Partners)
1941                                                                          (1999- 2009).Formerly, Director, American Century
                                                                              Fund Complex (registered investment companies)
                                                                              (43 Portfolios) (1980-2014).

Abbie J. Smith                   DFAIDG-Since 2000      122 portfolios in     Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.      DIG-Since 2000         investment companies  Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM. The   DFAITC-Since 2000                            Booth School of Business (since 1980). Director,
University of Chicago            DEM-Since 2000                               HNI Corporation (formerly known as HON Industries
Booth School of Business                                                      Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn Avenue                                                       Ryder System Inc. (transportation, logistics and
Chicago, IL 60637                                                             supply-chain management) (since 2003). Trustee,
1953                                                                          UBS Funds (4 investment companies within the fund
                                                                              complex) (33 portfolios) (since 2009). Formerly,
                                                                              Co-Director Investment Research, Fundamental
                                                                              Investment Advisors (hedge fund) (2008-2011 ).

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

                                                      POSITION WITHIN THE
NAME, POSITION WITH THE FUND,  TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH      LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------  -------------------    --------------------- -------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*

David G. Booth                 DFAIDG-Since 1981      122 portfolios in 4   Chairman, Director/Trustee, and formerly, Chief
Chairman, Director/Trustee,    DIG-Since 1992         investment companies  Executive President and Co-Chief (until1/1/2010)
President, Co-Chief Executive  DFAITC-Since 1992                            of the following companies: Executive Officer
Officer                        DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road, Building                                                Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG
One Austin, TX 78746                                                        and DFAITC (collectively, the "DFA Entities").
1946                                                                        Director of Dimensional Fund Advisors Ltd. and
                                                                            formerly, Chief Investment Officer. Director of
                                                                            DFA Australia Limited and formerly, President and
                                                                            Chief Investment Officer. Director of Dimensional
                                                                            Advisors Ltd., Dimensional Funds pic and
                                                                            Dimensional Funds II pic. Formerly, President,
                                                                            Dimensional SmartNest (US) LLC (2009-2014).
                                                                            Formerly, Limited Partner, Oak Hill Partners
                                                                            (2001- 2010). Limited Partner, VSC Investors, LLC
                                                                            (since 2007). Trustee, University of Chicago.
                                                                            Trustee, University of Kansas Endowment
                                                                            Association. Formerly, Director, SA Funds
                                                                            (registered investment company). Chairman,
                                                                            Director and Co- Chief Executive Officer of
                                                                            Dimensional Fund Advisors Canada ULC. Director
                                                                            and President (since 2012) of Dimensional Japan
                                                                            Ltd. Chairman, Director, President and Co-Chief
                                                                            Executive Officer of Dimensional Cayman Commodity
                                                                            Fund I Ltd. (since 2010).

Eduardo A. Repetto             DFAIDG-Since 2009      122 portfolios in 4   Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief     DIG-Since 2009         investment companies  2010), Co-Chief Investment Officer (since June
Executive Officer and          DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Co-Chief Investment Officer    DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road, Building                                                DFA Entities. Director, Co-Chief Executive
One Austin, TX 78746                                                        Officer and Chief Investment Officer (since 2010)
1967                                                                        of Dimensional Cayman Commodity Fund I Ltd.
                                                                            Director, Co-Chief Executive Officer, President
                                                                            and Co-Chief Investment Officer of Dimensional
                                                                            Fund Advisors Canada ULC and formerly, Chief
                                                                            Investment Officer (until April2014). Co-Chief
                                                                            Investment Officer, Vice President, and Director
                                                                            of DFA Australia Limited and formerly, Chief
                                                                            Investment Officer (until April2014). Director of
                                                                            Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                            pic, Dimensional Funds II pic and Dimensional
                                                                            Advisors Ltd. Formerly, Vice President of the DFA
                                                                            Entities and Dimensional Fund Advisors Canada
                                                                            ULC. Director and Chief Investment Officer (since
                                                                            December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and OEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor''), Dimensional Fund Advisors Canada ULC.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015


OFFICERS

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

NAME AND YEAR OF                            TERM OF OFFICE/1/ AND
BIRTH                       POSITION        LENGTH OF SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------       -------------------- -------------------    -------------------------------------------------
                                                      OFFICERS

April A. Aandal          Vice President         Since 2008         Vice President of all the DFA Entities.
1963

Robyn G. Alcorta         Vice President         Since 2012         Vice President of all the DFA Entities. Formerly,
1974                                                               Vice President, Business Development at Capson
                                                                   Physicians Insurance Company (2010-2012); Vice
                                                                   President at Charles Schwab (2007-2010).

Darryl D. Avery          Vice President         Since 2005         Vice President of all the DFA Entities.
1966

Arthur H. Barlow         Vice President         Since 1993         Vice President of all the DFA Entities. Director
1955                                                               and Managing Director of Dimensional Fund
                                                                   Advisors Ltd (since September 2013).

Peter Bergan             Vice President         Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                               Senior Infrastructure Manager for Dimensional
                                                                   Fund Advisors LP (January 2011 - January 2014);
                                                                   Partner at Stonehouse Consulting (2010).

Lana Bergstein           Vice President         Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                               Client Service Manager for Dimensional Fund
                                                                   Advisors LP (February 2008 - January 2014).

Stanley W. Black         Vice President         Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                               Senior Research Associate (January 2012 - January
                                                                   2014) and Research Associate (2006 - 2011) for
                                                                   Dimensional Fund Advisors LP.

Aaron T. Borders         Vice President         Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                               Regional Director for Dimensional Fund Advisors
                                                                   LP (April 2008 - January 2014).

Scott A. Bosworth        Vice President         Since 2007         Vice President of all the DFA Entities.
1968

Valerie A. Brown       Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                                   Fund Advisors Ltd., Dimensional Cayman Commodity
                                                                   Fund I Ltd., Dimensional Fund Advisors Pte. and
                                                                   Dimensional Hong Kong Limited. Director, Vice
                                                                   President and Assistant Secretary of Dimensional
                                                                   Fund Advisors Canada ULC.

David P. Butler          Vice President         Since 2007         Vice President of all the DFA Entities. Head of
1964                                                               Global Financial Services for Dimensional Fund
                                                                   Advisors LP (since 2008).

Douglas M. Byrkit        Vice President         Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                               Regional Director for Dimensional Fund Advisors
                                                                   LP (December 2010 - January 2012); Regional
                                                                   Director at Russell Investments (April 2006 -
                                                                   December 2010).

Hunt M. Cairns           Vice President         Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                               Regional Director (January 2010 - January 2014)
                                                                   and Senior Associate (July 2008 - December 2009)
                                                                   for Dimensional Fund Advisors LP.

Dennis M. Chamberlain    Vice President         Since 2015         Vice President of all the DFA Entities. Formerly,
1972                                                               Regional Director (January 2012 - January 2015)
                                                                   for Dimensional Fund Advisors LP; Principal for
                                                                   Chamberlain Financial Group (October 2010 -
                                                                   December 2011); Wealth Management Consultant for
                                                                   Saybrus Partners (May 2008 - October 2010).

Ryan J. Chaplinski       Vice President         Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director (June 2011 - January 2015) for
                                                                   Dimensional Fund Advisors LP; Sales Executive for
                                                                   Vanguard (2004 - June 2011).

James G. Charles         Vice President         Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                               Regional Director for Dimensional Fund Advisors
                                                                   LP (2008-2010).

Joseph H. Chi            Vice President         Since 2009         Vice President of all the DFA Entities. Co-Head
1966                                                               of Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).

Pil Sun Choi             Vice President         Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006 - 2012).

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

NAME AND YEAR OF                                 TERM OF OFFICE/1/ AND
BIRTH                          POSITION          LENGTH OF SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------        ------------------------ -------------------    -------------------------------------------------

Stephen A. Clark            Vice President           Since 2004         Vice President of all the DFA Entities, DFA
1972                                                                    Australia Limited and Dimensional Fund Advisors
                                                                        Canada ULC. Head of Global Institutional Services
                                                                        for Dimensional Fund Advisors LP (since January
                                                                        2014). Formerly, Head of Institutional, North
                                                                        America (March 2012 to December 2013) and Head of
                                                                        Portfolio Management (January 2006 to March 2012)
                                                                        for Dimensional Fund Advisors LP.

Matt B. Cobb                Vice President           Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                                    Regional Director for Dimensional Fund Advisors
                                                                        LP (September 2011 - March 2013); Vice President
                                                                        at MullinTBG (2005-2011).

Rose C. Cooke               Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                    Regional Director for Dimensional Fund Advisors
                                                                        LP (August 2010 - March 2014); Vice President,
                                                                        Sales and Business Development at AdvisorsIG
                                                                        (PPMG) (2009-2010); Vice President at Credit
                                                                        Suisse (2007-2009).

Ryan Cooper                 Vice President           Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                                    Regional Director for Dimensional Fund Advisors
                                                                        LP (2003 - March 2014).

Jeffrey D. Cornell          Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                                    Regional Director for Dimensional Fund Advisors
                                                                        LP (August 2002 - January 2012).

Robert P. Cornell           Vice President           Since 2007         Vice President of all the DFA Entities.
1949

George H. Crane             Vice President           Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                                    Senior Vice President and Managing Director at
                                                                        State Street Bank & Trust Company (2007 - 2008).

Christopher S. Crossan    Vice President and         Since 2004         Vice President and Global Chief Compliance
1965                    Global Chief Compliance                         Officer of all the DFA Entities, DFA Australia
                                Officer                                 Limited and Dimensional Fund Advisors Ltd. Vice
                                                                        President, Chief Compliance Officer and Chief
                                                                        Privacy Officer of Dimensional Fund Advisors
                                                                        Canada ULC. Formerly, Vice President and Global
                                                                        Chief Compliance Officer for Dimensional
                                                                        SmartNest (US) LLC (October 2010 - 2014).

John Dashtara               Vice President           Since 2015         Vice President of all the DFA Entities. Formerly,
1980                                                                    Regional Director (July 2013 - January 2015) for
                                                                        Dimensional Fund Advisors LP; Relationship
                                                                        Manager for Blackrock, Inc. (July 2011 - July
                                                                        2013);Vice President for Towers Watson (formerly,
                                                                        WellsCanning) (June 2009 - July 2011).

James L. Davis              Vice President           Since 1999         Vice President of all the DFA Entities.
1956

Robert T. Deere             Vice President           Since 1994         Vice President of all the DFA Entities, DFA
1957                                                                    Australia Limited and Dimensional Fund Advisors
                                                                        Canada ULC.

Johnathon K. DeKinder       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                                    Regional Director (January 2012 - January 2014)
                                                                        and Senior Associate (August 2010 - December
                                                                        2011) for Dimensional Fund Advisors LP; MBA and
                                                                        MPA at the University of Texas at Austin (August
                                                                        2007 - May 2010).

Mark J. Dennis              Vice President           Since 2015         Vice President of all DFA Entities. Formerly,
1976                                                                    Regional Director (May 2011 - January 2015) for
                                                                        Dimensional Fund Advisors LP; Vice President,
                                                                        Portfolio Specialist (January 2007 - May 2011)
                                                                        for Morgan Stanley Investment Management.

Massimiliano DeSantis       Vice President           Since 2015         Vice President of all DFA Entities. Formerly,
1971                                                                    Senior Associate, Research (November 2012 -
                                                                        January 2015) for Dimensional Fund Advisors LP;
                                                                        Senior Consultant, NERA Economic Consulting, New
                                                                        York (May 2010 - November 2012).

Peter F. Dillard            Vice President           Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                                    Research Associate (August 2008 - March 2010) and
                                                                        Research Assistant (April 2006 - August 2008) for
                                                                        Dimensional Fund Advisors LP.

Robert W. Dintzner          Vice President           Since 2001         Vice President of all the DFA Entities.
1970

Karen M. Dolan              Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                                    Marketing for Dimensional Fund Advisors LP (since
                                                                        February 2013). Formerly, Senior Manager of
                                                                        Research and Marketing for Dimensional Fund
                                                                        Advisors LP (June 2012 - January 2013); Director
                                                                        of Mutual Fund Analysis at Morningstar (January
                                                                        2008 - May 2012).

L. Todd Erskine             Vice President           Since 2015         Vice President of all DFA Entities. Formerly,
1959                                                                    Regional Director (May 2008 - January 2015) for
                                                                        Dimensional Fund Advisors LP.

Richard A. Eustice        Vice President and         Since 1998         Vice President and Assistant Secretary of all the
1965                      Assistant Secretary                           DFA Entities and DFA Australia Limited. Chief
                                                                        Operating Officer for Dimensional Fund Advisors
                                                                        Pte. Ltd. (since April 2013). Formerly, Chief
                                                                        Operating Officer for Dimensional Fund Advisors
                                                                        Ltd. (July 2008 - March 2013).

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

NAME AND YEAR OF                          TERM OF OFFICE/1/ AND
BIRTH                      POSITION       LENGTH OF SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------      ------------------- -------------------    --------------------------------------------------

Gretchen A. Flicker     Vice President        Since 2004         Vice President of all the DFA Entities.
1971

Jed S. Fogdall          Vice President        Since 2008         Vice President of all the DFA Entities. Co-Head
1974                                                             of Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager of Dimensional Fund Advisors LP
                                                                 (September 2004 - January 2012).

Edward A. Foley         Vice President        Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors
                                                                 LP (August 2011 - January 2014); Senior Vice
                                                                 President of First Trust Advisors L.P. (2007 -
                                                                 July 2011).

Deborah J.G. Foster     Vice President        Since 2015         Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011 - January 2015) and
                                                                 Marketing Officer (April 2002--April 2011) for
                                                                 Dimensional Fund Advisors LP.

Jeremy P. Freeman       Vice President        Since 2009         Vice President of all the DFA Entities.
1970

Kimberly A. Ginsburg    Vice President        Since 2015         Vice President of all the DFA Entities. Formerly,
1970                                                             Vice President for Dimensional SmartNest (US) LLC
                                                                 (January 2012--November 2014); Senior Vice
                                                                 President for Morningstar (July 2004 - July 2011).

Mark R. Gochnour        Vice President        Since 2007         Vice President of all the DFA Entities.
1967

Tom M. Goodrum          Vice President        Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004 - January
                                                                 2012).

Henry F. Gray           Vice President        Since 2000         Vice President of all the DFA Entities.
1967

John T. Gray            Vice President        Since 2007         Vice President of all the DFA Entities.
1974

Christian Gunther       Vice President        Since 2011         Vice President of all the DFA Entities. Senior
1975                                                             Trader for Dimensional Fund Advisors LP (since
                                                                 2012). Formerly, Senior Trader (2009-2012).

Robert W. Hawkins       Vice President        Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011 - January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors
                                                                 (November 2008 - January 2011).

Joel H. Hefner          Vice President        Since 2007         Vice President of all the DFA Entities.
1967

Kevin B. Hight          Vice President        Since 2005         Vice President of all the DFA Entities.
1967

Gregory K. Hinkle     Vice President and      Since 2015         Vice President and Controller of all the DFA
1958                      Controller                             Entities. Formerly, Vice President of T. Rowe
                                                                 Price Group, Inc. and Director of Investment
                                                                 Treasury and Treasurer of the T. Rowe Price Funds
                                                                 (March 2008 - July 2015).

Christine W. Ho         Vice President        Since 2004         Vice President of all the DFA Entities.
1967

Michael C. Horvath      Vice President        Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).

Mark A. Hunter          Vice President        Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                             Senior Compliance Officer (November 2010 -
                                                                 January 2015) for Dimensional Fund Advisors LP;
                                                                 Senior Compliance Manager for Janus Capital
                                                                 Group, Inc. (March 2004 - November 2010).

Jeff J. Jeon            Vice President        Since 2004         Vice President of all the DFA Entities and
1973                                                             Dimensional Cayman Commodity Fund I Ltd.

Garret D. Jones         Vice President        Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                             Manager of Sales and Marketing Systems (January
                                                                 2011 - January 2014) and Project Manager (2007 -
                                                                 2010) for Dimensional Fund Advisors LP.

Stephen W. Jones        Vice President        Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Facilities Manager for Dimensional Fund Advisors
                                                                 LP (October 2008 - January 2012).

Scott P. Kaup           Vice President        Since 2015         Vice President of all the DFA Entities. Formerly,
1975                                                             Senior Manager, Investment Operations (January
                                                                 2014 - January 2015) and Investment Operations
                                                                 Manager (May 2008 - January 2014) for Dimensional
                                                                 Fund Advisors LP.

David M. Kavanaugh      Vice President        Since 2014         Vice President of all the DFA Entities. Head of
1978                                                             Operations for Financial Advisor Services for
                                                                 Dimensional Fund Advisors LP (since July 2014).
                                                                 Formerly, Counsel of Dimensional Fund Advisors LP
                                                                 (August 2011 - January 2014); Associate at
                                                                 Andrews Kurth LLP (2006 - 2011).

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

NAME AND YEAR OF                     TERM OF OFFICE/1/ AND
BIRTH                   POSITION     LENGTH OF SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------     --------------- -------------------    -------------------------------------------------

Patrick M. Keating   Vice President      Since 2003         Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                        Dimensional Holdings Inc., Dimensional Fund
                                                            Advisors LP. Formerly, Vice President of DFA
                                                            Securities LLC, Dimensional Cayman Commodity Fund
                                                            I Ltd. and Dimensional Advisors Ltd (until
                                                            February 2015); Chief Operating Officer of
                                                            Dimensional Holdings Inc., DFA Securities LLC,
                                                            Dimensional Fund Advisors LP, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Advisors Ltd.
                                                            and Dimensional Fund Advisors Pte. Ltd. (until
                                                            February 2015); Director, Vice President, and
                                                            Chief Privacy Officer of Dimensional Fund
                                                            Advisors Canada ULC (until February 2015);
                                                            Director of DFA Australia Limited, Dimensional
                                                            Fund Advisors Ltd. and Dimensional Advisors Ltd.
                                                            (until February 2015); Director and Vice
                                                            President of Dimensional Hong Kong Limited and
                                                            Dimensional Fund Advisors Pte. Ltd. (until
                                                            February 2015); and Director, Vice President, and
                                                            Chief Operating Officer of Japan Ltd. (until May
                                                            2015).

Andrew K. Keiper     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                        Regional Director for Dimensional Fund Advisors
                                                            LP (October 2004 - January 2013).

Glenn E. Kemp        Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                        Regional Director for Dimensional Fund Advisors
                                                            LP (April 2006 - January 2012).

David M. Kershner    Vice President      Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                        Manager for Dimensional Fund Advisors LP (since
                                                            June 2004).

Kimberly L. Kiser    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                        Creative Director for Dimensional Fund Advisors
                                                            LP (September 2012 - January 2014); Vice
                                                            President and Global Creative Director at Morgan
                                                            Stanley (2007 - 2012); Visiting Assistant
                                                            Professor, Graduate Communications Design at
                                                            Pratt Institute (2004 - 2012).

Timothy R. Kohn      Vice President      Since 2011         Vice President of all the DFA Entities. Head of
1971                                                        Defined Contribution Sales for Dimensional Fund
                                                            Advisors LP (since August 2010).

Joseph F. Kolerich   Vice President      Since 2004         Vice President of all the DFA Entities. Senior
1971                                                        Portfolio Manager of Dimensional Fund Advisors LP
                                                            (since January 2012). Formerly, Portfolio Manager
                                                            for Dimensional (April 2001 - January 2012).

Mark D. Krasniewski  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                        Senior Associate, Investment Analytics and Data
                                                            (January 2012 - December 2012) and Systems
                                                            Developer (June 2007 - December 2011) for
                                                            Dimensional Fund Advisors LP.

Kahne L. Krause      Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                        Regional Director (May 2010 - January 2014) for
                                                            Dimensional Fund Advisors LP.

Stephen W. Kurad     Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Regional Director for Dimensional Fund Advisors
                                                            LP (2007-2010).

Michael F. Lane      Vice President      Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                        Chief Executive Officer for Dimensional SmartNest
                                                            (US) LLC (July 2012 - November 2014).

Francis R. Lao       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1969                                                        Vice President - Global Operations at Janus
                                                            Capital Group (2005-2011).

David F. LaRusso     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                        Senior Trader (January 2010 - December 2012) and
                                                            Trader (2000-2009) for Dimensional Fund Advisors
                                                            LP.

Juliet H. Lee        Vice President      Since 2005         Vice President of all the DFA Entities.
1971

Marlena I. Lee       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                        Research Associate for Dimensional Fund Advisors
                                                            LP (July 2008-2010).

Paul A. Lehman       Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director (July 2013 - January 2015) for
                                                            Dimensional Fund Advisors LP; Chief Investment
                                                            Officer (April 2005 - April 2013) for First
                                                            Citizens Bancorporation.

John B. Lessley      Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                        Regional Director for Dimensional Fund Advisors
                                                            LP (January 2008 - January 2013).

Joy L. Lopez         Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1971                                                        Senior Tax Manager (February 2013 - January 2015)
                                                            for Dimensional Fund Advisors LP; Vice President
                                                            and Tax Manager, North America (August 2006 -
                                                            April 2012) for Pacific Investment Management
                                                            Company.

Apollo D. Lupescu    Vice President      Since 2009         Vice President of all the DFA Entities.
1969

Timothy P. Luyet     Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1972                                                        Senior Manager, Marketing Operations (January
                                                            2014 - January 2015), Manager, Client Systems
                                                            (October 2011 - January 2014) and RFP Manager
                                                            (April 2010 - October 2011) for Dimensional Fund
                                                            Advisors LP.

Peter Magnusson      Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                        Regional Director for Dimensional Fund Advisors
                                                            LP (January 2011 - January 2014); Vice President
                                                            at Columbia Management (2004 - 2010).

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

NAME AND YEAR OF                            TERM OF OFFICE/1/ AND
BIRTH                      POSITION          LENGTH OF SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------     ---------------------- ---------------------  -------------------------------------------------

Kenneth M. Manell       Vice President           Since 2010        Vice President of all the DFA Entities and
1972                                                               Dimensional Cayman Commodity Fund I Ltd.
                                                                   Formerly, Counsel for Dimensional Fund Advisors
                                                                   LP (September 2006 - January 2010).

Aaron M. Marcus         Vice President           Since 2008        Vice President of all DFA Entities and Head of
1970                                                               Global Human Resources for Dimensional Fund
                                                                   Advisors LP.

David R. Martin      Vice President, Chief       Since 2007        Vice President, Chief Financial Officer and
1956                 Financial Officer and                         Treasurer of all the DFA Entities. Director, Vice
                           Treasurer                               President, Chief Financial Officer and Treasurer
                                                                   of Dimensional Fund Advisors Ltd., DFA Australia
                                                                   Limited, Dimensional Advisors Pte. Ltd.,
                                                                   Dimensional Hong Kong Limited, Dimensional Fund
                                                                   Advisors Canada ULC, and Dimensional Cayman
                                                                   Commodity Fund I Ltd. Director of Dimensional
                                                                   Funds plc and Dimensional Funds II plc. Statutory
                                                                   Auditor of Dimensional Japan Ltd. Formerly, Chief
                                                                   Financial Officer, Treasurer and Vice President
                                                                   of Dimensional SmartNest (US) LLC (October 2010 -
                                                                   November 2014).

Duane R. Mattson        Vice President           Since 2015        Vice President of all the DFA Entities. Formerly,
1965                                                               Senior Compliance Officer (May 2012 - January
                                                                   2015) for Dimensional Fund Advisors LP; Chief
                                                                   Compliance Officer (April 2010 - April 2012) for
                                                                   Al Frank Asset Management.

Bryan R. McClune        Vice President           Since 2014        Vice President of all the DFA Entities. Formerly,
1975                                                               Regional Director of Dimensional Fund Advisors LP
                                                                   (January 2009 - January 2014).

Philip P. McInnis       Vice President           Since 2014        Vice President of all the DFA Entities. Formerly,
1984                                                               Regional Director (January 2009 - January 2014)
                                                                   and Senior Associate (2011) for Dimensional Fund
                                                                   Advisors LP; Investment Consultant (March 2010 -
                                                                   December 2010) and Investment Analyst (December
                                                                   2007 - March 2010) at Towers Watson.

Travis A. Meldau        Vice President           Since 2015        Vice President of all the DFA Entities. Portfolio
1981                                                               Manager (since September 2011) for Dimensional
                                                                   Fund Advisors LP. Formerly, Portfolio Manager for
                                                                   Wells Capital Management (October 2004 -
                                                                   September 2011).

Jonathan G. Nelson      Vice President           Since 2013        Vice President of all the DFA Entities. Formerly,
1971                                                               Manager, Investment Systems (2011 - January 2013)
                                                                   and Project Manager (2007 - 2010) for Dimensional
                                                                   Fund Advisors LP.

Catherine L. Newell   Vice President and    Vice President since   Vice President and Secretary of all the DFA
1964                       Secretary         1997 and Secretary    Entities. Director, Vice President and Secretary
                                                 since 2000        of DFA Australia Limited and Dimensional Fund
                                                                   Advisors Ltd. (since February 2002, April 1997,
                                                                   and May 2002, respectively). Vice President and
                                                                   Secretary of Dimensional Fund Advisors Canada ULC
                                                                   (since June 2003), Dimensional Cayman Commodity
                                                                   Fund I Ltd., Dimensional Japan Ltd (since
                                                                   February 2012), Dimensional Advisors Ltd (since
                                                                   March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                                   (since June 2012). Director of Dimensional Funds
                                                                   plc and Dimensional Funds II plc (since 2002 and
                                                                   2006, respectively). Director of Dimensional
                                                                   Japan Ltd., Dimensional Advisors Ltd.,
                                                                   Dimensional Fund Advisors Pte. Ltd. and
                                                                   Dimensional Hong Kong Limited (since August 2012
                                                                   and July 2012). Formerly, Vice President and
                                                                   Secretary of Dimensional SmartNest (US) LLC
                                                                   (October 2010 - November 2014).

John R. Nicholson       Vice President           Since 2015        Vice President of all the DFA Entities. Formerly,
1977                                                               Regional Director (June 2011 - January 2015) for
                                                                   Dimensional Fund Advisors LP; Sales Executive for
                                                                   Vanguard (July 2008 - May 2011).

Pamela B. Noble         Vice President           Since 2011        Vice President of all the DFA Entities. Formerly,
1964                                                               Portfolio Manager for Dimensional Fund Advisors
                                                                   LP (2008--2010).

Selwyn Notelovitz     Vice President and         Since 2013        Vice President of all the DFA Entities. Deputy
1961                     Deputy Chief                              Chief Compliance Officer of Dimensional Fund
                      Compliance Officer                           Advisors LP (since December 2012). Formerly,
                                                                   Chief Compliance Officer of Wellington Management
                                                                   Company, LLP (2004 - 2011).

Carolyn L. O            Vice President           Since 2010        Vice President of all the DFA Entities and
1974                                                               Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                   General Counsel, Funds (since 2011). Formerly,
                                                                   Counsel for Dimensional Fund Advisors LP
                                                                   (2007-2010).

Gerard K. O'Reilly   Vice President and Co- Vice President since   Vice President and Co-Chief Investment Officer of
1976                   Chief Investment      2007 and Co-Chief     all the DFA Entities and Dimensional Fund
                            Officer          Investment Officer    Advisors Canada ULC. Director of Dimensional
                                                 since 2014        Funds plc and Dimensional Fund II plc.

Daniel C. Ong           Vice President           Since 2009        Vice President of all the DFA Entities. Portfolio
1973                                                               Manager for Dimensional Fund Advisors LP (since
                                                                   July 2005).

Kyle K. Ozaki           Vice President           Since 2010        Vice President of all the DFA Entities. Formerly,
1978                                                               Senior Compliance Officer (January 2008 - January
                                                                   2010) and Compliance Officer (February 2006 -
                                                                   December 2007) for Dimensional Fund Advisors LP.

Matthew A. Pawlak       Vice President           Since 2013        Vice President of all the DFA Entities. Formerly,
1977                                                               Regional Director for Dimensional Fund Advisors
                                                                   LP (2012 - January 2013); Senior Consultant (June
                                                                   2011-December 2011) and Senior Investment Analyst
                                                                   and Consultant (July 2008-June 2011) at Hewitt
                                                                   EnnisKnupp.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

NAME AND YEAR OF                     TERM OF OFFICE/1/ AND
BIRTH                   POSITION     LENGTH OF SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------     --------------- -------------------    -------------------------------------------------

Jeffrey L. Pierce    Vice President      Since 2015         Vice President of all the DFA Entities. Senior
1984                                                        Manager, Advisor Benchmarking (since January
                                                            2015) for Dimensional Fund Advisors LP. Formerly,
                                                            Manager, Advisor Benchmarking (April 2012 -
                                                            December 2014) for Dimensional Fund Advisors LP;
                                                            Senior Manager, Research and Consulting (October
                                                            2010 - April 2012) for Crain Communications Inc.;
                                                            Senior Manager, Revenue Planning and Strategy
                                                            (April 2007 - October 2010) for T-Mobile.

Olivian T. Pitis     Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1974                                                        Regional Director (May 2011 - January 2015) for
                                                            Dimensional Fund Advisors LP; Investment
                                                            Counselor/Regional Director for Halbert Hargrove
                                                            (2008 - May 2011).

Brian P. Pitre       Vice President      Since 2015         Vice President of all the DFA Entities. Counsel
1976                                                        for Dimensional Fund Advisors LP (since February
                                                            2015). Formerly, Chief Financial Officer and
                                                            General Counsel for Relentless (March 2014 -
                                                            January 2015); Vice President of all the DFA
                                                            Entities (January 2013 - March 2014); Counsel for
                                                            Dimensional Fund Advisors LP (January 2009--March
                                                            2014).

David A. Plecha      Vice President      Since 1993         Vice President of all the DFA Entities, DFA
1961                                                        Australia Limited, Dimensional Fund Advisors Ltd.
                                                            and Dimensional Fund Advisors Canada ULC.

Allen Pu             Vice President      Since 2011         Vice President of all the DFA Entities. Senior
1970                                                        Portfolio Manager for Dimensional Fund Advisors
                                                            LP (since January 2015). Formerly, Portfolio
                                                            Manager for Dimensional Fund Advisors LP (2006 -
                                                            January 2015).

David J. Rapozo      Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1967                                                        Regional Director for Dimensional Fund Advisors
                                                            LP (January 2011 - January 2014); Vice President
                                                            at BlackRock (2009 - 2010).

Mark A. Regier       Vice President        Since            Vice President of all the DFA Entities. Formerly,
1969                                        2013            Planning and Analysis Manager for Dimensional
                                                            Fund Advisors LP (July 2007 - January 2014).

Cory T. Riedberger   Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1979                                                        Regional Director (March 2011 - January 2015) for
                                                            Dimensional Fund Advisors LP; Regional Vice
                                                            President (2003 - March 2011) for Invesco
                                                            PowerShares.

Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011 - January 2012) for
                                                            Dimensional Fund Advisors LP.

Michael F. Rocque    Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1968                                                        Senior Fund Accounting Manager (July 2013 -
                                                            January 2015) for Dimensional Fund Advisors LP;
                                                            Senior Financial Consultant and Chief Accounting
                                                            Officer (July 2002 - July 2013) for MFS
                                                            Investment Management.

L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971

Austin S. Rosenthal  Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1978                                                        Vice President for Dimensional SmartNest (US) LLC
                                                            (September 2010--November 2014).

Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012 - January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009 - December 2011).

Joseph S. Ruzicka    Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1987                                                        Manager Investment Analytics and Data (January
                                                            2014 - January 2015), Senior Associate,
                                                            Investment Analytics and Data (January 2013 -
                                                            January 2014), Associate, Investment Analytics
                                                            and Data (January 2012 - January 2013), and
                                                            Investment Data Analyst (April 2010 - January
                                                            2012) for Dimensional Fund Advisors LP.

Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008 - January 2010); Senior
                                                            Manager at Vanguard (November 1997 - July 2008).

Joel P. Schneider    Vice President      Since 2015         Vice President of all the DFA Entities. Portfolio
1980                                                        Manager (since 2013) for Dimensional Fund
                                                            Advisors LP. Formerly, Investment Associate
                                                            (April 2011 - January 2013) for Dimensional Fund
                                                            Advisors LP; Associate Consultant for ZS
                                                            Associates (April 2008 - November 2010).

Ashish Shrestha      Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director (September 2009 - January 2015)
                                                            and Senior Associate (September 2008 - September
                                                            2009) for Dimensional Fund Advisors LP.

Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007 - January 2009).

Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015

NAME AND YEAR OF                      TERM OF OFFICE/1/ AND
BIRTH                    POSITION     LENGTH OF SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------      --------------- -------------------    -------------------------------------------------

Bhanu P. Singh        Vice President      Since 2014         Vice President of all the DFA Entities. Senior
1981                                                         Portfolio Manager for Dimensional Fund Advisors
                                                             LP (since January 2015). Formerly, Portfolio
                                                             Manager (January 2012 - January 2015) and
                                                             Investment Associate for Dimensional Fund
                                                             Advisors LP (August 2010 - December 2011).

Bryce D. Skaff        Vice President      Since 2007         Vice President of all the DFA Entities.
1975

Lukas J. Smart        Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                         Manager of Dimensional Fund Advisors LP (since
                                                             January 2010).

Andrew D. Smith       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                         Project Manager for Dimensional Fund Advisors LP
                                                             (2007-2010).

Grady M. Smith        Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                         Dimensional Fund Advisors Canada ULC.

Lawrence R. Spieth    Vice President      Since 2004         Vice President of all the DFA Entities.
1947

Richard H. Tatlow V   Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (April 2010 - January 2013).

Blake T. Tatsuta      Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                         Manager, Investment Analytics and Data (2012 -
                                                             January 2013) and Research Assistant (2002-2011)
                                                             for Dimensional Fund Advisors LP.

Erik T. Totten        Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                         Regional Director (2010 - January 2013) and
                                                             Senior Associate (2007 - 2009) for Dimensional
                                                             Fund Advisors LP.

John H. Totten        Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2008--January 2012).

Robert C. Trotter     Vice President      Since 2009         Vice President of all the DFA Entities.
1958

Dave C. Twardowski    Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1982                                                         Research Associate (June 2011 - January 2015) for
                                                             Dimensional Fund Advisors LP; Research Assistant
                                                             at Dartmouth College (2009 - 2011).

Karen E. Umland       Vice President      Since 1997         Vice President of all the DFA Entities, DFA
1966                                                         Australia Limited, Dimensional Fund Advisors
                                                             Ltd., and Dimensional Fund Advisors Canada ULC.

Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (September 2008 - January 2014).

Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).

Jessica Walton        Vice President      Since 2015         Vice President of all the DFA Entities. Formerly,
1974                                                         Regional Director (January 2012 - January 2015)
                                                             for Dimensional Fund Advisors LP; Director of
                                                             Marketing and Investor Relations for Treaty Oak
                                                             Capital Management (July 2011 - October 2011);
                                                             Vice President for Rockspring Capital (October
                                                             2010 - July 2011); Program Director for RevEurope
                                                             Payments (November 2008 - October 2010).

Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951

Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976

Stacey E. Winning     Vice President      Since 2015         Vice President of all the DFA Entities. Head of
1981                                                         Global Recruiting and Development (since June
                                                             2014) for Dimensional Fund Advisors LP. Formerly,
                                                             Senior Manager, Recruiting (December 2012 - June
                                                             2014) for Dimensional Fund Advisors LP; Co-Head
                                                             of Global Recruiting (May 2009 - November 2012)
                                                             for Two Sigma Investments.

Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955

Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (2005-2010).

/1/ Each Officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
October 31, 2015


                      RESULTS OF THE SHAREHOLDER MEETING

On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Fund, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Fund approved each of the applicable proposals for DFAITC and the Fund presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by Fund. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

PROPOSAL 1: ELECTION OF DIRECTORS/TRUSTEES*

                                                      %
                                            % VOTED  FOR              % VOTED  % WITHHOLD
                                   FOR        FOR   OF O/S  WITHHOLD  WITHHOLD   OF O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth            3,799,690,199  99.00% 99.00% 38,401,017   1.00%     1.00%
(b) George M. Constantinides  3,805,482,510  99.15% 99.15% 32,608,707   0.85%     0.85%
(c) John P. Gould             3,805,511,230  99.15% 99.15% 32,579,986   0.85%     0.85%
(d) Roger G. Ibbotson         3,805,697,022  99.16% 99.16% 32,394,194   0.84%     0.84%
(e) Edward P. Lazear          3,803,361,554  99.10% 99.10% 34,729,663   0.90%     0.90%
(f) Eduardo A. Repetto        3,805,386,852  99.15% 99.15% 32,704,365   0.85%     0.85%
(g) Myron S. Scholes          3,804,518,074  99.13% 99.13% 33,573,142   0.87%     0.87%
(h) Abbie J. Smith            3,799,720,532  99.00% 99.00% 38,370,685   1.00%     1.00%

* RESULTS ARE FOR ALL SERIES WITHIN DFAITC

THE DFA SHORT TERM INVESTMENT FUND

PROPOSAL 1: ELECTION OF DIRECTORS/TRUSTEES

                                            % VOTED % FOR            % VOTED  % WITHHOLD
                                   FOR        FOR   OF O/S  WITHHOLD WITHHOLD   OF O/S
                              ------------- ------- ------  -------- -------- ----------
(a) David G. Booth            2,126,689,350  100.0% 100.00%        0   0.00%     0.00%
(b) George M. Constantinides  2,126,689,350  100.0% 100.00%        0   0.00%     0.00%
(c) John P. Gould             2,126,689,350  100.0% 100.00%        0   0.00%     0.00%
(d) Roger G. Ibbotson         2,126,689,350  100.0% 100.00%        0   0.00%     0.00%
(e) Edward P. Lazear          2,126,689,350  100.0% 100.00%        0   0.00%     0.00%
(f) Eduardo A. Repetto        2,126,689,350  100.0% 100.00%        0   0.00%     0.00%
(g) Myron S. Scholes          2,126,689,350  100.0% 100.00%        0   0.00%     0.00%
(h) Abbie J. Smith            2,126,689,350  100.0% 100.00%        0   0.00%     0.00%

PROPOSAL 4: APPROVAL OF AN UPDATED INVESTMENT MANAGEMENT AGREEMENT WITH DIMENSIONAL FUND ADVISORS LP

                                                                                       %
                 %      %                        %                       %    BROKER BROKER
               VOTED   FOR            % VOTED AGAINST         % VOTED ABSTAIN  NON-   NON-
FOR             FOR   OF O/S  AGAINST AGAINST OF O/S  ABSTAIN ABSTAIN OF O/S   VOTE   VOTE
---            -----  ------  ------- ------- ------- ------- ------- ------- ------ ------
2,126,689,350  100.0% 100.00%    0     0.00%   0.00%     0     0.00%   0.00%    0     0.00%

PROPOSAL 5: APPROVAL OF AN AMENDMENT TO THE FUNDAMENTAL INVESTMENT LIMITATION
  REGARDING INVESTMENT IN COMMODITIES

                                                                                       %
                 %      %                        %                       %    BROKER BROKER
               VOTED   FOR            % VOTED AGAINST         % VOTED ABSTAIN  NON-   NON-
FOR             FOR   OF O/S  AGAINST AGAINST OF O/S  ABSTAIN ABSTAIN OF O/S   VOTE   VOTE
---            -----  ------  ------- ------- ------- ------- ------- ------- ------ ------
2,126,689,350  100.0% 100.00%    0     0.00%   0.00%     0     0.00%   0.00%    0     0.00%

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)Audit Fees

                 Fiscal Year Ended October 31, 2015: $224,320
                 Fiscal Year Ended October 31, 2014: $213,731

    (b)Audit-Related Fees

                 Fees for Registrant - Fiscal Year Ended October 31, 2015:
                 $17,225
                 Fiscal Year Ended October 31, 2014: $17,381

     For fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                 Fiscal Year Ended October 31, 2015: $172,000
                 Fiscal Year Ended October 31, 2014: $165,000

     For the fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)Tax Fees

                 Fees for Registrant - Fiscal Year Ended October 31, 2015:
                 $61,906
                 Fiscal Year Ended October 31, 2014: $92,916

     Tax Fees included, for the fiscal years ended October 31, 2015 and October 31, 2014, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)All Other Fees

                 Fees for Registrant - Fiscal Year Ended October 31, 2015: $0 Fiscal Year Ended October 31, 2014: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e) (1)   Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2015 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

   (g) Aggregate Non-Audit Fees

                 Fiscal Year Ended October 31, 2015: $1,557,122
                 Fiscal Year Ended October 31, 2014: $2,318,655

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS**
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
#   Autoliv, Inc.                                                         13,146 $    1,593,821             0.0%
#   Best Buy Co., Inc.                                                 1,034,254     36,229,918             0.2%
*   Cable One, Inc.                                                       31,172     13,511,192             0.1%
    Carnival Corp.                                                       952,418     51,506,765             0.3%
#   CBS Corp. Class A                                                      7,236        366,105             0.0%
    Comcast Corp. Class A                                              9,482,510    593,794,776             3.1%
#   Comcast Corp. Special Class A                                      2,635,567    165,276,407             0.9%
#   Dillard's, Inc. Class A                                              130,259     11,655,575             0.1%
    DR Horton, Inc.                                                    1,493,663     43,973,439             0.2%
    Ford Motor Co.                                                    14,411,800    213,438,758             1.1%
#   GameStop Corp. Class A                                               611,447     28,169,363             0.2%
    General Motors Co.                                                 5,492,031    191,726,802             1.0%
    Goodyear Tire & Rubber Co. (The)                                     938,381     30,816,432             0.2%
    Graham Holdings Co. Class B                                           32,261     17,823,235             0.1%
#*  Hyatt Hotels Corp. Class A                                            26,622      1,341,749             0.0%
    Johnson Controls, Inc.                                               112,338      5,075,431             0.0%
#   Kohl's Corp.                                                       1,326,479     61,177,211             0.3%
    Lear Corp.                                                            68,267      8,537,471             0.0%
#   Lennar Corp. Class A                                                 857,396     42,929,818             0.2%
    Lennar Corp. Class B                                                   4,312        178,689             0.0%
*   Liberty Broadband Corp. Class A                                       27,953      1,525,116             0.0%
*   Liberty Broadband Corp. Class C                                       85,576      4,601,421             0.0%
*   Liberty Interactive Corp., QVC Group Class A                       2,538,156     69,469,330             0.4%
*   Liberty Media Corp. Class A                                          156,789      6,390,720             0.0%
*   Liberty Media Corp. Class C                                          313,578     12,276,579             0.1%
*   Liberty Ventures Series A                                            536,223     23,363,236             0.1%
*   Madison Square Garden Co. (The) Class A                                6,379      1,138,651             0.0%
#*  MGM Resorts International                                          2,324,079     53,895,392             0.3%
*   Mohawk Industries, Inc.                                              283,553     55,434,611             0.3%
*   MSG Networks, Inc. Class A                                            19,138        392,712             0.0%
#   News Corp. Class A                                                   290,667      4,476,272             0.0%
#   News Corp. Class B                                                    31,823        492,620             0.0%
#   Penske Automotive Group, Inc.                                        274,842     13,423,283             0.1%
    PulteGroup, Inc.                                                     700,342     12,837,269             0.1%
#   PVH Corp.                                                            152,277     13,849,593             0.1%
#   Ralph Lauren Corp.                                                    50,588      5,603,633             0.0%
#   Royal Caribbean Cruises, Ltd.                                      1,051,952    103,459,479             0.5%
#   Service Corp. International                                          310,463      8,773,684             0.0%
    Staples, Inc.                                                      1,966,011     25,538,483             0.1%
#   TEGNA, Inc.                                                          225,878      6,107,741             0.0%
    Time Warner Cable, Inc.                                            1,876,119    355,336,939             1.9%
    Time Warner, Inc.                                                  4,297,753    323,792,711             1.7%
#*  Toll Brothers, Inc.                                                  329,804     11,863,050             0.1%
*   Visteon Corp.                                                         79,897      8,714,366             0.0%
    Whirlpool Corp.                                                      130,792     20,945,031             0.1%
                                                                                 --------------            ----
Total Consumer Discretionary                                                      2,662,824,879            13.9%
                                                                                 --------------            ----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.                                         2,748,548    125,498,702             0.7%
    Bunge, Ltd.                                                          785,148     57,284,398             0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                     --------- -------------- ---------------
Consumer Staples -- (Continued)
    ConAgra Foods, Inc.                                                424,721 $   17,222,437             0.1%
    Constellation Brands, Inc. Class A                                 276,038     37,209,922             0.2%
    CVS Health Corp.                                                 3,364,257    332,321,306             1.7%
    Ingredion, Inc.                                                    158,658     15,082,029             0.1%
#   JM Smucker Co. (The)                                               557,373     65,430,016             0.3%
#   Molson Coors Brewing Co. Class B                                   733,307     64,604,347             0.3%
    Mondelez International, Inc. Class A                             3,818,531    176,263,391             0.9%
    Pinnacle Foods, Inc.                                               432,888     19,081,703             0.1%
    Reynolds American, Inc.                                             29,158      1,408,915             0.0%
#*  Seaboard Corp.                                                          13         43,784             0.0%
    Spectrum Brands Holdings, Inc.                                       1,154        110,611             0.0%
#   Tyson Foods, Inc. Class A                                        1,957,913     86,853,021             0.5%
                                                                               --------------            ----
Total Consumer Staples                                                            998,414,582             5.2%
                                                                               --------------            ----
Energy -- (15.3%)
    Anadarko Petroleum Corp.                                         2,015,789    134,815,968             0.7%
#   Apache Corp.                                                       798,537     37,635,049             0.2%
    Baker Hughes, Inc.                                               1,938,026    102,095,210             0.5%
#   California Resources Corp.                                       1,101,627      4,450,573             0.0%
#   Chesapeake Energy Corp.                                          2,812,291     20,051,635             0.1%
    Chevron Corp.                                                    6,389,725    580,698,208             3.0%
#   Cimarex Energy Co.                                                 155,458     18,353,371             0.1%
#*  Concho Resources, Inc.                                              97,074     11,251,847             0.1%
    ConocoPhillips                                                   6,174,431    329,405,894             1.7%
    Devon Energy Corp.                                                 812,393     34,063,639             0.2%
    EnLink Midstream LLC                                                18,438        363,229             0.0%
    EOG Resources, Inc.                                                705,108     60,533,522             0.3%
    Exxon Mobil Corp.                                                7,571,926    626,501,157             3.3%
*   Gulfport Energy Corp.                                               46,291      1,410,487             0.0%
#   Helmerich & Payne, Inc.                                            574,414     32,322,276             0.2%
    Hess Corp.                                                       1,474,816     82,899,407             0.4%
    HollyFrontier Corp.                                                644,305     31,551,616             0.2%
#   Marathon Oil Corp.                                               3,266,531     60,038,840             0.3%
    Marathon Petroleum Corp.                                         2,604,266    134,900,979             0.7%
#   Murphy Oil Corp.                                                   728,510     20,711,539             0.1%
    Nabors Industries, Ltd.                                            821,348      8,246,334             0.1%
#   National Oilwell Varco, Inc.                                     1,745,118     65,686,242             0.4%
*   Newfield Exploration Co.                                           172,473      6,931,690             0.0%
#   Noble Corp. P.L.C.                                                 133,635      1,800,063             0.0%
    Noble Energy, Inc.                                                 113,476      4,066,980             0.0%
    Occidental Petroleum Corp.                                       2,051,160    152,893,466             0.8%
#   Paragon Offshore P.L.C.                                            195,894         47,015             0.0%
    Phillips 66                                                      2,055,820    183,070,771             1.0%
    QEP Resources, Inc.                                                269,942      4,173,303             0.0%
#   Range Resources Corp.                                               66,898      2,036,375             0.0%
    Tesoro Corp.                                                       668,185     71,449,022             0.4%
#   Transocean, Ltd.                                                 1,340,027     21,212,627             0.1%
    Valero Energy Corp.                                              2,806,975    185,035,792             1.0%
#*  Weatherford International P.L.C.                                 2,942,972     30,136,033             0.2%
#*  Whiting Petroleum Corp.                                            218,861      3,770,975             0.0%
                                                                               --------------            ----
Total Energy                                                                    3,064,611,134            16.1%
                                                                               --------------            ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
Financials -- (20.5%)
#   ACE, Ltd.                                                           183,099 $ 20,789,060             0.1%
    Aflac, Inc.                                                       1,125,695   71,763,056             0.4%
*   Alleghany Corp.                                                       4,344    2,155,797             0.0%
    Allied World Assurance Co. Holdings AG                              463,017   16,835,298             0.1%
    Allstate Corp. (The)                                              1,383,297   85,598,418             0.5%
*   Ally Financial, Inc.                                              1,125,791   22,425,757             0.1%
    American Financial Group, Inc.                                      426,655   30,800,224             0.2%
    American International Group, Inc.                                3,536,873  223,035,211             1.2%
    Assurant, Inc.                                                      330,179   26,919,494             0.1%
    Assured Guaranty, Ltd.                                              203,216    5,576,247             0.0%
    Axis Capital Holdings, Ltd.                                         550,404   29,721,816             0.2%
    Bank of America Corp.                                            15,546,531  260,870,790             1.4%
    Bank of New York Mellon Corp. (The)                               2,959,920  123,280,668             0.7%
    BB&T Corp.                                                        1,551,308   57,631,092             0.3%
    BlackRock, Inc.                                                       8,808    3,100,152             0.0%
#   BOK Financial Corp.                                                   4,796      322,195             0.0%
    Capital One Financial Corp.                                       2,074,942  163,712,924             0.9%
    Chubb Corp. (The)                                                   206,900   26,762,515             0.1%
#   Cincinnati Financial Corp.                                           52,042    3,134,490             0.0%
    CIT Group, Inc.                                                     321,758   13,835,594             0.1%
    Citigroup, Inc.                                                   4,980,715  264,824,617             1.4%
    City National Corp.                                                   1,633      146,317             0.0%
    CME Group, Inc.                                                     783,805   74,046,058             0.4%
#   CNA Financial Corp.                                                 448,200   16,386,192             0.1%
    Comerica, Inc.                                                       81,794    3,549,860             0.0%
#   Cullen/Frost Bankers, Inc.                                            3,749      256,582             0.0%
*   E*TRADE Financial Corp.                                             116,129    3,310,838             0.0%
    Endurance Specialty Holdings, Ltd.                                    4,617      291,471             0.0%
#   Everest Re Group, Ltd.                                              203,874   36,283,456             0.2%
    Fifth Third Bancorp                                               3,412,290   65,004,125             0.3%
    First American Financial Corp.                                       12,359      471,249             0.0%
#*  Genworth Financial, Inc. Class A                                  1,631,855    7,637,081             0.0%
    Goldman Sachs Group, Inc. (The)                                   1,523,888  285,729,000             1.5%
    Hartford Financial Services Group, Inc. (The)                     2,644,794  122,348,170             0.6%
    Hudson City Bancorp, Inc.                                            71,664      725,240             0.0%
#   Huntington Bancshares, Inc.                                       1,840,863   20,194,267             0.1%
    JPMorgan Chase & Co.                                             10,421,544  669,584,202             3.5%
    KeyCorp                                                           1,063,281   13,205,950             0.1%
    Legg Mason, Inc.                                                    538,963   24,118,594             0.1%
#   Leucadia National Corp.                                             153,878    3,079,099             0.0%
    Lincoln National Corp.                                            1,228,020   65,711,350             0.3%
    Loews Corp.                                                       1,802,452   65,717,400             0.3%
#   M&T Bank Corp.                                                      326,068   39,079,250             0.2%
*   Markel Corp.                                                          3,800    3,298,400             0.0%
    MetLife, Inc.                                                     2,189,692  110,316,683             0.6%
    Morgan Stanley                                                    3,524,427  116,200,358             0.6%
    Nasdaq, Inc.                                                        752,985   43,590,302             0.2%
#   New York Community Bancorp, Inc.                                    313,142    5,173,106             0.0%
    Old Republic International Corp.                                    632,434   11,409,109             0.1%
#   PacWest Bancorp                                                      70,564    3,178,203             0.0%
    PartnerRe, Ltd.                                                     197,083   27,394,537             0.1%
#   People's United Financial, Inc.                                     145,708    2,324,043             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)                          1,273,146 $  114,914,158             0.6%
    Principal Financial Group, Inc.                                   1,423,787     71,417,156             0.4%
#   Prudential Financial, Inc.                                        1,098,302     90,609,915             0.5%
#   Regions Financial Corp.                                           5,599,418     52,354,558             0.3%
    Reinsurance Group of America, Inc.                                  322,082     29,064,680             0.2%
#   RenaissanceRe Holdings, Ltd.                                         86,989      9,536,604             0.1%
    State Street Corp.                                                  218,735     15,092,715             0.1%
#   SunTrust Banks, Inc.                                              1,252,716     52,012,768             0.3%
    Travelers Cos., Inc. (The)                                        1,130,153    127,582,972             0.7%
    Unum Group                                                        1,210,979     41,960,422             0.2%
    Validus Holdings, Ltd.                                              167,263      7,409,751             0.0%
    Voya Financial, Inc.                                                113,438      4,602,180             0.0%
    Wells Fargo & Co.                                                 2,083,146    112,781,524             0.6%
#   WR Berkley Corp.                                                    144,573      8,071,511             0.0%
    XL Group P.L.C.                                                   1,327,498     50,551,124             0.3%
#   Zions Bancorporation                                                724,586     20,846,339             0.1%
                                                                                --------------            ----
Total Financials                                                                 4,101,664,284            21.5%
                                                                                --------------            ----
Health Care -- (11.3%)
    Aetna, Inc.                                                       2,009,110    230,605,646             1.2%
    Agilent Technologies, Inc.                                          548,756     20,721,026             0.1%
#*  Alere, Inc.                                                           8,494        391,743             0.0%
*   Allergan P.L.C.                                                     496,938    153,290,465             0.8%
#*  Amsurg Corp.                                                         15,357      1,076,372             0.0%
#   Anthem, Inc.                                                      1,532,858    213,297,191             1.1%
#*  Bio-Rad Laboratories, Inc. Class A                                    1,222        170,445             0.0%
*   Boston Scientific Corp.                                           5,925,554    108,319,127             0.6%
*   Brookdale Senior Living, Inc.                                        32,100        671,211             0.0%
    Cigna Corp.                                                         320,341     42,938,508             0.2%
#*  Community Health Systems, Inc.                                      532,793     14,939,516             0.1%
#*  Express Scripts Holding Co.                                       2,842,416    245,527,894             1.3%
*   Hologic, Inc.                                                     1,211,606     47,083,009             0.2%
    Humana, Inc.                                                        707,042    126,298,912             0.7%
*   Laboratory Corp. of America Holdings                                 10,097      1,239,306             0.0%
#*  Mallinckrodt P.L.C.                                                  61,080      4,011,124             0.0%
*   MEDNAX, Inc.                                                          4,300        303,021             0.0%
    Medtronic P.L.C.                                                    825,931     61,052,819             0.3%
#   Perrigo Co. P.L.C.                                                   13,380      2,110,561             0.0%
    Pfizer, Inc.                                                     21,021,501    710,947,164             3.7%
    Quest Diagnostics, Inc.                                             577,821     39,262,937             0.2%
#   Teleflex, Inc.                                                       92,013     12,237,729             0.1%
    Thermo Fisher Scientific, Inc.                                    1,268,522    165,897,307             0.9%
    UnitedHealth Group, Inc.                                            429,765     50,617,722             0.3%
#*  WellCare Health Plans, Inc.                                           6,100        540,460             0.0%
    Zimmer Biomet Holdings, Inc.                                         35,300      3,691,321             0.0%
                                                                                --------------            ----
Total Health Care                                                                2,257,242,536            11.8%
                                                                                --------------            ----
Industrials -- (11.8%)
#   ADT Corp. (The)                                                     828,257     27,365,611             0.1%
#*  AECOM                                                               131,051      3,862,073             0.0%
#   AGCO Corp.                                                          384,188     18,590,857             0.1%
    Air Lease Corp.                                                         100          3,371             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Industrials -- (Continued)
    AMERCO                                                                  474 $      192,591             0.0%
#*  Avis Budget Group, Inc.                                             387,739     19,363,686             0.1%
    Carlisle Cos., Inc.                                                  46,040      4,005,480             0.0%
#   Caterpillar, Inc.                                                   732,054     53,432,621             0.3%
#   Chicago Bridge & Iron Co. NV                                        219,781      9,861,573             0.1%
#*  Colfax Corp.                                                        116,022      3,127,953             0.0%
#   Copa Holdings SA Class A                                              7,183        362,885             0.0%
    CSX Corp.                                                         5,382,618    145,276,860             0.8%
    Cummins, Inc.                                                        75,958      7,862,413             0.0%
    Danaher Corp.                                                       365,547     34,109,191             0.2%
#   Dover Corp.                                                         419,306     27,015,886             0.1%
    Eaton Corp. P.L.C.                                                1,260,415     70,469,803             0.4%
    FedEx Corp.                                                         843,839    131,681,076             0.7%
    Fluor Corp.                                                          70,949      3,392,072             0.0%
    General Electric Co.                                             19,532,516    564,880,363             3.0%
#*  Genesee & Wyoming, Inc. Class A                                      17,661      1,185,053             0.0%
#*  Hertz Global Holdings, Inc.                                       1,345,507     26,237,386             0.1%
    Ingersoll-Rand P.L.C.                                               117,146      6,942,072             0.0%
*   Jacobs Engineering Group, Inc.                                      206,007      8,269,121             0.0%
#*  JetBlue Airways Corp.                                             1,847,009     45,879,703             0.2%
#   Joy Global, Inc.                                                     40,666        698,642             0.0%
#   Kansas City Southern                                                234,875     19,438,255             0.1%
    KAR Auction Services, Inc.                                            9,789        375,898             0.0%
#*  Kirby Corp.                                                          36,011      2,351,158             0.0%
    L-3 Communications Holdings, Inc.                                   486,111     61,444,430             0.3%
    Manpowergroup, Inc.                                                 181,241     16,634,299             0.1%
    Nielsen Holdings P.L.C.                                             420,818     19,993,063             0.1%
    Norfolk Southern Corp.                                            1,598,000    127,887,940             0.7%
    Northrop Grumman Corp.                                              554,629    104,131,595             0.6%
    Orbital ATK, Inc.                                                    52,588      4,502,584             0.0%
    Owens Corning                                                       608,832     27,720,121             0.2%
#   PACCAR, Inc.                                                        343,343     18,077,009             0.1%
#   Pentair P.L.C.                                                      929,305     51,966,736             0.3%
    Precision Castparts Corp.                                           244,284     56,383,190             0.3%
#*  Quanta Services, Inc.                                               574,735     11,557,921             0.1%
#   Republic Services, Inc.                                           2,072,867     90,667,203             0.5%
#   Ryder System, Inc.                                                  243,500     17,478,430             0.1%
    Southwest Airlines Co.                                            3,733,160    172,807,976             0.9%
    Stanley Black & Decker, Inc.                                      1,095,910    116,144,542             0.6%
    Textron, Inc.                                                       422,640     17,822,729             0.1%
    Towers Watson & Co. Class A                                           2,445        302,104             0.0%
#   Trinity Industries, Inc.                                            236,607      6,404,951             0.0%
    Union Pacific Corp.                                               1,819,501    162,572,414             0.9%
*   United Rentals, Inc.                                                 82,922      6,207,541             0.0%
#*  Veritiv Corp.                                                         1,922         80,724             0.0%
#   Waste Connections, Inc.                                             468,818     25,541,205             0.1%
                                                                                --------------            ----
Total Industrials                                                                2,352,562,360            12.3%
                                                                                --------------            ----
Information Technology -- (10.3%)
#   Activision Blizzard, Inc.                                         2,987,304    103,838,687             0.5%
    Amdocs, Ltd.                                                         53,167      3,167,158             0.0%
#*  ARRIS Group, Inc.                                                    41,134      1,162,447             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Information Technology -- (Continued)
*   Arrow Electronics, Inc.                                             572,564 $   31,485,294             0.2%
#   Avnet, Inc.                                                         694,662     31,558,495             0.2%
    Brocade Communications Systems, Inc.                              1,391,533     14,499,774             0.1%
#   CA, Inc.                                                          2,510,454     69,564,680             0.4%
    Cisco Systems, Inc.                                              13,742,784    396,479,319             2.1%
    Computer Sciences Corp.                                             318,655     21,219,237             0.1%
#   Corning, Inc.                                                     3,958,709     73,631,987             0.4%
*   EchoStar Corp. Class A                                                2,635        118,127             0.0%
    EMC Corp.                                                         6,310,731    165,467,367             0.9%
    Fidelity National Information Services, Inc.                      1,504,505    109,708,505             0.6%
*   First Solar, Inc.                                                   154,302      8,806,015             0.0%
#*  Flextronics International, Ltd.                                      62,772        714,973             0.0%
    Hewlett-Packard Co.                                               9,619,949    259,353,825             1.4%
    IAC/InterActiveCorp                                                 120,638      8,083,952             0.0%
    Ingram Micro, Inc. Class A                                          715,108     21,295,916             0.1%
    Intel Corp.                                                      11,297,597    382,536,635             2.0%
#   Jabil Circuit, Inc.                                                 403,242      9,266,501             0.0%
    Juniper Networks, Inc.                                              922,663     28,962,392             0.1%
    Lam Research Corp.                                                  555,768     42,566,271             0.2%
#   Marvell Technology Group, Ltd.                                      398,733      3,273,598             0.0%
#*  Micron Technology, Inc.                                           3,135,684     51,926,927             0.3%
*   NCR Corp.                                                            73,645      1,958,957             0.0%
*   Nuance Communications, Inc.                                          44,349        752,603             0.0%
#   NVIDIA Corp.                                                      1,824,559     51,762,739             0.3%
*   ON Semiconductor Corp.                                               22,525        247,775             0.0%
*   Qorvo, Inc.                                                         171,000      7,512,030             0.0%
    Symantec Corp.                                                    1,982,737     40,844,382             0.2%
    Western Digital Corp.                                               564,843     37,742,809             0.2%
    Xerox Corp.                                                       5,975,498     56,109,926             0.3%
*   Yahoo!, Inc.                                                        877,399     31,252,952             0.2%
                                                                                --------------            ----
Total Information Technology                                                     2,066,872,255            10.8%
                                                                                --------------            ----
Materials -- (3.2%)
    Airgas, Inc.                                                         14,746      1,417,975             0.0%
#   Albemarle Corp.                                                       9,464        506,513             0.0%
#   Alcoa, Inc.                                                       4,826,610     43,101,627             0.2%
    Ashland, Inc.                                                       388,650     42,642,678             0.2%
    Bemis Co., Inc.                                                     107,209      4,908,028             0.0%
    CF Industries Holdings, Inc.                                        392,811     19,943,014             0.1%
    Dow Chemical Co. (The)                                              822,454     42,496,198             0.2%
    Eastman Chemical Co.                                                373,305     26,941,422             0.1%
#   Freeport-McMoRan, Inc.                                            2,572,724     30,280,962             0.2%
    Huntsman Corp.                                                       26,923        354,576             0.0%
    International Paper Co.                                           1,992,585     85,063,454             0.5%
#   Martin Marietta Materials, Inc.                                      60,975      9,460,271             0.1%
    Mosaic Co. (The)                                                  1,558,227     52,652,490             0.3%
    Newmont Mining Corp.                                              2,143,745     41,717,278             0.2%
    Nucor Corp.                                                       1,855,602     78,491,965             0.4%
    Olin Corp.                                                          560,872     10,757,525             0.1%
#*  Platform Specialty Products Corp.                                   244,740      2,555,086             0.0%
    Reliance Steel & Aluminum Co.                                       359,269     21,541,769             0.1%
    Sonoco Products Co.                                                  27,480      1,173,121             0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                         SHARES       VALUE+      OF NET ASSETS**
                                                                       ---------- --------------- ---------------
Materials -- (Continued)
             Steel Dynamics, Inc.                                         912,904 $    16,861,337             0.1%
             Vulcan Materials Co.                                         576,239      55,653,163             0.3%
             Westlake Chemical Corp.                                       35,086       2,114,633             0.0%
             WestRock Co.                                                 755,145      40,596,595             0.2%
                                                                                  ---------------           -----
Total Materials                                                                       631,231,680             3.3%
                                                                                  ---------------           -----
Telecommunication Services -- (4.4%)
             AT&T, Inc.                                                21,699,651     727,155,305             3.8%
#            CenturyLink, Inc.                                          2,359,827      66,570,720             0.3%
#            Frontier Communications Corp.                              2,486,292      12,779,541             0.1%
*            Level 3 Communications, Inc.                                 725,529      36,965,702             0.2%
#*           Sprint Corp.                                               2,096,161       9,914,841             0.1%
#*           T-Mobile US, Inc.                                            768,418      29,115,358             0.2%
#*           United States Cellular Corp.                                 203,140       8,275,924             0.0%
                                                                                  ---------------           -----
Total Telecommunication Services                                                      890,777,391             4.7%
                                                                                  ---------------           -----
Utilities -- (0.3%)
*            Calpine Corp.                                                916,143      14,209,378             0.1%
#            NRG Energy, Inc.                                           1,541,737      19,872,990             0.1%
#            UGI Corp.                                                    622,023      22,809,583             0.1%
                                                                                  ---------------           -----
Total Utilities                                                                        56,891,951             0.3%
                                                                                  ---------------           -----
TOTAL COMMON STOCKS                                                                19,083,093,052            99.9%
                                                                                  ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value Rights                     196,076         198,998             0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                     196,076           9,568             0.0%
                                                                                  ---------------           -----
TOTAL RIGHTS/WARRANTS                                                                     208,566             0.0%
                                                                                  ---------------           -----
TOTAL INVESTMENT SECURITIES                                                        19,083,301,618
                                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
             State Street Institutional Liquid Reserves, 0.140%         9,754,555       9,754,555             0.1%
                                                                                  ---------------           -----
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@         DFA Short Term Investment Fund                            79,199,929     916,343,184             4.8%
                                                                                  ---------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,362,076,197)                              $20,009,399,357           104.8%
                                                                                  ===============           =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                          --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary                                 $ 2,662,824,879           --   --    $ 2,662,824,879
   Consumer Staples                                           998,414,582           --   --        998,414,582
   Energy                                                   3,064,611,134           --   --      3,064,611,134
   Financials                                               4,101,664,284           --   --      4,101,664,284
   Health Care                                              2,257,242,536           --   --      2,257,242,536
   Industrials                                              2,352,562,360           --   --      2,352,562,360
   Information Technology                                   2,066,872,255           --   --      2,066,872,255
   Materials                                                  631,231,680           --   --        631,231,680
   Telecommunication Services                                 890,777,391           --   --        890,777,391
   Utilities                                                   56,891,951           --   --         56,891,951
Rights/Warrants                                                        -- $    208,566   --            208,566
Temporary Cash Investments                                      9,754,555           --   --          9,754,555
Securities Lending Collateral                                          --  916,343,184   --        916,343,184
                                                          --------------- ------------   --    ---------------
TOTAL                                                     $19,092,847,607 $916,551,750   --    $20,009,399,357
                                                          =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.6%)
    Alumina, Ltd.                                                    4,595,906 $  3,525,989             0.0%
    Alumina, Ltd. Sponsored ADR                                        172,484      524,351             0.0%
    Asciano, Ltd.                                                    4,216,676   24,555,851             0.3%
    Aurizon Holdings, Ltd.                                           1,207,855    4,428,615             0.1%
    Bank of Queensland, Ltd.                                           789,787    7,321,795             0.1%
#   Bendigo and Adelaide Bank, Ltd.                                    852,012    6,463,498             0.1%
    BHP Billiton, Ltd.                                               5,172,675   84,835,680             0.9%
    BHP Billiton, Ltd. Sponsored ADR                                 1,465,288   48,193,322             0.5%
    Boral, Ltd.                                                      1,650,081    6,311,911             0.1%
    Echo Entertainment Group, Ltd.                                   1,832,302    6,622,323             0.1%
#   Fortescue Metals Group, Ltd.                                     2,888,182    4,267,689             0.0%
    Harvey Norman Holdings, Ltd.                                     1,068,950    3,003,279             0.0%
    Incitec Pivot, Ltd.                                              5,101,695   14,246,702             0.2%
    Lend Lease Group                                                    80,018      735,964             0.0%
    Macquarie Group, Ltd.                                              982,233   59,473,059             0.6%
    National Australia Bank, Ltd.                                      317,804    6,786,592             0.1%
*   Newcrest Mining, Ltd.                                            2,496,043   21,743,667             0.2%
#   Orica, Ltd.                                                        280,058    3,276,225             0.0%
#   Origin Energy, Ltd.                                              3,783,368   14,701,419             0.2%
    Qantas Airways, Ltd.                                             2,550,928    7,185,312             0.1%
    QBE Insurance Group, Ltd.                                        2,266,393   21,215,116             0.2%
    Rio Tinto, Ltd.                                                  1,068,577   38,210,229             0.4%
#   Santos, Ltd.                                                     4,404,343   18,181,722             0.2%
*   South32, Ltd.                                                    2,385,878    2,470,608             0.0%
*   South32, Ltd. ADR                                                  354,708    1,823,199             0.0%
    Suncorp Group, Ltd.                                              2,699,267   25,074,983             0.3%
    Tabcorp Holdings, Ltd.                                           2,298,480    7,681,694             0.1%
    Tatts Group, Ltd.                                                3,418,019    9,596,869             0.1%
    Treasury Wine Estates, Ltd.                                        998,012    4,995,105             0.1%
    Washington H Soul Pattinson & Co., Ltd.                             72,967      836,576             0.0%
    Wesfarmers, Ltd.                                                 1,470,384   41,118,255             0.4%
    Woodside Petroleum, Ltd.                                         1,794,972   37,645,866             0.4%
                                                                               ------------             ---
TOTAL AUSTRALIA                                                                 537,053,465             5.8%
                                                                               ------------             ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                                217,357    6,373,734             0.1%
    OMV AG                                                             117,337    3,124,423             0.0%
*   Raiffeisen Bank International AG                                    57,158      901,941             0.0%
                                                                               ------------             ---
TOTAL AUSTRIA                                                                    10,400,098             0.1%
                                                                               ------------             ---
BELGIUM -- (1.3%)
    Ageas                                                              579,966   25,575,249             0.3%
    Colruyt SA                                                          18,485      914,327             0.0%
    Delhaize Group                                                     246,555   22,877,545             0.2%
    Delhaize Group Sponsored ADR                                       211,600    4,913,352             0.1%
    KBC Groep NV                                                       365,690   22,234,555             0.2%
    Proximus SADP                                                      187,985    6,505,186             0.1%
    Solvay SA                                                          198,220   22,393,139             0.2%
    UCB SA                                                             128,640   11,119,373             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
BELGIUM -- (Continued)
    Umicore SA                                                         187,273 $  7,951,246             0.1%
                                                                               ------------             ---
TOTAL BELGIUM                                                                   124,483,972             1.3%
                                                                               ------------             ---
CANADA -- (7.4%)
    Agnico Eagle Mines, Ltd.                                           463,830   13,121,751             0.1%
    Bank of Montreal                                                 1,105,966   64,245,565             0.7%
    Barrick Gold Corp.(2024644)                                        362,371    2,785,124             0.0%
    Barrick Gold Corp.(067901108)                                    3,139,307   24,141,271             0.3%
#*  BlackBerry, Ltd.(09228F103)                                        284,796    2,076,163             0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                          421,029    3,068,527             0.0%
    Cameco Corp.(13321L108)                                            383,160    5,429,377             0.1%
    Cameco Corp.(2166160)                                              506,586    7,174,956             0.1%
    Canadian Natural Resources, Ltd.(136385101)                      1,624,266   37,715,457             0.4%
    Canadian Natural Resources, Ltd.(2171573)                        1,849,320   42,881,143             0.5%
#   Canadian Oil Sands, Ltd.                                           606,916    4,581,111             0.0%
#   Canadian Tire Corp., Ltd. Class A                                  285,569   25,119,415             0.3%
    Cenovus Energy, Inc.                                             1,052,649   15,694,997             0.2%
    Crescent Point Energy Corp.(22576C101)                             556,076    7,579,321             0.1%
#   Crescent Point Energy Corp.(B67C8W8)                               374,472    5,103,312             0.1%
    Eldorado Gold Corp.(2307873)                                       881,059    3,079,259             0.0%
    Eldorado Gold Corp.(284902103)                                     109,318      382,613             0.0%
    Empire Co., Ltd.                                                   728,835   15,266,741             0.2%
#   Enbridge Income Fund Holdings, Inc.                                 34,200      840,615             0.0%
    Encana Corp.(292505104)                                          3,630,049   27,697,274             0.3%
    Encana Corp.(2793193)                                              153,446    1,167,626             0.0%
    Enerplus Corp.(292766102)                                          129,489      609,893             0.0%
#   Enerplus Corp.(B584T89)                                            291,127    1,373,703             0.0%
    Fairfax Financial Holdings, Ltd.                                    85,120   41,916,848             0.5%
    Finning International, Inc.                                        325,972    5,210,167             0.1%
#   First Quantum Minerals, Ltd.                                     1,695,455    9,050,378             0.1%
#   Genworth MI Canada, Inc.                                           112,861    2,790,453             0.0%
    George Weston, Ltd.                                                 78,313    6,595,157             0.1%
    Goldcorp, Inc.(380956409)                                          707,416    9,069,073             0.1%
    Goldcorp, Inc.(2676302)                                            668,943    8,558,746             0.1%
#   Husky Energy, Inc.                                               1,156,582   15,629,247             0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.           263,012    8,628,950             0.1%
*   Kinross Gold Corp.                                               2,903,895    5,840,658             0.1%
#*  Lundin Mining Corp.                                                904,499    3,050,505             0.0%
    Manulife Financial Corp.(2492519)                                3,287,435   54,505,652             0.6%
    Manulife Financial Corp.(56501R106)                                394,139    6,538,766             0.1%
    Maple Leaf Foods, Inc.                                             138,143    2,196,385             0.0%
*   MEG Energy Corp.                                                   256,588    2,134,963             0.0%
    Precision Drilling Corp.(B5YPLH9)                                  793,285    3,154,697             0.0%
    Precision Drilling Corp.(74022D308)                                 14,251       56,291             0.0%
    Silver Wheaton Corp.                                               623,043    8,467,154             0.1%
    SNC-Lavalin Group, Inc.                                             16,100      516,022             0.0%
#   Sun Life Financial, Inc.                                           866,399   29,220,095             0.3%
    Suncor Energy, Inc.(B3NB1P2)                                     3,750,370  111,599,034             1.2%
    Suncor Energy, Inc.(867224107)                                     985,458   29,297,666             0.3%
#   Teck Resources, Ltd. Class B                                     1,123,435    6,581,150             0.1%
*   Tourmaline Oil Corp.                                               251,075    5,224,649             0.1%
#   TransAlta Corp.(2901628)                                           822,852    3,838,634             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
CANADA -- (Continued)
    TransAlta Corp.(89346D107)                                          88,516 $    410,714             0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                          127,382      346,479             0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                            978,939    2,650,233             0.0%
    West Fraser Timber Co., Ltd.                                        24,304      860,008             0.0%
#   Whitecap Resources, Inc.                                           675,235    5,995,318             0.1%
    WSP Global, Inc.                                                   123,318    4,292,930             0.0%
    Yamana Gold, Inc.                                                1,426,728    3,120,559             0.0%
                                                                               ------------             ---
TOTAL CANADA                                                                    708,482,795             7.7%
                                                                               ------------             ---
COLOMBIA -- (0.0%)
#   Pacific Exploration and Production Corp.                           892,124    1,739,765             0.0%
                                                                               ------------             ---
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A                                     7,706   11,049,533             0.1%
    AP Moeller - Maersk A.S. Class B                                    19,275   28,446,437             0.3%
    Carlsberg A.S. Class B                                             334,440   27,400,374             0.3%
    Danske Bank A.S.                                                   526,093   14,474,741             0.2%
    DSV A.S.                                                           135,935    5,516,142             0.1%
*   H Lundbeck A.S.                                                     93,064    2,733,923             0.0%
    ISS A.S.                                                            48,009    1,688,776             0.0%
*   Jyske Bank A.S.                                                    112,778    5,501,262             0.1%
    TDC A.S.                                                         2,749,229   14,372,672             0.1%
    Vestas Wind Systems A.S.                                           721,756   42,081,411             0.5%
                                                                               ------------             ---
TOTAL DENMARK                                                                   153,265,271             1.7%
                                                                               ------------             ---
FINLAND -- (0.6%)
    Fortum Oyj                                                         928,335   13,921,211             0.2%
    Kesko Oyj Class A                                                      662       20,422             0.0%
    Kesko Oyj Class B                                                  138,917    4,434,832             0.0%
    Neste Oyj                                                          254,222    6,198,568             0.1%
    Stora Enso Oyj Class R                                           1,827,123   16,948,743             0.2%
    Stora Enso Oyj Sponsored ADR                                        91,500      845,460             0.0%
    UPM-Kymmene Oyj                                                    915,357   17,136,371             0.2%
    UPM-Kymmene Oyj Sponsored ADR                                       69,300    1,304,919             0.0%
                                                                               ------------             ---
TOTAL FINLAND                                                                    60,810,526             0.7%
                                                                               ------------             ---
FRANCE -- (9.3%)
    AXA SA                                                           4,004,754  106,879,326             1.2%
    AXA SA Sponsored ADR                                               140,900    3,762,030             0.0%
    BNP Paribas SA                                                   1,005,680   60,941,389             0.7%
    Bollore SA(4572709)                                              1,581,085    7,815,970             0.1%
*   Bollore SA(BZ0G303)                                                  7,465       36,956             0.0%
    Bouygues SA                                                        709,374   26,812,213             0.3%
    Casino Guichard Perrachon SA                                       178,667   10,265,267             0.1%
*   CGG SA Sponsored ADR                                               115,396      467,354             0.0%
#   Cie de Saint-Gobain                                              1,789,605   74,914,737             0.8%
    Cie Generale des Etablissements Michelin                           334,818   33,306,284             0.4%
    CNP Assurances                                                     408,378    5,825,198             0.1%
    Credit Agricole SA                                                 927,429   11,713,880             0.1%
    Eiffage SA                                                          46,924    2,923,436             0.0%
    Electricite de France SA                                           538,044   10,000,899             0.1%
    Engie SA                                                         3,247,971   56,842,074             0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
FRANCE -- (Continued)
    Lagardere SCA                                                       179,834 $  5,232,343             0.1%
    Natixis SA                                                        2,133,151   13,058,045             0.1%
    Orange SA                                                         4,969,645   87,623,255             0.9%
*   Peugeot SA                                                        1,410,953   24,789,722             0.3%
    Renault SA                                                          759,515   71,564,612             0.8%
    Rexel SA                                                            598,646    8,170,206             0.1%
    SCOR SE                                                             318,283   11,834,608             0.1%
    Societe Generale SA                                               1,935,625   89,896,621             1.0%
    STMicroelectronics NV                                             1,904,563   13,122,952             0.1%
#   Total SA                                                          3,202,849  154,885,992             1.7%
#   Vallourec SA                                                        252,263    2,792,373             0.0%
                                                                                ------------             ---
TOTAL FRANCE                                                                     895,477,742             9.7%
                                                                                ------------             ---
GERMANY -- (7.3%)
    Allianz SE                                                          730,758  127,932,134             1.4%
    Allianz SE Sponsored ADR                                          2,811,910   49,349,021             0.5%
    Bayerische Motoren Werke AG                                         836,920   85,724,339             0.9%
*   Commerzbank AG                                                    1,603,495   17,634,791             0.2%
    Daimler AG                                                        2,214,556  192,032,407             2.1%
    Deutsche Bank AG(5750355)                                         1,316,420   36,845,010             0.4%
#   Deutsche Bank AG(D18190898)                                         815,783   22,801,135             0.3%
*   Deutsche Lufthansa AG                                               895,598   13,225,960             0.1%
    E.ON SE                                                           2,832,890   29,884,591             0.3%
    Fraport AG Frankfurt Airport Services Worldwide                     106,349    6,742,812             0.1%
    Hannover Rueck SE                                                    42,216    4,880,596             0.1%
    HeidelbergCement AG                                                 373,732   27,831,645             0.3%
    K+S AG                                                              444,055   11,209,416             0.1%
    Metro AG                                                            337,849   10,394,155             0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                       199,660   39,810,992             0.4%
    Osram Licht AG                                                       56,824    3,339,217             0.0%
#   RWE AG                                                               94,829    1,317,863             0.0%
*   Talanx AG                                                           132,540    4,246,944             0.1%
    Telefonica Deutschland Holding AG                                 1,344,231    8,653,691             0.1%
#   Volkswagen AG                                                        80,837   11,193,609             0.1%
                                                                                ------------             ---
TOTAL GERMANY                                                                    705,050,328             7.6%
                                                                                ------------             ---
HONG KONG -- (2.2%)
    Cathay Pacific Airways, Ltd.                                      4,385,000    8,674,443             0.1%
    CK Hutchison Holdings, Ltd.                                       1,904,984   26,183,860             0.3%
    FIH Mobile, Ltd.                                                  3,246,000    1,552,323             0.0%
    Great Eagle Holdings, Ltd.                                          619,101    2,036,445             0.0%
    Guoco Group, Ltd.                                                     6,000       68,794             0.0%
    Hang Lung Group, Ltd.                                             1,116,000    4,060,766             0.1%
    Hang Lung Properties, Ltd.                                        3,175,000    7,776,824             0.1%
    Henderson Land Development Co., Ltd.                                997,712    6,359,304             0.1%
    Hongkong & Shanghai Hotels (The)                                  1,287,131    1,461,968             0.0%
    Hopewell Holdings, Ltd.                                           1,086,669    3,921,080             0.0%
#   Kerry Logistics Network, Ltd.                                       325,000      483,388             0.0%
    Kerry Properties, Ltd.                                            1,905,000    5,626,821             0.1%
    MTR Corp., Ltd.                                                     928,124    4,210,609             0.1%
    New World Development Co., Ltd.                                  23,109,125   24,618,672             0.3%
    NWS Holdings, Ltd.                                                1,260,000    1,896,962             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.                                 709,500 $  3,383,297             0.0%
    Shangri-La Asia, Ltd.                                             4,298,000    3,922,335             0.0%
    Sino Land Co., Ltd.                                               4,993,765    7,707,883             0.1%
    Sun Hung Kai Properties, Ltd.                                     2,951,920   39,469,101             0.4%
    Swire Pacific, Ltd. Class A                                       1,720,000   19,938,325             0.2%
    Swire Pacific, Ltd. Class B                                         557,500    1,211,581             0.0%
    Wharf Holdings, Ltd. (The)                                        3,706,990   22,105,800             0.2%
    Wheelock & Co., Ltd.                                              3,443,000   16,048,212             0.2%
    Yue Yuen Industrial Holdings, Ltd.                                  160,000      581,630             0.0%
                                                                                ------------             ---
TOTAL HONG KONG                                                                  213,300,423             2.3%
                                                                                ------------             ---
IRELAND -- (0.3%)
*   Bank of Ireland                                                  32,113,417   11,940,493             0.1%
    CRH P.L.C.                                                          295,666    8,092,621             0.1%
    CRH P.L.C. Sponsored ADR                                            215,216    5,888,310             0.1%
                                                                                ------------             ---
TOTAL IRELAND                                                                     25,921,424             0.3%
                                                                                ------------             ---
ISRAEL -- (0.4%)
#   Azrieli Group                                                        26,077    1,021,978             0.0%
    Bank Hapoalim BM                                                  3,220,797   16,765,432             0.2%
*   Bank Leumi Le-Israel BM                                           3,064,622   11,628,342             0.1%
*   Israel Discount Bank, Ltd. Class A                                  832,836    1,523,325             0.0%
    Mizrahi Tefahot Bank, Ltd.                                          307,021    3,731,363             0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                   13,324      788,648             0.0%
                                                                                ------------             ---
TOTAL ISRAEL                                                                      35,459,088             0.4%
                                                                                ------------             ---
ITALY -- (1.8%)
*   Banca Monte dei Paschi di Siena SpA                               3,044,888    5,589,585             0.1%
*   Banco Popolare SC                                                   666,220    9,955,446             0.1%
    Eni SpA                                                           1,961,127   32,025,688             0.3%
    Mediobanca SpA                                                      520,196    5,231,491             0.1%
#*  Telecom Italia SpA Sponsored ADR                                  1,862,562   25,889,612             0.3%
    UniCredit SpA                                                    10,827,146   69,911,588             0.7%
    Unione di Banche Italiane SpA                                     3,409,526   25,509,200             0.3%
                                                                                ------------             ---
TOTAL ITALY                                                                      174,112,610             1.9%
                                                                                ------------             ---
JAPAN -- (21.4%)
    77 Bank, Ltd. (The)                                                 431,372    2,385,385             0.0%
    Aeon Co., Ltd.                                                    2,539,900   37,631,791             0.4%
    Aisin Seiki Co., Ltd.                                               472,800   18,764,955             0.2%
    Alfresa Holdings Corp.                                               26,348      505,233             0.0%
    Amada Holdings Co., Ltd.                                            542,100    4,834,656             0.1%
    Aoyama Trading Co., Ltd.                                              7,700      280,537             0.0%
    Asahi Glass Co., Ltd.                                             2,690,000   15,401,570             0.2%
    Asahi Kasei Corp.                                                 3,312,000   20,324,517             0.2%
    Autobacs Seven Co., Ltd.                                             21,100      370,001             0.0%
    Bank of Kyoto, Ltd. (The)                                           621,400    6,275,832             0.1%
    Bank of Yokohama, Ltd. (The)                                      2,110,000   13,168,742             0.1%
    Brother Industries, Ltd.                                            326,300    4,170,587             0.0%
    Canon Marketing Japan, Inc.                                         131,800    2,003,719             0.0%
    Chiba Bank, Ltd. (The)                                              873,000    6,368,561             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The)                                           310,800 $  4,405,996             0.1%
    Citizen Holdings Co., Ltd.                                         689,600    5,226,819             0.1%
    Coca-Cola East Japan Co., Ltd.                                      75,500    1,061,104             0.0%
    Coca-Cola West Co., Ltd.                                           159,107    3,217,524             0.0%
    COMSYS Holdings Corp.                                               56,400      736,671             0.0%
*   Cosmo Energy Holdings Co., Ltd.                                     59,436      807,919             0.0%
    Dai Nippon Printing Co., Ltd.                                    1,013,000   10,476,527             0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                            854,300   14,778,781             0.2%
    Daido Steel Co., Ltd.                                              675,000    2,583,771             0.0%
#   Daihatsu Motor Co., Ltd.                                           564,800    6,918,629             0.1%
    Daiichi Sankyo Co., Ltd.                                            15,100      296,549             0.0%
    Denka Co., Ltd.                                                    992,000    4,603,391             0.1%
    DIC Corp.                                                        1,683,000    4,555,643             0.1%
    Ebara Corp.                                                        673,000    2,915,797             0.0%
    Fuji Media Holdings, Inc.                                           74,400      885,051             0.0%
    FUJIFILM Holdings Corp.                                            754,600   30,100,037             0.3%
#   Fukuoka Financial Group, Inc.                                    1,218,000    6,409,298             0.1%
#   Fukuyama Transporting Co., Ltd.                                     85,000      461,606             0.0%
    Furukawa Electric Co., Ltd.                                        633,000    1,158,404             0.0%
    Glory, Ltd.                                                        185,800    4,700,614             0.1%
    Gunma Bank, Ltd. (The)                                             650,397    4,094,054             0.0%
    H2O Retailing Corp.                                                198,900    3,863,741             0.0%
    Hachijuni Bank, Ltd. (The)                                         620,231    4,229,197             0.1%
    Hankyu Hanshin Holdings, Inc.                                    1,799,000   11,718,910             0.1%
    Hiroshima Bank, Ltd. (The)                                         637,000    3,537,618             0.0%
    Hitachi Capital Corp.                                               58,400    1,678,107             0.0%
    Hitachi Chemical Co., Ltd.                                         266,500    4,212,724             0.1%
#   Hitachi Construction Machinery Co., Ltd.                           384,700    5,957,784             0.1%
    Hitachi High-Technologies Corp.                                    101,600    2,732,334             0.0%
    Hitachi Transport System, Ltd.                                     105,000    1,848,456             0.0%
    Hitachi, Ltd.                                                    7,531,000   43,444,754             0.5%
    Hokuhoku Financial Group, Inc.                                   1,919,000    4,260,607             0.1%
    Honda Motor Co., Ltd.                                            3,334,800  110,316,638             1.2%
    House Foods Group, Inc.                                             65,300    1,128,229             0.0%
#   Ibiden Co., Ltd.                                                   459,900    6,337,019             0.1%
    Idemitsu Kosan Co., Ltd.                                           154,596    2,535,290             0.0%
#   Iida Group Holdings Co., Ltd.                                      163,700    3,068,207             0.0%
    Inpex Corp.                                                      1,335,200   12,727,125             0.1%
    ITOCHU Corp.                                                     3,608,800   45,156,836             0.5%
    Iyo Bank, Ltd. (The)                                               476,000    5,118,041             0.1%
    J Front Retailing Co., Ltd.                                        832,300   13,668,258             0.2%
#   JFE Holdings, Inc.                                               1,424,800   22,398,597             0.2%
    Joyo Bank, Ltd. (The)                                            1,145,000    5,947,269             0.1%
    JSR Corp.                                                           18,500      292,176             0.0%
    JTEKT Corp.                                                         80,600    1,389,289             0.0%
#   JX Holdings, Inc.                                                3,944,433   15,488,443             0.2%
#   K's Holdings Corp.                                                  71,300    2,516,221             0.0%
    Kamigumi Co., Ltd.                                                 442,000    3,797,509             0.0%
    Kaneka Corp.                                                     1,045,542    9,271,081             0.1%
    Kawasaki Kisen Kaisha, Ltd.                                      4,013,000    9,009,640             0.1%
    Keiyo Bank, Ltd. (The)                                             233,000    1,170,662             0.0%
    Kinden Corp.                                                       207,000    2,689,428             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
JAPAN -- (Continued)
    Kobe Steel, Ltd.                                                 14,072,000 $ 17,769,727             0.2%
    Komatsu, Ltd.                                                       480,400    7,896,569             0.1%
    Konica Minolta, Inc.                                              1,745,500   17,933,990             0.2%
    Kuraray Co., Ltd.                                                 1,181,800   14,576,172             0.2%
    Kurita Water Industries, Ltd.                                         7,500      169,356             0.0%
    Kyocera Corp.                                                       229,500   10,381,350             0.1%
    Kyocera Corp. Sponsored ADR                                          25,197    1,139,660             0.0%
*   Kyushu Financial Group, Inc.                                        528,349    4,063,211             0.0%
    Lintec Corp.                                                          1,700       39,823             0.0%
    LIXIL Group Corp.                                                   445,400    9,536,033             0.1%
    Maeda Road Construction Co., Ltd.                                    36,000      654,389             0.0%
    Marubeni Corp.                                                    3,901,000   22,540,084             0.2%
    Marui Group Co., Ltd.                                                58,442      754,882             0.0%
#   Maruichi Steel Tube, Ltd.                                            31,300      801,539             0.0%
    Medipal Holdings Corp.                                              146,400    2,554,981             0.0%
#   Mitsubishi Chemical Holdings Corp.                                6,451,800   40,204,752             0.4%
    Mitsubishi Corp.                                                  1,327,500   24,134,723             0.3%
    Mitsubishi Gas Chemical Co., Inc.                                   609,000    3,395,408             0.0%
#   Mitsubishi Heavy Industries, Ltd.                                 2,091,000   10,541,708             0.1%
    Mitsubishi Logistics Corp.                                           19,000      272,686             0.0%
    Mitsubishi Materials Corp.                                        5,182,000   18,076,537             0.2%
    Mitsubishi UFJ Financial Group, Inc.                             21,459,506  138,789,997             1.5%
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                4,781,372   30,935,477             0.3%
    Mitsui & Co., Ltd.                                                1,717,700   21,785,434             0.2%
    Mitsui & Co., Ltd. Sponsored ADR                                     11,723    2,957,361             0.0%
    Mitsui Chemicals, Inc.                                            3,169,800   11,985,493             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                         939,000    1,445,608             0.0%
    Mitsui Mining & Smelting Co., Ltd.                                   69,030      132,694             0.0%
    Mitsui OSK Lines, Ltd.                                            2,191,000    5,850,876             0.1%
    Mizuho Financial Group, Inc.                                     51,633,200  106,356,355             1.2%
    Mizuho Financial Group, Inc. ADR                                    205,757      841,546             0.0%
    MS&AD Insurance Group Holdings, Inc.                                587,253   17,312,568             0.2%
    Nagase & Co., Ltd.                                                  149,589    1,855,131             0.0%
    NEC Corp.                                                        10,595,101   32,685,693             0.4%
    NH Foods, Ltd.                                                      179,536    3,744,853             0.0%
    NHK Spring Co., Ltd.                                                455,600    4,637,055             0.1%
#   Nikon Corp.                                                         779,200   10,080,093             0.1%
    Nippo Corp.                                                         148,000    2,579,028             0.0%
#   Nippon Electric Glass Co., Ltd.                                     633,000    3,097,501             0.0%
    Nippon Express Co., Ltd.                                          3,185,238   16,409,353             0.2%
#   Nippon Paper Industries Co., Ltd.                                   334,100    6,192,440             0.1%
    Nippon Shokubai Co., Ltd.                                            58,600    4,585,863             0.1%
    Nippon Steel & Sumitomo Metal Corp.                               2,021,593   40,982,827             0.4%
    Nippon Yusen K.K.                                                 7,713,000   20,180,409             0.2%
    Nishi-Nippon City Bank, Ltd. (The)                                  974,569    2,847,834             0.0%
    Nissan Motor Co., Ltd.                                            5,844,900   60,589,514             0.7%
    Nisshinbo Holdings, Inc.                                            305,000    4,142,088             0.0%
    NOK Corp.                                                           184,620    4,338,507             0.1%
    Nomura Holdings, Inc.                                               740,400    4,657,370             0.1%
    Nomura Real Estate Holdings, Inc.                                    70,700    1,510,784             0.0%
    NTN Corp.                                                         1,462,000    7,265,714             0.1%
    NTT DOCOMO, Inc.                                                  1,243,800   24,223,609             0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
JAPAN -- (Continued)
    Obayashi Corp.                                                     279,682 $  2,452,828             0.0%
    Oji Holdings Corp.                                               3,534,000   18,302,584             0.2%
    Otsuka Holdings Co., Ltd.                                          278,200    9,258,609             0.1%
    Resona Holdings, Inc.                                            4,215,400   22,305,044             0.2%
#   Ricoh Co., Ltd.                                                  3,215,400   34,655,247             0.4%
    Rohm Co., Ltd.                                                      95,600    4,725,657             0.1%
    Sankyo Co., Ltd.                                                    82,500    3,179,522             0.0%
    SBI Holdings, Inc.                                                 311,800    3,529,051             0.0%
    Sega Sammy Holdings, Inc.                                           34,700      365,420             0.0%
    Seino Holdings Co., Ltd.                                           264,400    3,137,966             0.0%
    Sekisui Chemical Co., Ltd.                                         105,000    1,238,895             0.0%
    Sekisui House, Ltd.                                              1,588,100   26,436,174             0.3%
#   Shiga Bank, Ltd. (The)                                             227,185    1,214,275             0.0%
    Shinsei Bank, Ltd.                                               2,649,000    5,554,352             0.1%
    Shizuoka Bank, Ltd. (The)                                          948,000    9,510,111             0.1%
    Showa Denko K.K.                                                 5,905,000    7,437,193             0.1%
    Showa Shell Sekiyu K.K.                                            231,300    2,041,558             0.0%
    SKY Perfect JSAT Holdings, Inc.                                    524,100    2,758,619             0.0%
    Sojitz Corp.                                                     1,906,800    4,194,000             0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                               270,800    8,502,649             0.1%
*   Sony Corp. Sponsored ADR                                           818,933   23,257,697             0.3%
    Sumitomo Chemical Co., Ltd.                                      6,896,000   39,501,686             0.4%
    Sumitomo Corp.                                                   1,087,100   11,889,916             0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                                139,000    1,538,459             0.0%
    Sumitomo Electric Industries, Ltd.                               2,774,300   37,863,503             0.4%
    Sumitomo Forestry Co., Ltd.                                        493,000    5,896,577             0.1%
    Sumitomo Heavy Industries, Ltd.                                  1,822,000    8,209,954             0.1%
    Sumitomo Metal Mining Co., Ltd.                                    992,000   12,307,152             0.1%
#   Sumitomo Mitsui Financial Group, Inc.                            2,728,500  108,849,809             1.2%
    Sumitomo Mitsui Trust Holdings, Inc.                             4,265,629   16,373,817             0.2%
    Sumitomo Osaka Cement Co., Ltd.                                    196,000      755,291             0.0%
    Sumitomo Rubber Industries, Ltd.                                   503,000    7,481,359             0.1%
    Suzuken Co., Ltd.                                                  131,450    5,031,107             0.1%
    Suzuki Motor Corp.                                                 463,300   15,170,045             0.2%
    T&D Holdings, Inc.                                               2,073,500   27,247,272             0.3%
#   Taisho Pharmaceutical Holdings Co., Ltd.                            26,699    1,665,879             0.0%
    Takashimaya Co., Ltd.                                              753,634    6,736,891             0.1%
    TDK Corp.                                                          492,800   31,389,596             0.3%
    Teijin, Ltd.                                                     3,858,450   13,620,514             0.2%
    THK Co., Ltd.                                                      114,100    2,149,373             0.0%
    Tokai Rika Co., Ltd.                                               165,500    3,578,557             0.0%
    Tokio Marine Holdings, Inc.                                         12,800      493,205             0.0%
    Tokyo Broadcasting System Holdings, Inc.                            20,600      306,057             0.0%
    Toppan Printing Co., Ltd.                                          936,000    8,393,548             0.1%
*   Toshiba Corp.                                                    5,806,000   16,379,057             0.2%
    Tosoh Corp.                                                      1,636,000    8,308,826             0.1%
    Toyo Seikan Group Holdings, Ltd.                                   284,849    5,504,216             0.1%
    Toyobo Co., Ltd.                                                   664,000      973,323             0.0%
    Toyoda Gosei Co., Ltd.                                             203,600    4,666,931             0.1%
    Toyota Boshoku Corp.                                                34,600      739,293             0.0%
    Toyota Tsusho Corp.                                                923,500   21,150,044             0.2%
    Ube Industries, Ltd.                                             3,078,000    6,463,065             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
JAPAN -- (Continued)
    Ushio, Inc.                                                         36,800 $      506,950             0.0%
    Wacoal Holdings Corp.                                              172,000      2,158,339             0.0%
#   Yamada Denki Co., Ltd.                                           1,254,400      5,643,095             0.1%
#   Yamaguchi Financial Group, Inc.                                    358,148      4,405,072             0.1%
    Yamaha Corp.                                                       152,400      3,782,379             0.0%
#   Yamato Kogyo Co., Ltd.                                              40,700      1,084,130             0.0%
    Yamazaki Baking Co., Ltd.                                           63,000      1,213,290             0.0%
    Yokohama Rubber Co., Ltd. (The)                                    193,000      3,710,163             0.0%
    Zeon Corp.                                                          61,000        497,868             0.0%
                                                                               --------------            ----
TOTAL JAPAN                                                                     2,054,520,175            22.3%
                                                                               --------------            ----
NETHERLANDS -- (2.8%)
    Aegon NV                                                         3,034,518     18,621,215             0.2%
    Akzo Nobel NV                                                       32,273      2,282,681             0.0%
    ArcelorMittal(B03XPL1)                                           3,474,174     19,400,712             0.2%
#   ArcelorMittal(B295F26)                                             638,488      3,581,918             0.1%
    Boskalis Westminster                                               192,237      9,330,156             0.1%
    ING Groep NV                                                     6,261,830     91,466,780             1.0%
    ING Groep NV Sponsored ADR                                       1,202,410     17,398,873             0.2%
    Koninklijke DSM NV                                                 700,750     37,355,263             0.4%
    Koninklijke KPN NV                                               3,251,631     11,914,629             0.1%
    Koninklijke Philips NV(500472303)                                  296,833      7,996,681             0.1%
    Koninklijke Philips NV(5986622)                                  1,816,357     48,966,694             0.5%
    NN Group NV                                                         10,548        330,499             0.0%
    TNT Express NV                                                      72,118        606,009             0.0%
                                                                               --------------            ----
TOTAL NETHERLANDS                                                                 269,252,110             2.9%
                                                                               --------------            ----
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd.                               691,489      2,457,290             0.0%
    Fletcher Building, Ltd.                                            824,808      4,154,266             0.1%
    Fonterra Co-operative Group, Ltd.                                   16,149         58,783             0.0%
                                                                               --------------            ----
TOTAL NEW ZEALAND                                                                   6,670,339             0.1%
                                                                               --------------            ----
NORWAY -- (0.6%)
    Aker ASA Class A                                                    19,081        375,811             0.0%
    DNB ASA                                                            523,007      6,658,899             0.1%
    Norsk Hydro ASA                                                  2,517,143      9,015,855             0.1%
    Norsk Hydro ASA Sponsored ADR                                       59,900        212,645             0.0%
#   Seadrill, Ltd.(B0HWHV8)                                            846,533      5,477,068             0.1%
#   Seadrill, Ltd.(B09RMQ1)                                             31,862        204,892             0.0%
    SpareBank 1 SR-Bank ASA                                             35,170        168,002             0.0%
    Statoil ASA                                                      1,375,001     22,225,873             0.2%
#   Statoil ASA Sponsored ADR                                          592,648      9,577,192             0.1%
*   Storebrand ASA                                                     777,915      2,714,400             0.0%
*   Subsea 7 SA                                                        510,807      4,006,407             0.1%
    Yara International ASA                                              22,709      1,031,578             0.0%
                                                                               --------------            ----
TOTAL NORWAY                                                                       61,668,622             0.7%
                                                                               --------------            ----
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA Class R                             6,525,893        374,081             0.0%
*   Banco Espirito Santo SA                                          2,631,973             --             0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
PORTUGAL -- (Continued)
    EDP Renovaveis SA                                                   541,158 $  3,925,987             0.0%
                                                                                ------------             ---
TOTAL PORTUGAL                                                                     4,300,068             0.0%
                                                                                ------------             ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                                  2,723,000    6,006,698             0.1%
    City Developments, Ltd.                                             709,400    4,014,715             0.0%
    DBS Group Holdings, Ltd.                                             71,187      875,247             0.0%
    Frasers Centrepoint, Ltd.                                           425,400      494,663             0.0%
    Golden Agri-Resources, Ltd.                                      13,223,300    3,669,761             0.0%
    Hutchison Port Holdings Trust                                    16,030,600    8,878,644             0.1%
#   Keppel Corp., Ltd.                                                  474,200    2,386,980             0.0%
#   Noble Group, Ltd.                                                15,073,900    5,412,121             0.1%
    Olam International, Ltd.                                            466,600      664,284             0.0%
#   Oversea-Chinese Banking Corp., Ltd.                               1,820,979   11,704,985             0.1%
    SembCorp Industries, Ltd.                                         2,338,500    5,958,861             0.1%
    Singapore Airlines, Ltd.                                          2,563,200   19,719,313             0.2%
    United Industrial Corp., Ltd.                                     1,994,413    4,381,557             0.1%
    United Overseas Bank, Ltd.                                          103,900    1,508,709             0.0%
    UOL Group, Ltd.                                                   1,001,864    4,675,458             0.1%
    Venture Corp., Ltd.                                                 125,300      738,419             0.0%
    Wheelock Properties Singapore, Ltd.                                 669,100      727,300             0.0%
    Wilmar International, Ltd.                                        4,154,000    9,256,641             0.1%
                                                                                ------------             ---
TOTAL SINGAPORE                                                                   91,074,356             1.0%
                                                                                ------------             ---
SPAIN -- (2.9%)
    Acciona SA                                                           94,122    7,895,855             0.1%
#   Banco de Sabadell SA                                              8,951,876   17,270,866             0.2%
    Banco Popular Espanol SA                                          3,642,003   13,847,229             0.2%
    Banco Santander SA                                               19,371,024  108,210,378             1.2%
    Banco Santander SA Sponsored ADR                                    776,922    4,304,148             0.0%
    CaixaBank SA                                                         91,449      350,264             0.0%
    Iberdrola SA                                                     14,302,198  101,990,959             1.1%
    Mapfre SA                                                         1,275,685    3,784,655             0.0%
    Repsol SA                                                         1,820,865   22,921,739             0.2%
                                                                                ------------             ---
TOTAL SPAIN                                                                      280,576,093             3.0%
                                                                                ------------             ---
SWEDEN -- (3.0%)
    Boliden AB                                                        1,273,315   24,379,352             0.3%
    Holmen AB Class A                                                     5,131      155,114             0.0%
    Holmen AB Class B                                                    26,875      810,142             0.0%
#   ICA Gruppen AB                                                        2,667       95,143             0.0%
    Meda AB Class A                                                     288,268    4,230,680             0.0%
    Nordea Bank AB                                                    3,886,422   42,881,354             0.5%
    Skandinaviska Enskilda Banken AB Class A                          3,806,534   39,971,922             0.4%
#   Skandinaviska Enskilda Banken AB Class C                             23,992      258,789             0.0%
#*  SSAB AB Class A                                                     181,327      653,751             0.0%
*   SSAB AB Class B                                                      77,575      244,840             0.0%
    Svenska Cellulosa AB SCA Class A                                     69,959    2,064,165             0.0%
    Svenska Cellulosa AB SCA Class B                                  2,234,256   65,807,693             0.7%
    Svenska Handelsbanken AB Class A                                    544,381    7,393,493             0.1%
    Swedbank AB Class A                                                 214,941    4,925,023             0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
SWEDEN -- (Continued)
    Tele2 AB Class B                                                    840,482 $  8,393,561             0.1%
#   Telefonaktiebolaget LM Ericsson Class A                              28,098      255,283             0.0%
    Telefonaktiebolaget LM Ericsson Class B                           4,879,427   47,489,038             0.5%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                       834,580    8,128,809             0.1%
    TeliaSonera AB                                                    5,789,696   29,582,560             0.3%
                                                                                ------------             ---
TOTAL SWEDEN                                                                     287,720,712             3.1%
                                                                                ------------             ---
SWITZERLAND -- (8.5%)
    ABB, Ltd.                                                         4,761,575   89,830,421             1.0%
    ABB, Ltd. Sponsored ADR                                             271,992    5,135,209             0.1%
    Adecco SA                                                           640,328   47,598,969             0.5%
    Aryzta AG                                                           244,085   10,991,149             0.1%
    Baloise Holding AG                                                  200,163   23,998,901             0.2%
    Banque Cantonale Vaudoise                                               468      288,202             0.0%
    Cie Financiere Richemont SA                                         928,099   79,582,225             0.9%
    Clariant AG                                                         951,816   17,502,319             0.2%
    Credit Suisse Group AG                                            1,236,720   30,845,304             0.3%
#   Credit Suisse Group AG Sponsored ADR                              1,058,153   26,453,825             0.3%
*   Dufry AG                                                              8,748    1,021,987             0.0%
    Julius Baer Group, Ltd.                                             175,211    8,687,400             0.1%
    LafargeHolcim, Ltd.(7110753)                                        932,270   52,500,549             0.6%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                        490,757   27,601,542             0.3%
    Lonza Group AG                                                      162,986   23,923,040             0.2%
    Nestle SA                                                            84,133    6,425,568             0.1%
    Novartis AG                                                         257,959   23,368,158             0.2%
#   Sulzer AG                                                            50,596    5,112,508             0.1%
    Swatch Group AG (The)(7184736)                                      100,404    7,253,358             0.1%
    Swatch Group AG (The)(7184725)                                       94,264   36,813,809             0.4%
    Swiss Life Holding AG                                                71,448   17,025,334             0.2%
    Swiss Re AG                                                       1,037,390   96,301,702             1.0%
    Syngenta AG                                                         100,750   33,849,004             0.4%
    UBS Group AG(BRJL176)                                             2,463,478   49,201,633             0.5%
*   UBS Group AG(H42097107)                                             500,015   10,015,300             0.1%
    Zurich Insurance Group AG                                           343,651   90,689,469             1.0%
                                                                                ------------             ---
TOTAL SWITZERLAND                                                                822,016,885             8.9%
                                                                                ------------             ---
UNITED KINGDOM -- (16.7%)
    Anglo American P.L.C.                                             3,418,604   28,681,091             0.3%
    Aviva P.L.C.                                                      2,212,396   16,534,493             0.2%
    Barclays P.L.C.                                                   4,723,018   16,827,071             0.2%
    Barclays P.L.C. Sponsored ADR                                     5,103,338   72,620,500             0.8%
    Barratt Developments P.L.C.                                       1,006,942    9,485,862             0.1%
    BP P.L.C.                                                         1,912,816   11,367,838             0.1%
    BP P.L.C. Sponsored ADR                                           8,753,160  312,487,811             3.4%
    Carnival P.L.C.                                                     204,531   11,383,306             0.1%
    Carnival P.L.C. ADR                                                  64,057    3,571,178             0.0%
    Glencore P.L.C.                                                  15,677,236   27,065,978             0.3%
    HSBC Holdings P.L.C.                                             20,428,278  159,605,431             1.7%
#   HSBC Holdings P.L.C. Sponsored ADR                                2,554,625   99,809,198             1.1%
    Investec P.L.C.                                                     776,855    6,471,357             0.1%
    J Sainsbury P.L.C.                                                4,609,837   18,888,509             0.2%
    Kingfisher P.L.C.                                                 6,997,686   38,037,779             0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE++    OF NET ASSETS**
                                                                       ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
#     Lloyds Banking Group P.L.C. ADR                                   1,322,959 $    6,059,152             0.1%
      Old Mutual P.L.C.                                                 9,672,569     31,613,915             0.4%
      Pearson P.L.C. Sponsored ADR                                      1,176,118     15,665,892             0.2%
*     Royal Bank of Scotland Group P.L.C.                               3,927,884     19,194,155             0.2%
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR                   400,166      3,873,607             0.0%
      Royal Dutch Shell P.L.C. Class A                                  1,867,596     48,757,978             0.5%
      Royal Dutch Shell P.L.C. Class B                                    255,146      6,680,969             0.1%
#     Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)                   3,323,210    175,099,935             1.9%
      Royal Dutch Shell P.L.C. Sponsored ADR(780259206)                 1,338,497     70,217,553             0.8%
      Royal Mail P.L.C.                                                   367,647      2,518,777             0.0%
      RSA Insurance Group P.L.C.                                          188,300      1,218,663             0.0%
      Standard Chartered P.L.C.                                         4,035,713     44,798,973             0.5%
      Vodafone Group P.L.C.                                            58,351,986    192,032,427             2.1%
      Vodafone Group P.L.C. Sponsored ADR                               4,011,201    132,249,306             1.4%
      WM Morrison Supermarkets P.L.C.                                   7,694,512     19,951,805             0.2%
                                                                                  --------------           -----
TOTAL UNITED KINGDOM                                                               1,602,770,509            17.4%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                9,126,127,376            98.9%
                                                                                  --------------           -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Bayerische Motoren Werke AG                                          28,629      2,315,143             0.1%
      Porsche Automobil Holding SE                                        242,713     11,345,357             0.1%
      Volkswagen AG                                                       396,506     47,594,617             0.5%
                                                                                  --------------           -----
TOTAL GERMANY                                                                         61,255,117             0.7%
                                                                                  --------------           -----
TOTAL PREFERRED STOCKS                                                                61,255,117             0.7%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Treasury Wine Estates, Ltd. Rights 11/04/15                         117,413             --             0.0%
                                                                                  --------------           -----
SPAIN -- (0.0%)
*     Banco Santander SA Rights 11/03/15                               19,371,023      1,065,068             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                  1,065,068             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        9,188,447,561
                                                                                  --------------

                                                                                      VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund                                   37,531,967    434,244,856             4.7%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,600,064,667)                               $9,622,692,417           104.3%
                                                                                  ==============           =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------------
                                                             LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                          -------------- -------------- ------- --------------
Common Stocks
   Australia                                              $   57,726,184 $  479,327,281   --    $  537,053,465
   Austria                                                            --     10,400,098   --        10,400,098
   Belgium                                                     4,913,352    119,570,620   --       124,483,972
   Canada                                                    708,482,795             --   --       708,482,795
   Colombia                                                    1,739,765             --   --         1,739,765
   Denmark                                                            --    153,265,271   --       153,265,271
   Finland                                                     2,150,379     58,660,147   --        60,810,526
   France                                                      4,266,340    891,211,402   --       895,477,742
   Germany                                                    72,150,156    632,900,172   --       705,050,328
   Hong Kong                                                          --    213,300,423   --       213,300,423
   Ireland                                                     5,888,310     20,033,114   --        25,921,424
   Israel                                                        788,648     34,670,440   --        35,459,088
   Italy                                                      25,889,612    148,222,998   --       174,112,610
   Japan                                                      63,194,952  1,991,325,223   --     2,054,520,175
   Netherlands                                                28,977,472    240,274,638   --       269,252,110
   New Zealand                                                        --      6,670,339   --         6,670,339
   Norway                                                     15,266,905     46,401,717   --        61,668,622
   Portugal                                                           --      4,300,068   --         4,300,068
   Singapore                                                          --     91,074,356   --        91,074,356
   Spain                                                       4,304,148    276,271,945   --       280,576,093
   Sweden                                                      8,128,809    279,591,903   --       287,720,712
   Switzerland                                                41,604,334    780,412,551   --       822,016,885
   United Kingdom                                            891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
   Germany                                                            --     61,255,117   --        61,255,117
Rights/Warrants
   Australia                                                          --             --   --                --
   Spain                                                              --      1,065,068   --         1,065,068
Securities Lending Collateral                                         --    434,244,856   --       434,244,856
                                                          -------------- --------------   --    --------------
TOTAL                                                     $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                                                          ============== ==============   ==    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (90.4%)
Consumer Discretionary -- (18.4%)
    Accordia Golf Co., Ltd.                                            350,289 $ 3,175,803             0.1%
    Adastria Co., Ltd.                                                  97,320   5,478,591             0.2%
#   Aeon Fantasy Co., Ltd.                                              54,232     883,223             0.0%
*   AGORA Hospitality Group Co., Ltd.                                  591,000     204,945             0.0%
    Ahresty Corp.                                                      123,400     828,887             0.0%
#*  Aigan Co., Ltd.                                                     95,200     199,043             0.0%
    Aisan Industry Co., Ltd.                                           201,800   2,018,327             0.1%
#   Akebono Brake Industry Co., Ltd.                                   436,100   1,276,885             0.1%
#   Alpen Co., Ltd.                                                    109,300   1,789,199             0.1%
    Alpha Corp.                                                         30,400     329,882             0.0%
    Alpine Electronics, Inc.                                           277,500   3,643,735             0.2%
    Amiyaki Tei Co., Ltd.                                               23,800     846,143             0.0%
    Amuse, Inc.                                                         25,799   1,040,894             0.1%
*   Anrakutei Co., Ltd.                                                 22,000      81,365             0.0%
    AOI Pro, Inc.                                                       44,800     342,915             0.0%
    AOKI Holdings, Inc.                                                268,400   3,271,531             0.1%
    Aoyama Trading Co., Ltd.                                           307,000  11,185,037             0.4%
    Arata Corp.                                                         20,400     431,455             0.0%
    Arcland Sakamoto Co., Ltd.                                          88,100   1,928,540             0.1%
    ARCLAND SERVICE Co., Ltd.                                            4,200     167,597             0.0%
    Asahi Broadcasting Corp.                                            21,200     142,052             0.0%
#   Asahi Co., Ltd.                                                     92,300     906,588             0.0%
    Asante, Inc.                                                         6,900      86,085             0.0%
    Asatsu-DK, Inc.                                                    198,500   4,871,230             0.2%
#   Ashimori Industry Co., Ltd.                                        310,000     488,277             0.0%
#   Atom Corp.                                                         240,800   1,301,522             0.1%
    Atsugi Co., Ltd.                                                   743,000     724,526             0.0%
#   Autobacs Seven Co., Ltd.                                           398,500   6,987,926             0.3%
#   Avex Group Holdings, Inc.                                          237,300   2,797,374             0.1%
    Belluna Co., Ltd.                                                  246,500   1,406,664             0.1%
#   Best Denki Co., Ltd.                                               370,800     419,911             0.0%
#   Bic Camera, Inc.                                                   483,600   3,934,624             0.2%
    Bookoff Corp.                                                       63,300     484,574             0.0%
#   Broccoli Co., Ltd.                                                  22,000      67,673             0.0%
#   BRONCO BILLY Co., Ltd.                                              42,500     818,223             0.0%
    Calsonic Kansei Corp.                                            1,015,000   8,089,220             0.3%
#   Can Do Co., Ltd.                                                    63,500     833,779             0.0%
    Central Sports Co., Ltd.                                            31,800     593,487             0.0%
    CHIMNEY Co., Ltd.                                                   26,600     680,435             0.0%
#   Chiyoda Co., Ltd.                                                   94,400   3,129,605             0.1%
    Chofu Seisakusho Co., Ltd.                                          83,800   1,739,316             0.1%
#   Chori Co., Ltd.                                                     71,800   1,011,925             0.1%
    Chuo Spring Co., Ltd.                                              196,000     467,947             0.0%
#   Clarion Co., Ltd.                                                  782,000   2,678,730             0.1%
    Cleanup Corp.                                                      129,700     819,630             0.0%
#   Colowide Co., Ltd.                                                 347,000   4,703,291             0.2%
    Corona Corp.                                                        80,100     789,028             0.0%
    Cross Plus, Inc.                                                    22,000     125,592             0.0%
    DA Consortium, Inc.                                                144,000     563,725             0.0%
#   Daido Metal Co., Ltd.                                              184,600   1,729,300             0.1%
#   Daidoh, Ltd.                                                       137,200     570,694             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED



                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd.                                             189,100 $6,306,866             0.3%
    Daikoku Denki Co., Ltd.                                             43,400    560,085             0.0%
    Dainichi Co., Ltd.                                                  49,300    293,677             0.0%
    Daisyo Corp.                                                        47,200    557,510             0.0%
    DCM Holdings Co., Ltd.                                             530,600  3,515,018             0.1%
    Descente, Ltd.                                                     247,000  3,161,965             0.1%
    Doshisha Co., Ltd.                                                 141,100  2,597,990             0.1%
    Doutor Nichires Holdings Co., Ltd.                                 184,486  2,686,509             0.1%
    Dunlop Sports Co., Ltd.                                             75,300    755,896             0.0%
    Dynic Corp.                                                        174,000    244,188             0.0%
    Eagle Industry Co., Ltd.                                           147,200  2,960,003             0.1%
#   EDION Corp.                                                        513,900  3,854,905             0.2%
    Exedy Corp.                                                        193,000  4,438,642             0.2%
#   F-Tech, Inc.                                                        32,100    292,275             0.0%
#   FCC Co., Ltd.                                                      209,700  3,708,505             0.2%
#   Fields Corp.                                                        67,800  1,019,056             0.1%
    Fine Sinter Co., Ltd.                                               49,000    128,907             0.0%
    First Juken Co., Ltd.                                               19,600    211,365             0.0%
    Foster Electric Co., Ltd.                                          130,500  3,201,949             0.1%
    France Bed Holdings Co., Ltd.                                      138,200  1,085,322             0.1%
#   FTGroup Co., Ltd.                                                   56,700    306,586             0.0%
    Fuji Co., Ltd.                                                     109,900  2,244,650             0.1%
#   Fuji Corp., Ltd.                                                   131,000    740,418             0.0%
    Fuji Kiko Co., Ltd.                                                144,000    589,822             0.0%
    Fuji Kyuko Co., Ltd.                                               214,000  2,036,438             0.1%
    Fuji Oozx, Inc.                                                      6,000     22,836             0.0%
    Fujibo Holdings, Inc.                                              742,000  1,369,257             0.1%
#   Fujikura Rubber, Ltd.                                               80,200    395,690             0.0%
    Fujishoji Co., Ltd.                                                 34,400    351,085             0.0%
#   Fujita Kanko, Inc.                                                 134,000    515,795             0.0%
    Fujitsu General, Ltd.                                              370,000  4,646,409             0.2%
    FuKoKu Co., Ltd.                                                    40,800    348,034             0.0%
#   Funai Electric Co., Ltd.                                            39,800    410,697             0.0%
#   Furukawa Battery Co., Ltd. (The)                                    95,000    670,478             0.0%
#   Futaba Industrial Co., Ltd.                                        320,000  1,375,741             0.1%
    G-7 Holdings, Inc.                                                  29,200    456,026             0.0%
    G-Tekt Corp.                                                       100,000  1,235,265             0.1%
    Gakken Holdings Co., Ltd.                                          313,000    608,196             0.0%
#   Genki Sushi Co., Ltd.                                                9,700    178,890             0.0%
#   Geo Holdings Corp.                                                 213,200  3,190,279             0.1%
#   GLOBERIDE, Inc.                                                     62,299    819,704             0.0%
    Goldwin, Inc.                                                       12,100    690,798             0.0%
#   Gourmet Kineya Co., Ltd.                                            85,000    671,116             0.0%
    GSI Creos Corp.                                                    335,000    318,141             0.0%
#   Gulliver International Co., Ltd.                                   387,900  3,907,831             0.2%
    Gunze, Ltd.                                                      1,080,000  3,430,317             0.1%
#   H-One Co., Ltd.                                                     67,500    347,963             0.0%
    Hagihara Industries, Inc.                                           26,600    462,987             0.0%
    Hakuyosha Co., Ltd.                                                 65,000    148,492             0.0%
    Happinet Corp.                                                      93,800    970,462             0.1%
    Hard Off Corp. Co., Ltd.                                            55,700    704,408             0.0%
    Haruyama Trading Co., Ltd.                                          47,900    292,796             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Heiwa Corp.                                                         61,400 $1,133,432             0.1%
    HI-LEX Corp.                                                        56,000  1,716,117             0.1%
#   Hiday Hidaka Corp.                                                  74,956  1,858,782             0.1%
#   Himaraya Co., Ltd.                                                  35,900    332,650             0.0%
#   Hiramatsu, Inc.                                                    160,700    849,223             0.0%
    Honeys Co., Ltd.                                                   106,040    873,996             0.0%
#   Hoosiers Holdings                                                  181,100    693,584             0.0%
    Ichibanya Co., Ltd.                                                 47,200  2,094,448             0.1%
    Ichikoh Industries, Ltd.                                           286,000    492,244             0.0%
#   IJT Technology Holdings Co., Ltd.                                  124,680    410,986             0.0%
#   Ikyu Corp.                                                         118,800  2,253,349             0.1%
#   Imasen Electric Industrial                                          89,600    810,607             0.0%
#   Imperial Hotel, Ltd.                                                13,000    267,445             0.0%
    Intage Holdings, Inc.                                               84,800  1,203,177             0.1%
    Izuhakone Railway Co., Ltd.                                            300         --             0.0%
#*  Izutsuya Co., Ltd.                                                 617,000    331,128             0.0%
#*  Janome Sewing Machine Co., Ltd.                                    106,400    779,828             0.0%
#   Japan Vilene Co., Ltd.                                              61,000    598,608             0.0%
    Japan Wool Textile Co., Ltd. (The)                                 343,000  2,791,880             0.1%
#   Jin Co., Ltd.                                                       80,000  2,956,304             0.1%
#   Joban Kosan Co., Ltd.                                              342,000    424,369             0.0%
    Joshin Denki Co., Ltd.                                             205,000  1,566,664             0.1%
#   JP-Holdings, Inc.                                                  298,800    788,889             0.0%
    JVC Kenwood Corp.                                                  932,030  2,437,926             0.1%
#   K's Holdings Corp.                                                 182,200  6,429,950             0.3%
*   Kadokawa Dwango                                                    246,233  3,169,650             0.1%
#*  Kappa Create Co., Ltd.                                              37,800    373,567             0.0%
    Kasai Kogyo Co., Ltd.                                              138,300  1,718,856             0.1%
#   Kawai Musical Instruments Manufacturing Co., Ltd.                   45,200    835,475             0.0%
    Keihin Corp.                                                       267,500  4,363,515             0.2%
#   Keiyo Co., Ltd.                                                    176,200    722,240             0.0%
    KFC Holdings Japan, Ltd.                                            75,000  1,426,144             0.1%
#*  Kintetsu Department Store Co., Ltd.                                169,000    458,659             0.0%
    Kinugawa Rubber Industrial Co., Ltd.                               282,000  1,573,017             0.1%
    Kitamura Co., Ltd.                                                   2,000     12,961             0.0%
*   KNT-CT Holdings Co., Ltd.                                          643,000  1,503,779             0.1%
#   Kohnan Shoji Co., Ltd.                                             188,500  2,749,601             0.1%
#*  Kojima Co., Ltd.                                                   162,600    380,582             0.0%
#   Komatsu Seiren Co., Ltd.                                           134,400    807,587             0.0%
#   Komehyo Co., Ltd.                                                   14,600    284,000             0.0%
    Komeri Co., Ltd.                                                   191,400  4,092,059             0.2%
#   Konaka Co., Ltd.                                                   122,460    636,474             0.0%
#   Koshidaka Holdings Co., Ltd.                                        50,000    905,146             0.0%
    Kourakuen Holdings Corp.                                            39,800    507,172             0.0%
#   KU Holdings Co., Ltd.                                              132,600    906,927             0.0%
    Kura Corp.                                                          69,200  2,091,303             0.1%
    Kurabo Industries, Ltd.                                          1,276,000  2,260,858             0.1%
#   Kuraudia Co., Ltd.                                                   2,500     12,154             0.0%
#   KYB Corp.                                                        1,140,000  3,253,194             0.1%
#   Kyoritsu Maintenance Co., Ltd.                                      70,831  4,859,533             0.2%
#   Kyoto Kimono Yuzen Co., Ltd.                                        22,000    178,506             0.0%
    LEC, Inc.                                                           41,600    463,688             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Look, Inc.                                                         228,000 $   342,727             0.0%
#   Mamiya-Op Co., Ltd.                                                322,000     440,016             0.0%
#   Mars Engineering Corp.                                              49,100     836,477             0.0%
#*  Maruei Department Store Co., Ltd.                                   17,000      15,975             0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                      29,800      86,269             0.0%
#   Matsuya Co., Ltd.                                                   49,000     594,423             0.0%
    Matsuya Foods Co., Ltd.                                             48,000     971,003             0.1%
    Meiko Network Japan Co., Ltd.                                      126,400   1,500,650             0.1%
    Meiwa Estate Co., Ltd.                                              56,900     247,668             0.0%
    Mikuni Corp.                                                       118,000     472,851             0.0%
#   Misawa Homes Co., Ltd.                                             164,000     986,803             0.1%
    Mitsuba Corp.                                                      208,690   3,278,043             0.1%
    Mitsui Home Co., Ltd.                                              165,000     792,603             0.0%
#   Mizuno Corp.                                                       582,000   2,857,098             0.1%
    Monogatari Corp. (The)                                              25,700   1,092,570             0.1%
*   Mr Max Corp.                                                       119,000     368,923             0.0%
    Murakami Corp.                                                      11,000     202,564             0.0%
#   Musashi Seimitsu Industry Co., Ltd.                                129,900   2,636,611             0.1%
    Nafco Co., Ltd.                                                     33,300     482,503             0.0%
    Nagawa Co., Ltd.                                                     9,700     306,000             0.0%
#*  Naigai Co., Ltd.                                                 1,409,000     720,307             0.0%
    Nakayamafuku Co., Ltd.                                               9,500      65,999             0.0%
#   Next Co., Ltd.                                                     282,000   2,093,223             0.1%
    Nexyz Corp.                                                         11,900      86,962             0.0%
    Nice Holdings, Inc.                                                447,000     630,144             0.0%
    Nifco, Inc.                                                        287,200  11,071,328             0.4%
    Nihon Eslead Corp.                                                  33,900     321,179             0.0%
#   Nihon House Holdings Co., Ltd.                                     229,200     922,368             0.0%
#   Nihon Plast Co., Ltd.                                               39,000     259,932             0.0%
    Nihon Tokushu Toryo Co., Ltd.                                       60,000     520,802             0.0%
    Nippon Felt Co., Ltd.                                               58,200     241,603             0.0%
    Nippon Piston Ring Co., Ltd.                                        48,600     804,647             0.0%
    Nippon Seiki Co., Ltd.                                             218,400   4,576,783             0.2%
    Nishikawa Rubber Co., Ltd.                                          15,000     229,919             0.0%
    Nishimatsuya Chain Co., Ltd.                                       244,500   2,158,830             0.1%
    Nissan Shatai Co., Ltd.                                             37,900     437,052             0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                              216,800     568,435             0.0%
#   Nissei Build Kogyo Co., Ltd.                                       329,000   1,006,252             0.1%
#*  Nissen Holdings Co., Ltd.                                           59,900      90,978             0.0%
#   Nissin Kogyo Co., Ltd.                                             223,700   3,440,726             0.1%
#   Nittan Valve Co., Ltd.                                              82,800     278,368             0.0%
#   Nojima Corp.                                                       120,500   1,424,201             0.1%
    Ohashi Technica, Inc.                                               35,700     401,675             0.0%
#   Ohsho Food Service Corp.                                            70,500   2,351,742             0.1%
    Onward Holdings Co., Ltd.                                          736,000   4,622,535             0.2%
    Ootoya Holdings Co., Ltd.                                            1,400      22,477             0.0%
#   OPT Holding, Inc.                                                   79,200     418,126             0.0%
#   Otsuka Kagu, Ltd.                                                   38,600     534,469             0.0%
    Pacific Industrial Co., Ltd.                                       239,600   2,681,655             0.1%
    Pal Co., Ltd.                                                       69,600   1,555,919             0.1%
    PALTAC Corp.                                                       195,534   3,846,276             0.2%
    PanaHome Corp.                                                     496,200   3,531,021             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Parco Co., Ltd.                                                    114,700 $  994,406             0.1%
    Paris Miki Holdings, Inc.                                          151,200    576,111             0.0%
#   PC Depot Corp.                                                      12,300     89,897             0.0%
    PIA Corp.                                                           11,600    209,662             0.0%
    Piolax, Inc.                                                        56,700  2,999,959             0.1%
#*  Pioneer Corp.                                                    1,926,100  5,187,506             0.2%
#   Plenus Co., Ltd.                                                   133,800  2,069,061             0.1%
    Press Kogyo Co., Ltd.                                              598,000  2,570,117             0.1%
#   Pressance Corp.                                                     39,600  1,584,055             0.1%
#   Proto Corp.                                                         63,000    817,403             0.0%
    Renaissance, Inc.                                                   58,600    613,711             0.0%
#*  Renown, Inc.                                                       336,200    387,846             0.0%
#   Resort Solution Co., Ltd.                                          175,000    403,122             0.0%
#   Rhythm Watch Co., Ltd.                                             578,000    812,657             0.0%
#   Riberesute Corp.                                                    17,900    112,682             0.0%
    Right On Co., Ltd.                                                  87,425    832,229             0.0%
    Riken Corp.                                                        522,000  1,964,349             0.1%
    Ringer Hut Co., Ltd.                                                84,600  1,725,472             0.1%
#*  Riso Kyoiku Co., Ltd.                                               77,400    175,841             0.0%
    Round One Corp.                                                    433,400  1,957,678             0.1%
#   Royal Holdings Co., Ltd.                                           179,200  3,147,373             0.1%
#   Sac's Bar Holdings, Inc.                                           101,450  1,609,802             0.1%
    Saizeriya Co., Ltd.                                                189,400  4,293,014             0.2%
#   Sakai Ovex Co., Ltd.                                               367,000    614,029             0.0%
    San Holdings, Inc.                                                  15,400    196,554             0.0%
    Sanden Holdings Corp.                                              686,000  2,361,523             0.1%
    Sanei Architecture Planning Co., Ltd.                               52,200    573,530             0.0%
    Sangetsu Co., Ltd.                                                 346,050  5,520,496             0.2%
#   Sanko Marketing Foods Co., Ltd.                                     27,800    216,793             0.0%
    Sankyo Seiko Co., Ltd.                                             183,400    698,155             0.0%
    Sanoh Industrial Co., Ltd.                                         136,500    864,702             0.0%
    Sanyo Electric Railway Co., Ltd.                                   198,000    769,749             0.0%
    Sanyo Housing Nagoya Co., Ltd.                                      37,500    374,352             0.0%
#   Sanyo Shokai, Ltd.                                                 669,000  1,951,182             0.1%
#   Sato Restaurant Systems Co., Ltd.                                   85,100    612,352             0.0%
#   Scroll Corp.                                                       166,300    603,930             0.0%
#   Seiko Holdings Corp.                                             1,031,407  6,719,538             0.3%
    Seiren Co., Ltd.                                                   292,400  3,440,356             0.1%
#   Senshukai Co., Ltd.                                                182,900  1,220,293             0.1%
#   Septeni Holdings Co., Ltd.                                          75,800  1,403,744             0.1%
    Seria Co., Ltd.                                                    118,300  5,030,418             0.2%
#*  Sharp Corp.                                                        598,000    655,455             0.0%
#   Shidax Corp.                                                        93,300    388,472             0.0%
    Shikibo, Ltd.                                                      779,000    791,375             0.0%
    Shimachu Co., Ltd.                                                 297,200  6,491,650             0.3%
    Shimojima Co., Ltd.                                                 25,900    225,001             0.0%
    Shiroki Corp.                                                      285,000    827,623             0.0%
#   Shobunsha Publications, Inc.                                       265,800  1,608,225             0.1%
#   Shochiku Co., Ltd.                                                 109,000    962,832             0.1%
    Shoei Co., Ltd.                                                      9,600    165,800             0.0%
    Showa Corp.                                                        317,500  2,942,901             0.1%
    SKY Perfect JSAT Holdings, Inc.                                     23,100    121,588             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    SNT Corp.                                                           86,200 $  413,974             0.0%
#   Soft99 Corp.                                                        68,600    453,033             0.0%
    Sotoh Co., Ltd.                                                     41,400    345,893             0.0%
    SPK Corp.                                                           19,800    367,918             0.0%
    St Marc Holdings Co., Ltd.                                          97,600  2,901,333             0.1%
#   Starts Corp., Inc.                                                 162,200  2,543,278             0.1%
    Step Co., Ltd.                                                      40,700    337,974             0.0%
    Studio Alice Co., Ltd.                                              61,300  1,150,071             0.1%
    Suminoe Textile Co., Ltd.                                          332,000    949,681             0.0%
    Sumitomo Forestry Co., Ltd.                                        281,266  3,364,111             0.1%
#   Sumitomo Riko Co., Ltd.                                            231,500  1,871,345             0.1%
    Suncall Corp.                                                       27,000    141,354             0.0%
    T RAD Co., Ltd.                                                    412,000    683,540             0.0%
    T-Gaia Corp.                                                       178,300  2,718,436             0.1%
#   Tachi-S Co., Ltd.                                                  162,840  2,273,334             0.1%
    Tachikawa Corp.                                                     50,800    338,533             0.0%
    Taiho Kogyo Co., Ltd.                                               98,200  1,133,308             0.1%
#   Takamatsu Construction Group Co., Ltd.                              80,000  1,659,689             0.1%
#*  Takata Corp.                                                       168,000  1,904,115             0.1%
    Take And Give Needs Co., Ltd.                                       54,070    307,528             0.0%
    Takihyo Co., Ltd.                                                   76,000    288,420             0.0%
#   Tama Home Co., Ltd.                                                 95,900    357,024             0.0%
#   Tamron Co., Ltd.                                                   108,300  2,162,951             0.1%
#   TASAKI & Co., Ltd.                                                  20,400    345,190             0.0%
    TBK Co., Ltd.                                                      115,600    458,300             0.0%
*   Ten Allied Co., Ltd.                                                15,500     49,872             0.0%
    Tigers Polymer Corp.                                                50,600    304,956             0.0%
#   Toa Corp.                                                          138,500  1,399,621             0.1%
#   Toabo Corp.                                                         54,799    297,910             0.0%
#   Toei Animation Co., Ltd.                                            20,700    890,967             0.0%
    Toei Co., Ltd.                                                     409,000  3,654,362             0.2%
    Tohokushinsha Film Corp.                                            22,500    159,017             0.0%
    Tokai Rika Co., Ltd.                                               140,800  3,044,476             0.1%
    Token Corp.                                                         46,650  3,701,516             0.2%
    Tokyo Dome Corp.                                                 1,194,200  5,544,330             0.2%
    Tokyo Individualized Educational Institute, Inc.                    82,100    398,558             0.0%
    Tokyotokeiba Co., Ltd.                                             613,000  1,439,746             0.1%
#   Tokyu Recreation Co., Ltd.                                          79,000    515,356             0.0%
#   Tomy Co., Ltd.                                                     374,293  1,885,759             0.1%
    Topre Corp.                                                        264,300  5,741,608             0.2%
    Toridoll.corp                                                      146,300  1,850,725             0.1%
    Tosho Co., Ltd.                                                     43,800  1,155,999             0.1%
    Tow Co., Ltd.                                                       26,700    178,591             0.0%
    TPR Co., Ltd.                                                      131,000  3,202,264             0.1%
    TS Tech Co., Ltd.                                                  164,500  4,511,505             0.2%
    TSI Holdings Co., Ltd.                                             430,795  3,020,994             0.1%
#   Tsukada Global Holdings, Inc.                                      109,400    700,975             0.0%
    Tsukamoto Corp. Co., Ltd.                                          190,000    202,357             0.0%
#   Tsutsumi Jewelry Co., Ltd.                                          47,200    938,113             0.0%
    Tv Tokyo Holdings Corp.                                             33,700    597,800             0.0%
    Tyo, Inc.                                                          329,800    558,798             0.0%
#   U-Shin, Ltd.                                                       126,900    789,397             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Umenohana Co., Ltd.                                                  1,000 $     21,067             0.0%
    Unipres Corp.                                                      230,700    5,243,006             0.2%
    United Arrows, Ltd.                                                138,400    5,962,397             0.2%
*   Unitika, Ltd.                                                    3,247,000    1,632,363             0.1%
#   Universal Entertainment Corp.                                       90,900    1,649,289             0.1%
#*  Usen Corp.                                                         750,180    1,997,332             0.1%
#   Village Vanguard Co., Ltd.                                          32,100      472,664             0.0%
#   VT Holdings Co., Ltd.                                              493,000    3,048,726             0.1%
    Wacoal Holdings Corp.                                              675,000    8,470,224             0.3%
#*  WATAMI Co., Ltd.                                                   134,200      941,981             0.0%
#   West Holdings Corp.                                                 96,800      567,822             0.0%
    Workman Co., Ltd.                                                      900       55,465             0.0%
    Wowow, Inc.                                                         51,000    1,395,398             0.1%
    Xebio Holdings Co., Ltd.                                           156,500    2,800,091             0.1%
    Yachiyo Industry Co., Ltd.                                          21,400      192,891             0.0%
    Yamato International, Inc.                                           8,200       28,025             0.0%
    Yellow Hat, Ltd.                                                    92,700    2,039,387             0.1%
#   Yomiuri Land Co., Ltd.                                             247,000      851,326             0.0%
#   Yondoshi Holdings, Inc.                                            111,420    2,358,805             0.1%
#   Yonex Co., Ltd.                                                      9,000      228,143             0.0%
    Yorozu Corp.                                                       110,100    2,352,993             0.1%
#   Yoshinoya Holdings Co., Ltd.                                       323,100    3,980,854             0.2%
    Yutaka Giken Co., Ltd.                                               3,100       64,154             0.0%
#   Zenrin Co., Ltd.                                                   156,300    2,276,482             0.1%
#   Zensho Holdings Co., Ltd.                                          674,700    6,357,177             0.3%
#   Zojirushi Corp.                                                    188,000    2,677,245             0.1%
                                                                               ------------            ----
Total Consumer Discretionary                                                    531,552,916            20.2%
                                                                               ------------            ----
Consumer Staples -- (8.4%)
    Aderans Co., Ltd.                                                  130,800      914,616             0.0%
#   Aeon Hokkaido Corp.                                                324,100    1,460,908             0.1%
    Ain Pharmaciez, Inc.                                               138,400    6,551,687             0.3%
    Arcs Co., Ltd.                                                     195,000    3,931,010             0.2%
    Ariake Japan Co., Ltd.                                              86,100    3,905,338             0.2%
    Artnature, Inc.                                                     96,200      925,000             0.0%
    Axial Retailing, Inc.                                               87,000    3,236,610             0.1%
    Belc Co., Ltd.                                                      59,100    2,205,235             0.1%
#   C'BON Cosmetics Co., Ltd.                                            2,400       52,176             0.0%
    Cawachi, Ltd.                                                       88,000    1,522,953             0.1%
    Chubu Shiryo Co., Ltd.                                             114,700      984,651             0.0%
    Chuo Gyorui Co., Ltd.                                               93,000      207,045             0.0%
    Coca-Cola West Co., Ltd.                                           268,200    5,423,645             0.2%
    Cocokara fine, Inc.                                                105,760    4,181,021             0.2%
    CREATE SD HOLDINGS Co., Ltd.                                        54,800    3,226,647             0.1%
    Daikokutenbussan Co., Ltd.                                          35,800    1,229,806             0.0%
#   Dr Ci:Labo Co., Ltd.                                               165,600    2,984,361             0.1%
    Dydo Drinco, Inc.                                                   42,700    1,823,637             0.1%
    Earth Chemical Co., Ltd.                                            77,200    3,048,961             0.1%
    Eco's Co., Ltd.                                                      3,500       45,367             0.0%
#   Fancl Corp.                                                        181,700    2,546,247             0.1%
    Feed One Co., Ltd.                                                 812,440      955,720             0.0%
*   First Baking Co., Ltd.                                             183,000      182,957             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Consumer Staples -- (Continued)
    Fuji Oil Holdings, Inc.                                            358,400 $5,053,791             0.2%
    Fujicco Co., Ltd.                                                  120,600  2,410,181             0.1%
*   Fujiya Co., Ltd.                                                    26,000     42,381             0.0%
#   Genky Stores, Inc.                                                  23,600    810,443             0.0%
    Hagoromo Foods Corp.                                                39,000    378,174             0.0%
*   Hayashikane Sangyo Co., Ltd.                                       166,000    168,165             0.0%
    Heiwado Co., Ltd.                                                  182,000  4,083,017             0.2%
#   Hokkaido Coca-Cola Bottling Co., Ltd.                               87,000    444,679             0.0%
    Hokuto Corp.                                                       131,300  2,566,508             0.1%
#   House Foods Group, Inc.                                             87,800  1,516,976             0.1%
    Inageya Co., Ltd.                                                  175,100  1,762,597             0.1%
#   Ito En, Ltd.                                                        54,800  1,144,688             0.0%
    Itochu-Shokuhin Co., Ltd.                                           26,600    923,771             0.0%
#   Itoham Foods, Inc.                                                 858,800  4,387,318             0.2%
    J-Oil Mills, Inc.                                                  580,000  1,676,842             0.1%
#   Kakiyasu Honten Co., Ltd.                                           27,100    430,521             0.0%
    Kameda Seika Co., Ltd.                                              72,000  2,794,763             0.1%
    Kaneko Seeds Co., Ltd.                                               2,200     22,179             0.0%
    Kansai Super Market, Ltd.                                           18,300    123,026             0.0%
    Kato Sangyo Co., Ltd.                                              117,200  2,852,408             0.1%
    Kenko Mayonnaise Co., Ltd.                                          50,300    669,092             0.0%
    KEY Coffee, Inc.                                                   109,700  1,759,148             0.1%
    Kirindo Holdings Co., Ltd.                                          29,300    340,202             0.0%
#   Kobe Bussan Co., Ltd.                                               70,600  2,719,317             0.1%
#   Kotobuki Spirits Co., Ltd.                                          30,400  1,060,546             0.0%
    Kusuri No Aoki Co., Ltd.                                            97,600  4,648,515             0.2%
#   Kyokuyo Co., Ltd.                                                  576,000  1,247,646             0.1%
#   Life Corp.                                                         178,200  4,460,974             0.2%
    Lion Corp.                                                         133,000  1,282,160             0.1%
#   Mandom Corp.                                                       104,400  4,142,854             0.2%
#   Marudai Food Co., Ltd.                                             632,000  2,343,159             0.1%
    Maruha Nichiro Corp.                                               225,007  3,376,902             0.1%
#   Maxvalu Nishinihon Co., Ltd.                                         5,600     77,590             0.0%
#   Maxvalu Tokai Co., Ltd.                                             54,200    829,129             0.0%
    Medical System Network Co., Ltd.                                    78,200    426,468             0.0%
    Megmilk Snow Brand Co., Ltd.                                       258,500  5,371,654             0.2%
    Meito Sangyo Co., Ltd.                                              52,200    569,152             0.0%
    Milbon Co., Ltd.                                                    70,076  2,615,616             0.1%
#   Ministop Co., Ltd.                                                  88,100  1,627,701             0.1%
    Mitsubishi Shokuhin Co., Ltd.                                       85,300  2,169,712             0.1%
    Mitsui Sugar Co., Ltd.                                             533,850  2,147,064             0.1%
    Miyoshi Oil & Fat Co., Ltd.                                        379,000    424,965             0.0%
    Morinaga & Co., Ltd.                                             1,134,000  5,774,688             0.2%
    Morinaga Milk Industry Co., Ltd.                                 1,134,000  5,146,365             0.2%
    Morozoff, Ltd.                                                     154,000    527,146             0.0%
    Nagatanien Holdings Co., Ltd.                                      131,000  1,152,457             0.0%
    Nakamuraya Co., Ltd.                                               184,000    703,295             0.0%
    Natori Co., Ltd.                                                    28,800    374,639             0.0%
    Nichimo Co., Ltd.                                                  170,000    361,101             0.0%
    Nichirei Corp.                                                   1,501,000  9,763,287             0.4%
#   Nihon Chouzai Co., Ltd.                                             30,960  1,350,258             0.1%
    Niitaka Co., Ltd.                                                    2,060     27,020             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Staples -- (Continued)
    Nippon Beet Sugar Manufacturing Co., Ltd.                          608,000 $    950,250             0.0%
    Nippon Flour Mills Co., Ltd.                                       709,000    4,406,399             0.2%
    Nippon Suisan Kaisha, Ltd.                                       1,480,200    4,959,031             0.2%
    Nisshin Oillio Group, Ltd. (The)                                   679,000    2,520,958             0.1%
    Nissin Sugar Co., Ltd.                                              19,000      449,919             0.0%
    Nitto Fuji Flour Milling Co., Ltd.                                  64,000      185,963             0.0%
    Noevir Holdings Co., Ltd.                                           61,300    1,539,972             0.1%
    Oenon Holdings, Inc.                                               307,000      563,874             0.0%
#   OIE Sangyo Co., Ltd.                                                20,900      152,503             0.0%
    Okuwa Co., Ltd.                                                    117,000      978,710             0.0%
    Olympic Group Corp.                                                 63,100      309,829             0.0%
    OUG Holdings, Inc.                                                  29,000       59,437             0.0%
    Prima Meat Packers, Ltd.                                           859,000    2,399,608             0.1%
    Qol Co., Ltd.                                                       52,600      622,066             0.0%
#   Riken Vitamin Co., Ltd.                                             75,400    2,453,032             0.1%
    Rock Field Co., Ltd.                                                58,800    1,434,711             0.1%
    Rokko Butter Co., Ltd.                                              45,600      634,048             0.0%
#   S Foods, Inc.                                                       75,562    1,313,473             0.1%
    S&B Foods, Inc.                                                        499       20,062             0.0%
#   Sakata Seed Corp.                                                  182,600    3,865,535             0.1%
    San-A Co., Ltd.                                                     98,700    4,191,363             0.2%
    Sapporo Holdings, Ltd.                                           1,981,000    8,164,430             0.3%
#   Shoei Foods Corp.                                                   45,700      494,928             0.0%
    Showa Sangyo Co., Ltd.                                             514,000    1,932,572             0.1%
    Sogo Medical Co., Ltd.                                              55,800    2,068,019             0.1%
    ST Corp.                                                            80,200      687,168             0.0%
    Starzen Co., Ltd.                                                   36,600      948,158             0.0%
    Takara Holdings, Inc.                                              980,300    7,041,270             0.3%
#   Tobu Store Co., Ltd.                                               190,000      477,536             0.0%
#   Toho Co., Ltd/Kobe                                                  42,400      783,000             0.0%
#   Tohto Suisan Co., Ltd.                                             173,000      276,991             0.0%
    Torigoe Co., Ltd. (The)                                             80,300      524,850             0.0%
    Toyo Sugar Refining Co., Ltd.                                      157,000      149,104             0.0%
    United Super Markets Holdings, Inc.                                248,100    2,162,175             0.1%
#   UNY Group Holdings Co., Ltd.                                     1,468,300    8,117,716             0.3%
    Valor Holdings Co., Ltd.                                           212,100    4,946,237             0.2%
    Warabeya Nichiyo Co., Ltd.                                          83,460    1,629,262             0.1%
#   Welcia Holdings Co., Ltd.                                           70,300    3,464,752             0.1%
#   Yaizu Suisankagaku Industry Co., Ltd.                               46,100      376,125             0.0%
    Yamatane Corp.                                                     520,000      792,321             0.0%
#   Yamaya Corp.                                                        25,600      530,572             0.0%
    Yaoko Co., Ltd.                                                    102,800    4,140,530             0.2%
#   Yokohama Reito Co., Ltd.                                           263,000    2,097,511             0.1%
    Yomeishu Seizo Co., Ltd.                                            48,500      786,203             0.0%
#   Yonekyu Corp.                                                       28,100      515,237             0.0%
    Yuasa Funashoku Co., Ltd.                                          121,000      335,065             0.0%
    Yutaka Foods Corp.                                                   6,000       94,403             0.0%
                                                                               ------------             ---
Total Consumer Staples                                                          242,174,726             9.2%
                                                                               ------------             ---
Energy -- (0.9%)
#   BP Castrol K.K.                                                     64,600      678,069             0.0%
*   Cosmo Energy Holdings Co., Ltd.                                    345,500    4,696,380             0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Energy -- (Continued)
    Fuji Kosan Co., Ltd.                                                33,100 $   134,916             0.0%
#   Fuji Oil Co., Ltd.                                                 284,800     888,180             0.0%
    Itochu Enex Co., Ltd.                                              302,200   2,420,460             0.1%
#   Japan Drilling Co., Ltd.                                            34,800     757,500             0.0%
    Japan Oil Transportation Co., Ltd.                                  84,000     167,338             0.0%
    Mitsuuroko Group Holdings Co., Ltd.                                184,800     892,396             0.0%
#   Modec, Inc.                                                         89,200   1,228,490             0.1%
    Nippon Coke & Engineering Co., Ltd.                              1,357,900   1,132,721             0.1%
#   Nippon Gas Co., Ltd.                                               192,600   4,870,989             0.2%
    Nippon Seiro Co., Ltd.                                              53,000     108,767             0.0%
#   Sala Corp.                                                         124,900     634,416             0.0%
    San-Ai Oil Co., Ltd.                                               310,000   2,367,803             0.1%
#   Shinko Plantech Co., Ltd.                                          237,200   1,906,392             0.1%
    Sinanen Holdings Co., Ltd.                                         260,000     967,908             0.0%
#   Toa Oil Co., Ltd.                                                  415,000     520,796             0.0%
    Toyo Kanetsu K.K.                                                  624,000   1,008,682             0.0%
                                                                               -----------             ---
Total Energy                                                                    25,382,203             0.9%
                                                                               -----------             ---
Financials -- (11.0%)
    Aichi Bank, Ltd. (The)                                              52,700   2,932,321             0.1%
    Airport Facilities Co., Ltd.                                       132,770     602,778             0.0%
#   Aizawa Securities Co., Ltd.                                        154,900     929,923             0.0%
    Akita Bank, Ltd. (The)                                           1,112,400   3,648,674             0.1%
    Anabuki Kosan, Inc.                                                 22,000      44,723             0.0%
    Aomori Bank, Ltd. (The)                                          1,186,000   3,863,870             0.2%
#   Ardepro Co., Ltd.                                                  165,700     142,095             0.0%
    Asax Co., Ltd.                                                       1,700      22,490             0.0%
    Ashikaga Holdings Co., Ltd.                                         87,100     390,891             0.0%
    Awa Bank, Ltd. (The)                                             1,173,000   6,505,151             0.3%
    Bank of Iwate, Ltd. (The)                                          102,100   4,533,704             0.2%
    Bank of Kochi, Ltd. (The)                                          279,000     349,982             0.0%
#   Bank of Nagoya, Ltd. (The)                                       1,007,297   3,732,485             0.1%
    Bank of Okinawa, Ltd. (The)                                        110,800   4,348,181             0.2%
    Bank of Saga, Ltd. (The)                                           802,000   1,819,332             0.1%
    Bank of the Ryukyus, Ltd.                                          227,380   3,246,538             0.1%
    Chiba Kogyo Bank, Ltd. (The)                                       236,900   1,385,751             0.1%
    Chukyo Bank, Ltd. (The)                                            682,000   1,418,736             0.1%
    Daibiru Corp.                                                      303,600   2,582,036             0.1%
    Daiichi Commodities Co., Ltd.                                       13,700      46,695             0.0%
    Daikyo, Inc.                                                     1,904,000   3,291,296             0.1%
    Daisan Bank, Ltd. (The)                                            855,000   1,270,525             0.1%
    Daishi Bank, Ltd. (The)                                          2,003,000   9,051,406             0.3%
    Daito Bank, Ltd. (The)                                             873,000   1,391,540             0.1%
    Dream Incubator, Inc.                                                8,000     128,226             0.0%
    DSB Co, Ltd.                                                        55,800     530,310             0.0%
    eGuarantee, Inc.                                                     9,200     189,456             0.0%
#   Ehime Bank, Ltd. (The)                                             938,000   1,935,809             0.1%
    Eighteenth Bank, Ltd. (The)                                      1,068,000   3,240,886             0.1%
    FIDEA Holdings Co., Ltd.                                           874,800   1,894,140             0.1%
#   Financial Products Group Co., Ltd.                                 403,200   3,168,576             0.1%
    Fukui Bank, Ltd. (The)                                           1,301,000   2,727,120             0.1%
    Fukushima Bank, Ltd. (The)                                       1,421,000   1,126,890             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Financials -- (Continued)
    Fuyo General Lease Co., Ltd.                                        81,700 $ 3,662,822             0.1%
#   GCA Savvian Corp.                                                   89,900   1,055,547             0.0%
    Goldcrest Co., Ltd.                                                101,790   1,904,540             0.1%
    Grandy House Corp.                                                  14,200      49,305             0.0%
    Heiwa Real Estate Co., Ltd.                                        248,700   2,996,326             0.1%
    Higashi-Nippon Bank, Ltd. (The)                                    869,000   2,935,659             0.1%
    Hokkoku Bank, Ltd. (The)                                         1,742,000   6,471,933             0.2%
    Hokuetsu Bank, Ltd. (The)                                        1,300,000   2,711,674             0.1%
    Hyakugo Bank, Ltd. (The)                                         1,491,609   7,630,038             0.3%
    Hyakujushi Bank, Ltd. (The)                                      1,509,000   5,673,937             0.2%
    IBJ Leasing Co., Ltd.                                               64,200   1,355,605             0.1%
#   Ichiyoshi Securities Co., Ltd.                                     227,800   2,095,987             0.1%
    IwaiCosmo Holdings, Inc.                                           118,200   1,314,716             0.1%
#   Japan Property Management Center Co., Ltd.                          12,100     122,390             0.0%
    Jimoto Holdings, Inc.                                              508,400     872,645             0.0%
    Juroku Bank, Ltd. (The)                                          2,002,000   8,930,735             0.3%
    kabu.com Securities Co., Ltd.                                    1,026,600   3,378,042             0.1%
#   Kabuki-Za Co., Ltd.                                                 36,000   1,494,082             0.1%
#   Kansai Urban Banking Corp.                                         149,200   1,711,278             0.1%
    Keihanshin Building Co., Ltd.                                      195,400   1,081,073             0.0%
    Keiyo Bank, Ltd. (The)                                           1,418,000   7,124,460             0.3%
#   Kenedix, Inc.                                                    1,201,100   4,336,670             0.2%
    Kita-Nippon Bank, Ltd. (The)                                        49,506   1,360,549             0.1%
    Kiyo Bank, Ltd. (The)                                              371,490   5,649,647             0.2%
    Kyokuto Securities Co., Ltd.                                       125,600   1,618,861             0.1%
#*  Kyushu Financial Group, Inc.                                     2,191,820  16,855,962             0.6%
#   Land Business Co., Ltd.                                             59,500     178,613             0.0%
*   Leopalace21 Corp.                                                1,960,700  10,446,456             0.4%
*   LIFENET INSURANCE CO.                                               35,700     114,662             0.0%
    Marusan Securities Co., Ltd.                                       177,000   1,716,902             0.1%
#   Michinoku Bank, Ltd. (The)                                         840,000   1,451,817             0.1%
    Mie Bank, Ltd. (The)                                               523,000   1,126,940             0.0%
    Minato Bank, Ltd. (The)                                          1,084,000   1,832,461             0.1%
    Mito Securities Co., Ltd.                                          338,500   1,105,606             0.0%
    Miyazaki Bank, Ltd. (The)                                          931,000   3,253,695             0.1%
    Monex Group, Inc.                                                1,054,800   2,965,062             0.1%
    Money Partners Group Co., Ltd.                                      33,400     118,337             0.0%
    Musashino Bank, Ltd. (The)                                         198,700   7,559,611             0.3%
#   Nagano Bank, Ltd. (The)                                            512,000     854,723             0.0%
    Nanto Bank, Ltd. (The)                                           1,170,000   3,711,507             0.1%
    New Real Property K.K.                                              43,900          --             0.0%
    Nishi-Nippon City Bank, Ltd. (The)                                 106,000     309,748             0.0%
    Nisshin Fudosan Co.                                                186,100     642,922             0.0%
    North Pacific Bank, Ltd.                                         2,025,300   7,763,381             0.3%
#   OAK Capital Corp.                                                   55,400     111,630             0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                  1,955,000   7,617,921             0.3%
#   Oita Bank, Ltd. (The)                                            1,014,900   4,276,839             0.2%
    Okasan Securities Group, Inc.                                      127,000     746,459             0.0%
    Open House Co., Ltd.                                               121,700   2,220,091             0.1%
#   Pocket Card Co., Ltd.                                               11,200      54,260             0.0%
    Raysum Co., Ltd.                                                    37,800     377,180             0.0%
    Relo Holdings, Inc.                                                 62,900   6,763,305             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
    Ricoh Leasing Co., Ltd.                                            101,700 $  3,080,885             0.1%
#   SAMTY Co., Ltd.                                                     76,900      782,102             0.0%
    San-In Godo Bank, Ltd. (The)                                       957,000    8,843,998             0.3%
    Sankyo Frontier Co., Ltd.                                           10,000       76,577             0.0%
#   Sawada Holdings Co., Ltd.                                          142,000    1,422,290             0.1%
    Senshu Ikeda Holdings, Inc.                                      1,365,700    5,881,837             0.2%
#   Shiga Bank, Ltd. (The)                                           1,328,000    7,097,991             0.3%
    Shikoku Bank, Ltd. (The)                                         1,210,000    2,629,613             0.1%
    Shimane Bank, Ltd. (The)                                            16,600      196,543             0.0%
    Shimizu Bank, Ltd. (The)                                            48,000    1,187,194             0.0%
    Shinoken Group Co., Ltd.                                            18,200      268,243             0.0%
#   Sparx Group Co., Ltd.                                              564,000    1,514,690             0.1%
    Star Mica Co., Ltd.                                                  4,200       47,750             0.0%
    Sumitomo Real Estate Sales Co., Ltd.                               106,460    2,452,588             0.1%
    Sun Frontier Fudousan Co., Ltd.                                    138,500    1,117,912             0.0%
    Taiko Bank, Ltd. (The)                                             207,000      403,070             0.0%
#   Takagi Securities Co., Ltd.                                        224,000      393,658             0.0%
    Takara Leben Co., Ltd.                                             541,300    2,814,158             0.1%
    TOC Co., Ltd.                                                      366,450    2,686,652             0.1%
    Tochigi Bank, Ltd. (The)                                           724,000    4,135,654             0.2%
    Toho Bank, Ltd. (The)                                            1,313,200    4,836,481             0.2%
    Tohoku Bank, Ltd. (The)                                            588,000      748,506             0.0%
    Tokai Tokyo Financial Holdings, Inc.                               397,800    2,420,220             0.1%
    Tokyo Rakutenchi Co., Ltd.                                         212,000      871,921             0.0%
#   Tokyo Theatres Co., Inc.                                           468,000      518,241             0.0%
    Tokyo TY Financial Group, Inc.                                     150,338    4,708,985             0.2%
    Tomato Bank, Ltd.                                                  484,000      679,981             0.0%
    TOMONY Holdings, Inc.                                              913,950    3,544,213             0.1%
    Tosei Corp.                                                        201,700    1,248,826             0.1%
    Tottori Bank, Ltd. (The)                                           353,000      621,317             0.0%
    Towa Bank, Ltd. (The)                                            2,036,000    1,781,465             0.1%
    Toyo Securities Co., Ltd.                                          419,000    1,352,279             0.1%
    Tsukuba Bank, Ltd.                                                 495,100    1,741,481             0.1%
#   Unizo Holdings Co., Ltd.                                            69,100    2,933,392             0.1%
#   Yamagata Bank, Ltd. (The)                                          854,500    3,321,164             0.1%
    Yamanashi Chuo Bank, Ltd. (The)                                    976,000    4,574,880             0.2%
                                                                               ------------            ----
Total Financials                                                                317,143,904            12.0%
                                                                               ------------            ----
Health Care -- (4.4%)
    As One Corp.                                                        86,768    3,079,976             0.1%
    Asahi Intecc Co., Ltd.                                             246,000    9,502,389             0.4%
    ASKA Pharmaceutical Co., Ltd.                                      131,300    1,573,816             0.1%
    Biofermin Pharmaceutical Co., Ltd.                                  10,500      305,510             0.0%
    BML, Inc.                                                           68,300    2,011,367             0.1%
#   CMIC Holdings Co., Ltd.                                             70,000      872,592             0.0%
    Create Medic Co., Ltd.                                              28,000      219,317             0.0%
#   Daiken Medical Co., Ltd.                                            88,900      756,917             0.0%
    Daito Pharmaceutical Co., Ltd.                                      65,780    1,575,490             0.1%
    Eiken Chemical Co., Ltd.                                            73,500    1,287,610             0.0%
    EPS Holdings, Inc.                                                 164,600    1,612,547             0.1%
    FALCO HOLDINGS Co., Ltd.                                            44,000      541,806             0.0%
#   FINDEX, Inc.                                                        88,500      588,272             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Health Care -- (Continued)
    Fuji Pharma Co., Ltd.                                             41,500 $    724,171             0.0%
    Fuso Pharmaceutical Industries, Ltd.                             415,000      962,738             0.0%
#   Hogy Medical Co., Ltd.                                            71,000    3,408,245             0.1%
    Iwaki & Co., Ltd.                                                154,000      282,471             0.0%
#   Japan Medical Dynamic Marketing, Inc.                            108,100      571,276             0.0%
    Jeol, Ltd.                                                       483,000    2,916,073             0.1%
#   JMS Co., Ltd.                                                    157,000      375,064             0.0%
    Kawasumi Laboratories, Inc.                                       69,100      492,363             0.0%
    Kissei Pharmaceutical Co., Ltd.                                   59,100    1,520,332             0.1%
    KYORIN Holdings, Inc.                                            306,900    5,159,252             0.2%
    Mani, Inc.                                                       100,200    1,826,155             0.1%
#   Message Co., Ltd.                                                 84,600    2,085,197             0.1%
    Mochida Pharmaceutical Co., Ltd.                                  76,699    4,528,755             0.2%
#   Nagaileben Co., Ltd.                                              51,200      872,696             0.0%
    Nakanishi, Inc.                                                  115,300    3,931,318             0.2%
    ND Software Co., Ltd.                                              5,200       60,024             0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                               264,250    7,334,079             0.3%
#   Nichii Gakkan Co.                                                284,300    1,962,724             0.1%
#   Nihon Kohden Corp.                                               138,800    2,702,125             0.1%
#   Nikkiso Co., Ltd.                                                361,500    2,917,782             0.1%
    Nippon Chemiphar Co., Ltd.                                       175,000      855,559             0.0%
    Nipro Corp.                                                      702,100    7,870,821             0.3%
    Nissui Pharmaceutical Co., Ltd.                                   67,400      739,444             0.0%
    Paramount Bed Holdings Co., Ltd.                                 114,200    3,662,981             0.1%
    Rion Co., Ltd.                                                    42,300      646,067             0.0%
    Rohto Pharmaceutical Co., Ltd.                                   499,200    8,236,034             0.3%
    Seed Co., Ltd.                                                     8,200       85,789             0.0%
    Ship Healthcare Holdings, Inc.                                   279,700    6,775,233             0.3%
#   Shofu, Inc.                                                       35,700      462,740             0.0%
    Software Service, Inc.                                            17,400      655,857             0.0%
#   Taiko Pharmaceutical Co., Ltd.                                    64,600    1,014,645             0.0%
    Techno Medica Co., Ltd.                                           25,700      586,809             0.0%
#   Toho Holdings Co., Ltd.                                          321,000    7,116,998             0.3%
    Tokai Corp.                                                       54,500    1,746,213             0.1%
    Torii Pharmaceutical Co., Ltd.                                    65,500    1,580,602             0.1%
    Towa Pharmaceutical Co., Ltd.                                     59,100    4,019,058             0.2%
    Tsukui Corp.                                                     180,900    1,942,779             0.1%
#   Tsumura & Co.                                                    348,700    8,402,296             0.3%
    Uchiyama Holdings Co., Ltd.                                       24,200       93,591             0.0%
    Vital KSK Holdings, Inc.                                         193,400    1,406,296             0.1%
    Wakamoto Pharmaceutical Co., Ltd.                                107,000      252,677             0.0%
    WIN-Partners Co., Ltd.                                             4,900       69,022             0.0%
    ZERIA Pharmaceutical Co., Ltd.                                   100,699    1,499,949             0.1%
                                                                             ------------             ---
Total Health Care                                                             128,281,909             4.9%
                                                                             ------------             ---
Industrials -- (25.9%)
#*  A&A Material Corp.                                               127,000       99,279             0.0%
    Advan Co., Ltd.                                                  170,000    1,572,942             0.1%
    Advanex, Inc.                                                     23,699      344,118             0.0%
    Aeon Delight Co., Ltd.                                           107,400    3,094,006             0.1%
    Aica Kogyo Co., Ltd.                                             314,300    6,225,605             0.2%
    Aichi Corp.                                                      171,500    1,087,893             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
    Aida Engineering, Ltd.                                             317,900 $ 3,029,573             0.1%
    AIT Corp.                                                           10,000      93,749             0.0%
    Alinco, Inc.                                                        62,600     592,845             0.0%
    Alps Logistics Co., Ltd.                                            49,300     583,015             0.0%
    Altech Corp.                                                        44,750     813,165             0.0%
#   Anest Iwata Corp.                                                  168,200   1,188,100             0.1%
#*  Arrk Corp.                                                         422,400     425,089             0.0%
    Asahi Diamond Industrial Co., Ltd.                                 328,200   3,463,070             0.1%
    Asahi Kogyosha Co., Ltd.                                           122,000     463,456             0.0%
#   Asanuma Corp.                                                      487,000   1,219,968             0.1%
#*  Asia Growth Capital, Ltd.                                          389,900     496,286             0.0%
    Asunaro Aoki Construction Co., Ltd.                                145,500   1,075,788             0.0%
    Bando Chemical Industries, Ltd.                                    462,000   1,939,803             0.1%
#   Benefit One, Inc.                                                   96,900   1,696,265             0.1%
    Bunka Shutter Co., Ltd.                                            309,000   2,398,823             0.1%
    Canare Electric Co., Ltd.                                            2,300      37,893             0.0%
#   Career Design Center Co., Ltd.                                      28,800     285,406             0.0%
    Central Glass Co., Ltd.                                          1,214,000   5,992,311             0.2%
    Central Security Patrols Co., Ltd.                                  40,700     535,118             0.0%
*   Chilled & Frozen Logistics Holdings Co, Ltd.                        22,000     160,255             0.0%
    Chiyoda Integre Co., Ltd.                                           73,700   1,779,444             0.1%
    Chudenko Corp.                                                     110,500   2,387,602             0.1%
    Chugai Ro Co., Ltd.                                                373,000     705,372             0.0%
    CKD Corp.                                                          341,900   3,108,800             0.1%
    COMSYS Holdings Corp.                                              154,600   2,019,313             0.1%
#   Cosel Co., Ltd.                                                    114,400   1,118,025             0.1%
    CTI Engineering Co., Ltd.                                           72,300     715,155             0.0%
    Dai-Dan Co., Ltd.                                                  155,000   1,099,712             0.0%
    Daido Kogyo Co., Ltd.                                              200,000     379,292             0.0%
    Daifuku Co., Ltd.                                                  579,400   8,575,019             0.3%
    Daihatsu Diesel Manufacturing Co., Ltd.                             84,000     545,807             0.0%
    Daihen Corp.                                                       620,000   3,083,022             0.1%
#   Daiho Corp.                                                        405,000   1,783,879             0.1%
#   Daiichi Jitsugyo Co., Ltd.                                         251,000   1,070,906             0.0%
    Daiseki Co., Ltd.                                                  209,463   3,360,718             0.1%
    Daiseki Eco. Solution Co., Ltd.                                     14,400     158,029             0.0%
#   Daisue Construction Co., Ltd.                                       33,700     233,471             0.0%
    Daiwa Industries, Ltd.                                             173,000   1,144,511             0.1%
#*  Danto Holdings Corp.                                               165,000     272,665             0.0%
    Denyo Co., Ltd.                                                     85,300   1,383,334             0.1%
#   Dijet Industrial Co., Ltd.                                          75,000     112,048             0.0%
    DMW Corp.                                                            4,800      72,922             0.0%
#   Duskin Co., Ltd.                                                   222,400   3,816,963             0.2%
#   Ebara Corp.                                                        307,000   1,330,089             0.1%
#   Ebara Jitsugyo Co., Ltd.                                            40,200     494,485             0.0%
    Eidai Co., Ltd.                                                    115,000     406,537             0.0%
    en-japan, Inc.                                                      62,400   1,664,101             0.1%
    Endo Lighting Corp.                                                 60,200     612,743             0.0%
#*  Enshu, Ltd.                                                        281,000     213,002             0.0%
    Freund Corp.                                                         9,900     120,553             0.0%
#   Fudo Tetra Corp.                                                 1,040,800   1,333,217             0.1%
    Fujikura, Ltd.                                                   1,984,000  10,197,595             0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
#*  Fujisash Co., Ltd.                                                 436,500 $  416,335             0.0%
    Fujitec Co., Ltd.                                                  436,800  4,713,312             0.2%
    Fukuda Corp.                                                       441,000  4,406,616             0.2%
    Fukushima Industries Corp.                                          78,100  1,695,761             0.1%
#   Fukuyama Transporting Co., Ltd.                                    791,400  4,297,826             0.2%
    FULLCAST Holdings Co., Ltd.                                         73,900    480,118             0.0%
    Funai Soken Holdings, Inc.                                         117,300  1,799,559             0.1%
    Furukawa Co., Ltd.                                               1,665,000  3,937,122             0.2%
    Furukawa Electric Co., Ltd.                                      4,806,000  8,795,085             0.3%
    Furusato Industries, Ltd.                                           52,000    766,727             0.0%
#   Futaba Corp.                                                       125,100  1,615,168             0.1%
    Gecoss Corp.                                                       109,200    941,361             0.0%
    Glory, Ltd.                                                        268,900  6,802,988             0.3%
    GS Yuasa Corp.                                                   1,133,000  4,307,362             0.2%
    Hamakyorex Co., Ltd.                                                84,400  1,704,167             0.1%
    Hanwa Co., Ltd.                                                  1,221,000  5,049,217             0.2%
#   Harmonic Drive Systems, Inc.                                       150,100  2,543,285             0.1%
    Hazama Ando Corp.                                                1,082,400  6,381,774             0.3%
    Hibiya Engineering, Ltd.                                           120,800  1,566,160             0.1%
    Hirakawa Hewtech Corp.                                                 900      9,936             0.0%
#   Hisaka Works, Ltd.                                                 100,200    768,781             0.0%
#   Hitachi Koki Co., Ltd.                                             311,600  2,270,054             0.1%
    Hitachi Transport System, Ltd.                                     278,000  4,894,007             0.2%
    Hitachi Zosen Corp.                                                991,379  5,418,452             0.2%
    Hito Communications, Inc.                                            1,300     28,397             0.0%
    Hokuetsu Industries Co., Ltd.                                      105,900    742,656             0.0%
#   Hokuriku Electrical Construction Co., Ltd.                          23,000    198,826             0.0%
    Hosokawa Micron Corp.                                              176,000    875,542             0.0%
    Howa Machinery, Ltd.                                                72,100    411,701             0.0%
#   Ichiken Co., Ltd.                                                  143,000    518,690             0.0%
    ICHINEN HOLDINGS Co., Ltd.                                         114,200    984,457             0.0%
    Idec Corp.                                                         158,800  1,329,212             0.1%
#   Iino Kaiun Kaisha, Ltd.                                            521,100  2,356,332             0.1%
    Inaba Denki Sangyo Co., Ltd.                                       138,700  4,327,857             0.2%
#   Inaba Seisakusho Co., Ltd.                                          49,700    531,603             0.0%
#   Inabata & Co., Ltd.                                                308,400  3,572,225             0.1%
#   Inui Global Logistics Co., Ltd.                                     71,880    583,600             0.0%
#   Iseki & Co., Ltd.                                                1,110,000  1,828,504             0.1%
    Ishii Iron Works Co., Ltd.                                         110,000    181,409             0.0%
    Itoki Corp.                                                        213,800  1,563,040             0.1%
    Iwasaki Electric Co., Ltd.                                         372,000    757,075             0.0%
#   Iwatani Corp.                                                    1,087,000  6,017,978             0.2%
    JAC Recruitment Co., Ltd.                                            7,400     50,859             0.0%
#   Jalux, Inc.                                                         33,200    671,529             0.0%
#   Jamco Corp.                                                         77,700  3,259,280             0.1%
    Japan Foundation Engineering Co., Ltd.                             119,500    517,879             0.0%
    Japan Pulp & Paper Co., Ltd.                                       465,000  1,283,721             0.1%
    Japan Steel Works, Ltd. (The)                                    1,992,000  7,413,614             0.3%
    Japan Transcity Corp.                                              242,000    872,764             0.0%
    JK Holdings Co., Ltd.                                               89,940    379,362             0.0%
#   Juki Corp.                                                         183,600  2,268,222             0.1%
    Kamei Corp.                                                        148,700  1,479,505             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
    Kanaden Corp.                                                      113,000 $  891,364             0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                      190,000  1,111,521             0.0%
#   Kanamoto Co., Ltd.                                                 171,600  3,467,509             0.1%
    Kandenko Co., Ltd.                                                 626,000  4,423,474             0.2%
    Kanematsu Corp.                                                  2,395,625  3,955,740             0.2%
#   Katakura Industries Co., Ltd.                                      136,100  1,503,467             0.1%
#   Kato Works Co., Ltd.                                               309,000  1,325,683             0.1%
#   KAWADA TECHNOLOGIES, Inc.                                           58,900  2,086,766             0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                                  96,000    284,995             0.0%
    Kawasaki Kisen Kaisha, Ltd.                                      1,451,000  3,257,659             0.1%
    Keihin Co., Ltd.                                                   249,000    389,451             0.0%
*   KI Holdings Co., Ltd.                                               88,000    313,339             0.0%
    Kimura Chemical Plants Co., Ltd.                                    39,900    170,509             0.0%
    King Jim Co., Ltd.                                                  13,000     90,211             0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                       153,000    481,968             0.0%
#   Kintetsu World Express, Inc.                                       155,600  2,923,710             0.1%
    Kitagawa Iron Works Co., Ltd.                                      496,000  1,284,587             0.1%
    Kitano Construction Corp.                                          259,000    684,312             0.0%
#   Kito Corp.                                                         103,600    818,134             0.0%
#   Kitz Corp.                                                         543,500  2,501,546             0.1%
*   Kobe Electric Railway Co., Ltd.                                     29,000     85,669             0.0%
#   Kobelco Eco-Solutions Co., Ltd.                                     97,000    426,362             0.0%
    Koike Sanso Kogyo Co., Ltd.                                        145,000    408,605             0.0%
#   Kokusai Co., Ltd.                                                   40,400    498,157             0.0%
    Kokuyo Co., Ltd.                                                   527,825  5,888,751             0.2%
#   KOMAIHALTEC, Inc.                                                  227,000    419,764             0.0%
    Komatsu Wall Industry Co., Ltd.                                     40,000    666,236             0.0%
    Komori Corp.                                                       348,700  4,125,506             0.2%
    Kondotec, Inc.                                                     124,000    796,378             0.0%
    Konoike Transport Co., Ltd.                                         70,600    874,705             0.0%
#   Kosaido Co., Ltd.                                                  257,200    825,415             0.0%
    KRS Corp.                                                           36,200    773,941             0.0%
    Kumagai Gumi Co., Ltd.                                           1,756,000  5,261,162             0.2%
#   Kuroda Electric Co., Ltd.                                          219,100  4,438,173             0.2%
    Kyodo Printing Co., Ltd.                                           525,000  1,456,375             0.1%
    Kyokuto Boeki Kaisha, Ltd.                                          58,000    121,901             0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                   204,200  2,160,968             0.1%
    Kyoritsu Printing Co., Ltd.                                        105,300    270,558             0.0%
    Kyowa Exeo Corp.                                                   481,800  5,028,109             0.2%
#   Kyudenko Corp.                                                     219,000  4,514,182             0.2%
#   Link And Motivation, Inc.                                          251,400    275,785             0.0%
#   Lonseal Corp.                                                      116,000    151,152             0.0%
#   Maeda Corp.                                                        821,000  5,961,732             0.2%
#   Maeda Kosen Co., Ltd.                                              102,300    779,706             0.0%
    Maeda Road Construction Co., Ltd.                                  387,000  7,034,679             0.3%
    Maezawa Industries, Inc.                                            35,700    120,023             0.0%
    Maezawa Kasei Industries Co., Ltd.                                  45,600    396,959             0.0%
    Maezawa Kyuso Industries Co., Ltd.                                  48,200    615,332             0.0%
    Makino Milling Machine Co., Ltd.                                   655,000  5,073,282             0.2%
    Marubeni Construction Material Lease Co., Ltd.                      75,000    141,664             0.0%
#   Marufuji Sheet Piling Co., Ltd.                                     58,000    137,185             0.0%
    Maruka Machinery Co., Ltd.                                          32,200    471,186             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
    Maruyama Manufacturing Co., Inc.                                   230,000 $  376,093             0.0%
    Maruzen Co., Ltd.-General Commercial Kitchen Appliances &
      Equipment                                                         46,000    381,088             0.0%
    Maruzen Showa Unyu Co., Ltd.                                       300,000  1,088,092             0.0%
    Matsuda Sangyo Co., Ltd.                                            81,082    950,630             0.0%
    Matsui Construction Co., Ltd.                                      124,600    700,687             0.0%
#   Max Co., Ltd.                                                      191,000  1,931,830             0.1%
    Meidensha Corp.                                                  1,171,050  4,118,904             0.2%
#   Meiji Shipping Co., Ltd.                                           111,000    496,970             0.0%
#   Meisei Industrial Co., Ltd.                                        251,000  1,177,583             0.1%
    Meitec Corp.                                                       181,300  6,584,393             0.3%
#   Meiwa Corp.                                                        161,700    586,689             0.0%
    Mesco, Inc.                                                         22,000    162,676             0.0%
    Mirait Holdings Corp.                                              380,085  3,293,537             0.1%
    Mitani Corp.                                                        68,200  1,689,438             0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                      49,000    121,740             0.0%
#   Mitsubishi Logistics Corp.                                          26,000    373,149             0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                              159,600    677,125             0.0%
    Mitsubishi Pencil Co., Ltd.                                         95,800  4,289,499             0.2%
    Mitsuboshi Belting, Ltd.                                           328,000  2,726,699             0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                      5,109,000  7,865,398             0.3%
    Mitsui Matsushima Co., Ltd.                                        847,000    830,134             0.0%
    Mitsui-Soko Holdings Co., Ltd.                                     626,000  2,019,779             0.1%
    Mitsumura Printing Co., Ltd.                                        93,000    192,361             0.0%
#   Miura Co., Ltd.                                                    247,700  2,955,560             0.1%
#   Miyaji Engineering Group, Inc.                                     377,175    682,912             0.0%
#   Morita Holdings Corp.                                              232,300  2,478,848             0.1%
#   NAC Co., Ltd.                                                       58,900    403,963             0.0%
#   Nachi-Fujikoshi Corp.                                            1,025,000  4,601,444             0.2%
    Nagase & Co., Ltd.                                                 374,900  4,649,330             0.2%
    Nakabayashi Co., Ltd.                                              211,000    540,129             0.0%
    Nakano Corp.                                                        14,800     90,868             0.0%
#   Namura Shipbuilding Co., Ltd.                                      217,228  1,899,708             0.1%
    Narasaki Sangyo Co., Ltd.                                          103,000    228,481             0.0%
    NDS Co., Ltd.                                                      241,000    595,391             0.0%
#   NEC Capital Solutions, Ltd.                                         43,800    631,841             0.0%
    Nichias Corp.                                                      581,000  3,661,849             0.1%
    Nichiban Co., Ltd.                                                 119,000    567,706             0.0%
    Nichiden Corp.                                                      22,600    547,736             0.0%
    Nichiha Corp.                                                      143,680  1,937,657             0.1%
    Nichireki Co., Ltd.                                                148,000  1,174,122             0.1%
#   Nihon Flush Co., Ltd.                                                2,500     28,262             0.0%
    Nihon M&A Center, Inc.                                             198,100  8,171,293             0.3%
#   Nihon Trim Co., Ltd.                                                18,200    678,685             0.0%
    Nikkato Corp.                                                          700      2,350             0.0%
    Nikko Co., Ltd.                                                    155,000    508,576             0.0%
    Nikkon Holdings Co., Ltd.                                          356,800  6,892,752             0.3%
    Nippo Corp.                                                        142,000  2,474,473             0.1%
    Nippon Air Conditioning Services Co., Ltd.                          14,900    148,515             0.0%
    Nippon Carbon Co., Ltd.                                            648,000  1,812,637             0.1%
    Nippon Densetsu Kogyo Co., Ltd.                                    230,300  4,364,735             0.2%
    Nippon Filcon Co., Ltd.                                             70,900    312,861             0.0%
    Nippon Hume Corp.                                                  129,400    820,711             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
    Nippon Kanzai Co., Ltd.                                             84,800 $ 1,305,619             0.1%
    Nippon Koei Co., Ltd.                                              390,000   1,569,674             0.1%
#   Nippon Parking Development Co., Ltd.                             1,197,800   1,372,154             0.1%
    Nippon Rietec Co., Ltd.                                              7,000      49,966             0.0%
    Nippon Road Co., Ltd. (The)                                        384,000   2,086,378             0.1%
    Nippon Seisen Co., Ltd.                                            100,000     440,970             0.0%
#*  Nippon Sharyo, Ltd.                                                422,000   1,011,218             0.0%
#*  Nippon Sheet Glass Co., Ltd.                                     6,156,000   5,284,161             0.2%
    Nippon Steel & Sumikin Bussan Corp.                                955,599   3,322,893             0.1%
    Nippon Thompson Co., Ltd.                                          410,000   1,944,895             0.1%
    Nippon Tungsten Co., Ltd.                                           62,000     100,222             0.0%
    Nishi-Nippon Railroad Co., Ltd.                                  1,852,000   9,576,171             0.4%
    Nishimatsu Construction Co., Ltd.                                1,803,000   7,157,647             0.3%
    Nishio Rent All Co., Ltd.                                           92,500   2,152,842             0.1%
#   Nissei ASB Machine Co., Ltd.                                        46,700     953,994             0.0%
    Nissei Corp.                                                        37,900     305,378             0.0%
    Nissei Plastic Industrial Co., Ltd.                                197,500   1,668,872             0.1%
    Nissha Printing Co., Ltd.                                          157,500   3,425,090             0.1%
    Nisshinbo Holdings, Inc.                                           903,000  12,263,296             0.5%
    Nissin Corp.                                                       399,000   1,165,876             0.1%
    Nissin Electric Co., Ltd.                                          279,000   1,863,275             0.1%
    Nitta Corp.                                                        101,900   2,775,857             0.1%
    Nitto Boseki Co., Ltd.                                             898,000   2,704,708             0.1%
#   Nitto Kogyo Corp.                                                  159,700   3,082,023             0.1%
#   Nitto Kohki Co., Ltd.                                               68,500   1,452,629             0.1%
    Nitto Seiko Co., Ltd.                                              149,000     389,065             0.0%
#   Nittoc Construction Co., Ltd.                                       96,800     430,837             0.0%
#   Nittoku Engineering Co., Ltd.                                       80,900     740,526             0.0%
    NJS Co., Ltd.                                                       30,200     365,347             0.0%
    Noda Corp.                                                         153,600     444,450             0.0%
    Nomura Co., Ltd.                                                   216,500   2,925,684             0.1%
#   Noritake Co., Ltd/Nagoya Japan                                     642,000   1,482,519             0.1%
    Noritz Corp.                                                       192,500   3,008,922             0.1%
#   NS United Kaiun Kaisha, Ltd.                                       599,000   1,201,204             0.1%
#   Obara Group, Inc.                                                   77,700   3,251,125             0.1%
#   Obayashi Road Corp.                                                170,000   1,198,825             0.1%
#   Odelic Co., Ltd.                                                    17,900     483,538             0.0%
    Oiles Corp.                                                        165,050   2,624,018             0.1%
    Okabe Co., Ltd.                                                    242,100   1,928,105             0.1%
    Okamoto Machine Tool Works, Ltd.                                   205,000     257,922             0.0%
    Okamura Corp.                                                      381,900   3,543,347             0.1%
#   OKK Corp.                                                          425,000     507,167             0.0%
    OKUMA Corp.                                                        722,000   5,789,287             0.2%
    Okumura Corp.                                                      999,400   5,289,243             0.2%
    Onoken Co., Ltd.                                                    87,300     765,856             0.0%
    Organo Corp.                                                       228,000     935,926             0.0%
#   OSG Corp.                                                          444,300   8,357,354             0.3%
#   Outsourcing, Inc.                                                   54,600     992,803             0.0%
    Oyo Corp.                                                           93,700   1,201,566             0.1%
#   Pasco Corp.                                                        124,000     332,429             0.0%
#   Pasona Group, Inc.                                                 126,800     965,973             0.0%
    Penta-Ocean Construction Co., Ltd.                               1,684,400   7,649,195             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
    Pilot Corp.                                                        188,800 $7,993,821             0.3%
    Prestige International, Inc.                                       109,700  1,072,339             0.0%
    Pronexus, Inc.                                                     129,400    953,740             0.0%
#   PS Mitsubishi Construction Co., Ltd.                               137,300    458,393             0.0%
    Quick Co., Ltd.                                                      5,900     42,200             0.0%
    Raito Kogyo Co., Ltd.                                              300,900  2,877,641             0.1%
    Rheon Automatic Machinery Co., Ltd.                                 95,000    457,050             0.0%
    Ryobi, Ltd.                                                        779,200  2,872,874             0.1%
    Sakai Heavy Industries, Ltd.                                       237,000    465,932             0.0%
#   Sakai Moving Service Co., Ltd.                                      22,800  1,139,274             0.1%
    Sanki Engineering Co., Ltd.                                        297,600  2,457,433             0.1%
    Sanko Metal Industrial Co., Ltd.                                   136,000    304,230             0.0%
#   Sankyo Tateyama, Inc.                                              166,200  2,313,512             0.1%
    Sankyu, Inc.                                                     1,540,000  8,675,182             0.3%
    Sanoyas Holdings Corp.                                              40,600     88,767             0.0%
    Sanwa Holdings Corp.                                             1,232,600  9,970,181             0.4%
    Sanyo Denki Co., Ltd.                                              254,000  1,546,978             0.1%
    Sanyo Engineering & Construction, Inc.                              48,000    228,547             0.0%
    Sanyo Industries, Ltd.                                              99,000    142,384             0.0%
#   Sata Construction Co., Ltd.                                         85,399    404,871             0.0%
#   Sato Holdings Corp.                                                135,900  2,954,407             0.1%
    Sato Shoji Corp.                                                    66,800    409,093             0.0%
#   SBS Holdings, Inc.                                                  90,700    837,139             0.0%
    Secom Joshinetsu Co., Ltd.                                          32,900  1,082,231             0.0%
#   Seibu Electric Industry Co., Ltd.                                   70,000    246,339             0.0%
    Seika Corp.                                                        313,000    711,203             0.0%
    Seikitokyu Kogyo Co., Ltd.                                         178,300    873,765             0.0%
    Sekisui Jushi Corp.                                                176,700  2,367,508             0.1%
#   Senko Co., Ltd.                                                    547,000  3,786,235             0.2%
#   Senshu Electric Co., Ltd.                                           36,200    521,375             0.0%
    Shibusawa Warehouse Co., Ltd. (The)                                263,000    670,358             0.0%
    Shibuya Kogyo Co., Ltd.                                             89,100  1,371,916             0.1%
#   Shima Seiki Manufacturing, Ltd.                                    169,900  2,536,405             0.1%
    Shin Nippon Air Technologies Co., Ltd.                              86,280    766,987             0.0%
    Shin-Keisei Electric Railway Co., Ltd.                             177,000    631,069             0.0%
    Shinmaywa Industries, Ltd.                                         537,000  5,862,334             0.2%
    Shinnihon Corp.                                                    189,300    896,900             0.0%
    Shinsho Corp.                                                      279,000    591,192             0.0%
    Shinwa Co., Ltd.                                                    16,900    237,450             0.0%
#   Shoko Co., Ltd.                                                    404,000    302,986             0.0%
#   Showa Aircraft Industry Co., Ltd.                                   15,837    160,437             0.0%
    Sinfonia Technology Co., Ltd.                                      567,000    979,090             0.0%
#   Sinko Industries, Ltd.                                             110,700  1,174,414             0.1%
#   Sintokogio, Ltd.                                                   265,000  2,278,336             0.1%
    Soda Nikka Co., Ltd.                                                67,000    280,663             0.0%
    Sodick Co., Ltd.                                                   191,900  1,415,440             0.1%
    Space Co., Ltd.                                                     61,920    683,461             0.0%
#   Srg Takamiya Co., Ltd.                                             106,300    510,647             0.0%
    Star Micronics Co., Ltd.                                           221,700  3,009,288             0.1%
    Subaru Enterprise Co., Ltd.                                         55,000    192,745             0.0%
    Sugimoto & Co., Ltd.                                                30,500    353,499             0.0%
    Sumitomo Densetsu Co., Ltd.                                        104,400  1,368,793             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Industrials -- (Continued)
#   Sumitomo Mitsui Construction Co., Ltd.                           4,537,800 $4,408,401             0.2%
    Sumitomo Precision Products Co., Ltd.                              189,000    739,783             0.0%
    Sumitomo Warehouse Co., Ltd. (The)                                 819,000  4,345,025             0.2%
#*  SWCC Showa Holdings Co., Ltd.                                    1,683,000  1,112,517             0.1%
    Tadano, Ltd.                                                       281,000  3,356,669             0.1%
    Taihei Dengyo Kaisha, Ltd.                                         162,000  1,721,625             0.1%
#   Taiheiyo Kouhatsu, Inc.                                            407,000    298,980             0.0%
#   Taikisha, Ltd.                                                     147,000  3,558,582             0.1%
#   Takano Co., Ltd.                                                    49,400    285,716             0.0%
    Takaoka Toko Co., Ltd.                                              43,520    514,138             0.0%
    Takara Printing Co., Ltd.                                           34,055    379,725             0.0%
    Takara Standard Co., Ltd.                                          507,000  3,829,885             0.2%
    Takasago Thermal Engineering Co., Ltd.                             319,500  4,586,787             0.2%
    Takashima & Co., Ltd.                                              225,000    486,596             0.0%
#   Takeei Corp.                                                       119,500  1,152,880             0.1%
    Takeuchi Manufacturing Co., Ltd.                                   205,200  3,865,319             0.2%
#   Takigami Steel Construction Co., Ltd. (The)                         50,000    216,506             0.0%
    Takisawa Machine Tool Co., Ltd.                                    368,000    507,641             0.0%
    Takuma Co., Ltd.                                                   436,000  3,442,722             0.1%
    Tanseisha Co., Ltd.                                                162,449  1,197,141             0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                          275,600  1,051,926             0.0%
    TECHNO ASSOCIE Co., Ltd.                                            56,800    542,926             0.0%
    Techno Ryowa, Ltd.                                                  69,390    399,079             0.0%
    Teikoku Electric Manufacturing Co., Ltd.                            89,400    614,887             0.0%
#   Teikoku Sen-I Co., Ltd.                                            102,100  1,289,877             0.1%
#   Tekken Corp.                                                       234,000    651,698             0.0%
    Teraoka Seisakusho Co., Ltd.                                        53,600    201,723             0.0%
    Toa Corp.                                                        1,103,000  2,502,712             0.1%
    TOA ROAD Corp.                                                     266,000  1,047,182             0.0%
#*  Tobishima Corp.                                                  1,155,500  2,032,198             0.1%
    Tocalo Co., Ltd.                                                    82,300  1,652,033             0.1%
    Toda Corp.                                                       1,179,000  6,413,491             0.3%
    Toenec Corp.                                                       212,000  1,640,934             0.1%
    Togami Electric Manufacturing Co., Ltd.                             14,000     83,025             0.0%
#   TOKAI Holdings Corp.                                               528,400  2,240,848             0.1%
    Tokai Lease Co., Ltd.                                              154,000    281,265             0.0%
    Tokyo Energy & Systems, Inc.                                       139,000  1,345,871             0.1%
#   Tokyo Keiki, Inc.                                                  354,000    700,482             0.0%
*   Tokyo Kikai Seisakusho, Ltd.                                       256,000    126,406             0.0%
    Tokyo Sangyo Co., Ltd.                                              81,000    361,626             0.0%
    Toli Corp.                                                         261,000    741,475             0.0%
    Tomoe Corp.                                                        152,000    464,513             0.0%
#   Tomoe Engineering Co., Ltd.                                         37,200    468,424             0.0%
    Tonami Holdings Co., Ltd.                                          322,000  1,050,817             0.0%
    Toppan Forms Co., Ltd.                                             298,500  3,845,494             0.2%
#   Torishima Pump Manufacturing Co., Ltd.                             117,100    908,460             0.0%
    Toshiba Machine Co., Ltd.                                          663,000  2,283,090             0.1%
    Toshiba Plant Systems & Services Corp.                             262,650  2,813,361             0.1%
#   Tosho Printing Co., Ltd.                                           236,000    992,767             0.0%
    Totetsu Kogyo Co., Ltd.                                            145,100  3,137,434             0.1%
#   Toyo Construction Co., Ltd.                                        377,100  1,733,033             0.1%
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.           207,000    754,248             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Industrials -- (Continued)
#   Toyo Engineering Corp.                                             689,400 $  1,733,631             0.1%
    Toyo Machinery & Metal Co., Ltd.                                    87,400      324,967             0.0%
    Toyo Tanso Co., Ltd.                                                67,000      964,745             0.0%
#   Toyo Wharf & Warehouse Co., Ltd.                                   340,000      535,049             0.0%
    Trancom Co., Ltd.                                                   42,400    2,043,621             0.1%
    Trinity Industrial Corp.                                            19,000       74,656             0.0%
    Trusco Nakayama Corp.                                              112,700    3,951,394             0.2%
    Trust Tech, Inc.                                                    22,800      430,457             0.0%
    Tsubakimoto Chain Co.                                              845,700    6,196,663             0.2%
    Tsubakimoto Kogyo Co., Ltd.                                        117,000      326,615             0.0%
#*  Tsudakoma Corp.                                                    294,000      292,691             0.0%
#   Tsugami Corp.                                                      395,000    1,933,751             0.1%
#   Tsukishima Kikai Co., Ltd.                                         129,500    1,234,801             0.1%
    Tsurumi Manufacturing Co., Ltd.                                     92,200    1,684,081             0.1%
    TTK Co., Ltd.                                                       62,000      238,046             0.0%
    Uchida Yoko Co., Ltd.                                              322,000    1,033,096             0.0%
#   Ueki Corp.                                                         354,000      726,751             0.0%
#   Union Tool Co.                                                      49,200    1,214,422             0.1%
    Ushio, Inc.                                                        334,700    4,610,766             0.2%
    Utoc Corp.                                                          98,700      406,172             0.0%
#   Wakachiku Construction Co., Ltd.                                 1,141,000    1,445,407             0.1%
    Wakita & Co., Ltd.                                                 219,800    1,729,868             0.1%
    WDB Holdings Co., Ltd.                                               8,900       94,691             0.0%
    Weathernews, Inc.                                                   36,800    1,184,322             0.1%
    World Holdings Co., Ltd.                                             2,400       34,355             0.0%
#   Yahagi Construction Co., Ltd.                                      159,400    1,371,118             0.1%
    YAMABIKO Corp.                                                     184,328    1,696,325             0.1%
    Yamato Corp.                                                        82,000      325,492             0.0%
    Yamaura Corp.                                                       16,200       64,657             0.0%
    Yamazen Corp.                                                      296,900    2,651,407             0.1%
    Yasuda Logistics Corp.                                              97,300      774,492             0.0%
    Yokogawa Bridge Holdings Corp.                                     177,600    1,646,341             0.1%
    Yondenko Corp.                                                     128,800      467,965             0.0%
    Yuasa Trading Co., Ltd.                                            105,000    2,447,571             0.1%
    Yuken Kogyo Co., Ltd.                                              196,000      380,312             0.0%
#   Yumeshin Holdings Co., Ltd.                                        154,700      894,852             0.0%
    Yurtec Corp.                                                       249,000    2,389,138             0.1%
    Yusen Logistics Co., Ltd.                                          109,500    1,277,554             0.1%
#   Zuiko Corp.                                                         18,300      689,041             0.0%
                                                                               ------------            ----
Total Industrials                                                               749,990,921            28.5%
                                                                               ------------            ----
Information Technology -- (10.3%)
#   A&D Co., Ltd.                                                      120,200      441,542             0.0%
#   Advantest Corp.                                                    279,500    2,229,593             0.1%
    Ai Holdings Corp.                                                  248,300    6,043,300             0.2%
    Aichi Tokei Denki Co., Ltd.                                        187,000      503,113             0.0%
#   Aiphone Co., Ltd.                                                   79,000    1,215,155             0.1%
#*  Allied Telesis Holdings K.K.                                       397,100      216,210             0.0%
    Alpha Systems, Inc.                                                 32,560      549,167             0.0%
    Amano Corp.                                                        374,300    4,861,659             0.2%
    Anritsu Corp.                                                      857,300    5,583,016             0.2%
#   AOI Electronics Co., Ltd.                                           26,900      782,248             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Information Technology -- (Continued)
    Argo Graphics, Inc.                                                 22,600 $  327,731             0.0%
    Arisawa Manufacturing Co., Ltd.                                    192,200  1,187,733             0.1%
    Asahi Net, Inc.                                                     59,600    266,001             0.0%
    Axell Corp.                                                         47,500    538,691             0.0%
    Azbil Corp.                                                        182,300  4,599,280             0.2%
    Broadleaf Co., Ltd.                                                118,700  1,359,660             0.1%
    CAC Holdings Corp.                                                  50,500    413,225             0.0%
    Canon Electronics, Inc.                                            132,000  2,251,627             0.1%
    Capcom Co., Ltd.                                                   294,600  6,211,599             0.2%
    Chino Corp.                                                         37,100    334,717             0.0%
#   CMK Corp.                                                          260,100    495,202             0.0%
    Computer Engineering & Consulting, Ltd.                             74,200    658,345             0.0%
    CONEXIO Corp.                                                      125,900  1,269,657             0.1%
#   COOKPAD, Inc.                                                      287,400  5,468,796             0.2%
    Cresco, Ltd.                                                        26,500    421,979             0.0%
#   CROOZ, Inc.                                                         32,400    709,252             0.0%
#   Dai-ichi Seiko Co., Ltd.                                            55,600    738,164             0.0%
#   Daishinku Corp.                                                    188,000    381,121             0.0%
    Daito Electron Co., Ltd.                                             5,900     43,770             0.0%
    Daiwabo Holdings Co., Ltd.                                       1,186,000  2,335,579             0.1%
#   Denki Kogyo Co., Ltd.                                              251,000  1,071,754             0.0%
    Digital Arts, Inc.                                                   7,600    128,063             0.0%
    Digital Garage, Inc.                                                 5,400     84,132             0.0%
    DKK-Toa Corp.                                                       38,200    156,285             0.0%
    DTS Corp.                                                          122,000  2,883,845             0.1%
    Eizo Corp.                                                         109,700  2,568,265             0.1%
    Elecom Co., Ltd.                                                   101,400  1,229,798             0.1%
    Elematec Corp.                                                      54,171  1,327,569             0.1%
    EM Systems Co., Ltd.                                                18,500    334,487             0.0%
    Enplas Corp.                                                        57,000  2,097,641             0.1%
    ESPEC Corp.                                                         98,400    920,928             0.0%
#   Excel Co., Ltd.                                                     49,300    635,324             0.0%
#   F@N Communications, Inc.                                           194,900  1,393,992             0.1%
    Faith, Inc.                                                         27,910    304,444             0.0%
#*  FDK Corp.                                                          601,000    623,430             0.0%
    Ferrotec Corp.                                                     174,000  1,695,951             0.1%
    Fuji Soft, Inc.                                                    116,600  2,227,955             0.1%
    Fujitsu Frontech, Ltd.                                              75,300    976,715             0.0%
    Furuno Electric Co., Ltd.                                          137,500    929,345             0.0%
    Furuya Metal Co., Ltd.                                              11,800    196,538             0.0%
    Future Architect, Inc.                                             129,200    704,244             0.0%
    GMO internet, Inc.                                                 401,700  5,689,322             0.2%
    GMO Payment Gateway, Inc.                                           98,500  3,879,411             0.2%
#   Gree, Inc.                                                         672,200  3,404,962             0.1%
#   Gurunavi, Inc.                                                     172,800  3,151,728             0.1%
    Hakuto Co., Ltd.                                                    84,500    990,777             0.0%
    Hioki EE Corp.                                                      45,700    830,335             0.0%
    Hitachi Kokusai Electric, Inc.                                     332,500  4,590,820             0.2%
#   Hochiki Corp.                                                      143,000  1,422,188             0.1%
    Hokuriku Electric Industry Co., Ltd.                               482,000    674,272             0.0%
#   Horiba, Ltd.                                                       212,650  8,367,458             0.3%
#   Hosiden Corp.                                                      257,000  1,580,413             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
Information Technology -- (Continued)
    I-Net Corp.                                                       53,900 $   530,131             0.0%
#   Ibiden Co., Ltd.                                                  83,000   1,143,667             0.1%
    Icom, Inc.                                                        46,600     968,374             0.0%
#   Ikegami Tsushinki Co., Ltd.                                      309,000     389,094             0.0%
    Imagica Robot Holdings, Inc.                                      53,800     221,157             0.0%
    Ines Corp.                                                       196,600   1,760,418             0.1%
    Infocom Corp.                                                     80,400     697,598             0.0%
    Information Services International-Dentsu, Ltd.                   75,900   1,185,891             0.1%
    Innotech Corp.                                                    93,000     369,450             0.0%
    Internet Initiative Japan, Inc.                                  191,600   3,585,678             0.1%
#   Iriso Electronics Co., Ltd.                                       50,500   2,226,881             0.1%
    IT Holdings Corp.                                                505,101  12,486,557             0.5%
#   Itfor, Inc.                                                       56,300     240,558             0.0%
*   Iwatsu Electric Co., Ltd.                                        500,000     334,216             0.0%
    Japan Aviation Electronics Industry, Ltd.                         49,000     867,990             0.0%
    Japan Digital Laboratory Co., Ltd.                                93,600   1,196,836             0.1%
#*  Japan Display, Inc.                                              308,700     969,821             0.0%
#   Japan Material Co., Ltd.                                          11,600     206,322             0.0%
    Japan Radio Co., Ltd.                                            326,000   1,161,541             0.1%
    Jastec Co., Ltd.                                                  37,800     364,383             0.0%
#   JBCC Holdings, Inc.                                               87,500     556,032             0.0%
    Justsystems Corp.                                                160,600   1,273,697             0.1%
    Kaga Electronics Co., Ltd.                                       113,100   1,583,246             0.1%
    Kanematsu Electronics, Ltd.                                       72,000   1,100,350             0.1%
#*  KLab, Inc.                                                       191,400   1,936,882             0.1%
    Koa Corp.                                                        194,100   1,614,515             0.1%
    Kyoden Co., Ltd.                                                   1,300       1,983             0.0%
#   Kyoei Sangyo Co., Ltd.                                            97,000     143,618             0.0%
    Kyosan Electric Manufacturing Co., Ltd.                          279,000     784,722             0.0%
    Kyowa Electronic Instruments Co., Ltd.                           135,100     498,392             0.0%
#   LAC Co., Ltd.                                                     82,700   1,001,224             0.0%
    Lasertec Corp.                                                    41,500     452,893             0.0%
#*  Livesense, Inc.                                                   48,300     176,555             0.0%
*   Macnica Fuji Electronics Holdings, Inc.                          126,550   1,702,524             0.1%
    Marubun Corp.                                                     95,700     689,679             0.0%
    Maruwa Co., Ltd/Aichi                                             52,300   1,163,544             0.1%
#   Marvelous, Inc.                                                  196,300   1,570,454             0.1%
#   Megachips Corp.                                                  122,000   1,233,834             0.1%
*   Meiko Electronics Co., Ltd.                                      111,800     256,403             0.0%
    Melco Holdings, Inc.                                              75,500   1,305,740             0.1%
#   Micronics Japan Co., Ltd.                                        167,000   1,690,354             0.1%
    Mimasu Semiconductor Industry Co., Ltd.                          101,981     960,279             0.0%
    Miraial Co., Ltd.                                                 29,800     289,079             0.0%
    Miroku Jyoho Service Co., Ltd.                                    96,700     693,302             0.0%
    Mitsubishi Research Institute, Inc.                               32,600     807,618             0.0%
    Mitsui High-Tec, Inc.                                            150,700     883,983             0.0%
#   Mitsumi Electric Co., Ltd.                                       405,400   2,447,501             0.1%
#   Mobile Create Co., Ltd.                                           27,000     101,593             0.0%
    MTI, Ltd.                                                        168,800   1,077,679             0.1%
    Mutoh Holdings Co., Ltd.                                         126,000     312,781             0.0%
    Nagano Keiki Co., Ltd.                                             5,500      37,589             0.0%
#   Nakayo, Inc.                                                     396,000   1,129,774             0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Information Technology -- (Continued)
    NEC Networks & System Integration Corp.                            136,600 $2,558,759             0.1%
    NET One Systems Co., Ltd.                                          525,900  3,242,428             0.1%
*   New Japan Radio Co., Ltd.                                           96,000    425,644             0.0%
    Nichicon Corp.                                                     324,600  2,602,309             0.1%
    NIFTY Corp.                                                         46,100    424,849             0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                        102,700    719,218             0.0%
#   Nihon Unisys, Ltd.                                                 346,175  3,803,401             0.2%
#   Nippon Ceramic Co., Ltd.                                            62,200    915,287             0.0%
#   Nippon Chemi-Con Corp.                                             950,000  2,198,168             0.1%
#   Nippon Kodoshi Corp.                                                25,000    207,104             0.0%
    Nippon Signal Co., Ltd.                                            310,600  3,226,749             0.1%
#   Nippon Systemware Co., Ltd.                                         29,400    210,404             0.0%
    Nohmi Bosai, Ltd.                                                  132,600  1,643,438             0.1%
    Noritsu Koki Co., Ltd.                                              76,800    385,145             0.0%
    NS Solutions Corp.                                                 100,300  4,895,243             0.2%
#   NSD Co., Ltd.                                                      155,080  2,160,245             0.1%
    Nuflare Technology, Inc.                                            18,500    826,435             0.0%
#*  Ohara, Inc.                                                         47,600    232,353             0.0%
#   Oizumi Corp.                                                        28,500    149,837             0.0%
    Okaya Electric Industries Co., Ltd.                                 73,000    240,024             0.0%
    Oki Electric Industry Co., Ltd.                                  4,751,000  8,018,926             0.3%
    ONO Sokki Co., Ltd.                                                 58,400    458,536             0.0%
    Optex Co., Ltd.                                                     63,900  1,211,220             0.1%
#   Origin Electric Co., Ltd.                                          173,000    481,433             0.0%
#   Osaki Electric Co., Ltd.                                           168,000    860,142             0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                        111,600    612,114             0.0%
    PCA Corp.                                                            2,500     31,962             0.0%
    Poletowin Pitcrew Holdings, Inc.                                    13,100    111,906             0.0%
    Riken Keiki Co., Ltd.                                               76,100    963,280             0.0%
    Riso Kagaku Corp.                                                  180,600  3,275,807             0.1%
    Roland DG Corp.                                                     49,900  1,137,241             0.1%
    Ryoden Trading Co., Ltd.                                           174,000  1,138,257             0.1%
#   Ryosan Co., Ltd.                                                   184,300  4,460,046             0.2%
#   Ryoyo Electro Corp.                                                104,300  1,283,720             0.1%
#   Sanken Electric Co., Ltd.                                          673,000  2,339,051             0.1%
    Sanshin Electronics Co., Ltd.                                      149,900  1,590,359             0.1%
    Satori Electric Co., Ltd.                                           85,880    581,095             0.0%
#   Saxa Holdings, Inc.                                                298,000    609,295             0.0%
    SCREEN Holdings Co., Ltd.                                          980,000  5,790,171             0.2%
    Shibaura Electronics Co., Ltd.                                      26,200    374,234             0.0%
#   Shibaura Mechatronics Corp.                                        200,000    421,530             0.0%
#   Shindengen Electric Manufacturing Co., Ltd.                        433,000  1,581,354             0.1%
#*  Shinkawa, Ltd.                                                      57,300    336,846             0.0%
#   Shinko Electric Industries Co., Ltd.                               427,400  2,595,772             0.1%
    Shinko Shoji Co., Ltd.                                             121,700  1,356,207             0.1%
    Shizuki Electric Co., Inc.                                         100,000    471,255             0.0%
#   Siix Corp.                                                          92,900  2,614,429             0.1%
    SMK Corp.                                                          360,000  1,839,690             0.1%
#   SMS Co., Ltd.                                                      150,200  2,494,777             0.1%
    Softbank Technology Corp.                                           30,300    318,498             0.0%
*   Softbrain Co., Ltd.                                                161,300    247,541             0.0%
    Softcreate Holdings Corp.                                            2,700     21,237             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Information Technology -- (Continued)
    Sourcenext Corp.                                                  17,500 $     72,056             0.0%
    SRA Holdings                                                      47,500      975,605             0.0%
#   Sumida Corp.                                                     107,549      717,989             0.0%
    Sun-Wa Technos Corp.                                              35,100      293,006             0.0%
    Systena Corp.                                                    116,600    1,133,017             0.1%
#   Tabuchi Electric Co., Ltd.                                       145,100      993,076             0.0%
    Tachibana Eletech Co., Ltd.                                       83,160      936,668             0.0%
#   Taiyo Yuden Co., Ltd.                                            642,700    9,049,909             0.4%
    Tamura Corp.                                                     447,000    1,422,066             0.1%
    Teikoku Tsushin Kogyo Co., Ltd.                                  198,000      332,018             0.0%
    TKC Corp.                                                        104,700    2,467,936             0.1%
    Toko, Inc.                                                       208,000      593,093             0.0%
#   Tokyo Electron Device, Ltd.                                       37,200      480,144             0.0%
    Tokyo Seimitsu Co., Ltd.                                         231,900    5,119,929             0.2%
    Tomen Devices Corp.                                                2,400       39,601             0.0%
#   Topcon Corp.                                                      92,500    1,336,391             0.1%
    Tose Co., Ltd.                                                    22,100      149,835             0.0%
    Toshiba TEC Corp.                                                539,000    1,952,705             0.1%
    Toukei Computer Co., Ltd.                                         26,010      468,773             0.0%
    Towa Corp.                                                       124,500      668,195             0.0%
    Toyo Corp.                                                       131,600    1,028,235             0.0%
    Transcosmos, Inc.                                                152,100    4,246,804             0.2%
    UKC Holdings Corp.                                                64,900    1,300,404             0.1%
    Ulvac, Inc.                                                      249,600    4,439,087             0.2%
#   Uniden Holdings Corp.                                            366,000      582,643             0.0%
#*  UT Group Co., Ltd.                                               189,500    1,031,341             0.0%
    Vitec Holdings Co., Ltd.                                          36,200      448,323             0.0%
#   Wacom Co., Ltd.                                                  907,100    3,395,306             0.1%
    Wellnet Corp.                                                     19,100      377,125             0.0%
    Y A C Co., Ltd.                                                   31,000      243,005             0.0%
#   Yamaichi Electronics Co., Ltd.                                   120,500    1,066,950             0.0%
    Yashima Denki Co., Ltd.                                           25,600      123,432             0.0%
    Yokowo Co., Ltd.                                                  86,200      470,279             0.0%
    Zappallas, Inc.                                                   55,900      225,819             0.0%
    Zuken, Inc.                                                       64,400      602,170             0.0%
                                                                             ------------            ----
Total Information Technology                                                  299,371,811            11.4%
                                                                             ------------            ----
Materials -- (10.6%)
    Achilles Corp.                                                   909,000    1,123,045             0.1%
    ADEKA Corp.                                                      523,000    7,685,910             0.3%
    Agro-Kanesho Co., Ltd.                                            31,900      257,836             0.0%
    Aichi Steel Corp.                                                673,000    2,923,382             0.1%
    Alconix Corp.                                                     50,900      713,380             0.0%
    Arakawa Chemical Industries, Ltd.                                 86,300      857,984             0.0%
    Araya Industrial Co., Ltd.                                       268,000      322,790             0.0%
    Asahi Holdings, Inc.                                             155,550    2,289,100             0.1%
    Asahi Organic Chemicals Industry Co., Ltd.                       412,000      760,695             0.0%
    Asahi Printing Co., Ltd.                                             800       13,929             0.0%
    Asia Pile Holdings Corp.                                          15,700       96,508             0.0%
    C Uyemura & Co., Ltd.                                             22,800    1,188,121             0.1%
#   Carlit Holdings Co., Ltd.                                         71,700      312,014             0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                                   552,000      981,577             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Materials -- (Continued)
*   Chugai Mining Co., Ltd.                                          1,012,400 $  217,468             0.0%
    Chugoku Marine Paints, Ltd.                                        345,000  2,466,369             0.1%
    Dai Nippon Toryo Co., Ltd.                                         740,000  1,128,796             0.1%
    Daido Steel Co., Ltd.                                              691,000  2,645,016             0.1%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                              17,600    698,299             0.0%
    Daiken Corp.                                                       390,000  1,139,373             0.1%
    Daiki Aluminium Industry Co., Ltd.                                 153,000    417,738             0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            408,000  1,933,169             0.1%
#   Daio Paper Corp.                                                   523,500  5,164,607             0.2%
    DC Co., Ltd.                                                       110,700    334,902             0.0%
    Denka Co., Ltd.                                                  1,753,000  8,134,823             0.3%
#   DKS Co., Ltd.                                                      207,000    649,998             0.0%
    Dynapac Co., Ltd.                                                   25,000     55,855             0.0%
#   FP Corp.                                                           148,000  6,054,059             0.2%
#   Fuji Seal International, Inc.                                      141,200  4,793,824             0.2%
    Fujikura Kasei Co., Ltd.                                           145,500    683,422             0.0%
    Fujimi, Inc.                                                        91,800  1,380,632             0.1%
    Fujimori Kogyo Co., Ltd.                                            75,000  2,066,140             0.1%
#   Fumakilla, Ltd.                                                     78,000    276,288             0.0%
    Fuso Chemical Co., Ltd.                                             39,600    502,035             0.0%
#   Godo Steel, Ltd.                                                   874,000  1,529,455             0.1%
    Gun-Ei Chemical Industry Co., Ltd.                                 286,000    696,952             0.0%
    Harima Chemicals Group, Inc.                                        73,300    326,830             0.0%
    Hodogaya Chemical Co., Ltd.                                        339,000    470,218             0.0%
    Hokkan Holdings, Ltd.                                              275,000    701,893             0.0%
    Hokko Chemical Industry Co., Ltd.                                  104,000    389,927             0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                     857,799  5,977,261             0.2%
    Honshu Chemical Industry Co., Ltd.                                  14,000    147,331             0.0%
#   Ihara Chemical Industry Co., Ltd.                                  199,100  2,428,261             0.1%
    Ise Chemical Corp.                                                  81,000    413,463             0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                     1,911,500  1,853,465             0.1%
#*  Ishizuka Glass Co., Ltd.                                           119,000    241,261             0.0%
    Japan Pure Chemical Co., Ltd.                                        1,600     30,169             0.0%
    JCU Corp.                                                           27,700    981,417             0.0%
#   JSP Corp.                                                           71,600  1,535,786             0.1%
    Kanto Denka Kogyo Co., Ltd.                                        250,000  1,946,157             0.1%
    Katakura & Co-op Agri Corp.                                         39,000     88,133             0.0%
    Kawakin Holdings Co., Ltd.                                          11,000     34,761             0.0%
#   Kawasaki Kasei Chemicals, Ltd.                                      57,000     79,511             0.0%
    Kimoto Co., Ltd.                                                   228,000    495,305             0.0%
    Koatsu Gas Kogyo Co., Ltd.                                         158,493    811,319             0.0%
#   Kogi Corp.                                                          55,000     81,571             0.0%
    Kohsoku Corp.                                                       60,200    443,194             0.0%
#   Konishi Co., Ltd.                                                   89,700  1,648,713             0.1%
    Krosaki Harima Corp.                                               270,000    548,595             0.0%
#   Kumiai Chemical Industry Co., Ltd.                                  54,400    437,714             0.0%
#   Kureha Corp.                                                       764,500  2,919,085             0.1%
#   Kurimoto, Ltd.                                                     682,000  1,168,064             0.1%
    Kyoei Steel, Ltd.                                                  106,200  1,756,167             0.1%
    Kyowa Leather Cloth Co., Ltd.                                       43,500    394,057             0.0%
    Lintec Corp.                                                       303,800  7,116,523             0.3%
#   MEC Co., Ltd.                                                       95,800    563,000             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Materials -- (Continued)
    Mitani Sekisan Co., Ltd.                                            24,000 $  328,628             0.0%
*   Mitsubishi Paper Mills, Ltd.                                     1,679,000  1,150,523             0.1%
    Mitsubishi Steel Manufacturing Co., Ltd.                           849,000  1,628,791             0.1%
    Mitsui Mining & Smelting Co., Ltd.                               3,568,000  6,858,650             0.3%
#   MORESCO Corp.                                                       39,700    515,540             0.0%
    Mory Industries, Inc.                                              152,000    440,238             0.0%
*   Nakayama Steel Works, Ltd.                                         845,000    563,732             0.0%
    Neturen Co., Ltd.                                                  166,900  1,193,464             0.1%
#*  New Japan Chemical Co., Ltd.                                       182,300    304,720             0.0%
    Nichia Steel Works, Ltd.                                           164,900    354,184             0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                       71,000    476,500             0.0%
#   Nihon Nohyaku Co., Ltd.                                            260,400  1,694,007             0.1%
    Nihon Parkerizing Co., Ltd.                                        553,500  4,923,529             0.2%
    Nihon Yamamura Glass Co., Ltd.                                     489,000    738,203             0.0%
    Nippon Carbide Industries Co., Inc.                                434,000    671,294             0.0%
#   Nippon Chemical Industrial Co., Ltd.                               477,000  1,090,123             0.1%
    Nippon Chutetsukan K.K.                                            113,000    181,951             0.0%
#   Nippon Concrete Industries Co., Ltd.                               203,100    653,449             0.0%
    Nippon Denko Co., Ltd.                                             673,414  1,358,149             0.1%
    Nippon Fine Chemical Co., Ltd.                                      83,200    633,864             0.0%
#   Nippon Kasei Chemical Co., Ltd.                                    192,000    205,666             0.0%
    Nippon Kayaku Co., Ltd.                                            511,000  5,331,158             0.2%
#*  Nippon Kinzoku Co., Ltd.                                           293,000    340,684             0.0%
#   Nippon Koshuha Steel Co., Ltd.                                     460,000    378,706             0.0%
    Nippon Light Metal Holdings Co., Ltd.                            3,227,300  5,520,187             0.2%
#   Nippon Paper Industries Co., Ltd.                                  154,000  2,854,342             0.1%
    Nippon Pillar Packing Co., Ltd.                                    116,800    979,682             0.0%
    Nippon Soda Co., Ltd.                                              871,000  6,760,873             0.3%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)                 287,000  2,125,732             0.1%
    Nippon Valqua Industries, Ltd.                                     489,000  1,205,840             0.1%
#*  Nippon Yakin Kogyo Co., Ltd.                                       831,300  1,148,614             0.1%
    Nisshin Steel Co., Ltd.                                            582,592  5,978,813             0.2%
#   Nitta Gelatin, Inc.                                                 37,900    244,822             0.0%
    Nittetsu Mining Co., Ltd.                                          364,000  1,603,578             0.1%
#   Nitto FC Co., Ltd.                                                  63,800    517,971             0.0%
    NOF Corp.                                                          870,000  6,218,633             0.2%
    Okamoto Industries, Inc.                                           405,000  3,670,195             0.1%
    Okura Industrial Co., Ltd.                                         296,000    842,650             0.0%
    Osaka Organic Chemical Industry, Ltd.                               66,000    342,220             0.0%
    Osaka Soda Co., Ltd.                                               424,000  1,476,406             0.1%
    Osaka Steel Co., Ltd.                                               83,300  1,497,623             0.1%
    OSAKA Titanium Technologies Co., Ltd.                              113,100  3,075,798             0.1%
#   Pacific Metals Co., Ltd.                                           924,000  2,472,775             0.1%
    Pack Corp. (The)                                                    79,600  1,886,727             0.1%
#*  Rasa Industries, Ltd.                                              480,000    541,370             0.0%
    Rengo Co., Ltd.                                                  1,328,000  6,312,916             0.2%
    Riken Technos Corp.                                                212,600    708,845             0.0%
    Sakai Chemical Industry Co., Ltd.                                  570,000  1,685,868             0.1%
#   Sakata INX Corp.                                                   235,200  2,145,319             0.1%
    Sanyo Chemical Industries, Ltd.                                    349,000  2,581,380             0.1%
    Sanyo Special Steel Co., Ltd.                                      650,300  2,678,750             0.1%
    Sekisui Plastics Co., Ltd.                                         268,000    870,057             0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Materials -- (Continued)
    Shikoku Chemicals Corp.                                            232,000 $  2,284,054             0.1%
    Shin-Etsu Polymer Co., Ltd.                                        190,300      992,914             0.0%
    Shinagawa Refractories Co., Ltd.                                   250,000      560,885             0.0%
#   Shinko Wire Co., Ltd.                                              184,000      252,624             0.0%
    Showa Denko KK                                                   2,774,000    3,493,781             0.1%
    Stella Chemifa Corp.                                                54,300      530,228             0.0%
    Sumitomo Bakelite Co., Ltd.                                      1,225,000    5,025,535             0.2%
    Sumitomo Osaka Cement Co., Ltd.                                  2,652,000   10,219,547             0.4%
    Sumitomo Seika Chemicals Co., Ltd.                                 279,000    1,945,230             0.1%
    T Hasegawa Co., Ltd.                                               130,600    1,711,951             0.1%
#   T&K Toka Co., Ltd.                                                  39,400      723,929             0.0%
#   Taisei Lamick Co., Ltd.                                             28,800      689,030             0.0%
#   Taiyo Holdings Co., Ltd.                                           102,100    3,509,086             0.1%
    Takasago International Corp.                                        87,200    2,301,009             0.1%
#   Takiron Co., Ltd.                                                  295,000    1,262,383             0.1%
*   Tanaka Chemical Corp.                                                1,100        7,587             0.0%
    Tayca Corp.                                                        164,000      684,730             0.0%
    Tenma Corp.                                                         79,600    1,348,646             0.1%
    Toagosei Co., Ltd.                                                 658,000    5,508,929             0.2%
#   Toda Kogyo Corp.                                                   219,000      594,640             0.0%
    Toho Zinc Co., Ltd.                                                800,000    2,210,892             0.1%
#   Tokai Carbon Co., Ltd.                                           1,289,000    3,514,812             0.1%
    Tokushu Tokai Paper Co., Ltd.                                      564,580    1,879,107             0.1%
#*  Tokuyama Corp.                                                   2,159,000    4,354,080             0.2%
#   Tokyo Ohka Kogyo Co., Ltd.                                         143,200    4,576,837             0.2%
#*  Tokyo Rope Manufacturing Co., Ltd.                                 688,000    1,064,119             0.1%
    Tokyo Steel Manufacturing Co., Ltd.                                652,000    4,350,907             0.2%
    Tokyo Tekko Co., Ltd.                                              251,000    1,163,431             0.1%
#   Tomoegawa Co., Ltd.                                                125,000      229,705             0.0%
#   Tomoku Co., Ltd.                                                   335,000      721,962             0.0%
    Topy Industries, Ltd.                                            1,142,000    2,569,460             0.1%
    Toyo Ink SC Holdings Co., Ltd.                                   1,157,000    4,770,615             0.2%
    Toyo Kohan Co., Ltd.                                               286,000      922,975             0.0%
    Toyobo Co., Ltd.                                                 5,776,000    8,466,741             0.3%
    TYK Corp.                                                          138,000      219,147             0.0%
#   UACJ Corp.                                                       1,486,415    2,886,557             0.1%
    Ube Industries, Ltd.                                             5,257,000   11,038,445             0.4%
    Wood One Co., Ltd.                                                 164,000      338,248             0.0%
#   Yamato Kogyo Co., Ltd.                                             134,800    3,590,683             0.1%
    Yodogawa Steel Works, Ltd.                                         144,700    2,550,769             0.1%
    Yotai Refractories Co., Ltd.                                         8,000       23,086             0.0%
    Yuki Gosei Kogyo Co., Ltd.                                          64,000      147,340             0.0%
    Yushiro Chemical Industry Co., Ltd.                                 61,400      710,237             0.0%
    Zeon Corp.                                                         117,000      954,928             0.0%
                                                                               ------------            ----
Total Materials                                                                 305,390,182            11.6%
                                                                               ------------            ----
Telecommunication Services -- (0.0%)
*   Japan Communications, Inc.                                          83,400      205,503             0.0%
    Okinawa Cellular Telephone Co.                                      43,200    1,206,253             0.1%
                                                                               ------------            ----
Total Telecommunication Services                                                  1,411,756             0.1%
                                                                               ------------            ----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Utilities -- (0.5%)
      Hiroshima Gas Co., Ltd.                                              30,000 $      109,013             0.0%
*     Hokkaido Electric Power Co., Inc.                                   330,100      3,526,321             0.1%
#     Hokkaido Gas Co., Ltd.                                              268,000        618,840             0.0%
      Hokuriku Gas Co., Ltd.                                               99,000        227,932             0.0%
      K&O Energy Group, Inc.                                               75,300        962,743             0.1%
      Okinawa Electric Power Co., Inc. (The)                              140,956      3,460,181             0.1%
      Saibu Gas Co., Ltd.                                               1,831,000      4,114,751             0.2%
      Shizuoka Gas Co., Ltd.                                              298,400      2,005,816             0.1%
      Toell Co., Ltd.                                                       6,700         34,872             0.0%
                                                                                  --------------           -----
Total Utilities                                                                       15,060,469             0.6%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                2,615,760,797            99.4%
                                                                                  --------------           -----

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund                                   23,923,381    276,793,521            10.5%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,682,924,757)                               $2,892,554,318           109.9%
                                                                                  ==============           =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------------------
                                                          LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                        ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                                        -- $  531,552,916   --    $  531,552,916
   Consumer Staples                                              --    242,174,726   --       242,174,726
   Energy                                                        --     25,382,203   --        25,382,203
   Financials                                           $16,855,962    300,287,942   --       317,143,904
   Health Care                                                   --    128,281,909   --       128,281,909
   Industrials                                              160,255    749,830,666   --       749,990,921
   Information Technology                                        --    299,371,811   --       299,371,811
   Materials                                                     --    305,390,182   --       305,390,182
   Telecommunication Services                                    --      1,411,756   --         1,411,756
   Utilities                                                     --     15,060,469   --        15,060,469
Securities Lending Collateral                                    --    276,793,521   --       276,793,521
                                                        ----------- --------------   --    --------------
TOTAL                                                   $17,016,217 $2,875,538,101   --    $2,892,554,318
                                                        =========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
*   AAT Corp., Ltd.                                                          99 $        --             0.0%
#*  ABM Resources NL                                                    325,867      43,974             0.0%
#   Acrux, Ltd.                                                         660,428     344,826             0.0%
    Adelaide Brighton, Ltd.                                           3,668,074  10,895,362             0.9%
*   Aditya Birla Minerals, Ltd.                                         630,320     103,145             0.0%
*   AED Oil, Ltd.                                                       363,401          --             0.0%
#   Ainsworth Game Technology, Ltd.                                     784,170   1,765,556             0.1%
#*  AJ Lucas Group, Ltd.                                                152,343      31,939             0.0%
#*  Alkane Resources, Ltd.                                            1,219,715     213,011             0.0%
    Alliance Resources, Ltd.                                            125,819       2,767             0.0%
#   ALS, Ltd.                                                           877,053   3,192,589             0.3%
    Altium, Ltd.                                                        222,654     709,876             0.1%
    Altona Mining, Ltd.                                               1,108,169      91,117             0.0%
#   Alumina, Ltd.                                                     5,177,801   3,972,420             0.3%
    AMA Group, Ltd.                                                      18,658      13,716             0.0%
    Amalgamated Holdings, Ltd.                                          466,519   4,645,732             0.4%
    Ansell, Ltd.                                                        528,919   7,526,506             0.6%
*   Antares Energy, Ltd.                                                199,346      57,810             0.0%
    AP Eagers, Ltd.                                                     234,655   1,779,386             0.1%
*   APN News & Media, Ltd.                                            4,904,331   1,786,623             0.1%
#*  Aquarius Platinum, Ltd.                                           4,962,517     860,643             0.1%
#   ARB Corp., Ltd.                                                     472,048   4,947,903             0.4%
#   Ardent Leisure Group                                                 93,983     185,723             0.0%
    Aristocrat Leisure, Ltd.                                          2,730,539  18,024,062             1.5%
#   Arrium, Ltd.                                                     17,951,296   1,268,432             0.1%
*   ASG Group, Ltd.                                                     898,212     702,787             0.1%
*   Atlantic, Ltd.                                                       21,276         498             0.0%
    Atlas Iron, Ltd.                                                  5,890,007     116,664             0.0%
#   Ausdrill, Ltd.                                                    1,723,145     421,301             0.0%
#*  Ausenco, Ltd.                                                       448,418     118,143             0.0%
    Austal, Ltd.                                                      1,148,615   1,851,604             0.2%
#   Austbrokers Holdings, Ltd.                                          250,302   1,680,521             0.1%
*   Austin Engineering, Ltd.                                            504,744     121,740             0.0%
#*  Australian Agricultural Co., Ltd.                                 2,385,475   2,555,394             0.2%
    Australian Pharmaceutical Industries, Ltd.                        2,403,274   3,382,091             0.3%
    Australian Vintage, Ltd.                                          3,979,004   1,050,007             0.1%
    Auswide Bank, Ltd.                                                   88,869     339,414             0.0%
#   Automotive Holdings Group, Ltd.                                   1,464,387   4,409,890             0.4%
*   Avanco Resources, Ltd.                                            2,444,368     105,801             0.0%
    Aveo Group                                                           15,566      34,003             0.0%
    AVJennings, Ltd.                                                  7,051,385   2,817,968             0.2%
#*  AWE, Ltd.                                                         3,356,993   1,499,406             0.1%
#*  Bandanna Energy, Ltd.                                               337,935       3,795             0.0%
    Bank of Queensland, Ltd.                                             40,228     372,937             0.0%
#*  BC Iron, Ltd.                                                     1,007,619     193,199             0.0%
#   Beach Energy, Ltd.                                                9,263,063   4,207,737             0.3%
#   Beadell Resources, Ltd.                                           2,424,377     276,826             0.0%
#   Bega Cheese, Ltd.                                                   514,153   2,114,601             0.2%
#*  Billabong International, Ltd.                                     3,784,843   1,975,625             0.2%
#   Blackmores, Ltd.                                                     81,784   9,736,025             0.8%
    BlueScope Steel, Ltd.                                             2,315,186   7,296,478             0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Boart Longyear, Ltd.                                             2,658,836 $   188,345             0.0%
*   Boom Logistics, Ltd.                                               986,820      76,131             0.0%
    Boral, Ltd.                                                        709,797   2,715,125             0.2%
#*  Bradken, Ltd.                                                    1,242,062     851,055             0.1%
#   Breville Group, Ltd.                                               765,489   3,567,936             0.3%
#   Brickworks, Ltd.                                                   228,958   2,365,375             0.2%
    BT Investment Management, Ltd.                                     580,053   4,690,771             0.4%
#*  Buccaneer Energy, Ltd.                                           3,283,586       3,512             0.0%
*   Bunuru Corp., Ltd.                                                       9          --             0.0%
#*  Buru Energy, Ltd.                                                  316,943      68,808             0.0%
#   Cabcharge Australia, Ltd.                                          863,423   1,728,060             0.1%
*   Cape Lambert Resources, Ltd.                                       726,958      10,330             0.0%
    Capitol Health, Ltd.                                                69,077      19,091             0.0%
*   Capral, Ltd.                                                        58,499       4,150             0.0%
#   Cardno, Ltd.                                                     1,120,208   2,422,559             0.2%
*   Carnarvon Petroleum, Ltd.                                        5,095,141     434,494             0.0%
*   Carnegie Wave Energy, Ltd.                                         563,165      20,031             0.0%
#   carsales.com, Ltd.                                               1,702,940  11,841,536             1.0%
#   Cash Converters International, Ltd.                              2,245,870     822,337             0.1%
*   CDS Technologies, Ltd.                                              13,276          --             0.0%
#   Cedar Woods Properties, Ltd.                                       323,002     964,653             0.1%
    Challenger, Ltd.                                                   766,666   4,470,605             0.4%
*   ChemGenex Pharmaceuticals, Ltd.                                    115,291          --             0.0%
#*  Clinuvel Pharmaceuticals, Ltd.                                      48,821      98,892             0.0%
    Cochlear, Ltd.                                                      10,800     681,623             0.1%
    Codan, Ltd.                                                        400,153     247,187             0.0%
*   Coffey International, Ltd.                                         198,864      57,758             0.0%
#   Collection House, Ltd.                                           2,021,422   2,673,605             0.2%
    Collins Foods, Ltd.                                                289,927     726,101             0.1%
*   Cooper Energy, Ltd.                                                336,842      50,209             0.0%
#   Corporate Travel Management, Ltd.                                  215,271   1,719,647             0.1%
    Coventry Group, Ltd.                                               144,778     125,735             0.0%
    Cover-More Group, Ltd.                                              38,994      62,990             0.0%
#   Credit Corp. Group, Ltd.                                           109,777     684,467             0.1%
#   CSG, Ltd.                                                          848,751     971,957             0.1%
    CSR, Ltd.                                                        3,350,138   6,558,528             0.5%
#*  Cudeco, Ltd.                                                       387,893     307,967             0.0%
*   Cue Energy Resources, Ltd.                                       1,378,665      69,171             0.0%
    Data#3, Ltd.                                                       556,711     462,803             0.0%
#   Decmil Group, Ltd.                                                 867,988     577,836             0.1%
*   Devine, Ltd.                                                       425,098     181,814             0.0%
#   Dick Smith Holdings, Ltd.                                           91,564      45,206             0.0%
    Domino's Pizza Enterprises, Ltd.                                   286,872   9,487,341             0.8%
    Downer EDI, Ltd.                                                 2,910,872   7,314,747             0.6%
#*  Drillsearch Energy, Ltd.                                         3,348,007   1,872,304             0.2%
    DuluxGroup, Ltd.                                                 3,101,823  12,968,193             1.1%
    DWS, Ltd.                                                          382,927     335,340             0.0%
    Echo Entertainment Group, Ltd.                                   4,207,608  15,207,176             1.2%
*   Elders, Ltd.                                                       220,688     670,491             0.1%
*   Emeco Holdings, Ltd.                                             3,480,007     135,775             0.0%
#*  Energy Resources of Australia, Ltd.                              1,156,799     279,526             0.0%
#*  Energy World Corp., Ltd.                                         4,185,404     741,789             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Enero Group, Ltd.                                                    12,387 $     6,955             0.0%
    Equity Trustees, Ltd.                                                17,011     279,472             0.0%
    ERM Power, Ltd.                                                     783,474     915,693             0.1%
    Ethane Pipeline Income Fund                                         190,260     219,862             0.0%
    Euroz, Ltd.                                                         101,762      66,008             0.0%
#   Evolution Mining, Ltd.                                            3,843,634   3,828,691             0.3%
    Fairfax Media, Ltd.                                              14,257,034   9,535,328             0.8%
    Fantastic Holdings, Ltd.                                            326,291     543,636             0.0%
*   FAR, Ltd.                                                         6,563,436     387,091             0.0%
    Finbar Group, Ltd.                                                  139,365     114,069             0.0%
#*  Fleetwood Corp., Ltd.                                               394,575     432,972             0.0%
#   FlexiGroup, Ltd.                                                    737,884   1,602,887             0.1%
#   Flight Centre Travel Group, Ltd.                                     68,990   1,856,078             0.2%
#*  Focus Minerals, Ltd.                                                 98,248      24,947             0.0%
#   G8 Education, Ltd.                                                  805,550   1,716,990             0.1%
    Gazal Corp., Ltd.                                                    22,520      39,663             0.0%
*   Gindalbie Metals, Ltd.                                               17,817         492             0.0%
*   Global Construction Services, Ltd.                                    4,832       1,660             0.0%
    GrainCorp, Ltd. Class A                                           1,251,687   8,024,096             0.7%
    Grange Resources, Ltd.                                            1,724,297     146,892             0.0%
#   Greencross, Ltd.                                                    114,296     506,131             0.0%
#   GUD Holdings, Ltd.                                                  811,568   4,628,288             0.4%
#   GWA Group, Ltd.                                                   1,861,904   3,274,295             0.3%
    Hansen Technologies, Ltd.                                            94,100     204,381             0.0%
    HFA Holdings, Ltd.                                                  253,134     511,303             0.0%
*   Hillgrove Resources, Ltd.                                           163,217      22,734             0.0%
    Hills, Ltd.                                                       1,277,876     394,894             0.0%
*   Horizon Oil, Ltd.                                                 6,691,326     569,980             0.1%
*   IDM International, Ltd.                                              23,969          --             0.0%
    Iluka Resources, Ltd.                                               753,430   3,416,569             0.3%
*   Imdex, Ltd.                                                       1,225,370     196,810             0.0%
#   IMF Bentham, Ltd.                                                   700,765     717,795             0.1%
#   Independence Group NL                                             1,789,170   3,504,857             0.3%
#*  Infigen Energy                                                    2,021,774     537,869             0.0%
#   Infomedia, Ltd.                                                   2,051,811   1,069,226             0.1%
    Integrated Research, Ltd.                                           327,026     580,178             0.1%
*   Intrepid Mines, Ltd.                                                208,230      21,516             0.0%
#   InvoCare, Ltd.                                                      901,024   7,092,641             0.6%
#   IOOF Holdings, Ltd.                                               1,900,338  12,575,892             1.0%
#   IRESS, Ltd.                                                       1,073,207   7,147,613             0.6%
*   iSelect, Ltd.                                                        72,501      77,547             0.0%
#   JB Hi-Fi, Ltd.                                                      836,109  10,638,353             0.9%
*   Jupiter Mines, Ltd.                                                 405,443      21,684             0.0%
    K&S Corp., Ltd.                                                     256,539     239,193             0.0%
#*  Karoon Gas Australia, Ltd.                                          738,066     926,335             0.1%
#*  Kingsgate Consolidated, Ltd.                                      1,717,937     804,479             0.1%
*   Kingsrose Mining, Ltd.                                              760,046     122,747             0.0%
*   Lednium, Ltd.                                                       195,019          --             0.0%
    LogiCamms, Ltd.                                                       6,323       3,234             0.0%
#*  Lonestar Resources, Ltd.                                             22,373     123,315             0.0%
#*  Lynas Corp., Ltd.                                                 3,390,978     139,904             0.0%
#   M2 Group, Ltd.                                                    1,294,182   9,057,218             0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
AUSTRALIA -- (Continued)
    MACA, Ltd.                                                         683,733 $  420,327             0.0%
*   Macmahon Holdings, Ltd.                                          6,319,933    444,901             0.0%
    Macquarie Atlas Roads Group                                        565,764  1,634,456             0.1%
    Macquarie Telecom Group, Ltd.                                       13,608     78,438             0.0%
    Magellan Financial Group, Ltd.                                     466,192  7,424,460             0.6%
    Matrix Composites & Engineering, Ltd.                               91,569     48,339             0.0%
*   Maverick Drilling & Exploration, Ltd.                              907,264     54,212             0.0%
#   MaxiTRANS Industries, Ltd.                                         915,613    379,001             0.0%
#*  Mayne Pharma Group, Ltd.                                         3,767,830  2,736,248             0.2%
    McMillan Shakespeare, Ltd.                                         427,034  3,803,813             0.3%
    McPherson's, Ltd.                                                  506,092    246,306             0.0%
*   Medusa Mining, Ltd.                                              1,179,362    475,069             0.0%
    Melbourne IT, Ltd.                                                 441,811    600,405             0.1%
#*  Mesoblast, Ltd.                                                     99,585    242,158             0.0%
    Metals X, Ltd.                                                     370,222    363,062             0.0%
#   Metcash, Ltd.                                                    4,871,384  4,103,202             0.3%
    Mincor Resources NL                                              1,067,643    197,527             0.0%
#*  Mineral Deposits, Ltd.                                             466,063    159,269             0.0%
#   Mineral Resources, Ltd.                                          1,168,088  3,523,515             0.3%
#   MMA Offshore, Ltd.                                               2,189,075    650,660             0.1%
#   Monadelphous Group, Ltd.                                           687,485  3,368,436             0.3%
*   Morning Star Gold NL                                               332,749      4,888             0.0%
#   Mortgage Choice, Ltd.                                              680,426    910,581             0.1%
#*  Mount Gibson Iron, Ltd.                                          4,484,844    685,915             0.1%
#   Myer Holdings, Ltd.                                              5,669,367  3,854,717             0.3%
    MyState, Ltd.                                                      169,107    520,533             0.0%
#   Navitas, Ltd.                                                    1,440,089  4,280,302             0.4%
#*  Nearmap, Ltd.                                                    1,029,484    291,676             0.0%
    New Hope Corp., Ltd.                                               154,058    210,232             0.0%
*   Newsat, Ltd.                                                     1,680,867     51,661             0.0%
*   NEXTDC, Ltd.                                                        31,442     57,599             0.0%
#   nib holdings, Ltd.                                               2,713,689  6,957,146             0.6%
    Nick Scali, Ltd.                                                   165,818    502,890             0.0%
    Nine Entertainment Co. Holdings, Ltd.                               45,199     49,583             0.0%
#*  Noble Mineral Resources, Ltd.                                      405,717         --             0.0%
#   Northern Star Resources, Ltd.                                    4,806,957  9,379,703             0.8%
#   NRW Holdings, Ltd.                                               1,867,109    180,808             0.0%
    Nufarm, Ltd.                                                     1,141,199  6,760,389             0.6%
*   OM Holdings, Ltd.                                                   29,193      3,224             0.0%
#*  Orocobre, Ltd.                                                     389,899    496,566             0.0%
    Orora, Ltd.                                                      1,748,138  2,890,462             0.2%
#   OrotonGroup, Ltd.                                                  131,885    244,106             0.0%
    Otto Energy, Ltd.                                                1,936,175     42,913             0.0%
    OZ Minerals, Ltd.                                                2,198,276  6,746,035             0.6%
#   OzForex Group, Ltd.                                                432,507    871,772             0.1%
#*  Pacific Brands, Ltd.                                             6,093,285  3,108,700             0.3%
    Pacific Current Group, Ltd.                                         14,134     76,774             0.0%
#*  Paladin Energy, Ltd.                                             9,407,049  1,626,797             0.1%
    Panoramic Resources, Ltd.                                        1,781,726    379,263             0.0%
    Patties Foods, Ltd.                                                 42,099     35,260             0.0%
#   Peet, Ltd.                                                       1,645,757  1,194,727             0.1%
*   Peninsula Energy, Ltd.                                             209,095    182,859             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Perpetual, Ltd.                                                    356,426 $11,333,090             0.9%
#*  Perseus Mining, Ltd.                                             3,040,420     806,759             0.1%
    Platinum Asset Management, Ltd.                                    151,071     792,064             0.1%
#*  Platinum Australia, Ltd.                                         1,442,661          73             0.0%
*   Pluton Resources, Ltd.                                              20,710          38             0.0%
    PMP, Ltd.                                                        2,327,074     859,221             0.1%
*   Poseidon Nickel, Ltd.                                              101,293       3,780             0.0%
    Premier Investments, Ltd.                                          556,867   5,405,847             0.4%
*   Prima Biomed, Ltd.                                               1,409,121      56,812             0.0%
#   Primary Health Care, Ltd.                                        3,292,878   8,651,241             0.7%
    Prime Media Group, Ltd.                                          2,031,951     736,233             0.1%
#   Programmed Maintenance Services, Ltd.                            1,525,125   3,148,355             0.3%
    Qantas Airways, Ltd.                                             3,453,909   9,728,779             0.8%
#   Qube Holdings, Ltd.                                              1,479,761   2,398,921             0.2%
*   Quickstep Holdings, Ltd.                                           159,133      19,799             0.0%
*   Ramelius Resources, Ltd.                                           834,228     130,748             0.0%
    RCG Corp., Ltd.                                                    210,640     214,719             0.0%
    RCR Tomlinson, Ltd.                                              1,055,209   1,719,534             0.1%
#   Reckon, Ltd.                                                       356,227     603,021             0.1%
*   Red 5, Ltd.                                                          9,022         422             0.0%
*   Redflex Holdings, Ltd.                                             234,911      58,230             0.0%
    Reece Australia, Ltd.                                              231,441   5,612,327             0.5%
#   Regis Resources, Ltd.                                            2,504,810   3,692,932             0.3%
#   Reject Shop, Ltd. (The)                                            234,444   1,911,996             0.2%
#*  Resolute Mining, Ltd.                                            3,987,672   1,065,395             0.1%
#   Retail Food Group, Ltd.                                            963,016   3,159,459             0.3%
    Ridley Corp., Ltd.                                               1,331,622   1,239,646             0.1%
*   RiverCity Motorway Group                                         1,563,354          --             0.0%
*   RungePincockMinarco, Ltd.                                           30,702      10,517             0.0%
    Ruralco Holdings, Ltd.                                             115,893     292,981             0.0%
    SAI Global, Ltd.                                                 1,545,041   4,809,770             0.4%
#*  Salmat, Ltd.                                                       645,788     357,145             0.0%
*   Samson Oil & Gas, Ltd.                                           6,470,848      27,714             0.0%
    Sandfire Resources NL                                              570,890   2,551,459             0.2%
*   Saracen Mineral Holdings, Ltd.                                   5,111,505   2,107,244             0.2%
    Schaffer Corp., Ltd.                                                20,617      69,439             0.0%
#   Sedgman, Ltd.                                                      452,719     257,128             0.0%
#   Select Harvests, Ltd.                                              500,837   3,608,509             0.3%
#*  Senex Energy, Ltd.                                               6,438,932     845,071             0.1%
#   Servcorp, Ltd.                                                     314,917   1,524,926             0.1%
    Service Stream, Ltd.                                             1,693,203     457,526             0.0%
#   Seven Group Holdings, Ltd.                                         559,015   1,999,195             0.2%
#   Seven West Media, Ltd.                                           7,785,820   3,727,397             0.3%
    Seymour Whyte, Ltd.                                                  8,690       7,942             0.0%
    Sigma Pharmaceuticals, Ltd.                                      7,230,980   4,290,738             0.4%
#*  Silex Systems, Ltd.                                                511,695     161,509             0.0%
#   Silver Chef, Ltd.                                                   89,203     601,741             0.1%
#*  Silver Lake Resources, Ltd.                                      2,755,624     443,921             0.0%
#   Sims Metal Management, Ltd.                                      1,382,214   9,617,546             0.8%
    Sirtex Medical, Ltd.                                               412,322  11,111,408             0.9%
#   Slater & Gordon, Ltd.                                            2,016,208   3,940,341             0.3%
#   SMS Management & Technology, Ltd.                                  575,318   2,003,539             0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
AUSTRALIA -- (Continued)
    Southern Cross Media Group, Ltd.                                  3,639,618 $  2,526,703             0.2%
#   Spark Infrastructure Group                                       10,385,907   15,315,541             1.3%
    Specialty Fashion Group, Ltd.                                       786,397      292,722             0.0%
    Spotless Group Holdings, Ltd.                                       603,380      921,403             0.1%
#*  St Barbara, Ltd.                                                  2,594,632    2,472,176             0.2%
    Steadfast Group, Ltd.                                               396,586      421,742             0.0%
*   Strike Energy, Ltd.                                               1,471,668      130,618             0.0%
#   STW Communications Group, Ltd.                                    2,447,007    1,293,518             0.1%
#*  Sundance Energy Australia, Ltd.                                   2,512,257      535,906             0.0%
#*  Sundance Resources, Ltd.                                          8,756,539      111,798             0.0%
    Sunland Group, Ltd.                                                 729,757      826,669             0.1%
#   Super Retail Group, Ltd.                                          1,280,749    8,747,020             0.7%
    Tabcorp Holdings, Ltd.                                            3,586,818   11,987,416             1.0%
#*  Tap Oil, Ltd.                                                     1,480,490      260,866             0.0%
    Tassal Group, Ltd.                                                  901,018    2,706,862             0.2%
    Technology One, Ltd.                                              1,612,459    4,393,482             0.4%
    Ten Network Holdings, Ltd.(BYSRMT3)                               2,051,258      219,413             0.0%
#*  Ten Network Holdings, Ltd.(6108373)                              10,842,364    1,270,494             0.1%
#   TFS Corp., Ltd.                                                   1,789,688    2,234,036             0.2%
    Thorn Group, Ltd.                                                   551,062      828,744             0.1%
#*  Tiger Resources, Ltd.                                             6,540,922      327,814             0.0%
*   Toro Energy, Ltd.                                                    70,156        3,995             0.0%
    Tox Free Solutions, Ltd.                                            867,356    1,776,008             0.1%
*   Transfield Services, Ltd.                                         3,089,111    2,191,509             0.2%
    Transpacific Industries Group, Ltd.                              10,319,019    4,961,375             0.4%
    Treasury Wine Estates, Ltd.                                       1,165,441    5,833,097             0.5%
*   Tribune Resources, Ltd.                                               3,093        8,823             0.0%
#*  Troy Resources, Ltd.                                              1,405,543      319,455             0.0%
#   UGL, Ltd.                                                         1,185,950    1,910,437             0.2%
    UXC, Ltd.                                                         1,872,142    1,596,690             0.1%
    Veda Group, Ltd.                                                    542,481    1,007,567             0.1%
#   Villa World, Ltd.                                                   232,321      329,781             0.0%
#   Village Roadshow, Ltd.                                              831,506    4,430,121             0.4%
*   Virgin Australia Holdings, Ltd.()                                 7,648,897           --             0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                          5,942,525    2,028,804             0.2%
    Virtus Health, Ltd.                                                 128,205      573,684             0.1%
    Vision Eye Institute, Ltd.                                          477,043      363,876             0.0%
    Vita Group, Ltd.                                                     25,352       31,519             0.0%
#   Vocus Communications, Ltd.                                        1,634,058    7,551,430             0.6%
#   Watpac, Ltd.                                                        760,701      519,342             0.0%
    Webjet, Ltd.                                                        511,180    1,824,811             0.2%
#   Western Areas, Ltd.                                               1,463,783    2,466,654             0.2%
#*  White Energy Co., Ltd.                                              643,913       91,039             0.0%
#*  Whitehaven Coal, Ltd.                                             4,143,411    2,975,603             0.2%
*   Wollongong Coal, Ltd.                                               119,865        1,282             0.0%
#   WorleyParsons, Ltd.                                                 481,861    2,223,056             0.2%
                                                                                ------------            ----
TOTAL AUSTRALIA                                                                  615,870,051            50.2%
                                                                                ------------            ----
CHINA -- (0.1%)
*   China Daye Non-Ferrous Metals Mining, Ltd.                       14,427,837      272,362             0.0%
    Nexteer Automotive Group, Ltd.                                      986,000    1,046,887             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
    Zhuhai Holdings Investment Group, Ltd.                              146,000 $   21,018             0.0%
                                                                                ----------             ---
TOTAL CHINA                                                                      1,340,267             0.1%
                                                                                ----------             ---
HONG KONG -- (23.1%)
    Aeon Credit Service Asia Co., Ltd.                                  564,000    411,903             0.0%
    Aeon Stores Hong Kong Co., Ltd.                                     248,000    243,308             0.0%
    Agritrade Resources, Ltd.                                           830,000    177,413             0.0%
    Alco Holdings, Ltd.                                               1,426,000    441,180             0.0%
    Allan International Holdings                                        720,000    174,008             0.0%
    Allied Group, Ltd.                                                  663,200  3,165,810             0.3%
#   Allied Properties HK, Ltd.                                       11,945,857  2,550,823             0.2%
*   Anxian Yuan China Holdings, Ltd.                                  3,100,000     64,795             0.0%
*   Apac Resources, Ltd.                                             29,587,350    345,244             0.0%
*   Applied Development Holdings, Ltd.                                  210,000      9,608             0.0%
    APT Satellite Holdings, Ltd.                                      2,884,500  2,841,542             0.2%
    Arts Optical International Hldgs, Ltd.                              730,000    270,695             0.0%
    Asia Financial Holdings, Ltd.                                     2,404,908    929,925             0.1%
#   Asia Satellite Telecommunications Holdings, Ltd.                    934,500  1,389,277             0.1%
    Asia Standard Hotel Group, Ltd.                                  11,437,218  1,487,390             0.1%
    Asia Standard International Group, Ltd.                          13,041,937  2,446,003             0.2%
#   ASM Pacific Technology, Ltd.                                        105,200    746,988             0.1%
    Associated International Hotels, Ltd.                               952,000  2,649,099             0.2%
    Aupu Group Holding Co., Ltd.                                      3,168,000    847,586             0.1%
*   Auto Italia Holdings                                              1,900,000     96,352             0.0%
*   Bel Global Resources Holdings, Ltd.                               2,576,000         --             0.0%
*   Bestway International Holdings, Ltd.                                205,000     22,482             0.0%
#   Bonjour Holdings, Ltd.                                           13,758,600    540,305             0.1%
    Bossini International Hldg                                        3,699,500    318,405             0.0%
    Bright Smart Securities & Commodities Group, Ltd.                   322,000    100,987             0.0%
#*  Brightoil Petroleum Holdings, Ltd.                                1,947,000    692,933             0.1%
#*  Brockman Mining, Ltd.                                            22,810,814    485,438             0.1%
*   Burwill Holdings, Ltd.                                           27,112,960  1,010,854             0.1%
#   Cafe de Coral Holdings, Ltd.                                      1,938,000  6,555,133             0.5%
    CEC International Holdings, Ltd.                                    516,000    102,279             0.0%
    Century City International Holdings, Ltd.                         6,235,460    433,807             0.0%
*   Champion Technology Holdings, Ltd.                               15,193,089    296,866             0.0%
    Chen Hsong Holdings                                               1,212,000    278,657             0.0%
    Cheuk Nang Holdings, Ltd.                                           613,067    450,017             0.0%
*   Cheung Wo International Holdings, Ltd.                              846,000    163,119             0.0%
    Chevalier International Holdings, Ltd.                              820,989  1,413,126             0.1%
*   China Billion Resources, Ltd.                                     4,876,000         --             0.0%
*   China Chuanglian Education Group, Ltd.                              300,000      9,617             0.0%
*   China Digicontent Co., Ltd.                                       2,710,000         --             0.0%
#*  China Energy Development Holdings, Ltd.                          52,140,000  1,035,878             0.1%
#*  China Environmental Investment Holdings, Ltd.                     1,630,000     56,454             0.0%
    China Flavors & Fragrances Co., Ltd.                                215,028     53,447             0.0%
*   China Infrastructure Investment, Ltd.                             7,776,000    108,943             0.0%
    China Metal International Holdings, Inc.                          2,670,000    707,917             0.1%
#   China Motor Bus Co., Ltd.                                            48,600    490,811             0.1%
#*  China Smarter Energy Group Holdings, Ltd.                         7,038,000    607,680             0.1%
*   China Solar Energy Holdings, Ltd.                                 1,669,500      7,270             0.0%
*   China Star Entertainment, Ltd.                                   46,250,000    213,855             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
HONG KONG -- (Continued)
*   China Strategic Holdings, Ltd.                                    28,316,250 $   888,177             0.1%
*   China Ting Group Holdings, Ltd.                                    2,565,151     156,581             0.0%
    Chinney Investments, Ltd.                                          1,144,000     237,337             0.0%
#   Chow Sang Sang Holdings International, Ltd.                        2,244,000   4,359,592             0.4%
    Chu Kong Shipping Enterprise Group Co., Ltd.                       2,492,000     741,683             0.1%
    Chuang's China Investments, Ltd.                                   3,700,938     226,455             0.0%
    Chuang's Consortium International, Ltd.                            5,987,043     692,363             0.1%
    CITIC Telecom International Holdings, Ltd.                        10,816,125   4,483,939             0.4%
    CK Life Sciences Int'l Holdings, Inc.                             21,274,000   1,997,076             0.2%
    CNT Group, Ltd.                                                    8,077,264     339,143             0.0%
    COL Capital, Ltd.                                                 42,916,800   2,815,722             0.2%
*   Continental Holdings, Ltd.                                           450,000       8,143             0.0%
    Convenience Retail Asia, Ltd.                                         42,000      19,735             0.0%
*   Convoy Financial Holdings, Ltd.                                    4,938,000     272,776             0.0%
*   CP Lotus Corp.                                                    11,880,000     280,935             0.0%
*   Crocodile Garments                                                   842,000     100,510             0.0%
#   Cross-Harbour Holdings, Ltd. (The)                                   671,520     888,746             0.1%
    CSI Properties, Ltd.                                              35,276,383   1,179,214             0.1%
*   CST Mining Group, Ltd.                                           101,184,000   1,130,027             0.1%
#   CW Group Holdings, Ltd.                                            2,030,000     996,484             0.1%
#   Dah Sing Banking Group, Ltd.                                       3,457,116   6,551,159             0.5%
    Dah Sing Financial Holdings, Ltd.                                  1,184,544   6,646,674             0.6%
    Dan Form Holdings Co., Ltd.                                        3,563,260     577,214             0.1%
    Dickson Concepts International, Ltd.                               1,222,000     457,084             0.0%
*   Dragonite International, Ltd.                                         56,000       5,260             0.0%
    Eagle Nice International Holdings, Ltd.                            1,116,000     276,361             0.0%
    EcoGreen International Group, Ltd.                                 1,322,200     302,293             0.0%
*   EganaGoldpfeil Holdings, Ltd.                                      4,121,757          --             0.0%
#   Emperor Capital Group, Ltd.                                        8,409,000     698,400             0.1%
    Emperor Entertainment Hotel, Ltd.                                  4,360,000     863,717             0.1%
    Emperor International Holdings, Ltd.                               8,116,753   1,577,573             0.1%
    Emperor Watch & Jewellery, Ltd.                                   25,650,000     679,808             0.1%
*   ENM Holdings, Ltd.                                                14,680,000     792,492             0.1%
*   EPI Holdings, Ltd.                                                     1,989         102             0.0%
#   Esprit Holdings, Ltd.                                             13,802,950  15,382,852             1.3%
*   eSun Holdings, Ltd.                                                4,344,000     397,134             0.0%
*   Ezcom Holdings, Ltd.                                                  72,576          --             0.0%
    Fairwood Holdings, Ltd.                                              620,100   1,917,164             0.2%
    Far East Consortium International, Ltd/HK                          7,665,221   2,796,998             0.2%
    First Pacific Co., Ltd.                                            1,384,000     948,827             0.1%
    First Shanghai Investments, Ltd.                                     696,000     107,953             0.0%
    Fountain SET Holdings, Ltd.                                        4,758,000     592,896             0.1%
    Four Seas Mercantile Holdings, Ltd.                                  610,000     215,960             0.0%
    Foxconn International Holdings, Ltd.                               1,872,000     895,240             0.1%
    Fujikon Industrial Holdings, Ltd.                                    736,000      95,009             0.0%
#   Future Bright Holdings, Ltd.                                       3,288,000     388,477             0.0%
    G-Resources Group, Ltd.                                          143,439,600   3,205,285             0.3%
#*  GCL New Energy Holdings, Ltd.                                      5,868,000     421,888             0.0%
    Get Nice Holdings, Ltd.                                           38,664,000   1,590,200             0.1%
    Giordano International, Ltd.                                       9,440,000   5,101,929             0.4%
*   Global Brands Group Holding, Ltd.                                 14,324,000   2,969,719             0.3%
    Glorious Sun Enterprises, Ltd.                                     2,624,000     455,371             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
HONG KONG -- (Continued)
    Gold Peak Industries Holding, Ltd.                                3,029,642 $   353,792             0.0%
    Golden Resources Development International, Ltd.                  3,330,500     203,816             0.0%
*   Grande Holdings, Ltd. (The)                                         882,000       8,762             0.0%
    Great Eagle Holdings, Ltd.                                           73,887     243,041             0.0%
    Guangnan Holdings, Ltd.                                           2,363,600     324,655             0.0%
    Guoco Group, Ltd.                                                     2,000      22,931             0.0%
#   Guotai Junan International Holdings, Ltd.                        12,388,797   4,601,679             0.4%
#   Haitong International Securities Group, Ltd.                      9,064,191   5,043,770             0.4%
    Hanison Construction Holdings, Ltd.                               1,402,433     257,326             0.0%
#   Hanny Holdings, Ltd.                                              1,850,000      30,414             0.0%
*   Hao Tian Development Group, Ltd.                                  8,136,000     506,407             0.1%
    Harbour Centre Development, Ltd.                                    935,500   1,563,876             0.1%
    High Fashion International, Ltd.                                    268,000      83,820             0.0%
    HKR International, Ltd.                                           5,764,736   2,567,405             0.2%
    Hon Kwok Land Investment Co., Ltd.                                  314,800     109,711             0.0%
*   Hong Fok Land, Ltd.                                               1,210,000          --             0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                             86,000     698,369             0.1%
    Hong Kong Ferry Holdings Co., Ltd.                                  824,300     961,094             0.1%
*   Hong Kong Television Network, Ltd.                                2,332,751     490,955             0.1%
    Hongkong & Shanghai Hotels (The)                                  1,340,112   1,522,146             0.1%
    Hongkong Chinese, Ltd.                                            5,038,000     873,087             0.1%
    Hop Hing Group Holdings, Ltd.                                     1,812,000      29,880             0.0%
    Hopewell Holdings, Ltd.                                           2,920,000  10,536,375             0.9%
    Hsin Chong Construction Group, Ltd.                               6,931,658     822,984             0.1%
    Hung Hing Printing Group, Ltd.                                    2,628,000     335,174             0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.            11,164,000   4,090,522             0.3%
*   I-CABLE Communications, Ltd.                                      2,573,000     178,653             0.0%
#*  Imagi International Holdings, Ltd.                               55,488,000     804,385             0.1%
#*  Integrated Waste Solutions Group Holdings, Ltd.                   5,574,000     140,428             0.0%
*   International Standard Resources Holdings, Ltd.                  16,576,250     335,646             0.0%
*   iOne Holdings, Ltd.                                               9,860,000     373,399             0.0%
    IPE Group, Ltd.                                                   3,345,000     481,419             0.0%
*   IRC, Ltd.                                                         9,486,266     322,486             0.0%
    IT, Ltd.                                                          4,040,532   1,233,817             0.1%
    ITC Corp., Ltd.                                                   1,008,145      92,177             0.0%
#   ITC Properties Group, Ltd.                                        4,396,256   2,115,202             0.2%
*   Jinhui Holdings Co., Ltd.                                           121,000      16,198             0.0%
    Johnson Electric Holdings, Ltd.                                   1,723,750   6,297,828             0.5%
#   K Wah International Holdings, Ltd.                                8,277,565   3,562,394             0.3%
    Ka Shui International Holdings, Ltd.                                518,000      39,977             0.0%
*   Kader Holdings Co., Ltd.                                             92,000       8,111             0.0%
    Kam Hing International Holdings, Ltd.                             1,830,000     117,790             0.0%
*   Kantone Holdings, Ltd.                                              919,364     108,920             0.0%
    Keck Seng Investments                                               878,600     776,719             0.1%
    Kerry Logistics Network, Ltd.                                       659,500     980,906             0.1%
*   King Pacific International Holdings, Ltd.                         1,404,200          --             0.0%
    Kingmaker Footwear Holdings, Ltd.                                 1,532,955     371,297             0.0%
#*  Kingston Financial Group, Ltd.                                   19,023,000   7,513,039             0.6%
#*  Ko Yo Chemical Group, Ltd.                                        1,596,000     170,261             0.0%
    Kowloon Development Co., Ltd.                                     2,443,000   2,763,156             0.2%
    L'Occitane International SA                                           9,000      18,099             0.0%
    Lai Sun Development Co., Ltd.                                    78,652,466   1,435,159             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
HONG KONG -- (Continued)
    Lai Sun Garment International, Ltd.                               3,321,680 $  407,435             0.0%
    Lam Soon Hong Kong, Ltd.                                            302,310    213,257             0.0%
    Landsea Green Properties Co., Ltd.                                  948,000     88,917             0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.                       2,310,000         --             0.0%
    Lerado Group Holding Co., Ltd.                                      808,000     25,891             0.0%
    Lifestyle International Holdings, Ltd.                            1,367,500  1,974,087             0.2%
    Lippo China Resources, Ltd.                                      20,922,000    821,140             0.1%
    Lippo, Ltd.                                                       1,161,700    641,168             0.1%
    Lisi Group Holdings, Ltd.                                         4,414,000    301,698             0.0%
    Liu Chong Hing Investment, Ltd.                                   1,191,200  1,407,182             0.1%
    Luen Thai Holdings, Ltd.                                          1,207,000    182,861             0.0%
#   Luk Fook Holdings International, Ltd.                             2,862,000  7,364,606             0.6%
    Luks Group Vietnam Holdings Co., Ltd.                               514,913    186,667             0.0%
    Lung Kee Bermuda Holdings                                         1,567,875    446,834             0.0%
#*  Macau Legend Development, Ltd.                                    2,574,000    366,957             0.0%
    Magnificent Estates                                              13,170,000    370,538             0.0%
    Man Wah Holdings, Ltd.                                            5,694,800  6,505,575             0.5%
    Man Yue Technology Holdings, Ltd.                                 1,028,000    111,759             0.0%
#*  Mason Financial Holdings, Ltd.                                   14,310,000    535,609             0.1%
    Matrix Holdings, Ltd.                                             1,067,414    484,247             0.1%
    Melbourne Enterprises, Ltd.                                          39,500    682,001             0.1%
#   Melco International Development, Ltd.                             3,557,000  5,515,194             0.5%
#*  Midland Holdings, Ltd.                                            5,182,000  2,267,095             0.2%
    Ming Fai International Holdings, Ltd.                             1,879,000    191,021             0.0%
#   Miramar Hotel & Investment                                          845,000  1,414,253             0.1%
#*  Mongolian Mining Corp.                                           26,307,000    733,600             0.1%
#   NagaCorp, Ltd.                                                    7,546,000  5,326,827             0.4%
    Nanyang Holdings, Ltd.                                              133,500    724,354             0.1%
    National Electronic Hldgs                                         2,668,600    309,068             0.0%
    Natural Beauty Bio-Technology, Ltd.                               3,920,000    434,405             0.0%
#*  Neo-Neon Holdings, Ltd.                                           2,337,500    330,698             0.0%
*   Neptune Group, Ltd.                                              23,230,000    244,196             0.0%
    New Century Group Hong Kong, Ltd.                                13,351,464    250,904             0.0%
*   New Times Energy Corp., Ltd.                                      1,946,400     50,199             0.0%
#   Newocean Energy Holdings, Ltd.                                    7,642,000  3,111,691             0.3%
    Next Digital, Ltd.                                                4,295,183    315,879             0.0%
*   O Luxe Holdings, Ltd.                                             6,778,500    235,839             0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.            9,489,706    717,980             0.1%
    Orient Overseas International, Ltd.                                 958,500  4,570,670             0.4%
*   Orient Power Holdings, Ltd.                                         804,000         --             0.0%
#   Oriental Watch Holdings                                           3,070,800    418,140             0.0%
*   Pacific Andes International Holdings, Ltd.                       19,435,067    372,101             0.0%
#   Pacific Basin Shipping, Ltd.                                     12,498,000  3,664,693             0.3%
    Pacific Textiles Holdings, Ltd.                                   4,820,000  6,868,128             0.6%
    Paliburg Holdings, Ltd.                                           3,062,830    963,941             0.1%
    Pan Asia Environmental Protection Group, Ltd.                        80,000     10,510             0.0%
#   Paradise Entertainment, Ltd.                                      3,652,000    643,248             0.1%
    PCCW, Ltd.                                                          104,000     55,731             0.0%
#*  Peace Mark Holdings, Ltd.                                         2,712,022         --             0.0%
*   Pearl Oriental Oil, Ltd.                                         11,577,400    446,832             0.0%
    Pegasus International Holdings, Ltd.                                226,000     71,440             0.0%
    Perfect Shape PRC Holdings, Ltd.                                  1,092,000    205,065             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
HONG KONG -- (Continued)
#   Pico Far East Holdings, Ltd.                                      4,892,000 $1,292,289             0.1%
*   Ping Shan Tea Group, Ltd.                                         2,933,325     18,463             0.0%
    Playmates Holdings, Ltd.                                            686,000    783,735             0.1%
#   Playmates Toys, Ltd.                                              4,796,000  1,006,703             0.1%
*   PME Group, Ltd.                                                     810,000     15,824             0.0%
#   Pokfulam Development Co.                                            234,000    360,100             0.0%
#   Polytec Asset Holdings, Ltd.                                     11,323,526  1,414,780             0.1%
#   Public Financial Holdings, Ltd.                                   3,102,000  1,485,298             0.1%
    PYI Corp., Ltd.                                                  24,147,973    531,626             0.1%
*   Pyxis Group, Ltd.                                                 1,936,000         --             0.0%
    Raymond Industrial, Ltd.                                             30,400      3,917             0.0%
    Regal Hotels International Holdings, Ltd.                         2,871,800  1,487,873             0.1%
    Rivera Holdings, Ltd.                                             5,710,000    279,270             0.0%
#   SA SA International Holdings, Ltd.                                9,766,000  3,107,614             0.3%
    Safety Godown Co., Ltd.                                             386,000    721,515             0.1%
    SAS Dragon Holdings, Ltd.                                         2,120,000    399,716             0.0%
    SEA Holdings, Ltd.                                                1,124,000  1,178,469             0.1%
    Shangri-La Asia, Ltd.                                                26,000     23,728             0.0%
#   Shenyin Wanguo HK, Ltd.                                           3,466,250  1,520,321             0.1%
*   Shougang Concord Grand Group, Ltd.                                1,158,000     55,010             0.0%
#*  Shougang Concord Technology Holdings                              9,981,809    486,505             0.1%
*   Shun Ho Technology Holdings, Ltd.                                 1,254,757    429,175             0.0%
    Shun Tak Holdings, Ltd.                                          11,359,419  4,512,595             0.4%
*   Silver base Group Holdings, Ltd.                                  1,938,677    295,578             0.0%
*   Sing Pao Media Enterprises, Ltd.                                    250,511         --             0.0%
    Sing Tao News Corp., Ltd.                                         1,974,000    274,675             0.0%
    Singamas Container Holdings, Ltd.                                10,860,000  1,297,050             0.1%
*   Sinocan Holdings, Ltd.                                              350,000         --             0.0%
    SIS International Holdings                                           34,000     19,277             0.0%
    Sitoy Group Holdings, Ltd.                                          829,000    396,311             0.0%
    SmarTone Telecommunications Holdings, Ltd.                        3,497,068  6,145,966             0.5%
#*  SOCAM Development, Ltd.                                           1,718,771  1,019,106             0.1%
*   Solomon Systech International, Ltd.                               8,590,000    452,773             0.0%
    Soundwill Holdings, Ltd.                                            408,000    523,632             0.1%
*   South China Holdings Co., Ltd.                                   13,104,000    859,412             0.1%
*   South China Land, Ltd.                                            5,295,170    110,200             0.0%
*   South Sea Petroleum Holdings, Ltd.                                  512,000     14,288             0.0%
    Stella International Holdings, Ltd.                                 926,500  2,288,168             0.2%
    Stelux Holdings International, Ltd.                               3,011,400    318,962             0.0%
*   Success Universe Group, Ltd.                                      6,716,000    165,826             0.0%
    Sun Hing Vision Group Holdings, Ltd.                                358,000    134,046             0.0%
    Sun Hung Kai & Co., Ltd.                                          4,352,429  2,929,218             0.2%
    Sunwah Kingsway Capital Holdings, Ltd.                            7,690,000    153,959             0.0%
*   Symphony Holdings, Ltd.                                             980,000     95,843             0.0%
    TAI Cheung Holdings, Ltd.                                         1,961,000  1,576,743             0.1%
    Tai Sang Land Development, Ltd.                                     781,910    423,390             0.0%
#   Tan Chong International, Ltd.                                     1,176,000    394,854             0.0%
#   Tao Heung Holdings, Ltd.                                            517,000    163,365             0.0%
*   Taung Gold International, Ltd.                                   14,590,000    165,165             0.0%
    Television Broadcasts, Ltd.                                       1,518,900  5,525,849             0.5%
*   Termbray Industries International Holdings, Ltd.                  2,304,900    172,297             0.0%
    Tern Properties Co., Ltd.                                            51,200     31,750             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
HONG KONG -- (Continued)
    Texwinca Holdings, Ltd.                                           4,488,000 $  4,344,496             0.4%
    Tian Teck Land, Ltd.                                              1,024,000    1,142,657             0.1%
*   Titan Petrochemicals Group, Ltd.                                 13,140,000          848             0.0%
    Tradelink Electronic Commerce, Ltd.                               4,802,000    1,005,982             0.1%
#   Transport International Holdings, Ltd.                            1,015,741    2,741,809             0.2%
#   Trinity, Ltd.                                                     7,614,000    1,105,986             0.1%
    Tristate Holdings, Ltd.                                             188,000       70,440             0.0%
#*  TSC Group Holdings, Ltd.                                          3,280,000      653,110             0.1%
#   Tsui Wah Holdings, Ltd.                                             184,000       41,409             0.0%
*   United Laboratories International Holdings, Ltd. (The)            4,354,000    2,312,044             0.2%
*   Universal Technologies Holdings, Ltd.                             7,410,000      591,293             0.1%
*   Up Energy Development Group, Ltd.                                 3,929,000      267,783             0.0%
    Upbest Group, Ltd.                                                   36,000        8,517             0.0%
*   Value Convergence Holdings, Ltd.                                  1,848,000      350,933             0.0%
#   Value Partners Group, Ltd.                                        5,396,000    5,727,732             0.5%
    Van Shung Chong Holdings, Ltd.                                    1,248,002      177,164             0.0%
*   Vanke Property Overseas, Ltd.                                        49,000       34,639             0.0%
#   Varitronix International, Ltd.                                    2,023,293    1,380,369             0.1%
    Vedan International Holdings, Ltd.                                3,272,000      182,093             0.0%
    Victory City International Holdings, Ltd.                         8,183,663      999,455             0.1%
    Vitasoy International Holdings, Ltd.                              4,703,000    7,807,201             0.6%
*   VS International Group, Ltd.                                        488,000       25,449             0.0%
    VST Holdings, Ltd.                                                4,999,600    1,467,709             0.1%
    VTech Holdings, Ltd.                                                365,600    4,427,030             0.4%
    Wai Kee Holdings, Ltd.                                            7,640,738    2,483,258             0.2%
    Win Hanverky Holdings, Ltd.                                       1,812,000      361,696             0.0%
*   Winfull Group Holdings, Ltd.                                      9,512,000      292,114             0.0%
    Wing On Co. International, Ltd.                                     759,000    2,365,646             0.2%
    Wing Tai Properties, Ltd.                                         1,923,331    1,103,301             0.1%
    Wong's International Holdings, Ltd.                                 737,641      242,319             0.0%
    Wong's Kong King International                                      120,000       10,400             0.0%
    Xinyi Glass Holdings, Ltd.                                       16,280,000    8,455,001             0.7%
    Yangtzekiang Garment, Ltd.                                          606,500      186,160             0.0%
    Yau Lee Holdings, Ltd.                                              534,000       83,222             0.0%
    Yeebo International Hldg                                            572,000      122,404             0.0%
#   YGM Trading, Ltd.                                                   447,000      357,063             0.0%
    YT Realty Group, Ltd.                                               749,000      282,780             0.0%
*   Yuan Heng Gas Holdings, Ltd.                                      1,176,000      105,905             0.0%
    Yugang International, Ltd.                                       90,818,000    1,375,534             0.1%
                                                                                ------------            ----
TOTAL HONG KONG                                                                  348,047,674            28.3%
                                                                                ------------            ----
NEW ZEALAND -- (8.5%)
*   a2 Milk Co., Ltd.                                                 1,041,701      535,015             0.1%
    Abano Healthcare Group, Ltd.                                         30,725      172,385             0.0%
    Air New Zealand, Ltd.                                             3,693,701    7,265,664             0.6%
    Briscoe Group, Ltd.                                                   2,235        4,356             0.0%
#*  Chorus, Ltd.                                                      2,039,965    3,922,067             0.3%
    Colonial Motor Co., Ltd. (The)                                      144,588      535,494             0.1%
    Contact Energy, Ltd.                                              1,546,857    5,429,398             0.5%
#*  Diligent Corp.                                                       98,424      397,347             0.0%
#   Ebos Group, Ltd.                                                    451,590    4,168,120             0.3%
#   Fisher & Paykel Healthcare Corp., Ltd.                            4,200,605   22,103,908             1.8%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Freightways, Ltd.                                                  974,609 $  3,879,819             0.3%
    Genesis Energy, Ltd.                                               105,257      132,847             0.0%
    Hallenstein Glasson Holdings, Ltd.                                 242,445      614,293             0.1%
    Heartland New Zealand, Ltd.                                        300,546      254,010             0.0%
    Hellaby Holdings, Ltd.                                             384,437      817,410             0.1%
    Infratil, Ltd.                                                   3,201,309    6,723,662             0.6%
#   Kathmandu Holdings, Ltd.                                           663,170      703,767             0.1%
#   Mainfreight, Ltd.                                                  539,049    5,654,668             0.5%
    Marsden Maritime Holdings, Ltd.                                      2,848        5,458             0.0%
    Methven, Ltd.                                                       93,877       66,774             0.0%
    Metlifecare, Ltd.                                                  516,195    1,557,912             0.1%
    Michael Hill International, Ltd.                                 1,490,263    1,040,120             0.1%
    Mighty River Power, Ltd.                                           160,304      303,614             0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.                    406,992      385,894             0.0%
    New Zealand Oil & Gas, Ltd.                                      1,659,791      487,997             0.0%
    New Zealand Refining Co., Ltd. (The)                               574,344    1,337,929             0.1%
    Nuplex Industries, Ltd.                                          1,278,378    3,682,963             0.3%
#   NZX, Ltd.                                                          952,265      618,093             0.1%
#   Opus International Consultants, Ltd.                                12,925       10,328             0.0%
*   Pacific Edge, Ltd.                                                 418,982      128,882             0.0%
#   PGG Wrightson, Ltd.                                                999,976      280,518             0.0%
*   Pike River Coal, Ltd.                                              490,805           --             0.0%
#   Port of Tauranga, Ltd.                                             515,305    6,277,712             0.5%
#   Restaurant Brands New Zealand, Ltd.                                459,407    1,330,712             0.1%
*   Richina Pacific, Ltd.                                              274,180           --             0.0%
*   Rubicon, Ltd.                                                    1,442,620      323,168             0.0%
#   Ryman Healthcare, Ltd.                                           2,338,582   12,477,577             1.0%
    Sanford, Ltd/NZ                                                    382,357    1,279,940             0.1%
    Scott Technology, Ltd.                                              39,805       39,850             0.0%
    Skellerup Holdings, Ltd.                                           544,971      564,220             0.1%
#   SKY Network Television, Ltd.                                     2,080,268    6,386,562             0.5%
    SKYCITY Entertainment Group, Ltd.                                4,473,046   12,134,063             1.0%
    Steel & Tube Holdings, Ltd.                                        441,625      832,032             0.1%
    Summerset Group Holdings, Ltd.                                     424,681    1,129,181             0.1%
    Tourism Holdings, Ltd.                                             267,004      399,673             0.0%
    Tower, Ltd.                                                        871,114    1,232,775             0.1%
#   Trade Me Group, Ltd.                                             1,612,087    3,996,728             0.3%
    TrustPower, Ltd.                                                    70,988      374,987             0.0%
#   Vector, Ltd.                                                     1,294,580    2,894,275             0.2%
#   Warehouse Group, Ltd. (The)                                        698,604    1,290,496             0.1%
#*  Xero, Ltd.                                                         149,369    1,619,590             0.1%
    Z Energy, Ltd.                                                      59,640      270,578             0.0%
                                                                               ------------            ----
TOTAL NEW ZEALAND                                                               128,074,831            10.4%
                                                                               ------------            ----
SINGAPORE -- (8.8%)
*   Abterra, Ltd.                                                      531,800      142,752             0.0%
    Amara Holdings, Ltd.                                               922,800      299,814             0.0%
    Ascendas India Trust                                                26,500       16,552             0.0%
#   ASL Marine Holdings, Ltd.                                          816,600      211,231             0.0%
    Aspial Corp., Ltd.                                                  72,959       16,149             0.0%
#*  Ausgroup, Ltd.                                                   3,548,500      388,635             0.0%
    Baker Technology, Ltd.                                           1,272,000      178,028             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
SINGAPORE -- (Continued)
#   Banyan Tree Holdings, Ltd.                                        1,022,900 $  365,148             0.0%
#*  Biosensors International Group, Ltd.                              6,409,437  3,111,155             0.3%
    Bonvests Holdings, Ltd.                                             950,000    844,210             0.1%
*   Boustead Projects, Ltd.                                             497,612    300,004             0.0%
    Boustead Singapore, Ltd.                                          1,658,706  1,133,910             0.1%
#   Breadtalk Group, Ltd.                                               881,800    746,920             0.1%
*   Broadway Industrial Group, Ltd.                                   1,557,200    199,030             0.0%
    Bukit Sembawang Estates, Ltd.                                       599,603  2,018,409             0.2%
*   Bund Center Investment, Ltd.                                      2,639,300    347,024             0.0%
#   Centurion Corp., Ltd.                                               825,900    246,780             0.0%
#   China Aviation Oil Singapore Corp., Ltd.                          1,540,999    790,658             0.1%
#   China Merchants Holdings Pacific, Ltd.                            1,191,709    811,599             0.1%
    Chip Eng Seng Corp., Ltd.                                         3,445,300  1,684,402             0.1%
    Chuan Hup Holdings, Ltd.                                          3,853,500    947,883             0.1%
    Civmec, Ltd.                                                         53,200     15,502             0.0%
#   Cordlife Group, Ltd.                                                 98,500     95,251             0.0%
#   Cosco Corp. Singapore, Ltd.                                       6,805,600  1,821,757             0.2%
    Creative Technology, Ltd.                                           272,200    255,835             0.0%
*   CSC Holdings, Ltd.                                                  646,800     15,075             0.0%
    CSE Global, Ltd.                                                  3,285,200  1,159,620             0.1%
#   CWT, Ltd.                                                         1,403,400  2,003,369             0.2%
    Datapulse Technology, Ltd.                                           89,000      5,675             0.0%
#*  Del Monte Pacific, Ltd.                                           1,458,464    311,261             0.0%
*   Delong Holdings, Ltd.                                             1,231,000     90,918             0.0%
*   DMX Technologies Group, Ltd.                                      2,096,000    128,672             0.0%
#   Dyna-Mac Holdings, Ltd.                                           2,194,400    303,571             0.0%
    Elec & Eltek International Co., Ltd.                                147,000    114,759             0.0%
    Ellipsiz, Ltd.                                                       36,900      7,691             0.0%
    EnGro Corp., Ltd.                                                   354,000    263,774             0.0%
    Eu Yan Sang International, Ltd.                                     786,600    251,968             0.0%
#   Ezion Holdings, Ltd.                                              4,543,260  2,262,089             0.2%
#*  Ezra Holdings, Ltd.                                              16,462,023  1,432,592             0.1%
#   Falcon Energy Group, Ltd.                                         2,008,800    344,410             0.0%
    Far East Orchard, Ltd.                                            1,074,985  1,153,653             0.1%
#   First Resources, Ltd.                                             1,271,600  1,703,394             0.1%
    First Sponsor Group, Ltd.                                           440,661    386,395             0.0%
    FJ Benjamin Holdings, Ltd.                                        1,185,700     80,932             0.0%
*   Food Empire Holdings, Ltd.                                        1,256,400    210,314             0.0%
#   Fragrance Group, Ltd.                                             6,077,000    832,660             0.1%
    Frasers Centrepoint, Ltd.                                           171,800    199,772             0.0%
    Fu Yu Corp., Ltd.                                                   183,300     21,339             0.0%
#*  Gallant Venture, Ltd.                                             4,927,900    806,520             0.1%
#*  Geo Energy Resources, Ltd.                                          432,000     44,341             0.0%
    GK Goh Holdings, Ltd.                                             1,484,065    873,181             0.1%
    Global Premium Hotels, Ltd.                                         559,480    115,543             0.0%
*   Global Yellow Pages, Ltd.                                            19,750      2,708             0.0%
#*  GMG Global, Ltd.                                                  1,788,330    490,708             0.1%
#   Golden Agri-Resources, Ltd.                                       5,544,600  1,538,750             0.1%
    GP Batteries International, Ltd.                                    235,000    146,850             0.0%
    GP Industries, Ltd.                                               2,567,609  1,249,811             0.1%
    GSH Corp., Ltd.                                                      60,860     11,752             0.0%
#   GuocoLand, Ltd.                                                     403,714    535,891             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
SINGAPORE -- (Continued)
#   GuocoLeisure, Ltd.                                                3,267,800 $2,083,300             0.2%
*   Hanwell Holdings, Ltd.                                            1,771,219    333,952             0.0%
*   HG Metal Manufacturing, Ltd.                                      1,262,600     38,738             0.0%
    Hi-P International, Ltd.                                          1,271,600    472,054             0.0%
    Hiap Hoe, Ltd.                                                      353,000    176,683             0.0%
*   HLH Group, Ltd.                                                   6,882,400     54,081             0.0%
    Ho Bee Land, Ltd.                                                 1,604,700  2,254,461             0.2%
#   Hong Fok Corp., Ltd.                                              3,228,540  1,659,715             0.1%
    Hong Leong Asia, Ltd.                                               690,700    421,330             0.0%
    Hotel Grand Central, Ltd.                                         1,461,261  1,333,355             0.1%
    Hour Glass, Ltd. (The)                                            1,814,832    951,980             0.1%
*   HTL International Holdings, Ltd.                                  1,063,843    273,686             0.0%
    HupSteel, Ltd.                                                    1,572,875    171,082             0.0%
    Hwa Hong Corp., Ltd.                                              2,123,500    493,856             0.1%
#   Hyflux, Ltd.                                                      3,165,300  1,530,913             0.1%
    Indofood Agri Resources, Ltd.                                     3,368,800  1,367,133             0.1%
*   InnoTek, Ltd.                                                       512,500     63,754             0.0%
    Innovalues, Ltd.                                                  1,146,900    637,755             0.1%
    Interplex Holdings, Ltd.                                          1,314,300    661,844             0.1%
#   IPC Corp., Ltd.                                                     414,300    401,104             0.0%
    Isetan Singapore, Ltd.                                              119,000    380,098             0.0%
*   Jiutian Chemical Group, Ltd.                                      1,712,100     37,893             0.0%
#*  Jurong Technologies Industrial Corp., Ltd.                        2,227,680         --             0.0%
#   K1 Ventures, Ltd.                                                 4,952,600    707,442             0.1%
#   Keppel Infrastructure Trust                                       4,622,832  1,714,032             0.1%
    Keppel Telecommunications & Transportation, Ltd.                  1,369,300  1,415,438             0.1%
    Koh Brothers Group, Ltd.                                          1,432,000    312,185             0.0%
    KSH Holdings, Ltd.                                                   52,000     22,373             0.0%
*   Li Heng Chemical Fibre Technologies, Ltd.                           410,600    151,742             0.0%
    Lian Beng Group, Ltd.                                             2,238,100    844,206             0.1%
#*  Linc Energy, Ltd.                                                 1,799,796    206,529             0.0%
    Low Keng Huat Singapore, Ltd.                                       889,800    396,487             0.0%
    Lum Chang Holdings, Ltd.                                          1,094,030    304,695             0.0%
    M1, Ltd.                                                            505,600  1,023,712             0.1%
    Mandarin Oriental International, Ltd.                                24,900     38,055             0.0%
*   Marco Polo Marine, Ltd.                                             884,000    134,550             0.0%
*   mDR, Ltd.                                                         3,997,000     14,163             0.0%
    Mermaid Maritime PCL                                              1,741,200    218,493             0.0%
    Metro Holdings, Ltd.                                              2,026,092  1,299,685             0.1%
    Mewah International, Inc.                                         1,183,000    261,326             0.0%
#   Midas Holdings, Ltd.                                              7,943,100  1,776,388             0.2%
#   Nam Cheong, Ltd.                                                  6,922,840    826,951             0.1%
#*  Neptune Orient Lines, Ltd.                                        3,386,600  2,398,728             0.2%
    New Toyo International Holdings, Ltd.                             1,624,000    230,621             0.0%
#   Noble Group, Ltd.                                                13,704,600  4,920,488             0.4%
    NSL, Ltd.                                                           409,900    410,007             0.0%
*   OKH Global, Ltd.                                                  1,252,200    581,005             0.1%
    Olam International, Ltd.                                            247,400    352,216             0.0%
#   OSIM International, Ltd.                                          1,757,300  1,703,892             0.1%
*   Otto Marine, Ltd.                                                   549,175    147,255             0.0%
    OUE, Ltd.                                                         1,809,700  2,312,790             0.2%
    Oxley Holdings, Ltd.                                              1,061,700    317,033             0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SINGAPORE -- (Continued)
#   Pacific Radiance, Ltd.                                             452,600 $  122,468             0.0%
    Pan-United Corp., Ltd.                                           1,948,600    940,765             0.1%
    Penguin International, Ltd.                                      1,577,100    168,378             0.0%
#   Petra Foods, Ltd.                                                  781,000  1,348,235             0.1%
#   Q&M Dental Group Singapore, Ltd.                                 1,525,000    852,235             0.1%
    QAF, Ltd.                                                        1,255,162    934,790             0.1%
#   Raffles Education Corp., Ltd.                                    4,176,710    864,620             0.1%
    Raffles Medical Group, Ltd.                                        646,391  1,982,955             0.2%
    Religare Health Trust                                              149,500    106,002             0.0%
*   RH Petrogas, Ltd.                                                   66,800     10,681             0.0%
#   Rickmers Maritime                                                1,008,350    147,012             0.0%
    Riverstone Holdings, Ltd.                                           28,700     40,752             0.0%
    Rotary Engineering, Ltd.                                         1,443,100    406,661             0.0%
    Roxy-Pacific Holdings, Ltd.                                        297,500     97,154             0.0%
*   S I2I, Ltd.                                                         31,655     17,896             0.0%
    San Teh, Ltd.                                                      358,087     61,423             0.0%
    SATS, Ltd.                                                       1,050,100  2,837,992             0.2%
    SBS Transit, Ltd.                                                  926,200  1,215,454             0.1%
#   SembCorp Marine, Ltd.                                               53,900     89,690             0.0%
    Sheng Siong Group, Ltd.                                          1,955,100  1,183,454             0.1%
    SHS Holdings, Ltd.                                               2,304,100    419,315             0.0%
*   SIIC Environment Holdings, Ltd.                                     22,720     13,749             0.0%
    Sim Lian Group, Ltd.                                             2,216,555  1,440,454             0.1%
#   Sinarmas Land, Ltd.                                              5,746,800  1,963,286             0.2%
    Sing Holdings, Ltd.                                              1,134,000    242,463             0.0%
    Sing Investments & Finance, Ltd.                                   297,675    262,780             0.0%
#   Singapore Post, Ltd.                                               751,800  1,014,813             0.1%
    Singapore Reinsurance Corp., Ltd.                                1,514,530    356,563             0.0%
    Singapore Shipping Corp., Ltd.                                   1,640,700    344,447             0.0%
    Singapura Finance, Ltd.                                            348,124    235,521             0.0%
#*  Sino Grandness Food Industry Group, Ltd.                         2,095,300    519,703             0.1%
#   SMRT Corp., Ltd.                                                 2,688,700  2,797,599             0.2%
    Stamford Land Corp., Ltd.                                        3,188,100  1,173,264             0.1%
    Straco Corp., Ltd.                                                 130,000     81,520             0.0%
    Sunningdale Tech, Ltd.                                             724,360    438,770             0.0%
#*  SunVic Chemical Holdings, Ltd.                                   1,979,700    330,543             0.0%
#   Super Group, Ltd.                                                2,585,500  1,656,165             0.1%
#*  Swiber Holdings, Ltd.                                            2,895,250    535,083             0.1%
#   Swissco Holdings, Ltd.                                             768,400    141,620             0.0%
    Tat Hong Holdings, Ltd.                                          2,013,500    802,665             0.1%
*   Thakral Corp., Ltd.                                                183,065     38,280             0.0%
    Tiong Woon Corp. Holding, Ltd.                                   2,090,650    304,815             0.0%
    Tuan Sing Holdings, Ltd.                                         4,076,571    987,800             0.1%
    UMS Holdings, Ltd.                                               1,888,400    679,242             0.1%
    United Engineers, Ltd.                                           2,765,928  3,916,737             0.3%
    United Industrial Corp., Ltd.                                        4,800     10,545             0.0%
    United Overseas Insurance, Ltd.                                    181,850    566,709             0.1%
#   UOB-Kay Hian Holdings, Ltd.                                      1,887,972  1,940,879             0.2%
#   UOL Group, Ltd.                                                    141,600    660,813             0.1%
#   UPP Holdings, Ltd.                                               2,972,500    390,348             0.0%
    Valuetronics Holdings, Ltd.                                        347,100    104,763             0.0%
#*  Vard Holdings, Ltd.                                              3,937,100  1,064,937             0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
SINGAPORE -- (Continued)
      Venture Corp., Ltd.                                               1,654,300 $    9,749,130             0.8%
#     Vibrant Group, Ltd.                                               1,871,915        486,667             0.1%
      Vicom, Ltd.                                                         116,600        509,723             0.1%
      Wee Hur Holdings, Ltd.                                            2,670,400        562,656             0.1%
#     Wheelock Properties Singapore, Ltd.                               1,175,400      1,277,639             0.1%
      Wing Tai Holdings, Ltd.                                           2,762,267      3,437,428             0.3%
      Yeo Hiap Seng, Ltd.                                                 223,731        215,082             0.0%
      YHI International, Ltd.                                           1,174,000        143,948             0.0%
*     Yongnam Holdings, Ltd.                                            1,984,800        551,475             0.1%
      Zhongmin Baihui Retail Group, Ltd.                                   26,900         34,179             0.0%
                                                                                  --------------           -----
TOTAL SINGAPORE                                                                      132,762,585            10.8%
                                                                                  --------------           -----
TOTAL COMMON STOCKS                                                                1,226,095,408            99.8%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Claim Units Rights                     81,336             --             0.0%
*     Centrebet International, Ltd. Litigation Rights                      81,336             --             0.0%
*     FAR, Ltd. Rights 11/18/15                                           386,084            826             0.0%
*     FlexiGroup, Ltd. Rights 11/16/15                                    135,143             --             0.0%
*     Quickstep Holdings, Ltd. Rights 11/24/15                             48,222          1,547             0.0%
*     Ten Network Holdings, Ltd. Rights 11/12/15                        2,051,258             --             0.0%
*     Treasury Wine Estates, Ltd. Rights 11/04/15                         137,111             --             0.0%
                                                                                  --------------           -----
TOTAL AUSTRALIA                                                                            2,373             0.0%
                                                                                  --------------           -----
HONG KONG -- (0.0%)
*     Enviro Energy International Holdings, Ltd. Warrants 11/17/16      1,171,800            151             0.0%
*     HNA International Investment Holdings, Ltd. Rights 11/10/15      17,967,256         23,182             0.0%
                                                                                  --------------           -----
TOTAL HONG KONG                                                                           23,333             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                     25,706             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        1,226,121,114
                                                                                  --------------

                                                                                      VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund                                   24,403,671    282,350,469            23.0%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,727,795,864)                               $1,508,471,583           122.8%
                                                                                  ==============           =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          -------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                          ----------- -------------- ------- --------------
Common Stocks
   Australia                                              $ 9,728,779 $  606,141,272   --    $  615,870,051
   China                                                           --      1,340,267   --         1,340,267
   Hong Kong                                                  315,879    347,731,795   --       348,047,674
   New Zealand                                                     --    128,074,831   --       128,074,831
   Singapore                                                  581,005    132,181,580   --       132,762,585
Rights/Warrants
   Australia                                                       --          2,373   --             2,373
   Hong Kong                                                       --         23,333   --            23,333
Securities Lending Collateral                                      --    282,350,469   --       282,350,469
                                                          ----------- --------------   --    --------------
TOTAL                                                     $10,625,663 $1,497,845,920   --    $1,508,471,583
                                                          =========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (27.2%)
    4imprint Group P.L.C.                                               95,741 $ 1,907,657             0.1%
    888 Holdings P.L.C.                                                915,856   2,277,188             0.1%
    Barratt Developments P.L.C.                                      1,376,879  12,970,840             0.6%
    Bellway P.L.C.                                                     634,613  25,348,219             1.2%
    Berkeley Group Holdings P.L.C.                                     664,403  33,910,166             1.6%
    Betfair Group P.L.C.                                               337,205  16,751,925             0.8%
    Bloomsbury Publishing P.L.C.                                       274,093     703,410             0.0%
    Bovis Homes Group P.L.C.                                           827,518  13,052,819             0.6%
    Bwin Party Digital Entertainment P.L.C.                          2,836,202   4,887,329             0.2%
*   Carpetright P.L.C.                                                  77,554     590,774             0.0%
    Centaur Media P.L.C.                                               537,905     666,000             0.0%
    Cineworld Group P.L.C.                                           1,217,466  10,343,440             0.5%
    Connect Group P.L.C.                                             1,254,090   3,216,278             0.2%
    Crest Nicholson Holdings P.L.C.                                    615,117   5,145,159             0.2%
    Creston P.L.C.                                                      22,394      52,121             0.0%
    Daily Mail & General Trust P.L.C.                                1,406,012  16,198,309             0.8%
    Darty P.L.C.                                                     1,332,051   2,018,881             0.1%
    Debenhams P.L.C.                                                 6,930,594   9,531,566             0.5%
    Dignity P.L.C.                                                     249,726   9,333,120             0.4%
    Domino's Pizza Group P.L.C.                                        845,611  14,211,052             0.7%
    Dunelm Group P.L.C.                                                356,684   5,206,101             0.2%
*   Enterprise Inns P.L.C.                                           2,906,065   4,805,602             0.2%
    Entertainment One, Ltd.                                            403,836   1,365,003             0.1%
    Euromoney Institutional Investor P.L.C.                            285,280   4,166,908             0.2%
*   Findel P.L.C.                                                      303,005   1,169,679             0.1%
*   Forminster P.L.C.                                                   43,333          --             0.0%
    Fuller Smith & Turner P.L.C. Class A                               134,418   2,445,288             0.1%
*   Future P.L.C.                                                    1,301,863     220,227             0.0%
    Games Workshop Group P.L.C.                                         98,402     846,427             0.0%
    Greene King P.L.C.                                               1,786,209  22,097,245             1.1%
    Halfords Group P.L.C.                                            1,199,596   8,029,382             0.4%
    Headlam Group P.L.C.                                               372,352   3,103,801             0.1%
    Henry Boot P.L.C.                                                  417,992   1,485,255             0.1%
    Home Retail Group P.L.C.                                         3,986,671   6,890,695             0.3%
*   Hornby P.L.C.                                                       58,136      82,076             0.0%
    Howden Joinery Group P.L.C.                                      3,331,582  23,761,899             1.1%
    Huntsworth P.L.C.                                                  938,084     547,806             0.0%
    Inchcape P.L.C.                                                  2,234,351  27,479,055             1.3%
    Informa P.L.C.                                                   3,309,192  28,940,061             1.4%
    ITE Group P.L.C.                                                 1,362,242   2,936,356             0.1%
    J D Wetherspoon P.L.C.                                             479,569   5,719,725             0.3%
    JD Sports Fashion P.L.C.                                           465,078   6,912,249             0.3%
    John Menzies P.L.C.                                                285,509   1,779,577             0.1%
*   Johnston Press P.L.C.                                               20,800      21,925             0.0%
    Ladbrokes P.L.C.                                                 5,357,119   8,707,316             0.4%
    Laura Ashley Holdings P.L.C.                                     1,465,488     623,339             0.0%
    Lookers P.L.C.                                                   1,887,905   5,108,200             0.2%
    Marston's P.L.C.                                                 3,383,199   8,414,972             0.4%
    Millennium & Copthorne Hotels P.L.C.                             1,010,134   7,487,035             0.4%
*   Mitchells & Butlers P.L.C.                                         983,721   5,362,756             0.3%
    MJ Gleeson P.L.C.                                                  189,171   1,424,771             0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Mothercare P.L.C.                                                  641,709 $  2,340,054             0.1%
    N Brown Group P.L.C.                                               907,387    5,231,685             0.3%
#*  Ocado Group P.L.C.                                               1,689,648    9,788,980             0.5%
    Pendragon P.L.C.                                                 5,239,627    3,616,069             0.2%
    Pets at Home Group P.L.C.                                          480,600    2,137,372             0.1%
    Photo-Me International P.L.C.                                      625,898    1,528,813             0.1%
    Poundland Group P.L.C.                                             499,356    2,116,783             0.1%
*   Punch Taverns P.L.C.                                               133,442      252,471             0.0%
    Rank Group P.L.C.                                                  223,416      953,576             0.0%
    Redrow P.L.C.                                                    1,453,828   10,375,758             0.5%
    Restaurant Group P.L.C. (The)                                    1,038,492   11,462,910             0.6%
    Rightmove P.L.C.                                                   477,301   28,190,029             1.4%
*   Sportech P.L.C.                                                    371,065      352,082             0.0%
    STV Group P.L.C.                                                     4,868       32,586             0.0%
*   SuperGroup P.L.C.                                                  239,090    5,380,490             0.3%
    Taylor Wimpey P.L.C.                                             8,920,064   27,173,690             1.3%
    Ted Baker P.L.C.                                                   147,168    6,856,882             0.3%
*   Thomas Cook Group P.L.C.                                         7,258,705   13,727,552             0.7%
    Topps Tiles P.L.C.                                                 882,174    1,976,385             0.1%
    Trinity Mirror P.L.C.                                            1,627,618    4,273,779             0.2%
    UBM P.L.C.                                                       2,265,761   17,849,269             0.9%
    UTV Media P.L.C.                                                   451,514    1,268,443             0.1%
    Vitec Group P.L.C. (The)                                           159,205    1,575,893             0.1%
    WH Smith P.L.C.                                                    680,498   17,851,799             0.9%
    William Hill P.L.C.                                              4,450,569   21,715,526             1.0%
    Wilmington P.L.C.                                                  334,384    1,396,299             0.1%
                                                                               ------------            ----
Total Consumer Discretionary                                                    579,682,159            27.8%
                                                                               ------------            ----
Consumer Staples -- (5.2%)
    A.G.BARR P.L.C.                                                    417,894    3,404,506             0.2%
    Anglo-Eastern Plantations P.L.C.                                   104,452      959,268             0.1%
    Booker Group P.L.C.                                              7,899,680   22,625,829             1.1%
    Britvic P.L.C.                                                   1,223,553   13,153,355             0.6%
    Cranswick P.L.C.                                                   260,891    6,906,018             0.3%
    Dairy Crest Group P.L.C.                                           743,682    7,368,758             0.4%
    Devro P.L.C.                                                       935,205    4,091,655             0.2%
    Greencore Group P.L.C.                                           2,240,575   10,417,976             0.5%
    Greggs P.L.C.                                                      539,599    9,874,793             0.5%
    Hilton Food Group P.L.C.                                            24,794      177,812             0.0%
    McBride P.L.C.                                                     860,692    2,131,109             0.1%
    McColl's Retail Group P.L.C.                                         6,083       13,786             0.0%
*   Premier Foods P.L.C.                                             3,793,568    1,986,100             0.1%
    PZ Cussons P.L.C.                                                1,346,306    6,232,146             0.3%
    REA Holdings P.L.C.                                                 50,639      206,734             0.0%
    Stock Spirits Group P.L.C.                                         287,316      844,022             0.0%
    Tate & Lyle P.L.C.                                               2,291,490   21,033,777             1.0%
                                                                               ------------            ----
Total Consumer Staples                                                          111,427,644             5.4%
                                                                               ------------            ----
Energy -- (3.9%)
#   Afren P.L.C.                                                     5,446,344      149,870             0.0%
    Amec Foster Wheeler P.L.C.                                       1,933,881   21,160,938             1.0%
    Anglo Pacific Group P.L.C.                                         578,701      638,721             0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Energy -- (Continued)
*   Cairn Energy P.L.C.                                              2,512,540 $ 5,782,804             0.3%
*   EnQuest P.L.C.                                                   3,485,836   1,451,716             0.1%
    Fortune Oil CVR                                                  6,238,485      36,065             0.0%
    Gulf Marine Services P.L.C.                                         31,549      56,636             0.0%
*   Hardy Oil & Gas P.L.C.                                               2,590       1,055             0.0%
    Hunting P.L.C.                                                     697,468   3,865,997             0.2%
    James Fisher & Sons P.L.C.                                         238,889   3,523,416             0.2%
    John Wood Group P.L.C.                                           1,939,124  17,801,885             0.9%
*   Lamprell P.L.C.                                                  1,336,066   2,454,603             0.1%
*   Ophir Energy P.L.C.                                                795,682   1,173,613             0.1%
    Petrofac, Ltd.                                                   1,323,447  17,172,041             0.8%
*   Premier Oil P.L.C.                                               2,461,246   2,589,879             0.1%
#   Soco International P.L.C.                                          966,138   2,621,091             0.1%
    Stobart Group, Ltd.                                                750,349   1,280,444             0.1%
*   Tullow Oil P.L.C.                                                  866,800   2,707,430             0.1%
                                                                               -----------             ---
Total Energy                                                                    84,468,204             4.1%
                                                                               -----------             ---
Financials -- (15.2%)
    Amlin P.L.C.                                                     2,732,771  27,729,450             1.3%
    Arrow Global Group P.L.C.                                          165,247     633,866             0.0%
#   Ashmore Group P.L.C.                                             1,776,941   7,375,298             0.4%
    Bank of Georgia Holdings P.L.C.                                    148,711   4,578,632             0.2%
    Beazley P.L.C.                                                   2,583,691  14,442,058             0.7%
    Brewin Dolphin Holdings P.L.C.                                   1,461,244   6,064,206             0.3%
    Capital & Counties Properties P.L.C.                               459,047   3,141,573             0.2%
    Charles Stanley Group P.L.C.                                       122,025     686,745             0.0%
    Charles Taylor P.L.C.                                              192,071     804,240             0.0%
    Chesnara P.L.C.                                                    585,048   2,941,701             0.1%
    Close Brothers Group P.L.C.                                        775,985  17,484,739             0.8%
    Countrywide P.L.C.                                                 428,322   3,069,079             0.2%
    Daejan Holdings P.L.C.                                              30,985   3,025,356             0.2%
    Development Securities P.L.C.                                      610,192   2,241,390             0.1%
    esure Group P.L.C.                                                 583,747   2,383,815             0.1%
    Foxtons Group P.L.C.                                               453,959   1,396,152             0.1%
    Hansard Global P.L.C.                                               16,468      28,433             0.0%
*   Harworth Group P.L.C.                                              306,801      57,343             0.0%
    Helical Bar P.L.C.                                                 629,075   4,281,256             0.2%
    Henderson Group P.L.C.                                           5,673,481  25,007,836             1.2%
    Hiscox, Ltd.                                                     1,480,745  22,019,824             1.1%
    ICAP P.L.C.                                                      2,825,338  19,125,468             0.9%
    IG Group Holdings P.L.C.                                         1,862,861  21,652,988             1.0%
*   Industrial & Commercial Holdings P.L.C.                              5,000          --             0.0%
    Intermediate Capital Group P.L.C.                                  473,796   4,123,645             0.2%
    International Personal Finance P.L.C.                              667,182   3,799,560             0.2%
#*  IP Group P.L.C.                                                  1,388,994   5,081,200             0.2%
    Jardine Lloyd Thompson Group P.L.C.                                630,040   9,147,117             0.4%
    Jupiter Fund Management P.L.C.                                   1,950,736  13,530,577             0.7%
    Just Retirement Group P.L.C.                                       100,392     256,296             0.0%
    Lancashire Holdings, Ltd.                                        1,084,204  11,877,116             0.6%
    LSL Property Services P.L.C.                                       326,965   1,665,552             0.1%
    Man Group P.L.C.                                                 9,267,447  23,786,481             1.1%
    Novae Group P.L.C.                                                 308,857   4,147,198             0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
    Partnership Assurance Group P.L.C.                                  11,106 $     22,934             0.0%
    Phoenix Group Holdings                                           1,072,614   14,104,792             0.7%
    Rathbone Brothers P.L.C.                                           160,021    5,558,300             0.3%
*   Raven Russia, Ltd.                                               1,086,511      721,106             0.0%
    S&U P.L.C.                                                          20,417      738,355             0.0%
    Savills P.L.C.                                                     674,500    9,519,761             0.5%
    ST Modwen Properties P.L.C.                                      1,034,835    7,004,612             0.3%
    Tullett Prebon P.L.C.                                            1,209,924    6,543,502             0.3%
    UNITE Group P.L.C. (The)                                         1,189,599   12,174,176             0.6%
*   Waterloo Investment Holdings, Ltd.                                   5,979          645             0.0%
                                                                               ------------            ----
Total Financials                                                                323,974,373            15.5%
                                                                               ------------            ----
Health Care -- (2.8%)
*   Alizyme P.L.C.                                                     660,805           --             0.0%
    Bioquell P.L.C.                                                     90,893      191,938             0.0%
*   BTG P.L.C.                                                       1,329,188   11,285,819             0.6%
*   Circassia Pharmaceuticals P.L.C.                                    89,359      384,477             0.0%
    Consort Medical P.L.C.                                             236,219    3,551,132             0.2%
    Dechra Pharmaceuticals P.L.C.                                      433,950    6,473,163             0.3%
    Genus P.L.C.                                                       295,529    6,614,696             0.3%
    Hikma Pharmaceuticals P.L.C.                                         1,196       39,853             0.0%
    Indivior P.L.C.                                                  1,169,125    3,693,886             0.2%
*   Oxford Biomedica P.L.C.                                          1,540,589      149,937             0.0%
*   Skyepharma P.L.C.                                                  322,164    1,565,919             0.1%
    Synergy Health P.L.C.                                              300,498   10,770,504             0.5%
    UDG Healthcare P.L.C.                                            1,247,003    9,129,581             0.4%
*   Vectura Group P.L.C.                                             2,022,409    5,444,938             0.3%
                                                                               ------------            ----
Total Health Care                                                                59,295,843             2.9%
                                                                               ------------            ----
Industrials -- (23.3%)
    Aggreko P.L.C.                                                      27,810      392,005             0.0%
    Air Partner P.L.C.                                                  40,969      257,802             0.0%
    Alumasc Group P.L.C. (The)                                         120,110      347,205             0.0%
    Avon Rubber P.L.C.                                                  99,990    1,753,144             0.1%
*   Balfour Beatty P.L.C.                                            3,705,993   14,204,180             0.7%
    BBA Aviation P.L.C.                                              5,822,256   17,104,109             0.8%
    Berendsen P.L.C.                                                   870,366   13,722,600             0.7%
    Bodycote P.L.C.                                                  1,203,191    9,505,065             0.5%
    Braemar Shipping Services P.L.C.                                    84,411      611,904             0.0%
    Brammer P.L.C.                                                     618,328    2,191,715             0.1%
    Cape P.L.C.                                                        648,113    2,295,920             0.1%
    Carillion P.L.C.                                                 2,366,457   11,132,727             0.5%
    Carr's Group P.L.C.                                                343,111      804,207             0.0%
    Castings P.L.C.                                                    157,187    1,077,070             0.1%
    Chemring Group P.L.C.                                            1,179,529    3,127,496             0.2%
    Clarkson P.L.C.                                                     64,020    2,389,402             0.1%
    Cobham P.L.C.                                                    5,746,923   24,536,962             1.2%
    Communisis P.L.C.                                                1,041,989      836,024             0.0%
    Costain Group P.L.C.                                               408,045    2,368,529             0.1%
    DCC P.L.C.                                                         392,281   31,446,253             1.5%
    De La Rue P.L.C.                                                   554,659    3,951,073             0.2%
#   Dialight P.L.C.                                                    103,553      878,431             0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
    Diploma P.L.C.                                                     596,754 $ 5,871,647             0.3%
    Fenner P.L.C.                                                    1,016,768   2,384,591             0.1%
*   Firstgroup P.L.C.                                                5,943,374   8,846,055             0.4%
*   Flybe Group P.L.C.                                                 223,132     293,899             0.0%
    Galliford Try P.L.C.                                               403,207   9,288,032             0.5%
    Go-Ahead Group P.L.C.                                              235,710   8,800,937             0.4%
    Goodwin P.L.C.                                                         383      14,511             0.0%
    Grafton Group P.L.C.                                               951,619   9,888,759             0.5%
    Harvey Nash Group P.L.C.                                            46,693      66,980             0.0%
    Hays P.L.C.                                                      7,141,914  15,472,894             0.7%
    HellermannTyton Group P.L.C.                                        19,913     145,377             0.0%
    Hogg Robinson Group P.L.C.                                         134,014     127,700             0.0%
    HomeServe P.L.C.                                                 1,386,489   8,653,824             0.4%
    IMI P.L.C.                                                         888,298  13,026,142             0.6%
    Interserve P.L.C.                                                  758,481   6,481,129             0.3%
    Keller Group P.L.C.                                                382,069   4,788,166             0.2%
    Kier Group P.L.C.                                                  436,897   9,254,033             0.4%
    Lavendon Group P.L.C.                                              812,054   1,876,990             0.1%
    Management Consulting Group P.L.C.                               1,467,589     332,833             0.0%
    Mears Group P.L.C.                                                 544,440   3,475,834             0.2%
    Meggitt P.L.C.                                                     324,652   1,768,603             0.1%
    Melrose Industries P.L.C.                                        5,163,700  21,125,329             1.0%
    Michael Page International P.L.C.                                1,457,290  11,099,635             0.5%
    Mitie Group P.L.C.                                               1,970,239   9,749,223             0.5%
    Morgan Advanced Materials P.L.C.                                 1,570,920   6,766,362             0.3%
    Morgan Sindall Group P.L.C.                                        191,927   2,202,865             0.1%
    National Express Group P.L.C.                                    2,257,828  10,406,690             0.5%
    Norcros P.L.C.                                                      26,378      74,991             0.0%
    Northgate P.L.C.                                                   724,086   4,517,450             0.2%
    PayPoint P.L.C.                                                    246,900   3,760,482             0.2%
    QinetiQ Group P.L.C.                                             3,243,810  11,175,814             0.5%
    Regus P.L.C.                                                     3,349,423  17,246,433             0.8%
*   Renold P.L.C.                                                      193,435     193,015             0.0%
    Rentokil Initial P.L.C.                                          9,277,900  22,069,212             1.1%
    Ricardo P.L.C.                                                     273,631   3,812,192             0.2%
    Robert Walters P.L.C.                                              385,303   2,236,030             0.1%
    Rotork P.L.C.                                                    4,248,543  12,273,105             0.6%
    RPS Group P.L.C.                                                 1,242,128   4,488,167             0.2%
    Senior P.L.C.                                                    2,136,201   7,454,104             0.4%
*   Serco Group P.L.C.                                                 230,813     332,985             0.0%
    Severfield P.L.C.                                                1,262,597   1,197,038             0.1%
    Shanks Group P.L.C.                                              2,391,349   3,492,585             0.2%
    SIG P.L.C.                                                       3,247,890   6,667,363             0.3%
    Speedy Hire P.L.C.                                               2,860,318   1,327,826             0.1%
    Spirax-Sarco Engineering P.L.C.                                    372,620  17,467,332             0.8%
    St Ives P.L.C.                                                     654,912   1,867,369             0.1%
    Stagecoach Group P.L.C.                                          2,145,901  11,443,000             0.6%
    Sthree P.L.C.                                                      407,731   2,266,433             0.1%
    T Clarke P.L.C.                                                    147,457     175,958             0.0%
    Tarsus Group P.L.C.                                                207,820     717,703             0.0%
    Tribal Group P.L.C.                                                151,222     191,298             0.0%
    Trifast P.L.C.                                                     447,201     773,452             0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Industrials -- (Continued)
    Tyman P.L.C.                                                        46,771 $    185,140             0.0%
    UK Mail Group P.L.C.                                               189,690    1,123,768             0.1%
    Ultra Electronics Holdings P.L.C.                                  373,219    9,672,365             0.5%
    Vesuvius P.L.C.                                                  1,392,557    7,659,290             0.4%
*   Volex P.L.C.                                                       307,047      271,020             0.0%
    Vp P.L.C.                                                          161,571    1,839,922             0.1%
    Weir Group P.L.C. (The)                                            460,518    7,565,325             0.4%
*   Wincanton P.L.C.                                                   612,048    1,901,477             0.1%
    WS Atkins P.L.C.                                                   502,623   10,651,031             0.5%
    XP Power, Ltd.                                                      74,995    1,677,216             0.1%
                                                                               ------------            ----
Total Industrials                                                               496,910,754            23.8%
                                                                               ------------            ----
Information Technology -- (8.3%)
    Acal P.L.C.                                                        202,289      782,849             0.0%
    Aveva Group P.L.C.                                                 320,952   10,136,792             0.5%
    Computacenter P.L.C.                                               388,067    4,521,931             0.2%
    E2V Technologies P.L.C.                                            781,676    2,814,433             0.1%
    Electrocomponents P.L.C.                                         2,441,936    7,709,262             0.4%
    Fidessa Group P.L.C.                                               165,096    4,979,740             0.2%
    Halma P.L.C.                                                     1,951,180   22,935,335             1.1%
*   Imagination Technologies Group P.L.C.                            1,324,098    4,515,342             0.2%
    Innovation Group P.L.C.                                          5,296,310    3,241,021             0.2%
    Laird P.L.C.                                                     1,495,360    7,790,588             0.4%
    Micro Focus International P.L.C.                                   671,015   12,970,210             0.6%
    Moneysupermarket.com Group P.L.C.                                2,068,485   10,645,419             0.5%
#   NCC Group P.L.C.                                                   672,477    2,853,702             0.1%
    Oxford Instruments P.L.C.                                          210,872    1,684,637             0.1%
    Pace P.L.C.                                                      1,453,325    8,328,320             0.4%
    Playtech P.L.C.                                                  1,066,825   14,055,843             0.7%
    Premier Farnell P.L.C.                                           1,984,877    3,058,245             0.1%
    Renishaw P.L.C.                                                    180,653    5,239,940             0.3%
    RM P.L.C.                                                          318,504      782,250             0.0%
    SDL P.L.C.                                                         388,032    2,324,010             0.1%
    Sepura P.L.C.                                                      322,176      894,004             0.0%
    Spectris P.L.C.                                                    607,600   15,583,280             0.8%
    Spirent Communications P.L.C.                                    2,870,632    3,246,584             0.2%
    Telecity Group P.L.C.                                            1,011,062   18,287,574             0.9%
    TT electronics P.L.C.                                              828,017    1,630,964             0.1%
    Xaar P.L.C.                                                        362,841    2,860,779             0.1%
    Xchanging P.L.C.                                                 1,317,646    3,415,020             0.2%
                                                                               ------------            ----
Total Information Technology                                                    177,288,074             8.5%
                                                                               ------------            ----
Materials -- (7.4%)
    Acacia Mining P.L.C.                                               711,371    2,109,971             0.1%
    Alent P.L.C.                                                     1,291,364    9,877,635             0.5%
    British Polythene Industries P.L.C.                                135,695    1,568,776             0.1%
    Carclo P.L.C.                                                      213,640      395,524             0.0%
    Centamin P.L.C.                                                  6,067,817    5,935,550             0.3%
    Croda International P.L.C.                                         447,752   19,972,880             1.0%
    DS Smith P.L.C.                                                  4,938,232   29,423,520             1.4%
    Elementis P.L.C.                                                 2,286,826    8,244,817             0.4%
    Essentra P.L.C.                                                  1,311,927   16,996,260             0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                ---------- -------------- ---------------
Materials -- (Continued)
*     Evraz P.L.C.                                               1,320,704 $    1,720,055             0.1%
      Ferrexpo P.L.C.                                              945,143        496,881             0.0%
      Gem Diamonds, Ltd.                                           546,319        834,376             0.0%
      Hill & Smith Holdings P.L.C.                                 421,094      4,423,411             0.2%
#*    Hochschild Mining P.L.C.                                     797,908        906,925             0.0%
#*    KAZ Minerals P.L.C.                                        1,271,344      2,273,687             0.1%
#*    Lonmin P.L.C.                                              2,126,996        834,752             0.0%
      Low & Bonar P.L.C.                                         1,119,286      1,155,185             0.1%
      Marshalls P.L.C.                                             993,389      5,290,859             0.3%
      Petra Diamonds, Ltd.                                       1,551,908      1,783,963             0.1%
#*    Petropavlovsk P.L.C.                                      14,546,334      1,303,341             0.1%
      Randgold Resources, Ltd.                                       7,863        527,347             0.0%
      Rexam P.L.C.                                                 861,780      7,165,517             0.3%
      RPC Group P.L.C.                                           1,255,666     12,578,263             0.6%
      Synthomer P.L.C.                                           1,341,595      6,813,050             0.3%
#     Vedanta Resources P.L.C.                                     464,354      3,534,879             0.2%
      Victrex P.L.C.                                               403,611     11,468,758             0.6%
      Zotefoams P.L.C.                                              93,537        507,272             0.0%
                                                                           --------------           -----
Total Materials                                                               158,143,454             7.6%
                                                                           --------------           -----
Telecommunication Services -- (2.1%)
      Cable & Wireless Communications P.L.C.                    17,713,479     20,055,908             0.9%
      Inmarsat P.L.C.                                              688,489     10,435,362             0.5%
      KCM Group P.L.C.                                           3,085,959      4,125,960             0.2%
#     TalkTalk Telecom Group P.L.C.                              2,586,447     10,068,693             0.5%
                                                                           --------------           -----
Total Telecommunication Services                                               44,685,923             2.1%
                                                                           --------------           -----
Utilities -- (1.7%)
      Dee Valley Group P.L.C.                                       12,109        264,606             0.0%
      Drax Group P.L.C.                                          2,006,082      8,044,105             0.4%
      Pennon Group P.L.C.                                        1,974,654     24,639,490             1.2%
      Telecom Plus P.L.C.                                          239,846      3,881,834             0.2%
                                                                           --------------           -----
Total Utilities                                                                36,830,035             1.8%
                                                                           --------------           -----
TOTAL COMMON STOCKS                                                         2,072,706,463            99.5%
                                                                           --------------           -----
RIGHTS/WARRANTS -- (0.0%)
*     Hochschild Mining P.L.C. Rights 11/03/15                     299,216        125,696             0.0%
      McBride P.L.C.                                            16,353,148         25,210             0.0%
TOTAL RIGHTS/WARRANTS                                                             150,906             0.0%
                                                                           --------------           -----
TOTAL INVESTMENT SECURITIES                                                 2,072,857,369
                                                                           --------------

                                                                               VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund                             5,271,316     60,989,129             2.9%
                                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,629,459,086)                        $2,133,846,498           102.4%
                                                                           ==============           =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                              LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                              ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                       --    $  579,682,159   --    $  579,682,159
   Consumer Staples                             --       111,427,644   --       111,427,644
   Energy                                       --        84,468,204   --        84,468,204
   Financials                                   --       323,974,373   --       323,974,373
   Health Care                                  --        59,295,843   --        59,295,843
   Industrials                                  --       496,910,754   --       496,910,754
   Information Technology                       --       177,288,074   --       177,288,074
   Materials                                    --       158,143,454   --       158,143,454
   Telecommunication Services                   --        44,685,923   --        44,685,923
   Utilities                                    --        36,830,035   --        36,830,035
Rights/Warrants                                 --           150,906   --           150,906
Securities Lending Collateral                   --        60,989,129   --        60,989,129
                                                --    --------------   --    --------------
TOTAL                                           --    $2,133,846,498   --    $2,133,846,498
                                                ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
COMMON STOCKS -- (91.6%)
AUSTRIA -- (2.5%)
    Agrana Beteiligungs AG                                            16,785 $  1,520,175             0.0%
    AMAG Austria Metall AG                                             3,703      134,765             0.0%
    Andritz AG                                                        70,828    3,558,555             0.1%
    Atrium European Real Estate, Ltd.                                655,974    2,718,679             0.1%
    Austria Technologie & Systemtechnik AG                           154,803    2,640,917             0.1%
    BUWOG AG                                                         251,450    5,346,190             0.1%
    CA Immobilien Anlagen AG                                         238,384    4,673,468             0.1%
#*  Conwert Immobilien Invest SE                                     338,470    4,852,512             0.1%
#   DO & CO AG                                                        29,001    2,721,298             0.1%
    EVN AG                                                           199,009    2,196,059             0.1%
    Flughafen Wien AG                                                 18,253    1,718,172             0.1%
*   IMMOFINANZ AG                                                     15,360       39,319             0.0%
    Josef Manner & Co. AG                                                870       43,925             0.0%
    Kapsch TrafficCom AG                                              30,685    1,110,170             0.0%
#   Lenzing AG                                                        51,632    3,944,260             0.1%
    Mayr Melnhof Karton AG                                            49,254    5,816,024             0.2%
    Oberbank AG                                                       41,134    2,354,727             0.1%
    Oesterreichische Post AG                                         194,685    7,078,234             0.2%
    Palfinger AG                                                      76,783    2,154,976             0.1%
    POLYTEC Holding AG                                                92,160      695,823             0.0%
    Porr Ag                                                           47,954    1,304,677             0.0%
*   Raiffeisen Bank International AG                                 388,529    6,130,908             0.2%
    RHI AG                                                           137,992    3,113,693             0.1%
    Rosenbauer International AG                                       18,560    1,558,815             0.0%
    S IMMO AG                                                        308,031    2,737,278             0.1%
#   Schoeller-Bleckmann Oilfield Equipment AG                         52,123    3,133,124             0.1%
    Semperit AG Holding                                               69,369    2,400,748             0.1%
    Strabag SE                                                        99,312    2,276,666             0.1%
    Telekom Austria AG                                               213,845    1,288,707             0.0%
    UBM Development AG                                                   314       11,937             0.0%
    UNIQA Insurance Group AG                                         563,292    5,230,911             0.1%
#   Verbund AG                                                        63,527      899,004             0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe              38,488    1,231,684             0.0%
    Wienerberger AG                                                  552,075   10,178,678             0.3%
#   Wolford AG                                                        11,252      277,304             0.0%
    Zumtobel Group AG                                                166,510    3,784,155             0.1%
                                                                             ------------             ---
TOTAL AUSTRIA                                                                 100,876,537             2.8%
                                                                             ------------             ---
BELGIUM -- (4.1%)
#*  Ablynx NV                                                        303,349    3,999,091             0.1%
    Ackermans & van Haaren NV                                        134,383   20,449,775             0.6%
*   AGFA-Gevaert NV                                                  965,465    4,115,454             0.1%
    Atenor Group                                                       6,678      311,941             0.0%
    Banque Nationale de Belgique                                         986    3,413,242             0.1%
    Barco NV                                                          65,535    4,302,561             0.1%
#   Bekaert SA                                                       183,930    5,455,431             0.2%
*   BHF Kleinwort Benson Group                                       329,899    1,886,945             0.1%
    bpost SA                                                         213,711    5,348,677             0.2%
    Celyad                                                             1,513       59,604             0.0%
    Cie d'Entreprises CFE                                             49,147    6,092,886             0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
BELGIUM -- (Continued)
    Cie Immobiliere de Belgique SA                                      14,576 $    784,932             0.0%
*   Cie Maritime Belge SA                                               63,930    1,131,712             0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA                           111      352,529             0.0%
    D'ieteren SA                                                       131,557    4,449,158             0.1%
    Deceuninck NV                                                      358,205      932,872             0.0%
    Econocom Group SA                                                  343,333    3,063,297             0.1%
    Elia System Operator SA                                            169,789    8,212,909             0.2%
    Euronav NV                                                         679,242   10,042,201             0.3%
    EVS Broadcast Equipment SA                                          74,156    2,159,978             0.1%
#   Exmar NV                                                           174,456    1,881,265             0.1%
#   Fagron                                                             127,980    3,139,992             0.1%
*   Galapagos NV                                                       148,075    7,134,718             0.2%
    Gimv NV                                                             14,240      669,068             0.0%
    Ion Beam Applications                                              115,719    4,125,114             0.1%
    Jensen-Group NV                                                     13,482      307,557             0.0%
    Kinepolis Group NV                                                  94,699    3,931,112             0.1%
#   Lotus Bakeries                                                       1,454    2,653,280             0.1%
#*  MDxHealth                                                          180,487      742,968             0.0%
    Melexis NV                                                         113,838    5,543,188             0.2%
*   Mobistar SA                                                        167,280    4,085,839             0.1%
#*  Nyrstar NV                                                       2,609,398    3,986,886             0.1%
    Ontex Group NV                                                       5,847      179,610             0.0%
    Picanol                                                             28,800    1,635,094             0.0%
*   RealDolmen                                                           8,137      147,056             0.0%
    RealDolmen NV                                                          120            2             0.0%
    Recticel SA                                                        199,901    1,194,406             0.0%
*   Rentabiliweb Group                                                  18,045      135,910             0.0%
    Resilux                                                              5,006      915,719             0.0%
*   Roularta Media Group NV                                             10,263      236,071             0.0%
    Sioen Industries NV                                                 50,430      980,210             0.0%
    Sipef SA                                                            25,871    1,397,284             0.0%
    TER Beke SA                                                          2,260      222,198             0.0%
*   Tessenderlo Chemie NV                                              190,301    6,137,581             0.2%
#*  ThromboGenics NV                                                   159,152      670,327             0.0%
    Umicore SA                                                         434,045   18,428,703             0.5%
    Van de Velde NV                                                     36,017    2,348,852             0.1%
#*  Viohalco SA                                                        583,796    1,422,279             0.0%
                                                                               ------------             ---
TOTAL BELGIUM                                                                   160,817,484             4.4%
                                                                               ------------             ---
DENMARK -- (4.6%)
    ALK-Abello A.S.                                                     30,494    3,316,881             0.1%
    Alm Brand A.S.                                                     468,716    2,655,323             0.1%
#   Ambu A.S. Class B                                                  124,859    3,383,119             0.1%
    Arkil Holding A.S. Class B                                             504       87,437             0.0%
#*  Bang & Olufsen A.S.                                                167,328    1,100,730             0.0%
    BankNordik P/F                                                       1,753       36,431             0.0%
*   Bavarian Nordic A.S.                                               143,640    5,747,746             0.2%
    Brodrene Hartmann A.S.                                              13,519      476,634             0.0%
*   D/S Norden A.S.                                                    132,398    2,639,907             0.1%
    DFDS A.S.                                                          156,210    4,744,170             0.1%
    Djurslands Bank A.S.                                                 8,970      354,182             0.0%
    FE Bording A.S.                                                        426       49,569             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
DENMARK -- (Continued)
#   FLSmidth & Co. A.S.                                                260,041 $  9,843,781             0.3%
    Fluegger A.S. Class B                                                4,198      210,708             0.0%
*   Genmab A.S.                                                        217,338   21,447,065             0.6%
    GN Store Nord A.S.                                                 826,732   15,079,315             0.4%
*   GPV Industri A.S. Series B                                           2,200           --             0.0%
*   Greentech Energy Systems A.S.                                       12,775       13,593             0.0%
    Gronlandsbanken A.S.                                                 1,125      100,803             0.0%
*   H Lundbeck A.S.                                                    248,731    7,306,923             0.2%
*   H+H International A.S. Class B                                      40,093      330,391             0.0%
    Harboes Bryggeri A.S. Class B                                       16,516      252,469             0.0%
    IC Group A.S.                                                       38,440    1,058,390             0.0%
*   Jeudan A.S.                                                          5,761      571,157             0.0%
*   Jyske Bank A.S.                                                    231,649   11,299,738             0.3%
    Lan & Spar Bank                                                      4,981      299,566             0.0%
    Matas A.S.                                                          18,274      331,671             0.0%
    NKT Holding A.S.                                                   121,196    6,595,632             0.2%
#   Nordjyske Bank A.S.                                                 34,591      573,256             0.0%
*   Parken Sport & Entertainment A.S.                                   33,556      266,959             0.0%
    PER Aarsleff A.S. Class B                                           10,732    3,601,586             0.1%
    Ringkjoebing Landbobank A.S.                                        23,199    4,968,897             0.1%
    Roblon A.S. Class B                                                  2,700       96,604             0.0%
#   Rockwool International A.S. Class B                                 30,771    4,821,094             0.1%
    Royal Unibrew A.S.                                                 227,860    9,022,665             0.3%
    RTX A.S.                                                            29,629      382,398             0.0%
*   Santa Fe Group A.S.                                                127,806    1,015,621             0.0%
    Schouw & Co.                                                        71,589    3,740,899             0.1%
    SimCorp A.S.                                                       209,269   10,267,557             0.3%
    Solar A.S. Class B                                                  26,813    1,635,306             0.1%
    Spar Nord Bank A.S.                                                351,498    3,366,923             0.1%
    Sydbank A.S.                                                       351,217   11,552,865             0.3%
    TDC A.S.                                                           343,551    1,796,047             0.1%
    Tivoli A.S.                                                            937      458,828             0.0%
*   TK Development A.S.                                                608,784      741,023             0.0%
*   Topdanmark A.S.                                                    491,266   13,072,636             0.4%
    United International Enterprises                                    10,218    1,595,600             0.0%
#*  Vestjysk Bank A.S.                                                  53,413       70,894             0.0%
*   William Demant Holding A.S.                                         73,082    6,349,197             0.2%
#*  Zealand Pharma A.S.                                                 62,015    1,381,614             0.0%
                                                                               ------------             ---
TOTAL DENMARK                                                                   180,111,800             4.9%
                                                                               ------------             ---
FINLAND -- (6.5%)
    Ahlstrom Oyj                                                        46,794      379,319             0.0%
    Aktia Bank Oyj                                                      58,113      700,635             0.0%
    Alandsbanken Abp Class B                                            21,354      390,305             0.0%
    Alma Media Oyj                                                      42,130      124,988             0.0%
    Amer Sports Oyj                                                    641,324   17,999,126             0.5%
    Apetit Oyj                                                          18,766      275,473             0.0%
#   Aspo Oyj                                                            92,762      727,449             0.0%
    Atria Oyj                                                           40,671      369,008             0.0%
#   BasWare Oyj                                                         43,305    1,792,072             0.1%
#*  Biotie Therapies Oyj                                             1,742,936      298,937             0.0%
    Cargotec Oyj Class B                                               235,592    8,398,465             0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
FINLAND -- (Continued)
    Caverion Corp.                                                     522,975 $ 4,553,320             0.1%
    Citycon Oyj                                                      2,156,160   5,673,668             0.2%
    Comptel Oyj                                                        326,527     427,385             0.0%
    Cramo Oyj                                                          181,445   3,331,905             0.1%
    Digia Oyj                                                           48,912     351,885             0.0%
    Elisa Oyj                                                          734,075  27,657,200             0.8%
#   F-Secure Oyj                                                       524,454   1,566,714             0.0%
*   Finnair Oyj                                                        450,180   1,861,347             0.1%
*   Finnlines Oyj                                                      120,809   2,308,759             0.1%
    Fiskars Oyj Abp                                                    190,312   3,940,236             0.1%
*   GeoSentric Oyj                                                     244,900          --             0.0%
    Glaston Oyj Abp                                                     46,084      24,575             0.0%
    HKScan Oyj Class A                                                 172,657     694,836             0.0%
    Huhtamaki Oyj                                                      467,536  16,494,354             0.5%
    Ilkka-Yhtyma Oyj                                                    61,503     136,092             0.0%
    Kemira Oyj                                                         637,200   7,547,321             0.2%
    Kesko Oyj Class A                                                    1,548      47,755             0.0%
    Kesko Oyj Class B                                                  345,206  11,020,470             0.3%
#   Konecranes Oyj                                                     262,339   7,032,826             0.2%
    Lassila & Tikanoja Oyj                                             171,857   3,324,909             0.1%
*   Lemminkainen Oyj                                                    30,098     434,405             0.0%
    Metsa Board Oyj                                                  1,498,878   9,536,171             0.3%
    Metso Oyj                                                          435,774  10,668,677             0.3%
#   Munksjo Oyj                                                         24,345     226,902             0.0%
    Neste Oyj                                                          395,051   9,632,331             0.3%
    Nokian Renkaat Oyj                                                 623,433  23,519,989             0.6%
    Okmetic Oyj                                                         66,625     506,569             0.0%
#   Olvi Oyj Class A                                                    68,749   1,667,334             0.0%
*   Oriola-KD Oyj Class A                                                6,054      28,906             0.0%
*   Oriola-KD Oyj Class B                                              628,439   3,070,867             0.1%
    Orion Oyj Class A                                                  126,645   4,500,806             0.1%
    Orion Oyj Class B                                                  420,544  15,020,765             0.4%
#*  Outokumpu Oyj                                                    3,022,031  10,261,752             0.3%
#   Outotec Oyj                                                         16,031      55,139             0.0%
    PKC Group Oyj                                                      115,436   2,124,686             0.1%
    Ponsse Oy                                                           45,516     871,684             0.0%
*   Poyry Oyj                                                          188,253     818,538             0.0%
    Raisio Oyj Class V                                                 548,453   2,583,286             0.1%
    Ramirent Oyj                                                       336,343   2,614,066             0.1%
#   Rapala VMC Oyj                                                     109,543     568,544             0.0%
    Revenio Group Oyj                                                   23,248     728,831             0.0%
    Saga Furs Oyj                                                       10,953     218,905             0.0%
#   Sanoma Oyj                                                         754,064   3,305,838             0.1%
    SRV Group Oyj                                                       15,301      45,110             0.0%
*   Stockmann Oyj Abp                                                   42,474     313,159             0.0%
#*  Stockmann Oyj Abp Class B                                          141,026   1,098,727             0.0%
    Technopolis Oyj                                                    562,359   2,269,961             0.1%
    Teleste Oyj                                                         46,406     443,602             0.0%
    Tieto Oyj                                                          295,694   7,582,569             0.2%
    Tikkurila Oyj                                                      190,569   3,497,995             0.1%
    Uponor Oyj                                                         283,661   3,776,579             0.1%
    Vaisala Oyj Class A                                                 44,325   1,184,636             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
FINLAND -- (Continued)
    Valmet OYJ                                                         342,154 $  3,601,134             0.1%
    Viking Line Abp                                                     10,366      192,301             0.0%
    YIT Oyj                                                            107,539      566,844             0.0%
                                                                               ------------             ---
TOTAL FINLAND                                                                   256,988,942             7.0%
                                                                               ------------             ---
FRANCE -- (11.6%)
    ABC Arbitrage                                                       25,447      141,825             0.0%
    Actia Group                                                         48,398      284,375             0.0%
#*  Air France-KLM                                                   1,111,495    8,131,727             0.2%
    Akka Technologies                                                   46,502    1,282,647             0.0%
    Albioma SA                                                          84,560    1,374,683             0.0%
    Altamir                                                             78,941      889,145             0.0%
    Alten SA                                                           135,328    7,015,139             0.2%
    Altran Technologies SA                                             771,932    9,623,196             0.3%
    April SA                                                            74,473    1,056,154             0.0%
#*  Archos                                                             111,720      204,844             0.0%
    Arkema SA                                                          203,698   14,885,975             0.4%
    Assystem                                                            63,007    1,315,505             0.0%
#   Aubay                                                               23,726      415,644             0.0%
    Audika Groupe                                                       22,298      436,337             0.0%
    Aurea SA                                                               862        5,752             0.0%
    Axway Software SA                                                   28,746      766,012             0.0%
    Bastide le Confort Medical                                           8,920      174,921             0.0%
#   Beneteau SA                                                        193,357    2,932,202             0.1%
    BioMerieux                                                          71,574    8,315,004             0.2%
    Boiron SA                                                           38,334    3,388,585             0.1%
    Bollore SA(4572709)                                                340,232    1,681,911             0.1%
*   Bollore SA(BZ0G303)                                                  2,744       13,584             0.0%
    Bonduelle SCA                                                       76,003    1,893,470             0.1%
    Burelle SA                                                           3,739    2,754,796             0.1%
    Catering International Services                                     14,124      230,068             0.0%
*   Cegedim SA                                                          23,645      836,681             0.0%
    Cegid Group SA                                                      26,749    1,257,826             0.0%
#*  CGG SA                                                             776,088    3,110,935             0.1%
    Chargeurs SA                                                        91,724      785,494             0.0%
    Cie des Alpes                                                       38,937      724,573             0.0%
*   Coface SA                                                           12,321       99,732             0.0%
*   Derichebourg SA                                                    554,692    1,702,277             0.1%
    Devoteam SA                                                         26,531      862,213             0.0%
    Dom Security                                                         2,414       79,064             0.0%
    Edenred                                                            646,954   11,878,646             0.3%
    Eiffage SA                                                         229,296   14,285,485             0.4%
    Electricite de Strasbourg SA                                        21,168    2,463,019             0.1%
    Elior                                                              186,668    3,539,130             0.1%
#*  Eramet                                                              28,909    1,140,488             0.0%
*   Esso SA Francaise                                                   14,431      827,352             0.0%
#*  Etablissements Maurel et Prom                                      415,136    1,493,379             0.1%
    Euler Hermes Group                                                  56,006    5,256,415             0.2%
    Eurofins Scientific SE                                              47,119   17,044,767             0.5%
    Euronext NV                                                          4,994      219,321             0.0%
    Exel Industries Class A                                             10,330      528,111             0.0%
    Faiveley Transport SA                                               34,183    3,605,546             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
FRANCE -- (Continued)
    Faurecia                                                         306,467 $12,114,187             0.3%
    Fimalac                                                           21,783   1,958,233             0.1%
    Fleury Michon SA                                                   5,962     426,437             0.0%
#*  GameLoft SE                                                      286,607   1,634,277             0.1%
    Gaumont SA                                                        13,521     790,961             0.0%
    Gaztransport Et Technigaz SA                                      42,536   2,128,105             0.1%
#   GEA                                                                2,433     201,454             0.0%
#*  GECI International                                                59,392          --             0.0%
    Gevelot SA                                                         3,466     474,504             0.0%
    GFI Informatique SA                                                  868       5,912             0.0%
    GL Events                                                         46,718     890,235             0.0%
    Groupe Crit                                                       23,459   1,271,490             0.0%
*   Groupe Flo                                                        35,997      89,870             0.0%
*   Groupe Fnac SA                                                    40,430   2,619,534             0.1%
#   Groupe Gorge                                                      20,272     518,016             0.0%
    Groupe Open                                                       26,685     366,405             0.0%
    Guerbet                                                           33,267   2,256,425             0.1%
#   Haulotte Group SA                                                 70,603     999,365             0.0%
    Havas SA                                                         186,500   1,615,234             0.1%
    Herige SADCS                                                       6,914     192,342             0.0%
#*  Hi-Media SA                                                       12,318      53,942             0.0%
#*  Hipay Group SA                                                    24,579     250,812             0.0%
    Imerys SA                                                         52,485   3,591,575             0.1%
    Interparfums SA                                                   48,452   1,239,494             0.0%
    Ipsen SA                                                         170,560  10,756,853             0.3%
    IPSOS                                                            161,750   3,281,170             0.1%
    Jacquet Metal Service                                             67,512     984,372             0.0%
    Korian SA                                                        191,713   7,247,133             0.2%
    Lagardere SCA                                                    619,304  18,018,902             0.5%
#   Lanson-BCC                                                         8,795     312,286             0.0%
    Laurent-Perrier                                                   12,372   1,072,573             0.0%
*   Le Noble Age                                                      24,612     584,296             0.0%
    Lectra                                                           116,672   1,376,478             0.1%
    Linedata Services                                                  2,105      70,597             0.0%
    LISI                                                              91,883   2,243,049             0.1%
    Maisons France Confort SA                                         15,298     667,837             0.0%
    Manitou BF SA                                                     48,399     668,967             0.0%
    Manutan International                                             14,076     715,091             0.0%
    Mersen                                                           117,956   2,212,994             0.1%
#*  METabolic EXplorer SA                                            125,599     625,664             0.0%
    Metropole Television SA                                          293,607   5,647,756             0.2%
    MGI Coutier                                                       56,309   1,005,295             0.0%
    Montupet                                                          36,225   2,839,826             0.1%
    Mr Bricolage                                                      30,731     437,146             0.0%
#*  Naturex                                                           30,862   2,170,814             0.1%
    Neopost SA                                                       173,646   4,314,130             0.1%
*   Nexans SA                                                        175,006   6,956,651             0.2%
    Nexity SA                                                        159,595   7,062,124             0.2%
    NextRadioTV                                                       30,079   1,181,894             0.0%
#*  Nicox                                                            213,234     396,002             0.0%
#*  NRJ Group                                                         71,278     661,470             0.0%
    Oeneo SA                                                          59,200     416,888             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
FRANCE -- (Continued)
#*  Onxeo SA(B04P0G6)                                                   38,734 $   155,150             0.0%
#*  Onxeo SA(BPFJVR0)                                                   48,958     195,413             0.0%
    Orpea                                                              159,888  12,826,710             0.4%
*   Parrot SA                                                           46,115   2,085,939             0.1%
*   Pierre & Vacances SA                                                25,491     697,690             0.0%
    Plastic Omnium SA                                                  318,364   9,189,566             0.3%
    PSB Industries SA                                                    8,161     488,056             0.0%
#   Rallye SA                                                          120,177   2,222,189             0.1%
*   Recylex SA                                                          72,596     102,973             0.0%
    Rexel SA                                                         1,044,821  14,259,517             0.4%
    Robertet SA                                                          3,063     764,506             0.0%
    Rothschild & Co.                                                    15,091     432,756             0.0%
    Rubis SCA                                                          195,671  15,682,855             0.4%
    Saft Groupe SA                                                     156,473   4,033,165             0.1%
    Samse SA                                                             8,068   1,058,241             0.0%
    Sartorius Stedim Biotech                                            17,869   6,309,806             0.2%
#   Savencia SA                                                         33,142   2,066,091             0.1%
    SEB SA                                                             120,657  12,254,600             0.3%
    Seche Environnement SA                                              11,799     406,870             0.0%
#*  Sequana SA                                                         289,137   1,243,683             0.0%
#*  Societe des Bains de Mer et du Cercle des Etrangers a Monaco        60,258   2,282,483             0.1%
#*  Societe Internationale de Plantations d'Heveas SA                    7,523     215,942             0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                     3,434     131,412             0.0%
    Societe pour l'Informatique Industrielle                            39,566     348,081             0.0%
    Societe Television Francaise 1                                     621,656   7,986,192             0.2%
#*  SOITEC                                                           1,021,074     829,225             0.0%
#   Solocal Group                                                      170,329   1,384,985             0.1%
#   Somfy SA                                                            21,025   6,571,061             0.2%
    Sopra Steria Group                                                  74,501   8,474,808             0.2%
*   Spir Communication SA                                                4,687      49,234             0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                           292,288   1,331,700             0.0%
    Stef SA                                                             28,166   2,074,588             0.1%
#*  Store Electronic                                                    12,202     180,441             0.0%
    Sword Group                                                         31,975     835,785             0.0%
    Synergie SA                                                         70,320   1,881,410             0.1%
    Tarkett SA                                                             434      12,945             0.0%
#   Technicolor SA                                                   1,482,868  10,028,405             0.3%
    Teleperformance                                                    348,982  27,388,433             0.8%
    Tessi SA                                                             6,807     856,997             0.0%
    TFF Group                                                            5,065     563,739             0.0%
*   Theolia SA                                                         614,855     398,247             0.0%
#   Thermador Groupe                                                    12,764   1,191,900             0.0%
    Total Gabon                                                          1,515     301,415             0.0%
    Touax SA                                                             4,773      68,486             0.0%
    Trigano SA                                                          46,958   2,257,804             0.1%
*   UBISOFT Entertainment                                              521,852  15,635,374             0.4%
    Union Financiere de France BQE SA                                   16,855     476,541             0.0%
#   Vallourec SA                                                       246,190   2,725,150             0.1%
#*  Valneva SE                                                         218,939     814,039             0.0%
#   Vetoquinol SA                                                       16,625     697,444             0.0%
    Vicat                                                               71,688   4,592,866             0.1%
    VIEL & Cie SA                                                      161,700     565,861             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES    VALUE++    OF NET ASSETS**
                                                                     ------- ------------ ---------------
FRANCE -- (Continued)
#   Vilmorin & Cie SA                                                 26,220 $  1,847,299             0.1%
    Virbac SA                                                         22,063    4,395,443             0.1%
    Vranken-Pommery Monopole SA                                       18,262      576,062             0.0%
*   Worldline SA                                                       4,615      111,925             0.0%
                                                                             ------------            ----
TOTAL FRANCE                                                                  457,130,520            12.5%
                                                                             ------------            ----
GERMANY -- (15.2%)
#*  AAP Implantate AG                                                  1,361        2,377             0.0%
    Aareal Bank AG                                                   409,233   15,591,008             0.4%
    Adler Modemaerkte AG                                              41,855      480,446             0.0%
*   ADVA Optical Networking SE                                       194,362    2,103,940             0.1%
#*  AIXTRON SE                                                       396,410    2,522,532             0.1%
*   Aligna AG                                                        318,087           --             0.0%
    All for One Steeb AG                                                 569       42,318             0.0%
    Allgeier SE                                                       26,260      485,492             0.0%
    Amadeus Fire AG                                                   29,384    2,451,481             0.1%
*   AS Creation Tapeten                                                7,109      226,975             0.0%
    Aurubis AG                                                       178,175   11,902,073             0.3%
    Axel Springer SE                                                 191,414   10,757,415             0.3%
#*  Balda AG                                                         123,448      465,573             0.0%
    Basler AG                                                          3,576      175,016             0.0%
    Bauer AG                                                          33,835      714,234             0.0%
#   BayWa AG(5838057)                                                 73,868    2,500,373             0.1%
    BayWa AG(5838068)                                                    124        4,841             0.0%
    Bechtle AG                                                        80,333    7,414,481             0.2%
    Bertrandt AG                                                      27,357    3,208,593             0.1%
    Bijou Brigitte AG                                                 19,236    1,068,288             0.0%
#   Bilfinger SE                                                     161,796    7,251,246             0.2%
#   Biotest AG                                                        60,306      909,209             0.0%
*   BKN International AG                                              33,408           --             0.0%
#   Borussia Dortmund GmbH & Co. KGaA                                473,904    2,109,811             0.1%
    CANCOM SE                                                         77,352    3,034,380             0.1%
    Carl Zeiss Meditec AG                                            160,352    4,696,927             0.1%
    CENIT AG                                                          50,676    1,000,990             0.0%
    CENTROTEC Sustainable AG                                          40,533      647,402             0.0%
    Cewe Stiftung & Co. KGAA                                          30,523    1,835,801             0.1%
    Comdirect Bank AG                                                173,523    2,099,791             0.1%
#   CompuGroup Medical AG                                            118,345    3,487,164             0.1%
*   Constantin Medien AG                                             340,089      689,005             0.0%
*   CropEnergies AG                                                  114,550      708,212             0.0%
    CTS Eventim AG & Co. KGaA                                        216,083    8,457,381             0.2%
    Data Modul AG                                                     11,455      450,209             0.0%
*   DEAG Deutsche Entertainment AG                                    13,697       57,690             0.0%
#   Delticom AG                                                       28,981      668,748             0.0%
    Deutsche Beteiligungs AG                                          28,192      801,193             0.0%
*   Deutsche Lufthansa AG                                            180,724    2,668,885             0.1%
    Deutz AG                                                         599,311    2,245,757             0.1%
*   Dialog Semiconductor P.L.C.                                      364,163   13,472,136             0.4%
    DIC Asset AG                                                      72,280      711,151             0.0%
    DMG Mori AG                                                      308,295   12,240,883             0.3%
    Dr Hoenle AG                                                      25,078      690,408             0.0%
    Draegerwerk AG & Co. KGaA                                          8,894      570,049             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
GERMANY -- (Continued)
    Drillisch AG                                                       220,824 $11,388,007             0.3%
    Duerr AG                                                           133,802  11,140,724             0.3%
    Eckert & Ziegler AG                                                 17,297     364,817             0.0%
    Elmos Semiconductor AG                                              53,117     787,222             0.0%
    ElringKlinger AG                                                   130,170   2,912,601             0.1%
    Erlus AG                                                             2,970     195,291             0.0%
#*  Euromicron AG                                                       32,612     302,170             0.0%
*   Evotec AG                                                        1,103,203   4,807,179             0.1%
    Fielmann AG                                                        120,175   8,413,304             0.2%
*   First Sensor AG                                                     19,888     247,184             0.0%
    Francotyp-Postalia Holding AG Class A                               53,729     264,210             0.0%
    Fraport AG Frankfurt Airport Services Worldwide                     32,517   2,061,665             0.1%
    Freenet AG                                                         652,809  22,021,682             0.6%
    Fuchs Petrolub SE                                                  152,541   6,314,171             0.2%
    Gerresheimer AG                                                    201,267  15,693,760             0.4%
#   Gerry Weber International AG                                        92,101   1,499,451             0.0%
    Gesco AG                                                            14,489   1,026,705             0.0%
    GFK SE                                                              76,236   2,809,328             0.1%
#   GFT Technologies SE                                                 93,571   2,759,515             0.1%
#   Grammer AG                                                          79,765   2,127,185             0.1%
    Grenkeleasing AG                                                    38,535   7,070,393             0.2%
*   H&R AG                                                              10,743      97,066             0.0%
    Hamburger Hafen und Logistik AG                                     37,785     546,528             0.0%
#*  Heidelberger Druckmaschinen AG                                   1,385,127   3,976,383             0.1%
    Highlight Communications AG                                         94,846     495,762             0.0%
    Hochtief AG                                                         79,951   7,438,058             0.2%
    Homag Group AG                                                      10,908     421,693             0.0%
    Hornbach Baumarkt AG                                                15,658     559,434             0.0%
    Indus Holding AG                                                   131,598   6,125,792             0.2%
#   Init Innovation In Traffic Systems AG                               23,180     518,158             0.0%
    Isra Vision AG                                                      18,038   1,073,767             0.0%
    Jenoptik AG                                                        237,664   3,843,073             0.1%
    K+S AG                                                             292,052   7,372,358             0.2%
*   Kampa AG                                                             7,101         109             0.0%
    KION Group AG                                                      256,895  11,576,174             0.3%
#   Kloeckner & Co. SE                                                 555,392   4,947,247             0.1%
*   Koenig & Bauer AG                                                   66,442   2,083,650             0.1%
#*  Kontron AG                                                         437,004   1,488,540             0.0%
    Krones AG                                                           75,044   9,025,893             0.3%
    KSB AG                                                               3,466   1,527,755             0.1%
#   KUKA AG                                                            137,716  11,638,089             0.3%
    KWS Saat SE                                                         16,076   5,197,730             0.2%
    Lanxess AG                                                         467,967  25,112,396             0.7%
    LEG Immobilien AG                                                  289,571  23,086,112             0.6%
    Leifheit AG                                                         12,090     625,692             0.0%
    Leoni AG                                                           157,919   6,450,750             0.2%
#   LPKF Laser & Electronics AG                                        112,621   1,045,819             0.0%
#*  Manz AG                                                             17,759     819,743             0.0%
*   MasterFlex SE                                                       19,347     127,453             0.0%
*   Mediclin AG                                                         88,966     351,833             0.0%
#*  Medigene AG                                                         49,009     303,178             0.0%
    MLP AG                                                             238,272   1,035,561             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
GERMANY -- (Continued)
    Mobotix AG                                                         5,162 $    71,475             0.0%
    MTU Aero Engines AG                                              247,538  22,899,395             0.6%
    Muehlbauer Holding AG                                                291       7,043             0.0%
    MVV Energie AG                                                    45,742   1,035,023             0.0%
    Nemetschek AG                                                    110,040   4,742,822             0.1%
    Nexus AG                                                          48,934     880,666             0.0%
*   Nordex SE                                                        307,691  10,050,478             0.3%
    Norma Group SE                                                   180,195   9,240,923             0.3%
#   OHB SE                                                            34,489     728,533             0.0%
    Osram Licht AG                                                   342,154  20,106,408             0.6%
#*  Paion AG                                                         134,475     328,176             0.0%
*   Patrizia Immobilien AG                                           202,336   5,562,854             0.2%
    Pfeiffer Vacuum Technology AG                                     54,190   6,748,382             0.2%
#   PNE Wind AG                                                      367,537     955,751             0.0%
    Progress-Werk Oberkirch AG                                         7,571     286,398             0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                         27,232     383,227             0.0%
    Puma SE                                                           10,528   2,355,986             0.1%
*   PVA TePla AG                                                      46,019     127,099             0.0%
*   QIAGEN NV                                                        266,211   6,453,909             0.2%
#   QSC AG                                                           247,203     433,312             0.0%
#   R Stahl AG                                                        14,952     477,290             0.0%
    Rational AG                                                       14,996   5,951,021             0.2%
    Rheinmetall AG                                                   223,411  14,051,846             0.4%
    Rhoen-Klinikum AG                                                261,051   7,787,332             0.2%
#   RIB Software AG                                                   77,072     951,923             0.0%
    SAF-Holland SA                                                   248,917   3,633,031             0.1%
    Salzgitter AG                                                    196,440   5,664,772             0.2%
#   Schaltbau Holding AG                                              28,415   1,582,335             0.1%
    Schloss Wachenheim AG                                              7,479     118,244             0.0%
*   SER Systems AG                                                     9,400          --             0.0%
#*  SGL Carbon SE                                                    290,083   5,322,081             0.2%
    SHW AG                                                            15,679     410,476             0.0%
#*  Singulus Technologies AG                                         267,898     168,967             0.0%
    Sixt SE                                                           80,910   4,512,627             0.1%
#*  SKW Stahl-Metallurgie Holding AG                                  28,224     130,367             0.0%
#*  SMA Solar Technology AG                                           59,062   2,847,223             0.1%
#*  SMT Scharf AG                                                     18,103     224,504             0.0%
    Softing AG                                                        21,576     279,268             0.0%
    Software AG                                                      309,788   9,000,840             0.3%
#*  Solarworld AG                                                        774      11,511             0.0%
    Stada Arzneimittel AG                                            274,278  10,434,164             0.3%
    STRATEC Biomedical AG                                             27,911   1,625,469             0.1%
    Stroeer SE                                                       116,515   7,351,541             0.2%
#   Suedzucker AG                                                    431,457   8,052,037             0.2%
    Surteco SE                                                        23,681     462,273             0.0%
#*  Suss Microtec AG                                                 105,674     802,019             0.0%
#   TAG Immobilien AG                                                567,830   7,349,958             0.2%
    Takkt AG                                                         160,610   2,982,604             0.1%
    Technotrans AG                                                    32,047     627,913             0.0%
*   Tom Tailor Holding AG                                            108,631     719,921             0.0%
#*  Tomorrow Focus AG                                                114,390     419,427             0.0%
    USU Software AG                                                    3,377      73,368             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
GERMANY -- (Continued)
*   VERBIO Vereinigte BioEnergie AG                                     26,041 $    154,144             0.0%
*   Vossloh AG                                                          52,719    3,874,173             0.1%
    VTG AG                                                              80,128    2,614,356             0.1%
    Wacker Chemie AG                                                    77,716    6,820,112             0.2%
    Wacker Neuson SE                                                   113,712    1,581,301             0.1%
    Washtec AG                                                          12,603      392,518             0.0%
    Wincor Nixdorf AG                                                  158,021    8,105,059             0.2%
    XING AG                                                             15,678    3,094,714             0.1%
#   Zeal Network SE                                                     31,533    1,446,985             0.0%
                                                                               ------------            ----
TOTAL GERMANY                                                                   602,247,818            16.5%
                                                                               ------------            ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                                                  3,810           --             0.0%
*   Alysida SA                                                           2,376           --             0.0%
*   Atlantic Supermarkets SA                                            34,730           --             0.0%
*   Babis Vovos International Construction SA                           21,073           --             0.0%
*   Balafas SA                                                          15,200           --             0.0%
*   Elektroniki Athinon SA                                               7,497          742             0.0%
*   Etma Rayon SA                                                       11,242           --             0.0%
*   Informatics SA                                                       3,778           --             0.0%
*   Ipirotiki Software & Publications SA                                22,110           --             0.0%
*   Lan-Net SA                                                          12,688           --             0.0%
*   Neorion Holdings SA                                                 14,991           --             0.0%
*   Promota Hellas SA                                                    8,860           --             0.0%
*   T Bank SA                                                          228,007           --             0.0%
*   Themeliodomi SA                                                     37,422           --             0.0%
                                                                               ------------            ----
TOTAL GREECE                                                                            742             0.0%
                                                                               ------------            ----
IRELAND -- (1.9%)
    C&C Group P.L.C.(B010DT8)                                          399,607    1,596,356             0.1%
    C&C Group P.L.C.(B011Y09)                                        1,077,904    4,292,039             0.1%
    Datalex P.L.C.                                                      11,523       33,818             0.0%
    FBD Holdings P.L.C.                                                125,728      936,860             0.0%
    Glanbia P.L.C.(0066950)                                            700,613   13,558,923             0.4%
    Glanbia P.L.C.(4058629)                                             83,878    1,625,375             0.1%
    IFG Group P.L.C.                                                   302,015      730,712             0.0%
*   Independent News & Media P.L.C.                                  1,593,163      292,872             0.0%
    Irish Continental Group P.L.C.(BLP5857)                            361,886    1,965,933             0.1%
    Irish Continental Group P.L.C.(BLP59W1)                            234,200    1,243,148             0.0%
*   Kenmare Resources P.L.C.                                         4,546,361      141,043             0.0%
    Kingspan Group P.L.C.                                              580,389   14,039,062             0.4%
    Paddy Power P.L.C.(BWXC0Z1)                                        157,699   18,373,777             0.5%
    Paddy Power P.L.C.(BWT6H89)                                         11,062    1,279,986             0.0%
    Smurfit Kappa Group P.L.C.                                         546,377   15,549,351             0.4%
                                                                               ------------            ----
TOTAL IRELAND                                                                    75,659,255             2.1%
                                                                               ------------            ----
ISRAEL -- (2.0%)
#*  Africa Israel Investments, Ltd.                                  1,160,746      856,668             0.0%
    Africa Israel Properties, Ltd.                                      72,055      981,687             0.0%
    Africa Israel Residences, Ltd.                                         594       10,817             0.0%
*   Airport City, Ltd.                                                 280,979    2,736,372             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
ISRAEL -- (Continued)
    Albaad Massuot Yitzhak, Ltd.                                           466 $    5,543             0.0%
#*  Allot Communications, Ltd.                                         103,066    581,931             0.0%
#   Alrov Properties and Lodgings, Ltd.                                 39,214    841,152             0.0%
    Amot Investments, Ltd.                                             387,692  1,259,708             0.0%
    Arad, Ltd.                                                           1,053      9,339             0.0%
    Ashtrom Properties, Ltd.                                             3,851     10,148             0.0%
#*  AudioCodes, Ltd.                                                   163,675    566,589             0.0%
#   Avgol Industries 1953, Ltd.                                        407,132    362,630             0.0%
*   Azorim-Investment Development & Construction Co., Ltd.             380,820    270,843             0.0%
    Bayside Land Corp.                                                   3,215    990,584             0.0%
    Big Shopping Centers, Ltd.                                          10,971    533,564             0.0%
*   BioLine RX, Ltd.                                                    59,630     80,905             0.0%
#   Blue Square Real Estate, Ltd.                                       18,015    482,709             0.0%
*   Brack Capital Properties NV                                          2,454    150,556             0.0%
#*  Brainsway, Ltd.                                                     39,554    253,406             0.0%
#*  Cellcom Israel, Ltd.                                               240,677  1,790,817             0.1%
#*  Ceragon Networks, Ltd.                                              95,438    173,683             0.0%
#*  Clal Biotechnology Industries, Ltd.                                174,162    141,766             0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                           84,865  1,292,996             0.0%
    Cohen Development & Industrial Buildings, Ltd.                       2,564     56,410             0.0%
*   Compugen, Ltd.                                                     183,598  1,138,413             0.0%
    Delek Automotive Systems, Ltd.                                     155,451  1,476,153             0.1%
#   Delta-Galil Industries, Ltd.                                        45,852  1,442,301             0.1%
    Direct Insurance Financial Investments, Ltd.                        60,191    441,670             0.0%
    El Al Israel Airlines                                              768,779    363,766             0.0%
    Elbit Systems, Ltd.                                                 17,731  1,405,295             0.0%
    Electra, Ltd.                                                        8,000  1,016,507             0.0%
#   Elron Electronic Industries, Ltd.                                   62,094    291,004             0.0%
*   Energix-Renewable Energies, Ltd.                                         1         --             0.0%
*   Equital, Ltd.                                                        7,312    127,785             0.0%
#*  Evogene, Ltd.                                                       70,559    543,148             0.0%
*   EZchip Semiconductor, Ltd.                                         135,475  3,302,056             0.1%
#   First International Bank Of Israel, Ltd.                           137,840  1,727,712             0.1%
    FMS Enterprises Migun, Ltd.                                         10,489    199,456             0.0%
    Formula Systems 1985, Ltd.                                          39,602  1,162,268             0.0%
#   Fox Wizel, Ltd.                                                     17,221    273,699             0.0%
    Frutarom Industries, Ltd.                                          169,139  7,303,905             0.2%
#*  Gilat Satellite Networks, Ltd.                                      46,364    162,528             0.0%
    Golf & Co., Ltd.                                                    74,605    147,917             0.0%
#*  Hadera Paper, Ltd.                                                  10,176    288,874             0.0%
#   Harel Insurance Investments & Financial Services, Ltd.             462,997  1,955,281             0.1%
    Hilan, Ltd.                                                          3,331     43,913             0.0%
    IDI Insurance Co., Ltd.                                                652     32,649             0.0%
#   Industrial Buildings Corp., Ltd.                                   356,888    326,608             0.0%
*   Israel Discount Bank, Ltd. Class A                               2,847,609  5,208,511             0.2%
    Israel Land Development Co., Ltd. (The)                             22,310     92,138             0.0%
    Ituran Location and Control, Ltd.                                   84,608  1,736,743             0.1%
*   Jerusalem Oil Exploration                                           41,987  1,677,770             0.1%
#*  Kamada, Ltd.                                                       119,151    479,322             0.0%
*   Kenon Holdings, Ltd.                                                   636      8,328             0.0%
*   Kerur Holdings, Ltd.                                                 2,133     33,809             0.0%
    Klil Industries, Ltd.                                                  394     24,454             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
ISRAEL -- (Continued)
    Maabarot Products, Ltd.                                             21,999 $   258,740             0.0%
    Magic Software Enterprises, Ltd.                                    91,003     496,334             0.0%
    Matrix IT, Ltd.                                                    176,473   1,084,673             0.0%
    Maytronics, Ltd.                                                    80,788     206,426             0.0%
#*  Mazor Robotics, Ltd.                                               180,104     992,887             0.0%
    Meitav DS Investments, Ltd.                                         38,130      95,798             0.0%
    Melisron, Ltd.                                                      52,894   1,844,640             0.1%
    Menorah Mivtachim Holdings, Ltd.                                   116,610   1,019,985             0.0%
    Migdal Insurance & Financial Holding, Ltd.                         330,806     301,249             0.0%
#   Mivtach Shamir Holdings, Ltd.                                       22,547     449,770             0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                               158,384     903,633             0.0%
    Neto ME Holdings, Ltd.                                               5,411     328,613             0.0%
#*  Nova Measuring Instruments, Ltd.                                   111,079   1,158,624             0.0%
*   Oil Refineries, Ltd.                                             5,367,932   1,961,738             0.1%
    Osem Investments, Ltd.                                              61,591   1,192,243             0.0%
#*  Partner Communications Co., Ltd.                                   379,431   1,718,065             0.1%
    Paz Oil Co., Ltd.                                                   20,754   3,091,758             0.1%
*   Perion Network, Ltd.                                                16,455      35,143             0.0%
    Phoenix Holdings, Ltd. (The)                                       270,273     708,240             0.0%
    Plasson Industries, Ltd.                                            13,484     414,138             0.0%
*   Protalix BioTherapeutics, Inc.                                           1           1             0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                32,629   1,537,311             0.1%
    Sapiens International Corp. NV                                      80,760     952,878             0.0%
#   Shikun & Binui, Ltd.                                               928,938   1,695,192             0.1%
#*  Shufersal, Ltd.                                                    369,124   1,053,941             0.0%
*   Space Communication, Ltd.                                           17,611     243,422             0.0%
#*  Strauss Group, Ltd.                                                121,404   1,739,140             0.1%
*   Summit Real Estate Holdings, Ltd.                                   29,756     128,984             0.0%
*   Tower Semiconductor, Ltd.                                          228,562   3,125,261             0.1%
#*  Union Bank of Israel                                               126,346     468,496             0.0%
                                                                               -----------             ---
TOTAL ISRAEL                                                                    78,082,129             2.1%
                                                                               -----------             ---
ITALY -- (9.5%)
    A.S. Roma SpA                                                       24,930      16,721             0.0%
    A2A SpA                                                          6,379,077   8,738,216             0.2%
    ACEA SpA                                                           277,652   3,991,280             0.1%
*   Aedes SpA                                                          691,904     409,149             0.0%
#*  Aeffe SpA                                                          167,738     276,246             0.0%
#   Alerion Cleanpower SpA                                             119,152     335,309             0.0%
    Amplifon SpA                                                       459,258   3,571,245             0.1%
    Anima Holding SpA                                                   48,258     472,507             0.0%
    Ansaldo STS SpA                                                    567,271   6,035,509             0.2%
*   Arnoldo Mondadori Editore SpA                                      694,646     846,643             0.0%
    Ascopiave SpA                                                      351,354     826,490             0.0%
    Astaldi SpA                                                        250,433   2,017,271             0.1%
*   Autogrill SpA                                                      625,210   5,819,800             0.2%
    Azimut Holding SpA                                                 573,550  13,795,599             0.4%
#*  Banca Carige SpA                                                 1,729,312   3,152,120             0.1%
    Banca Finnat Euramerica SpA                                        616,149     338,704             0.0%
    Banca Generali SpA                                                 257,872   7,942,386             0.2%
    Banca IFIS SpA                                                     103,703   2,557,975             0.1%
*   Banca Monte dei Paschi di Siena SpA                              1,988,429   3,650,214             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
ITALY -- (Continued)
    Banca Popolare dell'Emilia Romagna SC                             2,548,728 $20,568,444             0.6%
#*  Banca Popolare dell'Etruria e del Lazio SC                        1,058,027     254,332             0.0%
    Banca Popolare di Milano Scarl                                   22,383,595  21,002,866             0.6%
    Banca Popolare di Sondrio SCARL                                   1,942,748   8,861,591             0.2%
#   Banca Profilo SpA                                                 1,063,385     317,941             0.0%
#   Banco di Desio e della Brianza SpA                                  224,677     767,649             0.0%
*   Banco Popolare SC                                                   620,097   9,266,224             0.3%
    BasicNet SpA                                                        163,532     713,714             0.0%
*   Beghelli SpA                                                        403,187     188,244             0.0%
    Biesse SpA                                                           58,289     954,552             0.0%
    Brembo SpA                                                          161,253   7,107,392             0.2%
*   Brioschi Sviluppo Immobiliare SpA                                   174,780      17,057             0.0%
#   Brunello Cucinelli SpA                                               97,526   1,763,985             0.1%
    Buzzi Unicem SpA                                                    409,864   6,934,946             0.2%
#   Cairo Communication SpA                                             130,659     658,580             0.0%
*   Caltagirone Editore SpA                                               6,277       6,851             0.0%
*   Carraro SpA                                                         113,633     240,555             0.0%
#   Cembre SpA                                                           39,007     609,044             0.0%
    Cementir Holding SpA                                                325,211   1,817,913             0.1%
*   CIR-Compagnie Industriali Riunite SpA                             1,860,505   2,054,645             0.1%
    Credito Emiliano SpA                                                397,014   2,836,765             0.1%
*   Credito Valtellinese SC                                           5,732,088   7,215,826             0.2%
*   d'Amico International Shipping SA                                   793,809     609,549             0.0%
    Danieli & C Officine Meccaniche SpA                                  64,484   1,376,997             0.0%
    Datalogic SpA                                                       101,262   1,705,654             0.1%
    Davide Campari-Milano SpA                                         1,476,589  12,644,644             0.4%
    De'Longhi SpA                                                       269,813   6,600,222             0.2%
    DeA Capital SpA                                                     233,245     376,955             0.0%
    Delclima                                                            230,295   1,126,847             0.0%
    DiaSorin SpA                                                        105,633   4,729,502             0.1%
    Ei Towers SpA                                                        85,321   5,173,085             0.1%
    El.En. SpA                                                           11,798     549,785             0.0%
    Elica SpA                                                             4,665       9,873             0.0%
    Engineering SpA                                                      25,068   1,531,406             0.0%
    ERG SpA                                                             260,869   3,703,156             0.1%
#   Esprinet SpA                                                        158,082   1,424,246             0.0%
#*  Eurotech SpA                                                         90,850     172,390             0.0%
    Falck Renewables SpA                                                478,791     598,939             0.0%
    FinecoBank Banca Fineco SpA                                         107,117     809,581             0.0%
    FNM SpA                                                             627,039     353,131             0.0%
#*  Geox SpA                                                            377,829   1,761,592             0.1%
*   Gruppo Editoriale L'Espresso SpA                                    101,626     109,700             0.0%
#   Gruppo MutuiOnline SpA                                               99,336     921,668             0.0%
    Hera SpA                                                          2,988,539   7,842,556             0.2%
*   IMMSI SpA                                                         1,202,186     660,496             0.0%
    Industria Macchine Automatiche SpA                                   59,958   3,095,741             0.1%
*   Intek Group SpA                                                   1,768,514     547,087             0.0%
    Interpump Group SpA                                                 353,040   5,194,591             0.1%
    Iren SpA                                                          2,540,951   4,185,858             0.1%
    Italcementi SpA                                                     926,791  10,292,654             0.3%
    Italmobiliare SpA                                                    45,336   1,956,923             0.1%
*   Juventus Football Club SpA                                        1,857,497     532,182             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
ITALY -- (Continued)
    La Doria SpA                                                        54,136 $    729,926             0.0%
#*  Landi Renzo SpA                                                    203,171      174,376             0.0%
#*  Maire Tecnimont SpA                                                628,389    1,809,041             0.1%
    MARR SpA                                                           169,025    3,440,604             0.1%
    Mediaset SpA                                                     3,022,390   15,340,452             0.4%
    Mediolanum SpA                                                     762,499    6,212,105             0.2%
    Moleskine SpA                                                       15,614       28,549             0.0%
    Moncler SpA                                                        300,019    4,825,787             0.1%
    Nice SpA                                                            71,162      200,258             0.0%
    Parmalat SpA                                                       906,491    2,357,731             0.1%
#   Piaggio & C SpA                                                    851,089    2,111,822             0.1%
#*  Prelios SpA                                                         67,017       24,533             0.0%
#   Prima Industrie SpA                                                 15,358      255,011             0.0%
    Prysmian SpA                                                       991,595   21,413,784             0.6%
#*  RCS MediaGroup SpA                                               1,025,850      818,587             0.0%
    Recordati SpA                                                      474,431   11,792,177             0.3%
*   Reno de Medici SpA                                                 840,050      308,438             0.0%
    Reply SpA                                                           21,983    2,800,578             0.1%
#*  Retelit SpA                                                        513,158      338,320             0.0%
*   Richard-Ginori 1735 SpA                                              8,489           --             0.0%
#   Sabaf SpA                                                           25,688      345,466             0.0%
    SAES Getters SpA                                                    30,068      265,757             0.0%
#*  Safilo Group SpA                                                   159,815    1,984,526             0.1%
#*  Saipem SpA                                                       1,172,561   11,015,933             0.3%
    Salini Impregilo SpA                                             1,001,413    4,146,499             0.1%
#   Salvatore Ferragamo SpA                                            206,532    5,605,629             0.2%
#*  Saras SpA                                                        1,268,265    2,502,379             0.1%
#   SAVE SpA                                                            80,514    1,174,736             0.0%
    Servizi Italia SpA                                                  34,833      152,350             0.0%
#*  Snai SpA                                                           117,457      139,465             0.0%
    Societa Cattolica di Assicurazioni SCRL                            627,409    4,896,772             0.1%
    Societa Iniziative Autostradali e Servizi SpA                      319,349    3,665,829             0.1%
*   Sogefi SpA                                                         243,264      588,186             0.0%
    SOL SpA                                                            161,050    1,318,642             0.0%
    Tamburi Investment Partners SpA                                     37,478      145,323             0.0%
#*  Tiscali SpA                                                      7,838,883      523,684             0.0%
#   Tod's SpA                                                           64,208    5,377,575             0.2%
#   Trevi Finanziaria Industriale SpA                                  351,628      453,942             0.0%
#   TXT e-solutions SpA                                                 28,342      256,908             0.0%
*   Uni Land SpA                                                        51,835           --             0.0%
    Unipol Gruppo Finanziario SpA                                    1,492,803    6,953,453             0.2%
    Vittoria Assicurazioni SpA                                         118,450    1,310,069             0.0%
#*  Yoox Net-A-Porter Group SpA                                        280,998    9,527,412             0.3%
    Zignago Vetro SpA                                                  142,878      929,305             0.0%
                                                                               ------------            ----
TOTAL ITALY                                                                     377,811,429            10.3%
                                                                               ------------            ----
NETHERLANDS -- (4.8%)
    Aalberts Industries NV                                             558,677   18,112,490             0.5%
    Accell Group                                                       131,423    2,738,881             0.1%
*   AFC Ajax NV                                                         18,134      169,666             0.0%
    AMG Advanced Metallurgical Group NV                                155,390    1,279,058             0.0%
    Amsterdam Commodities NV                                            92,796    2,335,144             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
NETHERLANDS -- (Continued)
#*  APERAM SA                                                          270,393 $  8,325,494             0.2%
    Arcadis NV                                                         353,162    8,902,981             0.3%
    ASM International NV                                               290,828   11,094,312             0.3%
*   Atag Group NV                                                        4,630           --             0.0%
    BE Semiconductor Industries NV                                     162,042    3,497,704             0.1%
    Beter Bed Holding NV                                                99,987    2,391,749             0.1%
    BinckBank NV                                                       207,080    1,821,556             0.1%
    Boskalis Westminster                                               106,157    5,152,293             0.1%
#   Brunel International NV                                            103,416    1,939,616             0.1%
    Corbion NV                                                         334,113    8,204,112             0.2%
    Delta Lloyd NV                                                   1,303,842   10,274,313             0.3%
    DOCdata NV                                                          22,707      550,478             0.0%
#*  Fugro NV                                                           301,565    5,722,362             0.2%
#*  Heijmans NV                                                        105,501      887,171             0.0%
    Hunter Douglas NV                                                    8,530      353,695             0.0%
    KAS Bank NV                                                         80,799      953,596             0.0%
    Kendrion NV                                                         67,315    1,622,831             0.1%
*   Koninklijke BAM Groep NV                                         1,401,173    7,717,014             0.2%
    Koninklijke Ten Cate NV                                            168,418    4,555,875             0.1%
    Koninklijke Vopak NV                                               104,372    4,192,674             0.1%
#*  Macintosh Retail Group NV                                           53,398       39,933             0.0%
    Mota-Engil Africa NV                                                28,150      185,517             0.0%
    Nederland Apparatenfabriek                                          27,865      919,493             0.0%
#*  Ordina NV                                                          866,273    1,040,200             0.0%
*   PostNL NV                                                        2,511,108   10,345,095             0.3%
#*  SBM Offshore NV                                                    936,863   12,799,682             0.4%
    Sligro Food Group NV                                               132,450    4,862,721             0.1%
#*  SNS Reaal NV                                                       705,718           --             0.0%
*   Telegraaf Media Groep NV                                           170,034      761,774             0.0%
    TKH Group NV                                                       216,865    8,206,301             0.2%
    TNT Express NV                                                   2,218,089   18,638,648             0.5%
*   TomTom NV                                                          575,952    6,245,916             0.2%
    USG People NV                                                      388,987    6,182,696             0.2%
    Van Lanschot NV                                                      8,744      206,903             0.0%
    Wessanen                                                           469,148    5,039,269             0.1%
                                                                               ------------             ---
TOTAL NETHERLANDS                                                               188,269,213             5.2%
                                                                               ------------             ---
NORWAY -- (2.0%)
#   ABG Sundal Collier Holding ASA                                   1,766,651    1,330,582             0.0%
    AF Gruppen ASA                                                      15,312      226,576             0.0%
#*  Akastor ASA                                                        917,989    1,197,618             0.0%
#   Aker ASA Class A                                                    72,915    1,436,108             0.0%
#   American Shipping ASA                                              196,875      831,282             0.0%
#*  Archer                                                             134,011      161,190             0.0%
    Arendals Fossekompani A.S.                                              90       21,767             0.0%
#   Atea ASA                                                           330,693    3,074,509             0.1%
    Austevoll Seafood ASA                                              425,892    2,619,184             0.1%
    Bakkafrost P/F                                                     169,646    5,449,096             0.2%
#*  Biotec Pharmacon ASA                                               139,685      238,574             0.0%
#   Bonheur ASA                                                         93,826      634,880             0.0%
    Borregaard ASA                                                      27,935      148,876             0.0%
    BW LPG, Ltd.                                                        13,469       91,376             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
NORWAY -- (Continued)
    BW Offshore, Ltd.                                                  3,202,396 $ 1,335,169             0.0%
#   Deep Sea Supply P.L.C.                                               708,301     149,787             0.0%
#*  Det Norske Oljeselskap ASA                                           465,731   2,882,895             0.1%
#*  DNO ASA                                                            1,539,886   1,556,059             0.1%
*   DOF ASA                                                              203,869     128,908             0.0%
    Ekornes ASA                                                          111,584   1,186,658             0.0%
*   Electromagnetic GeoServices ASA                                      310,778      23,513             0.0%
    Farstad Shipping ASA                                                  63,512      88,964             0.0%
#*  Fred Olsen Energy ASA                                                124,661     582,598             0.0%
#*  Frontline, Ltd.                                                      444,633   1,389,333             0.0%
    Ganger Rolf ASA                                                       56,880     358,251             0.0%
#   Grieg Seafood ASA                                                    176,846     631,694             0.0%
#   Hexagon Composites ASA                                               344,201     530,528             0.0%
#   Hoegh LNG Holdings, Ltd.                                             183,008   2,200,655             0.1%
*   Kongsberg Automotive ASA                                           1,995,646   1,153,572             0.0%
    Kvaerner ASA                                                       1,616,475   1,018,523             0.0%
    Leroy Seafood Group ASA                                               70,542   2,474,340             0.1%
#*  Nordic Semiconductor ASA                                             580,588   2,790,308             0.1%
#*  Norske Skogindustrier ASA                                            709,859     191,371             0.0%
#*  Norwegian Air Shuttle ASA                                            149,161   5,481,230             0.2%
    Ocean Yield ASA                                                        1,916      15,444             0.0%
*   Odfjell SE Class A                                                   134,257     426,112             0.0%
    Olav Thon Eiendomsselskap ASA                                        115,054   1,922,339             0.1%
#   Opera Software ASA                                                   514,924   3,217,195             0.1%
#   Petroleum Geo-Services ASA                                           545,070   2,280,706             0.1%
#*  PhotoCure ASA                                                         52,582     238,314             0.0%
    Prosafe SE                                                         1,049,727   2,911,655             0.1%
#*  Q-Free ASA                                                           179,836     208,454             0.0%
#*  REC Silicon ASA                                                   14,281,005   2,566,940             0.1%
    Salmar ASA                                                           101,001   1,652,427             0.1%
#*  Sevan Marine ASA                                                     124,800     233,576             0.0%
*   Siem Offshore, Inc.                                                  606,183     128,061             0.0%
#   Solstad Offshore ASA                                                  62,524     190,848             0.0%
#*  Songa Offshore                                                     4,519,417     637,541             0.0%
    SpareBank 1 SMN                                                      131,684     825,658             0.0%
    SpareBank 1 SR-Bank ASA                                              164,694     786,718             0.0%
    Stolt-Nielsen, Ltd.                                                  119,555   1,615,446             0.1%
*   Storebrand ASA                                                        15,790      55,096             0.0%
    Tomra Systems ASA                                                    647,834   6,911,698             0.2%
    Veidekke ASA                                                         383,880   4,876,501             0.1%
    Wilh Wilhelmsen ASA                                                  249,256   1,080,919             0.0%
#   Wilh Wilhelmsen Holding ASA Class A                                   61,068   1,225,760             0.0%
                                                                                 -----------             ---
TOTAL NORWAY                                                                      77,623,382             2.1%
                                                                                 -----------             ---
PORTUGAL -- (1.5%)
    Altri SGPS SA                                                        577,518   2,730,801             0.1%
*   Banco BPI SA                                                       2,302,313   2,792,878             0.1%
#*  Banco Comercial Portugues SA Class R                             315,057,219  18,059,890             0.5%
*   Banco Espirito Santo SA                                            4,777,921          --             0.0%
    Corticeira Amorim SGPS SA                                            159,571     860,047             0.0%
    CTT-Correios de Portugal SA                                          393,843   4,473,510             0.1%
    EDP Renovaveis SA                                                    423,786   3,074,478             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
PORTUGAL -- (Continued)
    Ibersol SGPS SA                                                      20,401 $   217,441             0.0%
#*  Impresa SGPS SA                                                     187,798     127,459             0.0%
#   Mota-Engil SGPS SA                                                  386,187     966,010             0.0%
    NOS SGPS SA                                                       1,025,253   8,508,113             0.3%
    Novabase SGPS SA                                                     65,729     160,914             0.0%
    Portucel SA                                                       2,010,412   8,184,724             0.2%
    REN - Redes Energeticas Nacionais SGPS SA                         1,280,761   3,902,965             0.1%
*   Sonae Capital SGPS SA                                                58,125      26,952             0.0%
*   Sonae Industria SGPS SA                                          45,984,629     459,250             0.0%
    Sonae SGPS SA                                                     4,447,452   5,313,800             0.2%
    Teixeira Duarte SA                                                  710,639     354,884             0.0%
                                                                                -----------             ---
TOTAL PORTUGAL                                                                   60,214,116             1.7%
                                                                                -----------             ---
SPAIN -- (5.5%)
#   Abengoa SA Class A                                                  204,834     243,443             0.0%
#   Abengoa SA Class B                                                1,881,381   1,822,121             0.1%
    Acciona SA                                                          128,365  10,768,486             0.3%
#   Acerinox SA                                                         613,463   6,628,077             0.2%
#   Adveo Group International SA                                        104,096     594,943             0.0%
    Almirall SA                                                         289,516   5,572,697             0.2%
#*  Amper SA                                                            211,940      35,142             0.0%
    Applus Services SA                                                    1,658      14,752             0.0%
    Atresmedia Corp de Medios de Comunicacion SA                        314,885   4,032,703             0.1%
    Azkoyen SA                                                           64,022     206,658             0.0%
    Bankinter SA                                                        298,301   2,157,360             0.1%
*   Baron de Ley                                                         13,454   1,373,772             0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                                410,153  14,715,419             0.4%
#*  Caja de Ahorros del Mediterraneo                                    116,412          --             0.0%
#*  Cementos Portland Valderrivas SA                                     68,410     383,954             0.0%
    Cia de Distribucion Integral Logista Holdings SA                      5,967     119,109             0.0%
    Cie Automotive SA                                                   249,123   3,989,849             0.1%
    Clinica Baviera SA                                                    3,698      22,669             0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                         8,056   2,248,806             0.1%
    Distribuidora Internacional de Alimentacion SA                    2,594,077  16,481,708             0.5%
#   Duro Felguera SA                                                    249,634     586,438             0.0%
    Ebro Foods SA                                                       366,900   6,949,322             0.2%
#   Elecnor SA                                                          191,752   1,695,535             0.1%
    Ence Energia y Celulosa SA                                        1,137,185   3,974,828             0.1%
#*  Ercros SA                                                           747,576     669,617             0.0%
    Faes Farma SA                                                     1,304,836   3,506,077             0.1%
    Fluidra SA                                                          155,559     545,918             0.0%
#*  Fomento de Construcciones y Contratas SA                            652,443   4,966,927             0.1%
    Gamesa Corp. Tecnologica SA                                       1,266,922  19,996,276             0.6%
    Grupo Catalana Occidente SA                                         198,219   6,146,040             0.2%
#*  Grupo Ezentis SA                                                    807,544     530,098             0.0%
    Iberpapel Gestion SA                                                 36,518     663,265             0.0%
#*  Indra Sistemas SA                                                   564,890   6,043,426             0.2%
*   Inmobiliaria Colonial SA                                          6,457,499   4,775,665             0.1%
    Inmobiliaria del Sur SA                                               2,902      30,253             0.0%
#   Laboratorios Farmaceuticos Rovi SA                                   68,607   1,032,735             0.0%
*   Liberbank SA                                                      4,669,282   2,887,702             0.1%
    Mediaset Espana Comunicacion SA                                     879,043  10,665,889             0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SPAIN -- (Continued)
    Melia Hotels International SA                                      418,376 $  6,041,365             0.2%
#   Miquel y Costas & Miquel SA                                         36,394    1,300,171             0.0%
#*  NH Hotel Group SA                                                1,249,728    7,638,183             0.2%
    Nmas1 Dinamia SA                                                    20,438      177,474             0.0%
#   Obrascon Huarte Lain SA(5379749)                                   187,597    1,500,436             0.0%
    Obrascon Huarte Lain SA(BZBWTC4)                                   375,194    3,009,375             0.1%
    Papeles y Cartones de Europa SA                                    249,762    1,416,886             0.0%
*   Pescanova SA                                                        68,547           --             0.0%
    Prim SA                                                             39,424      389,055             0.0%
#*  Promotora de Informaciones SA Class A                              265,465    1,472,261             0.0%
    Prosegur Cia de Seguridad SA                                     1,278,572    5,688,840             0.2%
#*  Quabit Inmobiliaria SA                                           3,826,780      352,047             0.0%
*   Realia Business SA                                                 503,895      396,039             0.0%
#   Sacyr SA                                                           953,267    2,398,386             0.1%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA    75,494        3,051             0.0%
#*  Solaria Energia y Medio Ambiente SA                                207,171      175,932             0.0%
    Tecnicas Reunidas SA                                               162,010    7,215,420             0.2%
*   Telecomunicaciones y Energia                                       146,125      178,266             0.0%
    Tubacex SA                                                         628,121    1,346,584             0.0%
#   Tubos Reunidos SA                                                  510,636      535,660             0.0%
#   Vidrala SA                                                          80,878    3,827,423             0.1%
    Viscofan SA                                                        229,641   13,393,832             0.4%
*   Vocento SA                                                         231,302      436,385             0.0%
    Zardoya Otis SA                                                    584,486    7,186,823             0.2%
*   Zeltia SA                                                          983,996    4,365,671             0.1%
                                                                               ------------             ---
TOTAL SPAIN                                                                     217,523,244             6.0%
                                                                               ------------             ---
SWEDEN -- (7.9%)
#   AAK AB                                                             127,270    9,163,835             0.3%
#   Acando AB                                                          262,743      428,383             0.0%
    AddNode Group AB                                                    22,737      154,982             0.0%
    AddTech AB Class B                                                 273,182    3,872,462             0.1%
    AF AB Class B                                                      284,763    4,211,167             0.1%
*   Arcam AB                                                             2,348       43,948             0.0%
*   Arise AB                                                            36,861       72,405             0.0%
#   Atrium Ljungberg AB Class B                                         87,571    1,358,012             0.0%
    Avanza Bank Holding AB                                              94,154    3,723,824             0.1%
    Axfood AB                                                          302,491    5,458,769             0.2%
    B&B Tools AB Class B                                               106,851    1,394,697             0.0%
*   BE Group AB                                                         26,705        5,323             0.0%
#   Beijer Alma AB                                                     109,736    2,543,023             0.1%
    Beijer Electronics AB                                               53,995      332,360             0.0%
    Beijer Ref AB Class B                                               67,278    1,495,182             0.0%
    Betsson AB                                                         443,610    7,214,759             0.2%
    Bilia AB Class A                                                   219,410    4,598,908             0.1%
    BillerudKorsnas AB                                                 329,463    5,962,401             0.2%
    BioGaia AB Class B                                                  80,262    2,604,536             0.1%
    Biotage AB                                                         183,176      415,319             0.0%
    Bjorn Borg AB                                                          757        2,552             0.0%
#   Bulten AB                                                           58,620      577,115             0.0%
    Bure Equity AB                                                     316,106    2,050,264             0.1%
    Byggmax Group AB                                                   255,429    2,074,300             0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
SWEDEN -- (Continued)
    Castellum AB                                                       752,169 $11,258,078             0.3%
    Catena AB                                                           53,725     756,706             0.0%
    Cavotec SA                                                          16,457      51,273             0.0%
    Clas Ohlson AB Class B                                             174,360   2,648,861             0.1%
*   Cloetta AB Class B                                               1,067,829   3,181,937             0.1%
    Com Hem Holding AB                                                   1,361      11,626             0.0%
    Concentric AB                                                      195,958   2,266,860             0.1%
#*  Concordia Maritime AB Class B                                      100,760     211,971             0.0%
    Corem Property Group AB Class B                                      2,296       7,010             0.0%
    Dios Fastigheter AB                                                168,653   1,237,573             0.0%
*   Doro AB                                                            109,376     640,229             0.0%
    Duni AB                                                            195,109   2,960,481             0.1%
*   East Capital Explorer AB                                            47,726     279,467             0.0%
    Elekta AB Class B                                                  118,752     918,833             0.0%
#   Enea AB                                                             63,008     603,137             0.0%
#*  Eniro AB                                                         1,790,180     273,227             0.0%
    Fabege AB                                                          651,224  10,345,869             0.3%
    Fagerhult AB                                                        61,437   1,047,135             0.0%
*   Fastighets AB Balder                                               273,718   5,513,940             0.2%
    Fenix Outdoor International AG                                       8,198     316,884             0.0%
    Gunnebo AB                                                         135,155     625,923             0.0%
    Haldex AB                                                          218,762   2,111,359             0.1%
#   Heba Fastighets AB Class B                                          42,288     466,928             0.0%
    Hemfosa Fastigheter AB                                             465,893   5,052,020             0.1%
    Hexpol AB                                                        1,036,985  10,072,934             0.3%
    HIQ International AB                                               254,315   1,443,438             0.0%
    HMS Networks AB                                                      7,040     180,803             0.0%
    Holmen AB Class B                                                  264,932   7,986,329             0.2%
    Hufvudstaden AB Class A                                            252,199   3,563,451             0.1%
    Industrial & Financial Systems Class B                              80,438   3,107,503             0.1%
#   Indutrade AB                                                       121,468   5,775,946             0.2%
    Intrum Justitia AB                                                 385,511  13,831,068             0.4%
    ITAB Shop Concept AB Class B                                         8,692     252,614             0.0%
    JM AB                                                              360,265  10,182,352             0.3%
    KappAhl AB                                                         236,160     800,556             0.0%
#*  Karolinska Development AB Class B                                   90,079     105,485             0.0%
    Klovern AB Class A                                                  75,336      77,455             0.0%
#   Klovern AB Class B                                               1,939,305   2,006,825             0.1%
#   KNOW IT AB                                                          37,332     237,468             0.0%
    Kungsleden AB                                                      758,029   5,677,261             0.2%
    Lagercrantz Group AB Class B                                       235,329   1,782,012             0.1%
    Lindab International AB                                            273,194   1,864,695             0.1%
    Loomis AB Class B                                                  308,465   8,005,634             0.2%
*   Medivir AB Class B                                                 112,463     999,470             0.0%
#   Mekonomen AB                                                       112,051   2,651,822             0.1%
    Modern Times Group MTG AB Class B                                  264,332   7,498,261             0.2%
    MQ Holding AB                                                      129,593     646,466             0.0%
    Mycronic AB                                                        377,276   2,690,361             0.1%
    NCC AB Class A                                                       9,901     303,239             0.0%
#   NCC AB Class B                                                     103,534   3,202,051             0.1%
    Nederman Holding AB                                                  4,621     121,527             0.0%
*   Net Insight AB Class B                                           1,229,052     387,593             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SWEDEN -- (Continued)
#   NetEnt AB                                                          146,096 $  8,299,005             0.2%
#   New Wave Group AB Class B                                          189,623      842,404             0.0%
    Nibe Industrier AB Class B                                         367,650   11,838,609             0.3%
    Nobia AB                                                           644,291    7,890,710             0.2%
    Nolato AB Class B                                                  117,664    3,227,877             0.1%
    Nordnet AB Class B                                                 388,808    1,379,085             0.0%
    OEM International AB Class B                                        44,190      662,895             0.0%
#   Opus Group AB                                                      490,957      320,467             0.0%
*   Oriflame Holding AG                                                138,456    1,918,294             0.1%
    Peab AB                                                            798,464    6,103,817             0.2%
#*  Pricer AB Class B                                                  571,299      619,459             0.0%
    Proact IT Group AB                                                  39,943      604,288             0.0%
    Probi AB                                                             8,661      144,750             0.0%
    Proffice AB Class B                                                241,617      583,520             0.0%
#*  Qliro Group AB                                                     359,530      360,987             0.0%
    Ratos AB Class B                                                 1,069,160    6,240,468             0.2%
*   RaySearch Laboratories AB                                           69,336      871,977             0.0%
    Recipharm AB Class B                                                   439        7,524             0.0%
    Rezidor Hotel Group AB                                             404,430    1,715,496             0.1%
    Saab AB Class B                                                    259,567    7,309,948             0.2%
    Sagax AB Class B                                                    74,354      593,144             0.0%
#*  SAS AB                                                             764,131    1,473,736             0.0%
#*  Seamless Distribution AB                                            16,641       19,034             0.0%
    Sectra AB Class B                                                   58,461      719,308             0.0%
#   Semcon AB                                                          100,425      430,469             0.0%
*   Sensys Gatso Group AB                                              223,860      142,168             0.0%
    SkiStar AB                                                         108,097    1,570,108             0.0%
#*  SSAB AB Class A(B17H0S8)                                         1,028,423    3,707,844             0.1%
#*  SSAB AB Class A(BPRBWK4)                                           189,016      685,168             0.0%
*   SSAB AB Class B(B17H3F6)                                           172,820      545,448             0.0%
*   SSAB AB Class B(BPRBWM6)                                           515,343    1,641,188             0.1%
    Sweco AB                                                            78,029    1,141,632             0.0%
#   Sweco AB Class B                                                   186,042    2,724,851             0.1%
*   Swedish Orphan Biovitrum AB                                         79,301    1,203,915             0.0%
    Swedol AB Class B                                                   37,176       88,619             0.0%
#   Systemair AB                                                        47,772      639,293             0.0%
*   Transcom Worldwide AB                                               35,939      338,155             0.0%
    Tribona AB                                                         182,724      912,817             0.0%
    Unibet Group P.L.C.                                                131,046   11,541,468             0.3%
    VBG Group AB Class B                                                   137        1,919             0.0%
#*  Victoria Park AB                                                    16,043       26,727             0.0%
*   Victoria Park AB Class B                                            44,686       73,228             0.0%
#   Vitrolife AB                                                        70,710    1,642,802             0.1%
    Wallenstam AB Class B                                              785,619    6,958,021             0.2%
    Wihlborgs Fastigheter AB                                           285,214    5,576,106             0.2%
                                                                               ------------             ---
TOTAL SWEDEN                                                                    313,339,220             8.6%
                                                                               ------------             ---
SWITZERLAND -- (12.0%)
#*  AFG Arbonia-Forster Holding AG                                     183,624    1,778,525             0.1%
    Allreal Holding AG                                                  58,775    7,788,473             0.2%
#   Alpiq Holding AG                                                    10,407    1,098,890             0.0%
    ALSO Holding AG                                                     15,664      958,480             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SWITZERLAND -- (Continued)
    ams AG                                                           372,640 $11,924,558             0.3%
    APG SGA SA                                                         7,581   3,053,175             0.1%
    Aryzta AG                                                         58,423   2,630,788             0.1%
    Ascom Holding AG                                                 212,982   4,036,993             0.1%
    Autoneum Holding AG                                               16,300   2,992,299             0.1%
    Bachem Holding AG Class B                                         23,344   1,188,278             0.0%
    Baloise Holding AG                                                76,271   9,144,648             0.3%
    Bank Coop AG                                                      30,632   1,270,184             0.0%
    Banque Cantonale de Geneve                                         3,968   1,027,865             0.0%
    Banque Cantonale du Jura                                           4,442     263,430             0.0%
    Banque Cantonale Vaudoise                                          8,354   5,144,522             0.1%
    Barry Callebaut AG                                                 1,463   1,753,173             0.1%
#   Basler Kantonalbank                                                5,896     402,260             0.0%
    Belimo Holding AG                                                  2,156   4,619,070             0.1%
    Bell AG                                                              384   1,055,462             0.0%
    Bellevue Group AG                                                 38,832     545,774             0.0%
#   Berner Kantonalbank AG                                            22,470   4,181,746             0.1%
    BFW Liegenschaften AG                                                620      20,812             0.0%
    BKW AG                                                            64,177   2,433,646             0.1%
    Bobst Group SA                                                    44,716   1,894,625             0.1%
    Bossard Holding AG Class A                                        32,905   3,203,383             0.1%
    Bucher Industries AG                                              32,790   7,462,181             0.2%
    Burckhardt Compression Holding AG                                 11,640   4,055,493             0.1%
    Burkhalter Holding AG                                             20,988   2,239,576             0.1%
    Calida Holding AG                                                 25,084     847,409             0.0%
    Carlo Gavazzi Holding AG                                           1,415     297,615             0.0%
    Cembra Money Bank AG                                              58,001   3,458,037             0.1%
#   Cham Paper Holding AG                                              1,894     481,727             0.0%
*   Charles Voegele Holding AG                                        41,895     372,492             0.0%
    Cicor Technologies                                                 5,936     144,164             0.0%
    Cie Financiere Tradition SA                                        9,458     592,131             0.0%
    Clariant AG                                                      762,046  14,012,763             0.4%
    Coltene Holding AG                                                20,758   1,356,806             0.0%
    Conzzeta AG                                                        5,871   3,643,791             0.1%
*   Cosmo Pharmaceuticals SA                                           3,507     538,864             0.0%
    Daetwyler Holding AG                                              37,940   5,318,737             0.1%
    DKSH Holding AG                                                   91,087   5,547,605             0.2%
#   dorma+kaba Holding AG Class B                                     16,675  10,397,693             0.3%
*   Dufry AG                                                          81,320   9,500,227             0.3%
    Edmond de Rothschild Suisse SA                                       152   2,650,989             0.1%
    EFG International AG                                             285,498   2,870,158             0.1%
    Emmi AG                                                           12,810   5,794,486             0.2%
    Energiedienst Holding AG                                          68,912   1,739,808             0.1%
    Feintool International Holding AG                                  7,642     711,695             0.0%
    Flughafen Zuerich AG                                              22,078  16,710,360             0.5%
    Forbo Holding AG                                                   6,853   7,793,160             0.2%
#   Galenica AG                                                       10,976  16,078,707             0.4%
    GAM Holding AG                                                   925,197  16,924,123             0.5%
    Gategroup Holding AG                                             146,738   5,501,809             0.2%
    Georg Fischer AG                                                  22,511  13,830,804             0.4%
    Gurit Holding AG                                                   1,979   1,106,702             0.0%
    Helvetia Holding AG                                               35,945  18,800,020             0.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
SWITZERLAND -- (Continued)
    HOCHDORF Holding AG                                                  1,228 $   207,138             0.0%
    Huber & Suhner AG                                                   64,973   2,804,482             0.1%
    Implenia AG                                                         85,074   4,216,560             0.1%
    Inficon Holding AG                                                   9,382   2,680,613             0.1%
    Interroll Holding AG                                                 3,127   2,419,050             0.1%
    Intershop Holding AG                                                 7,250   3,077,569             0.1%
    Jungfraubahn Holding AG                                              3,095     296,442             0.0%
    Kardex AG                                                           36,063   2,691,875             0.1%
    Komax Holding AG                                                    18,811   3,130,688             0.1%
    Kudelski SA                                                        195,049   2,621,624             0.1%
    Kuoni Reisen Holding AG                                             19,325   4,001,276             0.1%
    LEM Holding SA                                                       3,773   2,661,452             0.1%
    Liechtensteinische Landesbank AG                                    27,038     963,178             0.0%
*   LifeWatch AG                                                         3,723      60,441             0.0%
#   Logitech International SA                                          848,062  12,458,581             0.3%
    Lonza Group AG                                                      57,832   8,488,565             0.2%
    Luzerner Kantonalbank AG                                            16,828   6,206,258             0.2%
    MCH Group AG                                                         1,404      83,881             0.0%
    Metall Zug AG                                                          862   2,197,906             0.1%
#*  Meyer Burger Technology AG                                         395,076   2,824,259             0.1%
    Micronas Semiconductor Holding AG                                  149,956     638,672             0.0%
    Mobilezone Holding AG                                              137,467   2,036,973             0.1%
    Mobimo Holding AG                                                   29,478   6,357,422             0.2%
    OC Oerlikon Corp. AG                                               929,429   8,918,714             0.2%
*   Orascom Development Holding AG                                      60,240     787,950             0.0%
#*  Orell Fuessli Holding AG                                             5,028     564,779             0.0%
    Orior AG                                                            27,189   1,525,827             0.0%
    Panalpina Welttransport Holding AG                                  63,044   7,197,759             0.2%
*   Parco Industriale e Immobiliare SA                                     600          --             0.0%
    Phoenix Mecano AG                                                    2,998   1,424,095             0.0%
*   Plazza AG                                                            5,852   1,163,022             0.0%
    PSP Swiss Property AG                                              172,407  14,997,704             0.4%
    Rieter Holding AG                                                   17,376   2,865,110             0.1%
    Romande Energie Holding SA                                           2,625   2,473,862             0.1%
    Schaffner Holding AG                                                 2,950     635,054             0.0%
*   Schmolz + Bickenbach AG                                          2,457,257   1,340,316             0.0%
    Schweiter Technologies AG                                            4,397   3,520,326             0.1%
    SFS Group AG                                                           242      15,600             0.0%
    Siegfried Holding AG                                                21,833   4,372,590             0.1%
#   St Galler Kantonalbank AG                                           11,338   4,099,870             0.1%
    Straumann Holding AG                                                55,594  15,730,952             0.4%
#   Sulzer AG                                                          122,816  12,410,029             0.3%
    Swissquote Group Holding SA                                         45,894   1,105,119             0.0%
    Tamedia AG                                                          14,403   2,427,576             0.1%
    Tecan Group AG                                                      37,394   5,093,666             0.1%
    Temenos Group AG                                                   318,043  14,857,171             0.4%
*   Tornos Holding AG                                                   21,605      66,820             0.0%
    U-Blox AG                                                           30,554   5,902,026             0.2%
    Valiant Holding AG                                                  83,445   9,633,802             0.3%
    Valora Holding AG                                                   15,317   3,080,554             0.1%
    Vaudoise Assurances Holding SA Class B                               5,071   2,626,674             0.1%
    Vetropack Holding AG                                                   856   1,317,845             0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
SWITZERLAND -- (Continued)
*   Von Roll Holding AG                                                250,484 $      190,257             0.0%
    Vontobel Holding AG                                                136,975      6,748,451             0.2%
    VP Bank AG                                                           4,376        351,758             0.0%
    VZ Holding AG                                                        3,577      1,113,935             0.0%
    Walliser Kantonalbank                                                1,393      1,059,998             0.0%
    Walter Meier AG                                                     22,913        781,310             0.0%
    Ypsomed Holding AG                                                  11,428      1,502,035             0.0%
    Zehnder Group AG                                                    57,019      1,941,890             0.1%
    Zug Estates Holding AG                                                 612        881,718             0.0%
    Zuger Kantonalbank AG                                                  606      2,846,022             0.1%
                                                                               --------------            ----
TOTAL SWITZERLAND                                                                 475,888,282            13.0%
                                                                               --------------            ----
UNITED KINGDOM -- (0.0%)
*   Stallergenes Greer P.L.C.                                           12,201        543,382             0.0%
                                                                               --------------            ----
UNITED STATES -- (0.0%)
*   Infinera Corp.                                                      34,602        683,736             0.0%
    Ormat Technologies, Inc.                                                --             16             0.0%
                                                                               --------------            ----
TOTAL UNITED STATES                                                                   683,752             0.0%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             3,623,811,247            99.2%
                                                                               --------------            ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Biotest AG                                                          31,089        437,153             0.0%
    Draegerwerk AG & Co. KGaA                                           13,625        981,173             0.0%
    FUCHS PETROLUB SE                                                  157,541      7,555,515             0.2%
    Jungheinrich AG                                                     81,837      6,045,891             0.2%
    Sartorius AG                                                        23,601      5,337,939             0.2%
    Sixt SE                                                             24,181      1,039,511             0.0%
    STO SE & Co. KGaA                                                    3,548        462,458             0.0%
    Villeroy & Boch AG                                                  41,209        607,668             0.0%
                                                                               --------------            ----
TOTAL GERMANY                                                                      22,467,308             0.6%
                                                                               --------------            ----
TOTAL PREFERRED STOCKS                                                             22,467,308             0.6%
                                                                               --------------            ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                                254,689             --             0.0%
                                                                               --------------            ----
FRANCE -- (0.0%)
#*  Euro Disney SCA Rights(BVL80R6)                                     68,806             --             0.0%
*   Euro Disney SCA Rights(BVZHYB1)                                    688,060             --             0.0%
#*  Technicolor SA Rights 11/04/15                                   1,482,868        365,262             0.0%
                                                                               --------------            ----
TOTAL FRANCE                                                                          365,262             0.0%
                                                                               --------------            ----
ITALY -- (0.0%)
*   Mediolanum SpA Rights 11/26/15                                     762,499             --             0.0%
                                                                               --------------            ----
SPAIN -- (0.0%)
*   Papeles y Cartones de Europa SA Rights                             249,762         54,381             0.0%
                                                                               --------------            ----
TOTAL RIGHTS/WARRANTS                                                                 419,643             0.0%
                                                                               --------------            ----
TOTAL INVESTMENT SECURITIES                                                     3,646,698,198
                                                                               --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund                                   26,763,766 $  309,656,768             8.5%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,379,161,142)                               $3,956,354,966           108.3%
                                                                                  ==============           =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           -------------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                           ----------  -------------- ------- --------------
Common Stocks
   Austria                                                         --  $  100,876,537   --    $  100,876,537
   Belgium                                                         --     160,817,484   --       160,817,484
   Denmark                                                         --     180,111,800   --       180,111,800
   Finland                                                         --     256,988,942   --       256,988,942
   France                                                  $   13,584     457,116,936   --       457,130,520
   Germany                                                         --     602,247,818   --       602,247,818
   Greece                                                          --             742   --               742
   Ireland                                                         --      75,659,255   --        75,659,255
   Israel                                                          --      78,082,129   --        78,082,129
   Italy                                                           --     377,811,429   --       377,811,429
   Netherlands                                                     --     188,269,213   --       188,269,213
   Norway                                                          --      77,623,382   --        77,623,382
   Portugal                                                        --      60,214,116   --        60,214,116
   Spain                                                           --     217,523,244   --       217,523,244
   Sweden                                                          --     313,339,220   --       313,339,220
   Switzerland                                                     --     475,888,282   --       475,888,282
   United Kingdom                                             543,382              --   --           543,382
   United States                                              683,736              16   --           683,752
Preferred Stocks
   Germany                                                         --      22,467,308   --        22,467,308
Rights/Warrants
   Austria                                                         --              --   --                --
   France                                                          --         365,262   --           365,262
   Italy                                                           --              --   --                --
   Spain                                                           --          54,381   --            54,381
Securities Lending Collateral                                      --     309,656,768   --       309,656,768
Futures Contracts**                                           (18,791)             --   --           (18,791)
                                                           ----------  --------------   --    --------------
TOTAL                                                      $1,221,911  $3,955,114,264   --    $3,956,336,175
                                                           ==========  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
COMMON STOCKS -- (76.9%)
Consumer Discretionary -- (9.4%)
#   Aimia, Inc.                                                      171,864 $ 1,590,360             0.3%
#   AutoCanada, Inc.                                                 130,981   3,173,354             0.5%
#   BMTC Group, Inc.                                                  17,481     197,523             0.0%
*   BRP, Inc.                                                         41,500     747,102             0.1%
    Cineplex, Inc.                                                   294,735  11,357,981             1.8%
    Cogeco Cable, Inc.                                                14,180     732,315             0.1%
    Cogeco, Inc.                                                      36,765   1,558,211             0.3%
#   Corus Entertainment, Inc. Class B                                468,941   4,472,082             0.7%
    DHX Media, Ltd.                                                      400       2,602             0.0%
    Dorel Industries, Inc. Class B                                   169,797   4,317,643             0.7%
#   EnerCare, Inc.                                                   438,600   5,121,919             0.8%
#   Gamehost, Inc.                                                    41,992     330,772             0.1%
#   Glacier Media, Inc.                                              137,300      86,101             0.0%
#   goeasy, Ltd.                                                       3,600      46,198             0.0%
*   Great Canadian Gaming Corp.                                      299,800   4,138,414             0.7%
*   IMAX Corp.                                                       259,917   9,978,214             1.6%
*   Indigo Books & Music, Inc.                                         2,302      19,717             0.0%
#   Leon's Furniture, Ltd.                                           138,475   1,498,487             0.2%
    Martinrea International, Inc.                                    476,656   4,042,609             0.7%
#*  Mood Media Corp.                                                 306,613      75,035             0.0%
    MTY Food Group, Inc.                                              71,063   1,647,775             0.3%
*   Performance Sports Group, Ltd.                                    66,703     765,177             0.1%
#   Pizza Pizza Royalty Corp.                                         79,226     828,856             0.1%
    Reitmans Canada, Ltd. Class A                                    260,312     967,510             0.2%
    RONA, Inc.                                                       676,245   7,059,303             1.1%
#*  Sears Canada, Inc.                                                50,217     346,020             0.1%
#   Torstar Corp. Class B                                            283,089     876,805             0.1%
*   TVA Group, Inc. Class B                                            7,000      25,294             0.0%
    Uni-Select, Inc.                                                 105,935   5,249,761             0.8%
    Whistler Blackcomb Holdings, Inc.                                178,805   2,758,104             0.5%
*   Yellow Pages, Ltd.                                               147,535   1,910,192             0.3%
                                                                             -----------            ----
Total Consumer Discretionary                                                  75,921,436            12.2%
                                                                             -----------            ----
Consumer Staples -- (3.6%)
    AGT Food & Ingredients, Inc.                                     125,802   2,812,169             0.5%
    Andrew Peller, Ltd. Class A                                        3,400      47,323             0.0%
    Clearwater Seafoods, Inc.                                         80,257     770,286             0.1%
    Corby Spirit and Wine, Ltd.                                       70,767   1,078,607             0.2%
    Cott Corp.                                                       509,721   5,320,963             0.9%
#   High Liner Foods, Inc.                                            83,191     820,077             0.1%
#   Liquor Stores N.A., Ltd.                                         162,911   1,514,988             0.2%
    Maple Leaf Foods, Inc.                                           317,864   5,053,833             0.8%
*   Neptune Technologies & Bioressources, Inc.                        22,102      23,664             0.0%
    North West Co., Inc. (The)                                       242,310   5,373,960             0.9%
#   Premium Brands Holdings Corp.                                    106,943   2,810,975             0.4%
#   Rogers Sugar, Inc.                                               505,571   1,569,760             0.3%
#*  SunOpta, Inc.                                                    288,340   1,550,191             0.2%
                                                                             -----------            ----
Total Consumer Staples                                                        28,746,796             4.6%
                                                                             -----------            ----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Energy -- (15.8%)
*   Advantage Oil & Gas, Ltd.                                        1,100,531 $6,118,737             1.0%
    AKITA Drilling, Ltd. Class A                                        40,600    254,604             0.0%
#*  Athabasca Oil Corp.                                                828,343    988,234             0.2%
*   Bankers Petroleum, Ltd.                                          1,376,399  2,315,752             0.4%
#   Baytex Energy Corp.                                                 91,162    370,895             0.1%
#*  Bellatrix Exploration, Ltd.                                        967,258  1,590,398             0.3%
*   Birchcliff Energy, Ltd.                                            530,916  2,314,332             0.4%
#*  BlackPearl Resources, Inc.                                       1,397,501    940,502             0.2%
#*  BNK Petroleum, Inc.                                                554,116    165,269             0.0%
#   Bonavista Energy Corp.                                           1,035,276  2,311,874             0.4%
#   Bonterra Energy Corp.                                              175,395  2,912,072             0.5%
*   Boulder Energy, Ltd.                                               261,638  1,004,453             0.2%
#   Calfrac Well Services, Ltd.                                        389,570    688,213             0.1%
#*  Canacol Energy, Ltd.                                               452,342  1,048,176             0.2%
#   Canadian Energy Services & Technology Corp.                        953,842  4,121,449             0.7%
#   Canyon Services Group, Inc.                                        309,470  1,154,951             0.2%
#   Cathedral Energy Services, Ltd.                                    164,270    145,727             0.0%
#*  Cequence Energy, Ltd.                                              863,916    303,917             0.0%
#*  Chinook Energy, Inc.                                               496,199    216,300             0.0%
*   Corridor Resources, Inc.                                           373,046    109,837             0.0%
#*  Crew Energy, Inc.                                                  767,471  2,611,843             0.4%
#*  Delphi Energy Corp.                                                901,739    503,418             0.1%
#*  Denison Mines Corp.                                              2,178,471    882,984             0.1%
#   Enbridge Income Fund Holdings, Inc.                                251,755  6,187,982             1.0%
#   Enerflex, Ltd.                                                     436,563  4,213,387             0.7%
#*  Energy Fuels, Inc.                                                  76,572    208,470             0.0%
#   Enerplus Corp.                                                     349,233  1,647,880             0.3%
    Ensign Energy Services, Inc.                                       758,725  4,769,593             0.8%
#*  Epsilon Energy, Ltd.                                               260,061    536,987             0.1%
*   Essential Energy Services Trust                                    628,241    326,708             0.1%
#*  Gasfrac Energy Services, Inc.                                       91,560          9             0.0%
    Gibson Energy, Inc.                                                150,074  2,000,451             0.3%
#*  Gran Tierra Energy, Inc.                                         1,395,612  3,372,693             0.5%
    Granite Oil Corp.                                                  195,608  1,114,468             0.2%
#*  Ithaca Energy, Inc.                                              1,599,055  1,100,604             0.2%
#*  Kelt Exploration, Ltd.                                             251,041    923,453             0.1%
#   Lightstream Resources, Ltd.                                      1,035,197    300,837             0.0%
#   Long Run Exploration, Ltd.                                         849,601    211,166             0.0%
    McCoy Global, Inc.                                                  51,537    116,664             0.0%
#   Mullen Group, Ltd.                                                 536,825  7,168,067             1.2%
    Newalta Corp.                                                      272,371  1,553,906             0.2%
    North American Energy Partners, Inc.                               129,534    297,187             0.0%
*   NuVista Energy, Ltd.                                               707,869  2,501,036             0.4%
#   Pacific Exploration and Production Corp.                           463,400    903,694             0.1%
*   Painted Pony Petroleum, Ltd.                                       524,254  1,788,141             0.3%
*   Parex Resources, Inc.                                              586,904  4,407,615             0.7%
#   Parkland Fuel Corp.                                                414,677  7,214,669             1.2%
    Pason Systems, Inc.                                                356,252  5,241,885             0.8%
#   Pengrowth Energy Corp.                                           2,540,243  2,486,625             0.4%
#   Penn West Petroleum, Ltd.                                          535,640    622,647             0.1%
#*  Perpetual Energy, Inc.                                             383,029    205,048             0.0%
#   PHX Energy Services Corp.                                          135,274    265,872             0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Energy -- (Continued)
    Precision Drilling Corp.                                         1,736,481 $  6,905,553             1.1%
#   Pulse Seismic, Inc.                                                268,280      473,942             0.1%
#*  Questerre Energy Corp. Class A                                     745,460      125,422             0.0%
#*  RMP Energy, Inc.                                                   678,628      928,988             0.1%
*   Rock Energy, Inc.                                                  237,075      264,706             0.0%
#   Savanna Energy Services Corp.                                      472,479      419,146             0.1%
#   Secure Energy Services, Inc.                                       631,339    4,195,729             0.7%
    ShawCor, Ltd.                                                      233,800    4,961,724             0.8%
#*  Sprott Resource Corp.                                              455,390      208,958             0.0%
    Strad Energy Services, Ltd.                                         39,947       67,210             0.0%
#   Surge Energy, Inc.                                               1,156,583    2,600,454             0.4%
#*  TAG Oil, Ltd.                                                      181,541       94,408             0.0%
    TORC Oil & Gas, Ltd.                                               566,744    2,873,595             0.5%
    Total Energy Services, Inc.                                        176,178    1,976,546             0.3%
#   TransGlobe Energy Corp.                                            448,945    1,222,273             0.2%
#*  Trican Well Service, Ltd.                                          790,196      525,750             0.1%
#   Trilogy Energy Corp.                                               136,142      458,110             0.1%
    Trinidad Drilling, Ltd.                                          1,372,323    2,382,359             0.4%
#   Twin Butte Energy, Ltd.                                          1,511,708      329,487             0.1%
    Western Energy Services Corp.                                      406,097    1,282,640             0.2%
*   Xtreme Drilling & Coil Services Corp.                              224,819      345,584             0.1%
*   Yangarra Resources, Ltd.                                            20,400       11,077             0.0%
#   Zargon Oil & Gas, Ltd.                                             164,240      172,078             0.0%
#   ZCL Composites, Inc.                                                96,300      456,608             0.1%
                                                                               ------------            ----
Total Energy                                                                    128,044,028            20.6%
                                                                               ------------            ----
Financials -- (7.1%)
#   AGF Management, Ltd. Class B                                       444,369    1,845,307             0.3%
#   Alaris Royalty Corp.                                                52,234    1,111,311             0.2%
#   Altus Group, Ltd.                                                  195,097    2,842,305             0.5%
    Brookfield Real Estate Services, Inc.                                8,075       87,074             0.0%
    Canaccord Genuity Group, Inc.                                      623,378    2,417,044             0.4%
#   Canadian Western Bank                                              436,532    8,389,453             1.3%
    Clairvest Group, Inc.                                                1,900       42,574             0.0%
#   Clarke, Inc.                                                        17,242      135,420             0.0%
    Colliers International Group, Inc.                                 161,848    8,024,324             1.3%
    E-L Financial Corp., Ltd.                                            1,700      882,762             0.1%
#   Echelon Financial Holdings, Inc.                                    14,650      159,653             0.0%
    Equitable Group, Inc.                                               51,795    2,298,215             0.4%
*   Equity Financial Holdings, Inc.                                        800        4,876             0.0%
    Fiera Capital Corp.                                                128,737    1,148,945             0.2%
    Firm Capital Mortgage Investment Corp.                               2,494       23,651             0.0%
#   First National Financial Corp.                                       6,573      111,745             0.0%
    FirstService Corp.                                                 150,648    5,299,639             0.9%
#*  Genesis Land Development Corp.                                      76,842      173,359             0.0%
#   Genworth MI Canada, Inc.                                            64,654    1,598,550             0.3%
    Gluskin Sheff + Associates, Inc.                                   160,621    2,724,513             0.4%
#   GMP Capital, Inc.                                                  288,387      899,831             0.1%
    Guardian Capital Group, Ltd. Class A                                11,327      155,058             0.0%
#   Home Capital Group, Inc.                                            90,000    2,192,184             0.4%
#   Killam Properties, Inc.                                            357,789    2,848,412             0.5%
*   Kingsway Financial Services, Inc.                                   14,370       59,894             0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
Financials -- (Continued)
    Laurentian Bank of Canada                                        191,320 $ 7,750,245             1.2%
#*  Mainstreet Equity Corp.                                           24,994     621,409             0.1%
#   Melcor Developments, Ltd.                                         41,240     482,542             0.1%
#   Sprott, Inc.                                                     828,988   1,635,659             0.3%
#*  Street Capital Group, Inc.                                       120,227     140,676             0.0%
    TMX Group, Ltd.                                                   26,876     948,142             0.2%
                                                                             -----------             ---
Total Financials                                                              57,054,772             9.2%
                                                                             -----------             ---
Health Care -- (1.2%)
    Amica Mature Lifestyles, Inc.                                     36,241     508,582             0.1%
#   Extendicare, Inc.                                                561,871   3,691,092             0.6%
*   Knight Therapeutics, Inc.                                         51,775     308,449             0.0%
    Medical Facilities Corp.                                         164,269   2,119,316             0.3%
*   QLT, Inc.                                                        219,010     601,289             0.1%
#   Sienna Senior Living, Inc.                                       215,004   2,854,443             0.5%
*   Theratechnologies, Inc.                                           10,101      13,596             0.0%
*   Transition Therapeutics, Inc.                                     19,998      38,234             0.0%
    Zenith Epigenetics Corp.                                         111,820       6,927             0.0%
                                                                             -----------             ---
Total Health Care                                                             10,141,928             1.6%
                                                                             -----------             ---
Industrials -- (11.4%)
    Aecon Group, Inc.                                                408,101   4,715,820             0.8%
#   Ag Growth International, Inc.                                     88,121   2,307,482             0.4%
#   Algoma Central Corp.                                              25,790     302,356             0.0%
*   ATS Automation Tooling Systems, Inc.                             522,530   5,502,629             0.9%
#   Badger Daylighting, Ltd.                                         213,881   3,349,865             0.5%
#*  Ballard Power Systems, Inc.                                      134,734     200,926             0.0%
    Bird Construction, Inc.                                          204,133   2,046,638             0.3%
#   Black Diamond Group, Ltd.                                        231,141   1,486,614             0.2%
#   CanWel Building Materials Group, Ltd.                             82,513     340,754             0.1%
#   Cervus Equipment Corp.                                            34,597     400,051             0.1%
#   DirectCash Payments, Inc.                                         78,722     779,032             0.1%
#   Exchange Income Corp.                                             76,468   1,451,465             0.2%
    Exco Technologies, Ltd.                                          128,615   1,434,083             0.2%
*   Heroux-Devtek, Inc.                                              125,954   1,175,160             0.2%
#   HNZ Group, Inc.                                                   23,088     277,211             0.0%
#   Horizon North Logistics, Inc.                                    483,483     831,934             0.1%
#   K-Bro Linen, Inc.                                                 29,653   1,142,942             0.2%
    MacDonald Dettwiler & Associates, Ltd.                            35,884   2,138,880             0.3%
    Magellan Aerospace Corp.                                          73,376     974,157             0.2%
    Morneau Shepell, Inc.                                            264,411   3,128,203             0.5%
#   New Flyer Industries, Inc.                                       254,471   3,689,791             0.6%
*   Ovivo, Inc. Class A                                               93,231      86,272             0.0%
    Richelieu Hardware, Ltd.                                          77,285   4,062,250             0.7%
#   Rocky Mountain Dealerships, Inc.                                  80,214     419,596             0.1%
#   Russel Metals, Inc.                                              350,655   5,470,604             0.9%
    Stantec, Inc.                                                    453,829  11,390,844             1.8%
    Stuart Olson, Inc.                                                88,659     416,988             0.1%
#   Student Transportation, Inc.                                     450,400   1,870,352             0.3%
    Toromont Industries, Ltd.                                        376,225   9,791,172             1.6%
    Transcontinental, Inc. Class A                                   359,276   5,536,411             0.9%
    TransForce, Inc.                                                 432,009   8,451,201             1.4%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
#   Wajax Corp.                                                        100,638 $ 1,846,364             0.3%
    Westjet Airlines, Ltd.                                               6,379     118,057             0.0%
*   Westport Innovations, Inc.                                           3,750      11,672             0.0%
#   Westshore Terminals Investment Corp.                               318,149   5,306,538             0.8%
                                                                               -----------            ----
Total Industrials                                                               92,454,314            14.8%
                                                                               -----------            ----
Information Technology -- (4.2%)
#*  5N Plus, Inc.                                                      333,314     310,984             0.1%
    Absolute Software Corp.                                            234,888   1,550,232             0.3%
#*  Avigilon Corp.                                                     161,993   1,817,404             0.3%
    Calian Technologies, Ltd.                                           20,637     239,734             0.0%
*   Celestica, Inc.                                                    274,921   3,082,244             0.5%
    COM DEV International, Ltd.                                        450,151   1,948,497             0.3%
    Computer Modelling Group, Ltd.                                     370,857   3,516,845             0.6%
*   Descartes Systems Group, Inc. (The)                                255,838   4,476,578             0.7%
    Enghouse Systems, Ltd.                                              97,257   4,435,175             0.7%
#   Evertz Technologies, Ltd.                                          136,281   1,639,416             0.3%
#*  EXFO, Inc.                                                             686       2,188             0.0%
    Mediagrif Interactive Technologies, Inc.                             9,626     123,306             0.0%
*   Mitel Networks Corp.                                               261,961   2,049,449             0.3%
#*  Points International, Ltd.                                          36,359     375,658             0.1%
#*  Redknee Solutions, Inc.                                             76,611     212,092             0.0%
#*  Sandvine Corp.                                                   1,036,169   2,123,687             0.3%
#*  Sierra Wireless, Inc.                                              159,192   3,970,060             0.6%
*   SMART Technologies, Inc. Class A                                     7,408       3,456             0.0%
*   Solium Capital, Inc.                                                87,806     511,687             0.1%
    Vecima Networks, Inc.                                                6,059      51,758             0.0%
    Wi-Lan, Inc.                                                       780,333   1,450,145             0.2%
                                                                               -----------            ----
Total Information Technology                                                    33,890,595             5.4%
                                                                               -----------            ----
Materials -- (17.9%)
    Acadian Timber Corp.                                                30,788     430,646             0.1%
    AirBoss of America Corp.                                            80,062   1,191,501             0.2%
*   Alacer Gold Corp.                                                1,475,888   2,866,898             0.5%
    Alamos Gold, Inc. Class A                                        1,545,462   5,944,994             1.0%
#*  Almaden Minerals, Ltd. Class B                                      98,343      54,902             0.0%
#*  Almadex Minerals, Ltd.                                              59,006       8,123             0.0%
#   Altius Minerals Corp.                                              108,800   1,045,898             0.2%
*   Americas Silver Corp.                                              978,870     112,290             0.0%
*   Amerigo Resources, Ltd.                                            553,854     129,187             0.0%
#*  Argonaut Gold, Inc.                                                645,866     666,809             0.1%
#*  Asanko Gold, Inc.                                                  262,544     447,746             0.1%
*   AuRico Metals, Inc.                                                679,583     410,577             0.1%
#*  B2Gold Corp.                                                     5,268,073   5,680,623             0.9%
#*  Banro Corp.                                                         14,500       2,883             0.0%
#   Canam Group, Inc. Class A                                          237,796   2,755,131             0.4%
#   Canexus Corp.                                                      683,986     706,165             0.1%
*   Canfor Corp.                                                       173,500   2,454,688             0.4%
    Canfor Pulp Products, Inc.                                         206,915   2,153,650             0.4%
#*  Capstone Mining Corp.                                            2,111,821   1,082,074             0.2%
    Cascades, Inc.                                                     477,193   3,401,223             0.6%
    Centerra Gold, Inc.                                                999,634   5,626,573             0.9%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
Materials -- (Continued)
#*  China Gold International Resources Corp., Ltd.                     846,660 $1,133,110             0.2%
#*  Claude Resources, Inc.                                           1,023,200    563,402             0.1%
#*  Copper Mountain Mining Corp.                                       643,331    255,837             0.0%
*   Detour Gold Corp.                                                  118,790  1,320,898             0.2%
    Dominion Diamond Corp.                                             487,201  5,152,944             0.8%
#*  Dundee Precious Metals, Inc.                                       646,222    854,974             0.1%
#*  Eastern Platinum, Ltd.                                             310,296    177,976             0.0%
*   EcoSynthetix, Inc.                                                   1,500      1,514             0.0%
    Eldorado Gold Corp.                                                 50,500    176,495             0.0%
#*  Endeavour Mining Corp.                                           2,738,376  1,424,056             0.2%
#*  Endeavour Silver Corp.                                             536,376    886,030             0.2%
*   Entree Gold, Inc.                                                   26,637      6,977             0.0%
*   Exeter Resource Corp.                                               70,137     25,210             0.0%
#*  First Majestic Silver Corp.                                        652,877  2,156,951             0.4%
#*  Fortress Paper, Ltd. Class A                                        16,706     62,603             0.0%
#*  Fortuna Silver Mines, Inc.                                         876,406  2,285,519             0.4%
#*  Golden Star Resources, Ltd.                                        966,462    203,256             0.0%
#*  Great Panther Silver, Ltd.                                         700,801    391,239             0.1%
*   Guyana Goldfields, Inc.                                            426,283  1,062,773             0.2%
*   Hanfeng Evergreen, Inc.                                             45,837      4,536             0.0%
    HudBay Minerals, Inc.                                            1,398,004  7,259,443             1.2%
#*  IAMGOLD Corp.                                                    2,443,241  4,409,643             0.7%
#*  Imperial Metals Corp.                                              236,915  1,434,970             0.2%
#*  Interfor Corp.                                                     381,931  3,627,702             0.6%
*   International Tower Hill Mines, Ltd.                               186,947     47,180             0.0%
    Intertape Polymer Group, Inc.                                      324,227  3,639,991             0.6%
#*  Katanga Mining, Ltd.                                             1,025,162    137,200             0.0%
*   Kinross Gold Corp.                                                 410,219    825,081             0.1%
*   Kirkland Lake Gold, Inc.                                           461,108  1,957,135             0.3%
#*  Lake Shore Gold Corp.                                            2,928,516  2,597,949             0.4%
#   Lucara Diamond Corp.                                             1,384,065  1,746,488             0.3%
    Major Drilling Group International, Inc.                           559,212  1,774,801             0.3%
#   Mandalay Resources Corp.                                         1,149,842    712,276             0.1%
    Minco Base Metals Corp.                                              2,780         --             0.0%
*   Nautilus Minerals, Inc.                                             89,354     23,234             0.0%
#*  Nevada Copper Corp.                                                160,491    119,055             0.0%
    Nevsun Resources, Ltd.                                           1,171,411  3,502,766             0.6%
*   New Gold, Inc.                                                   2,304,655  5,710,525             0.9%
    Norbord, Inc.                                                      115,280  2,178,472             0.4%
#*  Northern Dynasty Minerals, Ltd.                                    148,624     62,514             0.0%
#*  Novagold Resources, Inc.                                           550,799  1,988,201             0.3%
#   OceanaGold Corp.                                                 1,947,816  3,724,029             0.6%
    Osisko Gold Royalties, Ltd.                                        149,942  1,557,208             0.3%
#   Pan American Silver Corp.                                          990,673  7,515,659             1.2%
*   Phoscan Chemical Corp.                                             432,579     94,283             0.0%
#*  Pilot Gold, Inc.                                                    65,895     19,906             0.0%
*   Platinum Group Metals, Ltd.                                        241,887     58,270             0.0%
#*  Polymet Mining Corp.                                               613,665    516,237             0.1%
#*  Primero Mining Corp.                                             1,071,138  2,465,681             0.4%
#*  RB Energy, Inc.                                                    396,013        317             0.0%
*   Richmont Mines, Inc.                                               231,043    703,236             0.1%
#*  Rubicon Minerals Corp.                                             491,305    217,924             0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Materials -- (Continued)
#*  Sabina Gold & Silver Corp.                                         383,055 $    178,697             0.0%
#*  Sandstorm Gold, Ltd.                                               634,160    1,663,482             0.3%
#*  Seabridge Gold, Inc.                                               111,235      909,378             0.2%
#*  SEMAFO, Inc.                                                     1,595,446    3,623,795             0.6%
#   Sherritt International Corp.                                     1,970,361    1,235,619             0.2%
#*  Silver Standard Resources, Inc.                                    571,298    3,936,521             0.6%
*   St Andrew Goldfields, Ltd.                                         774,028      204,221             0.0%
    Stella-Jones, Inc.                                                 187,800    6,911,086             1.1%
#*  Stornoway Diamond Corp.                                            297,297      154,605             0.0%
    Tahoe Resources, Inc.                                               27,066      226,033             0.0%
#*  Tanzanian Royalty Exploration Corp.                                298,950      105,167             0.0%
#*  Taseko Mines, Ltd.                                                 960,266      484,686             0.1%
#*  Tembec, Inc.                                                       403,476      357,932             0.1%
*   Teranga Gold Corp.                                               1,849,263      763,691             0.1%
#*  Thompson Creek Metals Co., Inc.                                  1,092,468      526,350             0.1%
*   Timminco, Ltd.                                                      69,822          115             0.0%
*   Timmins Gold Corp.                                                 910,674      188,041             0.0%
*   Wesdome Gold Mines, Ltd.                                           314,464      245,299             0.0%
#   Western Forest Products, Inc.                                    2,201,509    3,249,398             0.5%
    Winpak, Ltd.                                                       111,223    3,360,677             0.5%
    Yamana Gold, Inc.                                                  102,332      223,822             0.0%
                                                                               ------------            ----
Total Materials                                                                 144,494,872            23.2%
                                                                               ------------            ----
Telecommunication Services -- (0.5%)
#   Axia NetMedia Corp.                                                185,467      436,860             0.1%
#   Manitoba Telecom Services, Inc.                                    161,284    3,543,660             0.5%
                                                                               ------------            ----
Total Telecommunication Services                                                  3,980,520             0.6%
                                                                               ------------            ----
Utilities -- (5.8%)
    Algonquin Power & Utilities Corp.                                1,054,815    8,139,403             1.3%
#*  Alterra Power Corp.                                              1,104,421      418,085             0.1%
#   Boralex, Inc. Class A                                              167,168    1,779,580             0.3%
    Capital Power Corp.                                                523,509    7,522,740             1.2%
    Capstone Infrastructure Corp.                                      555,800    1,360,171             0.2%
#   Innergex Renewable Energy, Inc.                                    512,927    4,150,174             0.7%
#   Just Energy Group, Inc.                                            727,176    5,344,265             0.9%
#*  Maxim Power Corp.                                                   92,234      204,557             0.0%
#   Northland Power, Inc.                                              536,896    6,939,081             1.1%
#   Superior Plus Corp.                                                689,743    5,633,569             0.9%
#   TransAlta Corp.                                                    175,385      818,177             0.1%
#   TransAlta Renewables, Inc.                                         126,046      973,589             0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                         SHARES     VALUE++    OF NET ASSETS**
                                                                       ---------- ------------ ---------------
Utilities -- (Continued)
#     Valener, Inc.                                                       263,746 $  3,394,651             0.5%
                                                                                  ------------           -----
Total Utilities                                                                     46,678,042             7.5%
                                                                                  ------------           -----
TOTAL COMMON STOCKS                                                                621,407,303            99.7%
                                                                                  ------------           -----

                                                                                     VALUE+
                                                                                  ------------
SECURITIES LENDING COLLATERAL -- (23.1%)
(S)@  DFA Short Term Investment Fund                                   16,142,002  186,762,963            30.0%
                                                                                  ------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,175,564,629)                               $808,170,266           129.7%
                                                                                  ============           =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ------------------------------------------------
                                                            LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                                                          ------------   ------------ ------- ------------
Common Stocks
   Consumer Discretionary                                 $ 75,921,436             --   --    $ 75,921,436
   Consumer Staples                                         28,746,796             --   --      28,746,796
   Energy                                                  128,044,019   $          9   --     128,044,028
   Financials                                               57,054,772             --   --      57,054,772
   Health Care                                              10,135,001          6,927   --      10,141,928
   Industrials                                              92,454,314             --   --      92,454,314
   Information Technology                                   33,890,595             --   --      33,890,595
   Materials                                               144,490,019          4,853   --     144,494,872
   Telecommunication Services                                3,980,520             --   --       3,980,520
   Utilities                                                46,678,042             --   --      46,678,042
Securities Lending Collateral                                       --    186,762,963   --     186,762,963
                                                          ------------   ------------   --    ------------
TOTAL                                                     $621,395,514   $186,774,752   --    $808,170,266
                                                          ============   ============   ==    ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA                                                           855,320 $ 4,232,280             0.1%
    AMBEV SA ADR                                                     5,984,451  29,144,276             0.7%
    Banco Bradesco SA                                                  885,298   5,383,840             0.1%
    Banco do Brasil SA                                               2,307,168   9,561,269             0.2%
    Banco Santander Brasil SA                                          559,828   2,007,850             0.1%
    BB Seguridade Participacoes SA                                     960,073   6,616,257             0.2%
    BM&FBovespa SA                                                   3,537,508  10,459,659             0.2%
#   Braskem SA Sponsored ADR                                           165,709   1,847,655             0.0%
    BRF SA                                                             495,766   7,721,127             0.2%
    BRF SA ADR                                                         539,479   8,270,213             0.2%
    BTG Pactual Group                                                    6,500      48,377             0.0%
    CCR SA                                                           1,675,568   5,264,536             0.1%
*   Centrais Eletricas Brasileiras SA                                  204,600     266,081             0.0%
#   Centrais Eletricas Brasileiras SA ADR                               86,923     207,746             0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR                    100,200     126,252             0.0%
    CETIP SA - Mercados Organizados                                    492,000   4,352,171             0.1%
#   Cia Brasileira de Distribuicao ADR                                  85,830   1,126,948             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                    424,900   1,843,737             0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR                178,668     784,353             0.0%
    Cia Energetica de Minas Gerais                                      96,887     169,507             0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                          400,671     492,825             0.0%
    Cielo SA                                                         1,255,720  11,920,121             0.3%
    Cosan Logistica SA                                                 177,069      59,674             0.0%
    Cosan SA Industria e Comercio                                      203,008   1,300,082             0.0%
    CPFL Energia SA                                                    215,566     865,059             0.0%
#   CPFL Energia SA ADR                                                 65,545     525,016             0.0%
    Embraer SA                                                          29,370     215,275             0.0%
    Embraer SA ADR                                                     240,287   7,057,229             0.2%
#   Fibria Celulose SA Sponsored ADR                                   488,398   6,603,141             0.2%
    Gerdau SA                                                          186,232     197,920             0.0%
    Gerdau SA Sponsored ADR                                            577,984     803,398             0.0%
*   Hypermarcas SA                                                     561,762   2,547,970             0.1%
    Itau Unibanco Holding SA                                           384,733   2,475,184             0.1%
    JBS SA                                                           1,785,774   6,592,584             0.2%
    Klabin SA                                                          996,400   5,663,737             0.1%
    Kroton Educacional SA                                            2,037,139   5,205,112             0.1%
    Lojas Americanas SA                                                248,137     752,477             0.0%
    Lojas Renner SA                                                    937,435   4,497,352             0.1%
    M Dias Branco SA                                                    40,100     726,891             0.0%
    Multiplan Empreendimentos Imobiliarios SA                          112,800   1,229,863             0.0%
    Natura Cosmeticos SA                                               262,650   1,558,665             0.0%
*   Petroleo Brasileiro SA                                           1,522,500   3,698,490             0.1%
#*  Petroleo Brasileiro SA Sponsored ADR                             1,005,405   4,906,376             0.1%
    Porto Seguro SA                                                    219,681   1,841,165             0.0%
    Raia Drogasil SA                                                   331,400   3,435,399             0.1%
    Tim Participacoes SA                                             1,162,813   2,544,881             0.1%
    Tim Participacoes SA ADR                                            63,679     707,474             0.0%
    Tractebel Energia SA                                               250,101   2,195,266             0.1%
    Transmissora Alianca de Energia Eletrica SA                          8,092      41,733             0.0%
    Ultrapar Participacoes SA                                          394,184   6,843,874             0.2%
    Ultrapar Participacoes SA Sponsored ADR                            254,308   4,402,072             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE++    OF NET ASSETS**
                                                                     ----------- ------------ ---------------
BRAZIL -- (Continued)
    Usinas Siderurgicas de Minas Gerais SA                                39,100 $     80,133             0.0%
    Vale SA                                                              344,000    1,521,175             0.0%
#   Vale SA Sponsored ADR                                              1,226,358    5,346,921             0.1%
    WEG SA                                                               687,750    2,566,025             0.1%
                                                                                 ------------             ---
TOTAL BRAZIL                                                                      200,854,693             4.6%
                                                                                 ------------             ---
CHILE -- (1.4%)
    AES Gener SA                                                       3,841,240    1,837,818             0.0%
    Aguas Andinas SA Class A                                           3,929,704    2,055,084             0.0%
    Banco de Chile                                                     3,152,928      333,736             0.0%
    Banco de Chile ADR                                                    52,624    3,337,941             0.1%
    Banco de Credito e Inversiones                                        64,382    2,625,115             0.1%
    Banco Santander Chile ADR                                            206,596    3,923,258             0.1%
    Cencosud SA                                                        2,346,448    5,144,920             0.1%
    Cencosud SA ADR                                                        8,408       55,325             0.0%
    Cia Cervecerias Unidas SA                                             92,470    1,104,871             0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                               61,058    1,463,560             0.0%
    Colbun SA                                                         12,786,840    3,403,352             0.1%
    Corpbanca SA                                                     302,429,974    2,773,709             0.1%
    Corpbanca SA ADR                                                      30,902      423,357             0.0%
    Embotelladora Andina SA Class A ADR                                   22,244      397,500             0.0%
    Embotelladora Andina SA Class B ADR                                   21,587      475,993             0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR                    148,697    5,617,773             0.1%
    Empresa Nacional de Telecomunicaciones SA                            243,389    2,253,739             0.1%
    Empresas CMPC SA                                                   2,217,305    5,464,025             0.1%
    Empresas COPEC SA                                                    404,216    3,770,732             0.1%
    Enersis SA Sponsored ADR                                             610,581    8,090,198             0.2%
    Inversiones Aguas Metropolitanas SA                                  343,821      489,590             0.0%
#*  Latam Airlines Group SA Sponsored ADR                                555,276    3,059,571             0.1%
    SACI Falabella                                                       719,196    4,837,309             0.1%
    Sigdo Koppers SA                                                     302,321      363,456             0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                  132,782    2,573,315             0.1%
    Sonda SA                                                             258,507      416,605             0.0%
                                                                                 ------------             ---
TOTAL CHILE                                                                        66,291,852             1.5%
                                                                                 ------------             ---
CHINA -- (14.4%)
#   AAC Technologies Holdings, Inc.                                      634,000    4,008,480             0.1%
    Agricultural Bank of China, Ltd. Class H                          17,290,000    7,092,295             0.2%
    Air China, Ltd. Class H                                            1,452,000    1,400,455             0.0%
#*  Alibaba Health Information Technology, Ltd.                          994,000      788,694             0.0%
#*  Alibaba Pictures Group, Ltd.                                       3,540,000      942,693             0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                    111,380      894,381             0.0%
#   Angang Steel Co., Ltd. Class H                                     1,186,000      492,826             0.0%
    Anhui Conch Cement Co., Ltd. Class H                                 906,000    2,764,477             0.1%
    Anta Sports Products, Ltd.                                           769,000    2,151,145             0.1%
    AviChina Industry & Technology Co., Ltd. Class H                     789,000      642,997             0.0%
    Bank of China, Ltd. Class H                                       61,469,181   28,986,487             0.7%
    Bank of Communications Co., Ltd. Class H                           6,139,515    4,520,609             0.1%
#   BBMG Corp. Class H                                                 1,016,000      713,291             0.0%
    Beijing Capital International Airport Co., Ltd. Class H            1,278,000    1,366,264             0.0%
    Beijing Enterprises Holdings, Ltd.                                   437,972    2,753,554             0.1%
#   Beijing Enterprises Water Group, Ltd.                              1,654,000    1,305,771             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    Belle International Holdings, Ltd.                                5,923,000 $ 5,749,078             0.1%
    Brilliance China Automotive Holdings, Ltd.                        1,288,000   1,779,369             0.0%
#*  Byd Co., Ltd. Class H                                               289,386   1,795,600             0.0%
*   China CITIC Bank Corp., Ltd. Class H                              5,072,928   3,287,057             0.1%
#   China Coal Energy Co., Ltd. Class H                               2,791,777   1,194,783             0.0%
    China Communications Construction Co., Ltd. Class H               2,919,000   4,028,764             0.1%
#   China Conch Venture Holdings, Ltd.                                   65,500     148,966             0.0%
    China Construction Bank Corp. Class H                            67,009,590  48,565,595             1.1%
#*  China COSCO Holdings Co., Ltd. Class H                            1,197,000     679,896             0.0%
*   China Eastern Airlines Corp., Ltd. ADR                                2,200      70,752             0.0%
*   China Eastern Airlines Corp., Ltd. Class H                        1,100,000     705,724             0.0%
    China Everbright Bank Co., Ltd. Class H                           4,087,000   1,997,625             0.1%
    China Everbright International, Ltd.                              2,019,000   3,251,341             0.1%
    China Galaxy Securities Co., Ltd. Class H                         2,966,000   2,567,231             0.1%
    China Gas Holdings, Ltd.                                          1,362,000   2,164,137             0.1%
#   China Hongqiao Group, Ltd.                                        1,792,000     930,754             0.0%
#   China Huishan Dairy Holdings Co., Ltd.                            2,347,000     891,265             0.0%
    China International Marine Containers Group Co., Ltd. Class H       360,600     638,836             0.0%
#   China Life Insurance Co., Ltd. ADR                                  859,836  15,528,638             0.4%
    China Longyuan Power Group Corp., Ltd. Class H                    3,194,000   2,915,999             0.1%
#   China Machinery Engineering Corp. Class H                           180,000     156,454             0.0%
    China Mengniu Dairy Co., Ltd.                                     1,753,000   3,395,567             0.1%
    China Merchants Bank Co., Ltd. Class H                            3,120,554   8,147,503             0.2%
    China Merchants Holdings International Co., Ltd.                    943,501   3,127,301             0.1%
    China Minsheng Banking Corp., Ltd. Class H                        4,658,500   4,693,577             0.1%
#   China Mobile, Ltd. Sponsored ADR                                    914,028  55,125,029             1.3%
#   China Molybdenum Co., Ltd. Class H                                  464,322     257,994             0.0%
    China National Building Material Co., Ltd. Class H                6,047,916   3,742,181             0.1%
#   China Oilfield Services, Ltd. Class H                             1,484,000   1,651,384             0.0%
    China Overseas Land & Investment, Ltd.                            3,944,000  12,738,593             0.3%
#*  China Overseas Property Holdings, Ltd.                            1,459,999     248,652             0.0%
    China Pacific Insurance Group Co., Ltd. Class H                   1,805,200   7,190,826             0.2%
    China Petroleum & Chemical Corp. ADR                                132,615   9,558,868             0.2%
    China Petroleum & Chemical Corp. Class H                          2,522,800   1,818,545             0.0%
    China Power International Development, Ltd.                       3,319,000   2,085,765             0.1%
    China Railway Construction Corp., Ltd. Class H                    1,096,000   1,638,284             0.0%
    China Railway Group, Ltd. Class H                                 2,246,000   2,115,695             0.1%
    China Resources Beer Holdings Company, Ltd.                         724,710   1,366,511             0.0%
    China Resources Cement Holdings, Ltd.                             2,207,335     890,746             0.0%
    China Resources Gas Group, Ltd.                                     690,000   1,892,701             0.1%
    China Resources Land, Ltd.                                        2,746,666   7,137,451             0.2%
    China Resources Power Holdings Co., Ltd.                          1,664,000   3,764,246             0.1%
    China Shenhua Energy Co., Ltd. Class H                            1,817,000   3,057,149             0.1%
#*  China Shipping Container Lines Co., Ltd. Class H                  2,324,000     952,375             0.0%
#   China Shipping Development Co., Ltd. Class H                      1,056,000     765,600             0.0%
    China Southern Airlines Co., Ltd. Class H                         1,624,000   1,378,080             0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                      14,306     602,712             0.0%
    China State Construction International Holdings, Ltd.               840,000   1,274,615             0.0%
*   China Taiping Insurance Holdings Co., Ltd.                        1,341,306   4,211,268             0.1%
#   China Telecom Corp., Ltd. ADR                                        56,720   2,966,456             0.1%
    China Telecom Corp., Ltd. Class H                                 4,088,000   2,127,150             0.1%
    China Unicom Hong Kong, Ltd.                                      7,864,000   9,563,731             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    China Unicom Hong Kong, Ltd. ADR                                    589,865 $ 7,243,542             0.2%
#   China Vanke Co., Ltd. Class H                                     1,624,300   3,798,877             0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                 3,597,000   2,240,529             0.1%
#   CITIC Securities Co., Ltd. Class H                                2,116,500   4,566,105             0.1%
    CITIC, Ltd.                                                       5,705,000  10,651,513             0.2%
    CNOOC, Ltd.                                                       5,051,000   5,692,032             0.1%
#   CNOOC, Ltd. Sponsored ADR                                           127,716  14,518,755             0.3%
    COSCO Pacific, Ltd.                                               1,779,804   2,302,544             0.1%
    Country Garden Holdings Co., Ltd.                                 8,969,686   3,406,995             0.1%
*   CRRC Corp, Ltd. Class H                                           1,471,000   1,871,843             0.1%
    CSPC Pharmaceutical Group, Ltd.                                   1,466,000   1,361,143             0.0%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd. Class H         96,000     236,087             0.0%
#   Dalian Port PDA Co., Ltd. Class H                                   504,000     181,758             0.0%
    Datang International Power Generation Co., Ltd. Class H           2,312,000     847,920             0.0%
#   Dongfang Electric Corp., Ltd. Class H                               297,600     355,813             0.0%
    Dongfeng Motor Group Co., Ltd. Class H                            2,048,000   2,939,701             0.1%
    ENN Energy Holdings, Ltd.                                           764,000   4,347,275             0.1%
#   Evergrande Real Estate Group, Ltd.                               10,542,000   7,994,186             0.2%
    Fosun International, Ltd.                                         1,333,222   2,424,357             0.1%
#*  GCL-Poly Energy Holdings, Ltd.                                    5,289,814   1,099,392             0.0%
#   Geely Automobile Holdings, Ltd.                                   3,410,000   1,809,722             0.0%
    Great Wall Motor Co., Ltd. Class H                                3,007,500   3,652,199             0.1%
    Guangdong Investment, Ltd.                                        2,834,000   3,985,624             0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                            27,717     716,207             0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                        974,259     849,380             0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H       98,000     275,789             0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                        1,787,600   1,771,816             0.0%
    Haier Electronics Group Co., Ltd.                                   866,000   1,671,449             0.0%
    Haitong Securities Co., Ltd. Class H                              2,756,400   4,795,849             0.1%
#*  Hanergy Thin Film Power Group, Ltd.                               5,416,000     733,724             0.0%
    Hengan International Group Co., Ltd.                                647,000   6,961,615             0.2%
    Huadian Power International Corp., Ltd. Class H                   1,628,000   1,196,595             0.0%
    Huaneng Power International, Inc. Class H                           988,000   1,068,380             0.0%
    Huaneng Power International, Inc. Sponsored ADR                      34,452   1,512,098             0.0%
    Huishang Bank Corp., Ltd. Class H                                 1,322,000     566,269             0.0%
    Industrial & Commercial Bank of China, Ltd. Class H              71,229,185  45,181,034             1.0%
    Jiangsu Expressway Co., Ltd. Class H                              1,202,000   1,615,943             0.0%
    Jiangxi Copper Co., Ltd. Class H                                  1,257,000   1,655,378             0.0%
    Kunlun Energy Co., Ltd.                                           6,128,000   4,994,850             0.1%
    Lenovo Group, Ltd.                                                7,261,278   6,709,445             0.2%
    Longfor Properties Co., Ltd.                                      1,973,500   2,649,267             0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H                           1,406,000     301,000             0.0%
#   Metallurgical Corp. of China, Ltd. Class H                        1,686,000     622,140             0.0%
    New China Life Insurance Co., Ltd. Class H                          439,800   1,930,951             0.1%
    New World China Land, Ltd.                                        2,452,000   1,626,659             0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H         6,417,000   3,442,505             0.1%
    PetroChina Co., Ltd. ADR                                            125,562   9,872,940             0.2%
    PetroChina Co., Ltd. Class H                                      1,724,000   1,347,499             0.0%
    PICC Property & Casualty Co., Ltd. Class H                        3,206,132   7,283,156             0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H                4,622,500  25,976,962             0.6%
#*  Semiconductor Manufacturing International Corp.                   3,654,000     338,505             0.0%
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H             988,000     679,643             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
CHINA -- (Continued)
#   Shanghai Electric Group Co., Ltd. Class H                        1,276,000 $    772,618             0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H              180,500      582,953             0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                 611,300    1,406,858             0.0%
#   Shenzhou International Group Holdings, Ltd.                        334,000    1,643,791             0.0%
    Shimao Property Holdings, Ltd.                                   2,875,371    5,013,662             0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.                       2,286,000      488,104             0.0%
    Sino Biopharmaceutical, Ltd.                                     2,392,000    2,981,740             0.1%
    Sino-Ocean Land Holdings, Ltd.                                   3,854,743    2,225,603             0.1%
    Sinopec Engineering Group Co., Ltd. Class H                         44,000       37,879             0.0%
#*  Sinopec Oilfield Service Corp. Class H                           1,818,000      573,212             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H                   889,000      369,000             0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR               7,418      310,867             0.0%
    Sinopharm Group Co., Ltd. Class H                                1,224,000    5,028,529             0.1%
#   Sun Art Retail Group, Ltd.                                       2,696,500    2,204,091             0.1%
    Tencent Holdings, Ltd.                                           4,351,400   81,797,358             1.9%
    Tingyi Cayman Islands Holding Corp.                              1,742,000    2,973,416             0.1%
    Travelsky Technology, Ltd. Class H                                 454,000      667,423             0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                 138,000      657,855             0.0%
    Uni-President China Holdings, Ltd.                                 324,000      265,364             0.0%
#   Want Want China Holdings, Ltd.                                   5,066,000    4,210,382             0.1%
#   Weichai Power Co., Ltd. Class H                                    861,400      916,716             0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H           234,000      439,445             0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                              718,000      344,747             0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                        106,215      508,770             0.0%
    Zhejiang Expressway Co., Ltd. Class H                            1,410,000    1,737,001             0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                       253,500    1,644,263             0.0%
#   Zijin Mining Group Co., Ltd. Class H                             2,555,000      683,519             0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H 1,589,400      604,383             0.0%
    ZTE Corp. Class H                                                  287,685      691,293             0.0%
                                                                               ------------            ----
TOTAL CHINA                                                                     667,014,640            15.1%
                                                                               ------------            ----
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                                  77,155      347,823             0.0%
    Banco de Bogota SA                                                  35,006      712,929             0.0%
    Bancolombia SA                                                     315,820    2,566,242             0.1%
#   Bancolombia SA Sponsored ADR                                       138,104    4,781,160             0.1%
    Cementos Argos SA                                                  427,348    1,416,134             0.1%
*   Cemex Latam Holdings SA                                            138,849      483,120             0.0%
    Corp. Financiera Colombiana SA(B000C92)                             59,569      778,078             0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                                553        7,220             0.0%
    Ecopetrol SA                                                     2,771,514    1,291,524             0.0%
    Ecopetrol SA Sponsored ADR                                         220,479    2,054,864             0.1%
    Empresa de Energia de Bogota SA ESP                              1,457,465      940,787             0.0%
    Grupo Argos SA                                                      25,995      159,721             0.0%
    Grupo Aval Acciones y Valores SA ADR                                94,392      756,080             0.0%
    Grupo de Inversiones Suramericana SA                               203,043    2,577,812             0.1%
    Grupo Nutresa SA                                                   184,107    1,386,681             0.0%
    Interconexion Electrica SA ESP                                     552,280    1,323,032             0.0%
    Isagen SA ESP                                                    1,273,178    1,349,208             0.0%
                                                                               ------------            ----
TOTAL COLOMBIA                                                                   22,932,415             0.5%
                                                                               ------------            ----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                           256,338 $ 5,121,769             0.1%
    Komercni banka as                                                   11,112   2,302,824             0.1%
    Pegas Nonwovens SA                                                   1,067      33,337             0.0%
    Philip Morris CR A.S.                                                  689     328,529             0.0%
*   Unipetrol A.S.                                                      45,807     275,464             0.0%
                                                                               -----------             ---
TOTAL CZECH REPUBLIC                                                             8,061,923             0.2%
                                                                               -----------             ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR                        889,254   5,188,963             0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR                        774       1,780             0.0%
*   Global Telecom Holding SAE GDR                                     640,757     745,919             0.0%
                                                                               -----------             ---
TOTAL EGYPT                                                                      5,936,662             0.1%
                                                                               -----------             ---
GREECE -- (0.3%)
    Aegean Airlines SA                                                  38,061     295,503             0.0%
*   Alpha Bank AE                                                    5,260,851     670,736             0.0%
    Athens Water Supply & Sewage Co. SA (The)                           43,827     278,229             0.0%
*   Ellaktor SA                                                          7,610      14,958             0.0%
*   Eurobank Ergasias SA                                                33,138       1,139             0.0%
    FF Group                                                            34,149     688,576             0.0%
    Hellenic Petroleum SA                                              112,224     656,988             0.0%
    Hellenic Telecommunications Organization SA                        340,319   3,185,802             0.1%
    JUMBO SA                                                           168,373   1,634,098             0.1%
    Metka SA                                                            13,411     128,837             0.0%
*   Motor Oil Hellas Corinth Refineries SA                              96,253   1,187,682             0.0%
*   Mytilineos Holdings SA                                              87,326     467,333             0.0%
*   National Bank of Greece SA                                       1,922,840   1,443,075             0.1%
    OPAP SA                                                            278,698   2,476,856             0.1%
*   Piraeus Bank SA                                                  2,067,592     213,462             0.0%
    Public Power Corp. SA                                              144,358     835,250             0.0%
    Titan Cement Co. SA                                                 61,385   1,351,324             0.0%
                                                                               -----------             ---
TOTAL GREECE                                                                    15,529,848             0.4%
                                                                               -----------             ---
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.                           773,065   1,070,908             0.0%
    MOL Hungarian Oil & Gas P.L.C.                                      86,115   3,886,146             0.1%
    OTP Bank P.L.C.                                                    218,678   4,231,798             0.1%
    Richter Gedeon Nyrt                                                213,864   3,567,461             0.1%
                                                                               -----------             ---
TOTAL HUNGARY                                                                   12,756,313             0.3%
                                                                               -----------             ---
INDIA -- (11.6%)
    ABB India, Ltd.                                                     28,392     533,611             0.0%
    ACC, Ltd.                                                           75,781   1,593,637             0.0%
    Adani Enterprises, Ltd.                                            260,707     365,974             0.0%
    Adani Ports & Special Economic Zone, Ltd.                          735,627   3,315,209             0.1%
*   Adani Power, Ltd.                                                   49,187      23,515             0.0%
*   Adani Transmissions, Ltd.                                          260,707     143,980             0.0%
    Aditya Birla Nuvo, Ltd.                                            132,730   4,173,637             0.1%
    Ajanta Pharma, Ltd.                                                 32,131     757,447             0.0%
    Alembic Pharmaceuticals, Ltd.                                       15,209     157,543             0.0%
    Alstom T&D India, Ltd.                                              17,621     140,710             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Amara Raja Batteries, Ltd.                                          63,807 $   880,738             0.0%
    Ambuja Cements, Ltd.                                             1,004,466   3,172,117             0.1%
    Apollo Hospitals Enterprise, Ltd.                                  127,328   2,553,364             0.1%
    Ashok Leyland, Ltd.                                              1,513,757   2,164,892             0.1%
    Asian Paints, Ltd.                                                 474,671   6,028,940             0.1%
    Aurobindo Pharma, Ltd.                                             625,132   7,955,279             0.2%
    Axis Bank, Ltd.                                                  1,931,821  14,003,393             0.3%
    Bajaj Auto, Ltd.                                                   153,062   5,969,907             0.1%
    Bajaj Finance, Ltd.                                                 27,477   2,183,015             0.1%
    Bajaj Finserv, Ltd.                                                 54,948   1,642,419             0.0%
    Bajaj Holdings & Investment, Ltd.                                   52,062   1,325,169             0.0%
    Bank of Baroda                                                     897,100   2,183,574             0.1%
    Berger Paints India, Ltd.                                          212,390     721,978             0.0%
    Bharat Electronics, Ltd.                                            51,903     984,725             0.0%
    Bharat Forge, Ltd.                                                 240,753   3,159,636             0.1%
    Bharat Heavy Electricals, Ltd.                                   1,315,511   3,975,776             0.1%
    Bharat Petroleum Corp., Ltd.                                       243,122   3,232,549             0.1%
    Bharti Airtel, Ltd.                                              1,282,527   6,776,603             0.2%
    Bhushan Steel, Ltd.                                                 30,884      20,774             0.0%
    Blue Dart Express, Ltd.                                              4,436     514,115             0.0%
    Bosch, Ltd.                                                         10,859   3,393,132             0.1%
    Britannia Industries, Ltd.                                          26,712   1,310,134             0.0%
    Cadila Healthcare, Ltd.                                            362,605   2,326,522             0.1%
    Cairn India, Ltd.                                                  655,103   1,531,912             0.0%
    Canara Bank                                                        238,144   1,000,782             0.0%
    Cipla, Ltd.                                                        493,571   5,195,002             0.1%
    Colgate-Palmolive India, Ltd.                                      142,544   2,078,600             0.1%
    Container Corp. Of India, Ltd.                                     104,901   2,125,745             0.1%
    CRISIL, Ltd.                                                         6,904     205,881             0.0%
    Cummins India, Ltd.                                                 94,559   1,561,439             0.0%
    Dabur India, Ltd.                                                  743,476   3,063,073             0.1%
    Divi's Laboratories, Ltd.                                          186,164   3,268,120             0.1%
    DLF, Ltd.                                                          487,675     864,038             0.0%
    Dr Reddy's Laboratories, Ltd.                                       56,262   3,662,354             0.1%
    Dr Reddy's Laboratories, Ltd. ADR                                  148,465   9,619,047             0.2%
    Eicher Motors, Ltd.                                                 20,610   5,578,847             0.1%
    Emami, Ltd.                                                         84,748   1,389,540             0.0%
*   Essar Oil, Ltd.                                                    229,832     665,534             0.0%
    Exide Industries, Ltd.                                             307,619     706,941             0.0%
    GAIL India, Ltd.                                                   538,586   2,538,332             0.1%
    GAIL India, Ltd. GDR                                                28,791     830,092             0.0%
    Gillette India, Ltd.                                                 3,226     239,648             0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           14,568   1,341,963             0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                               12,709     639,352             0.0%
    Glenmark Pharmaceuticals, Ltd.                                     194,936   2,949,237             0.1%
    Godrej Consumer Products, Ltd.                                     168,863   3,255,883             0.1%
    Godrej Industries, Ltd.                                             48,714     292,959             0.0%
    Grasim Industries, Ltd.                                              6,300     357,635             0.0%
    Havells India, Ltd.                                                355,094   1,379,252             0.0%
    HCL Technologies, Ltd.                                             786,097  10,454,449             0.2%
    HDFC Bank, Ltd.                                                  1,530,953  25,612,509             0.6%
    Hero MotoCorp, Ltd.                                                202,683   8,006,105             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Hindalco Industries, Ltd.                                        1,549,771 $ 1,964,497             0.0%
    Hindustan Petroleum Corp., Ltd.                                    149,845   1,762,703             0.0%
    Hindustan Unilever, Ltd.                                         1,148,145  14,073,935             0.3%
    ICICI Bank, Ltd.                                                 1,533,500   6,480,881             0.2%
    ICICI Bank, Ltd. Sponsored ADR                                   1,043,395   8,994,065             0.2%
    Idea Cellular, Ltd.                                              2,136,072   4,566,805             0.1%
*   IDFC Bank, Ltd.                                                    601,656     663,391             0.0%
    IDFC, Ltd.                                                         480,014     429,180             0.0%
    Indiabulls Housing Finance, Ltd.                                   374,144   4,093,619             0.1%
    Indian Oil Corp., Ltd.                                             473,052   2,886,259             0.1%
    IndusInd Bank, Ltd.                                                297,727   4,136,561             0.1%
    Infosys, Ltd.                                                    1,851,162  32,036,099             0.7%
    Infosys, Ltd. Sponsored ADR                                        847,888  15,397,646             0.4%
    ITC, Ltd.                                                        3,140,460  16,034,368             0.4%
    JSW Energy, Ltd.                                                   804,897   1,144,191             0.0%
    JSW Steel, Ltd.                                                    366,359   5,090,906             0.1%
*   KAYA, Ltd.                                                           2,327      38,102             0.0%
    Kotak Mahindra Bank, Ltd.                                          494,765   5,186,499             0.1%
    Larsen & Toubro, Ltd.                                              343,656   7,391,546             0.2%
    LIC Housing Finance, Ltd.                                          760,874   5,555,727             0.1%
    Lupin, Ltd.                                                        355,461  10,473,451             0.2%
    Mahindra & Mahindra Financial Services, Ltd.                       268,646     931,046             0.0%
    Mahindra & Mahindra, Ltd.                                          646,451  11,644,883             0.3%
    Marico, Ltd.                                                       374,442   2,208,393             0.1%
    Maruti Suzuki India, Ltd.                                           82,439   5,627,063             0.1%
    MAX India, Ltd.                                                     73,102     588,341             0.0%
    Motherson Sumi Systems, Ltd.                                       542,274   2,040,144             0.1%
    MRF, Ltd.                                                            2,935   1,782,979             0.0%
    National Aluminium Co., Ltd.                                       389,816     229,417             0.0%
    Nestle India, Ltd.                                                  37,106   3,511,151             0.1%
    NHPC, Ltd.                                                       2,132,607     593,159             0.0%
    NTPC, Ltd.                                                       1,548,464   3,140,271             0.1%
    Oil & Natural Gas Corp., Ltd.                                      989,305   3,735,334             0.1%
    Oil India, Ltd.                                                    221,777   1,371,116             0.0%
    Oracle Financial Services Software, Ltd.                            30,030   1,770,800             0.0%
    Page Industries, Ltd.                                                9,049   1,938,923             0.0%
    Petronet LNG, Ltd.                                                 234,560     696,880             0.0%
    Pidilite Industries, Ltd.                                          174,313   1,506,219             0.0%
    Piramal Enterprises, Ltd.                                           59,322     852,899             0.0%
    Power Finance Corp., Ltd.                                          713,068   2,603,411             0.1%
    Power Grid Corp. of India, Ltd.                                    896,116   1,757,918             0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                         9,889     920,093             0.0%
*   Reliance Communications, Ltd.                                    1,785,632   2,037,649             0.1%
    Reliance Industries, Ltd.                                        1,666,009  24,098,221             0.6%
*   Reliance Power, Ltd.                                               327,864     251,877             0.0%
    Rural Electrification Corp., Ltd.                                  663,671   2,537,173             0.1%
*   Shree Cement, Ltd.                                                  10,928   2,042,227             0.1%
    Shriram Transport Finance Co., Ltd.                                242,438   3,502,599             0.1%
    Siemens, Ltd.                                                      103,232   2,098,092             0.1%
    State Bank of India                                              1,762,546   6,374,946             0.1%
    Sun Pharmaceutical Industries, Ltd.                              1,065,601  14,463,279             0.3%
    Sun TV Network, Ltd.                                               120,543     729,151             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDIA -- (Continued)
    Tata Consultancy Services, Ltd.                                     716,717 $ 27,377,531             0.6%
*   Tata Motors, Ltd.                                                 1,818,079   10,732,861             0.2%
*   Tata Motors, Ltd. Sponsored ADR                                      84,855    2,509,162             0.1%
    Tata Power Co., Ltd.                                              1,964,963    2,061,520             0.1%
    Tata Steel, Ltd.                                                    683,642    2,568,255             0.1%
    Tech Mahindra, Ltd.                                               1,029,386    8,463,300             0.2%
    Titan Co., Ltd.                                                     207,778    1,110,330             0.0%
    Torrent Pharmaceuticals, Ltd.                                        74,028    1,731,770             0.0%
    Ultratech Cement, Ltd.                                               50,954    2,265,447             0.1%
    United Breweries, Ltd.                                               93,274    1,339,452             0.0%
*   United Spirits, Ltd.                                                 58,173    2,790,871             0.1%
    UPL, Ltd.                                                           737,831    5,166,467             0.1%
    Vedanta, Ltd.                                                     3,139,759    4,755,112             0.1%
    Vedanta, Ltd. ADR                                                    42,052      251,471             0.0%
    Wipro, Ltd.                                                         727,518    6,334,044             0.1%
    Wockhardt, Ltd.                                                      44,985    1,030,435             0.0%
    Yes Bank, Ltd.                                                      645,249    7,432,280             0.2%
    Zee Entertainment Enterprises, Ltd.                                 769,567    4,797,379             0.1%
                                                                                ------------            ----
TOTAL INDIA                                                                      536,802,057            12.2%
                                                                                ------------            ----
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT                                     3,225,500      157,023             0.0%
    Adaro Energy Tbk PT                                              37,523,800    1,622,088             0.0%
    AKR Corporindo Tbk PT                                             1,809,000      776,985             0.0%
    Astra Agro Lestari Tbk PT                                         1,349,900    1,955,558             0.1%
    Astra International Tbk PT                                       23,646,410   10,165,086             0.2%
    Bank Central Asia Tbk PT                                         15,447,700   14,511,990             0.3%
    Bank Danamon Indonesia Tbk PT                                     5,622,079    1,130,304             0.0%
    Bank Mandiri Persero Tbk PT                                      12,324,817    7,800,006             0.2%
    Bank Negara Indonesia Persero Tbk PT                             15,282,322    5,283,007             0.1%
*   Bank Pan Indonesia Tbk PT                                         7,275,400      492,767             0.0%
    Bank Rakyat Indonesia Persero Tbk PT                             15,742,100   12,048,306             0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT                             768,500      146,777             0.0%
*   Bayan Resources Tbk PT                                               79,500       47,745             0.0%
    Bumi Serpong Damai Tbk PT                                        15,138,700    1,781,248             0.1%
    Charoen Pokphand Indonesia Tbk PT                                10,800,200    1,963,482             0.1%
    Ciputra Development Tbk PT                                       12,070,995      952,520             0.0%
    Global Mediacom Tbk PT                                           15,803,900    1,000,935             0.0%
    Gudang Garam Tbk PT                                                 738,200    2,310,683             0.1%
    Holcim Indonesia Tbk PT                                           2,182,400      166,836             0.0%
    Indo Tambangraya Megah Tbk PT                                       110,500       68,119             0.0%
    Indocement Tunggal Prakarsa Tbk PT                                1,963,900    2,568,624             0.1%
    Indofood CBP Sukses Makmur Tbk PT                                 1,728,400    1,663,179             0.0%
    Indofood Sukses Makmur Tbk PT                                    11,271,900    4,531,409             0.1%
*   Indosat Tbk PT                                                    1,720,800      526,348             0.0%
*   Japfa Comfeed Indonesia Tbk PT                                    1,739,900       55,780             0.0%
    Jasa Marga Persero Tbk PT                                         3,626,900    1,277,184             0.0%
    Kalbe Farma Tbk PT                                               32,614,300    3,396,642             0.1%
    Lippo Karawaci Tbk PT                                            40,640,200    3,527,144             0.1%
    Matahari Putra Prima Tbk PT                                         376,800       61,662             0.0%
    Mayora Indah Tbk PT                                                 862,133    1,719,454             0.1%
    Media Nusantara Citra Tbk PT                                     12,992,900    1,685,844             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDONESIA -- (Continued)
    MNC Investama Tbk PT                                             10,619,200 $    161,893             0.0%
*   MNC Sky Vision Tbk PT                                               173,100       16,285             0.0%
    Pakuwon Jati Tbk PT                                              47,880,900    1,482,276             0.0%
*   Panasia Indo Resources Tbk PT                                        56,500        2,580             0.0%
    Pembangunan Perumahan Persero Tbk PT                              2,790,800      772,017             0.0%
    Perusahaan Gas Negara Persero Tbk PT                             13,090,800    2,859,280             0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT             1,531,100      172,633             0.0%
    Sawit Sumbermas Sarana Tbk PT                                     4,401,900      610,381             0.0%
    Semen Indonesia Persero Tbk PT                                    6,982,900    4,966,181             0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                      1,116,500      382,859             0.0%
    Sumber Alfaria Trijaya Tbk PT                                       255,200       11,343             0.0%
    Summarecon Agung Tbk PT                                          20,010,500    2,025,373             0.1%
    Surya Citra Media Tbk PT                                          8,664,500    1,842,539             0.1%
    Tambang Batubara Bukit Asam Persero Tbk PT                        1,238,500      657,914             0.0%
    Telekomunikasi Indonesia Persero Tbk PT                          39,175,700    7,685,785             0.2%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                98,384    3,911,748             0.1%
*   Tower Bersama Infrastructure Tbk PT                               2,884,000    1,502,014             0.0%
*   Trada Maritime Tbk PT                                             1,271,100        4,641             0.0%
    Unilever Indonesia Tbk PT                                         2,121,800    5,717,988             0.1%
    United Tractors Tbk PT                                            4,470,896    5,882,301             0.1%
    Vale Indonesia Tbk PT                                             5,767,700      937,924             0.0%
    Waskita Karya Persero Tbk PT                                      7,079,379      837,704             0.0%
    Wijaya Karya Persero Tbk PT                                       2,900,600      620,583             0.0%
*   XL Axiata Tbk PT                                                  7,578,200    1,715,459             0.1%
                                                                                ------------             ---
TOTAL INDONESIA                                                                  130,174,436             3.0%
                                                                                ------------             ---
MALAYSIA -- (3.9%)
#   Aeon Co. M Bhd                                                      967,000      637,442             0.0%
#   Affin Holdings Bhd                                                1,192,000      662,685             0.0%
    AirAsia BHD                                                       1,516,600      520,828             0.0%
#   Alliance Financial Group Bhd                                      2,238,000    1,862,676             0.1%
    AMMB Holdings Bhd                                                 5,459,859    6,051,927             0.1%
#   Astro Malaysia Holdings Bhd                                       2,488,700    1,654,670             0.0%
#   Axiata Group Bhd                                                  3,812,314    5,462,410             0.1%
    Batu Kawan Bhd                                                      105,400      429,252             0.0%
    Berjaya Land Bhd                                                     95,000       15,441             0.0%
    Berjaya Sports Toto Bhd                                             878,405      653,782             0.0%
#   BIMB Holdings Bhd                                                 1,103,555    1,053,399             0.0%
    Boustead Holdings Bhd                                               426,586      400,356             0.0%
#   British American Tobacco Malaysia Bhd                               206,400    2,966,306             0.1%
#*  Bumi Armada Bhd                                                   3,800,200      856,445             0.0%
#   Bursa Malaysia Bhd                                                  394,500      778,533             0.0%
#   Cahya Mata Sarawak Bhd                                              669,400      825,315             0.0%
    Carlsberg Brewery Malaysia Bhd Class B                               75,200      217,297             0.0%
#   CIMB Group Holdings Bhd                                           7,123,613    7,631,612             0.2%
#   Dialog Group Bhd                                                  4,106,118    1,525,261             0.0%
#   DiGi.Com Bhd                                                      5,805,020    7,102,241             0.2%
    DRB-Hicom Bhd                                                       855,500      266,633             0.0%
    Fraser & Neave Holdings Bhd                                          70,600      296,734             0.0%
#   Gamuda Bhd                                                        2,291,200    2,399,102             0.1%
#   Genting Bhd                                                       3,690,300    6,361,259             0.2%
#   Genting Malaysia Bhd                                              4,591,200    4,591,366             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   Genting Plantations Bhd                                             325,000 $    809,695             0.0%
    Guinness Anchor Bhd                                                 174,100      578,932             0.0%
#   HAP Seng Consolidated Bhd                                         1,066,700    1,500,619             0.0%
#   Hartalega Holdings Bhd                                              998,400    1,210,695             0.0%
#   Hong Leong Bank Bhd                                               1,055,660    3,427,589             0.1%
#   Hong Leong Financial Group Bhd                                      632,829    2,080,144             0.1%
#   IHH Healthcare Bhd                                                2,419,700    3,555,664             0.1%
#   IJM Corp. Bhd                                                     7,006,462    5,410,404             0.1%
#   IOI Corp. Bhd                                                     4,711,405    4,664,658             0.1%
    IOI Properties Group Bhd                                          2,271,643    1,065,735             0.0%
    KPJ Healthcare Bhd                                                    9,850        9,788             0.0%
#   Kuala Lumpur Kepong Bhd                                             504,800    2,674,387             0.1%
#   Kulim Malaysia BHD                                                  548,200      424,250             0.0%
#   Lafarge Malaysia Bhd                                                635,180    1,345,315             0.0%
    LPI Capital Bhd                                                      25,950       90,028             0.0%
    Magnum Bhd                                                          486,300      304,261             0.0%
#   Malayan Banking Bhd                                               5,641,813   10,815,781             0.3%
#   Malaysia Airports Holdings Bhd                                    1,320,641    1,625,742             0.0%
#   Maxis Bhd                                                         2,881,400    4,414,137             0.1%
#   MISC Bhd                                                          2,038,198    4,276,579             0.1%
#   MMC Corp. Bhd                                                     1,934,000    1,004,071             0.0%
    Nestle Malaysia Bhd                                                 122,100    2,054,691             0.1%
    Oriental Holdings Bhd                                                39,700       64,805             0.0%
    Petronas Chemicals Group Bhd                                      3,523,200    5,194,612             0.1%
#   Petronas Dagangan Bhd                                               367,500    1,925,458             0.1%
#   Petronas Gas Bhd                                                    890,500    4,758,475             0.1%
#   PPB Group Bhd                                                       865,800    3,108,467             0.1%
#   Public Bank Bhd                                                   3,537,614   14,872,843             0.3%
#   QL Resources Bhd                                                    630,900      592,160             0.0%
#   RHB Capital Bhd                                                   1,409,179    1,998,388             0.1%
#   Sapurakencana Petroleum Bhd                                      10,002,100    4,902,687             0.1%
*   Shell Refining Co. Federation of Malaya Bhd                          28,900       38,163             0.0%
#   Sime Darby Bhd                                                    3,436,329    6,673,301             0.2%
    SP Setia Bhd Group                                                  988,680      759,052             0.0%
#   Sunway Bhd                                                        1,710,000    1,232,456             0.0%
*   Sunway Construction Group Bhd                                       182,400       55,176             0.0%
#   Telekom Malaysia Bhd                                              1,435,664    2,227,062             0.1%
    Tenaga Nasional Bhd                                               4,375,250   12,860,097             0.3%
    UEM Sunrise Bhd                                                   2,331,937      677,510             0.0%
#   UMW Holdings Bhd                                                  1,571,566    2,996,799             0.1%
#   UMW Oil & Gas Corp. Bhd                                              30,400        8,550             0.0%
    United Plantations Bhd                                               61,000      375,906             0.0%
#   Westports Holdings Bhd                                            1,454,000    1,452,334             0.0%
#   YTL Corp. Bhd                                                    16,022,786    5,626,810             0.1%
#   YTL Power International Bhd                                       3,177,547    1,115,927             0.0%
                                                                                ------------             ---
TOTAL MALAYSIA                                                                   182,083,175             4.1%
                                                                                ------------             ---
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A                                       7,756,508   16,078,584             0.4%
    America Movil S.A.B. de C.V. Series L                            46,329,297   41,230,713             0.9%
    America Movil S.A.B. de C.V. Series L ADR                            22,528      401,224             0.0%
    Arca Continental S.A.B. de C.V.                                     677,401    4,327,004             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
MEXICO -- (Continued)
*   Cemex S.A.B. de C.V.                                             10,342,714 $  6,549,588             0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                                1,626,890   10,265,674             0.2%
    Coca-Cola Femsa S.A.B. de C.V. Series L                             501,202    3,845,083             0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                         35,116    2,692,695             0.1%
    Controladora Comercial Mexicana S.A.B. de C.V.                      758,975    2,220,252             0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B        8,726        6,540             0.0%
    El Puerto de Liverpool S.A.B. de C.V.                               185,660    2,586,548             0.1%
    Fomento Economico Mexicano S.A.B. de C.V.                         1,793,669   17,701,267             0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR              38,856    3,850,241             0.1%
#   Gruma S.A.B. de C.V. Class B                                        390,881    5,998,882             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  13,041    1,187,644             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B             366,328    3,304,044             0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                   32,268    4,993,150             0.1%
*   Grupo Bimbo S.A.B. de C.V. Series A                               2,061,475    5,829,559             0.1%
    Grupo Carso S.A.B. de C.V. Series A1                                859,766    3,847,601             0.1%
    Grupo Elektra S.A.B. de C.V.                                         47,183      939,787             0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                           5,018,245   26,865,769             0.6%
    Grupo Financiero Inbursa S.A.B. de C.V.                           3,225,708    6,463,992             0.2%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B          3,265,943    6,000,882             0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR         84,444      772,663             0.0%
    Grupo Mexico S.A.B. de C.V. Series B                              6,016,393   14,664,179             0.3%
*   Grupo Qumma SA de C.V. Series B                                       1,591           --             0.0%
    Grupo Sanborns S.A.B. de C.V.                                        28,885       50,713             0.0%
    Grupo Televisa S.A.B. Series CPO                                  3,235,650   18,832,737             0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                 132,800    3,869,792             0.1%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B.
      de C.V.                                                         2,362,916    4,327,344             0.1%
    Industrias Penoles S.A.B. de C.V.                                   213,972    2,834,470             0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                      401,597    1,930,208             0.1%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                   2,348,560    5,620,517             0.1%
    Megacable Holdings S.A.B. de C.V.                                    89,863      342,471             0.0%
    Mexichem S.A.B. de C.V.                                           2,263,855    5,889,274             0.1%
#*  Minera Frisco S.A.B. de C.V.                                        451,071      238,947             0.0%
*   OHL Mexico S.A.B. de C.V.                                           697,210      921,436             0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                       1,102,476    2,648,431             0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.             315,937    3,972,117             0.1%
*   Savia SA Class A                                                    120,000           --             0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                 7,054,235   18,684,255             0.4%
                                                                                ------------             ---
TOTAL MEXICO                                                                     262,786,277             6.0%
                                                                                ------------             ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                            6,659       43,417             0.0%
    Cia de Minas Buenaventura SAA ADR                                   139,674      895,310             0.0%
    Credicorp, Ltd.                                                      75,529    8,548,372             0.2%
    Grana y Montero SAA Sponsored ADR                                    62,484      256,809             0.0%
                                                                                ------------             ---
TOTAL PERU                                                                         9,743,908             0.2%
                                                                                ------------             ---
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc.                                     2,371,880    2,831,130             0.1%
    Aboitiz Power Corp.                                               2,462,500    2,207,918             0.0%
    Alliance Global Group, Inc.                                       7,646,700    2,967,960             0.1%
    Ayala Corp.                                                         284,537    4,733,906             0.1%
    Ayala Land, Inc.                                                  8,932,718    6,821,923             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Bank of the Philippine Islands                                    1,601,353 $ 2,888,876             0.1%
    BDO Unibank, Inc.                                                 2,836,401   6,148,307             0.1%
    DMCI Holdings, Inc.                                               9,941,400   2,634,156             0.1%
    Emperador, Inc.                                                   1,655,600     293,077             0.0%
    Energy Development Corp.                                         26,284,600   3,714,382             0.1%
    First Gen Corp.                                                      85,800      46,291             0.0%
*   Fwbc Holdings, Inc.                                               2,006,957          --             0.0%
    Globe Telecom, Inc.                                                  52,815   2,564,756             0.1%
    GT Capital Holdings, Inc.                                           139,050   3,898,151             0.1%
    International Container Terminal Services, Inc.                   1,217,060   2,143,603             0.0%
    JG Summit Holdings, Inc.                                          1,294,320   1,968,130             0.0%
    Jollibee Foods Corp.                                                600,740   2,637,664             0.1%
    LT Group, Inc.                                                    3,607,700     961,772             0.0%
    Manila Electric Co.                                                 317,750   2,203,482             0.0%
    Megaworld Corp.                                                  27,294,800   2,728,896             0.1%
    Metro Pacific Investments Corp.                                  24,178,700   2,687,362             0.1%
    Metropolitan Bank & Trust Co.                                       787,095   1,427,748             0.0%
    Philippine Long Distance Telephone Co.                               90,610   4,247,773             0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR                 50,043   2,373,039             0.1%
*   Philippine National Bank                                            435,098     491,954             0.0%
    Puregold Price Club, Inc.                                         1,348,200   1,036,684             0.0%
    Robinsons Land Corp.                                              3,790,900   2,475,634             0.1%
    Robinsons Retail Holdings, Inc.                                     360,960     592,053             0.0%
    San Miguel Corp.                                                  1,065,000   1,090,869             0.0%
    Security Bank Corp.                                                  18,140      54,915             0.0%
    Semirara Mining and Power Corp.                                     503,180   1,438,423             0.0%
    SM Investments Corp.                                                195,392   3,644,134             0.1%
    SM Prime Holdings, Inc.                                           8,955,410   4,119,387             0.1%
*   Top Frontier Investment Holdings, Inc.                               42,789      96,314             0.0%
    Universal Robina Corp.                                            1,282,840   5,491,384             0.1%
                                                                                -----------             ---
TOTAL PHILIPPINES                                                                85,662,053             1.9%
                                                                                -----------             ---
POLAND -- (1.7%)
*   Alior Bank SA                                                        68,031   1,429,512             0.0%
    Bank Handlowy w Warszawie SA                                         46,164     938,636             0.0%
#*  Bank Millennium SA                                                  798,457   1,264,465             0.0%
    Bank Pekao SA                                                       118,290   4,600,012             0.1%
#*  Bank Zachodni WBK SA                                                 55,352   4,461,667             0.1%
    CCC SA                                                               25,137   1,097,473             0.0%
*   Cyfrowy Polsat SA                                                   393,451   2,535,024             0.1%
    Enea SA                                                             310,769   1,030,635             0.0%
    Energa SA                                                           214,565     916,058             0.0%
    Eurocash SA                                                         112,176   1,513,818             0.0%
*   Getin Noble Bank SA                                                 416,666      86,223             0.0%
*   Grupa Azoty SA                                                       78,276   1,862,011             0.1%
*   Grupa Lotos SA                                                      137,497   1,012,692             0.0%
    ING Bank Slaski SA                                                   38,312   1,199,975             0.0%
    KGHM Polska Miedz SA                                                408,675   9,487,841             0.2%
#   LPP SA                                                                1,443   2,721,131             0.1%
#*  mBank SA                                                             22,385   2,100,624             0.1%
    Orange Polska SA                                                  1,007,050   1,850,215             0.1%
    PGE Polska Grupa Energetyczna SA                                  2,185,675   8,135,593             0.2%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
POLAND -- (Continued)
#   Polski Koncern Naftowy Orlen SA                                    649,675 $10,539,973             0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA                       1,984,936   3,516,740             0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                        964,323   7,141,820             0.2%
    Powszechny Zaklad Ubezpieczen SA                                    75,663   7,346,805             0.2%
    Synthos SA                                                         712,436     679,580             0.0%
    Tauron Polska Energia SA                                         2,120,002   1,662,137             0.0%
                                                                               -----------             ---
TOTAL POLAND                                                                    79,130,660             1.8%
                                                                               -----------             ---
RUSSIA -- (1.7%)
    Eurasia Drilling Co., Ltd. GDR                                     115,795   1,317,104             0.0%
    Gazprom PAO Sponsored ADR                                        5,214,789  21,976,852             0.5%
*   LUKOIL PJSC                                                        283,205  10,287,599             0.2%
    Magnitogorsk Iron & Steel Works OJSC GDR                           165,641     815,219             0.0%
*   Mail.ru Group, Ltd. GDR                                             38,801     754,267             0.0%
    MegaFon PJSC GDR                                                    37,984     489,225             0.0%
    MMC Norilsk Nickel PJSC ADR                                        374,851   5,551,413             0.1%
    Novolipetsk Steel OJSC GDR                                          92,776   1,137,684             0.0%
    O'Key Group SA GDR                                                  21,618      45,217             0.0%
    Phosagro OAO GDR                                                    51,527     694,753             0.0%
    Rosneft OAO GDR                                                    833,683   3,323,891             0.1%
    Rostelecom PJSC Sponsored ADR                                       68,943     604,427             0.0%
    RusHydro PJSC ADR                                                1,394,873   1,350,155             0.0%
    Sberbank PAO Sponsored ADR                                       2,260,932  13,807,279             0.3%
    Severstal PAO GDR                                                  216,701   2,542,540             0.1%
    Tatneft PAO Sponsored ADR                                          266,980   8,233,267             0.2%
    TMK PAO GDR                                                         29,680     110,824             0.0%
    VimpelCom, Ltd. Sponsored ADR                                      572,543   2,164,213             0.1%
    VTB Bank PJSC GDR                                                1,603,697   3,511,327             0.1%
*   X5 Retail Group NV GDR                                              81,719   1,688,961             0.1%
                                                                               -----------             ---
TOTAL RUSSIA                                                                    80,406,217             1.8%
                                                                               -----------             ---
SOUTH AFRICA -- (7.9%)
#*  African Bank Investments, Ltd.                                     709,671       2,979             0.0%
*   Anglo American Platinum, Ltd.                                      128,669   2,250,506             0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR                            1,494,988  12,617,699             0.3%
    Aspen Pharmacare Holdings, Ltd.                                    471,388  10,567,134             0.2%
    AVI, Ltd.                                                          280,677   1,785,569             0.0%
    Barclays Africa Group, Ltd.                                        740,277   9,487,274             0.2%
    Bidvest Group, Ltd. (The)                                          648,157  16,556,883             0.4%
*   Brait SE                                                            13,717     157,065             0.0%
    Capitec Bank Holdings, Ltd.                                         74,284   3,208,949             0.1%
    Coronation Fund Managers, Ltd.                                     291,608   1,536,828             0.0%
    Discovery, Ltd.                                                    601,454   6,422,113             0.2%
    Distell Group, Ltd.                                                 55,989     719,782             0.0%
#   Exxaro Resources, Ltd.                                             188,461     779,983             0.0%
#   FirstRand, Ltd.                                                  4,702,056  17,229,920             0.4%
    Foschini Group, Ltd. (The)                                         501,975   5,121,212             0.1%
    Gold Fields, Ltd. Sponsored ADR                                  2,067,140   5,229,864             0.1%
*   Impala Platinum Holdings, Ltd.                                     729,925   1,990,625             0.1%
    Imperial Holdings, Ltd.                                            618,348   8,048,836             0.2%
    Investec, Ltd.                                                     593,918   4,913,532             0.1%
#   Kumba Iron Ore, Ltd.                                               105,932     457,304             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.                                             433,968 $  4,243,262             0.1%
    Life Healthcare Group Holdings, Ltd.                             2,101,270    5,856,852             0.1%
    Massmart Holdings, Ltd.                                            160,469    1,329,288             0.0%
    Mediclinic International, Ltd.                                     812,963    7,135,710             0.2%
    MMI Holdings, Ltd.                                               2,613,393    4,742,381             0.1%
    Mondi, Ltd.                                                        243,323    5,653,700             0.1%
*   Mr. Price Group, Ltd.                                              356,728    5,477,614             0.1%
#   MTN Group, Ltd.                                                  2,516,919   28,654,142             0.7%
    Naspers, Ltd. Class N                                              355,437   51,891,806             1.2%
    Nedbank Group, Ltd.                                                468,779    7,792,518             0.2%
    Netcare, Ltd.                                                    2,226,268    6,330,831             0.2%
    Pick n Pay Stores, Ltd.                                            389,854    1,884,995             0.0%
    Pioneer Foods Group, Ltd.                                          173,026    2,478,896             0.1%
    PSG Group, Ltd.                                                    111,066    2,141,656             0.1%
    Sanlam, Ltd.                                                     2,900,955   13,105,720             0.3%
    Santam, Ltd.                                                        27,273      439,300             0.0%
*   Sappi, Ltd.                                                         30,064      118,630             0.0%
    Sasol, Ltd.                                                        130,693    4,187,622             0.1%
    Sasol, Ltd. Sponsored ADR                                          736,675   23,691,468             0.5%
    Shoprite Holdings, Ltd.                                            877,018    9,113,665             0.2%
    Spar Group, Ltd. (The)                                             185,492    2,662,623             0.1%
    Standard Bank Group, Ltd.                                        1,835,594   19,072,052             0.4%
#   Steinhoff International Holdings, Ltd.                           3,065,957   18,743,536             0.4%
#   Telkom SA SOC, Ltd.                                                673,395    3,536,125             0.1%
    Tiger Brands, Ltd.                                                 227,557    5,202,832             0.1%
#   Truworths International, Ltd.                                      911,524    6,167,212             0.1%
    Tsogo Sun Holdings, Ltd.                                           311,671      557,888             0.0%
    Vodacom Group, Ltd.                                                520,334    5,620,193             0.1%
    Woolworths Holdings, Ltd.                                        1,348,819    9,979,368             0.2%
                                                                               ------------             ---
TOTAL SOUTH AFRICA                                                              366,895,942             8.3%
                                                                               ------------             ---
SOUTH KOREA -- (15.2%)
#   Amorepacific Corp.                                                  38,725   12,782,905             0.3%
    AMOREPACIFIC Group                                                  35,323    4,968,232             0.1%
    BNK Financial Group, Inc.                                          474,547    5,810,257             0.1%
#*  Celltrion, Inc.                                                     63,129    4,244,926             0.1%
#*  Cheil Worldwide, Inc.                                               73,456    1,283,663             0.0%
#   CJ CGV Co., Ltd.                                                    16,235    1,474,928             0.0%
    CJ CheilJedang Corp.                                                16,081    4,924,906             0.1%
#   CJ Corp.                                                            27,709    5,817,882             0.1%
*   CJ E&M Corp.                                                        19,443    1,420,918             0.0%
*   CJ Korea Express Co., Ltd.                                           6,080    1,037,796             0.0%
#*  Com2uSCorp                                                           8,809      885,979             0.0%
#   Cosmax, Inc.                                                         8,483    1,424,630             0.0%
    Coway Co., Ltd.                                                     70,382    5,243,692             0.1%
    Daelim Industrial Co., Ltd.                                         51,830    3,383,763             0.1%
#*  Daewoo Engineering & Construction Co., Ltd.                        133,508      758,630             0.0%
#   Daewoo International Corp.                                          68,720    1,196,694             0.0%
    Daewoo Securities Co., Ltd.                                        229,568    2,215,037             0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                 165,407      999,807             0.0%
    DGB Financial Group, Inc.                                          246,269    2,284,372             0.1%
#   Dongbu Insurance Co., Ltd.                                         103,732    6,220,685             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Dongsuh Cos Inc.                                                  21,475 $   635,021             0.0%
#   Dongwon F&B Co., Ltd.                                                706     232,765             0.0%
    Dongwon Systems Corp.                                              2,204     152,990             0.0%
#   Doosan Corp.                                                      23,998   2,320,156             0.1%
#   Doosan Heavy Industries & Construction Co., Ltd.                 115,996   2,087,546             0.1%
#*  Doosan Infracore Co., Ltd.                                       266,467   1,455,978             0.0%
    E-MART, Inc.                                                      24,680   4,591,136             0.1%
#   Grand Korea Leisure Co., Ltd.                                     38,572   1,072,248             0.0%
    Green Cross Corp.                                                  3,906     619,120             0.0%
#   Green Cross Holdings Corp.                                        18,294     655,990             0.0%
#*  GS Engineering & Construction Corp.                               78,050   1,586,507             0.0%
    GS Holdings Corp.                                                 87,075   3,824,767             0.1%
    GS retail Co., Ltd.                                               21,329   1,075,048             0.0%
    Hana Financial Group, Inc.                                       502,186  12,212,653             0.3%
#   Hana Tour Service, Inc.                                            9,469   1,043,218             0.0%
#   Hanjin Kal Corp.                                                  14,767     280,999             0.0%
#*  Hanjin Shipping Co., Ltd.                                         41,739     183,288             0.0%
    Hankook Tire Co., Ltd.                                           183,771   7,025,359             0.2%
#*  Hanmi Pharm Co., Ltd.                                              2,628   1,185,240             0.0%
#*  Hanmi Science Co., Ltd.                                            7,251     829,778             0.0%
    Hanon Systems                                                     37,825   1,487,406             0.0%
#   Hansae Co., Ltd.                                                  20,705   1,017,425             0.0%
#   Hanssem Co., Ltd.                                                 12,225   2,498,237             0.1%
    Hanwha Chemical Corp.                                            139,736   2,707,529             0.1%
    Hanwha Corp.                                                      91,320   2,994,511             0.1%
    Hanwha Life Insurance Co., Ltd.                                  405,343   3,015,090             0.1%
#*  Hanwha Techwin Co., Ltd.                                          38,062   1,238,224             0.0%
#   Hite Jinro Co., Ltd.                                              33,704     675,845             0.0%
#   Hotel Shilla Co., Ltd.                                            38,111   3,663,504             0.1%
    Hyosung Corp.                                                     58,732   5,996,928             0.1%
    Hyundai Department Store Co., Ltd.                                23,924   2,626,162             0.1%
#   Hyundai Development Co-Engineering & Construction                 52,307   2,100,733             0.1%
#*  Hyundai Elevator Co., Ltd.                                        10,664     489,232             0.0%
    Hyundai Engineering & Construction Co., Ltd.                     140,523   4,237,067             0.1%
#   Hyundai Glovis Co., Ltd.                                          23,344   4,011,976             0.1%
#   Hyundai Greenfood Co., Ltd.                                       44,457     929,177             0.0%
#*  Hyundai Heavy Industries Co., Ltd.                                68,236   5,667,228             0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.                        158,591   4,722,456             0.1%
    Hyundai Mobis Co., Ltd.                                           57,294  12,044,926             0.3%
    Hyundai Motor Co.                                                175,874  24,023,437             0.6%
#*  Hyundai Rotem Co., Ltd.                                           26,341     374,824             0.0%
#   Hyundai Securities Co., Ltd.                                     239,516   1,444,491             0.0%
    Hyundai Steel Co.                                                164,371   7,483,793             0.2%
#   Hyundai Wia Corp.                                                 26,227   3,062,368             0.1%
    Industrial Bank of Korea                                         518,970   6,352,604             0.2%
    IS Dongseo Co., Ltd.                                              12,461     465,826             0.0%
    Kakao Corp.                                                       13,040   1,296,265             0.0%
    Kangwon Land, Inc.                                                95,731   3,548,608             0.1%
    KB Financial Group, Inc.                                         347,154  10,998,310             0.3%
    KB Financial Group, Inc. ADR                                     103,883   3,275,431             0.1%
#   KB Insurance Co., Ltd.                                            65,189   1,515,042             0.0%
#   KCC Corp.                                                          7,792   2,779,983             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                     ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    KEPCO Plant Service & Engineering Co., Ltd.                       27,560 $ 2,510,128             0.1%
    Kia Motors Corp.                                                 293,465  14,324,640             0.3%
#   Kolon Industries, Inc.                                            11,973     650,475             0.0%
    Korea Aerospace Industries, Ltd.                                  38,065   2,993,743             0.1%
    Korea Electric Power Corp.                                       220,479   9,926,970             0.2%
    Korea Electric Power Corp. Sponsored ADR                          79,658   1,784,339             0.0%
    Korea Gas Corp.                                                   40,921   1,523,652             0.0%
    Korea Investment Holdings Co., Ltd.                               55,573   2,958,800             0.1%
#   Korea Kolmar Co., Ltd.                                            17,594   1,379,843             0.0%
    Korea Zinc Co., Ltd.                                               7,147   2,970,073             0.1%
*   Korean Air Lines Co., Ltd.                                        93,709   2,531,457             0.1%
    Korean Reinsurance Co.                                             9,477     112,986             0.0%
*   KT Corp.                                                          68,477   1,773,942             0.0%
#*  KT Corp. Sponsored ADR                                           118,089   1,549,328             0.0%
    KT&G Corp.                                                       132,438  13,232,797             0.3%
#   Kumho Petrochemical Co., Ltd.                                     20,929   1,061,258             0.0%
*   Kwangju Bank                                                      26,713     190,414             0.0%
    LG Chem, Ltd.                                                     42,069  11,183,670             0.3%
    LG Corp.                                                         126,493   7,319,113             0.2%
#   LG Display Co., Ltd.                                             363,272   6,901,117             0.2%
    LG Display Co., Ltd. ADR                                         808,137   7,677,302             0.2%
#   LG Electronics, Inc.                                             319,599  13,721,044             0.3%
#   LG Household & Health Care, Ltd.                                  11,853   9,808,038             0.2%
#   LG Innotek Co., Ltd.                                              35,915   2,904,033             0.1%
    LG Uplus Corp.                                                   539,707   5,172,666             0.1%
#   Loen Entertainment, Inc.                                           7,273     497,913             0.0%
    Lotte Chemical Corp.                                              15,734   3,303,331             0.1%
    Lotte Chilsung Beverage Co., Ltd.                                    684   1,339,441             0.0%
    Lotte Confectionery Co., Ltd.                                        362     631,493             0.0%
    LOTTE Himart Co., Ltd.                                             2,799     142,758             0.0%
    Lotte Shopping Co., Ltd.                                          17,857   3,617,831             0.1%
#   LS Corp.                                                          21,498     726,006             0.0%
    LS Industrial Systems Co., Ltd.                                    6,817     296,337             0.0%
    Macquarie Korea Infrastructure Fund                              447,213   3,137,603             0.1%
    Mando Corp.                                                        9,354   1,216,890             0.0%
#   Medy-Tox, Inc.                                                     5,027   2,134,840             0.1%
    Meritz Finance Group, Inc.                                        34,705     445,648             0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                          54,827     773,882             0.0%
#   Meritz Securities Co., Ltd.                                      206,737     919,569             0.0%
#   Mirae Asset Securities Co., Ltd.                                  36,966     824,730             0.0%
#*  Muhak Co., Ltd.                                                    9,957     419,077             0.0%
#   NAVER Corp.                                                       33,801  17,748,056             0.4%
    NCSoft Corp.                                                      12,200   2,023,035             0.1%
#   NH Investment & Securities Co., Ltd.                             176,033   1,546,662             0.0%
#   NongShim Co., Ltd.                                                 3,742   1,209,291             0.0%
#   OCI Co., Ltd.                                                     33,427   2,397,041             0.1%
    Orion Corp.                                                        4,535   3,812,792             0.1%
#   Ottogi Corp.                                                         973     893,776             0.0%
#*  Paradise Co., Ltd.                                                26,633     502,279             0.0%
#   POSCO                                                             49,750   8,000,340             0.2%
    POSCO ADR                                                         87,705   3,510,831             0.1%
    S-1 Corp.                                                         14,503   1,259,223             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   S-Oil Corp.                                                          52,028 $  3,111,637             0.1%
#   Samlip General Foods Co., Ltd.                                        2,676      659,694             0.0%
*   Samsung C&T Corp.                                                    43,806    5,911,912             0.1%
    Samsung Card Co., Ltd.                                               41,989    1,418,881             0.0%
#   Samsung Electro-Mechanics Co., Ltd.                                  94,120    5,356,553             0.1%
    Samsung Electronics Co., Ltd.                                        97,289  116,690,919             2.7%
    Samsung Electronics Co., Ltd. GDR                                    52,509   31,372,488             0.7%
*   Samsung Engineering Co., Ltd.                                        20,417      324,018             0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                            48,145   13,502,420             0.3%
#   Samsung Heavy Industries Co., Ltd.                                  296,549    3,440,521             0.1%
    Samsung Life Insurance Co., Ltd.                                     68,654    6,554,959             0.2%
#   Samsung SDI Co., Ltd.                                                72,952    6,790,590             0.2%
#   Samsung Securities Co., Ltd.                                         55,168    2,320,798             0.1%
    Samyang Holdings Corp.                                                3,274      458,439             0.0%
#*  Sansung Life & Science Co., Ltd.                                     13,680      450,332             0.0%
#   Shinhan Financial Group Co., Ltd.                                   347,482   13,261,734             0.3%
    Shinhan Financial Group Co., Ltd. ADR                                86,082    3,301,245             0.1%
    Shinsegae Co., Ltd.                                                   8,850    1,800,740             0.0%
#   SK Chemicals Co., Ltd.                                                9,179      542,097             0.0%
    SK Holdings Co., Ltd.                                                64,669   15,116,455             0.4%
    SK Hynix, Inc.                                                      705,494   18,880,589             0.4%
*   SK Innovation Co., Ltd.                                             105,755   10,965,573             0.3%
#   SK Networks Co., Ltd.                                               173,269    1,074,811             0.0%
    SK Telecom Co., Ltd.                                                  9,917    2,100,046             0.1%
    Woori Bank                                                          572,094    4,962,661             0.1%
    Woori Bank Sponsored ADR                                              1,026       26,614             0.0%
#   Young Poong Corp.                                                       416      456,792             0.0%
#   Youngone Corp.                                                       20,576      862,418             0.0%
    Yuhan Corp.                                                           4,547    1,126,183             0.0%
                                                                                ------------            ----
TOTAL SOUTH KOREA                                                                702,528,769            16.0%
                                                                                ------------            ----
TAIWAN -- (14.3%)
#*  Acer, Inc.                                                        5,322,811    2,256,781             0.1%
#   Advanced Semiconductor Engineering, Inc.                         13,107,929   15,132,511             0.4%
    Advantech Co., Ltd.                                                 400,254    2,866,493             0.1%
#   Airtac International Group                                          122,850      637,081             0.0%
#   Asia Cement Corp.                                                 4,199,758    4,361,929             0.1%
#   Asustek Computer, Inc.                                            1,168,180   10,454,500             0.2%
#   AU Optronics Corp.                                               24,425,873    7,185,027             0.2%
    AU Optronics Corp. Sponsored ADR                                    326,626      943,949             0.0%
#   Casetek Holdings, Ltd.                                              313,000    1,370,137             0.0%
#   Catcher Technology Co., Ltd.                                        996,429    9,778,974             0.2%
    Cathay Financial Holding Co., Ltd.                                7,638,450   10,880,170             0.3%
    Cathay Real Estate Development Co., Ltd.                            797,000      344,003             0.0%
    Chailease Holding Co., Ltd.                                       1,480,840    2,827,042             0.1%
#   Chang Hwa Commercial Bank, Ltd.                                   8,362,160    4,340,435             0.1%
#   Cheng Shin Rubber Industry Co., Ltd.                              2,462,965    4,459,454             0.1%
    Cheng Uei Precision Industry Co., Ltd.                              384,109      561,141             0.0%
    Chicony Electronics Co., Ltd.                                       996,570    2,371,915             0.1%
*   China Airlines, Ltd.                                              8,589,536    3,074,915             0.1%
    China Development Financial Holding Corp.                        24,213,121    6,505,741             0.2%
    China Life Insurance Co., Ltd.                                    5,476,293    4,518,578             0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
TAIWAN -- (Continued)
#   China Motor Corp.                                                   649,000 $   458,765             0.0%
*   China Petrochemical Development Corp.                               145,613      37,046             0.0%
#   China Steel Chemical Corp.                                          135,000     510,833             0.0%
#   China Steel Corp.                                                13,862,932   8,379,435             0.2%
    Chinatrust Financial Holding Co., Ltd.                           17,409,977   9,538,164             0.2%
#   Chipbond Technology Corp.                                         1,370,000   1,949,718             0.1%
    ChipMOS TECHNOLOGIES, Inc.                                           21,000      20,912             0.0%
    Chroma ATE, Inc.                                                     43,000      76,645             0.0%
    Chunghwa Telecom Co., Ltd.                                        1,559,000   4,776,557             0.1%
#   Chunghwa Telecom Co., Ltd. ADR                                      246,757   7,560,634             0.2%
    Clevo Co.                                                           560,075     603,603             0.0%
    Compal Electronics, Inc.                                          9,554,541   5,942,258             0.1%
    CTCI Corp.                                                          829,000   1,079,223             0.0%
    Cub Elecparts, Inc.                                                   4,000      50,149             0.0%
#   Delta Electronics, Inc.                                           2,230,366  11,340,486             0.3%
    E.Sun Financial Holding Co., Ltd.                                12,293,637   7,388,840             0.2%
    Eclat Textile Co., Ltd.                                             228,644   3,362,881             0.1%
#   Epistar Corp.                                                     1,764,000   1,588,725             0.0%
#   Eternal Materials Co., Ltd.                                         618,510     585,591             0.0%
*   Eva Airways Corp.                                                 5,267,324   3,091,432             0.1%
    Evergreen Marine Corp. Taiwan, Ltd.                               3,775,261   1,680,506             0.0%
#   Far Eastern Department Stores, Ltd.                               1,812,592   1,096,715             0.0%
    Far Eastern International Bank                                      707,000     219,649             0.0%
    Far Eastern New Century Corp.                                     5,821,085   5,290,636             0.1%
    Far EasTone Telecommunications Co., Ltd.                          2,559,000   5,552,178             0.1%
    Farglory Land Development Co., Ltd.                                 644,393     741,728             0.0%
#   Feng TAY Enterprise Co., Ltd.                                       411,093   2,355,650             0.1%
#   First Financial Holding Co., Ltd.                                17,902,129   8,670,046             0.2%
    Formosa Chemicals & Fibre Corp.                                   3,374,518   7,714,649             0.2%
#   Formosa International Hotels Corp.                                   56,808     392,009             0.0%
    Formosa Petrochemical Corp.                                       1,003,000   2,437,702             0.1%
    Formosa Plastics Corp.                                            3,938,153   9,139,016             0.2%
    Formosa Taffeta Co., Ltd.                                           870,000     860,557             0.0%
#   Foxconn Technology Co., Ltd.                                      1,282,899   3,360,284             0.1%
    Fubon Financial Holding Co., Ltd.                                 8,611,233  13,918,518             0.3%
#   Giant Manufacturing Co., Ltd.                                       342,506   2,580,661             0.1%
    Gigasolar Materials Corp.                                            31,800     614,750             0.0%
#   Ginko International Co., Ltd.                                        45,000     478,333             0.0%
    Gourmet Master Co., Ltd.                                             39,000     236,964             0.0%
*   HannStar Display Corp.                                            5,668,660     741,962             0.0%
#   Highwealth Construction Corp.                                     1,880,190   2,770,230             0.1%
#   Hiwin Technologies Corp.                                            248,711   1,383,471             0.0%
    Hon Hai Precision Industry Co., Ltd.                             15,085,867  40,099,117             0.9%
#   Hotai Motor Co., Ltd.                                               313,000   3,651,664             0.1%
#   HTC Corp.                                                         1,198,235   2,885,764             0.1%
    Hua Nan Financial Holdings Co., Ltd.                             11,616,768   5,582,569             0.1%
    Innolux Corp.                                                    27,802,241   9,326,996             0.2%
#*  Inotera Memories, Inc.                                            7,543,000   5,789,125             0.1%
    Inventec Corp.                                                    5,085,551   2,914,694             0.1%
#   Kenda Rubber Industrial Co., Ltd.                                 1,114,149   1,797,006             0.1%
#   King Slide Works Co., Ltd.                                           70,000     917,867             0.0%
    King Yuan Electronics Co., Ltd.                                   1,471,000     938,770             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                                        1,220,000 $    970,839             0.0%
#   Kinsus Interconnect Technology Corp.                                770,000    1,578,164             0.0%
    Largan Precision Co., Ltd.                                          133,860   10,402,081             0.2%
*   LCY Chemical Corp.                                                  156,123      138,561             0.0%
    Lite-On Technology Corp.                                          4,674,094    4,845,218             0.1%
    Lung Yen Life Service Corp.                                         147,000      292,945             0.0%
    Makalot Industrial Co., Ltd.                                        222,576    1,694,614             0.0%
#   MediaTek, Inc.                                                    1,633,995   12,742,457             0.3%
    Mega Financial Holding Co., Ltd.                                 11,460,904    8,351,017             0.2%
    Mercuries Life Insurance Co., Ltd.                                  492,000      300,664             0.0%
#   Merida Industry Co., Ltd.                                           226,287    1,322,568             0.0%
#   Micro-Star International Co., Ltd.                                  588,000      596,965             0.0%
#*  Nan Kang Rubber Tire Co., Ltd.                                      534,780      471,666             0.0%
#   Nan Ya Plastics Corp.                                             3,971,599    7,880,979             0.2%
    Nan Ya Printed Circuit Board Corp.                                  237,000      239,392             0.0%
#   Nanya Technology Corp.                                              797,000      977,531             0.0%
#   Novatek Microelectronics Corp.                                    1,179,000    4,013,061             0.1%
#   PChome Online, Inc.                                                 103,196    1,156,500             0.0%
    Pegatron Corp.                                                    4,286,345   10,474,378             0.2%
#   Phison Electronics Corp.                                            200,000    1,443,188             0.0%
    Pou Chen Corp.                                                    3,298,487    4,652,274             0.1%
    Powertech Technology, Inc.                                        2,158,819    4,762,271             0.1%
    Poya International Co., Ltd.                                         49,000      556,611             0.0%
    President Chain Store Corp.                                         831,831    5,522,245             0.1%
#   Quanta Computer, Inc.                                             3,265,000    5,560,081             0.1%
#   Radiant Opto-Electronics Corp.                                      775,170    2,398,875             0.1%
#   Realtek Semiconductor Corp.                                         735,950    1,536,914             0.0%
#   Ruentex Development Co., Ltd.                                     1,389,709    1,688,008             0.0%
    Ruentex Industries, Ltd.                                            816,182    1,503,898             0.0%
*   Sanyang Motor Co., Ltd.                                             225,000      149,911             0.0%
#   ScinoPharm Taiwan, Ltd.                                             265,467      347,291             0.0%
#   Shin Kong Financial Holding Co., Ltd.                            14,687,656    3,514,544             0.1%
    Siliconware Precision Industries Co., Ltd.                        1,870,637    2,471,559             0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR             21,813      145,929             0.0%
#   Simplo Technology Co., Ltd.                                         690,000    2,444,016             0.1%
    SinoPac Financial Holdings Co., Ltd.                             17,364,662    5,730,913             0.1%
#   Standard Foods Corp.                                                420,633    1,014,540             0.0%
#   Synnex Technology International Corp.                             1,391,756    1,466,764             0.0%
*   Ta Chong Bank, Ltd.                                               2,343,800      993,714             0.0%
    Taichung Commercial Bank Co., Ltd.                                   80,000       24,381             0.0%
    Tainan Spinning Co., Ltd.                                           320,412      152,102             0.0%
    Taishin Financial Holding Co., Ltd.                              19,585,197    7,669,848             0.2%
#*  Taiwan Business Bank                                              7,627,039    1,958,432             0.1%
#   Taiwan Cement Corp.                                               7,542,720    8,388,292             0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.                   11,896,590    5,322,200             0.1%
#   Taiwan FamilyMart Co., Ltd.                                          89,000      579,904             0.0%
#   Taiwan Fertilizer Co., Ltd.                                       1,415,000    1,805,088             0.1%
#*  Taiwan Glass Industry Corp.                                       1,537,253      607,844             0.0%
    Taiwan Mobile Co., Ltd.                                           2,075,300    6,533,180             0.2%
#   Taiwan Secom Co., Ltd.                                              338,670    1,017,396             0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                     25,188,808  106,137,215             2.4%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR        1,672,158   36,720,590             0.8%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
    Teco Electric and Machinery Co., Ltd.                             3,334,000 $  2,905,820             0.1%
#   Ton Yi Industrial Corp.                                           1,328,000      648,081             0.0%
#   TPK Holding Co., Ltd.                                               604,000    1,498,060             0.0%
    Transcend Information, Inc.                                         320,181      891,598             0.0%
    Tripod Technology Corp.                                             713,870    1,098,778             0.0%
    TSRC Corp.                                                          131,965       90,338             0.0%
    U-Ming Marine Transport Corp.                                       723,860      856,844             0.0%
    Uni-President Enterprises Corp.                                   7,340,033   12,410,229             0.3%
#   Unimicron Technology Corp.                                        2,304,896    1,009,022             0.0%
#   United Microelectronics Corp.                                    39,806,000   14,517,893             0.3%
#   Vanguard International Semiconductor Corp.                        1,671,000    2,147,526             0.1%
    Voltronic Power Technology Corp.                                      4,000       51,011             0.0%
*   Walsin Lihwa Corp.                                                4,619,000    1,112,742             0.0%
    Wan Hai Lines, Ltd.                                               1,237,800      817,724             0.0%
#*  Winbond Electronics Corp.                                         6,597,000    1,589,505             0.0%
*   Wintek Corp.                                                        604,760        6,392             0.0%
#   Wistron Corp.                                                     4,373,281    2,199,797             0.1%
    WPG Holdings, Ltd.                                                2,919,869    3,046,801             0.1%
    Yageo Corp.                                                       1,265,278    1,992,888             0.1%
*   Yang Ming Marine Transport Corp.                                  3,045,300      923,571             0.0%
    Yuanta Financial Holding Co., Ltd.                               15,951,381    6,267,591             0.2%
#   Yulon Motor Co., Ltd.                                             1,547,000    1,637,579             0.0%
    Zhen Ding Technology Holding, Ltd.                                  774,700    2,201,756             0.1%
                                                                                ------------            ----
TOTAL TAIWAN                                                                     662,543,623            15.0%
                                                                                ------------            ----
THAILAND -- (2.7%)
    Advanced Info Service PCL                                         1,440,700    9,437,917             0.2%
    Airports of Thailand PCL                                            578,400    4,846,087             0.1%
    Bangchak Petroleum PCL (The)                                        765,700      775,011             0.0%
    Bangkok Bank PCL(6077019)                                           271,700    1,279,532             0.0%
    Bangkok Bank PCL(6368360)                                           311,000    1,464,610             0.0%
    Bangkok Dusit Medical Services PCL                                6,818,900    3,642,626             0.1%
    Bangkok Life Assurance PCL                                          726,100    1,051,357             0.0%
    Banpu PCL                                                         1,650,100    1,006,738             0.0%
    BEC World PCL                                                     1,039,500      920,623             0.0%
    Berli Jucker PCL                                                  1,130,600    1,192,029             0.0%
    Big C Supercenter PCL(6763932)                                       24,600      138,329             0.0%
    Big C Supercenter PCL(6368434)                                      447,500    2,516,342             0.1%
    Bumrungrad Hospital PCL                                             402,600    2,444,974             0.1%
    Central Pattana PCL                                               1,779,300    2,301,196             0.1%
    Central Plaza Hotel PCL                                           1,046,100    1,117,644             0.0%
    CH Karnchang PCL                                                    714,900      567,820             0.0%
    Charoen Pokphand Foods PCL                                        3,650,200    2,124,387             0.1%
    CP ALL PCL                                                        4,313,700    6,064,103             0.1%
    Delta Electronics Thailand PCL                                      586,000    1,392,198             0.0%
    Electricity Generating PCL                                          307,400    1,343,943             0.0%
    Energy Absolute PCL                                               1,310,400      854,749             0.0%
    Glow Energy PCL                                                     826,500    1,992,616             0.1%
    Home Product Center PCL                                           9,248,013    1,820,091             0.1%
    Indorama Ventures PCL                                             2,956,900    1,920,416             0.1%
    Intouch Holdings PCL                                                832,500    1,755,465             0.1%
    IRPC PCL                                                         15,112,100    1,733,531             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
THAILAND -- (Continued)
*   Italian-Thai Development PCL                                      2,012,000 $    466,690             0.0%
    Jasmine International PCL                                         5,419,200    1,005,601             0.0%
    Kasikornbank PCL(6888794)                                         1,146,600    5,560,933             0.1%
    Kasikornbank PCL(6364766)                                           210,900    1,022,851             0.0%
    Krung Thai Bank PCL                                               5,815,587    2,795,995             0.1%
    Land & Houses PCL(6581941)                                        4,720,640    1,134,785             0.0%
    Land & Houses PCL(6581930)                                          790,000      189,906             0.0%
    Minor International PCL                                           1,459,170    1,251,274             0.0%
    MK Restaurants Group PCL                                            421,700      652,098             0.0%
    Pruksa Real Estate PCL                                            2,045,400    1,610,212             0.0%
    PTT Exploration & Production PCL(B1359J0)                         2,357,855    4,839,345             0.1%
    PTT Exploration & Production PCL(B1359L2)                            65,409      134,248             0.0%
    PTT Global Chemical PCL                                           2,864,872    4,490,521             0.1%
    PTT PCL                                                           1,599,300   12,365,432             0.3%
    Ratchaburi Electricity Generating Holding PCL                       837,000    1,247,234             0.0%
    Robinson Department Store PCL                                       485,500      539,179             0.0%
    Siam Cement PCL (The)(6609906)                                      166,400    2,124,006             0.1%
    Siam Cement PCL (The)(6609928)                                      230,100    2,937,103             0.1%
    Siam City Cement PCL                                                163,213    1,551,023             0.0%
    Siam Commercial Bank PCL (The)                                    1,296,766    4,867,316             0.1%
    Siam Global House PCL                                               811,332      237,235             0.0%
    Sino-Thai Engineering & Construction PCL                            788,000      559,415             0.0%
    Supalai PCL                                                         577,900      307,087             0.0%
*   Superblock PCL                                                    5,408,800      226,586             0.0%
    Thai Oil PCL                                                      1,225,700    1,869,522             0.1%
    Thai Union Group PCL                                              3,940,140    1,960,792             0.1%
    Thaicom PCL                                                         757,900      665,899             0.0%
    Thanachart Capital PCL                                              709,500      668,258             0.0%
    TMB Bank PCL                                                     28,927,300    2,163,397             0.1%
    Total Access Communication PCL(B1YWK08)                           1,299,400    2,484,268             0.1%
    Total Access Communication PCL(B231MK7)                             214,100      409,329             0.0%
    TPI Polene PCL                                                   13,890,600      984,166             0.0%
*   True Corp. PCL                                                   10,102,893    2,868,889             0.1%
    TTW PCL                                                           2,370,300      719,737             0.0%
                                                                                ------------             ---
TOTAL THAILAND                                                                   122,614,666             2.8%
                                                                                ------------             ---
TURKEY -- (1.8%)
    Akbank TAS                                                        2,364,422    6,059,390             0.1%
    Akcansa Cimento A.S.                                                 64,538      302,343             0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                         267,527    2,108,689             0.1%
    Arcelik A.S.                                                        540,990    2,948,160             0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                           145,429      695,235             0.0%
    BIM Birlesik Magazalar A.S.                                         342,629    6,957,539             0.2%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                     29,778       85,390             0.0%
    Coca-Cola Icecek A.S.                                               113,782    1,440,420             0.0%
    Enka Insaat ve Sanayi A.S.                                          468,611      829,520             0.0%
    Eregli Demir ve Celik Fabrikalari TAS                             3,605,636    5,109,987             0.1%
#   Ford Otomotiv Sanayi A.S.                                           118,255    1,389,250             0.0%
    KOC Holding A.S.                                                    683,402    3,086,500             0.1%
#   Koza Altin Isletmeleri A.S.                                          95,834      537,967             0.0%
#*  Migros Ticaret A.S.                                                  43,765      257,798             0.0%
*   Petkim Petrokimya Holding A.S.                                      506,475      746,277             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
TURKEY -- (Continued)
    Soda Sanayii A.S.                                                  177,200 $      293,022             0.0%
    TAV Havalimanlari Holding A.S.                                     264,186      2,072,476             0.1%
    Tofas Turk Otomobil Fabrikasi A.S.                                 200,779      1,324,561             0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.                            202,694      5,348,677             0.1%
*   Turk Hava Yollari AO                                             2,046,901      6,035,410             0.1%
    Turk Telekomunikasyon A.S.                                         699,083      1,507,932             0.0%
#   Turk Traktor ve Ziraat Makineleri A.S.                              21,783        517,966             0.0%
#   Turkcell Iletisim Hizmetleri A.S.                                1,142,611      4,540,673             0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                               73,838        731,735             0.0%
    Turkiye Garanti Bankasi A.S.                                     3,265,633      8,456,131             0.2%
    Turkiye Halk Bankasi A.S.                                        2,003,323      7,504,834             0.2%
    Turkiye Is Bankasi Class C                                       2,548,532      4,343,584             0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                                 40,017         21,109             0.0%
#   Turkiye Sise ve Cam Fabrikalari A.S.                             2,530,969      2,896,649             0.1%
#   Turkiye Vakiflar Bankasi Tao Class D                             1,377,350      1,960,621             0.1%
#   Ulker Biskuvi Sanayi A.S.                                          244,375      1,648,576             0.0%
#   Yapi ve Kredi Bankasi A.S.                                       1,390,825      1,689,466             0.1%
                                                                               --------------            ----
TOTAL TURKEY                                                                       83,447,887             1.9%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             4,304,198,016            97.7%
                                                                               --------------            ----
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
    Banco Bradesco SA                                                3,343,289     18,213,688             0.4%
    Braskem SA Class A                                                  73,800        416,593             0.0%
    Centrais Eletricas Brasileiras SA Class B                          165,100        403,395             0.0%
    Cia Brasileira de Distribuicao                                     342,322      4,504,474             0.1%
    Cia de Transmissao de Energia Eletrica Paulista                      4,392         50,540             0.0%
    Cia Energetica de Minas Gerais                                   1,188,324      2,205,400             0.1%
*   Empresa Nacional de Comercio Redito e Participacoes SA                 380          2,956             0.0%
    Gerdau SA                                                          836,068      1,175,930             0.0%
    Itau Unibanco Holding SA                                         4,198,270     28,833,771             0.7%
    Itau Unibanco Holding SA ADR                                       141,521        969,419             0.0%
    Lojas Americanas SA                                                737,783      3,197,959             0.1%
*   Petroleo Brasileiro SA                                           1,869,461      3,734,369             0.1%
*   Petroleo Brasileiro SA Sponsored ADR                             1,440,006      5,745,624             0.1%
    Suzano Papel e Celulose SA Class A                                 617,771      2,649,467             0.1%
    Telefonica Brasil SA                                               441,763      4,575,577             0.1%
    Vale SA                                                          1,990,191      7,239,821             0.2%
    Vale SA Sponsored ADR                                              377,072      1,357,459             0.0%
                                                                               --------------            ----
TOTAL BRAZIL                                                                       85,276,442             2.0%
                                                                               --------------            ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                    113,824        416,755             0.0%
                                                                               --------------            ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                                167,707      1,378,937             0.0%
    Bancolombia SA                                                      30,330        262,993             0.0%
    Grupo Argos SA                                                      15,531         92,103             0.0%
    Grupo Aval Acciones y Valores SA                                 3,054,222      1,222,954             0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
COLOMBIA -- (Continued)
      Grupo de Inversiones Suramericana SA                                115,380 $    1,448,124             0.1%
                                                                                  --------------           -----
TOTAL COLOMBIA                                                                         4,405,111             0.1%
                                                                                  --------------           -----
TOTAL PREFERRED STOCKS                                                                90,098,308             2.1%
                                                                                  --------------           -----
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
*     Mirae Asset Securities Co., Ltd. Rights 11/05/15                     32,203         76,267             0.0%
#*    SK Chemicals Co., Ltd. Rights 12/04/15                                1,243         10,467             0.0%
                                                                                  --------------           -----
TOTAL SOUTH KOREA                                                                         86,734             0.0%
                                                                                  --------------           -----
THAILAND -- (0.0%)
*     Jasmine International PCL Warrants 07/05/20                       2,503,431         94,316             0.0%
                                                                                  --------------           -----
TOTAL RIGHTS/WARRANTS                                                                    181,050             0.0%
                                                                                  --------------           -----
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                               19,584,025         38,152             0.0%
                                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES                                                        4,394,515,526
                                                                                  --------------

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                                   20,193,192    233,635,232             5.3%
                                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,090,568,631)                               $4,628,150,758           105.1%
                                                                                  ==============           =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                   ------------ -------------- ------- --------------
Common Stocks
   Brazil                                          $ 72,351,895 $  128,502,798   --    $  200,854,693
   Chile                                             29,417,791     36,874,061   --        66,291,852
   China                                            119,678,667    547,335,973   --       667,014,640
   Colombia                                          22,932,415             --   --        22,932,415
   Czech Republic                                            --      8,061,923   --         8,061,923
   Egypt                                                     --      5,936,662   --         5,936,662
   Greece                                                    --     15,529,848   --        15,529,848
   Hungary                                                   --     12,756,313   --        12,756,313
   India                                             36,809,493    499,992,564   --       536,802,057
   Indonesia                                          3,914,328    126,260,108   --       130,174,436
   Malaysia                                                  --    182,083,175   --       182,083,175
   Mexico                                           262,786,277             --   --       262,786,277
   Peru                                               9,743,908             --   --         9,743,908
   Philippines                                        2,373,039     83,289,014   --        85,662,053
   Poland                                                    --     79,130,660   --        79,130,660
   Russia                                             2,164,213     78,242,004   --        80,406,217
   South Africa                                      47,016,645    319,879,297   --       366,895,942
   South Korea                                       21,125,090    681,403,679   --       702,528,769
   Taiwan                                            45,371,102    617,172,521   --       662,543,623
   Thailand                                         122,614,666             --   --       122,614,666
   Turkey                                               731,735     82,716,152   --        83,447,887
Preferred Stocks
   Brazil                                             8,075,458     77,200,984   --        85,276,442
   Chile                                                     --        416,755   --           416,755
   Colombia                                           4,405,111             --   --         4,405,111
Rights/Warrants
   South Korea                                               --         86,734   --            86,734
   Thailand                                                  --         94,316   --            94,316
Bonds
   India                                                     --         38,152   --            38,152
Securities Lending Collateral                                --    233,635,232   --       233,635,232
                                                   ------------ --------------   --    --------------
TOTAL                                              $811,511,833 $3,816,638,925   --    $4,628,150,758
                                                   ============ ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (85.5%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                                       1 $         1             0.0%
                                                                               -----------             ---
BRAZIL -- (5.3%)
    AES Tiete SA                                                       638,255   2,234,802             0.0%
    Aliansce Shopping Centers SA                                       788,841   2,137,065             0.0%
    Alupar Investimento SA                                             689,700   2,833,690             0.1%
    Arezzo Industria e Comercio SA                                     469,935   2,558,480             0.1%
    B2W Cia Digital                                                  1,202,562   4,542,020             0.1%
    BR Malls Participacoes SA                                        4,365,623  12,667,039             0.3%
    Brasil Brokers Participacoes SA                                  1,956,911     761,040             0.0%
    Brasil Insurance Participacoes e Administracao SA                  572,226     123,111             0.0%
    Brasil Pharma SA                                                 1,117,700     147,700             0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas               37,900     105,123             0.0%
#   Braskem SA Sponsored ADR                                           201,683   2,248,765             0.0%
    Centrais Eletricas Brasileiras SA                                1,635,000   2,126,304             0.0%
    CETIP SA - Mercados Organizados                                    945,300   8,362,006             0.2%
    Cia de Locacao das Americas                                        114,917     103,991             0.0%
    Cia de Saneamento de Minas Gerais-COPASA                           710,921   2,395,647             0.1%
    Cia Hering                                                       1,447,093   5,680,856             0.1%
    Cia Paranaense de Energia                                          100,900     574,854             0.0%
#   Cia Paranaense de Energia Sponsored ADR                            291,900   2,411,094             0.1%
    Cia Siderurgica Nacional SA                                      4,011,976   4,512,173             0.1%
#   Cia Siderurgica Nacional SA Sponsored ADR                           61,116      75,173             0.0%
    Contax Participacoes SA                                            133,433      51,880             0.0%
    Cosan SA Industria e Comercio                                      726,800   4,654,493             0.1%
    CR2 Empreendimentos Imobiliarios SA                                  9,400       5,883             0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          2,677,326   6,218,257             0.1%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes     41,900     103,463             0.0%
    Dimed SA Distribuidora da Medicamentos                               1,100      60,610             0.0%
    Direcional Engenharia SA                                         1,100,209   1,009,789             0.0%
    Duratex SA                                                       3,914,274   6,493,662             0.1%
    EcoRodovias Infraestrutura e Logistica SA                        3,278,707   5,055,335             0.1%
    EDP - Energias do Brasil SA                                      2,259,895   6,605,418             0.1%
    Equatorial Energia SA                                            2,116,094  18,862,875             0.4%
    Estacio Participacoes SA                                         3,262,816  13,083,483             0.3%
    Eternit SA                                                       1,361,478     790,652             0.0%
    Even Construtora e Incorporadora SA                              2,530,588   2,624,061             0.1%
    Ez Tec Empreendimentos e Participacoes SA                          539,743   1,776,698             0.0%
    Fleury SA                                                          946,758   4,023,389             0.1%
    Fras-Le SA                                                          37,875      32,395             0.0%
    Gafisa SA                                                          911,300     590,654             0.0%
#   Gafisa SA ADR                                                    1,115,368   1,438,825             0.0%
    General Shopping Brasil SA                                          26,717      17,258             0.0%
#   Gol Linhas Aereas Inteligentes SA ADR                               76,771      68,203             0.0%
    Grendene SA                                                        977,134   4,572,390             0.1%
    Guararapes Confeccoes SA                                            80,800   1,016,034             0.0%
    Helbor Empreendimentos SA                                        1,521,293     804,861             0.0%
    Iguatemi Empresa de Shopping Centers SA                            748,674   4,137,707             0.1%
*   Industria de Bebidas Antarctica Polar SA                            23,000          --             0.0%
    Industrias Romi SA                                                  34,800      15,965             0.0%
    International Meal Co. Alimentacao SA                              598,794     722,148             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
BRAZIL -- (Continued)
    Iochpe Maxion SA                                                 1,133,484 $ 4,700,682             0.1%
    JHSF Participacoes SA                                              680,347     308,606             0.0%
    Joao Fortes Engenharia SA                                           66,552      55,912             0.0%
    JSL SA                                                             674,500   1,640,039             0.0%
    Kepler Weber SA                                                    131,446     778,332             0.0%
    Light SA                                                           758,907   2,524,690             0.1%
    Linx SA                                                            250,812   3,057,733             0.1%
    Localiza Rent a Car SA                                           1,093,775   7,377,490             0.2%
    Log-in Logistica Intermodal SA                                     286,450      55,686             0.0%
    LPS Brasil Consultoria de Imoveis SA                               539,479     293,662             0.0%
    M Dias Branco SA                                                   172,400   3,125,089             0.1%
    Magnesita Refratarios SA                                         1,994,471   1,345,541             0.0%
    Mahle-Metal Leve SA                                                602,313   3,656,353             0.1%
    Makira Empreendimentos SA                                        7,794,555     199,915             0.0%
    Marfrig Global Foods SA                                          4,834,229   7,985,178             0.2%
    Marisa Lojas SA                                                    552,620     932,183             0.0%
    Mills Estruturas e Servicos de Engenharia SA                       966,926   1,122,824             0.0%
    Minerva SA                                                       1,446,269   4,785,715             0.1%
    MRV Engenharia e Participacoes SA                                2,983,258   5,737,806             0.1%
    Multiplan Empreendimentos Imobiliarios SA                        1,004,900  10,956,466             0.2%
    Multiplus SA                                                       477,884   4,253,433             0.1%
    Natura Cosmeticos SA                                               194,500   1,154,237             0.0%
    Odontoprev SA                                                    2,928,796   7,500,741             0.2%
    Oi SA                                                              997,800     812,474             0.0%
    Oi SA ADR                                                           18,859      11,083             0.0%
    Paranapanema SA                                                  1,617,456   1,170,204             0.0%
    PDG Realty SA Empreendimentos e Participacoes                       83,783      44,218             0.0%
    Portobello SA                                                      206,100     114,285             0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA                 58,363      90,436             0.0%
    QGEP Participacoes SA                                              782,894   1,209,653             0.0%
    Qualicorp SA                                                     1,947,919   8,180,234             0.2%
    Raia Drogasil SA                                                   544,175   5,641,094             0.1%
    Restoque Comercio e Confeccoes de Roupas SA                        879,203     692,627             0.0%
    Rodobens Negocios Imobiliarios SA                                  136,138     169,280             0.0%
    Rumo Logistica Operadora Multimodal SA                           1,598,337   3,041,557             0.1%
    Santos Brasil Participacoes SA                                     480,788   1,781,574             0.0%
    Sao Carlos Empreendimentos e Participacoes SA                       47,859     285,404             0.0%
    Sao Martinho SA                                                    715,862   8,242,526             0.2%
    SLC Agricola SA                                                    566,418   2,527,818             0.1%
    Smiles SA                                                          464,000   3,622,236             0.1%
    Somos Educado SA                                                   769,344   2,642,891             0.1%
    Sonae Sierra Brasil SA                                             265,146   1,146,966             0.0%
    Springs Global Participacoes SA                                     35,522      27,639             0.0%
    Sul America SA                                                   2,719,051  13,340,635             0.3%
    Technos SA                                                         221,800     224,308             0.0%
    Tecnisa SA                                                         795,226     602,106             0.0%
    Tegma Gestao Logistica                                             245,135     228,746             0.0%
    Tempo Participacoes SA                                             310,102     309,623             0.0%
    Tereos Internacional SA                                            367,583      49,525             0.0%
    Totvs SA                                                         1,252,487  11,096,760             0.2%
    TPI - Triunfo Participacoes e Investimentos SA                     280,101     216,467             0.0%
    Transmissora Alianca de Energia Eletrica SA                      1,382,600   7,130,507             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
BRAZIL -- (Continued)
    Trisul SA                                                            37,542 $     23,862             0.0%
    Usinas Siderurgicas de Minas Gerais SA                                5,300       10,862             0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                 812,887    9,228,230             0.2%
    Vanguarda Agro SA                                                    64,351      244,328             0.0%
    Via Varejo SA(B7VY430)                                              205,862      155,097             0.0%
    Via Varejo SA(BGSHPP4)                                              373,400      411,462             0.0%
                                                                                ------------             ---
TOTAL BRAZIL                                                                     299,712,351             6.1%
                                                                                ------------             ---
CHILE -- (1.2%)
    Aguas Andinas SA Class A                                          1,338,389      699,926             0.0%
    Banmedica SA                                                      1,736,804    2,836,035             0.1%
    Besalco SA                                                        2,277,748      839,199             0.0%
    Bupa Chile SA                                                       852,890      664,264             0.0%
    CAP SA                                                              767,815    2,030,990             0.0%
    Cementos BIO BIO SA                                                 352,724      252,482             0.0%
    Cia Pesquera Camanchaca SA                                          194,645        4,330             0.0%
    Cia Sud Americana de Vapores SA                                  77,167,071    1,871,795             0.0%
    Cintac SA                                                           190,880       28,305             0.0%
    Clinica LAS Condes SA                                                   349       19,217             0.0%
    Cristalerias de Chile SA                                            130,323      873,431             0.0%
    E.CL SA                                                           5,488,304    7,935,236             0.2%
    Embotelladora Andina SA Class B ADR                                  34,969      771,066             0.0%
    Empresa Nacional de Telecomunicaciones SA                           321,658    2,978,496             0.1%
    Empresas AquaChile SA                                             1,281,212      424,634             0.0%
    Empresas Hites SA                                                 1,224,251      404,148             0.0%
    Empresas La Polar SA                                              4,375,847       88,640             0.0%
    Enjoy SA                                                          1,016,659       56,062             0.0%
    Forus SA                                                            835,481    2,416,437             0.1%
    Gasco SA                                                            230,191    1,559,284             0.0%
    Grupo Security SA                                                 1,954,000      551,987             0.0%
    Inversiones Aguas Metropolitanas SA                               4,148,275    5,907,004             0.1%
    Inversiones La Construccion SA                                      212,090    2,410,936             0.1%
    Latam Airlines Group SA                                             132,719      667,881             0.0%
#   Latam Airlines Group SA Sponsored ADR                                62,087      342,099             0.0%
    Masisa SA                                                        14,224,085      379,094             0.0%
    Multiexport Foods SA                                              3,502,735      395,062             0.0%
    Parque Arauco SA                                                  7,176,122   12,017,573             0.3%
    PAZ Corp. SA                                                      1,320,749      571,077             0.0%
    Ripley Corp. SA                                                   8,741,531    2,894,103             0.1%
    Salfacorp SA                                                      2,421,957    1,326,952             0.0%
    Sigdo Koppers SA                                                    735,025      883,662             0.0%
    Sociedad Matriz SAAM SA                                          32,694,036    2,131,408             0.0%
    Socovesa SA                                                       2,895,998      501,884             0.0%
    Sonda SA                                                          1,401,092    2,257,972             0.1%
    Tech Pack SA                                                        153,812       50,458             0.0%
    Vina Concha y Toro SA                                             5,059,858    8,607,306             0.2%
    Vina Concha y Toro SA Sponsored ADR                                   2,025       68,364             0.0%
    Vina San Pedro Tarapaca SA                                        6,897,972       54,167             0.0%
                                                                                ------------             ---
TOTAL CHILE                                                                       68,772,966             1.4%
                                                                                ------------             ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (12.8%)
    361 Degrees International, Ltd.                                   4,235,000 $ 1,502,804             0.0%
#   Agile Property Holdings, Ltd.                                     9,525,500   5,173,078             0.1%
    Ajisen China Holdings, Ltd.                                       3,424,000   1,637,529             0.0%
    AMVIG Holdings, Ltd.                                              2,356,000   1,091,665             0.0%
    Anhui Expressway Co., Ltd. Class H                                2,770,000   2,382,077             0.1%
#   Anton Oilfield Services Group                                     7,088,000     947,059             0.0%
    Anxin-China Holdings, Ltd.                                       16,347,000     304,642             0.0%
#   Asia Cement China Holdings Corp.                                  2,700,500     845,915             0.0%
    Asian Citrus Holdings, Ltd.                                       2,314,000     303,559             0.0%
    Ausnutria Dairy Corp., Ltd.                                         365,000     107,580             0.0%
#   AVIC International Holdings, Ltd. Class H                         1,658,000     941,124             0.0%
    AviChina Industry & Technology Co., Ltd. Class H                  3,906,788   3,183,846             0.1%
    Bank of Chongqing Co., Ltd. Class H                                 668,000     502,466             0.0%
    Baoxin Auto Group, Ltd.                                           4,359,000   1,799,713             0.0%
    Baoye Group Co., Ltd. Class H                                     1,860,000   1,280,983             0.0%
    Beijing Capital International Airport Co., Ltd. Class H           9,730,000  10,401,993             0.2%
    Beijing Capital Land, Ltd. Class H                                8,022,500   3,860,104             0.1%
    Beijing Development HK, Ltd.                                         55,000      14,181             0.0%
#   Beijing Jingneng Clean Energy Co., Ltd. Class H                   7,384,000   2,602,217             0.1%
    Beijing North Star Co., Ltd. Class H                              6,590,000   2,144,511             0.1%
#   Beijing Properties Holdings, Ltd.                                 4,746,000     335,581             0.0%
    Besunyen Holdings Co., Ltd.                                         227,000      25,649             0.0%
    Billion Industrial Holdings, Ltd.                                    26,000      14,010             0.0%
#   Biostime International Holdings, Ltd.                               977,500   2,170,390             0.1%
#   Bloomage Biotechnology Corp., Ltd.                                  982,500   1,792,278             0.0%
#   Boer Power Holdings, Ltd.                                         1,689,000   2,758,403             0.1%
#   Bolina Holding Co., Ltd.                                          1,986,000     483,467             0.0%
#   Bosideng International Holdings, Ltd.                            17,784,000   1,716,239             0.0%
#   Boyaa Interactive International, Ltd.                             1,292,000     555,771             0.0%
    Bracell, Ltd.                                                       328,000      38,877             0.0%
    BYD Electronic International Co., Ltd.                            4,692,815   3,066,878             0.1%
    C C Land Holdings, Ltd.                                           8,655,343   2,213,951             0.1%
#   C.banner International Holdings, Ltd.                             1,175,000     484,980             0.0%
    Cabbeen Fashion, Ltd.                                               608,000     399,393             0.0%
    Carrianna Group Holdings Co., Ltd.                                1,855,257     193,380             0.0%
    CECEP COSTIN New Materials Group, Ltd.                            5,220,000     777,868             0.0%
    Central China Real Estate, Ltd.                                   4,543,626     912,383             0.0%
#   Century Sunshine Group Holdings, Ltd.                             8,055,000     661,856             0.0%
#   Changshouhua Food Co., Ltd.                                       1,773,000   1,068,958             0.0%
#   Chaowei Power Holdings, Ltd.                                      3,408,000   2,189,640             0.1%
#   Chia Tai Enterprises International, Ltd.                            218,385      79,737             0.0%
    Chigo Holding, Ltd.                                              21,682,000     362,817             0.0%
#   China Aerospace International Holdings, Ltd.                     14,262,500   2,067,737             0.1%
#   China Agri-Industries Holdings, Ltd.                             12,819,800   4,706,370             0.1%
#   China All Access Holdings, Ltd.                                   4,734,000   1,613,338             0.0%
    China Animal Healthcare, Ltd.                                     3,671,000     923,599             0.0%
    China Aoyuan Property Group, Ltd.                                 6,676,000   1,484,476             0.0%
    China Automation Group, Ltd.                                      2,618,000     285,544             0.0%
    China BlueChemical, Ltd. Class H                                 10,104,000   3,000,482             0.1%
    China Child Care Corp., Ltd.                                      3,583,000     484,403             0.0%
    China City Railway Transportation Technology Holdings Co., Ltd.     716,000     189,204             0.0%
    China Communications Services Corp., Ltd. Class H                13,876,000   5,530,699             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
    China Culiangwang Beverages Holdings, Ltd.                        1,474,500 $   24,445             0.0%
    China Datang Corp. Renewable Power Co., Ltd. Class H             14,673,000  1,939,971             0.0%
#   China Dongxiang Group Co., Ltd.                                  12,213,985  3,090,824             0.1%
    China Dredging Environment Protection Holdings, Ltd.              2,445,000    342,452             0.0%
    China Dynamics Holdings, Ltd.                                     1,880,000    130,038             0.0%
    China Energine International Holdings, Ltd.                       2,652,000    241,716             0.0%
    China Everbright, Ltd.                                            2,474,000  5,822,670             0.1%
#   China Fiber Optic Network System Group, Ltd.                      9,167,999  1,094,848             0.0%
    China Financial Services Holdings, Ltd.                           3,756,000    264,979             0.0%
#   China Foods, Ltd.                                                 5,842,000  2,671,845             0.1%
    China Glass Holdings, Ltd.                                        4,522,000    621,275             0.0%
#   China Harmony New Energy Auto Holding, Ltd.                       3,360,000  2,236,760             0.1%
    China High Precision Automation Group, Ltd.                       1,289,000     38,043             0.0%
    China High Speed Transmission Equipment Group Co., Ltd.           6,280,000  5,596,803             0.1%
#   China Hongqiao Group, Ltd.                                        1,403,500    728,969             0.0%
    China Household Holdings, Ltd.                                    9,540,000    313,290             0.0%
#   China Huishan Dairy Holdings Co., Ltd.                            2,783,000  1,056,834             0.0%
    China Huiyuan Juice Group, Ltd.                                   4,500,500  2,024,709             0.1%
#   China ITS Holdings Co., Ltd.                                      4,003,412    493,514             0.0%
#   China Jinmao Holdings Group, Ltd.                                23,818,300  6,560,164             0.1%
#   China Jiuhao Health Industry Corp., Ltd.                          5,180,000    492,659             0.0%
#   China Lesso Group Holdings, Ltd.                                  6,733,000  5,443,729             0.1%
#   China Lilang, Ltd.                                                3,243,000  2,754,619             0.1%
#*  China Lumena New Materials Corp.                                 14,530,000         --             0.0%
    China Machinery Engineering Corp. Class H                         3,790,000  3,294,217             0.1%
    China Medical System Holdings, Ltd.                               5,097,500  7,001,734             0.2%
#   China Merchants Land, Ltd.                                        7,194,000  1,524,630             0.0%
#   China Metal Recycling Holdings, Ltd.                              2,401,686    547,852             0.0%
#   China Modern Dairy Holdings, Ltd.                                11,684,000  3,499,526             0.1%
    China National Building Material Co., Ltd. Class H                3,452,000  2,135,944             0.1%
    China National Materials Co., Ltd. Class H                        7,389,000  1,772,765             0.0%
    China New Town Development Co., Ltd.                              7,978,148    322,265             0.0%
#   China Oil & Gas Group, Ltd.                                      28,578,000  1,985,490             0.1%
    China Outfitters Holdings, Ltd.                                      24,000      2,048             0.0%
#   China Overseas Grand Oceans Group, Ltd.                           5,669,500  1,798,724             0.0%
    China Pioneer Pharma Holdings, Ltd.                                 589,000    257,785             0.0%
    China Power International Development, Ltd.                      12,003,000  7,543,065             0.2%
#   China Power New Energy Development Co., Ltd.                     32,320,000  2,238,635             0.1%
#   China Precious Metal Resources Holdings Co., Ltd.                20,748,318    905,544             0.0%
    China Properties Group, Ltd.                                      2,640,000    543,758             0.0%
#   China Rare Earth Holdings, Ltd.                                   8,472,799    770,553             0.0%
    China Resources and Transportation Group, Ltd.                    3,000,000     12,750             0.0%
#   China Resources Cement Holdings, Ltd.                             7,372,000  2,974,891             0.1%
    China Ruifeng Renewable Energy Holdings, Ltd.                     1,468,000    179,375             0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                           3,510,000    739,895             0.0%
    China SCE Property Holdings, Ltd.                                 8,028,200  1,759,027             0.0%
#   China Shanshui Cement Group, Ltd.                                11,268,000  6,018,827             0.1%
    China Shineway Pharmaceutical Group, Ltd.                         2,025,200  2,626,111             0.1%
#   China Singyes Solar Technologies Holdings, Ltd.                   2,878,200  2,253,398             0.1%
#   China South City Holdings, Ltd.                                  14,216,000  3,390,287             0.1%
    China Starch Holdings, Ltd.                                       5,040,000    105,711             0.0%
#   China Suntien Green Energy Corp., Ltd. Class H                   10,775,000  1,921,105             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
    China Taifeng Beddings Holdings, Ltd.                             1,336,000 $   69,811             0.0%
#   China Tian Lun Gas Holdings, Ltd.                                 1,077,000    983,618             0.0%
    China Tianyi Holdings, Ltd.                                       1,636,000    189,461             0.0%
#   China Traditional Chinese Medicine Co., Ltd.                      5,836,000  4,413,762             0.1%
    China Travel International Investment Hong Kong, Ltd.            14,807,900  6,692,932             0.1%
    China Vanadium Titano - Magnetite Mining Co., Ltd.                5,882,000    234,133             0.0%
    China Water Affairs Group, Ltd.                                   6,752,000  3,579,815             0.1%
#   China Water Industry Group, Ltd.                                    760,000    156,473             0.0%
#   China Yongda Automobiles Services Holdings, Ltd.                    843,000    393,440             0.0%
#   China Yurun Food Group, Ltd.                                      9,041,000  1,925,346             0.0%
    China Zenith Chemical Group, Ltd.                                 2,180,000    224,510             0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                      5,737,500  2,567,659             0.1%
#   China Zhongwang Holdings, Ltd.                                    5,296,400  2,346,229             0.1%
#   Chinasoft International, Ltd.                                     8,394,000  3,638,261             0.1%
    Chinese People Holdings Co., Ltd.                                 1,855,709     40,812             0.0%
    Chongqing Iron & Steel Co., Ltd. Class H                            495,400     79,457             0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                  7,586,000  1,079,633             0.0%
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.        2,662,000    451,197             0.0%
    CIFI Holdings Group Co., Ltd.                                     7,506,000  1,601,797             0.0%
#   CIMC Enric Holdings, Ltd.                                         3,706,000  2,444,413             0.1%
#   CITIC Dameng Holdings, Ltd.                                       2,998,000    250,000             0.0%
#   CITIC Resources Holdings, Ltd.                                   16,398,600  2,443,270             0.1%
#   Citychamp Watch & Jewellery Group, Ltd.                          11,492,000  1,781,146             0.0%
    Clear Media, Ltd.                                                   282,000    283,458             0.0%
    Coastal Greenland, Ltd.                                           5,286,000    133,001             0.0%
#   Comba Telecom Systems Holdings, Ltd.                              6,774,412  1,391,402             0.0%
    Comtec Solar Systems Group, Ltd.                                  4,832,000    440,573             0.0%
#   Concord New Energy Group, Ltd.                                   25,974,964  1,764,284             0.0%
    Coolpad Group, Ltd.                                              15,784,000  2,753,977             0.1%
#   Cosco International Holdings, Ltd.                                2,703,000  1,555,412             0.0%
#   COSCO Pacific, Ltd.                                               4,276,604  5,532,669             0.1%
    Coslight Technology International Group Co., Ltd.                   294,000    109,903             0.0%
    CP Pokphand Co., Ltd.                                            29,862,594  3,564,235             0.1%
#   CPMC Holdings, Ltd.                                               2,524,000  1,411,776             0.0%
#   CT Environmental Group, Ltd.                                     10,572,000  3,787,971             0.1%
    Da Ming International Holdings, Ltd.                                862,000    242,784             0.0%
    DaChan Food Asia, Ltd.                                            1,523,955    170,836             0.0%
#   Dah Chong Hong Holdings, Ltd.                                     4,922,000  2,229,601             0.1%
#   Dalian Port PDA Co., Ltd. Class H                                 3,028,000  1,091,993             0.0%
#   Daphne International Holdings, Ltd.                               6,714,000  1,191,507             0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                            2,714,943  2,234,726             0.1%
#   DBA Telecommunication Asia Holdings, Ltd.                         2,108,000     35,697             0.0%
#   Digital China Holdings, Ltd.                                      5,557,800  5,656,005             0.1%
#   Dongjiang Environmental Co., Ltd. Class H                           190,375    367,457             0.0%
    Dongyue Group, Ltd.                                               7,432,000  2,024,794             0.1%
#   Dynasty Fine Wines Group, Ltd.                                    1,614,000     56,225             0.0%
    Embry Holdings, Ltd.                                                473,000    257,470             0.0%
    EVA Precision Industrial Holdings, Ltd.                           5,958,435  1,428,865             0.0%
    EverChina International Holdings Co., Ltd.                       11,170,000    451,356             0.0%
    Evergreen International Holdings, Ltd.                            1,228,000    142,316             0.0%
    Extrawell Pharmaceutical Holdings, Ltd.                           1,337,921     65,279             0.0%
    Fantasia Holdings Group Co., Ltd.                                11,991,000  1,415,718             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
CHINA -- (Continued)
    Far East Horizon, Ltd.                                            4,434,000 $ 3,688,089             0.1%
#   First Tractor Co., Ltd. Class H                                   1,007,176     683,679             0.0%
    Freetech Road Recycling Technology Holdings, Ltd.                 2,164,000     247,338             0.0%
    Fu Shou Yuan International Group, Ltd.                              707,000     482,057             0.0%
#   Fufeng Group, Ltd.                                                6,185,600   3,274,490             0.1%
#   Fuguiniao Co., Ltd. Class H                                       1,058,000     634,056             0.0%
    Future Land Development Holdings, Ltd.                            3,186,000     491,255             0.0%
#   GCL-Poly Energy Holdings, Ltd.                                   57,432,000  11,936,202             0.3%
#   Geely Automobile Holdings, Ltd.                                  28,845,000  15,308,334             0.3%
    Global Bio-Chem Technology Group Co., Ltd.                        4,700,800     183,647             0.0%
    Glorious Property Holdings, Ltd.                                 15,466,501   1,992,388             0.1%
    Goldbond Group Holdings, Ltd.                                       210,000      10,322             0.0%
#   Golden Eagle Retail Group, Ltd.                                   3,149,000   4,037,147             0.1%
#   Golden Meditech Holdings, Ltd.                                    3,396,789     497,729             0.0%
#   Goldin Properties Holdings, Ltd.                                  1,058,000     910,101             0.0%
    Goldlion Holdings, Ltd.                                           1,613,962     682,041             0.0%
#   Goldpac Group, Ltd.                                               1,555,000     802,154             0.0%
    GOME Electrical Appliances Holding, Ltd.                         57,831,000  10,567,435             0.2%
    Good Friend International Holdings, Inc.                            398,667      97,477             0.0%
#   Goodbaby International Holdings, Ltd.                             4,330,000   1,981,229             0.1%
#   Greatview Aseptic Packaging Co., Ltd.                             4,809,000   2,257,623             0.1%
#   Greenland Hong Kong Holdings, Ltd.                                2,737,000   1,155,671             0.0%
#   Greentown China Holdings, Ltd.                                    4,469,648   3,892,265             0.1%
#   Guangdong Land Holdings, Ltd.                                     4,396,800     984,201             0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H                   359,000     243,046             0.0%
#   Guangshen Railway Co., Ltd. Class H                               1,690,000     873,325             0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                        5,330,800   5,283,732             0.1%
#   Guodian Technology & Environment Group Corp., Ltd. Class H        5,028,000     485,321             0.0%
    Haitian International Holdings, Ltd.                              3,051,000   5,338,331             0.1%
#   Hanergy Thin Film Power Group, Ltd.                              17,084,000   2,314,427             0.1%
#   Harbin Electric Co., Ltd. Class H                                 4,715,413   2,792,863             0.1%
    Henderson Investment, Ltd.                                          596,000      49,830             0.0%
#   Hengdeli Holdings, Ltd.                                          15,517,399   2,329,468             0.1%
#   Hi Sun Technology China, Ltd.                                     1,422,000     275,215             0.0%
    Hidili Industry International Development, Ltd.                   2,923,000     149,717             0.0%
#   Hilong Holding, Ltd.                                              4,081,000     862,321             0.0%
    Hisense Kelon Electrical Holdings Co., Ltd. Class H                 932,000     474,115             0.0%
#   HKC Holdings, Ltd.                                               19,289,447     447,125             0.0%
    HL Technology Group, Ltd.                                         1,278,000     490,529             0.0%
    HNA Infrastructure Co., Ltd. Class H                                603,000     690,486             0.0%
#   Honghua Group, Ltd.                                              10,418,000     844,006             0.0%
    Hopefluent Group Holdings, Ltd.                                     787,670     194,174             0.0%
    Hopewell Highway Infrastructure, Ltd.                             4,163,000   1,909,436             0.0%
#   Hopson Development Holdings, Ltd.                                 4,002,000   3,381,259             0.1%
#   HOSA International, Ltd.                                          2,860,000   1,179,172             0.0%
#   Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H                21,955,698   3,183,537             0.1%
    Huabao International Holdings, Ltd.                              11,025,014   4,597,054             0.1%
#   Huadian Fuxin Energy Corp., Ltd. Class H                         13,648,000   4,233,808             0.1%
    Huaneng Renewables Corp., Ltd. Class H                           21,172,000   6,520,679             0.1%
    Huiyin Smart Community Co., Ltd.                                  1,352,000     133,237             0.0%
    Hydoo International Holding, Ltd.                                 1,434,000     221,341             0.0%
#   Inspur International, Ltd.                                        2,056,000     391,036             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
#   Intime Retail Group Co., Ltd.                                     6,959,000 $7,668,561             0.2%
#   Jiangnan Group, Ltd.                                              6,512,000  1,491,212             0.0%
    Jinchuan Group International Resources Co., Ltd.                  3,808,000    186,715             0.0%
#   Jingwei Textile Machinery Class H                                 1,272,000  1,910,397             0.0%
    Ju Teng International Holdings, Ltd.                              5,126,000  2,796,739             0.1%
    Jutal Offshore Oil Services, Ltd.                                   356,000     34,307             0.0%
    Kai Yuan Holdings, Ltd.                                          13,520,000    139,064             0.0%
#   Kaisa Group Holdings, Ltd.                                        9,828,000    741,798             0.0%
    Kasen International Holdings, Ltd.                                  162,000     26,436             0.0%
    Kingboard Chemical Holdings, Ltd.                                 4,036,921  5,693,124             0.1%
    Kingboard Laminates Holdings, Ltd.                                5,419,000  2,250,034             0.1%
#   Kingdee International Software Group Co., Ltd.                   11,041,200  4,540,793             0.1%
    KWG Property Holding, Ltd.                                       10,280,950  7,386,923             0.2%
    Labixiaoxin Snacks Group, Ltd.                                    2,047,000    184,291             0.0%
    Lai Fung Holdings, Ltd.                                          27,157,614    461,959             0.0%
    Landing International Development, Ltd.                          11,495,000    346,336             0.0%
    Le Saunda Holdings, Ltd.                                          2,003,799    534,191             0.0%
    Lee & Man Chemical Co., Ltd.                                        998,785    435,948             0.0%
    Lee & Man Paper Manufacturing, Ltd.                               9,066,000  5,632,501             0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                                 355,000    458,353             0.0%
    Leoch International Technology, Ltd.                                953,000     73,290             0.0%
#   Lianhua Supermarket Holdings Co., Ltd. Class H                    2,353,600  1,098,872             0.0%
#   Lifetech Scientific Corp.                                         8,016,000  1,523,910             0.0%
    Lingbao Gold Co., Ltd. Class H                                      746,000    119,757             0.0%
    Livzon Pharmaceutical Group, Inc. Class H                           259,480  1,325,756             0.0%
#   Logan Property Holdings Co., Ltd.                                 1,664,000    698,322             0.0%
    Lonking Holdings, Ltd.                                           12,626,000  2,025,037             0.1%
    Loudong General Nice Resources China Holdings, Ltd.               7,941,140    676,299             0.0%
#   Maanshan Iron & Steel Co., Ltd. Class H                             358,000     76,642             0.0%
    Maoye International Holdings, Ltd.                                6,946,000    881,070             0.0%
#   Microport Scientific Corp.                                        1,794,000    747,232             0.0%
    MIE Holdings Corp.                                                5,958,000    788,856             0.0%
    MIN XIN Holdings, Ltd.                                              568,000    489,276             0.0%
#   Mingfa Group International Co., Ltd.                              7,108,000  1,701,071             0.0%
    Mingyuan Medicare Development Co., Ltd.                           6,950,000     77,386             0.0%
    Minmetals Land, Ltd.                                              6,966,000    715,856             0.0%
    Minth Group, Ltd.                                                 3,313,000  6,864,422             0.1%
#   MMG, Ltd.                                                         8,682,000  1,918,644             0.0%
    MOBI Development Co., Ltd.                                        1,014,000    166,549             0.0%
    Nan Hai Corp., Ltd.                                               5,500,000    115,902             0.0%
    Nature Home Holding Co., Ltd.                                       520,000     66,320             0.0%
#   NetDragon Websoft, Inc.                                             494,044  1,356,910             0.0%
    New World Department Store China, Ltd.                            2,838,462    472,802             0.0%
    Nine Dragons Paper Holdings, Ltd.                                10,759,000  7,099,210             0.2%
    North Mining Shares Co., Ltd.                                    15,820,000    170,914             0.0%
#   NVC Lighting Holding, Ltd.                                        7,010,000    913,491             0.0%
    O-Net Communications Group, Ltd.                                  1,175,000    344,286             0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                         1,484,183    668,512             0.0%
#   Pacific Online, Ltd.                                              2,548,365    849,789             0.0%
#   Parkson Retail Group, Ltd.                                        7,034,500  1,036,590             0.0%
#   PAX Global Technology, Ltd.                                       3,168,000  4,134,531             0.1%
    Peak Sport Products Co., Ltd.                                       318,000     95,568             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
CHINA -- (Continued)
#   Phoenix Healthcare Group Co., Ltd.                                 2,021,000 $ 3,055,256             0.1%
#   Phoenix Satellite Television Holdings, Ltd.                        6,938,000   1,665,327             0.0%
#   Poly Property Group Co., Ltd.                                     14,009,000   4,535,186             0.1%
    Pou Sheng International Holdings, Ltd.                            11,707,806   1,865,738             0.0%
    Powerlong Real Estate Holdings, Ltd.                               7,109,000   1,398,453             0.0%
#   Prosperity International Holdings HK, Ltd.                         5,020,000     148,161             0.0%
#   PW Medtech Group, Ltd.                                             3,367,000     703,812             0.0%
    Qingling Motors Co., Ltd. Class H                                  1,694,000     545,770             0.0%
    Qunxing Paper Holdings Co., Ltd.                                     669,913      32,672             0.0%
    Real Gold Mining, Ltd.                                               300,500      10,197             0.0%
#   Real Nutriceutical Group, Ltd.                                     3,249,000     419,193             0.0%
#   Renhe Commercial Holdings Co., Ltd.                               98,029,000   5,107,712             0.1%
#   REXLot Holdings, Ltd.                                             59,701,502   2,541,932             0.1%
    Road King Infrastructure, Ltd.                                     1,459,000   1,270,309             0.0%
    Samson Holding, Ltd.                                               3,499,000     441,633             0.0%
#   Sany Heavy Equipment International Holdings Co., Ltd.              6,295,000   1,528,914             0.0%
    Scud Group, Ltd.                                                   1,876,000      94,398             0.0%
    Semiconductor Manufacturing International Corp.                  118,116,000  10,942,227             0.2%
    Semiconductor Manufacturing International Corp. ADR                   31,979     148,702             0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                     2,074,500   1,157,957             0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H            6,392,000   4,397,040             0.1%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                     398,000     250,403             0.0%
    Shanghai Industrial Holdings, Ltd.                                 2,670,000   6,991,287             0.2%
#   Shanghai Industrial Urban Development Group, Ltd.                 11,340,000   2,200,471             0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    6,956,000   2,156,636             0.1%
    Shanghai Prime Machinery Co., Ltd. Class H                         4,814,000     839,565             0.0%
    Shanghai Zendai Property, Ltd.                                     8,390,000     219,365             0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.                              2,272,500      79,995             0.0%
    Shenguan Holdings Group, Ltd.                                      6,676,000     962,268             0.0%
    Shenzhen Expressway Co., Ltd. Class H                              4,024,400   3,095,993             0.1%
    Shenzhen International Holdings, Ltd.                              6,618,751  10,085,178             0.2%
    Shenzhen Investment, Ltd.                                         17,159,378   6,941,906             0.2%
    Shougang Concord International Enterprises Co., Ltd.              28,796,000   1,200,737             0.0%
#   Shougang Fushan Resources Group, Ltd.                             18,812,000   2,489,788             0.1%
#   Shui On Land, Ltd.                                                22,826,643   6,280,690             0.1%
    Shunfeng International Clean Energy, Ltd.                          7,226,000   2,308,691             0.1%
#   Sichuan Expressway Co., Ltd. Class H                               4,984,000   1,734,693             0.0%
    Sijia Group Co.                                                    1,076,350      35,690             0.0%
    Silver Grant International Industries, Ltd.                        4,622,000     624,365             0.0%
    SIM Technology Group, Ltd.                                         1,050,000      55,225             0.0%
#   Sino Oil And Gas Holdings, Ltd.                                   71,702,766   1,768,627             0.0%
    Sino-Ocean Land Holdings, Ltd.                                     5,247,104   3,029,507             0.1%
    Sinofert Holdings, Ltd.                                           13,929,327   2,446,731             0.1%
    Sinolink Worldwide Holdings, Ltd.                                 10,218,800   1,116,298             0.0%
#   SinoMedia Holding, Ltd.                                            1,126,000     358,900             0.0%
    Sinopec Engineering Group Co., Ltd. Class H                        1,669,000   1,436,816             0.0%
#   Sinopec Kantons Holdings, Ltd.                                     3,440,000   1,941,656             0.0%
#   Sinosoft Technology Group, Ltd.                                    2,418,000   1,370,836             0.0%
    Sinotrans Shipping, Ltd.                                           2,534,586     534,028             0.0%
    Sinotrans, Ltd. Class H                                            9,671,000   5,263,820             0.1%
    Sinotruk Hong Kong, Ltd.                                           4,031,000   1,677,850             0.0%
    SITC International Holdings Co., Ltd.                              4,836,000   2,476,044             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
CHINA -- (Continued)
#   Skyworth Digital Holdings, Ltd.                                  10,631,641 $7,868,244             0.2%
#   SMI Holdings Group, Ltd.                                         14,404,066  1,275,113             0.0%
#   SOHO China, Ltd.                                                  9,124,000  4,703,881             0.1%
    Solargiga Energy Holdings, Ltd.                                   5,815,000    167,917             0.0%
#   Sound Global, Ltd.                                                  193,000     38,600             0.0%
    Sparkle Roll Group, Ltd.                                          6,064,000    273,411             0.0%
    Springland International Holdings, Ltd.                           4,080,000  1,016,474             0.0%
#   SPT Energy Group, Inc.                                            4,844,000    472,392             0.0%
    SRE Group, Ltd.                                                  16,652,346    827,182             0.0%
#   SSY Group, Ltd.                                                  11,093,152  2,763,464             0.1%
    Sun King Power Electronics Group                                    446,000     55,673             0.0%
    Sunac China Holdings, Ltd.                                       11,569,000  7,109,945             0.2%
#   Sunny Optical Technology Group Co., Ltd.                          3,582,000  8,301,054             0.2%
    Synertone Communication Corp.                                    14,232,000    287,174             0.0%
    TCC International Holdings, Ltd.                                  9,734,647  1,928,836             0.0%
#   TCL Communication Technology Holdings, Ltd.                       3,352,198  2,499,391             0.1%
#   TCL Multimedia Technology Holdings, Ltd.                          3,700,510  1,652,979             0.0%
#   Technovator International, Ltd.                                     430,000    268,783             0.0%
#   Tenfu Cayman Holdings Co., Ltd.                                     185,000     68,015             0.0%
#   Tenwow International Holdings, Ltd.                               1,714,000    579,001             0.0%
    Texhong Textile Group, Ltd.                                       1,890,000  1,401,799             0.0%
#   Tian An China Investment Co., Ltd.                                1,383,000    828,879             0.0%
    Tian Shan Development Holdings, Ltd.                              1,600,000    670,892             0.0%
    Tiande Chemical Holdings, Ltd.                                       64,000     10,315             0.0%
#   Tiangong International Co., Ltd.                                  8,398,000    777,063             0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H  1,630,000  1,223,495             0.0%
    Tianjin Development Holdings, Ltd.                                1,696,000  1,098,338             0.0%
    Tianjin Jinran Public Utilities Co., Ltd. Class H                 2,970,000    332,894             0.0%
    Tianjin Port Development Holdings, Ltd.                          10,556,800  1,750,349             0.0%
    Tianneng Power International, Ltd.                                4,736,048  3,428,426             0.1%
#   Tibet 5100 Water Resources Holdings, Ltd.                         8,177,000  2,645,844             0.1%
    Time Watch Investments, Ltd.                                      1,456,000    228,486             0.0%
#   Tomson Group, Ltd.                                                1,178,575    258,300             0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H                      3,390,000  5,303,736             0.1%
#   Tongda Group Holdings, Ltd.                                      16,750,000  3,411,341             0.1%
    Tonly Electronics Holdings, Ltd.                                    431,176    266,575             0.0%
    Top Spring International Holdings, Ltd.                             292,500    121,712             0.0%
#   Towngas China Co., Ltd.                                           5,430,000  3,661,014             0.1%
    TPV Technology, Ltd.                                              4,981,964    729,425             0.0%
    Travelsky Technology, Ltd. Class H                                4,569,090  6,716,994             0.1%
    Trigiant Group, Ltd.                                              3,526,000    743,235             0.0%
    Trony Solar Holdings Co., Ltd.                                    1,757,000     26,750             0.0%
#   Truly International Holdings, Ltd.                                8,033,573  1,914,031             0.0%
    Uni-President China Holdings, Ltd.                                5,327,000  4,362,945             0.1%
    United Energy Group, Ltd.                                        13,424,450  1,810,726             0.0%
#   Universal Health International Group Holding, Ltd.                6,284,000  2,479,394             0.1%
#   V1 Group, Ltd.                                                   20,329,600  1,540,169             0.0%
    Wanguo International Mining Group, Ltd.                             118,000     42,171             0.0%
    Wasion Group Holdings, Ltd.                                       2,898,000  3,214,994             0.1%
    Weiqiao Textile Co. Class H                                       2,212,000    998,227             0.0%
    Welling Holding, Ltd.                                             6,026,000  1,006,894             0.0%
#   West China Cement, Ltd.                                          16,556,000  2,825,151             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
CHINA -- (Continued)
#   Wisdom Sports Group                                               4,072,000 $  2,121,649             0.1%
#   Wumart Stores, Inc. Class H                                       2,869,000    2,046,840             0.1%
#   Wuzhou International Holdings, Ltd.                               9,244,000    1,429,689             0.0%
#   Xiamen International Port Co., Ltd. Class H                       6,010,000    1,535,216             0.0%
    Xiao Nan Guo Restaurants Holdings, Ltd.                             792,000       75,311             0.0%
#   Xinchen China Power Holdings, Ltd.                                1,117,000      267,365             0.0%
    Xingda International Holdings, Ltd.                               5,577,000    1,224,573             0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H            1,802,103    1,515,379             0.0%
    Xinjiang Xinxin Mining Industry Co., Ltd. Class H                 4,629,598      517,281             0.0%
#   Xinyi Solar Holdings, Ltd.                                        5,954,000    2,359,285             0.1%
    Xiwang Special Steel Co., Ltd.                                    3,409,000      635,436             0.0%
    XTEP International Holdings, Ltd.                                 3,951,000    2,045,689             0.1%
    Yanchang Petroleum International, Ltd.                           27,560,000      873,247             0.0%
    Yingde Gases Group Co., Ltd.                                      6,350,500    2,821,999             0.1%
#   Yip's Chemical Holdings, Ltd.                                     1,844,000      756,551             0.0%
    Youyuan International Holdings, Ltd.                              2,170,070      719,039             0.0%
    Yuanda China Holdings, Ltd.                                      12,884,000      604,745             0.0%
    Yuexiu Property Co., Ltd.                                        47,444,284    8,174,158             0.2%
    Yuexiu Transport Infrastructure, Ltd.                             3,850,018    2,624,908             0.1%
#   Yuzhou Properties Co., Ltd.                                       7,527,120    1,794,713             0.0%
#   Zall Development Group, Ltd.                                     13,914,000    3,087,771             0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                         5,620,000    3,167,261             0.1%
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H           1,244,600      572,215             0.0%
    Zhong An Real Estate, Ltd.                                        6,952,400      760,240             0.0%
#   Zhongsheng Group Holdings, Ltd.                                   3,443,500    1,426,760             0.0%
    Zhuhai Holdings Investment Group, Ltd.                              768,000      110,563             0.0%
                                                                                ------------            ----
TOTAL CHINA                                                                      719,243,835            14.7%
                                                                                ------------            ----
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                                  155,005      698,780             0.0%
    Bolsa de Valores de Colombia                                     29,054,344      165,480             0.0%
    Celsia SA ESP                                                       762,291      786,762             0.0%
    Cemex Latam Holdings SA                                             753,660    2,622,331             0.1%
    Constructora Conconcreto SA                                         293,150      119,911             0.0%
    Corp. Financiera Colombiana SA(BYPK1V0)                                 271        3,540             0.0%
    Corp. Financiera Colombiana SA(B000C92)                              29,206      381,483             0.0%
    Empresa de Telecomunicaciones de Bogota                           2,521,327      517,842             0.0%
    Grupo Odinsa SA                                                      19,092       54,667             0.0%
    Interconexion Electrica SA ESP                                      309,221      740,764             0.0%
    Isagen SA ESP                                                     1,752,252    1,856,891             0.1%
    Mineros SA                                                          102,961       64,684             0.0%
                                                                                ------------            ----
TOTAL COLOMBIA                                                                     8,013,135             0.2%
                                                                                ------------            ----
GREECE -- (0.4%)
    Aegean Airlines SA                                                  246,576    1,914,401             0.1%
    Astir Palace Vouliagmeni SA                                          37,651       92,284             0.0%
    Athens Water Supply & Sewage Co. SA (The)                           135,905      862,773             0.0%
    Bank of Greece                                                      142,930    1,514,822             0.0%
    Ellaktor SA                                                         909,399    1,787,461             0.0%
    Elval Holdings SA                                                    61,004      106,587             0.0%
    Fourlis Holdings SA                                                 283,268      868,631             0.0%
    Frigoglass SAIC                                                     167,513      418,222             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
GREECE -- (Continued)
    GEK Terna Holding Real Estate Construction SA                      475,188 $   982,548             0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                      536,300   3,070,453             0.1%
    Iaso SA                                                            282,999     169,519             0.0%
    Intracom Holdings SA                                               664,642     245,659             0.0%
    Intralot SA-Integrated Lottery Systems & Services                  865,039   1,439,768             0.0%
    Lamda Development SA                                                92,510     469,499             0.0%
    Marfin Investment Group Holdings SA                              6,110,771     580,368             0.0%
    Metka SA                                                           188,510   1,810,985             0.1%
    Motor Oil Hellas Corinth Refineries SA                             257,718   3,180,027             0.1%
    Mytilineos Holdings SA                                             404,999   2,167,387             0.1%
    Piraeus Port Authority SA                                           42,172     742,893             0.0%
    Sarantis SA                                                         96,712     781,285             0.0%
    Terna Energy SA                                                    257,713     819,653             0.0%
                                                                               -----------             ---
TOTAL GREECE                                                                    24,025,225             0.5%
                                                                               -----------             ---
HONG KONG -- (0.0%)
    China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A   340,000      85,103             0.0%
*   Eternity Investment, Ltd.                                               --          --             0.0%
    Sino-I Technology, Ltd.                                          3,950,000      67,949             0.0%
                                                                               -----------             ---
TOTAL HONG KONG                                                                    153,052             0.0%
                                                                               -----------             ---
HUNGARY -- (0.0%)
#   FHB Mortgage Bank P.L.C.                                            27,009      66,875             0.0%
                                                                               -----------             ---
INDIA -- (12.7%)
    3M India, Ltd.                                                       5,887   1,052,489             0.0%
    Aarti Industries                                                   200,514   1,559,234             0.0%
    Aban Offshore, Ltd.                                                137,519     468,804             0.0%
    ABG Shipyard, Ltd.                                                 104,952     201,904             0.0%
    Accelya Kale Solutions, Ltd.                                         1,765      25,559             0.0%
    Adani Power, Ltd.                                                5,408,784   2,585,778             0.1%
    Advanta, Ltd.                                                      201,749   1,570,618             0.0%
    Aegis Logistics, Ltd.                                            1,171,370   1,822,857             0.0%
    Agro Tech Foods, Ltd.                                               62,964     562,966             0.0%
    AIA Engineering, Ltd.                                              229,359   3,361,986             0.1%
    Ajanta Pharma, Ltd.                                                312,626   7,369,743             0.2%
    Akzo Nobel India, Ltd.                                              71,693   1,473,039             0.0%
    Alembic Pharmaceuticals, Ltd.                                      571,962   5,924,706             0.1%
    Alembic, Ltd.                                                      624,014     406,998             0.0%
    Allahabad Bank                                                   1,121,891   1,283,990             0.0%
    Allcargo Logistics, Ltd.                                           185,553     894,441             0.0%
    Alok Industries, Ltd.                                            3,380,589     350,128             0.0%
    Alstom India, Ltd.                                                 183,901   1,743,359             0.0%
    Alstom T&D India, Ltd.                                             124,100     990,983             0.0%
    Amara Raja Batteries, Ltd.                                         596,481   8,233,317             0.2%
    Amtek Auto, Ltd.                                                   217,501     133,367             0.0%
    Anant Raj, Ltd.                                                    315,955     181,764             0.0%
    Andhra Bank                                                      1,292,581   1,289,964             0.0%
    Apar Industries, Ltd.                                               95,118     623,168             0.0%
    Apollo Hospitals Enterprise, Ltd.                                   65,541   1,314,322             0.0%
    Apollo Tyres, Ltd.                                               2,187,844   5,726,005             0.1%
    Arvind Infrastructure, Ltd.                                        181,595     169,520             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
INDIA -- (Continued)
    Arvind, Ltd.                                                     1,986,900 $ 8,423,181             0.2%
    Asahi India Glass, Ltd.                                            420,046   1,037,560             0.0%
    Ashok Leyland, Ltd.                                              8,562,959  12,246,273             0.3%
    Ashoka Buildcon, Ltd.                                               44,737     111,319             0.0%
    Astral Polytechnik, Ltd.                                            16,783     105,600             0.0%
    Atul, Ltd.                                                          82,071   2,122,009             0.1%
    Automotive Axles, Ltd.                                              11,656     115,912             0.0%
    Bajaj Corp., Ltd.                                                  382,136   2,386,433             0.1%
    Bajaj Electricals, Ltd.                                            143,101     539,260             0.0%
    Bajaj Finance, Ltd.                                                 36,778   2,921,968             0.1%
    Bajaj Finserv, Ltd.                                                 66,761   1,995,515             0.1%
    Bajaj Hindusthan Sugar, Ltd.                                       906,624     275,503             0.0%
    Bajaj Holdings & Investment, Ltd.                                  117,527   2,991,493             0.1%
    Balkrishna Industries, Ltd.                                        244,433   2,432,271             0.1%
    Ballarpur Industries, Ltd.                                       1,005,483     277,404             0.0%
    Balmer Lawrie & Co., Ltd.                                          117,876   1,044,839             0.0%
    Balrampur Chini Mills, Ltd.                                      1,374,241   1,281,443             0.0%
    Bank of India                                                    1,787,393   3,580,286             0.1%
    Bank Of Maharashtra                                                922,950     474,357             0.0%
    Bannari Amman Sugars, Ltd.                                          14,297     213,717             0.0%
    BASF India, Ltd.                                                    82,604   1,136,718             0.0%
    Bata India, Ltd.                                                   312,614   2,392,957             0.1%
    BEML, Ltd.                                                         269,474   4,795,890             0.1%
    Berger Paints India, Ltd.                                        2,012,622   6,841,515             0.2%
    Bhushan Steel, Ltd.                                                 85,019      57,187             0.0%
    Biocon, Ltd.                                                       595,447   4,124,057             0.1%
    Birla Corp., Ltd.                                                  160,261   1,052,483             0.0%
    Blue Dart Express, Ltd.                                             33,361   3,866,409             0.1%
    Blue Star, Ltd.                                                    257,725   1,554,624             0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                            958,407     959,996             0.0%
    Brigade Enterprises, Ltd.                                          181,455     424,800             0.0%
    Canara Bank                                                         92,433     388,443             0.0%
    Carborundum Universal, Ltd.                                        329,688     883,938             0.0%
    Castex Technologies, Ltd.                                          467,054     168,124             0.0%
    CCL Products India, Ltd.                                           508,280   1,698,688             0.0%
    Ceat, Ltd.                                                         255,249   4,198,305             0.1%
    Central Bank Of India                                              290,262     366,079             0.0%
    Century Plyboards India, Ltd.                                      515,785   1,387,431             0.0%
    Century Textiles & Industries, Ltd.                                729,171   6,156,642             0.1%
    Cera Sanitaryware, Ltd.                                              2,795      81,590             0.0%
    CESC, Ltd.                                                         635,283   5,647,631             0.1%
    Chambal Fertilizers & Chemicals, Ltd.                            1,262,558   1,108,050             0.0%
    Chennai Petroleum Corp., Ltd.                                      427,912   1,385,056             0.0%
    Chennai Super Kings Cricket, Ltd.                                1,658,632      57,111             0.0%
    Cholamandalam Investment and Finance Co., Ltd.                      85,988     828,241             0.0%
    City Union Bank, Ltd.                                            1,679,038   2,308,438             0.1%
    Clariant Chemicals India, Ltd.                                      67,559     794,983             0.0%
    Coromandel International, Ltd.                                     546,870   1,558,972             0.0%
    Corp. Bank                                                       1,358,435     903,840             0.0%
    Cox & Kings, Ltd.                                                  693,708   2,848,346             0.1%
    Credit Analysis & Research, Ltd.                                    13,145     263,085             0.0%
    CRISIL, Ltd.                                                        65,030   1,939,226             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
INDIA -- (Continued)
    Crompton Greaves, Ltd.                                            3,403,119 $9,041,818             0.2%
    Cyient, Ltd.                                                        367,555  3,012,468             0.1%
    Dalmia Bharat, Ltd.                                                 109,758  1,186,736             0.0%
    DB Corp., Ltd.                                                       43,770    218,293             0.0%
    DB Realty, Ltd.                                                     852,641    807,482             0.0%
    DCB Bank, Ltd.                                                    2,095,745  2,763,252             0.1%
    DCM Shriram, Ltd.                                                   260,162    517,463             0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                     236,651    526,495             0.0%
    Delta Corp., Ltd.                                                   740,999    950,495             0.0%
    DEN Networks, Ltd.                                                  437,090    759,042             0.0%
    Dena Bank                                                         1,121,962    718,849             0.0%
    Dewan Housing Finance Corp., Ltd.                                   193,099    661,164             0.0%
    Dhanuka Agritech, Ltd.                                                4,439     30,176             0.0%
    Dish TV India, Ltd.                                               4,089,775  6,614,825             0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                           544,095  3,023,321             0.1%
    Dynamatic Technologies, Ltd.                                          7,303    256,599             0.0%
    eClerx Services, Ltd.                                               102,711  2,853,083             0.1%
    Edelweiss Financial Services, Ltd.                                1,730,599  1,574,333             0.0%
    EID Parry India, Ltd.                                               554,496  1,478,760             0.0%
    EIH, Ltd.                                                           970,175  1,704,676             0.0%
    Electrosteel Castings, Ltd.                                         607,641    175,207             0.0%
    Elgi Equipments, Ltd.                                               238,521    504,236             0.0%
    Emami, Ltd.                                                         101,259  1,660,258             0.0%
    Engineers India, Ltd.                                               777,421  2,316,330             0.1%
    Entertainment Network India, Ltd.                                    63,506    648,191             0.0%
    Eros International Media, Ltd.                                      285,043  1,202,398             0.0%
    Escorts, Ltd.                                                       754,964  2,026,486             0.1%
    Essar Oil, Ltd.                                                   1,336,723  3,870,803             0.1%
    Essar Ports, Ltd.                                                   514,193    909,541             0.0%
    Essel Propack, Ltd.                                                 492,684  1,197,470             0.0%
    Eveready Industries India, Ltd.                                     220,779    928,567             0.0%
    Exide Industries, Ltd.                                            2,409,364  5,536,971             0.1%
    FAG Bearings India, Ltd.                                             33,586  2,132,913             0.1%
    FDC, Ltd.                                                           459,784  1,684,864             0.0%
    Federal Bank, Ltd.                                                9,711,220  8,009,866             0.2%
    Federal-Mogul Goetze India, Ltd.                                     72,593    400,909             0.0%
    Finolex Cables, Ltd.                                                771,546  2,973,213             0.1%
    Finolex Industries, Ltd.                                            412,713  1,969,312             0.1%
    Firstsource Solutions, Ltd.                                       2,197,171  1,081,332             0.0%
    Fortis Healthcare, Ltd.                                           1,040,791  2,456,019             0.1%
    Future Consumer Enterprise, Ltd.                                  5,075,479  1,429,015             0.0%
    Future Retail, Ltd.                                                 976,270  1,758,023             0.0%
    Gabriel India, Ltd.                                                 583,153    795,871             0.0%
    Gammon Infrastructure Projects, Ltd.                                491,684     55,807             0.0%
    Gateway Distriparks, Ltd.                                           622,489  3,181,206             0.1%
    Gati, Ltd.                                                          220,146    487,697             0.0%
    GHCL, Ltd.                                                          112,025    246,813             0.0%
    Gillette India, Ltd.                                                 14,470  1,074,927             0.0%
    Global Offshore Services, Ltd.                                       80,472    482,118             0.0%
    GMR Infrastructure, Ltd.                                         15,924,296  3,166,818             0.1%
    Godfrey Phillips India, Ltd.                                         34,724    497,095             0.0%
    Godrej Industries, Ltd.                                             291,266  1,751,636             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Godrej Properties, Ltd.                                            473,866 $2,484,278             0.1%
    Granules India, Ltd.                                               394,551    890,177             0.0%
    Graphite India, Ltd.                                               397,865    442,096             0.0%
    Great Eastern Shipping Co., Ltd. (The)                             537,311  3,094,249             0.1%
    Greaves Cotton, Ltd.                                               699,261  1,335,494             0.0%
    Greenply Industries, Ltd.                                              803     11,331             0.0%
    Grindwell Norton, Ltd.                                              22,877    257,649             0.0%
    Gruh Finance, Ltd.                                                 303,256  1,190,341             0.0%
    Gujarat Alkalies & Chemicals, Ltd.                                 194,312    497,796             0.0%
    Gujarat Fluorochemicals, Ltd.                                      220,265  2,169,794             0.1%
    Gujarat Gas, Ltd.                                                  319,983  2,727,531             0.1%
    Gujarat Industries Power Co., Ltd.                                  98,741    116,502             0.0%
    Gujarat Mineral Development Corp., Ltd.                            803,287    896,654             0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.               266,808    249,619             0.0%
    Gujarat Pipavav Port, Ltd.                                       1,085,407  2,682,144             0.1%
    Gujarat State Fertilisers & Chemicals, Ltd.                        969,096  1,071,885             0.0%
    Gujarat State Petronet, Ltd.                                     1,629,507  3,233,282             0.1%
    Gulf Oil Corp., Ltd.                                                76,450    169,839             0.0%
    Gulf Oil Lubricants India, Ltd.                                     76,450    568,971             0.0%
    GVK Power & Infrastructure, Ltd.                                 6,740,898    825,122             0.0%
    Hathway Cable & Datacom, Ltd.                                    1,923,827  1,209,722             0.0%
    Havells India, Ltd.                                              2,134,174  8,289,534             0.2%
    HEG, Ltd.                                                           68,820    171,031             0.0%
    HeidelbergCement India, Ltd.                                       836,118    965,949             0.0%
    Hexa Tradex, Ltd.                                                   56,891     14,584             0.0%
    Hexaware Technologies, Ltd.                                      1,734,722  6,323,067             0.1%
    Hikal, Ltd.                                                         77,780    150,493             0.0%
    Himachal Futuristic Communications, Ltd.                         5,579,427  1,346,962             0.0%
    Himatsingka Seide, Ltd.                                             40,402    126,238             0.0%
    Hinduja Global Solutions, Ltd.                                      15,689    112,745             0.0%
    Hinduja Ventures, Ltd.                                              27,826    175,391             0.0%
    Hindustan Construction Co., Ltd.                                 1,572,759    637,023             0.0%
    Hitachi Home & Life Solutions India, Ltd.                           64,496  1,324,143             0.0%
    Honeywell Automation India, Ltd.                                    13,522  1,963,374             0.1%
    Hotel Leela Venture, Ltd.                                          149,324     45,658             0.0%
    Housing Development & Infrastructure, Ltd.                       3,112,488  3,413,125             0.1%
    HSIL, Ltd.                                                         208,737    891,778             0.0%
    HT Media, Ltd.                                                     547,350    693,314             0.0%
    Huhtamaki PPL, Ltd.                                                117,975    479,643             0.0%
    ICRA, Ltd.                                                           2,173    127,851             0.0%
    IDBI Bank, Ltd.                                                  3,911,420  5,082,557             0.1%
    IFB Industries, Ltd.                                                20,210    163,759             0.0%
    IFCI, Ltd.                                                         670,192    271,619             0.0%
    IIFL Holdings, Ltd.                                              1,432,284  4,208,127             0.1%
    IL&FS Transportation Networks, Ltd.()                              201,763    277,889             0.0%
    IL&FS Transportation Networks, Ltd.(B3PHKL7)                       605,289    858,463             0.0%
    India Cements, Ltd.                                              1,658,632  1,977,906             0.1%
    Indian Bank                                                        735,784  1,402,706             0.0%
    Indian Hotels Co., Ltd.                                          2,876,440  4,379,528             0.1%
    Indian Overseas Bank                                             1,582,099    848,996             0.0%
    Indoco Remedies, Ltd.                                              294,727  1,468,317             0.0%
    Indraprastha Gas, Ltd.                                             366,128  2,729,219             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
INDIA -- (Continued)
    Info Edge India, Ltd.                                                97,046 $1,119,607             0.0%
    Ingersoll-Rand India, Ltd.                                           89,008  1,060,813             0.0%
    Inox Leisure, Ltd.                                                  361,585  1,252,169             0.0%
    Intellect Design Arena, Ltd.                                        628,348  2,373,261             0.1%
    Ipca Laboratories, Ltd.                                             375,952  4,514,074             0.1%
    IRB Infrastructure Developers, Ltd.                               1,690,879  6,353,270             0.1%
    ITD Cementation India, Ltd.                                         144,983    226,763             0.0%
    J Kumar Infraprojects, Ltd.                                           7,608     88,522             0.0%
    Jagran Prakashan, Ltd.                                              787,472  1,688,831             0.0%
    Jai Corp., Ltd.                                                     104,735     85,663             0.0%
    Jain Irrigation Systems, Ltd.                                     3,227,194  3,035,773             0.1%
    Jaiprakash Associates, Ltd.                                      11,791,056  2,423,067             0.1%
    Jaiprakash Power Ventures, Ltd.                                   6,325,569    670,614             0.0%
    Jammu & Kashmir Bank, Ltd. (The)                                  2,152,390  2,759,784             0.1%
    Jaypee Infratech, Ltd.                                            3,746,133    738,756             0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                                264,873  1,156,703             0.0%
    JBF Industries, Ltd.                                                210,765    702,310             0.0%
    Jindal Poly Films, Ltd.                                             120,722  1,009,863             0.0%
    Jindal Saw, Ltd.                                                  1,200,649  1,190,919             0.0%
    Jindal South West Holdings, Ltd.                                     21,339    309,588             0.0%
    Jindal Steel & Power, Ltd.                                        3,052,619  3,705,126             0.1%
    JK Cement, Ltd.                                                     195,528  2,020,170             0.1%
    JK Lakshmi Cement, Ltd.                                             493,007  2,838,796             0.1%
    JK Tyre & Industries, Ltd.                                        1,051,099  1,628,015             0.0%
    JM Financial, Ltd.                                                2,124,332  1,327,482             0.0%
    JSW Energy, Ltd.                                                  2,132,544  3,031,490             0.1%
    Jubilant Foodworks, Ltd.                                            325,974  7,301,652             0.2%
    Jubilant Life Sciences, Ltd.                                        505,015  3,147,334             0.1%
    Just Dial, Ltd.                                                     172,707  2,119,492             0.1%
    Jyothy Laboratories, Ltd.                                           415,956  1,962,802             0.1%
    Kajaria Ceramics, Ltd.                                              322,754  4,486,011             0.1%
    Kakinada Fertilizers, Ltd.                                          632,948     20,361             0.0%
    Kalpataru Power Transmission, Ltd.                                  480,876  1,910,450             0.1%
    Kansai Nerolac Paints, Ltd.                                         391,115  1,496,409             0.0%
    Karnataka Bank, Ltd. (The)                                        1,022,706  2,010,050             0.1%
    Karur Vysya Bank, Ltd. (The)                                        453,174  2,915,953             0.1%
    Kaveri Seed Co., Ltd.                                               202,438  1,551,241             0.0%
    KAYA, Ltd.                                                            6,469    105,928             0.0%
    KEC International, Ltd.                                             605,746  1,237,357             0.0%
    Kesoram Industries, Ltd.                                            270,075    334,600             0.0%
    Kewal Kiran Clothing, Ltd.                                            1,598     51,618             0.0%
    Kirloskar Brothers, Ltd.                                                817      2,183             0.0%
    Kirloskar Oil Engines, Ltd.                                         237,212    981,489             0.0%
    Kitex Garments, Ltd.                                                 14,246    155,540             0.0%
    Kolte-Patil Developers, Ltd.                                        193,641    517,890             0.0%
    Kotak Mahindra Bank, Ltd.                                             2,261     23,698             0.0%
    KPIT Technologies, Ltd.                                           1,019,605  2,132,097             0.1%
    KRBL, Ltd.                                                          502,524  1,600,951             0.0%
    KSB Pumps, Ltd.                                                      51,306    476,703             0.0%
    KSK Energy Ventures, Ltd.                                           203,720    116,777             0.0%
    L&T Finance Holdings, Ltd.                                          699,864    710,923             0.0%
    Lakshmi Machine Works, Ltd.                                          28,046  1,540,235             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Lakshmi Vilas Bank, Ltd. (The)                                     567,741 $  741,329             0.0%
    Lanco Infratech, Ltd.                                            4,907,406    348,324             0.0%
    Mahanagar Telephone Nigam, Ltd.                                    573,802    162,382             0.0%
    Maharashtra Seamless, Ltd.                                         210,955    507,332             0.0%
    Mahindra & Mahindra Financial Services, Ltd.                       296,832  1,028,730             0.0%
    Mahindra CIE Automotive, Ltd.                                       95,547    367,318             0.0%
    Mahindra Holidays & Resorts India, Ltd.                            233,302  1,387,851             0.0%
    Mahindra Lifespace Developers, Ltd.                                119,476    928,022             0.0%
    Majesco, Ltd.                                                       47,137    265,820             0.0%
    Manappuram Finance, Ltd.                                           271,573     99,361             0.0%
    Mandhana Industries, Ltd.                                           29,890    123,195             0.0%
    Mangalore Refinery & Petrochemicals, Ltd.                        1,776,908  1,488,594             0.0%
    Marksans Pharma, Ltd.                                               71,520    106,409             0.0%
    MAX India, Ltd.                                                    931,335  7,495,593             0.2%
    Mayur Uniquoters, Ltd.                                              11,304     73,133             0.0%
    McLeod Russel India, Ltd.                                          494,570  1,299,482             0.0%
    Merck, Ltd.                                                         46,217    545,677             0.0%
    MindTree, Ltd.                                                     369,188  8,860,991             0.2%
    Mirza International, Ltd.                                           28,345     55,232             0.0%
    MOIL, Ltd.                                                          74,503    242,279             0.0%
    Monsanto India, Ltd.                                                55,175  1,997,792             0.1%
    Motherson Sumi Systems, Ltd.                                       276,132  1,038,864             0.0%
    Motilal Oswal Financial Services, Ltd.                              50,388    254,107             0.0%
    Mphasis, Ltd.                                                      493,307  3,557,345             0.1%
    MPS, Ltd.                                                           23,634    271,595             0.0%
    MRF, Ltd.                                                            9,763  5,930,912             0.1%
    Muthoot Finance, Ltd.                                               42,270    116,993             0.0%
    Natco Pharma, Ltd.                                                 123,350  4,821,297             0.1%
    National Aluminium Co., Ltd.                                     1,594,746    938,551             0.0%
    Nava Bharat Ventures, Ltd.                                          13,117     30,535             0.0%
    Navneet Education, Ltd.                                            676,542    918,032             0.0%
    NCC, Ltd.                                                        5,397,767  6,630,508             0.1%
    NESCO, Ltd.                                                         41,009    917,037             0.0%
    NIIT Technologies, Ltd.                                            317,567  2,742,063             0.1%
    NIIT, Ltd.                                                         231,191    331,131             0.0%
    Nilkamal, Ltd.                                                      28,069    430,163             0.0%
    Nirvikara Paper Mills, Ltd.                                         25,924     21,444             0.0%
    Nitin Fire Protection Industries, Ltd.                             392,998    236,660             0.0%
    Oberoi Realty, Ltd.                                                446,364  1,934,322             0.1%
    OCL India, Ltd.                                                     67,894    524,804             0.0%
    OMAXE, Ltd.                                                        488,631  1,007,310             0.0%
    Orient Cement, Ltd.                                                355,105    879,540             0.0%
    Oriental Bank of Commerce                                          588,747  1,208,956             0.0%
    Page Industries, Ltd.                                               28,392  6,083,534             0.1%
    Parsvnath Developers, Ltd.                                         242,960     65,823             0.0%
    PC Jeweller, Ltd.                                                  451,533  3,064,848             0.1%
    Peninsula Land, Ltd.                                               379,664    136,183             0.0%
    Persistent Systems, Ltd.                                           233,146  2,302,482             0.1%
    Petronet LNG, Ltd.                                               1,512,991  4,495,111             0.1%
    Pfizer, Ltd.                                                        89,525  3,481,954             0.1%
    Phoenix Mills, Ltd. (The)                                          288,994  1,467,346             0.0%
    PI Industries, Ltd.                                                411,000  4,194,643             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Pidilite Industries, Ltd.                                           35,725 $  308,696             0.0%
    Pipavav Defence & Offshore Engineering Co., Ltd.                 1,532,809  1,340,341             0.0%
    Piramal Enterprises, Ltd.                                          232,114  3,337,209             0.1%
    Plethico Pharmaceuticals, Ltd.                                      22,327      7,254             0.0%
    Polaris Consulting & Services, Ltd.                                446,624  1,307,864             0.0%
    Praj Industries, Ltd.                                              487,830    645,783             0.0%
    Prestige Estates Projects, Ltd.                                    518,598  1,603,090             0.0%
    Prism Cement, Ltd.                                                 645,641    915,117             0.0%
    PTC India Financial Services, Ltd.                               2,001,598  1,449,144             0.0%
    PTC India, Ltd.                                                  1,848,649  1,831,969             0.0%
    Punj Lloyd, Ltd.                                                   450,109    175,679             0.0%
    Punjab & Sind Bank                                                 339,110    190,135             0.0%
    Puravankara Projects, Ltd.                                         389,976    376,327             0.0%
    PVR, Ltd.                                                           43,429    553,864             0.0%
    Radico Khaitan, Ltd.                                               411,814    640,386             0.0%
    Rain Industries, Ltd.                                            1,027,104    578,640             0.0%
    Rajesh Exports, Ltd.                                               106,849  1,046,874             0.0%
    Rallis India, Ltd.                                                 714,734  2,260,527             0.1%
    Ramco Cements, Ltd. (The)                                          568,647  3,200,509             0.1%
    Ramco Systems, Ltd.                                                 18,804    216,422             0.0%
    Ratnamani Metals & Tubes, Ltd.                                      48,826    479,621             0.0%
    RattanIndia Power, Ltd.                                             24,349      3,008             0.0%
    Raymond, Ltd.                                                      257,690  1,647,823             0.0%
    Redington India, Ltd.                                            1,587,041  2,853,476             0.1%
    REI Agro, Ltd.                                                   2,301,465     17,798             0.0%
    Relaxo Footwears, Ltd.                                              64,016    510,986             0.0%
    Reliance Communications, Ltd.                                    2,665,243  3,041,404             0.1%
    Reliance Infrastructure, Ltd.                                      979,094  5,915,786             0.1%
    Reliance Power, Ltd.                                             4,170,836  3,204,185             0.1%
    Repco Home Finance, Ltd.                                            28,671    310,137             0.0%
    Rolta India, Ltd.                                                  839,332  1,265,355             0.0%
    Ruchi Soya Industries, Ltd.                                        838,664    405,635             0.0%
    Sadbhav Engineering, Ltd.                                          324,547  1,576,743             0.0%
    Sanghvi Movers, Ltd.                                                18,630     93,869             0.0%
    Sanofi India, Ltd.                                                  32,717  2,248,801             0.1%
    Shasun Pharmaceuticals, Ltd.                                       147,908    904,962             0.0%
    Shipping Corp. of India, Ltd.                                      960,318  1,151,714             0.0%
    Shoppers Stop, Ltd.                                                 20,428    122,665             0.0%
    Shree Renuka Sugars, Ltd.                                        1,879,912    331,214             0.0%
    Shriram City Union Finance, Ltd.                                     3,387     94,996             0.0%
    Shyam Century Ferrous, Ltd.                                        137,796     19,912             0.0%
    Simplex Infrastructures, Ltd.                                      101,949    514,912             0.0%
    Sintex Industries, Ltd.                                          3,190,023  4,909,994             0.1%
    SITI Cable Network, Ltd.                                         1,195,638    611,991             0.0%
    SJVN, Ltd.                                                       2,649,335  1,165,632             0.0%
    SKF India, Ltd.                                                    129,552  2,517,116             0.1%
    SKS Microfinance, Ltd.                                               8,440     55,261             0.0%
    SML ISUZU, Ltd.                                                     50,670  1,030,966             0.0%
    Sobha, Ltd.                                                        386,496  1,924,754             0.1%
    Solar Industries India, Ltd.                                        25,572  1,307,466             0.0%
    Sona Koyo Steering Systems, Ltd.                                   301,545    291,552             0.0%
    Sonata Software, Ltd.                                              376,845    898,209             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
INDIA -- (Continued)
    South Indian Bank, Ltd. (The)                                     5,721,659 $1,796,095             0.0%
    SREI Infrastructure Finance, Ltd.                                   524,012    359,203             0.0%
    SRF, Ltd.                                                           206,672  4,180,247             0.1%
    Star Ferro and Cement, Ltd.                                         137,796    282,099             0.0%
    State Bank of Bikaner & Jaipur                                      144,460  1,157,158             0.0%
    State Bank of Travancore                                            104,431    671,412             0.0%
    Sterlite Technologies, Ltd.                                       1,331,572  1,903,149             0.1%
    Strides Arcolab, Ltd.                                               307,503  6,053,279             0.1%
    Styrolution ABS India, Ltd.                                          23,441    284,062             0.0%
    Sun Pharma Advanced Research Co., Ltd.                              116,823    689,525             0.0%
    Sun TV Network, Ltd.                                                404,392  2,446,122             0.1%
    Sundaram Finance, Ltd.                                               29,582    672,679             0.0%
    Sundaram-Clayton, Ltd.                                                3,890    111,294             0.0%
    Sundram Fasteners, Ltd.                                             614,751  1,564,077             0.0%
    Sunteck Realty, Ltd.                                                  7,106     24,336             0.0%
    Suprajit Engineering, Ltd.                                           24,855     53,366             0.0%
    Supreme Industries, Ltd.                                            288,382  2,777,405             0.1%
    Supreme Petrochem, Ltd.                                             103,075    163,246             0.0%
    Surana Industries, Ltd.                                               8,457      1,047             0.0%
    Swaraj Engines, Ltd.                                                 14,398    207,118             0.0%
    Syndicate Bank                                                    1,305,063  1,877,165             0.1%
    TAKE Solutions, Ltd.                                                257,334    691,285             0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                                 136,766    428,492             0.0%
    Tata Chemicals, Ltd.                                                471,788  2,945,639             0.1%
    Tata Communications, Ltd.                                           879,044  5,749,149             0.1%
    Tata Consultancy Services, Ltd.                                      51,585  1,970,457             0.1%
    Tata Elxsi, Ltd.                                                    255,993  7,108,004             0.2%
    Tata Global Beverages, Ltd.                                       3,480,804  7,143,668             0.2%
    Tata Sponge Iron, Ltd.                                               21,337    158,774             0.0%
    Tata Teleservices Maharashtra, Ltd.                               4,512,759    489,961             0.0%
    Techno Electric & Engineering Co., Ltd.                             119,967    886,097             0.0%
    Texmaco Rail & Engineering, Ltd.                                    333,325    663,481             0.0%
    Thermax, Ltd.                                                       301,081  3,918,925             0.1%
    Tide Water Oil Co India, Ltd.                                           347     93,651             0.0%
    Time Technoplast, Ltd.                                              461,614    394,740             0.0%
    Timken India, Ltd.                                                  186,006  1,669,286             0.0%
    Titagarh Wagons, Ltd.                                               675,667  1,142,116             0.0%
    Torrent Pharmaceuticals, Ltd.                                       365,996  8,561,908             0.2%
    Torrent Power, Ltd.                                               1,002,833  2,991,984             0.1%
    Transport Corp. of India, Ltd.                                      244,707  1,050,868             0.0%
    Tree House Education and Accessories, Ltd.                          164,025    681,556             0.0%
    Trent, Ltd.                                                          44,915    957,468             0.0%
    Triveni Turbine, Ltd.                                               505,097    838,707             0.0%
    TTK Prestige, Ltd.                                                   39,748  2,707,098             0.1%
    Tube Investments of India, Ltd.                                     517,575  3,127,911             0.1%
    TV18 Broadcast, Ltd.                                              4,553,664  2,230,801             0.1%
    TVS Motor Co., Ltd.                                               2,128,314  8,649,681             0.2%
    UCO Bank                                                          1,352,675  1,051,674             0.0%
    Uflex, Ltd.                                                         219,961    600,499             0.0%
    Unichem Laboratories, Ltd.                                          341,606  1,464,321             0.0%
    Union Bank of India                                               2,801,165  6,662,091             0.1%
    Unitech, Ltd.                                                    12,950,453  1,500,090             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE++    OF NET ASSETS**
                                                                     ----------- ------------ ---------------
INDIA -- (Continued)
    UPL, Ltd.                                                          1,183,094 $  8,284,303             0.2%
    Usha Martin, Ltd.                                                    600,925      149,206             0.0%
    V-Guard Industries, Ltd.                                              96,893    1,324,782             0.0%
    VA Tech Wabag, Ltd.                                                  268,108    2,595,339             0.1%
    Vaibhav Global, Ltd.                                                   3,689       27,275             0.0%
    Vakrangee, Ltd.                                                      933,077    1,856,533             0.0%
    Vardhman Textiles, Ltd.                                              158,407    1,764,885             0.0%
    Vesuvius India, Ltd.                                                   1,802       19,354             0.0%
    Videocon Industries, Ltd.                                            913,085    1,870,662             0.0%
    Vijaya Bank                                                        2,025,328    1,134,314             0.0%
    Vinati Organics, Ltd.                                                  7,383       48,620             0.0%
    VIP Industries, Ltd.                                                 865,686    1,293,405             0.0%
    Voltas, Ltd.                                                       1,586,434    6,841,071             0.2%
    VST Industries, Ltd.                                                  25,647      631,909             0.0%
    WABCO India, Ltd.                                                     21,618    2,186,468             0.1%
    Welspun Corp., Ltd.                                                  826,716    1,279,113             0.0%
    Welspun Enterprises, Ltd.                                            423,792      342,025             0.0%
    Welspun India, Ltd.                                                  208,061    2,275,377             0.1%
    Whirlpool of India, Ltd.                                               4,128       40,277             0.0%
    Wockhardt, Ltd.                                                      216,153    4,951,241             0.1%
    Zensar Technologies, Ltd.                                            120,339    1,764,605             0.0%
    Zuari Agro Chemicals, Ltd.                                            42,970      104,754             0.0%
    Zydus Wellness, Ltd.                                                 110,295    1,442,623             0.0%
                                                                                 ------------            ----
TOTAL INDIA                                                                       716,259,406            14.6%
                                                                                 ------------            ----
INDONESIA -- (2.4%)
    Ace Hardware Indonesia Tbk PT                                     44,571,100    2,169,796             0.1%
    Adaro Energy Tbk PT                                                3,012,300      130,216             0.0%
    Adhi Karya Persero Tbk PT                                         32,012,188    5,191,865             0.1%
    Agung Podomoro Land Tbk PT                                        89,645,200    1,803,484             0.1%
    Alam Sutera Realty Tbk PT                                         94,177,600    2,662,120             0.1%
    Aneka Tambang Persero Tbk PT                                     100,038,038    2,751,961             0.1%
    Arwana Citramulia Tbk PT                                          27,047,300      860,548             0.0%
    Asahimas Flat Glass Tbk PT                                           983,000      483,631             0.0%
    Astra Graphia Tbk PT                                               2,211,000      273,441             0.0%
    Bakrie and Brothers Tbk PT                                       183,281,500      669,521             0.0%
    Bakrie Sumatera Plantations Tbk PT                                58,428,800      213,439             0.0%
    Bakrie Telecom Tbk PT                                             80,514,398      294,116             0.0%
    Bakrieland Development Tbk PT                                    115,260,650      421,043             0.0%
    Bank Bukopin Tbk                                                  35,251,066    1,800,757             0.1%
    Bank Pan Indonesia Tbk PT                                         14,545,400      985,168             0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT              30,623,700    1,689,797             0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                          1,073,500       33,892             0.0%
    Bank Tabungan Negara Persero Tbk PT                               59,917,549    5,170,196             0.1%
    Barito Pacific Tbk PT                                             10,694,100      102,661             0.0%
    Bekasi Fajar Industrial Estate Tbk PT                             11,583,900      321,376             0.0%
    Benakat Integra Tbk PT                                           161,498,600      846,474             0.0%
    Berau Coal Energy Tbk PT                                          40,089,600      180,129             0.0%
*   Berlian Laju Tanker Tbk PT                                        35,106,366           --             0.0%
    BISI International Tbk PT                                         14,743,000    1,288,049             0.0%
    Budi Starch & Sweetener Tbk PT                                     5,947,000       30,365             0.0%
    Bumi Resources Minerals Tbk PT                                     7,554,800       27,603             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ----------- ---------- ---------------
INDONESIA -- (Continued)
    Bumi Resources Tbk PT                                            111,592,600 $  407,334             0.0%
    Bumi Teknokultura Unggul Tbk PT                                      895,600    104,788             0.0%
    Central Proteina Prima Tbk PT                                      6,944,300     25,344             0.0%
    Ciputra Development Tbk PT                                        51,502,659  4,064,067             0.1%
    Ciputra Property Tbk PT                                           31,257,485  1,059,135             0.0%
    Ciputra Surya Tbk PT                                               7,901,298  1,304,313             0.0%
    Citra Marga Nusaphala Persada Tbk PT                              15,488,875  1,862,098             0.1%
    Clipan Finance Indonesia Tbk PT                                    1,482,000     29,252             0.0%
    Darma Henwa Tbk PT                                                57,413,100    209,728             0.0%
*   Davomas Abadi Tbk PT                                              11,631,700         --             0.0%
    Delta Dunia Makmur Tbk PT                                         22,650,000    108,625             0.0%
    Eagle High Plantations Tbk PT                                     90,930,800  1,557,841             0.0%
    Elnusa Tbk PT                                                     43,451,600  1,088,792             0.0%
    Energi Mega Persada Tbk PT                                       314,211,800  1,145,486             0.0%
    Erajaya Swasembada Tbk PT                                         14,532,000    676,633             0.0%
    Eureka Prima Jakarta Tbk PT                                        2,608,400     97,148             0.0%
    Ever Shine Textile Tbk PT                                          3,654,640     53,401             0.0%
    Exploitasi Energi Indonesia Tbk PT                                38,209,100    139,667             0.0%
    Express Transindo Utama Tbk PT                                     5,438,500     90,615             0.0%
    Fajar Surya Wisesa Tbk PT                                            672,500     56,237             0.0%
    Gajah Tunggal Tbk PT                                              19,647,800    844,481             0.0%
    Garuda Indonesia Persero Tbk PT                                   38,516,149    898,337             0.0%
    Global Mediacom Tbk PT                                            13,971,600    884,887             0.0%
    Golden Eagle Energy Tbk PT                                         8,151,350    203,875             0.0%
    Hanson International Tbk PT                                       46,816,700  2,305,405             0.1%
    Harum Energy Tbk PT                                                7,947,000    490,205             0.0%
    Hexindo Adiperkasa Tbk PT                                          1,347,000    170,509             0.0%
    Holcim Indonesia Tbk PT                                            5,322,900    406,916             0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                              20,906,200  1,258,827             0.0%
    Indika Energy Tbk PT                                              13,853,000    183,800             0.0%
    Indo Tambangraya Megah Tbk PT                                      1,701,100  1,048,666             0.0%
    Indo-Rama Synthetics Tbk PT                                          440,400     25,735             0.0%
    Indomobil Sukses Internasional Tbk PT                                 33,000      7,203             0.0%
    Indosat Tbk PT                                                        43,400     13,275             0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                       2,282,000     80,380             0.0%
    Inovisi Infracom Tbk PT                                            1,806,467      5,791             0.0%
    Intiland Development Tbk PT                                       61,059,532  2,245,775             0.1%
    Japfa Comfeed Indonesia Tbk PT                                    39,099,400  1,253,492             0.0%
    Jaya Real Property Tbk PT                                          9,837,500    584,643             0.0%
    Kawasan Industri Jababeka Tbk PT                                 169,792,179  2,508,441             0.1%
    Krakatau Steel Persero Tbk PT                                     17,080,200    388,490             0.0%
    Kresna Graha Sekurindo Tbk PT                                      5,981,200  1,088,250             0.0%
    Lippo Cikarang Tbk PT                                              4,260,300  2,482,182             0.1%
    Malindo Feedmill Tbk PT                                            8,169,600    664,419             0.0%
    Matahari Putra Prima Tbk PT                                        8,391,928  1,373,317             0.0%
    Mayora Indah Tbk PT                                                2,885,750  5,755,394             0.1%
    Medco Energi Internasional Tbk PT                                 13,524,900  1,059,706             0.0%
    Mitra Adiperkasa Tbk PT                                            8,080,400  2,032,897             0.1%
    Mitra Pinasthika Mustika Tbk PT                                    4,326,800    166,812             0.0%
    MNC Investama Tbk PT                                             182,915,400  2,788,599             0.1%
    MNC Sky Vision Tbk PT                                              1,540,200    144,904             0.0%
    Modernland Realty Tbk PT                                          82,147,400  2,935,208             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ----------- ---------- ---------------
INDONESIA -- (Continued)
    Multipolar Tbk PT                                                 62,760,900 $1,498,152             0.0%
    Multistrada Arah Sarana Tbk PT                                     6,288,800    104,453             0.0%
    Nippon Indosari Corpindo Tbk PT                                   17,048,800  1,485,949             0.0%
    Nusantara Infrastructure Tbk PT                                  107,773,500    935,418             0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                   1,265,900     44,988             0.0%
    Pakuwon Jati Tbk PT                                               31,570,300    977,339             0.0%
    Pan Brothers Tbk PT                                               35,188,200  1,361,731             0.0%
    Panasia Indo Resources Tbk PT                                         59,000      2,694             0.0%
    Panin Financial Tbk PT                                           183,995,900  2,936,925             0.1%
    Panin Sekuritas Tbk PT                                                31,500      7,795             0.0%
    Paninvest Tbk PT                                                   8,124,500    352,517             0.0%
    Pembangunan Perumahan Persero Tbk PT                              16,393,100  4,534,811             0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT             34,713,200  3,913,948             0.1%
    Petrosea Tbk PT                                                    1,427,200     33,078             0.0%
    PT Dharma Satya Nusantara TBK                                      1,751,000     79,211             0.0%
*   PT Texmaco Jaya Tbk                                                   93,000         --             0.0%
    Ramayana Lestari Sentosa Tbk PT                                   36,184,900  1,662,949             0.0%
    Resource Alam Indonesia Tbk PT                                     2,485,700    117,889             0.0%
    Salim Ivomas Pratama Tbk PT                                       35,681,100  1,205,461             0.0%
    Samindo Resources Tbk PT                                             445,550     16,730             0.0%
    Sampoerna Agro PT                                                  5,911,900    503,096             0.0%
    Samudera Indonesia Tbk PT                                             19,300      7,483             0.0%
    Sawit Sumbermas Sarana Tbk PT                                     30,530,000  4,233,386             0.1%
    Sekawan Intipratama Tbk PT                                         9,367,900     85,501             0.0%
    Selamat Sempurna Tbk PT                                            5,514,200  1,976,269             0.1%
    Semen Baturaja Persero Tbk PT                                     26,044,800    561,875             0.0%
    Sentul City Tbk PT                                               277,559,400  1,494,560             0.0%
    Sigmagold Inti Perkasa Tbk PT                                      9,282,700    301,758             0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                       1,037,460    355,756             0.0%
    Sri Rejeki Isman Tbk PT                                          115,408,631  3,187,167             0.1%
    Sugih Energy Tbk PT                                              162,320,200  4,528,280             0.1%
    Summarecon Agung Tbk PT                                           13,480,264  1,364,412             0.0%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT                          64,500         --             0.0%
*   Surya Dumai Industri Tbk                                           3,298,500         --             0.0%
    Surya Semesta Internusa Tbk PT                                    39,587,700  1,856,513             0.1%
*   Suryainti Permata Tbk PT                                           7,252,000         --             0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                         2,078,700  1,104,243             0.0%
    Tempo Scan Pacific Tbk PT                                          1,225,200    151,974             0.0%
    Tiga Pilar Sejahtera Food Tbk                                     18,578,300  2,146,875             0.1%
    Timah Persero Tbk PT                                              32,479,614  1,475,657             0.0%
    Tiphone Mobile Indonesia Tbk PT                                   21,750,700  1,110,950             0.0%
    Total Bangun Persada Tbk PT                                       13,492,800    703,129             0.0%
    Trada Maritime Tbk PT                                             12,248,113     44,723             0.0%
    Trias Sentosa Tbk PT                                              37,122,100    632,903             0.0%
    Trimegah Securities Tbk PT                                         8,048,100     31,754             0.0%
    Truba Alam Manunggal Engineering PT                               21,316,500     21,803             0.0%
    Tunas Baru Lampung Tbk PT                                         15,826,700    553,602             0.0%
    Tunas Ridean Tbk PT                                               13,838,000    551,593             0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                       3,657,400  1,067,535             0.0%
    Unggul Indah Cahaya Tbk PT                                            48,239      5,665             0.0%
    Vale Indonesia Tbk PT                                              2,751,800    447,489             0.0%
    Visi Media Asia Tbk PT                                            52,200,900  1,102,863             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
INDONESIA -- (Continued)
    Waskita Karya Persero Tbk PT                                      3,918,209 $    463,642             0.0%
    Wijaya Karya Persero Tbk PT                                       8,757,500    1,873,667             0.1%
    Wintermar Offshore Marine Tbk PT                                  9,769,557      139,393             0.0%
                                                                                ------------             ---
TOTAL INDONESIA                                                                  136,140,527             2.8%
                                                                                ------------             ---
ISRAEL -- (0.0%)
    Knafaim Holdings, Ltd.                                                    1            3             0.0%
*   Metis Capital, Ltd.                                                     919           --             0.0%
                                                                                ------------             ---
TOTAL ISRAEL                                                                               3             0.0%
                                                                                ------------             ---
MALAYSIA -- (4.1%)
    Adventa Bhd                                                           4,600        1,038             0.0%
#   Aeon Co. M Bhd                                                    3,936,800    2,595,121             0.1%
    Aeon Credit Service M Bhd                                            78,300      233,322             0.0%
#   Affin Holdings Bhd                                                1,199,920      667,088             0.0%
    Ahmad Zaki Resources Bhd                                            486,600       72,527             0.0%
#   AirAsia BHD                                                      16,357,800    5,617,564             0.1%
#   AirAsia X Bhd                                                     9,059,700      430,850             0.0%
#   Alam Maritim Resources Bhd                                        4,054,200      461,236             0.0%
    Alliance Financial Group Bhd                                         88,000       73,242             0.0%
    Allianz Malaysia Bhd                                                 59,200      147,206             0.0%
    Amway Malaysia Holdings Bhd                                         399,300      915,676             0.0%
    Ann Joo Resources Bhd                                             1,141,450      198,888             0.0%
*   Anson Perdana Bhd                                                    10,000           --             0.0%
    APM Automotive Holdings Bhd                                         256,900      245,121             0.0%
    Barakah Offshore Petroleum Bhd                                    1,773,900      399,365             0.0%
    Benalec Holdings Bhd                                              6,180,000      831,597             0.0%
    Berjaya Assets Bhd                                                  848,300      158,063             0.0%
#   Berjaya Auto Bhd                                                  2,564,000    1,254,062             0.0%
#   Berjaya Corp. Bhd                                                26,281,600    2,533,189             0.1%
    Berjaya Land Bhd                                                  3,734,000      606,914             0.0%
    Berjaya Sports Toto Bhd                                           1,501,567    1,117,591             0.0%
#   BIMB Holdings Bhd                                                   992,108      947,017             0.0%
    Bina Darulaman Bhd                                                  335,500       54,552             0.0%
    Bintulu Port Holdings Bhd                                            25,900       43,094             0.0%
    BLD Plantation Bhd                                                   21,400       42,314             0.0%
#   Bonia Corp. Bhd                                                   1,427,000      246,995             0.0%
    Boustead Holdings Bhd                                             1,006,772      944,867             0.0%
#   Boustead Plantations Bhd                                            199,900       69,779             0.0%
#   Bumi Armada Bhd                                                   1,817,200      409,540             0.0%
#   Bursa Malaysia Bhd                                                3,679,000    7,260,386             0.2%
#   Cahya Mata Sarawak Bhd                                            2,415,200    2,977,742             0.1%
    Can-One Bhd                                                         417,200      327,298             0.0%
    Carlsberg Brewery Malaysia Bhd Class B                            1,176,600    3,399,885             0.1%
    Carotech Bhd                                                        230,650          215             0.0%
#   CB Industrial Product Holding Bhd                                 2,912,740    1,343,998             0.0%
    CCM Duopharma Biotech Bhd                                            36,500       22,844             0.0%
    Chin Teck Plantations Bhd                                            33,000       64,452             0.0%
#   Coastal Contracts Bhd                                             2,580,766    1,223,862             0.0%
    Crescendo Corp. Bhd                                                  19,900        8,979             0.0%
    CSC Steel Holdings Bhd                                              555,500      126,873             0.0%
    Cypark Resources Bhd                                              1,333,500      545,360             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
MALAYSIA -- (Continued)
    D&O Green Technologies Bhd                                          149,900 $   13,048             0.0%
    Daibochi Plastic & Packaging Industry Bhd                            46,200     45,646             0.0%
#   Datasonic Group Bhd                                               1,956,600    675,051             0.0%
*   Datuk Keramik Holdings Bhd                                           24,000         --             0.0%
    Daya Materials Bhd                                               15,160,200    369,544             0.0%
    Dayang Enterprise Holdings Bhd                                    2,863,696  1,131,857             0.0%
    DKSH Holdings Malaysia Bhd                                          160,600    163,848             0.0%
#   DRB-Hicom Bhd                                                     8,682,900  2,706,197             0.1%
    Dutch Lady Milk Industries Bhd                                      141,300  1,565,610             0.1%
#   Eastern & Oriental Bhd                                            7,229,732  2,673,027             0.1%
    ECM Libra Financial Group Bhd                                       183,666     58,949             0.0%
#   Eco World Development Group Bhd                                   1,569,300    499,730             0.0%
    Ekovest BHD                                                         125,600     28,128             0.0%
    Engtex Group Bhd                                                     30,650      7,874             0.0%
    Evergreen Fibreboard Bhd                                          4,109,500  2,111,351             0.1%
    FAR East Holdings Bhd                                                61,500    107,682             0.0%
#   Felda Global Ventures Holdings Bhd                                1,244,900    514,549             0.0%
*   Fountain View Development Bhd                                       808,200         --             0.0%
    Gas Malaysia Bhd                                                    232,900    128,437             0.0%
    GD Express Carrier Bhd                                               39,100     12,337             0.0%
    Global Oriental Bhd                                                 766,800    105,013             0.0%
#   Globetronics Technology Bhd                                       1,871,960  2,708,279             0.1%
    Glomac Bhd                                                        2,854,800    604,960             0.0%
*   Golden Plus Holding Bhd                                             216,000         --             0.0%
    Goldis Bhd                                                          604,277    320,857             0.0%
    Green Packet Bhd                                                  1,806,100    100,715             0.0%
    Guan Chong Bhd                                                       27,200      5,613             0.0%
    Guinness Anchor Bhd                                                 877,000  2,916,273             0.1%
    GuocoLand Malaysia Bhd                                            1,535,500    485,535             0.0%
    Hai-O Enterprise Bhd                                                722,380    399,559             0.0%
#   HAP Seng Consolidated Bhd                                         3,272,340  4,603,485             0.1%
    Hap Seng Plantations Holdings Bhd                                 1,686,900    941,404             0.0%
#   Hartalega Holdings Bhd                                            2,277,800  2,762,140             0.1%
    Hiap Teck Venture Bhd                                             1,079,700     73,999             0.0%
    Hibiscus Petroleum Bhd                                            2,978,200    407,950             0.0%
#   Hock Seng LEE Bhd                                                 1,377,716    593,495             0.0%
    Hong Leong Industries Bhd                                           715,200  1,042,217             0.0%
    Hovid Bhd                                                         4,844,000    550,257             0.0%
    Hua Yang Bhd                                                      1,405,900    607,951             0.0%
    Hume Industries Bhd                                                 281,872    228,197             0.0%
    Hup Seng Industries Bhd                                           1,003,333    288,813             0.0%
    Hwang Capital Malaysia Bhd                                           96,400     47,334             0.0%
    I Bhd                                                             2,682,700    336,573             0.0%
    IFCA MSC Bhd                                                      1,204,800    251,653             0.0%
#   IJM Plantations Bhd                                               1,755,200  1,429,991             0.0%
#   Inari Amertron Bhd                                                2,615,012  2,167,620             0.1%
    Inch Kenneth Kajang Rubber PLC                                    1,045,300    165,722             0.0%
    Insas Bhd                                                         5,202,981    965,359             0.0%
    Iris Corp. Bhd                                                   12,817,700    742,505             0.0%
    Iskandar Waterfront City Bhd                                      3,000,600    550,072             0.0%
    JAKS Resources Bhd                                                3,430,900    966,095             0.0%
#   Jaya Tiasa Holdings BHD                                           2,792,927    792,016             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
MALAYSIA -- (Continued)
    JCY International Bhd                                             4,078,500 $  738,069             0.0%
    K&N Kenanga Holdings Bhd                                          1,781,560    244,232             0.0%
    Karambunai Corp. Bhd                                              2,031,500     25,697             0.0%
#   Karex Bhd                                                           808,400    658,634             0.0%
#   Keck Seng Malaysia Bhd                                              828,150    970,845             0.0%
    Kian JOO CAN Factory Bhd                                          1,893,880  1,405,877             0.0%
    Kim Loong Resources Bhd                                             292,760    192,630             0.0%
    Kimlun Corp. Bhd                                                    659,800    202,193             0.0%
    KLCCP Stapled Group                                                 808,300  1,319,631             0.0%
#   KNM Group Bhd                                                    16,125,780  1,981,793             0.1%
#   Kossan Rubber Industries                                          4,143,500  7,857,656             0.2%
#   KPJ Healthcare Bhd                                                6,538,825  6,497,391             0.2%
    Kretam Holdings Bhd                                               3,012,500    311,564             0.0%
#   KSL Holdings BHD                                                  5,154,848  1,882,442             0.1%
    KUB Malaysia Bhd                                                  1,353,500    103,557             0.0%
    Kulim Malaysia BHD                                                3,524,500  2,727,600             0.1%
    Kumpulan Europlus Bhd                                               406,000     83,663             0.0%
    Kumpulan Fima Bhd                                                   883,150    365,624             0.0%
    Kumpulan Perangsang Selangor Bhd                                  2,387,300    708,526             0.0%
    Kwantas Corp. Bhd                                                   390,200    151,958             0.0%
    Land & General BHD                                                8,481,900    826,806             0.0%
#   Landmarks Bhd                                                     1,775,200    444,714             0.0%
    LBS Bina Group Bhd                                                2,466,600    820,180             0.0%
    Lingkaran Trans Kota Holdings Bhd                                 1,067,200  1,277,093             0.0%
    Lion Industries Corp. Bhd                                         3,189,100    233,073             0.0%
    LPI Capital Bhd                                                     163,370    566,777             0.0%
#   Magnum Bhd                                                        4,319,600  2,702,624             0.1%
    Mah Sing Group Bhd                                               12,840,487  3,940,051             0.1%
    Malayan Flour Mills Bhd                                           1,707,450    536,009             0.0%
#   Malaysia Building Society Bhd                                     1,738,881    654,753             0.0%
#   Malaysia Marine and Heavy Engineering Holdings Bhd                3,250,700    830,707             0.0%
#   Malaysian Bulk Carriers Bhd                                       3,215,000    673,097             0.0%
    Malaysian Pacific Industries Bhd                                    803,913  1,298,963             0.0%
#   Malaysian Resources Corp. Bhd                                    11,406,549  3,358,666             0.1%
    Malton Bhd                                                          930,100    168,623             0.0%
*   Mancon Bhd                                                           12,000         --             0.0%
#   Matrix Concepts Holdings Bhd                                      2,150,067  1,210,161             0.0%
#   MBM Resources BHD                                                 1,478,796    960,566             0.0%
    Media Chinese International, Ltd.                                 3,771,300    503,913             0.0%
    Media Prima Bhd                                                   7,387,603  2,392,206             0.1%
    Mega First Corp. Bhd                                                472,600    277,089             0.0%
*   MEMS Technology Bhd                                               1,917,000         --             0.0%
    Mitrajaya Holdings Bhd                                            1,173,100    333,752             0.0%
    MK Land Holdings Bhd                                              3,077,600    282,603             0.0%
#   MKH Bhd                                                           1,585,190    858,518             0.0%
    MMC Corp. Bhd                                                       125,200     65,000             0.0%
    MNRB Holdings Bhd                                                   826,700    659,268             0.0%
    MPHB Capital Bhd                                                  1,131,300    415,592             0.0%
    Mudajaya Group Bhd                                                2,082,766    600,011             0.0%
#   Muhibbah Engineering M Bhd                                        3,397,850  1,744,858             0.1%
#   Mulpha International Bhd                                         15,153,200  1,074,872             0.0%
#   My EG Services Bhd                                                7,211,200  4,951,756             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
MALAYSIA -- (Continued)
#   Naim Holdings Bhd                                                 1,559,800 $  812,260             0.0%
    NCB Holdings Bhd                                                  1,000,200    995,859             0.0%
*   Nikko Electronics Bhd                                                36,600         --             0.0%
    NTPM Holdings Bhd                                                   334,100     54,294             0.0%
#   Oldtown Bhd                                                       2,242,550    698,211             0.0%
    Oriental Holdings Bhd                                               205,400    335,291             0.0%
    OSK Holdings Bhd                                                  5,180,470  2,023,300             0.1%
    Pacific & Orient Bhd                                                205,000     64,810             0.0%
#   Padini Holdings Bhd                                               3,920,100  1,395,252             0.0%
    Panasonic Manufacturing Malaysia Bhd                                159,584    810,209             0.0%
*   Panglobal Bhd                                                        14,000         --             0.0%
    Pantech Group Holdings Bhd                                        1,729,625    255,147             0.0%
    Paramount Corp. Bhd                                                 410,525    157,340             0.0%
#   Parkson Holdings Bhd                                              4,404,908  1,095,412             0.0%
    Perisai Petroleum Teknologi Bhd                                   9,018,200    676,489             0.0%
    PESTECH International Bhd                                           107,800    152,659             0.0%
    Pharmaniaga Bhd                                                     709,060  1,077,743             0.0%
    Pie Industrial Bhd                                                  174,720    304,251             0.0%
    Pos Malaysia Bhd                                                  3,244,300  2,926,551             0.1%
    Power Root Bhd                                                      109,100     68,891             0.0%
    Press Metal Bhd                                                   3,972,700  2,148,260             0.1%
#   Prestariang Bhd                                                   2,251,100  1,221,262             0.0%
*   Prime Utilities Bhd                                                   3,000         --             0.0%
    Protasco Bhd                                                      1,884,200    738,510             0.0%
    Puncak Niaga Holdings Bhd                                         1,914,120  1,261,314             0.0%
#   QL Resources Bhd                                                  4,039,930  3,791,860             0.1%
    RCE Capital Bhd                                                     704,150     44,954             0.0%
#   Rimbunan Sawit Bhd                                                3,525,300    426,227             0.0%
#   Salcon Bhd                                                        6,650,300    972,069             0.0%
    Sarawak Oil Palms Bhd                                               471,360    530,899             0.0%
    Sarawak Plantation Bhd                                               59,300     26,087             0.0%
    Scientex Bhd                                                        692,962  1,234,082             0.0%
    Scomi Energy Services Bhd                                         3,894,500    261,402             0.0%
    Scomi Group Bhd                                                  10,459,800    461,156             0.0%
    Seal, Inc. Bhd                                                      215,900     25,626             0.0%
    SEG International Bhd                                                85,100     27,268             0.0%
    Selangor Dredging Bhd                                             1,118,200    254,428             0.0%
    Selangor Properties Bhd                                             180,800    222,794             0.0%
    Shangri-La Hotels Malaysia Bhd                                      365,900    518,915             0.0%
    Shell Refining Co. Federation of Malaya Bhd                          24,000     31,692             0.0%
    SHL Consolidated Bhd                                                246,000    178,413             0.0%
    Southern Acids Malaysia Bhd                                          41,000     37,402             0.0%
    Star Media Group Bhd                                              1,961,300  1,095,334             0.0%
    Sumatec Resources Bhd                                             6,626,700    238,262             0.0%
#   Sunway Bhd                                                        3,087,360  2,225,167             0.1%
    Sunway Construction Group Bhd                                       297,536     90,005             0.0%
#   Supermax Corp. Bhd                                                5,745,200  3,005,304             0.1%
    Suria Capital Holdings Bhd                                          702,700    387,449             0.0%
#   Syarikat Takaful Malaysia Bhd                                     2,571,200  2,275,266             0.1%
    Symphony Life Bhd                                                   945,726    165,953             0.0%
    Ta Ann Holdings Bhd                                               1,191,008  1,071,270             0.0%
    TA Enterprise Bhd                                                 9,960,700  1,447,455             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
MALAYSIA -- (Continued)
    TA Global Bhd                                                    9,613,540 $    636,147             0.0%
    TAHPS Group Bhd                                                      4,000        6,334             0.0%
    Talam Transform Bhd                                              5,646,800       71,617             0.0%
#   Taliworks Corp. Bhd                                                444,100      380,325             0.0%
    Tambun Indah Land Bhd                                            1,690,300      554,601             0.0%
#   TAN Chong Motor Holdings Bhd                                     1,992,000    1,155,912             0.0%
    Tanjung Offshore Bhd                                             2,775,700      253,330             0.0%
    Tasek Corp. Bhd                                                     86,800      302,950             0.0%
#   TDM Bhd                                                          7,831,000    1,244,012             0.0%
    TH Heavy Engineering Bhd                                         8,682,500      414,179             0.0%
#   TH Plantations Bhd                                               1,665,860      507,577             0.0%
#   Time dotCom Bhd                                                  2,007,788    3,259,465             0.1%
    Tiong NAM Logistics Holdings                                     1,886,500      619,212             0.0%
    Top Glove Corp. Bhd                                              4,640,460   10,249,436             0.2%
    Tropicana Corp. Bhd                                              4,359,546      977,041             0.0%
#   TSH Resources Bhd                                                4,010,400    1,912,192             0.1%
#   Tune Protect Group Bhd                                           3,888,900    1,275,995             0.0%
    Uchi Technologies Bhd                                            1,476,400      559,647             0.0%
#   UEM Edgenta Bhd                                                  3,037,700    2,352,025             0.1%
#   UEM Sunrise Bhd                                                  4,992,400    1,450,469             0.1%
#   UMW Oil & Gas Corp. Bhd                                          2,664,600      749,404             0.0%
#   Unisem M Bhd                                                     3,915,490    2,166,291             0.1%
    United Malacca Bhd                                                 396,150      558,786             0.0%
    United Plantations Bhd                                             435,200    2,681,873             0.1%
    United U-Li Corp. Bhd                                              531,800      546,624             0.0%
#   UOA Development Bhd                                              4,092,500    2,008,192             0.1%
#   Uzma Bhd                                                           900,800      460,359             0.0%
    VS Industry Bhd                                                  6,529,330    2,356,190             0.1%
#   Wah Seong Corp. Bhd                                              2,490,369      687,549             0.0%
#   WCT Holdings Bhd                                                 7,790,699    2,482,428             0.1%
    Wellcall Holdings Bhd                                            1,449,000      794,917             0.0%
    Wing Tai Malaysia Bhd                                            1,065,150      312,359             0.0%
    WTK Holdings Bhd                                                 2,688,000      700,093             0.0%
#   Yinson Holdings Bhd                                              1,593,300    1,088,985             0.0%
    YNH Property Bhd                                                 2,612,402    1,135,885             0.0%
    YTL E-Solutions Bhd                                              3,055,000      372,709             0.0%
    YTL Land & Development Bhd                                       1,204,600      190,340             0.0%
    Zhulian Corp. Bhd                                                1,156,633      438,574             0.0%
                                                                               ------------             ---
TOTAL MALAYSIA                                                                  230,920,190             4.7%
                                                                               ------------             ---
MEXICO -- (4.0%)
#   Alpek S.A.B. de C.V.                                             3,197,442    4,616,777             0.1%
#   Alsea S.A.B. de C.V.                                             6,247,966   20,475,027             0.4%
#   Axtel S.A.B. de C.V.                                             7,758,264    3,348,898             0.1%
#   Banregio Grupo Financiero S.A.B. de C.V.                         2,160,290   11,564,061             0.2%
    Bio Pappel S.A.B. de C.V.                                          506,435      598,482             0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                         5,064,811    8,462,918             0.2%
#   Cia Minera Autlan S.A.B. de C.V. Series B                          645,200      361,704             0.0%
#   Consorcio ARA S.A.B. de C.V. Series *                            8,258,529    3,084,861             0.1%
    Controladora Comercial Mexicana S.A.B. de C.V.                   1,108,589    3,242,988             0.1%
    Corp. Actinver S.A.B. de C.V.                                      187,852      170,590             0.0%
#   Corp. GEO S.A.B. de C.V. Series B                                3,194,830           80             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
MEXICO -- (Continued)
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                          4,898,576 $ 8,030,939             0.2%
    Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B     960,372     719,793             0.0%
    Corp. Mexicana de Restaurantes S.A.B. de C.V.                        1,323         485             0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                            861,300   2,865,299             0.1%
    Corporativo Fragua S.A.B. de C.V.                                        3          43             0.0%
    Corporativo GBM S.A.B. de C.V.                                      22,477      19,724             0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                               537,916   1,270,068             0.0%
    Cydsa S.A.B. de C.V.                                                 3,875       5,865             0.0%
    Desarrolladora Homex S.A.B. de C.V.                                 78,182      37,629             0.0%
*   Empaques Ponderosa S.A. de C.V.                                    206,000          --             0.0%
#   Empresas ICA S.A.B. de C.V.                                      2,446,496     970,138             0.0%
#   Empresas ICA S.A.B. de C.V. Sponsored ADR                          776,820   1,196,303             0.0%
    Financiera Independencia SAB de C.V. SOFOM ENR                      67,147      15,041             0.0%
#   Genomma Lab Internacional S.A.B. de C.V. Class B                 7,465,092   5,477,540             0.1%
    Gentera S.A.B. de C.V.                                           5,740,334  10,543,882             0.2%
    Gruma S.A.B. de C.V. Class B                                       630,764   9,680,386             0.2%
#   Grupo Aeromexico S.A.B. de C.V.                                  2,842,070   4,989,770             0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.              2,295,436  11,789,996             0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR              3,642     149,795             0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                 74,739   6,806,481             0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B          2,116,469  19,089,198             0.4%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                  77,098  11,930,144             0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B             560,664   8,688,734             0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                         818,100   2,327,834             0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                            2,694,603   7,432,353             0.2%
    Grupo Famsa S.A.B. de C.V. Class A                               2,460,567   1,936,539             0.0%
#   Grupo Financiero Interacciones SA de C.V.                          547,218   3,541,489             0.1%
    Grupo Herdez S.A.B. de C.V. Series *                             1,890,383   5,254,179             0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                     592,181     824,575             0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                           272,900     534,968             0.0%
    Grupo KUO S.A.B. de C.V. Series B                                  757,257   1,403,771             0.0%
#   Grupo Pochteca S.A.B. de C.V.                                      585,177     439,295             0.0%
    Grupo Posadas S.A.B. de C.V.                                       198,900     425,067             0.0%
*   Grupo Qumma SA de C.V. Series B                                    105,334          --             0.0%
    Grupo Sanborns S.A.B. de C.V.                                       75,704     132,912             0.0%
#   Grupo Simec S.A.B. de C.V. Series B                              1,479,332   4,055,271             0.1%
#   Grupo Simec S.A.B. de C.V. Sponsored ADR                             5,180      42,269             0.0%
#   Grupo Sports World S.A.B. de C.V.                                  559,081     683,375             0.0%
#   Hoteles City Express S.A.B. de C.V.                                217,081     293,204             0.0%
#   Industrias Bachoco S.A.B. de C.V. ADR                               35,210   1,926,691             0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                       1,167,171   5,312,325             0.1%
#   Industrias CH S.A.B. de C.V. Series B                            1,866,185   6,773,165             0.1%
#   Maxcom Telecomunicaciones S.A.B. de C.V.                         2,820,323     170,744             0.0%
    Megacable Holdings S.A.B. de C.V.                                1,170,372   4,460,335             0.1%
#   Minera Frisco S.A.B. de C.V.                                     1,250,824     662,601             0.0%
    OHL Mexico S.A.B. de C.V.                                          552,455     730,127             0.0%
#   Organizacion Cultiba S.A.B. de C.V.                              1,049,185   1,399,947             0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.            860,979  10,824,656             0.2%
#   Qualitas Controladora S.A.B. de C.V.                               829,798   1,034,371             0.0%
#   Rassini S.A.B. de C.V.                                              90,235     353,449             0.0%
*   Sanluis Corp. S.A.B. de C.V.                                         4,642          --             0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B                                 4,642          --             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                       SHARES      VALUE++    OF NET ASSETS**
                                                                     ----------- ------------ ---------------
MEXICO -- (Continued)
*   Sanluis Rassini S.A.P.I. de C.V. Series A                              3,300 $         --             0.0%
*   Savia SA Class A                                                     610,700           --             0.0%
#   TV Azteca S.A.B. de C.V.                                          11,483,800    1,842,380             0.0%
#   Urbi Desarrollos Urbanos S.A.B. de C.V.                            2,371,991          178             0.0%
#   Vitro S.A.B. de C.V. Series A                                        795,868    2,312,276             0.1%
                                                                                 ------------             ---
TOTAL MEXICO                                                                      227,333,985             4.6%
                                                                                 ------------             ---
PHILIPPINES -- (1.6%)
    A Soriano Corp.                                                    3,430,211      477,299             0.0%
    ACR Mining Corp.                                                      48,205       13,822             0.0%
    Alsons Consolidated Resources, Inc.                                8,785,000      296,039             0.0%
    Atlas Consolidated Mining & Development Corp.                      6,148,000      740,012             0.0%
    Belle Corp.                                                       37,693,400    2,780,958             0.1%
    Bloomberry Resorts Corp.                                           3,622,700      474,490             0.0%
    Cebu Air, Inc.                                                     2,099,790    3,999,562             0.1%
    Cebu Holdings, Inc.                                                3,291,900      356,904             0.0%
    Century Properties Group, Inc.                                    26,261,151      341,762             0.0%
    China Banking Corp.                                                1,067,645      911,395             0.0%
    COL Financial Group, Inc.                                            130,900       43,860             0.0%
    Cosco Capital, Inc.                                               12,010,500    1,906,853             0.0%
    D&L Industries, Inc.                                              34,010,300    7,067,912             0.2%
    East West Banking Corp.                                            1,950,000      824,251             0.0%
    EEI Corp.                                                          3,744,700      600,845             0.0%
    Empire East Land Holdings, Inc.                                   19,893,000      382,412             0.0%
    Filinvest Development Corp.                                        3,314,322      276,025             0.0%
    Filinvest Land, Inc.                                             125,282,577    4,652,236             0.1%
    First Gen Corp.                                                   13,399,100    7,229,069             0.2%
    First Philippine Holdings Corp.                                    2,542,830    3,834,419             0.1%
    Leisure & Resorts World Corp.                                      4,437,640      837,019             0.0%
    Lepanto Consolidated Mining Co.                                   43,735,455      192,167             0.0%
    Lopez Holdings Corp.                                              21,983,900    3,184,444             0.1%
    Manila Water Co., Inc.                                            10,219,500    5,194,066             0.1%
    Megawide Construction Corp.                                        2,050,108      319,023             0.0%
    Melco Crown Philippines Resorts Corp.                              1,354,700      106,212             0.0%
*   Metro Pacific Corp. Series A                                       1,827,193           --             0.0%
    Pepsi-Cola Products Philippines, Inc.                             11,395,900    1,022,029             0.0%
    Petron Corp.                                                      11,342,200    1,958,614             0.0%
    Philippine National Bank                                           1,973,115    2,230,952             0.1%
    Philippine National Construction Corp.                               173,000        3,396             0.0%
    Philippine Savings Bank                                              356,863      792,172             0.0%
    Philippine Stock Exchange, Inc. (The)                                121,592      795,322             0.0%
*   Philippine Townships, Inc.                                           318,732           --             0.0%
*   Philtown Properties, Inc.                                            111,562           --             0.0%
    Philweb Corp.                                                      3,483,140    1,495,796             0.0%
    Phinma Corp.                                                         135,549       33,381             0.0%
    Phoenix Petroleum Philippines, Inc.                                  708,880       55,635             0.0%
    Premium Leisure Corp.                                              1,572,000       38,145             0.0%
    Puregold Price Club, Inc.                                          3,701,000    2,845,844             0.1%
    RFM Corp.                                                          9,081,668      796,761             0.0%
    Rizal Commercial Banking Corp.                                     3,193,380    2,114,573             0.1%
    Robinsons Land Corp.                                              12,391,405    8,092,165             0.2%
    Robinsons Retail Holdings, Inc.                                      173,170      284,036             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    San Miguel Pure Foods Co., Inc.                                      91,350 $   268,458             0.0%
    Security Bank Corp.                                               2,688,558   8,138,967             0.2%
    Semirara Mining and Power Corp.                                     489,240   1,398,573             0.0%
    Trans-Asia Oil & Energy Development Corp.                        13,245,000     620,096             0.0%
    Travellers International Hotel Group, Inc.                        3,788,000     371,604             0.0%
    Union Bank of the Philippines                                     1,263,751   1,540,627             0.0%
*   Universal Rightfield Property Holdings, Inc.                      1,062,000          --             0.0%
    Victorias Milling Co., Inc.                                         231,600      22,978             0.0%
    Vista Land & Lifescapes, Inc.                                    47,406,900   5,628,880             0.1%
                                                                                -----------             ---
TOTAL PHILIPPINES                                                                87,592,060             1.8%
                                                                                -----------             ---
POLAND -- (1.9%)
    AB SA                                                                 1,082       9,289             0.0%
    ABC Data SA                                                         129,926     105,749             0.0%
#   Action SA                                                            26,708     171,200             0.0%
    Agora SA                                                            259,058     775,603             0.0%
    Alior Bank SA                                                        85,078   1,787,715             0.1%
    Amica Wronki SA                                                      23,392   1,000,137             0.0%
    AmRest Holdings SE                                                   70,256   3,277,790             0.1%
    Apator SA                                                            57,632     458,429             0.0%
    Asseco Poland SA                                                    656,782   9,694,556             0.2%
    ATM SA                                                               64,541     160,467             0.0%
#   Bioton SA                                                           676,718   1,933,448             0.1%
    Boryszew SA                                                       1,142,989   1,486,361             0.0%
    Budimex SA                                                          122,591   6,651,252             0.2%
    CCC SA                                                              107,305   4,684,901             0.1%
#   CD Projekt Red SA                                                   758,157   5,216,861             0.1%
    Ciech SA                                                            295,749   5,720,215             0.1%
    ComArch SA                                                            5,264     161,285             0.0%
    Dom Development SA                                                    4,673      63,092             0.0%
    Elektrobudowa SA                                                      8,568     339,508             0.0%
    Emperia Holding SA                                                   93,874   1,701,081             0.0%
    Enea SA                                                             181,634     602,372             0.0%
    Eurocash SA                                                         512,924   6,921,922             0.2%
    Fabryki Mebli Forte SA                                              132,308   1,938,843             0.1%
    Famur SA                                                            350,412     164,935             0.0%
    Farmacol SA                                                          50,868     842,398             0.0%
    Firma Oponiarska Debica SA                                           30,655     697,314             0.0%
    Getin Holding SA                                                  2,666,866   1,103,631             0.0%
#   Getin Noble Bank SA                                               2,423,991     501,608             0.0%
#   Grupa Azoty SA                                                       46,567   1,107,713             0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                              76,751     493,783             0.0%
    Grupa Kety SA                                                        63,005   4,529,630             0.1%
    Grupa Lotos SA                                                      989,786   7,289,964             0.2%
#   Hawe SA                                                             243,779      55,426             0.0%
    Impexmetal SA                                                     1,045,896     727,318             0.0%
#   Integer.pl SA                                                        32,174     959,031             0.0%
    Inter Cars SA                                                        27,868   1,708,731             0.0%
#   Jastrzebska Spolka Weglowa SA                                       341,444   1,167,967             0.0%
    Kernel Holding SA                                                   415,296   5,604,051             0.1%
    Kopex SA                                                            211,221     326,832             0.0%
    KRUK SA                                                              79,051   3,761,859             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
POLAND -- (Continued)
    LC Corp. SA                                                        192,664 $     98,503             0.0%
    Lentex SA                                                          157,761      381,877             0.0%
#   Lubelski Wegiel Bogdanka SA                                         68,728      732,608             0.0%
    MCI Management SA                                                  225,220      707,902             0.0%
#   Midas SA                                                         2,799,214      456,308             0.0%
    Mostostal Zabrze SA                                                425,811      192,519             0.0%
    Netia SA                                                         2,575,009    3,682,124             0.1%
    Neuca SA                                                            21,952    1,984,745             0.1%
    Orbis SA                                                           132,247    2,018,186             0.1%
    Pelion SA                                                           47,515      749,477             0.0%
    Pfleiderer Grajewo SA                                               26,312      175,513             0.0%
    PKP Cargo SA                                                           740       12,690             0.0%
    Polnord SA                                                         281,196      873,557             0.0%
    Polski Koncern Miesny Duda SA                                       69,986      110,746             0.0%
    Rafako SA                                                          303,381      529,614             0.0%
    Stalexport Autostrady SA                                           282,703      234,138             0.0%
    Stalprodukt SA                                                       9,296      769,802             0.0%
    Sygnity SA                                                          40,187      107,250             0.0%
#   Synthos SA                                                       1,596,376    1,522,754             0.0%
    Tauron Polska Energia SA                                         1,828,261    1,433,404             0.0%
#   Trakcja SA                                                         404,036    1,059,876             0.0%
    Vistula Group SA                                                 1,246,681      966,928             0.0%
    Warsaw Stock Exchange                                              200,714    2,129,626             0.1%
    Wawel SA                                                               646      181,647             0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                            65,319      194,270             0.0%
                                                                               ------------             ---
TOTAL POLAND                                                                    107,210,331             2.2%
                                                                               ------------             ---
SOUTH AFRICA -- (7.4%)
    Abdee RF, Ltd.                                                     145,250      354,356             0.0%
    Adcock Ingram Holdings, Ltd.                                       848,818    3,189,069             0.1%
    Adcorp Holdings, Ltd.                                              896,475    1,626,819             0.0%
    Advtech, Ltd.                                                    2,698,906    2,478,660             0.1%
    Aeci, Ltd.                                                       1,077,487    7,396,986             0.2%
    African Bank Investments, Ltd.                                   5,287,877       22,200             0.0%
    African Oxygen, Ltd.                                               858,752      940,592             0.0%
#   African Rainbow Minerals, Ltd.                                     605,137    2,307,547             0.1%
    Afrimat, Ltd.                                                       11,954       21,762             0.0%
    Alexander Forbes Group Holdings, Ltd.                               74,960       47,262             0.0%
    Allied Electronics Corp., Ltd.                                     169,001       83,833             0.0%
#   ArcelorMittal South Africa, Ltd.                                 1,576,714      937,545             0.0%
    Ascendis Health, Ltd.                                              141,778      191,706             0.0%
#   Assore, Ltd.                                                       187,642    1,085,321             0.0%
    Astral Foods, Ltd.                                                 458,146    5,755,310             0.1%
    Attacq, Ltd.                                                       736,717    1,162,600             0.0%
    Aveng, Ltd.                                                      4,254,721    1,042,727             0.0%
    AVI, Ltd.                                                        3,423,460   21,778,850             0.4%
    Barloworld, Ltd.                                                 2,216,736   12,507,021             0.3%
    Blue Label Telecoms, Ltd.                                        2,445,439    2,052,385             0.0%
    Brait SE                                                           131,624    1,507,144             0.0%
    Capitec Bank Holdings, Ltd.                                         85,829    3,707,674             0.1%
#   Cashbuild, Ltd.                                                    212,494    5,063,668             0.1%
    Caxton and CTP Publishers and Printers, Ltd.                       313,704      407,768             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    City Lodge Hotels, Ltd.                                             328,296 $ 3,546,712             0.1%
    Clicks Group, Ltd.                                                2,757,159  20,110,337             0.4%
    Clover Industries, Ltd.                                           1,304,824   1,788,333             0.0%
    Consolidated Infrastructure Group, Ltd.                             664,270   1,675,728             0.0%
    Coronation Fund Managers, Ltd.                                    1,712,568   9,025,549             0.2%
*   Corpgro, Ltd.                                                       241,136          --             0.0%
    DataTec, Ltd.                                                     2,057,155   8,796,353             0.2%
    Distell Group, Ltd.                                                 234,978   3,020,824             0.1%
    Distribution and Warehousing Network, Ltd.                          117,135      37,172             0.0%
#   DRDGOLD, Ltd.                                                     2,742,945     444,443             0.0%
    EOH Holdings, Ltd.                                                1,117,136  12,335,864             0.3%
#   Eqstra Holdings, Ltd.                                             3,237,951     606,876             0.0%
    Evraz Highveld Steel and Vanadium, Ltd.                              63,001       5,634             0.0%
#   Exxaro Resources, Ltd.                                              557,274   2,306,387             0.0%
#   Famous Brands, Ltd.                                                 662,753   6,442,757             0.1%
    Foschini Group, Ltd. (The)                                        1,326,741  13,535,578             0.3%
    Gold Fields, Ltd.                                                   598,822   1,561,721             0.0%
    Gold Fields, Ltd. Sponsored ADR                                   1,012,028   2,560,431             0.1%
#   Grand Parade Investments, Ltd.                                    3,216,227   1,216,448             0.0%
    Grindrod, Ltd.                                                    5,767,064   6,225,411             0.1%
    Group Five, Ltd.                                                  1,023,006   1,625,008             0.0%
#   Harmony Gold Mining Co., Ltd.                                     1,611,085   1,128,848             0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                       2,654,688   1,795,365             0.0%
    Holdsport, Ltd.                                                     206,750     939,896             0.0%
    Howden Africa Holdings, Ltd.                                         39,220      75,993             0.0%
    Hudaco Industries, Ltd.                                             267,426   2,098,348             0.0%
    Hulamin, Ltd.                                                     1,296,594     624,872             0.0%
    Iliad Africa, Ltd.                                                  233,033     168,228             0.0%
    Illovo Sugar, Ltd.                                                1,900,404   2,396,474             0.1%
    Impala Platinum Holdings, Ltd.                                      268,099     731,150             0.0%
#   Invicta Holdings, Ltd.                                              351,408   1,547,137             0.0%
*   JCI, Ltd.                                                         3,131,151          --             0.0%
    JSE, Ltd.                                                           892,197   8,594,827             0.2%
    KAP Industrial Holdings, Ltd.                                     5,505,405   2,923,028             0.1%
    Kumba Iron Ore, Ltd.                                                 52,054     224,715             0.0%
#   Lewis Group, Ltd.                                                   870,013   3,752,791             0.1%
    Massmart Holdings, Ltd.                                             321,214   2,660,863             0.1%
#   Merafe Resources, Ltd.                                           10,969,026     570,421             0.0%
    Metair Investments, Ltd.                                          1,208,797   2,676,588             0.1%
    Metrofile Holdings, Ltd.                                             82,524      28,320             0.0%
    Mpact, Ltd.                                                       1,489,097   5,196,861             0.1%
    Murray & Roberts Holdings, Ltd.                                   3,966,800   3,001,714             0.1%
    Mustek, Ltd.                                                        740,967     443,391             0.0%
    Nampak, Ltd.                                                      4,811,733   7,788,498             0.2%
    Northam Platinum, Ltd.                                            3,504,723   7,664,027             0.2%
    Oceana Group, Ltd.                                                  426,383   3,173,339             0.1%
    Omnia Holdings, Ltd.                                                599,734   6,652,787             0.1%
    Peregrine Holdings, Ltd.                                          1,933,171   4,299,543             0.1%
    Petmin, Ltd.                                                        601,459      58,053             0.0%
    Pick n Pay Stores, Ltd.                                           2,349,050  11,357,965             0.2%
    Pinnacle Holdings, Ltd.                                           1,226,028   1,060,731             0.0%
#   Pioneer Foods Group, Ltd.                                           585,511   8,388,455             0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    PPC, Ltd.                                                        5,521,413 $  6,637,636             0.1%
    PSG Group, Ltd.                                                    779,309   15,027,211             0.3%
    Quantum Foods Holdings, Ltd.                                       141,794       34,316             0.0%
    Raubex Group, Ltd.                                               1,311,515    1,562,210             0.0%
    RCL Foods, Ltd.                                                    683,713      810,722             0.0%
    Reunert, Ltd.                                                    1,557,260    7,571,987             0.2%
    Royal Bafokeng Platinum, Ltd.                                      692,361    1,397,478             0.0%
    Santam, Ltd.                                                       250,603    4,036,588             0.1%
    Sappi, Ltd.                                                      5,914,259   23,337,101             0.5%
    Sibanye Gold, Ltd.                                               5,404,425    9,026,607             0.2%
    Sibanye Gold, Ltd. Sponsored ADR                                   773,680    5,052,130             0.1%
    Spar Group, Ltd. (The)                                           1,734,010   24,890,644             0.5%
    Spur Corp., Ltd.                                                   619,410    1,509,344             0.0%
    Stefanutti Stocks Holdings, Ltd.                                   229,540       87,809             0.0%
    Sun International, Ltd.                                          1,142,926    7,909,883             0.2%
    Super Group, Ltd.                                                3,477,779    8,169,179             0.2%
    Telkom SA SOC, Ltd.                                              2,115,604   11,109,437             0.2%
    Tongaat Hulett, Ltd.                                               962,210    8,213,951             0.2%
    Transaction Capital, Ltd.                                           47,245       36,314             0.0%
    Trencor, Ltd.                                                    1,363,669    5,180,789             0.1%
#   Truworths International, Ltd.                                       56,331      381,126             0.0%
    Tsogo Sun Holdings, Ltd.                                         2,215,869    3,966,384             0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                    545,366    5,094,975             0.1%
    Zeder Investments, Ltd.                                             91,516       52,217             0.0%
                                                                               ------------             ---
TOTAL SOUTH AFRICA                                                              415,655,637             8.5%
                                                                               ------------             ---
SOUTH KOREA -- (13.0%)
#   3S Korea Co., Ltd.                                                  15,208       31,831             0.0%
#   Able C&C Co., Ltd.                                                  62,778    1,355,741             0.0%
#   Actoz Soft Co., Ltd.                                                29,003      944,114             0.0%
#   Advanced Nano Products Co., Ltd.                                    15,848      476,862             0.0%
#   Advanced Process Systems Corp.                                     124,621      869,184             0.0%
#   Aekyung Petrochemical Co., Ltd.                                      7,632      413,026             0.0%
#   AfreecaTV Co., Ltd.                                                 64,132    1,421,492             0.0%
#   Agabang&Company                                                    159,566    1,827,117             0.1%
#   Ahn-Gook Pharmaceutical Co., Ltd.                                   38,563      654,547             0.0%
#   Ahnlab, Inc.                                                        16,765      610,049             0.0%
#   AJ Rent A Car Co., Ltd.                                             88,690      822,626             0.0%
#   AK Holdings, Inc.                                                   19,157    1,439,304             0.0%
#   ALUKO Co., Ltd.                                                    179,140    1,006,764             0.0%
#   Aminologics Co., Ltd.                                               36,345       41,027             0.0%
#   Amotech Co., Ltd.                                                   53,135      993,235             0.0%
#   Anam Electronics Co., Ltd.                                         270,925      334,335             0.0%
#   Anapass, Inc.                                                       49,826      578,126             0.0%
    Asia Cement Co., Ltd.                                                2,635      248,470             0.0%
    ASIA Holdings Co., Ltd.                                             12,288    1,258,092             0.0%
#   Asia Paper Manufacturing Co., Ltd.                                  33,401      570,750             0.0%
    Asiana Airlines, Inc.                                              638,206    2,712,842             0.1%
    AtlasBX Co., Ltd.                                                   47,555    1,508,656             0.1%
#   AUK Corp.                                                          199,140      424,596             0.0%
#   Autech Corp.                                                        49,323      221,005             0.0%
    Avaco Co., Ltd.                                                     36,215      116,692             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Avatec Co., Ltd.                                                   5,446 $   35,280             0.0%
#   Baiksan Co., Ltd.                                                 58,310    230,378             0.0%
#   Basic House Co., Ltd. (The)                                       44,309    377,647             0.0%
#   BH Co., Ltd.                                                      11,422     59,363             0.0%
#   BHI Co., Ltd.                                                     52,777    189,556             0.0%
#   BI EMT Co., Ltd.                                                 147,148    257,498             0.0%
    Binggrae Co., Ltd.                                                31,331  1,874,067             0.1%
#   Bioland, Ltd.                                                     50,551  1,109,235             0.0%
    Bixolon Co., Ltd.                                                  7,745     98,965             0.0%
#   Bluecom Co., Ltd.                                                 61,445    682,621             0.0%
#   Bohae Brewery Co., Ltd.                                          282,452    448,449             0.0%
    Bookook Securities Co., Ltd.                                       7,410    111,516             0.0%
#   Boryung Medience Co., Ltd.                                        36,039    832,135             0.0%
#   Boryung Pharmaceutical Co., Ltd.                                  26,728  1,300,048             0.0%
#   Bubang Co., Ltd.                                                  11,846     58,855             0.0%
#   Bukwang Pharmaceutical Co., Ltd.                                  96,625  2,123,400             0.1%
    BYC Co., Ltd.                                                        741    258,839             0.0%
#   Byucksan Corp.                                                   209,703  1,723,325             0.1%
#   CammSys Corp.                                                    167,563    304,701             0.0%
#   Capro Corp.                                                      170,535    419,967             0.0%
    Cell Biotech Co., Ltd.                                             4,321    238,628             0.0%
#   Celltrion Pharm, Inc.                                             71,366    869,848             0.0%
#   Chabiotech Co., Ltd.                                             194,677  2,620,215             0.1%
#   Chadiostech Co., Ltd.                                             57,057    150,086             0.0%
#   Charm Engineering Co., Ltd.                                       42,800     10,066             0.0%
#   Chemtronics Co., Ltd.                                             51,101    307,734             0.0%
#   Chin Hung International, Inc.                                    106,852    209,544             0.0%
#   China Great Star International, Ltd.                             370,481    793,216             0.0%
#   China Ocean Resources Co., Ltd.                                  517,987  2,030,146             0.1%
    Chinyang Holdings Corp.                                           24,020     86,096             0.0%
#   Choa Pharmaceutical Co.                                           53,419    202,969             0.0%
#   Chokwang Paint, Ltd.                                              44,110    593,844             0.0%
#   Chong Kun Dang Pharmaceutical Corp.                               35,758  1,993,527             0.1%
#   Chongkundang Holdings Corp.                                       16,130  1,124,272             0.0%
#   Choong Ang Vaccine Laboratory                                     18,480    275,812             0.0%
    Chosun Refractories Co., Ltd.                                      5,483    453,117             0.0%
#   Chungdahm Learning, Inc.                                          15,629    144,421             0.0%
#   CJ CGV Co., Ltd.                                                  35,347  3,211,228             0.1%
    CJ E&M Corp.                                                      30,939  2,261,060             0.1%
#   CJ Freshway Corp.                                                 26,529  1,711,729             0.1%
    CJ Hellovision Co., Ltd.                                          45,552    434,731             0.0%
    CJ Korea Express Co., Ltd.                                         2,512    428,774             0.0%
    CJ O Shopping Co., Ltd.                                           18,443  2,845,299             0.1%
#   CJ Seafood Corp.                                                  96,761    309,339             0.0%
#   CKD Bio Corp.                                                     28,492    491,632             0.0%
#   Com2uSCorp                                                        49,489  4,977,436             0.1%
#   Cosmax BTI, Inc.                                                  90,252  5,624,401             0.1%
    CosmoAM&T Co., Ltd.                                               51,209    132,814             0.0%
#   Cosmochemical Co., Ltd.                                           33,533    162,237             0.0%
    Credu Corp.                                                       13,116    677,364             0.0%
#   Crown Confectionery Co., Ltd.                                      4,029  2,066,026             0.1%
#   CTC BIO, Inc.                                                     19,238    287,078             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   CUROCOM Co., Ltd.                                                167,453 $  268,672             0.0%
#   D.I Corp.                                                        145,220  1,132,122             0.0%
#   Dae Dong Industrial Co., Ltd.                                     60,958    523,839             0.0%
    Dae Han Flour Mills Co., Ltd.                                      5,504    937,346             0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                                  22,883    579,196             0.0%
#   Dae Hyun Co., Ltd.                                               184,373    594,567             0.0%
#   Dae Won Chemical Co., Ltd.                                       114,211    352,121             0.0%
#   Dae Won Kang Up Co., Ltd.                                        119,782    520,097             0.0%
#   Dae Young Packaging Co., Ltd.                                    385,867    382,658             0.0%
#   Dae-Il Corp.                                                      81,189    620,387             0.0%
#   Daea TI Co., Ltd.                                                367,219    512,703             0.0%
#   Daechang Co., Ltd.                                               299,027    247,943             0.0%
    Daechang Forging Co., Ltd.                                         1,367     59,651             0.0%
#   Daeduck Electronics Co.                                          212,245  1,365,370             0.0%
#   Daeduck GDS Co., Ltd.                                            112,119    952,796             0.0%
#   Daegu Department Store                                            27,282    339,395             0.0%
#   Daehan New Pharm Co., Ltd.                                        15,366    241,752             0.0%
#   Daehan Steel Co., Ltd.                                            79,022    667,487             0.0%
*   Daeho International Corp.                                            543         --             0.0%
    Daekyo Co., Ltd.                                                  72,780    583,541             0.0%
#   Daekyung Machinery & Engineering Co., Ltd.                       149,985    211,541             0.0%
    Daeryuk Can Co., Ltd.                                             11,096     66,222             0.0%
#   Daesang Corp.                                                    129,253  3,511,723             0.1%
#   Daesang Holdings Co., Ltd.                                        75,401  1,408,784             0.0%
    Daesung Energy Co., Ltd.                                          10,068     58,312             0.0%
#   Daesung Holdings Co., Ltd.                                        26,734    278,694             0.0%
#   Daewon Cable Co., Ltd.                                           104,662    181,510             0.0%
#   Daewon Pharmaceutical Co., Ltd.                                   61,150  1,111,241             0.0%
#   Daewon San Up Co., Ltd.                                           49,261    286,879             0.0%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.               225,011  1,360,084             0.0%
    Daewoong Co., Ltd.                                                 9,578    533,499             0.0%
#   Daewoong Pharmaceutical Co., Ltd.                                 27,671  1,841,138             0.1%
    Dahaam E-Tec Co., Ltd.                                             2,100      6,217             0.0%
#   Daihan Pharmaceutical Co., Ltd.                                   18,311    341,067             0.0%
    Daishin Securities Co., Ltd.                                     236,550  2,166,160             0.1%
#   Danal Co., Ltd.                                                   34,830    296,910             0.0%
#   Daou Data Corp.                                                   57,148    979,519             0.0%
#   Daou Technology, Inc.                                            167,950  3,639,794             0.1%
#   Dasan Networks, Inc.                                             115,433    626,037             0.0%
#   Dawonsys Co., Ltd.                                                48,948  1,239,668             0.0%
    Dawonsys Co., Ltd. Rights 12/08/15                                 6,773     31,190             0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                       337,845    761,882             0.0%
#   DCM Corp.                                                         17,593    172,604             0.0%
#   Deutsch Motors, Inc.                                              48,994    162,681             0.0%
    DGB Financial Group, Inc.                                        375,418  3,482,348             0.1%
#   DHP Korea Co., Ltd.                                               41,586    384,480             0.0%
    Digital Chosun Co., Ltd.                                         150,602    560,179             0.0%
#   Digital Power Communications Co., Ltd.                           165,784    732,979             0.0%
#   DIO Corp.                                                         33,514    832,197             0.0%
    Diotek Co., Ltd.                                                  10,131     39,401             0.0%
    Display Tech Co., Ltd.                                            10,192     43,837             0.0%
    DNF Co., Ltd.                                                     15,172    229,775             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Dong Ah Tire & Rubber Co., Ltd.                                   34,913 $  764,895             0.0%
#   Dong-A Socio Holdings Co., Ltd.                                   14,293  2,031,105             0.1%
    Dong-A ST Co., Ltd.                                                9,181    998,561             0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                          30,200    210,478             0.0%
    Dong-Il Corp.                                                      4,008    240,244             0.0%
#   Dongaone Co., Ltd.                                               111,180    237,541             0.0%
#   Dongbang Transport Logistics Co., Ltd.                            47,053    125,719             0.0%
#   Dongbu HiTek Co., Ltd.                                           166,849  1,772,822             0.1%
    Dongbu Securities Co., Ltd.                                      195,500    693,233             0.0%
#   Dongbu Steel Co., Ltd.                                            37,730    184,106             0.0%
    Dongil Industries Co., Ltd.                                        1,553     78,210             0.0%
#   Dongjin Semichem Co., Ltd.                                       155,093    702,248             0.0%
    Dongkook Industrial Co., Ltd.                                     52,105    115,187             0.0%
#   DongKook Pharmaceutical Co., Ltd.                                 31,782  1,370,921             0.0%
    Dongkuk Industries Co., Ltd.                                      91,860    293,286             0.0%
#   Dongkuk Steel Mill Co., Ltd.                                     388,492  2,322,249             0.1%
#   Dongkuk Structures & Construction Co., Ltd.                      159,549    516,892             0.0%
#   Dongsung Chemical Co., Ltd.                                        8,700    187,222             0.0%
#   DONGSUNG Corp.                                                   152,766    856,612             0.0%
#   Dongsung Pharmaceutical Co., Ltd.                                 95,567    419,218             0.0%
    Dongwha Enterprise Co., Ltd.                                       5,538    218,401             0.0%
#   Dongwha Pharm Co., Ltd.                                          132,021    799,039             0.0%
    Dongwon F&B Co., Ltd.                                              6,814  2,246,543             0.1%
#   Dongwon Industries Co., Ltd.                                       7,067  1,979,709             0.1%
#   Dongwon Systems Corp.                                              5,977    414,871             0.0%
#   Dongwoo Co., Ltd.                                                 58,857    213,815             0.0%
    Dongyang E&P, Inc.                                                27,330    307,233             0.0%
#   Doosan Engine Co., Ltd.                                          180,632    607,074             0.0%
#   Doosan Engineering & Construction Co., Ltd.                       20,852    122,001             0.0%
#   Doosan Infracore Co., Ltd.                                       352,405  1,925,544             0.1%
#   Dragonfly GF Co., Ltd.                                            32,354    217,450             0.0%
    DRB Holding Co., Ltd.                                             59,548    763,283             0.0%
#   Duk San Neolux Co., Ltd.                                          17,692    354,804             0.0%
#   Duksan Hi-Metal Co., Ltd.                                        101,591    753,939             0.0%
#   DuzonBIzon Co., Ltd.                                             124,375  2,338,766             0.1%
#   DY Corp.                                                         174,070  1,056,029             0.0%
#   e Tec E&C, Ltd.                                                    4,780    655,368             0.0%
#   e-LITECOM Co., Ltd.                                               48,416    847,461             0.0%
#   e-Starco Co., Ltd.                                               153,747    381,029             0.0%
    E1 Corp.                                                          16,253    983,155             0.0%
#   Eagon Industries Co., Ltd.                                        39,830    590,782             0.0%
#   Easy Bio, Inc.                                                   233,021  1,480,840             0.0%
#   Ecopro Co., Ltd.                                                  81,224    885,528             0.0%
#   EG Corp.                                                          25,399    273,802             0.0%
#   Ehwa Technologies Information Co., Ltd.                          757,196    319,470             0.0%
#   ELK Corp.                                                         65,257    200,300             0.0%
    EM-Tech Co., Ltd.                                                  9,867     68,489             0.0%
#   EMKOREA Co., Ltd.                                                 51,220    220,371             0.0%
#   Enex Co., Ltd.                                                   168,968    715,541             0.0%
#   ENF Technology Co., Ltd.                                          54,476    847,345             0.0%
#   Eo Technics Co., Ltd.                                             45,957  4,006,473             0.1%
#   Estechpharma Co., Ltd.                                            39,533    747,353             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   ESTsoft Corp.                                                        884 $   14,289             0.0%
#   Eugene Corp.                                                     277,837  1,361,797             0.0%
#   Eugene Investment & Securities Co., Ltd.                         549,087  1,341,738             0.0%
#   Eugene Technology Co., Ltd.                                       94,115    954,261             0.0%
#   Eusu Holdings Co., Ltd.                                           82,998    639,612             0.0%
#   EVERDIGM Corp.                                                    63,661    599,351             0.0%
#   F&F Co., Ltd.                                                     29,541    513,599             0.0%
#   Farmsco                                                           55,246    746,528             0.0%
#   Fila Korea, Ltd.                                                  57,179  5,008,355             0.1%
#   Fine Technix Co., Ltd.                                            82,137    196,593             0.0%
#   Finetex EnE, Inc.                                                 76,593    336,120             0.0%
#   Firstec Co., Ltd.                                                164,190    841,486             0.0%
#   Flexcom, Inc.                                                     42,281    106,679             0.0%
#   Foosung Co., Ltd.                                                247,905    904,948             0.0%
#   Fursys, Inc.                                                      14,315    435,097             0.0%
#   Gamevil, Inc.                                                      9,583    703,421             0.0%
#   Gaon Cable Co., Ltd.                                              21,699    398,346             0.0%
#   GeneOne Life Science, Inc.                                         4,475     53,685             0.0%
    Genexine Co., Ltd.                                                 3,715    277,083             0.0%
#   Genic Co., Ltd.                                                   24,789    845,890             0.0%
    GIIR, Inc.                                                        22,387    190,946             0.0%
    Global & Yuasa Battery Co., Ltd.                                  35,169  1,259,534             0.0%
#   Global Display Co., Ltd.                                          62,631    224,021             0.0%
#   GNCO Co., Ltd.                                                   270,836    343,666             0.0%
    Golfzon Co., Ltd.                                                 15,908  1,390,305             0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                    85,377    603,749             0.0%
#   Grand Korea Leisure Co., Ltd.                                     54,023  1,501,765             0.1%
    Green Cross Corp.                                                  3,373    534,637             0.0%
#   Green Cross Holdings Corp.                                       105,480  3,782,326             0.1%
*   Green Non-Life Insurance Co., Ltd.                                22,357         --             0.0%
#   GS Global Corp.                                                   28,585    155,305             0.0%
    GS Home Shopping, Inc.                                            18,829  2,809,051             0.1%
#   GS retail Co., Ltd.                                               41,819  2,107,807             0.1%
#   Gwangju Shinsegae Co., Ltd.                                        3,400    889,997             0.0%
#   Haesung Industrial Co., Ltd.                                      18,601    351,364             0.0%
#   Halla Corp.                                                      104,606    353,378             0.0%
#   Halla Holdings Corp.                                              46,380  2,305,170             0.1%
#   Han Kuk Carbon Co., Ltd.                                         218,733  1,137,819             0.0%
#   Hana Micron, Inc.                                                102,657    582,301             0.0%
#   Hana Tour Service, Inc.                                           52,163  5,746,896             0.1%
#   Hanall Biopharma Co., Ltd.                                        83,748    839,495             0.0%
#   Hancom, Inc.                                                     100,956  1,840,253             0.1%
#   Handok, Inc.                                                      33,561    730,916             0.0%
#   Handsome Co., Ltd.                                                85,322  2,902,366             0.1%
    Hanil Cement Co., Ltd.                                            20,523  2,111,297             0.1%
#   Hanjin Heavy Industries & Construction Co., Ltd.                 414,014  1,610,431             0.1%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd.         83,425    482,381             0.0%
#   Hanjin Kal Corp.                                                 230,247  4,381,252             0.1%
#   Hanjin P&C Co., Ltd.                                              78,846    160,050             0.0%
#   Hanjin Shipping Co., Ltd.                                        406,013  1,782,923             0.1%
#   Hanjin Transportation Co., Ltd.                                   57,455  2,232,340             0.1%
    Hankook Shell Oil Co., Ltd.                                        3,685  1,638,864             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   Hankook Synthetics, Inc.                                             550 $       --             0.0%
    Hankuk Glass Industries, Inc.                                      9,314    207,135             0.0%
    Hankuk Paper Manufacturing Co., Ltd.                              12,824    394,520             0.0%
#   Hanmi Pharm Co., Ltd.                                             21,759  9,813,411             0.2%
#   Hanmi Semiconductor Co., Ltd.                                     55,466    524,143             0.0%
#   Hanon Systems                                                     51,040  2,007,064             0.1%
#   Hansae Co., Ltd.                                                 101,194  4,972,580             0.1%
#   Hansae Yes24 Holdings Co., Ltd.                                   60,141  1,122,475             0.0%
#   Hanshin Construction                                              20,707    340,481             0.0%
    Hanshin Machinery Co.                                              7,906     16,069             0.0%
#   Hansol Chemical Co., Ltd.                                         51,329  3,014,982             0.1%
#   Hansol Holdings Co., Ltd.                                        192,013  1,205,199             0.0%
#   Hansol HomeDeco Co., Ltd.                                        362,991    488,464             0.0%
    Hansol Logistics Co., Ltd.                                        84,611    310,558             0.0%
#   Hansol Paper Co., Ltd.                                            99,326  1,789,796             0.1%
#   Hansol Technics Co., Ltd.                                        112,938  2,477,415             0.1%
    Hanwha Corp.                                                      25,213    826,770             0.0%
#   Hanwha Galleria Timeworld Co., Ltd.                               11,653  1,071,363             0.0%
    Hanwha General Insurance Co., Ltd.                               181,799  1,200,397             0.0%
#   Hanwha Investment & Securities Co., Ltd.                         378,784  1,483,714             0.0%
#   Hanwha Techwin Co., Ltd.                                         134,766  4,384,176             0.1%
#   Hanyang Eng Co., Ltd.                                             63,549    522,231             0.0%
    Hanyang Securities Co., Ltd.                                      18,538    138,087             0.0%
#   Harim Co., Ltd.                                                  189,668    705,090             0.0%
#   Harim Holdings Co., Ltd.                                         171,501    713,290             0.0%
#   Heung-A Shipping Co., Ltd.                                       583,317    987,156             0.0%
#   Heungkuk Fire & Marine Insurance Co., Ltd.                        92,139    323,292             0.0%
#   Hite Jinro Co., Ltd.                                             175,071  3,510,588             0.1%
    Hitejinro Holdings Co., Ltd.                                      49,775    594,009             0.0%
#   HMC Investment Securities Co., Ltd.                              111,405  1,001,742             0.0%
#   HS Industries Co., Ltd.                                          106,359    574,130             0.0%
    HS R&A Co., Ltd.                                                  23,158    831,454             0.0%
#   Huchems Fine Chemical Corp.                                      131,794  2,164,899             0.1%
#   Humax Co., Ltd.                                                  107,964  1,638,909             0.1%
    Huneed Technologies                                                2,445     27,149             0.0%
#   Huons Co., Ltd.                                                   38,303  3,112,170             0.1%
    Husteel Co., Ltd.                                                 14,587    228,471             0.0%
#   Huvis Corp.                                                       97,217    722,491             0.0%
#   Huvitz Co., Ltd.                                                  30,955    436,484             0.0%
#   Hwa Shin Co., Ltd.                                               114,245    587,696             0.0%
    Hwacheon Machine Tool Co., Ltd.                                    4,979    271,334             0.0%
    HwaSung Industrial Co., Ltd.                                      53,066    796,487             0.0%
#   Hy-Lok Corp.                                                      44,589  1,246,480             0.0%
    Hyosung Corp.                                                     63,705  6,504,705             0.2%
#   HyosungITX Co., Ltd.                                              14,477    211,725             0.0%
#   Hyundai BNG Steel Co., Ltd.                                       58,986    533,027             0.0%
#   Hyundai C&F, Inc.                                                 25,222    801,972             0.0%
#   Hyundai Corp.                                                     36,660  1,075,113             0.0%
#   Hyundai Elevator Co., Ltd.                                        74,016  3,395,631             0.1%
#   Hyundai Engineering Plastics Co., Ltd.                           101,203    792,617             0.0%
#   Hyundai Greenfood Co., Ltd.                                      246,313  5,148,083             0.1%
    Hyundai Home Shopping Network Corp.                               36,587  3,906,301             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Hy Communications & Networks Co., Ltd.                   173,909 $  499,109             0.0%
#   Hyundai Livart Furniture Co., Ltd.                                67,881  2,983,717             0.1%
#   Hyundai Merchant Marine Co., Ltd.                                 46,601    242,855             0.0%
#   Hyundai Mipo Dockyard Co., Ltd.                                    2,711    169,838             0.0%
    Hyundai Pharmaceutical Co., Ltd.                                  20,156     66,820             0.0%
#   Hyundai Rotem Co., Ltd.                                           17,687    251,680             0.0%
#   Hyunjin Materials Co., Ltd.                                      105,980    143,807             0.0%
#   HyVision System, Inc.                                             68,506    585,406             0.0%
#   i-SENS, Inc.                                                       8,071    260,945             0.0%
#   ICD Co., Ltd.                                                     84,572    456,524             0.0%
#   IHQ, Inc.                                                        206,240    445,305             0.0%
#   Il Dong Pharmaceutical Co., Ltd.                                  62,230  1,406,401             0.0%
#   Iljin Display Co., Ltd.                                           53,526    321,029             0.0%
#   Iljin Electric Co., Ltd.                                         127,969    639,161             0.0%
#   Iljin Holdings Co., Ltd.                                         150,141  1,581,337             0.1%
#   Iljin Materials Co., Ltd.                                         91,522    662,011             0.0%
#   Ilshin Spinning Co., Ltd.                                          8,039  1,114,320             0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                   2,864    262,403             0.0%
#   IM Co., Ltd.                                                      61,008    211,616             0.0%
#   iMarketKorea, Inc.                                                90,333  2,350,899             0.1%
#   InBody Co., Ltd.                                                  58,689  2,514,971             0.1%
#   Infinitt Healthcare Co., Ltd.                                     43,107    399,269             0.0%
#   Infopia Co., Ltd.                                                 34,245    319,802             0.0%
#   Infraware, Inc.                                                  103,254    447,105             0.0%
#   InkTec Co., Ltd.                                                  38,881    238,583             0.0%
#   Innochips Technology, Inc.                                        14,702    143,655             0.0%
#   InnoWireless, Inc.                                                21,995    205,262             0.0%
#   Innox Corp.                                                       63,904    755,274             0.0%
#   Insun ENT Co., Ltd.                                              172,368    821,090             0.0%
    Intelligent Digital Integrated Securities Co., Ltd.               29,762    516,695             0.0%
#   Interflex Co., Ltd                                                56,555    622,066             0.0%
    Intergis Co., Ltd.                                                11,220     35,295             0.0%
#   Interojo Co., Ltd.                                                39,961  1,303,594             0.0%
#   Interpark Holdings Corp.                                         206,989  2,114,768             0.1%
#   INTOPS Co., Ltd.                                                  25,180    374,149             0.0%
#   Inzi Controls Co., Ltd.                                           42,034    188,404             0.0%
    INZI Display Co., Ltd.                                            32,254     46,246             0.0%
#   Iones Co., Ltd.                                                   37,090    708,651             0.0%
#   IS Dongseo Co., Ltd.                                              52,132  1,948,835             0.1%
#   ISC Co., Ltd.                                                      9,601    214,599             0.0%
#   ISU Chemical Co., Ltd.                                            65,141    586,457             0.0%
#   IsuPetasys Co., Ltd.                                             189,204    834,689             0.0%
#   Jahwa Electronics Co., Ltd.                                       54,768    538,871             0.0%
#   JB Financial Group Co., Ltd.                                     532,822  2,770,130             0.1%
    Jcontentree Corp.                                                394,639  1,707,588             0.1%
#   Jeil Pharmaceutical Co.                                           38,801    827,908             0.0%
#   Jeju Semiconductor Corp.                                          29,653    155,889             0.0%
    Jinro Distillers Co., Ltd.                                        12,752    415,867             0.0%
#   Jinsung T.E.C.                                                    43,317    193,781             0.0%
    JLS Co., Ltd.                                                      8,735     51,754             0.0%
#   Joymax Co., Ltd.                                                  21,192    375,756             0.0%
#   Jusung Engineering Co., Ltd.                                     229,938    990,749             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   JVM Co., Ltd.                                                     18,510 $  907,179             0.0%
#   JW Holdings Corp.                                                195,463  1,463,551             0.0%
#   JW Pharmaceutical Corp.                                           57,132  1,738,851             0.1%
    JYP Entertainment Corp.                                           82,379    334,204             0.0%
#   KB Capital Co., Ltd.                                              66,895  1,489,851             0.0%
#   KB Insurance Co., Ltd.                                           262,306  6,096,190             0.1%
#   KC Cottrell Co., Ltd.                                             22,715    157,009             0.0%
#   KC Green Holdings Co., Ltd.                                       80,230    679,219             0.0%
#   KC Tech Co., Ltd.                                                123,092  1,034,691             0.0%
#   KCC Engineering & Construction Co., Ltd.                          21,855    155,102             0.0%
*   KCO Energy, Inc.                                                     120         --             0.0%
#   KCP Co., Ltd.                                                     63,178  1,721,732             0.1%
#   KEC Corp.                                                        170,897    170,387             0.0%
#   KEPCO Engineering & Construction Co., Inc.                        68,911  2,059,884             0.1%
#   Keyang Electric Machinery Co., Ltd.                              156,430    663,722             0.0%
#   KEYEAST Co., Ltd.                                                241,959    865,615             0.0%
#   KG Chemical Corp.                                                 45,800    644,204             0.0%
    KG Eco Technology Service Co., Ltd.                               34,289    118,280             0.0%
#   Kginicis Co., Ltd.                                                36,013    534,509             0.0%
#   KGMobilians Co., Ltd.                                             71,784    954,733             0.0%
#   KH Vatec Co., Ltd.                                                94,197  1,655,629             0.1%
#   KISCO Corp.                                                       20,347    861,656             0.0%
    KISCO Holdings Co., Ltd.                                           2,292    119,519             0.0%
#   Kishin Corp.                                                      49,420    326,517             0.0%
#   KISWIRE, Ltd.                                                     39,054  1,411,411             0.0%
#   KIWOOM Securities Co., Ltd.                                       69,571  3,562,419             0.1%
#   KleanNara Co., Ltd.                                               24,428    141,124             0.0%
    KMH Co., Ltd.                                                     54,976    519,924             0.0%
#   KMW Co., Ltd.                                                     53,185    337,433             0.0%
#   Koentec Co., Ltd.                                                297,857    734,506             0.0%
#   Koh Young Technology, Inc.                                        63,733  1,854,745             0.1%
#   Kolao Holdings                                                   134,465  1,596,390             0.1%
#   Kolon Corp.                                                       45,278  2,531,985             0.1%
#   Kolon Global Corp.                                                16,968    252,105             0.0%
#   Kolon Industries, Inc.                                           107,359  5,832,656             0.1%
#   Kolon Life Science, Inc.                                          27,291  3,859,092             0.1%
#   Komipharm International Co., Ltd.                                 11,873    276,456             0.0%
#   KONA I Co., Ltd.                                                  71,763  2,294,999             0.1%
#   Kook Soon Dang Brewery Co., Ltd.                                  67,701    396,065             0.0%
    Korea Airport Service Co., Ltd.                                      934     24,760             0.0%
#   Korea Alcohol Industrial Co., Ltd.                                44,130    288,782             0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                         48,456    547,939             0.0%
#   Korea Circuit Co., Ltd.                                           65,808    634,809             0.0%
#   Korea District Heating Corp.                                      17,703    961,479             0.0%
    Korea Electric Terminal Co., Ltd.                                 32,072  2,771,944             0.1%
#   Korea Electronic Certification Authority, Inc.                    70,482    533,765             0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.           74,881    307,676             0.0%
    Korea Export Packaging Industrial Co., Ltd.                        5,621    103,278             0.0%
    Korea Flange Co., Ltd.                                            19,644    239,168             0.0%
#   Korea Information & Communications Co, Ltd.                       61,340    744,053             0.0%
    Korea Investment Holdings Co., Ltd.                               54,417  2,897,252             0.1%
#   Korea Kolmar Co., Ltd.                                            52,091  4,085,337             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Holdings Co., Ltd.                                   33,913 $1,964,003             0.1%
#   Korea Line Corp.                                                  64,935  1,147,338             0.0%
#   Korea Petrochemical Ind Co., Ltd.                                 19,034  2,943,553             0.1%
#   Korea United Pharm, Inc.                                          55,323    903,711             0.0%
#   Korean Reinsurance Co.                                           432,194  5,152,674             0.1%
#   Kortek Corp.                                                      72,394    852,091             0.0%
    KPF                                                               42,149    178,947             0.0%
    KPX Chemical Co., Ltd.                                             8,354    416,612             0.0%
#   KR Motors Co., Ltd.                                               56,572     52,138             0.0%
#   KSCB Co., Ltd.                                                     7,972     47,835             0.0%
    KT Hitel Co., Ltd.                                                81,696    637,073             0.0%
    KT Skylife Co., Ltd.                                             124,747  2,041,718             0.1%
#   KTB Investment & Securities Co., Ltd.                            335,383    743,436             0.0%
    KTCS Corp.                                                         4,247     13,388             0.0%
    Kukdo Chemical Co., Ltd.                                          23,101  1,240,071             0.0%
    Kukdong Corp.                                                      1,069      8,964             0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                                  6,292    170,958             0.0%
#   Kumho Electric Co., Ltd.                                          18,861    289,488             0.0%
#   Kumho Industrial Co., Ltd.                                        95,814  1,464,239             0.0%
#   Kumho Tire Co., Inc.                                             537,655  3,247,886             0.1%
#   Kumkang Kind Co., Ltd.                                            16,750    913,465             0.0%
#   Kunsul Chemical Industrial Co., Ltd.                              23,454    914,692             0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                              197,814  2,014,340             0.1%
#   Kwang Myung Electric Engineering Co., Ltd.                       237,440    518,274             0.0%
    Kwangju Bank                                                      31,132    221,913             0.0%
#   Kyeryong Construction Industrial Co., Ltd.                        17,512    146,820             0.0%
    Kyobo Securities Co., Ltd.                                       130,490  1,118,868             0.0%
#   Kyung Dong Navien Co., Ltd.                                       33,704  1,115,527             0.0%
#   Kyung-In Synthetic Corp.                                         123,588    430,319             0.0%
#   Kyungbang, Ltd.                                                    4,716    795,042             0.0%
    Kyungchang Industrial Co., Ltd.                                   73,797    444,807             0.0%
#   KyungDong City Gas Co., Ltd.                                      13,066  1,207,375             0.0%
    Kyungdong Pharm Co., Ltd.                                         38,679    739,390             0.0%
    L&F Co., Ltd.                                                     54,534    489,182             0.0%
#   LB Semicon, Inc.                                                 147,884    190,200             0.0%
    LEADCORP, Inc. (The)                                               2,176     30,453             0.0%
#   LEENO Industrial, Inc.                                            51,031  1,954,250             0.1%
    LF Corp.                                                         120,413  3,336,664             0.1%
#   LG Hausys, Ltd.                                                   37,195  5,524,261             0.1%
#   LG International Corp.                                           206,725  6,313,475             0.1%
#   LG Life Sciences, Ltd.                                            59,924  3,222,040             0.1%
#   LMS Co., Ltd.                                                     32,869    296,106             0.0%
#   Lock&Lock Co., Ltd.                                              154,467  1,653,821             0.1%
    Lotte Chilsung Beverage Co., Ltd.                                  2,570  5,032,695             0.1%
    Lotte Confectionery Co., Ltd.                                      1,810  3,157,466             0.1%
#   Lotte Food Co., Ltd.                                               4,087  3,215,791             0.1%
#   LOTTE Himart Co., Ltd.                                            54,476  2,778,460             0.1%
#   Lotte Non-Life Insurance Co., Ltd.                               338,540    838,308             0.0%
#   LS Corp.                                                         114,384  3,862,845             0.1%
#   LS Industrial Systems Co., Ltd.                                   93,480  4,063,603             0.1%
#   Lumens Co., Ltd.                                                 301,165  1,079,186             0.0%
    Macquarie Korea Infrastructure Fund                              617,423  4,331,780             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Macrogen, Inc.                                                      42,509 $1,413,756             0.0%
#   Maeil Dairy Industry Co., Ltd.                                      42,668  1,459,103             0.0%
#   Mando Corp.                                                         43,801  5,698,121             0.1%
#   Mcnex Co., Ltd.                                                     18,226    446,534             0.0%
#   MDS Technology Co., Ltd.                                            34,280    710,055             0.0%
#   Medifron DBT Co., Ltd.                                              15,943     55,444             0.0%
#   Medipost Co., Ltd.                                                   3,841    326,294             0.0%
    Medy-Tox, Inc.                                                      11,273  4,787,359             0.1%
    MegaStudy Co., Ltd.                                                 16,832    661,954             0.0%
#   MegaStudyEdu Co., Ltd.                                               4,919    275,928             0.0%
#   Melfas, Inc.                                                       104,886    454,257             0.0%
#   Meritz Finance Group, Inc.                                          48,643    624,626             0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                           360,346  5,086,278             0.1%
#   Meritz Securities Co., Ltd.                                        298,466  1,327,582             0.0%
#   Mgame Corp.                                                         91,446    493,898             0.0%
    Mi Chang Oil Industrial Co., Ltd.                                    2,578    173,852             0.0%
#   Mirae Asset Securities Co., Ltd.                                    20,066    447,683             0.0%
#   Mirae Corp.                                                      1,931,820  1,054,154             0.0%
    Miwon Chemicals Co., Ltd.                                            1,890     78,257             0.0%
    Miwon Commercial Co., Ltd.                                             716    116,694             0.0%
    Miwon Specialty Chemical Co., Ltd.                                   1,041    292,236             0.0%
#   MK Electron Co., Ltd.                                              101,002    621,953             0.0%
#   MNTech Co., Ltd.                                                   110,847    619,007             0.0%
#   Modetour Network, Inc.                                              62,361  1,991,541             0.1%
#   Monalisa Co., Ltd.                                                  68,050    311,143             0.0%
    MonAmi Co., Ltd.                                                    31,087    124,529             0.0%
    Moorim P&P Co., Ltd.                                               143,600    676,403             0.0%
#   Moorim Paper Co., Ltd.                                              98,440    304,996             0.0%
#   Motonic Corp.                                                       71,883    794,632             0.0%
#   Muhak Co., Ltd.                                                     65,794  2,769,185             0.1%
#   Namhae Chemical Corp.                                              149,878  1,318,143             0.0%
#   Namsun Aluminum Co., Ltd.                                          321,997    336,491             0.0%
#   Namyang Dairy Products Co., Ltd.                                     1,563  1,152,527             0.0%
    Nanos Co., Ltd.                                                      6,521     44,037             0.0%
#   Naturalendo Tech Co., Ltd.                                          83,266  1,679,735             0.1%
#   Neowiz Games Corp.                                                  84,844  1,349,548             0.0%
#   NEOWIZ HOLDINGS Corp.                                               10,579    167,348             0.0%
#   NEPES Corp.                                                        104,343    609,247             0.0%
#   Nexen Corp.                                                         33,168  2,459,619             0.1%
#   Nexen Tire Corp.                                                   212,408  2,458,160             0.1%
#   Nexolon Co., Ltd.                                                    2,976      2,927             0.0%
#   Nexon GT Co., Ltd.                                                  86,722  1,059,326             0.0%
#   NHN Entertainment Corp.                                             58,480  2,840,940             0.1%
#   NICE Holdings Co., Ltd.                                            100,686  2,244,186             0.1%
#   NICE Information Service Co., Ltd.                                 206,717  2,154,686             0.1%
#   NK Co., Ltd.                                                       179,908    912,199             0.0%
#   Nong Shim Holdings Co., Ltd.                                        10,186  1,337,517             0.0%
#   Nong Woo Bio Co., Ltd.                                              45,420    868,732             0.0%
#   NongShim Co., Ltd.                                                  19,606  6,336,013             0.1%
#   Noroo Holdings Co., Ltd.                                            13,599    342,155             0.0%
#   NOROO Paint & Coatings Co., Ltd.                                    52,398    499,417             0.0%
    NPC                                                                 56,060    358,129             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   OCI Materials Co., Ltd.                                           35,023 $2,837,983             0.1%
    Opto Device Technology Co., Ltd.                                   6,355     44,448             0.0%
#   OPTRON-TEC, Inc.                                                  86,759    409,167             0.0%
#   Orientbio, Inc.                                                  706,011    785,209             0.0%
#   OSANGJAIEL Co., Ltd.                                              26,528    265,763             0.0%
#   Osstem Implant Co., Ltd.                                          60,174  3,513,772             0.1%
#   Osung LST Co., Ltd.                                               24,751     13,229             0.0%
#   Ottogi Corp.                                                       5,156  4,736,185             0.1%
    Paik Kwang Industrial Co., Ltd.                                  127,006    286,640             0.0%
    Pan Ocean Co., Ltd.                                               13,688     48,159             0.0%
#   Pan-Pacific Co., Ltd.                                            164,180    611,731             0.0%
    Pang Rim Co., Ltd.                                                 8,619    210,355             0.0%
#   PaperCorea, Inc.                                                 688,918    605,421             0.0%
#   Partron Co., Ltd.                                                238,893  2,048,348             0.1%
    Paru Co., Ltd.                                                    53,455    206,908             0.0%
#   Pharmicell Co., Ltd.                                              85,904    367,411             0.0%
    Poongsan Corp.                                                   144,872  3,260,077             0.1%
#   Poongsan Holdings Corp.                                           26,213    922,700             0.0%
    POSCO Chemtech Co., Ltd.                                         119,219  1,495,906             0.0%
    POSCO Coated & Color Steel Co., Ltd.                               2,498     35,792             0.0%
#   Posco ICT Co., Ltd.                                              301,412  1,316,806             0.0%
#   Posco M-Tech Co., Ltd.                                            83,502    174,453             0.0%
#   Posco Plantec Co., Ltd.                                           16,494     28,177             0.0%
#   Power Logics Co., Ltd.                                           153,415    515,943             0.0%
#   PSK, Inc.                                                         67,148    599,505             0.0%
#   Pulmuone Co., Ltd.                                                 6,862  1,114,107             0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                   70,608    901,469             0.0%
#   Redrover Co., Ltd.                                               128,979    927,822             0.0%
    Reyon Pharmaceutical Co., Ltd.                                    23,194    732,022             0.0%
#   RFsemi Technologies, Inc.                                         30,415    195,865             0.0%
#   RFTech Co., Ltd.                                                  47,886    335,842             0.0%
#   Romanson Co., Ltd.                                                49,559    490,620             0.0%
#   S&C Engine Group, Ltd.                                           305,518    464,781             0.0%
    S&T Corp.                                                          5,716    122,696             0.0%
    S&T Dynamics Co., Ltd.                                           160,725  1,952,725             0.1%
    S&T Holdings Co., Ltd.                                            37,093    862,310             0.0%
    S&T Motiv Co., Ltd.                                               50,410  3,214,565             0.1%
#   S-Energy Co., Ltd.                                                53,743    356,224             0.0%
#   S-MAC Co., Ltd.                                                   85,869    277,429             0.0%
#   Saeron Automotive Corp.                                            2,640     20,274             0.0%
#   Sajo Industries Co., Ltd.                                         13,633    816,697             0.0%
    SAJOHAEPYO Corp.                                                     574      8,177             0.0%
    Sam Young Electronics Co., Ltd.                                   63,000    688,670             0.0%
#   Sam Yung Trading Co., Ltd.                                        55,956  1,128,880             0.0%
#   Samchully Co., Ltd.                                               15,849  1,422,750             0.0%
#   Samchuly Bicycle Co., Ltd.                                        18,450    301,418             0.0%
#   Samho Development Co., Ltd.                                       64,551    192,746             0.0%
#   Samho International Co., Ltd.                                     31,619    487,461             0.0%
#   SAMHWA Paints Industrial Co., Ltd.                                57,633    674,887             0.0%
#   Samick Musical Instruments Co., Ltd.                             382,196  1,354,708             0.0%
#   Samick THK Co., Ltd.                                              48,890    365,985             0.0%
#   Samjin Pharmaceutical Co., Ltd.                                   59,596  1,273,349             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samkwang Glass                                                    19,483 $1,633,405             0.1%
#   Samlip General Foods Co., Ltd.                                     5,367  1,323,085             0.0%
#   Samsung Engineering Co., Ltd.                                     48,925    776,439             0.0%
    Samsung Fine Chemicals Co., Ltd.                                 123,140  4,046,605             0.1%
#   SAMT Co., Ltd.                                                   109,941    206,811             0.0%
#   Samyang Foods Co., Ltd.                                           17,230    345,815             0.0%
#   Samyang Holdings Corp.                                            22,926  3,210,170             0.1%
#   Samyang Tongsang Co., Ltd.                                         8,224    365,658             0.0%
#   Samyoung Chemical Co., Ltd.                                      136,867    214,568             0.0%
#   Sangbo Corp.                                                     109,135    467,589             0.0%
    Sangsin Brake                                                      6,689     41,426             0.0%
#   Sansung Life & Science Co., Ltd.                                  57,015  1,876,876             0.1%
#   Sapphire Technology Co., Ltd.                                     42,273    448,816             0.0%
#   Satrec Initiative Co., Ltd.                                        6,676    128,002             0.0%
#   SAVEZONE I&C CORP.                                                62,674    330,879             0.0%
#   SBI Investment Korea Co., Ltd.                                   206,964    115,938             0.0%
    SBS Contents Hub Co., Ltd.                                        36,758    506,663             0.0%
    SBS Media Holdings Co., Ltd.                                     277,535    946,204             0.0%
#   SBW                                                              796,253  2,269,131             0.1%
#   Seah Besteel Corp.                                                87,900  2,210,450             0.1%
    SeAH Holdings Corp.                                                4,811    737,769             0.0%
    SeAH Steel Corp.                                                  17,840    998,458             0.0%
#   Sebang Co., Ltd.                                                  57,074    896,849             0.0%
#   Seegene, Inc.                                                     58,471  2,019,314             0.1%
#   Sejong Industrial Co., Ltd.                                       70,108    677,232             0.0%
    Sekonix Co., Ltd.                                                 10,456    169,733             0.0%
#   Sempio Foods Co.                                                  11,762    414,913             0.0%
#   Seobu T&D                                                         73,518  1,451,770             0.0%
#   Seohan Co., Ltd.                                                 343,180    627,838             0.0%
#   Seohee Construction Co., Ltd.                                    889,273    848,420             0.0%
#   Seoul Semiconductor Co., Ltd.                                    222,901  3,698,728             0.1%
#   SEOWONINTECH Co., Ltd.                                            58,761    688,608             0.0%
#   Seoyon Co., Ltd.                                                 118,432  1,270,731             0.0%
#   Sewon Cellontech Co., Ltd.                                       146,454    521,780             0.0%
    Sewon Precision Industry Co., Ltd.                                21,670    462,311             0.0%
#   SEWOONMEDICAL Co., Ltd.                                          109,964    610,352             0.0%
#   SFA Engineering Corp.                                             58,145  2,227,476             0.1%
#   SG Corp.                                                         865,420    967,699             0.0%
#   SH Energy & Chemical Co., Ltd.                                   527,381    735,167             0.0%
#   Shin Poong Pharmaceutical Co., Ltd.                              166,467    606,042             0.0%
    Shin-heung Machine Co., Ltd.                                      14,221     92,179             0.0%
#   Shinil Industrial Co., Ltd.                                      301,022    362,370             0.0%
    Shinsegae Co., Ltd.                                                5,752  1,170,380             0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                    11,297    490,093             0.0%
#   Shinsegae Information & Communication Co., Ltd.                    6,991    735,566             0.0%
#   Shinsegae International Co., Ltd.                                 14,823  1,438,719             0.0%
#   Shinsung Solar Energy Co., Ltd.                                  237,348    302,350             0.0%
#   Shinsung Tongsang Co., Ltd.                                      705,326  1,180,140             0.0%
#   Shinwha Intertek Corp.                                           128,714    270,745             0.0%
#   Shinwon Corp.                                                    173,143    286,642             0.0%
#   Shinyoung Securities Co., Ltd.                                    14,050    680,348             0.0%
#   SHOWBOX Corp.                                                     55,565    343,797             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Signetics Corp.                                                    234,926 $  321,940             0.0%
#   SIGONG TECH Co., Ltd.                                               73,198    419,820             0.0%
#   Silicon Works Co., Ltd.                                             70,469  2,095,526             0.1%
#   Silla Co., Ltd.                                                     38,828    589,966             0.0%
    SIMMTECH Co., Ltd.                                                  64,644    451,921             0.0%
#   SIMMTECH HOLDINGS Co., Ltd.                                         45,781    124,067             0.0%
#   SIMPAC, Inc.                                                        82,220    463,994             0.0%
    Sindoh Co., Ltd.                                                     3,151    168,384             0.0%
#   Sinjin SM Co., Ltd.                                                  8,200    156,924             0.0%
#   SJM Co., Ltd.                                                       34,349    199,616             0.0%
#   SK Chemicals Co., Ltd.                                              87,656  5,176,823             0.1%
#   SK Communications Co., Ltd.                                        103,928    737,778             0.0%
#   SK Gas, Ltd.                                                        23,796  1,773,468             0.1%
#   SK Securities Co., Ltd.                                          1,947,663  1,990,411             0.1%
#   SKC Co., Ltd.                                                      144,875  4,862,481             0.1%
#   SKC Solmics Co., Ltd.                                               43,587     72,520             0.0%
#   SL Corp.                                                            79,821  1,187,058             0.0%
#   SM Culture & Contents Co., Ltd.                                     59,505    132,397             0.0%
#   SM Entertainment Co.                                                93,334  3,739,075             0.1%
#   Solborn, Inc.                                                       88,180    520,303             0.0%
#   Solid, Inc.                                                        101,535    559,818             0.0%
#   Songwon Industrial Co., Ltd.                                       100,166    962,815             0.0%
#   Soosan Heavy Industries Co., Ltd.                                   61,925    111,969             0.0%
#   Soulbrain Co., Ltd.                                                 57,380  1,998,334             0.1%
#   Ssangyong Cement Industrial Co., Ltd.                              118,503  1,873,056             0.1%
#   STS Semiconductor & Telecommunications                             300,260    717,139             0.0%
#   STX Corp.                                                            6,376     22,036             0.0%
#   STX Engine Co., Ltd.                                                 9,399     77,575             0.0%
#   Suheung Co., Ltd.                                                   36,385  1,585,332             0.1%
#   Sunchang Corp.                                                      38,394    566,978             0.0%
#   Sung Kwang Bend Co., Ltd.                                          109,995    903,545             0.0%
#   Sungchang Enterprise Holdings, Ltd.                                 31,117    800,480             0.0%
#   Sungshin Cement Co., Ltd.                                          104,814  1,041,193             0.0%
#   Sungwoo Hitech Co., Ltd.                                           222,183  1,718,296             0.1%
#   Sunjin Co., Ltd.                                                    25,877    633,100             0.0%
#   Sunny Electronics Corp.                                             59,001    116,190             0.0%
#   Suprema, Inc.                                                       69,096  1,248,540             0.0%
#   Synopex, Inc.                                                      329,126    468,542             0.0%
    Tae Kyung Industrial Co., Ltd.                                      39,841    213,971             0.0%
    Taekwang Industrial Co., Ltd.                                        2,106  2,049,808             0.1%
#   Taewoong Co., Ltd.                                                  63,464    831,539             0.0%
#   Taeyoung Engineering & Construction Co., Ltd.                      242,962  1,251,649             0.0%
#   Taihan Electric Wire Co., Ltd.                                      37,983     83,292             0.0%
    Taihan Textile Co., Ltd.                                               844     50,476             0.0%
#   Tailim Packaging Industrial Co., Ltd.                              195,880    547,669             0.0%
    TCC Steel                                                           40,253     71,681             0.0%
#   TechWing, Inc.                                                      54,511    472,348             0.0%
#   Tera Semicon Co., Ltd.                                              45,083    719,053             0.0%
#   TES Co., Ltd.                                                       42,923    456,600             0.0%
#   Theragen Etex Co., Ltd.                                             31,067    219,805             0.0%
#   Thinkware Systems Corp.                                             17,785    269,106             0.0%
#   TK Chemical Corp.                                                  283,667    651,371             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   TK Corp.                                                            78,975 $  780,804             0.0%
    TLI, Inc.                                                            3,472     26,318             0.0%
#   Tokai Carbon Korea Co., Ltd.                                        10,506    213,599             0.0%
#   Tong Yang Moolsan Co., Ltd.                                         22,590    197,208             0.0%
#   Tongyang Life Insurance Co, Ltd.                                   225,842  2,761,709             0.1%
    Top Engineering Co., Ltd.                                           10,509     46,219             0.0%
#   Toptec Co., Ltd.                                                    36,271  1,065,201             0.0%
#   Tovis Co., Ltd.                                                     81,712    717,437             0.0%
#   Trais Co., Ltd.                                                     24,456     73,200             0.0%
#   TS Corp.                                                            26,872    530,042             0.0%
#   UBCare Co., Ltd.                                                   114,049    422,600             0.0%
#   Ubiquoss, Inc.                                                      79,861  1,009,156             0.0%
#   Ubivelox, Inc.                                                      17,660    277,340             0.0%
#   Uju Electronics Co., Ltd.                                           42,498    531,049             0.0%
#   Unid Co., Ltd.                                                      29,423  1,317,072             0.0%
#   Uniquest Corp.                                                      16,238     58,739             0.0%
    Unison Co., Ltd.()                                                  21,542     10,676             0.0%
#   Unison Co., Ltd.(6195256)                                           68,242    129,994             0.0%
#   Value Added Technologies Co., Ltd.                                  41,298  1,405,723             0.0%
#   Very Good Leisure Co., Ltd.                                         25,853    234,510             0.0%
#   Vieworks Co., Ltd.                                                  39,832  1,337,006             0.0%
#   Visang Education, Inc.                                              38,704    298,425             0.0%
#   Webzen, Inc.                                                        53,757  1,526,984             0.1%
#   WeMade Entertainment Co., Ltd.                                      27,945  1,118,750             0.0%
#   Whanin Pharmaceutical Co., Ltd.                                     48,403    875,373             0.0%
#   WillBes & Co. (The)                                                319,383    649,546             0.0%
#   Winix, Inc.                                                          6,948     72,140             0.0%
    Wins Co., Ltd.                                                      20,878    233,597             0.0%
#   WiSoL Co., Ltd.                                                     96,855  1,370,335             0.0%
#   WIZIT Co., Ltd.                                                    114,671    181,932             0.0%
#   WONIK CUBE Corp.                                                    13,011     27,943             0.0%
#   Wonik IPS Co., Ltd.                                                308,005  2,538,470             0.1%
#   Wonik Materials Co., Ltd.                                           16,466    839,532             0.0%
    Wonik QnC Corp.                                                      7,938    110,520             0.0%
#   Woojeon & Handan Co., Ltd.                                          90,141    107,216             0.0%
    Woojin, Inc.                                                         2,070     12,871             0.0%
#   Woongjin Co., Ltd.                                                 292,655    771,449             0.0%
#   Woongjin Energy Co., Ltd.                                          324,645    439,980             0.0%
#   Woongjin Thinkbig Co., Ltd.                                        125,097    896,054             0.0%
#   Wooree ETI Co., Ltd.                                               163,783    416,594             0.0%
#   Woori Investment Bank Co., Ltd.                                  2,972,546  1,588,874             0.1%
    WooSung Feed Co., Ltd.                                              17,710     51,230             0.0%
#   Y G-1 Co., Ltd.                                                     89,329    858,722             0.0%
    YeaRimDang Publishing Co., Ltd.                                     19,136     86,383             0.0%
    YESCO Co., Ltd.                                                     14,192    465,474             0.0%
#   YG Entertainment, Inc.                                              46,549  1,850,767             0.1%
#   Yoosung Enterprise Co., Ltd.                                       142,242    521,033             0.0%
#   Youlchon Chemical Co., Ltd.                                         64,528    698,335             0.0%
#   Young Heung Iron & Steel Co., Ltd.                                 287,784    506,539             0.0%
#   Young Poong Corp.                                                    1,885  2,069,837             0.1%
*   Young Poong Mining & Construction Corp.                              1,580         --             0.0%
#   Young Poong Precision Corp.                                         79,593    648,857             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                     --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Youngone Holdings Co., Ltd.                                         32,178 $  2,027,694             0.1%
#   Yuanta Securities Korea Co., Ltd.                                  128,115      445,429             0.0%
    Yuhan Corp.                                                         16,626    4,117,857             0.1%
    YuHwa Securities Co., Ltd.                                          13,060      168,029             0.0%
#   Yungjin Pharmaceutical Co., Ltd.                                   518,217    1,032,691             0.0%
*   ZeroOne Interactive Co., Ltd.                                        3,200           --             0.0%
                                                                               ------------            ----
TOTAL SOUTH KOREA                                                               735,074,033            15.0%
                                                                               ------------            ----
TAIWAN -- (13.3%)
#   A-DATA Technology Co., Ltd.                                      1,453,879    1,499,844             0.0%
    Ability Enterprise Co., Ltd.                                     3,031,076    1,676,577             0.1%
#   AcBel Polytech, Inc.                                             3,000,599    2,120,121             0.1%
#   Accton Technology Corp.                                          3,653,763    2,287,327             0.1%
#   ACES Electronic Co., Ltd.                                          553,000      443,609             0.0%
#   ACHEM TECHNOLOGY Corp.                                           1,673,860      690,503             0.0%
    Acme Electronics Corp.                                             529,000      258,900             0.0%
#   Acter Co., Ltd.                                                    211,000      611,594             0.0%
    Action Electronics Co., Ltd.                                       720,635      102,979             0.0%
#   Actron Technology Corp.                                            434,150    1,494,259             0.0%
    Addcn Technology Co., Ltd.                                          32,800      317,397             0.0%
#   Adlink Technology, Inc.                                            767,257    2,058,912             0.1%
#   Advanced Ceramic X Corp.                                           265,000    1,655,514             0.1%
#   Advanced Connectek, Inc.                                         1,202,000      288,697             0.0%
    Advanced International Multitech Co., Ltd.                         501,000      322,459             0.0%
    Advanced Power Electronics Corp.                                    14,282       13,592             0.0%
#   Advanced Wireless Semiconductor Co.                                885,000    2,117,830             0.1%
#   Advancetek Enterprise Co., Ltd.                                    888,917      506,679             0.0%
#   AGV Products Corp.                                               3,484,801      731,897             0.0%
    AimCore Technology Co., Ltd.                                       334,589      190,877             0.0%
    Airtac International Group                                          49,000      254,106             0.0%
    Alcor Micro Corp.                                                  312,000      207,219             0.0%
    ALI Corp.                                                        2,271,000    1,162,696             0.0%
#   Allis Electric Co., Ltd.                                            54,000       13,811             0.0%
#   Alltek Technology Corp.                                            579,186      438,684             0.0%
#   Alltop Technology Co., Ltd.                                        250,000      178,007             0.0%
    Alpha Networks, Inc.                                             1,965,386    1,133,891             0.0%
#   Altek Corp.                                                      1,805,945    1,501,730             0.0%
    Ambassador Hotel (The)                                           1,612,000    1,388,580             0.0%
#   AMPOC Far-East Co., Ltd.                                           320,444      203,850             0.0%
#   AmTRAN Technology Co., Ltd.                                      3,349,951    1,695,209             0.1%
    Anpec Electronics Corp.                                            336,590      213,470             0.0%
#   Apacer Technology, Inc.                                          1,001,576      578,097             0.0%
    APCB, Inc.                                                         732,000      306,869             0.0%
#   Apex Biotechnology Corp.                                           654,483      850,149             0.0%
#   Apex International Co., Ltd.                                       753,293      973,989             0.0%
#   Apex Medical Corp.                                                 462,500      604,319             0.0%
#   Apex Science & Engineering                                       1,046,132      305,120             0.0%
#   Arcadyan Technology Corp.                                          921,718      915,750             0.0%
    Ardentec Corp.                                                   2,744,820    2,082,690             0.1%
#   Arima Communications Corp.                                       1,189,719      329,789             0.0%
#   Asia Optical Co., Inc.                                           1,578,000    1,503,314             0.0%
#   Asia Plastic Recycling Holding, Ltd.                               972,842      688,854             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Asia Polymer Corp.                                                1,826,458 $1,057,932             0.0%
#   Asia Vital Components Co., Ltd.                                   2,146,058  1,727,485             0.1%
#   ASMedia Technology, Inc.                                            153,000    791,161             0.0%
    ASPEED Technology, Inc.                                              91,599  1,014,345             0.0%
#   ASROCK, Inc.                                                        154,000    225,620             0.0%
#   Aten International Co., Ltd.                                        604,479  1,342,263             0.0%
#   Audix Corp.                                                         626,600    677,366             0.0%
#   Aurora Corp.                                                        688,499  1,085,475             0.0%
    AV Tech Corp.                                                       100,000     82,463             0.0%
#   Avermedia Technologies                                              767,446    242,633             0.0%
    Avision, Inc.                                                       437,000     98,561             0.0%
#   AVY Precision Technology, Inc.                                      286,670    483,278             0.0%
#   Awea Mechantronic Co., Ltd.                                         260,200    232,972             0.0%
    Bank of Kaohsiung Co., Ltd.                                       2,586,771    707,693             0.0%
    Basso Industry Corp.                                                581,000  1,059,504             0.0%
#   BenQ Materials Corp.                                              1,172,000    837,691             0.0%
    BES Engineering Corp.                                            10,018,750  2,359,312             0.1%
    Bionet Corp.                                                        132,000    138,247             0.0%
    Bionime Corp.                                                        59,000     96,517             0.0%
    Biostar Microtech International Corp.                             1,025,975    223,205             0.0%
#   Bioteque Corp.                                                      360,308  1,334,602             0.0%
#   Bizlink Holding, Inc.                                               517,529  2,327,689             0.1%
#   Boardtek Electronics Corp.                                          783,000    968,639             0.0%
    Bright Led Electronics Corp.                                        525,520    166,840             0.0%
#   C Sun Manufacturing, Ltd.                                           722,221    334,808             0.0%
    Cameo Communications, Inc.                                          393,818     53,771             0.0%
    Capital Securities Corp.                                         12,898,142  3,829,891             0.1%
#   Career Technology MFG. Co., Ltd.                                  2,145,000  1,748,547             0.1%
#   Carnival Industrial Corp.                                         1,419,000    256,356             0.0%
    Cathay Chemical Works                                                30,000     14,391             0.0%
    Cathay Real Estate Development Co., Ltd.                          4,990,000  2,153,792             0.1%
#   Celxpert Energy Corp.                                                44,000     25,951             0.0%
    Central Reinsurance Co., Ltd.                                       919,410    437,180             0.0%
#   ChainQui Construction Development Co., Ltd.                         379,083    262,063             0.0%
    Chaintech Technology Corp.                                          222,230     96,569             0.0%
#   Champion Building Materials Co., Ltd.                             2,163,851    466,016             0.0%
#   Champion Microelectronic Corp.                                      151,965    181,617             0.0%
#   Chang Wah Electromaterials, Inc.                                    267,673    681,085             0.0%
    Channel Well Technology Co., Ltd.                                   859,000    467,140             0.0%
#   Charoen Pokphand Enterprise                                       1,282,985    868,215             0.0%
#   Chaun-Choung Technology Corp.                                       456,000  1,064,132             0.0%
    CHC Resources Corp.                                                 398,348    784,539             0.0%
#   Chen Full International Co., Ltd.                                   610,000    970,640             0.0%
#   Chenbro Micom Co., Ltd.                                             357,000    410,652             0.0%
    Cheng Loong Corp.                                                 5,762,383  2,038,911             0.1%
    Cheng Uei Precision Industry Co., Ltd.                            3,050,331  4,456,197             0.1%
#   Chenming Mold Industry Corp.                                        470,437    296,753             0.0%
#   Chia Chang Co., Ltd.                                                897,000    667,515             0.0%
#   Chia Hsin Cement Corp.                                            1,788,121    594,075             0.0%
#   Chien Kuo Construction Co., Ltd.                                  1,568,312    475,830             0.0%
    Chien Shing Stainless Steel Co., Ltd.                                66,000      5,679             0.0%
#   Chilisin Electronics Corp.                                          559,315    798,815             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chime Ball Technology Co., Ltd.                                     114,000 $  214,769             0.0%
#   Chimei Materials Technology Corp.                                 2,077,900  1,454,175             0.0%
#   Chin-Poon Industrial Co., Ltd.                                    2,573,207  3,459,191             0.1%
    China Bills Finance Corp.                                           683,000    236,827             0.0%
    China Chemical & Pharmaceutical Co., Ltd.                         1,874,000  1,071,838             0.0%
#   China Ecotek Corp.                                                  200,000    375,093             0.0%
    China Electric Manufacturing Corp.                                1,352,900    342,919             0.0%
#   China General Plastics Corp.                                      2,379,105  1,047,800             0.0%
    China Glaze Co., Ltd.                                               576,139    186,092             0.0%
    China Man-Made Fiber Corp.                                        2,289,879    660,916             0.0%
    China Metal Products                                              1,888,603  1,690,154             0.1%
    China Motor Corp.                                                   299,609    211,788             0.0%
#   China Petrochemical Development Corp.                            16,258,000  4,136,249             0.1%
#   China Steel Chemical Corp.                                          465,554  1,761,633             0.1%
#   China Steel Structure Co., Ltd.                                     585,000    344,085             0.0%
#   China Synthetic Rubber Corp.                                      3,209,573  2,367,667             0.1%
*   China United Trust & Investment Corp.                               164,804         --             0.0%
    China Wire & Cable Co., Ltd.                                        711,000    258,295             0.0%
    Chinatrust Financial Holding Co., Ltd.                            4,800,936  2,630,222             0.1%
#   Chinese Maritime Transport, Ltd.                                    722,850    505,656             0.0%
#   Chlitina Holding, Ltd.                                              165,000  1,344,916             0.0%
#   Chong Hong Construction Co., Ltd.                                   984,666  1,394,627             0.0%
*   Chou Chin Industrial Co., Ltd.                                          825         --             0.0%
#   Chroma ATE, Inc.                                                  1,847,821  3,293,632             0.1%
    Chun YU Works & Co., Ltd.                                         1,382,000    595,457             0.0%
#   Chun Yuan Steel                                                   2,283,529    677,524             0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.               2,618,375  1,400,524             0.0%
    Chung Hung Steel Corp.                                            5,814,979    876,615             0.0%
    Chung Hwa Pulp Corp.                                              2,837,405    868,965             0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                     165,000    168,217             0.0%
#   Chunghwa Picture Tubes, Ltd.                                     14,410,000    381,497             0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                           297,000    143,681             0.0%
    Cleanaway Co., Ltd.                                                 502,000  2,466,263             0.1%
    Clevo Co.                                                         3,054,200  3,291,568             0.1%
    CMC Magnetics Corp.                                              15,197,566  1,823,213             0.1%
#   CoAsia Microelectronics Corp.                                       703,500    526,987             0.0%
    Coland Holdings, Ltd.                                               128,000    238,389             0.0%
    Collins Co., Ltd.                                                   562,431    215,447             0.0%
#   Compeq Manufacturing Co., Ltd.                                    6,824,000  4,472,611             0.1%
#   Concord Securities Co., Ltd.                                      2,898,000    584,074             0.0%
#   Continental Holdings Corp.                                        3,343,320  1,096,843             0.0%
    Coretronic Corp.                                                  3,985,750  3,671,891             0.1%
#   Coxon Precise Industrial Co., Ltd.                                  820,000  1,463,537             0.0%
#   Creative Sensor, Inc.                                                85,000     60,195             0.0%
#   Crystalwise Technology, Inc.                                        764,302    300,526             0.0%
#   CSBC Corp. Taiwan                                                 3,066,610  1,297,990             0.0%
#   Cub Elecparts, Inc.                                                 215,751  2,704,907             0.1%
#   CviLux Corp.                                                        517,039    456,907             0.0%
#   Cyberlink Corp.                                                     498,697  1,065,059             0.0%
#   CyberPower Systems, Inc.                                            264,000    821,234             0.0%
    CyberTAN Technology, Inc.                                         1,323,779    691,932             0.0%
#   D-Link Corp.                                                      4,990,668  1,585,264             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   DA CIN Construction Co., Ltd.                                     1,040,711 $  471,314             0.0%
#   Da-Li Development Co., Ltd.                                       1,012,594    662,554             0.0%
    Dafeng TV, Ltd.                                                     413,540    675,181             0.0%
#   Danen Technology Corp.                                            2,682,000    659,739             0.0%
#   Darfon Electronics Corp.                                          1,833,550    956,056             0.0%
#   Darwin Precisions Corp.                                           2,422,635    954,430             0.0%
#   Davicom Semiconductor, Inc.                                          52,888     47,541             0.0%
#   De Licacy Industrial Co.                                            446,229    453,782             0.0%
#   Delpha Construction Co., Ltd.                                       991,931    526,840             0.0%
#   Depo Auto Parts Ind Co., Ltd.                                       685,000  2,295,372             0.1%
*   Der Pao Construction Co., Ltd.                                      476,000         --             0.0%
#   DFI, Inc.                                                           514,524    635,340             0.0%
#   Dimerco Express Corp.                                               645,000    352,995             0.0%
#   Dynacolor, Inc.                                                     316,000    511,647             0.0%
    Dynamic Electronics Co., Ltd.                                     1,908,321    554,151             0.0%
#   Dynapack International Technology Corp.                             971,000  1,588,489             0.1%
#   E Ink Holdings, Inc.                                              6,087,000  2,972,999             0.1%
#   E-Lead Electronic Co., Ltd.                                         507,942    665,803             0.0%
#   E-Life Mall Corp.                                                   469,000    846,370             0.0%
#   E-Ton Solar Tech Co., Ltd.                                        2,396,209    887,312             0.0%
    Eastern Media International Corp.                                 2,757,889    637,880             0.0%
#   Edimax Technology Co., Ltd.                                       1,256,108    426,645             0.0%
#   Edison Opto Corp.                                                   871,000    516,590             0.0%
#   Edom Technology Co., Ltd.                                         1,029,062    673,275             0.0%
#   eGalax_eMPIA Technology, Inc.                                       333,369    571,167             0.0%
#   Elan Microelectronics Corp.                                       2,597,715  2,867,666             0.1%
    Elite Advanced Laser Corp.                                          544,600  2,296,786             0.1%
#   Elite Material Co., Ltd.                                          1,873,350  3,827,578             0.1%
#   Elite Semiconductor Memory Technology, Inc.                       1,645,200  1,473,298             0.0%
    Elitegroup Computer Systems Co., Ltd.                             2,281,254  1,581,235             0.0%
#   eMemory Technology, Inc.                                            429,000  4,407,719             0.1%
    Emerging Display Technologies Corp.                                 646,000    173,228             0.0%
#   ENG Electric Co., Ltd.                                            1,116,794    559,305             0.0%
#   EnTie Commercial Bank Co., Ltd.                                   2,200,603  1,029,015             0.0%
#   Entire Technology Co., Ltd.                                         573,000    327,376             0.0%
    Episil Holdings, Inc.                                               647,000    185,729             0.0%
#   Epistar Corp.                                                     1,639,000  1,476,146             0.0%
    Eslite Spectrum Corp. (The)                                          10,000     47,352             0.0%
#   Eson Precision Ind. Co., Ltd.                                       255,000    239,521             0.0%
#   Eternal Materials Co., Ltd.                                       3,699,647  3,502,740             0.1%
#   Etron Technology, Inc.                                            1,395,000    573,088             0.0%
#   Everest Textile Co., Ltd.                                         2,509,562  1,263,453             0.0%
    Evergreen International Storage & Transport Corp.                 3,658,000  1,516,680             0.0%
#   Everlight Chemical Industrial Corp.                               3,209,720  2,058,890             0.1%
#   Everlight Electronics Co., Ltd.                                   2,958,000  4,487,392             0.1%
#   Everspring Industry Co., Ltd.                                       168,000    118,603             0.0%
    Excelsior Medical Co., Ltd.                                         623,217    940,156             0.0%
#   Far Eastern Department Stores, Ltd.                               5,281,000  3,195,285             0.1%
    Far Eastern International Bank                                   13,284,845  4,127,302             0.1%
    Faraday Technology Corp.                                          1,470,788  2,393,368             0.1%
#   Farglory F T Z Investment Holding Co., Ltd.                         485,000    235,449             0.0%
#   Farglory Land Development Co., Ltd.                               1,555,000  1,789,880             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TAIWAN -- (Continued)
#   Federal Corp.                                                    3,121,489 $1,418,323             0.0%
#   Feedback Technology Corp.                                          235,000    428,708             0.0%
    Feng Hsin Steel Co., Ltd.                                        2,776,100  3,202,195             0.1%
    Fine Blanking & Tool Co., Ltd.                                      13,000     18,380             0.0%
    First Copper Technology Co., Ltd.                                  791,000    178,857             0.0%
#   First Hotel                                                        911,350    549,407             0.0%
    First Insurance Co, Ltd. (The)                                   1,157,179    466,406             0.0%
#   First Steamship Co., Ltd.                                        2,597,218    929,569             0.0%
#   FLEXium Interconnect, Inc.                                       1,628,270  4,542,078             0.1%
#   Flytech Technology Co., Ltd.                                       709,309  2,260,918             0.1%
#   FocalTech Systems Co., Ltd.                                      1,569,000  1,287,736             0.0%
    Formosa Advanced Technologies Co., Ltd.                          1,096,000    687,567             0.0%
#   Formosa International Hotels Corp.                                 240,329  1,658,414             0.1%
    Formosa Laboratories, Inc.                                         465,000    847,682             0.0%
#   Formosa Oilseed Processing Co., Ltd.                               708,567    507,217             0.0%
#   Formosa Optical Technology Co., Ltd.                               132,000    310,188             0.0%
    Formosan Rubber Group, Inc.                                      2,943,000  1,665,844             0.1%
    Formosan Union Chemical                                          1,285,218    608,599             0.0%
#   Fortune Electric Co., Ltd.                                         699,078    336,751             0.0%
#   Founding Construction & Development Co., Ltd.                    1,084,546    569,124             0.0%
    Foxlink Image Technology Co., Ltd.                                 669,000    366,400             0.0%
#   Froch Enterprise Co., Ltd.                                       1,216,189    373,620             0.0%
    FSP Technology, Inc.                                             1,054,427    656,432             0.0%
#   Fulgent Sun International Holding Co., Ltd.                        297,000    492,543             0.0%
#   Fullerton Technology Co., Ltd.                                     399,600    297,652             0.0%
#   Fulltech Fiber Glass Corp.                                       2,124,083    678,883             0.0%
#   Fwusow Industry Co., Ltd.                                          823,751    373,975             0.0%
    G Shank Enterprise Co., Ltd.                                       752,281    517,258             0.0%
#   G Tech Optoelectronics Corp.                                     1,325,000    611,815             0.0%
#   Gallant Precision Machining Co., Ltd.                              839,000    336,656             0.0%
#   Gamania Digital Entertainment Co., Ltd.                            669,000    941,571             0.0%
    GEM Terminal Industrial Co., Ltd.                                   23,386      6,746             0.0%
#   Gemtek Technology Corp.                                          2,308,219  1,183,031             0.0%
#   General Plastic Industrial Co., Ltd.                               199,553    211,404             0.0%
#   Genesis Photonics, Inc.                                          2,540,990    709,783             0.0%
#   Genius Electronic Optical Co., Ltd.                                485,427    999,172             0.0%
    Genmont Biotech, Inc.                                               48,000     44,267             0.0%
#   GeoVision, Inc.                                                    394,986    978,636             0.0%
    Getac Technology Corp.                                           2,800,360  1,909,324             0.1%
#   Giantplus Technology Co., Ltd.                                   1,585,900    682,954             0.0%
    Giga Solution Tech Co., Ltd.                                       159,446    100,535             0.0%
#   Gigabyte Technology Co., Ltd.                                    3,879,800  4,050,115             0.1%
#   Gigasolar Materials Corp.                                          184,880  3,574,055             0.1%
#   Gigastorage Corp.                                                2,094,561  1,633,846             0.1%
#   Gintech Energy Corp.                                             3,308,297  2,430,470             0.1%
#   Global Brands Manufacture, Ltd.                                  1,932,359    432,293             0.0%
#   Global Lighting Technologies, Inc.                                 548,000  1,102,643             0.0%
#   Global Mixed Mode Technology, Inc.                                 519,000    955,126             0.0%
#   Global Unichip Corp.                                               610,000  1,231,563             0.0%
    Globalwafers Co., Ltd.                                              82,048    175,512             0.0%
    Globe Union Industrial Corp.                                     1,470,914    694,105             0.0%
#   Gloria Material Technology Corp.                                 3,288,565  1,743,799             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Glory Science Co., Ltd.                                             330,296 $  496,782             0.0%
    Glotech Industrial Corp.                                            465,000     61,194             0.0%
#   Gold Circuit Electronics, Ltd.                                    2,647,227    921,024             0.0%
#   Goldsun Buillding Materials Co., Ltd.                             8,895,722  2,597,224             0.1%
#   Good Will Instrument Co., Ltd.                                      226,542    114,367             0.0%
#   Gourmet Master Co., Ltd.                                            406,000  2,466,856             0.1%
    Grand Ocean Retail Group, Ltd.                                       85,000     95,812             0.0%
#   Grand Pacific Petrochemical                                       7,220,000  3,535,507             0.1%
#   Grand Plastic Technology Corp                                        81,000    424,704             0.0%
#   Grape King Bio, Ltd.                                                680,000  3,738,047             0.1%
    Great China Metal Industry                                        1,001,000    888,380             0.0%
#   Great Taipei Gas Co., Ltd.                                        1,640,000  1,116,080             0.0%
#   Great Wall Enterprise Co., Ltd.                                   3,741,774  2,265,709             0.1%
    Greatek Electronics, Inc.                                           977,000    964,764             0.0%
#   Green Energy Technology, Inc.                                     2,304,457  1,157,966             0.0%
#   Green Seal Holding, Ltd.                                            174,000    655,764             0.0%
#   GTM Holdings Corp.                                                  681,000    254,157             0.0%
    Hakers Enterprise Co., Ltd.                                          97,200    237,443             0.0%
#   Hannstar Board Corp.                                              2,209,049    725,438             0.0%
#   HannStar Display Corp.                                           21,641,506  2,832,624             0.1%
    HannsTouch Solution, Inc.                                         3,945,805    612,562             0.0%
    Hanpin Electron Co., Ltd.                                            79,000     74,637             0.0%
#   Harvatek Corp.                                                      941,949    378,788             0.0%
    Hey Song Corp.                                                    2,013,750  1,976,963             0.1%
#   Hi-Clearance, Inc.                                                  185,000    511,766             0.0%
#   Hiroca Holdings, Ltd.                                               370,448  1,450,687             0.0%
    HiTi Digital, Inc.                                                1,013,935    467,696             0.0%
#   Hitron Technology, Inc.                                           1,757,213    739,473             0.0%
    Hiyes International Co., Ltd.                                         5,043      5,748             0.0%
#   Ho Tung Chemical Corp.                                            5,439,400  1,257,437             0.0%
#   Hocheng Corp.                                                     2,223,700    567,927             0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                            205,908     43,909             0.0%
#   Holiday Entertainment Co., Ltd.                                     415,800    699,445             0.0%
#   Holtek Semiconductor, Inc.                                        1,176,000  1,763,720             0.1%
    Holy Stone Enterprise Co., Ltd.                                   1,277,728  1,295,949             0.0%
    Hong TAI Electric Industrial                                        979,000    248,716             0.0%
#   Hong YI Fiber Industry Co.                                          197,652    159,239             0.0%
#   Horizon Securities Co., Ltd.                                      2,760,000    548,053             0.0%
#   Hota Industrial Manufacturing Co., Ltd.                           1,257,128  4,167,667             0.1%
    Hsin Kuang Steel Co., Ltd.                                        1,458,443    620,925             0.0%
#   Hsin Yung Chien Co., Ltd.                                           246,100    620,292             0.0%
    Hsing TA Cement Co.                                                 540,900    171,939             0.0%
#   Hu Lane Associate, Inc.                                             470,866  2,173,217             0.1%
#   HUA ENG Wire & Cable                                              2,359,565    520,341             0.0%
#   Huaku Development Co., Ltd.                                       1,731,816  3,278,333             0.1%
    Huang Hsiang Construction Corp.                                     735,800    600,560             0.0%
    Hung Ching Development & Construction Co., Ltd.                     730,000    386,218             0.0%
    Hung Poo Real Estate Development Corp.                            1,829,185  1,222,616             0.0%
    Hung Sheng Construction, Ltd.                                     3,074,400  1,484,702             0.0%
#   Huxen Corp.                                                         315,244    445,202             0.0%
#   Hwa Fong Rubber Co., Ltd.                                         1,629,010    656,586             0.0%
#   Hwacom Systems, Inc.                                                442,000    144,899             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TAIWAN -- (Continued)
#   I-Chiun Precision Industry Co., Ltd.                               846,313 $  293,464             0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                            664,000    645,726             0.0%
#   Ibase Technology, Inc.                                             730,470  1,109,177             0.0%
#   Ichia Technologies, Inc.                                         2,260,000  1,295,235             0.0%
#   Ideal Bike Corp.                                                   797,263    436,115             0.0%
#   IEI Integration Corp.                                              224,209    282,180             0.0%
#   ILI Technology Corp.                                               563,383    853,504             0.0%
    Infortrend Technology, Inc.                                      1,176,163    505,282             0.0%
#   Inpaq Technology Co., Ltd.                                         525,000    415,080             0.0%
#   Intai Technology Corp.                                              69,000    246,744             0.0%
    International Games System Co., Ltd.                                 3,000      8,100             0.0%
#   Iron Force Industrial Co., Ltd.                                    210,393  1,164,508             0.0%
#   ITE Technology, Inc.                                               890,095    759,108             0.0%
    ITEQ Corp.                                                       1,673,614  1,153,273             0.0%
#   J Touch Corp.                                                      752,000    193,363             0.0%
    Janfusun Fancyworld Corp.                                          676,564     76,801             0.0%
#   Jentech Precision Industrial Co., Ltd.                             447,868    627,043             0.0%
#   Jess-Link Products Co., Ltd.                                       970,900  1,024,175             0.0%
    Jih Sun Financial Holdings Co., Ltd.                             8,037,472  1,815,194             0.1%
#   Johnson Health Tech Co., Ltd.                                      588,257  1,078,677             0.0%
#   K Laser Technology, Inc.                                           712,000    317,525             0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                                333,020    132,528             0.0%
#   Kao Hsing Chang Iron & Steel                                       461,600    115,910             0.0%
#   Kaori Heat Treatment Co., Ltd.                                     549,197    747,294             0.0%
#   Kaulin Manufacturing Co., Ltd.                                     875,330    472,997             0.0%
#   KD Holding Corp.                                                   136,000    679,945             0.0%
#   KEE TAI Properties Co., Ltd.                                     2,564,473  1,348,947             0.0%
    Kenmec Mechanical Engineering Co., Ltd.                          1,096,000    424,494             0.0%
#   Kerry TJ Logistics Co., Ltd.                                     1,696,000  2,027,050             0.1%
#   Kindom Construction Corp.                                        2,544,000  1,430,080             0.0%
    King Yuan Electronics Co., Ltd.                                  8,446,979  5,390,734             0.1%
    King's Town Bank Co., Ltd.                                       3,539,701  2,816,786             0.1%
#   King's Town Construction Co., Ltd.                                 962,074    548,891             0.0%
#   Kinik Co.                                                          771,000  1,353,711             0.0%
#   Kinko Optical Co., Ltd.                                            964,000    509,595             0.0%
#   Kinpo Electronics                                                9,185,157  2,981,990             0.1%
#   Kinsus Interconnect Technology Corp.                               200,000    409,913             0.0%
#   KMC Kuei Meng International, Inc.                                  273,146  1,120,918             0.0%
#   KS Terminals, Inc.                                                 803,482    976,585             0.0%
#   Kung Long Batteries Industrial Co., Ltd.                           363,000  1,341,927             0.0%
#   Kung Sing Engineering Corp.                                      2,004,000    707,331             0.0%
#   Kuo Toong International Co., Ltd.                                1,263,344  1,419,682             0.0%
#   Kuoyang Construction Co., Ltd.                                   3,023,384  1,049,378             0.0%
    Kwong Fong Industries Corp.                                      1,395,760    752,408             0.0%
    Kwong Lung Enterprise Co., Ltd.                                     75,000    106,738             0.0%
#   KYE Systems Corp.                                                1,734,381    540,858             0.0%
#   L&K Engineering Co., Ltd.                                          623,048    358,410             0.0%
#   LAN FA Textile                                                   1,708,933    650,414             0.0%
#   Lanner Electronics, Inc.                                           457,006    592,710             0.0%
    Laser Tek Taiwan Co., Ltd.                                          92,504     79,473             0.0%
#   LCY Chemical Corp.                                               1,926,383  1,709,689             0.1%
#   Leader Electronics, Inc.                                           828,000    244,286             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Leadtrend Technology Corp.                                          120,086 $  105,808             0.0%
    Lealea Enterprise Co., Ltd.                                       4,677,892  1,358,389             0.0%
#   Ledlink Optics, Inc.                                                210,250    336,682             0.0%
#   Ledtech Electronics Corp.                                           351,000    125,588             0.0%
    LEE CHI Enterprises Co., Ltd.                                     1,069,000    407,304             0.0%
    Lelon Electronics Corp.                                             389,300    282,078             0.0%
#   Leofoo Development Co., Ltd.                                      1,751,000    578,024             0.0%
    LES Enphants Co., Ltd.                                              727,754    411,470             0.0%
#   Lextar Electronics Corp.                                          2,756,500  1,544,181             0.0%
#   Li Peng Enterprise Co., Ltd.                                      4,125,897  1,161,908             0.0%
#   Lian HWA Food Corp.                                                 432,883    368,182             0.0%
    Lien Chang Electronic Enter                                         476,000    218,558             0.0%
    Lien Hwa Industrial Corp.                                         3,864,503  2,376,801             0.1%
#   Lingsen Precision Industries, Ltd.                                2,622,506    793,244             0.0%
    Lite-On Semiconductor Corp.                                       1,591,539  1,119,014             0.0%
    Long Bon International Co., Ltd.                                  2,208,945  1,403,284             0.0%
    Long Chen Paper Co., Ltd.                                         3,506,709  1,272,201             0.0%
#   Longwell Co.                                                      1,032,000    765,900             0.0%
#   Lotes Co., Ltd.                                                     444,778  1,463,564             0.0%
    Lucky Cement Corp.                                                1,606,000    506,157             0.0%
#   Lumax International Corp., Ltd.                                     591,769    847,209             0.0%
#   Lung Yen Life Service Corp.                                         397,000    791,150             0.0%
#   LuxNet Corp.                                                        432,482  1,210,812             0.0%
#   Macauto Industrial Co., Ltd.                                        186,000  1,023,157             0.0%
    Macroblock, Inc.                                                     83,000    107,369             0.0%
#   Macronix International                                           27,440,481  4,018,161             0.1%
    MacroWell OMG Digital Entertainment Co., Ltd.                         1,000      2,288             0.0%
#   Mag Layers Scientific-Technics Co., Ltd.                            237,303    232,185             0.0%
#   Marketech International Corp.                                       862,000    598,626             0.0%
    Masterlink Securities Corp.                                       7,361,873  2,114,473             0.1%
#   Mayer Steel Pipe Corp.                                              916,567    380,818             0.0%
#   Maywufa Co., Ltd.                                                    69,322     29,609             0.0%
#   Meiloon Industrial Co.                                              393,809    151,261             0.0%
#   Mercuries & Associates Holding, Ltd.                              2,409,991  1,580,603             0.0%
#   Mercuries Life Insurance Co., Ltd.                                4,933,940  3,015,159             0.1%
#   Merry Electronics Co., Ltd.                                       1,176,477  2,253,154             0.1%
#   Micro-Star International Co., Ltd.                                4,861,075  4,935,191             0.1%
#   Microbio Co., Ltd.                                                1,775,607  1,459,679             0.0%
    Microelectronics Technology, Inc.                                   314,019     87,734             0.0%
#   Microlife Corp.                                                     272,600    695,201             0.0%
    Mildef Crete, Inc.                                                  154,000    186,029             0.0%
    MIN AIK Technology Co., Ltd.                                      1,164,316  2,257,494             0.1%
#   Mirle Automation Corp.                                            1,090,959    961,069             0.0%
#   Mitac Holdings Corp.                                              1,001,000    780,754             0.0%
#   Mobiletron Electronics Co., Ltd.                                    395,000    603,698             0.0%
    Mosel Vitelic, Inc.                                               2,344,014    166,350             0.0%
#   Motech Industries, Inc.                                           2,619,000  3,418,197             0.1%
#   MPI Corp.                                                           445,000    922,088             0.0%
#   Nak Sealing Technologies Corp.                                      367,954    826,054             0.0%
#   Namchow Chemical Industrial Co., Ltd.                             1,129,000  2,447,421             0.1%
#   Nan Kang Rubber Tire Co., Ltd.                                    3,331,952  2,938,717             0.1%
#   Nan Liu Enterprise Co., Ltd.                                        216,000  1,209,693             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
    Nan Ren Lake Leisure Amusement Co., Ltd.                            855,000 $  243,008             0.0%
#   Nan Ya Printed Circuit Board Corp.                                1,663,000  1,679,786             0.1%
    Nantex Industry Co., Ltd.                                         1,542,585  1,300,338             0.0%
    National Petroleum Co., Ltd.                                        207,824    231,194             0.0%
#   Neo Solar Power Corp.                                             5,398,529  3,662,862             0.1%
#   Netronix, Inc.                                                      468,000  1,059,587             0.0%
    New Asia Construction & Development Corp.                           338,835     68,832             0.0%
#   New Era Electronics Co., Ltd.                                       312,000    212,972             0.0%
#   Newmax Technology Co., Ltd.                                         420,009    228,555             0.0%
#   Nexcom International Co., Ltd.                                      677,094    639,991             0.0%
    Nichidenbo Corp.                                                    927,801    711,535             0.0%
    Nien Hsing Textile Co., Ltd.                                      1,601,436  1,037,793             0.0%
    Nishoku Technology, Inc.                                            143,000    184,887             0.0%
#   Nuvoton Technology Corp.                                            361,000    311,145             0.0%
    O-TA Precision Industry Co., Ltd.                                    42,000     26,596             0.0%
#   Ocean Plastics Co., Ltd.                                            830,200    732,759             0.0%
    OptoTech Corp.                                                    3,890,886  1,248,022             0.0%
#   Orient Semiconductor Electronics, Ltd.                            3,922,000  1,419,597             0.0%
#   Oriental Union Chemical Corp.                                     3,219,267  2,411,629             0.1%
    P-Two Industries, Inc.                                               49,000     15,732             0.0%
#   Pacific Construction Co.                                          1,868,921    942,121             0.0%
#   Pacific Hospital Supply Co., Ltd.                                   396,000    824,319             0.0%
#   Paiho Shih Holdings Corp.                                           307,000    333,052             0.0%
    Pan Jit International, Inc.                                       2,523,541    998,170             0.0%
    Pan-International Industrial Corp.                                2,813,747  1,160,140             0.0%
#   Parade Technologies, Ltd.                                           421,401  3,242,337             0.1%
#   Paragon Technologies Co., Ltd.                                      482,246    537,965             0.0%
#   PChome Online, Inc.                                                 407,256  4,564,050             0.1%
#   Phihong Technology Co., Ltd.                                      1,449,901    426,619             0.0%
#   Phoenix Tours International, Inc.                                   303,450    373,314             0.0%
#   Phytohealth Corp.                                                    40,000     34,586             0.0%
#   Pixart Imaging, Inc.                                                593,150  1,325,372             0.0%
    Plotech Co., Ltd.                                                   115,000     30,754             0.0%
#   Polytronics Technology Corp.                                        330,027    639,241             0.0%
#   Portwell, Inc.                                                      617,000    792,749             0.0%
#   Posiflex Technology, Inc.                                           294,327  1,551,843             0.0%
*   Potrans Electrical Corp.                                            228,000         --             0.0%
#   Power Mate Technology Co., Ltd.                                     255,000    484,970             0.0%
#   Power Quotient International Co., Ltd.                              850,600    348,107             0.0%
    Powertech Industrial Co., Ltd.                                      317,000    162,576             0.0%
#   Poya International Co., Ltd.                                        310,135  3,522,949             0.1%
    President Securities Corp.                                        5,344,488  2,379,718             0.1%
    Prime Electronics Satellitics, Inc.                                 667,822    170,350             0.0%
    Prince Housing & Development Corp.                                8,250,644  2,559,821             0.1%
#   Princeton Technology Corp.                                        1,099,000    253,454             0.0%
*   Prodisc Technology, Inc.                                          1,707,199         --             0.0%
#   Promate Electronic Co., Ltd.                                      1,060,000    918,921             0.0%
#   Promise Technology, Inc.                                            946,286    527,388             0.0%
*   Protop Technology Co., Ltd.                                         192,000         --             0.0%
#   Qisda Corp.                                                      12,154,900  4,116,804             0.1%
#   Qualipoly Chemical Corp.                                            484,000    498,241             0.0%
    Quanta Storage, Inc.                                                485,000    303,213             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Quintain Steel Co., Ltd.                                          1,338,824 $  233,235             0.0%
#   Radium Life Tech Co., Ltd.                                        4,745,100  1,828,554             0.1%
#   Ralec Electronic Corp.                                              291,209    450,162             0.0%
#   Realtek Semiconductor Corp.                                         778,000  1,624,729             0.1%
#   Rechi Precision Co., Ltd.                                         1,851,181  1,311,440             0.0%
#   Rexon Industrial Corp., Ltd.                                         94,392     33,684             0.0%
#   Rich Development Co., Ltd.                                        4,372,036  1,404,891             0.0%
    Richtek Technology Corp.                                            381,485  2,222,434             0.1%
#   Ritek Corp.                                                      18,889,387  1,711,406             0.1%
#   Rotam Global Agrosciences, Ltd.                                     607,268    610,324             0.0%
#   Ruentex Engineering & Construction Co.                              226,000    269,354             0.0%
#   Run Long Construction Co., Ltd.                                     731,292    630,588             0.0%
*   Sainfoin Technology Corp.                                           131,260         --             0.0%
    Sampo Corp.                                                       3,494,327  1,408,689             0.0%
#   San Fang Chemical Industry Co., Ltd.                              1,206,454  1,498,884             0.0%
    San Far Property, Ltd.                                               45,000     22,777             0.0%
#   San Shing Fastech Corp.                                             647,875  1,323,879             0.0%
#   Sanyang Motor Co., Ltd.                                           2,775,628  1,849,319             0.1%
#   SCI Pharmtech, Inc.                                                 353,395    865,571             0.0%
#   Scientech Corp.                                                     287,000    621,608             0.0%
#   SDI Corp.                                                           787,000    660,356             0.0%
#   Sea Sonic Electronics Co., Ltd.                                     143,000    138,354             0.0%
    Senao International Co., Ltd.                                       504,541    694,166             0.0%
#   Sercomm Corp.                                                     1,593,000  3,697,109             0.1%
#   Sesoda Corp.                                                      1,078,163  1,127,390             0.0%
    Shan-Loong Transportation Co., Ltd.                                  29,000     20,436             0.0%
    Sheng Yu Steel Co., Ltd.                                            639,980    350,246             0.0%
#   ShenMao Technology, Inc.                                            542,891    397,904             0.0%
    Shih Her Technologies, Inc.                                         284,000    309,046             0.0%
    Shih Wei Navigation Co., Ltd.                                     1,537,384    615,979             0.0%
#   Shihlin Electric & Engineering Corp.                              1,700,000  2,088,180             0.1%
    Shihlin Paper Corp.                                                 130,000    122,080             0.0%
    Shin Hai Gas Corp.                                                    1,203      1,497             0.0%
#   Shin Zu Shing Co., Ltd.                                           1,098,144  3,543,314             0.1%
#   Shinih Enterprise Co., Ltd.                                         109,000    104,926             0.0%
#   Shining Building Business Co., Ltd.                               2,417,041    866,579             0.0%
    Shinkong Insurance Co., Ltd.                                      1,276,131    881,278             0.0%
#   Shinkong Synthetic Fibers Corp.                                  10,044,395  2,743,491             0.1%
    Shinkong Textile Co., Ltd.                                          964,542  1,126,249             0.0%
    Shiny Chemical Industrial Co., Ltd.                                 334,031    436,910             0.0%
#   Shuttle, Inc.                                                     2,485,152    572,959             0.0%
    Sigurd Microelectronics Corp.                                     2,448,974  1,647,397             0.1%
#   Silergy Corp.                                                        96,000    978,223             0.0%
#   Silicon Integrated Systems Corp.                                  1,656,820    317,618             0.0%
    Silicon Power Computer & Communications, Inc.                       275,000    137,677             0.0%
#   Silitech Technology Corp.                                           836,774    485,495             0.0%
#   Sinbon Electronics Co., Ltd.                                      1,396,923  2,475,838             0.1%
    Sincere Navigation Corp.                                          2,117,786  1,176,414             0.0%
    Singatron Enterprise Co., Ltd.                                      437,000    108,456             0.0%
    Sinher Technology, Inc.                                              59,000     77,299             0.0%
    Sinkang Industries Co., Ltd.                                        153,521     42,523             0.0%
#   Sinmag Equipment Corp.                                              229,436    799,901             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Sino-American Electronic Co., Ltd.                                  176,750 $  430,573             0.0%
#   Sino-American Silicon Products, Inc.                              3,975,000  4,935,068             0.1%
    Sinon Corp.                                                       2,577,510  1,118,332             0.0%
    Sinphar Pharmaceutical Co., Ltd.                                    808,595    732,178             0.0%
#   Sinyi Realty, Inc.                                                1,427,608  1,247,233             0.0%
#   Sirtec International Co., Ltd.                                      920,000  1,134,719             0.0%
    Sitronix Technology Corp.                                           746,879  2,091,570             0.1%
#   Siward Crystal Technology Co., Ltd.                               1,106,000    666,066             0.0%
    Soft-World International Corp.                                      414,000    819,113             0.0%
    Solar Applied Materials Technology Co.                            2,322,581  1,485,691             0.0%
#   Solartech Energy Corp.                                            2,517,616  1,404,595             0.0%
    Solomon Technology Corp.                                            134,159     59,034             0.0%
    Solytech Enterprise Corp.                                           974,000    138,045             0.0%
#   Sonix Technology Co., Ltd.                                        1,098,000  1,252,265             0.0%
    Southeast Cement Co., Ltd.                                        1,053,700    489,501             0.0%
#   Spirox Corp.                                                         66,000     36,643             0.0%
#   Sporton International, Inc.                                         444,945  2,693,339             0.1%
#   St Shine Optical Co., Ltd.                                          317,000  4,783,653             0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                        742,571    797,829             0.0%
#   Stark Technology, Inc.                                              817,860    643,765             0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                   1,076,487    574,469             0.0%
#   Sunplus Technology Co., Ltd.                                      1,644,000    652,095             0.0%
    Sunrex Technology Corp.                                           1,603,736    719,384             0.0%
#   Sunspring Metal Corp.                                               612,000    877,785             0.0%
    Sunty Development Co., Ltd.                                          42,000     17,202             0.0%
    Super Dragon Technology Co., Ltd.                                   153,382     62,277             0.0%
#   Supreme Electronics Co., Ltd.                                     2,059,399    878,554             0.0%
#   Swancor Ind Co., Ltd.                                               428,206  2,954,638             0.1%
    Sweeten Construction Co., Ltd.                                      612,357    296,118             0.0%
#   Syncmold Enterprise Corp.                                           988,000  1,547,425             0.0%
#   Sysage Technology Co., Ltd.                                         508,080    447,451             0.0%
#   Systex Corp.                                                        242,388    467,160             0.0%
    T-Mac Techvest PCB Co., Ltd.                                        380,000    144,843             0.0%
#   TA Chen Stainless Pipe                                            4,370,995  2,116,814             0.1%
    Ta Chong Bank, Ltd.                                              12,500,490  5,299,903             0.1%
#   Ta Chong Securities Co., Ltd.                                     1,367,000    414,807             0.0%
#   Ta Ya Electric Wire & Cable                                       3,252,306    484,128             0.0%
#   Ta Yih Industrial Co., Ltd.                                         194,000    506,435             0.0%
#   TA-I Technology Co., Ltd.                                         1,199,009    541,517             0.0%
    Tah Hsin Industrial Corp.                                           426,600    310,167             0.0%
    TAI Roun Products Co., Ltd.                                         201,000     61,896             0.0%
#   Tai Tung Communication Co., Ltd.                                    232,197    161,636             0.0%
#   Taichung Commercial Bank Co., Ltd.                               12,926,940  3,939,694             0.1%
#   TaiDoc Technology Corp.                                             249,000    737,403             0.0%
#   Taiflex Scientific Co., Ltd.                                      1,317,000  1,596,742             0.1%
#   Taimide Tech, Inc.                                                  545,000    487,844             0.0%
#   Tainan Enterprises Co., Ltd.                                        872,370    704,367             0.0%
#   Tainan Spinning Co., Ltd.                                         7,101,044  3,370,915             0.1%
#   Tainergy Tech Co., Ltd.                                           1,021,000    567,562             0.0%
#   Taisun Enterprise Co., Ltd.                                       1,877,428    597,473             0.0%
#   Taita Chemical Co., Ltd.                                            900,951    252,232             0.0%
#   Taiwan Acceptance Corp.                                             616,480  1,444,914             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                      553,000 $  641,762             0.0%
#   Taiwan Cogeneration Corp.                                         1,996,566  1,403,525             0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                          1,224,338    832,631             0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                   176,000         --             0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                                930,000  1,543,076             0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                             2,446,468  3,879,164             0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                    1,089,120    654,067             0.0%
*   Taiwan Kolin Co., Ltd.                                            1,356,000         --             0.0%
#   Taiwan Land Development Corp.                                     6,058,377  2,000,201             0.1%
#   Taiwan Line Tek Electronic                                          384,543    188,637             0.0%
#   Taiwan Mask Corp.                                                   662,412    159,763             0.0%
    Taiwan Navigation Co., Ltd.                                       1,143,777    478,356             0.0%
#   Taiwan Paiho, Ltd.                                                1,685,287  4,027,860             0.1%
#   Taiwan PCB Techvest Co., Ltd.                                     1,684,238  1,870,560             0.1%
#   Taiwan Prosperity Chemical Corp.                                  1,009,000    508,250             0.0%
#   Taiwan Pulp & Paper Corp.                                         2,253,980    745,355             0.0%
    Taiwan Sakura Corp.                                               1,681,003    930,766             0.0%
    Taiwan Sanyo Electric Co., Ltd.                                     381,400    313,561             0.0%
#   Taiwan Secom Co., Ltd.                                              809,371  2,431,425             0.1%
    Taiwan Semiconductor Co., Ltd.                                    1,658,000  1,444,229             0.0%
    Taiwan Sogo Shin Kong SEC                                         1,584,710  1,912,017             0.1%
#   Taiwan Styrene Monomer                                            3,643,209  1,584,355             0.1%
    Taiwan Surface Mounting Technology Corp.                          1,895,388  1,765,495             0.1%
#   Taiwan TEA Corp.                                                  5,181,897  2,270,338             0.1%
#   Taiwan Union Technology Corp.                                     1,548,000  1,320,376             0.0%
    Taiyen Biotech Co., Ltd.                                            916,883    684,890             0.0%
#   Tatung Co., Ltd.                                                 16,593,015  3,022,756             0.1%
    Te Chang Construction Co., Ltd.                                     427,482    323,644             0.0%
    Tekcore Co., Ltd.                                                   237,000     33,752             0.0%
#   Ten Ren Tea Co., Ltd.                                               164,980    195,483             0.0%
#   Test Research, Inc.                                               1,046,821  1,835,444             0.1%
    Test-Rite International Co., Ltd.                                 1,924,495  1,205,193             0.0%
#   Tex-Ray Industrial Co., Ltd.                                        803,000    325,194             0.0%
    Thinking Electronic Industrial Co., Ltd.                            524,204    713,887             0.0%
#   Thye Ming Industrial Co., Ltd.                                    1,087,669  1,010,808             0.0%
    Ton Yi Industrial Corp.                                           3,954,644  1,929,918             0.1%
#   Tong Hsing Electronic Industries, Ltd.                            1,100,963  2,784,053             0.1%
#   Tong Yang Industry Co., Ltd.                                      2,594,741  2,836,071             0.1%
#   Tong-Tai Machine & Tool Co., Ltd.                                 1,655,892  1,227,787             0.0%
    Topco Scientific Co., Ltd.                                          984,023  1,560,959             0.0%
#   Topco Technologies Corp.                                            129,000    251,147             0.0%
    Topoint Technology Co., Ltd.                                      1,044,776    849,546             0.0%
#   Toung Loong Textile Manufacturing                                   563,000  1,702,093             0.1%
#   TPK Holding Co., Ltd.                                               186,000    461,323             0.0%
    Trade-Van Information Services Co.                                  234,000    185,021             0.0%
    Transasia Airways Corp.                                           2,047,227    484,830             0.0%
    Tripod Technology Corp.                                           2,849,000  4,385,137             0.1%
#   TrueLight Corp.                                                     546,000  1,787,641             0.1%
    Tsann Kuen Enterprise Co., Ltd.                                     289,686    195,025             0.0%
#   TSC Auto ID Technology Co., Ltd.                                    150,700  1,169,992             0.0%
#   TSRC Corp.                                                        3,057,200  2,092,837             0.1%
#   Ttet Union Corp.                                                    277,000    635,936             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   TTFB Co., Ltd.                                                       63,000 $  464,272             0.0%
    TTY Biopharm Co., Ltd.                                              502,979  1,424,973             0.0%
#   Tung Ho Steel Enterprise Corp.                                    5,243,000  2,846,420             0.1%
    Tung Ho Textile Co., Ltd.                                           288,000     61,876             0.0%
#   Tung Thih Electronic Co., Ltd.                                      393,600  3,234,886             0.1%
#   TURVO International Co., Ltd.                                       333,112    688,147             0.0%
#   TXC Corp.                                                         2,104,053  2,452,144             0.1%
#   TYC Brother Industrial Co., Ltd.                                  1,482,980  1,073,943             0.0%
#   Tycoons Group Enterprise                                          2,402,182    301,199             0.0%
    Tyntek Corp.                                                      1,873,039    885,014             0.0%
    U-Ming Marine Transport Corp.                                       104,000    123,106             0.0%
#   Ubright Optronics Corp.                                             235,500    182,502             0.0%
#   Unimicron Technology Corp.                                        9,116,000  3,990,742             0.1%
#   Union Bank Of Taiwan                                              6,312,149  1,865,286             0.1%
#   Union Insurance Co., Ltd.                                           467,660    259,186             0.0%
    Unitech Computer Co., Ltd.                                          612,804    301,466             0.0%
#   Unitech Printed Circuit Board Corp.                               3,827,370  1,362,105             0.0%
    United Integrated Services Co., Ltd.                              1,476,439  1,734,719             0.1%
#   United Orthopedic Corp.                                             363,323    921,607             0.0%
    Unity Opto Technology Co., Ltd.                                   1,830,500  1,286,612             0.0%
#   Universal Cement Corp.                                            2,452,836  1,730,821             0.1%
    Universal Microwave Technology, Inc.                                193,000    473,691             0.0%
#   Unizyx Holding Corp.                                              2,914,430  1,122,325             0.0%
#   UPC Technology Corp.                                              4,735,447  1,444,861             0.0%
    Userjoy Technology Co., Ltd.                                         74,000     72,168             0.0%
#   USI Corp.                                                         5,582,734  2,324,325             0.1%
#   Usun Technology Co., Ltd.                                           243,000    539,123             0.0%
    Ve Wong Corp.                                                       621,696    411,469             0.0%
    Victory New Materials, Ltd. Co.                                      23,000     53,282             0.0%
#   Viking Tech Corp.                                                   594,815    427,665             0.0%
    Visual Photonics Epitaxy Co., Ltd.                                1,627,696  1,919,025             0.1%
#   Vivotek, Inc.                                                       418,319  1,039,978             0.0%
#   Wafer Works Corp.                                                 2,959,392  1,007,522             0.0%
    Wah Hong Industrial Corp.                                           202,021    128,320             0.0%
#   Wah Lee Industrial Corp.                                          1,148,000  1,605,941             0.1%
    Walsin Lihwa Corp.                                               14,945,000  3,600,331             0.1%
    Walsin Technology Corp.                                           2,504,497  1,387,199             0.0%
    Walton Advanced Engineering, Inc.                                 2,112,197    622,013             0.0%
    WAN HWA Enterprise Co.                                              690,987    298,987             0.0%
#   Waterland Financial Holdings Co., Ltd.                            5,411,912  1,334,204             0.0%
#   Ways Technical Corp., Ltd.                                          386,000    179,295             0.0%
#   Wei Chuan Foods Corp.                                             1,726,000  1,029,192             0.0%
    Wei Mon Industry Co., Ltd.                                        3,075,282     85,257             0.0%
#   Weikeng Industrial Co., Ltd.                                      1,461,100    878,576             0.0%
#   Well Shin Technology Co., Ltd.                                      529,000    773,725             0.0%
#   Wha Yu Industrial Co., Ltd.                                         108,000     45,575             0.0%
    Win Semiconductors Corp.                                          3,390,443  4,600,247             0.1%
    Winbond Electronics Corp.                                        14,429,138  3,476,609             0.1%
    Winstek Semiconductor Co., Ltd.                                      52,000     42,299             0.0%
    Wintek Corp.                                                      5,447,000     57,568             0.0%
#   Wisdom Marine Lines Co., Ltd.                                     1,711,402  1,939,927             0.1%
#   Wistron NeWeb Corp.                                               1,634,437  4,300,123             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
TAIWAN -- (Continued)
#   WT Microelectronics Co., Ltd.                                     2,897,051 $  3,242,671             0.1%
#   WUS Printed Circuit Co., Ltd.                                     2,158,000    1,755,799             0.1%
#   X-Legend Entertainment Co., Ltd.                                    187,716      484,299             0.0%
#   XAC Automation Corp.                                                527,000    1,320,580             0.0%
#   Xxentria Technology Materials Corp.                                 776,207    2,266,092             0.1%
    Yageo Corp.                                                         543,028      855,301             0.0%
    Yang Ming Marine Transport Corp.                                  1,632,000      494,949             0.0%
#   YC Co., Ltd.                                                      2,727,926    1,006,475             0.0%
#   YC INOX Co., Ltd.                                                 2,316,171    1,396,740             0.0%
#   YCC Parts Manufacturing Co., Ltd.                                   204,000      358,072             0.0%
    Yea Shin International Development Co., Ltd.                      1,002,350      465,377             0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                        379,929    2,431,115             0.1%
#   YFY, Inc.                                                         8,594,212    2,958,398             0.1%
#   Yi Jinn Industrial Co., Ltd.                                      1,618,094      680,843             0.0%
#   Yieh Phui Enterprise Co., Ltd.                                    6,930,668    1,650,694             0.1%
#   Yonyu Plastics Co., Ltd                                             421,600      346,068             0.0%
#   Young Fast Optoelectronics Co., Ltd.                                679,872      250,811             0.0%
#   Young Optics, Inc.                                                  345,111      428,716             0.0%
#   Youngtek Electronics Corp.                                          732,666    1,071,158             0.0%
    Yufo Electronics Co., Ltd.                                           98,000       55,244             0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                    429,869      882,689             0.0%
#   Yungshin Construction & Development Co., Ltd.                       372,000      341,389             0.0%
    YungShin Global Holding Corp.                                     1,196,015    1,744,766             0.1%
#   Yungtay Engineering Co., Ltd.                                     2,429,000    3,912,299             0.1%
#   Zeng Hsing Industrial Co., Ltd.                                     362,107    1,520,012             0.0%
#   Zenitron Corp.                                                    1,293,000      632,541             0.0%
#   Zig Sheng Industrial Co., Ltd.                                    3,101,732      901,097             0.0%
#   Zinwell Corp.                                                     1,101,586    1,351,253             0.0%
#   Zippy Technology Corp.                                              711,948      836,110             0.0%
#   ZongTai Real Estate Development Co., Ltd.                         1,029,353      426,693             0.0%
                                                                                ------------            ----
TOTAL TAIWAN                                                                     751,411,922            15.3%
                                                                                ------------            ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013KZ2)                                          110,000       39,277             0.0%
    AAPICO Hitech PCL(B013L48)                                          964,380      344,349             0.0%
    Advanced Information Technology PCL                                  97,000       70,226             0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                              30,400       84,189             0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                             142,500      394,637             0.0%
    AJ Plast PCL                                                      1,384,388      260,783             0.0%
    Amarin Printing & Publishing PCL                                     18,060        5,332             0.0%
    Amata Corp. PCL                                                   3,456,810    1,331,505             0.0%
    Ananda Development PCL                                           19,209,400    2,246,745             0.1%
    AP Thailand PCL                                                  10,191,916    1,719,308             0.0%
*   Apex Development PCL                                                  3,536           --             0.0%
    Asia Aviation PCL                                                 4,707,500      611,475             0.0%
    Asia Green Energy PCL                                                 7,954          373             0.0%
    Asia Plus Group Holdings PCL                                      8,991,600      935,374             0.0%
    Asia Sermkij Leasing PCL                                            199,600      103,258             0.0%
    Asian Insulators PCL                                             12,731,600      408,070             0.0%
    Asian Phytoceuticals PCL                                            681,400       32,377             0.0%
    Bangchak Petroleum PCL (The)                                      4,124,900    4,175,059             0.1%
    Bangkok Aviation Fuel Services PCL                                1,907,446    1,421,166             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
THAILAND -- (Continued)
    Bangkok Chain Hospital PCL                                       10,487,237 $1,960,782             0.1%
    Bangkok Expressway PCL                                            2,891,400  2,926,559             0.1%
    Bangkok Insurance PCL                                               180,181  1,803,456             0.0%
    Bangkok Land PCL                                                 63,265,170  2,792,615             0.1%
    Bangkok Life Assurance PCL                                           49,000     70,950             0.0%
*   Bangkok Rubber PCL                                                   14,600         --             0.0%
    Beauty Community PCL                                              9,069,600  1,223,985             0.0%
    Cal-Comp Electronics Thailand PCL                                18,126,444  1,620,639             0.0%
*   Central Paper Industry PCL                                               20         --             0.0%
    Central Plaza Hotel PCL                                           3,548,200  3,790,865             0.1%
    CH Karnchang PCL                                                  5,757,405  4,572,902             0.1%
    Charoong Thai Wire & Cable PCL                                      967,100    258,310             0.0%
    Christiani & Nielsen Thai                                         2,930,600    314,751             0.0%
    Chularat Hospital PCL                                            21,978,200  1,470,672             0.0%
    CK Power PCL                                                     22,272,190  1,565,487             0.0%
    COL PCL                                                              43,000     46,545             0.0%
    Country Group Development PCL                                    10,553,300    367,923             0.0%
    Country Group Holdings PCL                                        6,911,600    246,791             0.0%
    CS Loxinfo PCL                                                    1,380,600    242,602             0.0%
    Demco PCL                                                           579,100    206,778             0.0%
    Dhipaya Insurance PCL                                             1,018,800  1,095,638             0.0%
    Diamond Building Products PCL                                     2,546,400    320,739             0.0%
    DSG International Thailand PCL                                    4,092,240    552,267             0.0%
    Dynasty Ceramic PCL                                              24,276,580  2,771,151             0.1%
    E for L Aim PCL                                                   6,723,800    198,496             0.0%
    Eastern Water Resources Development and Management PCL            5,047,700  1,603,683             0.0%
    Erawan Group PCL (The)                                           12,496,970  1,398,410             0.0%
    Esso Thailand PCL                                                13,133,700  2,067,863             0.1%
    Everland PCL                                                        457,100     12,980             0.0%
    G J Steel PCL                                                     9,611,280     59,450             0.0%
    G Steel PCL                                                       4,829,160     40,732             0.0%
    GFPT PCL                                                          5,081,400  1,500,097             0.0%
    GMM Grammy PCL                                                       90,260     29,184             0.0%
    Golden Land Property Development PCL                              6,949,400  1,367,704             0.0%
    Grand Canal Land PCL                                              5,552,200    471,432             0.0%
    Grande Asset Hotels & Property PCL                               10,138,375    285,046             0.0%
    Hana Microelectronics PCL                                         3,442,496  3,339,175             0.1%
    ICC International PCL                                               204,600    222,188             0.0%
    International Engineering PCL                                    18,015,100     20,260             0.0%
    Italian-Thai Development PCL                                     19,673,827  4,563,410             0.1%
*   ITV PCL                                                           2,785,600         --             0.0%
    JAS Asset PCL                                                       141,425     34,792             0.0%
    Jasmine International PCL                                        23,358,700  4,334,503             0.1%
    Jay Mart PCL                                                      1,414,325    347,940             0.0%
    Jubilee Enterprise PCL                                               73,600     42,214             0.0%
    Kang Yong Electric PCL                                               40,500    335,911             0.0%
    Karmarts PCL                                                        534,900    118,056             0.0%
    KCE Electronics PCL                                               2,531,118  4,394,364             0.1%
    KGI Securities Thailand PCL                                      10,429,400    991,112             0.0%
    Khon Kaen Sugar Industry PCL                                     12,422,900  1,432,035             0.0%
    Khonburi Sugar PCL                                                  101,800     20,894             0.0%
    Kiatnakin Bank PCL                                                3,300,200  3,108,363             0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                     ---------- ---------- ---------------
THAILAND -- (Continued)
    Krungthai Card PCL                                                  585,600 $1,642,331             0.0%
    Laguna Resorts & Hotels PCL                                         197,000    142,623             0.0%
    Lanna Resources PCL                                               1,970,550    603,894             0.0%
    LH Financial Group PCL                                           33,244,366  1,523,535             0.0%
    Loxley PCL                                                        8,012,476    608,243             0.0%
    LPN Development PCL(B00PXK5)                                        411,500    207,095             0.0%
    LPN Development PCL(B00Q643)                                      4,406,300  2,217,552             0.1%
    Major Cineplex Group PCL                                          4,096,100  3,570,088             0.1%
    Maybank Kim Eng Securities Thailand PCL                             943,300    609,992             0.0%
    MBK PCL                                                           5,832,800  2,295,894             0.1%
    MCOT PCL                                                          2,424,300    695,238             0.0%
    Mega Lifesciences PCL                                             1,132,800    579,657             0.0%
    Millcon Steel PCL                                                 7,480,500    357,541             0.0%
    MK Real Estate Development PCL                                    1,885,900    246,027             0.0%
    Modernform Group PCL                                              2,044,500    488,599             0.0%
    Muang Thai Insurance PCL                                             61,288    260,195             0.0%
    Muramoto Electron Thailand PCL                                       14,000     95,255             0.0%
    Namyong Terminal PCL                                                421,200    184,739             0.0%
    Nation Multimedia Group PCL                                      14,789,200    623,710             0.0%
    Noble Development PCL                                               580,800    191,055             0.0%
    Nok Airlines PCL                                                    534,700    115,005             0.0%
    Polyplex Thailand PCL                                             3,145,200    760,490             0.0%
    Precious Shipping PCL                                             5,883,000  1,124,746             0.0%
    Premier Marketing PCL                                             2,001,300    573,930             0.0%
    President Rice Products PCL                                           3,375      4,816             0.0%
    Property Perfect PCL                                             26,438,600    683,869             0.0%
    PTG Energy PCL                                                   10,811,000  4,559,359             0.1%
    Quality Houses PCL                                               50,185,726  3,612,159             0.1%
    Raimon Land PCL                                                  16,968,200    553,402             0.0%
    Ratchthani Leasing PCL                                            3,241,500    257,005             0.0%
    Regional Container Lines PCL                                      2,727,300    517,587             0.0%
    Rojana Industrial Park PCL                                        6,373,411  1,146,829             0.0%
    RS PCL                                                            4,017,500  1,332,860             0.0%
    Saha Pathana Inter-Holding PCL                                      680,300    470,524             0.0%
    Saha-Union PCL                                                      743,600    794,456             0.0%
    Sahaviriya Steel Industries PCL                                  94,414,800    132,726             0.0%
    Samart Corp. PCL                                                  3,560,900  2,042,380             0.1%
    Samart I-Mobile PCL                                              14,452,100    617,620             0.0%
    Samart Telcoms PCL                                                2,090,100  1,040,128             0.0%
    Sansiri PCL                                                      65,551,410  3,151,554             0.1%
    SC Asset Corp PCL                                                13,671,028  1,106,981             0.0%
    Siam Future Development PCL                                       8,720,573  1,446,584             0.0%
    Siam Global House PCL                                             6,722,677  1,965,723             0.1%
    Siamgas & Petrochemicals PCL                                      3,357,500  1,066,697             0.0%
    Sino-Thai Engineering & Construction PCL                          7,410,200  5,260,633             0.1%
    SNC Former PCL                                                      141,800     56,214             0.0%
    Somboon Advance Technology PCL                                    1,872,637    910,849             0.0%
    SPCG PCL                                                          2,993,500  2,019,934             0.1%
    Sri Ayudhya Capital PCL                                             233,100    237,573             0.0%
    Sri Trang Agro-Industry PCL                                       5,405,690  1,717,419             0.0%
    Sriracha Construction PCL                                         1,085,700    680,709             0.0%
    Srithai Superware PCL                                            12,952,900    852,176             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                     ---------- ------------ ---------------
THAILAND -- (Continued)
    STP & I PCL                                                       5,546,364 $  2,089,584             0.1%
    Supalai PCL                                                       6,704,633    3,562,735             0.1%
    Susco PCL                                                         1,295,200      110,702             0.0%
    SVI PCL                                                          12,829,600    1,821,592             0.1%
    Symphony Communication PCL                                          254,100       72,870             0.0%
    Syntec Construction PCL                                           5,733,000      483,559             0.0%
    Tata Steel Thailand PCL                                          21,859,400      362,608             0.0%
    Thai Agro Energy PCL                                                378,870       34,087             0.0%
    Thai Airways International PCL(6364971)                             141,400       40,153             0.0%
    Thai Airways International PCL(6888868)                           8,801,400    2,499,308             0.1%
    Thai Carbon Black PCL                                               491,400      341,255             0.0%
    Thai Central Chemical PCL                                           263,500      201,880             0.0%
    Thai Metal Trade PCL                                                465,800      117,866             0.0%
    Thai Reinsurance PCL                                              2,263,100      181,977             0.0%
    Thai Rung Union Car PCL                                             540,820       60,822             0.0%
    Thai Stanley Electric PCL                                           206,600    1,028,135             0.0%
    Thai Steel Cable PCL                                                  3,400        1,147             0.0%
    Thai Vegetable Oil PCL                                            2,675,875    1,993,693             0.1%
    Thai Wacoal PCL                                                      78,000      113,763             0.0%
    Thai-German Ceramic Industry PCL                                  3,827,900      329,328             0.0%
    Thaicom PCL                                                       4,040,300    3,549,852             0.1%
    Thanachart Capital PCL                                            3,794,400    3,573,836             0.1%
    Thitikorn PCL                                                       521,000      139,158             0.0%
    Thoresen Thai Agencies PCL                                        5,933,954    1,718,415             0.0%
    Ticon Industrial Connection PCL                                   7,544,084    2,545,273             0.1%
    TIPCO Foods PCL                                                     578,482      359,442             0.0%
    Tisco Financial Group PCL(B3KFW10)                                1,031,000    1,094,264             0.0%
    Tisco Financial Group PCL(B3KFW76)                                2,996,500    3,180,372             0.1%
    TTCL PCL                                                          1,350,871      854,561             0.0%
    TTW PCL                                                          12,625,300    3,833,647             0.1%
    U City PCL                                                       33,268,200       37,414             0.0%
    Unique Engineering & Construction PCL                             7,089,470    4,285,474             0.1%
    Univanich Palm Oil PCL                                              939,000      232,324             0.0%
    Univentures PCL                                                   7,368,900    1,470,983             0.0%
    Vanachai Group PCL                                                8,159,159    3,716,268             0.1%
    VGI Global Media PCL                                              4,304,000      447,735             0.0%
    Vibhavadi Medical Center PCL                                     44,299,000    1,893,146             0.1%
    Vinythai PCL                                                      2,792,934      738,134             0.0%
    Workpoint Entertainment PCL                                       1,848,540    2,182,855             0.1%
                                                                                ------------             ---
TOTAL THAILAND                                                                   186,002,621             3.8%
                                                                                ------------             ---
TURKEY -- (2.0%)
    Adana Cimento Sanayii TAS Class A                                   563,370    1,269,563             0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                               14,110      313,597             0.0%
    Adese Alisveris Merkezleri Ticaret A.S.                             174,774      205,231             0.0%
#   Afyon Cimento Sanayi TAS                                          1,129,733    2,378,719             0.1%
    Akcansa Cimento A.S.                                                459,206    2,151,256             0.1%
#   Akenerji Elektrik Uretim A.S.                                     2,147,552      684,224             0.0%
#   Akfen Holding A.S.                                                  944,009    2,651,411             0.1%
    Aksa Akrilik Kimya Sanayii AS                                       844,944    3,099,076             0.1%
    Aksigorta A.S.                                                    1,013,913      645,714             0.0%
*   Aktas Elektrik Ticaret A.S.                                             370           --             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TURKEY -- (Continued)
#   Alarko Holding A.S.                                                859,342 $  961,877             0.0%
    Albaraka Turk Katilim Bankasi A.S.                               3,710,077  1,767,602             0.1%
#   Alkim Alkali Kimya A.S.                                              6,300     29,684             0.0%
#   Anadolu Anonim Tuerk Sigorta Sirketi                             2,062,662  1,089,564             0.0%
#   Anadolu Cam Sanayii A.S.                                         1,678,225  1,247,846             0.0%
#   Anadolu Hayat Emeklilik A.S.                                       863,622  1,597,070             0.0%
    Asya Katilim Bankasi A.S.                                        3,243,121    887,503             0.0%
#   Aygaz A.S.                                                         124,525    467,466             0.0%
#   Bagfas Bandirma Gubre Fabrik A.S.                                  502,767  2,282,950             0.1%
    Banvit Bandirma Vitaminli Yem Sanayii ASA                                1          1             0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                          398,741    886,947             0.0%
#   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.               1,380,080  1,020,563             0.0%
#   Bizim Toptan Satis Magazalari A.S.                                 229,626  1,022,730             0.0%
#   Bolu Cimento Sanayii A.S.                                          677,192  1,282,451             0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                     522,607  1,121,353             0.0%
#   Boyner Perakende Ve Tekstil Yatirimlari AS                         114,062  2,349,669             0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                   702,345  2,014,010             0.1%
    Bursa Cimento Fabrikasi A.S.                                       229,830    330,660             0.0%
    Celebi Hava Servisi A.S.                                            83,802  1,058,985             0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                               665,595  3,625,014             0.1%
#   Deva Holding A.S.                                                  356,487    456,461             0.0%
#   Dogan Sirketler Grubu Holding A.S.                               9,262,500  1,966,806             0.1%
#   Dogus Otomotiv Servis ve Ticaret A.S.                              816,006  2,957,049             0.1%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                          283,047    946,454             0.0%
#   EGE Endustri VE Ticaret A.S.                                        23,730  2,304,304             0.1%
    EGE Seramik Sanayi ve Ticaret A.S.                                 519,180    698,191             0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                                                   1,950,686  1,623,093             0.0%
#   Fenerbahce Futbol A.S.                                              84,211  1,093,092             0.0%
#   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                 27,385    194,487             0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S.                           53,209     20,608             0.0%
#   Global Yatirim Holding A.S.                                      1,781,748  1,084,955             0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                     8,540         --             0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                45,537    986,479             0.0%
#   Goodyear Lastikleri TAS                                             48,955  1,142,545             0.0%
#   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                   1,043,982    858,419             0.0%
#   GSD Holding AS                                                   2,604,393  1,070,074             0.0%
#   Gubre Fabrikalari TAS                                            1,552,544  3,504,754             0.1%
#   Hurriyet Gazetecilik ve Matbaacilik AS                             695,248    152,397             0.0%
#   Ihlas Holding A.S.                                               8,173,996    701,948             0.0%
#   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.    109,256    205,281             0.0%
    Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS                749,439    449,350             0.0%
    Is Finansal Kiralama A.S.                                        1,311,025    341,406             0.0%
#   Is Yatirim Menkul Degerler A.S. Class A                            220,148     74,715             0.0%
#   Izmir Demir Celik Sanayi A.S.                                      855,717    539,121             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A      1,314,584    729,293             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B      1,205,759    751,576             0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D      6,697,063  3,004,290             0.1%
#   Karsan Otomotiv Sanayii Ve Ticaret A.S.                          3,159,595  1,494,335             0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                             17,006  1,284,699             0.0%
#   Konya Cimento Sanayii A.S.                                          18,247  1,872,987             0.1%
#   Koza Altin Isletmeleri A.S.                                        226,641  1,272,256             0.0%
#   Koza Anadolu Metal Madencilik Isletmeleri A.S.                     548,003    289,338             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                     --------- -------------- ---------------
TURKEY -- (Continued)
    Mardin Cimento Sanayii ve Ticaret A.S.                             369,885 $      570,126             0.0%
#   Menderes Tekstil Sanayi ve Ticaret A.S.                            493,679         94,768             0.0%
    Metro Ticari ve Mali Yatirimlar Holding A.S.                     2,278,836        522,878             0.0%
#   Migros Ticaret A.S.                                                312,503      1,840,797             0.1%
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                         --             --             0.0%
*   Mudurnu Tavukculuk A.S.                                              1,740             --             0.0%
*   Nergis Holding A.S.                                                  1,784             --             0.0%
#   NET Holding A.S.                                                 1,501,961      1,700,633             0.0%
#   Netas Telekomunikasyon A.S.                                        555,839      1,990,879             0.1%
    Nuh Cimento Sanayi A.S.                                            358,145      1,217,508             0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                             164,791      4,408,713             0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.             550,011        661,206             0.0%
    Parsan Makina Parcalari Sanayi AS                                  140,357        334,755             0.0%
    Petkim Petrokimya Holding A.S.                                     780,881      1,150,608             0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                                 145,518        556,162             0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                   143,024        933,604             0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                               2,730             --             0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                445,663        374,296             0.0%
#   Sekerbank TAS                                                    4,222,675      2,240,361             0.1%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                        1,445,513      1,193,334             0.0%
    Soda Sanayii A.S.                                                1,966,921      3,252,550             0.1%
    Tat Gida Sanayi A.S.                                               889,473      1,707,131             0.0%
#   Tekfen Holding A.S.                                              1,559,779      2,227,192             0.1%
#   Teknosa Ic Ve Dis Ticaret A.S.                                     238,336        522,444             0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                       1              7             0.0%
#   Trakya Cam Sanayi A.S.                                           3,075,307      2,030,275             0.1%
#   Turcas Petrol A.S.                                               1,224,720        675,425             0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                              40,488        962,742             0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                              7,604,016      4,011,094             0.1%
#   Vestel Elektronik Sanayi ve Ticaret A.S.                           830,492      1,404,532             0.0%
#   Zorlu Enerji Elektrik Uretim A.S.                                1,993,503      1,043,746             0.0%
                                                                               --------------            ----
TOTAL TURKEY                                                                      110,141,265             2.3%
                                                                               --------------            ----
TOTAL COMMON STOCKS                                                             4,823,729,420            98.5%
                                                                               --------------            ----
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (1.0%)
    AES Tiete SA                                                     1,083,784      3,881,995             0.1%
    Alpargatas SA                                                    1,748,674      3,740,495             0.1%
    Banco ABC Brasil SA(B23DMP8)                                       689,958      1,521,629             0.0%
    Banco ABC Brasil SA(BYT8JC7)                                        37,355         80,153             0.0%
    Banco Daycoval SA                                                  451,227      1,029,205             0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                  1,777,744      2,762,217             0.1%
    Banco Industrial e Comercial SA                                    484,320      1,036,066             0.0%
    Banco Pan SA                                                     2,103,640        818,638             0.0%
    Banco Pine SA                                                      296,003        307,322             0.0%
    Banco Sofisa SA                                                     75,000         40,825             0.0%
    Braskem SA Class A                                                 605,800      3,419,675             0.1%
    Centrais Eletricas Brasileiras SA Class B                        1,357,128      3,315,918             0.1%
    Centrais Eletricas Santa Catarina                                   79,600        262,854             0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                           191,967      2,010,933             0.0%
    Cia de Saneamento do Parana                                        213,501        207,519             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
BRAZIL -- (Continued)
    Cia de Transmissao de Energia Eletrica Paulista                     332,540 $ 3,826,652             0.1%
    Cia Energetica de Sao Paulo Class B                               1,173,300   4,924,743             0.1%
    Cia Energetica do Ceara Class A                                     114,339   1,170,656             0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                                  380,249     728,214             0.0%
    Cia Paranaense de Energia                                           987,400   8,313,466             0.2%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA              910,499   2,338,858             0.1%
    Eucatex SA Industria e Comercio                                     160,378     118,057             0.0%
    Gol Linhas Aereas Inteligentes SA                                 1,064,517     979,770             0.0%
    Makira Empreendimentos SA                                        44,169,145   1,259,832             0.0%
    Marcopolo SA                                                      4,785,163   2,417,544             0.1%
    Oi SA                                                             2,635,900   1,449,138             0.0%
    Parana Banco SA                                                      52,900     126,081             0.0%
    Randon SA Implementos e Participacoes                             2,168,657   1,590,409             0.0%
*   Sharp SA                                                         30,200,000          --             0.0%
    Unipar Carbocloro SA Class B                                        276,095     279,358             0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A                    4,498,871   3,240,313             0.1%
                                                                                -----------             ---
TOTAL BRAZIL                                                                     57,198,535             1.2%
                                                                                -----------             ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                         98,240     170,125             0.0%
    Embotelladora Andina SA Class B                                     422,880   1,548,333             0.0%
                                                                                -----------             ---
TOTAL CHILE                                                                       1,718,458             0.0%
                                                                                -----------             ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                               2,670,306   1,364,188             0.0%
                                                                                -----------             ---
TOTAL PREFERRED STOCKS                                                           60,281,181             1.2%
                                                                                -----------             ---
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16              305,292      11,029             0.0%
                                                                                -----------             ---
HONG KONG -- (0.0%)
*   Real Nutriceutical Group, Ltd. Rights 11/05/15                    1,147,050      14,800             0.0%
                                                                                -----------             ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19                203,303      15,854             0.0%
*   Eastern & Oriental Bhd Warrants 07/21/19                          1,036,339      51,865             0.0%
*   KNM Group Bhd Warrants 04/20/21                                      91,897       2,995             0.0%
*   LBS Bina Group Bhd Warrants 10/04/20                                616,650      38,038             0.0%
*   Matrix Concept Holdings Bhd Warrants 07/20/20                         6,267         605             0.0%
*   O.S.K. Holdings Bhd Warrants 07/22/20                             1,408,243     109,814             0.0%
*   WCT Holdings Bhd Warrants 08/27/20                                1,560,173      50,844             0.0%
                                                                                -----------             ---
TOTAL MALAYSIA                                                                      270,015             0.0%
                                                                                -----------             ---
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                             846,548          --             0.0%
                                                                                -----------             ---
SOUTH AFRICA -- (0.0%)
*   Adcock Ingram Holdings, Ltd. Warrants 07/26/19                       12,276       6,990             0.0%
                                                                                -----------             ---
SOUTH KOREA -- (0.0%)
*   Mirae Asset Securities Co., Ltd. Rights 11/05/15                     17,480      41,398             0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES      VALUE++     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
*   Sewon Cellontech Co., Ltd. Rights 11/12/15                           30,691 $       29,075             0.0%
#*  SK Chemicals Co., Ltd. Rights 12/04/15                               11,879        100,029             0.0%
*   Sungchang Enterprise Holdings, Ltd. Rights 12/14/15                   5,208         26,267             0.0%
                                                                                --------------           -----
TOTAL SOUTH KOREA                                                                      196,769             0.0%
                                                                                --------------           -----
TAIWAN -- (0.0%)
*   Taichung Commercial Bank Rights 11/23/15                            479,327             --             0.0%
                                                                                --------------           -----
THAILAND -- (0.0%)
*   CGH W2 Warrants 07/14/18                                            649,517          8,035             0.0%
*   Grand Canal Land PCL Warrants 06/29/18                              466,420         23,473             0.0%
*   Jay Mart PCL Rights 10/30/15                                        429,705             --             0.0%
*   Raimon Land PCL Warrants 06/14/18                                 6,188,475         34,799             0.0%
*   Vibhavadi Medical Center PCL Warrants 06/14/20                           --             --             0.0%
*   Workpoint Entertainment PCL Warrants 09/30/19                        29,492         14,511             0.0%
                                                                                --------------           -----
TOTAL THAILAND                                                                          80,818             0.0%
                                                                                --------------           -----
TOTAL RIGHTS/WARRANTS                                                                  580,421             0.0%
                                                                                --------------           -----
TOTAL INVESTMENT SECURITIES                                                      4,884,591,022
                                                                                --------------

                                                                                   VALUE+
                                                                                --------------
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@ DFA Short Term Investment Fund                                  65,613,226    759,145,027            15.5%
                                                                                --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,854,413,829)                             $5,643,736,049           115.2%
                                                                                ==============           =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                 --------------------------------------------------
                                                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                 ------------ -------------- ------- --------------
Common Stocks
   Argentina                                                     $          1             --   --    $            1
   Brazil                                                           6,309,055 $  293,403,296   --       299,712,351
   Chile                                                            1,181,529     67,591,437   --        68,772,966
   China                                                            4,149,964    715,093,871   --       719,243,835
   Colombia                                                         8,013,135             --   --         8,013,135
   Greece                                                                  --     24,025,225   --        24,025,225
   Hong Kong                                                           85,103         67,949   --           153,052
   Hungary                                                                 --         66,875   --            66,875
   India                                                            3,268,799    712,990,607   --       716,259,406
   Indonesia                                                        1,885,745    134,254,782   --       136,140,527
   Israel                                                                  --              3   --                 3
   Malaysia                                                                --    230,920,190   --       230,920,190
   Mexico                                                         227,333,727            258   --       227,333,985
   Philippines                                                             --     87,592,060   --        87,592,060
   Poland                                                                  --    107,210,331   --       107,210,331
   South Africa                                                     9,407,926    406,247,711   --       415,655,637
   South Korea                                                      1,253,893    733,820,140   --       735,074,033
   Taiwan                                                               5,748    751,406,174   --       751,411,922
   Thailand                                                       185,128,553        874,068   --       186,002,621
   Turkey                                                                  --    110,141,265   --       110,141,265
Preferred Stocks
   Brazil                                                              80,153     57,118,382   --        57,198,535
   Chile                                                                   --      1,718,458   --         1,718,458
   Colombia                                                         1,364,188             --   --         1,364,188
Rights/Warrants
   China                                                                   --         11,029   --            11,029
   Hong Kong                                                               --         14,800   --            14,800
   Malaysia                                                                --        270,015   --           270,015
   Poland                                                                  --             --   --                --
   South Africa                                                            --          6,990   --             6,990
   South Korea                                                             --        196,769   --           196,769
   Taiwan                                                                  --             --   --                --
   Thailand                                                                --         80,818   --            80,818
Securities Lending Collateral                                              --    759,145,027   --       759,145,027
                                                                 ------------ --------------   --    --------------
TOTAL                                                            $449,467,519 $5,194,268,530   --    $5,643,736,049
                                                                 ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (17.7%)
#*  1-800-Flowers.com, Inc. Class A                                     44,330 $    440,197             0.0%
    A. H. Belo Corp. Class A                                            14,556       78,748             0.0%
    Aaron's, Inc.                                                        4,830      119,156             0.0%
#   Arctic Cat, Inc.                                                     3,436       70,575             0.0%
#*  Ascent Capital Group, Inc. Class A                                   8,564      186,524             0.0%
#   Autoliv, Inc.                                                        9,404    1,140,141             0.0%
*   Ballantyne Strong, Inc.                                              9,030       39,461             0.0%
#*  Barnes & Noble Education, Inc.                                       7,710      113,723             0.0%
#   Barnes & Noble, Inc.                                                12,200      158,478             0.0%
#   Bassett Furniture Industries, Inc.                                   2,900       92,684             0.0%
    Beasley Broadcast Group, Inc. Class A                                9,471       40,062             0.0%
#*  Beazer Homes USA, Inc.                                               4,326       61,602             0.0%
*   Belmond, Ltd. Class A                                               75,198      807,627             0.0%
    Best Buy Co., Inc.                                                 197,800    6,928,934             0.1%
    Big 5 Sporting Goods Corp.                                           8,501       77,784             0.0%
*   Biglari Holdings, Inc.                                                   8        3,073             0.0%
#*  BJ's Restaurants, Inc.                                              25,971    1,114,935             0.0%
#   Bob Evans Farms, Inc.                                               52,387    2,266,785             0.1%
#   Bon-Ton Stores, Inc. (The)                                           2,986        9,406             0.0%
*   Books-A-Million, Inc.                                                8,187       25,953             0.0%
#*  Build-A-Bear Workshop, Inc.                                         25,874      402,599             0.0%
#*  Cabela's, Inc.                                                      53,051    2,078,008             0.1%
*   Cable One, Inc.                                                      5,780    2,505,283             0.1%
    Caleres, Inc.                                                       74,697    2,282,740             0.1%
#   Callaway Golf Co.                                                   38,543      383,503             0.0%
#*  Cambium Learning Group, Inc.                                        37,733      181,496             0.0%
    Canterbury Park Holding Corp.                                        2,755       28,294             0.0%
    Carnival Corp.                                                     489,649   26,480,218             0.5%
#   Carriage Services, Inc.                                             20,916      449,903             0.0%
#*  Cavco Industries, Inc.                                               7,600      749,360             0.0%
    CBS Corp. Class A                                                   28,263    1,429,966             0.0%
    CBS Corp. Class B                                                  201,625    9,379,595             0.2%
#*  Christopher & Banks Corp.                                           56,231       82,097             0.0%
    Churchill Downs, Inc.                                                7,682    1,127,948             0.0%
#   Citi Trends, Inc.                                                    3,415       90,737             0.0%
#   Columbia Sportswear Co.                                              8,634      473,575             0.0%
    Comcast Corp. Class A                                            3,446,875  215,843,312             4.0%
    Comcast Corp. Special Class A                                    1,088,341   68,249,864             1.3%
#*  Conn's, Inc.                                                        25,450      482,787             0.0%
#   Core-Mark Holding Co., Inc.                                         48,118    3,911,512             0.1%
#   CSS Industries, Inc.                                                10,852      296,260             0.0%
    CST Brands, Inc.                                                    50,181    1,803,003             0.0%
    Culp, Inc.                                                          10,036      301,180             0.0%
#*  Delta Apparel, Inc.                                                  7,532      123,751             0.0%
#   Destination Maternity Corp.                                            200        1,386             0.0%
#   DeVry Education Group, Inc.                                          8,757      206,315             0.0%
#   Dillard's, Inc. Class A                                            120,300   10,764,444             0.2%
*   Discovery Communications, Inc. Class B                               3,762      113,669             0.0%
*   Discovery Communications, Inc. Class C                               3,762      103,530             0.0%
#*  Dixie Group, Inc. (The)                                             11,800       77,526             0.0%
#*  Dorman Products, Inc.                                               20,712      966,836             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc.                                             15,098 $    33,971             0.0%
    DR Horton, Inc.                                                    208,125   6,127,200             0.1%
#*  DreamWorks Animation SKG, Inc. Class A                              46,429     939,723             0.0%
#   Educational Development Corp.                                        1,679      20,316             0.0%
#*  Eldorado Resorts, Inc.                                              18,512     183,269             0.0%
#   Escalade, Inc.                                                         277       4,108             0.0%
#*  EVINE Live, Inc.                                                     3,998      10,315             0.0%
#   EW Scripps Co. (The) Class A                                        81,265   1,792,706             0.0%
#*  Federal-Mogul Holdings Corp.                                        36,417     282,232             0.0%
#   Flanigan's Enterprises, Inc.                                           865      22,706             0.0%
#   Flexsteel Industries, Inc.                                           2,068      89,937             0.0%
    Foot Locker, Inc.                                                   15,700   1,063,675             0.0%
    Ford Motor Co.                                                   1,324,294  19,612,794             0.4%
#   Fred's, Inc. Class A                                                47,275     653,813             0.0%
#*  FTD Cos., Inc.                                                      24,893     704,970             0.0%
#*  Fuel Systems Solutions, Inc.                                         3,398      21,136             0.0%
#*  G-III Apparel Group, Ltd.                                           22,788   1,255,391             0.0%
#*  Gaiam, Inc. Class A                                                  4,388      30,058             0.0%
#   GameStop Corp. Class A                                             104,752   4,825,925             0.1%
*   Gaming Partners International Corp.                                    500       4,640             0.0%
#   Gannett Co., Inc.                                                   59,819     946,337             0.0%
    General Motors Co.                                                 802,642  28,020,232             0.5%
#*  Genesco, Inc.                                                        7,056     442,058             0.0%
    Graham Holdings Co. Class B                                          5,780   3,193,277             0.1%
#*  Gray Television, Inc.                                               46,874     744,828             0.0%
#   Group 1 Automotive, Inc.                                            57,936   5,037,535             0.1%
#   Harte-Hanks, Inc.                                                   55,608     236,334             0.0%
#   Haverty Furniture Cos., Inc.                                        33,479     783,743             0.0%
#*  Helen of Troy, Ltd.                                                 64,389   6,388,033             0.1%
#*  hhgregg, Inc.                                                       36,388     196,495             0.0%
#   Hooker Furniture Corp.                                              14,814     367,683             0.0%
#*  Hyatt Hotels Corp. Class A                                          14,601     735,890             0.0%
#*  Iconix Brand Group, Inc.                                            95,618   1,464,868             0.0%
    International Speedway Corp. Class A                                24,844     861,838             0.0%
#*  Isle of Capri Casinos, Inc.                                         15,434     295,252             0.0%
*   J Alexander's Holdings, Inc.                                         2,666      25,700             0.0%
#*  JAKKS Pacific, Inc.                                                 13,103     103,776             0.0%
*   Jarden Corp.                                                       243,112  10,891,418             0.2%
#*  JC Penney Co., Inc.                                                 85,215     781,422             0.0%
    Johnson Outdoors, Inc. Class A                                      15,588     334,051             0.0%
#   Journal Media Group, Inc.                                           25,411     311,031             0.0%
#   KB Home                                                             30,800     403,480             0.0%
#   Kohl's Corp.                                                        14,353     661,960             0.0%
#   La-Z-Boy, Inc.                                                      56,332   1,608,279             0.0%
#*  Lakeland Industries, Inc.                                           11,757     145,199             0.0%
#*  Lands' End, Inc.                                                    21,056     519,662             0.0%
#*  Lee Enterprises, Inc.                                               10,309      20,515             0.0%
#   Lennar Corp. Class A                                               224,100  11,220,687             0.2%
    Lennar Corp. Class B                                                 7,868     326,050             0.0%
*   Liberty Broadband Corp. Class A                                     24,095   1,314,623             0.0%
*   Liberty Broadband Corp. Class B                                      1,905     105,004             0.0%
*   Liberty Broadband Corp. Class C                                     67,601   3,634,906             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Interactive Corp. Class B                                 35,706 $   991,199             0.0%
*   Liberty Interactive Corp., QVC Group Class A                     882,463  24,153,012             0.5%
#*  Liberty Media Corp. Class A                                       96,383   3,928,571             0.1%
*   Liberty Media Corp. Class B                                        7,622     311,397             0.0%
*   Liberty Media Corp. Class C                                      208,010   8,143,591             0.2%
*   Liberty TripAdvisor Holdings, Inc. Class A                        76,802   2,395,454             0.1%
#*  Liberty TripAdvisor Holdings, Inc. Class B                         3,570     115,989             0.0%
*   Liberty Ventures Series A                                        202,261   8,812,512             0.2%
#*  Liberty Ventures Series B                                          8,645     377,268             0.0%
    Lifetime Brands, Inc.                                             16,431     252,544             0.0%
#   Lithia Motors, Inc. Class A                                       34,933   4,100,785             0.1%
#*  Live Nation Entertainment, Inc.                                  145,347   3,965,066             0.1%
#*  Loral Space & Communications, Inc.                                19,046     851,547             0.0%
*   Luby's, Inc.                                                      32,226     150,173             0.0%
#*  M/I Homes, Inc.                                                   37,930     870,493             0.0%
*   Madison Square Garden Co. (The) Class A                            9,852   1,758,582             0.0%
    Marcus Corp. (The)                                                18,899     391,020             0.0%
#*  MarineMax, Inc.                                                   29,164     460,791             0.0%
#   Marriott Vacations Worldwide Corp.                                 2,531     162,996             0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                        980       5,919             0.0%
#*  McClatchy Co. (The) Class A                                       60,603      84,238             0.0%
#*  Media General, Inc.                                               25,196     374,413             0.0%
#   Men's Wearhouse, Inc. (The)                                       52,860   2,113,343             0.1%
    Meredith Corp.                                                    32,676   1,536,426             0.0%
#*  Meritage Homes Corp.                                              28,156     992,781             0.0%
#*  MGM Resorts International                                        227,871   5,284,328             0.1%
#*  Modine Manufacturing Co.                                          14,650     122,621             0.0%
*   Mohawk Industries, Inc.                                           98,740  19,303,670             0.4%
*   Monarch Casino & Resort, Inc.                                      1,103      24,200             0.0%
#*  Motorcar Parts of America, Inc.                                   13,074     440,071             0.0%
#   Movado Group, Inc.                                                36,900     949,806             0.0%
*   MSG Networks, Inc. Class A                                        29,558     606,530             0.0%
*   Murphy USA, Inc.                                                  30,778   1,888,846             0.0%
    NACCO Industries, Inc. Class A                                     6,832     306,279             0.0%
*   New York & Co., Inc.                                               6,926      18,146             0.0%
#   News Corp. Class A                                               402,247   6,194,604             0.1%
#   News Corp. Class B                                                99,903   1,546,498             0.0%
*   Office Depot, Inc.                                               181,609   1,383,861             0.0%
#   Penske Automotive Group, Inc.                                     43,845   2,141,390             0.1%
*   Pep Boys-Manny, Moe & Jack (The)                                  60,161     904,821             0.0%
#*  Perry Ellis International, Inc.                                   21,492     461,433             0.0%
    PulteGroup, Inc.                                                 143,221   2,625,241             0.1%
#   PVH Corp.                                                         31,964   2,907,126             0.1%
#*  Radio One, Inc. Class D                                           13,955      30,003             0.0%
*   RCI Hospitality Holdings, Inc.                                    12,026     119,538             0.0%
#*  Red Robin Gourmet Burgers, Inc.                                   31,175   2,334,696             0.1%
#*  Regis Corp.                                                       49,623     819,772             0.0%
#   Remy International, Inc.                                           2,760      81,392             0.0%
#   Rent-A-Center, Inc.                                               76,435   1,405,640             0.0%
#   Rocky Brands, Inc.                                                 8,729     111,295             0.0%
#   Royal Caribbean Cruises, Ltd.                                    322,500  31,717,875             0.6%
#*  Ruby Tuesday, Inc.                                                17,500      91,525             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                     --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Saga Communications, Inc. Class A                                    8,693 $      373,973             0.0%
    Salem Media Group, Inc.                                             10,922         68,699             0.0%
    Scholastic Corp.                                                    30,900      1,262,883             0.0%
    Service Corp. International                                        274,069      7,745,190             0.2%
#*  Shiloh Industries, Inc.                                             15,461        116,576             0.0%
#   Shoe Carnival, Inc.                                                 33,450        751,621             0.0%
*   Skechers U.S.A., Inc. Class A                                      148,830      4,643,496             0.1%
    Spartan Motors, Inc.                                                16,820         69,467             0.0%
#   Speedway Motorsports, Inc.                                          16,132        297,958             0.0%
#   Stage Stores, Inc.                                                  37,214        362,092             0.0%
    Standard Motor Products, Inc.                                       37,342      1,652,383             0.0%
    Staples, Inc.                                                      426,509      5,540,352             0.1%
#*  Starz Class A                                                       83,555      2,799,928             0.1%
*   Starz Class B                                                        7,622        253,813             0.0%
*   Steiner Leisure, Ltd.                                                2,225        140,976             0.0%
#*  Stoneridge, Inc.                                                    19,361        245,691             0.0%
#   Strattec Security Corp.                                              5,224        312,500             0.0%
    Superior Industries International, Inc.                             23,275        458,052             0.0%
#   Superior Uniform Group, Inc.                                        17,956        305,970             0.0%
#   Sypris Solutions, Inc.                                               8,460          6,345             0.0%
#*  Systemax, Inc.                                                      11,197        103,796             0.0%
*   Tandy Leather Factory, Inc.                                          9,974         75,703             0.0%
    Target Corp.                                                         4,925        380,112             0.0%
#   TEGNA, Inc.                                                        119,639      3,235,039             0.1%
    Time Warner Cable, Inc.                                            693,942    131,432,615             2.5%
    Time Warner, Inc.                                                1,534,860    115,636,352             2.2%
#   Time, Inc.                                                         191,857      3,564,703             0.1%
*   Toll Brothers, Inc.                                                203,299      7,312,665             0.1%
*   Trans World Entertainment Corp.                                      5,781         21,968             0.0%
#*  Tuesday Morning Corp.                                               60,500        327,305             0.0%
    Twenty-First Century Fox, Inc. Class A                           1,287,383     39,509,784             0.8%
    Twenty-First Century Fox, Inc. Class B                             550,972     17,014,015             0.3%
*   Unifi, Inc.                                                         43,422      1,328,279             0.0%
#*  Universal Electronics, Inc.                                          3,206        152,509             0.0%
#   Vail Resorts, Inc.                                                  11,600      1,324,372             0.0%
*   Vista Outdoor, Inc.                                                 77,610      3,470,719             0.1%
#*  VOXX International Corp.                                             3,750         19,350             0.0%
    Walt Disney Co. (The)                                               26,220      2,982,263             0.1%
#   Wendy's Co. (The)                                                  242,704      2,223,169             0.1%
*   West Marine, Inc.                                                   26,468        269,444             0.0%
    Whirlpool Corp.                                                     30,049      4,812,047             0.1%
#   Wyndham Worldwide Corp.                                            124,768     10,149,877             0.2%
                                                                               --------------            ----
Total Consumer Discretionary                                                    1,008,822,964            18.9%
                                                                               --------------            ----
Consumer Staples -- (7.4%)
#   Alico, Inc.                                                            960         40,982             0.0%
#*  Alliance One International, Inc.                                     3,508         61,741             0.0%
#   Andersons, Inc. (The)                                               23,660        837,564             0.0%
    Archer-Daniels-Midland Co.                                         813,476     37,143,314             0.7%
#*  Boulder Brands, Inc.                                                76,099        674,237             0.0%
    Bunge, Ltd.                                                        121,368      8,855,009             0.2%
*   CCA Industries, Inc.                                                 8,323         31,544             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Central Garden & Pet Co.                                            25,184 $    400,677             0.0%
#*  Central Garden & Pet Co. Class A                                    48,121      812,282             0.0%
    Constellation Brands, Inc. Class A                                 249,042   33,570,862             0.6%
#   Constellation Brands, Inc. Class B                                  12,715    1,718,051             0.0%
#*  Craft Brew Alliance, Inc.                                            9,754       74,716             0.0%
    CVS Health Corp.                                                 1,510,745  149,231,391             2.8%
#*  Farmer Bros Co.                                                      3,495       99,188             0.0%
#   Fresh Del Monte Produce, Inc.                                       39,437    1,799,510             0.0%
#*  Hain Celestial Group, Inc. (The)                                    87,292    4,351,506             0.1%
#   Ingles Markets, Inc. Class A                                        11,437      571,164             0.0%
    Ingredion, Inc.                                                     62,117    5,904,842             0.1%
    JM Smucker Co. (The)                                               108,204   12,702,068             0.3%
#   John B. Sanfilippo & Son, Inc.                                      10,428      674,900             0.0%
    Kraft Heinz Co. (The)                                              114,027    8,890,685             0.2%
#*  Landec Corp.                                                        37,056      455,789             0.0%
*   Mannatech, Inc.                                                        717       17,796             0.0%
#   MGP Ingredients, Inc.                                                4,788       82,976             0.0%
#   Molson Coors Brewing Co. Class A                                     1,908      167,713             0.0%
#   Molson Coors Brewing Co. Class B                                   186,550   16,435,055             0.3%
    Mondelez International, Inc. Class A                             2,081,099   96,063,530             1.8%
#*  Nutraceutical International Corp.                                   14,615      358,068             0.0%
#   Oil-Dri Corp. of America                                             5,047      158,375             0.0%
#*  Omega Protein Corp.                                                 25,852      470,506             0.0%
*   Post Holdings, Inc.                                                 50,201    3,226,418             0.1%
#   Sanderson Farms, Inc.                                               16,100    1,119,111             0.0%
#*  Seaboard Corp.                                                       1,812    6,102,816             0.1%
#*  Seneca Foods Corp. Class A                                           6,301      183,863             0.0%
*   Seneca Foods Corp. Class B                                             300        9,470             0.0%
#   Snyder's-Lance, Inc.                                                32,153    1,142,718             0.0%
#   SpartanNash Co.                                                     34,281      956,440             0.0%
#   Spectrum Brands Holdings, Inc.                                      46,130    4,421,560             0.1%
#*  TreeHouse Foods, Inc.                                               24,190    2,071,632             0.1%
#   Tyson Foods, Inc. Class A                                          405,030   17,967,131             0.3%
#   Universal Corp.                                                     22,290    1,203,883             0.0%
    Walgreens Boots Alliance, Inc.                                      27,700    2,345,636             0.1%
#   Weis Markets, Inc.                                                  11,602      477,306             0.0%
                                                                               ------------             ---
Total Consumer Staples                                                          423,884,025             7.9%
                                                                               ------------             ---
Energy -- (13.1%)
    Adams Resources & Energy, Inc.                                       6,004      266,938             0.0%
#   Alon USA Energy, Inc.                                               33,484      560,857             0.0%
    Anadarko Petroleum Corp.                                           845,068   56,518,148             1.1%
#   Apache Corp.                                                       210,838    9,936,795             0.2%
#*  Approach Resources, Inc.                                             6,883       16,244             0.0%
#   Atwood Oceanics, Inc.                                                4,600       76,130             0.0%
    Baker Hughes, Inc.                                                 127,976    6,741,776             0.1%
#*  Barnwell Industries, Inc.                                            8,038       16,960             0.0%
#   Bristow Group, Inc.                                                 40,138    1,393,993             0.0%
#*  C&J Energy Services, Ltd.                                           37,416      186,706             0.0%
#   California Resources Corp.                                         118,504      478,756             0.0%
#*  Callon Petroleum Co.                                                13,214      114,698             0.0%
#   Chesapeake Energy Corp.                                            370,477    2,641,501             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Energy -- (Continued)
    Chevron Corp.                                                    1,027,290 $ 93,360,115             1.8%
#*  Cloud Peak Energy, Inc.                                             33,115       98,352             0.0%
#   Comstock Resources, Inc.                                            32,421       74,568             0.0%
#   ConocoPhillips                                                   1,728,838   92,233,507             1.7%
*   Contango Oil & Gas Co.                                               1,064        8,140             0.0%
#*  Dawson Geophysical Co.                                              30,611       99,486             0.0%
    Delek US Holdings, Inc.                                             52,256    1,421,363             0.0%
#   Denbury Resources, Inc.                                            289,460    1,024,688             0.0%
    Devon Energy Corp.                                                  81,126    3,401,613             0.1%
#   Energy XXI, Ltd.                                                    15,380       26,607             0.0%
    EOG Resources, Inc.                                                 77,897    6,687,457             0.1%
*   Era Group, Inc.                                                     24,458      340,211             0.0%
    Exterran Holdings, Inc.                                             69,200    1,504,408             0.0%
    Exxon Mobil Corp.                                                2,043,508  169,079,852             3.2%
#   Green Plains, Inc.                                                  26,534      544,212             0.0%
    Gulf Island Fabrication, Inc.                                       15,018      151,832             0.0%
#   Gulfmark Offshore, Inc. Class A                                     27,750      173,160             0.0%
    Halliburton Co.                                                     47,970    1,841,089             0.0%
#*  Harvest Natural Resources, Inc.                                     35,677       35,320             0.0%
#*  Helix Energy Solutions Group, Inc.                                 103,010      595,398             0.0%
#   Helmerich & Payne, Inc.                                            108,670    6,114,861             0.1%
    Hess Corp.                                                         178,172   10,015,048             0.2%
    HollyFrontier Corp.                                                 32,210    1,577,324             0.0%
#*  Hornbeck Offshore Services, Inc.                                    29,719      401,504             0.0%
#*  Key Energy Services, Inc.                                           49,745       26,136             0.0%
    Kinder Morgan, Inc.                                                260,042    7,112,149             0.1%
#   Marathon Oil Corp.                                                 467,019    8,583,809             0.2%
    Marathon Petroleum Corp.                                           903,936   46,823,885             0.9%
#*  Matrix Service Co.                                                  15,423      350,102             0.0%
#   Murphy Oil Corp.                                                   189,426    5,385,381             0.1%
    Nabors Industries, Ltd.                                            181,974    1,827,019             0.0%
#   National Oilwell Varco, Inc.                                       250,948    9,445,683             0.2%
*   Natural Gas Services Group, Inc.                                    15,026      338,386             0.0%
*   Newfield Exploration Co.                                            48,506    1,949,456             0.0%
#*  Newpark Resources, Inc.                                             97,395      551,256             0.0%
#   Noble Corp. P.L.C.                                                  74,243    1,000,053             0.0%
    Noble Energy, Inc.                                                 133,794    4,795,177             0.1%
#*  Northern Oil and Gas, Inc.                                          16,372       82,515             0.0%
    Occidental Petroleum Corp.                                         227,734   16,975,292             0.3%
#*  Overseas Shipholding Group, Inc. Class B                             2,355        8,242             0.0%
#   Paragon Offshore P.L.C.                                             24,747        5,939             0.0%
#*  Parker Drilling Co.                                                142,573      407,759             0.0%
#   Patterson-UTI Energy, Inc.                                         152,325    2,268,119             0.1%
#*  PDC Energy, Inc.                                                    24,103    1,454,375             0.0%
#*  PHI, Inc.(69336T106)                                                 1,099       19,771             0.0%
#*  PHI, Inc.(69336T205)                                                15,570      296,453             0.0%
    Phillips 66                                                        883,414   78,668,017             1.5%
#*  Pioneer Energy Services Corp.                                       74,262      171,545             0.0%
    Pioneer Natural Resources Co.                                       88,400   12,123,176             0.2%
#   QEP Resources, Inc.                                                 33,043      510,845             0.0%
#*  Renewable Energy Group, Inc.                                         2,882       22,739             0.0%
#*  REX American Resources Corp.                                         4,050      222,385             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Energy -- (Continued)
#*  Rex Energy Corp.                                                  35,100 $     79,326             0.0%
    Rowan Cos. P.L.C. Class A                                        121,858    2,398,165             0.1%
#*  SEACOR Holdings, Inc.                                             20,471    1,195,916             0.0%
#   SemGroup Corp. Class A                                             4,727      215,315             0.0%
#*  Seventy Seven Energy, Inc.                                        44,617       50,863             0.0%
#   Ship Finance International, Ltd.                                  12,481      213,300             0.0%
#*  Stone Energy Corp.                                                 1,115        6,233             0.0%
    Superior Energy Services, Inc.                                    75,686    1,071,714             0.0%
#   Teekay Corp.                                                      37,720    1,211,944             0.0%
#   Tesco Corp.                                                        3,745       29,960             0.0%
    Tesoro Corp.                                                     168,807   18,050,533             0.4%
*   TETRA Technologies, Inc.                                          25,510      171,937             0.0%
#   Tidewater, Inc.                                                   49,127      606,718             0.0%
#   Transocean, Ltd.                                                 252,980    4,004,673             0.1%
#*  Triangle Petroleum Corp.                                           7,779        9,335             0.0%
#*  Unit Corp.                                                        52,140      657,485             0.0%
    Valero Energy Corp.                                              605,899   39,940,862             0.8%
#*  Weatherford International P.L.C.                                 281,383    2,881,362             0.1%
    Western Refining, Inc.                                            47,810    1,989,852             0.1%
*   Whiting Petroleum Corp.                                           16,007      275,801             0.0%
#*  Willbros Group, Inc.                                              18,620       37,240             0.0%
                                                                             ------------            ----
Total Energy                                                                  746,283,815            14.0%
                                                                             ------------            ----
Financials -- (18.0%)
    1st Source Corp.                                                  45,305    1,438,887             0.0%
#   ACE, Ltd.                                                         66,691    7,572,096             0.2%
    Aflac, Inc.                                                       81,778    5,213,347             0.1%
    Alexander & Baldwin, Inc.                                         66,838    2,522,466             0.1%
*   Alleghany Corp.                                                    3,115    1,545,881             0.0%
    Allied World Assurance Co. Holdings AG                            76,431    2,779,031             0.1%
    Allstate Corp. (The)                                             211,174   13,067,447             0.3%
#   American Equity Investment Life Holding Co.                       88,700    2,277,816             0.1%
    American Financial Group, Inc.                                   173,596   12,531,895             0.2%
*   American Independence Corp.                                          173        1,695             0.0%
    American International Group, Inc.                               899,581   56,727,578             1.1%
#   American National Insurance Co.                                   23,302    2,406,631             0.1%
#   Ameris Bancorp                                                    12,022      378,693             0.0%
    AmeriServ Financial, Inc.                                         33,075      109,478             0.0%
*   Arch Capital Group, Ltd.                                           3,094      231,710             0.0%
    Argo Group International Holdings, Ltd.                           46,942    2,934,814             0.1%
    Aspen Insurance Holdings, Ltd.                                   102,623    4,988,504             0.1%
#   Associated Banc-Corp                                              31,434      607,934             0.0%
    Assurant, Inc.                                                    65,820    5,366,305             0.1%
    Assured Guaranty, Ltd.                                           122,989    3,374,818             0.1%
*   Asta Funding, Inc.                                                 7,527       64,732             0.0%
#   Astoria Financial Corp.                                           19,344      308,730             0.0%
#*  Atlanticus Holdings Corp.                                         19,218       58,038             0.0%
#*  AV Homes, Inc.                                                     3,852       51,000             0.0%
    Axis Capital Holdings, Ltd.                                        8,510      459,540             0.0%
#   Baldwin & Lyons, Inc. Class A                                        300        6,930             0.0%
#   Baldwin & Lyons, Inc. Class B                                      6,556      152,296             0.0%
#*  Bancorp, Inc. (The)                                                  459        3,305             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
#   Bank Mutual Corp.                                                   14,475 $    104,799             0.0%
    Bank of America Corp.                                            5,529,894   92,791,621             1.7%
    Bank of New York Mellon Corp. (The)                                497,075   20,703,174             0.4%
#   Bank of the Ozarks, Inc.                                               626       31,313             0.0%
#   BankFinancial Corp.                                                 21,475      264,787             0.0%
#   Banner Corp.                                                         7,943      389,763             0.0%
    BB&T Corp.                                                         120,728    4,485,045             0.1%
    BCB Bancorp, Inc.                                                    1,059       10,601             0.0%
    Berkshire Hills Bancorp, Inc.                                       30,747      879,364             0.0%
#*  BofI Holding, Inc.                                                   8,208      656,722             0.0%
#   Capital City Bank Group, Inc.                                       15,389      237,606             0.0%
    Capital One Financial Corp.                                        373,787   29,491,794             0.6%
#*  Cascade Bancorp                                                     15,799       88,632             0.0%
    Cathay General Bancorp                                              17,730      554,949             0.0%
    Centerstate Banks, Inc.                                                747       10,891             0.0%
    Century Bancorp, Inc. Class A                                          495       22,003             0.0%
    Chicopee Bancorp, Inc.                                                 366        6,072             0.0%
    Chubb Corp. (The)                                                   20,149    2,606,273             0.1%
#   Cincinnati Financial Corp.                                          16,626    1,001,384             0.0%
    CIT Group, Inc.                                                     45,907    1,974,001             0.1%
    Citigroup, Inc.                                                  2,143,604  113,975,425             2.1%
#   Citizens Community Bancorp, Inc.                                    10,355       91,952             0.0%
    CME Group, Inc.                                                    414,385   39,146,951             0.7%
    CNA Financial Corp.                                                277,671   10,151,652             0.2%
#   CNO Financial Group, Inc.                                          301,264    5,787,281             0.1%
    Codorus Valley Bancorp, Inc.                                           139        2,857             0.0%
    Comerica, Inc.                                                      16,431      713,105             0.0%
    Community West Bancshares                                              400        2,800             0.0%
#*  Cowen Group, Inc. Class A                                           15,961       67,196             0.0%
    Donegal Group, Inc. Class A                                         13,586      192,242             0.0%
#   Donegal Group, Inc. Class B                                            300        6,029             0.0%
*   E*TRADE Financial Corp.                                             89,699    2,557,318             0.1%
    Eastern Virginia Bankshares, Inc.                                      307        1,986             0.0%
#   EMC Insurance Group, Inc.                                           27,511      687,775             0.0%
#*  Emergent Capital, Inc.                                               3,602       17,866             0.0%
    Endurance Specialty Holdings, Ltd.                                  94,576    5,970,583             0.1%
    Enterprise Financial Services Corp.                                  3,235       91,745             0.0%
    ESSA Bancorp, Inc.                                                   8,217      109,040             0.0%
    Evans Bancorp, Inc.                                                  1,681       42,025             0.0%
    Everest Re Group, Ltd.                                              34,913    6,213,467             0.1%
#*  Farmers Capital Bank Corp.                                             302        8,190             0.0%
#   FBL Financial Group, Inc. Class A                                   24,660    1,551,114             0.0%
    Federal Agricultural Mortgage Corp. Class A                            177        4,558             0.0%
#   Federal Agricultural Mortgage Corp. Class C                          9,200      270,112             0.0%
    Federated National Holding Co.                                      13,665      420,677             0.0%
    Fidelity Southern Corp.                                              7,213      151,112             0.0%
    Fifth Third Bancorp                                                 92,166    1,755,762             0.0%
*   First Acceptance Corp.                                              30,158       85,950             0.0%
#   First American Financial Corp.                                      61,982    2,363,374             0.1%
    First BanCorp                                                       16,138      299,037             0.0%
#   First Business Financial Services, Inc.                                964       23,763             0.0%
#   First Citizens BancShares, Inc. Class A                              8,627    2,209,720             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Financials -- (Continued)
#   First Commonwealth Financial Corp.                                  30,547 $    280,727             0.0%
#   First Community Bancshares, Inc.                                       183        3,519             0.0%
#   First Defiance Financial Corp.                                      10,880      416,704             0.0%
    First Federal of Northern Michigan Bancorp, Inc.                       900        5,769             0.0%
    First Financial Northwest, Inc.                                     25,371      318,406             0.0%
#   First Merchants Corp.                                               41,623    1,091,771             0.0%
    First Midwest Bancorp, Inc.                                          7,168      127,734             0.0%
    First South Bancorp, Inc.                                            2,278       18,247             0.0%
    FNF Group                                                           46,321    1,634,205             0.0%
*   FNFV Group                                                          15,438      173,523             0.0%
    Fox Chase Bancorp, Inc.                                                351        6,146             0.0%
#*  Genworth Financial, Inc. Class A                                    34,964      163,632             0.0%
#   German American Bancorp, Inc.                                        7,459      233,690             0.0%
#*  Global Indemnity P.L.C.                                              8,282      235,292             0.0%
    Goldman Sachs Group, Inc. (The)                                    209,155   39,216,562             0.7%
#   Great Southern Bancorp, Inc.                                         1,616       78,101             0.0%
    Griffin Industrial Realty, Inc.                                      1,500       38,370             0.0%
    Guaranty Federal Bancshares, Inc.                                    1,684       24,603             0.0%
*   Hallmark Financial Services, Inc.                                   20,834      270,634             0.0%
    Hanover Insurance Group, Inc. (The)                                 88,829    7,483,843             0.2%
    Hartford Financial Services Group, Inc. (The)                      320,787   14,839,607             0.3%
    Heartland Financial USA, Inc.                                          465       17,131             0.0%
    HF Financial Corp.                                                     400        6,456             0.0%
#*  Hilltop Holdings, Inc.                                              26,171      548,806             0.0%
#   Hingham Institution for Savings                                        500       63,705             0.0%
*   HMN Financial, Inc.                                                  3,456       40,539             0.0%
#   Home Bancorp, Inc.                                                     719       18,248             0.0%
#   HopFed Bancorp, Inc.                                                 6,781       79,948             0.0%
#   Horace Mann Educators Corp.                                         58,206    1,992,973             0.1%
    Hudson City Bancorp, Inc.                                           28,191      285,293             0.0%
#   Huntington Bancshares, Inc.                                         70,847      777,192             0.0%
    Iberiabank Corp.                                                       697       42,259             0.0%
#   Independence Holding Co.                                            13,333      180,795             0.0%
#   Infinity Property & Casualty Corp.                                  15,800    1,272,216             0.0%
    Intercontinental Exchange, Inc.                                      1,479      373,300             0.0%
    International Bancshares Corp.                                         800       21,560             0.0%
#   Investment Technology Group, Inc.                                   23,677      379,069             0.0%
    Investors Title Co.                                                  1,169       87,967             0.0%
#   Janus Capital Group, Inc.                                           24,840      385,765             0.0%
    JPMorgan Chase & Co.                                             2,120,954  136,271,294             2.6%
#   Kemper Corp.                                                        46,361    1,656,015             0.0%
    Kentucky First Federal Bancorp                                       2,400       22,416             0.0%
    KeyCorp                                                            526,210    6,535,528             0.1%
    Lake Sunapee Bank Group                                              3,667       52,145             0.0%
    Lakeland Bancorp, Inc.                                               8,740      101,646             0.0%
    Landmark Bancorp, Inc.                                               2,066       54,522             0.0%
    Legg Mason, Inc.                                                    56,555    2,530,836             0.1%
#*  LendingTree, Inc.                                                    5,635      683,864             0.0%
    Leucadia National Corp.                                             35,258      705,513             0.0%
    Lincoln National Corp.                                             360,493   19,289,980             0.4%
    Loews Corp.                                                        243,798    8,888,875             0.2%
    M&T Bank Corp.                                                       4,241      508,284             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Financials -- (Continued)
    Macatawa Bank Corp.                                                 18,892 $    97,483             0.0%
    Mackinac Financial Corp.                                             6,893      71,136             0.0%
#   Maiden Holdings, Ltd.                                                5,792      90,066             0.0%
#   MainSource Financial Group, Inc.                                    45,000     973,800             0.0%
*   Markel Corp.                                                           101      87,668             0.0%
#   Marlin Business Services Corp.                                      14,241     251,496             0.0%
#   MB Financial, Inc.                                                  19,678     634,419             0.0%
#*  MBIA, Inc.                                                          82,267     617,825             0.0%
*   MBT Financial Corp.                                                 24,724     156,008             0.0%
    Mercantile Bank Corp.                                                4,422      97,549             0.0%
#   Meta Financial Group, Inc.                                           1,083      46,656             0.0%
    MetLife, Inc.                                                    1,125,923  56,724,001             1.1%
    Metro Bancorp, Inc.                                                 26,598     824,006             0.0%
#   MidWestOne Financial Group, Inc.                                       346      10,601             0.0%
    Morgan Stanley                                                   1,476,248  48,671,897             0.9%
    MutualFirst Financial, Inc.                                          2,300      53,866             0.0%
    Nasdaq, Inc.                                                        42,129   2,438,848             0.1%
    National Penn Bancshares, Inc.                                       1,071      12,895             0.0%
    National Western Life Group, Inc. Class A                              900     232,191             0.0%
#*  Navigators Group, Inc. (The)                                         3,685     314,515             0.0%
#   New York Community Bancorp, Inc.                                    54,969     908,088             0.0%
    NewBridge Bancorp                                                   11,413     129,081             0.0%
#*  NewStar Financial, Inc.                                             41,166     434,301             0.0%
#   Northeast Community Bancorp, Inc.                                   15,490     114,316             0.0%
    Northrim BanCorp, Inc.                                               5,734     158,373             0.0%
#   OFG Bancorp                                                         30,191     278,059             0.0%
    Old Republic International Corp.                                   172,923   3,119,531             0.1%
#   Oppenheimer Holdings, Inc. Class A                                   3,097      56,830             0.0%
*   Pacific Mercantile Bancorp                                          13,261      89,910             0.0%
#   PacWest Bancorp                                                      1,076      48,463             0.0%
    Park Sterling Corp.                                                  3,253      23,584             0.0%
    PartnerRe, Ltd.                                                     52,224   7,259,136             0.2%
    People's United Financial, Inc.                                     68,700   1,095,765             0.0%
    Peoples Bancorp of North Carolina, Inc.                                250       4,803             0.0%
#   Peoples Bancorp, Inc.                                               15,923     305,085             0.0%
*   PHH Corp.                                                           54,576     802,267             0.0%
#*  Phoenix Cos., Inc. (The)                                             2,631      90,454             0.0%
#   Pinnacle Financial Partners, Inc.                                   23,924   1,258,881             0.0%
#*  Piper Jaffray Cos.                                                     312      11,098             0.0%
    PNC Financial Services Group, Inc. (The)                            88,465   7,984,851             0.2%
    Popular, Inc.                                                       56,536   1,671,770             0.0%
    Premier Financial Bancorp, Inc.                                      4,434      65,313             0.0%
    Principal Financial Group, Inc.                                    218,754  10,972,701             0.2%
    Provident Financial Holdings, Inc.                                     544       9,324             0.0%
#   Provident Financial Services, Inc.                                  21,059     427,919             0.0%
    Prudential Financial, Inc.                                         497,625  41,054,062             0.8%
    Pulaski Financial Corp.                                              4,550      67,522             0.0%
    Radian Group, Inc.                                                 161,945   2,343,344             0.1%
    Regions Financial Corp.                                          1,302,555  12,178,889             0.2%
    Reinsurance Group of America, Inc.                                 169,166  15,265,540             0.3%
#   RenaissanceRe Holdings, Ltd.                                        12,667   1,388,683             0.0%
    Renasant Corp.                                                      42,102   1,457,992             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                     SHARES      VALUE+     OF NET ASSETS**
                                                                     ------- -------------- ---------------
Financials -- (Continued)
#*  Republic First Bancorp, Inc.                                       2,174 $        8,457             0.0%
#   Resource America, Inc. Class A                                    21,051        161,882             0.0%
#   Riverview Bancorp, Inc.                                            1,682          7,939             0.0%
#   Safety Insurance Group, Inc.                                      26,197      1,518,116             0.0%
#   Sandy Spring Bancorp, Inc.                                         9,125        250,938             0.0%
*   Select Bancorp, Inc.                                                 600          4,662             0.0%
#   Selective Insurance Group, Inc.                                   45,200      1,649,348             0.0%
    SI Financial Group, Inc.                                           5,661         71,612             0.0%
#   South State Corp.                                                  8,549        662,548             0.0%
#*  Southern First Bancshares, Inc.                                    1,216         27,846             0.0%
    Southwest Bancorp, Inc.                                           16,974        287,030             0.0%
    StanCorp Financial Group, Inc.                                    15,636      1,793,762             0.0%
#   State Auto Financial Corp.                                        15,100        360,135             0.0%
    State Street Corp.                                                12,833        885,477             0.0%
    Sterling Bancorp                                                  70,552      1,085,795             0.0%
#   Stewart Information Services Corp.                                12,271        492,926             0.0%
*   Stratus Properties, Inc.                                           3,069         52,326             0.0%
    Suffolk Bancorp                                                      205          6,127             0.0%
    SunTrust Banks, Inc.                                             287,532     11,938,329             0.2%
    Symetra Financial Corp.                                           20,319        644,722             0.0%
    Synovus Financial Corp.                                           22,796        721,037             0.0%
    Timberland Bancorp, Inc.                                           2,500         30,325             0.0%
#   Torchmark Corp.                                                    7,000        406,070             0.0%
    Travelers Cos., Inc. (The)                                       132,163     14,919,881             0.3%
#   Trico Bancshares                                                     854         22,511             0.0%
#   Trustmark Corp.                                                    4,194        100,782             0.0%
#   Umpqua Holdings Corp.                                             34,932        583,364             0.0%
*   Unico American Corp.                                               1,900         18,335             0.0%
#   Union Bankshares Corp.                                            37,042        927,902             0.0%
#   United Bankshares, Inc.                                           12,121        479,386             0.0%
    United Financial Bancorp, Inc.                                     9,193        119,325             0.0%
#   United Fire Group, Inc.                                           24,429        908,515             0.0%
*   United Security Bancshares                                           416          2,188             0.0%
#   Unity Bancorp, Inc.                                                3,636         36,724             0.0%
    Unum Group                                                       517,445     17,929,469             0.3%
    Validus Holdings, Ltd.                                             8,958        396,839             0.0%
#   Valley National Bancorp                                              768          8,064             0.0%
    Voya Financial, Inc.                                              14,373        583,113             0.0%
#   Washington Federal, Inc.                                           1,243         31,000             0.0%
    Waterstone Financial, Inc.                                         1,426         18,994             0.0%
    Wells Fargo & Co.                                                 68,870      3,728,622             0.1%
#   WesBanco, Inc.                                                    31,678      1,034,287             0.0%
#   West BanCorp., Inc.                                               13,957        275,790             0.0%
    Westfield Financial, Inc.                                         10,811         84,326             0.0%
#   Wintrust Financial Corp.                                          24,224      1,223,070             0.0%
    WR Berkley Corp.                                                   5,305        296,178             0.0%
    XL Group P.L.C.                                                  240,766      9,168,369             0.2%
#   Zions Bancorporation                                              53,325      1,534,160             0.0%
                                                                             --------------            ----
Total Financials                                                              1,029,981,744            19.3%
                                                                             --------------            ----
Health Care -- (10.7%)
    Aceto Corp.                                                       31,686        955,650             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                     PERCENTAGE
                                                                              SHARES     VALUE+    OF NET ASSETS**
                                                                             --------- ----------- ---------------
Health Care -- (Continued)
#*          Addus HomeCare Corp.                                                 2,044 $    51,059             0.0%
            Aetna, Inc.                                                        558,462  64,100,268             1.2%
#*          Affymetrix, Inc.                                                    42,297     389,132             0.0%
#*          Albany Molecular Research, Inc.                                     34,587     623,949             0.0%
*           Alere, Inc.                                                         45,800   2,112,296             0.1%
*           Allergan P.L.C.                                                    117,350  36,198,954             0.7%
#*          Amedisys, Inc.                                                      19,727     780,795             0.0%
*           AMN Healthcare Services, Inc.                                        8,600     243,982             0.0%
#*          Amsurg Corp.                                                        30,743   2,154,777             0.1%
#           Analogic Corp.                                                       2,988     261,809             0.0%
#*          AngioDynamics, Inc.                                                 14,354     180,573             0.0%
#*          Anika Therapeutics, Inc.                                            14,671     565,127             0.0%
            Anthem, Inc.                                                       504,640  70,220,656             1.3%
*           Arrhythmia Research Technology, Inc.                                 1,200       7,452             0.0%
#*          BioScrip, Inc.                                                      22,765      44,847             0.0%
#*          BioTelemetry, Inc.                                                   5,328      69,371             0.0%
*           Boston Scientific Corp.                                          1,204,199  22,012,758             0.4%
#*          Brookdale Senior Living, Inc.                                        4,785     100,054             0.0%
#*          Cambrex Corp.                                                       43,567   2,002,775             0.0%
            Cigna Corp.                                                         42,954   5,757,554             0.1%
#*          Community Health Systems, Inc.                                     105,314   2,953,005             0.1%
#           CONMED Corp.                                                        43,239   1,753,774             0.0%
#           Cooper Cos., Inc. (The)                                             13,956   2,126,336             0.1%
*           Cross Country Healthcare, Inc.                                       7,595     102,532             0.0%
#           CryoLife, Inc.                                                      17,502     184,471             0.0%
#*          Cumberland Pharmaceuticals, Inc.                                    23,319     144,578             0.0%
#*          Cutera, Inc.                                                        23,174     314,471             0.0%
#*          Cynosure, Inc. Class A                                               8,077     304,018             0.0%
            Digirad Corp.                                                       26,711     158,129             0.0%
#*          Emergent Biosolutions, Inc.                                          8,678     278,998             0.0%
#*          Enzo Biochem, Inc.                                                  41,397     153,997             0.0%
*           Exactech, Inc.                                                       3,390      57,732             0.0%
*           Express Scripts Holding Co.                                        501,076  43,282,945             0.8%
*           Five Star Quality Care, Inc.                                        28,953      94,676             0.0%
#*          Genesis Healthcare, Inc.                                             9,380      46,525             0.0%
#*          Greatbatch, Inc.                                                    41,672   2,227,368             0.1%
#*          Hanger, Inc.                                                        16,897     243,655             0.0%
#*          Harvard Bioscience, Inc.                                            32,107      94,395             0.0%
*           Health Net, Inc.                                                    44,958   2,889,001             0.1%
#*          Healthways, Inc.                                                    37,281     438,797             0.0%
*           Hologic, Inc.                                                      305,036  11,853,699             0.2%
            Humana, Inc.                                                       236,814  42,302,085             0.8%
#*          Impax Laboratories, Inc.                                             4,700     162,761             0.0%
#           Invacare Corp.                                                       7,330     126,662             0.0%
            Kewaunee Scientific Corp.                                            1,631      27,107             0.0%
#           Kindred Healthcare, Inc.                                            56,891     762,339             0.0%
#           LeMaitre Vascular, Inc.                                              5,100      67,932             0.0%
#*          LHC Group, Inc.                                                      1,418      63,902             0.0%
*           LifePoint Hospitals, Inc.                                           82,208   5,662,487             0.1%
*           Magellan Health, Inc.                                               17,899     955,807             0.0%
#*          MedAssets, Inc.                                                     44,682   1,058,070             0.0%
(degrees)*  MedCath Corp.                                                       29,240          --             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Health Care -- (Continued)
    Medtronic P.L.C.                                                   324,690 $ 24,001,085             0.5%
#*  Merit Medical Systems, Inc.                                         13,395      248,343             0.0%
*   Misonix, Inc.                                                        3,362       37,453             0.0%
#*  Molina Healthcare, Inc.                                             24,941    1,546,342             0.0%
#   National Healthcare Corp.                                            6,484      423,276             0.0%
#*  Natus Medical, Inc.                                                 15,698      714,730             0.0%
#*  NuVasive, Inc.                                                       2,045       96,442             0.0%
#*  Omnicell, Inc.                                                      35,405      963,016             0.0%
    PerkinElmer, Inc.                                                   76,500    3,950,460             0.1%
    Pfizer, Inc.                                                     4,448,466  150,447,120             2.8%
*   PharMerica Corp.                                                    33,305      951,524             0.0%
#*  Prestige Brands Holdings, Inc.                                     111,489    5,464,076             0.1%
#*  Repligen Corp.                                                      21,271      707,048             0.0%
#*  RTI Surgical, Inc.                                                  73,086      307,327             0.0%
#*  SciClone Pharmaceuticals, Inc.                                      13,028       99,273             0.0%
#   Select Medical Holdings Corp.                                       42,204      476,905             0.0%
*   SunLink Health Systems, Inc.                                         1,750        2,975             0.0%
#*  SurModics, Inc.                                                      5,593      119,299             0.0%
*   Symmetry Surgical, Inc.                                             19,262      163,727             0.0%
#   Teleflex, Inc.                                                      37,223    4,950,659             0.1%
    Thermo Fisher Scientific, Inc.                                     499,520   65,327,226             1.2%
#*  Triple-S Management Corp. Class B                                   20,684      425,884             0.0%
    UnitedHealth Group, Inc.                                            89,716   10,566,750             0.2%
#   Universal American Corp.                                            84,328      629,087             0.0%
*   VCA, Inc.                                                           69,140    3,786,798             0.1%
#*  WellCare Health Plans, Inc.                                         18,375    1,628,025             0.0%
#*  Wright Medical Group NV                                              5,134       99,240             0.0%
    Zoetis, Inc.                                                        65,996    2,838,488             0.1%
                                                                               ------------            ----
Total Health Care                                                               610,698,670            11.4%
                                                                               ------------            ----
Industrials -- (12.4%)
    AAR Corp.                                                           32,906      746,637             0.0%
#   ABM Industries, Inc.                                                64,500    1,831,800             0.0%
    Acme United Corp.                                                    1,030       16,841             0.0%
#   Actuant Corp. Class A                                               44,986    1,025,681             0.0%
#   ADT Corp. (The)                                                    189,445    6,259,263             0.1%
#*  AECOM                                                               55,835    1,645,457             0.0%
*   Aegion Corp.                                                        42,549      820,770             0.0%
#*  Aerovironment, Inc.                                                 35,065      808,950             0.0%
#   AGCO Corp.                                                          58,973    2,853,703             0.1%
#*  Air Transport Services Group, Inc.                                   6,308       61,755             0.0%
#   Alamo Group, Inc.                                                   22,751    1,067,477             0.0%
    Alaska Air Group, Inc.                                             105,252    8,025,465             0.2%
#   Albany International Corp. Class A                                  20,551      772,101             0.0%
    AMERCO                                                              29,431   11,958,110             0.2%
#*  Ameresco, Inc. Class A                                                 981        6,357             0.0%
#   American Railcar Industries, Inc.                                   20,003    1,154,573             0.0%
    Apogee Enterprises, Inc.                                            36,374    1,801,604             0.0%
    ArcBest Corp.                                                       12,135      314,297             0.0%
#   Argan, Inc.                                                             21          776             0.0%
#   Astec Industries, Inc.                                              22,925      745,063             0.0%
#*  Atlas Air Worldwide Holdings, Inc.                                  36,746    1,515,405             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Industrials -- (Continued)
*   Avis Budget Group, Inc.                                             94,608 $ 4,724,724             0.1%
#   Barnes Group, Inc.                                                  36,400   1,368,276             0.0%
#   Barrett Business Services, Inc.                                      1,149      56,278             0.0%
*   BlueLinx Holdings, Inc.                                             17,052      11,936             0.0%
#   Brady Corp. Class A                                                 38,500     875,875             0.0%
#   Briggs & Stratton Corp.                                             41,033     729,156             0.0%
#*  Builders FirstSource, Inc.                                          12,182     143,991             0.0%
*   CAI International, Inc.                                             17,082     198,493             0.0%
#*  Casella Waste Systems, Inc. Class A                                  5,201      31,570             0.0%
#   Caterpillar, Inc.                                                   99,317   7,249,148             0.1%
#*  CBIZ, Inc.                                                          38,149     410,102             0.0%
#   CDI Corp.                                                           26,779     214,232             0.0%
#   Ceco Environmental Corp.                                             3,773      33,655             0.0%
#   Celadon Group, Inc.                                                 24,642     356,816             0.0%
#   Chicago Rivet & Machine Co.                                            700      18,333             0.0%
#   CIRCOR International, Inc.                                          10,019     460,072             0.0%
#   Columbus McKinnon Corp.                                             17,542     327,860             0.0%
    Comfort Systems USA, Inc.                                           44,560   1,422,801             0.0%
    Compx International, Inc.                                              500       5,620             0.0%
#   Covanta Holding Corp.                                               94,292   1,580,334             0.0%
#*  Covenant Transportation Group, Inc. Class A                          7,080     136,644             0.0%
*   CPI Aerostructures, Inc.                                             4,626      39,321             0.0%
*   CRA International, Inc.                                              7,613     178,144             0.0%
    CSX Corp.                                                        1,242,950  33,547,220             0.6%
    Curtiss-Wright Corp.                                                46,353   3,224,315             0.1%
*   DigitalGlobe, Inc.                                                  21,971     328,027             0.0%
    Douglas Dynamics, Inc.                                              30,234     663,334             0.0%
*   Ducommun, Inc.                                                      12,645     273,638             0.0%
#*  Dycom Industries, Inc.                                              39,867   3,033,480             0.1%
#   Dynamic Materials Corp.                                              1,436      10,239             0.0%
    Eastern Co. (The)                                                   10,193     170,937             0.0%
    Eaton Corp. P.L.C.                                                  98,845   5,526,424             0.1%
    EMCOR Group, Inc.                                                   50,540   2,440,071             0.1%
#   Encore Wire Corp.                                                   19,966     853,946             0.0%
#*  Energy Recovery, Inc.                                                1,783      12,784             0.0%
#   EnerSys                                                             43,239   2,637,147             0.1%
#   Engility Holdings, Inc.                                              7,988     257,134             0.0%
#   Ennis, Inc.                                                         48,483     971,114             0.0%
#   EnPro Industries, Inc.                                              17,635     866,055             0.0%
#   ESCO Technologies, Inc.                                             17,601     652,821             0.0%
    Espey Manufacturing & Electronics Corp.                              1,671      42,109             0.0%
#   Essendant, Inc.                                                     24,021     830,406             0.0%
#*  Esterline Technologies Corp.                                        44,968   3,464,784             0.1%
#   Federal Signal Corp.                                               141,916   2,137,255             0.1%
    FedEx Corp.                                                        142,324  22,209,660             0.4%
#   Fortune Brands Home & Security, Inc.                               149,626   7,829,929             0.2%
*   Franklin Covey Co.                                                   3,046      52,178             0.0%
#   FreightCar America, Inc.                                             9,404     170,965             0.0%
#*  FTI Consulting, Inc.                                                25,736     875,281             0.0%
*   Furmanite Corp.                                                     31,044     215,756             0.0%
#   G&K Services, Inc. Class A                                          29,714   1,955,775             0.1%
#   GATX Corp.                                                          65,445   3,056,282             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Industrials -- (Continued)
#*  Genco Shipping & Trading, Ltd.                                           8 $         19             0.0%
#*  Gencor Industries, Inc.                                              8,766       84,855             0.0%
    General Dynamics Corp.                                              15,017    2,231,226             0.1%
    General Electric Co.                                             5,637,788  163,044,829             3.1%
#*  Genesee & Wyoming, Inc. Class A                                      1,200       80,520             0.0%
*   Gibraltar Industries, Inc.                                          24,203      612,820             0.0%
*   GP Strategies Corp.                                                 18,583      466,247             0.0%
#   Granite Construction, Inc.                                          27,179      892,558             0.0%
#*  Great Lakes Dredge & Dock Corp.                                     69,820      279,280             0.0%
#   Greenbrier Cos., Inc. (The)                                         22,451      854,036             0.0%
#   Griffon Corp.                                                       67,323    1,156,609             0.0%
    H&E Equipment Services, Inc.                                        59,629    1,151,436             0.0%
#*  Hawaiian Holdings, Inc.                                             18,070      627,029             0.0%
#   Heidrick & Struggles International, Inc.                            18,234      484,295             0.0%
*   Hertz Global Holdings, Inc.                                        278,411    5,429,014             0.1%
#*  Hill International, Inc.                                            27,154       91,781             0.0%
    Huntington Ingalls Industries, Inc.                                 47,666    5,717,060             0.1%
    Hurco Cos., Inc.                                                     7,910      212,542             0.0%
*   Huron Consulting Group, Inc.                                         4,001      193,248             0.0%
#   Hyster-Yale Materials Handling, Inc.                                12,246      716,636             0.0%
#*  ICF International, Inc.                                             31,660      971,012             0.0%
    Ingersoll-Rand P.L.C.                                              213,109   12,628,839             0.3%
    Insteel Industries, Inc.                                            17,578      375,993             0.0%
#   International Shipholding Corp.                                      7,348       14,916             0.0%
*   JetBlue Airways Corp.                                              324,893    8,070,342             0.2%
    Kadant, Inc.                                                         5,786      237,920             0.0%
    KAR Auction Services, Inc.                                          18,100      695,040             0.0%
    KBR, Inc.                                                            3,600       66,384             0.0%
#   Kennametal, Inc.                                                     1,000       28,120             0.0%
*   Key Technology, Inc.                                                 3,199       35,797             0.0%
    Kimball International, Inc. Class B                                 31,258      341,337             0.0%
    Korn/Ferry International                                            33,148    1,205,593             0.0%
#*  Kratos Defense & Security Solutions, Inc.                            2,711       13,528             0.0%
    L-3 Communications Holdings, Inc.                                  100,470   12,699,408             0.3%
#*  Lawson Products, Inc.                                                8,847      230,110             0.0%
#   LB Foster Co. Class A                                                6,682       98,426             0.0%
#*  LMI Aerospace, Inc.                                                 13,807      144,835             0.0%
    LS Starrett Co. (The) Class A                                        4,097       48,959             0.0%
    LSI Industries, Inc.                                                27,715      297,659             0.0%
#*  Lydall, Inc.                                                        14,605      499,929             0.0%
    Manpowergroup, Inc.                                                 22,886    2,100,477             0.1%
#   Marten Transport, Ltd.                                              47,782      783,147             0.0%
    Matson, Inc.                                                        62,316    2,855,942             0.1%
#   Matthews International Corp. Class A                                12,387      715,102             0.0%
#   McGrath RentCorp                                                    17,552      527,438             0.0%
*   Mfri, Inc.                                                           8,900       50,196             0.0%
#   Miller Industries, Inc.                                             20,099      455,845             0.0%
#   Mobile Mini, Inc.                                                   54,461    1,864,745             0.0%
*   Moog, Inc. Class A                                                  35,339    2,182,537             0.1%
#   Mueller Industries, Inc.                                            30,912      974,346             0.0%
#   Mueller Water Products, Inc. Class A                               185,957    1,636,422             0.0%
#   Multi-Color Corp.                                                      308       23,975             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------- ----------- ---------------
Industrials -- (Continued)
#*  MYR Group, Inc.                                                   19,582 $   440,595             0.0%
    National Presto Industries, Inc.                                     571      50,277             0.0%
*   Navigant Consulting, Inc.                                         12,297     211,508             0.0%
    Nielsen Holdings P.L.C.                                           16,256     772,323             0.0%
#*  NL Industries, Inc.                                               47,751     166,651             0.0%
#   NN, Inc.                                                          18,396     253,865             0.0%
    Norfolk Southern Corp.                                           545,229  43,634,677             0.8%
    Northrop Grumman Corp.                                           175,493  32,948,811             0.6%
#*  Northwest Pipe Co.                                                 6,690      88,375             0.0%
#*  NOW, Inc.                                                         62,737   1,035,788             0.0%
*   On Assignment, Inc.                                               53,951   2,433,730             0.1%
    Orbital ATK, Inc.                                                 56,610   4,846,948             0.1%
#   Oshkosh Corp.                                                     14,466     594,408             0.0%
    Owens Corning                                                    149,300   6,797,629             0.1%
#*  PAM Transportation Services, Inc.                                 15,437     551,255             0.0%
#   Pentair P.L.C.                                                   117,934   6,594,869             0.1%
#   Powell Industries, Inc.                                            7,529     250,866             0.0%
#*  PowerSecure International, Inc.                                   19,459     242,459             0.0%
    Precision Castparts Corp.                                          6,312   1,456,873             0.0%
    Providence and Worcester Railroad Co.                                850      13,617             0.0%
    Quad/Graphics, Inc.                                                2,390      30,831             0.0%
#   Quanex Building Products Corp.                                    21,431     404,403             0.0%
#*  Quanta Services, Inc.                                            168,307   3,384,654             0.1%
    Raytheon Co.                                                      96,954  11,382,400             0.2%
    RCM Technologies, Inc.                                            20,293     103,697             0.0%
    Regal Beloit Corp.                                                16,070   1,025,105             0.0%
#*  Republic Airways Holdings, Inc.                                   48,736     280,719             0.0%
    Republic Services, Inc.                                          429,755  18,797,484             0.4%
#   Resources Connection, Inc.                                        25,955     465,892             0.0%
*   Roadrunner Transportation Systems, Inc.                              879       9,353             0.0%
#*  Rush Enterprises, Inc. Class A                                    32,603     794,861             0.0%
#*  Rush Enterprises, Inc. Class B                                    18,522     420,079             0.0%
#   Ryder System, Inc.                                                89,844   6,449,002             0.1%
#*  Saia, Inc.                                                         8,925     210,719             0.0%
    SIFCO Industries, Inc.                                             6,623      82,655             0.0%
#   SkyWest, Inc.                                                     38,506     733,154             0.0%
*   SL Industries, Inc.                                                  300      10,050             0.0%
    Southwest Airlines Co.                                           645,761  29,892,277             0.6%
#*  Sparton Corp.                                                      9,132     214,876             0.0%
    SPX Corp.                                                         12,803     156,837             0.0%
#*  SPX FLOW, Inc.                                                    12,803     434,022             0.0%
#   Standex International Corp.                                       22,341   2,004,435             0.1%
    Stanley Black & Decker, Inc.                                     154,919  16,418,316             0.3%
    Steelcase, Inc. Class A                                           55,469   1,076,653             0.0%
    Supreme Industries, Inc. Class A                                   1,433      11,464             0.0%
#*  TAL International Group, Inc.                                     24,053     407,939             0.0%
#   Terex Corp.                                                       27,578     553,215             0.0%
#   Tetra Tech, Inc.                                                  45,222   1,216,472             0.0%
*   Titan Machinery, Inc.                                              2,883      35,259             0.0%
#*  TRC Cos., Inc.                                                    23,870     246,577             0.0%
#   Trinity Industries, Inc.                                         183,814   4,975,845             0.1%
    Triumph Group, Inc.                                               57,456   2,676,300             0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------- ------------ ---------------
Industrials -- (Continued)
#*  Tutor Perini Corp.                                                33,844 $    567,902             0.0%
#   Twin Disc, Inc.                                                      900       10,602             0.0%
    Tyco International P.L.C.                                        240,619    8,768,156             0.2%
*   Ultralife Corp.                                                    3,309       22,435             0.0%
#   UniFirst Corp.                                                    18,705    1,965,334             0.1%
    Union Pacific Corp.                                              888,128   79,354,237             1.5%
    Universal Forest Products, Inc.                                   31,800    2,309,634             0.1%
#*  USA Truck, Inc.                                                   15,105      274,609             0.0%
*   Vectrus, Inc.                                                      4,069      101,196             0.0%
#*  Veritiv Corp.                                                      9,437      396,354             0.0%
#*  Versar, Inc.                                                       5,526       18,015             0.0%
    Viad Corp.                                                        23,193      698,341             0.0%
#*  Virco Manufacturing Corp.                                         12,601       45,616             0.0%
#   VSE Corp.                                                            305       17,525             0.0%
    Waste Connections, Inc.                                            2,800      152,544             0.0%
#   Watts Water Technologies, Inc. Class A                            53,615    2,918,801             0.1%
#   Werner Enterprises, Inc.                                          34,105      902,418             0.0%
#*  Wesco Aircraft Holdings, Inc.                                      6,228       77,601             0.0%
#*  WESCO International, Inc.                                         11,687      571,845             0.0%
*   Willdan Group, Inc.                                                1,000       11,110             0.0%
*   Willis Lease Finance Corp.                                         6,713      104,723             0.0%
#*  XPO Logistics, Inc.                                               12,216      339,116             0.0%
                                                                             ------------            ----
Total Industrials                                                             707,434,074            13.2%
                                                                             ------------            ----
Information Technology -- (8.0%)
#   Activision Blizzard, Inc.                                        982,162   34,139,951             0.7%
*   Actua Corp.                                                        1,184       16,398             0.0%
#*  Acxiom Corp.                                                       7,769      171,850             0.0%
#*  Advanced Energy Industries, Inc.                                  34,960      988,669             0.0%
#*  Agilysys, Inc.                                                    16,899      192,142             0.0%
#*  Alpha & Omega Semiconductor, Ltd.                                    419        3,721             0.0%
#*  Amtech Systems, Inc.                                               6,195       31,904             0.0%
#*  ANADIGICS, Inc.                                                    6,921        1,592             0.0%
#*  ARRIS Group, Inc.                                                140,787    3,978,641             0.1%
*   Arrow Electronics, Inc.                                          182,170   10,017,528             0.2%
    Astro-Med, Inc.                                                    6,285       82,836             0.0%
    Avnet, Inc.                                                      139,400    6,332,942             0.1%
#   AVX Corp.                                                        172,540    2,329,290             0.1%
*   Aware, Inc.                                                       14,326       46,273             0.0%
#*  Axcelis Technologies, Inc.                                           700        1,960             0.0%
*   AXT, Inc.                                                         20,506       45,113             0.0%
#   Bel Fuse, Inc. Class A                                             3,874       61,597             0.0%
#   Bel Fuse, Inc. Class B                                            11,837      213,421             0.0%
#*  Benchmark Electronics, Inc.                                       62,063    1,227,606             0.0%
    Black Box Corp.                                                   18,611      227,240             0.0%
*   Blackhawk Network Holdings, Inc.                                  25,926    1,103,929             0.0%
#*  Blucora, Inc.                                                     81,156      795,329             0.0%
    Brocade Communications Systems, Inc.                             461,513    4,808,965             0.1%
#   Brooks Automation, Inc.                                           50,847      561,351             0.0%
*   Bsquare Corp.                                                      4,065       44,227             0.0%
*   CACI International, Inc. Class A                                  24,830    2,409,503             0.1%
*   Calix, Inc.                                                       16,027      112,029             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Information Technology -- (Continued)
#*  Cascade Microtech, Inc.                                             24,071 $   368,768             0.0%
#   Checkpoint Systems, Inc.                                            27,235     203,718             0.0%
#*  CIBER, Inc.                                                         34,165     121,969             0.0%
    Cisco Systems, Inc.                                              2,617,806  75,523,703             1.4%
#   Cohu, Inc.                                                          28,915     364,040             0.0%
    Communications Systems, Inc.                                        11,639      94,392             0.0%
    Computer Sciences Corp.                                            161,200  10,734,308             0.2%
#   Comtech Telecommunications Corp.                                    15,569     376,147             0.0%
    Concurrent Computer Corp.                                           13,740      68,288             0.0%
#   Convergys Corp.                                                    197,364   5,066,334             0.1%
*   CoreLogic, Inc.                                                     96,545   3,763,324             0.1%
#   Corning, Inc.                                                      816,154  15,180,464             0.3%
#*  Cray, Inc.                                                          12,866     381,220             0.0%
    CSP, Inc.                                                            2,414      13,567             0.0%
#   CTS Corp.                                                           66,936   1,216,897             0.0%
*   CyberOptics Corp.                                                    7,734      54,447             0.0%
#*  Cypress Semiconductor Corp.                                         52,022     548,312             0.0%
*   Datalink Corp.                                                      28,408     207,378             0.0%
*   Digi International, Inc.                                            25,438     328,150             0.0%
#*  Diodes, Inc.                                                         4,709     107,836             0.0%
#*  DSP Group, Inc.                                                     46,713     471,801             0.0%
#   EarthLink Holdings Corp.                                            83,735     715,934             0.0%
*   EchoStar Corp. Class A                                              23,551   1,055,791             0.0%
*   Edgewater Technology, Inc.                                          13,603     108,008             0.0%
#   Electro Rent Corp.                                                  24,062     249,764             0.0%
    Electro Scientific Industries, Inc.                                  6,085      28,417             0.0%
*   Electronics for Imaging, Inc.                                       58,110   2,698,628             0.1%
    EMC Corp.                                                          342,124   8,970,491             0.2%
*   Emcore Corp.                                                           744       5,089             0.0%
#*  EnerNOC, Inc.                                                       13,197     103,464             0.0%
#*  Entegris, Inc.                                                         300       3,849             0.0%
    EPIQ Systems, Inc.                                                  23,453     323,651             0.0%
*   ePlus, Inc.                                                          8,745     738,253             0.0%
#*  Euronet Worldwide, Inc.                                             23,278   1,867,827             0.1%
#*  Exar Corp.                                                          51,341     292,130             0.0%
#*  Fabrinet                                                             4,055      87,872             0.0%
#*  Fairchild Semiconductor International, Inc.                        118,008   1,968,373             0.1%
    Fidelity National Information Services, Inc.                       151,857  11,073,412             0.2%
#*  Finisar Corp.                                                       61,526     699,551             0.0%
*   First Solar, Inc.                                                   28,266   1,613,141             0.0%
#*  FormFactor, Inc.                                                    30,568     251,880             0.0%
*   Frequency Electronics, Inc.                                         16,953     185,127             0.0%
*   GSE Systems, Inc.                                                   10,238      13,924             0.0%
#*  GSI Technology, Inc.                                                 5,863      24,742             0.0%
    Hackett Group, Inc. (The)                                           53,321     793,417             0.0%
#*  Harmonic, Inc.                                                      22,962     132,261             0.0%
    HP, Inc.                                                           810,974  21,863,859             0.4%
#*  Hutchinson Technology, Inc.                                         13,656      23,898             0.0%
    IAC/InterActiveCorp                                                125,298   8,396,219             0.2%
#*  ID Systems, Inc.                                                    17,291      60,864             0.0%
#*  Identiv, Inc.                                                        1,017       2,614             0.0%
    Ingram Micro, Inc. Class A                                         277,679   8,269,281             0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                     --------- ----------- ---------------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                                           42,100 $ 1,069,340             0.0%
*   Integrated Device Technology, Inc.                                 155,683   3,969,917             0.1%
    Integrated Silicon Solution, Inc.                                   42,178     948,161             0.0%
    Intel Corp.                                                      1,924,139  65,151,347             1.2%
#*  Internap Corp.                                                      32,386     218,929             0.0%
#   Intersil Corp. Class A                                             119,798   1,623,263             0.0%
#*  Intevac, Inc.                                                        4,144      20,306             0.0%
*   IntriCon Corp.                                                       2,835      23,190             0.0%
#*  Itron, Inc.                                                         33,397   1,226,672             0.0%
    IXYS Corp.                                                           3,055      38,065             0.0%
    Juniper Networks, Inc.                                             212,100   6,657,819             0.1%
*   Key Tronic Corp.                                                    17,623     146,800             0.0%
#*  Kimball Electronics, Inc.                                           23,443     267,016             0.0%
*   Kulicke & Soffa Industries, Inc.                                    71,688     759,893             0.0%
#*  KVH Industries, Inc.                                                19,858     194,608             0.0%
#*  Lattice Semiconductor Corp.                                        108,469     496,788             0.0%
#   Lexmark International, Inc. Class A                                 35,849   1,164,734             0.0%
#*  Limelight Networks, Inc.                                            18,463      37,665             0.0%
#   ManTech International Corp. Class A                                  2,048      59,187             0.0%
#   Marvell Technology Group, Ltd.                                     166,418   1,366,292             0.0%
#*  Maxwell Technologies, Inc.                                           2,521      15,126             0.0%
#   Mentor Graphics Corp.                                               35,620     968,864             0.0%
*   Mercury Systems, Inc.                                                2,055      35,264             0.0%
    Methode Electronics, Inc.                                           79,272   2,642,136             0.1%
#*  Micron Technology, Inc.                                            758,908  12,567,517             0.3%
#   MKS Instruments, Inc.                                               61,200   2,156,688             0.1%
    MOCON, Inc.                                                            700       9,597             0.0%
#*  ModusLink Global Solutions, Inc.                                    68,955     199,280             0.0%
    NCI, Inc. Class A                                                      686      10,660             0.0%
*   NETGEAR, Inc.                                                          428      17,719             0.0%
*   Newport Corp.                                                       64,756     978,463             0.0%
#*  Novatel Wireless, Inc.                                              10,953      23,549             0.0%
*   OmniVision Technologies, Inc.                                       37,132   1,072,001             0.0%
    Optical Cable Corp.                                                 10,793      33,782             0.0%
#*  PAR Technology Corp.                                                12,896      67,833             0.0%
#   Park Electrochemical Corp.                                           1,642      26,830             0.0%
#   PC Connection, Inc.                                                 39,267     912,565             0.0%
    PC-Tel, Inc.                                                        30,854     176,331             0.0%
*   PCM, Inc.                                                           10,471      97,066             0.0%
*   Perceptron, Inc.                                                     8,428      67,003             0.0%
    Pericom Semiconductor Corp.                                         37,284     650,606             0.0%
#*  Photronics, Inc.                                                    79,712     764,438             0.0%
*   Planar Systems, Inc.                                                 3,449      21,487             0.0%
#*  Plexus Corp.                                                        10,626     367,872             0.0%
#*  PMC-Sierra, Inc.                                                   102,988   1,227,617             0.0%
*   Polycom, Inc.                                                       36,977     509,543             0.0%
*   Qorvo, Inc.                                                         24,909   1,094,252             0.0%
*   Qualstar Corp.                                                       2,118       2,499             0.0%
#*  Rambus, Inc.                                                         1,069      11,032             0.0%
#*  RealNetworks, Inc.                                                  17,952      69,654             0.0%
    Reis, Inc.                                                          13,511     328,858             0.0%
#   RF Industries, Ltd.                                                  2,823      12,732             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                     --------- ------------ ---------------
Information Technology -- (Continued)
    Richardson Electronics, Ltd.                                        22,324 $    133,944             0.0%
#*  Rofin-Sinar Technologies, Inc.                                       4,978      144,163             0.0%
#*  Rogers Corp.                                                         7,543      350,900             0.0%
#*  Rovi Corp.                                                          19,000      173,850             0.0%
#*  Rudolph Technologies, Inc.                                          16,097      205,881             0.0%
#   SanDisk Corp.                                                       13,097    1,008,469             0.0%
#*  Sanmina Corp.                                                       39,846      823,617             0.0%
#*  ScanSource, Inc.                                                    14,745      508,850             0.0%
#*  Seachange International, Inc.                                        8,687       56,205             0.0%
*   ShoreTel, Inc.                                                       3,200       30,208             0.0%
#*  Sonus Networks, Inc.                                                 6,622       43,771             0.0%
    SS&C Technologies Holdings, Inc.                                    25,793    1,912,551             0.1%
*   StarTek, Inc.                                                       22,913       82,487             0.0%
#*  SunPower Corp.                                                      18,322      491,762             0.0%
#*  Super Micro Computer, Inc.                                           5,886      166,044             0.0%
#*  support.com, Inc.                                                   15,100       17,516             0.0%
*   Sykes Enterprises, Inc.                                             20,292      588,468             0.0%
#   SYNNEX Corp.                                                        55,900    4,943,796             0.1%
*   Synopsys, Inc.                                                       4,200      209,916             0.0%
#*  Tech Data Corp.                                                     82,952    6,038,076             0.1%
*   TeleCommunication Systems, Inc. Class A                             42,347      173,199             0.0%
#*  Telenav, Inc.                                                        9,865       71,028             0.0%
#   Teradyne, Inc.                                                      26,789      522,921             0.0%
    Tessco Technologies, Inc.                                            8,689      189,768             0.0%
    Tessera Technologies, Inc.                                          48,635    1,700,766             0.0%
    TheStreet, Inc.                                                      2,840        4,090             0.0%
#*  TTM Technologies, Inc.                                              55,241      403,259             0.0%
#*  United Online, Inc.                                                 17,780      207,670             0.0%
#*  Veeco Instruments, Inc.                                             15,978      287,924             0.0%
#*  Virtusa Corp.                                                       30,064    1,726,576             0.1%
#   Vishay Intertechnology, Inc.                                       151,731    1,608,349             0.0%
*   Vishay Precision Group, Inc.                                        16,480      193,310             0.0%
    Western Digital Corp.                                              212,781   14,218,026             0.3%
#*  Xcerra Corp.                                                        20,165      139,945             0.0%
    Xerox Corp.                                                      1,036,475    9,732,500             0.2%
*   XO Group, Inc.                                                       6,284       95,077             0.0%
*   Yahoo!, Inc.                                                     1,048,770   37,357,187             0.7%
                                                                               ------------             ---
Total Information Technology                                                    456,903,726             8.5%
                                                                               ------------             ---
Materials -- (2.3%)
    A Schulman, Inc.                                                    32,960    1,182,934             0.0%
#   Alcoa, Inc.                                                        995,255    8,887,627             0.2%
#   Allegheny Technologies, Inc.                                        22,777      334,822             0.0%
#*  AM Castle & Co.                                                     24,982       59,707             0.0%
    Ampco-Pittsburgh Corp.                                               4,007       46,441             0.0%
    Ashland, Inc.                                                      112,560   12,350,083             0.2%
    Axiall Corp.                                                        26,423      535,066             0.0%
    Bemis Co., Inc.                                                     25,154    1,151,550             0.0%
    Cabot Corp.                                                         46,280    1,663,303             0.0%
#*  Century Aluminum Co.                                                15,822       57,276             0.0%
*   Chemtura Corp.                                                      49,368    1,576,814             0.0%
*   Clearwater Paper Corp.                                              16,822      848,333             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                             SHARES     VALUE+    OF NET ASSETS**
                                                                             ------- ------------ ---------------
Materials -- (Continued)
#           Commercial Metals Co.                                             85,208 $  1,224,439             0.0%
#*          Core Molding Technologies, Inc.                                   11,847      237,414             0.0%
#           Cytec Industries, Inc.                                           129,400    9,629,948             0.2%
            Domtar Corp.                                                       8,107      334,333             0.0%
            Dow Chemical Co. (The)                                            11,060      571,470             0.0%
#           Freeport-McMoRan, Inc.                                           327,519    3,854,899             0.1%
            Friedman Industries, Inc.                                         13,926       83,417             0.0%
#           FutureFuel Corp.                                                   6,104       94,063             0.0%
            Graphic Packaging Holding Co.                                    154,000    2,180,640             0.1%
#           Greif, Inc. Class A                                                4,885      160,130             0.0%
#*          Headwaters, Inc.                                                   1,311       26,941             0.0%
#*          Horsehead Holding Corp.                                           49,015      139,203             0.0%
#           Huntsman Corp.                                                    50,242      661,687             0.0%
            International Paper Co.                                          493,615   21,072,424             0.4%
            Kaiser Aluminum Corp.                                             27,181    2,209,543             0.1%
#           KapStone Paper and Packaging Corp.                                80,984    1,761,402             0.0%
*           Kraton Performance Polymers, Inc.                                  5,435      110,820             0.0%
#*          Louisiana-Pacific Corp.                                          173,457    3,063,251             0.1%
#           Martin Marietta Materials, Inc.                                   23,633    3,666,660             0.1%
#           Materion Corp.                                                    18,497      557,685             0.0%
            Mercer International, Inc.                                        21,725      234,630             0.0%
#           Minerals Technologies, Inc.                                       34,280    2,020,463             0.1%
            Mosaic Co. (The)                                                  17,274      583,688             0.0%
#           Myers Industries, Inc.                                            57,792      902,133             0.0%
#           Neenah Paper, Inc.                                                 7,684      517,978             0.0%
            Newmont Mining Corp.                                              48,146      936,921             0.0%
*           Northern Technologies International Corp.                          3,035       54,478             0.0%
            Nucor Corp.                                                       83,945    3,550,874             0.1%
            Olin Corp.                                                        69,801    1,338,783             0.0%
#           Olympic Steel, Inc.                                                9,986       95,566             0.0%
#           PH Glatfelter Co.                                                 50,600      981,640             0.0%
#           PolyOne Corp.                                                      5,174      173,019             0.0%
            Reliance Steel & Aluminum Co.                                     93,801    5,624,308             0.1%
*           Resolute Forest Products, Inc.                                     1,817       13,573             0.0%
#           Schnitzer Steel Industries, Inc. Class A                             400        6,744             0.0%
            Sensient Technologies Corp.                                       38,101    2,486,852             0.1%
            Steel Dynamics, Inc.                                              94,919    1,753,154             0.0%
#*          Stillwater Mining Co.                                             55,630      519,584             0.0%
            SunCoke Energy, Inc.                                              62,210      308,562             0.0%
            Synalloy Corp.                                                     5,144       44,856             0.0%
            Tredegar Corp.                                                    27,973      398,895             0.0%
#           Tronox, Ltd. Class A                                               1,600        9,936             0.0%
#*          Universal Stainless & Alloy Products, Inc.                         6,269       54,540             0.0%
            Vulcan Materials Co.                                              58,246    5,625,399             0.1%
            Wausau Paper Corp.                                                 9,413       96,107             0.0%
            Westlake Chemical Corp.                                          158,152    9,531,821             0.2%
            WestRock Co.                                                     200,591   10,783,772             0.2%
#           Worthington Industries, Inc.                                      47,320    1,452,724             0.0%
                                                                                     ------------             ---
Total Materials                                                                       130,435,325             2.4%
                                                                                     ------------             ---
Other -- (0.0%)
(degrees)#  Gerber Scientific, Inc. Escrow Shares                             47,409           --             0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                          PERCENTAGE
                                                                                SHARES       VALUE+     OF NET ASSETS**
                                                                              ---------- -------------- ---------------
Other -- (Continued)
(degrees)    Petrocorp, Inc. Escrow Shares                                           900 $           --             0.0%
                                                                                         --------------           -----
Total Other                                                                                          --             0.0%
                                                                                         --------------           -----
Telecommunication Services -- (3.9%)
             AT&T, Inc.                                                        5,441,020    182,328,580             3.4%
#            Atlantic Tele-Network, Inc.                                              84          6,419             0.0%
             CenturyLink, Inc.                                                   512,432     14,455,707             0.3%
             Frontier Communications Corp.                                       696,949      3,582,318             0.1%
#*           General Communication, Inc. Class A                                  45,867        934,081             0.0%
#*           Iridium Communications, Inc.                                         14,800        121,508             0.0%
             Lumos Networks Corp.                                                    500          6,480             0.0%
#*           ORBCOMM, Inc.                                                        44,499        264,324             0.0%
#*           Premiere Global Services, Inc.                                        2,000         27,360             0.0%
#            Shenandoah Telecommunications Co.                                    56,354      2,636,804             0.0%
             Spok Holdings, Inc.                                                  12,522        225,772             0.0%
#*           Sprint Corp.                                                        422,600      1,998,898             0.0%
*            T-Mobile US, Inc.                                                   113,786      4,311,352             0.1%
             Telephone & Data Systems, Inc.                                      111,207      3,184,969             0.1%
#*           United States Cellular Corp.                                          7,591        309,257             0.0%
             Verizon Communications, Inc.                                        187,958      8,811,471             0.2%
#*           Vonage Holdings Corp.                                                85,934        521,619             0.0%
                                                                                         --------------           -----
Total Telecommunication Services                                                            223,726,919             4.2%
                                                                                         --------------           -----
Utilities -- (0.1%)
*            Calpine Corp.                                                        62,921        975,905             0.0%
             Consolidated Water Co., Ltd.                                          6,656         73,682             0.0%
             NRG Energy, Inc.                                                    263,762      3,399,892             0.1%
#            Ormat Technologies, Inc.                                             20,134        759,454             0.0%
#            UGI Corp.                                                            78,988      2,896,490             0.1%
                                                                                         --------------           -----
Total Utilities                                                                               8,105,423             0.2%
                                                                                         --------------           -----
TOTAL COMMON STOCKS                                                                       5,346,276,685           100.0%
                                                                                         --------------           -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights             8,393         15,863             0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                       8,220             --             0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights                            157,807        160,158             0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                            157,807          7,701             0.0%
                                                                                         --------------           -----
TOTAL RIGHTS/WARRANTS                                                                           183,722             0.0%
                                                                                         --------------           -----
TOTAL INVESTMENT SECURITIES                                                               5,346,460,407
                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid Reserves, 0.140%                3,231,849      3,231,849             0.1%
                                                                                         --------------           -----
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@         DFA Short Term Investment Fund                                   31,241,165    361,460,279             6.7%
                                                                                         --------------           -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,382,943,498)                                      $5,711,152,535           106.8%
                                                                                         ==============           =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                 --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                 -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                        $1,008,822,964           --   --    $1,008,822,964
   Consumer Staples                                                 423,884,025           --   --       423,884,025
   Energy                                                           746,283,815           --   --       746,283,815
   Financials                                                     1,029,981,744           --   --     1,029,981,744
   Health Care                                                      610,698,670           --   --       610,698,670
   Industrials                                                      707,434,074           --   --       707,434,074
   Information Technology                                           456,903,726           --   --       456,903,726
   Materials                                                        130,435,325           --   --       130,435,325
   Other                                                                     --           --   --                --
   Telecommunication Services                                       223,726,919           --   --       223,726,919
   Utilities                                                          8,105,423           --   --         8,105,423
Rights/Warrants                                                              -- $    183,722   --           183,722
Temporary Cash Investments                                            3,231,849           --   --         3,231,849
Securities Lending Collateral                                                --  361,460,279   --       361,460,279
                                                                 -------------- ------------   --    --------------
TOTAL                                                            $5,349,508,534 $361,644,001   --    $5,711,152,535
                                                                 ============== ============   ==    ==============

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date:  January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date:  January 7, 2016

By:  /s/ David R. Martin
     --------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date:  January 7, 2016